UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-104513
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 36	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-03330
Amendment No. 794	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-II

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner, III, Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2018

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2018 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Best of America Future Venue Annuity®
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-II
The date of this prospectus is May 1, 2018.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2018), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 99. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less. Additionally, with respect to the Extra Value Option, the cost of electing the option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
The Sub-Accounts offered through this contract invest in the underlying mutual funds listed below. For a complete list of underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, refer to Appendix A: Underlying Mutual Fund Information. For more information on the underlying mutual funds, refer to the prospectus for the underlying mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, Contract Owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
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•	American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
•	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III
•	Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2
•	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
•	Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares
•	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
•	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
•	Guggenheim Variable Funds - Multi-Hedge Strategies
•	Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
•	Janus Henderson VIT Flexible Bond Portfolio: Service Shares
•	Janus Henderson VIT Global Technology Portfolio: Service Shares
•	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
•	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
•	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
•	MFS® Variable Insurance Trust - MFS Value Series: Service Class
•	MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
•	Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
•	Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II
•	Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
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•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
•	Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I
•	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S
•	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares
•	PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
•	Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
•	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S
•	Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
Purchase payments not allocated to the underlying mutual funds may be allocated to the Fixed Account and/or the Guaranteed Term Options.
3

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Annuity Option.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Current Income Benefit Base – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, it is equal to the Original Income Benefit Base adjusted throughout the life of the contract to account for subsequent purchase payments, excess withdrawals, and reset opportunities. This amount is multiplied by the Lifetime Withdrawal Percentage to arrive at the Lifetime Withdrawal Amount for any given year.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature. Guaranteed Term Option is referred to as Target Term Option in certain state jurisdictions.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Lifetime Withdrawal – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, it is a withdrawal of all or a portion of the Lifetime Withdrawal Amount.
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Lifetime Withdrawal Amount – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, the maximum amount that can be withdrawn between Contract Anniversaries without reducing the Current Income Benefit Base. It is calculated annually, on each Contract Anniversary, by multiplying the Current Income Benefit Base by the Lifetime Withdrawal Percentage.
Lifetime Withdrawal Percentage – An age-based percentage used to determine the Lifetime Withdrawal Amount under the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider. The applicable percentage is multiplied by the Current Income Benefit Base to arrive at the Lifetime Withdrawal Amount for any given year.
Monthly Contract Anniversary – Each recurring one-month anniversary of the date the contract was issued.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Original Income Benefit Base – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, the initial benefit base calculated on the date the option is elected, which is equal to the Contract Value.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options. All references in this prospectus to Guaranteed Term Options will also mean Target Term Options (in applicable jurisdictions).
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code. The Tax Sheltered Annuities sold under this prospectus are not available in connection with investment plans that are subject to ERISA.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
5

Variable Account – Nationwide Variable Account-II, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
6

7

Table of Contents (continued)
8

Table of Contents (continued)
9

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7% [1]
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum Loan Processing Fee	$25 [2]
Maximum Premium Tax Charge	5% [3]

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Maximum Annual Contract Maintenance Charge	$30 [4]
Annual Loan Interest Charge	2.25% [5]
Variable Account Annual Expenses (assessed as an annualized rate of total Variable Account charges as a percentage of the Daily Net Assets)[6]
Mortality and Expense Risk Charge	0.90%
Administrative Charge	0.20%
Death Benefit Options (an applicant may purchase one)
One-Year Enhanced Death Benefit II Option	0.15% [7]
Total Variable Account Charges (including this option only)	1.25%
One-Year Enhanced Death Benefit Option (available until September 1, 2004 or until state approval is received for the One-Year Enhanced Death Benefit II Option)	0.10%
Total Variable Account Charges (including this option only)	1.20%
One-Month Enhanced Death Benefit II Option	0.35% [8]
Total Variable Account Charges (including this option only)	1.45%
One-Month Enhanced Death Benefit Option (available until September 1, 2004 or until state approval is received for the One-Month Enhanced Death Benefit II Option)	0.30%
Total Variable Account Charges (including this option only)	1.40%
Combination Enhanced Death Benefit II Option	0.45% [9]
Total Variable Account Charges (including this option only)	1.55%
Combination Enhanced Death Benefit Option (available until September 1, 2004 or until state approval is received for the Combination Enhanced Death Benefit II Option)	0.40% [10]
Total Variable Account Charges (including this option only)	1.50%
Spousal Protection Annuity Option	0.20%
Total Variable Account Charges (including this option only)	1.30%
Beneficiary Protector II Option	0.35% [11]
Total Variable Account Charges (including this option only)	1.45%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.35%.
Extra Value Option	0.45% [12]
Total Variable Account Charges (including this option only)	1.55%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45%.

Capital Preservation Plus Lifetime Income Option	1.00% [13]
Total Variable Account Charges (including this option only)	2.10%
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Recurring Contract Expenses
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of no more than 1.00% by decreasing the interest credited to amounts allocated to the Guaranteed Term Options/Target Term Options.

Capital Preservation Plus Option (no longer available for purchase)	0.50%
Total Variable Account Charges (including this option only)	1.60%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50% by decreasing the interest credited to amounts allocated to the Guaranteed Term Options/Target Term Options.

Additional Optional Riders with charges assessed annually as a percentage of Current Income Benefit Base[14]:
Nationwwide Lifetime Income Riders (an applicant may purchase one):
5% Nationwide Lifetime Income Rider (only available in NY)	1.00% [15]
7% Nationwide Lifetime Income Rider (not available in NY)	1.00% [16]
10% Nationwide Lifetime Income Rider	1.20% [17]
Joint Options for the Nationwide Lifetime Income Riders (an applicant may purchase one only if the corresponding Lifetime Income Option is elected):
Joint Option for the 5% Nationwide Lifetime Income Rider (only available in NY)	0.15%
Joint Option for the 7% Nationwide Lifetime Income Rider (not available in NY)	0.15%
Joint Option for the 10% Nationwide Lifetime Income Rider (not available in NY)	0.30% [18]

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses (maximum of mutually exclusive options)
Mortality and Expense Risk Charge (applicable to all contracts)	0.90%
Administrative Charge (applicable to all contracts)	0.20%
Combination Enhanced Death Benefit II Option	0.45%
Spousal Protection Annuity Option	0.20%
Beneficiary Protector II Option	0.35%
3% Extra Value Option	0.45%
10% Nationwide Lifetime Income Rider	1.20% [19]
Joint Option for the 10% Nationwide Lifetime Income Rider	0.30% [19]
Maximum Possible Total Variable Account Charges	4.05% [20]

[1]	Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:
•	10% of the net difference of purchase payments that are subject to CDSC minus purchase payments withdrawn that were subject to CDSC; or
•	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. The Internal Revenue Code may impose restrictions on withdrawals from contracts issued as Tax Sheltered Annuities.
[2]	Nationwide will assess a Loan Processing Fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a Loan Processing Fee.
[3]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[4]	The Contract Maintenance Charge is deducted annually from all contracts containing less than $50,000 on each Contract Anniversary. This charge is permanently waived for any contract valued at $50,000 or more on any Contract Anniversary.
[5]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
[6]	These charges apply only to Sub-Account allocations. They do not apply to allocations made to the Fixed Account or to the Guaranteed Term Options. They are charged on a daily basis at the annualized rate noted above.
[7]	The One-Year Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application.
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[8]	The One-Month Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application.
[9]	The Combination Enhanced Death Benefit II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
[10]	The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application.
[11]	The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
[12]	Nationwide will discontinue deducting the charge associated with the Extra Value Option seven years from the date the contract was issued. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected the Extra Value Option.
[13]	For contracts issued on or after September 15, 2008 or the date of state approval (whichever is later), the current Variable Account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.75%. For contracts issued before September 15, 2008 or the date of state approval (whichever is later), the current Variable Account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.60%.
[14]	For information about how the Current Income Benefit Base is calculated, see Determination of the Income Benefit Base Prior to the First Surrender.
[15]	Currently, the charge associated with the 5% Nationwide Lifetime Income Rider is equal to 0.85% of the Current Income Benefit Base.
[16]	Currently, the charge associated with the 7% Nationwide Lifetime Income Rider is equal to 0.95% of the Current Income Benefit Base.
[17]	Currently, the charge associated with the 10% Nationwide Lifetime Income Rider is equal to 1.00% of the Current Income Benefit Base.
[18]	Currently, the charge associated with the Joint Option for the 10% Nationwide Lifetime Income Rider is 0.20% of the Current Income Benefit Base.
[19]	This charge is a percentage of the Current Income Benefit Base. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
[20]	The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.05% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2017, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.40%	2.61%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes which, if reflected, would result in higher expenses.
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The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the maximum Contingent Deferred Sales Charge;
•	a $30 Contract Maintenance Charge expressed as a percentage of the average contract account size; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (4.05%)[1].
For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (2.61%)	$1,431	$2,642	$3,789	$6,594	*	$2,142	$3,489	$6,594	$731	$2,142	$3,489	$6,594
Minimum Total Underlying Mutual Fund Operating Expenses (0.40%)	$1,199	$1,996	$2,794	$4,990	*	$1,496	$2,494	$4,990	$499	$1,496	$2,494	$4,990
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
[1]	The total Variable Account charges associated with the most expensive combination of optional benefits may be higher or lower than 4.05% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Flexible Premium Deferred Variable Annuity Contracts.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities (Non-ERISA)
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
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Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. The minimum initial purchase payment for Charitable Remainder Trusts is $5,000. For all other contract types the minimum initial purchase payment is $3,000.A Contract Owner will meet the minimum initial purchase payment requirement if purchase payments equal to the required minimum are made over the course of the first Contract Year.The minimum subsequent purchase payment is $500. However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $50.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on initial and subsequent purchase payment requirements in a particular state.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Some optional benefits may restrict the Contract Owner's ability to make subsequent purchase payments.
Credits applied to the contract cannot be used to meet the minimum purchase payment requirements.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Annuitization. Annuity payment options will be limited if the Contract Owner submits total purchase payments in excess of $2,000,000. Furthermore, if the amount to be annuitized is greater than $5,000,000, Nationwide may limit both the amount that can be annuitized on a single life and the annuity payment options (see Annuity Payment Options).
Death Benefit Calculations. Purchase payments up to $3,000,000 may result in a higher death benefit payment than purchase payments in excess of $3,000,000 (see Death Benefit Calculations).
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Subsequent Purchase Payments. If the Contract Owner elects the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 per calendar year.
Credits on Purchase Payments
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount
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returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. After the end of the contractual free look period, all PPCs are fully vested and not subject to recapture.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.90% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $30 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
Spousal Protection Annuity Option
A Spousal Protection Annuity Option is available under the contract at the time of application, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse. Once elected, the Spousal Protection Annuity Option is irrevocable. If an applicant elects the Spousal Protection Annuity Option, Nationwide will deduct an additional charge at an annualized rate of 0.20% of the Daily Net Assets. For contracts that elected the Spousal Protection Annuity Option prior to September 1, 2004 (or prior to state approval of the price increase), the charge for the Spousal Protection Annuity Option is an annualized rate of 0.10% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. The Spousal Protection Annuity Option is not available for contracts issued as Charitable Remainder Trusts. Nationwide may realize a profit from the charge assessed for this option.
Death Benefit Options
The contract contains a standard death benefit (the greatest of (i) Contract Value, (ii) net purchase payments, or (iii) the highest Contract Value on any five-year Contract Anniversary before the Annuitant's 86th birthday) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Year Enhanced Death Benefit II Option is availablefor contracts with Annuitants age 80 or younger at the time of application. The charge for this option is equal to 0.15% of the Daily Net Assets.
•	The One-Year Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.10% of the Daily Net Assets. The One-Year Enhanced Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit II Option.
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•	The One-Month Enhanced Death Benefit II Option is available for contracts with Annuitants age 80 or younger at the time of application. The charge for this option is equal to 0.35% of the Daily Net Assets.
•	The One-Month Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.30% of the Daily Net Assets. The One-Month Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit II Option.
•	The Combination Enhanced Death Benefit II Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.45% of the Daily Net Assets.
•	The Combination Enhanced Death Benefit Option is available for contracts with Annuitants age 80 or younger at the time of application. The charge for this option is equal to 0.40% of the Daily Net Assets. This option is only available until state approval is received for the Combination Enhanced Death Benefit II Option.
Extra Value Option
An Extra Value Option is available under the contract at the time of application. If the applicant elects the Extra Value Option, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force. In exchange, Nationwide will deduct an additional charge at an annualized rate of 0.45% of the Daily Net Assets. Nationwide will discontinue deducting this charge seven years from the date the contract was issued.
Additionally, allocations made to the Fixed Account and the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45%.
Beneficiary Protector II Option
An applicant may elect the Beneficiary Protector II Option at the time of application. This option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds. This option is only available for contracts with Annuitants age 75 or younger at the time of application. If the applicant elects the Beneficiary Protector II Option, Nationwide will deduct an additional charge at an annualized rate of 0.35% of the Daily Net Assets. Additionally, allocations made to the Fixed Account and the Guaranteed Term Options will be assessed a fee of 0.35%.
Capital Preservation Plus Option
The Capital Preservation Plus Option is no longer available for election under the contract and has been replaced with the Capital Preservation Plus Lifetime Income Option effective March 1, 2005 (or thereafter upon state approval of the Capital Preservation Plus Lifetime Income Option). For contracts with the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate of 0.50% of the Daily Net Assets. Additionally, allocations made to the GTOs will be assessed a fee of 0.50%.
Capital Preservation Plus Lifetime Income Option
The Capital Preservation Plus Lifetime Income Option is only available under the contract at the time of application for contracts issued prior to January 12, 2009. After January 12, 2009, the Capital Preservation Plus Lifetime Income Option is only available to those Contract Owners that previously elected the Capital Preservation Plus Option. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be age 35 or older at the time of application. Capital Preservation Plus Lifetime Income Option is not available if a Nationwide Lifetime Income Rider is elected.
If the Capital Preservation Plus Lifetime Income Option is elected, Nationwide will deduct an additional charge at an annualized rate not to exceed 1.00% of the Daily Net Assets. Additionally, allocations to the Guaranteed Term Options will be assessed a fee of not more than 1.00%.
•	For contracts issued on or after September, 15, 2008 or the date of state approval (whichever is later), the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets and the Guaranteed Term Option charge is equal to 0.75%.
•	For contracts issued before September 15, 2008 or the date of state approval (whichever is later), the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets and the Guaranteed Term Option charge is equal to 0.60%.
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10% Nationwide Lifetime Income Rider (formerly the 10% Lifetime Income Option)
The 10% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 10% annually for each of those 10 years. The 10% Nationwide Lifetime Income Rider is available under the contract at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The 10% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider or the Capital Preservation Plus Lifetime Income Option.
If the 10% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.20% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the 10% Nationwide Lifetime Income Rider is 1.00% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 10% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide’s General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability. The cost of the 10% Nationwide Lifetime Income Rider may exceed the benefit.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 7% annually for each of those 10 years. Upon state approval of the 10% Nationwide Lifetime Income Rider, the 7% Nationwide Lifetime Income Rider will no longer be available for election. The 7% Nationwide Lifetime Income Rider is not available in the State of New York. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The 7% Nationwide Lifetime Income Rider may not be elected if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider or the Capital Preservation Plus Lifetime Income Option.
If the 7% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the 7% Nationwide Lifetime Income Rider is 0.95% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 7% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide’s General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability. The cost of the 7% Nationwide Lifetime Income Rider may exceed the benefit.
5% Nationwide Lifetime Income Rider (formerly the 5% Lifetime Income Option)
The 5% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 5% annually for each of those 10 years. For contracts issued in the State of New York, the 5% Nationwide Lifetime Income Rider is available under the contract at the time of application. For contracts issued before May 1, 2007, the 5% Nationwide Lifetime Income Rider is available for
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election at anytime. For all other contracts, the 5% Nationwide Lifetime Income Rider is not available for election. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The 5% Nationwide Lifetime Income Rider may not be elected if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider or the Capital Preservation Plus Lifetime Income Option.
If the 5% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.85% of the Current Income Benefit Base. The charge is deducted on each anniversary of the date the option was elected and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 5% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide’s General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability. The cost of the 5% Nationwide Lifetime Income Rider may exceed the benefit.
Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)
The Joint Option for the 10% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 10% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 10% Nationwide Lifetime Income Rider is elected. The Joint Option for the 10% Nationwide Lifetime Income Rider is not available for contracts issued in the State of New York.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.30% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.20% of the Current Income Benefit Base. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 10% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
The Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 7% Nationwide Lifetime Income Rider is elected. The Joint Option is not available in the State of New York.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.15% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 7% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)
The Joint Option for the 5% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 5% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available in the State of New York.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.15% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 5% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
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Charges for Optional Benefits
Generally, the charges associated with optional benefits are only assessed prior to annuitization. However, certain optional benefits will assess the charge for a specified duration, even if the contract is annuitized:
•	The charge for the Extra Value Option will be assessed for seven years from the date the contract was issued.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Five-Year Enhanced Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Purchase Payment Credits, Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Purchase Payment Credits, Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value). Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
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Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, Nationwide does not intend to file periodic reports as required under the 1934 Act.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-II is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Fund Information. Nationwide established the Variable Account on October 7, 1981 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
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The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
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No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered Nationwide’s contractual obligations to the Contract Owner will continue.
Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account’s assets are held separately from Nationwide’s other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide’s General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide’s claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
Target Term Options
Due to certain state requirements, in some states, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option. Target Term Options are not available separate from the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option.
For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.
All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
GTO Charges Assessed for Certain Optional Benefits
For contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Guaranteed Term Options by reducing the guaranteed rate of return. Consequently, the charge assessed for the optional benefit will result in a lower guaranteed rate of return (reduced by the amount of the charge).
•	The Beneficiary Protector II Option has a GTO charge equal to 0.35%.
•	The Capital Preservation Plus Option has a GTO charge equal to 0.50%.
•	The Capital Preservation Plus Option has a GTO charge that will not exceed 1.00%. For contracts issued on or after the later of September 15, 2008, or the date of state approval (which ever comes last), the current GTO charge is 0.75%. For contracts issued before September 15, 2008, or the date of state approval (whichever comes last), the current GTO charge is 0.60%.
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•	The Extra Value Option has a GTO charge equal to 0.45% for the first seven Contract Years.
The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account. The General Account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. Nationwide also reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guaranteed period. State law requires Nationwide to reserve the right to postpone payment or transfer out of the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. The Fixed Account may not be available in every state.
Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Extra Value Option is elected. These restrictions may be imposed at Nationwide’s sole discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner’s Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide’s sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments Purchase Payment Credits, and Extra Value Option credits allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
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For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Fixed Account Charges Assessed for Certain Optional Benefits
All interest rates credited to the Fixed Account will be determined as previously described. However, for contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in a lower credited interest rate (reduced by the amount of the charge).
•	The Beneficiary Protector II Option has a Fixed Account charge equal to 0.35%.
•	The Extra Value Option has a Fixed Account charge equal to 0.45% for the first seven Contract Years.
Even if the credited interest rate is reduced by an optional benefit charge, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a purchase payment and/or block a Contract Owner’s account and thereby refuse to process any request for transfers, withdrawals, surrenders, loans or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
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Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, age issuance limitations, availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
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Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Identification of Underlying Mutual Funds);
•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s interpretation thereof;
•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 7.00% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products. For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some
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cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year end December 31, 2017, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or subadvisers), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
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There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.90% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $30 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract.
This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
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The deduction of the Contract Maintenance Charge will be taken proportionally from each Sub-Account, the Fixed Account, and the GTOs based on the value in each option as compared to the total Contract Value.
Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Annuity Option are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Annuity Option. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greatest of:
(1)	10% of the net difference of purchase payments that are subject to CDSC minus purchase payments previously withdrawn that were subject to CDSC;
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
(3)	for those contracts with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, withdrawals up to the annual benefit amount.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit; or
(3)	from any values which have been held under a contract for at least seven years.
No CDSC applies to transfers between or among the various investment options in the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw the greater of (i) the amount available under the CDSC-free withdrawal privilege described above, and (ii) the difference between:
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(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The contract includes a Long-Term Care/Nursing Home and Terminal Illness Waiver at no additional charge. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
One-Year Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit II Option. The One-Year Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
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If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
One-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. The One-Year Enhanced Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit II Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
One-Month Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.35% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit II Option. The One-Month Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
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If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
One-Month Enhanced Death Benefit
For an additional charge at an annualized rate of 0.30% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. The One-Month Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit II Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
Combination Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.45% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit II Option. The Combination Enhanced Death Benefit II Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the
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option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
Combination Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.40% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option is only available until state approval is received for the Combination Enhanced Death Benefit II Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
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If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
Spousal Protection Annuity Option
A Spousal Protection Annuity Option is available under the contract at the time of application, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse. Once elected, the Spousal Protection Annuity Option is irrevocable. If an applicant elects the Spousal Protection Annuity Option, Nationwide will deduct an additional charge at an annualized rate of 0.20% of the Daily Net Assets. For contracts that elected the Spousal Protection Annuity Option prior to September 1, 2004 (or prior to state approval of the price increase), the charge for the Spousal Protection Annuity Option is an annualized rate of 0.10% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. The Spousal Protection Annuity Option is not available for contracts issued as Charitable Remainder Trusts. Nationwide may realize a profit from the charge assessed for this option.
The benefit associated with the Spousal Protection Annuity Option will be applied if the following conditions are met:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Annuity Option terminates and the Contract Owner is not permitted to cover a subsequent spouse.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Annuity Option are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Annuity Option. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
The Spousal Protection Annuity Option may not apply if certain changes to the parties or assignments are made to the contract. Further, not only will the Contract Owner not receive the benefit associated with the Spousal Protection Annuity Option if certain changes to the parties to the contract or assignments are made, but he/she must continue to pay any
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applicable charge for the life of the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their registered representative to determine how the changes impact the Spousal Protection Annuity Option.
Extra Value Option
Applicants should be aware of the following prior to electing an Extra Value Option:
•	Nationwide may make a profit from the Extra Value Option charge.
•	Because the Extra Value Option charge will be assessed against the entire Contract Value for the first seven Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial advisor regarding its desirability.
•	Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early withdrawals, including revocation of the contract during the contractual free-look period.
•	If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of Contract Value available for withdrawal.
•	The cost of the Extra Value Option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
•	Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected an Extra Value Option. These restrictions may be imposed at Nationwide’s discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
An Extra Value Option may not be elected if either the CPPLI Option or a Nationwide Lifetime Income Rider is elected.
Applicants can elect the Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract for the first 12 months the contract is in force. The Extra Value Option must be elected at the time of application, and the option is irrevocable. This credit, which is funded from Nationwide’s General Account, will be allocated among the investment options in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.45% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation.
In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.45%.
After the end of seven Contract Years, Nationwide will discontinue assessing the charges associated with the Extra Value Option and the amount credited under this option will be fully vested.
Recapture of Extra Value Option Credits
Nationwide will recapture amounts credited to the contract in connection with an Extra Value Option if:
(a)	the Contract Owner cancels the contract pursuant to the free look provision;
(b)	the Contract Owner takes a full withdrawal before the end of seven Contract Years; or
(c)	the Contract Owner takes a partial withdrawal that is subject to a CDSC.
Some state jurisdictions require a reduced recapture schedule. Refer to the contract for state specific information.
Contract Owners should carefully consider the consequences of taking a withdrawal that subjects part or all of the credit to recapture. If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for withdrawal. In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the Contract Value.
Nationwide will not recapture credits under the Extra Value Option under the following circumstances:
•	If the withdrawal is not subject to a CDSC;
•	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
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•	If the withdrawal occurs after seven Contract Years.
Recapture Resulting from Exercising Free-Look Privilege
If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.
Recapture Resulting from a Full Withdrawal
If the Contract Owner takes a full withdrawal of the contract before the end of seven Contract Years, Nationwide will recapture the entire amount credited to the contract under the option.
Recapture Resulting from a Partial Withdrawal
If the Contract Owner takes a partial withdrawal before the end of seven Contract Years that is subject to CDSC, Nationwide will recapture a proportional part of the amount credited to the contract under this option.
Beneficiary Protector II Option
The Beneficiary Protector II Option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with the payment of the death benefit proceeds. Nationwide makes no assurances that the benefit associated with this option will offset all taxes. In addition, the Beneficiary Protector II Option will not provide a benefit if there are no earnings in connection with the payment of the death benefit proceeds. Consult a qualified tax advisor.
The amount of the benefit depends on the Annuitant’s age at the time of application and, if applicable, the Co-Annuitant’s age at the time of the first Annuitant’s death.
The charge associated with the Beneficiary Protector II Option is equal to an annualized rate of 0.35% of the Daily Net Assets, calculated and deducted daily as part of the Accumulation Unit value calculation. In addition, allocations to the Fixed Account and the Guaranteed Term Options will be assessed a fee of 0.35%. The charge will be assessed until the earlier of annuitization or after all applicable benefits have been credited to the contract, as described below. Nationwide may realize a profit from the charge assessed for this option. The Beneficiary Protector II Option must be elected at the time of application, and the option is irrevocable. The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
After the death of the last surviving Annuitant or after all applicable benefits have been credited to the contract, the charge associated with the Beneficiary Protector II Option will be removed and the beneficiary may:
(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant’s surviving spouse, continue the contract as the Contract Owner or new beneficial Contract Owner, and subject to any mandatory distribution rules.
Calculation of the First Benefit
The formula for determining the first benefit, which is paid upon the first Annuitant’s death, is as follows:
Earnings Percentage x Adjusted Earnings
If the Annuitant is age 70 or younger at the time of application, the Earnings Percentage will be 40%. If the Annuitant is age 71 through age 75 at the time of application, the Earnings Percentage will be 25%.
Adjusted Earnings = (a) – (b); where:
a	=	the Contract Value on the date the death benefit is calculated and prior to any death benefit calculation; and
b	=	purchase payments, proportionally adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
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There is a limit on the amount of Adjusted Earnings used in the first benefit calculation.
Maximum Adjusted Earnings = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Annuitant’s death (if there are Co-Annuitants, then the date of death of the first Co-Annuitant to die) proportionally adjusted for any and all withdrawals taken before the Annuitant’s death.
If there is no Co-Annuitant named, the benefit will be paid in addition to the death benefit.
If there is a Co-Annuitant named, the benefit will be credited to the contract. The Beneficiary Protector II Option will remain on the contract (including the associated charge) until the death of the Co-Annuitant.
Calculation of the Second Benefit
If a Co-Annuitant is named under the contract, a second benefit will be paid upon the death of the Co-Annuitant if the Co-Annuitant is age 75 or younger at the date of the first Annuitant’s death. If the Co-Annuitant is older than age 75 at the date of the first Annuitant’s death, no second benefit will be paid and the charge associated with the Beneficiary Protector II Option will be removed.
The calculation of the second benefit will be based on earnings to the contract after the first benefit was calculated. The formula for calculating the second benefit is as follows:
Earnings Percentage x Adjusted Earnings from the Date of the First Benefit
If the Co-Annuitant is age 70 or younger at the time of the first Annuitant’s death, the Earnings Percentage will be 40%. If the Co-Annuitant is age 71 through age 75 at the time of the first Annuitant’s death, the Earnings Percentage will be 25%.
Adjusted Earnings from the Date of the First Benefit = (a) – (b) – (c), where:
a	=	Contract Value on the date the second death benefit is calculated (before the second death benefit is calculated);
b	=	the Contract Value on the date the first benefit and the first death benefit were calculated (after the first benefit and the first death benefit were applied), proportionately adjusted for withdrawals; and
c	=	purchase payments made after the first benefit was applied, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce the beginning Contract Value and purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
There is a limit on the amount of Adjusted Earnings from the Date of the First Benefit used in the second benefit calculation.
Maximum Adjusted Earnings from the Date of the First Benefit = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Co-Annuitant’s death (regardless of the date of the first Annuitant’s death), proportionally adjusted for any and all withdrawals taken from the contract.
After the second benefit is applied, the charge associated with the Beneficiary Protector II Option will be removed.
How the Benefit is Allocated
Any amounts credited to the contract pursuant to the Beneficiary Protector II Option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the benefit is applied.
Capital Preservation Plus Option
The Capital Preservation Plus "CPP" Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years – the "program period"). Effective May 1, 2011, the only program period available is the 10-year program period; program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of the current program period. Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract will reduce the value of the guarantee proportionally.
The guarantee is conditioned upon the allocation of Contract Value between two investment components:
(1)	A Guaranteed Term Option corresponding to the length of the elected program period;
(2)	Non-Guaranteed Term Option allocations, which consist of the Fixed Account and a limited list of investment options.
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In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. All references to Guaranteed Term Options in relation to the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
At the beginning of each program period, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among Sub-Accounts; when interest rates are lower, lesser portions may be made available for allocation among Sub-Accounts. Also, longer program periods will typically permit greater allocations to the Sub-Accounts. Other general economic factors and market conditions may affect these determinations as well.
Charges
The charge associated with the Capital Preservation Plus Option is equal to an annualized rate not to exceed 0.50% of the Daily Net Assets. Allocations to the Guaranteed Term Options will also be assessed a charge not to exceed 0.50%. Nationwide may realize a profit from the charge assessed for this option.
All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.
The Advantage of Capital Preservation Plus
Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the Contract Value would be available to be allocated among the Fixed Account and a limited list of investment options. This represents an investment allocation strategy aimed at capital preservation.
Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options. This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the Sub-Accounts’ performance, while preserving the return of principal guarantee.
Availability
The Capital Preservation Plus Option is only available for election at the time of application until state approval is received for the Capital Preservation Plus Lifetime Income Option.
For contracts that already elected the Capital Preservation Plus Option, at the end of any Capital Preservation Plus program period or after terminating a Capital Preservation Plus Option, and if the Capital Preservation Plus Option is still available in the applicable jurisdiction, the Contract Owner may elect to participate in a new Capital Preservation Plus Option at the charges, rates and allocation percentages in effect at that point in time.
Enhanced Capital Preservation Plus Option
From time to time, Nationwide may offer an enhanced version of the Capital Preservation Plus Option. The enhanced Capital Preservation Plus Option costs the same as the standard Capital Preservation Plus Option and operates similarly. The distinction between the two options is that the enhanced version provides Contract Owners with a larger Non-Guaranteed Term Option component than would be available under the standard Capital Preservation Plus Option in exchange for stricter allocation restrictions on the Non-Guaranteed Term Option component. Contact the Service Center for the list of investment options available under this benefit. It is possible, under certain enhanced versions of the option, for a Contract Owner to have 100% of their investment allocated to the Non-Guaranteed Term Option component.
Conditions Associated with the Capital Preservation Plus Option
A Contract Owner with an outstanding loan may not elect the Capital Preservation Plus Option.
During the program period, the following conditions apply:
•	If withdrawals are taken or contract charges are deducted from the Contract Value, the value of the guarantee will be reduced proportionally.
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•	Only one Capital Preservation Plus Option program may be in effect at any given time.
•	No new purchase payments may be applied to the contract.
•	Transfers between and among permitted investment options may not be submitted via Internet.
•	Enhanced Fixed Account Dollar Cost Averaging is not available as a Contract Owner service.
•	Nationwide will not permit loans to be taken from the contract.
•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.
•	If Annuitant dies and the Annuitant’s spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.
If the contract is annuitized, surrendered, or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization. A market value adjustment may apply to amounts withdrawn or transferred from a GTO and the surrender will be subject to the CDSC provisions of the contract.
After the end of the program period or after termination of the option the above conditions will no longer apply.
Investments During the Program Period
When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Non-Guaranteed Term Option component. The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the Contract Owner.
Only certain investment options are available when a Contract Owner elects the Capital Preservation Plus Option. Nationwide selected the available investment options on the basis of certain risk factors associated with the underlying mutual fund’s investment objective. The investment options that are unavailable were excluded on the basis of similar risk considerations.
The Fixed Account and the limited set of investment options are the only investment options available while the Capital Preservation Plus Option is elected. Contact the Service Center for the list of available investment options.
Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives allocation instructions based on the limited set of investment options. Allocations to investment options other than those listed are not permitted during the program period.
Nationwide reserves the right to modify the list of available investment options upon written notice to Contract Owners. If an investment option is deleted from the list of available investment options, such deletion will not affect Capital Preservation Plus Option programs already in effect.
Withdrawals During the Program Period
If the Contract Owner takes a withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTO in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise. Withdrawals may not be taken exclusively from the Guaranteed Term Option. The partial withdrawal will cause a proportional negative adjustment to the guarantee. A market value adjustment may apply to amounts withdrawn from the GTO and the surrender will be subject to the CDSC provisions of the contract.
Transfers During the Program Period
Transfers to and from the Guaranteed Term Option are not permitted during the program period.
Transfers between and among the permitted investment options are subject to the terms and conditions in the Transfers Prior to Annuitization provision. During the program period, transfers to investment options that are not included in the Capital Preservation Plus Option program are not permitted.
Terminating the Capital Preservation Plus Option
Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.
If the Contract Owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the fifth Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the fifth Contract Anniversary.
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If the Contract Owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the seventh Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the seventh Contract Anniversary.
If the Contract Owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract’s investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.
Fulfilling the Return of Principal Guarantee
At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount. Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments. If the Contract Owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.
Election of a New Capital Preservation Plus Option
At the end of any program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. Nationwide will communicate the ensuing program period end to the Contract Owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available. If the Contract Owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding program period or within 60 days before the program termination, whichever is applicable.
Conversion to the Capital Preservation Plus Lifetime Income Option
Upon state approval of the Capital Preservation Plus Lifetime Income Option, at the end of CCP program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to replace the Capital Preservation Plus Option with the Capital Preservation Plus Lifetime Income Option (or an enhanced version thereof, if available) at the rates, conditions, allocation percentages, and prices in effect at that point in time. Any such election must be received by Nationwide within 60 days before the end of the preceding CCP program period or within 60 days before the Capital Preservation Plus Option termination, whichever is applicable.
Capital Preservation Plus Lifetime Income Option
The Capital Preservation Plus Lifetime Income Option ("CPPLI Option") is an optional benefit that provides both principal protection and the possibility of a lifetime income stream.
The CPPLI Option is a two-phase option. The first phase (the "preservation phase") is substantially the same as the Capital Preservation Plus Option (see Capital Preservation Plus Option). Part of the Contract Value may be allocated to a GTO and the remainder is allocated to available non-GTO investment options. At the end of the CPP program period, if the Contract Value is less than the Contract Value at the time the CPP program period began, Nationwide will credit the contract with an amount sufficient to equal the guaranteed amount. All conditions associated with the Capital Preservation Plus Option (including the limited investment options) also apply to the CPPLI Option during the preservation phase. Effective May 1, 2011, the only program period available in connection with the CPPLI Option is the 10-year term. Program periods of other durations that are in effect on May 1, 2011, will continue unchanged to the end of the existing program period.
Note: Contract Owners who are in the preservation phase of the option can elect the immediate withdrawal benefit and begin taking withdrawals of up to 6% of the guaranteed amount annually. Election of immediate withdrawals results in the forfeit of the second phase of the CPPLI Option and changes other important terms (see Immediate Withdrawal Benefit).
The second phase of the CPPLI Option (the "withdrawal phase") begins with establishing the lifetime withdrawal base. Thereafter, the Contract Owner may take withdrawals from the contract equal to a certain percentage of that lifetime withdrawal base for the remainder of his/her life, regardless of the actual Contract Value. This provides the Contract Owner with an available lifetime stream of income. This lifetime income stream is distinct from the annuitization phase of the contract.
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In short, the preservation phase gives the Contract Owner the assurance of a principal guarantee and the withdrawal phase gives the Contract Owner the opportunity for a consistent lifetime income stream. The preservation phase and withdrawal phase are discussed more thoroughly later in this provision.
Charges
The CPPLI Option is provided for an additional charge at an annualized rate not to exceed 1.00% of the Daily Net Assets. Additionally, allocations to the Guaranteed Term Options will be charged not more than 1.00%. For contracts issued on or after September 15, 2008, or the date of state approval (whichever is later), the current charge for the CPPLI Option is equal to an annualized rate of 0.75% of the Daily Net Assets and the Guaranteed Term Option charge is 0.75%. For contracts issued before September 15, 2008, or the date of state approval (whichever is later), the current charge for the CPPLI Option is equal to an annualized rate of 0.60% of the Daily Net Assets and the Guaranteed Term Option charge is 0.60%. Nationwide may realize a profit from the charge assessed for this option. All charges associated with the CPPLI Option will be assessed until annuitization and the charge will remain the same (unless the Contract Owner elects a new CPP program or invokes the reset opportunity, discussed herein).
Availability
The CPPLI Option is no longer available for election for new contracts. However, contract owners who previously elected the Capital Preservation Plus Option may elect to convert to the CPPLI Option. Any such conversion must occur at the end of a CPP program period or after terminating a Capital Preservation Plus Option as described in the Capital Preservation Plus Option provision. The CPPLI Option will be added to the contract at the charges, rates, and allocation percentages in effect at that point in time and the Capital Preservation Plus Option will be removed (including the charge). Any election to switch from the CPP Option to the CPPLI Option and complete instructions must be received at the Service Center within 60 days before the end of the CPP program period or within 60 days before the CPP Option termination, whichever is applicable.
The person’s life upon which the benefit depends (the "determining life") must be age 35 or older at the time the CPPLI Option is elected. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. Capital Preservation Plus Lifetime Income Option is not available if a Nationwide Lifetime Income Rider is elected. Additionally, the CPPLI Option may not be revoked or terminated except as described herein. The CPPLI Option is not available on beneficially owned contracts.
Enhanced CPPLI Option
Nationwide may offer an enhanced version of the CPPLI Option. The enhanced CPPLI Option costs the same as the standard CPPLI Option and operates similarly. The distinction between the two options lies in the preservation phase. During the preservation phase of the enhanced CPPLI Option, Contract Owners will have a larger non-GTO component than would be available during the preservation phase of the standard CPPLI Option. In exchange for this benefit, Nationwide will impose stricter allocation restrictions on the non-GTO component. Contact the Service Center for the list of investment options available under this benefit. It is possible, under certain enhanced versions of the option, for a Contract Owner to have 100% of their investment allocated to non-GTO investment options during the preservation phase. Any enhanced CPPLI Option that Nationwide offers will be subject to the rates, conditions, and allocation percentages in effect at that point in time. The Contract Owner may also elect Dollar Cost Averaging for Living Benefits (see Contract Owner Services).
Preservation Phase of the CPPLI Option
The first phase of the CPPLI Option, the preservation phase, is similar to the Capital Preservation Plus Option. It enables the Contract Owner to allocate part of his/her Contract Value to certain non-GTO investment options in order to benefit from possible market appreciation, while preserving a return of principal guarantee. The preservation phase of the CPPLI Option generally operates the same as the Capital Preservation Plus Option:
•	all of the terms and conditions associated with the Capital Preservation Plus Option also apply to the preservation phase of the CPPLI Option except that Contract Owners may not terminate the CPPLI Option prior to the end of the CPP program period.
•	market conditions determine the availability and allocation percentages of the various CPP program periods.
•	withdrawals during the preservation phase will reduce the value of the guarantee proportionally.
•	if at the end of any CPP program period the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount.
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•	amounts credited to fulfill the principal guarantee are considered, for the purposes of other benefits under this contract, earnings, not purchase payments.
The Contract Owner may also elect Dollar Cost Averaging for Living Benefits (see Contract Owner Services). During the preservation phase, for purposes of this option, Nationwide will consider a change in Contract Owner as a death of Contract Owner.
Options at the End of a CPP Program Period
Approximately 75 days before the end of a CPP program period, Nationwide will communicate the ensuing CPP program period end to the Contract Owner. The communication will inform the Contract Owner of his/her options relating to the CPPLI Option and will instruct him/her to elect how the contract should continue. The Contract Owner must elect one of the following options: remain in the preservation phase of the option by electing a new CPP program; move into the withdrawal phase of the option; or terminate the option. The Contract Owner’s election is irrevocable. Each of the options is discussed more thoroughly below.
Remaining in the Preservation Phase of the CPP Lifetime Income Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to remain in the preservation phase of the CPPLI Option by beginning a new CPP program. If the Contract Owner elects this option, the new CPP program will be subject to the rates and conditions that are in effect at that point in time, and the guaranteed amount corresponding to the new CPP program will be the Contract Value as of the beginning of that CPP program period. The charge, from that point forward, will be the then current charge for the CPPLI Option.
Moving into the Withdrawal Phase of the CPPLI Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to begin the withdrawal phase of the CPPLI Option (see Withdrawal Phase of the CPPLI Option). During the withdrawal phase, Nationwide will continue to assess the same charge that was assessed during the prior CPP program period.
Terminating the CPPLI Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to terminate the CPPLI Option. Upon such an election, Nationwide will no longer assess the charge associated with the option, all benefits associated the option will terminate, and all conditions associated with the option are removed. The contract’s variable investment allocations will remain the same as they were prior to the termination (unless Nationwide is instructed otherwise) and the Contract Value previously allocated to the GTO and any amounts credited under the principal guarantee will be allocated to the money market Sub-Account.
If Nationwide does not receive the Contract Owner’s instructions as to how the option/contract should continue prior to the end of the CPP program period, upon such CPP program period end, Nationwide will assume that the Contract Owner intends to terminate the CPPLI Option.
Withdrawal Phase of the CPPLI Option
Upon electing to begin the withdrawal phase, the Contract Owner must instruct Nationwide how to allocate their Contract Value among a select group of investment options. A list of the investment options available during the withdrawal phase will be included in the election notice. The Contract Owner may reallocate only among the limited investment options for the remainder of the withdrawal phase. During the withdrawal phase of the option, Nationwide will not permit any additional purchase payments to the contract and Nationwide will not permit a change in Contract Owner (unless the change would result in using the same determining life).
At the beginning of the withdrawal phase of the CPPLI Option, Nationwide will determine the lifetime withdrawal base, which is equal to the Contract Value as of the end of the CPP program period (including any amounts credited under the principal guarantee).
At any point in the withdrawal phase, the Contract Owner may begin taking the lifetime income stream by requesting a withdrawal from the contract. All withdrawals taken from the contract during the withdrawal phase will be taken from each investment option in proportion to the value in each investment option at the time of the withdrawal request.
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At the time the first withdrawal is requested during the withdrawal phase, Nationwide will determine the benefit amount under this option, referred to as the "lifetime withdrawal amount." The lifetime withdrawal amount is determined by multiplying the lifetime withdrawal base by the corresponding Lifetime Withdrawal Percentage in the chart that follows.
Age of Determining Life	Lifetime Withdrawal Percentage
age 35 up to age 59½	4%
age 59½ through 66	5%
age 67 through 71	6%
age 72 or older	7%
The Lifetime Withdrawal Percentage is based on the age of the determining life as of the date of the first withdrawal during the withdrawal phase and will not change, except as described in Lifetime Withdrawal Base Reset Opportunity.
Thereafter, on each anniversary of the beginning of the withdrawal phase, the Contract Owner is entitled to withdraw an amount equal to the lifetime withdrawal amount without reducing the lifetime withdrawal base. The Contract Owner may continue to take annual withdrawals that do not exceed the lifetime withdrawal amount until the earlier of the Contract Owner’s death or annuitization regardless of the actual value of the contract. Thus, it is possible for the Contract Owner to take annual withdrawals equal to the lifetime withdrawal amount after the Contract Value is $0. After the Contract Value falls to $0, the Contract Owner can continue to take annual withdrawals of no more than the lifetime withdrawal amount. Surrender requests may be submitted systematically or directly by the Contract Owner.
Although withdrawals of the lifetime income amount do not reduce the lifetime withdrawal base, they do reduce the Contract Value and death benefit, and are subject to the CDSC provisions of the contract. Lifetime withdrawal amounts not withdrawn in a given year are forfeited and may not be claimed in subsequent years. Withdrawals taken before the Contract Owner is age 59½ may be subject to additional tax penalties.
Contract Owners are permitted to take withdrawals in excess of the lifetime withdrawal amount (provided that the Contract Value is greater than $0). However, to the extent that a withdrawal exceeds that year’s lifetime withdrawal amount, Nationwide will proportionally reduce the lifetime withdrawal base, which will result in lower lifetime withdrawal amounts in subsequent years. The proportionate reduction will be equal to the amount withdrawn in excess of the lifetime withdrawal amount, divided by the Contract Value (after it is reduced by the lifetime withdrawal amount). Once the Contract Value falls to $0, the Contract Owner is no longer permitted to take withdrawals in excess of the lifetime withdrawal amount.
Required Minimum Distribution Privilege
If a Contract Owner withdraws an amount greater than the lifetime withdrawal amount for the sole purpose of satisfying Internal Revenue Code minimum distribution requirements for this contract, Nationwide will not reduce the lifetime withdrawal base. This RMD privilege does not apply to beneficially owned contracts. Nationwide reserves the right to modify or eliminate this RMD privilege. Nationwide will notify Contract Owners if it discontinues or eliminates the RMD privilege. If Nationwide exercises its right to modify or eliminate this privilege, any distribution in excess of the lifetime withdrawal amount will reduce the remaining lifetime withdrawal base.
Lifetime Withdrawal Base Reset Opportunity
On the five-year anniversary of the beginning of the withdrawal phase, if the Contract Value exceeds the lifetime withdrawal base, Nationwide will reset the lifetime withdrawal base to equal the current Contract Value.
Annuitization and the CPPLI Option
Election of CPPLI Option does not restrict the Contract Owner’s right to annuitize the contract. If the Contract Owner elects to annuitize during the preservation phase, any portion of the Contract Value allocated to a GTO must be reallocated and a market value adjustment may apply. Upon annuitization, all guarantees associated with the preservation phase are terminated, the charge is removed, and the conditions associated with the CPP program are no longer applicable. The amount to be annuitized will be the Contract Value after any market value adjustment has been applied.
If the Contract Owner elects to annuitize during the withdrawal phase, the charge is removed and the investment restrictions associated with the withdrawal phase are no longer applicable. The amount to be annuitized will be the Contract Value. Since withdrawals from the contract during the withdrawal phase reduce the Contract Value, and consequently, the amount to be annuitized, the Contract Owner should carefully weigh the option of annuitization against continuing with the lifetime income stream associated with the CPPLI Option.
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Succession of Rights and Termination of the CPPLI Option
The following events will trigger an automatic termination of the CPPLI Option:
•	a full surrender of the contract;
•	a full surrender of the death benefit proceeds; or
•	an election to annuitize the contract.
If any of the events listed above occur, the CPPLI Option will terminate and Nationwide will no longer be obligated to fulfill the principal guarantee or to provide the lifetime withdrawal benefit.
Immediate Withdrawal Benefit
During the preservation phase of the CPPLI Option, the Contract Owner can invoke the immediate withdrawal benefit. This benefit permits the Contract Owner to take immediate withdrawals each Contract Year of up to 6% of the immediate withdrawal base until the remaining immediate withdrawal base is depleted (both discussed herein).
The benefit may only be invoked during the preservation phase, specifically during the current CPP program period. A Contract Owner wishing to invoke the immediate withdrawal benefit must affirmatively elect to do so by submitting an election form approved by Nationwide. Note: A withdrawal request alone will not invoke the immediate withdrawal benefit, but will, instead, be treated as an ordinary withdrawal under the contract.
Upon receipt of an election to invoke, Nationwide will calculate the immediate withdrawal base, which is equal to the current CPP program’s guarantee amount (determined as of the day the immediate withdrawal benefit is invoked). The immediate withdrawal base is the dollar amount that Nationwide will use as the basis for determining how much the Contract Owner can withdraw under the immediate withdrawal benefit each year. The immediate withdrawal base will not change unless the Contract Owner takes withdrawals in excess of 6% any given Contract Year.
After the benefit is invoked, the current CPP program period will remain in effect until its regular maturity date. However, at the end of the current CPP program period, Nationwide will not credit an amount to the contract – by invoking the immediate withdrawal benefit, the Contract Owner is forfeiting any guarantee associated with the current CPP program. In order to continue the right to take immediate withdrawals after the end of the current CPP program period, the Contract Owner must reallocate the Contract Value among a limited set of investment options that may not include GTOs. Approximately 60 days before the end of the CPP program period, Nationwide will provide a notice to the Contract Owner prompting them that the Contract Value must be reallocated in order to continue the CPPLI Option and providing them with a list of available investment options. If the Contract Owner fails to reallocate the Contract Value by the end of the current CPP program period, the CPPLI Option will terminate.
Once the immediate withdrawal benefit is invoked, the Contract Owner will not be permitted to enter the withdrawal phase of the CPPLI Option and no additional purchase payments may be applied to the contract. Furthermore, the Succession of Rights and Termination of the CPPLI Option provision no longer applies.
Example: If the Contract Owner’s initial investment at the beginning of the current CPP program period was $100,000, and no withdrawals were taken, the guarantee amount at the end of the CPP program period will be $100,000. If the Contract Owner invokes the immediate withdrawal benefit, the immediate withdrawal base is calculated to equal the CPP guarantee amount ($100,000). The contract will not be credited with any CPP guarantee amount at the end of the CPP program period.
After the immediate withdrawal benefit is invoked, in order to take an immediate withdrawal, the Contract Owner must submit a withdrawal request to Nationwide. To effectuate the withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and GTO in proportion to the value in each investment option at the time of the withdrawal request, unless otherwise directed. Immediate withdrawals cannot be taken exclusively from the GTO. Amounts withdrawn from the GTO could incur a market value adjustment, which will increase the gross amount of the withdrawal. Contract Owners can request to have the withdrawal taken entirely from non-GTO allocations in order to avoid a market value adjustment. Refer to the GTO prospectus for more information on market value adjustments. Immediate withdrawals are subject to the CDSC provisions of the contract. Application of a CDSC in addition to the requested withdrawal amount could result in the gross withdrawal being greater than 6%. To avoid this, Contract Owners have the option of requesting the withdrawal net of the CDSC.
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The amount available or remaining for withdrawal under the immediate withdrawal benefit is referred to as the "remaining immediate withdrawal base." This figure is used to track how much the Contract Owner has withdrawn and how much the Contract Owner has left to withdraw. For purposes of the remaining immediate withdrawal base, the gross withdrawal is what is tracked – the gross withdrawal will include any applicable CDSC, market value adjustments, and amounts withdrawn to meet required minimum distributions under the Internal Revenue Code.
Each immediate withdrawal reduces the the remaining immediate withdrawal base. Immediate withdrawals in excess of the 6% per Contract Year annual limit not only reduce the remaining immediate withdrawal base, but also reduce the immediate withdrawal base, thereby reducing the amount of all future immediate withdrawal benefit amounts. The immediate withdrawal benefit is non-cumulative. Withdrawals not taken in a Contract Year cannot be carried over to the following Contract Year.
Example: Assume the Contract Owner submits a gross immediate withdrawal request for $6,000, which is within his 6% immediate withdrawal benefit limit. Contract status is as follows:
	Contract Status Prior to $6,000 Withdrawal:	Contract Status After $6,000 Withdrawal:
Immediate Withdrawal Base	$100,000	$100,000
Contract Value	$ 31,000	$ 25,000
Remaining Immediate Withdrawal Base	$ 56,000	$ 50,000
The withdrawal results in a dollar-for-dollar reduction of the gross withdrawal amount to both the Contract Value and the remaining immediate withdrawal base.
Withdrawals in excess of 6% in a given Contract Year will not only reduce the Contract Value and remaining immediate withdrawal base (as described previously), but will also have an additional negative impact on both the immediate withdrawal base and the remaining immediate withdrawal base, thereby reducing the amount of future immediate withdrawals available under the benefit. In addition to the dollar-for-dollar reduction to the remaining immediate withdrawal base, both the remaining immediate withdrawal base and the immediate withdrawal base will also be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the 6% withdrawal amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Immediate withdrawal base prior to the withdrawal
Contract Value (reduced by the amount of any applicable market value adjustment and the amount of the withdrawal request up to 6%)
Example: Assume the Contract Owner submits a gross immediate withdrawal request for $11,000, which exceeds his 6% immediate withdrawal benefit limit by $5,000. Since there is an excess withdrawal, the impact to the contract will be calculated in two steps: the first step calculates the impact of the withdrawal that is within the 6% limit:
	Contract Status Prior to $6,000 Withdrawal:	Contract Status After $6,000 Withdrawal:
Immediate Withdrawal Base	$100,000	$100,000
Contract Value	$ 31,000	$ 25,000
Remaining Immediate Withdrawal Base	$ 56,000	$ 50,000
The second step calculates the secondary impact of the excess withdrawal, which is equal to $5,000, using the excess withdrawal formula described previously:
$5,000	X	$100,000	=	$20,000
$25,000
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This excess withdrawal adjustment is then applied to the contract status previously calculated:
	Contract Status Prior to $11,000 Withdrawal	Contract Status After Permitted Withdrawal ($6,000)	Contract Status After Permitted and Excess Withdrawal ($11,000)
Immediate Withdrawal Base	$100,000	$100,000	$80,000
Contract Value	$ 31,000	$ 25,000	$20,000
Remaining Immediate Withdrawal Base	$ 56,000	$ 50,000	$30,000
Once the Contract Value falls to $0, the Contract Owner is not permitted to take withdrawals in excess of the annual benefit amount.
A Contract Owner can continue to take immediate withdrawals as long as the remaining immediate withdrawal base is greater than $0 at which time the immediate withdrawal benefit is exhausted and the Contract Owner can no longer take withdrawals under the immediate withdrawal benefit. However, the Contract Owner can still take surrenders from the contract as long as there the Contract Value is greater than $0 (subject to the CDSC provisions of the contract). The charge associated with the CPPLI Option will continue to be assessed until the contract is terminated or annuitized.
If Contract Value reaches $0 and there is still a remaining immediate withdrawal base, the Contract Owner can continue to take immediate withdrawals up to the 6% limit each Contract Year until the remaining immediate withdrawal base is $0. Additionally, if the Contract Owner has invoked the benefit but has not requested regular or Systematic Withdrawals, Nationwide will automatically begin paying the Contract Owner the value of 6% of the remaining immediate withdrawal base until the remaining immediate withdrawal base is zero. Once the remaining immediate withdrawal base reaches $0 and the Contract Value is $0, the contract will automatically terminate.
Once the immediate withdrawal benefit is invoked, the CPPLI Option can only be terminated by failing to reallocate the Contract Value at the end of the current CPP program period.
The immediate withdrawal benefit provisions apply as long as the CPPLI Option is in force. If by the terms of the contract the death of the Contract Owner results in the contract being continued (i.e., does not result in payment of the death benefit), the CPPLI Option will continue in force with the immediate withdrawal benefit invoked. The values of the immediate withdrawal base and the remaining immediate withdrawal base remain the same as they were prior to the Contract Owner’s death and the new owner will continue receiving withdrawals until the remaining immediate withdrawal base is $0. If death of the Contract Owner occurs after the immediate withdrawal benefit was invoked but before the end of the CPP program period, the new owner will be required to reallocate the Contract Value no sooner than the expiration of the CPP program period in order to continue to receive the withdrawals and retain the benefit.
Taxation of Surrenders under the CPPLI Option
Although the tax treatment is not clear, when the Contract Owner takes a withdrawal from the contract before the Annuitization Date, Nationwide will treat the following amount of the withdrawal as a taxable distribution: the excess of the greater of (a) the Contract Value immediately before the withdrawal; or (b) the guaranteed benefit amount immediately before the withdrawal; over the remaining investment in the contract. In certain circumstances, this treatment could result in the Contract Value being less than the investment in the contract after the withdrawal. A subsequent withdrawal under such circumstances could result in a loss that may be deductible. Consult a qualified tax advisor.
10% Nationwide Lifetime Income Rider (formerly the 10% Lifetime Income Option)
The 10% Nationwide Lifetime Income Rider (the "10% Nationwide L.inc Rider") provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
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Availability
The 10% Nationwide Lifetime Income Rider is available under the contract at the time of application. Once elected, the 10% Nationwide L.inc Rider is irrevocable. The 10% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the 10% Nationwide Lifetime Income Rider is elected, then the spouse may keep the 10% Nationwide L.inc Rider. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 10% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider or the Capital Preservation Plus Lifetime Income Option.
10% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.20% of the Current Income Benefit Base. Currently, the charge for the 10% Nationwide Lifetime Income Rider is 1.00% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.20% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 10% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 10% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to a Guaranteed Term Option or the Fixed Account is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 10% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000 in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
Determination of the Income Benefit Base Prior to the First Surrender
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Extra Value Option credits and Purchase Payment Credits, and reset opportunities, as described below.
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Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 10% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Extra Value Option credits and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 10% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 10% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Extra Value Option credits and Purchase Payment Credits applied, increased by simple interest at an annual rate of 10% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Extra Value Option credits and Purchase Payment Credits applied.
When a purchase payment and any Extra Value Option credits and Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 10% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the Lifetime Withdrawal Amount by taking a withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the Lifetime Withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 10% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables. State specific Lifetime Withdrawal Percentages, based on the approved table at the time of application, can be obtained from your registered representative or by contacting the Service Center.
For contracts issued on or after May 1, 2010, or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.25%	6.25%
For contracts issued on or after May 1, 2009, or the date of state approval (whichever is later), but before May 1, 2010, or the date of state approval of the table above (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
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For contracts issued before May 1, 2009, or the date of state approval of the table above (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest lifetime withdrawal percentage only if he or she does not take a withdrawal from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year’s Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Percentage Limit
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, Tax Sheltered Annuity, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
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Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current price or the list of permitted investment options associated with the 10% Nationwide L.inc Rider changes.
In the event the current price or the list of permitted investment options of the 10% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 10% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 10% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 10% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner’s Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 10% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner’s individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal
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Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner’s most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 10% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 10% Nationwide Lifetime Income Rider is elected). Once Nationwide receives the Contract Owner’s election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 10% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 10% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
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For contracts with the Joint Option for the 10% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 10% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Annuity Option.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 10% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income (the "7% Nationwide L.inc") Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
Upon state approval of the 10% Nationwide Lifetime Income Rider, the 7% Nationwide Lifetime Income Rider will no longer be available for election. The 7% Nationwide Lifetime Income Rider is not available in the State of New York. Once elected, the 7% Nationwide L.inc Rider is irrevocable. The 7% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the 7% Nationwide Lifetime Income Rider is elected, then the spouse may keep the 7% Nationwide L.inc Rider. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 7% Nationwide Lifetime Income Rider may not be elected if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider or the Capital Preservation Plus Lifetime Income Option.
7% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base. Currently, the charge for the 7% Nationwide Lifetime Income Rider is 0.95% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.00% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 7% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
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Lifetime Income Rider Investment Requirements
Election of the 7% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to a Guaranteed Term Option or the Fixed Account is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 7% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000 in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
Determination of the Income Benefit Base Prior to the First Surrender
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the benefit amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Extra Value Option credits and Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 7% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Extra Value Option credits and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 7% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 7% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Extra Value Option credits and Purchase Payment Credits applied, increased by simple interest at an annual rate of 7% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Extra Value Option credits and Purchase Payment Credits applied.
When a purchase payment and any Extra Value Option credits and Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first Lifetime Withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
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Lifetime Withdrawals
At any time after the 7% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the lifetime income benefit by taking a Lifetime Withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 7% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables. State specific Lifetime Withdrawal Percentages, based on the approved table at the time of application, can be obtained from your registered representative or by contacting the Service Center.
For contracts issued on or after May 1, 2009, or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
For contracts issued before May 1, 2009, or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year’s Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
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(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, Tax Sheltered Annuity, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current charge for, or the list of permitted investment options associated with the 7% Nationwide L.inc Rider changes.
In the event the current charge for, or the list of permitted investment options of the 7% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 7% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 7% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 7% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
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Settlement Options
If a Contract Owner’s Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 7% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner’s individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner’s most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 7% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
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Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 7% Nationwide Lifetime Income Rider is elected). Once Nationwide receives the Contract Owner’s election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 7% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 7% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Annuity Option.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 7% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
5% Nationwide Lifetime Income Rider (formerly the 5% Lifetime Income Option)
The 5% Nationwide Lifetime Income Rider (the "5% Nationwide L.inc Rider") provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
For contracts issued in the State of New York, the 5% Nationwide Lifetime Income Rider is available under the contract at the time of application. For contracts issued before May 1, 2007, the 5% Nationwide Lifetime Income Rider is available for election at anytime. For all other contracts, the 5% Nationwide Lifetime Income Rider is not available for election. Once elected, the 5% Nationwide L.inc Rider is irrevocable. The 5% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as
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a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the 5% Nationwide Lifetime Income Rider is elected, then the spouse may keep the 5% Nationwide L.inc Rider. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 5% Nationwide Lifetime Income Rider may not be elected if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider or the Capital Preservation Plus Lifetime Income Option.
5% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base. Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.85% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.00% of the Current Income Benefit Base.
The charge will be assessed on each anniversary of the date the 5% Nationwide L.inc Rider was elected (each a "5% Nationwide L.inc Anniversary") and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 5% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 5% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to a Guaranteed Term Option or the Fixed Account is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 5% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000 in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
Determination of the Income Benefit Base Prior to the First Surrender
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Extra Value Option credits and Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 5% Nationwide L.inc Rider will equal the greater of:
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(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Extra Value Option credits and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 5% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 5% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Extra Value Option credits and Purchase Payment Credits applied, increased by simple interest at an annual rate of 5% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Extra Value Option credits and Purchase Payment Credits applied.
When a purchase payment and any Extra Value Option credits and Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 5% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the Lifetime Withdrawal Amount by taking a withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 5% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables. State specific Lifetime Withdrawal Percentages, based on the approved table at the time of application, can be obtained from your registered representative or by contacting the Service Center.
For contracts that elect this option on or after May 1, 2009, or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first lifetime income withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
For contracts that elect this option before May 1, 2009, or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first lifetime income withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to
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meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each 5% Nationwide L.inc Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next 5% Nationwide L.inc Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year’s Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, Tax Sheltered Annuity, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the Lifetime Withdrawal Amount associated with this option the only income stream producing benefit remaining in the contract.
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Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any 5% Nationwide L.inc Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current charge for or the list of permitted investment options associated with the 5% Nationwide L.inc Rider changes.
In the event the current charge for or the list of permitted investment options of the 5% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each 5% Nationwide L.inc Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 5% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the 5% Nationwide L.inc Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 5% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 5% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner’s Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 5% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner’s individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment
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Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner’s most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 5% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 5% Nationwide Lifetime Income Rider is elected). Once Nationwide receives the Contract Owner’s election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 5% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 5% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 5% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 5% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Annuity Option.
Tax Treatment
Although the tax treatment for withdrawals under withdrawal benefits such as the 5% Nationwide Lifetime Income Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
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For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)
At the time the 10% Nationwide L.inc Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 10% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 10% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 10% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option for the 10% Nationwide Lifetime Income Rider is not available for Contracts issued in the State of New York.
The annual charge for the Joint Option will not exceed 0.30% of the Current Income Benefit Base. The charge will be assessed until annuitization. Currently, the charge for the Joint Option is 0.20% of the Current Income Benefit Base.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Annuity Option associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 10% Nationwide L.inc Rider. In contrast, the Spousal Protection Annuity Option is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
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(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3) and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay the applicable charge until annuitization.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
At the time the 7% Nationwide Lifetime Income ("7% Nationwide L.inc") Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 7% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option is not available in the State of New York.
The annual charge for the Joint Option will not exceed 0.15% of the Current Income Benefit Base. The charge will be assessed until annuitization. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Annuity Option associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 7% Nationwide L.inc Rider. In contrast, the Spousal Protection Annuity Option is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
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(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)
At the time the 5% Nationwide Lifetime Income ("5% Nationwide L.inc") Rider is elected, the Contract Owner may elect the Joint Option for the 5% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 5% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 5% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option is only available in the State of New York.
The annual charge for the Joint Option will not exceed 0.15% of the Current Income Benefit Base. The charge will be assessed until annuitization. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Annuity Option associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 5% Nationwide L.inc Rider. In contrast, the Spousal Protection Annuity Option is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
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(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.55% for the first seven Contract Years. At the end of that period, the charge associated with the Extra Value Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.10%. Thus, the Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.55% will have a lower unit value than Sub-Account X with charges of 1.10% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
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Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide’s consent.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant. The Contingent Annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a Contingent Annuitant of greater age.
If a Contingent Annuitant is named, all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and Contingent Annuitant.
Only Non-Qualified Contract Owners may name a Contingent Annuitant.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant’s spouse. The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Annuity Option, provided all of the requirements set forth in the Spousal Protection Annuity Option section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Annuity Option.
Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and Contingent Annuitant, if applicable) dies before the Annuitization Date and there is no joint owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
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Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	joint owner (must be the Contract Owner's spouse);
•	contingent owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	joint annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a Contingent Annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Further, changes to the parties to the contract may result in the Contract Owner not receiving the benefit associated with an option while still continuing to pay any applicable charge for the option. Contract Owners contemplating changes to the parties to the contract should contact their registered representative to determine how the changes impact the options and features under the contract.
Operation of the Contract
Purchase Payment Credits
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
When determining PPCs Nationwide will include the purchase payments in this contract, and may include the purchase payments of other Nationwide annuity contracts issued to an immediate family member within the 12 months before the purchase of this contract. Immediate family members include spouses, children, or other family members living within the Contract Owner's household. In order to be considered for PPCs, the Contract Owner must notify Nationwide in writing of all Nationwide annuity contracts owned by the Contract Owner or immediate family members. Contact the Service Center to determine if another annuity contract can be considered in determining PPCs for this contract.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.
The formula used to determine the amount of the PPC is as follows:
(Cumulative Purchase Payments x PPC%) - PPCs Paid to Date = PPCs Payable
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Cumulative Purchase Payments = the total of all purchase payments applied to the contract(s) eligible to receive a PPC, including the current deposit, minus any withdrawals.
PPC% = either 0.0%, 0.5%, or 1.0%, depending on the level of Cumulative Purchase Payments as follows:
If Cumulative Purchase Payments are	Then the PPC% is
$0 - $499,999	0.0%	(no PPC is payable)
$500,000 - $999,999	0.5%
$1,000,000 or more	1.0%
PPCs Paid to Date = the total PPCs that Nationwide has already applied to this contract.
PPCs Payable = the PPCs that Nationwide will apply to the contract as a result of the current deposit.
For example, on March 1, Ms. Z makes an initial deposit of $200,000 to her contract. Her contract is the only one eligible to receive PPCs. For this deposit, she does not receive a PPC since her Cumulative Purchase Payments are less than $500,000.
On April 1, Ms. Z applies additional purchase payments of $350,000. Cumulative Purchase Payments now equal $550,000. Nationwide will apply PPCs to Ms. Z's contract equal to $2,750, which is (0.5% x $550,000) - $0.
On May 1, Ms. Z takes a withdrawal of $150,000. Cumulative Purchase Payments now equal $400,000.
On June 1, Ms. Z applies additional purchase payments of $500,000. Cumulative Purchase Payments now equal $900,000. Nationwide will apply PPCs to Ms. Z's contract equal to $1,750, which is ($900,000 x 0.5%) - $2,750. At this point in time, a total of $4,500 in PPCs have been applied to Ms. Z's contract.
On July 1, Ms. Z applies additional purchase payments of $300,000. Cumulative Purchase Payments now equal $1,200,000. Nationwide will apply PPCs to Ms. Z's contract equal to $7,500, which is ($1,200,000 x 1.0%) - $4,500. At this point in time, a total of $12,000 in PPCs have been applied to Ms. Z's contract. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
Recapture of Purchase Payment Credits
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. After the end of the contractual free look period, all PPCs are fully vested and not subject to recapture.
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
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Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts allocated to the Sub-Accounts plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account, and the GTOs based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
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The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 1.10% to 3.55% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Note: The range shown above reflects only those Variable Account charges that are assessed daily as part of the daily Accumulation Unit calculation. It does not reflect the cost of other optional benefits that assess charges via the redemption of Accumulation Units.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account (including any Extra Value Option credits and Purchase Payment Credits applied to the contract), minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
(1)	adding all amounts allocated to any Guaranteed Term Option (including any Extra Value Option credits and Purchase Payment Credits applied to the contract), minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
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Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. If a short-term trading fee is assessed, the Contract Owner will receive a confirmation notice.
Currently, none of the underlying mutual funds assess a short-term trading fee.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
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As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract advisors via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
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(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a GTO only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide reserves the right to limit or refuse transfers to the Fixed Account and to limit the number of transfers out of the Guaranteed Term Options to one per calendar year.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account and the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment. Nationwide reserves the right to limit the number of transfers from the Fixed Account to the Guaranteed Term Options to one per calendar year.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account and the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a GTO at any time. Nationwide reserves the right to limit or refuse transfers to the Fixed Account and to limit the number of transfers from the Sub-Accounts to the Guaranteed Term Options to one per calendar year.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer.
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For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits and Purchase Payment Credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value upon cancellation of the contract during the free look period, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits and Purchase Payment Credits applied to the contract. The Contract Owner will retain any earnings attributable to the Extra Value Option credits and Purchase Payment Credits, but all losses attributable to the Extra Value Option credits and Purchase Payment Credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.
If the Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC, then for the first seven Contract Years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the end of the seventh Contract Year.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account and the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
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Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties. In addition, withdrawals taken from the contract to pay advisory or investment management fees may negatively impact the benefit associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	amounts allocated to the GTOs plus or minus any market value adjustment
•	charges associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider and Joint Option (if elected)
•	Purchase Payment Credits, if applicable
•	any outstanding loan balance plus accrued interest
•	a $30 Contract Maintenance Charge (this charge will be waived upon full surrender if the Contract Value is equal to or greater than $50,000 at the time of the full surrender or on any Contract Anniversary prior to the full surrender)
•	application of any Extra Value Option credits (and any recapture of such credits, if applicable)
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
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Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any sales charges.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant’s death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
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These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Loan Privilege
The loan privilege is only available to Contract Owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value after expiration of the free look period up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
The maximum nontaxable loan amount is based on information provided by the participant or the employer. This amount may be impacted if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
Contract Values	Maximum Outstanding Loan Balance Allowed
up to $20,000	up to 80% of Contract Value (not more than $10,000)
$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from assets in Nationwide’s General Account. As collateral for the loan, Nationwide holds an amount equal to the loan in a collateral fixed account (which is part of Nationwide’s General Account).
When a loan request is processed, Nationwide transfers Accumulation Units from the Sub-Accounts to the collateral fixed account until the requested amount is reached. The amount deducted from the Sub-Accounts will be in the same proportion as the Sub-Account allocations, unless the Contract Owner has instructed otherwise. If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide would then transfer Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
If the requested loan amount is not reached based on the transfers stated above, any remaining required collateral for the loan will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
No CDSC will be deducted on transfers related to loan processing.
Interest Charged
Nationwide charges interest on the outstanding loan balance. The applicable rate is disclosed at the time of loan application or loan issuance. Contract loan interest charges may provide revenue for risk charges and profit.
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Interest Credited
Interest is credited to the contract, based on the amount of the outstanding loan balance in the collateral fixed account until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate charged by Nationwide, and will be no less than the guaranteed minimum interest rate stated in the contract.
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner’s principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan balance. Payments must be substantially level and made at least quarterly. Over time, unpaid loan interest charges can cause the total amount of the outstanding loan balance to be significant, so it is advantageous to make a loan repayment at least quarterly. The Contract Owner should contact the Service Center to obtain loan pay-off amounts.
When the Contract Owner makes a loan repayment, the amount in the collateral fixed account will be reduced by the amount of the payment that represents loan principal. Additionally, the amount of the payment that represents loan principal and credited interest will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the Contract Owner directs otherwise.
Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). During the grace period, the loan is considered outstanding, but not in default. If a loan payment is not made by the end of the applicable grace period and the Contract Owner is eligible for a distribution, the loan payment amount may be deducted from the Contract Value and applied as a loan payment, which will be treated as an actual distribution.
If the Contract Owner fails to make a full payment by the end of the applicable grace period, and is not eligible to take a distribution, the loan will default. In the year of a default, the entire outstanding loan balance, plus accrued interest, will be treated as a deemed distribution and will be taxable to the Contract Owner. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service. After default, the loan is still outstanding and interest will continue to accrue until the entire loan balance has been repaid. Additional loans are not available until all defaulted loans have been repaid.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
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A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide’s consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account or the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
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Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Dollar Cost Averaging for Living Benefits
Nationwide may periodically offer Dollar Cost Averaging programs with the Enhanced CPPLI Option and the Nationwide Lifetime Income Riders referred to as "Dollar Cost Averaging for Living Benefits." Dollar Cost Averaging for Living Benefits involves the automatic transfer of a specific amount from the Fixed Account into another Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Account over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Dollar Cost Averaging for Living Benefits. Only those investment options available with the elected option are available for use in Dollar Cost Averaging for Living Benefits. If a Contract Owner elected Custom Portfolio, Dollar Cost Averaging for Living Benefits transfers into the elected model will be allocated to the Sub-Accounts in the same percentages as the model allocations to those Sub-Accounts.Contact the Service Center for the investment options available for the Enhanced CPPLI Option and the Nationwide Lifetime Income Riders.
Once a Dollar Cost Averaging for Living Benefits program has begun, no transfers among or between Sub-Accounts are permitted until the Dollar Cost Averaging for Living Benefits program is completed or terminated. The interest rate credited on amounts applied to the Fixed Account as part of Dollar Cost Averaging for Living Benefits programs may vary depending on the optional benefit elected.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of a Dollar Cost Averaging for Living Benefits program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the Fixed Account according to future investment allocation instructions, unless directed otherwise. Dollar Cost Averaging for Living Benefits transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging for Living Benefits programs.
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Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Fixed Account Interest Out Dollar Cost Averaging
Nationwide may, periodically, offer a Dollar Cost Averaging program that permits the transfer of interest earned on Fixed Account allocations referred to as "Fixed Account Interest Out Dollar Cost Averaging." Fixed Account Interest Out Dollar Cost Averaging involves the automatic transfer of the interest earned on Fixed Account allocations into any other Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Fixed Account Interest Out Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will continue to process transfers until the Contract Owner instructs Nationwide in writing to stop the transfers. Fixed Account Interest Out Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Fixed Account Interest Out Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the Guaranteed Term Options.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
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Custom Portfolio Asset Rebalancing Service
For Contract Owners that have elected the CPP, CPPLI, or a Nationwide Lifetime Income Rider, Nationwide makes available the Custom Portfolio Asset Rebalancing Service ("Custom Portfolio") at no extra charge. Custom Portfolio is an asset allocation program that Contract Owners can use to build their own customized portfolio of investments, subject to certain limitations. Asset allocation is the process of investing in different asset classes (such as equity funds, fixed income funds, and money market funds) and may reduce the risk and volatility of investing. There are no guarantees that Custom Portfolio will result in a profit or protect against loss in a declining market.
Each model is comprised of different percentages of standardized asset categories designed to meet different investment goals, risk tolerances, and investment time horizons. The Contract Owner selects their model, then selects the specific Sub-Accounts (also classified according to standardized asset categories) and investment percentages within the model's parameters, enabling the Contract Owner to create their own unique "Custom Portfolio." Only one Custom Portfolio may be created and in effect at a time and the entire Variable Account Contract Value must participate in the model.
Note: Contract Owners should consult with a qualified investment advisor regarding the use of Custom Portfolio and to determine which model is appropriate for them.
Once the Contract Owner creates their Custom Portfolio, that Contract Owner's model is static. This means that the percentage allocated to each Sub-Account will not change over time, except for quarterly rebalancing, as described below.
Note: Allocation percentages within a particular model may subsequently change, but any such changes will not apply to existing model participants; the changes will only apply to participants that elect the model after the change implementation date.
To participate in Custom Portfolio, eligible Contract Owners must submit the proper administrative form to the Service Center. While Custom Portfolio is elected, Contract Owners cannot participate in Asset Rebalancing.
Asset Allocation Models Available with Custom Portfolio
The following models are available with Custom Portfolio:
Conservative:	Designed for Contract Owners that are willing to accept very little risk but still want to see a small amount of growth.
Moderately Conservative:	Designed for Contract Owners that are willing to accept some market volatility in exchange for greater potential income and growth.
Balanced:	Designed for Contract Owners that are willing to accept some market volatility in exchange for potential long-term returns.
Moderate:	Designed for Contract Owners that are willing to accept some short-term price fluctuations in exchange for potential long-term returns.
Capital Appreciation:	Designed for Contract Owners that are willing to accept more short-term price fluctuations in exchange for potential long-term returns.
Moderately Aggressive:	Designed for Contract Owners willing to accept sharp, short-term price fluctuations in exchange for potential long-term returns.
Aggressive:	Designed for Contract Owners that are willing to accept more sharp, short-term price fluctuations in exchange for potential higher long-term returns.
The specific Sub-Accounts available to comprise the equity and fixed income components of the models are contained in the election form, which is provided to Contract Owners at the time Custom Portfolio is elected. At that time, Contract Owners elect their model and the specific Sub-Accounts and percentages that will comprise their Custom Portfolio. The availability of some models may be restricted. Contact the Service Center for the available models.
Quarterly Rebalancing
At the end of each calendar quarter, Nationwide will reallocate the Sub-Account allocations so that the percentages allocated to each Sub-Account match the most recently provided percentages provided by the Contract Owner. If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day. Rebalancing will be priced using the unit value determined on the last Valuation Date of the calendar quarter. Each quarterly rebalancing is considered a transfer event.
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Changing Models or Underlying Mutual Fund Allocations
Contract Owners who have elected 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider may change the Sub-Account allocations or percentages within their elected model or may change models and create a new Custom Portfolio within that new model. Contract Owners who have elected the CPPLI Option or the CPP Option are not permitted to change models but can change the Sub-Account allocations or percentages within their elected model. To implement one of these changes, Contract Owners must submit new allocation instructions to the Service Center in writing on Nationwide's administrative form. Any model and percentage changes will count as a transfer event, as described in the Transfer Restrictions provision.
Nationwide reserves the right to limit the number of model changes a Contract Owner can make each year.
Terminating Participation in Custom Portfolio
Contract Owners can terminate participation in Custom Portfolio by submitting a written request to the Service Center. In order for the termination to be effective, the termination request must contain valid reallocation instructions that are in accordance with the terms and conditions of the CPP Lifetime Income Option or Nationwide Lifetime Income Rider, as applicable. Termination is effective on the date the termination request is received at the Service Center in good order.
Static Asset Allocation Model
For Contract Owners that have elected the CPP, CPPLI, or a Nationwide Lifetime Income Rider, Nationwide makes available as a permitted investment option the following Static Asset Allocation Model(s): American Funds Option (33% NVIT - American Funds NVIT Asset Allocation Fund, 33% NVIT - American Funds NVIT Bond Fund, and 34% NVIT - American Funds NVIT Growth-Income Fund), Balanced Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Conservative Fund), and Capital Appreciation Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Aggressive Fund). The availability of some models may be restricted. Contact the Service Center for the available models.
A Static Asset Allocation Model is an allocation strategy comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund. Contract Owners that elect a Static Asset Allocation Model directly own Sub-Account units of the underlying mutual funds that comprise the particular model. In other words, a Static Asset Allocation Model is not a portfolio of underlying mutual funds with one Accumulation Unit value, but rather, direct investment in a certain allocation of Sub-Accounts. There is no additional charge associated with investing in a Static Asset Allocation Model.
A Static Asset Allocation Model is just that: static. The allocations or "split" between one or more Sub-Accounts is not monitored and adjusted to reflect changing market conditions. However, a Contract Owner's investment in a Static Asset Allocation Model is rebalanced quarterly to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election. The entire Contract Value must be allocated to the elected model.
With respect to transferring into and out of a Static Asset Allocation Model, the model is treated like a Sub-Account and is subject to the Transfers Prior to Annuitization provision. The Contract Owner may request to transfer from a model to a permitted Sub-Account. Each transfer into or out of a Static Asset Allocation Model is considered one transfer event.
For additional information about the underlying mutual funds that comprise a Static Asset Allocation Model, see Appendix A: Underlying Mutual Fund Information.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the beneficiary becomes the Contract Owner. If there is no surviving beneficiary, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
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Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving joint owner. If there is no surviving joint owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
An applicant may elect either the standard death benefit (Five-Year Enhanced Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
The value of each component of the applicable death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date described in the applicable death benefit calculation.
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Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply.
Standard Death Benefit (Five-Year Enhanced Death Benefit)
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any five-year Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any five-year Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
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One-Year Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit II Option. The One-Year Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
(1) the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2) the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3) the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
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One-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. The One-Year Enhanced Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit II Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
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One-Month Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.35% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit II Option. The One-Month Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
(1) the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2) the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3) the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
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One-Month Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.30% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. The One-Month Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit II Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
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Combination Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.45% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit II Option. The Combination Enhanced Death Benefit II Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If, after the first contract anniversary, the Fixed Account allocation becomes greater than 30% of the Contract Value due to the application of additional purchase payments, additional surrenders, or transfers among investment options, then for purposes of calculating the 5% interest anniversary value, 0% will accrue for that year. The 30% threshold will come into effect only as a result of an action or actions by the Contract Owner (e.g., additional purchase payment, surrender or transfers). If the 30% threshold is reached because of a combination of market performance and Contract Owner actions, and would not have been reached but for the market performance, interest will continue to accrue at 5%.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
		(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
		(4)	the 5% interest anniversary value.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
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B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
Combination Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.40% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option is only available until state approval is received for the Combination Enhanced Death Benefit II Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If, after the first contract anniversary, the Fixed Account allocation becomes greater than 30% of the Contract Value due to the application of additional purchase payments, additional surrenders, or transfers among investment options, then for purposes of calculating the 5% interest anniversary value, 0% will accrue for that year. The 30% threshold will come into
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effect only as a result of an action or actions by the Contract Owner (e.g., additional purchase payment, surrender or transfers). If the 30% threshold is reached because of a combination of market performance and Contract Owner actions, and would not have been reached but for the market performance, interest will continue to accrue at 5%.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
		(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
		(4)	the 5% interest anniversary value.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
•	the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide; and
•	the request for change is made in writing, submitted to the Service Center and approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
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Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin. If the Contract Owner has elected the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, an election to begin annuity payments will terminate all benefits, conditions, guarantees, and charges associated with the elected option.
In addition, any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide’s approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
The Custom Portfolio Asset Rebalancing Service and the Static Asset Allocation Models are not available after annuitization.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Fund Information.
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First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
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(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.10% of the Daily Net Assets.
The charge used to calculate the Annuity Unit Value may be higher if the Contract Owner elected an optional benefit that assesses a charge after the Annuitization Date (see Synopsis of the Contracts).
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply. If the Contract Owner is permitted to submit purchase payments in excess of $1,000,000, additional restrictions apply, as follows.
Annuity Payment Options for Contracts with Total Purchase Payments and Contract Value Annuitized Less Than or Equal to $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and the Contract Value annuitized is less than or equal to $2,000,000, the annuity payment options available are:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
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Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Annuity Payment Options for Contracts with Total Purchase Payments and/or Contract Value Annuitized Greater Than $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and/or the Contract Value to be annuitized is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:
(1)	a Fixed Life Annuity with a 20 Year Term Certain; or
(2)	a Fixed Life Annuity with a Term Certain to Age 95.
Annuitization of Amounts Greater than $5,000,000
Additionally, Nationwide may limit the amount that may be annuitized on a single life to $5,000,000. If the total amount to be annuitized is greater than $5,000,000 under this contract and/or for all Nationwide issued annuity contracts with the same Annuitant, the Contract Owner must:
(1)	reduce the amount to be annuitized to $5,000,000 or less by taking a partial withdrawal from the contract;
(2)	reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the Contract Value in excess of $5,000,000 to another annuity contract; or
(3)	annuitize the portion of the Contract Value in excess of $5,000,000 under an annuity payment option with a term certain, if available.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
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•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s consolidated financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators. The Company will cooperate with its ultimate parent company, Nationwide Mutual Insurance Company (NMIC) insofar as any inquiry, examination or investigation encompasses NMIC’s operations. In addition, recent regulatory activity, including state and federal regulatory activity related to fiduciary standards, may impact the Company’s business and operations, and certain estimates and assumptions used by the Company in determining the amounts presented in the combined financial statements and accompanying notes. Actual results could differ significantly from those estimates and assumptions.
Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation that is likely to have a material adverse effect on its ability to perform its contract with the Variable Account.
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Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-03330
Securities Act of 1933 Registration File No. 333-104513
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Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	The underlying mutual fund uses a volatility management strategy to reduce a Contract Owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of Contract Value. For contracts with a living benefit option elected, since the benefit base of a living benefit option is not decreased as a result of negative market performance, allocation to this type of underlying mutual fund may provide little or no additional benefit. For contracts without a living benefit option elected, allocation to this type of underlying mutual fund may result in foregone investment gains that could otherwise be realized by investing in riskier underlying mutual funds.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Maximize total return consistent with the Adviser’s determination of reasonable risk.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To seek long-term total return and current income.
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BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seeks high total investment return.
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	The Fund seeks to maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To maximize total return, consistent with income generation and prudent investment management.
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).
Dreyfus Stock Index Fund, Inc.: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks to match the total return of the Standard & Poor's® 500 Composite Stock Price Index (S&P 500® Index).
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks capital growth.
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.
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Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Federated Global Investment Management Corp.
Sub-advisor:	Federated Global Investment Management Corp., Federated Investment Management Company, Federated Equity Management Company of Pennsylvania
Investment Objective:	Capital appreciation.
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc.
Investment Objective:	The fund seeks capital appreciation.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Income and capital growth consistent with reasonable risk.
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity SelectCo, LLC (SelectCo) (the Adviser), an affiliate of Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc.
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
102

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High total return through a combination of current income and capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
Investment Advisor:	Fidelity SelectCo, LLC (SelectCo) (the Adviser), an affiliate of Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	The fund seeks above-average income and long-term capital growth, consistent with reasonable investment risk.
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks to maximize income while maintaining prospects for capital appreciation.
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Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term capital appreciation, with preservation of capital as an important consideration.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Seeks long-term total return.
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2014
Investment Advisor:	Templeton Asset Management, Ltd.
Investment Objective:	Seeks long-term capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2014
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Seeks long-term capital growth.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2018
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks to achieve investment results that approximate the performance of the GS Global Markets Navigator Index (the "Index").
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	The Portfolio seeks long-term growth of capital.
Guggenheim Variable Funds - Multi-Hedge Strategies
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Invesco - Invesco V.I. American Franchise Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Seek capital growth.
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.
104

Ivy Variable Insurance Portfolios - Asset Strategy: Class II (formerly, Ivy Variable Insurance Portfolios - Asset Strategy)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Variable Insurance Portfolios - High Income: Class II (formerly, Ivy Variable Insurance Portfolios - High Income)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (formerly, Ivy Variable Insurance Portfolios - Mid Cap Growth)
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Janus Henderson VIT Balanced Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Henderson VIT Flexible Bond Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Maximum total return, consistent with preservation of capital.
Janus Henderson VIT Forty Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2014
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Henderson VIT Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Henderson VIT Overseas Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	The Fund’s investment objective is to seek income and capital appreciation to produce a high total return.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
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MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund’s investment objective is to seek capital appreciation. MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before March 27, 2015
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Sub-advisor:	Morgan Stanley Investment Management Limited
Investment Objective:	Both capital appreciation and current income.
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Rational Advisors, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide long-term growth of capital.
Designation: MF
106

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide long-term growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to achieve long-term growth of capital and income.
Designation: MF
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks high total investment return consistent with preservation of capital over the long term.
Designation: FF, VOL
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	DoubleLine Capital LP
Investment Objective:	The Fund seeks to maximize total return.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term total return by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
107

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks primarily to provide growth of capital, and secondarily current income.
Designation: FF
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a moderate level of risk.
Designation: FF
108

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management, LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high a level of current income as is consistent with the preservation of capital.
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI Europe, Australasia and Far East Index ("MSCI EAFE Index") as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
109

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Boston Advisors, LLC
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks to provide a high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks to achieve long-term growth of capital and income.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
110

Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Thompson, Siegel & Walmsley LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Smith Asset Management Group; and Loomis, Sayles & Company L.P.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; The Boston Company Asset Management, LLC; Wellington Management Company, LLP
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; WEDGE Capital Management L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Epoch Investment Partners, Inc.; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc.; OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
111

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wellington Management Company LLP
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks growth of capital.
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's financial criteria and social policy.
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks total return.
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
112

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	PIMCO
Sub-advisor:	Research Affiliates, LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity.
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 12, 2017
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks capital growth and current income.
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before November 19, 2016
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	The fund seeks capital appreciation.
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and The Putnam Advisory Company, LLC
Investment Objective:	Seeks capital appreciation.
113

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S (formerly, VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class)
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
114

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.10%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2017 (the maximum Variable Account charge of 3.55%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following underlying mutual funds in which the Sub-Accounts invest were added to the Variable Account after December 31, 2017; therefore, no Condensed Financial Information is available:
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
•	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
•	Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	11.576608	13.089545	13.07%	0
2016	11.323854	11.576608	2.23%	0
2015	11.600604	11.323854	-2.39%	1,667
2014	11.256096	11.600604	3.06%	585
2013	10.167936	11.256096	10.70%	0
2012*	10.000000	10.167936	1.68%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	28.141751	33.009222	17.30%	0
2016	25.617923	28.141751	9.85%	0
2015	25.538503	25.617923	0.31%	0
2014	23.627477	25.538503	8.09%	1,054
2013	17.750019	23.627477	33.11%	1,054
2012	15.308089	17.750019	15.95%	1,459
2011	14.592211	15.308089	4.91%	3,086
2010	13.080287	14.592211	11.56%	1,459
2009	10.989511	13.080287	19.03%	3,430
2008	18.736672	10.989511	-41.35%	3,404
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	41.921469	46.789391	11.61%	25,134
2016	33.965560	41.921469	23.42%	33,475
2015	36.416929	33.965560	-6.73%	40,296
2014	33.798334	36.416929	7.75%	39,434
2013	24.829501	33.798334	36.12%	40,862
2012	21.192263	24.829501	17.16%	48,396
2011	23.449304	21.192263	-9.63%	58,754
2010	18.729809	23.449304	25.20%	55,716
2009	13.275213	18.729809	41.09%	42,802
2008	20.891093	13.275213	-36.46%	7,119
115

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	14.240064	14.600959	2.53%	188,917
2016	13.792854	14.240064	3.24%	201,806
2015	14.299177	13.792854	-3.54%	228,638
2014	13.996374	14.299177	2.16%	232,335
2013	15.463241	13.996374	-9.49%	235,768
2012	14.560252	15.463241	6.20%	230,672
2011	13.174427	14.560252	10.52%	246,879
2010	12.672223	13.174427	3.96%	268,287
2009	11.625631	12.672223	9.00%	162,381
2008	11.944696	11.625631	-2.67%	53,938
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2017	26.718838	31.789449	18.98%	0
2016	23.865175	26.718838	11.96%	0
2015	25.656945	23.865175	-6.98%	0
2014	23.094425	25.656945	11.10%	0
2013	17.235519	23.094425	33.99%	0
2012	15.226334	17.235519	13.20%	0
2011	14.967745	15.226334	1.73%	0
2010	13.291810	14.967745	12.61%	0
2009	11.411401	13.291810	16.48%	0
2008	17.677788	11.411401	-35.45%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2017	28.567669	31.494345	10.24%	74,776
2016	23.537419	28.567669	21.37%	93,374
2015	24.181157	23.537419	-2.66%	103,082
2014	21.034416	24.181157	14.96%	104,197
2013	16.372814	21.034416	28.47%	111,403
2012	14.243920	16.372814	14.95%	120,097
2011	14.524454	14.243920	-1.93%	145,816
2010	12.343539	14.524454	17.67%	140,959
2009	9.615269	12.343539	28.37%	73,477
2008	12.878768	9.615269	-25.34%	22,480
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.226802	12.934695	15.21%	6,866
2016	9.780640	11.226802	14.79%	6,814
2015*	10.000000	9.780640	-2.19%	1,033
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	15.595831	17.539200	12.46%	139,552
2016	15.190796	15.595831	2.67%	147,651
2015	15.515057	15.190796	-2.09%	145,527
2014	15.390246	15.515057	0.81%	146,071
2013	13.600734	15.390246	13.16%	146,471
2012	12.505920	13.600734	8.75%	138,204
2011	13.122397	12.505920	-4.70%	166,962
2010	12.088339	13.122397	8.55%	167,335
2009*	10.000000	12.088339	20.88%	46,319
116

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.302079	10.910293	5.90%	9,058
2016	9.232806	10.302079	11.58%	0
2015*	10.000000	9.232806	-7.67%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.939655	10.145817	2.07%	15,638
2016	9.808699	9.939655	1.34%	13,786
2015*	10.000000	9.808699	-1.91%	12,008
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.221005	2.21%	4,198
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	15.348301	16.964778	10.53%	2,089
2016	11.838473	15.348301	29.65%	1,044
2015	12.797136	11.838473	-7.49%	2,838
2014	12.251137	12.797136	4.46%	278
2013*	10.000000	12.251137	22.51%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.978277	13.628691	13.78%	2,841
2016	10.512985	11.978277	13.94%	3,136
2015	10.904285	10.512985	-3.59%	5,765
2014*	10.000000	10.904285	9.04%	1,466
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	43.181418	48.004894	11.17%	18,236
2016	34.726341	43.181418	24.35%	20,754
2015	35.950038	34.726341	-3.40%	23,322
2014	34.578929	35.950038	3.97%	25,960
2013	24.847019	34.578929	39.17%	24,590
2012	21.706977	24.847019	14.47%	29,190
2011	21.825085	21.706977	-0.54%	35,818
2010	17.538096	21.825085	24.44%	36,443
2009	14.183516	17.538096	23.65%	21,006
2008	20.758845	14.183516	-31.67%	10,674
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	28.640141	34.334549	19.88%	93,011
2016	25.984905	28.640141	10.22%	25,691
2015	26.047710	25.984905	-0.24%	32,537
2014	23.285999	26.047710	11.86%	27,695
2013	17.876977	23.285999	30.26%	33,300
2012	15.653927	17.876977	14.20%	34,461
2011	15.575294	15.653927	0.50%	37,237
2010	13.749669	15.575294	13.28%	58,207
2009	11.029884	13.749669	24.66%	58,234
2008	17.793253	11.029884	-38.01%	41,767
117

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2017	24.080414	30.248874	25.62%	26,668
2016	22.620729	24.080414	6.45%	29,413
2015	23.510334	22.620729	-3.78%	33,104
2014	22.046304	23.510334	6.64%	37,259
2013	18.449244	22.046304	19.50%	46,348
2012	16.937826	18.449244	8.92%	53,651
2011	15.749432	16.937826	7.55%	55,465
2010	13.842043	15.749432	13.78%	49,394
2009	11.450646	13.842043	20.88%	29,992
2008	16.474773	11.450646	-30.50%	4,562
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2017	23.316041	28.680299	23.01%	0
2016	20.185668	23.316041	15.51%	0
2015	20.938310	20.185668	-3.59%	0
2014	20.895039	20.938310	0.21%	0
2013	14.254173	20.895039	46.59%	0
2012	11.986972	14.254173	18.91%	0
2011	14.102666	11.986972	-15.00%	0
2010	10.900325	14.102666	29.38%	0
2009	8.763689	10.900325	24.38%	0
2008	14.239916	8.763689	-38.46%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.584359	10.828608	2.31%	0
2016	9.823020	10.584359	7.75%	0
2015	10.031812	9.823020	-2.08%	0
2014	10.085671	10.031812	-0.53%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	14.922808	16.333645	9.45%	0
2016	15.796068	14.922808	-5.53%	0
2015	17.070102	15.796068	-7.46%	807
2014	17.492718	17.070102	-2.42%	0
2013	15.232683	17.492718	14.84%	0
2012	13.998857	15.232683	8.81%	0
2011	14.979435	13.998857	-6.55%	0
2010	13.402573	14.979435	11.77%	1,226
2009	11.964444	13.402573	12.02%	1,226
2008	17.200596	11.964444	-30.44%	1,226
118

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	14.652350	15.034947	2.61%	6,402
2016	14.309506	14.652350	2.40%	6,278
2015	14.532515	14.309506	-1.53%	6,702
2014	14.195489	14.532515	2.37%	8,872
2013	14.246450	14.195489	-0.36%	7,143
2012	13.161960	14.246450	8.24%	7,469
2011	13.048239	13.161960	0.87%	10,186
2010	12.184243	13.048239	7.09%	11,287
2009	10.253148	12.184243	18.83%	13,624
2008	11.214173	10.253148	-8.57%	17,503
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2017	16.146809	18.013291	11.56%	291,704
2016	15.514483	16.146809	4.08%	319,019
2015	15.770679	15.514483	-1.62%	355,008
2014	15.301707	15.770679	3.06%	386,177
2013	13.668198	15.301707	11.95%	440,883
2012	12.385897	13.668198	10.35%	464,628
2011	12.577116	12.385897	-1.52%	460,632
2010	11.299359	12.577116	11.31%	452,604
2009	9.217081	11.299359	22.59%	223,711
2008	12.454176	9.217081	-25.99%	54,195
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2017	16.844833	19.369048	14.99%	983,734
2016	16.097592	16.844833	4.64%	1,094,607
2015	16.351684	16.097592	-1.55%	1,122,889
2014	15.807162	16.351684	3.44%	1,082,733
2013	13.821913	15.807162	14.36%	1,139,980
2012	12.360415	13.821913	11.82%	1,204,119
2011	12.654728	12.360415	-2.33%	1,206,253
2010	11.191763	12.654728	13.07%	1,254,277
2009	8.803123	11.191763	27.13%	620,233
2008	13.245830	8.803123	-33.54%	92,833
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2017	17.660580	21.081444	19.37%	3,881
2016	16.786525	17.660580	5.21%	4,196
2015	17.063581	16.786525	-1.62%	4,838
2014	16.472041	17.063581	3.59%	9,490
2013	13.718329	16.472041	20.07%	8,358
2012	12.042940	13.718329	13.91%	8,330
2011	12.531151	12.042940	-3.90%	8,436
2010	10.933144	12.531151	14.62%	8,491
2009	8.427241	10.933144	29.74%	7,153
2008	13.781886	8.427241	-38.85%	12,690
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.449246	12.000170	14.84%	629
2016*	10.000000	10.449246	4.49%	0
119

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	18.402370	17.695390	-3.84%	17,069
2016	13.936748	18.402370	32.04%	18,586
2015	17.781612	13.936748	-21.62%	23,577
2014	20.610661	17.781612	-13.73%	22,627
2013	16.786621	20.610661	22.78%	24,973
2012	16.206473	16.786621	3.58%	33,569
2011	17.285108	16.206473	-6.24%	42,190
2010	14.667409	17.285108	17.85%	35,479
2009	10.049607	14.667409	45.95%	23,541
2008	22.286535	10.049607	-54.91%	23,665
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	26.711065	29.759961	11.41%	111,362
2016	22.944124	26.711065	16.42%	135,981
2015	24.226108	22.944124	-5.29%	155,373
2014	22.580803	24.226108	7.29%	142,325
2013	17.861494	22.580803	26.42%	158,479
2012	15.429155	17.861494	15.76%	168,438
2011	15.498902	15.429155	-0.45%	183,619
2010	13.636937	15.498902	13.65%	190,916
2009	10.616102	13.636937	28.46%	129,011
2008	18.770421	10.616102	-43.44%	65,795
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.277240	13.006311	15.33%	613
2016*	10.000000	11.277240	12.77%	1,821
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	27.402472	36.537824	33.34%	56,706
2016	27.554874	27.402472	-0.55%	65,818
2015	26.061953	27.554874	5.73%	78,270
2014	23.737600	26.061953	9.79%	71,857
2013	17.648129	23.737600	34.50%	79,182
2012	15.598308	17.648129	13.14%	80,004
2011	15.776566	15.598308	-1.13%	73,834
2010	12.878809	15.776566	22.50%	74,276
2009	10.176249	12.878809	26.56%	54,239
2008	19.528002	10.176249	-47.89%	36,939
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	14.962754	15.389351	2.85%	444,764
2016	14.480305	14.962754	3.33%	496,454
2015	14.766823	14.480305	-1.94%	559,980
2014	14.136886	14.766823	4.46%	585,778
2013	14.595930	14.136886	-3.15%	562,314
2012	13.975501	14.595930	4.44%	524,470
2011	13.201761	13.975501	5.86%	489,699
2010	12.411764	13.201761	6.36%	542,176
2009	10.868541	12.411764	14.20%	630,661
2008	11.383458	10.868541	-4.52%	491,384
120

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	41.777430	49.804801	19.21%	70,224
2016	37.740895	41.777430	10.70%	89,546
2015	38.792488	37.740895	-2.71%	102,715
2014	36.992643	38.792488	4.87%	107,435
2013	27.529306	36.992643	34.38%	117,909
2012	24.297810	27.529306	13.30%	135,554
2011	27.558367	24.297810	-11.83%	156,492
2010	21.672513	27.558367	27.16%	149,757
2009	15.680311	21.672513	38.21%	130,404
2008	26.252822	15.680311	-40.27%	66,649
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	22.130497	28.451400	28.56%	42,112
2016	23.620350	22.130497	-6.31%	53,832
2015	23.120877	23.620350	2.16%	56,933
2014	25.493157	23.120877	-9.31%	0
2013	19.802805	25.493157	28.74%	0
2012	16.633854	19.802805	19.05%	0
2011	20.346636	16.633854	-18.25%	1,155
2010	18.233583	20.346636	11.59%	5,419
2009	14.606502	18.233583	24.83%	5,419
2008	26.354744	14.606502	-44.58%	5,419
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017	12.239869	12.562155	2.63%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	33.822996	39.836379	17.78%	1,125
2016	31.296354	33.822996	8.07%	1,126
2015	32.687296	31.296354	-4.26%	1,128
2014	31.029861	32.687296	5.34%	1,129
2013	24.100368	31.029861	28.75%	1,130
2012	19.178435	24.100368	25.66%	3,669
2011	21.317946	19.178435	-10.04%	1,023
2010	17.061304	21.317946	24.95%	1,024
2009	10.977272	17.061304	55.42%	1,014
2008	22.785163	10.977272	-51.82%	1,317
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	13.326193	14.758780	10.75%	19,389
2016	11.904886	13.326193	11.94%	20,215
2015	12.834741	11.904886	-7.24%	20,762
2014	12.618130	12.834741	1.72%	20,458
2013	10.308138	12.618130	22.41%	21,370
2012	9.037365	10.308138	14.06%	22,607
2011	9.280772	9.037365	-2.62%	23,866
2010	8.511220	9.280772	9.04%	24,377
2009	6.607120	8.511220	28.82%	16,870
2008*	10.000000	6.607120	-33.93%	14,448
121

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	16.195602	17.567362	8.47%	86,763
2016	14.361314	16.195602	12.77%	97,081
2015	15.623162	14.361314	-8.08%	110,342
2014	15.099934	15.623162	3.47%	143,216
2013	13.399766	15.099934	12.69%	141,891
2012	12.027382	13.399766	11.41%	142,791
2011	11.877684	12.027382	1.26%	154,997
2010	10.658939	11.877684	11.43%	158,864
2009	7.948254	10.658939	34.10%	139,581
2008	11.424928	7.948254	-30.43%	150,971
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2017	28.937363	34.503848	19.24%	4,456
2016	25.213508	28.937363	14.77%	3,135
2015	26.459165	25.213508	-4.71%	3,256
2014	24.606991	26.459165	7.53%	7,060
2013	19.184813	24.606991	28.26%	7,511
2012	17.326173	19.184813	10.73%	10,162
2011	16.527030	17.326173	4.84%	10,006
2010	13.851266	16.527030	19.32%	21,267
2009	11.935215	13.851266	16.05%	33,028
2008	16.554262	11.935215	-27.90%	33,090
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	40.174498	43.966156	9.44%	45,012
2016	31.201170	40.174498	28.76%	56,904
2015	34.064557	31.201170	-8.41%	75,466
2014	34.247853	34.064557	-0.54%	77,812
2013	25.417685	34.247853	34.74%	82,701
2012	21.709181	25.417685	17.08%	93,470
2011	22.807782	21.709181	-4.82%	103,430
2010	17.985400	22.807782	26.81%	107,371
2009	14.080163	17.985400	27.74%	149,057
2008	21.254613	14.080163	-33.75%	43,327
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.644053	12.003921	38.87%	18,492
2016	7.441938	8.644053	16.15%	26,623
2015	9.359497	7.441938	-20.49%	34,335
2014*	10.000000	9.359497	-6.41%	19,039
122

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	22.450473	25.910760	15.41%	49,744
2016	21.179786	22.450473	6.00%	73,300
2015	22.902322	21.179786	-7.52%	86,684
2014	26.057747	22.902322	-12.11%	69,863
2013	21.425843	26.057747	21.62%	463
2012	18.323730	21.425843	16.93%	478
2011	20.731950	18.323730	-11.62%	2,060
2010	19.336820	20.731950	7.21%	2,060
2009	14.267019	19.336820	35.54%	2,061
2008	24.195695	14.267019	-41.03%	2,061
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.478066	9.554608	0.81%	68,746
2016	9.309631	9.478066	1.81%	65,319
2015	9.836614	9.309631	-5.36%	65,892
2014	9.766986	9.836614	0.71%	69,446
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	11.361304	12.709968	11.87%	0
2016	11.009778	11.361304	3.19%	0
2015	11.819801	11.009778	-6.85%	0
2014	11.497629	11.819801	2.80%	0
2013	10.236738	11.497629	12.32%	0
2012*	10.000000	10.236738	2.37%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	10.181903	10.440240	2.54%	82
2016	10.344868	10.181903	-1.58%	82
2015	10.270057	10.344868	0.73%	82
2014	9.921960	10.270057	3.51%	331
2013*	10.000000	9.921960	-0.78%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	14.933293	18.761265	25.63%	1,320
2016	14.800424	14.933293	0.90%	1,398
2015	14.286411	14.800424	3.60%	1,502
2014	13.354435	14.286411	6.98%	5,323
2013	9.659049	13.354435	38.26%	5,266
2012*	10.000000	9.659049	-3.41%	5,307
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	13.829740	15.682282	13.40%	1,027
2016	12.356679	13.829740	11.92%	1,027
2015	13.052854	12.356679	-5.33%	1,027
2014	12.669740	13.052854	3.02%	478
2013	9.972152	12.669740	27.05%	526
2012*	10.000000	9.972152	-0.28%	640
123

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.950716	16.852751	20.80%	10,731
2016	14.025171	13.950716	-0.53%	22,549
2015	14.034942	14.025171	-0.07%	23,051
2014	13.177451	14.034942	6.51%	27,328
2013	9.753767	13.177451	35.10%	30,044
2012*	10.000000	9.753767	-2.46%	33,393
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	13.985700	16.359845	16.98%	25,423
2016	14.513563	13.985700	-3.64%	29,748
2015	16.011376	14.513563	-9.35%	48,383
2014	17.089227	16.011376	-6.31%	55,464
2013	13.808838	17.089227	23.76%	51,455
2012	11.716087	13.808838	17.86%	39,545
2011	12.766053	11.716087	-8.22%	65,071
2010	11.877560	12.766053	7.48%	70,557
2009*	10.000000	11.877560	18.78%	21,286
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	12.674115	13.372229	5.51%	4,057
2016	11.029399	12.674115	14.91%	8,552
2015	11.927981	11.029399	-7.53%	9,960
2014	11.835226	11.927981	0.78%	9,072
2013	10.829800	11.835226	9.28%	5,532
2012*	10.000000	10.829800	8.30%	2,638
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	13.517227	16.964679	25.50%	3,113
2016	12.879487	13.517227	4.95%	4,044
2015	13.821634	12.879487	-6.82%	2,884
2014	12.955806	13.821634	6.68%	2,953
2013	10.081646	12.955806	28.51%	3,951
2012*	10.000000	10.081646	0.82%	4,646
Janus Henderson VIT Balanced Portfolio: Service Sharess - Q/NQ
2017	25.313738	29.576365	16.84%	640
2016	24.533769	25.313738	3.18%	641
2015	24.705207	24.533769	-0.69%	642
2014	23.078676	24.705207	7.05%	2,489
2013	19.478130	23.078676	18.49%	2,490
2012	17.371809	19.478130	12.12%	1,960
2011	17.329806	17.371809	0.24%	645
2010	16.206580	17.329806	6.93%	2,051
2009	13.048659	16.206580	24.20%	2,655
2008	15.718179	13.048659	-16.98%	2,655
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.907169	10.127013	2.22%	14,883
2016	9.799338	9.907169	1.10%	15,377
2015*	10.000000	9.799338	-2.01%	14,193
124

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	34.677071	44.584388	28.57%	41,620
2016	34.393619	34.677071	0.82%	56,673
2015	31.067531	34.393619	10.71%	63,388
2014	28.960743	31.067531	7.27%	69,743
2013	22.372721	28.960743	29.45%	77,027
2012	18.264500	22.372721	22.49%	82,315
2011	19.844800	18.264500	-7.96%	103,599
2010	18.844427	19.844800	5.31%	100,798
2009	13.049313	18.844427	44.41%	50,733
2008	23.693058	13.049313	-44.92%	17,494
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	16.831519	24.123732	43.32%	17,247
2016	14.947748	16.831519	12.60%	12,460
2015	14.443028	14.947748	3.49%	14,060
2014	13.355281	14.443028	8.14%	9,580
2013	9.973930	13.355281	33.90%	9,492
2012*	10.000000	9.973930	-0.26%	7,416
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	25.750366	33.313232	29.37%	8,122
2016	27.907903	25.750366	-7.73%	8,609
2015	30.942646	27.907903	-9.81%	10,981
2014	35.594221	30.942646	-13.07%	11,136
2013	31.492476	35.594221	13.02%	14,867
2012	28.135110	31.492476	11.93%	15,298
2011	42.043830	28.135110	-33.08%	0
2010	34.004144	42.043830	23.64%	0
2009	19.200263	34.004144	77.10%	243
2008	40.640231	19.200263	-52.76%	243
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.779462	11.099368	26.42%	4,171
2016	7.349601	8.779462	19.45%	12,856
2015	9.295714	7.349601	-20.94%	4,806
2014	9.856144	9.295714	-5.69%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.987667	10.259776	2.72%	1,842
2016*	10.000000	9.987667	-0.12%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	13.628261	17.028013	24.95%	0
2016	12.665066	13.628261	7.61%	488
2015	13.086728	12.665066	-3.22%	488
2014	14.304313	13.086728	-8.51%	488
2013	10.241840	14.304313	39.67%	488
2012*	10.000000	10.241840	2.42%	0
125

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	32.145596	37.308540	16.06%	165,272
2016	28.566827	32.145596	12.53%	206,739
2015	29.156893	28.566827	-2.02%	245,293
2014	26.751871	29.156893	8.99%	254,006
2013	19.948504	26.751871	34.10%	263,197
2012	17.406339	19.948504	14.60%	266,422
2011	17.682009	17.406339	-1.56%	320,641
2010	16.075487	17.682009	9.99%	320,499
2009	13.274081	16.075487	21.10%	322,462
2008	19.955980	13.274081	-33.48%	73,257
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	16.346588	20.503262	25.43%	39,522
2016	15.916511	16.346588	2.70%	37,758
2015	15.136871	15.916511	5.15%	40,620
2014	15.133806	15.136871	0.02%	31,568
2013	11.989006	15.133806	26.23%	33,897
2012	10.456746	11.989006	14.65%	21,608
2011	10.764126	10.456746	-2.86%	20,933
2010*	10.000000	10.764126	7.64%	13,911
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	10.210814	12.936682	26.70%	3,349
2016	9.754250	10.210814	4.68%	300
2015*	10.000000	9.754250	-2.46%	608
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	13.999273	14.661844	4.73%	33,735
2016	13.371022	13.999273	4.70%	27,130
2015	13.633200	13.371022	-1.92%	31,734
2014	12.815308	13.633200	6.38%	33,886
2013	13.033456	12.815308	-1.67%	31,132
2012	12.069237	13.033456	7.99%	26,479
2011	11.577526	12.069237	4.25%	23,478
2010	10.954949	11.577526	5.68%	26,113
2009	10.126842	10.954949	8.18%	26,649
2008	11.435078	10.126842	-11.44%	296,692
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	24.989944	27.084877	8.38%	586
2016	22.849512	24.989944	9.37%	586
2015	23.378408	22.849512	-2.26%	586
2014	22.974384	23.378408	1.76%	586
2013	25.459203	22.974384	-9.76%	586
2012	21.839078	25.459203	16.58%	586
2011	20.659117	21.839078	5.71%	1,718
2010	19.034590	20.659117	8.53%	1,838
2009	14.791956	19.034590	28.68%	1,758
2008	17.591749	14.791956	-15.92%	1,785
126

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.365958	10.425208	11.31%	3,178
2016	8.237002	9.365958	13.71%	0
2015*	10.000000	8.237002	-17.63%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	17.096014	19.870601	16.23%	21,719
2016	15.572096	17.096014	9.79%	23,571
2015	16.960891	15.572096	-8.19%	21,763
2014	17.510954	16.960891	-3.14%	22,049
2013	13.421458	17.510954	30.47%	21,964
2012	11.066998	13.421458	21.27%	20,913
2011	11.292708	11.066998	-2.00%	614
2010*	10.000000	11.292708	12.93%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	25.635272	27.493393	7.25%	111,427
2016	21.561529	25.635272	18.89%	141,537
2015	22.814725	21.561529	-5.49%	175,291
2014	20.424023	22.814725	11.71%	169,107
2013	15.683748	20.424023	30.22%	189,855
2012	13.856862	15.683748	13.18%	200,932
2011	13.942834	13.856862	-0.62%	249,825
2010	12.459245	13.942834	11.91%	270,560
2009*	10.000000	12.459245	24.59%	36,398
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	16.087041	18.423322	14.52%	9,363,219
2016	14.922505	16.087041	7.80%	10,644,335
2015	14.941432	14.922505	-0.13%	11,588,280
2014	14.389503	14.941432	3.84%	12,115,094
2013	11.801550	14.389503	21.93%	12,467,253
2012	10.312373	11.801550	14.44%	12,684,626
2011	10.330858	10.312373	-0.18%	13,208,661
2010	9.325078	10.330858	10.79%	13,551,727
2009	7.639940	9.325078	22.06%	8,256,673
2008	11.000442	7.639940	-30.55%	1,762,797
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	12.011635	12.261405	2.08%	2,890,020
2016	11.831287	12.011635	1.52%	2,928,233
2015	11.990578	11.831287	-1.33%	3,223,451
2014	11.548990	11.990578	3.82%	3,229,448
2013	11.985942	11.548990	-3.65%	3,199,537
2012	11.546118	11.985942	3.81%	2,844,451
2011	11.042165	11.546118	4.56%	2,769,286
2010	10.533955	11.042165	4.82%	2,882,558
2009	9.497230	10.533955	10.92%	2,063,556
2008	10.654712	9.497230	-10.86%	582,258
127

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	16.500312	21.372909	29.53%	146,593
2016	16.652152	16.500312	-0.91%	174,016
2015	15.803355	16.652152	5.37%	184,191
2014	15.691090	15.803355	0.72%	193,655
2013	12.333180	15.691090	27.23%	194,322
2012	10.214607	12.333180	20.74%	205,705
2011	11.388162	10.214607	-10.31%	225,120
2010	10.345640	11.388162	10.08%	215,518
2009	7.387323	10.345640	40.05%	172,520
2008	12.172813	7.387323	-39.31%	86,319
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	17.158194	21.687148	26.40%	264,632
2016	15.906781	17.158194	7.87%	339,621
2015	15.112403	15.906781	5.26%	382,787
2014	14.139854	15.112403	6.88%	404,775
2013	11.030803	14.139854	28.19%	422,365
2012	9.500514	11.030803	16.11%	445,856
2011	10.078460	9.500514	-5.73%	515,220
2010	8.621883	10.078460	16.89%	526,682
2009	6.281631	8.621883	37.26%	440,899
2008	11.385541	6.281631	-44.83%	288,557
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	15.040732	18.137530	20.59%	2,027,930
2016	13.689746	15.040732	9.87%	2,440,874
2015	13.693207	13.689746	-0.03%	2,747,330
2014	12.560847	13.693207	9.01%	2,884,361
2013	9.551526	12.560847	31.51%	3,084,456
2012	8.250277	9.551526	15.77%	3,439,791
2011	8.532609	8.250277	-3.31%	3,665,022
2010	7.774220	8.532609	9.76%	3,863,868
2009	6.014749	7.774220	29.25%	2,712,874
2008	9.819431	6.014749	-38.75%	739,351
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	28.146169	32.761349	16.40%	88,875
2016	24.204722	28.146169	16.28%	112,046
2015	26.179675	24.204722	-7.54%	127,194
2014	24.301613	26.179675	7.73%	126,326
2013	18.160982	24.301613	33.81%	129,411
2012	15.539726	18.160982	16.87%	137,687
2011	16.123246	15.539726	-3.62%	157,820
2010	14.121341	16.123246	14.18%	161,198
2009	11.131655	14.121341	26.86%	119,592
2008	17.928436	11.131655	-37.91%	82,586
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.459032	11.079795	17.13%	0
2016	9.287682	9.459032	1.84%	0
128

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	23.030382	24.316807	5.59%	11,978
2016	20.398207	23.030382	12.90%	13,038
2015	21.177241	20.398207	-3.68%	16,644
2014	20.880250	21.177241	1.42%	16,904
2013	19.717983	20.880250	5.89%	1,185
2012	17.404316	19.717983	13.29%	2,099
2011	16.950339	17.404316	2.68%	2,099
2010	15.146375	16.950339	11.91%	2,099
2009	10.489676	15.146375	44.39%	2,688
2008	14.728954	10.489676	-28.78%	2,688
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	14.639443	18.063813	23.39%	39,919
2016	13.036263	14.639443	12.30%	46,035
2015	13.340372	13.036263	-2.28%	49,584
2014	12.658432	13.340372	5.39%	53,199
2013	8.917257	12.658432	41.95%	60,158
2012	7.717412	8.917257	15.55%	75,620
2011	8.832585	7.717412	-12.63%	88,521
2010	7.739930	8.832585	14.12%	75,102
2009	5.116272	7.739930	51.28%	39,045
2008*	10.000000	5.116272	-48.84%	1,958
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	16.465689	19.275577	17.07%	145,720
2016	15.119880	16.465689	8.90%	181,128
2015	15.352276	15.119880	-1.51%	223,170
2014	14.046764	15.352276	9.29%	251,298
2013	10.250970	14.046764	37.03%	240,315
2012	9.305930	10.250970	10.16%	257,933
2011	9.726873	9.305930	-4.33%	272,573
2010	7.959593	9.726873	22.20%	291,016
2009	6.130958	7.959593	29.83%	506,652
2008*	10.000000	6.130958	-38.69%	586,368
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	13.555436	16.061092	18.48%	11,535
2016	12.647970	13.555436	7.17%	11,573
2015	13.016941	12.647970	-2.83%	13,263
2014	12.595318	13.016941	3.35%	13,266
2013	9.836152	12.595318	28.05%	13,273
2012	8.562658	9.836152	14.87%	13,282
2011	9.247549	8.562658	-7.41%	18,389
2010	8.133865	9.247549	13.69%	40,950
2009	6.365782	8.133865	27.77%	29,049
2008*	10.000000	6.365782	-36.34%	23,827
129

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	13.209118	14.638635	10.82%	6,106,751
2016	12.586810	13.209118	4.94%	6,812,488
2015	12.863060	12.586810	-2.15%	7,240,763
2014	12.470220	12.863060	3.15%	7,690,604
2013	10.997048	12.470220	13.40%	8,046,631
2012	10.012205	10.997048	9.84%	8,107,688
2011	10.261354	10.012205	-2.43%	8,528,679
2010	9.397542	10.261354	9.19%	8,859,630
2009	7.930212	9.397542	18.50%	4,729,026
2008*	10.000000	7.930212	-20.70%	274,859
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	13.578369	15.552016	14.54%	6,415,111
2016	12.792368	13.578369	6.14%	7,311,684
2015	13.108816	12.792368	-2.41%	8,112,949
2014	12.659918	13.108816	3.55%	8,071,066
2013	10.557671	12.659918	19.91%	8,188,153
2012	9.393792	10.557671	12.39%	8,209,753
2011	9.837220	9.393792	-4.51%	8,608,210
2010	8.850147	9.837220	11.15%	8,441,009
2009	7.207070	8.850147	22.80%	4,672,637
2008*	10.000000	7.207070	-27.93%	268,100
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	12.317902	12.957393	5.19%	1,914,317
2016	11.905348	12.317902	3.47%	2,143,365
2015	12.126755	11.905348	-1.83%	2,240,871
2014	11.865739	12.126755	2.20%	2,444,755
2013	11.433714	11.865739	3.78%	2,603,210
2012	10.754709	11.433714	6.31%	2,973,968
2011	10.722785	10.754709	0.30%	2,951,806
2010	10.151663	10.722785	5.63%	2,756,417
2009	9.082054	10.151663	11.78%	1,488,332
2008*	10.000000	9.082054	-9.18%	50,408
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.833846	12.297157	13.51%	50,745
2016	10.377394	10.833846	4.40%	51,295
2015	10.963582	10.377394	-5.35%	52,809
2014	10.840506	10.963582	1.14%	36,259
2013*	10.000000	10.840506	8.41%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.839641	12.628059	16.50%	11,850
2016	10.318836	10.839641	5.05%	11,963
2015	10.968496	10.318836	-5.92%	12,082
2014	10.979220	10.968496	-0.10%	14,897
2013*	10.000000	10.979220	9.79%	0
130

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	13.427537	15.135358	12.72%	8,295,536
2016	12.719304	13.427537	5.57%	9,401,569
2015	12.999321	12.719304	-2.15%	10,018,213
2014	12.569469	12.999321	3.42%	10,537,905
2013	10.788427	12.569469	16.51%	11,017,702
2012	9.707840	10.788427	11.13%	11,312,195
2011	10.050033	9.707840	-3.40%	11,840,130
2010	9.124286	10.050033	10.15%	12,178,021
2009	7.565372	9.124286	20.61%	6,816,514
2008*	10.000000	7.565372	-24.35%	510,148
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	13.514290	15.781186	16.77%	695,538
2016	12.700082	13.514290	6.41%	763,900
2015	13.037904	12.700082	-2.59%	807,498
2014	12.607773	13.037904	3.41%	830,669
2013	10.257738	12.607773	22.91%	848,976
2012	9.051808	10.257738	13.32%	865,409
2011	9.600776	9.051808	-5.72%	916,834
2010	8.567131	9.600776	12.07%	926,148
2009	6.843520	8.567131	25.19%	544,144
2008*	10.000000	6.843520	-31.56%	373,869
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	13.006302	14.135255	8.68%	1,849,733
2016	12.406458	13.006302	4.83%	2,117,394
2015	12.679500	12.406458	-2.15%	2,390,616
2014	12.317687	12.679500	2.94%	2,603,684
2013	11.196381	12.317687	10.01%	2,809,307
2012	10.287903	11.196381	8.83%	2,985,607
2011	10.430294	10.287903	-1.37%	3,101,444
2010	9.672495	10.430294	7.83%	3,185,650
2009	8.310716	9.672495	16.39%	1,772,808
2008*	10.000000	8.310716	-16.89%	148,733
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	12.729580	13.116117	3.04%	197,566
2016	12.257281	12.729580	3.85%	240,828
2015	12.503698	12.257281	-1.97%	276,179
2014	12.077671	12.503698	3.53%	291,457
2013	12.477591	12.077671	-3.21%	279,389
2012	11.738341	12.477591	6.30%	256,948
2011	11.171635	11.738341	5.07%	249,403
2010	10.578837	11.171635	5.60%	271,958
2009	9.850251	10.578837	7.40%	318,890
2008*	10.000000	9.850251	-1.50%	3,799
131

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	13.624809	13.982939	2.63%	61,650
2016	13.331216	13.624809	2.20%	69,201
2015	13.549573	13.331216	-1.61%	73,653
2014	13.062618	13.549573	3.73%	74,089
2013	13.484158	13.062618	-3.13%	77,762
2012	12.728494	13.484158	5.94%	75,503
2011	12.135789	12.728494	4.88%	76,471
2010	11.349822	12.135789	6.92%	88,287
2009	9.856077	11.349822	15.16%	33,537
2008*	10.000000	9.856077	-1.44%	4,135
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	12.220187	14.247707	16.59%	0
2016	11.092589	12.220187	10.17%	0
2015	11.581820	11.092589	-4.22%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.753482	13.232445	12.58%	0
2016	10.925758	11.753482	7.58%	0
2015	11.245356	10.925758	-2.84%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	28.098376	39.245728	39.67%	4,514
2016	26.433272	28.098376	6.30%	5,165
2015	31.906760	26.433272	-17.15%	5,724
2014	34.222684	31.906760	-6.77%	7,163
2013	34.455502	34.222684	-0.68%	0
2012	29.779843	34.455502	15.70%	0
2011	38.901008	29.779843	-23.45%	572
2010	33.933740	38.901008	14.64%	670
2009	21.038326	33.933740	61.29%	670
2008	50.564672	21.038326	-58.39%	693
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	13.362916	13.491784	0.96%	246,833
2016	13.411671	13.362916	-0.36%	271,111
2015	13.575603	13.411671	-1.21%	326,343
2014	13.126829	13.575603	3.42%	340,584
2013	13.833873	13.126829	-5.11%	334,001
2012	13.573201	13.833873	1.92%	321,596
2011	12.795445	13.573201	6.08%	289,745
2010	12.347328	12.795445	3.63%	335,412
2009	12.157809	12.347328	1.56%	470,921
2008	11.412073	12.157809	6.53%	517,391
132

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	9.979667	9.911787	-0.68%	798,311
2016	10.089598	9.979667	-1.09%	840,976
2015	10.201817	10.089598	-1.10%	875,377
2014	10.315280	10.201817	-1.10%	830,405
2013	10.430010	10.315280	-1.10%	610,432
2012	10.546329	10.430010	-1.10%	559,719
2011	10.663301	10.546329	-1.10%	527,659
2010	10.781886	10.663301	-1.10%	621,100
2009	10.897233	10.781886	-1.06%	606,454
2008	10.796706	10.897233	0.93%	363,177
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	8.630055	10.846301	25.68%	62,427
2016	8.670834	8.630055	-0.47%	86,582
2015	9.059033	8.670834	-4.29%	96,145
2014	9.226189	9.059033	-1.81%	82,224
2013	7.935154	9.226189	16.27%	83,500
2012	6.963352	7.935154	13.96%	84,983
2011	7.822932	6.963352	-10.99%	101,614
2010	6.999728	7.822932	11.76%	64,986
2009	5.467370	6.999728	28.03%	38,910
2008*	10.000000	5.467370	-45.33%	4,351
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	9.712265	11.954935	23.09%	251,373
2016	9.768907	9.712265	-0.58%	24,173
2015	10.016679	9.768907	-2.47%	28,278
2014	10.796117	10.016679	-7.22%	22,950
2013	9.020778	10.796117	19.68%	24,017
2012	7.716089	9.020778	16.91%	26,290
2011	8.952007	7.716089	-13.81%	27,548
2010	8.427987	8.952007	6.22%	24,518
2009	6.626051	8.427987	27.19%	14,305
2008	11.772823	6.626051	-43.72%	4,590
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	27.016111	31.644046	17.13%	20,276
2016	24.953272	27.016111	8.27%	27,115
2015	25.485178	24.953272	-2.09%	37,835
2014	24.544974	25.485178	3.83%	51,132
2013	19.503666	24.544974	25.85%	48,858
2012	17.015138	19.503666	14.63%	30,250
2011	17.908015	17.015138	-4.99%	33,765
2010	15.796289	17.908015	13.37%	44,007
2009	12.556025	15.796289	25.81%	30,505
2008	20.102175	12.556025	-37.54%	17,693
133

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	16.313819	17.930780	9.91%	1,218,136
2016	15.516816	16.313819	5.14%	1,410,719
2015	15.716696	15.516816	-1.27%	1,475,093
2014	15.194780	15.716696	3.43%	1,544,809
2013	13.545432	15.194780	12.18%	1,592,262
2012	12.521179	13.545432	8.18%	1,609,535
2011	12.549129	12.521179	-0.22%	1,737,161
2010	11.554648	12.549129	8.61%	1,798,922
2009*	10.000000	11.554648	15.55%	718,508
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	18.819759	21.369674	13.55%	1,614,599
2016	17.661632	18.819759	6.56%	1,836,024
2015	17.953561	17.661632	-1.63%	1,936,341
2014	17.253971	17.953561	4.05%	2,001,638
2013	14.599701	17.253971	18.18%	1,905,106
2012	13.151411	14.599701	11.01%	1,898,143
2011	13.422987	13.151411	-2.02%	1,940,263
2010	12.114759	13.422987	10.80%	1,973,976
2009*	10.000000	12.114759	21.15%	857,845
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	15.117346	15.801147	4.52%	1,113,499
2016	14.659976	15.117346	3.12%	995,118
2015	14.783880	14.659976	-0.84%	1,012,013
2014	14.388550	14.783880	2.75%	1,050,960
2013	13.878040	14.388550	3.68%	1,173,815
2012	13.342218	13.878040	4.02%	1,365,454
2011	13.106178	13.342218	1.80%	1,357,691
2010	12.514492	13.106178	4.73%	1,317,898
2009	11.599891	12.514492	7.88%	811,533
2008	12.480594	11.599891	-7.06%	221,518
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.821929	12.204959	12.78%	6,072
2016	10.351156	10.821929	4.55%	0
2015	10.816879	10.351156	-4.31%	12,053
2014	10.675022	10.816879	1.33%	0
2013*	10.000000	10.675022	6.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.881368	12.587532	15.68%	17,544
2016	10.287043	10.881368	5.78%	11,688
2015	10.829782	10.287043	-5.01%	11,829
2014	10.763622	10.829782	0.61%	0
2013*	10.000000	10.763622	7.64%	0
134

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	21.251408	23.735256	11.69%	2,754,931
2016	20.054647	21.251408	5.97%	3,081,922
2015	20.345799	20.054647	-1.43%	3,440,706
2014	19.558733	20.345799	4.02%	3,829,465
2013	16.956780	19.558733	15.34%	4,006,844
2012	15.472895	16.956780	9.59%	4,230,446
2011	15.650961	15.472895	-1.14%	4,437,002
2010	14.267833	15.650961	9.69%	4,664,068
2009	12.109339	14.267833	17.83%	3,322,817
2008	15.941961	12.109339	-24.04%	905,820
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	24.580141	28.365156	15.40%	649,973
2016	22.909721	24.580141	7.29%	750,937
2015	23.334833	22.909721	-1.82%	825,343
2014	22.480038	23.334833	3.80%	870,606
2013	18.573691	22.480038	21.03%	939,256
2012	16.509073	18.573691	12.51%	927,774
2011	17.055012	16.509073	-3.20%	989,935
2010	15.283141	17.055012	11.59%	1,027,129
2009	12.422876	15.283141	23.02%	1,019,950
2008	18.308411	12.422876	-32.15%	648,008
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	18.236492	19.697808	8.01%	841,247
2016	17.443970	18.236492	4.54%	931,458
2015	17.643383	17.443970	-1.13%	1,046,698
2014	17.032378	17.643383	3.59%	1,124,088
2013	15.586053	17.032378	9.28%	1,235,066
2012	14.587026	15.586053	6.85%	1,304,842
2011	14.450881	14.587026	0.94%	1,336,853
2010	13.464824	14.450881	7.32%	1,415,919
2009	11.884099	13.464824	13.30%	1,041,851
2008	14.144179	11.884099	-15.98%	302,707
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	24.051180	30.226195	25.67%	79,041
2016	23.535547	24.051180	2.19%	96,077
2015	22.702494	23.535547	3.67%	100,230
2014	21.144539	22.702494	7.37%	100,667
2013	15.687374	21.144539	34.79%	115,769
2012	13.394711	15.687374	17.12%	128,119
2011	13.889943	13.394711	-3.57%	175,829
2010	12.942109	13.889943	7.32%	209,294
2009*	10.000000	12.942109	29.42%	8,346
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.331415	12.011658	16.26%	94,690
2016	9.623454	10.331415	7.36%	13,197
2015	9.954174	9.623454	-3.32%	0
2014*	10.000000	9.954174	-0.46%	0
135

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.941570	13.169443	20.36%	0
2016	10.053109	10.941570	8.84%	0
2015	10.150561	10.053109	-0.96%	0
2014*	10.000000	10.150561	1.51%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	40.919004	46.855963	14.51%	13,485
2016	34.394501	40.919004	18.97%	15,134
2015	35.681284	34.394501	-3.61%	17,366
2014	32.972038	35.681284	8.22%	17,789
2013	25.057608	32.972038	31.58%	23,000
2012	21.568305	25.057608	16.18%	25,775
2011	22.377032	21.568305	-3.61%	22,639
2010	17.928240	22.377032	24.81%	22,137
2009	13.255499	17.928240	35.25%	20,966
2008	21.095101	13.255499	-37.16%	14,273
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	16.558114	17.413330	5.16%	188,817
2016	15.409369	16.558114	7.45%	168,189
2015	16.044488	15.409369	-3.96%	174,699
2014	15.616451	16.044488	2.74%	179,108
2013	15.969701	15.616451	-2.21%	171,175
2012	14.385546	15.969701	11.01%	152,687
2011	13.780632	14.385546	4.39%	146,749
2010	12.599863	13.780632	9.37%	155,094
2009	10.242806	12.599863	23.01%	104,620
2008	12.521962	10.242806	-18.20%	36,700
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	10.414128	12.930084	24.16%	190,248
2016	10.796513	10.414128	-3.54%	236,529
2015	10.988510	10.796513	-1.75%	275,750
2014	11.262999	10.988510	-2.44%	303,315
2013	9.405778	11.262999	19.75%	270,598
2012	8.232874	9.405778	14.25%	278,168
2011	9.210640	8.232874	-10.62%	284,943
2010	8.183302	9.210640	12.55%	290,364
2009	6.079248	8.183302	34.61%	464,435
2008*	10.000000	6.079248	-39.21%	464,336
136

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	15.724614	19.056774	21.19%	95,343
2016	15.144613	15.724614	3.83%	118,466
2015	16.177859	15.144613	-6.39%	120,621
2014	18.110369	16.177859	-10.67%	114,719
2013	15.127464	18.110369	19.72%	0
2012	13.068225	15.127464	15.76%	0
2011	15.807971	13.068225	-17.33%	0
2010	15.093958	15.807971	4.73%	0
2009	11.784398	15.093958	28.08%	0
2008	22.263611	11.784398	-47.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	15.092771	19.387309	28.45%	81,893
2016	14.962421	15.092771	0.87%	97,133
2015	14.669732	14.962421	2.00%	116,770
2014	13.466292	14.669732	8.94%	132,272
2013	10.129940	13.466292	32.94%	130,971
2012	8.819406	10.129940	14.86%	136,061
2011	9.215178	8.819406	-4.29%	154,092
2010	8.077111	9.215178	14.09%	157,826
2009	6.313731	8.077111	27.93%	278,255
2008*	10.000000	6.313731	-36.86%	2,929
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	15.263537	17.264144	13.11%	39,077
2016	13.298955	15.263537	14.77%	55,258
2015	13.925404	13.298955	-4.50%	68,042
2014	12.772017	13.925404	9.03%	69,331
2013	9.564017	12.772017	33.54%	78,656
2012	8.223917	9.564017	16.30%	89,686
2011	8.854670	8.223917	-7.12%	100,902
2010	7.940970	8.854670	11.51%	98,944
2009	6.301835	7.940970	26.01%	63,713
2008*	10.000000	6.301835	-36.98%	7,028
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	15.194538	19.163928	26.12%	135,146
2016	14.485878	15.194538	4.89%	153,885
2015	14.697796	14.485878	-1.44%	180,000
2014	14.328285	14.697796	2.58%	204,734
2013	10.452380	14.328285	37.08%	189,252
2012	9.218852	10.452380	13.38%	207,999
2011	9.755389	9.218852	-5.50%	242,419
2010	7.799454	9.755389	25.08%	254,746
2009	6.223953	7.799454	25.31%	323,940
2008*	10.000000	6.223953	-37.76%	186,137
137

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	19.748185	22.234488	12.59%	98,729
2016	16.979858	19.748185	16.30%	115,969
2015	17.678860	16.979858	-3.95%	139,357
2014	15.275597	17.678860	15.73%	164,873
2013	11.383937	15.275597	34.19%	160,748
2012	9.893653	11.383937	15.06%	179,085
2011	10.241195	9.893653	-3.39%	219,776
2010	8.655721	10.241195	18.32%	229,324
2009	6.708071	8.655721	29.03%	292,043
2008*	10.000000	6.708071	-32.92%	348,314
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	25.144904	30.998445	23.28%	13,090
2016	23.527915	25.144904	6.87%	11,174
2015	23.664265	23.527915	-0.58%	12,447
2014	23.335168	23.664265	1.41%	12,262
2013	16.390818	23.335168	42.37%	10,510
2012	14.654812	16.390818	11.85%	9,861
2011	14.946179	14.654812	-1.95%	11,327
2010	12.079751	14.946179	23.73%	10,176
2009	9.603308	12.079751	25.79%	8,266
2008	18.162402	9.603308	-47.13%	6,068
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	40.982213	44.080535	7.56%	5,018
2016	32.987396	40.982213	24.24%	5,588
2015	35.592848	32.987396	-7.32%	7,590
2014	33.708282	35.592848	5.59%	7,074
2013	24.340900	33.708282	38.48%	6,432
2012	20.458237	24.340900	18.98%	6,878
2011	21.878380	20.458237	-6.49%	8,106
2010	17.490921	21.878380	25.08%	8,042
2009	14.051653	17.490921	24.48%	8,547
2008	20.987005	14.051653	-33.05%	4,610
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	36.890209	41.301322	11.96%	12,057
2016	30.437667	36.890209	21.20%	17,571
2015	31.370712	30.437667	-2.97%	20,472
2014	31.544247	31.370712	-0.55%	20,166
2013	22.692820	31.544247	39.01%	22,340
2012	19.913606	22.692820	13.96%	26,318
2011	21.375048	19.913606	-6.84%	34,944
2010	17.292951	21.375048	23.61%	34,070
2009	13.007015	17.292951	32.95%	30,188
2008	21.334732	13.007015	-39.03%	52,977
138

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	25.430949	30.243991	18.93%	88,391
2016	23.131992	25.430949	9.94%	108,717
2015	23.235475	23.131992	-0.45%	135,747
2014	21.011147	23.235475	10.59%	153,932
2013	16.243424	21.011147	29.35%	144,715
2012	14.426790	16.243424	12.59%	151,129
2011	14.531949	14.426790	-0.72%	164,214
2010	12.977438	14.531949	11.98%	174,142
2009	10.450884	12.977438	24.18%	303,444
2008	18.098184	10.450884	-42.25%	371,417
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	14.208042	14.915414	4.98%	23,727
2016	13.403683	14.208042	6.00%	26,970
2015	14.365934	13.403683	-6.70%	31,538
2014	11.294702	14.365934	27.19%	27,840
2013	11.120054	11.294702	1.57%	38,823
2012	9.728208	11.120054	14.31%	36,116
2011	9.267311	9.728208	4.97%	55,881
2010	7.217882	9.267311	28.39%	44,212
2009	5.591849	7.217882	29.08%	43,199
2008*	10.000000	5.591849	-44.08%	991
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	14.409611	17.276337	19.89%	21,546
2016	13.078957	14.409611	10.17%	5,903
2015	13.100903	13.078957	-0.17%	3,677
2014	11.714667	13.100903	11.83%	3,330
2013*	10.000000	11.714667	17.15%	218
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	10.679925	10.729568	0.46%	169,686
2016	10.535869	10.679925	1.37%	201,238
2015	10.689508	10.535869	-1.44%	229,973
2014	10.755282	10.689508	-0.61%	217,730
2013	10.863450	10.755282	-1.00%	216,509
2012	10.610693	10.863450	2.38%	217,193
2011	10.590916	10.610693	0.19%	203,892
2010	10.455700	10.590916	1.29%	227,819
2009	9.870265	10.455700	5.93%	195,686
2008*	10.000000	9.870265	-1.30%	20,126
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	14.636167	16.528393	12.93%	9,469
2016	12.243257	14.636167	19.54%	1,673
2015	13.014799	12.243257	-5.93%	60
2014	12.586668	13.014799	3.40%	0
2013*	10.000000	12.586668	25.87%	0
139

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	14.292667	17.347265	21.37%	251,693
2016	14.291805	14.292667	0.01%	325,886
2015	15.037665	14.291805	-4.96%	355,986
2014	16.553514	15.037665	-9.16%	359,924
2013	13.937028	16.553514	18.77%	328,621
2012	11.786443	13.937028	18.25%	350,828
2011	13.608361	11.786443	-13.39%	365,788
2010	12.938556	13.608361	5.18%	336,076
2009*	10.000000	12.938556	29.39%	394,858
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	32.273403	39.759702	23.20%	1,117
2016	31.327620	32.273403	3.02%	951
2015	31.364019	31.327620	-0.12%	1,046
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	10.859099	10.835695	-0.22%	208,829
2016	10.847291	10.859099	0.11%	235,063
2015	10.947819	10.847291	-0.92%	267,707
2014	11.002477	10.947819	-0.50%	273,831
2013	11.056663	11.002477	-0.49%	271,615
2012	10.687758	11.056663	3.45%	256,237
2011	10.775185	10.687758	-0.81%	233,720
2010	10.348131	10.775185	4.13%	261,729
2009	9.232776	10.348131	12.08%	339,116
2008	10.783585	9.232776	-14.38%	507,930
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	27.525649	32.240862	17.13%	8,270
2016	25.332640	27.525649	8.66%	13,013
2015	25.733703	25.332640	-1.56%	13,463
2014	23.572645	25.733703	9.17%	14,996
2013	17.321353	23.572645	36.09%	16,918
2012	15.781695	17.321353	9.76%	17,360
2011	16.464022	15.781695	-4.14%	32,304
2010	13.550142	16.464022	21.50%	36,446
2009	10.424720	13.550142	29.98%	37,993
2008	17.406427	10.424720	-40.11%	39,981
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	31.717754	42.763324	34.82%	10,067
2016	32.120008	31.717754	-1.25%	10,132
2015	31.326830	32.120008	2.53%	11,855
2014	31.037128	31.326830	0.93%	12,889
2013	24.712174	31.037128	25.59%	191
2012	20.659368	24.712174	19.62%	1,227
2011	22.835918	20.659368	-9.53%	1,227
2010	19.956041	22.835918	14.43%	2,302
2009	14.479616	19.956041	37.82%	2,351
2008	24.536812	14.479616	-40.99%	2,351
140

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	10.280658	10.781643	4.87%	1,952
2016	9.781852	10.280658	5.10%	2,307
2015	10.143405	9.781852	-3.56%	2,855
2014	10.006909	10.143405	1.36%	2,283
2013	10.155480	10.006909	-1.46%	2,658
2012*	10.000000	10.155480	1.55%	2,880
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.875693	11.099776	25.06%	3,599
2016	9.224626	8.875693	-3.78%	3,547
2015	9.046251	9.224626	1.97%	1,026
2014*	10.000000	9.046251	-9.54%	368
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	27.690464	31.942668	15.36%	117,227
2016	25.155462	27.690464	10.08%	143,124
2015	24.668838	25.155462	1.97%	177,324
2014	22.593385	24.668838	9.19%	196,379
2013	17.380441	22.593385	29.99%	193,761
2012	15.071024	17.380441	15.32%	199,332
2011	15.286382	15.071024	-1.41%	223,386
2010	13.344466	15.286382	14.55%	228,742
2009	10.541795	13.344466	26.59%	329,927
2008	17.367569	10.541795	-39.30%	336,948
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	40.416050	45.533057	12.66%	15,863
2016	34.727337	40.416050	16.38%	22,901
2015	37.392175	34.727337	-7.13%	25,521
2014	33.861635	37.392175	10.43%	27,179
2013	24.347433	33.861635	39.08%	27,072
2012	20.921934	24.347433	16.37%	30,997
2011	21.670556	20.921934	-3.45%	41,142
2010	17.806039	21.670556	21.70%	38,826
2009	13.152903	17.806039	35.38%	30,857
2008	21.451962	13.152903	-38.69%	106,023
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.495321	11.768898	12.13%	3,116
2016	9.398813	10.495321	11.67%	9,448
2015	10.464843	9.398813	-10.19%	5,832
2014	10.533324	10.464843	-0.65%	10,413
2013	10.638843	10.533324	-0.99%	12,683
2012*	10.000000	10.638843	6.39%	13,555
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	9.940807	10.793322	8.58%	5,777
2016	8.878006	9.940807	11.97%	61
2015	9.194221	8.878006	-3.44%	61
2014	9.167719	9.194221	0.29%	0
141

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	11.253531	12.324856	9.52%	12,070
2016	11.057315	11.253531	1.77%	16,481
2015	12.044545	11.057315	-8.20%	19,714
2014	12.141970	12.044545	-0.80%	19,953
2013	13.139916	12.141970	-7.59%	29,156
2012	12.625815	13.139916	4.07%	54,524
2011	11.774859	12.625815	7.23%	54,943
2010	10.885591	11.774859	8.17%	38,453
2009*	10.000000	10.885591	8.86%	14,357
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	11.634861	11.651319	0.14%	367,225
2016	11.612368	11.634861	0.19%	411,861
2015	11.717057	11.612368	-0.89%	445,611
2014	11.759392	11.717057	-0.36%	486,769
2013	11.917865	11.759392	-1.33%	486,764
2012	11.395491	11.917865	4.58%	427,008
2011	11.406927	11.395491	-0.10%	405,872
2010	10.965168	11.406927	4.03%	401,693
2009*	10.000000	10.965168	9.65%	253,219
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.128515	10.248333	1.18%	38,328
2016*	10.000000	10.128515	1.29%	1,258
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.899642	11.299359	3.67%	28,208
2016	10.742984	10.899642	1.46%	35,529
2015	10.826136	10.742984	-0.77%	35,323
2014	10.508603	10.826136	3.02%	53,620
2013	10.848202	10.508603	-3.13%	74,455
2012	10.017458	10.848202	8.29%	56,908
2011*	10.000000	10.017458	0.17%	15,015
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.279329	12.79%	124
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.351126	13.401336	29.47%	5,635
2016*	10.000000	10.351126	3.51%	0
142

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	18.022713	22.562982	25.19%	0
2016	18.680916	18.022713	-3.52%	0
2015	18.862245	18.680916	-0.96%	0
2014	20.458665	18.862245	-7.80%	0
2013	16.152118	20.458665	26.66%	0
2012	13.396230	16.152118	20.57%	0
2011	16.306323	13.396230	-17.85%	0
2010	14.985184	16.306323	8.82%	0
2009	12.157113	14.985184	23.26%	0
2008	21.931863	12.157113	-44.57%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	28.339064	35.681824	25.91%	20,039
2016	32.092302	28.339064	-11.70%	17,887
2015	28.851376	32.092302	11.23%	22,873
2014	22.230843	28.851376	29.78%	22,089
2013	14.934298	22.230843	48.86%	24,846
2012	11.527357	14.934298	29.56%	33,550
2011	10.558722	11.527357	9.17%	6,423
2010*	10.000000	10.558722	5.59%	618
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.820159	7.581892	-3.05%	6,917
2016	5.513376	7.820159	41.84%	6,948
2015	8.399050	5.513376	-34.36%	6,824
2014	10.529677	8.399050	-20.23%	4,232
2013	9.652965	10.529677	9.08%	4,232
2012*	10.000000	9.652965	-3.47%	1,219
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.977002	7.755528	-2.78%	7,156
2016	5.612326	7.977002	42.13%	24,691
2015	8.526767	5.612326	-34.18%	24,691
2014	10.657673	8.526767	-19.99%	34,579
2013	9.749237	10.657673	9.32%	34,579
2012*	10.000000	9.749237	-2.51%	36,895
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	17.226288	21.442881	24.48%	53,991
2016	16.165097	17.226288	6.56%	59,701
2015	16.830018	16.165097	-3.95%	63,666
2014	17.342844	16.830018	-2.96%	76,803
2014	17.342844	16.830018	-2.96%	0
2013	11.672517	17.342844	48.58%	76,583
2012	10.941426	11.672517	6.68%	75,876
2011	11.595904	10.941426	-5.64%	0
2010	9.248681	11.595904	25.38%	58,940
2009	6.126378	9.248681	50.96%	25,973
2008	10.575221	6.126378	-42.07%	0
143

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	10.298511	11.356879	10.28%	0
2016	10.328814	10.298511	-0.29%	0
2015	10.850095	10.328814	-4.80%	0
2014	10.795314	10.850095	0.51%	0
2013	9.999333	10.795314	7.96%	0
2012*	10.000000	9.999333	-0.01%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	17.944639	20.528773	14.40%	0
2016	16.749016	17.944639	7.14%	0
2015	17.121224	16.749016	-2.17%	0
2014	16.242409	17.121224	5.41%	0
2013	12.511698	16.242409	29.82%	0
2012	11.065127	12.511698	13.07%	0
2011	10.815004	11.065127	2.31%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	27.401233	29.827862	8.86%	0
2016	22.763160	27.401233	20.38%	0
2015	25.026247	22.763160	-9.04%	0
2014	23.816798	25.026247	5.08%	0
2013	17.940770	23.816798	32.75%	0
2012	15.702525	17.940770	14.25%	0
2011	17.815678	15.702525	-11.86%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	9.916180	9.916317	0.00%	0
2016	9.848082	9.916180	0.69%	0
2015	10.469054	9.848082	-5.93%	0
2014	10.507667	10.469054	-0.37%	0
2013	11.903906	10.507667	-11.73%	0
2012	11.494171	11.903906	3.56%	0
2011	10.663490	11.494171	7.79%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2017	17.388722	20.177979	16.04%	0
2016	15.924765	17.388722	9.19%	0
2015	17.555359	15.924765	-9.29%	0
2014	16.203316	17.555359	8.34%	0
2013	12.399506	16.203316	30.68%	0
2012	11.232929	12.399506	10.39%	0
2011	11.322021	11.232929	-0.79%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2017	21.321854	22.925754	7.52%	0
2016	18.012237	21.321854	18.37%	0
2015	18.975035	18.012237	-5.07%	0
2014	16.924913	18.975035	12.11%	0
2013	13.508454	16.924913	25.29%	0
2012	12.051216	13.508454	12.09%	0
2011	12.600125	12.051216	-4.36%	0
144

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	10.767381	12.099072	12.37%	0
2016	9.617938	10.767381	11.95%	0
2015*	10.000000	9.617938	-3.82%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	12.867999	14.114089	9.68%	0
2016	12.851280	12.867999	0.13%	0
2015	13.459135	12.851280	-4.52%	0
2014	13.690058	13.459135	-1.69%	0
2013	12.405470	13.690058	10.36%	0
2012	11.697297	12.405470	6.05%	0
2011	12.585068	11.697297	-7.05%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	9.880475	10.205280	3.29%	0
2016	9.079266	9.880475	8.82%	0
2015*	10.000000	9.079266	-9.21%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.532896	9.490210	-0.45%	0
2016	9.645591	9.532896	-1.17%	0
2015*	10.000000	9.645591	-3.54%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.052457	0.52%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	14.000170	15.092503	7.80%	0
2016	11.072014	14.000170	26.45%	0
2015	12.272779	11.072014	-9.78%	0
2014	12.047668	12.272779	1.87%	0
2013*	10.000000	12.047668	20.48%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.203618	12.432553	10.97%	0
2016	10.082070	11.203618	11.12%	0
2015	10.723034	10.082070	-5.98%	0
2014*	10.000000	10.723034	7.23%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	28.171186	30.544489	8.42%	0
2016	23.228679	28.171186	21.28%	0
2015	24.658221	23.228679	-5.80%	0
2014	24.320289	24.658221	1.39%	0
2013	17.919007	24.320289	35.72%	0
2012	16.052979	17.919007	11.62%	0
2011	16.549531	16.052979	-3.00%	0
145

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	18.510062	21.642563	16.92%	0
2016	17.219244	18.510062	7.50%	0
2015	17.699352	17.219244	-2.71%	0
2014	16.224625	17.699352	9.09%	0
2013	12.772031	16.224625	27.03%	0
2012	11.468506	12.772031	11.37%	0
2011	11.700137	11.468506	-1.98%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2017	15.752923	19.299784	22.52%	0
2016	15.172799	15.752923	3.82%	0
2015	16.170150	15.172799	-6.17%	0
2014	15.548371	16.170150	4.00%	0
2013	13.341849	15.548371	16.54%	0
2012	12.560667	13.341849	6.22%	0
2011	11.975312	12.560667	4.89%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2017	15.303158	18.359145	19.97%	0
2016	13.584073	15.303158	12.66%	0
2015	14.448579	13.584073	-5.98%	0
2014	14.785142	14.448579	-2.28%	0
2013	10.341988	14.785142	42.96%	0
2012	8.918482	10.341988	15.96%	0
2011	10.758899	8.918482	-17.11%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	9.794070	9.772534	-0.22%	0
2016	9.319823	9.794070	5.09%	0
2015	9.759688	9.319823	-4.51%	0
2014*	10.000000	9.759688	-2.40%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	9.746394	10.404387	6.75%	0
2016	10.578128	9.746394	-7.86%	0
2015	11.721821	10.578128	-9.76%	0
2014	12.317238	11.721821	-4.83%	0
2013	10.998205	12.317238	11.99%	0
2012	10.364749	10.998205	6.11%	0
2011	11.371940	10.364749	-8.86%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	10.204737	10.212542	0.08%	0
2016	10.218391	10.204737	-0.13%	0
2015	10.641279	10.218391	-3.97%	0
2014	10.658520	10.641279	-0.16%	0
2013	10.968533	10.658520	-2.83%	0
2012	10.391633	10.968533	5.55%	0
2011	10.562804	10.391633	-1.62%	0
146

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2017	12.051307	13.112388	8.80%	0
2016	11.872648	12.051307	1.50%	0
2015	12.375327	11.872648	-4.06%	0
2014	12.312344	12.375327	0.51%	0
2013	11.277235	12.312344	9.18%	0
2012	10.479437	11.277235	7.61%	0
2011	10.910924	10.479437	-3.95%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2017	12.572163	14.099190	12.15%	0
2016	12.318757	12.572163	2.06%	0
2015	12.831133	12.318757	-3.99%	0
2014	12.718941	12.831133	0.88%	0
2013	11.403930	12.718941	11.53%	0
2012	10.457748	11.403930	9.05%	0
2011	10.978145	10.457748	-4.74%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2017	13.180742	15.345456	16.42%	0
2016	12.845735	13.180742	2.61%	0
2015	13.389550	12.845735	-4.06%	0
2014	13.253742	13.389550	1.02%	0
2013	11.318267	13.253742	17.10%	0
2012	10.188939	11.318267	11.08%	0
2011	10.870791	10.188939	-6.27%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.277410	11.511427	12.01%	0
2016*	10.000000	10.277410	2.77%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	13.731983	12.878205	-6.22%	0
2016	10.663293	13.731983	28.78%	0
2015	13.951443	10.663293	-23.57%	0
2014	16.582626	13.951443	-15.87%	0
2013	13.848880	16.582626	19.74%	0
2012	13.710784	13.848880	1.01%	0
2011	14.994221	13.710784	-8.56%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	17.383059	18.889019	8.66%	0
2016	15.309721	17.383059	13.54%	0
2015	16.575894	15.309721	-7.64%	0
2014	15.842622	16.575894	4.63%	0
2013	12.849664	15.842622	23.29%	0
2012	11.382386	12.849664	12.89%	0
2011	11.723744	11.382386	-2.91%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.091847	12.476660	12.48%	0
2016*	10.000000	11.091847	10.92%	0
147

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	17.467948	22.716613	30.05%	0
2016	18.010078	17.467948	-3.01%	0
2015	17.466983	18.010078	3.11%	0
2014	16.313289	17.466983	7.07%	0
2013	12.436225	16.313289	31.18%	0
2012	11.271528	12.436225	10.33%	0
2011	11.689317	11.271528	-3.57%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	10.403640	10.435933	0.31%	0
2016	10.323224	10.403640	0.78%	0
2015	10.794960	10.323224	-4.37%	0
2014	10.596949	10.794960	1.87%	0
2013	11.219020	10.596949	-5.54%	0
2012	11.015693	11.219020	1.85%	0
2011	10.669350	11.015693	3.25%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	28.780608	33.463654	16.27%	0
2016	26.658378	28.780608	7.96%	0
2015	28.097430	26.658378	-5.12%	0
2014	27.474574	28.097430	2.27%	0
2013	20.965041	27.474574	31.05%	0
2012	18.975221	20.965041	10.49%	0
2011	22.067530	18.975221	-14.01%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	15.372049	19.274828	25.39%	0
2016	16.822608	15.372049	-8.62%	0
2015	16.885336	16.822608	-0.37%	0
2014	19.091049	16.885336	-11.55%	0
2013	15.206029	19.091049	25.55%	0
2012	13.097782	15.206029	16.10%	0
2011	16.428139	13.097782	-20.27%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	21.304880	24.473227	14.87%	0
2016	20.212788	21.304880	5.40%	0
2015	21.647597	20.212788	-6.63%	0
2014	21.072023	21.647597	2.73%	0
2013	16.781725	21.072023	25.57%	0
2012	13.694409	16.781725	22.54%	0
2011	15.608359	13.694409	-12.26%	0
148

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	10.722953	11.582440	8.02%	0
2016	9.821896	10.722953	9.17%	0
2015	10.858193	9.821896	-9.54%	0
2014	10.946141	10.858193	-0.80%	0
2013	9.169220	10.946141	19.38%	0
2012	8.243519	9.169220	11.23%	0
2011	8.680191	8.243519	-5.03%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	12.394046	13.111819	5.79%	0
2016	11.268579	12.394046	9.99%	0
2015	12.570224	11.268579	-10.35%	0
2014	12.457890	12.570224	0.90%	0
2013	11.335925	12.457890	9.90%	0
2012	10.433989	11.335925	8.64%	0
2011	10.565247	10.433989	-1.24%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2017	18.940596	22.026508	16.29%	0
2016	16.921105	18.940596	11.93%	0
2015	18.208227	16.921105	-7.07%	0
2014	17.363758	18.208227	4.86%	0
2013	13.881283	17.363758	25.09%	0
2012	12.855659	13.881283	7.98%	0
2011	12.573478	12.855659	2.24%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	26.118942	27.878049	6.73%	0
2016	20.798546	26.118942	25.58%	0
2015	23.284366	20.798546	-10.68%	0
2014	24.004637	23.284366	-3.00%	0
2013	18.267715	24.004637	31.40%	0
2012	15.999578	18.267715	14.18%	0
2011	17.235518	15.999578	-7.17%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.084141	10.949452	35.44%	0
2016	7.136034	8.084141	13.29%	0
2015	9.203153	7.136034	-22.46%	0
2014*	10.000000	9.203153	-7.97%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	15.172704	17.078898	12.56%	0
2016	14.676538	15.172704	3.38%	0
2015	16.273690	14.676538	-9.81%	0
2014	18.986631	16.273690	-14.29%	0
2013	16.007907	18.986631	18.61%	0
2012	14.038763	16.007907	14.03%	0
2011	16.286963	14.038763	-13.80%	0
149

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.021500	8.869684	-1.68%	0
2016	9.085625	9.021500	-0.71%	0
2015	9.843926	9.085625	-7.70%	0
2014*	10.000000	9.843926	-1.56%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.107055	11.027626	9.11%	0
2016	10.042368	10.107055	0.64%	0
2015	11.055217	10.042368	-9.16%	0
2014	11.027048	11.055217	0.26%	0
2013	10.067022	11.027048	9.54%	0
2012*	10.000000	10.067022	0.67%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.287376	9.287787	0.00%	0
2016	9.675064	9.287376	-4.01%	0
2015	9.849082	9.675064	-1.77%	0
2014	9.756948	9.849082	0.94%	0
2013*	10.000000	9.756948	-2.43%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	13.281069	16.273673	22.53%	0
2016	13.496305	13.281069	-1.59%	0
2015	13.358569	13.496305	1.03%	0
2014	12.804327	13.358569	4.33%	0
2013	9.496241	12.804327	34.84%	0
2012*	10.000000	9.496241	-5.04%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	12.302838	13.606363	10.60%	0
2016	11.270837	12.302838	9.16%	0
2015	12.208391	11.270837	-7.68%	0
2014	12.151170	12.208391	0.47%	0
2013	9.806766	12.151170	23.91%	0
2012*	10.000000	9.806766	-1.93%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	12.406960	14.617838	17.82%	0
2016	12.789203	12.406960	-2.99%	0
2015	13.123298	12.789203	-2.55%	0
2014	12.634627	13.123298	3.87%	0
2013	9.589342	12.634627	31.76%	0
2012*	10.000000	9.589342	-4.11%	0
150

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	11.539252	13.164832	14.09%	0
2016	12.278172	11.539252	-6.02%	0
2015	13.889613	12.278172	-11.60%	0
2014	15.201498	13.889613	-8.63%	0
2013	12.595286	15.201498	20.69%	0
2012	10.958473	12.595286	14.94%	0
2011	12.243398	10.958473	-10.49%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	11.275090	11.602343	2.90%	0
2016	10.060336	11.275090	12.07%	0
2015	11.156445	10.060336	-9.82%	0
2014	11.350845	11.156445	-1.71%	0
2013	10.650284	11.350845	6.58%	0
2012*	10.000000	10.650284	6.50%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	12.024841	14.719133	22.41%	0
2016	11.747786	12.024841	2.36%	0
2015	12.927553	11.747786	-9.13%	0
2014	12.425582	12.927553	4.04%	0
2013	9.914467	12.425582	25.33%	0
2012*	10.000000	9.914467	-0.86%	0
Janus Henderson VIT Balanced Portfolio: Service Sharess - Q/NQ
2017	17.001722	19.374226	13.95%	0
2016	16.895251	17.001722	0.63%	0
2015	17.445546	16.895251	-3.15%	0
2014	16.710917	17.445546	4.40%	0
2013	14.461908	16.710917	15.55%	0
2012	13.226419	14.461908	9.34%	0
2011	13.528823	13.226419	-2.24%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.501705	9.472614	-0.31%	0
2016	9.636353	9.501705	-1.40%	0
2015*	10.000000	9.636353	-3.64%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	22.989490	28.828083	25.40%	0
2016	23.379187	22.989490	-1.67%	0
2015	21.654630	23.379187	7.96%	0
2014	20.698900	21.654630	4.62%	0
2013	16.396226	20.698900	26.24%	0
2012	13.726048	16.396226	19.45%	0
2011	15.291830	13.726048	-10.24%	0
151

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	14.969776	20.926088	39.79%	0
2016	13.630933	14.969776	9.82%	0
2015	13.505241	13.630933	0.93%	0
2014	12.805261	13.505241	5.47%	0
2013	9.805848	12.805261	30.59%	0
2012*	10.000000	9.805848	-1.94%	0
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	17.189207	21.688846	26.18%	0
2016	19.101578	17.189207	-10.01%	0
2015	21.717406	19.101578	-12.04%	0
2014	25.617497	21.717406	-15.22%	0
2013	23.240941	25.617497	10.23%	0
2012	21.292213	23.240941	9.15%	0
2011	32.626371	21.292213	-34.74%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.361780	10.310469	23.30%	0
2016	7.177103	8.361780	16.51%	0
2015	9.308559	7.177103	-22.90%	0
2014*	10.000000	9.308559	-6.91%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.823393	9.841741	0.19%	0
2016*	10.000000	9.823393	-1.77%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	12.123620	14.774058	21.86%	0
2016	11.552127	12.123620	4.95%	0
2015	12.240076	11.552127	-5.62%	0
2014	13.718999	12.240076	-10.78%	0
2013	10.071992	13.718999	36.21%	0
2012*	10.000000	10.071992	0.72%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	21.252068	24.056438	13.20%	0
2016	19.364359	21.252068	9.75%	0
2015	20.266433	19.364359	-4.45%	0
2014	19.067024	20.266433	6.29%	0
2013	14.578838	19.067024	30.79%	0
2012	13.044835	14.578838	11.76%	0
2011	13.587381	13.044835	-3.99%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	13.832069	16.921045	22.33%	0
2016	13.809198	13.832069	0.17%	0
2015	13.466301	13.809198	2.55%	0
2014	13.805583	13.466301	-2.46%	0
2013	11.214291	13.805583	23.11%	0
2012	10.030050	11.214291	11.81%	0
2011	10.586715	10.030050	-5.26%	0
152

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	9.769418	12.071962	23.57%	0
2016	9.568968	9.769418	2.09%	0
2015*	10.000000	9.568968	-4.31%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	9.936660	10.149896	2.15%	0
2016	9.731097	9.936660	2.11%	0
2015	10.173970	9.731097	-4.35%	0
2014	9.806494	10.173970	3.75%	0
2013	10.226802	9.806494	-4.11%	0
2012	9.711367	10.226802	5.31%	0
2011	9.551660	9.711367	1.67%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	15.910209	16.818127	5.71%	0
2016	14.915861	15.910209	6.67%	0
2015	15.648938	14.915861	-4.68%	0
2014	15.769193	15.648938	-0.76%	0
2013	17.918882	15.769193	-12.00%	0
2012	15.762230	17.918882	13.68%	0
2011	15.288312	15.762230	3.10%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	8.982556	9.751537	8.56%	0
2016	8.099806	8.982556	10.90%	0
2015*	10.000000	8.099806	-19.00%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	14.647720	16.604607	13.36%	0
2016	13.679929	14.647720	7.07%	0
2015	15.278679	13.679929	-10.46%	0
2014	16.175086	15.278679	-5.54%	0
2013	12.712281	16.175086	27.24%	0
2012	10.749066	12.712281	18.26%	0
2011	11.246344	10.749066	-4.42%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	21.152371	22.125321	4.60%	0
2016	18.241525	21.152371	15.96%	0
2015	19.792244	18.241525	-7.83%	0
2014	18.168253	19.792244	8.94%	0
2013	14.305616	18.168253	27.00%	0
2012	12.961072	14.305616	10.37%	0
2011	13.372119	12.961072	-3.07%	0
153

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	12.310640	13.750398	11.70%	0
2016	11.708678	12.310640	5.14%	0
2015	12.021350	11.708678	-2.60%	0
2014	11.871396	12.021350	1.26%	0
2013	9.983511	11.871396	18.91%	0
2012	8.945811	9.983511	11.60%	0
2011	9.188972	8.945811	-2.65%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	9.192259	9.151609	-0.44%	0
2016	9.283600	9.192259	-0.98%	0
2015	9.647612	9.283600	-3.77%	0
2014	9.528304	9.647612	1.25%	0
2013	10.140027	9.528304	-6.03%	0
2012	10.016689	10.140027	1.23%	0
2011	9.822078	10.016689	1.98%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	12.626782	15.951866	26.33%	0
2016	13.065731	12.626782	-3.36%	0
2015	12.714738	13.065731	2.76%	0
2014	12.945144	12.714738	-1.78%	0
2013	10.433158	12.945144	24.08%	0
2012	8.860887	10.433158	17.74%	0
2011	10.129520	8.860887	-12.52%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	13.129839	16.185865	23.28%	0
2016	12.480472	13.129839	5.20%	0
2015	12.158424	12.480472	2.65%	0
2014	11.664967	12.158424	4.23%	0
2013	9.331100	11.664967	25.01%	0
2012	8.241176	9.331100	13.23%	0
2011	8.964173	8.241176	-8.07%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	11.802036	13.880678	17.61%	0
2016	11.013979	11.802036	7.16%	0
2015	11.296661	11.013979	-2.50%	0
2014	10.625691	11.296661	6.31%	0
2013	8.285088	10.625691	28.25%	0
2012	7.338546	8.285088	12.90%	0
2011	7.782093	7.338546	-5.70%	0
154

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	18.348193	20.829497	13.52%	0
2016	16.178453	18.348193	13.41%	0
2015	17.943248	16.178453	-9.84%	0
2014	17.079183	17.943248	5.06%	0
2013	13.087493	17.079183	30.50%	0
2012	11.483607	13.087493	13.97%	0
2011	12.216958	11.483607	-6.00%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.938248	11.353705	14.24%	0
2016*	10.000000	9.938248	-0.62%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	15.069072	15.517805	2.98%	0
2016	13.684779	15.069072	10.12%	0
2015	14.568452	13.684779	-6.07%	0
2014	14.729029	14.568452	-1.09%	0
2013	14.262434	14.729029	3.27%	0
2012	12.909448	14.262434	10.48%	0
2011	12.891261	12.909448	0.14%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	11.779005	14.175502	20.35%	0
2016	10.754689	11.779005	9.52%	0
2015	11.285186	10.754689	-4.70%	0
2014	10.980358	11.285186	2.78%	0
2013	7.931413	10.980358	38.44%	0
2012	7.038977	7.931413	12.68%	0
2011	8.260493	7.038977	-14.79%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	13.248872	15.126868	14.17%	0
2016	12.474112	13.248872	6.21%	0
2015	12.987607	12.474112	-3.95%	0
2014	12.184996	12.987607	6.59%	0
2013	9.117976	12.184996	33.64%	0
2012	8.488147	9.117976	7.42%	0
2011	9.097057	8.488147	-6.69%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	10.907096	12.604153	15.56%	0
2016	10.434670	10.907096	4.53%	0
2015	11.011961	10.434670	-5.24%	0
2014	10.925984	11.011961	0.79%	0
2013	8.749076	10.925984	24.88%	0
2012	7.810218	8.749076	12.02%	0
2011	8.648867	7.810218	-9.70%	0
155

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	10.628825	11.488203	8.09%	0
2016	10.384601	10.628825	2.35%	0
2015	10.882165	10.384601	-4.57%	0
2014	10.817817	10.882165	0.59%	0
2013	9.782102	10.817817	10.59%	0
2012	9.132841	9.782102	7.11%	0
2011	9.597348	9.132841	-4.84%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	10.925789	12.204892	11.71%	0
2016	10.554040	10.925789	3.52%	0
2015	11.089932	10.554040	-4.83%	0
2014	10.982246	11.089932	0.98%	0
2013	9.391116	10.982246	16.94%	0
2012	8.568574	9.391116	9.60%	0
2011	9.200540	8.568574	-6.87%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	9.911853	10.168905	2.59%	0
2016	9.822531	9.911853	0.91%	0
2015	10.259407	9.822531	-4.26%	0
2014	10.293576	10.259407	-0.33%	0
2013	10.170730	10.293576	1.21%	0
2012	9.810365	10.170730	3.67%	0
2011	10.029047	9.810365	-2.18%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	9.882078	10.939867	10.70%	0
2016	9.705444	9.882078	1.82%	0
2015	10.514243	9.705444	-7.69%	0
2014	10.660329	10.514243	-1.37%	0
2013*	10.000000	10.660329	6.60%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	9.887349	11.234246	13.62%	0
2016	9.650677	9.887349	2.45%	0
2015	10.518963	9.650677	-8.25%	0
2014	10.796745	10.518963	-2.57%	0
2013*	10.000000	10.796745	7.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	10.804552	11.878036	9.94%	0
2016	10.493890	10.804552	2.96%	0
2015	10.997415	10.493890	-4.58%	0
2014	10.903891	10.997415	0.86%	0
2013	9.596481	10.903891	13.62%	0
2012	8.855141	9.596481	8.37%	0
2011	9.399648	8.855141	-5.79%	0
156

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	10.874103	12.384612	13.89%	0
2016	10.477798	10.874103	3.78%	0
2015	11.029828	10.477798	-5.00%	0
2014	10.936912	11.029828	0.85%	0
2013	9.124221	10.936912	19.87%	0
2012	8.256535	9.124221	10.51%	0
2011	8.979341	8.256535	-8.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	10.465694	11.093204	6.00%	0
2016	10.235871	10.465694	2.25%	0
2015	10.726945	10.235871	-4.58%	0
2014	10.685569	10.726945	0.39%	0
2013	9.959493	10.685569	7.29%	0
2012	9.384396	9.959493	6.13%	0
2011	9.755401	9.384396	-3.80%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	10.243355	10.293699	0.49%	0
2016	10.113111	10.243355	1.29%	0
2015	10.578503	10.113111	-4.40%	0
2014	10.477599	10.578503	0.96%	0
2013	11.099559	10.477599	-5.60%	0
2012	10.707849	11.099559	3.66%	0
2011	10.448958	10.707849	2.48%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	10.963804	10.974027	0.09%	0
2016	10.999268	10.963804	-0.32%	0
2015	11.463444	10.999268	-4.05%	0
2014	11.332156	11.463444	1.16%	0
2013	11.995064	11.332156	-5.53%	0
2012	11.611177	11.995064	3.31%	0
2011	11.350866	11.611177	2.29%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	9.707036	11.038167	13.71%	0
2016	9.034472	9.707036	7.44%	0
2015*	10.000000	9.034472	-9.66%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	9.684198	10.633557	9.80%	0
2016	9.230199	9.684198	4.92%	0
2015*	10.000000	9.230199	-7.70%	0
157

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	18.975950	25.850475	36.23%	0
2016	18.303428	18.975950	3.67%	0
2015	22.655464	18.303428	-19.21%	0
2014	24.917607	22.655464	-9.08%	0
2013	25.724572	24.917607	-3.14%	0
2012	22.799826	25.724572	12.83%	0
2011	30.539173	22.799826	-25.34%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	9.372844	9.229455	-1.53%	0
2016	9.645307	9.372844	-2.82%	0
2015	10.011249	9.645307	-3.66%	0
2014	9.926181	10.011249	0.86%	0
2013	10.726623	9.926181	-7.46%	0
2012	10.792543	10.726623	-0.61%	0
2011	10.431755	10.792543	3.46%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	7.089037	6.866875	-3.13%	0
2016	7.348681	7.089037	-3.53%	0
2015	7.619154	7.348681	-3.55%	0
2014	7.899590	7.619154	-3.55%	0
2013	8.190344	7.899590	-3.55%	0
2012	8.492641	8.190344	-3.56%	0
2011	8.804345	8.492641	-3.54%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	6.943755	8.511568	22.58%	0
2016	7.153292	6.943755	-2.93%	0
2015	7.663515	7.153292	-6.66%	0
2014	8.003247	7.663515	-4.24%	0
2013	7.058106	8.003247	13.39%	0
2012	6.351372	7.058106	11.13%	0
2011	7.316448	6.351372	-13.19%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	7.431613	8.921838	20.05%	0
2016	7.664296	7.431613	-3.04%	0
2015	8.058425	7.664296	-4.89%	0
2014	8.906226	8.058425	-9.52%	0
2013	7.630594	8.906226	16.72%	0
2012	6.693108	7.630594	14.01%	0
2011	7.962317	6.693108	-15.94%	0
158

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	17.685981	20.204177	14.24%	0
2016	16.749222	17.685981	5.59%	0
2015	17.540871	16.749222	-4.51%	0
2014	17.322910	17.540871	1.26%	0
2013	14.114357	17.322910	22.73%	0
2012	12.626939	14.114357	11.78%	0
2011	13.626577	12.626939	-7.34%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	13.460607	14.429399	7.20%	0
2016	13.127255	13.460607	2.54%	0
2015	13.634136	13.127255	-3.72%	0
2014	13.516212	13.634136	0.87%	0
2013	12.355049	13.516212	9.40%	0
2012	11.711623	12.355049	5.49%	0
2011	12.035223	11.711623	-2.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	15.528479	17.197052	10.75%	0
2016	14.941941	15.528479	3.93%	0
2015	15.574803	14.941941	-4.06%	0
2014	15.348137	15.574803	1.48%	0
2013	13.316797	15.348137	15.25%	0
2012	12.301184	13.316797	8.26%	0
2011	12.873473	12.301184	-4.45%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	10.480075	10.683541	1.94%	0
2016	10.420413	10.480075	0.57%	0
2015	10.775460	10.420413	-3.29%	0
2014	10.753710	10.775460	0.20%	0
2013	10.635626	10.753710	1.11%	0
2012	10.485393	10.635626	1.43%	0
2011	10.560824	10.485393	-0.71%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	9.871226	10.857858	10.00%	0
2016	9.680927	9.871226	1.97%	0
2015	10.373546	9.680927	-6.68%	0
2014	10.497587	10.373546	-1.18%	0
2013*	10.000000	10.497587	4.98%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	9.925443	11.198253	12.82%	0
2016	9.620962	9.925443	3.16%	0
2015	10.385920	9.620962	-7.37%	0
2014	10.584722	10.385920	-1.88%	0
2013*	10.000000	10.584722	5.85%	0
159

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	14.275222	15.549989	8.93%	0
2016	13.812494	14.275222	3.35%	0
2015	14.369029	13.812494	-3.87%	0
2014	14.164051	14.369029	1.45%	0
2013	12.591575	14.164051	12.49%	0
2012	11.782227	12.591575	6.87%	0
2011	12.219885	11.782227	-3.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	16.292657	18.337270	12.55%	0
2016	15.570001	16.292657	4.64%	0
2015	16.261849	15.570001	-4.25%	0
2014	16.064116	16.261849	1.23%	0
2013	13.609627	16.064116	18.03%	0
2012	12.404774	13.609627	9.71%	0
2011	13.139888	12.404774	-5.59%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	12.433807	13.098464	5.35%	0
2016	12.194671	12.433807	1.96%	0
2015	12.647407	12.194671	-3.58%	0
2014	12.519558	12.647407	1.02%	0
2013	11.747411	12.519558	6.57%	0
2012	11.274390	11.747411	4.20%	0
2011	11.452163	11.274390	-1.55%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	19.845425	24.325078	22.57%	0
2016	19.911821	19.845425	-0.33%	0
2015	19.694920	19.911821	1.10%	0
2014	18.809318	19.694920	4.71%	0
2013	14.309098	18.809318	31.45%	0
2012	12.528844	14.309098	14.21%	0
2011	13.321420	12.528844	-5.95%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	9.712402	11.013170	13.39%	0
2016	9.275964	9.712402	4.71%	0
2015	9.838511	9.275964	-5.72%	0
2014*	10.000000	9.838511	-1.61%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.286029	12.074800	17.39%	0
2016	9.690113	10.286029	6.15%	0
2015	10.032636	9.690113	-3.41%	0
2014*	10.000000	10.032636	0.33%	0
160

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	26.462226	29.553480	11.68%	0
2016	22.805960	26.462226	16.03%	0
2015	24.260276	22.805960	-5.99%	0
2014	22.987728	24.260276	5.54%	0
2013	17.913285	22.987728	28.33%	0
2012	15.811381	17.913285	13.29%	0
2011	16.820233	15.811381	-6.00%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	11.315574	11.606081	2.57%	0
2016	10.797226	11.315574	4.80%	0
2015	11.527904	10.797226	-6.34%	0
2014	11.505375	11.527904	0.20%	0
2013	12.064553	11.505375	-4.63%	0
2012	11.144484	12.064553	8.26%	0
2011	10.946263	11.144484	1.81%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	8.379382	10.146954	21.09%	0
2016	8.907136	8.379382	-5.93%	0
2015	9.295932	8.907136	-4.18%	0
2014	9.770272	9.295932	-4.85%	0
2013	8.366330	9.770272	16.78%	0
2012	7.509450	8.366330	11.41%	0
2011	8.614478	7.509450	-12.83%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	11.160055	13.191073	18.20%	0
2016	11.020720	11.160055	1.26%	0
2015	12.071903	11.020720	-8.71%	0
2014	13.857487	12.071903	-12.89%	0
2013	11.868944	13.857487	16.75%	0
2012	10.514302	11.868944	12.88%	0
2011	13.041632	10.514302	-19.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	12.144438	15.215047	25.28%	0
2016	12.344494	12.144438	-1.62%	0
2015	12.410463	12.344494	-0.53%	0
2014	11.681727	12.410463	6.24%	0
2013	9.010548	11.681727	29.65%	0
2012	8.044524	9.010548	12.01%	0
2011	8.618588	8.044524	-6.66%	0
161

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	12.281317	13.548068	10.31%	0
2016	10.971574	12.281317	11.94%	0
2015	11.780346	10.971574	-6.87%	0
2014	11.079083	11.780346	6.33%	0
2013	8.506866	11.079083	30.24%	0
2012	7.501142	8.506866	13.41%	0
2011	8.281299	7.501142	-9.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	12.226007	15.039211	23.01%	0
2016	11.951023	12.226007	2.30%	0
2015	12.433980	11.951023	-3.88%	0
2014	12.429384	12.433980	0.04%	0
2013	9.297253	12.429384	33.69%	0
2012	8.408832	9.297253	10.57%	0
2011	9.123864	8.408832	-7.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	15.890388	17.449239	9.81%	0
2016	14.008784	15.890388	13.43%	0
2015	14.956084	14.008784	-6.33%	0
2014	13.251108	14.956084	12.87%	0
2013	10.125858	13.251108	30.86%	0
2012	9.024334	10.125858	12.21%	0
2011	9.578211	9.024334	-5.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	16.176456	19.449866	20.24%	0
2016	15.519574	16.176456	4.23%	0
2015	16.006138	15.519574	-3.04%	0
2014	16.184548	16.006138	-1.10%	0
2013	11.656580	16.184548	38.84%	0
2012	10.687342	11.656580	9.07%	0
2011	11.176197	10.687342	-4.37%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	25.681294	26.940603	4.90%	0
2016	21.194737	25.681294	21.17%	0
2015	23.449934	21.194737	-9.62%	0
2014	22.772448	23.449934	2.98%	0
2013	16.861332	22.772448	35.06%	0
2012	14.532459	16.861332	16.03%	0
2011	15.935416	14.532459	-8.80%	0
162

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	23.897838	26.094637	9.19%	0
2016	20.217034	23.897838	18.21%	0
2015	21.366231	20.217034	-5.38%	0
2014	22.030319	21.366231	-3.01%	0
2013	16.250682	22.030319	35.57%	0
2012	14.623512	16.250682	11.13%	0
2011	16.094805	14.623512	-9.14%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	16.521296	19.163062	15.99%	0
2016	15.408309	16.521296	7.22%	0
2015	15.870455	15.408309	-2.91%	0
2014	14.715712	15.870455	7.85%	0
2013	11.665293	14.715712	26.15%	0
2012	10.624451	11.665293	9.80%	0
2011	10.973205	10.624451	-3.18%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	11.431580	11.704422	2.39%	0
2016	11.057326	11.431580	3.38%	0
2015	12.152251	11.057326	-9.01%	0
2014	9.796695	12.152251	24.04%	0
2013	9.890258	9.796695	-0.95%	0
2012	8.872581	9.890258	11.47%	0
2011	8.666395	8.872581	2.38%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	13.144038	15.369966	16.93%	0
2016	12.232365	13.144038	7.45%	0
2015	12.564145	12.232365	-2.64%	0
2014	11.520034	12.564145	9.06%	0
2013*	10.000000	11.520034	15.20%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	8.593801	8.420437	-2.02%	0
2016	8.692624	8.593801	-1.14%	0
2015	9.043443	8.692624	-3.88%	0
2014	9.330226	9.043443	-3.07%	0
2013	9.663465	9.330226	-3.45%	0
2012	9.679032	9.663465	-0.16%	0
2011	9.905720	9.679032	-2.29%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	13.350660	14.704376	10.14%	0
2016	11.450683	13.350660	16.59%	0
2015	12.481602	11.450683	-8.26%	0
2014	12.377684	12.481602	0.84%	0
2013*	10.000000	12.377684	23.78%	0
163

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	11.792315	13.959252	18.38%	0
2016	12.090389	11.792315	-2.47%	0
2015	13.044756	12.090389	-7.32%	0
2014	14.724731	13.044756	-11.41%	0
2013	12.712081	14.724731	15.83%	0
2012	11.024181	12.712081	15.31%	0
2011	13.051356	11.024181	-15.53%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	22.193976	26.667153	20.15%	0
2016	22.089310	22.193976	0.47%	0
2015	22.676896	22.089310	-2.59%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	7.652064	7.446924	-2.68%	0
2016	7.837366	7.652064	-2.36%	0
2015	8.110936	7.837366	-3.37%	0
2014	8.358488	8.110936	-2.96%	0
2013	8.613032	8.358488	-2.96%	0
2012	8.537704	8.613032	0.88%	0
2011	8.825607	8.537704	-3.26%	0
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	19.537414	22.319233	14.24%	0
2016	18.436249	19.537414	5.97%	0
2015	19.203885	18.436249	-4.00%	0
2014	18.037990	19.203885	6.46%	0
2013	13.590843	18.037990	32.72%	0
2012	12.698092	13.590843	7.03%	0
2011	13.582985	12.698092	-6.51%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	21.004482	27.620337	31.50%	0
2016	21.809767	21.004482	-3.69%	0
2015	21.811603	21.809767	-0.01%	0
2014	22.158911	21.811603	-1.57%	0
2013	18.091058	22.158911	22.49%	0
2012	15.509088	18.091058	16.65%	0
2011	17.578003	15.509088	-11.77%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	9.257787	9.469118	2.28%	0
2016	9.031722	9.257787	2.50%	0
2015	9.603516	9.031722	-5.95%	0
2014	9.714945	9.603516	-1.15%	0
2013	10.109660	9.714945	-3.90%	0
2012*	10.000000	10.109660	1.10%	0
164

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.301471	10.125375	21.97%	0
2016	8.846394	8.301471	-6.16%	0
2015	8.895763	8.846394	-0.55%	0
2014*	10.000000	8.895763	-11.04%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	18.105354	20.369987	12.51%	0
2016	16.864360	18.105354	7.36%	0
2015	16.958242	16.864360	-0.55%	0
2014	15.925987	16.958242	6.48%	0
2013	12.562340	15.925987	26.78%	0
2012	11.170376	12.562340	12.46%	0
2011	11.617214	11.170376	-3.85%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	25.990935	28.558477	9.88%	0
2016	22.898045	25.990935	13.51%	0
2015	25.281686	22.898045	-9.43%	0
2014	23.476145	25.281686	7.69%	0
2013	17.308271	23.476145	35.64%	0
2012	15.251762	17.308271	13.48%	0
2011	16.198068	15.251762	-5.84%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	9.336446	10.210883	9.37%	0
2016	8.572711	9.336446	8.91%	0
2015	9.787721	8.572711	-12.41%	0
2014	10.102060	9.787721	-3.11%	0
2013	10.462469	10.102060	-3.44%	0
2012*	10.000000	10.462469	4.62%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	9.822907	10.401814	5.89%	0
2016	8.994932	9.822907	9.20%	0
2015	9.551932	8.994932	-5.83%	0
2014*	10.000000	9.551932	-4.48%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	9.284925	9.917620	6.81%	0
2016	9.354137	9.284925	-0.74%	0
2015	10.448130	9.354137	-10.47%	0
2014	10.800167	10.448130	-3.26%	0
2013	11.984716	10.800167	-9.88%	0
2012	11.809143	11.984716	1.49%	0
2011	11.292208	11.809143	4.58%	0
165

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	9.599524	9.375607	-2.33%	0
2016	9.823663	9.599524	-2.28%	0
2015	10.164012	9.823663	-3.35%	0
2014	10.459849	10.164012	-2.83%	0
2013	10.870085	10.459849	-3.77%	0
2012	10.658398	10.870085	1.99%	0
2011	10.939363	10.658398	-2.57%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	9.959863	9.828703	-1.32%	0
2016*	10.000000	9.959863	-0.40%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	9.456255	9.560839	1.11%	0
2016	9.556444	9.456255	-1.05%	0
2015	9.875038	9.556444	-3.23%	0
2014	9.828885	9.875038	0.47%	0
2013	10.404262	9.828885	-5.53%	0
2012	9.852234	10.404262	5.60%	0
2011*	10.000000	9.852234	-1.48%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.093433	10.93%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.232718	12.921098	26.27%	0
2016*	10.000000	10.232718	2.33%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	12.791517	15.618633	22.10%	0
2016	13.594608	12.791517	-5.91%	0
2015	14.075371	13.594608	-3.42%	0
2014	15.654667	14.075371	-10.09%	0
2013	12.673057	15.654667	23.53%	0
2012	10.778319	12.673057	17.58%	0
2011	13.452903	10.778319	-19.88%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	23.980307	29.448155	22.80%	0
2016	27.844494	23.980307	-13.88%	0
2015	25.668394	27.844494	8.48%	0
2014	20.280170	25.668394	26.57%	0
2013	13.969480	20.280170	45.17%	0
2012	11.057011	13.969480	26.34%	0
2011	10.384574	11.057011	6.48%	0
166

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	6.955795	6.577299	-5.44%	0
2016	5.028161	6.955795	38.34%	0
2015	7.855046	5.028161	-35.99%	0
2014	10.098389	7.855046	-22.21%	0
2013	9.492786	10.098389	6.38%	0
2012*	10.000000	9.492786	-5.07%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.094847	6.727495	-5.18%	0
2016	5.118069	7.094847	38.62%	0
2015	7.973976	5.118069	-35.82%	0
2014	10.220479	7.973976	-21.98%	0
2013	9.586811	10.220479	6.61%	0
2012*	10.000000	9.586811	-4.13%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	18.403171	22.342240	21.40%	0
2016	17.706906	18.403171	3.93%	0
2015	18.903742	17.706906	-6.33%	0
2014	19.974880	18.903742	-5.36%	0
2014	19.974880	18.903742	-5.36%	0
2013	13.785051	19.974880	44.90%	0
2012	13.250773	13.785051	4.03%	0
2011	14.399537	13.250773	-7.98%	0
167

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
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IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court’s interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover within the 1-year period between the individual’s traditional IRAs, and vice versa. The IRS began applying this new interpretation to any IRA rollover distribution that occurs on or after January 1, 2015.
Direct transfers IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax. However, a rollover or conversion of an amount from an IRA or eligible retirement plan after December 31, 2017 cannot be recharacterized back to an IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
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Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept
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applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
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Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period has passed. The five taxable-year period begins with the first taxable year in which a contribution is made to any Roth IRA established for the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
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A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner’s investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
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Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered a marriage for federal tax purposes. The final regulations definition of marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. The regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for
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federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couples place of domicile. Also a marriage entered into in a foreign jurisdiction will be recognized for federal tax purposes if that marriage would be recognized in at least one state, possession, or territory of the US.
Finally, the regulations adopts Rev. Proc. 2013-17 holding that relationships entered into as civil unions, or registered domestic partnerships that is not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to withholding rates established by Section 3405 of the Code and is applied against the amount of income that is distributed.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
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FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (single, head of household with qualifying person, or qualifying widow(er) with dependent child). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2018, that amount is $12,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
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Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
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Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
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If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death. Such distributions must begin on or before the later of (a) the end of the calendar year immediately following the calendar year in which the contract owner died; or (b) the end of the calendar year in which the contract owner would have attained 70½;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter. Such distributions must begin on or before the end of the calendar year immediately following the calendar year in which the contract owner died; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.
If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
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Tax Changes
The foregoing tax information is based on Nationwide’s understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial advisor for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Code, including the following:
•	generally lowering federal income tax rates;
•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;
•	increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
•	for persons dying after 2009, repealing the estate tax.
In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that expanded the portability of various retirement plans. However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation. The American Taxpayer Relief Act (ATRA) was enacted on January 1, 2013 and made permanent the lower federal income tax rates established under EGTRRA, except for individuals with taxable income above $400,000 ($450,000 for married couples) whose tax rate will revert to the pre-EGTRRA tax rate of 39.6%. ATRA also permanently provides for a maximum federal estate tax rate of 40% with an annually inflation-adjusted $5 million exclusion for estates of persons dying after December 31, 2012. Consult a qualified tax or financial advisor for further information relating to these and other tax issues.
H.R. 1, the Tax Cuts and Jobs Act (the "Act") was enacted on December 22, 2017. The Act made numerous changes to the Code effective January 1, 2018, including the following:
•	Lowered the federal individual and corporate income tax rates;
•	Doubled the federal estate and gift tax exclusion amount to $10 million;
•	Eliminated the ability to recharacterize the rollover or conversion of amounts from IRAs or eligible retirement plans to a Roth IRA.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.
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Nationwide Heritage Annuity
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-II
The date of this prospectus is May 1, 2018.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2018), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 99. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less. Additionally, with respect to the Extra Value Option, the cost of electing the option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
The Sub-Accounts offered through this contract invest in the underlying mutual funds listed below. For a complete list of underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, refer to Appendix A: Underlying Mutual Fund Information. For more information on the underlying mutual funds, refer to the prospectus for the underlying mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, Contract Owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II

•	American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
•	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
•	Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2
•	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
•	Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares
•	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
•	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
•	Guggenheim Variable Funds - Multi-Hedge Strategies
•	Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
•	Janus Henderson VIT Global Technology Portfolio: Service Shares
•	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
•	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
•	MFS® Variable Insurance Trust - MFS Value Series: Service Class
•	MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
•	Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II
•	Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
2

•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
•	Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I
•	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S
•	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares
•	PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
•	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S
•	Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2
•	Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
Purchase payments not allocated to the underlying mutual funds may be allocated to the Fixed Account and/or the Guaranteed Term Options.
3

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Annuity Option.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Current Income Benefit Base – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, it is equal to the Original Income Benefit Base adjusted throughout the life of the contract to account for subsequent purchase payments, excess withdrawals, and reset opportunities. This amount is multiplied by the Lifetime Withdrawal Percentage to arrive at the Lifetime Withdrawal Amount for any given year.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature. Guaranteed Term Option is referred to as Target Term Option in certain state jurisdictions.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Lifetime Withdrawal – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, it is a withdrawal of all or a portion of the Lifetime Withdrawal Amount.
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Lifetime Withdrawal Amount – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, the maximum amount that can be withdrawn between Contract Anniversaries without reducing the Current Income Benefit Base. It is calculated annually, on each Contract Anniversary, by multiplying the Current Income Benefit Base by the Lifetime Withdrawal Percentage.
Lifetime Withdrawal Percentage – An age-based percentage used to determine the Lifetime Withdrawal Amount under the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider. The applicable percentage is multiplied by the Current Income Benefit Base to arrive at the Lifetime Withdrawal Amount for any given year.
Monthly Contract Anniversary – Each recurring one-month anniversary of the date the contract was issued.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Original Income Benefit Base – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, the initial benefit base calculated on the date the option is elected, which is equal to the Contract Value.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options. All references in this prospectus to Guaranteed Term Options will also mean Target Term Options (in applicable jurisdictions).
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code. The Tax Sheltered Annuities sold under this prospectus are not available in connection with investment plans that are subject to ERISA.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
5

Variable Account – Nationwide Variable Account-II, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
6

7

Table of Contents (continued)
8

Table of Contents (continued)
9

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7% [1]
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum Loan Processing Fee	$25 [2]
Maximum Premium Tax Charge	5% [3]

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Maximum Annual Contract Maintenance Charge	$30 [4]
Annual Loan Interest Charge	2.25% [5]
Variable Account Annual Expenses (assessed as an annualized rate of total Variable Account charges as a percentage of the Daily Net Assets)[6]
Mortality and Expense Risk Charge	0.90%
Administrative Charge	0.20%
Death Benefit Options (an applicant may purchase one)
One-Year Enhanced Death Benefit II Option	0.15% [7]
Total Variable Account Charges (including this option only)	1.25%
One-Year Enhanced Death Benefit Option (available until September 1, 2004 or until state approval is received for the One-Year Enhanced Death Benefit II Option)	0.10%
Total Variable Account Charges (including this option only)	1.20%
One-Month Enhanced Death Benefit II Option	0.35% [8]
Total Variable Account Charges (including this option only)	1.45%
One-Month Enhanced Death Benefit Option (available until September 1, 2004 or until state approval is received for the One-Month Enhanced Death Benefit II Option)	0.30%
Total Variable Account Charges (including this option only)	1.40%
Combination Enhanced Death Benefit II Option	0.45% [9]
Total Variable Account Charges (including this option only)	1.55%
Combination Enhanced Death Benefit Option (available until September 1, 2004 or until state approval is received for the Combination Enhanced Death Benefit II Option)	0.40% [10]
Total Variable Account Charges (including this option only)	1.50%
Spousal Protection Annuity Option	0.20%
Total Variable Account Charges (including this option only)	1.30%
Beneficiary Protector II Option	0.35% [11]
Total Variable Account Charges (including this option only)	1.45%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.35%.
Extra Value Option	0.45% [12]
Total Variable Account Charges (including this option only)	1.55%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45%.

Capital Preservation Plus Lifetime Income Option	1.00% [13]
Total Variable Account Charges (including this option only)	2.10%
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Recurring Contract Expenses
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of no more than 1.00% by decreasing the interest credited to amounts allocated to the Guaranteed Term Options/Target Term Options.

Capital Preservation Plus Option (no longer available for purchase)	0.50%
Total Variable Account Charges (including this option only)	1.60%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50% by decreasing the interest credited to amounts allocated to the Guaranteed Term Options/Target Term Options.

Additional Optional Riders with charges assessed annually as a percentage of Current Income Benefit Base[14]:
Nationwwide Lifetime Income Riders (an applicant may purchase one):
5% Nationwide Lifetime Income Rider (only available in NY)	1.00% [15]
7% Nationwide Lifetime Income Rider (not available in NY)	1.00% [16]
10% Nationwide Lifetime Income Rider	1.20% [17]
Joint Options for the Nationwide Lifetime Income Riders (an applicant may purchase one only if the corresponding Lifetime Income Option is elected):
Joint Option for the 5% Nationwide Lifetime Income Rider (only available in NY)	0.15%
Joint Option for the 7% Nationwide Lifetime Income Rider (not available in NY)	0.15%
Joint Option for the 10% Nationwide Lifetime Income Rider (not available in NY)	0.30% [18]

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses (maximum of mutually exclusive options)
Mortality and Expense Risk Charge (applicable to all contracts)	0.90%
Administrative Charge (applicable to all contracts)	0.20%
Combination Enhanced Death Benefit II Option	0.45%
Spousal Protection Annuity Option	0.20%
Beneficiary Protector II Option	0.35%
3% Extra Value Option	0.45%
10% Nationwide Lifetime Income Rider	1.20% [19]
Joint Option for the 10% Nationwide Lifetime Income Rider	0.30% [19]
Maximum Possible Total Variable Account Charges	4.05% [20]

[1]	Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:
•	10% of the net difference of purchase payments that are subject to CDSC minus purchase payments withdrawn that were subject to CDSC; or
•	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. The Internal Revenue Code may impose restrictions on withdrawals from contracts issued as Tax Sheltered Annuities.
[2]	Nationwide will assess a Loan Processing Fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a Loan Processing Fee.
[3]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[4]	The Contract Maintenance Charge is deducted annually from all contracts containing less than $50,000 on each Contract Anniversary. This charge is permanently waived for any contract valued at $50,000 or more on any Contract Anniversary.
[5]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
[6]	These charges apply only to Sub-Account allocations. They do not apply to allocations made to the Fixed Account or to the Guaranteed Term Options. They are charged on a daily basis at the annualized rate noted above.
[7]	The One-Year Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application.
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[8]	The One-Month Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application.
[9]	The Combination Enhanced Death Benefit II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
[10]	The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application.
[11]	The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
[12]	Nationwide will discontinue deducting the charge associated with the Extra Value Option seven years from the date the contract was issued. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected the Extra Value Option.
[13]	For contracts issued on or after September 15, 2008 or the date of state approval (whichever is later), the current Variable Account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.75%. For contracts issued before September 15, 2008 or the date of state approval (whichever is later), the current Variable Account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.60%.
[14]	For information about how the Current Income Benefit Base is calculated, see Determination of the Income Benefit Base Prior to the First Surrender.
[15]	Currently, the charge associated with the 5% Nationwide Lifetime Income Rider is equal to 0.85% of the Current Income Benefit Base.
[16]	Currently, the charge associated with the 7% Nationwide Lifetime Income Rider is equal to 0.95% of the Current Income Benefit Base.
[17]	Currently, the charge associated with the 10% Nationwide Lifetime Income Rider is equal to 1.00% of the Current Income Benefit Base.
[18]	Currently, the charge associated with the Joint Option for the 10% Nationwide Lifetime Income Rider is 0.20% of the Current Income Benefit Base.
[19]	This charge is a percentage of the Current Income Benefit Base. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
[20]	The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.05% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2017, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.40%	2.61%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes which, if reflected, would result in higher expenses.
The Example assumes:
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•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the maximum Contingent Deferred Sales Charge;
•	a $30 Contract Maintenance Charge expressed as a percentage of the average contract account size; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (4.05%)[1].
For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (2.61%)	$1,431	$2,642	$3,789	$6,594	*	$2,142	$3,489	$6,594	$731	$2,142	$3,489	$6,594
Minimum Total Underlying Mutual Fund Operating Expenses (0.40%)	$1,199	$1,996	$2,794	$4,990	*	$1,496	$2,494	$4,990	$499	$1,496	$2,494	$4,990
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
[1]	The total Variable Account charges associated with the most expensive combination of optional benefits may be higher or lower than 4.05% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Flexible Premium Deferred Variable Annuity Contracts.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities (Non-ERISA)
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
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Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. The minimum initial purchase payment for Charitable Remainder Trusts is $5,000. For all other contract types the minimum initial purchase payment is $3,000.A Contract Owner will meet the minimum initial purchase payment requirement if purchase payments equal to the required minimum are made over the course of the first Contract Year.The minimum subsequent purchase payment is $500. However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $50.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on initial and subsequent purchase payment requirements in a particular state.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Some optional benefits may restrict the Contract Owner's ability to make subsequent purchase payments.
Credits applied to the contract cannot be used to meet the minimum purchase payment requirements.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Annuitization. Annuity payment options will be limited if the Contract Owner submits total purchase payments in excess of $2,000,000. Furthermore, if the amount to be annuitized is greater than $5,000,000, Nationwide may limit both the amount that can be annuitized on a single life and the annuity payment options (see Annuity Payment Options).
Death Benefit Calculations. Purchase payments up to $3,000,000 may result in a higher death benefit payment than purchase payments in excess of $3,000,000 (see Death Benefit Calculations).
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Subsequent Purchase Payments. If the Contract Owner elects the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 per calendar year.
Credits on Purchase Payments
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount
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returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. After the end of the contractual free look period, all PPCs are fully vested and not subject to recapture.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.90% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $30 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
Spousal Protection Annuity Option
A Spousal Protection Annuity Option is available under the contract at the time of application, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse. Once elected, the Spousal Protection Annuity Option is irrevocable. If an applicant elects the Spousal Protection Annuity Option, Nationwide will deduct an additional charge at an annualized rate of 0.20% of the Daily Net Assets. For contracts that elected the Spousal Protection Annuity Option prior to September 1, 2004 (or prior to state approval of the price increase), the charge for the Spousal Protection Annuity Option is an annualized rate of 0.10% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. The Spousal Protection Annuity Option is not available for contracts issued as Charitable Remainder Trusts. Nationwide may realize a profit from the charge assessed for this option.
Death Benefit Options
The contract contains a standard death benefit (the greatest of (i) Contract Value, (ii) net purchase payments, or (iii) the highest Contract Value on any five-year Contract Anniversary before the Annuitant's 86th birthday) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Year Enhanced Death Benefit II Option is availablefor contracts with Annuitants age 80 or younger at the time of application. The charge for this option is equal to 0.15% of the Daily Net Assets.
•	The One-Year Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.10% of the Daily Net Assets. The One-Year Enhanced Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit II Option.
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•	The One-Month Enhanced Death Benefit II Option is available for contracts with Annuitants age 80 or younger at the time of application. The charge for this option is equal to 0.35% of the Daily Net Assets.
•	The One-Month Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.30% of the Daily Net Assets. The One-Month Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit II Option.
•	The Combination Enhanced Death Benefit II Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.45% of the Daily Net Assets.
•	The Combination Enhanced Death Benefit Option is available for contracts with Annuitants age 80 or younger at the time of application. The charge for this option is equal to 0.40% of the Daily Net Assets. This option is only available until state approval is received for the Combination Enhanced Death Benefit II Option.
Extra Value Option
An Extra Value Option is available under the contract at the time of application. If the applicant elects the Extra Value Option, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force. In exchange, Nationwide will deduct an additional charge at an annualized rate of 0.45% of the Daily Net Assets. Nationwide will discontinue deducting this charge seven years from the date the contract was issued.
Additionally, allocations made to the Fixed Account and the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45%.
Beneficiary Protector II Option
An applicant may elect the Beneficiary Protector II Option at the time of application. This option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds. This option is only available for contracts with Annuitants age 75 or younger at the time of application. If the applicant elects the Beneficiary Protector II Option, Nationwide will deduct an additional charge at an annualized rate of 0.35% of the Daily Net Assets. Additionally, allocations made to the Fixed Account and the Guaranteed Term Options will be assessed a fee of 0.35%.
Capital Preservation Plus Option
The Capital Preservation Plus Option is no longer available for election under the contract and has been replaced with the Capital Preservation Plus Lifetime Income Option effective March 1, 2005 (or thereafter upon state approval of the Capital Preservation Plus Lifetime Income Option). For contracts with the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate of 0.50% of the Daily Net Assets. Additionally, allocations made to the GTOs will be assessed a fee of 0.50%.
Capital Preservation Plus Lifetime Income Option
The Capital Preservation Plus Lifetime Income Option is only available under the contract at the time of application for contracts issued prior to January 12, 2009. After January 12, 2009, the Capital Preservation Plus Lifetime Income Option is only available to those Contract Owners that previously elected the Capital Preservation Plus Option. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be age 35 or older at the time of application. Capital Preservation Plus Lifetime Income Option is not available if a Nationwide Lifetime Income Rider is elected.
If the Capital Preservation Plus Lifetime Income Option is elected, Nationwide will deduct an additional charge at an annualized rate not to exceed 1.00% of the Daily Net Assets. Additionally, allocations to the Guaranteed Term Options will be assessed a fee of not more than 1.00%.
•	For contracts issued on or after September, 15, 2008 or the date of state approval (whichever is later), the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets and the Guaranteed Term Option charge is equal to 0.75%.
•	For contracts issued before September 15, 2008 or the date of state approval (whichever is later), the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets and the Guaranteed Term Option charge is equal to 0.60%.
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10% Nationwide Lifetime Income Rider (formerly the 10% Lifetime Income Option)
The 10% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 10% annually for each of those 10 years. The 10% Nationwide Lifetime Income Rider is available under the contract at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The 10% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider or the Capital Preservation Plus Lifetime Income Option.
If the 10% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.20% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the 10% Nationwide Lifetime Income Rider is 1.00% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 10% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide’s General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability. The cost of the 10% Nationwide Lifetime Income Rider may exceed the benefit.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 7% annually for each of those 10 years. Upon state approval of the 10% Nationwide Lifetime Income Rider, the 7% Nationwide Lifetime Income Rider will no longer be available for election. The 7% Nationwide Lifetime Income Rider is not available in the State of New York. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The 7% Nationwide Lifetime Income Rider may not be elected if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider or the Capital Preservation Plus Lifetime Income Option.
If the 7% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the 7% Nationwide Lifetime Income Rider is 0.95% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 7% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide’s General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability. The cost of the 7% Nationwide Lifetime Income Rider may exceed the benefit.
5% Nationwide Lifetime Income Rider (formerly the 5% Lifetime Income Option)
The 5% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 5% annually for each of those 10 years. For contracts issued in the State of New York, the 5% Nationwide Lifetime Income Rider is available under the contract at the time of application. For contracts issued before May 1, 2007, the 5% Nationwide Lifetime Income Rider is available for
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election at anytime. For all other contracts, the 5% Nationwide Lifetime Income Rider is not available for election. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The 5% Nationwide Lifetime Income Rider may not be elected if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider or the Capital Preservation Plus Lifetime Income Option.
If the 5% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.85% of the Current Income Benefit Base. The charge is deducted on each anniversary of the date the option was elected and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 5% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide’s General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability. The cost of the 5% Nationwide Lifetime Income Rider may exceed the benefit.
Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)
The Joint Option for the 10% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 10% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 10% Nationwide Lifetime Income Rider is elected. The Joint Option for the 10% Nationwide Lifetime Income Rider is not available for contracts issued in the State of New York.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.30% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.20% of the Current Income Benefit Base. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 10% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
The Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 7% Nationwide Lifetime Income Rider is elected. The Joint Option is not available in the State of New York.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.15% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 7% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)
The Joint Option for the 5% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 5% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available in the State of New York.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.15% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 5% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
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Charges for Optional Benefits
Generally, the charges associated with optional benefits are only assessed prior to annuitization. However, certain optional benefits will assess the charge for a specified duration, even if the contract is annuitized:
•	The charge for the Extra Value Option will be assessed for seven years from the date the contract was issued.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Five-Year Enhanced Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Purchase Payment Credits, Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Purchase Payment Credits, Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value). Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
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Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, Nationwide does not intend to file periodic reports as required under the 1934 Act.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-II is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Fund Information. Nationwide established the Variable Account on October 7, 1981 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
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The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
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No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered Nationwide’s contractual obligations to the Contract Owner will continue.
Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account’s assets are held separately from Nationwide’s other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide’s General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide’s claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
Target Term Options
Due to certain state requirements, in some states, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option. Target Term Options are not available separate from the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option.
For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.
All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
GTO Charges Assessed for Certain Optional Benefits
For contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Guaranteed Term Options by reducing the guaranteed rate of return. Consequently, the charge assessed for the optional benefit will result in a lower guaranteed rate of return (reduced by the amount of the charge).
•	The Beneficiary Protector II Option has a GTO charge equal to 0.35%.
•	The Capital Preservation Plus Option has a GTO charge equal to 0.50%.
•	The Capital Preservation Plus Option has a GTO charge that will not exceed 1.00%. For contracts issued on or after the later of September 15, 2008, or the date of state approval (which ever comes last), the current GTO charge is 0.75%. For contracts issued before September 15, 2008, or the date of state approval (whichever comes last), the current GTO charge is 0.60%.
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•	The Extra Value Option has a GTO charge equal to 0.45% for the first seven Contract Years.
The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account. The General Account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. Nationwide also reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guaranteed period. State law requires Nationwide to reserve the right to postpone payment or transfer out of the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. The Fixed Account may not be available in every state.
Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Extra Value Option is elected. These restrictions may be imposed at Nationwide’s sole discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner’s Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide’s sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments Purchase Payment Credits, and Extra Value Option credits allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
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For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Fixed Account Charges Assessed for Certain Optional Benefits
All interest rates credited to the Fixed Account will be determined as previously described. However, for contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in a lower credited interest rate (reduced by the amount of the charge).
•	The Beneficiary Protector II Option has a Fixed Account charge equal to 0.35%.
•	The Extra Value Option has a Fixed Account charge equal to 0.45% for the first seven Contract Years.
Even if the credited interest rate is reduced by an optional benefit charge, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a purchase payment and/or block a Contract Owner’s account and thereby refuse to process any request for transfers, withdrawals, surrenders, loans or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
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Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, age issuance limitations, availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
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Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Identification of Underlying Mutual Funds);
•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s interpretation thereof;
•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 7.00% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products. For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some
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cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year end December 31, 2017, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or subadvisers), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
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There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.90% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $30 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract.
This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
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The deduction of the Contract Maintenance Charge will be taken proportionally from each Sub-Account, the Fixed Account, and the GTOs based on the value in each option as compared to the total Contract Value.
Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Annuity Option are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Annuity Option. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greatest of:
(1)	10% of the net difference of purchase payments that are subject to CDSC minus purchase payments previously withdrawn that were subject to CDSC;
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
(3)	for those contracts with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, withdrawals up to the annual benefit amount.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit; or
(3)	from any values which have been held under a contract for at least seven years.
No CDSC applies to transfers between or among the various investment options in the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw the greater of (i) the amount available under the CDSC-free withdrawal privilege described above, and (ii) the difference between:
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(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The contract includes a Long-Term Care/Nursing Home and Terminal Illness Waiver at no additional charge. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
One-Year Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit II Option. The One-Year Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
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If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
One-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. The One-Year Enhanced Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit II Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
One-Month Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.35% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit II Option. The One-Month Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
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If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
One-Month Enhanced Death Benefit
For an additional charge at an annualized rate of 0.30% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. The One-Month Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit II Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
Combination Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.45% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit II Option. The Combination Enhanced Death Benefit II Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the
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option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
Combination Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.40% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option is only available until state approval is received for the Combination Enhanced Death Benefit II Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
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If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
Spousal Protection Annuity Option
A Spousal Protection Annuity Option is available under the contract at the time of application, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse. Once elected, the Spousal Protection Annuity Option is irrevocable. If an applicant elects the Spousal Protection Annuity Option, Nationwide will deduct an additional charge at an annualized rate of 0.20% of the Daily Net Assets. For contracts that elected the Spousal Protection Annuity Option prior to September 1, 2004 (or prior to state approval of the price increase), the charge for the Spousal Protection Annuity Option is an annualized rate of 0.10% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. The Spousal Protection Annuity Option is not available for contracts issued as Charitable Remainder Trusts. Nationwide may realize a profit from the charge assessed for this option.
The benefit associated with the Spousal Protection Annuity Option will be applied if the following conditions are met:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Annuity Option terminates and the Contract Owner is not permitted to cover a subsequent spouse.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Annuity Option are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Annuity Option. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
The Spousal Protection Annuity Option may not apply if certain changes to the parties or assignments are made to the contract. Further, not only will the Contract Owner not receive the benefit associated with the Spousal Protection Annuity Option if certain changes to the parties to the contract or assignments are made, but he/she must continue to pay any
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applicable charge for the life of the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their registered representative to determine how the changes impact the Spousal Protection Annuity Option.
Extra Value Option
Applicants should be aware of the following prior to electing an Extra Value Option:
•	Nationwide may make a profit from the Extra Value Option charge.
•	Because the Extra Value Option charge will be assessed against the entire Contract Value for the first seven Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial advisor regarding its desirability.
•	Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early withdrawals, including revocation of the contract during the contractual free-look period.
•	If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of Contract Value available for withdrawal.
•	The cost of the Extra Value Option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
•	Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected an Extra Value Option. These restrictions may be imposed at Nationwide’s discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
An Extra Value Option may not be elected if either the CPPLI Option or a Nationwide Lifetime Income Rider is elected.
Applicants can elect the Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract for the first 12 months the contract is in force. The Extra Value Option must be elected at the time of application, and the option is irrevocable. This credit, which is funded from Nationwide’s General Account, will be allocated among the investment options in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.45% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation.
In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.45%.
After the end of seven Contract Years, Nationwide will discontinue assessing the charges associated with the Extra Value Option and the amount credited under this option will be fully vested.
Recapture of Extra Value Option Credits
Nationwide will recapture amounts credited to the contract in connection with an Extra Value Option if:
(a)	the Contract Owner cancels the contract pursuant to the free look provision;
(b)	the Contract Owner takes a full withdrawal before the end of seven Contract Years; or
(c)	the Contract Owner takes a partial withdrawal that is subject to a CDSC.
Some state jurisdictions require a reduced recapture schedule. Refer to the contract for state specific information.
Contract Owners should carefully consider the consequences of taking a withdrawal that subjects part or all of the credit to recapture. If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for withdrawal. In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the Contract Value.
Nationwide will not recapture credits under the Extra Value Option under the following circumstances:
•	If the withdrawal is not subject to a CDSC;
•	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
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•	If the withdrawal occurs after seven Contract Years.
Recapture Resulting from Exercising Free-Look Privilege
If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.
Recapture Resulting from a Full Withdrawal
If the Contract Owner takes a full withdrawal of the contract before the end of seven Contract Years, Nationwide will recapture the entire amount credited to the contract under the option.
Recapture Resulting from a Partial Withdrawal
If the Contract Owner takes a partial withdrawal before the end of seven Contract Years that is subject to CDSC, Nationwide will recapture a proportional part of the amount credited to the contract under this option.
Beneficiary Protector II Option
The Beneficiary Protector II Option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with the payment of the death benefit proceeds. Nationwide makes no assurances that the benefit associated with this option will offset all taxes. In addition, the Beneficiary Protector II Option will not provide a benefit if there are no earnings in connection with the payment of the death benefit proceeds. Consult a qualified tax advisor.
The amount of the benefit depends on the Annuitant’s age at the time of application and, if applicable, the Co-Annuitant’s age at the time of the first Annuitant’s death.
The charge associated with the Beneficiary Protector II Option is equal to an annualized rate of 0.35% of the Daily Net Assets, calculated and deducted daily as part of the Accumulation Unit value calculation. In addition, allocations to the Fixed Account and the Guaranteed Term Options will be assessed a fee of 0.35%. The charge will be assessed until the earlier of annuitization or after all applicable benefits have been credited to the contract, as described below. Nationwide may realize a profit from the charge assessed for this option. The Beneficiary Protector II Option must be elected at the time of application, and the option is irrevocable. The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
After the death of the last surviving Annuitant or after all applicable benefits have been credited to the contract, the charge associated with the Beneficiary Protector II Option will be removed and the beneficiary may:
(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant’s surviving spouse, continue the contract as the Contract Owner or new beneficial Contract Owner, and subject to any mandatory distribution rules.
Calculation of the First Benefit
The formula for determining the first benefit, which is paid upon the first Annuitant’s death, is as follows:
Earnings Percentage x Adjusted Earnings
If the Annuitant is age 70 or younger at the time of application, the Earnings Percentage will be 40%. If the Annuitant is age 71 through age 75 at the time of application, the Earnings Percentage will be 25%.
Adjusted Earnings = (a) – (b); where:
a	=	the Contract Value on the date the death benefit is calculated and prior to any death benefit calculation; and
b	=	purchase payments, proportionally adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
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There is a limit on the amount of Adjusted Earnings used in the first benefit calculation.
Maximum Adjusted Earnings = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Annuitant’s death (if there are Co-Annuitants, then the date of death of the first Co-Annuitant to die) proportionally adjusted for any and all withdrawals taken before the Annuitant’s death.
If there is no Co-Annuitant named, the benefit will be paid in addition to the death benefit.
If there is a Co-Annuitant named, the benefit will be credited to the contract. The Beneficiary Protector II Option will remain on the contract (including the associated charge) until the death of the Co-Annuitant.
Calculation of the Second Benefit
If a Co-Annuitant is named under the contract, a second benefit will be paid upon the death of the Co-Annuitant if the Co-Annuitant is age 75 or younger at the date of the first Annuitant’s death. If the Co-Annuitant is older than age 75 at the date of the first Annuitant’s death, no second benefit will be paid and the charge associated with the Beneficiary Protector II Option will be removed.
The calculation of the second benefit will be based on earnings to the contract after the first benefit was calculated. The formula for calculating the second benefit is as follows:
Earnings Percentage x Adjusted Earnings from the Date of the First Benefit
If the Co-Annuitant is age 70 or younger at the time of the first Annuitant’s death, the Earnings Percentage will be 40%. If the Co-Annuitant is age 71 through age 75 at the time of the first Annuitant’s death, the Earnings Percentage will be 25%.
Adjusted Earnings from the Date of the First Benefit = (a) – (b) – (c), where:
a	=	Contract Value on the date the second death benefit is calculated (before the second death benefit is calculated);
b	=	the Contract Value on the date the first benefit and the first death benefit were calculated (after the first benefit and the first death benefit were applied), proportionately adjusted for withdrawals; and
c	=	purchase payments made after the first benefit was applied, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce the beginning Contract Value and purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
There is a limit on the amount of Adjusted Earnings from the Date of the First Benefit used in the second benefit calculation.
Maximum Adjusted Earnings from the Date of the First Benefit = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Co-Annuitant’s death (regardless of the date of the first Annuitant’s death), proportionally adjusted for any and all withdrawals taken from the contract.
After the second benefit is applied, the charge associated with the Beneficiary Protector II Option will be removed.
How the Benefit is Allocated
Any amounts credited to the contract pursuant to the Beneficiary Protector II Option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the benefit is applied.
Capital Preservation Plus Option
The Capital Preservation Plus "CPP" Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years – the "program period"). Effective May 1, 2011, the only program period available is the 10-year program period; program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of the current program period. Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract will reduce the value of the guarantee proportionally.
The guarantee is conditioned upon the allocation of Contract Value between two investment components:
(1)	A Guaranteed Term Option corresponding to the length of the elected program period;
(2)	Non-Guaranteed Term Option allocations, which consist of the Fixed Account and a limited list of investment options.
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In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. All references to Guaranteed Term Options in relation to the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
At the beginning of each program period, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among Sub-Accounts; when interest rates are lower, lesser portions may be made available for allocation among Sub-Accounts. Also, longer program periods will typically permit greater allocations to the Sub-Accounts. Other general economic factors and market conditions may affect these determinations as well.
Charges
The charge associated with the Capital Preservation Plus Option is equal to an annualized rate not to exceed 0.50% of the Daily Net Assets. Allocations to the Guaranteed Term Options will also be assessed a charge not to exceed 0.50%. Nationwide may realize a profit from the charge assessed for this option.
All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.
The Advantage of Capital Preservation Plus
Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the Contract Value would be available to be allocated among the Fixed Account and a limited list of investment options. This represents an investment allocation strategy aimed at capital preservation.
Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options. This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the Sub-Accounts’ performance, while preserving the return of principal guarantee.
Availability
The Capital Preservation Plus Option is only available for election at the time of application until state approval is received for the Capital Preservation Plus Lifetime Income Option.
For contracts that already elected the Capital Preservation Plus Option, at the end of any Capital Preservation Plus program period or after terminating a Capital Preservation Plus Option, and if the Capital Preservation Plus Option is still available in the applicable jurisdiction, the Contract Owner may elect to participate in a new Capital Preservation Plus Option at the charges, rates and allocation percentages in effect at that point in time.
Enhanced Capital Preservation Plus Option
From time to time, Nationwide may offer an enhanced version of the Capital Preservation Plus Option. The enhanced Capital Preservation Plus Option costs the same as the standard Capital Preservation Plus Option and operates similarly. The distinction between the two options is that the enhanced version provides Contract Owners with a larger Non-Guaranteed Term Option component than would be available under the standard Capital Preservation Plus Option in exchange for stricter allocation restrictions on the Non-Guaranteed Term Option component. Contact the Service Center for the list of investment options available under this benefit. It is possible, under certain enhanced versions of the option, for a Contract Owner to have 100% of their investment allocated to the Non-Guaranteed Term Option component.
Conditions Associated with the Capital Preservation Plus Option
A Contract Owner with an outstanding loan may not elect the Capital Preservation Plus Option.
During the program period, the following conditions apply:
•	If withdrawals are taken or contract charges are deducted from the Contract Value, the value of the guarantee will be reduced proportionally.
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•	Only one Capital Preservation Plus Option program may be in effect at any given time.
•	No new purchase payments may be applied to the contract.
•	Transfers between and among permitted investment options may not be submitted via Internet.
•	Enhanced Fixed Account Dollar Cost Averaging is not available as a Contract Owner service.
•	Nationwide will not permit loans to be taken from the contract.
•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.
•	If Annuitant dies and the Annuitant’s spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.
If the contract is annuitized, surrendered, or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization. A market value adjustment may apply to amounts withdrawn or transferred from a GTO and the surrender will be subject to the CDSC provisions of the contract.
After the end of the program period or after termination of the option the above conditions will no longer apply.
Investments During the Program Period
When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Non-Guaranteed Term Option component. The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the Contract Owner.
Only certain investment options are available when a Contract Owner elects the Capital Preservation Plus Option. Nationwide selected the available investment options on the basis of certain risk factors associated with the underlying mutual fund’s investment objective. The investment options that are unavailable were excluded on the basis of similar risk considerations.
The Fixed Account and the limited set of investment options are the only investment options available while the Capital Preservation Plus Option is elected. Contact the Service Center for the list of available investment options.
Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives allocation instructions based on the limited set of investment options. Allocations to investment options other than those listed are not permitted during the program period.
Nationwide reserves the right to modify the list of available investment options upon written notice to Contract Owners. If an investment option is deleted from the list of available investment options, such deletion will not affect Capital Preservation Plus Option programs already in effect.
Withdrawals During the Program Period
If the Contract Owner takes a withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTO in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise. Withdrawals may not be taken exclusively from the Guaranteed Term Option. The partial withdrawal will cause a proportional negative adjustment to the guarantee. A market value adjustment may apply to amounts withdrawn from the GTO and the surrender will be subject to the CDSC provisions of the contract.
Transfers During the Program Period
Transfers to and from the Guaranteed Term Option are not permitted during the program period.
Transfers between and among the permitted investment options are subject to the terms and conditions in the Transfers Prior to Annuitization provision. During the program period, transfers to investment options that are not included in the Capital Preservation Plus Option program are not permitted.
Terminating the Capital Preservation Plus Option
Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.
If the Contract Owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the fifth Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the fifth Contract Anniversary.
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If the Contract Owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the seventh Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the seventh Contract Anniversary.
If the Contract Owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract’s investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.
Fulfilling the Return of Principal Guarantee
At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount. Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments. If the Contract Owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.
Election of a New Capital Preservation Plus Option
At the end of any program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. Nationwide will communicate the ensuing program period end to the Contract Owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available. If the Contract Owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding program period or within 60 days before the program termination, whichever is applicable.
Conversion to the Capital Preservation Plus Lifetime Income Option
Upon state approval of the Capital Preservation Plus Lifetime Income Option, at the end of CCP program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to replace the Capital Preservation Plus Option with the Capital Preservation Plus Lifetime Income Option (or an enhanced version thereof, if available) at the rates, conditions, allocation percentages, and prices in effect at that point in time. Any such election must be received by Nationwide within 60 days before the end of the preceding CCP program period or within 60 days before the Capital Preservation Plus Option termination, whichever is applicable.
Capital Preservation Plus Lifetime Income Option
The Capital Preservation Plus Lifetime Income Option ("CPPLI Option") is an optional benefit that provides both principal protection and the possibility of a lifetime income stream.
The CPPLI Option is a two-phase option. The first phase (the "preservation phase") is substantially the same as the Capital Preservation Plus Option (see Capital Preservation Plus Option). Part of the Contract Value may be allocated to a GTO and the remainder is allocated to available non-GTO investment options. At the end of the CPP program period, if the Contract Value is less than the Contract Value at the time the CPP program period began, Nationwide will credit the contract with an amount sufficient to equal the guaranteed amount. All conditions associated with the Capital Preservation Plus Option (including the limited investment options) also apply to the CPPLI Option during the preservation phase. Effective May 1, 2011, the only program period available in connection with the CPPLI Option is the 10-year term. Program periods of other durations that are in effect on May 1, 2011, will continue unchanged to the end of the existing program period.
Note: Contract Owners who are in the preservation phase of the option can elect the immediate withdrawal benefit and begin taking withdrawals of up to 6% of the guaranteed amount annually. Election of immediate withdrawals results in the forfeit of the second phase of the CPPLI Option and changes other important terms (see Immediate Withdrawal Benefit).
The second phase of the CPPLI Option (the "withdrawal phase") begins with establishing the lifetime withdrawal base. Thereafter, the Contract Owner may take withdrawals from the contract equal to a certain percentage of that lifetime withdrawal base for the remainder of his/her life, regardless of the actual Contract Value. This provides the Contract Owner with an available lifetime stream of income. This lifetime income stream is distinct from the annuitization phase of the contract.
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In short, the preservation phase gives the Contract Owner the assurance of a principal guarantee and the withdrawal phase gives the Contract Owner the opportunity for a consistent lifetime income stream. The preservation phase and withdrawal phase are discussed more thoroughly later in this provision.
Charges
The CPPLI Option is provided for an additional charge at an annualized rate not to exceed 1.00% of the Daily Net Assets. Additionally, allocations to the Guaranteed Term Options will be charged not more than 1.00%. For contracts issued on or after September 15, 2008, or the date of state approval (whichever is later), the current charge for the CPPLI Option is equal to an annualized rate of 0.75% of the Daily Net Assets and the Guaranteed Term Option charge is 0.75%. For contracts issued before September 15, 2008, or the date of state approval (whichever is later), the current charge for the CPPLI Option is equal to an annualized rate of 0.60% of the Daily Net Assets and the Guaranteed Term Option charge is 0.60%. Nationwide may realize a profit from the charge assessed for this option. All charges associated with the CPPLI Option will be assessed until annuitization and the charge will remain the same (unless the Contract Owner elects a new CPP program or invokes the reset opportunity, discussed herein).
Availability
The CPPLI Option is no longer available for election for new contracts. However, contract owners who previously elected the Capital Preservation Plus Option may elect to convert to the CPPLI Option. Any such conversion must occur at the end of a CPP program period or after terminating a Capital Preservation Plus Option as described in the Capital Preservation Plus Option provision. The CPPLI Option will be added to the contract at the charges, rates, and allocation percentages in effect at that point in time and the Capital Preservation Plus Option will be removed (including the charge). Any election to switch from the CPP Option to the CPPLI Option and complete instructions must be received at the Service Center within 60 days before the end of the CPP program period or within 60 days before the CPP Option termination, whichever is applicable.
The person’s life upon which the benefit depends (the "determining life") must be age 35 or older at the time the CPPLI Option is elected. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. Capital Preservation Plus Lifetime Income Option is not available if a Nationwide Lifetime Income Rider is elected. Additionally, the CPPLI Option may not be revoked or terminated except as described herein. The CPPLI Option is not available on beneficially owned contracts.
Enhanced CPPLI Option
Nationwide may offer an enhanced version of the CPPLI Option. The enhanced CPPLI Option costs the same as the standard CPPLI Option and operates similarly. The distinction between the two options lies in the preservation phase. During the preservation phase of the enhanced CPPLI Option, Contract Owners will have a larger non-GTO component than would be available during the preservation phase of the standard CPPLI Option. In exchange for this benefit, Nationwide will impose stricter allocation restrictions on the non-GTO component. Contact the Service Center for the list of investment options available under this benefit. It is possible, under certain enhanced versions of the option, for a Contract Owner to have 100% of their investment allocated to non-GTO investment options during the preservation phase. Any enhanced CPPLI Option that Nationwide offers will be subject to the rates, conditions, and allocation percentages in effect at that point in time. The Contract Owner may also elect Dollar Cost Averaging for Living Benefits (see Contract Owner Services).
Preservation Phase of the CPPLI Option
The first phase of the CPPLI Option, the preservation phase, is similar to the Capital Preservation Plus Option. It enables the Contract Owner to allocate part of his/her Contract Value to certain non-GTO investment options in order to benefit from possible market appreciation, while preserving a return of principal guarantee. The preservation phase of the CPPLI Option generally operates the same as the Capital Preservation Plus Option:
•	all of the terms and conditions associated with the Capital Preservation Plus Option also apply to the preservation phase of the CPPLI Option except that Contract Owners may not terminate the CPPLI Option prior to the end of the CPP program period.
•	market conditions determine the availability and allocation percentages of the various CPP program periods.
•	withdrawals during the preservation phase will reduce the value of the guarantee proportionally.
•	if at the end of any CPP program period the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount.
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•	amounts credited to fulfill the principal guarantee are considered, for the purposes of other benefits under this contract, earnings, not purchase payments.
The Contract Owner may also elect Dollar Cost Averaging for Living Benefits (see Contract Owner Services). During the preservation phase, for purposes of this option, Nationwide will consider a change in Contract Owner as a death of Contract Owner.
Options at the End of a CPP Program Period
Approximately 75 days before the end of a CPP program period, Nationwide will communicate the ensuing CPP program period end to the Contract Owner. The communication will inform the Contract Owner of his/her options relating to the CPPLI Option and will instruct him/her to elect how the contract should continue. The Contract Owner must elect one of the following options: remain in the preservation phase of the option by electing a new CPP program; move into the withdrawal phase of the option; or terminate the option. The Contract Owner’s election is irrevocable. Each of the options is discussed more thoroughly below.
Remaining in the Preservation Phase of the CPP Lifetime Income Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to remain in the preservation phase of the CPPLI Option by beginning a new CPP program. If the Contract Owner elects this option, the new CPP program will be subject to the rates and conditions that are in effect at that point in time, and the guaranteed amount corresponding to the new CPP program will be the Contract Value as of the beginning of that CPP program period. The charge, from that point forward, will be the then current charge for the CPPLI Option.
Moving into the Withdrawal Phase of the CPPLI Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to begin the withdrawal phase of the CPPLI Option (see Withdrawal Phase of the CPPLI Option). During the withdrawal phase, Nationwide will continue to assess the same charge that was assessed during the prior CPP program period.
Terminating the CPPLI Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to terminate the CPPLI Option. Upon such an election, Nationwide will no longer assess the charge associated with the option, all benefits associated the option will terminate, and all conditions associated with the option are removed. The contract’s variable investment allocations will remain the same as they were prior to the termination (unless Nationwide is instructed otherwise) and the Contract Value previously allocated to the GTO and any amounts credited under the principal guarantee will be allocated to the money market Sub-Account.
If Nationwide does not receive the Contract Owner’s instructions as to how the option/contract should continue prior to the end of the CPP program period, upon such CPP program period end, Nationwide will assume that the Contract Owner intends to terminate the CPPLI Option.
Withdrawal Phase of the CPPLI Option
Upon electing to begin the withdrawal phase, the Contract Owner must instruct Nationwide how to allocate their Contract Value among a select group of investment options. A list of the investment options available during the withdrawal phase will be included in the election notice. The Contract Owner may reallocate only among the limited investment options for the remainder of the withdrawal phase. During the withdrawal phase of the option, Nationwide will not permit any additional purchase payments to the contract and Nationwide will not permit a change in Contract Owner (unless the change would result in using the same determining life).
At the beginning of the withdrawal phase of the CPPLI Option, Nationwide will determine the lifetime withdrawal base, which is equal to the Contract Value as of the end of the CPP program period (including any amounts credited under the principal guarantee).
At any point in the withdrawal phase, the Contract Owner may begin taking the lifetime income stream by requesting a withdrawal from the contract. All withdrawals taken from the contract during the withdrawal phase will be taken from each investment option in proportion to the value in each investment option at the time of the withdrawal request.
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At the time the first withdrawal is requested during the withdrawal phase, Nationwide will determine the benefit amount under this option, referred to as the "lifetime withdrawal amount." The lifetime withdrawal amount is determined by multiplying the lifetime withdrawal base by the corresponding Lifetime Withdrawal Percentage in the chart that follows.
Age of Determining Life	Lifetime Withdrawal Percentage
age 35 up to age 59½	4%
age 59½ through 66	5%
age 67 through 71	6%
age 72 or older	7%
The Lifetime Withdrawal Percentage is based on the age of the determining life as of the date of the first withdrawal during the withdrawal phase and will not change, except as described in Lifetime Withdrawal Base Reset Opportunity.
Thereafter, on each anniversary of the beginning of the withdrawal phase, the Contract Owner is entitled to withdraw an amount equal to the lifetime withdrawal amount without reducing the lifetime withdrawal base. The Contract Owner may continue to take annual withdrawals that do not exceed the lifetime withdrawal amount until the earlier of the Contract Owner’s death or annuitization regardless of the actual value of the contract. Thus, it is possible for the Contract Owner to take annual withdrawals equal to the lifetime withdrawal amount after the Contract Value is $0. After the Contract Value falls to $0, the Contract Owner can continue to take annual withdrawals of no more than the lifetime withdrawal amount. Surrender requests may be submitted systematically or directly by the Contract Owner.
Although withdrawals of the lifetime income amount do not reduce the lifetime withdrawal base, they do reduce the Contract Value and death benefit, and are subject to the CDSC provisions of the contract. Lifetime withdrawal amounts not withdrawn in a given year are forfeited and may not be claimed in subsequent years. Withdrawals taken before the Contract Owner is age 59½ may be subject to additional tax penalties.
Contract Owners are permitted to take withdrawals in excess of the lifetime withdrawal amount (provided that the Contract Value is greater than $0). However, to the extent that a withdrawal exceeds that year’s lifetime withdrawal amount, Nationwide will proportionally reduce the lifetime withdrawal base, which will result in lower lifetime withdrawal amounts in subsequent years. The proportionate reduction will be equal to the amount withdrawn in excess of the lifetime withdrawal amount, divided by the Contract Value (after it is reduced by the lifetime withdrawal amount). Once the Contract Value falls to $0, the Contract Owner is no longer permitted to take withdrawals in excess of the lifetime withdrawal amount.
Required Minimum Distribution Privilege
If a Contract Owner withdraws an amount greater than the lifetime withdrawal amount for the sole purpose of satisfying Internal Revenue Code minimum distribution requirements for this contract, Nationwide will not reduce the lifetime withdrawal base. This RMD privilege does not apply to beneficially owned contracts. Nationwide reserves the right to modify or eliminate this RMD privilege. Nationwide will notify Contract Owners if it discontinues or eliminates the RMD privilege. If Nationwide exercises its right to modify or eliminate this privilege, any distribution in excess of the lifetime withdrawal amount will reduce the remaining lifetime withdrawal base.
Lifetime Withdrawal Base Reset Opportunity
On the five-year anniversary of the beginning of the withdrawal phase, if the Contract Value exceeds the lifetime withdrawal base, Nationwide will reset the lifetime withdrawal base to equal the current Contract Value.
Annuitization and the CPPLI Option
Election of CPPLI Option does not restrict the Contract Owner’s right to annuitize the contract. If the Contract Owner elects to annuitize during the preservation phase, any portion of the Contract Value allocated to a GTO must be reallocated and a market value adjustment may apply. Upon annuitization, all guarantees associated with the preservation phase are terminated, the charge is removed, and the conditions associated with the CPP program are no longer applicable. The amount to be annuitized will be the Contract Value after any market value adjustment has been applied.
If the Contract Owner elects to annuitize during the withdrawal phase, the charge is removed and the investment restrictions associated with the withdrawal phase are no longer applicable. The amount to be annuitized will be the Contract Value. Since withdrawals from the contract during the withdrawal phase reduce the Contract Value, and consequently, the amount to be annuitized, the Contract Owner should carefully weigh the option of annuitization against continuing with the lifetime income stream associated with the CPPLI Option.
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Succession of Rights and Termination of the CPPLI Option
The following events will trigger an automatic termination of the CPPLI Option:
•	a full surrender of the contract;
•	a full surrender of the death benefit proceeds; or
•	an election to annuitize the contract.
If any of the events listed above occur, the CPPLI Option will terminate and Nationwide will no longer be obligated to fulfill the principal guarantee or to provide the lifetime withdrawal benefit.
Immediate Withdrawal Benefit
During the preservation phase of the CPPLI Option, the Contract Owner can invoke the immediate withdrawal benefit. This benefit permits the Contract Owner to take immediate withdrawals each Contract Year of up to 6% of the immediate withdrawal base until the remaining immediate withdrawal base is depleted (both discussed herein).
The benefit may only be invoked during the preservation phase, specifically during the current CPP program period. A Contract Owner wishing to invoke the immediate withdrawal benefit must affirmatively elect to do so by submitting an election form approved by Nationwide. Note: A withdrawal request alone will not invoke the immediate withdrawal benefit, but will, instead, be treated as an ordinary withdrawal under the contract.
Upon receipt of an election to invoke, Nationwide will calculate the immediate withdrawal base, which is equal to the current CPP program’s guarantee amount (determined as of the day the immediate withdrawal benefit is invoked). The immediate withdrawal base is the dollar amount that Nationwide will use as the basis for determining how much the Contract Owner can withdraw under the immediate withdrawal benefit each year. The immediate withdrawal base will not change unless the Contract Owner takes withdrawals in excess of 6% any given Contract Year.
After the benefit is invoked, the current CPP program period will remain in effect until its regular maturity date. However, at the end of the current CPP program period, Nationwide will not credit an amount to the contract – by invoking the immediate withdrawal benefit, the Contract Owner is forfeiting any guarantee associated with the current CPP program. In order to continue the right to take immediate withdrawals after the end of the current CPP program period, the Contract Owner must reallocate the Contract Value among a limited set of investment options that may not include GTOs. Approximately 60 days before the end of the CPP program period, Nationwide will provide a notice to the Contract Owner prompting them that the Contract Value must be reallocated in order to continue the CPPLI Option and providing them with a list of available investment options. If the Contract Owner fails to reallocate the Contract Value by the end of the current CPP program period, the CPPLI Option will terminate.
Once the immediate withdrawal benefit is invoked, the Contract Owner will not be permitted to enter the withdrawal phase of the CPPLI Option and no additional purchase payments may be applied to the contract. Furthermore, the Succession of Rights and Termination of the CPPLI Option provision no longer applies.
Example: If the Contract Owner’s initial investment at the beginning of the current CPP program period was $100,000, and no withdrawals were taken, the guarantee amount at the end of the CPP program period will be $100,000. If the Contract Owner invokes the immediate withdrawal benefit, the immediate withdrawal base is calculated to equal the CPP guarantee amount ($100,000). The contract will not be credited with any CPP guarantee amount at the end of the CPP program period.
After the immediate withdrawal benefit is invoked, in order to take an immediate withdrawal, the Contract Owner must submit a withdrawal request to Nationwide. To effectuate the withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and GTO in proportion to the value in each investment option at the time of the withdrawal request, unless otherwise directed. Immediate withdrawals cannot be taken exclusively from the GTO. Amounts withdrawn from the GTO could incur a market value adjustment, which will increase the gross amount of the withdrawal. Contract Owners can request to have the withdrawal taken entirely from non-GTO allocations in order to avoid a market value adjustment. Refer to the GTO prospectus for more information on market value adjustments. Immediate withdrawals are subject to the CDSC provisions of the contract. Application of a CDSC in addition to the requested withdrawal amount could result in the gross withdrawal being greater than 6%. To avoid this, Contract Owners have the option of requesting the withdrawal net of the CDSC.
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The amount available or remaining for withdrawal under the immediate withdrawal benefit is referred to as the "remaining immediate withdrawal base." This figure is used to track how much the Contract Owner has withdrawn and how much the Contract Owner has left to withdraw. For purposes of the remaining immediate withdrawal base, the gross withdrawal is what is tracked – the gross withdrawal will include any applicable CDSC, market value adjustments, and amounts withdrawn to meet required minimum distributions under the Internal Revenue Code.
Each immediate withdrawal reduces the the remaining immediate withdrawal base. Immediate withdrawals in excess of the 6% per Contract Year annual limit not only reduce the remaining immediate withdrawal base, but also reduce the immediate withdrawal base, thereby reducing the amount of all future immediate withdrawal benefit amounts. The immediate withdrawal benefit is non-cumulative. Withdrawals not taken in a Contract Year cannot be carried over to the following Contract Year.
Example: Assume the Contract Owner submits a gross immediate withdrawal request for $6,000, which is within his 6% immediate withdrawal benefit limit. Contract status is as follows:
	Contract Status Prior to $6,000 Withdrawal:	Contract Status After $6,000 Withdrawal:
Immediate Withdrawal Base	$100,000	$100,000
Contract Value	$ 31,000	$ 25,000
Remaining Immediate Withdrawal Base	$ 56,000	$ 50,000
The withdrawal results in a dollar-for-dollar reduction of the gross withdrawal amount to both the Contract Value and the remaining immediate withdrawal base.
Withdrawals in excess of 6% in a given Contract Year will not only reduce the Contract Value and remaining immediate withdrawal base (as described previously), but will also have an additional negative impact on both the immediate withdrawal base and the remaining immediate withdrawal base, thereby reducing the amount of future immediate withdrawals available under the benefit. In addition to the dollar-for-dollar reduction to the remaining immediate withdrawal base, both the remaining immediate withdrawal base and the immediate withdrawal base will also be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the 6% withdrawal amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Immediate withdrawal base prior to the withdrawal
Contract Value (reduced by the amount of any applicable market value adjustment and the amount of the withdrawal request up to 6%)
Example: Assume the Contract Owner submits a gross immediate withdrawal request for $11,000, which exceeds his 6% immediate withdrawal benefit limit by $5,000. Since there is an excess withdrawal, the impact to the contract will be calculated in two steps: the first step calculates the impact of the withdrawal that is within the 6% limit:
	Contract Status Prior to $6,000 Withdrawal:	Contract Status After $6,000 Withdrawal:
Immediate Withdrawal Base	$100,000	$100,000
Contract Value	$ 31,000	$ 25,000
Remaining Immediate Withdrawal Base	$ 56,000	$ 50,000
The second step calculates the secondary impact of the excess withdrawal, which is equal to $5,000, using the excess withdrawal formula described previously:
$5,000	X	$100,000	=	$20,000
$25,000
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This excess withdrawal adjustment is then applied to the contract status previously calculated:
	Contract Status Prior to $11,000 Withdrawal	Contract Status After Permitted Withdrawal ($6,000)	Contract Status After Permitted and Excess Withdrawal ($11,000)
Immediate Withdrawal Base	$100,000	$100,000	$80,000
Contract Value	$ 31,000	$ 25,000	$20,000
Remaining Immediate Withdrawal Base	$ 56,000	$ 50,000	$30,000
Once the Contract Value falls to $0, the Contract Owner is not permitted to take withdrawals in excess of the annual benefit amount.
A Contract Owner can continue to take immediate withdrawals as long as the remaining immediate withdrawal base is greater than $0 at which time the immediate withdrawal benefit is exhausted and the Contract Owner can no longer take withdrawals under the immediate withdrawal benefit. However, the Contract Owner can still take surrenders from the contract as long as there the Contract Value is greater than $0 (subject to the CDSC provisions of the contract). The charge associated with the CPPLI Option will continue to be assessed until the contract is terminated or annuitized.
If Contract Value reaches $0 and there is still a remaining immediate withdrawal base, the Contract Owner can continue to take immediate withdrawals up to the 6% limit each Contract Year until the remaining immediate withdrawal base is $0. Additionally, if the Contract Owner has invoked the benefit but has not requested regular or Systematic Withdrawals, Nationwide will automatically begin paying the Contract Owner the value of 6% of the remaining immediate withdrawal base until the remaining immediate withdrawal base is zero. Once the remaining immediate withdrawal base reaches $0 and the Contract Value is $0, the contract will automatically terminate.
Once the immediate withdrawal benefit is invoked, the CPPLI Option can only be terminated by failing to reallocate the Contract Value at the end of the current CPP program period.
The immediate withdrawal benefit provisions apply as long as the CPPLI Option is in force. If by the terms of the contract the death of the Contract Owner results in the contract being continued (i.e., does not result in payment of the death benefit), the CPPLI Option will continue in force with the immediate withdrawal benefit invoked. The values of the immediate withdrawal base and the remaining immediate withdrawal base remain the same as they were prior to the Contract Owner’s death and the new owner will continue receiving withdrawals until the remaining immediate withdrawal base is $0. If death of the Contract Owner occurs after the immediate withdrawal benefit was invoked but before the end of the CPP program period, the new owner will be required to reallocate the Contract Value no sooner than the expiration of the CPP program period in order to continue to receive the withdrawals and retain the benefit.
Taxation of Surrenders under the CPPLI Option
Although the tax treatment is not clear, when the Contract Owner takes a withdrawal from the contract before the Annuitization Date, Nationwide will treat the following amount of the withdrawal as a taxable distribution: the excess of the greater of (a) the Contract Value immediately before the withdrawal; or (b) the guaranteed benefit amount immediately before the withdrawal; over the remaining investment in the contract. In certain circumstances, this treatment could result in the Contract Value being less than the investment in the contract after the withdrawal. A subsequent withdrawal under such circumstances could result in a loss that may be deductible. Consult a qualified tax advisor.
10% Nationwide Lifetime Income Rider (formerly the 10% Lifetime Income Option)
The 10% Nationwide Lifetime Income Rider (the "10% Nationwide L.inc Rider") provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
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Availability
The 10% Nationwide Lifetime Income Rider is available under the contract at the time of application. Once elected, the 10% Nationwide L.inc Rider is irrevocable. The 10% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the 10% Nationwide Lifetime Income Rider is elected, then the spouse may keep the 10% Nationwide L.inc Rider. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 10% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider or the Capital Preservation Plus Lifetime Income Option.
10% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.20% of the Current Income Benefit Base. Currently, the charge for the 10% Nationwide Lifetime Income Rider is 1.00% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.20% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 10% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 10% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to a Guaranteed Term Option or the Fixed Account is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 10% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000 in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
Determination of the Income Benefit Base Prior to the First Surrender
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Extra Value Option credits and Purchase Payment Credits, and reset opportunities, as described below.
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Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 10% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Extra Value Option credits and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 10% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 10% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Extra Value Option credits and Purchase Payment Credits applied, increased by simple interest at an annual rate of 10% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Extra Value Option credits and Purchase Payment Credits applied.
When a purchase payment and any Extra Value Option credits and Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 10% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the Lifetime Withdrawal Amount by taking a withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the Lifetime Withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 10% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables. State specific Lifetime Withdrawal Percentages, based on the approved table at the time of application, can be obtained from your registered representative or by contacting the Service Center.
For contracts issued on or after May 1, 2010, or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.25%	6.25%
For contracts issued on or after May 1, 2009, or the date of state approval (whichever is later), but before May 1, 2010, or the date of state approval of the table above (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
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For contracts issued before May 1, 2009, or the date of state approval of the table above (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest lifetime withdrawal percentage only if he or she does not take a withdrawal from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year’s Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Percentage Limit
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, Tax Sheltered Annuity, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
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Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current price or the list of permitted investment options associated with the 10% Nationwide L.inc Rider changes.
In the event the current price or the list of permitted investment options of the 10% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 10% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 10% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 10% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner’s Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 10% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner’s individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal
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Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner’s most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 10% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 10% Nationwide Lifetime Income Rider is elected). Once Nationwide receives the Contract Owner’s election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 10% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 10% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
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For contracts with the Joint Option for the 10% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 10% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Annuity Option.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 10% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income (the "7% Nationwide L.inc") Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
Upon state approval of the 10% Nationwide Lifetime Income Rider, the 7% Nationwide Lifetime Income Rider will no longer be available for election. The 7% Nationwide Lifetime Income Rider is not available in the State of New York. Once elected, the 7% Nationwide L.inc Rider is irrevocable. The 7% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the 7% Nationwide Lifetime Income Rider is elected, then the spouse may keep the 7% Nationwide L.inc Rider. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 7% Nationwide Lifetime Income Rider may not be elected if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider or the Capital Preservation Plus Lifetime Income Option.
7% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base. Currently, the charge for the 7% Nationwide Lifetime Income Rider is 0.95% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.00% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 7% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
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Lifetime Income Rider Investment Requirements
Election of the 7% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to a Guaranteed Term Option or the Fixed Account is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 7% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000 in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
Determination of the Income Benefit Base Prior to the First Surrender
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the benefit amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Extra Value Option credits and Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 7% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Extra Value Option credits and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 7% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 7% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Extra Value Option credits and Purchase Payment Credits applied, increased by simple interest at an annual rate of 7% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Extra Value Option credits and Purchase Payment Credits applied.
When a purchase payment and any Extra Value Option credits and Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first Lifetime Withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
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Lifetime Withdrawals
At any time after the 7% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the lifetime income benefit by taking a Lifetime Withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 7% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables. State specific Lifetime Withdrawal Percentages, based on the approved table at the time of application, can be obtained from your registered representative or by contacting the Service Center.
For contracts issued on or after May 1, 2009, or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
For contracts issued before May 1, 2009, or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year’s Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
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(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, Tax Sheltered Annuity, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current charge for, or the list of permitted investment options associated with the 7% Nationwide L.inc Rider changes.
In the event the current charge for, or the list of permitted investment options of the 7% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 7% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 7% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 7% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
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Settlement Options
If a Contract Owner’s Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 7% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner’s individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner’s most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 7% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
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Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 7% Nationwide Lifetime Income Rider is elected). Once Nationwide receives the Contract Owner’s election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 7% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 7% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Annuity Option.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 7% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
5% Nationwide Lifetime Income Rider (formerly the 5% Lifetime Income Option)
The 5% Nationwide Lifetime Income Rider (the "5% Nationwide L.inc Rider") provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
For contracts issued in the State of New York, the 5% Nationwide Lifetime Income Rider is available under the contract at the time of application. For contracts issued before May 1, 2007, the 5% Nationwide Lifetime Income Rider is available for election at anytime. For all other contracts, the 5% Nationwide Lifetime Income Rider is not available for election. Once elected, the 5% Nationwide L.inc Rider is irrevocable. The 5% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as
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a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the 5% Nationwide Lifetime Income Rider is elected, then the spouse may keep the 5% Nationwide L.inc Rider. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 5% Nationwide Lifetime Income Rider may not be elected if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider or the Capital Preservation Plus Lifetime Income Option.
5% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base. Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.85% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.00% of the Current Income Benefit Base.
The charge will be assessed on each anniversary of the date the 5% Nationwide L.inc Rider was elected (each a "5% Nationwide L.inc Anniversary") and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 5% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 5% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to a Guaranteed Term Option or the Fixed Account is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 5% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000 in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
Determination of the Income Benefit Base Prior to the First Surrender
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Extra Value Option credits and Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 5% Nationwide L.inc Rider will equal the greater of:
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(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Extra Value Option credits and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 5% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 5% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Extra Value Option credits and Purchase Payment Credits applied, increased by simple interest at an annual rate of 5% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Extra Value Option credits and Purchase Payment Credits applied.
When a purchase payment and any Extra Value Option credits and Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 5% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the Lifetime Withdrawal Amount by taking a withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 5% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables. State specific Lifetime Withdrawal Percentages, based on the approved table at the time of application, can be obtained from your registered representative or by contacting the Service Center.
For contracts that elect this option on or after May 1, 2009, or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first lifetime income withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
For contracts that elect this option before May 1, 2009, or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first lifetime income withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to
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meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each 5% Nationwide L.inc Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next 5% Nationwide L.inc Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year’s Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, Tax Sheltered Annuity, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the Lifetime Withdrawal Amount associated with this option the only income stream producing benefit remaining in the contract.
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Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any 5% Nationwide L.inc Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current charge for or the list of permitted investment options associated with the 5% Nationwide L.inc Rider changes.
In the event the current charge for or the list of permitted investment options of the 5% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each 5% Nationwide L.inc Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 5% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the 5% Nationwide L.inc Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 5% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 5% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner’s Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 5% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner’s individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment
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Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner’s most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 5% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 5% Nationwide Lifetime Income Rider is elected). Once Nationwide receives the Contract Owner’s election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 5% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 5% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 5% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 5% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Annuity Option.
Tax Treatment
Although the tax treatment for withdrawals under withdrawal benefits such as the 5% Nationwide Lifetime Income Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
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For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)
At the time the 10% Nationwide L.inc Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 10% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 10% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 10% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option for the 10% Nationwide Lifetime Income Rider is not available for Contracts issued in the State of New York.
The annual charge for the Joint Option will not exceed 0.30% of the Current Income Benefit Base. The charge will be assessed until annuitization. Currently, the charge for the Joint Option is 0.20% of the Current Income Benefit Base.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Annuity Option associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 10% Nationwide L.inc Rider. In contrast, the Spousal Protection Annuity Option is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
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(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3) and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay the applicable charge until annuitization.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
At the time the 7% Nationwide Lifetime Income ("7% Nationwide L.inc") Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 7% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option is not available in the State of New York.
The annual charge for the Joint Option will not exceed 0.15% of the Current Income Benefit Base. The charge will be assessed until annuitization. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Annuity Option associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 7% Nationwide L.inc Rider. In contrast, the Spousal Protection Annuity Option is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
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(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)
At the time the 5% Nationwide Lifetime Income ("5% Nationwide L.inc") Rider is elected, the Contract Owner may elect the Joint Option for the 5% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 5% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 5% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option is only available in the State of New York.
The annual charge for the Joint Option will not exceed 0.15% of the Current Income Benefit Base. The charge will be assessed until annuitization. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Annuity Option associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 5% Nationwide L.inc Rider. In contrast, the Spousal Protection Annuity Option is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
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(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.55% for the first seven Contract Years. At the end of that period, the charge associated with the Extra Value Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.10%. Thus, the Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.55% will have a lower unit value than Sub-Account X with charges of 1.10% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
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Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide’s consent.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant. The Contingent Annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a Contingent Annuitant of greater age.
If a Contingent Annuitant is named, all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and Contingent Annuitant.
Only Non-Qualified Contract Owners may name a Contingent Annuitant.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant’s spouse. The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Annuity Option, provided all of the requirements set forth in the Spousal Protection Annuity Option section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Annuity Option.
Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and Contingent Annuitant, if applicable) dies before the Annuitization Date and there is no joint owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
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Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	joint owner (must be the Contract Owner's spouse);
•	contingent owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	joint annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a Contingent Annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Further, changes to the parties to the contract may result in the Contract Owner not receiving the benefit associated with an option while still continuing to pay any applicable charge for the option. Contract Owners contemplating changes to the parties to the contract should contact their registered representative to determine how the changes impact the options and features under the contract.
Operation of the Contract
Purchase Payment Credits
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
When determining PPCs Nationwide will include the purchase payments in this contract, and may include the purchase payments of other Nationwide annuity contracts issued to an immediate family member within the 12 months before the purchase of this contract. Immediate family members include spouses, children, or other family members living within the Contract Owner's household. In order to be considered for PPCs, the Contract Owner must notify Nationwide in writing of all Nationwide annuity contracts owned by the Contract Owner or immediate family members. Contact the Service Center to determine if another annuity contract can be considered in determining PPCs for this contract.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.
The formula used to determine the amount of the PPC is as follows:
(Cumulative Purchase Payments x PPC%) - PPCs Paid to Date = PPCs Payable
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Cumulative Purchase Payments = the total of all purchase payments applied to the contract(s) eligible to receive a PPC, including the current deposit, minus any withdrawals.
PPC% = either 0.0%, 0.5%, or 1.0%, depending on the level of Cumulative Purchase Payments as follows:
If Cumulative Purchase Payments are	Then the PPC% is
$0 - $499,999	0.0%	(no PPC is payable)
$500,000 - $999,999	0.5%
$1,000,000 or more	1.0%
PPCs Paid to Date = the total PPCs that Nationwide has already applied to this contract.
PPCs Payable = the PPCs that Nationwide will apply to the contract as a result of the current deposit.
For example, on March 1, Ms. Z makes an initial deposit of $200,000 to her contract. Her contract is the only one eligible to receive PPCs. For this deposit, she does not receive a PPC since her Cumulative Purchase Payments are less than $500,000.
On April 1, Ms. Z applies additional purchase payments of $350,000. Cumulative Purchase Payments now equal $550,000. Nationwide will apply PPCs to Ms. Z's contract equal to $2,750, which is (0.5% x $550,000) - $0.
On May 1, Ms. Z takes a withdrawal of $150,000. Cumulative Purchase Payments now equal $400,000.
On June 1, Ms. Z applies additional purchase payments of $500,000. Cumulative Purchase Payments now equal $900,000. Nationwide will apply PPCs to Ms. Z's contract equal to $1,750, which is ($900,000 x 0.5%) - $2,750. At this point in time, a total of $4,500 in PPCs have been applied to Ms. Z's contract.
On July 1, Ms. Z applies additional purchase payments of $300,000. Cumulative Purchase Payments now equal $1,200,000. Nationwide will apply PPCs to Ms. Z's contract equal to $7,500, which is ($1,200,000 x 1.0%) - $4,500. At this point in time, a total of $12,000 in PPCs have been applied to Ms. Z's contract. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
Recapture of Purchase Payment Credits
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. After the end of the contractual free look period, all PPCs are fully vested and not subject to recapture.
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
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Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts allocated to the Sub-Accounts plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account, and the GTOs based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
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The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 1.10% to 3.55% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Note: The range shown above reflects only those Variable Account charges that are assessed daily as part of the daily Accumulation Unit calculation. It does not reflect the cost of other optional benefits that assess charges via the redemption of Accumulation Units.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account (including any Extra Value Option credits and Purchase Payment Credits applied to the contract), minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
(1)	adding all amounts allocated to any Guaranteed Term Option (including any Extra Value Option credits and Purchase Payment Credits applied to the contract), minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
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Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. If a short-term trading fee is assessed, the Contract Owner will receive a confirmation notice.
Currently, none of the underlying mutual funds assess a short-term trading fee.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
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As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract advisors via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
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(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a GTO only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide reserves the right to limit or refuse transfers to the Fixed Account and to limit the number of transfers out of the Guaranteed Term Options to one per calendar year.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account and the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment. Nationwide reserves the right to limit the number of transfers from the Fixed Account to the Guaranteed Term Options to one per calendar year.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account and the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a GTO at any time. Nationwide reserves the right to limit or refuse transfers to the Fixed Account and to limit the number of transfers from the Sub-Accounts to the Guaranteed Term Options to one per calendar year.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer.
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For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits and Purchase Payment Credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value upon cancellation of the contract during the free look period, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits and Purchase Payment Credits applied to the contract. The Contract Owner will retain any earnings attributable to the Extra Value Option credits and Purchase Payment Credits, but all losses attributable to the Extra Value Option credits and Purchase Payment Credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.
If the Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC, then for the first seven Contract Years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the end of the seventh Contract Year.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account and the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
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Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties. In addition, withdrawals taken from the contract to pay advisory or investment management fees may negatively impact the benefit associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	amounts allocated to the GTOs plus or minus any market value adjustment
•	charges associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider and Joint Option (if elected)
•	Purchase Payment Credits, if applicable
•	any outstanding loan balance plus accrued interest
•	a $30 Contract Maintenance Charge (this charge will be waived upon full surrender if the Contract Value is equal to or greater than $50,000 at the time of the full surrender or on any Contract Anniversary prior to the full surrender)
•	application of any Extra Value Option credits (and any recapture of such credits, if applicable)
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
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Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any sales charges.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant’s death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
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These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Loan Privilege
The loan privilege is only available to Contract Owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value after expiration of the free look period up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
The maximum nontaxable loan amount is based on information provided by the participant or the employer. This amount may be impacted if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
Contract Values	Maximum Outstanding Loan Balance Allowed
up to $20,000	up to 80% of Contract Value (not more than $10,000)
$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from assets in Nationwide’s General Account. As collateral for the loan, Nationwide holds an amount equal to the loan in a collateral fixed account (which is part of Nationwide’s General Account).
When a loan request is processed, Nationwide transfers Accumulation Units from the Sub-Accounts to the collateral fixed account until the requested amount is reached. The amount deducted from the Sub-Accounts will be in the same proportion as the Sub-Account allocations, unless the Contract Owner has instructed otherwise. If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide would then transfer Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
If the requested loan amount is not reached based on the transfers stated above, any remaining required collateral for the loan will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
No CDSC will be deducted on transfers related to loan processing.
Interest Charged
Nationwide charges interest on the outstanding loan balance. The applicable rate is disclosed at the time of loan application or loan issuance. Contract loan interest charges may provide revenue for risk charges and profit.
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Interest Credited
Interest is credited to the contract, based on the amount of the outstanding loan balance in the collateral fixed account until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate charged by Nationwide, and will be no less than the guaranteed minimum interest rate stated in the contract.
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner’s principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan balance. Payments must be substantially level and made at least quarterly. Over time, unpaid loan interest charges can cause the total amount of the outstanding loan balance to be significant, so it is advantageous to make a loan repayment at least quarterly. The Contract Owner should contact the Service Center to obtain loan pay-off amounts.
When the Contract Owner makes a loan repayment, the amount in the collateral fixed account will be reduced by the amount of the payment that represents loan principal. Additionally, the amount of the payment that represents loan principal and credited interest will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the Contract Owner directs otherwise.
Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). During the grace period, the loan is considered outstanding, but not in default. If a loan payment is not made by the end of the applicable grace period and the Contract Owner is eligible for a distribution, the loan payment amount may be deducted from the Contract Value and applied as a loan payment, which will be treated as an actual distribution.
If the Contract Owner fails to make a full payment by the end of the applicable grace period, and is not eligible to take a distribution, the loan will default. In the year of a default, the entire outstanding loan balance, plus accrued interest, will be treated as a deemed distribution and will be taxable to the Contract Owner. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service. After default, the loan is still outstanding and interest will continue to accrue until the entire loan balance has been repaid. Additional loans are not available until all defaulted loans have been repaid.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
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A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide’s consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account or the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
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Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Dollar Cost Averaging for Living Benefits
Nationwide may periodically offer Dollar Cost Averaging programs with the Enhanced CPPLI Option and the Nationwide Lifetime Income Riders referred to as "Dollar Cost Averaging for Living Benefits." Dollar Cost Averaging for Living Benefits involves the automatic transfer of a specific amount from the Fixed Account into another Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Account over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Dollar Cost Averaging for Living Benefits. Only those investment options available with the elected option are available for use in Dollar Cost Averaging for Living Benefits. If a Contract Owner elected Custom Portfolio, Dollar Cost Averaging for Living Benefits transfers into the elected model will be allocated to the Sub-Accounts in the same percentages as the model allocations to those Sub-Accounts.Contact the Service Center for the investment options available for the Enhanced CPPLI Option and the Nationwide Lifetime Income Riders.
Once a Dollar Cost Averaging for Living Benefits program has begun, no transfers among or between Sub-Accounts are permitted until the Dollar Cost Averaging for Living Benefits program is completed or terminated. The interest rate credited on amounts applied to the Fixed Account as part of Dollar Cost Averaging for Living Benefits programs may vary depending on the optional benefit elected.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of a Dollar Cost Averaging for Living Benefits program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the Fixed Account according to future investment allocation instructions, unless directed otherwise. Dollar Cost Averaging for Living Benefits transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging for Living Benefits programs.
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Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Fixed Account Interest Out Dollar Cost Averaging
Nationwide may, periodically, offer a Dollar Cost Averaging program that permits the transfer of interest earned on Fixed Account allocations referred to as "Fixed Account Interest Out Dollar Cost Averaging." Fixed Account Interest Out Dollar Cost Averaging involves the automatic transfer of the interest earned on Fixed Account allocations into any other Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Fixed Account Interest Out Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will continue to process transfers until the Contract Owner instructs Nationwide in writing to stop the transfers. Fixed Account Interest Out Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Fixed Account Interest Out Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the Guaranteed Term Options.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
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Custom Portfolio Asset Rebalancing Service
For Contract Owners that have elected the CPP, CPPLI, or a Nationwide Lifetime Income Rider, Nationwide makes available the Custom Portfolio Asset Rebalancing Service ("Custom Portfolio") at no extra charge. Custom Portfolio is an asset allocation program that Contract Owners can use to build their own customized portfolio of investments, subject to certain limitations. Asset allocation is the process of investing in different asset classes (such as equity funds, fixed income funds, and money market funds) and may reduce the risk and volatility of investing. There are no guarantees that Custom Portfolio will result in a profit or protect against loss in a declining market.
Each model is comprised of different percentages of standardized asset categories designed to meet different investment goals, risk tolerances, and investment time horizons. The Contract Owner selects their model, then selects the specific Sub-Accounts (also classified according to standardized asset categories) and investment percentages within the model's parameters, enabling the Contract Owner to create their own unique "Custom Portfolio." Only one Custom Portfolio may be created and in effect at a time and the entire Variable Account Contract Value must participate in the model.
Note: Contract Owners should consult with a qualified investment advisor regarding the use of Custom Portfolio and to determine which model is appropriate for them.
Once the Contract Owner creates their Custom Portfolio, that Contract Owner's model is static. This means that the percentage allocated to each Sub-Account will not change over time, except for quarterly rebalancing, as described below.
Note: Allocation percentages within a particular model may subsequently change, but any such changes will not apply to existing model participants; the changes will only apply to participants that elect the model after the change implementation date.
To participate in Custom Portfolio, eligible Contract Owners must submit the proper administrative form to the Service Center. While Custom Portfolio is elected, Contract Owners cannot participate in Asset Rebalancing.
Asset Allocation Models Available with Custom Portfolio
The following models are available with Custom Portfolio:
Conservative:	Designed for Contract Owners that are willing to accept very little risk but still want to see a small amount of growth.
Moderately Conservative:	Designed for Contract Owners that are willing to accept some market volatility in exchange for greater potential income and growth.
Balanced:	Designed for Contract Owners that are willing to accept some market volatility in exchange for potential long-term returns.
Moderate:	Designed for Contract Owners that are willing to accept some short-term price fluctuations in exchange for potential long-term returns.
Capital Appreciation:	Designed for Contract Owners that are willing to accept more short-term price fluctuations in exchange for potential long-term returns.
Moderately Aggressive:	Designed for Contract Owners willing to accept sharp, short-term price fluctuations in exchange for potential long-term returns.
Aggressive:	Designed for Contract Owners that are willing to accept more sharp, short-term price fluctuations in exchange for potential higher long-term returns.
The specific Sub-Accounts available to comprise the equity and fixed income components of the models are contained in the election form, which is provided to Contract Owners at the time Custom Portfolio is elected. At that time, Contract Owners elect their model and the specific Sub-Accounts and percentages that will comprise their Custom Portfolio. The availability of some models may be restricted. Contact the Service Center for the available models.
Quarterly Rebalancing
At the end of each calendar quarter, Nationwide will reallocate the Sub-Account allocations so that the percentages allocated to each Sub-Account match the most recently provided percentages provided by the Contract Owner. If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day. Rebalancing will be priced using the unit value determined on the last Valuation Date of the calendar quarter. Each quarterly rebalancing is considered a transfer event.
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Changing Models or Underlying Mutual Fund Allocations
Contract Owners who have elected 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider may change the Sub-Account allocations or percentages within their elected model or may change models and create a new Custom Portfolio within that new model. Contract Owners who have elected the CPPLI Option or the CPP Option are not permitted to change models but can change the Sub-Account allocations or percentages within their elected model. To implement one of these changes, Contract Owners must submit new allocation instructions to the Service Center in writing on Nationwide's administrative form. Any model and percentage changes will count as a transfer event, as described in the Transfer Restrictions provision.
Nationwide reserves the right to limit the number of model changes a Contract Owner can make each year.
Terminating Participation in Custom Portfolio
Contract Owners can terminate participation in Custom Portfolio by submitting a written request to the Service Center. In order for the termination to be effective, the termination request must contain valid reallocation instructions that are in accordance with the terms and conditions of the CPP Lifetime Income Option or Nationwide Lifetime Income Rider, as applicable. Termination is effective on the date the termination request is received at the Service Center in good order.
Static Asset Allocation Model
For Contract Owners that have elected the CPP, CPPLI, or a Nationwide Lifetime Income Rider, Nationwide makes available as a permitted investment option the following Static Asset Allocation Model(s): American Funds Option (33% NVIT - American Funds NVIT Asset Allocation Fund, 33% NVIT - American Funds NVIT Bond Fund, and 34% NVIT - American Funds NVIT Growth-Income Fund), Balanced Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Conservative Fund), and Capital Appreciation Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Aggressive Fund). The availability of some models may be restricted. Contact the Service Center for the available models.
A Static Asset Allocation Model is an allocation strategy comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund. Contract Owners that elect a Static Asset Allocation Model directly own Sub-Account units of the underlying mutual funds that comprise the particular model. In other words, a Static Asset Allocation Model is not a portfolio of underlying mutual funds with one Accumulation Unit value, but rather, direct investment in a certain allocation of Sub-Accounts. There is no additional charge associated with investing in a Static Asset Allocation Model.
A Static Asset Allocation Model is just that: static. The allocations or "split" between one or more Sub-Accounts is not monitored and adjusted to reflect changing market conditions. However, a Contract Owner's investment in a Static Asset Allocation Model is rebalanced quarterly to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election. The entire Contract Value must be allocated to the elected model.
With respect to transferring into and out of a Static Asset Allocation Model, the model is treated like a Sub-Account and is subject to the Transfers Prior to Annuitization provision. The Contract Owner may request to transfer from a model to a permitted Sub-Account. Each transfer into or out of a Static Asset Allocation Model is considered one transfer event.
For additional information about the underlying mutual funds that comprise a Static Asset Allocation Model, see Appendix A: Underlying Mutual Fund Information.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the beneficiary becomes the Contract Owner. If there is no surviving beneficiary, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
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Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving joint owner. If there is no surviving joint owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
An applicant may elect either the standard death benefit (Five-Year Enhanced Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
The value of each component of the applicable death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date described in the applicable death benefit calculation.
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Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply.
Standard Death Benefit (Five-Year Enhanced Death Benefit)
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any five-year Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any five-year Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
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One-Year Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit II Option. The One-Year Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
(1) the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2) the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3) the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
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One-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. The One-Year Enhanced Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit II Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
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One-Month Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.35% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit II Option. The One-Month Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
(1) the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2) the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3) the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
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One-Month Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.30% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. The One-Month Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit II Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
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Combination Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.45% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit II Option. The Combination Enhanced Death Benefit II Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If, after the first contract anniversary, the Fixed Account allocation becomes greater than 30% of the Contract Value due to the application of additional purchase payments, additional surrenders, or transfers among investment options, then for purposes of calculating the 5% interest anniversary value, 0% will accrue for that year. The 30% threshold will come into effect only as a result of an action or actions by the Contract Owner (e.g., additional purchase payment, surrender or transfers). If the 30% threshold is reached because of a combination of market performance and Contract Owner actions, and would not have been reached but for the market performance, interest will continue to accrue at 5%.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
		(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
		(4)	the 5% interest anniversary value.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
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B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
Combination Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.40% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option is only available until state approval is received for the Combination Enhanced Death Benefit II Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If, after the first contract anniversary, the Fixed Account allocation becomes greater than 30% of the Contract Value due to the application of additional purchase payments, additional surrenders, or transfers among investment options, then for purposes of calculating the 5% interest anniversary value, 0% will accrue for that year. The 30% threshold will come into
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effect only as a result of an action or actions by the Contract Owner (e.g., additional purchase payment, surrender or transfers). If the 30% threshold is reached because of a combination of market performance and Contract Owner actions, and would not have been reached but for the market performance, interest will continue to accrue at 5%.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
		(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
		(4)	the 5% interest anniversary value.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
•	the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide; and
•	the request for change is made in writing, submitted to the Service Center and approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
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Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin. If the Contract Owner has elected the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, an election to begin annuity payments will terminate all benefits, conditions, guarantees, and charges associated with the elected option.
In addition, any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide’s approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
The Custom Portfolio Asset Rebalancing Service and the Static Asset Allocation Models are not available after annuitization.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Fund Information.
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First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
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(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.10% of the Daily Net Assets.
The charge used to calculate the Annuity Unit Value may be higher if the Contract Owner elected an optional benefit that assesses a charge after the Annuitization Date (see Synopsis of the Contracts).
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply. If the Contract Owner is permitted to submit purchase payments in excess of $1,000,000, additional restrictions apply, as follows.
Annuity Payment Options for Contracts with Total Purchase Payments and Contract Value Annuitized Less Than or Equal to $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and the Contract Value annuitized is less than or equal to $2,000,000, the annuity payment options available are:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
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Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Annuity Payment Options for Contracts with Total Purchase Payments and/or Contract Value Annuitized Greater Than $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and/or the Contract Value to be annuitized is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:
(1)	a Fixed Life Annuity with a 20 Year Term Certain; or
(2)	a Fixed Life Annuity with a Term Certain to Age 95.
Annuitization of Amounts Greater than $5,000,000
Additionally, Nationwide may limit the amount that may be annuitized on a single life to $5,000,000. If the total amount to be annuitized is greater than $5,000,000 under this contract and/or for all Nationwide issued annuity contracts with the same Annuitant, the Contract Owner must:
(1)	reduce the amount to be annuitized to $5,000,000 or less by taking a partial withdrawal from the contract;
(2)	reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the Contract Value in excess of $5,000,000 to another annuity contract; or
(3)	annuitize the portion of the Contract Value in excess of $5,000,000 under an annuity payment option with a term certain, if available.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
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•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s consolidated financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators. The Company will cooperate with its ultimate parent company, Nationwide Mutual Insurance Company (NMIC) insofar as any inquiry, examination or investigation encompasses NMIC’s operations. In addition, recent regulatory activity, including state and federal regulatory activity related to fiduciary standards, may impact the Company’s business and operations, and certain estimates and assumptions used by the Company in determining the amounts presented in the combined financial statements and accompanying notes. Actual results could differ significantly from those estimates and assumptions.
Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation that is likely to have a material adverse effect on its ability to perform its contract with the Variable Account.
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Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-03330
Securities Act of 1933 Registration File No. 333-104513
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Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	The underlying mutual fund uses a volatility management strategy to reduce a Contract Owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of Contract Value. For contracts with a living benefit option elected, since the benefit base of a living benefit option is not decreased as a result of negative market performance, allocation to this type of underlying mutual fund may provide little or no additional benefit. For contracts without a living benefit option elected, allocation to this type of underlying mutual fund may result in foregone investment gains that could otherwise be realized by investing in riskier underlying mutual funds.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Maximize total return consistent with the Adviser’s determination of reasonable risk.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seeks high total investment return.
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
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Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).
Dreyfus Stock Index Fund, Inc.: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks to match the total return of the Standard & Poor's® 500 Composite Stock Price Index (S&P 500® Index).
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc.
Investment Objective:	The fund seeks capital appreciation.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
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Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity SelectCo, LLC (SelectCo) (the Adviser), an affiliate of Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc.
Investment Objective:	Capital appreciation.
Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks to maximize income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Seeks long-term total return.
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2014
Investment Advisor:	Templeton Asset Management, Ltd.
Investment Objective:	Seeks long-term capital appreciation.
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Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2014
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Seeks long-term capital growth.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2018
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks to achieve investment results that approximate the performance of the GS Global Markets Navigator Index (the "Index").
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	The Portfolio seeks long-term growth of capital.
Guggenheim Variable Funds - Multi-Hedge Strategies
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Invesco - Invesco V.I. American Franchise Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Seek capital growth.
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (formerly, Ivy Variable Insurance Portfolios - Asset Strategy)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Variable Insurance Portfolios - High Income: Class II (formerly, Ivy Variable Insurance Portfolios - High Income)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (formerly, Ivy Variable Insurance Portfolios - Mid Cap Growth)
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
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Janus Henderson VIT Forty Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2014
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Henderson VIT Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Henderson VIT Overseas Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund’s investment objective is to seek capital appreciation. MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Rational Advisors, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.
Designation: MF
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Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide long-term growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide long-term growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to achieve long-term growth of capital and income.
Designation: MF
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	DoubleLine Capital LP
Investment Objective:	The Fund seeks to maximize total return.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term total return by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
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Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management, LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high a level of current income as is consistent with the preservation of capital.
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Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI Europe, Australasia and Far East Index ("MSCI EAFE Index") as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
107

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Boston Advisors, LLC
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks to provide a high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks to achieve long-term growth of capital and income.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Thompson, Siegel & Walmsley LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
108

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Smith Asset Management Group; and Loomis, Sayles & Company L.P.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; The Boston Company Asset Management, LLC; Wellington Management Company, LLP
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; WEDGE Capital Management L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Epoch Investment Partners, Inc.; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc.; OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wellington Management Company LLP
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
109

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks growth of capital.
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's financial criteria and social policy.
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks total return.
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	PIMCO
Sub-advisor:	Research Affiliates, LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
110

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S (formerly, VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class)
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
111

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.10%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2017 (the maximum Variable Account charge of 3.55%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following underlying mutual funds in which the Sub-Accounts invest were added to the Variable Account after December 31, 2017; therefore, no Condensed Financial Information is available:
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
•	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
•	Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	11.576608	13.089545	13.07%	0
2016	11.323854	11.576608	2.23%	0
2015	11.600604	11.323854	-2.39%	1,667
2014	11.256096	11.600604	3.06%	585
2013	10.167936	11.256096	10.70%	0
2012*	10.000000	10.167936	1.68%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	41.921469	46.789391	11.61%	25,134
2016	33.965560	41.921469	23.42%	33,475
2015	36.416929	33.965560	-6.73%	40,296
2014	33.798334	36.416929	7.75%	39,434
2013	24.829501	33.798334	36.12%	0
2012	21.192263	24.829501	17.16%	48,396
2011	23.449304	21.192263	-9.63%	58,754
2010	18.729809	23.449304	25.20%	55,716
2009	13.275213	18.729809	41.09%	42,802
2008	20.891093	13.275213	-36.46%	7,119
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	14.240064	14.600959	2.53%	188,917
2016	13.792854	14.240064	3.24%	201,806
2015	14.299177	13.792854	-3.54%	228,638
2014	13.996374	14.299177	2.16%	232,335
2013	15.463241	13.996374	-9.49%	0
2012	14.560252	15.463241	6.20%	230,672
2011	13.174427	14.560252	10.52%	246,879
2010	12.672223	13.174427	3.96%	268,287
2009	11.625631	12.672223	9.00%	162,381
2008	11.944696	11.625631	-2.67%	53,938
112

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2017	28.567669	31.494345	10.24%	74,776
2016	23.537419	28.567669	21.37%	93,374
2015	24.181157	23.537419	-2.66%	103,082
2014	21.034416	24.181157	14.96%	104,197
2013	16.372814	21.034416	28.47%	243
2012	14.243920	16.372814	14.95%	120,097
2011	14.524454	14.243920	-1.93%	145,816
2010	12.343539	14.524454	17.67%	140,959
2009	9.615269	12.343539	28.37%	73,477
2008	12.878768	9.615269	-25.34%	22,480
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	15.595831	17.539200	12.46%	139,552
2016	15.190796	15.595831	2.67%	147,651
2015	15.515057	15.190796	-2.09%	145,527
2014	15.390246	15.515057	0.81%	146,071
2013	13.600734	15.390246	13.16%	0
2012	12.505920	13.600734	8.75%	138,204
2011	13.122397	12.505920	-4.70%	166,962
2010	12.088339	13.122397	8.55%	167,335
2009*	10.000000	12.088339	20.88%	46,319
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.221005	2.21%	4,198
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	15.348301	16.964778	10.53%	2,089
2016	11.838473	15.348301	29.65%	1,044
2015	12.797136	11.838473	-7.49%	2,838
2014	12.251137	12.797136	4.46%	278
2013*	10.000000	12.251137	22.51%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.978277	13.628691	13.78%	2,841
2016	10.512985	11.978277	13.94%	3,136
2015	10.904285	10.512985	-3.59%	5,765
2014*	10.000000	10.904285	9.04%	1,466
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	43.181418	48.004894	11.17%	18,236
2016	34.726341	43.181418	24.35%	20,754
2015	35.950038	34.726341	-3.40%	23,322
2014	34.578929	35.950038	3.97%	25,960
2013	24.847019	34.578929	39.17%	462
2012	21.706977	24.847019	14.47%	29,190
2011	21.825085	21.706977	-0.54%	35,818
2010	17.538096	21.825085	24.44%	36,443
2009	14.183516	17.538096	23.65%	21,006
2008	20.758845	14.183516	-31.67%	10,674
113

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	28.640141	34.334549	19.88%	93,011
2016	25.984905	28.640141	10.22%	25,691
2015	26.047710	25.984905	-0.24%	32,537
2014	23.285999	26.047710	11.86%	27,695
2013	17.876977	23.285999	30.26%	205
2012	15.653927	17.876977	14.20%	34,461
2011	15.575294	15.653927	0.50%	37,237
2010	13.749669	15.575294	13.28%	58,207
2009	11.029884	13.749669	24.66%	58,234
2008	17.793253	11.029884	-38.01%	41,767
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2017	24.080414	30.248874	25.62%	26,668
2016	22.620729	24.080414	6.45%	29,413
2015	23.510334	22.620729	-3.78%	33,104
2014	22.046304	23.510334	6.64%	37,259
2013	18.449244	22.046304	19.50%	0
2012	16.937826	18.449244	8.92%	53,651
2011	15.749432	16.937826	7.55%	55,465
2010	13.842043	15.749432	13.78%	49,394
2009	11.450646	13.842043	20.88%	29,992
2008	16.474773	11.450646	-30.50%	4,562
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.584359	10.828608	2.31%	0
2016	9.823020	10.584359	7.75%	0
2015	10.031812	9.823020	-2.08%	0
2014	10.085671	10.031812	-0.53%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	14.652350	15.034947	2.61%	6,402
2016	14.309506	14.652350	2.40%	6,278
2015	14.532515	14.309506	-1.53%	6,702
2014	14.195489	14.532515	2.37%	8,872
2013	14.246450	14.195489	-0.36%	1,062
2012	13.161960	14.246450	8.24%	7,469
2011	13.048239	13.161960	0.87%	10,186
2010	12.184243	13.048239	7.09%	11,287
2009	10.253148	12.184243	18.83%	13,624
2008	11.214173	10.253148	-8.57%	17,503
114

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2017	16.146809	18.013291	11.56%	291,704
2016	15.514483	16.146809	4.08%	319,019
2015	15.770679	15.514483	-1.62%	355,008
2014	15.301707	15.770679	3.06%	386,177
2013	13.668198	15.301707	11.95%	3,306
2012	12.385897	13.668198	10.35%	464,628
2011	12.577116	12.385897	-1.52%	460,632
2010	11.299359	12.577116	11.31%	452,604
2009	9.217081	11.299359	22.59%	223,711
2008	12.454176	9.217081	-25.99%	54,195
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2017	16.844833	19.369048	14.99%	983,734
2016	16.097592	16.844833	4.64%	1,094,607
2015	16.351684	16.097592	-1.55%	1,122,889
2014	15.807162	16.351684	3.44%	1,082,733
2013	13.821913	15.807162	14.36%	0
2012	12.360415	13.821913	11.82%	1,204,119
2011	12.654728	12.360415	-2.33%	1,206,253
2010	11.191763	12.654728	13.07%	1,254,277
2009	8.803123	11.191763	27.13%	620,233
2008	13.245830	8.803123	-33.54%	92,833
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2017	17.660580	21.081444	19.37%	3,881
2016	16.786525	17.660580	5.21%	4,196
2015	17.063581	16.786525	-1.62%	4,838
2014	16.472041	17.063581	3.59%	9,490
2013	13.718329	16.472041	20.07%	0
2012	12.042940	13.718329	13.91%	8,330
2011	12.531151	12.042940	-3.90%	8,436
2010	10.933144	12.531151	14.62%	8,491
2009	8.427241	10.933144	29.74%	7,153
2008	13.781886	8.427241	-38.85%	12,690
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	18.402370	17.695390	-3.84%	17,069
2016	13.936748	18.402370	32.04%	18,586
2015	17.781612	13.936748	-21.62%	23,577
2014	20.610661	17.781612	-13.73%	22,627
2013	16.786621	20.610661	22.78%	0
2012	16.206473	16.786621	3.58%	33,569
2011	17.285108	16.206473	-6.24%	42,190
2010	14.667409	17.285108	17.85%	35,479
2009	10.049607	14.667409	45.95%	23,541
2008	22.286535	10.049607	-54.91%	23,665
115

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	26.711065	29.759961	11.41%	111,362
2016	22.944124	26.711065	16.42%	135,981
2015	24.226108	22.944124	-5.29%	155,373
2014	22.580803	24.226108	7.29%	142,325
2013	17.861494	22.580803	26.42%	215
2012	15.429155	17.861494	15.76%	168,438
2011	15.498902	15.429155	-0.45%	183,619
2010	13.636937	15.498902	13.65%	190,916
2009	10.616102	13.636937	28.46%	129,011
2008	18.770421	10.616102	-43.44%	65,795
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	27.402472	36.537824	33.34%	56,706
2016	27.554874	27.402472	-0.55%	65,818
2015	26.061953	27.554874	5.73%	78,270
2014	23.737600	26.061953	9.79%	71,857
2013	17.648129	23.737600	34.50%	0
2012	15.598308	17.648129	13.14%	80,004
2011	15.776566	15.598308	-1.13%	73,834
2010	12.878809	15.776566	22.50%	74,276
2009	10.176249	12.878809	26.56%	54,239
2008	19.528002	10.176249	-47.89%	36,939
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	14.962754	15.389351	2.85%	444,764
2016	14.480305	14.962754	3.33%	496,454
2015	14.766823	14.480305	-1.94%	559,980
2014	14.136886	14.766823	4.46%	585,778
2013	14.595930	14.136886	-3.15%	10,784
2012	13.975501	14.595930	4.44%	524,470
2011	13.201761	13.975501	5.86%	489,699
2010	12.411764	13.201761	6.36%	542,176
2009	10.868541	12.411764	14.20%	630,661
2008	11.383458	10.868541	-4.52%	491,384
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	41.777430	49.804801	19.21%	70,224
2016	37.740895	41.777430	10.70%	89,546
2015	38.792488	37.740895	-2.71%	102,715
2014	36.992643	38.792488	4.87%	107,435
2013	27.529306	36.992643	34.38%	1,344
2012	24.297810	27.529306	13.30%	135,554
2011	27.558367	24.297810	-11.83%	156,492
2010	21.672513	27.558367	27.16%	149,757
2009	15.680311	21.672513	38.21%	130,404
2008	26.252822	15.680311	-40.27%	66,649
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	22.130497	28.451400	28.56%	42,112
2016	23.620350	22.130497	-6.31%	53,832
2015	23.120877	23.620350	2.16%	56,933
116

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	13.326193	14.758780	10.75%	19,389
2016	11.904886	13.326193	11.94%	20,215
2015	12.834741	11.904886	-7.24%	20,762
2014	12.618130	12.834741	1.72%	20,458
2013	10.308138	12.618130	22.41%	353
2012	9.037365	10.308138	14.06%	22,607
2011	9.280772	9.037365	-2.62%	23,866
2010	8.511220	9.280772	9.04%	24,377
2009	6.607120	8.511220	28.82%	16,870
2008*	10.000000	6.607120	-33.93%	14,448
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	16.195602	17.567362	8.47%	86,763
2016	14.361314	16.195602	12.77%	97,081
2015	15.623162	14.361314	-8.08%	110,342
2014	15.099934	15.623162	3.47%	143,216
2013	13.399766	15.099934	12.69%	5,368
2012	12.027382	13.399766	11.41%	142,791
2011	11.877684	12.027382	1.26%	154,997
2010	10.658939	11.877684	11.43%	158,864
2009	7.948254	10.658939	34.10%	139,581
2008	11.424928	7.948254	-30.43%	150,971
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	40.174498	43.966156	9.44%	45,012
2016	31.201170	40.174498	28.76%	56,904
2015	34.064557	31.201170	-8.41%	75,466
2014	34.247853	34.064557	-0.54%	77,812
2013	25.417685	34.247853	34.74%	2,618
2012	21.709181	25.417685	17.08%	93,470
2011	22.807782	21.709181	-4.82%	103,430
2010	17.985400	22.807782	26.81%	107,371
2009	14.080163	17.985400	27.74%	149,057
2008	21.254613	14.080163	-33.75%	43,327
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.644053	12.003921	38.87%	18,492
2016	7.441938	8.644053	16.15%	26,623
2015	9.359497	7.441938	-20.49%	34,335
2014*	10.000000	9.359497	-6.41%	19,039
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	22.450473	25.910760	15.41%	49,744
2016	21.179786	22.450473	6.00%	73,300
2015	22.902322	21.179786	-7.52%	86,684
2014	26.057747	22.902322	-12.11%	69,863
117

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.478066	9.554608	0.81%	68,746
2016	9.309631	9.478066	1.81%	65,319
2015	9.836614	9.309631	-5.36%	65,892
2014	9.766986	9.836614	0.71%	69,446
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	11.361304	12.709968	11.87%	0
2016	11.009778	11.361304	3.19%	0
2015	11.819801	11.009778	-6.85%	0
2014	11.497629	11.819801	2.80%	0
2013	10.236738	11.497629	12.32%	0
2012*	10.000000	10.236738	2.37%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	10.181903	10.440240	2.54%	82
2016	10.344868	10.181903	-1.58%	82
2015	10.270057	10.344868	0.73%	82
2014	9.921960	10.270057	3.51%	331
2013*	10.000000	9.921960	-0.78%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	14.933293	18.761265	25.63%	1,320
2016	14.800424	14.933293	0.90%	1,398
2015	14.286411	14.800424	3.60%	1,502
2014	13.354435	14.286411	6.98%	5,323
2013	9.659049	13.354435	38.26%	0
2012*	10.000000	9.659049	-3.41%	5,307
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	13.829740	15.682282	13.40%	1,027
2016	12.356679	13.829740	11.92%	1,027
2015	13.052854	12.356679	-5.33%	1,027
2014	12.669740	13.052854	3.02%	478
2013	9.972152	12.669740	27.05%	0
2012*	10.000000	9.972152	-0.28%	640
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.950716	16.852751	20.80%	10,731
2016	14.025171	13.950716	-0.53%	22,549
2015	14.034942	14.025171	-0.07%	23,051
2014	13.177451	14.034942	6.51%	27,328
2013	9.753767	13.177451	35.10%	400
2012*	10.000000	9.753767	-2.46%	33,393
118

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	13.985700	16.359845	16.98%	25,423
2016	14.513563	13.985700	-3.64%	29,748
2015	16.011376	14.513563	-9.35%	48,383
2014	17.089227	16.011376	-6.31%	55,464
2013	13.808838	17.089227	23.76%	0
2012	11.716087	13.808838	17.86%	39,545
2011	12.766053	11.716087	-8.22%	65,071
2010	11.877560	12.766053	7.48%	70,557
2009*	10.000000	11.877560	18.78%	21,286
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	12.674115	13.372229	5.51%	4,057
2016	11.029399	12.674115	14.91%	8,552
2015	11.927981	11.029399	-7.53%	9,960
2014	11.835226	11.927981	0.78%	9,072
2013	10.829800	11.835226	9.28%	0
2012*	10.000000	10.829800	8.30%	2,638
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	13.517227	16.964679	25.50%	3,113
2016	12.879487	13.517227	4.95%	4,044
2015	13.821634	12.879487	-6.82%	2,884
2014	12.955806	13.821634	6.68%	2,953
2013	10.081646	12.955806	28.51%	0
2012*	10.000000	10.081646	0.82%	4,646
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	34.677071	44.584388	28.57%	41,620
2016	34.393619	34.677071	0.82%	56,673
2015	31.067531	34.393619	10.71%	63,388
2014	28.960743	31.067531	7.27%	69,743
2013	22.372721	28.960743	29.45%	0
2012	18.264500	22.372721	22.49%	82,315
2011	19.844800	18.264500	-7.96%	103,599
2010	18.844427	19.844800	5.31%	100,798
2009	13.049313	18.844427	44.41%	50,733
2008	23.693058	13.049313	-44.92%	17,494
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	16.831519	24.123732	43.32%	17,247
2016	14.947748	16.831519	12.60%	12,460
2015	14.443028	14.947748	3.49%	14,060
2014	13.355281	14.443028	8.14%	9,580
2013	9.973930	13.355281	33.90%	0
2012*	10.000000	9.973930	-0.26%	7,416
119

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	25.750366	33.313232	29.37%	8,122
2016	27.907903	25.750366	-7.73%	8,609
2015	30.942646	27.907903	-9.81%	10,981
2014	35.594221	30.942646	-13.07%	11,136
2013	31.492476	35.594221	13.02%	492
2012	28.135110	31.492476	11.93%	15,298
2011	42.043830	28.135110	-33.08%	0
2010	34.004144	42.043830	23.64%	0
2009	19.200263	34.004144	77.10%	243
2008	40.640231	19.200263	-52.76%	243
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.779462	11.099368	26.42%	4,171
2016	7.349601	8.779462	19.45%	12,856
2015	9.295714	7.349601	-20.94%	4,806
2014	9.856144	9.295714	-5.69%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	13.628261	17.028013	24.95%	0
2016	12.665066	13.628261	7.61%	488
2015	13.086728	12.665066	-3.22%	488
2014	14.304313	13.086728	-8.51%	488
2013	10.241840	14.304313	39.67%	0
2012*	10.000000	10.241840	2.42%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	32.145596	37.308540	16.06%	165,272
2016	28.566827	32.145596	12.53%	206,739
2015	29.156893	28.566827	-2.02%	245,293
2014	26.751871	29.156893	8.99%	254,006
2013	19.948504	26.751871	34.10%	7,381
2012	17.406339	19.948504	14.60%	266,422
2011	17.682009	17.406339	-1.56%	320,641
2010	16.075487	17.682009	9.99%	320,499
2009	13.274081	16.075487	21.10%	322,462
2008	19.955980	13.274081	-33.48%	73,257
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	16.346588	20.503262	25.43%	39,522
2016	15.916511	16.346588	2.70%	37,758
2015	15.136871	15.916511	5.15%	40,620
2014	15.133806	15.136871	0.02%	31,568
2013	11.989006	15.133806	26.23%	0
2012	10.456746	11.989006	14.65%	21,608
2011	10.764126	10.456746	-2.86%	20,933
2010*	10.000000	10.764126	7.64%	13,911
120

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	13.999273	14.661844	4.73%	33,735
2016	13.371022	13.999273	4.70%	27,130
2015	13.633200	13.371022	-1.92%	31,734
2014	12.815308	13.633200	6.38%	33,886
2013	13.033456	12.815308	-1.67%	0
2012	12.069237	13.033456	7.99%	26,479
2011	11.577526	12.069237	4.25%	23,478
2010	10.954949	11.577526	5.68%	26,113
2009	10.126842	10.954949	8.18%	26,649
2008	11.435078	10.126842	-11.44%	296,692
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	17.096014	19.870601	16.23%	21,719
2016	15.572096	17.096014	9.79%	23,571
2015	16.960891	15.572096	-8.19%	21,763
2014	17.510954	16.960891	-3.14%	22,049
2013	13.421458	17.510954	30.47%	0
2012	11.066998	13.421458	21.27%	20,913
2011	11.292708	11.066998	-2.00%	614
2010*	10.000000	11.292708	12.93%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	25.635272	27.493393	7.25%	111,427
2016	21.561529	25.635272	18.89%	141,537
2015	22.814725	21.561529	-5.49%	175,291
2014	20.424023	22.814725	11.71%	169,107
2013	15.683748	20.424023	30.22%	1,893
2012	13.856862	15.683748	13.18%	200,932
2011	13.942834	13.856862	-0.62%	249,825
2010	12.459245	13.942834	11.91%	270,560
2009*	10.000000	12.459245	24.59%	36,398
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	16.087041	18.423322	14.52%	9,363,219
2016	14.922505	16.087041	7.80%	10,644,335
2015	14.941432	14.922505	-0.13%	11,588,280
2014	14.389503	14.941432	3.84%	12,115,094
2013	11.801550	14.389503	21.93%	76,726
2012	10.312373	11.801550	14.44%	12,684,626
2011	10.330858	10.312373	-0.18%	13,208,661
2010	9.325078	10.330858	10.79%	13,551,727
2009	7.639940	9.325078	22.06%	8,256,673
2008	11.000442	7.639940	-30.55%	1,762,797
121

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	12.011635	12.261405	2.08%	2,890,020
2016	11.831287	12.011635	1.52%	2,928,233
2015	11.990578	11.831287	-1.33%	3,223,451
2014	11.548990	11.990578	3.82%	3,229,448
2013	11.985942	11.548990	-3.65%	42,388
2012	11.546118	11.985942	3.81%	2,844,451
2011	11.042165	11.546118	4.56%	2,769,286
2010	10.533955	11.042165	4.82%	2,882,558
2009	9.497230	10.533955	10.92%	2,063,556
2008	10.654712	9.497230	-10.86%	582,258
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	16.500312	21.372909	29.53%	146,593
2016	16.652152	16.500312	-0.91%	174,016
2015	15.803355	16.652152	5.37%	184,191
2014	15.691090	15.803355	0.72%	193,655
2013	12.333180	15.691090	27.23%	863
2012	10.214607	12.333180	20.74%	205,705
2011	11.388162	10.214607	-10.31%	225,120
2010	10.345640	11.388162	10.08%	215,518
2009	7.387323	10.345640	40.05%	172,520
2008	12.172813	7.387323	-39.31%	86,319
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	17.158194	21.687148	26.40%	264,632
2016	15.906781	17.158194	7.87%	339,621
2015	15.112403	15.906781	5.26%	382,787
2014	14.139854	15.112403	6.88%	404,775
2013	11.030803	14.139854	28.19%	10,830
2012	9.500514	11.030803	16.11%	445,856
2011	10.078460	9.500514	-5.73%	515,220
2010	8.621883	10.078460	16.89%	526,682
2009	6.281631	8.621883	37.26%	440,899
2008	11.385541	6.281631	-44.83%	288,557
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	15.040732	18.137530	20.59%	2,027,930
2016	13.689746	15.040732	9.87%	2,440,874
2015	13.693207	13.689746	-0.03%	2,747,330
2014	12.560847	13.693207	9.01%	2,884,361
2013	9.551526	12.560847	31.51%	49,956
2012	8.250277	9.551526	15.77%	3,439,791
2011	8.532609	8.250277	-3.31%	3,665,022
2010	7.774220	8.532609	9.76%	3,863,868
2009	6.014749	7.774220	29.25%	2,712,874
2008	9.819431	6.014749	-38.75%	739,351
122

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	28.146169	32.761349	16.40%	88,875
2016	24.204722	28.146169	16.28%	112,046
2015	26.179675	24.204722	-7.54%	127,194
2014	24.301613	26.179675	7.73%	126,326
2013	18.160982	24.301613	33.81%	2,936
2012	15.539726	18.160982	16.87%	137,687
2011	16.123246	15.539726	-3.62%	157,820
2010	14.121341	16.123246	14.18%	161,198
2009	11.131655	14.121341	26.86%	119,592
2008	17.928436	11.131655	-37.91%	82,586
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	23.030382	24.316807	5.59%	11,978
2016	20.398207	23.030382	12.90%	13,038
2015	21.177241	20.398207	-3.68%	16,644
2014	20.880250	21.177241	1.42%	16,904
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	14.639443	18.063813	23.39%	39,919
2016	13.036263	14.639443	12.30%	46,035
2015	13.340372	13.036263	-2.28%	49,584
2014	12.658432	13.340372	5.39%	53,199
2013	8.917257	12.658432	41.95%	0
2012	7.717412	8.917257	15.55%	75,620
2011	8.832585	7.717412	-12.63%	88,521
2010	7.739930	8.832585	14.12%	75,102
2009	5.116272	7.739930	51.28%	39,045
2008*	10.000000	5.116272	-48.84%	1,958
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	16.465689	19.275577	17.07%	145,720
2016	15.119880	16.465689	8.90%	181,128
2015	15.352276	15.119880	-1.51%	223,170
2014	14.046764	15.352276	9.29%	251,298
2013	10.250970	14.046764	37.03%	6,524
2012	9.305930	10.250970	10.16%	257,933
2011	9.726873	9.305930	-4.33%	272,573
2010	7.959593	9.726873	22.20%	291,016
2009	6.130958	7.959593	29.83%	506,652
2008*	10.000000	6.130958	-38.69%	586,368
123

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	13.555436	16.061092	18.48%	11,535
2016	12.647970	13.555436	7.17%	11,573
2015	13.016941	12.647970	-2.83%	13,263
2014	12.595318	13.016941	3.35%	13,266
2013	9.836152	12.595318	28.05%	0
2012	8.562658	9.836152	14.87%	13,282
2011	9.247549	8.562658	-7.41%	18,389
2010	8.133865	9.247549	13.69%	40,950
2009	6.365782	8.133865	27.77%	29,049
2008*	10.000000	6.365782	-36.34%	23,827
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	13.209118	14.638635	10.82%	6,106,751
2016	12.586810	13.209118	4.94%	6,812,488
2015	12.863060	12.586810	-2.15%	7,240,763
2014	12.470220	12.863060	3.15%	7,690,604
2013	10.997048	12.470220	13.40%	13,278
2012	10.012205	10.997048	9.84%	8,107,688
2011	10.261354	10.012205	-2.43%	8,528,679
2010	9.397542	10.261354	9.19%	8,859,630
2009	7.930212	9.397542	18.50%	4,729,026
2008*	10.000000	7.930212	-20.70%	274,859
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	13.578369	15.552016	14.54%	6,415,111
2016	12.792368	13.578369	6.14%	7,311,684
2015	13.108816	12.792368	-2.41%	8,112,949
2014	12.659918	13.108816	3.55%	8,071,066
2013	10.557671	12.659918	19.91%	20,865
2012	9.393792	10.557671	12.39%	8,209,753
2011	9.837220	9.393792	-4.51%	8,608,210
2010	8.850147	9.837220	11.15%	8,441,009
2009	7.207070	8.850147	22.80%	4,672,637
2008*	10.000000	7.207070	-27.93%	268,100
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	12.317902	12.957393	5.19%	1,914,317
2016	11.905348	12.317902	3.47%	2,143,365
2015	12.126755	11.905348	-1.83%	2,240,871
2014	11.865739	12.126755	2.20%	2,444,755
2013	11.433714	11.865739	3.78%	6,384
2012	10.754709	11.433714	6.31%	2,973,968
2011	10.722785	10.754709	0.30%	2,951,806
2010	10.151663	10.722785	5.63%	2,756,417
2009	9.082054	10.151663	11.78%	1,488,332
2008*	10.000000	9.082054	-9.18%	50,408
124

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.833846	12.297157	13.51%	50,745
2016	10.377394	10.833846	4.40%	51,295
2015	10.963582	10.377394	-5.35%	52,809
2014	10.840506	10.963582	1.14%	36,259
2013*	10.000000	10.840506	8.41%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.839641	12.628059	16.50%	11,850
2016	10.318836	10.839641	5.05%	11,963
2015	10.968496	10.318836	-5.92%	12,082
2014	10.979220	10.968496	-0.10%	14,897
2013*	10.000000	10.979220	9.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	13.427537	15.135358	12.72%	8,295,536
2016	12.719304	13.427537	5.57%	9,401,569
2015	12.999321	12.719304	-2.15%	10,018,213
2014	12.569469	12.999321	3.42%	10,537,905
2013	10.788427	12.569469	16.51%	32,586
2012	9.707840	10.788427	11.13%	11,312,195
2011	10.050033	9.707840	-3.40%	11,840,130
2010	9.124286	10.050033	10.15%	12,178,021
2009	7.565372	9.124286	20.61%	6,816,514
2008*	10.000000	7.565372	-24.35%	510,148
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	13.514290	15.781186	16.77%	695,538
2016	12.700082	13.514290	6.41%	763,900
2015	13.037904	12.700082	-2.59%	807,498
2014	12.607773	13.037904	3.41%	830,669
2013	10.257738	12.607773	22.91%	48,822
2012	9.051808	10.257738	13.32%	865,409
2011	9.600776	9.051808	-5.72%	916,834
2010	8.567131	9.600776	12.07%	926,148
2009	6.843520	8.567131	25.19%	544,144
2008*	10.000000	6.843520	-31.56%	373,869
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	13.006302	14.135255	8.68%	1,849,733
2016	12.406458	13.006302	4.83%	2,117,394
2015	12.679500	12.406458	-2.15%	2,390,616
2014	12.317687	12.679500	2.94%	2,603,684
2013	11.196381	12.317687	10.01%	0
2012	10.287903	11.196381	8.83%	2,985,607
2011	10.430294	10.287903	-1.37%	3,101,444
2010	9.672495	10.430294	7.83%	3,185,650
2009	8.310716	9.672495	16.39%	1,772,808
2008*	10.000000	8.310716	-16.89%	148,733
125

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	12.729580	13.116117	3.04%	197,566
2016	12.257281	12.729580	3.85%	240,828
2015	12.503698	12.257281	-1.97%	276,179
2014	12.077671	12.503698	3.53%	291,457
2013	12.477591	12.077671	-3.21%	5,160
2012	11.738341	12.477591	6.30%	256,948
2011	11.171635	11.738341	5.07%	249,403
2010	10.578837	11.171635	5.60%	271,958
2009	9.850251	10.578837	7.40%	318,890
2008*	10.000000	9.850251	-1.50%	3,799
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	13.624809	13.982939	2.63%	61,650
2016	13.331216	13.624809	2.20%	69,201
2015	13.549573	13.331216	-1.61%	73,653
2014	13.062618	13.549573	3.73%	74,089
2013	13.484158	13.062618	-3.13%	0
2012	12.728494	13.484158	5.94%	75,503
2011	12.135789	12.728494	4.88%	76,471
2010	11.349822	12.135789	6.92%	88,287
2009	9.856077	11.349822	15.16%	33,537
2008*	10.000000	9.856077	-1.44%	4,135
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	28.098376	39.245728	39.67%	4,514
2016	26.433272	28.098376	6.30%	5,165
2015	31.906760	26.433272	-17.15%	5,724
2014	34.222684	31.906760	-6.77%	7,163
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	13.362916	13.491784	0.96%	246,833
2016	13.411671	13.362916	-0.36%	271,111
2015	13.575603	13.411671	-1.21%	326,343
2014	13.126829	13.575603	3.42%	340,584
2013	13.833873	13.126829	-5.11%	5,750
2012	13.573201	13.833873	1.92%	321,596
2011	12.795445	13.573201	6.08%	289,745
2010	12.347328	12.795445	3.63%	335,412
2009	12.157809	12.347328	1.56%	470,921
2008	11.412073	12.157809	6.53%	517,391
126

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	9.979667	9.911787	-0.68%	798,311
2016	10.089598	9.979667	-1.09%	840,976
2015	10.201817	10.089598	-1.10%	875,377
2014	10.315280	10.201817	-1.10%	830,405
2013	10.430010	10.315280	-1.10%	70
2012	10.546329	10.430010	-1.10%	559,719
2011	10.663301	10.546329	-1.10%	527,659
2010	10.781886	10.663301	-1.10%	621,100
2009	10.897233	10.781886	-1.06%	606,454
2008	10.796706	10.897233	0.93%	363,177
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	8.630055	10.846301	25.68%	62,427
2016	8.670834	8.630055	-0.47%	86,582
2015	9.059033	8.670834	-4.29%	96,145
2014	9.226189	9.059033	-1.81%	82,224
2013	7.935154	9.226189	16.27%	0
2012	6.963352	7.935154	13.96%	84,983
2011	7.822932	6.963352	-10.99%	101,614
2010	6.999728	7.822932	11.76%	64,986
2009	5.467370	6.999728	28.03%	38,910
2008*	10.000000	5.467370	-45.33%	4,351
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	9.712265	11.954935	23.09%	251,373
2016	9.768907	9.712265	-0.58%	24,173
2015	10.016679	9.768907	-2.47%	28,278
2014	10.796117	10.016679	-7.22%	22,950
2013	9.020778	10.796117	19.68%	0
2012	7.716089	9.020778	16.91%	26,290
2011	8.952007	7.716089	-13.81%	27,548
2010	8.427987	8.952007	6.22%	24,518
2009	6.626051	8.427987	27.19%	14,305
2008	11.772823	6.626051	-43.72%	4,590
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	27.016111	31.644046	17.13%	20,276
2016	24.953272	27.016111	8.27%	27,115
2015	25.485178	24.953272	-2.09%	37,835
2014	24.544974	25.485178	3.83%	51,132
2013	19.503666	24.544974	25.85%	0
2012	17.015138	19.503666	14.63%	30,250
2011	17.908015	17.015138	-4.99%	33,765
2010	15.796289	17.908015	13.37%	44,007
2009	12.556025	15.796289	25.81%	30,505
2008	20.102175	12.556025	-37.54%	17,693
127

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	16.313819	17.930780	9.91%	1,218,136
2016	15.516816	16.313819	5.14%	1,410,719
2015	15.716696	15.516816	-1.27%	1,475,093
2014	15.194780	15.716696	3.43%	1,544,809
2013	13.545432	15.194780	12.18%	3,301
2012	12.521179	13.545432	8.18%	1,609,535
2011	12.549129	12.521179	-0.22%	1,737,161
2010	11.554648	12.549129	8.61%	1,798,922
2009*	10.000000	11.554648	15.55%	718,508
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	18.819759	21.369674	13.55%	1,614,599
2016	17.661632	18.819759	6.56%	1,836,024
2015	17.953561	17.661632	-1.63%	1,936,341
2014	17.253971	17.953561	4.05%	2,001,638
2013	14.599701	17.253971	18.18%	41,902
2012	13.151411	14.599701	11.01%	1,898,143
2011	13.422987	13.151411	-2.02%	1,940,263
2010	12.114759	13.422987	10.80%	1,973,976
2009*	10.000000	12.114759	21.15%	857,845
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	15.117346	15.801147	4.52%	1,113,499
2016	14.659976	15.117346	3.12%	995,118
2015	14.783880	14.659976	-0.84%	1,012,013
2014	14.388550	14.783880	2.75%	1,050,960
2013	13.878040	14.388550	3.68%	3,077
2012	13.342218	13.878040	4.02%	1,365,454
2011	13.106178	13.342218	1.80%	1,357,691
2010	12.514492	13.106178	4.73%	1,317,898
2009	11.599891	12.514492	7.88%	811,533
2008	12.480594	11.599891	-7.06%	221,518
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.821929	12.204959	12.78%	6,072
2016	10.351156	10.821929	4.55%	0
2015	10.816879	10.351156	-4.31%	12,053
2014	10.675022	10.816879	1.33%	0
2013*	10.000000	10.675022	6.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.881368	12.587532	15.68%	17,544
2016	10.287043	10.881368	5.78%	11,688
2015	10.829782	10.287043	-5.01%	11,829
2014	10.763622	10.829782	0.61%	0
2013*	10.000000	10.763622	7.64%	0
128

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	21.251408	23.735256	11.69%	2,754,931
2016	20.054647	21.251408	5.97%	3,081,922
2015	20.345799	20.054647	-1.43%	3,440,706
2014	19.558733	20.345799	4.02%	3,829,465
2013	16.956780	19.558733	15.34%	257,840
2012	15.472895	16.956780	9.59%	4,230,446
2011	15.650961	15.472895	-1.14%	4,437,002
2010	14.267833	15.650961	9.69%	4,664,068
2009	12.109339	14.267833	17.83%	3,322,817
2008	15.941961	12.109339	-24.04%	905,820
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	24.580141	28.365156	15.40%	649,973
2016	22.909721	24.580141	7.29%	750,937
2015	23.334833	22.909721	-1.82%	825,343
2014	22.480038	23.334833	3.80%	870,606
2013	18.573691	22.480038	21.03%	42,531
2012	16.509073	18.573691	12.51%	927,774
2011	17.055012	16.509073	-3.20%	989,935
2010	15.283141	17.055012	11.59%	1,027,129
2009	12.422876	15.283141	23.02%	1,019,950
2008	18.308411	12.422876	-32.15%	648,008
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	18.236492	19.697808	8.01%	841,247
2016	17.443970	18.236492	4.54%	931,458
2015	17.643383	17.443970	-1.13%	1,046,698
2014	17.032378	17.643383	3.59%	1,124,088
2013	15.586053	17.032378	9.28%	8,230
2012	14.587026	15.586053	6.85%	1,304,842
2011	14.450881	14.587026	0.94%	1,336,853
2010	13.464824	14.450881	7.32%	1,415,919
2009	11.884099	13.464824	13.30%	1,041,851
2008	14.144179	11.884099	-15.98%	302,707
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	24.051180	30.226195	25.67%	79,041
2016	23.535547	24.051180	2.19%	96,077
2015	22.702494	23.535547	3.67%	100,230
2014	21.144539	22.702494	7.37%	100,667
2013	15.687374	21.144539	34.79%	1,727
2012	13.394711	15.687374	17.12%	128,119
2011	13.889943	13.394711	-3.57%	175,829
2010	12.942109	13.889943	7.32%	209,294
2009*	10.000000	12.942109	29.42%	8,346
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.331415	12.011658	16.26%	94,690
2016	9.623454	10.331415	7.36%	13,197
2015	9.954174	9.623454	-3.32%	0
2014*	10.000000	9.954174	-0.46%	0
129

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.941570	13.169443	20.36%	0
2016	10.053109	10.941570	8.84%	0
2015	10.150561	10.053109	-0.96%	0
2014*	10.000000	10.150561	1.51%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	40.919004	46.855963	14.51%	13,485
2016	34.394501	40.919004	18.97%	15,134
2015	35.681284	34.394501	-3.61%	17,366
2014	32.972038	35.681284	8.22%	17,789
2013	25.057608	32.972038	31.58%	0
2012	21.568305	25.057608	16.18%	25,775
2011	22.377032	21.568305	-3.61%	22,639
2010	17.928240	22.377032	24.81%	22,137
2009	13.255499	17.928240	35.25%	20,966
2008	21.095101	13.255499	-37.16%	14,273
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	16.558114	17.413330	5.16%	188,817
2016	15.409369	16.558114	7.45%	168,189
2015	16.044488	15.409369	-3.96%	174,699
2014	15.616451	16.044488	2.74%	179,108
2013	15.969701	15.616451	-2.21%	0
2012	14.385546	15.969701	11.01%	152,687
2011	13.780632	14.385546	4.39%	146,749
2010	12.599863	13.780632	9.37%	155,094
2009	10.242806	12.599863	23.01%	104,620
2008	12.521962	10.242806	-18.20%	36,700
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	10.414128	12.930084	24.16%	190,248
2016	10.796513	10.414128	-3.54%	236,529
2015	10.988510	10.796513	-1.75%	275,750
2014	11.262999	10.988510	-2.44%	303,315
2013	9.405778	11.262999	19.75%	7,976
2012	8.232874	9.405778	14.25%	278,168
2011	9.210640	8.232874	-10.62%	284,943
2010	8.183302	9.210640	12.55%	290,364
2009	6.079248	8.183302	34.61%	464,435
2008*	10.000000	6.079248	-39.21%	464,336
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	15.724614	19.056774	21.19%	95,343
2016	15.144613	15.724614	3.83%	118,466
2015	16.177859	15.144613	-6.39%	120,621
2014	18.110369	16.177859	-10.67%	114,719
130

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	15.092771	19.387309	28.45%	81,893
2016	14.962421	15.092771	0.87%	97,133
2015	14.669732	14.962421	2.00%	116,770
2014	13.466292	14.669732	8.94%	132,272
2013	10.129940	13.466292	32.94%	3,134
2012	8.819406	10.129940	14.86%	136,061
2011	9.215178	8.819406	-4.29%	154,092
2010	8.077111	9.215178	14.09%	157,826
2009	6.313731	8.077111	27.93%	278,255
2008*	10.000000	6.313731	-36.86%	2,929
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	15.263537	17.264144	13.11%	39,077
2016	13.298955	15.263537	14.77%	55,258
2015	13.925404	13.298955	-4.50%	68,042
2014	12.772017	13.925404	9.03%	69,331
2013	9.564017	12.772017	33.54%	1,124
2012	8.223917	9.564017	16.30%	89,686
2011	8.854670	8.223917	-7.12%	100,902
2010	7.940970	8.854670	11.51%	98,944
2009	6.301835	7.940970	26.01%	63,713
2008*	10.000000	6.301835	-36.98%	7,028
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	15.194538	19.163928	26.12%	135,146
2016	14.485878	15.194538	4.89%	153,885
2015	14.697796	14.485878	-1.44%	180,000
2014	14.328285	14.697796	2.58%	204,734
2013	10.452380	14.328285	37.08%	5,468
2012	9.218852	10.452380	13.38%	207,999
2011	9.755389	9.218852	-5.50%	242,419
2010	7.799454	9.755389	25.08%	254,746
2009	6.223953	7.799454	25.31%	323,940
2008*	10.000000	6.223953	-37.76%	186,137
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	19.748185	22.234488	12.59%	98,729
2016	16.979858	19.748185	16.30%	115,969
2015	17.678860	16.979858	-3.95%	139,357
2014	15.275597	17.678860	15.73%	164,873
2013	11.383937	15.275597	34.19%	3,570
2012	9.893653	11.383937	15.06%	179,085
2011	10.241195	9.893653	-3.39%	219,776
2010	8.655721	10.241195	18.32%	229,324
2009	6.708071	8.655721	29.03%	292,043
2008*	10.000000	6.708071	-32.92%	348,314
131

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	25.144904	30.998445	23.28%	13,090
2016	23.527915	25.144904	6.87%	11,174
2015	23.664265	23.527915	-0.58%	12,447
2014	23.335168	23.664265	1.41%	12,262
2013	16.390818	23.335168	42.37%	0
2012	14.654812	16.390818	11.85%	9,861
2011	14.946179	14.654812	-1.95%	11,327
2010	12.079751	14.946179	23.73%	10,176
2009	9.603308	12.079751	25.79%	8,266
2008	18.162402	9.603308	-47.13%	6,068
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	40.982213	44.080535	7.56%	5,018
2016	32.987396	40.982213	24.24%	5,588
2015	35.592848	32.987396	-7.32%	7,590
2014	33.708282	35.592848	5.59%	7,074
2013	24.340900	33.708282	38.48%	0
2012	20.458237	24.340900	18.98%	6,878
2011	21.878380	20.458237	-6.49%	8,106
2010	17.490921	21.878380	25.08%	8,042
2009	14.051653	17.490921	24.48%	8,547
2008	20.987005	14.051653	-33.05%	4,610
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	36.890209	41.301322	11.96%	12,057
2016	30.437667	36.890209	21.20%	17,571
2015	31.370712	30.437667	-2.97%	20,472
2014	31.544247	31.370712	-0.55%	20,166
2013	22.692820	31.544247	39.01%	270
2012	19.913606	22.692820	13.96%	26,318
2011	21.375048	19.913606	-6.84%	34,944
2010	17.292951	21.375048	23.61%	34,070
2009	13.007015	17.292951	32.95%	30,188
2008	21.334732	13.007015	-39.03%	52,977
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	25.430949	30.243991	18.93%	88,391
2016	23.131992	25.430949	9.94%	108,717
2015	23.235475	23.131992	-0.45%	135,747
2014	21.011147	23.235475	10.59%	153,932
2013	16.243424	21.011147	29.35%	4,591
2012	14.426790	16.243424	12.59%	151,129
2011	14.531949	14.426790	-0.72%	164,214
2010	12.977438	14.531949	11.98%	174,142
2009	10.450884	12.977438	24.18%	303,444
2008	18.098184	10.450884	-42.25%	371,417
132

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	14.208042	14.915414	4.98%	23,727
2016	13.403683	14.208042	6.00%	26,970
2015	14.365934	13.403683	-6.70%	31,538
2014	11.294702	14.365934	27.19%	27,840
2013	11.120054	11.294702	1.57%	861
2012	9.728208	11.120054	14.31%	36,116
2011	9.267311	9.728208	4.97%	55,881
2010	7.217882	9.267311	28.39%	44,212
2009	5.591849	7.217882	29.08%	43,199
2008*	10.000000	5.591849	-44.08%	991
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	14.409611	17.276337	19.89%	21,546
2016	13.078957	14.409611	10.17%	5,903
2015	13.100903	13.078957	-0.17%	3,677
2014	11.714667	13.100903	11.83%	3,330
2013*	10.000000	11.714667	17.15%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	10.679925	10.729568	0.46%	169,686
2016	10.535869	10.679925	1.37%	201,238
2015	10.689508	10.535869	-1.44%	229,973
2014	10.755282	10.689508	-0.61%	217,730
2013	10.863450	10.755282	-1.00%	748
2012	10.610693	10.863450	2.38%	217,193
2011	10.590916	10.610693	0.19%	203,892
2010	10.455700	10.590916	1.29%	227,819
2009	9.870265	10.455700	5.93%	195,686
2008*	10.000000	9.870265	-1.30%	20,126
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	14.636167	16.528393	12.93%	9,469
2016	12.243257	14.636167	19.54%	1,673
2015	13.014799	12.243257	-5.93%	60
2014	12.586668	13.014799	3.40%	0
2013*	10.000000	12.586668	25.87%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	14.292667	17.347265	21.37%	251,693
2016	14.291805	14.292667	0.01%	325,886
2015	15.037665	14.291805	-4.96%	355,986
2014	16.553514	15.037665	-9.16%	359,924
2013	13.937028	16.553514	18.77%	5,654
2012	11.786443	13.937028	18.25%	350,828
2011	13.608361	11.786443	-13.39%	365,788
2010	12.938556	13.608361	5.18%	336,076
2009*	10.000000	12.938556	29.39%	394,858
133

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	32.273403	39.759702	23.20%	1,117
2016	31.327620	32.273403	3.02%	951
2015	31.364019	31.327620	-0.12%	1,046
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	10.859099	10.835695	-0.22%	208,829
2016	10.847291	10.859099	0.11%	235,063
2015	10.947819	10.847291	-0.92%	267,707
2014	11.002477	10.947819	-0.50%	273,831
2013	11.056663	11.002477	-0.49%	3,106
2012	10.687758	11.056663	3.45%	256,237
2011	10.775185	10.687758	-0.81%	233,720
2010	10.348131	10.775185	4.13%	261,729
2009	9.232776	10.348131	12.08%	339,116
2008	10.783585	9.232776	-14.38%	507,930
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	27.525649	32.240862	17.13%	8,270
2016	25.332640	27.525649	8.66%	13,013
2015	25.733703	25.332640	-1.56%	13,463
2014	23.572645	25.733703	9.17%	14,996
2013	17.321353	23.572645	36.09%	0
2012	15.781695	17.321353	9.76%	17,360
2011	16.464022	15.781695	-4.14%	32,304
2010	13.550142	16.464022	21.50%	36,446
2009	10.424720	13.550142	29.98%	37,993
2008	17.406427	10.424720	-40.11%	39,981
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	31.717754	42.763324	34.82%	10,067
2016	32.120008	31.717754	-1.25%	10,132
2015	31.326830	32.120008	2.53%	11,855
2014	31.037128	31.326830	0.93%	12,889
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	10.280658	10.781643	4.87%	1,952
2016	9.781852	10.280658	5.10%	2,307
2015	10.143405	9.781852	-3.56%	2,855
2014	10.006909	10.143405	1.36%	2,283
2013	10.155480	10.006909	-1.46%	0
2012*	10.000000	10.155480	1.55%	2,880
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.875693	11.099776	25.06%	3,599
2016	9.224626	8.875693	-3.78%	3,547
2015	9.046251	9.224626	1.97%	1,026
2014*	10.000000	9.046251	-9.54%	368
134

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	27.690464	31.942668	15.36%	117,227
2016	25.155462	27.690464	10.08%	143,124
2015	24.668838	25.155462	1.97%	177,324
2014	22.593385	24.668838	9.19%	196,379
2013	17.380441	22.593385	29.99%	4,379
2012	15.071024	17.380441	15.32%	199,332
2011	15.286382	15.071024	-1.41%	223,386
2010	13.344466	15.286382	14.55%	228,742
2009	10.541795	13.344466	26.59%	329,927
2008	17.367569	10.541795	-39.30%	336,948
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	40.416050	45.533057	12.66%	15,863
2016	34.727337	40.416050	16.38%	22,901
2015	37.392175	34.727337	-7.13%	25,521
2014	33.861635	37.392175	10.43%	27,179
2013	24.347433	33.861635	39.08%	0
2012	20.921934	24.347433	16.37%	30,997
2011	21.670556	20.921934	-3.45%	41,142
2010	17.806039	21.670556	21.70%	38,826
2009	13.152903	17.806039	35.38%	30,857
2008	21.451962	13.152903	-38.69%	106,023
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.495321	11.768898	12.13%	3,116
2016	9.398813	10.495321	11.67%	9,448
2015	10.464843	9.398813	-10.19%	5,832
2014	10.533324	10.464843	-0.65%	10,413
2013	10.638843	10.533324	-0.99%	0
2012*	10.000000	10.638843	6.39%	13,555
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	9.940807	10.793322	8.58%	5,777
2016	8.878006	9.940807	11.97%	61
2015	9.194221	8.878006	-3.44%	61
2014	9.167719	9.194221	0.29%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	11.253531	12.324856	9.52%	12,070
2016	11.057315	11.253531	1.77%	16,481
2015	12.044545	11.057315	-8.20%	19,714
2014	12.141970	12.044545	-0.80%	19,953
2013	13.139916	12.141970	-7.59%	0
2012	12.625815	13.139916	4.07%	54,524
2011	11.774859	12.625815	7.23%	54,943
2010	10.885591	11.774859	8.17%	38,453
2009*	10.000000	10.885591	8.86%	14,357
135

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	11.634861	11.651319	0.14%	367,225
2016	11.612368	11.634861	0.19%	411,861
2015	11.717057	11.612368	-0.89%	445,611
2014	11.759392	11.717057	-0.36%	486,769
2013	11.917865	11.759392	-1.33%	2,977
2012	11.395491	11.917865	4.58%	427,008
2011	11.406927	11.395491	-0.10%	405,872
2010	10.965168	11.406927	4.03%	401,693
2009*	10.000000	10.965168	9.65%	253,219
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.899642	11.299359	3.67%	28,208
2016	10.742984	10.899642	1.46%	35,529
2015	10.826136	10.742984	-0.77%	35,323
2014	10.508603	10.826136	3.02%	53,620
2013	10.848202	10.508603	-3.13%	0
2012	10.017458	10.848202	8.29%	56,908
2011*	10.000000	10.017458	0.17%	15,015
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	28.339064	35.681824	25.91%	20,039
2016	32.092302	28.339064	-11.70%	17,887
2015	28.851376	32.092302	11.23%	22,873
2014	22.230843	28.851376	29.78%	22,089
2013	14.934298	22.230843	48.86%	0
2012	11.527357	14.934298	29.56%	33,550
2011	10.558722	11.527357	9.17%	6,423
2010*	10.000000	10.558722	5.59%	618
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.820159	7.581892	-3.05%	6,917
2016	5.513376	7.820159	41.84%	6,948
2015	8.399050	5.513376	-34.36%	6,824
2014	10.529677	8.399050	-20.23%	4,232
2013	9.652965	10.529677	9.08%	0
2012*	10.000000	9.652965	-3.47%	1,219
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.977002	7.755528	-2.78%	7,156
2016	5.612326	7.977002	42.13%	24,691
2015	8.526767	5.612326	-34.18%	24,691
2014	10.657673	8.526767	-19.99%	34,579
2013	9.749237	10.657673	9.32%	0
2012*	10.000000	9.749237	-2.51%	36,895
136

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2017	19.886321	26.472753	33.12%	0
2016	20.003209	19.886321	-0.58%	0
2015	19.957443	20.003209	0.23%	0
2014	19.428594	19.957443	2.72%	0
2013	14.043776	19.428594	38.34%	0
2012	11.795232	14.043776	19.06%	0
2011	12.625755	11.795232	-6.58%	0
2010*	10.000000	12.625755	26.26%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	17.226288	21.442881	24.48%	53,991
2016	16.165097	17.226288	6.56%	59,701
2015	16.830018	16.165097	-3.95%	63,666
2014	17.342844	16.830018	-2.96%	76,803
2014	17.342844	16.830018	-2.96%	0
2013	11.672517	17.342844	48.58%	0
2012	10.941426	11.672517	6.68%	75,876
2011	11.595904	10.941426	-5.64%	0
2010	9.248681	11.595904	25.38%	58,940
2009	6.126378	9.248681	50.96%	25,973
2008	10.575221	6.126378	-42.07%	0
137

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	10.298511	11.356879	10.28%	0
2016	10.328814	10.298511	-0.29%	0
2015	10.850095	10.328814	-4.80%	0
2014	10.795314	10.850095	0.51%	0
2013	9.999333	10.795314	7.96%	0
2012*	10.000000	9.999333	-0.01%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	27.401233	29.827862	8.86%	0
2016	22.763160	27.401233	20.38%	0
2015	25.026247	22.763160	-9.04%	0
2014	23.816798	25.026247	5.08%	0
2013	17.940770	23.816798	32.75%	0
2012	15.702525	17.940770	14.25%	0
2011	17.815678	15.702525	-11.86%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	9.916180	9.916317	0.00%	0
2016	9.848082	9.916180	0.69%	0
2015	10.469054	9.848082	-5.93%	0
2014	10.507667	10.469054	-0.37%	0
2013	11.903906	10.507667	-11.73%	0
2012	11.494171	11.903906	3.56%	0
2011	10.663490	11.494171	7.79%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2017	21.321854	22.925754	7.52%	0
2016	18.012237	21.321854	18.37%	0
2015	18.975035	18.012237	-5.07%	0
2014	16.924913	18.975035	12.11%	0
2013	13.508454	16.924913	25.29%	0
2012	12.051216	13.508454	12.09%	0
2011	12.600125	12.051216	-4.36%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	12.867999	14.114089	9.68%	0
2016	12.851280	12.867999	0.13%	0
2015	13.459135	12.851280	-4.52%	0
2014	13.690058	13.459135	-1.69%	0
2013	12.405470	13.690058	10.36%	0
2012	11.697297	12.405470	6.05%	0
2011	12.585068	11.697297	-7.05%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.052457	0.52%	0
138

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	14.000170	15.092503	7.80%	0
2016	11.072014	14.000170	26.45%	0
2015	12.272779	11.072014	-9.78%	0
2014	12.047668	12.272779	1.87%	0
2013*	10.000000	12.047668	20.48%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.203618	12.432553	10.97%	0
2016	10.082070	11.203618	11.12%	0
2015	10.723034	10.082070	-5.98%	0
2014*	10.000000	10.723034	7.23%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	28.171186	30.544489	8.42%	0
2016	23.228679	28.171186	21.28%	0
2015	24.658221	23.228679	-5.80%	0
2014	24.320289	24.658221	1.39%	0
2013	17.919007	24.320289	35.72%	0
2012	16.052979	17.919007	11.62%	0
2011	16.549531	16.052979	-3.00%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	18.510062	21.642563	16.92%	0
2016	17.219244	18.510062	7.50%	0
2015	17.699352	17.219244	-2.71%	0
2014	16.224625	17.699352	9.09%	0
2013	12.772031	16.224625	27.03%	0
2012	11.468506	12.772031	11.37%	0
2011	11.700137	11.468506	-1.98%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2017	15.752923	19.299784	22.52%	0
2016	15.172799	15.752923	3.82%	0
2015	16.170150	15.172799	-6.17%	0
2014	15.548371	16.170150	4.00%	0
2013	13.341849	15.548371	16.54%	0
2012	12.560667	13.341849	6.22%	0
2011	11.975312	12.560667	4.89%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	9.794070	9.772534	-0.22%	0
2016	9.319823	9.794070	5.09%	0
2015	9.759688	9.319823	-4.51%	0
2014*	10.000000	9.759688	-2.40%	0
139

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	10.204737	10.212542	0.08%	0
2016	10.218391	10.204737	-0.13%	0
2015	10.641279	10.218391	-3.97%	0
2014	10.658520	10.641279	-0.16%	0
2013	10.968533	10.658520	-2.83%	0
2012	10.391633	10.968533	5.55%	0
2011	10.562804	10.391633	-1.62%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2017	12.051307	13.112388	8.80%	0
2016	11.872648	12.051307	1.50%	0
2015	12.375327	11.872648	-4.06%	0
2014	12.312344	12.375327	0.51%	0
2013	11.277235	12.312344	9.18%	0
2012	10.479437	11.277235	7.61%	0
2011	10.910924	10.479437	-3.95%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2017	12.572163	14.099190	12.15%	0
2016	12.318757	12.572163	2.06%	0
2015	12.831133	12.318757	-3.99%	0
2014	12.718941	12.831133	0.88%	0
2013	11.403930	12.718941	11.53%	0
2012	10.457748	11.403930	9.05%	0
2011	10.978145	10.457748	-4.74%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2017	13.180742	15.345456	16.42%	0
2016	12.845735	13.180742	2.61%	0
2015	13.389550	12.845735	-4.06%	0
2014	13.253742	13.389550	1.02%	0
2013	11.318267	13.253742	17.10%	0
2012	10.188939	11.318267	11.08%	0
2011	10.870791	10.188939	-6.27%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	13.731983	12.878205	-6.22%	0
2016	10.663293	13.731983	28.78%	0
2015	13.951443	10.663293	-23.57%	0
2014	16.582626	13.951443	-15.87%	0
2013	13.848880	16.582626	19.74%	0
2012	13.710784	13.848880	1.01%	0
2011	14.994221	13.710784	-8.56%	0
140

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	17.383059	18.889019	8.66%	0
2016	15.309721	17.383059	13.54%	0
2015	16.575894	15.309721	-7.64%	0
2014	15.842622	16.575894	4.63%	0
2013	12.849664	15.842622	23.29%	0
2012	11.382386	12.849664	12.89%	0
2011	11.723744	11.382386	-2.91%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	17.467948	22.716613	30.05%	0
2016	18.010078	17.467948	-3.01%	0
2015	17.466983	18.010078	3.11%	0
2014	16.313289	17.466983	7.07%	0
2013	12.436225	16.313289	31.18%	0
2012	11.271528	12.436225	10.33%	0
2011	11.689317	11.271528	-3.57%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	10.403640	10.435933	0.31%	0
2016	10.323224	10.403640	0.78%	0
2015	10.794960	10.323224	-4.37%	0
2014	10.596949	10.794960	1.87%	0
2013	11.219020	10.596949	-5.54%	0
2012	11.015693	11.219020	1.85%	0
2011	10.669350	11.015693	3.25%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	28.780608	33.463654	16.27%	0
2016	26.658378	28.780608	7.96%	0
2015	28.097430	26.658378	-5.12%	0
2014	27.474574	28.097430	2.27%	0
2013	20.965041	27.474574	31.05%	0
2012	18.975221	20.965041	10.49%	0
2011	22.067530	18.975221	-14.01%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	15.372049	19.274828	25.39%	0
2016	16.822608	15.372049	-8.62%	0
2015	16.885336	16.822608	-0.37%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	10.722953	11.582440	8.02%	0
2016	9.821896	10.722953	9.17%	0
2015	10.858193	9.821896	-9.54%	0
2014	10.946141	10.858193	-0.80%	0
2013	9.169220	10.946141	19.38%	0
2012	8.243519	9.169220	11.23%	0
2011	8.680191	8.243519	-5.03%	0
141

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	12.394046	13.111819	5.79%	0
2016	11.268579	12.394046	9.99%	0
2015	12.570224	11.268579	-10.35%	0
2014	12.457890	12.570224	0.90%	0
2013	11.335925	12.457890	9.90%	0
2012	10.433989	11.335925	8.64%	0
2011	10.565247	10.433989	-1.24%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	26.118942	27.878049	6.73%	0
2016	20.798546	26.118942	25.58%	0
2015	23.284366	20.798546	-10.68%	0
2014	24.004637	23.284366	-3.00%	0
2013	18.267715	24.004637	31.40%	0
2012	15.999578	18.267715	14.18%	0
2011	17.235518	15.999578	-7.17%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.084141	10.949452	35.44%	0
2016	7.136034	8.084141	13.29%	0
2015	9.203153	7.136034	-22.46%	0
2014*	10.000000	9.203153	-7.97%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	15.172704	17.078898	12.56%	0
2016	14.676538	15.172704	3.38%	0
2015	16.273690	14.676538	-9.81%	0
2014	18.986631	16.273690	-14.29%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.021500	8.869684	-1.68%	0
2016	9.085625	9.021500	-0.71%	0
2015	9.843926	9.085625	-7.70%	0
2014*	10.000000	9.843926	-1.56%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.107055	11.027626	9.11%	0
2016	10.042368	10.107055	0.64%	0
2015	11.055217	10.042368	-9.16%	0
2014	11.027048	11.055217	0.26%	0
2013	10.067022	11.027048	9.54%	0
2012*	10.000000	10.067022	0.67%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.287376	9.287787	0.00%	0
2016	9.675064	9.287376	-4.01%	0
2015	9.849082	9.675064	-1.77%	0
2014	9.756948	9.849082	0.94%	0
2013*	10.000000	9.756948	-2.43%	0
142

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	13.281069	16.273673	22.53%	0
2016	13.496305	13.281069	-1.59%	0
2015	13.358569	13.496305	1.03%	0
2014	12.804327	13.358569	4.33%	0
2013	9.496241	12.804327	34.84%	0
2012*	10.000000	9.496241	-5.04%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	12.302838	13.606363	10.60%	0
2016	11.270837	12.302838	9.16%	0
2015	12.208391	11.270837	-7.68%	0
2014	12.151170	12.208391	0.47%	0
2013	9.806766	12.151170	23.91%	0
2012*	10.000000	9.806766	-1.93%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	12.406960	14.617838	17.82%	0
2016	12.789203	12.406960	-2.99%	0
2015	13.123298	12.789203	-2.55%	0
2014	12.634627	13.123298	3.87%	0
2013	9.589342	12.634627	31.76%	0
2012*	10.000000	9.589342	-4.11%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	11.539252	13.164832	14.09%	0
2016	12.278172	11.539252	-6.02%	0
2015	13.889613	12.278172	-11.60%	0
2014	15.201498	13.889613	-8.63%	0
2013	12.595286	15.201498	20.69%	0
2012	10.958473	12.595286	14.94%	0
2011	12.243398	10.958473	-10.49%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	11.275090	11.602343	2.90%	0
2016	10.060336	11.275090	12.07%	0
2015	11.156445	10.060336	-9.82%	0
2014	11.350845	11.156445	-1.71%	0
2013	10.650284	11.350845	6.58%	0
2012*	10.000000	10.650284	6.50%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	12.024841	14.719133	22.41%	0
2016	11.747786	12.024841	2.36%	0
2015	12.927553	11.747786	-9.13%	0
2014	12.425582	12.927553	4.04%	0
2013	9.914467	12.425582	25.33%	0
2012*	10.000000	9.914467	-0.86%	0
143

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	22.989490	28.828083	25.40%	0
2016	23.379187	22.989490	-1.67%	0
2015	21.654630	23.379187	7.96%	0
2014	20.698900	21.654630	4.62%	0
2013	16.396226	20.698900	26.24%	0
2012	13.726048	16.396226	19.45%	0
2011	15.291830	13.726048	-10.24%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	14.969776	20.926088	39.79%	0
2016	13.630933	14.969776	9.82%	0
2015	13.505241	13.630933	0.93%	0
2014	12.805261	13.505241	5.47%	0
2013	9.805848	12.805261	30.59%	0
2012*	10.000000	9.805848	-1.94%	0
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	17.189207	21.688846	26.18%	0
2016	19.101578	17.189207	-10.01%	0
2015	21.717406	19.101578	-12.04%	0
2014	25.617497	21.717406	-15.22%	0
2013	23.240941	25.617497	10.23%	0
2012	21.292213	23.240941	9.15%	0
2011	32.626371	21.292213	-34.74%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.361780	10.310469	23.30%	0
2016	7.177103	8.361780	16.51%	0
2015	9.308559	7.177103	-22.90%	0
2014*	10.000000	9.308559	-6.91%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	12.123620	14.774058	21.86%	0
2016	11.552127	12.123620	4.95%	0
2015	12.240076	11.552127	-5.62%	0
2014	13.718999	12.240076	-10.78%	0
2013	10.071992	13.718999	36.21%	0
2012*	10.000000	10.071992	0.72%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	21.252068	24.056438	13.20%	0
2016	19.364359	21.252068	9.75%	0
2015	20.266433	19.364359	-4.45%	0
2014	19.067024	20.266433	6.29%	0
2013	14.578838	19.067024	30.79%	0
2012	13.044835	14.578838	11.76%	0
2011	13.587381	13.044835	-3.99%	0
144

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	13.832069	16.921045	22.33%	0
2016	13.809198	13.832069	0.17%	0
2015	13.466301	13.809198	2.55%	0
2014	13.805583	13.466301	-2.46%	0
2013	11.214291	13.805583	23.11%	0
2012	10.030050	11.214291	11.81%	0
2011	10.586715	10.030050	-5.26%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	9.936660	10.149896	2.15%	0
2016	9.731097	9.936660	2.11%	0
2015	10.173970	9.731097	-4.35%	0
2014	9.806494	10.173970	3.75%	0
2013	10.226802	9.806494	-4.11%	0
2012	9.711367	10.226802	5.31%	0
2011	9.551660	9.711367	1.67%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	14.647720	16.604607	13.36%	0
2016	13.679929	14.647720	7.07%	0
2015	15.278679	13.679929	-10.46%	0
2014	16.175086	15.278679	-5.54%	0
2013	12.712281	16.175086	27.24%	0
2012	10.749066	12.712281	18.26%	0
2011	11.246344	10.749066	-4.42%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	21.152371	22.125321	4.60%	0
2016	18.241525	21.152371	15.96%	0
2015	19.792244	18.241525	-7.83%	0
2014	18.168253	19.792244	8.94%	0
2013	14.305616	18.168253	27.00%	0
2012	12.961072	14.305616	10.37%	0
2011	13.372119	12.961072	-3.07%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	12.310640	13.750398	11.70%	0
2016	11.708678	12.310640	5.14%	0
2015	12.021350	11.708678	-2.60%	0
2014	11.871396	12.021350	1.26%	0
2013	9.983511	11.871396	18.91%	0
2012	8.945811	9.983511	11.60%	0
2011	9.188972	8.945811	-2.65%	0
145

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	9.192259	9.151609	-0.44%	0
2016	9.283600	9.192259	-0.98%	0
2015	9.647612	9.283600	-3.77%	0
2014	9.528304	9.647612	1.25%	0
2013	10.140027	9.528304	-6.03%	0
2012	10.016689	10.140027	1.23%	0
2011	9.822078	10.016689	1.98%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	12.626782	15.951866	26.33%	0
2016	13.065731	12.626782	-3.36%	0
2015	12.714738	13.065731	2.76%	0
2014	12.945144	12.714738	-1.78%	0
2013	10.433158	12.945144	24.08%	0
2012	8.860887	10.433158	17.74%	0
2011	10.129520	8.860887	-12.52%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	13.129839	16.185865	23.28%	0
2016	12.480472	13.129839	5.20%	0
2015	12.158424	12.480472	2.65%	0
2014	11.664967	12.158424	4.23%	0
2013	9.331100	11.664967	25.01%	0
2012	8.241176	9.331100	13.23%	0
2011	8.964173	8.241176	-8.07%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	11.802036	13.880678	17.61%	0
2016	11.013979	11.802036	7.16%	0
2015	11.296661	11.013979	-2.50%	0
2014	10.625691	11.296661	6.31%	0
2013	8.285088	10.625691	28.25%	0
2012	7.338546	8.285088	12.90%	0
2011	7.782093	7.338546	-5.70%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	18.348193	20.829497	13.52%	0
2016	16.178453	18.348193	13.41%	0
2015	17.943248	16.178453	-9.84%	0
2014	17.079183	17.943248	5.06%	0
2013	13.087493	17.079183	30.50%	0
2012	11.483607	13.087493	13.97%	0
2011	12.216958	11.483607	-6.00%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	15.069072	15.517805	2.98%	0
2016	13.684779	15.069072	10.12%	0
2015	14.568452	13.684779	-6.07%	0
2014	14.729029	14.568452	-1.09%	0
146

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	11.779005	14.175502	20.35%	0
2016	10.754689	11.779005	9.52%	0
2015	11.285186	10.754689	-4.70%	0
2014	10.980358	11.285186	2.78%	0
2013	7.931413	10.980358	38.44%	0
2012	7.038977	7.931413	12.68%	0
2011	8.260493	7.038977	-14.79%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	13.248872	15.126868	14.17%	0
2016	12.474112	13.248872	6.21%	0
2015	12.987607	12.474112	-3.95%	0
2014	12.184996	12.987607	6.59%	0
2013	9.117976	12.184996	33.64%	0
2012	8.488147	9.117976	7.42%	0
2011	9.097057	8.488147	-6.69%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	10.907096	12.604153	15.56%	0
2016	10.434670	10.907096	4.53%	0
2015	11.011961	10.434670	-5.24%	0
2014	10.925984	11.011961	0.79%	0
2013	8.749076	10.925984	24.88%	0
2012	7.810218	8.749076	12.02%	0
2011	8.648867	7.810218	-9.70%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	10.628825	11.488203	8.09%	0
2016	10.384601	10.628825	2.35%	0
2015	10.882165	10.384601	-4.57%	0
2014	10.817817	10.882165	0.59%	0
2013	9.782102	10.817817	10.59%	0
2012	9.132841	9.782102	7.11%	0
2011	9.597348	9.132841	-4.84%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	10.925789	12.204892	11.71%	0
2016	10.554040	10.925789	3.52%	0
2015	11.089932	10.554040	-4.83%	0
2014	10.982246	11.089932	0.98%	0
2013	9.391116	10.982246	16.94%	0
2012	8.568574	9.391116	9.60%	0
2011	9.200540	8.568574	-6.87%	0
147

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	9.911853	10.168905	2.59%	0
2016	9.822531	9.911853	0.91%	0
2015	10.259407	9.822531	-4.26%	0
2014	10.293576	10.259407	-0.33%	0
2013	10.170730	10.293576	1.21%	0
2012	9.810365	10.170730	3.67%	0
2011	10.029047	9.810365	-2.18%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	9.882078	10.939867	10.70%	0
2016	9.705444	9.882078	1.82%	0
2015	10.514243	9.705444	-7.69%	0
2014	10.660329	10.514243	-1.37%	0
2013*	10.000000	10.660329	6.60%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	9.887349	11.234246	13.62%	0
2016	9.650677	9.887349	2.45%	0
2015	10.518963	9.650677	-8.25%	0
2014	10.796745	10.518963	-2.57%	0
2013*	10.000000	10.796745	7.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	10.804552	11.878036	9.94%	0
2016	10.493890	10.804552	2.96%	0
2015	10.997415	10.493890	-4.58%	0
2014	10.903891	10.997415	0.86%	0
2013	9.596481	10.903891	13.62%	0
2012	8.855141	9.596481	8.37%	0
2011	9.399648	8.855141	-5.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	10.874103	12.384612	13.89%	0
2016	10.477798	10.874103	3.78%	0
2015	11.029828	10.477798	-5.00%	0
2014	10.936912	11.029828	0.85%	0
2013	9.124221	10.936912	19.87%	0
2012	8.256535	9.124221	10.51%	0
2011	8.979341	8.256535	-8.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	10.465694	11.093204	6.00%	0
2016	10.235871	10.465694	2.25%	0
2015	10.726945	10.235871	-4.58%	0
2014	10.685569	10.726945	0.39%	0
2013	9.959493	10.685569	7.29%	0
2012	9.384396	9.959493	6.13%	0
2011	9.755401	9.384396	-3.80%	0
148

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	10.243355	10.293699	0.49%	0
2016	10.113111	10.243355	1.29%	0
2015	10.578503	10.113111	-4.40%	0
2014	10.477599	10.578503	0.96%	0
2013	11.099559	10.477599	-5.60%	0
2012	10.707849	11.099559	3.66%	0
2011	10.448958	10.707849	2.48%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	10.963804	10.974027	0.09%	0
2016	10.999268	10.963804	-0.32%	0
2015	11.463444	10.999268	-4.05%	0
2014	11.332156	11.463444	1.16%	0
2013	11.995064	11.332156	-5.53%	0
2012	11.611177	11.995064	3.31%	0
2011	11.350866	11.611177	2.29%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	18.975950	25.850475	36.23%	0
2016	18.303428	18.975950	3.67%	0
2015	22.655464	18.303428	-19.21%	0
2014	24.917607	22.655464	-9.08%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	9.372844	9.229455	-1.53%	0
2016	9.645307	9.372844	-2.82%	0
2015	10.011249	9.645307	-3.66%	0
2014	9.926181	10.011249	0.86%	0
2013	10.726623	9.926181	-7.46%	0
2012	10.792543	10.726623	-0.61%	0
2011	10.431755	10.792543	3.46%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	7.089037	6.866875	-3.13%	0
2016	7.348681	7.089037	-3.53%	0
2015	7.619154	7.348681	-3.55%	0
2014	7.899590	7.619154	-3.55%	0
2013	8.190344	7.899590	-3.55%	0
2012	8.492641	8.190344	-3.56%	0
2011	8.804345	8.492641	-3.54%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	6.943755	8.511568	22.58%	0
2016	7.153292	6.943755	-2.93%	0
2015	7.663515	7.153292	-6.66%	0
2014	8.003247	7.663515	-4.24%	0
2013	7.058106	8.003247	13.39%	0
2012	6.351372	7.058106	11.13%	0
2011	7.316448	6.351372	-13.19%	0
149

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	7.431613	8.921838	20.05%	0
2016	7.664296	7.431613	-3.04%	0
2015	8.058425	7.664296	-4.89%	0
2014	8.906226	8.058425	-9.52%	0
2013	7.630594	8.906226	16.72%	0
2012	6.693108	7.630594	14.01%	0
2011	7.962317	6.693108	-15.94%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	17.685981	20.204177	14.24%	0
2016	16.749222	17.685981	5.59%	0
2015	17.540871	16.749222	-4.51%	0
2014	17.322910	17.540871	1.26%	0
2013	14.114357	17.322910	22.73%	0
2012	12.626939	14.114357	11.78%	0
2011	13.626577	12.626939	-7.34%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	13.460607	14.429399	7.20%	0
2016	13.127255	13.460607	2.54%	0
2015	13.634136	13.127255	-3.72%	0
2014	13.516212	13.634136	0.87%	0
2013	12.355049	13.516212	9.40%	0
2012	11.711623	12.355049	5.49%	0
2011	12.035223	11.711623	-2.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	15.528479	17.197052	10.75%	0
2016	14.941941	15.528479	3.93%	0
2015	15.574803	14.941941	-4.06%	0
2014	15.348137	15.574803	1.48%	0
2013	13.316797	15.348137	15.25%	0
2012	12.301184	13.316797	8.26%	0
2011	12.873473	12.301184	-4.45%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	10.480075	10.683541	1.94%	0
2016	10.420413	10.480075	0.57%	0
2015	10.775460	10.420413	-3.29%	0
2014	10.753710	10.775460	0.20%	0
2013	10.635626	10.753710	1.11%	0
2012	10.485393	10.635626	1.43%	0
2011	10.560824	10.485393	-0.71%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	9.871226	10.857858	10.00%	0
2016	9.680927	9.871226	1.97%	0
2015	10.373546	9.680927	-6.68%	0
2014	10.497587	10.373546	-1.18%	0
2013*	10.000000	10.497587	4.98%	0
150

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	9.925443	11.198253	12.82%	0
2016	9.620962	9.925443	3.16%	0
2015	10.385920	9.620962	-7.37%	0
2014	10.584722	10.385920	-1.88%	0
2013*	10.000000	10.584722	5.85%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	14.275222	15.549989	8.93%	0
2016	13.812494	14.275222	3.35%	0
2015	14.369029	13.812494	-3.87%	0
2014	14.164051	14.369029	1.45%	0
2013	12.591575	14.164051	12.49%	0
2012	11.782227	12.591575	6.87%	0
2011	12.219885	11.782227	-3.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	16.292657	18.337270	12.55%	0
2016	15.570001	16.292657	4.64%	0
2015	16.261849	15.570001	-4.25%	0
2014	16.064116	16.261849	1.23%	0
2013	13.609627	16.064116	18.03%	0
2012	12.404774	13.609627	9.71%	0
2011	13.139888	12.404774	-5.59%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	12.433807	13.098464	5.35%	0
2016	12.194671	12.433807	1.96%	0
2015	12.647407	12.194671	-3.58%	0
2014	12.519558	12.647407	1.02%	0
2013	11.747411	12.519558	6.57%	0
2012	11.274390	11.747411	4.20%	0
2011	11.452163	11.274390	-1.55%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	19.845425	24.325078	22.57%	0
2016	19.911821	19.845425	-0.33%	0
2015	19.694920	19.911821	1.10%	0
2014	18.809318	19.694920	4.71%	0
2013	14.309098	18.809318	31.45%	0
2012	12.528844	14.309098	14.21%	0
2011	13.321420	12.528844	-5.95%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	9.712402	11.013170	13.39%	0
2016	9.275964	9.712402	4.71%	0
2015	9.838511	9.275964	-5.72%	0
2014*	10.000000	9.838511	-1.61%	0
151

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.286029	12.074800	17.39%	0
2016	9.690113	10.286029	6.15%	0
2015	10.032636	9.690113	-3.41%	0
2014*	10.000000	10.032636	0.33%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	26.462226	29.553480	11.68%	0
2016	22.805960	26.462226	16.03%	0
2015	24.260276	22.805960	-5.99%	0
2014	22.987728	24.260276	5.54%	0
2013	17.913285	22.987728	28.33%	0
2012	15.811381	17.913285	13.29%	0
2011	16.820233	15.811381	-6.00%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	11.315574	11.606081	2.57%	0
2016	10.797226	11.315574	4.80%	0
2015	11.527904	10.797226	-6.34%	0
2014	11.505375	11.527904	0.20%	0
2013	12.064553	11.505375	-4.63%	0
2012	11.144484	12.064553	8.26%	0
2011	10.946263	11.144484	1.81%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	8.379382	10.146954	21.09%	0
2016	8.907136	8.379382	-5.93%	0
2015	9.295932	8.907136	-4.18%	0
2014	9.770272	9.295932	-4.85%	0
2013	8.366330	9.770272	16.78%	0
2012	7.509450	8.366330	11.41%	0
2011	8.614478	7.509450	-12.83%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	11.160055	13.191073	18.20%	0
2016	11.020720	11.160055	1.26%	0
2015	12.071903	11.020720	-8.71%	0
2014	13.857487	12.071903	-12.89%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	12.144438	15.215047	25.28%	0
2016	12.344494	12.144438	-1.62%	0
2015	12.410463	12.344494	-0.53%	0
2014	11.681727	12.410463	6.24%	0
2013	9.010548	11.681727	29.65%	0
2012	8.044524	9.010548	12.01%	0
2011	8.618588	8.044524	-6.66%	0
152

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	12.281317	13.548068	10.31%	0
2016	10.971574	12.281317	11.94%	0
2015	11.780346	10.971574	-6.87%	0
2014	11.079083	11.780346	6.33%	0
2013	8.506866	11.079083	30.24%	0
2012	7.501142	8.506866	13.41%	0
2011	8.281299	7.501142	-9.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	12.226007	15.039211	23.01%	0
2016	11.951023	12.226007	2.30%	0
2015	12.433980	11.951023	-3.88%	0
2014	12.429384	12.433980	0.04%	0
2013	9.297253	12.429384	33.69%	0
2012	8.408832	9.297253	10.57%	0
2011	9.123864	8.408832	-7.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	15.890388	17.449239	9.81%	0
2016	14.008784	15.890388	13.43%	0
2015	14.956084	14.008784	-6.33%	0
2014	13.251108	14.956084	12.87%	0
2013	10.125858	13.251108	30.86%	0
2012	9.024334	10.125858	12.21%	0
2011	9.578211	9.024334	-5.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	16.176456	19.449866	20.24%	0
2016	15.519574	16.176456	4.23%	0
2015	16.006138	15.519574	-3.04%	0
2014	16.184548	16.006138	-1.10%	0
2013	11.656580	16.184548	38.84%	0
2012	10.687342	11.656580	9.07%	0
2011	11.176197	10.687342	-4.37%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	25.681294	26.940603	4.90%	0
2016	21.194737	25.681294	21.17%	0
2015	23.449934	21.194737	-9.62%	0
2014	22.772448	23.449934	2.98%	0
2013	16.861332	22.772448	35.06%	0
2012	14.532459	16.861332	16.03%	0
2011	15.935416	14.532459	-8.80%	0
153

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	23.897838	26.094637	9.19%	0
2016	20.217034	23.897838	18.21%	0
2015	21.366231	20.217034	-5.38%	0
2014	22.030319	21.366231	-3.01%	0
2013	16.250682	22.030319	35.57%	0
2012	14.623512	16.250682	11.13%	0
2011	16.094805	14.623512	-9.14%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	16.521296	19.163062	15.99%	0
2016	15.408309	16.521296	7.22%	0
2015	15.870455	15.408309	-2.91%	0
2014	14.715712	15.870455	7.85%	0
2013	11.665293	14.715712	26.15%	0
2012	10.624451	11.665293	9.80%	0
2011	10.973205	10.624451	-3.18%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	11.431580	11.704422	2.39%	0
2016	11.057326	11.431580	3.38%	0
2015	12.152251	11.057326	-9.01%	0
2014	9.796695	12.152251	24.04%	0
2013	9.890258	9.796695	-0.95%	0
2012	8.872581	9.890258	11.47%	0
2011	8.666395	8.872581	2.38%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	13.144038	15.369966	16.93%	0
2016	12.232365	13.144038	7.45%	0
2015	12.564145	12.232365	-2.64%	0
2014	11.520034	12.564145	9.06%	0
2013*	10.000000	11.520034	15.20%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	8.593801	8.420437	-2.02%	0
2016	8.692624	8.593801	-1.14%	0
2015	9.043443	8.692624	-3.88%	0
2014	9.330226	9.043443	-3.07%	0
2013	9.663465	9.330226	-3.45%	0
2012	9.679032	9.663465	-0.16%	0
2011	9.905720	9.679032	-2.29%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	13.350660	14.704376	10.14%	0
2016	11.450683	13.350660	16.59%	0
2015	12.481602	11.450683	-8.26%	0
2014	12.377684	12.481602	0.84%	0
2013*	10.000000	12.377684	23.78%	0
154

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	11.792315	13.959252	18.38%	0
2016	12.090389	11.792315	-2.47%	0
2015	13.044756	12.090389	-7.32%	0
2014	14.724731	13.044756	-11.41%	0
2013	12.712081	14.724731	15.83%	0
2012	11.024181	12.712081	15.31%	0
2011	13.051356	11.024181	-15.53%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	22.193976	26.667153	20.15%	0
2016	22.089310	22.193976	0.47%	0
2015	22.676896	22.089310	-2.59%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	7.652064	7.446924	-2.68%	0
2016	7.837366	7.652064	-2.36%	0
2015	8.110936	7.837366	-3.37%	0
2014	8.358488	8.110936	-2.96%	0
2013	8.613032	8.358488	-2.96%	0
2012	8.537704	8.613032	0.88%	0
2011	8.825607	8.537704	-3.26%	0
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	19.537414	22.319233	14.24%	0
2016	18.436249	19.537414	5.97%	0
2015	19.203885	18.436249	-4.00%	0
2014	18.037990	19.203885	6.46%	0
2013	13.590843	18.037990	32.72%	0
2012	12.698092	13.590843	7.03%	0
2011	13.582985	12.698092	-6.51%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	21.004482	27.620337	31.50%	0
2016	21.809767	21.004482	-3.69%	0
2015	21.811603	21.809767	-0.01%	0
2014	22.158911	21.811603	-1.57%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	9.257787	9.469118	2.28%	0
2016	9.031722	9.257787	2.50%	0
2015	9.603516	9.031722	-5.95%	0
2014	9.714945	9.603516	-1.15%	0
2013	10.109660	9.714945	-3.90%	0
2012*	10.000000	10.109660	1.10%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.301471	10.125375	21.97%	0
2016	8.846394	8.301471	-6.16%	0
2015	8.895763	8.846394	-0.55%	0
2014*	10.000000	8.895763	-11.04%	0
155

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	18.105354	20.369987	12.51%	0
2016	16.864360	18.105354	7.36%	0
2015	16.958242	16.864360	-0.55%	0
2014	15.925987	16.958242	6.48%	0
2013	12.562340	15.925987	26.78%	0
2012	11.170376	12.562340	12.46%	0
2011	11.617214	11.170376	-3.85%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	25.990935	28.558477	9.88%	0
2016	22.898045	25.990935	13.51%	0
2015	25.281686	22.898045	-9.43%	0
2014	23.476145	25.281686	7.69%	0
2013	17.308271	23.476145	35.64%	0
2012	15.251762	17.308271	13.48%	0
2011	16.198068	15.251762	-5.84%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	9.336446	10.210883	9.37%	0
2016	8.572711	9.336446	8.91%	0
2015	9.787721	8.572711	-12.41%	0
2014	10.102060	9.787721	-3.11%	0
2013	10.462469	10.102060	-3.44%	0
2012*	10.000000	10.462469	4.62%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	9.822907	10.401814	5.89%	0
2016	8.994932	9.822907	9.20%	0
2015	9.551932	8.994932	-5.83%	0
2014*	10.000000	9.551932	-4.48%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	9.284925	9.917620	6.81%	0
2016	9.354137	9.284925	-0.74%	0
2015	10.448130	9.354137	-10.47%	0
2014	10.800167	10.448130	-3.26%	0
2013	11.984716	10.800167	-9.88%	0
2012	11.809143	11.984716	1.49%	0
2011	11.292208	11.809143	4.58%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	9.599524	9.375607	-2.33%	0
2016	9.823663	9.599524	-2.28%	0
2015	10.164012	9.823663	-3.35%	0
2014	10.459849	10.164012	-2.83%	0
2013	10.870085	10.459849	-3.77%	0
2012	10.658398	10.870085	1.99%	0
2011	10.939363	10.658398	-2.57%	0
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Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	9.456255	9.560839	1.11%	0
2016	9.556444	9.456255	-1.05%	0
2015	9.875038	9.556444	-3.23%	0
2014	9.828885	9.875038	0.47%	0
2013	10.404262	9.828885	-5.53%	0
2012	9.852234	10.404262	5.60%	0
2011*	10.000000	9.852234	-1.48%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	23.980307	29.448155	22.80%	0
2016	27.844494	23.980307	-13.88%	0
2015	25.668394	27.844494	8.48%	0
2014	20.280170	25.668394	26.57%	0
2013	13.969480	20.280170	45.17%	0
2012	11.057011	13.969480	26.34%	0
2011	10.384574	11.057011	6.48%	0
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	6.955795	6.577299	-5.44%	0
2016	5.028161	6.955795	38.34%	0
2015	7.855046	5.028161	-35.99%	0
2014	10.098389	7.855046	-22.21%	0
2013	9.492786	10.098389	6.38%	0
2012*	10.000000	9.492786	-5.07%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.094847	6.727495	-5.18%	0
2016	5.118069	7.094847	38.62%	0
2015	7.973976	5.118069	-35.82%	0
2014	10.220479	7.973976	-21.98%	0
2013	9.586811	10.220479	6.61%	0
2012*	10.000000	9.586811	-4.13%	0
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2017	16.912788	21.958695	29.83%	0
2016	17.443109	16.912788	-3.04%	0
2015	17.845360	17.443109	-2.25%	0
2014	17.813873	17.845360	0.18%	0
2013	13.203401	17.813873	34.92%	0
2012	11.371655	13.203401	16.11%	0
2011	12.481061	11.371655	-8.89%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	18.403171	22.342240	21.40%	0
2016	17.706906	18.403171	3.93%	0
2015	18.903742	17.706906	-6.33%	0
2014	19.974880	18.903742	-5.36%	0
2014	19.974880	18.903742	-5.36%	0
2013	13.785051	19.974880	44.90%	0
2012	13.250773	13.785051	4.03%	0
2011	14.399537	13.250773	-7.98%	0
157

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
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IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court’s interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover within the 1-year period between the individual’s traditional IRAs, and vice versa. The IRS began applying this new interpretation to any IRA rollover distribution that occurs on or after January 1, 2015.
Direct transfers IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax. However, a rollover or conversion of an amount from an IRA or eligible retirement plan after December 31, 2017 cannot be recharacterized back to an IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
159

Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept
160

applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
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Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period has passed. The five taxable-year period begins with the first taxable year in which a contribution is made to any Roth IRA established for the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
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A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner’s investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
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Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered a marriage for federal tax purposes. The final regulations definition of marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. The regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for
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federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couples place of domicile. Also a marriage entered into in a foreign jurisdiction will be recognized for federal tax purposes if that marriage would be recognized in at least one state, possession, or territory of the US.
Finally, the regulations adopts Rev. Proc. 2013-17 holding that relationships entered into as civil unions, or registered domestic partnerships that is not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to withholding rates established by Section 3405 of the Code and is applied against the amount of income that is distributed.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
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FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (single, head of household with qualifying person, or qualifying widow(er) with dependent child). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2018, that amount is $12,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
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Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
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Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
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If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death. Such distributions must begin on or before the later of (a) the end of the calendar year immediately following the calendar year in which the contract owner died; or (b) the end of the calendar year in which the contract owner would have attained 70½;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter. Such distributions must begin on or before the end of the calendar year immediately following the calendar year in which the contract owner died; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.
If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
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Tax Changes
The foregoing tax information is based on Nationwide’s understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial advisor for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Code, including the following:
•	generally lowering federal income tax rates;
•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;
•	increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
•	for persons dying after 2009, repealing the estate tax.
In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that expanded the portability of various retirement plans. However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation. The American Taxpayer Relief Act (ATRA) was enacted on January 1, 2013 and made permanent the lower federal income tax rates established under EGTRRA, except for individuals with taxable income above $400,000 ($450,000 for married couples) whose tax rate will revert to the pre-EGTRRA tax rate of 39.6%. ATRA also permanently provides for a maximum federal estate tax rate of 40% with an annually inflation-adjusted $5 million exclusion for estates of persons dying after December 31, 2012. Consult a qualified tax or financial advisor for further information relating to these and other tax issues.
H.R. 1, the Tax Cuts and Jobs Act (the "Act") was enacted on December 22, 2017. The Act made numerous changes to the Code effective January 1, 2018, including the following:
•	Lowered the federal individual and corporate income tax rates;
•	Doubled the federal estate and gift tax exclusion amount to $10 million;
•	Eliminated the ability to recharacterize the rollover or conversion of amounts from IRAs or eligible retirement plans to a Roth IRA.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.
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The Best of America Future Venue Annuity®
Nationwide Heritage Annuity
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2018
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-II
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2018. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021 or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-II (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $236 billion as of December 31, 2017.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Service Fee Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.75% (of the purchase payment amount) for the marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
When Nationwide is made aware that a Qualified Plan has been orphaned, commission payments payable with respect to that Qualified Plan will cease and commission payments that would have been due will not be sent to the Qualified Plan. An orphaned Qualified Plan is a plan without an agent or firm of record.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account-II and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.

Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).
Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.

Condensed Financial Information
The following charts represent the Accumulation Unit values for all fee levels as of December 31, 2017. The term "Period" is defined as a complete calendar year unless otherwise noted. Those periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see Determining Variable Account Value – Valuing an Accumulation Unit in the prospectus).
The following underlying mutual funds in which the Sub-Accounts invest were added to the Variable Account after December 31, 2017; therefore, no Condensed Financial Information is available:
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
•	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
•	Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	11.576608	13.089545	13.07%	0
2016	11.323854	11.576608	2.23%	0
2015	11.600604	11.323854	-2.39%	1,667
2014	11.256096	11.600604	3.06%	585
2013	10.167936	11.256096	10.70%	0
2012*	10.000000	10.167936	1.68%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	28.141751	33.009222	17.30%	0
2016	25.617923	28.141751	9.85%	0
2015	25.538503	25.617923	0.31%	0
2014	23.627477	25.538503	8.09%	1,054
2013	17.750019	23.627477	33.11%	1,054
2012	15.308089	17.750019	15.95%	1,459
2011	14.592211	15.308089	4.91%	3,086
2010	13.080287	14.592211	11.56%	1,459
2009	10.989511	13.080287	19.03%	3,430
2008	18.736672	10.989511	-41.35%	3,404
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	41.921469	46.789391	11.61%	25,134
2016	33.965560	41.921469	23.42%	33,475
2015	36.416929	33.965560	-6.73%	40,296
2014	33.798334	36.416929	7.75%	39,434
2013	24.829501	33.798334	36.12%	40,862
2012	21.192263	24.829501	17.16%	48,396
2011	23.449304	21.192263	-9.63%	58,754
2010	18.729809	23.449304	25.20%	55,716
2009	13.275213	18.729809	41.09%	42,802
2008	20.891093	13.275213	-36.46%	7,119

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	14.240064	14.600959	2.53%	188,917
2016	13.792854	14.240064	3.24%	201,806
2015	14.299177	13.792854	-3.54%	228,638
2014	13.996374	14.299177	2.16%	232,335
2013	15.463241	13.996374	-9.49%	235,768
2012	14.560252	15.463241	6.20%	230,672
2011	13.174427	14.560252	10.52%	246,879
2010	12.672223	13.174427	3.96%	268,287
2009	11.625631	12.672223	9.00%	162,381
2008	11.944696	11.625631	-2.67%	53,938
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2017	26.718838	31.789449	18.98%	0
2016	23.865175	26.718838	11.96%	0
2015	25.656945	23.865175	-6.98%	0
2014	23.094425	25.656945	11.10%	0
2013	17.235519	23.094425	33.99%	0
2012	15.226334	17.235519	13.20%	0
2011	14.967745	15.226334	1.73%	0
2010	13.291810	14.967745	12.61%	0
2009	11.411401	13.291810	16.48%	0
2008	17.677788	11.411401	-35.45%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2017	28.567669	31.494345	10.24%	74,776
2016	23.537419	28.567669	21.37%	93,374
2015	24.181157	23.537419	-2.66%	103,082
2014	21.034416	24.181157	14.96%	104,197
2013	16.372814	21.034416	28.47%	111,403
2012	14.243920	16.372814	14.95%	120,097
2011	14.524454	14.243920	-1.93%	145,816
2010	12.343539	14.524454	17.67%	140,959
2009	9.615269	12.343539	28.37%	73,477
2008	12.878768	9.615269	-25.34%	22,480
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.226802	12.934695	15.21%	6,866
2016	9.780640	11.226802	14.79%	6,814
2015*	10.000000	9.780640	-2.19%	1,033
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	15.595831	17.539200	12.46%	139,552
2016	15.190796	15.595831	2.67%	147,651
2015	15.515057	15.190796	-2.09%	145,527
2014	15.390246	15.515057	0.81%	146,071
2013	13.600734	15.390246	13.16%	146,471
2012	12.505920	13.600734	8.75%	138,204
2011	13.122397	12.505920	-4.70%	166,962
2010	12.088339	13.122397	8.55%	167,335
2009*	10.000000	12.088339	20.88%	46,319

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.302079	10.910293	5.90%	9,058
2016	9.232806	10.302079	11.58%	0
2015*	10.000000	9.232806	-7.67%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.939655	10.145817	2.07%	15,638
2016	9.808699	9.939655	1.34%	13,786
2015*	10.000000	9.808699	-1.91%	12,008
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.221005	2.21%	4,198
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	15.348301	16.964778	10.53%	2,089
2016	11.838473	15.348301	29.65%	1,044
2015	12.797136	11.838473	-7.49%	2,838
2014	12.251137	12.797136	4.46%	278
2013*	10.000000	12.251137	22.51%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.978277	13.628691	13.78%	2,841
2016	10.512985	11.978277	13.94%	3,136
2015	10.904285	10.512985	-3.59%	5,765
2014*	10.000000	10.904285	9.04%	1,466
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	43.181418	48.004894	11.17%	18,236
2016	34.726341	43.181418	24.35%	20,754
2015	35.950038	34.726341	-3.40%	23,322
2014	34.578929	35.950038	3.97%	25,960
2013	24.847019	34.578929	39.17%	24,590
2012	21.706977	24.847019	14.47%	29,190
2011	21.825085	21.706977	-0.54%	35,818
2010	17.538096	21.825085	24.44%	36,443
2009	14.183516	17.538096	23.65%	21,006
2008	20.758845	14.183516	-31.67%	10,674
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	28.640141	34.334549	19.88%	93,011
2016	25.984905	28.640141	10.22%	25,691
2015	26.047710	25.984905	-0.24%	32,537
2014	23.285999	26.047710	11.86%	27,695
2013	17.876977	23.285999	30.26%	33,300
2012	15.653927	17.876977	14.20%	34,461
2011	15.575294	15.653927	0.50%	37,237
2010	13.749669	15.575294	13.28%	58,207
2009	11.029884	13.749669	24.66%	58,234
2008	17.793253	11.029884	-38.01%	41,767

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2017	24.080414	30.248874	25.62%	26,668
2016	22.620729	24.080414	6.45%	29,413
2015	23.510334	22.620729	-3.78%	33,104
2014	22.046304	23.510334	6.64%	37,259
2013	18.449244	22.046304	19.50%	46,348
2012	16.937826	18.449244	8.92%	53,651
2011	15.749432	16.937826	7.55%	55,465
2010	13.842043	15.749432	13.78%	49,394
2009	11.450646	13.842043	20.88%	29,992
2008	16.474773	11.450646	-30.50%	4,562
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2017	23.316041	28.680299	23.01%	0
2016	20.185668	23.316041	15.51%	0
2015	20.938310	20.185668	-3.59%	0
2014	20.895039	20.938310	0.21%	0
2013	14.254173	20.895039	46.59%	0
2012	11.986972	14.254173	18.91%	0
2011	14.102666	11.986972	-15.00%	0
2010	10.900325	14.102666	29.38%	0
2009	8.763689	10.900325	24.38%	0
2008	14.239916	8.763689	-38.46%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.584359	10.828608	2.31%	0
2016	9.823020	10.584359	7.75%	0
2015	10.031812	9.823020	-2.08%	0
2014	10.085671	10.031812	-0.53%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	14.922808	16.333645	9.45%	0
2016	15.796068	14.922808	-5.53%	0
2015	17.070102	15.796068	-7.46%	807
2014	17.492718	17.070102	-2.42%	0
2013	15.232683	17.492718	14.84%	0
2012	13.998857	15.232683	8.81%	0
2011	14.979435	13.998857	-6.55%	0
2010	13.402573	14.979435	11.77%	1,226
2009	11.964444	13.402573	12.02%	1,226
2008	17.200596	11.964444	-30.44%	1,226

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	14.652350	15.034947	2.61%	6,402
2016	14.309506	14.652350	2.40%	6,278
2015	14.532515	14.309506	-1.53%	6,702
2014	14.195489	14.532515	2.37%	8,872
2013	14.246450	14.195489	-0.36%	7,143
2012	13.161960	14.246450	8.24%	7,469
2011	13.048239	13.161960	0.87%	10,186
2010	12.184243	13.048239	7.09%	11,287
2009	10.253148	12.184243	18.83%	13,624
2008	11.214173	10.253148	-8.57%	17,503
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2017	16.146809	18.013291	11.56%	291,704
2016	15.514483	16.146809	4.08%	319,019
2015	15.770679	15.514483	-1.62%	355,008
2014	15.301707	15.770679	3.06%	386,177
2013	13.668198	15.301707	11.95%	440,883
2012	12.385897	13.668198	10.35%	464,628
2011	12.577116	12.385897	-1.52%	460,632
2010	11.299359	12.577116	11.31%	452,604
2009	9.217081	11.299359	22.59%	223,711
2008	12.454176	9.217081	-25.99%	54,195
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2017	16.844833	19.369048	14.99%	983,734
2016	16.097592	16.844833	4.64%	1,094,607
2015	16.351684	16.097592	-1.55%	1,122,889
2014	15.807162	16.351684	3.44%	1,082,733
2013	13.821913	15.807162	14.36%	1,139,980
2012	12.360415	13.821913	11.82%	1,204,119
2011	12.654728	12.360415	-2.33%	1,206,253
2010	11.191763	12.654728	13.07%	1,254,277
2009	8.803123	11.191763	27.13%	620,233
2008	13.245830	8.803123	-33.54%	92,833
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2017	17.660580	21.081444	19.37%	3,881
2016	16.786525	17.660580	5.21%	4,196
2015	17.063581	16.786525	-1.62%	4,838
2014	16.472041	17.063581	3.59%	9,490
2013	13.718329	16.472041	20.07%	8,358
2012	12.042940	13.718329	13.91%	8,330
2011	12.531151	12.042940	-3.90%	8,436
2010	10.933144	12.531151	14.62%	8,491
2009	8.427241	10.933144	29.74%	7,153
2008	13.781886	8.427241	-38.85%	12,690
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.449246	12.000170	14.84%	629
2016*	10.000000	10.449246	4.49%	0

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	18.402370	17.695390	-3.84%	17,069
2016	13.936748	18.402370	32.04%	18,586
2015	17.781612	13.936748	-21.62%	23,577
2014	20.610661	17.781612	-13.73%	22,627
2013	16.786621	20.610661	22.78%	24,973
2012	16.206473	16.786621	3.58%	33,569
2011	17.285108	16.206473	-6.24%	42,190
2010	14.667409	17.285108	17.85%	35,479
2009	10.049607	14.667409	45.95%	23,541
2008	22.286535	10.049607	-54.91%	23,665
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	26.711065	29.759961	11.41%	111,362
2016	22.944124	26.711065	16.42%	135,981
2015	24.226108	22.944124	-5.29%	155,373
2014	22.580803	24.226108	7.29%	142,325
2013	17.861494	22.580803	26.42%	158,479
2012	15.429155	17.861494	15.76%	168,438
2011	15.498902	15.429155	-0.45%	183,619
2010	13.636937	15.498902	13.65%	190,916
2009	10.616102	13.636937	28.46%	129,011
2008	18.770421	10.616102	-43.44%	65,795
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.277240	13.006311	15.33%	613
2016*	10.000000	11.277240	12.77%	1,821
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	27.402472	36.537824	33.34%	56,706
2016	27.554874	27.402472	-0.55%	65,818
2015	26.061953	27.554874	5.73%	78,270
2014	23.737600	26.061953	9.79%	71,857
2013	17.648129	23.737600	34.50%	79,182
2012	15.598308	17.648129	13.14%	80,004
2011	15.776566	15.598308	-1.13%	73,834
2010	12.878809	15.776566	22.50%	74,276
2009	10.176249	12.878809	26.56%	54,239
2008	19.528002	10.176249	-47.89%	36,939
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	14.962754	15.389351	2.85%	444,764
2016	14.480305	14.962754	3.33%	496,454
2015	14.766823	14.480305	-1.94%	559,980
2014	14.136886	14.766823	4.46%	585,778
2013	14.595930	14.136886	-3.15%	562,314
2012	13.975501	14.595930	4.44%	524,470
2011	13.201761	13.975501	5.86%	489,699
2010	12.411764	13.201761	6.36%	542,176
2009	10.868541	12.411764	14.20%	630,661
2008	11.383458	10.868541	-4.52%	491,384

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	41.777430	49.804801	19.21%	70,224
2016	37.740895	41.777430	10.70%	89,546
2015	38.792488	37.740895	-2.71%	102,715
2014	36.992643	38.792488	4.87%	107,435
2013	27.529306	36.992643	34.38%	117,909
2012	24.297810	27.529306	13.30%	135,554
2011	27.558367	24.297810	-11.83%	156,492
2010	21.672513	27.558367	27.16%	149,757
2009	15.680311	21.672513	38.21%	130,404
2008	26.252822	15.680311	-40.27%	66,649
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	22.130497	28.451400	28.56%	42,112
2016	23.620350	22.130497	-6.31%	53,832
2015	23.120877	23.620350	2.16%	56,933
2014	25.493157	23.120877	-9.31%	0
2013	19.802805	25.493157	28.74%	0
2012	16.633854	19.802805	19.05%	0
2011	20.346636	16.633854	-18.25%	1,155
2010	18.233583	20.346636	11.59%	5,419
2009	14.606502	18.233583	24.83%	5,419
2008	26.354744	14.606502	-44.58%	5,419
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017	12.239869	12.562155	2.63%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	33.822996	39.836379	17.78%	1,125
2016	31.296354	33.822996	8.07%	1,126
2015	32.687296	31.296354	-4.26%	1,128
2014	31.029861	32.687296	5.34%	1,129
2013	24.100368	31.029861	28.75%	1,130
2012	19.178435	24.100368	25.66%	3,669
2011	21.317946	19.178435	-10.04%	1,023
2010	17.061304	21.317946	24.95%	1,024
2009	10.977272	17.061304	55.42%	1,014
2008	22.785163	10.977272	-51.82%	1,317
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	13.326193	14.758780	10.75%	19,389
2016	11.904886	13.326193	11.94%	20,215
2015	12.834741	11.904886	-7.24%	20,762
2014	12.618130	12.834741	1.72%	20,458
2013	10.308138	12.618130	22.41%	21,370
2012	9.037365	10.308138	14.06%	22,607
2011	9.280772	9.037365	-2.62%	23,866
2010	8.511220	9.280772	9.04%	24,377
2009	6.607120	8.511220	28.82%	16,870
2008*	10.000000	6.607120	-33.93%	14,448

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	16.195602	17.567362	8.47%	86,763
2016	14.361314	16.195602	12.77%	97,081
2015	15.623162	14.361314	-8.08%	110,342
2014	15.099934	15.623162	3.47%	143,216
2013	13.399766	15.099934	12.69%	141,891
2012	12.027382	13.399766	11.41%	142,791
2011	11.877684	12.027382	1.26%	154,997
2010	10.658939	11.877684	11.43%	158,864
2009	7.948254	10.658939	34.10%	139,581
2008	11.424928	7.948254	-30.43%	150,971
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2017	28.937363	34.503848	19.24%	4,456
2016	25.213508	28.937363	14.77%	3,135
2015	26.459165	25.213508	-4.71%	3,256
2014	24.606991	26.459165	7.53%	7,060
2013	19.184813	24.606991	28.26%	7,511
2012	17.326173	19.184813	10.73%	10,162
2011	16.527030	17.326173	4.84%	10,006
2010	13.851266	16.527030	19.32%	21,267
2009	11.935215	13.851266	16.05%	33,028
2008	16.554262	11.935215	-27.90%	33,090
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	40.174498	43.966156	9.44%	45,012
2016	31.201170	40.174498	28.76%	56,904
2015	34.064557	31.201170	-8.41%	75,466
2014	34.247853	34.064557	-0.54%	77,812
2013	25.417685	34.247853	34.74%	82,701
2012	21.709181	25.417685	17.08%	93,470
2011	22.807782	21.709181	-4.82%	103,430
2010	17.985400	22.807782	26.81%	107,371
2009	14.080163	17.985400	27.74%	149,057
2008	21.254613	14.080163	-33.75%	43,327
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.644053	12.003921	38.87%	18,492
2016	7.441938	8.644053	16.15%	26,623
2015	9.359497	7.441938	-20.49%	34,335
2014*	10.000000	9.359497	-6.41%	19,039

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	22.450473	25.910760	15.41%	49,744
2016	21.179786	22.450473	6.00%	73,300
2015	22.902322	21.179786	-7.52%	86,684
2014	26.057747	22.902322	-12.11%	69,863
2013	21.425843	26.057747	21.62%	463
2012	18.323730	21.425843	16.93%	478
2011	20.731950	18.323730	-11.62%	2,060
2010	19.336820	20.731950	7.21%	2,060
2009	14.267019	19.336820	35.54%	2,061
2008	24.195695	14.267019	-41.03%	2,061
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.478066	9.554608	0.81%	68,746
2016	9.309631	9.478066	1.81%	65,319
2015	9.836614	9.309631	-5.36%	65,892
2014	9.766986	9.836614	0.71%	69,446
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	11.361304	12.709968	11.87%	0
2016	11.009778	11.361304	3.19%	0
2015	11.819801	11.009778	-6.85%	0
2014	11.497629	11.819801	2.80%	0
2013	10.236738	11.497629	12.32%	0
2012*	10.000000	10.236738	2.37%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	10.181903	10.440240	2.54%	82
2016	10.344868	10.181903	-1.58%	82
2015	10.270057	10.344868	0.73%	82
2014	9.921960	10.270057	3.51%	331
2013*	10.000000	9.921960	-0.78%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	14.933293	18.761265	25.63%	1,320
2016	14.800424	14.933293	0.90%	1,398
2015	14.286411	14.800424	3.60%	1,502
2014	13.354435	14.286411	6.98%	5,323
2013	9.659049	13.354435	38.26%	5,266
2012*	10.000000	9.659049	-3.41%	5,307
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	13.829740	15.682282	13.40%	1,027
2016	12.356679	13.829740	11.92%	1,027
2015	13.052854	12.356679	-5.33%	1,027
2014	12.669740	13.052854	3.02%	478
2013	9.972152	12.669740	27.05%	526
2012*	10.000000	9.972152	-0.28%	640

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.950716	16.852751	20.80%	10,731
2016	14.025171	13.950716	-0.53%	22,549
2015	14.034942	14.025171	-0.07%	23,051
2014	13.177451	14.034942	6.51%	27,328
2013	9.753767	13.177451	35.10%	30,044
2012*	10.000000	9.753767	-2.46%	33,393
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	13.985700	16.359845	16.98%	25,423
2016	14.513563	13.985700	-3.64%	29,748
2015	16.011376	14.513563	-9.35%	48,383
2014	17.089227	16.011376	-6.31%	55,464
2013	13.808838	17.089227	23.76%	51,455
2012	11.716087	13.808838	17.86%	39,545
2011	12.766053	11.716087	-8.22%	65,071
2010	11.877560	12.766053	7.48%	70,557
2009*	10.000000	11.877560	18.78%	21,286
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	12.674115	13.372229	5.51%	4,057
2016	11.029399	12.674115	14.91%	8,552
2015	11.927981	11.029399	-7.53%	9,960
2014	11.835226	11.927981	0.78%	9,072
2013	10.829800	11.835226	9.28%	5,532
2012*	10.000000	10.829800	8.30%	2,638
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	13.517227	16.964679	25.50%	3,113
2016	12.879487	13.517227	4.95%	4,044
2015	13.821634	12.879487	-6.82%	2,884
2014	12.955806	13.821634	6.68%	2,953
2013	10.081646	12.955806	28.51%	3,951
2012*	10.000000	10.081646	0.82%	4,646
Janus Henderson VIT Balanced Portfolio: Service Sharess - Q/NQ
2017	25.313738	29.576365	16.84%	640
2016	24.533769	25.313738	3.18%	641
2015	24.705207	24.533769	-0.69%	642
2014	23.078676	24.705207	7.05%	2,489
2013	19.478130	23.078676	18.49%	2,490
2012	17.371809	19.478130	12.12%	1,960
2011	17.329806	17.371809	0.24%	645
2010	16.206580	17.329806	6.93%	2,051
2009	13.048659	16.206580	24.20%	2,655
2008	15.718179	13.048659	-16.98%	2,655
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.907169	10.127013	2.22%	14,883
2016	9.799338	9.907169	1.10%	15,377
2015*	10.000000	9.799338	-2.01%	14,193

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	34.677071	44.584388	28.57%	41,620
2016	34.393619	34.677071	0.82%	56,673
2015	31.067531	34.393619	10.71%	63,388
2014	28.960743	31.067531	7.27%	69,743
2013	22.372721	28.960743	29.45%	77,027
2012	18.264500	22.372721	22.49%	82,315
2011	19.844800	18.264500	-7.96%	103,599
2010	18.844427	19.844800	5.31%	100,798
2009	13.049313	18.844427	44.41%	50,733
2008	23.693058	13.049313	-44.92%	17,494
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	16.831519	24.123732	43.32%	17,247
2016	14.947748	16.831519	12.60%	12,460
2015	14.443028	14.947748	3.49%	14,060
2014	13.355281	14.443028	8.14%	9,580
2013	9.973930	13.355281	33.90%	9,492
2012*	10.000000	9.973930	-0.26%	7,416
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	25.750366	33.313232	29.37%	8,122
2016	27.907903	25.750366	-7.73%	8,609
2015	30.942646	27.907903	-9.81%	10,981
2014	35.594221	30.942646	-13.07%	11,136
2013	31.492476	35.594221	13.02%	14,867
2012	28.135110	31.492476	11.93%	15,298
2011	42.043830	28.135110	-33.08%	0
2010	34.004144	42.043830	23.64%	0
2009	19.200263	34.004144	77.10%	243
2008	40.640231	19.200263	-52.76%	243
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.779462	11.099368	26.42%	4,171
2016	7.349601	8.779462	19.45%	12,856
2015	9.295714	7.349601	-20.94%	4,806
2014	9.856144	9.295714	-5.69%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.987667	10.259776	2.72%	1,842
2016*	10.000000	9.987667	-0.12%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	13.628261	17.028013	24.95%	0
2016	12.665066	13.628261	7.61%	488
2015	13.086728	12.665066	-3.22%	488
2014	14.304313	13.086728	-8.51%	488
2013	10.241840	14.304313	39.67%	488
2012*	10.000000	10.241840	2.42%	0

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	32.145596	37.308540	16.06%	165,272
2016	28.566827	32.145596	12.53%	206,739
2015	29.156893	28.566827	-2.02%	245,293
2014	26.751871	29.156893	8.99%	254,006
2013	19.948504	26.751871	34.10%	263,197
2012	17.406339	19.948504	14.60%	266,422
2011	17.682009	17.406339	-1.56%	320,641
2010	16.075487	17.682009	9.99%	320,499
2009	13.274081	16.075487	21.10%	322,462
2008	19.955980	13.274081	-33.48%	73,257
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	16.346588	20.503262	25.43%	39,522
2016	15.916511	16.346588	2.70%	37,758
2015	15.136871	15.916511	5.15%	40,620
2014	15.133806	15.136871	0.02%	31,568
2013	11.989006	15.133806	26.23%	33,897
2012	10.456746	11.989006	14.65%	21,608
2011	10.764126	10.456746	-2.86%	20,933
2010*	10.000000	10.764126	7.64%	13,911
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	10.210814	12.936682	26.70%	3,349
2016	9.754250	10.210814	4.68%	300
2015*	10.000000	9.754250	-2.46%	608
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	13.999273	14.661844	4.73%	33,735
2016	13.371022	13.999273	4.70%	27,130
2015	13.633200	13.371022	-1.92%	31,734
2014	12.815308	13.633200	6.38%	33,886
2013	13.033456	12.815308	-1.67%	31,132
2012	12.069237	13.033456	7.99%	26,479
2011	11.577526	12.069237	4.25%	23,478
2010	10.954949	11.577526	5.68%	26,113
2009	10.126842	10.954949	8.18%	26,649
2008	11.435078	10.126842	-11.44%	296,692
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	24.989944	27.084877	8.38%	586
2016	22.849512	24.989944	9.37%	586
2015	23.378408	22.849512	-2.26%	586
2014	22.974384	23.378408	1.76%	586
2013	25.459203	22.974384	-9.76%	586
2012	21.839078	25.459203	16.58%	586
2011	20.659117	21.839078	5.71%	1,718
2010	19.034590	20.659117	8.53%	1,838
2009	14.791956	19.034590	28.68%	1,758
2008	17.591749	14.791956	-15.92%	1,785

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.365958	10.425208	11.31%	3,178
2016	8.237002	9.365958	13.71%	0
2015*	10.000000	8.237002	-17.63%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	17.096014	19.870601	16.23%	21,719
2016	15.572096	17.096014	9.79%	23,571
2015	16.960891	15.572096	-8.19%	21,763
2014	17.510954	16.960891	-3.14%	22,049
2013	13.421458	17.510954	30.47%	21,964
2012	11.066998	13.421458	21.27%	20,913
2011	11.292708	11.066998	-2.00%	614
2010*	10.000000	11.292708	12.93%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	25.635272	27.493393	7.25%	111,427
2016	21.561529	25.635272	18.89%	141,537
2015	22.814725	21.561529	-5.49%	175,291
2014	20.424023	22.814725	11.71%	169,107
2013	15.683748	20.424023	30.22%	189,855
2012	13.856862	15.683748	13.18%	200,932
2011	13.942834	13.856862	-0.62%	249,825
2010	12.459245	13.942834	11.91%	270,560
2009*	10.000000	12.459245	24.59%	36,398
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	16.087041	18.423322	14.52%	9,363,219
2016	14.922505	16.087041	7.80%	10,644,335
2015	14.941432	14.922505	-0.13%	11,588,280
2014	14.389503	14.941432	3.84%	12,115,094
2013	11.801550	14.389503	21.93%	12,467,253
2012	10.312373	11.801550	14.44%	12,684,626
2011	10.330858	10.312373	-0.18%	13,208,661
2010	9.325078	10.330858	10.79%	13,551,727
2009	7.639940	9.325078	22.06%	8,256,673
2008	11.000442	7.639940	-30.55%	1,762,797
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	12.011635	12.261405	2.08%	2,890,020
2016	11.831287	12.011635	1.52%	2,928,233
2015	11.990578	11.831287	-1.33%	3,223,451
2014	11.548990	11.990578	3.82%	3,229,448
2013	11.985942	11.548990	-3.65%	3,199,537
2012	11.546118	11.985942	3.81%	2,844,451
2011	11.042165	11.546118	4.56%	2,769,286
2010	10.533955	11.042165	4.82%	2,882,558
2009	9.497230	10.533955	10.92%	2,063,556
2008	10.654712	9.497230	-10.86%	582,258

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	16.500312	21.372909	29.53%	146,593
2016	16.652152	16.500312	-0.91%	174,016
2015	15.803355	16.652152	5.37%	184,191
2014	15.691090	15.803355	0.72%	193,655
2013	12.333180	15.691090	27.23%	194,322
2012	10.214607	12.333180	20.74%	205,705
2011	11.388162	10.214607	-10.31%	225,120
2010	10.345640	11.388162	10.08%	215,518
2009	7.387323	10.345640	40.05%	172,520
2008	12.172813	7.387323	-39.31%	86,319
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	17.158194	21.687148	26.40%	264,632
2016	15.906781	17.158194	7.87%	339,621
2015	15.112403	15.906781	5.26%	382,787
2014	14.139854	15.112403	6.88%	404,775
2013	11.030803	14.139854	28.19%	422,365
2012	9.500514	11.030803	16.11%	445,856
2011	10.078460	9.500514	-5.73%	515,220
2010	8.621883	10.078460	16.89%	526,682
2009	6.281631	8.621883	37.26%	440,899
2008	11.385541	6.281631	-44.83%	288,557
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	15.040732	18.137530	20.59%	2,027,930
2016	13.689746	15.040732	9.87%	2,440,874
2015	13.693207	13.689746	-0.03%	2,747,330
2014	12.560847	13.693207	9.01%	2,884,361
2013	9.551526	12.560847	31.51%	3,084,456
2012	8.250277	9.551526	15.77%	3,439,791
2011	8.532609	8.250277	-3.31%	3,665,022
2010	7.774220	8.532609	9.76%	3,863,868
2009	6.014749	7.774220	29.25%	2,712,874
2008	9.819431	6.014749	-38.75%	739,351
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	28.146169	32.761349	16.40%	88,875
2016	24.204722	28.146169	16.28%	112,046
2015	26.179675	24.204722	-7.54%	127,194
2014	24.301613	26.179675	7.73%	126,326
2013	18.160982	24.301613	33.81%	129,411
2012	15.539726	18.160982	16.87%	137,687
2011	16.123246	15.539726	-3.62%	157,820
2010	14.121341	16.123246	14.18%	161,198
2009	11.131655	14.121341	26.86%	119,592
2008	17.928436	11.131655	-37.91%	82,586
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.459032	11.079795	17.13%	0
2016	9.287682	9.459032	1.84%	0

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	23.030382	24.316807	5.59%	11,978
2016	20.398207	23.030382	12.90%	13,038
2015	21.177241	20.398207	-3.68%	16,644
2014	20.880250	21.177241	1.42%	16,904
2013	19.717983	20.880250	5.89%	1,185
2012	17.404316	19.717983	13.29%	2,099
2011	16.950339	17.404316	2.68%	2,099
2010	15.146375	16.950339	11.91%	2,099
2009	10.489676	15.146375	44.39%	2,688
2008	14.728954	10.489676	-28.78%	2,688
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	14.639443	18.063813	23.39%	39,919
2016	13.036263	14.639443	12.30%	46,035
2015	13.340372	13.036263	-2.28%	49,584
2014	12.658432	13.340372	5.39%	53,199
2013	8.917257	12.658432	41.95%	60,158
2012	7.717412	8.917257	15.55%	75,620
2011	8.832585	7.717412	-12.63%	88,521
2010	7.739930	8.832585	14.12%	75,102
2009	5.116272	7.739930	51.28%	39,045
2008*	10.000000	5.116272	-48.84%	1,958
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	16.465689	19.275577	17.07%	145,720
2016	15.119880	16.465689	8.90%	181,128
2015	15.352276	15.119880	-1.51%	223,170
2014	14.046764	15.352276	9.29%	251,298
2013	10.250970	14.046764	37.03%	240,315
2012	9.305930	10.250970	10.16%	257,933
2011	9.726873	9.305930	-4.33%	272,573
2010	7.959593	9.726873	22.20%	291,016
2009	6.130958	7.959593	29.83%	506,652
2008*	10.000000	6.130958	-38.69%	586,368
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	13.555436	16.061092	18.48%	11,535
2016	12.647970	13.555436	7.17%	11,573
2015	13.016941	12.647970	-2.83%	13,263
2014	12.595318	13.016941	3.35%	13,266
2013	9.836152	12.595318	28.05%	13,273
2012	8.562658	9.836152	14.87%	13,282
2011	9.247549	8.562658	-7.41%	18,389
2010	8.133865	9.247549	13.69%	40,950
2009	6.365782	8.133865	27.77%	29,049
2008*	10.000000	6.365782	-36.34%	23,827

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	13.209118	14.638635	10.82%	6,106,751
2016	12.586810	13.209118	4.94%	6,812,488
2015	12.863060	12.586810	-2.15%	7,240,763
2014	12.470220	12.863060	3.15%	7,690,604
2013	10.997048	12.470220	13.40%	8,046,631
2012	10.012205	10.997048	9.84%	8,107,688
2011	10.261354	10.012205	-2.43%	8,528,679
2010	9.397542	10.261354	9.19%	8,859,630
2009	7.930212	9.397542	18.50%	4,729,026
2008*	10.000000	7.930212	-20.70%	274,859
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	13.578369	15.552016	14.54%	6,415,111
2016	12.792368	13.578369	6.14%	7,311,684
2015	13.108816	12.792368	-2.41%	8,112,949
2014	12.659918	13.108816	3.55%	8,071,066
2013	10.557671	12.659918	19.91%	8,188,153
2012	9.393792	10.557671	12.39%	8,209,753
2011	9.837220	9.393792	-4.51%	8,608,210
2010	8.850147	9.837220	11.15%	8,441,009
2009	7.207070	8.850147	22.80%	4,672,637
2008*	10.000000	7.207070	-27.93%	268,100
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	12.317902	12.957393	5.19%	1,914,317
2016	11.905348	12.317902	3.47%	2,143,365
2015	12.126755	11.905348	-1.83%	2,240,871
2014	11.865739	12.126755	2.20%	2,444,755
2013	11.433714	11.865739	3.78%	2,603,210
2012	10.754709	11.433714	6.31%	2,973,968
2011	10.722785	10.754709	0.30%	2,951,806
2010	10.151663	10.722785	5.63%	2,756,417
2009	9.082054	10.151663	11.78%	1,488,332
2008*	10.000000	9.082054	-9.18%	50,408
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.833846	12.297157	13.51%	50,745
2016	10.377394	10.833846	4.40%	51,295
2015	10.963582	10.377394	-5.35%	52,809
2014	10.840506	10.963582	1.14%	36,259
2013*	10.000000	10.840506	8.41%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.839641	12.628059	16.50%	11,850
2016	10.318836	10.839641	5.05%	11,963
2015	10.968496	10.318836	-5.92%	12,082
2014	10.979220	10.968496	-0.10%	14,897
2013*	10.000000	10.979220	9.79%	0

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	13.427537	15.135358	12.72%	8,295,536
2016	12.719304	13.427537	5.57%	9,401,569
2015	12.999321	12.719304	-2.15%	10,018,213
2014	12.569469	12.999321	3.42%	10,537,905
2013	10.788427	12.569469	16.51%	11,017,702
2012	9.707840	10.788427	11.13%	11,312,195
2011	10.050033	9.707840	-3.40%	11,840,130
2010	9.124286	10.050033	10.15%	12,178,021
2009	7.565372	9.124286	20.61%	6,816,514
2008*	10.000000	7.565372	-24.35%	510,148
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	13.514290	15.781186	16.77%	695,538
2016	12.700082	13.514290	6.41%	763,900
2015	13.037904	12.700082	-2.59%	807,498
2014	12.607773	13.037904	3.41%	830,669
2013	10.257738	12.607773	22.91%	848,976
2012	9.051808	10.257738	13.32%	865,409
2011	9.600776	9.051808	-5.72%	916,834
2010	8.567131	9.600776	12.07%	926,148
2009	6.843520	8.567131	25.19%	544,144
2008*	10.000000	6.843520	-31.56%	373,869
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	13.006302	14.135255	8.68%	1,849,733
2016	12.406458	13.006302	4.83%	2,117,394
2015	12.679500	12.406458	-2.15%	2,390,616
2014	12.317687	12.679500	2.94%	2,603,684
2013	11.196381	12.317687	10.01%	2,809,307
2012	10.287903	11.196381	8.83%	2,985,607
2011	10.430294	10.287903	-1.37%	3,101,444
2010	9.672495	10.430294	7.83%	3,185,650
2009	8.310716	9.672495	16.39%	1,772,808
2008*	10.000000	8.310716	-16.89%	148,733
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	12.729580	13.116117	3.04%	197,566
2016	12.257281	12.729580	3.85%	240,828
2015	12.503698	12.257281	-1.97%	276,179
2014	12.077671	12.503698	3.53%	291,457
2013	12.477591	12.077671	-3.21%	279,389
2012	11.738341	12.477591	6.30%	256,948
2011	11.171635	11.738341	5.07%	249,403
2010	10.578837	11.171635	5.60%	271,958
2009	9.850251	10.578837	7.40%	318,890
2008*	10.000000	9.850251	-1.50%	3,799

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	13.624809	13.982939	2.63%	61,650
2016	13.331216	13.624809	2.20%	69,201
2015	13.549573	13.331216	-1.61%	73,653
2014	13.062618	13.549573	3.73%	74,089
2013	13.484158	13.062618	-3.13%	77,762
2012	12.728494	13.484158	5.94%	75,503
2011	12.135789	12.728494	4.88%	76,471
2010	11.349822	12.135789	6.92%	88,287
2009	9.856077	11.349822	15.16%	33,537
2008*	10.000000	9.856077	-1.44%	4,135
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	12.220187	14.247707	16.59%	0
2016	11.092589	12.220187	10.17%	0
2015	11.581820	11.092589	-4.22%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.753482	13.232445	12.58%	0
2016	10.925758	11.753482	7.58%	0
2015	11.245356	10.925758	-2.84%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	28.098376	39.245728	39.67%	4,514
2016	26.433272	28.098376	6.30%	5,165
2015	31.906760	26.433272	-17.15%	5,724
2014	34.222684	31.906760	-6.77%	7,163
2013	34.455502	34.222684	-0.68%	0
2012	29.779843	34.455502	15.70%	0
2011	38.901008	29.779843	-23.45%	572
2010	33.933740	38.901008	14.64%	670
2009	21.038326	33.933740	61.29%	670
2008	50.564672	21.038326	-58.39%	693
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	13.362916	13.491784	0.96%	246,833
2016	13.411671	13.362916	-0.36%	271,111
2015	13.575603	13.411671	-1.21%	326,343
2014	13.126829	13.575603	3.42%	340,584
2013	13.833873	13.126829	-5.11%	334,001
2012	13.573201	13.833873	1.92%	321,596
2011	12.795445	13.573201	6.08%	289,745
2010	12.347328	12.795445	3.63%	335,412
2009	12.157809	12.347328	1.56%	470,921
2008	11.412073	12.157809	6.53%	517,391

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	9.979667	9.911787	-0.68%	798,311
2016	10.089598	9.979667	-1.09%	840,976
2015	10.201817	10.089598	-1.10%	875,377
2014	10.315280	10.201817	-1.10%	830,405
2013	10.430010	10.315280	-1.10%	610,432
2012	10.546329	10.430010	-1.10%	559,719
2011	10.663301	10.546329	-1.10%	527,659
2010	10.781886	10.663301	-1.10%	621,100
2009	10.897233	10.781886	-1.06%	606,454
2008	10.796706	10.897233	0.93%	363,177
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	8.630055	10.846301	25.68%	62,427
2016	8.670834	8.630055	-0.47%	86,582
2015	9.059033	8.670834	-4.29%	96,145
2014	9.226189	9.059033	-1.81%	82,224
2013	7.935154	9.226189	16.27%	83,500
2012	6.963352	7.935154	13.96%	84,983
2011	7.822932	6.963352	-10.99%	101,614
2010	6.999728	7.822932	11.76%	64,986
2009	5.467370	6.999728	28.03%	38,910
2008*	10.000000	5.467370	-45.33%	4,351
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	9.712265	11.954935	23.09%	251,373
2016	9.768907	9.712265	-0.58%	24,173
2015	10.016679	9.768907	-2.47%	28,278
2014	10.796117	10.016679	-7.22%	22,950
2013	9.020778	10.796117	19.68%	24,017
2012	7.716089	9.020778	16.91%	26,290
2011	8.952007	7.716089	-13.81%	27,548
2010	8.427987	8.952007	6.22%	24,518
2009	6.626051	8.427987	27.19%	14,305
2008	11.772823	6.626051	-43.72%	4,590
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	27.016111	31.644046	17.13%	20,276
2016	24.953272	27.016111	8.27%	27,115
2015	25.485178	24.953272	-2.09%	37,835
2014	24.544974	25.485178	3.83%	51,132
2013	19.503666	24.544974	25.85%	48,858
2012	17.015138	19.503666	14.63%	30,250
2011	17.908015	17.015138	-4.99%	33,765
2010	15.796289	17.908015	13.37%	44,007
2009	12.556025	15.796289	25.81%	30,505
2008	20.102175	12.556025	-37.54%	17,693

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	16.313819	17.930780	9.91%	1,218,136
2016	15.516816	16.313819	5.14%	1,410,719
2015	15.716696	15.516816	-1.27%	1,475,093
2014	15.194780	15.716696	3.43%	1,544,809
2013	13.545432	15.194780	12.18%	1,592,262
2012	12.521179	13.545432	8.18%	1,609,535
2011	12.549129	12.521179	-0.22%	1,737,161
2010	11.554648	12.549129	8.61%	1,798,922
2009*	10.000000	11.554648	15.55%	718,508
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	18.819759	21.369674	13.55%	1,614,599
2016	17.661632	18.819759	6.56%	1,836,024
2015	17.953561	17.661632	-1.63%	1,936,341
2014	17.253971	17.953561	4.05%	2,001,638
2013	14.599701	17.253971	18.18%	1,905,106
2012	13.151411	14.599701	11.01%	1,898,143
2011	13.422987	13.151411	-2.02%	1,940,263
2010	12.114759	13.422987	10.80%	1,973,976
2009*	10.000000	12.114759	21.15%	857,845
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	15.117346	15.801147	4.52%	1,113,499
2016	14.659976	15.117346	3.12%	995,118
2015	14.783880	14.659976	-0.84%	1,012,013
2014	14.388550	14.783880	2.75%	1,050,960
2013	13.878040	14.388550	3.68%	1,173,815
2012	13.342218	13.878040	4.02%	1,365,454
2011	13.106178	13.342218	1.80%	1,357,691
2010	12.514492	13.106178	4.73%	1,317,898
2009	11.599891	12.514492	7.88%	811,533
2008	12.480594	11.599891	-7.06%	221,518
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.821929	12.204959	12.78%	6,072
2016	10.351156	10.821929	4.55%	0
2015	10.816879	10.351156	-4.31%	12,053
2014	10.675022	10.816879	1.33%	0
2013*	10.000000	10.675022	6.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.881368	12.587532	15.68%	17,544
2016	10.287043	10.881368	5.78%	11,688
2015	10.829782	10.287043	-5.01%	11,829
2014	10.763622	10.829782	0.61%	0
2013*	10.000000	10.763622	7.64%	0

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	21.251408	23.735256	11.69%	2,754,931
2016	20.054647	21.251408	5.97%	3,081,922
2015	20.345799	20.054647	-1.43%	3,440,706
2014	19.558733	20.345799	4.02%	3,829,465
2013	16.956780	19.558733	15.34%	4,006,844
2012	15.472895	16.956780	9.59%	4,230,446
2011	15.650961	15.472895	-1.14%	4,437,002
2010	14.267833	15.650961	9.69%	4,664,068
2009	12.109339	14.267833	17.83%	3,322,817
2008	15.941961	12.109339	-24.04%	905,820
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	24.580141	28.365156	15.40%	649,973
2016	22.909721	24.580141	7.29%	750,937
2015	23.334833	22.909721	-1.82%	825,343
2014	22.480038	23.334833	3.80%	870,606
2013	18.573691	22.480038	21.03%	939,256
2012	16.509073	18.573691	12.51%	927,774
2011	17.055012	16.509073	-3.20%	989,935
2010	15.283141	17.055012	11.59%	1,027,129
2009	12.422876	15.283141	23.02%	1,019,950
2008	18.308411	12.422876	-32.15%	648,008
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	18.236492	19.697808	8.01%	841,247
2016	17.443970	18.236492	4.54%	931,458
2015	17.643383	17.443970	-1.13%	1,046,698
2014	17.032378	17.643383	3.59%	1,124,088
2013	15.586053	17.032378	9.28%	1,235,066
2012	14.587026	15.586053	6.85%	1,304,842
2011	14.450881	14.587026	0.94%	1,336,853
2010	13.464824	14.450881	7.32%	1,415,919
2009	11.884099	13.464824	13.30%	1,041,851
2008	14.144179	11.884099	-15.98%	302,707
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	24.051180	30.226195	25.67%	79,041
2016	23.535547	24.051180	2.19%	96,077
2015	22.702494	23.535547	3.67%	100,230
2014	21.144539	22.702494	7.37%	100,667
2013	15.687374	21.144539	34.79%	115,769
2012	13.394711	15.687374	17.12%	128,119
2011	13.889943	13.394711	-3.57%	175,829
2010	12.942109	13.889943	7.32%	209,294
2009*	10.000000	12.942109	29.42%	8,346
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.331415	12.011658	16.26%	94,690
2016	9.623454	10.331415	7.36%	13,197
2015	9.954174	9.623454	-3.32%	0
2014*	10.000000	9.954174	-0.46%	0

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.941570	13.169443	20.36%	0
2016	10.053109	10.941570	8.84%	0
2015	10.150561	10.053109	-0.96%	0
2014*	10.000000	10.150561	1.51%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	40.919004	46.855963	14.51%	13,485
2016	34.394501	40.919004	18.97%	15,134
2015	35.681284	34.394501	-3.61%	17,366
2014	32.972038	35.681284	8.22%	17,789
2013	25.057608	32.972038	31.58%	23,000
2012	21.568305	25.057608	16.18%	25,775
2011	22.377032	21.568305	-3.61%	22,639
2010	17.928240	22.377032	24.81%	22,137
2009	13.255499	17.928240	35.25%	20,966
2008	21.095101	13.255499	-37.16%	14,273
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	16.558114	17.413330	5.16%	188,817
2016	15.409369	16.558114	7.45%	168,189
2015	16.044488	15.409369	-3.96%	174,699
2014	15.616451	16.044488	2.74%	179,108
2013	15.969701	15.616451	-2.21%	171,175
2012	14.385546	15.969701	11.01%	152,687
2011	13.780632	14.385546	4.39%	146,749
2010	12.599863	13.780632	9.37%	155,094
2009	10.242806	12.599863	23.01%	104,620
2008	12.521962	10.242806	-18.20%	36,700
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	10.414128	12.930084	24.16%	190,248
2016	10.796513	10.414128	-3.54%	236,529
2015	10.988510	10.796513	-1.75%	275,750
2014	11.262999	10.988510	-2.44%	303,315
2013	9.405778	11.262999	19.75%	270,598
2012	8.232874	9.405778	14.25%	278,168
2011	9.210640	8.232874	-10.62%	284,943
2010	8.183302	9.210640	12.55%	290,364
2009	6.079248	8.183302	34.61%	464,435
2008*	10.000000	6.079248	-39.21%	464,336

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	15.724614	19.056774	21.19%	95,343
2016	15.144613	15.724614	3.83%	118,466
2015	16.177859	15.144613	-6.39%	120,621
2014	18.110369	16.177859	-10.67%	114,719
2013	15.127464	18.110369	19.72%	0
2012	13.068225	15.127464	15.76%	0
2011	15.807971	13.068225	-17.33%	0
2010	15.093958	15.807971	4.73%	0
2009	11.784398	15.093958	28.08%	0
2008	22.263611	11.784398	-47.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	15.092771	19.387309	28.45%	81,893
2016	14.962421	15.092771	0.87%	97,133
2015	14.669732	14.962421	2.00%	116,770
2014	13.466292	14.669732	8.94%	132,272
2013	10.129940	13.466292	32.94%	130,971
2012	8.819406	10.129940	14.86%	136,061
2011	9.215178	8.819406	-4.29%	154,092
2010	8.077111	9.215178	14.09%	157,826
2009	6.313731	8.077111	27.93%	278,255
2008*	10.000000	6.313731	-36.86%	2,929
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	15.263537	17.264144	13.11%	39,077
2016	13.298955	15.263537	14.77%	55,258
2015	13.925404	13.298955	-4.50%	68,042
2014	12.772017	13.925404	9.03%	69,331
2013	9.564017	12.772017	33.54%	78,656
2012	8.223917	9.564017	16.30%	89,686
2011	8.854670	8.223917	-7.12%	100,902
2010	7.940970	8.854670	11.51%	98,944
2009	6.301835	7.940970	26.01%	63,713
2008*	10.000000	6.301835	-36.98%	7,028
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	15.194538	19.163928	26.12%	135,146
2016	14.485878	15.194538	4.89%	153,885
2015	14.697796	14.485878	-1.44%	180,000
2014	14.328285	14.697796	2.58%	204,734
2013	10.452380	14.328285	37.08%	189,252
2012	9.218852	10.452380	13.38%	207,999
2011	9.755389	9.218852	-5.50%	242,419
2010	7.799454	9.755389	25.08%	254,746
2009	6.223953	7.799454	25.31%	323,940
2008*	10.000000	6.223953	-37.76%	186,137

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	19.748185	22.234488	12.59%	98,729
2016	16.979858	19.748185	16.30%	115,969
2015	17.678860	16.979858	-3.95%	139,357
2014	15.275597	17.678860	15.73%	164,873
2013	11.383937	15.275597	34.19%	160,748
2012	9.893653	11.383937	15.06%	179,085
2011	10.241195	9.893653	-3.39%	219,776
2010	8.655721	10.241195	18.32%	229,324
2009	6.708071	8.655721	29.03%	292,043
2008*	10.000000	6.708071	-32.92%	348,314
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	25.144904	30.998445	23.28%	13,090
2016	23.527915	25.144904	6.87%	11,174
2015	23.664265	23.527915	-0.58%	12,447
2014	23.335168	23.664265	1.41%	12,262
2013	16.390818	23.335168	42.37%	10,510
2012	14.654812	16.390818	11.85%	9,861
2011	14.946179	14.654812	-1.95%	11,327
2010	12.079751	14.946179	23.73%	10,176
2009	9.603308	12.079751	25.79%	8,266
2008	18.162402	9.603308	-47.13%	6,068
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	40.982213	44.080535	7.56%	5,018
2016	32.987396	40.982213	24.24%	5,588
2015	35.592848	32.987396	-7.32%	7,590
2014	33.708282	35.592848	5.59%	7,074
2013	24.340900	33.708282	38.48%	6,432
2012	20.458237	24.340900	18.98%	6,878
2011	21.878380	20.458237	-6.49%	8,106
2010	17.490921	21.878380	25.08%	8,042
2009	14.051653	17.490921	24.48%	8,547
2008	20.987005	14.051653	-33.05%	4,610
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	36.890209	41.301322	11.96%	12,057
2016	30.437667	36.890209	21.20%	17,571
2015	31.370712	30.437667	-2.97%	20,472
2014	31.544247	31.370712	-0.55%	20,166
2013	22.692820	31.544247	39.01%	22,340
2012	19.913606	22.692820	13.96%	26,318
2011	21.375048	19.913606	-6.84%	34,944
2010	17.292951	21.375048	23.61%	34,070
2009	13.007015	17.292951	32.95%	30,188
2008	21.334732	13.007015	-39.03%	52,977

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	25.430949	30.243991	18.93%	88,391
2016	23.131992	25.430949	9.94%	108,717
2015	23.235475	23.131992	-0.45%	135,747
2014	21.011147	23.235475	10.59%	153,932
2013	16.243424	21.011147	29.35%	144,715
2012	14.426790	16.243424	12.59%	151,129
2011	14.531949	14.426790	-0.72%	164,214
2010	12.977438	14.531949	11.98%	174,142
2009	10.450884	12.977438	24.18%	303,444
2008	18.098184	10.450884	-42.25%	371,417
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	14.208042	14.915414	4.98%	23,727
2016	13.403683	14.208042	6.00%	26,970
2015	14.365934	13.403683	-6.70%	31,538
2014	11.294702	14.365934	27.19%	27,840
2013	11.120054	11.294702	1.57%	38,823
2012	9.728208	11.120054	14.31%	36,116
2011	9.267311	9.728208	4.97%	55,881
2010	7.217882	9.267311	28.39%	44,212
2009	5.591849	7.217882	29.08%	43,199
2008*	10.000000	5.591849	-44.08%	991
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	14.409611	17.276337	19.89%	21,546
2016	13.078957	14.409611	10.17%	5,903
2015	13.100903	13.078957	-0.17%	3,677
2014	11.714667	13.100903	11.83%	3,330
2013*	10.000000	11.714667	17.15%	218
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	10.679925	10.729568	0.46%	169,686
2016	10.535869	10.679925	1.37%	201,238
2015	10.689508	10.535869	-1.44%	229,973
2014	10.755282	10.689508	-0.61%	217,730
2013	10.863450	10.755282	-1.00%	216,509
2012	10.610693	10.863450	2.38%	217,193
2011	10.590916	10.610693	0.19%	203,892
2010	10.455700	10.590916	1.29%	227,819
2009	9.870265	10.455700	5.93%	195,686
2008*	10.000000	9.870265	-1.30%	20,126
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	14.636167	16.528393	12.93%	9,469
2016	12.243257	14.636167	19.54%	1,673
2015	13.014799	12.243257	-5.93%	60
2014	12.586668	13.014799	3.40%	0
2013*	10.000000	12.586668	25.87%	0

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	14.292667	17.347265	21.37%	251,693
2016	14.291805	14.292667	0.01%	325,886
2015	15.037665	14.291805	-4.96%	355,986
2014	16.553514	15.037665	-9.16%	359,924
2013	13.937028	16.553514	18.77%	328,621
2012	11.786443	13.937028	18.25%	350,828
2011	13.608361	11.786443	-13.39%	365,788
2010	12.938556	13.608361	5.18%	336,076
2009*	10.000000	12.938556	29.39%	394,858
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	32.273403	39.759702	23.20%	1,117
2016	31.327620	32.273403	3.02%	951
2015	31.364019	31.327620	-0.12%	1,046
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	10.859099	10.835695	-0.22%	208,829
2016	10.847291	10.859099	0.11%	235,063
2015	10.947819	10.847291	-0.92%	267,707
2014	11.002477	10.947819	-0.50%	273,831
2013	11.056663	11.002477	-0.49%	271,615
2012	10.687758	11.056663	3.45%	256,237
2011	10.775185	10.687758	-0.81%	233,720
2010	10.348131	10.775185	4.13%	261,729
2009	9.232776	10.348131	12.08%	339,116
2008	10.783585	9.232776	-14.38%	507,930
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	27.525649	32.240862	17.13%	8,270
2016	25.332640	27.525649	8.66%	13,013
2015	25.733703	25.332640	-1.56%	13,463
2014	23.572645	25.733703	9.17%	14,996
2013	17.321353	23.572645	36.09%	16,918
2012	15.781695	17.321353	9.76%	17,360
2011	16.464022	15.781695	-4.14%	32,304
2010	13.550142	16.464022	21.50%	36,446
2009	10.424720	13.550142	29.98%	37,993
2008	17.406427	10.424720	-40.11%	39,981
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	31.717754	42.763324	34.82%	10,067
2016	32.120008	31.717754	-1.25%	10,132
2015	31.326830	32.120008	2.53%	11,855
2014	31.037128	31.326830	0.93%	12,889
2013	24.712174	31.037128	25.59%	191
2012	20.659368	24.712174	19.62%	1,227
2011	22.835918	20.659368	-9.53%	1,227
2010	19.956041	22.835918	14.43%	2,302
2009	14.479616	19.956041	37.82%	2,351
2008	24.536812	14.479616	-40.99%	2,351

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	10.280658	10.781643	4.87%	1,952
2016	9.781852	10.280658	5.10%	2,307
2015	10.143405	9.781852	-3.56%	2,855
2014	10.006909	10.143405	1.36%	2,283
2013	10.155480	10.006909	-1.46%	2,658
2012*	10.000000	10.155480	1.55%	2,880
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.875693	11.099776	25.06%	3,599
2016	9.224626	8.875693	-3.78%	3,547
2015	9.046251	9.224626	1.97%	1,026
2014*	10.000000	9.046251	-9.54%	368
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	27.690464	31.942668	15.36%	117,227
2016	25.155462	27.690464	10.08%	143,124
2015	24.668838	25.155462	1.97%	177,324
2014	22.593385	24.668838	9.19%	196,379
2013	17.380441	22.593385	29.99%	193,761
2012	15.071024	17.380441	15.32%	199,332
2011	15.286382	15.071024	-1.41%	223,386
2010	13.344466	15.286382	14.55%	228,742
2009	10.541795	13.344466	26.59%	329,927
2008	17.367569	10.541795	-39.30%	336,948
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	40.416050	45.533057	12.66%	15,863
2016	34.727337	40.416050	16.38%	22,901
2015	37.392175	34.727337	-7.13%	25,521
2014	33.861635	37.392175	10.43%	27,179
2013	24.347433	33.861635	39.08%	27,072
2012	20.921934	24.347433	16.37%	30,997
2011	21.670556	20.921934	-3.45%	41,142
2010	17.806039	21.670556	21.70%	38,826
2009	13.152903	17.806039	35.38%	30,857
2008	21.451962	13.152903	-38.69%	106,023
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.495321	11.768898	12.13%	3,116
2016	9.398813	10.495321	11.67%	9,448
2015	10.464843	9.398813	-10.19%	5,832
2014	10.533324	10.464843	-0.65%	10,413
2013	10.638843	10.533324	-0.99%	12,683
2012*	10.000000	10.638843	6.39%	13,555
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	9.940807	10.793322	8.58%	5,777
2016	8.878006	9.940807	11.97%	61
2015	9.194221	8.878006	-3.44%	61
2014	9.167719	9.194221	0.29%	0

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	11.253531	12.324856	9.52%	12,070
2016	11.057315	11.253531	1.77%	16,481
2015	12.044545	11.057315	-8.20%	19,714
2014	12.141970	12.044545	-0.80%	19,953
2013	13.139916	12.141970	-7.59%	29,156
2012	12.625815	13.139916	4.07%	54,524
2011	11.774859	12.625815	7.23%	54,943
2010	10.885591	11.774859	8.17%	38,453
2009*	10.000000	10.885591	8.86%	14,357
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	11.634861	11.651319	0.14%	367,225
2016	11.612368	11.634861	0.19%	411,861
2015	11.717057	11.612368	-0.89%	445,611
2014	11.759392	11.717057	-0.36%	486,769
2013	11.917865	11.759392	-1.33%	486,764
2012	11.395491	11.917865	4.58%	427,008
2011	11.406927	11.395491	-0.10%	405,872
2010	10.965168	11.406927	4.03%	401,693
2009*	10.000000	10.965168	9.65%	253,219
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.128515	10.248333	1.18%	38,328
2016*	10.000000	10.128515	1.29%	1,258
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.899642	11.299359	3.67%	28,208
2016	10.742984	10.899642	1.46%	35,529
2015	10.826136	10.742984	-0.77%	35,323
2014	10.508603	10.826136	3.02%	53,620
2013	10.848202	10.508603	-3.13%	74,455
2012	10.017458	10.848202	8.29%	56,908
2011*	10.000000	10.017458	0.17%	15,015
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.279329	12.79%	124
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.351126	13.401336	29.47%	5,635
2016*	10.000000	10.351126	3.51%	0

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	18.022713	22.562982	25.19%	0
2016	18.680916	18.022713	-3.52%	0
2015	18.862245	18.680916	-0.96%	0
2014	20.458665	18.862245	-7.80%	0
2013	16.152118	20.458665	26.66%	0
2012	13.396230	16.152118	20.57%	0
2011	16.306323	13.396230	-17.85%	0
2010	14.985184	16.306323	8.82%	0
2009	12.157113	14.985184	23.26%	0
2008	21.931863	12.157113	-44.57%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	28.339064	35.681824	25.91%	20,039
2016	32.092302	28.339064	-11.70%	17,887
2015	28.851376	32.092302	11.23%	22,873
2014	22.230843	28.851376	29.78%	22,089
2013	14.934298	22.230843	48.86%	24,846
2012	11.527357	14.934298	29.56%	33,550
2011	10.558722	11.527357	9.17%	6,423
2010*	10.000000	10.558722	5.59%	618
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.820159	7.581892	-3.05%	6,917
2016	5.513376	7.820159	41.84%	6,948
2015	8.399050	5.513376	-34.36%	6,824
2014	10.529677	8.399050	-20.23%	4,232
2013	9.652965	10.529677	9.08%	4,232
2012*	10.000000	9.652965	-3.47%	1,219
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.977002	7.755528	-2.78%	7,156
2016	5.612326	7.977002	42.13%	24,691
2015	8.526767	5.612326	-34.18%	24,691
2014	10.657673	8.526767	-19.99%	34,579
2013	9.749237	10.657673	9.32%	34,579
2012*	10.000000	9.749237	-2.51%	36,895
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2017	19.886321	26.472753	33.12%	0
2016	20.003209	19.886321	-0.58%	0
2015	19.957443	20.003209	0.23%	0
2014	19.428594	19.957443	2.72%	0
2013	14.043776	19.428594	38.34%	0
2012	11.795232	14.043776	19.06%	0
2011	12.625755	11.795232	-6.58%	0
2010*	10.000000	12.625755	26.26%	0

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	17.226288	21.442881	24.48%	53,991
2016	16.165097	17.226288	6.56%	59,701
2015	16.830018	16.165097	-3.95%	63,666
2014	17.342844	16.830018	-2.96%	76,803
2014	17.342844	16.830018	-2.96%	0
2013	11.672517	17.342844	48.58%	76,583
2012	10.941426	11.672517	6.68%	75,876
2011	11.595904	10.941426	-5.64%	0
2010	9.248681	11.595904	25.38%	58,940
2009	6.126378	9.248681	50.96%	25,973
2008	10.575221	6.126378	-42.07%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	11.522090	13.014769	12.95%	0
2016	11.281899	11.522090	2.13%	0
2015	11.569328	11.281899	-2.48%	0
2014	11.237121	11.569328	2.96%	0
2013	10.161069	11.237121	10.59%	0
2012*	10.000000	10.161069	1.61%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	27.749549	32.516386	17.18%	279
2016	25.286379	27.749549	9.74%	279
2015	25.233512	25.286379	0.21%	280
2014	23.368928	25.233512	7.98%	280
2013	17.573545	23.368928	32.98%	2,695
2012	15.171279	17.573545	15.83%	2,744
2011	14.476394	15.171279	4.80%	3,621
2010	12.989607	14.476394	11.45%	4,720
2009	10.924360	12.989607	18.90%	4,495
2008	18.644516	10.924360	-41.41%	4,855
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	41.337282	46.090868	11.50%	179
2016	33.526032	41.337282	23.30%	179
2015	35.982069	33.526032	-6.83%	179
2014	33.428551	35.982069	7.64%	179
2013	24.582676	33.428551	35.98%	179
2012	21.002882	24.582676	17.04%	4,043
2011	23.263240	21.002882	-9.72%	5,000
2010	18.599965	23.263240	25.07%	1,790
2009	13.196532	18.599965	40.95%	1,610
2008	20.788356	13.196532	-36.52%	626
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	14.039864	14.381180	2.43%	4,377
2016	13.612671	14.039864	3.14%	4,135
2015	14.126666	13.612671	-3.64%	5,063
2014	13.841507	14.126666	2.06%	5,004
2013	15.307623	13.841507	-9.58%	11,024
2012	14.428345	15.307623	6.09%	10,708
2011	13.068240	14.428345	10.41%	13,631
2010	12.582805	13.068240	3.86%	5,495
2009	11.555283	12.582805	8.89%	3,207
2008	11.884433	11.555283	-2.77%	2,739

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2017	26.346520	31.314887	18.86%	0
2016	23.556348	26.346520	11.84%	0
2015	25.350580	23.556348	-7.08%	0
2014	22.841749	25.350580	10.98%	0
2013	17.064182	22.841749	33.86%	0
2012	15.090266	17.064182	13.08%	0
2011	14.848964	15.090266	1.63%	0
2010	13.199662	14.848964	12.50%	0
2009	11.343766	13.199662	16.36%	0
2008	17.590841	11.343766	-35.51%	417
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2017	28.232639	31.093614	10.13%	1,578
2016	23.284836	28.232639	21.25%	1,591
2015	23.945882	23.284836	-2.76%	2,051
2014	20.850836	23.945882	14.84%	2,058
2013	16.246335	20.850836	28.34%	2,091
2012	14.148229	16.246335	14.83%	2,133
2011	14.441449	14.148229	-2.03%	2,176
2010	12.285401	14.441449	17.55%	2,170
2009	9.579660	12.285401	28.24%	1,712
2008	12.844100	9.579660	-25.42%	1,712
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.207905	12.899909	15.10%	0
2016	9.774027	11.207905	14.67%	0
2015*	10.000000	9.774027	-2.26%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	15.475366	17.386193	12.35%	3,352
2016	15.088680	15.475366	2.56%	3,355
2015	15.426362	15.088680	-2.19%	3,358
2014	15.317744	15.426362	0.71%	8,691
2013	13.550365	15.317744	13.04%	3,308
2012	12.472250	13.550365	8.64%	3,768
2011	13.100288	12.472250	-4.79%	10,043
2010	12.080182	13.100288	8.44%	4,902
2009*	10.000000	12.080182	20.80%	961
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.284734	10.880946	5.80%	0
2016	9.226563	10.284734	11.47%	0
2015*	10.000000	9.226563	-7.73%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.922924	10.118513	1.97%	0
2016	9.802068	9.922924	1.23%	0
2015*	10.000000	9.802068	-1.98%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.214154	2.14%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	15.291526	16.884989	10.42%	0
2016	11.806570	15.291526	29.52%	0
2015	12.775566	11.806570	-7.58%	0
2014	12.242868	12.775566	4.35%	0
2013*	10.000000	12.242868	22.43%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.946022	13.578297	13.66%	0
2016	10.495243	11.946022	13.82%	0
2015	10.896909	10.495243	-3.69%	0
2014*	10.000000	10.896909	8.97%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	42.579818	47.288377	11.06%	2,383
2016	34.277075	42.579818	24.22%	2,489
2015	35.520868	34.277075	-3.50%	2,748
2014	34.200701	35.520868	3.86%	3,302
2013	24.600076	34.200701	39.03%	2,435
2012	21.513032	24.600076	14.35%	3,075
2011	21.651924	21.513032	-0.64%	4,071
2010	17.416532	21.651924	24.32%	4,221
2009	14.099468	17.416532	23.53%	3,835
2008	20.656760	14.099468	-31.74%	3,280
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	28.240995	33.821931	19.76%	28,577
2016	25.648612	28.240995	10.11%	29,935
2015	25.736627	25.648612	-0.34%	31,046
2014	23.031172	25.736627	11.75%	32,758
2013	17.699214	23.031172	30.13%	33,593
2012	15.513997	17.699214	14.09%	37,614
2011	15.451663	15.513997	0.40%	39,186
2010	13.654331	15.451663	13.16%	13,230
2009	10.964492	13.654331	24.53%	13,306
2008	17.705711	10.964492	-38.07%	17,781
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2017	23.744886	29.797349	25.49%	0
2016	22.328047	23.744886	6.35%	0
2015	23.229638	22.328047	-3.88%	0
2014	21.805135	23.229638	6.53%	0
2013	18.265886	21.805135	19.38%	0
2012	16.786502	18.265886	8.81%	0
2011	15.624495	16.786502	7.44%	0
2010	13.746110	15.624495	13.66%	0
2009	11.382788	13.746110	20.76%	0
2008	16.393743	11.382788	-30.57%	4,503

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2017	22.991027	28.251996	22.88%	0
2016	19.924379	22.991027	15.39%	0
2015	20.688208	19.924379	-3.69%	0
2014	20.666357	20.688208	0.11%	0
2013	14.112417	20.666357	46.44%	0
2012	11.879803	14.112417	18.79%	0
2011	13.990709	11.879803	-15.09%	0
2010	10.824716	13.990709	29.25%	0
2009	8.711717	10.824716	24.25%	0
2008	14.169839	8.711717	-38.52%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.545159	10.777627	2.20%	0
2016	9.796509	10.545159	7.64%	0
2015	10.014865	9.796509	-2.18%	0
2014	10.078823	10.014865	-0.63%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	14.714769	16.089702	9.34%	0
2016	15.591596	14.714769	-5.62%	0
2015	16.866203	15.591596	-7.56%	0
2014	17.301275	16.866203	-2.51%	0
2013	15.081218	17.301275	14.72%	0
2012	13.873731	15.081218	8.70%	0
2011	14.860540	13.873731	-6.64%	142
2010	13.309642	14.860540	11.65%	565
2009	11.893527	13.309642	11.91%	566
2008	17.115973	11.893527	-30.51%	2,606
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	14.448128	14.810448	2.51%	33,364
2016	14.124294	14.448128	2.29%	34,598
2015	14.358927	14.124294	-1.63%	35,848
2014	14.040128	14.358927	2.27%	37,282
2013	14.104790	14.040128	-0.46%	38,345
2012	13.044311	14.104790	8.13%	39,304
2011	12.944665	13.044311	0.77%	40,546
2010	12.099752	12.944665	6.98%	8,075
2009	10.192346	12.099752	18.71%	7,916
2008	11.158967	10.192346	-8.66%	8,697

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2017	15.957459	17.784111	11.45%	5,634
2016	15.348018	15.957459	3.97%	6,042
2015	15.617254	15.348018	-1.72%	6,175
2014	15.168189	15.617254	2.96%	6,302
2013	13.562631	15.168189	11.84%	6,429
2012	12.302702	13.562631	10.24%	6,562
2011	12.505247	12.302702	-1.62%	6,704
2010	11.246150	12.505247	11.20%	3,004
2009	9.182964	11.246150	22.47%	1,013
2008	12.420655	9.182964	-26.07%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2017	16.647287	19.122617	14.87%	16,608
2016	15.924856	16.647287	4.54%	16,634
2015	16.192595	15.924856	-1.65%	16,754
2014	15.669204	16.192595	3.34%	17,738
2013	13.715142	15.669204	14.25%	16,901
2012	12.277384	13.715142	11.71%	16,612
2011	12.582414	12.277384	-2.42%	18,605
2010	11.139053	12.582414	12.96%	19,877
2009	8.770528	11.139053	27.01%	13,153
2008	13.210160	8.770528	-33.61%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2017	17.453437	20.813185	19.25%	510
2016	16.606365	17.453437	5.10%	510
2015	16.897544	16.606365	-1.72%	510
2014	16.328276	16.897544	3.49%	510
2013	13.612341	16.328276	19.95%	510
2012	11.962012	13.612341	13.80%	510
2011	12.459520	11.962012	-3.99%	510
2010	10.881632	12.459520	14.50%	510
2009	8.396023	10.881632	29.60%	829
2008	13.744782	8.396023	-38.91%	2,679
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.442266	11.980067	14.73%	0
2016*	10.000000	10.442266	4.42%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	18.186386	17.470068	-3.94%	1,734
2016	13.787090	18.186386	31.91%	2,057
2015	17.608510	13.787090	-21.70%	2,425
2014	20.430700	17.608510	-13.81%	2,824
2013	16.656883	20.430700	22.66%	3,096
2012	16.097540	16.656883	3.47%	3,417
2011	17.186280	16.097540	-6.33%	3,662
2010	14.598283	17.186280	17.73%	107
2009	10.012375	14.598283	45.80%	107
2008	22.226546	10.012375	-54.95%	108

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	26.338773	29.315594	11.30%	5,102
2016	22.647170	26.338773	16.30%	5,217
2015	23.936774	22.647170	-5.39%	5,469
2014	22.333702	23.936774	7.18%	6,207
2013	17.683909	22.333702	26.29%	12,596
2012	15.291246	17.683909	15.65%	15,477
2011	15.375892	15.291246	-0.55%	19,426
2010	13.542369	15.375892	13.54%	16,996
2009	10.553157	13.542369	28.33%	19,405
2008	18.678087	10.553157	-43.50%	21,405
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.269717	12.984545	15.22%	0
2016*	10.000000	11.269717	12.70%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	27.020598	35.992355	33.20%	21,141
2016	27.198299	27.020598	-0.65%	21,932
2015	25.750733	27.198299	5.62%	22,780
2014	23.477872	25.750733	9.68%	23,757
2013	17.472680	23.477872	34.37%	24,345
2012	15.458885	17.472680	13.03%	25,820
2011	15.651342	15.458885	-1.23%	26,680
2010	12.789482	15.651342	22.38%	2,204
2009	10.115904	12.789482	26.43%	2,204
2008	19.431914	10.115904	-47.94%	1,330
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	14.754204	15.159549	2.75%	31,189
2016	14.292899	14.754204	3.23%	30,425
2015	14.590465	14.292899	-2.04%	32,850
2014	13.982182	14.590465	4.35%	40,561
2013	14.450811	13.982182	-3.24%	32,129
2012	13.850595	14.450811	4.33%	32,616
2011	13.096971	13.850595	5.75%	29,668
2010	12.325709	13.096971	6.26%	35,586
2009	10.804103	12.325709	14.08%	41,847
2008	11.327435	10.804103	-4.62%	38,037
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	41.195224	49.061253	19.09%	3,740
2016	37.252502	41.195224	10.58%	3,801
2015	38.329243	37.252502	-2.81%	3,882
2014	36.587901	38.329243	4.76%	3,950
2013	27.255642	36.587901	34.24%	5,197
2012	24.080681	27.255642	13.18%	6,305
2011	27.339700	24.080681	-11.92%	10,342
2010	21.522281	27.339700	27.03%	9,857
2009	15.587365	21.522281	38.08%	9,903
2008	26.123697	15.587365	-40.33%	10,445

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	21.822070	28.026626	28.43%	2,762
2016	23.314667	21.822070	-6.40%	2,966
2015	22.844758	23.314667	2.06%	2,922
2014	25.214225	22.844758	-9.40%	0
2013	19.605946	25.214225	28.60%	0
2012	16.485190	19.605946	18.93%	0
2011	20.185185	16.485190	-18.33%	0
2010	18.107177	20.185185	11.48%	0
2009	14.519919	18.107177	24.71%	0
2008	26.225101	14.519919	-44.63%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017	12.194603	12.503072	2.53%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	33.351596	39.241580	17.66%	17,033
2016	30.891315	33.351596	7.96%	17,671
2015	32.296925	30.891315	-4.35%	18,397
2014	30.690313	32.296925	5.23%	19,184
2013	23.860754	30.690313	28.62%	19,762
2012	19.007014	23.860754	25.54%	20,249
2011	21.148761	19.007014	-10.13%	20,731
2010	16.943013	21.148761	24.82%	0
2009	10.912201	16.943013	55.27%	0
2008	22.673135	10.912201	-51.87%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	13.209891	14.615235	10.64%	0
2016	11.812893	13.209891	11.83%	0
2015	12.748465	11.812893	-7.34%	0
2014	12.545987	12.748465	1.61%	0
2013	10.259562	12.545987	22.29%	0
2012	9.003906	10.259562	13.95%	0
2011	9.255758	9.003906	-2.72%	0
2010	8.496860	9.255758	8.93%	0
2009	6.602655	8.496860	28.69%	0
2008*	10.000000	6.602655	-33.97%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	16.021825	17.361353	8.36%	582
2016	14.221543	16.021825	12.66%	582
2015	15.486773	14.221543	-8.17%	582
2014	14.983267	15.486773	3.36%	3,285
2013	13.309689	14.983267	12.57%	582
2012	11.958652	13.309689	11.30%	1,229
2011	11.821730	11.958652	1.16%	12,553
2010	10.619457	11.821730	11.32%	13,113
2009	7.926819	10.619457	33.97%	19,088
2008	11.405666	7.926819	-30.50%	21,836

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2017	28.534030	33.988665	19.12%	3,409
2016	24.887165	28.534030	14.65%	3,409
2015	26.143144	24.887165	-4.80%	3,419
2014	24.337700	26.143144	7.42%	3,443
2013	18.994060	24.337700	28.13%	9,306
2012	17.171303	18.994060	10.62%	14,429
2011	16.395848	17.171303	4.73%	16,608
2010	13.755220	16.395848	19.20%	15,916
2009	11.864461	13.755220	15.94%	18,548
2008	16.472804	11.864461	-27.98%	19,936
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	39.614656	43.309773	9.33%	27,907
2016	30.797418	39.614656	28.63%	28,768
2015	33.657806	30.797418	-8.50%	30,869
2014	33.873181	33.657806	-0.64%	32,667
2013	25.165035	33.873181	34.60%	33,659
2012	21.515194	25.165035	16.96%	36,489
2011	22.626818	21.515194	-4.91%	38,594
2010	17.860736	22.626818	26.68%	13,668
2009	13.996723	17.860736	27.61%	16,258
2008	21.150092	13.996723	-33.82%	9,552
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.620749	11.959500	38.73%	7,002
2016	7.429355	8.620749	16.04%	0
2015	9.353141	7.429355	-20.57%	573
2014*	10.000000	9.353141	-6.47%	573
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	22.137529	25.523832	15.30%	2,290
2016	20.905643	22.137529	5.89%	2,330
2015	22.628799	20.905643	-7.61%	2,698
2014	25.772617	22.628799	-12.20%	3,171
2013	21.212826	25.772617	21.50%	334
2012	18.159965	21.212826	16.81%	494
2011	20.567436	18.159965	-11.71%	1,184
2010	19.202774	20.567436	7.11%	1,601
2009	14.182463	19.202774	35.40%	2,040
2008	24.076684	14.182463	-41.09%	2,190
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.442957	9.509613	0.71%	995
2016	9.284515	9.442957	1.71%	9,703
2015	9.820028	9.284515	-5.45%	3,962
2014	9.760385	9.820028	0.61%	4,237

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	11.307820	12.637391	11.76%	0
2016	10.969009	11.307820	3.09%	0
2015	11.787966	10.969009	-6.95%	0
2014	11.478269	11.787966	2.70%	0
2013	10.229842	11.478269	12.20%	0
2012*	10.000000	10.229842	2.30%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	10.144206	10.391108	2.43%	0
2016	10.316974	10.144206	-1.67%	0
2015	10.252727	10.316974	0.63%	0
2014	9.915253	10.252727	3.40%	0
2013*	10.000000	9.915253	-0.85%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	14.862857	18.653970	25.51%	72
2016	14.745481	14.862857	0.80%	73
2015	14.247788	14.745481	3.49%	74
2014	13.331810	14.247788	6.87%	76
2013	9.652441	13.331810	38.12%	0
2012*	10.000000	9.652441	-3.48%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	13.764657	15.592761	13.28%	0
2016	12.310942	13.764657	11.81%	0
2015	13.017711	12.310942	-5.43%	0
2014	12.648421	13.017711	2.92%	0
2013	9.965432	12.648421	26.92%	0
2012*	10.000000	9.965432	-0.35%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.884866	16.756290	20.68%	3,429
2016	13.973084	13.884866	-0.63%	3,445
2015	13.996975	13.973084	-0.17%	3,453
2014	13.155112	13.996975	6.40%	3,476
2013	9.747086	13.155112	34.96%	3,493
2012*	10.000000	9.747086	-2.53%	3,534
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	13.877666	16.217109	16.86%	0
2016	14.415999	13.877666	-3.73%	0
2015	15.919854	14.415999	-9.45%	99
2014	17.008748	15.919854	-6.40%	99
2013	13.757710	17.008748	23.63%	99
2012	11.684549	13.757710	17.74%	99
2011	12.744555	11.684549	-8.32%	2,869
2010	11.869547	12.744555	7.37%	494
2009*	10.000000	11.869547	18.70%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	12.614487	13.295910	5.40%	454
2016	10.988582	12.614487	14.80%	455
2015	11.895870	10.988582	-7.63%	455
2014	11.815308	11.895870	0.68%	456
2013	10.822503	11.815308	9.17%	456
2012*	10.000000	10.822503	8.23%	456
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	13.453592	16.867809	25.38%	0
2016	12.831798	13.453592	4.85%	0
2015	13.784396	12.831798	-6.91%	0
2014	12.933983	13.784396	6.58%	0
2013	10.074850	12.933983	28.38%	0
2012*	10.000000	10.074850	0.75%	0
Janus Henderson VIT Balanced Portfolio: Service Sharess - Q/NQ
2017	24.960983	29.134819	16.72%	0
2016	24.216311	24.960983	3.08%	15
2015	24.410230	24.216311	-0.79%	109
2014	22.826198	24.410230	6.94%	202
2013	19.284523	22.826198	18.37%	299
2012	17.216586	19.284523	12.01%	307
2011	17.192302	17.216586	0.14%	539
2010	16.094242	17.192302	6.82%	776
2009	12.971311	16.094242	24.08%	971
2008	15.640843	12.971311	-17.07%	1,292
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.890484	10.099758	2.12%	0
2016	9.792716	9.890484	1.00%	0
2015*	10.000000	9.792716	-2.07%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	34.193767	43.918719	28.44%	620
2016	33.948508	34.193767	0.72%	685
2015	30.696497	33.948508	10.59%	706
2014	28.643843	30.696497	7.17%	770
2013	22.150289	28.643843	29.32%	807
2012	18.101256	22.150289	22.37%	742
2011	19.687305	18.101256	-8.06%	861
2010	18.713779	19.687305	5.20%	833
2009	12.971946	18.713779	44.26%	794
2008	23.576520	12.971946	-44.98%	190
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	16.752119	23.985761	43.18%	0
2016	14.892232	16.752119	12.49%	0
2015	14.403952	14.892232	3.39%	0
2014	13.332623	14.403952	8.04%	0
2013	9.967086	13.332623	33.77%	0
2012*	10.000000	9.967086	-0.33%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	25.391455	32.815814	29.24%	0
2016	27.546711	25.391455	-7.82%	0
2015	30.573138	27.546711	-9.90%	0
2014	35.204799	30.573138	-13.16%	0
2013	31.179449	35.204799	12.91%	0
2012	27.883734	31.179449	11.82%	78
2011	41.710343	27.883734	-33.15%	0
2010	33.768518	41.710343	23.52%	0
2009	19.086503	33.768518	76.92%	0
2008	40.440498	19.086503	-52.80%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.746952	11.047137	26.30%	0
2016	7.329770	8.746952	19.33%	0
2015	9.280029	7.329770	-21.02%	0
2014	9.849476	9.280029	-5.78%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.980990	10.242569	2.62%	0
2016*	10.000000	9.980990	-0.19%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	13.564122	16.930808	24.82%	0
2016	12.618186	13.564122	7.50%	0
2015	13.051490	12.618186	-3.32%	0
2014	14.280243	13.051490	-8.60%	0
2013	10.234937	14.280243	39.52%	0
2012*	10.000000	10.234937	2.35%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	31.697610	36.751543	15.94%	12,997
2016	28.197129	31.697610	12.41%	13,838
2015	28.808691	28.197129	-2.12%	15,854
2014	26.459145	28.808691	8.88%	19,583
2013	19.750158	26.459145	33.97%	16,736
2012	17.250759	19.750158	14.49%	18,876
2011	17.541664	17.250759	-1.66%	20,222
2010	15.964033	17.541664	9.88%	21,297
2009	13.195394	15.964033	20.98%	20,499
2008	19.857817	13.195394	-33.55%	4,750
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	16.236876	20.345127	25.30%	0
2016	15.825647	16.236876	2.60%	0
2015	15.065684	15.825647	5.04%	0
2014	15.077883	15.065684	-0.08%	0
2013	11.956778	15.077883	26.10%	0
2012	10.439213	11.956778	14.54%	0
2011	10.756923	10.439213	-2.95%	0
2010*	10.000000	10.756923	7.57%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	10.192641	12.900638	26.57%	732
2016	9.746717	10.192641	4.58%	732
2015*	10.000000	9.746717	-2.53%	732
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	13.807085	14.445978	4.63%	421
2016	13.200759	13.807085	4.59%	421
2015	13.473208	13.200759	-2.02%	421
2014	12.677731	13.473208	6.27%	421
2013	12.906594	12.677731	-1.77%	421
2012	11.963898	12.906594	7.88%	421
2011	11.488067	11.963898	4.14%	421
2010	10.881299	11.488067	5.58%	866
2009	10.068937	10.881299	8.07%	882
2008	11.381208	10.068937	-11.53%	24,107
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	24.638590	26.677157	8.27%	0
2016	22.550987	24.638590	9.26%	0
2015	23.096336	22.550987	-2.36%	0
2014	22.720159	23.096336	1.66%	0
2013	25.202991	22.720159	-9.85%	0
2012	21.641229	25.202991	16.46%	0
2011	20.492626	21.641229	5.60%	0
2010	18.900293	20.492626	8.42%	0
2009	14.702450	18.900293	28.55%	0
2008	17.503021	14.702450	-16.00%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.350193	10.397175	11.20%	0
2016	8.231434	9.350193	13.59%	0
2015*	10.000000	8.231434	-17.69%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	16.989813	19.727274	16.11%	0
2016	15.490967	16.989813	9.68%	0
2015	16.889613	15.490967	-8.28%	0
2014	17.455016	16.889613	-3.24%	0
2013	13.392106	17.455016	30.34%	0
2012	11.053992	13.392106	21.15%	0
2011	11.290829	11.053992	-2.10%	0
2010*	10.000000	11.290829	12.91%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	25.437308	27.253585	7.14%	2,485
2016	21.416606	25.437308	18.77%	2,504
2015	22.684317	21.416606	-5.59%	2,705
2014	20.327840	22.684317	11.59%	2,541
2013	15.625672	20.327840	30.09%	2,319
2012	13.819552	15.625672	13.07%	4,717
2011	13.919336	13.819552	-0.72%	13,348
2010	12.450830	13.919336	11.79%	14,046
2009*	10.000000	12.450830	24.51%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	15.914442	18.207291	14.41%	58,795
2016	14.777298	15.914442	7.70%	61,624
2015	14.811017	14.777298	-0.23%	64,560
2014	14.278344	14.811017	3.73%	73,654
2013	11.722228	14.278344	21.81%	76,800
2012	10.253438	11.722228	14.32%	78,224
2011	10.282176	10.253438	-0.28%	72,756
2010	9.290525	10.282176	10.67%	71,371
2009	7.619334	9.290525	21.93%	48,278
2008	10.981885	7.619334	-30.62%	9,826
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	11.882763	12.117623	1.98%	47,497
2016	11.716163	11.882763	1.42%	44,415
2015	11.885924	11.716163	-1.43%	44,701
2014	11.459768	11.885924	3.72%	46,569
2013	11.905379	11.459768	-3.74%	46,856
2012	11.480144	11.905379	3.70%	42,689
2011	10.990144	11.480144	4.46%	40,812
2010	10.494946	10.990144	4.72%	44,808
2009	9.471637	10.494946	10.80%	38,042
2008	10.636755	9.471637	-10.95%	18,797
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	16.323247	21.122267	29.40%	5,265
2016	16.490098	16.323247	-1.01%	5,297
2015	15.665392	16.490098	5.26%	5,318
2014	15.569850	15.665392	0.61%	5,349
2013	12.250255	15.569850	27.10%	5,370
2012	10.156210	12.250255	20.62%	5,677
2011	11.334491	10.156210	-10.40%	9,338
2010	10.307303	11.334491	9.97%	5,302
2009	7.367390	10.307303	39.90%	5,259
2008	12.152287	7.367390	-39.37%	6,064

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	16.974057	21.432803	26.27%	8,229
2016	15.751944	16.974057	7.76%	8,313
2015	14.980441	15.751944	5.15%	8,818
2014	14.030568	14.980441	6.77%	8,650
2013	10.956614	14.030568	28.06%	8,165
2012	9.446186	10.956614	15.99%	7,919
2011	10.030959	9.446186	-5.83%	15,234
2010	8.589921	10.030959	16.78%	17,667
2009	6.264678	8.589921	37.12%	13,454
2008	11.366340	6.264678	-44.88%	9,499
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	14.894334	17.942899	20.47%	31,768
2016	13.570176	14.894334	9.76%	34,494
2015	13.587356	13.570176	-0.13%	35,674
2014	12.476372	13.587356	8.90%	39,246
2013	9.496885	12.476372	31.37%	42,162
2012	8.211406	9.496885	15.65%	47,901
2011	8.500979	8.211406	-3.41%	42,333
2010	7.753245	8.500979	9.64%	43,200
2009	6.004590	7.753245	29.12%	36,633
2008	9.812784	6.004590	-38.81%	15,776
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	27.753891	32.272202	16.28%	4,912
2016	23.891471	27.753891	16.17%	5,317
2015	25.867035	23.891471	-7.64%	5,897
2014	24.035696	25.867035	7.62%	6,576
2013	17.980424	24.035696	33.68%	4,621
2012	15.400834	17.980424	16.75%	7,034
2011	15.995294	15.400834	-3.72%	7,555
2010	14.023444	15.995294	14.06%	5,375
2009	11.065670	14.023444	26.73%	2,878
2008	17.840255	11.065670	-37.97%	5,314
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.445019	11.052242	17.02%	0
2016	9.283281	9.445019	1.74%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	22.709451	23.953772	5.48%	3,001
2016	20.134252	22.709451	12.79%	3,001
2015	20.924368	20.134252	-3.78%	3,001
2014	20.651818	20.924368	1.32%	3,001
2013	19.522001	20.651818	5.79%	2,565
2012	17.248818	19.522001	13.18%	4,067
2011	16.815855	17.248818	2.57%	4,329
2010	15.041415	16.815855	11.80%	3,428
2009	10.427509	15.041415	44.25%	6,840
2008	14.656493	10.427509	-28.85%	7,547

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	14.511643	17.888090	23.27%	1,077
2016	12.935493	14.511643	12.18%	1,196
2015	13.250649	12.935493	-2.38%	1,240
2014	12.586030	13.250649	5.28%	1,151
2013	8.875221	12.586030	41.81%	1,226
2012	7.688829	8.875221	15.43%	1,205
2011	8.808767	7.688829	-12.71%	1,292
2010	7.726862	8.808767	14.00%	1,182
2009	5.112803	7.726862	51.13%	1,201
2008*	10.000000	5.112803	-48.87%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	16.322011	19.088126	16.95%	18,319
2016	15.003070	16.322011	8.79%	19,567
2015	15.249096	15.003070	-1.61%	22,172
2014	13.966469	15.249096	9.18%	28,047
2013	10.202673	13.966469	36.89%	21,829
2012	9.271473	10.202673	10.04%	25,836
2011	9.700646	9.271473	-4.42%	24,131
2010	7.946160	9.700646	22.08%	24,276
2009	6.126807	7.946160	29.69%	36,558
2008*	10.000000	6.126807	-38.73%	42,970
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	13.437156	15.904915	18.37%	0
2016	12.550261	13.437156	7.07%	0
2015	12.929453	12.550261	-2.93%	0
2014	12.523331	12.929453	3.24%	0
2013	9.789829	12.523331	27.92%	0
2012	8.530964	9.789829	14.76%	0
2011	9.222635	8.530964	-7.50%	0
2010	8.120150	9.222635	13.58%	4,970
2009	6.361474	8.120150	27.65%	5,114
2008*	10.000000	6.361474	-36.39%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	13.093838	14.496239	10.71%	61,915
2016	12.489561	13.093838	4.84%	65,273
2015	12.776593	12.489561	-2.25%	68,948
2014	12.398930	12.776593	3.05%	72,581
2013	10.945235	12.398930	13.28%	189,564
2012	9.975148	10.945235	9.73%	214,024
2011	10.233697	9.975148	-2.53%	81,198
2010	9.381701	10.233697	9.08%	83,083
2009	7.924860	9.381701	18.38%	45,521
2008*	10.000000	7.924860	-20.75%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	13.459874	15.400760	14.42%	98,584
2016	12.693535	13.459874	6.04%	117,017
2015	13.020707	12.693535	-2.51%	89,553
2014	12.587557	13.020707	3.44%	80,210
2013	10.507937	12.587557	19.79%	76,941
2012	9.359029	10.507937	12.28%	79,486
2011	9.810720	9.359029	-4.60%	83,116
2010	8.835230	9.810720	11.04%	73,118
2009	7.202203	8.835230	22.67%	22,627
2008*	10.000000	7.202203	-27.98%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	12.210420	12.831384	5.09%	54,163
2016	11.813376	12.210420	3.36%	58,018
2015	12.045260	11.813376	-1.93%	62,062
2014	11.797908	12.045260	2.10%	62,338
2013	11.379856	11.797908	3.67%	85,043
2012	10.714917	11.379856	6.21%	79,467
2011	10.693892	10.714917	0.20%	187,063
2010	10.134560	10.693892	5.52%	187,887
2009	9.075933	10.134560	11.66%	54,389
2008*	10.000000	9.075933	-9.24%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.793727	12.239267	13.39%	0
2016	10.349399	10.793727	4.29%	0
2015	10.945078	10.349399	-5.44%	0
2014	10.833180	10.945078	1.03%	0
2013*	10.000000	10.833180	8.33%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.799512	12.568618	16.38%	0
2016	10.291004	10.799512	4.94%	0
2015	10.949995	10.291004	-6.02%	0
2014	10.971795	10.949995	-0.20%	0
2013*	10.000000	10.971795	9.72%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	13.310368	14.988177	12.61%	279,017
2016	12.621042	13.310368	5.46%	285,357
2015	12.911961	12.621042	-2.25%	325,712
2014	12.497626	12.911961	3.32%	332,899
2013	10.737610	12.497626	16.39%	235,462
2012	9.671916	10.737610	11.02%	241,152
2011	10.022954	9.671916	-3.50%	197,034
2010	9.108906	10.022954	10.03%	202,407
2009	7.560267	9.108906	20.48%	140,480
2008*	10.000000	7.560267	-24.40%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	13.396338	15.627685	16.66%	0
2016	12.601942	13.396338	6.30%	0
2015	12.950251	12.601942	-2.69%	0
2014	12.535692	12.950251	3.31%	0
2013	10.209409	12.535692	22.79%	0
2012	9.018302	10.209409	13.21%	0
2011	9.574904	9.018302	-5.81%	0
2010	8.552690	9.574904	11.95%	0
2009	6.838895	8.552690	25.06%	0
2008*	10.000000	6.838895	-31.61%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.892788	13.997763	8.57%	11,564
2016	12.310589	12.892788	4.73%	12,404
2015	12.594251	12.310589	-2.25%	12,928
2014	12.247258	12.594251	2.83%	17,510
2013	11.143623	12.247258	9.90%	18,515
2012	10.249814	11.143623	8.72%	19,525
2011	10.402177	10.249814	-1.46%	20,601
2010	9.656186	10.402177	7.73%	22,629
2009	8.305104	9.656186	16.27%	110,751
2008*	10.000000	8.305104	-16.95%	7,362
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	12.618492	12.988558	2.93%	18,456
2016	12.162568	12.618492	3.75%	17,839
2015	12.419645	12.162568	-2.07%	18,752
2014	12.008623	12.419645	3.42%	24,821
2013	12.418819	12.008623	-3.30%	22,216
2012	11.694912	12.418819	6.19%	23,380
2011	11.141529	11.694912	4.97%	18,417
2010	10.561020	11.141529	5.50%	19,836
2009	9.843611	10.561020	7.29%	24,355
2008*	10.000000	9.843611	-1.56%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	13.505943	13.846969	2.53%	0
2016	13.228253	13.505943	2.10%	0
2015	13.458526	13.228253	-1.71%	0
2014	12.987966	13.458526	3.62%	0
2013	13.420672	12.987966	-3.22%	0
2012	12.681415	13.420672	5.83%	0
2011	12.103098	12.681415	4.78%	0
2010	11.330708	12.103098	6.82%	0
2009	9.849433	11.330708	15.04%	0
2008*	10.000000	9.849433	-1.51%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	12.174968	14.180679	16.47%	0
2016	11.062690	12.174968	10.05%	0
2015	11.562299	11.062690	-4.32%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.709967	13.170177	12.47%	0
2016	10.896302	11.709967	7.47%	0
2015	11.226404	10.896302	-2.94%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	27.706805	38.659847	39.53%	1,344
2016	26.091203	27.706805	6.19%	1,344
2015	31.525781	26.091203	-17.24%	1,344
2014	33.848293	31.525781	-6.86%	1,714
2013	34.113065	33.848293	-0.78%	1,132
2012	29.513786	34.113065	15.58%	1,132
2011	38.592441	29.513786	-23.52%	1,132
2010	33.698595	38.592441	14.52%	1,132
2009	20.913679	33.698595	61.13%	0
2008	50.316189	20.913679	-58.44%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	13.176659	13.290328	0.86%	25,205
2016	13.238080	13.176659	-0.46%	24,036
2015	13.413450	13.238080	-1.31%	25,584
2014	12.983160	13.413450	3.31%	31,976
2013	13.696311	12.983160	-5.21%	28,153
2012	13.451870	13.696311	1.82%	28,170
2011	12.693868	13.451870	5.97%	25,783
2010	12.261714	12.693868	3.52%	30,859
2009	12.085723	12.261714	1.46%	38,284
2008	11.355890	12.085723	6.43%	40,393
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	9.840219	9.763433	-0.78%	46,791
2016	9.958639	9.840219	-1.19%	60,314
2015	10.079594	9.958639	-1.20%	47,863
2014	10.202016	10.079594	-1.20%	52,902
2013	10.325922	10.202016	-1.20%	66,564
2012	10.451680	10.325922	-1.20%	65,089
2011	10.578266	10.451680	-1.20%	74,481
2010	10.706730	10.578266	-1.20%	27,655
2009	10.832224	10.706730	-1.16%	17,211
2008	10.743158	10.832224	0.83%	16,916
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	8.554721	10.740805	25.55%	0
2016	8.603819	8.554721	-0.57%	0
2015	8.998121	8.603819	-4.38%	0
2014	9.173436	8.998121	-1.91%	0
2013	7.897771	9.173436	16.15%	0
2012	6.937571	7.897771	13.84%	0
2011	7.801852	6.937571	-11.08%	0
2010	6.987917	7.801852	11.65%	0
2009	5.463669	6.987917	27.90%	0
2008*	10.000000	5.463669	-45.36%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	9.607990	11.814654	22.97%	832
2016	9.673775	9.607990	-0.68%	870
2015	9.929175	9.673775	-2.57%	861
2014	10.712643	9.929175	-7.31%	810
2013	8.960091	10.712643	19.56%	778
2012	7.671954	8.960091	16.79%	1,094
2011	8.909825	7.671954	-13.89%	1,075
2010	8.396757	8.909825	6.11%	2,989
2009	6.608175	8.396757	27.07%	2,965
2008	11.752968	6.608175	-43.77%	273
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	26.639587	31.171574	17.01%	17,729
2016	24.630320	26.639587	8.16%	23,638
2015	25.180813	24.630320	-2.19%	23,760
2014	24.276392	25.180813	3.73%	18,392
2013	19.309759	24.276392	25.72%	18,515
2012	16.863059	19.309759	14.51%	38,841
2011	17.765893	16.863059	-5.08%	39,661
2010	15.686757	17.765893	13.25%	40,972
2009	12.481591	15.686757	25.68%	17,003
2008	20.003278	12.481591	-37.60%	17,400
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	16.187812	17.774349	9.80%	28,844
2016	15.412504	16.187812	5.03%	28,868
2015	15.626845	15.412504	-1.37%	28,893
2014	15.123207	15.626845	3.33%	28,915
2013	13.495265	15.123207	12.06%	28,937
2012	12.487474	13.495265	8.07%	2,170
2011	12.527985	12.487474	-0.32%	2,192
2010	11.546847	12.527985	8.50%	1,811
2009*	10.000000	11.546847	15.47%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	18.674385	21.183220	13.43%	5,888
2016	17.542888	18.674385	6.45%	6,787
2015	17.850910	17.542888	-1.73%	8,153
2014	17.172696	17.850910	3.95%	9,195
2013	14.545637	17.172696	18.06%	9,294
2012	13.116007	14.545637	10.90%	9,393
2011	13.400366	13.116007	-2.12%	9,499
2010	12.106579	13.400366	10.69%	3,617
2009*	10.000000	12.106579	21.07%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	14.906663	15.565224	4.42%	60,968
2016	14.470251	14.906663	3.02%	61,454
2015	14.607334	14.470251	-0.94%	87,245
2014	14.231114	14.607334	2.64%	88,509
2013	13.740077	14.231114	3.57%	88,630
2012	13.222990	13.740077	3.91%	90,312
2011	13.002179	13.222990	1.70%	63,377
2010	12.427759	13.002179	4.62%	39,106
2009	11.531140	12.427759	7.78%	30,736
2008	12.419184	11.531140	-7.15%	28,997
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.781867	12.147526	12.67%	0
2016	10.323243	10.781867	4.44%	0
2015	10.798636	10.323243	-4.40%	0
2014	10.667806	10.798636	1.23%	0
2013*	10.000000	10.667806	6.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.841091	12.528304	15.56%	0
2016	10.259308	10.841091	5.67%	0
2015	10.811519	10.259308	-5.11%	0
2014	10.756350	10.811519	0.51%	0
2013*	10.000000	10.756350	7.56%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	20.955294	23.380950	11.58%	72,816
2016	19.795167	20.955294	5.86%	76,117
2015	20.102878	19.795167	-1.53%	79,114
2014	19.344755	20.102878	3.92%	88,990
2013	16.788235	19.344755	15.23%	96,128
2012	15.334639	16.788235	9.48%	106,903
2011	15.526778	15.334639	-1.24%	130,067
2010	14.168943	15.526778	9.58%	135,578
2009	12.037579	14.168943	17.71%	137,400
2008	15.863552	12.037579	-24.12%	132,371
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	24.237586	27.941668	15.28%	65,386
2016	22.613246	24.237586	7.18%	77,480
2015	23.056165	22.613246	-1.92%	152,993
2014	22.234044	23.056165	3.70%	158,700
2013	18.389031	22.234044	20.91%	162,033
2012	16.361519	18.389031	12.39%	159,686
2011	16.919649	16.361519	-3.30%	205,474
2010	15.177177	16.919649	11.48%	176,807
2009	12.349234	15.177177	22.90%	189,633
2008	18.218319	12.349234	-32.22%	196,543

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	17.982341	19.403704	7.90%	24,195
2016	17.218217	17.982341	4.44%	24,883
2015	17.432674	17.218217	-1.23%	25,118
2014	16.845997	17.432674	3.48%	28,343
2013	15.431111	16.845997	9.17%	28,527
2012	14.456676	15.431111	6.74%	26,539
2011	14.336203	14.456676	0.84%	27,512
2010	13.371496	14.336203	7.21%	13,455
2009	11.813669	13.371496	13.19%	6,800
2008	14.074594	11.813669	-16.06%	5,108
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	23.865430	29.962534	25.55%	8,678
2016	23.377358	23.865430	2.09%	8,866
2015	22.572737	23.377358	3.56%	9,826
2014	21.044964	22.572737	7.26%	10,240
2013	15.629299	21.044964	34.65%	18,683
2012	13.358654	15.629299	17.00%	28,295
2011	13.866543	13.358654	-3.66%	37,074
2010	12.933378	13.866543	7.22%	34,868
2009*	10.000000	12.933378	29.33%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.305697	11.969679	16.15%	0
2016	9.609192	10.305697	7.25%	0
2015	9.949477	9.609192	-3.42%	0
2014*	10.000000	9.949477	-0.51%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.914355	13.123440	20.24%	0
2016	10.038220	10.914355	8.73%	0
2015	10.145777	10.038220	-1.06%	0
2014*	10.000000	10.145777	1.46%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	40.348844	46.156514	14.39%	2,179
2016	33.949460	40.348844	18.85%	2,263
2015	35.255254	33.949460	-3.70%	2,263
2014	32.611339	35.255254	8.11%	2,318
2013	24.808543	32.611339	31.45%	5,267
2012	21.375587	24.808543	16.06%	5,747
2011	22.199507	21.375587	-3.71%	5,938
2010	17.803982	22.199507	24.69%	6,309
2009	13.176948	17.803982	35.11%	6,771
2008	20.991380	13.176948	-37.23%	7,147

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	16.327356	17.153350	5.06%	1,124
2016	15.209956	16.327356	7.35%	1,113
2015	15.852887	15.209956	-4.06%	1,153
2014	15.445578	15.852887	2.64%	1,179
2013	15.810957	15.445578	-2.31%	1,209
2012	14.257000	15.810957	10.90%	1,158
2011	13.671274	14.257000	4.28%	4,127
2010	12.512520	13.671274	9.26%	3,953
2009	10.182090	12.512520	22.89%	657
2008	12.460334	10.182090	-18.28%	771
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	10.323213	12.804290	24.03%	31,268
2016	10.713061	10.323213	-3.64%	32,485
2015	10.914612	10.713061	-1.85%	35,253
2014	11.198582	10.914612	-2.54%	39,418
2013	9.361443	11.198582	19.62%	26,469
2012	8.202376	9.361443	14.13%	28,185
2011	9.185799	8.202376	-10.71%	26,490
2010	8.169481	9.185799	12.44%	24,996
2009	6.075137	8.169481	34.47%	35,712
2008*	10.000000	6.075137	-39.25%	32,635
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	15.508708	18.776192	21.07%	4,575
2016	14.951737	15.508708	3.73%	4,851
2015	15.987994	14.951737	-6.48%	4,697
2014	17.915951	15.987994	-10.76%	5,276
2013	14.980213	17.915951	19.60%	0
2012	12.954145	14.980213	15.64%	0
2011	15.685829	12.954145	-17.41%	0
2010	14.992486	15.685829	4.62%	0
2009	11.717031	14.992486	27.95%	0
2008	22.158798	11.717031	-47.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	14.961093	19.198799	28.32%	12,651
2016	14.846847	14.961093	0.77%	13,435
2015	14.571151	14.846847	1.89%	15,638
2014	13.389334	14.571151	8.83%	18,425
2013	10.082228	13.389334	32.80%	18,386
2012	8.786769	10.082228	14.74%	26,314
2011	9.190355	8.786769	-4.39%	26,701
2010	8.063498	9.190355	13.97%	19,869
2009	6.309452	8.063498	27.80%	25,655
2008*	10.000000	6.309452	-36.91%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	15.130290	17.096196	12.99%	9,656
2016	13.196162	15.130290	14.66%	9,731
2015	13.831759	13.196162	-4.60%	10,034
2014	12.698969	13.831759	8.92%	10,112
2013	9.518933	12.698969	33.41%	12,559
2012	8.193456	9.518933	16.18%	12,759
2011	8.830785	8.193456	-7.22%	13,954
2010	7.927560	8.830785	11.39%	13,565
2009	6.297572	7.927560	25.88%	10,131
2008*	10.000000	6.297572	-37.02%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	15.061932	18.977542	26.00%	14,475
2016	14.373958	15.061932	4.79%	15,771
2015	14.599000	14.373958	-1.54%	16,791
2014	14.246386	14.599000	2.48%	20,367
2013	10.403142	14.246386	36.94%	17,214
2012	9.184736	10.403142	13.27%	19,089
2011	9.729110	9.184736	-5.60%	19,322
2010	7.786307	9.729110	24.95%	19,384
2009	6.219739	7.786307	25.19%	22,302
2008*	10.000000	6.219739	-37.80%	13,646
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	19.575840	22.018238	12.48%	10,134
2016	16.848653	19.575840	16.19%	10,633
2015	17.560003	16.848653	-4.05%	12,724
2014	15.188249	17.560003	15.62%	16,200
2013	11.330294	15.188249	34.05%	11,487
2012	9.857019	11.330294	14.95%	13,319
2011	10.213593	9.857019	-3.49%	13,444
2010	8.641112	10.213593	18.20%	12,779
2009	6.703532	8.641112	28.90%	17,089
2008*	10.000000	6.703532	-32.96%	24,667
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	24.794440	30.535594	23.16%	135
2016	23.223396	24.794440	6.76%	135
2015	23.381634	23.223396	-0.68%	135
2014	23.079810	23.381634	1.31%	135
2013	16.227833	23.079810	42.22%	0
2012	14.523810	16.227833	11.73%	0
2011	14.827544	14.523810	-2.05%	0
2010	11.995980	14.827544	23.60%	0
2009	9.546360	11.995980	25.66%	0
2008	18.073038	9.546360	-47.18%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	40.411060	43.422378	7.45%	196
2016	32.560474	40.411060	24.11%	207
2015	35.167768	32.560474	-7.41%	220
2014	33.339422	35.167768	5.48%	598
2013	24.098884	33.339422	38.34%	599
2012	20.275367	24.098884	18.86%	655
2011	21.704737	20.275367	-6.59%	739
2010	17.369652	21.704737	24.96%	1,037
2009	13.968365	17.369652	24.35%	1,076
2008	20.883792	13.968365	-33.11%	967
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	36.376134	40.684726	11.84%	129
2016	30.043784	36.376134	21.08%	129
2015	30.996106	30.043784	-3.07%	129
2014	31.199130	30.996106	-0.65%	129
2013	22.467236	31.199130	38.87%	1,521
2012	19.735650	22.467236	13.84%	1,559
2011	21.205433	19.735650	-6.93%	2,031
2010	17.173059	21.205433	23.48%	3,335
2009	12.929914	17.173059	32.82%	3,368
2008	21.229795	12.929914	-39.10%	6,878
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	25.076504	29.792426	18.81%	12,493
2016	22.832612	25.076504	9.83%	13,459
2015	22.957972	22.832612	-0.55%	15,288
2014	20.781219	22.957972	10.47%	18,858
2013	16.081916	20.781219	29.22%	14,516
2012	14.297829	16.081916	12.48%	16,655
2011	14.416607	14.297829	-0.82%	16,441
2010	12.887461	14.416607	11.87%	16,498
2009	10.388930	12.887461	24.05%	23,130
2008	18.009156	10.388930	-42.31%	28,629
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	14.084023	14.770326	4.87%	4,077
2016	13.300084	14.084023	5.89%	4,331
2015	14.269320	13.300084	-6.79%	4,443
2014	11.230093	14.269320	27.06%	5,200
2013	11.067633	11.230093	1.47%	5,607
2012	9.692167	11.067633	14.19%	3,824
2011	9.242303	9.692167	4.87%	4,291
2010	7.205672	9.242303	28.26%	4,583
2009	5.588046	7.205672	28.95%	5,076
2008*	10.000000	5.588046	-44.12%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	14.356306	17.195088	19.77%	0
2016	13.043723	14.356306	10.06%	0
2015	13.078829	13.043723	-0.27%	0
2014	11.706766	13.078829	11.72%	0
2013*	10.000000	11.706766	17.07%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	10.586764	10.625255	0.36%	3,046
2016	10.454496	10.586764	1.27%	2,934
2015	10.617677	10.454496	-1.54%	3,534
2014	10.693812	10.617677	-0.71%	3,577
2013	10.812296	10.693812	-1.10%	3,331
2012	10.571451	10.812296	2.28%	3,189
2011	10.562393	10.571451	0.09%	7,207
2010	10.438093	10.562393	1.19%	5,960
2009	9.863610	10.438093	5.82%	5,840
2008*	10.000000	9.863610	-1.36%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	14.581999	16.450627	12.81%	0
2016	12.210246	14.581999	19.42%	0
2015	12.992859	12.210246	-6.02%	0
2014	12.578175	12.992859	3.30%	0
2013*	10.000000	12.578175	25.78%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	14.182225	17.195884	21.25%	20,190
2016	14.195691	14.182225	-0.09%	22,056
2015	14.951670	14.195691	-5.06%	23,381
2014	16.475527	14.951670	-9.25%	25,710
2013	13.885408	16.475527	18.65%	16,421
2012	11.754706	13.885408	18.13%	18,405
2011	13.585442	11.754706	-13.48%	17,409
2010	12.929827	13.585442	5.07%	15,509
2009*	10.000000	12.929827	29.30%	23,122
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	31.819687	39.161246	23.07%	195
2016	30.918382	31.819687	2.92%	195
2015	30.985644	30.918382	-0.22%	195

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	10.707805	10.673961	-0.32%	19,324
2016	10.706968	10.707805	0.01%	18,673
2015	10.817123	10.706968	-1.02%	18,633
2014	10.882130	10.817123	-0.60%	22,848
2013	10.946781	10.882130	-0.59%	23,577
2012	10.592267	10.946781	3.35%	26,891
2011	10.689691	10.592267	-0.91%	26,863
2010	10.276404	10.689691	4.02%	28,236
2009	9.178054	10.276404	11.97%	31,481
2008	10.730521	9.178054	-14.47%	43,890
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	27.147748	31.766191	17.01%	0
2016	25.010064	27.147748	8.55%	0
2015	25.431730	25.010064	-1.66%	0
2014	23.319604	25.431730	9.06%	0
2013	17.152745	23.319604	35.95%	0
2012	15.643926	17.152745	9.64%	0
2011	16.336790	15.643926	-4.24%	0
2010	13.459011	16.336790	21.38%	0
2009	10.365095	13.459011	29.85%	0
2008	17.324424	10.365095	-40.17%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	31.275716	42.124885	34.69%	3,506
2016	31.704334	31.275716	-1.35%	3,506
2015	30.952712	31.704334	2.43%	3,506
2014	30.697514	30.952712	0.83%	3,506
2013	24.466488	30.697514	25.47%	1,935
2012	20.474727	24.466488	19.50%	2,747
2011	22.654707	20.474727	-9.62%	2,887
2010	19.817701	22.654707	14.32%	2,783
2009	14.393793	19.817701	37.68%	3,116
2008	24.416129	14.393793	-41.05%	3,117
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	10.237303	10.725361	4.77%	1,675
2016	9.750434	10.237303	4.99%	1,806
2015	10.121065	9.750434	-3.66%	1,832
2014	9.994968	10.121065	1.26%	1,925
2013	10.153629	9.994968	-1.56%	3,368
2012*	10.000000	10.153629	1.54%	3,393
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.851793	11.058728	24.93%	0
2016	9.209072	8.851793	-3.88%	0
2015	9.040141	9.209072	1.87%	0
2014*	10.000000	9.040141	-9.60%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	27.304618	31.465830	15.24%	12,250
2016	24.829972	27.304618	9.97%	13,217
2015	24.374272	24.829972	1.87%	15,049
2014	22.346179	24.374272	9.08%	18,600
2013	17.207664	22.346179	29.86%	14,143
2012	14.936332	17.207664	15.21%	15,723
2011	15.165071	14.936332	-1.51%	16,485
2010	13.251947	15.165071	14.44%	16,220
2009	10.479308	13.251947	26.46%	22,084
2008	17.282150	10.479308	-39.36%	26,607
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	39.852798	44.853248	12.55%	196
2016	34.277905	39.852798	16.26%	221
2015	36.945639	34.277905	-7.22%	228
2014	33.491116	36.945639	10.31%	237
2013	24.105367	33.491116	38.94%	232
2012	20.734933	24.105367	16.25%	429
2011	21.498562	20.734933	-3.55%	474
2010	17.682585	21.498562	21.58%	790
2009	13.074947	17.682585	35.24%	487
2008	21.346478	13.074947	-38.75%	7,478
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.445890	11.701663	12.02%	0
2016	9.363986	10.445890	11.55%	0
2015	10.436641	9.363986	-10.28%	0
2014	10.515568	10.436641	-0.75%	0
2013	10.631670	10.515568	-1.09%	0
2012*	10.000000	10.631670	6.32%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	9.903996	10.742505	8.47%	0
2016	8.854056	9.903996	11.86%	0
2015	9.178693	8.854056	-3.54%	0
2014	9.161496	9.178693	0.19%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	11.166609	12.217332	9.41%	0
2016	10.982981	11.166609	1.67%	0
2015	11.975670	10.982981	-8.29%	0
2014	12.084754	11.975670	-0.90%	0
2013	13.091230	12.084754	-7.69%	0
2012	12.591802	13.091230	3.97%	0
2011	11.754996	12.591802	7.12%	961
2010	10.878232	11.754996	8.06%	961
2009*	10.000000	10.878232	8.78%	961

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	11.544975	11.549646	0.04%	12,797
2016	11.534283	11.544975	0.09%	12,302
2015	11.650049	11.534283	-0.99%	12,908
2014	11.703976	11.650049	-0.46%	15,336
2013	11.873704	11.703976	-1.43%	10,310
2012	11.364804	11.873704	4.48%	10,197
2011	11.387689	11.364804	-0.20%	11,698
2010	10.957755	11.387689	3.92%	10,625
2009*	10.000000	10.957755	9.58%	10,049
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.121668	10.231059	1.08%	0
2016*	10.000000	10.121668	1.22%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.837366	11.223467	3.56%	743
2016	10.692397	10.837366	1.36%	743
2015	10.786061	10.692397	-0.87%	744
2014	10.480302	10.786061	2.92%	744
2013	10.829940	10.480302	-3.23%	745
2012	10.010745	10.829940	8.18%	746
2011*	10.000000	10.010745	0.11%	871
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.271774	12.72%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.346327	13.381641	29.34%	0
2016*	10.000000	10.346327	3.46%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	17.775212	22.230715	25.07%	0
2016	18.442976	17.775212	-3.62%	0
2015	18.640858	18.442976	-1.06%	0
2014	20.239018	18.640858	-7.90%	0
2013	15.994862	20.239018	26.53%	0
2012	13.279268	15.994862	20.45%	0
2011	16.180312	13.279268	-17.93%	0
2010	14.884420	16.180312	8.71%	0
2009	12.087587	14.884420	23.14%	0
2008	21.828574	12.087587	-44.62%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	28.148846	35.406595	25.78%	0
2016	31.909083	28.148846	-11.78%	0
2015	28.715698	31.909083	11.12%	2,778
2014	22.148664	28.715698	29.65%	2,873
2013	14.894138	22.148664	48.71%	3,388
2012	11.508013	14.894138	29.42%	3,495
2011	10.551642	11.508013	9.06%	0
2010*	10.000000	10.551642	5.52%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.783289	7.538548	-3.14%	0
2016	5.492918	7.783289	41.70%	0
2015	8.376393	5.492918	-34.42%	0
2014	10.511920	8.376393	-20.32%	0
2013	9.646448	10.511920	8.97%	0
2012*	10.000000	9.646448	-3.54%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.939389	7.711172	-2.87%	0
2016	5.591499	7.939389	41.99%	0
2015	8.503752	5.591499	-34.25%	0
2014	10.639686	8.503752	-20.08%	0
2013	9.742629	10.639686	9.21%	82
2012*	10.000000	9.742629	-2.57%	82
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2017	19.756841	26.273890	32.99%	0
2016	19.893015	19.756841	-0.68%	0
2015	19.867597	19.893015	0.13%	0
2014	19.360708	19.867597	2.62%	0
2013	14.008860	19.360708	38.20%	0
2012	11.777843	14.008860	18.94%	0
2011	12.619883	11.777843	-6.67%	0
2010*	10.000000	12.619883	26.20%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	24.641059	30.641706	24.35%	0
2016	23.146434	24.641059	6.46%	0
2015	24.122917	23.146434	-4.05%	0
2014	24.883146	24.122917	-3.06%	0
2014	24.883146	24.122917	-3.06%	0
2013	16.764415	24.883146	48.43%	0
2012	15.730344	16.764415	6.57%	0
2011	16.688117	15.730344	-5.74%	0
2010	13.323592	16.688117	25.25%	0
2009	8.834552	13.323592	50.81%	0
2008	15.265487	8.834552	-42.13%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	11.494936	12.977556	12.90%	0
2016	11.260991	11.494936	2.08%	577
2015	11.553736	11.260991	-2.53%	577
2014	11.227652	11.553736	2.90%	578
2013	10.157647	11.227652	10.53%	0
2012*	10.000000	10.157647	1.58%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	27.555396	32.272593	17.12%	0
2016	25.122134	27.555396	9.69%	0
2015	25.082294	25.122134	0.16%	0
2014	23.240655	25.082294	7.92%	0
2013	17.485923	23.240655	32.91%	0
2012	15.103292	17.485923	15.78%	0
2011	14.418806	15.103292	4.75%	0
2010	12.944476	14.418806	11.39%	0
2009	10.891935	12.944476	18.84%	0
2008	18.598600	10.891935	-41.44%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	41.048074	45.745328	11.44%	11,106
2016	33.308284	41.048074	23.24%	14,414
2015	35.766468	33.308284	-6.87%	15,128
2014	33.245066	35.766468	7.58%	16,298
2013	24.460116	33.245066	35.92%	18,949
2012	20.908765	24.460116	16.98%	25,461
2011	23.170702	20.908765	-9.76%	24,655
2010	18.535352	23.170702	25.01%	16,843
2009	13.157344	18.535352	40.87%	10,115
2008	20.737143	13.157344	-36.55%	4,014
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	13.940749	14.272445	2.38%	58,220
2016	13.523393	13.940749	3.09%	65,823
2015	14.041125	13.523393	-3.69%	80,850
2014	13.764658	14.041125	2.01%	85,383
2013	15.230343	13.764658	-9.62%	96,799
2012	14.362785	15.230343	6.04%	108,143
2011	13.015420	14.362785	10.35%	99,961
2010	12.538291	13.015420	3.81%	98,076
2009	11.520233	12.538291	8.84%	67,540
2008	11.854386	11.520233	-2.82%	31,328

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2017	26.162210	31.080143	18.80%	0
2016	23.403377	26.162210	11.79%	0
2015	25.198702	23.403377	-7.12%	0
2014	22.716397	25.198702	10.93%	0
2013	16.979121	22.716397	33.79%	0
2012	15.022661	16.979121	13.02%	0
2011	14.789900	15.022661	1.57%	0
2010	13.153806	14.789900	12.44%	0
2009	11.310065	13.153806	16.30%	0
2008	17.547486	11.310065	-35.55%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2017	28.066474	30.895027	10.08%	30,381
2016	23.159487	28.066474	21.19%	33,252
2015	23.829038	23.159487	-2.81%	33,388
2014	20.759602	23.829038	14.79%	36,751
2013	16.183432	20.759602	28.28%	47,767
2012	14.100594	16.183432	14.77%	51,520
2011	14.400100	14.100594	-2.08%	45,360
2010	12.256429	14.400100	17.49%	45,002
2009	9.561908	12.256429	28.18%	36,234
2008	12.826795	9.561908	-25.45%	27,128
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.198454	12.882530	15.04%	5,474
2016	9.770712	11.198454	14.61%	5,337
2015*	10.000000	9.770712	-2.29%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	15.415441	17.310125	12.29%	100,598
2016	15.037839	15.415441	2.51%	112,474
2015	15.382175	15.037839	-2.24%	118,672
2014	15.281611	15.382175	0.66%	140,164
2013	13.525237	15.281611	12.99%	145,637
2012	12.455436	13.525237	8.59%	173,632
2011	13.089237	12.455436	-4.84%	177,961
2010	12.076097	13.089237	8.39%	178,740
2009*	10.000000	12.076097	20.76%	129,392
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.276071	10.866287	5.74%	0
2016	9.223440	10.276071	11.41%	0
2015*	10.000000	9.223440	-7.77%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.914560	10.104882	1.92%	2,835
2016	9.798751	9.914560	1.18%	2,826
2015*	10.000000	9.798751	-2.01%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.210727	2.11%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	15.263164	16.845179	10.36%	4,271
2016	11.790622	15.263164	29.45%	4,645
2015	12.764772	11.790622	-7.63%	4,163
2014	12.238726	12.764772	4.30%	4,529
2013*	10.000000	12.238726	22.39%	2,738
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.929891	13.553128	13.61%	2,599
2016	10.486380	11.929891	13.77%	2,780
2015	10.893224	10.486380	-3.73%	0
2014*	10.000000	10.893224	8.93%	436
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	42.281793	46.933715	11.00%	2,989
2016	34.054340	42.281793	24.16%	3,250
2015	35.307931	34.054340	-3.55%	4,225
2014	34.012894	35.307931	3.81%	4,835
2013	24.477365	34.012894	38.96%	5,102
2012	21.416575	24.477365	14.29%	5,334
2011	21.565748	21.416575	-0.69%	5,748
2010	17.355993	21.565748	24.26%	6,775
2009	14.057572	17.355993	23.46%	3,418
2008	20.605838	14.057572	-31.78%	1,683
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	28.043409	33.568372	19.70%	11,826
2016	25.482019	28.043409	10.05%	12,453
2015	25.582412	25.482019	-0.39%	12,979
2014	22.904767	25.582412	11.69%	13,237
2013	17.610985	22.904767	30.06%	14,513
2012	15.444494	17.610985	14.03%	19,045
2011	15.390203	15.444494	0.35%	20,504
2010	13.606896	15.390203	13.11%	20,546
2009	10.931931	13.606896	24.47%	14,345
2008	17.662101	10.931931	-38.11%	8,910
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2017	23.578709	29.573891	25.43%	10,930
2016	22.182977	23.578709	6.29%	19,422
2015	23.090394	22.182977	-3.93%	20,867
2014	21.685406	23.090394	6.48%	21,469
2013	18.174778	21.685406	19.32%	21,186
2012	16.711245	18.174778	8.76%	19,528
2011	15.562304	16.711245	7.38%	19,657
2010	13.698331	15.562304	13.61%	10,710
2009	11.348974	13.698331	20.70%	11,842
2008	16.353341	11.348974	-30.60%	5,652

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2017	22.830147	28.040167	22.82%	0
2016	19.794944	22.830147	15.33%	0
2015	20.564225	19.794944	-3.74%	0
2014	20.552912	20.564225	0.06%	0
2013	14.042042	20.552912	46.37%	0
2012	11.826568	14.042042	18.73%	0
2011	13.935060	11.826568	-15.13%	0
2010	10.787110	13.935060	29.18%	0
2009	8.685842	10.787110	24.19%	0
2008	14.134927	8.685842	-38.55%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.525603	10.752210	2.15%	0
2016	9.783279	10.525603	7.59%	0
2015	10.006401	9.783279	-2.23%	0
2014	10.075405	10.006401	-0.68%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	14.611849	15.969105	9.29%	0
2016	15.490345	14.611849	-5.67%	0
2015	16.765155	15.490345	-7.60%	0
2014	17.206327	16.765155	-2.56%	0
2013	15.006040	17.206327	14.66%	0
2012	13.811570	15.006040	8.65%	0
2011	14.801435	13.811570	-6.69%	0
2010	13.263410	14.801435	11.60%	0
2009	11.858215	13.263410	11.85%	0
2008	17.073810	11.858215	-30.55%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	14.347036	14.699405	2.46%	7,869
2016	14.032546	14.347036	2.24%	7,698
2015	14.272883	14.032546	-1.68%	9,850
2014	13.963052	14.272883	2.22%	9,158
2013	14.034475	13.963052	-0.51%	11,260
2012	12.985867	14.034475	8.07%	11,967
2011	12.893172	12.985867	0.72%	12,371
2010	12.057726	12.893172	6.93%	16,497
2009	10.162081	12.057726	18.65%	20,333
2008	11.131463	10.162081	-8.71%	21,359

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2017	15.863468	17.670442	11.39%	20,923
2016	15.265319	15.863468	3.92%	30,298
2015	15.540984	15.265319	-1.77%	39,885
2014	15.101749	15.540984	2.91%	50,022
2013	13.510072	15.101749	11.78%	54,825
2012	12.261246	13.510072	10.19%	64,039
2011	12.469404	12.261246	-1.67%	74,394
2010	11.219591	12.469404	11.14%	61,591
2009	9.165923	11.219591	22.41%	37,143
2008	12.403881	9.165923	-26.10%	817
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2017	16.549300	19.000471	14.81%	167,982
2016	15.839107	16.549300	4.48%	187,901
2015	16.113566	15.839107	-1.70%	198,626
2014	15.600631	16.113566	3.29%	210,899
2013	13.662026	15.600631	14.19%	196,358
2012	12.236028	13.662026	11.65%	203,890
2011	12.546367	12.236028	-2.47%	204,955
2010	11.112765	12.546367	12.90%	249,937
2009	8.754255	11.112765	26.94%	142,689
2008	13.192339	8.754255	-33.64%	13,839
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2017	17.350730	20.680267	19.19%	102,169
2016	16.516978	17.350730	5.05%	103,514
2015	16.815103	16.516978	-1.77%	105,045
2014	16.256842	16.815103	3.43%	97,492
2013	13.559656	16.256842	19.89%	99,019
2012	11.921764	13.559656	13.74%	94,313
2011	12.423867	11.921764	-4.04%	94,313
2010	10.855980	12.423867	14.44%	94,313
2009	8.380464	10.855980	29.54%	0
2008	13.726255	8.380464	-38.95%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.438774	11.970018	14.67%	4,463
2016*	10.000000	10.438774	4.39%	4,608
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	18.079209	17.358352	-3.99%	15,226
2016	13.712768	18.079209	31.84%	14,765
2015	17.522479	13.712768	-21.74%	17,808
2014	20.341203	17.522479	-13.86%	18,096
2013	16.592312	20.341203	22.59%	17,317
2012	16.043285	16.592312	3.42%	19,977
2011	17.137015	16.043285	-6.38%	20,490
2010	14.563801	17.137015	17.67%	22,496
2009	9.993789	14.563801	45.73%	17,916
2008	22.196567	9.993789	-54.98%	10,215

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	26.154476	29.095783	11.25%	28,432
2016	22.500058	26.154476	16.24%	28,994
2015	23.793328	22.500058	-5.44%	32,763
2014	22.211107	23.793328	7.12%	34,758
2013	17.595735	22.211107	26.23%	42,111
2012	15.222716	17.595735	15.59%	51,530
2011	15.314711	15.222716	-0.60%	59,695
2010	13.495315	15.314711	13.48%	53,942
2009	10.521820	13.495315	28.26%	39,372
2008	18.632087	10.521820	-43.53%	27,298
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.265944	12.973652	15.16%	0
2016*	10.000000	11.265944	12.66%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	26.831423	35.722347	33.14%	9,698
2016	27.021519	26.831423	-0.70%	10,368
2015	25.596307	27.021519	5.57%	12,352
2014	23.348896	25.596307	9.63%	13,551
2013	17.385486	23.348896	34.30%	14,933
2012	15.389554	17.385486	12.97%	17,281
2011	15.589028	15.389554	-1.28%	19,150
2010	12.745017	15.589028	22.31%	21,105
2009	10.085837	12.745017	26.37%	14,584
2008	19.384006	10.085837	-47.97%	8,592
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	14.650967	15.045888	2.70%	89,786
2016	14.200047	14.650967	3.18%	98,102
2015	14.503030	14.200047	-2.09%	107,575
2014	13.905427	14.503030	4.30%	119,634
2013	14.378770	13.905427	-3.29%	122,029
2012	13.788543	14.378770	4.28%	131,164
2011	13.044873	13.788543	5.70%	135,987
2010	12.282886	13.044873	6.20%	145,461
2009	10.772017	12.282886	14.03%	162,374
2008	11.299506	10.772017	-4.67%	142,206
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	40.907037	48.693457	19.03%	15,400
2016	37.010573	40.907037	10.53%	17,827
2015	38.099610	37.010573	-2.86%	20,963
2014	36.387126	38.099610	4.71%	22,902
2013	27.119786	36.387126	34.17%	25,276
2012	23.972806	27.119786	13.13%	30,182
2011	27.230997	23.972806	-11.97%	37,064
2010	21.447538	27.230997	26.97%	41,782
2009	15.541095	21.447538	38.01%	28,831
2008	26.059359	15.541095	-40.36%	19,498

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	21.669334	27.816425	28.37%	11,001
2016	23.163190	21.669334	-6.45%	11,922
2015	22.707834	23.163190	2.01%	13,027
2014	25.075786	22.707834	-9.44%	0
2013	19.508159	25.075786	28.54%	0
2012	16.411292	19.508159	18.87%	0
2011	20.104876	16.411292	-18.37%	0
2010	18.044268	20.104876	11.42%	0
2009	14.476801	18.044268	24.64%	0
2008	26.160493	14.476801	-44.66%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017	12.171992	12.473599	2.48%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	33.118161	38.947280	17.60%	0
2016	30.690586	33.118161	7.91%	0
2015	32.103316	30.690586	-4.40%	0
2014	30.521783	32.103316	5.18%	0
2013	23.741729	30.521783	28.56%	0
2012	18.921791	23.741729	25.47%	0
2011	21.064586	18.921791	-10.17%	0
2010	16.884114	21.064586	24.76%	0
2009	10.879775	16.884114	55.19%	0
2008	22.617260	10.879775	-51.90%	1,857
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	13.152081	14.543938	10.58%	22,564
2016	11.767143	13.152081	11.77%	22,897
2015	12.705533	11.767143	-7.39%	26,821
2014	12.510067	12.705533	1.56%	27,558
2013	10.235367	12.510067	22.22%	29,585
2012	8.987230	10.235367	13.89%	32,301
2011	9.243283	8.987230	-2.77%	31,201
2010	8.489692	9.243283	8.88%	28,767
2009	6.600419	8.489692	28.62%	22,842
2008*	10.000000	6.600419	-34.00%	2,651
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	15.935547	17.259147	8.31%	41,252
2016	14.152107	15.935547	12.60%	51,733
2015	15.418968	14.152107	-8.22%	56,645
2014	14.925220	15.418968	3.31%	61,000
2013	13.264831	14.925220	12.52%	69,838
2012	11.924398	13.264831	11.24%	80,509
2011	11.793823	11.924398	1.11%	77,617
2010	10.599753	11.793823	11.27%	76,532
2009	7.916115	10.599753	33.90%	49,493
2008	11.396036	7.916115	-30.54%	62,555

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2017	28.334488	33.733952	19.06%	735
2016	24.725588	28.334488	14.60%	748
2015	25.986566	24.725588	-4.85%	1,300
2014	24.204179	25.986566	7.36%	1,310
2013	18.899405	24.204179	28.07%	1,418
2012	17.094405	18.899405	10.56%	1,432
2011	16.330667	17.094405	4.68%	1,974
2010	13.707460	16.330667	19.14%	5,157
2009	11.829259	13.707460	15.88%	5,163
2008	16.432270	11.829259	-28.01%	5,134
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	39.337392	42.984947	9.27%	23,193
2016	30.597302	39.337392	28.56%	26,579
2015	33.456035	30.597302	-8.54%	27,913
2014	33.687183	33.456035	-0.69%	31,022
2013	25.039521	33.687183	34.54%	32,238
2012	21.418750	25.039521	16.90%	33,569
2011	22.536774	21.418750	-4.96%	35,367
2010	17.798651	22.536774	26.62%	36,440
2009	13.955148	17.798651	27.54%	47,896
2008	21.097978	13.955148	-33.86%	18,636
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.609093	11.937317	38.66%	1,973
2016	7.423056	8.609093	15.98%	5,177
2015	9.349959	7.423056	-20.61%	5,341
2014*	10.000000	9.349959	-6.50%	6,377
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	21.982639	25.332464	15.24%	17,627
2016	20.769854	21.982639	5.84%	24,815
2015	22.493195	20.769854	-7.66%	24,765
2014	25.631156	22.493195	-12.24%	27,487
2013	21.107060	25.631156	21.43%	0
2012	18.078589	21.107060	16.75%	0
2011	20.485633	18.078589	-11.75%	0
2010	19.136075	20.485633	7.05%	0
2009	14.140350	19.136075	35.33%	0
2008	24.017376	14.140350	-41.12%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.425465	9.487201	0.65%	32,437
2016	9.272000	9.425465	1.66%	34,854
2015	9.811751	9.272000	-5.50%	41,304
2014	9.757084	9.811751	0.56%	42,644

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	11.281155	12.601220	11.70%	0
2016	10.948662	11.281155	3.04%	0
2015	11.772060	10.948662	-6.99%	0
2014	11.468600	11.772060	2.65%	0
2013	10.226390	11.468600	12.15%	0
2012*	10.000000	10.226390	2.26%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	10.125418	10.366617	2.38%	0
2016	10.303072	10.125418	-1.72%	0
2015	10.244085	10.303072	0.58%	0
2014	9.911900	10.244085	3.35%	0
2013*	10.000000	9.911900	-0.88%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	14.827716	18.600478	25.44%	365
2016	14.718047	14.827716	0.75%	416
2015	14.228486	14.718047	3.44%	1,303
2014	13.320486	14.228486	6.82%	508
2013	9.649123	13.320486	38.05%	606
2012*	10.000000	9.649123	-3.51%	677
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	13.732205	15.548142	13.22%	391
2016	12.288110	13.732205	11.75%	391
2015	13.000159	12.288110	-5.48%	391
2014	12.637758	13.000159	2.87%	391
2013	9.962068	12.637758	26.86%	391
2012*	10.000000	9.962068	-0.38%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.852060	16.708274	20.62%	8,671
2016	13.947092	13.852060	-0.68%	10,432
2015	13.978025	13.947092	-0.22%	12,219
2014	13.143955	13.978025	6.35%	14,826
2013	9.743742	13.143955	34.90%	17,536
2012*	10.000000	9.743742	-2.56%	19,218
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	13.823924	16.146174	16.80%	58,862
2016	14.367423	13.823924	-3.78%	70,042
2015	15.874255	14.367423	-9.49%	86,300
2014	16.968621	15.874255	-6.45%	102,417
2013	13.732203	16.968621	23.57%	144,012
2012	11.668809	13.732203	17.68%	157,545
2011	12.733819	11.668809	-8.36%	194,643
2010	11.865539	12.733819	7.32%	185,760
2009*	10.000000	11.865539	18.66%	57,298

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	12.584724	13.257847	5.35%	2,332
2016	10.968192	12.584724	14.74%	767
2015	11.879812	10.968192	-7.67%	1,812
2014	11.805339	11.879812	0.63%	1,812
2013	10.818851	11.805339	9.12%	1,045
2012*	10.000000	10.818851	8.19%	1,045
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	13.421857	16.819526	25.31%	2,310
2016	12.807997	13.421857	4.79%	2,749
2015	13.765795	12.807997	-6.96%	5,151
2014	12.923073	13.765795	6.52%	5,170
2013	10.071446	12.923073	28.31%	5,095
2012*	10.000000	10.071446	0.71%	0
Janus Henderson VIT Balanced Portfolio: Service Sharess - Q/NQ
2017	24.786369	28.916415	16.66%	0
2016	24.059044	24.786369	3.02%	0
2015	24.263981	24.059044	-0.84%	0
2014	22.700930	24.263981	6.89%	0
2013	19.188393	22.700930	18.31%	0
2012	17.139459	19.188393	11.95%	0
2011	17.123931	17.139459	0.09%	0
2010	16.038356	17.123931	6.77%	0
2009	12.932819	16.038356	24.01%	0
2008	15.602324	12.932819	-17.11%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.882141	10.086152	2.06%	7,614
2016	9.789400	9.882141	0.95%	6,593
2015*	10.000000	9.789400	-2.11%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	33.954569	43.589501	28.38%	15,782
2016	33.728041	33.954569	0.67%	18,237
2015	30.512588	33.728041	10.54%	20,438
2014	28.486644	30.512588	7.11%	23,517
2013	22.039872	28.486644	29.25%	26,486
2012	18.020150	22.039872	22.31%	27,533
2011	19.609001	18.020150	-8.10%	29,732
2010	18.648783	19.609001	5.15%	33,543
2009	12.933433	18.648783	44.19%	20,663
2008	23.518443	12.933433	-45.01%	7,098
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	16.712558	23.917048	43.11%	6,363
2016	14.864566	16.712558	12.43%	5,031
2015	14.384466	14.864566	3.34%	4,644
2014	13.321327	14.384466	7.98%	4,443
2013	9.963663	13.321327	33.70%	4,443
2012*	10.000000	9.963663	-0.36%	4,443

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	25.213710	32.569667	29.17%	12,338
2016	27.367708	25.213710	-7.87%	12,774
2015	30.389858	27.367708	-9.94%	12,751
2014	35.011491	30.389858	-13.20%	7,551
2013	31.023934	35.011491	12.85%	8,692
2012	27.758746	31.023934	11.76%	8,824
2011	41.544406	27.758746	-33.18%	0
2010	33.651172	41.544406	23.46%	0
2009	19.029804	33.651172	76.83%	0
2008	40.340861	19.029804	-52.83%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.730717	11.021070	26.23%	1,558
2016	7.319854	8.730717	19.27%	0
2015	9.272185	7.319854	-21.06%	0
2014	9.846146	9.272185	-5.83%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.977646	10.233969	2.57%	2,331
2016*	10.000000	9.977646	-0.22%	1,687
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	13.532126	16.882342	24.76%	3,790
2016	12.594771	13.532126	7.44%	3,990
2015	13.033871	12.594771	-3.37%	1,871
2014	14.268194	13.033871	-8.65%	2,222
2013	10.231480	14.268194	39.45%	1,733
2012*	10.000000	10.231480	2.31%	391
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	31.475791	36.475943	15.89%	46,215
2016	28.013947	31.475791	12.36%	50,591
2015	28.636024	28.013947	-2.17%	54,001
2014	26.313869	28.636024	8.82%	61,257
2013	19.651665	26.313869	33.90%	67,366
2012	17.173439	19.651665	14.43%	66,349
2011	17.471867	17.173439	-1.71%	68,773
2010	15.908543	17.471867	9.83%	70,778
2009	13.156184	15.908543	20.92%	74,538
2008	19.808873	13.156184	-33.58%	9,081
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	16.182242	20.266444	25.24%	15,988
2016	15.780344	16.182242	2.55%	22,057
2015	15.030159	15.780344	4.99%	22,161
2014	15.049946	15.030159	-0.13%	22,368
2013	11.940664	15.049946	26.04%	16,463
2012	10.430445	11.940664	14.48%	12,300
2011	10.753310	10.430445	-3.00%	12,540
2010*	10.000000	10.753310	7.53%	4,825

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	10.183545	12.882644	26.50%	557
2016	9.742943	10.183545	4.52%	2,395
2015*	10.000000	9.742943	-2.57%	2,395
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	13.711874	14.339136	4.57%	7,197
2016	13.116357	13.711874	4.54%	6,023
2015	13.393855	13.116357	-2.07%	7,267
2014	12.609439	13.393855	6.22%	16,320
2013	12.843574	12.609439	-1.82%	18,574
2012	11.911516	12.843574	7.82%	24,396
2011	11.443545	11.911516	4.09%	27,939
2010	10.844613	11.443545	5.52%	28,695
2009	10.040076	10.844613	8.01%	32,421
2008	11.354331	10.040076	-11.57%	104,082
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	24.464709	26.475518	8.22%	0
2016	22.403144	24.464709	9.20%	0
2015	22.956538	22.403144	-2.41%	0
2014	22.594067	22.956538	1.60%	0
2013	25.075807	22.594067	-9.90%	0
2012	21.542942	25.075807	16.40%	0
2011	20.409846	21.542942	5.55%	0
2010	18.833473	20.409846	8.37%	0
2009	14.657881	18.833473	28.49%	0
2008	17.458787	14.657881	-16.04%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.342310	10.383174	11.14%	1,025
2016	8.228643	9.342310	13.53%	0
2015*	10.000000	8.228643	-17.71%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	16.936896	19.655909	16.05%	0
2016	15.450514	16.936896	9.62%	0
2015	16.854032	15.450514	-8.33%	0
2014	17.427067	16.854032	-3.29%	1,205
2013	13.377434	17.427067	30.27%	2,100
2012	11.047488	13.377434	21.09%	2,618
2011	11.289892	11.047488	-2.15%	1,873
2010*	10.000000	11.289892	12.90%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	25.338815	27.134364	7.09%	62,645
2016	21.344458	25.338815	18.71%	67,655
2015	22.619351	21.344458	-5.64%	73,919
2014	20.279873	22.619351	11.54%	76,683
2013	15.596682	20.279873	30.03%	91,406
2012	13.800923	15.596682	13.01%	99,225
2011	13.907599	13.800923	-0.77%	101,135
2010	12.446627	13.907599	11.74%	106,164
2009*	10.000000	12.446627	24.47%	3,402
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	15.828675	18.100041	14.35%	2,355,514
2016	14.705080	15.828675	7.64%	2,719,301
2015	14.746106	14.705080	-0.28%	2,897,019
2014	14.222958	14.746106	3.68%	2,963,462
2013	11.682668	14.222958	21.74%	3,013,761
2012	10.224031	11.682668	14.27%	3,121,462
2011	10.257868	10.224031	-0.33%	3,157,661
2010	9.273251	10.257868	10.62%	3,276,395
2009	7.609027	9.273251	21.87%	2,291,471
2008	10.972607	7.609027	-30.65%	694,541
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	11.818807	12.046327	1.93%	561,201
2016	11.658989	11.818807	1.37%	586,444
2015	11.833908	11.658989	-1.48%	649,431
2014	11.415393	11.833908	3.67%	631,095
2013	11.865284	11.415393	-3.79%	628,105
2012	11.447284	11.865284	3.65%	573,449
2011	10.964216	11.447284	4.41%	565,409
2010	10.475482	10.964216	4.67%	588,027
2009	9.458857	10.475482	10.75%	403,246
2008	10.627782	9.458857	-11.00%	181,944
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	16.235323	20.997902	29.33%	79,102
2016	16.409556	16.235323	-1.06%	84,144
2015	15.596771	16.409556	5.21%	94,164
2014	15.509504	15.596771	0.56%	99,885
2013	12.208952	15.509504	27.03%	105,485
2012	10.127105	12.208952	20.56%	126,604
2011	11.307734	10.127105	-10.44%	125,756
2010	10.288170	11.307734	9.91%	132,451
2009	7.357433	10.288170	39.83%	110,181
2008	12.142021	7.357433	-39.41%	92,816

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	16.882600	21.306564	26.20%	108,000
2016	15.674978	16.882600	7.70%	126,437
2015	14.914799	15.674978	5.10%	137,496
2014	13.976162	14.914799	6.72%	148,269
2013	10.919651	13.976162	27.99%	161,947
2012	9.419098	10.919651	15.93%	171,705
2011	10.007247	9.419098	-5.88%	175,997
2010	8.573945	10.007247	16.72%	196,276
2009	6.256195	8.573945	37.05%	160,287
2008	11.356722	6.256195	-44.91%	131,487
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	14.821641	17.846319	20.41%	393,525
2016	13.510758	14.821641	9.70%	499,059
2015	13.534704	13.510758	-0.18%	573,092
2014	12.434315	13.534704	8.85%	593,709
2013	9.469669	12.434315	31.31%	636,271
2012	8.192020	9.469669	15.60%	698,373
2011	8.485198	8.192020	-3.46%	730,041
2010	7.742763	8.485198	9.59%	751,165
2009	5.999507	7.742763	29.06%	495,321
2008	9.809470	5.999507	-38.84%	187,232
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	27.559728	32.030256	16.22%	25,060
2016	23.736306	27.559728	16.11%	32,581
2015	25.712053	23.736306	-7.68%	37,029
2014	23.903781	25.712053	7.56%	38,411
2013	17.890788	23.903781	33.61%	41,752
2012	15.331834	17.890788	16.69%	46,570
2011	15.931666	15.331834	-3.77%	52,611
2010	13.974721	15.931666	14.00%	55,194
2009	11.032808	13.974721	26.67%	48,007
2008	17.796309	11.032808	-38.01%	46,015
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.438015	11.038476	16.96%	0
2016	9.281080	9.438015	1.69%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	22.550524	23.774143	5.43%	9,471
2016	20.003431	22.550524	12.73%	9,587
2015	20.798934	20.003431	-3.82%	10,397
2014	20.538400	20.798934	1.27%	11,441
2013	19.424622	20.538400	5.73%	4,256
2012	17.171483	19.424622	13.12%	4,256
2011	16.748919	17.171483	2.52%	5,824
2010	14.989136	16.748919	11.74%	8,096
2009	10.396527	14.989136	44.17%	8,096
2008	14.620363	10.396527	-28.89%	8,096

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	14.448105	17.800786	23.20%	10,948
2016	12.885351	14.448105	12.13%	12,318
2015	13.205974	12.885351	-2.43%	56,234
2014	12.549956	13.205974	5.23%	58,204
2013	8.854256	12.549956	41.74%	61,083
2012	7.674564	8.854256	15.37%	71,146
2011	8.796863	7.674564	-12.76%	71,681
2010	7.720327	8.796863	13.94%	55,742
2009	5.111068	7.720327	51.05%	54,011
2008*	10.000000	5.111068	-48.89%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	16.250602	18.995031	16.89%	43,287
2016	14.944974	16.250602	8.74%	54,475
2015	15.197742	14.944974	-1.66%	59,549
2014	13.926484	15.197742	9.13%	67,152
2013	10.178608	13.926484	36.82%	70,002
2012	9.254299	10.178608	9.99%	85,992
2011	9.687562	9.254299	-4.47%	94,010
2010	7.939453	9.687562	22.02%	97,117
2009	6.124732	7.939453	29.63%	141,415
2008*	10.000000	6.124732	-38.75%	158,452
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	13.378341	15.827321	18.31%	21,147
2016	12.501630	13.378341	7.01%	21,147
2015	12.885875	12.501630	-2.98%	21,147
2014	12.487438	12.885875	3.19%	21,147
2013	9.766700	12.487438	27.86%	21,147
2012	8.515135	9.766700	14.70%	21,147
2011	9.210181	8.515135	-7.55%	23,667
2010	8.113295	9.210181	13.52%	23,671
2009	6.359322	8.113295	27.58%	14,695
2008*	10.000000	6.359322	-36.41%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	13.036575	14.425574	10.65%	851,477
2016	12.441203	13.036575	4.79%	1,140,121
2015	12.733574	12.441203	-2.30%	1,245,840
2014	12.363447	12.733574	2.99%	1,320,780
2013	10.919428	12.363447	13.22%	1,388,887
2012	9.956667	10.919428	9.67%	1,456,184
2011	10.219895	9.956667	-2.58%	1,501,912
2010	9.373787	10.219895	9.03%	1,565,150
2009	7.922177	9.373787	18.32%	601,612
2008*	10.000000	7.922177	-20.78%	15,662

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	13.400962	15.325623	14.36%	1,462,634
2016	12.644349	13.400962	5.98%	1,635,358
2015	12.976824	12.644349	-2.56%	1,787,456
2014	12.551484	12.976824	3.39%	1,829,622
2013	10.483128	12.551484	19.73%	1,895,866
2012	9.341674	10.483128	12.22%	1,916,460
2011	9.797479	9.341674	-4.65%	1,982,024
2010	8.827775	9.797479	10.98%	1,920,622
2009	7.199765	8.827775	22.61%	1,098,709
2008*	10.000000	7.199765	-28.00%	161,752
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	12.157004	12.768814	5.03%	459,919
2016	11.767640	12.157004	3.31%	560,477
2015	12.004692	11.767640	-1.97%	606,057
2014	11.764140	12.004692	2.04%	693,252
2013	11.353027	11.764140	3.62%	699,493
2012	10.695079	11.353027	6.15%	786,708
2011	10.679483	10.695079	0.15%	756,630
2010	10.126015	10.679483	5.47%	714,843
2009	9.072864	10.126015	11.61%	299,902
2008*	10.000000	9.072864	-9.27%	24,081
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.773745	12.210446	13.34%	0
2016	10.335449	10.773745	4.24%	0
2015	10.935856	10.335449	-5.49%	0
2014	10.829518	10.935856	0.98%	0
2013*	10.000000	10.829518	8.30%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.779491	12.538999	16.32%	0
2016	10.277121	10.779491	4.89%	0
2015	10.940757	10.277121	-6.07%	0
2014	10.968090	10.940757	-0.25%	0
2013*	10.000000	10.968090	9.68%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	13.252104	14.915027	12.55%	1,232,263
2016	12.572145	13.252104	5.41%	1,393,605
2015	12.868444	12.572145	-2.30%	1,618,811
2014	12.461811	12.868444	3.26%	1,697,813
2013	10.712256	12.461811	16.33%	1,793,673
2012	9.653974	10.712256	10.96%	1,842,681
2011	10.009410	9.653974	-3.55%	1,896,296
2010	9.101202	10.009410	9.98%	1,916,786
2009	7.557700	9.101202	20.42%	1,115,269
2008*	10.000000	7.557700	-24.42%	104,256

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	13.337667	15.551399	16.60%	116,100
2016	12.553092	13.337667	6.25%	125,176
2015	12.906591	12.553092	-2.74%	131,620
2014	12.499753	12.906591	3.25%	140,003
2013	10.185291	12.499753	22.72%	158,345
2012	9.001558	10.185291	13.15%	157,777
2011	9.561977	9.001558	-5.86%	144,993
2010	8.545465	9.561977	11.90%	208,736
2009	6.836576	8.545465	25.00%	189,517
2008*	10.000000	6.836576	-31.63%	65,048
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.836374	13.929486	8.52%	412,889
2016	12.262919	12.836374	4.68%	495,652
2015	12.551838	12.262919	-2.30%	570,598
2014	12.212196	12.551838	2.78%	594,614
2013	11.117335	12.212196	9.85%	624,474
2012	10.230827	11.117335	8.67%	658,066
2011	10.388154	10.230827	-1.51%	669,949
2010	9.648048	10.388154	7.67%	639,686
2009	8.302301	9.648048	16.21%	282,658
2008*	10.000000	8.302301	-16.98%	49,397
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	12.563289	12.925207	2.88%	82,664
2016	12.115475	12.563289	3.70%	78,239
2015	12.377812	12.115475	-2.12%	71,066
2014	11.974236	12.377812	3.37%	72,654
2013	12.389526	11.974236	-3.35%	74,612
2012	11.673239	12.389526	6.14%	117,225
2011	11.126508	11.673239	4.91%	111,908
2010	10.552114	11.126508	5.44%	84,505
2009	9.840292	10.552114	7.23%	92,110
2008*	10.000000	9.840292	-1.60%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	13.446822	13.779404	2.47%	35,854
2016	13.177005	13.446822	2.05%	34,248
2015	13.413184	13.177005	-1.76%	35,671
2014	12.950768	13.413184	3.57%	40,042
2013	13.389013	12.950768	-3.27%	41,326
2012	12.657925	13.389013	5.78%	44,892
2011	12.086780	12.657925	4.73%	37,126
2010	11.321157	12.086780	6.76%	42,590
2009	9.846106	11.321157	14.98%	6,874
2008*	10.000000	9.846106	-1.54%	168
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	12.152386	14.147240	16.42%	0
2016	11.047748	12.152386	10.00%	0
2015	11.552534	11.047748	-4.37%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.688258	13.139140	12.41%	0
2016	10.881589	11.688258	7.41%	0
2015	11.216911	10.881589	-2.99%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	27.512883	38.369921	39.46%	7,531
2016	25.921664	27.512883	6.14%	9,200
2015	31.336813	25.921664	-17.28%	10,661
2014	33.662458	31.336813	-6.91%	11,033
2013	33.942966	33.662458	-0.83%	0
2012	29.381523	33.942966	15.52%	0
2011	38.438953	29.381523	-23.56%	0
2010	33.581526	38.438953	14.46%	0
2009	20.851578	33.581526	61.05%	0
2008	50.192300	20.851578	-58.46%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	13.084498	13.190714	0.81%	59,418
2016	13.152117	13.084498	-0.51%	61,985
2015	13.333096	13.152117	-1.36%	65,654
2014	12.911913	13.333096	3.26%	75,326
2013	13.628048	12.911913	-5.25%	74,444
2012	13.391619	13.628048	1.77%	73,635
2011	12.643385	13.391619	5.92%	79,416
2010	12.219122	12.643385	3.47%	86,042
2009	12.049841	12.219122	1.40%	127,353
2008	11.327897	12.049841	6.37%	140,396
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	9.771151	9.690009	-0.83%	185,950
2016	9.893746	9.771151	-1.24%	175,934
2015	10.018981	9.893746	-1.25%	199,264
2014	10.145801	10.018981	-1.25%	205,960
2013	10.274228	10.145801	-1.25%	180,128
2012	10.404631	10.274228	-1.25%	288,336
2011	10.535967	10.404631	-1.25%	173,062
2010	10.669317	10.535967	-1.25%	129,795
2009	10.799837	10.669317	-1.21%	130,107
2008	10.716462	10.799837	0.78%	83,524
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	8.517284	10.688405	25.49%	7,857
2016	8.570486	8.517284	-0.62%	15,588
2015	8.967806	8.570486	-4.43%	15,512
2014	9.147158	8.967806	-1.96%	18,787
2013	7.879131	9.147158	16.09%	20,116
2012	6.924704	7.879131	13.78%	32,626
2011	7.791317	6.924704	-11.12%	33,405
2010	6.982004	7.791317	11.59%	27,097
2009	5.461818	6.982004	27.83%	23,705
2008*	10.000000	5.461818	-45.38%	211

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	9.556250	11.745121	22.91%	16,056
2016	9.626545	9.556250	-0.73%	16,357
2015	9.885699	9.626545	-2.62%	17,634
2014	10.671140	9.885699	-7.36%	11,983
2013	8.929890	10.671140	19.50%	11,840
2012	7.649968	8.929890	16.73%	13,399
2011	8.888768	7.649968	-13.94%	13,816
2010	8.381156	8.888768	6.06%	14,007
2009	6.599237	8.381156	27.00%	7,558
2008	11.743033	6.599237	-43.80%	2,941
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	26.453199	30.937879	16.95%	239
2016	24.470336	26.453199	8.10%	884
2015	25.029917	24.470336	-2.24%	928
2014	24.143127	25.029917	3.67%	4,708
2013	19.213484	24.143127	25.66%	21,321
2012	16.787494	19.213484	14.45%	18,789
2011	17.695222	16.787494	-5.13%	3,372
2010	15.632265	17.695222	13.20%	3,739
2009	12.444523	15.632265	25.62%	3,892
2008	19.954000	12.444523	-37.63%	3,975
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	16.125138	17.696609	9.75%	317,867
2016	15.360583	16.125138	4.98%	324,092
2015	15.582083	15.360583	-1.42%	343,388
2014	15.087523	15.582083	3.28%	356,198
2013	13.470237	15.087523	12.01%	379,820
2012	12.470644	13.470237	8.02%	387,777
2011	12.517421	12.470644	-0.37%	398,417
2010	11.542944	12.517421	8.44%	405,792
2009*	10.000000	11.542944	15.43%	137,702
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	18.602127	21.090608	13.38%	282,035
2016	17.483834	18.602127	6.40%	336,685
2015	17.799825	17.483834	-1.78%	353,839
2014	17.132214	17.799825	3.90%	359,629
2013	14.518698	17.132214	18.00%	374,800
2012	13.098350	14.518698	10.84%	290,244
2011	13.389091	13.098350	-2.17%	291,530
2010	12.102502	13.389091	10.63%	302,572
2009*	10.000000	12.102502	21.03%	186,810

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	14.802339	15.448490	4.37%	128,784
2016	14.376238	14.802339	2.96%	158,084
2015	14.519769	14.376238	-0.99%	160,810
2014	14.152969	14.519769	2.59%	174,855
2013	13.671540	14.152969	3.52%	186,313
2012	13.163716	13.671540	3.86%	196,370
2011	12.950424	13.163716	1.65%	209,299
2010	12.384560	12.950424	4.57%	197,889
2009	11.496884	12.384560	7.72%	108,332
2008	12.388569	11.496884	-7.20%	55,414
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.761871	12.118886	12.61%	0
2016	10.309298	10.761871	4.39%	0
2015	10.789517	10.309298	-4.45%	0
2014	10.664205	10.789517	1.18%	0
2013*	10.000000	10.664205	6.64%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.821004	12.498795	15.50%	0
2016	10.245467	10.821004	5.62%	0
2015	10.802397	10.245467	-5.16%	0
2014	10.752716	10.802397	0.46%	0
2013*	10.000000	10.752716	7.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	20.808624	23.205594	11.52%	613,266
2016	19.666534	20.808624	5.81%	696,321
2015	19.982371	19.666534	-1.58%	772,928
2014	19.238538	19.982371	3.87%	796,598
2013	16.704500	19.238538	15.17%	815,313
2012	15.265890	16.704500	9.42%	841,299
2011	15.464981	15.265890	-1.29%	910,696
2010	14.119693	15.464981	9.53%	913,880
2009	12.001822	14.119693	17.65%	651,674
2008	15.824448	12.001822	-24.16%	279,870
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	24.067993	27.732165	15.22%	122,760
2016	22.466353	24.067993	7.13%	141,968
2015	22.917995	22.466353	-1.97%	176,779
2014	22.112000	22.917995	3.65%	193,260
2013	18.297341	22.112000	20.85%	198,346
2012	16.288200	18.297341	12.33%	192,231
2011	16.852338	16.288200	-3.35%	220,825
2010	15.124442	16.852338	11.42%	238,199
2009	12.312557	15.124442	22.84%	204,363
2008	18.173421	12.312557	-32.25%	151,696

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	17.856538	19.258238	7.85%	264,466
2016	17.106388	17.856538	4.39%	295,642
2015	17.328224	17.106388	-1.28%	320,062
2014	16.753549	17.328224	3.43%	354,267
2013	15.354187	16.753549	9.11%	363,545
2012	14.391909	15.354187	6.69%	373,182
2011	14.279185	14.391909	0.79%	368,371
2010	13.325050	14.279185	7.16%	394,113
2009	11.778592	13.325050	13.13%	206,138
2008	14.039919	11.778592	-16.11%	97,374
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	23.773059	29.831512	25.48%	43,938
2016	23.298629	23.773059	2.04%	50,957
2015	22.508109	23.298629	3.51%	49,846
2014	20.995336	22.508109	7.21%	59,494
2013	15.600326	20.995336	34.58%	72,286
2012	13.340653	15.600326	16.94%	92,130
2011	13.854859	13.340653	-3.71%	110,832
2010	12.929015	13.854859	7.16%	119,602
2009*	10.000000	12.929015	29.29%	1,361
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.292866	11.948737	16.09%	0
2016	9.602068	10.292866	7.19%	489
2015	9.947130	9.602068	-3.47%	489
2014*	10.000000	9.947130	-0.53%	490
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.900752	13.100483	20.18%	0
2016	10.030770	10.900752	8.67%	0
2015	10.143385	10.030770	-1.11%	0
2014*	10.000000	10.143385	1.43%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	40.066370	45.810265	14.34%	5,445
2016	33.728810	40.066370	18.79%	8,257
2015	35.043855	33.728810	-3.75%	8,451
2014	32.432207	35.043855	8.05%	8,378
2013	24.684762	32.432207	31.39%	8,659
2012	21.279732	24.684762	16.00%	7,101
2011	22.111126	21.279732	-3.76%	6,142
2010	17.742082	22.111126	24.63%	6,274
2009	13.137796	17.742082	35.05%	6,286
2008	20.939637	13.137796	-37.26%	5,016

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	16.213090	17.024702	5.01%	43,760
2016	15.111128	16.213090	7.29%	45,793
2015	15.757859	15.111128	-4.10%	50,437
2014	15.360758	15.757859	2.59%	53,799
2013	15.732100	15.360758	-2.36%	54,556
2012	14.193088	15.732100	10.84%	54,705
2011	13.616863	14.193088	4.23%	56,233
2010	12.469036	13.616863	9.21%	69,308
2009	10.151842	12.469036	22.83%	42,945
2008	12.429626	10.151842	-18.33%	34,330
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	10.278060	12.741847	23.97%	51,570
2016	10.671574	10.278060	-3.69%	61,750
2015	10.877853	10.671574	-1.90%	67,301
2014	11.166522	10.877853	-2.59%	76,658
2013	9.339368	11.166522	19.56%	74,134
2012	8.187182	9.339368	14.07%	74,728
2011	9.173427	8.187182	-10.75%	81,684
2010	8.162604	9.173427	12.38%	88,202
2009	6.073083	8.162604	34.41%	127,224
2008*	10.000000	6.073083	-39.27%	126,245
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	15.401736	18.637267	21.01%	19,306
2016	14.856115	15.401736	3.67%	23,732
2015	15.893797	14.856115	-6.53%	22,581
2014	17.819420	15.893797	-10.81%	21,848
2013	14.907038	17.819420	19.54%	0
2012	12.897406	14.907038	15.58%	0
2011	15.625032	12.897406	-17.46%	0
2010	14.941929	15.625032	4.57%	0
2009	11.683433	14.941929	27.89%	0
2008	22.106488	11.683433	-47.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	14.895592	19.105107	28.26%	47,925
2016	14.789317	14.895592	0.72%	51,340
2015	14.522041	14.789317	1.84%	53,620
2014	13.350956	14.522041	8.77%	64,387
2013	10.058416	13.350956	32.73%	67,951
2012	8.770463	10.058416	14.69%	71,702
2011	9.177926	8.770463	-4.44%	75,302
2010	8.056674	9.177926	13.92%	79,125
2009	6.307318	8.056674	27.74%	84,322
2008*	10.000000	6.307318	-36.93%	67

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	15.064109	17.012828	12.94%	21,012
2016	13.145070	15.064109	14.60%	22,731
2015	13.785193	13.145070	-4.64%	30,306
2014	12.662622	13.785193	8.87%	28,808
2013	9.496486	12.662622	33.34%	41,630
2012	8.178285	9.496486	16.12%	42,833
2011	8.818891	8.178285	-7.26%	41,687
2010	7.920878	8.818891	11.34%	46,453
2009	6.295437	7.920878	25.82%	43,882
2008*	10.000000	6.295437	-37.05%	82
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	14.996019	18.884963	25.93%	42,819
2016	14.318279	14.996019	4.73%	47,795
2015	14.549818	14.318279	-1.59%	51,062
2014	14.205582	14.549818	2.42%	58,212
2013	10.378591	14.205582	36.87%	58,962
2012	9.167701	10.378591	13.21%	66,507
2011	9.715983	9.167701	-5.64%	75,106
2010	7.779729	9.715983	24.89%	79,602
2009	6.217635	7.779729	25.12%	102,011
2008*	10.000000	6.217635	-37.82%	50,154
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	19.490129	21.910773	12.42%	34,555
2016	16.783344	19.490129	16.13%	38,773
2015	17.500807	16.783344	-4.10%	42,904
2014	15.144711	17.500807	15.56%	48,152
2013	11.303532	15.144711	33.98%	50,903
2012	9.838731	11.303532	14.89%	56,980
2011	10.199792	9.838731	-3.54%	64,406
2010	8.633805	10.199792	18.14%	69,860
2009	6.701262	8.633805	28.84%	86,371
2008*	10.000000	6.701262	-32.99%	94,431
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	24.620909	30.306596	23.09%	4,079
2016	23.072494	24.620909	6.71%	4,004
2015	23.241452	23.072494	-0.73%	4,172
2014	22.953053	23.241452	1.26%	2,901
2013	16.146878	22.953053	42.15%	4,325
2012	14.458683	16.146878	11.68%	4,691
2011	14.768511	14.458683	-2.10%	5,216
2010	11.954272	14.768511	23.54%	7,011
2009	9.517988	11.954272	25.60%	3,637
2008	18.028478	9.517988	-47.21%	3,092

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	40.128265	43.096767	7.40%	1,740
2016	32.348928	40.128265	24.05%	2,020
2015	34.956986	32.348928	-7.46%	2,135
2014	33.156375	34.956986	5.43%	2,167
2013	23.978687	33.156375	38.27%	2,739
2012	20.184476	23.978687	18.80%	3,407
2011	21.618365	20.184476	-6.63%	3,676
2010	17.309278	21.618365	24.89%	3,907
2009	13.926862	17.309278	24.29%	1,943
2008	20.832316	13.926862	-33.15%	1,806
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	36.121578	40.379645	11.79%	6,936
2016	29.848592	36.121578	21.02%	8,138
2015	30.810322	29.848592	-3.12%	8,994
2014	31.027828	30.810322	-0.70%	9,477
2013	22.355183	31.027828	38.79%	10,919
2012	19.647183	22.355183	13.78%	13,232
2011	21.121050	19.647183	-6.98%	17,960
2010	17.113382	21.121050	23.42%	17,619
2009	12.891503	17.113382	32.75%	17,425
2008	21.177486	12.891503	-39.13%	24,404
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	24.901026	29.569027	18.75%	28,156
2016	22.684279	24.901026	9.77%	32,620
2015	22.820376	22.684279	-0.60%	35,865
2014	20.667120	22.820376	10.42%	40,940
2013	16.001710	20.667120	29.16%	41,614
2012	14.233747	16.001710	12.42%	44,100
2011	14.359252	14.233747	-0.87%	52,242
2010	12.842677	14.359252	11.81%	55,205
2009	10.358075	12.842677	23.99%	81,721
2008	17.964782	10.358075	-42.34%	100,607
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	14.022365	14.698247	4.82%	14,599
2016	13.248540	14.022365	5.84%	14,739
2015	14.221218	13.248540	-6.84%	15,082
2014	11.197893	14.221218	27.00%	15,585
2013	11.041496	11.197893	1.42%	25,379
2012	9.674180	11.041496	14.13%	31,911
2011	9.229811	9.674180	4.81%	31,304
2010	7.199571	9.229811	28.20%	41,853
2009	5.586139	7.199571	28.88%	41,456
2008*	10.000000	5.586139	-44.14%	3,840

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	14.329700	17.154565	19.71%	4,284
2016	13.026127	14.329700	10.01%	3,449
2015	13.067803	13.026127	-0.32%	0
2014	11.702809	13.067803	11.66%	724
2013*	10.000000	11.702809	17.03%	1,349
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	10.540432	10.573416	0.31%	35,305
2016	10.414002	10.540432	1.21%	40,803
2015	10.581916	10.414002	-1.59%	35,104
2014	10.663192	10.581916	-0.76%	35,371
2013	10.786788	10.663192	-1.15%	36,041
2012	10.551870	10.786788	2.23%	31,207
2011	10.548150	10.551870	0.04%	32,160
2010	10.429293	10.548150	1.14%	47,535
2009	9.860285	10.429293	5.77%	40,057
2008*	10.000000	9.860285	-1.40%	11,019
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	14.554989	16.411881	12.76%	311
2016	12.193783	14.554989	19.36%	206
2015	12.981900	12.193783	-6.07%	206
2014	12.573928	12.981900	3.24%	0
2013*	10.000000	12.573928	25.74%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	14.127324	17.120678	21.19%	69,188
2016	14.147870	14.127324	-0.15%	80,368
2015	14.908856	14.147870	-5.10%	84,308
2014	16.436669	14.908856	-9.30%	89,970
2013	13.859670	16.436669	18.59%	86,386
2012	11.738872	13.859670	18.07%	95,252
2011	13.574005	11.738872	-13.52%	97,995
2010	12.925473	13.574005	5.02%	92,174
2009*	10.000000	12.925473	29.25%	100,735
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	31.594997	38.865094	23.01%	411
2016	30.715557	31.594997	2.86%	3,204
2015	30.797972	30.715557	-0.27%	3,204

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	10.632876	10.593908	-0.37%	45,182
2016	10.637399	10.632876	-0.04%	46,200
2015	10.752299	10.637399	-1.07%	50,239
2014	10.822389	10.752299	-0.65%	52,725
2013	10.892194	10.822389	-0.64%	68,896
2012	10.544799	10.892194	3.29%	74,855
2011	10.647160	10.544799	-0.96%	83,983
2010	10.240700	10.647160	3.97%	77,690
2009	9.150793	10.240700	11.91%	109,359
2008	10.704077	9.150793	-14.51%	145,255
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	26.960611	31.531305	16.95%	0
2016	24.850205	26.960611	8.49%	1,715
2015	25.281979	24.850205	-1.71%	1,715
2014	23.194033	25.281979	9.00%	2,859
2013	17.069010	23.194033	35.88%	2,935
2012	15.575458	17.069010	9.59%	3,404
2011	16.273510	15.575458	-4.29%	3,480
2010	13.413659	16.273510	21.32%	6,678
2009	10.335393	13.413659	29.78%	6,754
2008	17.283561	10.335393	-40.20%	11,232
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	31.056829	41.808976	34.62%	14,397
2016	31.498354	31.056829	-1.40%	19,280
2015	30.767193	31.498354	2.38%	21,255
2014	30.528975	30.767193	0.78%	22,528
2013	24.344469	30.528975	25.40%	0
2012	20.382955	24.344469	19.44%	0
2011	22.564578	20.382955	-9.67%	0
2010	19.748832	22.564578	14.26%	0
2009	14.351042	19.748832	37.61%	0
2008	24.355978	14.351042	-41.08%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	10.215686	10.697323	4.71%	2,543
2016	9.734758	10.215686	4.94%	2,768
2015	10.109905	9.734758	-3.71%	2,991
2014	9.989009	10.109905	1.21%	3,026
2013	10.152703	9.989009	-1.61%	3,112
2012*	10.000000	10.152703	1.53%	2,931
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.839848	11.038242	24.87%	1,816
2016	9.201285	8.839848	-3.93%	300
2015	9.037071	9.201285	1.82%	0
2014*	10.000000	9.037071	-9.63%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	27.113550	31.229889	15.18%	31,370
2016	24.668666	27.113550	9.91%	36,049
2015	24.228201	24.668666	1.82%	40,801
2014	22.223516	24.228201	9.02%	47,370
2013	17.121860	22.223516	29.80%	50,680
2012	14.869396	17.121860	15.15%	55,538
2011	15.104731	14.869396	-1.56%	60,436
2010	13.205884	15.104731	14.38%	65,096
2009	10.448177	13.205884	26.39%	82,858
2008	17.239555	10.448177	-39.39%	92,635
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	39.573950	44.516943	12.49%	3,627
2016	34.055250	39.573950	16.21%	4,401
2015	36.724236	34.055250	-7.27%	4,380
2014	33.307274	36.724236	10.26%	7,036
2013	23.985164	33.307274	38.87%	8,274
2012	20.642006	23.985164	16.20%	10,408
2011	21.413044	20.642006	-3.60%	10,521
2010	17.621145	21.413044	21.52%	11,271
2009	13.036119	17.621145	35.17%	9,806
2008	21.293886	13.036119	-38.78%	28,865
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.421269	11.668187	11.97%	244
2016	9.346630	10.421269	11.50%	244
2015	10.422561	9.346630	-10.32%	244
2014	10.506702	10.422561	-0.80%	245
2013	10.628082	10.506702	-1.14%	0
2012*	10.000000	10.628082	6.28%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	9.885634	10.717184	8.41%	646
2016	8.842097	9.885634	11.80%	0
2015	9.170931	8.842097	-3.59%	0
2014	9.158382	9.170931	0.14%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	11.123363	12.163873	9.35%	16,752
2016	10.945971	11.123363	1.62%	17,350
2015	11.941366	10.945971	-8.34%	20,039
2014	12.056240	11.941366	-0.95%	20,044
2013	13.066955	12.056240	-7.73%	23,275
2012	12.574831	13.066955	3.91%	31,172
2011	11.745076	12.574831	7.06%	36,209
2010	10.874552	11.745076	8.01%	32,609
2009*	10.000000	10.874552	8.75%	15,427

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	11.500269	11.499129	-0.01%	119,125
2016	11.495418	11.500269	0.04%	125,589
2015	11.616677	11.495418	-1.04%	132,017
2014	11.676359	11.616677	-0.51%	148,983
2013	11.851685	11.676359	-1.48%	153,406
2012	11.349481	11.851685	4.42%	162,425
2011	11.378072	11.349481	-0.25%	145,497
2010	10.954048	11.378072	3.87%	118,621
2009*	10.000000	10.954048	9.54%	70,458
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.118237	10.222437	1.03%	3,205
2016*	10.000000	10.118237	1.18%	7,940
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.806383	11.185729	3.51%	11,692
2016	10.667199	10.806383	1.30%	10,910
2015	10.766092	10.667199	-0.92%	16,919
2014	10.466187	10.766092	2.87%	22,449
2013	10.820820	10.466187	-3.28%	34,866
2012	10.007389	10.820820	8.13%	23,437
2011*	10.000000	10.007389	0.07%	13,938
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.267997	12.68%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.343924	13.371785	29.27%	0
2016*	10.000000	10.343924	3.44%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	17.652674	22.066336	25.00%	0
2016	18.325093	17.652674	-3.67%	0
2015	18.531085	18.325093	-1.11%	0
2014	20.130021	18.531085	-7.94%	0
2013	15.916783	20.130021	26.47%	0
2012	13.221140	15.916783	20.39%	0
2011	16.117634	13.221140	-17.97%	0
2010	14.834253	16.117634	8.65%	0
2009	12.052948	14.834253	23.08%	0
2008	21.777079	12.052948	-44.65%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	28.054150	35.269693	25.72%	5,816
2016	31.817793	28.054150	-11.83%	5,302
2015	28.648034	31.817793	11.06%	5,406
2014	22.107656	28.648034	29.58%	6,279
2013	14.874074	22.107656	48.63%	6,056
2012	11.498337	14.874074	29.36%	4,348
2011	10.548103	11.498337	9.01%	2,382
2010*	10.000000	10.548103	5.48%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.764929	7.516962	-3.19%	5,743
2016	5.482729	7.764929	41.63%	4,422
2015	8.365087	5.482729	-34.46%	827
2014	10.503060	8.365087	-20.36%	0
2013	9.643196	10.503060	8.92%	0
2012*	10.000000	9.643196	-3.57%	806
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.920647	7.689091	-2.92%	4,718
2016	5.581115	7.920647	41.92%	7,507
2015	8.492269	5.581115	-34.28%	7,507
2014	10.630705	8.492269	-20.12%	7,507
2013	9.739333	10.630705	9.15%	7,883
2012*	10.000000	9.739333	-2.61%	8,937
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2017	19.692360	26.174941	32.92%	0
2016	19.838114	19.692360	-0.73%	0
2015	19.822792	19.838114	0.08%	0
2014	19.326832	19.822792	2.57%	0
2013	13.991421	19.326832	38.13%	0
2012	11.769153	13.991421	18.88%	0
2011	12.616952	11.769153	-6.72%	0
2010*	10.000000	12.616952	26.17%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	24.490257	30.438825	24.29%	6,731
2016	23.016386	24.490257	6.40%	7,754
2015	23.999540	23.016386	-4.10%	8,462
2014	24.768425	23.999540	-3.10%	8,684
2014	24.768425	23.999540	-3.10%	0
2013	16.695556	24.768425	48.35%	8,501
2012	15.673689	16.695556	6.52%	11,020
2011	16.636421	15.673689	-5.79%	0
2010	13.289036	16.636421	25.19%	9,528
2009	8.816097	13.289036	50.74%	3,907
2008	15.241347	8.816097	-42.16%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	11.467817	12.940400	12.84%	0
2016	11.240100	11.467817	2.03%	0
2015	11.538145	11.240100	-2.58%	0
2014	11.218186	11.538145	2.85%	0
2013	10.154217	11.218186	10.48%	0
2012*	10.000000	10.154217	1.54%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	25.490789	29.839489	17.06%	0
2016	23.251572	25.490789	9.63%	10,113
2015	23.226455	23.251572	0.11%	9,465
2014	21.531972	23.226455	7.87%	9,465
2013	16.208524	21.531972	32.84%	9,465
2012	14.007057	16.208524	15.72%	9,465
2011	13.379008	14.007057	4.69%	9,465
2010	12.017076	13.379008	11.33%	9,603
2009	10.116705	12.017076	18.78%	9,613
2008	17.283642	10.116705	-41.47%	9,623
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	39.309596	43.785793	11.39%	6,177
2016	31.913697	39.309596	23.17%	6,430
2015	34.286334	31.913697	-6.92%	7,102
2014	31.885431	34.286334	7.53%	7,061
2013	23.471632	31.885431	35.85%	7,747
2012	20.073992	23.471632	16.93%	9,231
2011	22.256871	20.073992	-9.81%	9,542
2010	17.813327	22.256871	24.95%	9,504
2009	12.651232	17.813327	40.80%	10,164
2008	19.949600	12.651232	-36.58%	6,211
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	13.842269	14.164466	2.33%	22,332
2016	13.434656	13.842269	3.03%	19,009
2015	13.956063	13.434656	-3.74%	19,955
2014	13.688194	13.956063	1.96%	17,551
2013	15.153413	13.688194	-9.67%	18,027
2012	14.297491	15.153413	5.99%	18,247
2011	12.962797	14.297491	10.30%	16,886
2010	12.493924	12.962797	3.75%	18,737
2009	11.485284	12.493924	8.78%	16,670
2008	11.824411	11.485284	-2.87%	10,904

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2017	24.115385	28.634108	18.74%	0
2016	21.583277	24.115385	11.73%	0
2015	23.250756	21.583277	-7.17%	0
2014	20.970950	23.250756	10.87%	0
2013	15.682437	20.970950	33.72%	0
2012	13.882437	15.682437	12.97%	0
2011	13.674252	13.882437	1.52%	0
2010	12.167727	13.674252	12.38%	0
2009	10.467505	12.167727	16.24%	0
2008	16.248500	10.467505	-35.58%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2017	27.901210	30.697596	10.02%	2,435
2016	23.034724	27.901210	21.13%	2,598
2015	23.712676	23.034724	-2.86%	2,930
2014	20.668691	23.712676	14.73%	2,968
2013	16.120711	20.668691	28.21%	3,424
2012	14.053082	16.120711	14.71%	3,911
2011	14.358832	14.053082	-2.13%	4,581
2010	12.227487	14.358832	17.43%	4,554
2009	9.544165	12.227487	28.11%	5,387
2008	12.809491	9.544165	-25.49%	584
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.189017	12.865168	14.98%	697
2016	9.767409	11.189017	14.55%	757
2015*	10.000000	9.767409	-2.33%	797
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	15.355712	17.234356	12.23%	0
2016	14.987145	15.355712	2.46%	0
2015	15.338093	14.987145	-2.29%	0
2014	15.245537	15.338093	0.61%	0
2013	13.500145	15.245537	12.93%	0
2012	12.438632	13.500145	8.53%	2,084
2011	13.078195	12.438632	-4.89%	2,084
2010	12.072012	13.078195	8.33%	2,084
2009*	10.000000	12.072012	20.72%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.267397	10.851641	5.69%	0
2016	9.220316	10.267397	11.36%	0
2015*	10.000000	9.220316	-7.80%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.906199	10.091257	1.87%	1,060
2016	9.795436	9.906199	1.13%	955
2015*	10.000000	9.795436	-2.05%	921
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.207291	2.07%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	15.234886	16.805473	10.31%	147
2016	11.774721	15.234886	29.39%	169
2015	12.754025	11.774721	-7.68%	194
2014	12.234599	12.754025	4.25%	201
2013*	10.000000	12.234599	22.35%	215
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.913823	13.528043	13.55%	0
2016	10.477534	11.913823	13.71%	0
2015	10.889543	10.477534	-3.78%	0
2014*	10.000000	10.889543	8.90%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	29.794920	33.056317	10.95%	2,660
2016	24.009353	29.794920	24.10%	2,325
2015	24.905780	24.009353	-3.60%	2,664
2014	24.004434	24.905780	3.75%	3,296
2013	17.283516	24.004434	38.89%	3,018
2012	15.129971	17.283516	14.23%	3,459
2011	15.243060	15.129971	-0.74%	5,514
2010	12.273737	15.243060	24.19%	7,752
2009	9.946220	12.273737	23.40%	4,878
2008	14.586751	9.946220	-31.81%	4,411
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	25.551563	30.570161	19.64%	7,949
2016	23.229494	25.551563	10.00%	8,031
2015	23.332829	23.229494	-0.44%	7,968
2014	20.901224	23.332829	11.63%	7,991
2013	16.078646	20.901224	29.99%	8,138
2012	14.107815	16.078646	13.97%	7,450
2011	14.065339	14.107815	0.30%	7,679
2010	12.441834	14.065339	13.05%	7,068
2009	10.000980	12.441834	24.41%	7,131
2008	16.166215	10.000980	-38.14%	9,247
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2017	21.305902	26.709719	25.36%	4,810
2016	20.054835	21.305902	6.24%	5,130
2015	20.885783	20.054835	-3.98%	5,304
2014	19.624877	20.885783	6.43%	4,696
2013	16.456156	19.624877	19.26%	5,015
2012	15.138702	16.456156	8.70%	4,960
2011	14.104999	15.138702	7.33%	5,444
2010	12.421853	14.104999	13.55%	6,969
2009	10.296628	12.421853	20.64%	4,601
2008	14.844479	10.296628	-30.64%	4,664

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2017	21.022940	25.807500	22.76%	0
2016	18.237209	21.022940	15.27%	0
2015	18.955544	18.237209	-3.79%	0
2014	18.954714	18.955544	0.00%	0
2013	12.956689	18.954714	46.29%	0
2012	10.917989	12.956689	18.67%	0
2011	12.871011	10.917989	-15.17%	0
2010	9.968478	12.871011	29.12%	0
2009	8.030745	9.968478	24.13%	0
2008	13.075498	8.030745	-38.58%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.506066	10.726834	2.10%	0
2016	9.770039	10.506066	7.53%	0
2015	9.997926	9.770039	-2.28%	0
2014	10.071973	9.997926	-0.74%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	13.403998	14.641668	9.23%	0
2016	14.217056	13.403998	-5.72%	0
2015	15.394882	14.217056	-7.65%	0
2014	15.808000	15.394882	-2.61%	0
2013	13.793504	15.808000	14.60%	0
2012	12.702003	13.793504	8.59%	0
2011	13.619222	12.702003	-6.73%	0
2010	12.210219	13.619222	11.54%	0
2009	10.922137	12.210219	11.79%	0
2008	15.734015	10.922137	-30.58%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	14.673531	15.026316	2.40%	633
2016	14.359141	14.673531	2.19%	570
2015	14.612477	14.359141	-1.73%	537
2014	14.302516	14.612477	2.17%	551
2013	14.382943	14.302516	-0.56%	537
2012	13.315057	14.382943	8.02%	1,617
2011	13.226695	13.315057	0.67%	1,565
2010	12.375901	13.226695	6.87%	433
2009	10.435522	12.375901	18.59%	428
2008	11.436778	10.435522	-8.75%	507

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2017	15.770077	17.557547	11.33%	14,729
2016	15.183111	15.770077	3.87%	14,956
2015	15.465121	15.183111	-1.82%	15,194
2014	15.035641	15.465121	2.86%	15,463
2013	13.457741	15.035641	11.72%	15,725
2012	12.219959	13.457741	10.13%	21,170
2011	12.433696	12.219959	-1.72%	16,135
2010	11.193130	12.433696	11.08%	17,585
2009	9.148930	11.193130	22.34%	9,692
2008	12.387169	9.148930	-26.14%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2017	16.451831	18.879025	14.75%	136,881
2016	15.753781	16.451831	4.43%	170,960
2015	16.034880	15.753781	-1.75%	179,223
2014	15.532319	16.034880	3.24%	218,452
2013	13.609100	15.532319	14.13%	223,771
2012	12.194817	13.609100	11.60%	233,335
2011	12.510431	12.194817	-2.52%	230,469
2010	11.086541	12.510431	12.84%	224,426
2009	8.738033	11.086541	26.88%	44,317
2008	13.174575	8.738033	-33.68%	4,337
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2017	17.248537	20.548096	19.13%	0
2016	16.427999	17.248537	4.99%	0
2015	16.732995	16.427999	-1.82%	0
2014	16.185651	16.732995	3.38%	0
2013	13.507103	16.185651	19.83%	0
2012	11.881588	13.507103	13.68%	0
2011	12.388256	11.881588	-4.09%	0
2010	10.830343	12.388256	14.38%	0
2009	8.364914	10.830343	29.47%	0
2008	13.707750	8.364914	-38.98%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.435271	11.959964	14.61%	0
2016*	10.000000	10.435271	4.35%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	17.972726	17.247402	-4.04%	254
2016	13.638889	17.972726	31.78%	254
2015	17.436911	13.638889	-21.78%	254
2014	20.252144	17.436911	-13.90%	254
2013	16.528028	20.252144	22.53%	254
2012	15.989239	16.528028	3.37%	446
2011	17.087917	15.989239	-6.43%	2,453
2010	14.529425	17.087917	17.61%	2,065
2009	9.975249	14.529425	45.65%	2,137
2008	22.166660	9.975249	-55.00%	4,009

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	24.033057	26.722306	11.19%	6,601
2016	20.685487	24.033057	16.18%	7,007
2015	21.885542	20.685487	-5.48%	8,390
2014	20.440533	21.885542	7.07%	8,847
2013	16.201274	20.440533	26.17%	9,837
2012	14.023439	16.201274	15.53%	9,323
2011	14.115327	14.023439	-0.65%	24,025
2010	12.444718	14.115327	13.42%	22,566
2009	9.707619	12.444718	28.20%	24,560
2008	17.199037	9.707619	-43.56%	25,064
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.262174	12.962761	15.10%	0
2016*	10.000000	11.262174	12.62%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	23.838353	31.721482	33.07%	4,457
2016	24.019381	23.838353	-0.75%	3,369
2015	22.764038	24.019381	5.51%	3,506
2014	20.775828	22.764038	9.57%	2,877
2013	15.477413	20.775828	34.23%	3,112
2012	13.707490	15.477413	12.91%	2,715
2011	13.892186	13.707490	-1.33%	9,720
2010	11.363488	13.892186	22.25%	9,937
2009	8.997112	11.363488	26.30%	5,451
2008	17.300364	8.997112	-47.99%	4,524
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	14.904806	15.298838	2.64%	47,946
2016	14.453385	14.904806	3.12%	45,059
2015	14.769242	14.453385	-2.14%	50,798
2014	14.167846	14.769242	4.24%	57,275
2013	14.657541	14.167846	-3.34%	57,948
2012	14.063004	14.657541	4.23%	52,822
2011	13.311254	14.063004	5.65%	55,661
2010	12.540044	13.311254	6.15%	62,454
2009	11.003103	12.540044	13.97%	73,207
2008	11.547758	11.003103	-4.72%	57,379
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	39.070373	46.483736	18.97%	10,307
2016	35.366714	39.070373	10.47%	16,020
2015	36.425827	35.366714	-2.91%	17,471
2014	34.806190	36.425827	4.65%	17,623
2013	25.954620	34.806190	34.10%	18,461
2012	22.954492	25.954620	13.07%	21,482
2011	26.087470	22.954492	-12.01%	27,299
2010	20.557277	26.087470	26.90%	27,410
2009	14.903544	20.557277	37.94%	25,378
2008	25.003009	14.903544	-40.39%	24,070

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	20.132452	25.830528	28.30%	9,968
2016	21.531223	20.132452	-6.50%	10,501
2015	21.118649	21.531223	1.95%	10,681
2014	23.332706	21.118649	-9.49%	499
2013	18.161281	23.332706	28.48%	676
2012	15.285985	18.161281	18.81%	676
2011	18.735786	15.285985	-18.41%	4,118
2010	16.824001	18.735786	11.36%	3,442
2009	13.504631	16.824001	24.58%	0
2008	24.416133	13.504631	-44.69%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017	12.149430	12.444203	2.43%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	29.661040	34.864068	17.54%	0
2016	27.500763	29.661040	7.86%	0
2015	28.781239	27.500763	-4.45%	0
2014	27.377233	28.781239	5.13%	0
2013	21.306492	27.377233	28.49%	0
2012	16.989563	21.306492	25.41%	0
2011	18.923114	16.989563	-10.22%	0
2010	15.175304	18.923114	24.70%	0
2009	9.783612	15.175304	55.11%	0
2008	20.348861	9.783612	-51.92%	295
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	13.094504	14.472957	10.53%	0
2016	11.721534	13.094504	11.71%	2,592
2015	12.662697	11.721534	-7.43%	2,706
2014	12.474214	12.662697	1.51%	2,839
2013	10.211201	12.474214	22.16%	2,954
2012	8.970568	10.211201	13.83%	3,676
2011	9.230806	8.970568	-2.82%	3,812
2010	8.482528	9.230806	8.82%	4,152
2009	6.598185	8.482528	28.56%	4,155
2008*	10.000000	6.598185	-34.02%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	15.849753	17.157566	8.25%	0
2016	14.083020	15.849753	12.55%	0
2015	15.351469	14.083020	-8.26%	0
2014	14.867410	15.351469	3.26%	0
2013	13.220142	14.867410	12.46%	0
2012	11.890259	13.220142	11.18%	0
2011	11.765995	11.890259	1.06%	0
2010	10.580086	11.765995	11.21%	0
2009	7.905422	10.580086	33.83%	0
2008	11.386418	7.905422	-30.57%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2017	26.244504	31.229927	19.00%	3,305
2016	22.913377	26.244504	14.54%	7,566
2015	24.094137	22.913377	-4.90%	7,286
2014	22.452912	24.094137	7.31%	7,357
2013	17.540830	22.452912	28.00%	7,403
2012	15.873636	17.540830	10.50%	8,403
2011	15.172106	15.873636	4.62%	12,044
2010	12.741440	15.172106	19.08%	16,152
2009	11.001173	12.741440	15.82%	16,538
2008	15.289716	11.001173	-28.05%	16,765
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	36.344606	39.694608	9.22%	6,072
2016	28.283730	36.344606	28.50%	10,535
2015	30.941984	28.283730	-8.59%	11,539
2014	31.171545	30.941984	-0.74%	12,241
2013	23.181387	31.171545	34.47%	12,276
2012	19.839372	23.181387	16.85%	13,573
2011	20.885506	19.839372	-5.01%	19,900
2010	16.502884	20.885506	26.56%	18,787
2009	12.945746	16.502884	27.48%	23,857
2008	19.581863	12.945746	-33.89%	12,860
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.597481	11.915195	38.59%	0
2016	7.416775	8.597481	15.92%	0
2015	9.346778	7.416775	-20.65%	0
2014*	10.000000	9.346778	-6.53%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	20.560290	23.681420	15.18%	9,943
2016	19.435786	20.560290	5.79%	8,948
2015	21.059109	19.435786	-7.71%	10,916
2014	24.009175	21.059109	-12.29%	9,704
2013	19.781388	24.009175	21.37%	0
2012	16.951725	19.781388	16.69%	0
2011	19.218456	16.951725	-11.79%	0
2010	17.961464	19.218456	7.00%	0
2009	13.279114	17.961464	35.26%	0
2008	22.566021	13.279114	-41.15%	809
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.407983	9.464831	0.60%	536
2016	9.259460	9.407983	1.60%	536
2015	9.803446	9.259460	-5.55%	536
2014	9.753776	9.803446	0.51%	536

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	11.254538	12.565150	11.65%	0
2016	10.928357	11.254538	2.98%	0
2015	11.756183	10.928357	-7.04%	0
2014	11.458922	11.756183	2.59%	0
2013	10.222938	11.458922	12.09%	0
2012*	10.000000	10.222938	2.23%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	10.106621	10.342147	2.33%	0
2016	10.289133	10.106621	-1.77%	0
2015	10.235413	10.289133	0.52%	0
2014	9.908546	10.235413	3.30%	0
2013*	10.000000	9.908546	-0.91%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	14.792671	18.547158	25.38%	139
2016	14.690681	14.792671	0.69%	166
2015	14.209216	14.690681	3.39%	192
2014	13.309187	14.209216	6.76%	230
2013	9.645820	13.309187	37.98%	268
2012*	10.000000	9.645820	-3.54%	314
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	13.699818	15.503650	13.17%	483
2016	12.265322	13.699818	11.70%	547
2015	12.982605	12.265322	-5.52%	626
2014	12.627093	12.982605	2.82%	115
2013	9.958708	12.627093	26.79%	126
2012*	10.000000	9.958708	-0.41%	154
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.819307	16.660363	20.56%	5,836
2016	13.921142	13.819307	-0.73%	5,843
2015	13.959072	13.921142	-0.27%	5,672
2014	13.132793	13.959072	6.29%	6,000
2013	9.740391	13.132793	34.83%	7,871
2012*	10.000000	9.740391	-2.60%	9,215
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	13.770342	16.075467	16.74%	0
2016	14.318963	13.770342	-3.83%	0
2015	15.828728	14.318963	-9.54%	0
2014	16.928545	15.828728	-6.50%	0
2013	13.706700	16.928545	23.51%	0
2012	11.653053	13.706700	17.62%	133
2011	12.723062	11.653053	-8.41%	1,033
2010	11.861523	12.723062	7.26%	1,033
2009*	10.000000	11.861523	18.62%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	12.555031	13.219888	5.30%	0
2016	10.947839	12.555031	14.68%	0
2015	11.863786	10.947839	-7.72%	0
2014	11.795395	11.863786	0.58%	0
2013	10.815203	11.795395	9.06%	0
2012*	10.000000	10.815203	8.15%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	13.390222	16.771418	25.25%	0
2016	12.784264	13.390222	4.74%	0
2015	13.747250	12.784264	-7.00%	0
2014	12.912192	13.747250	6.47%	0
2013	10.068050	12.912192	28.25%	0
2012*	10.000000	10.068050	0.68%	0
Janus Henderson VIT Balanced Portfolio: Service Sharess - Q/NQ
2017	23.571615	27.485375	16.60%	287
2016	22.891485	23.571615	2.97%	394
2015	23.098171	22.891485	-0.89%	517
2014	21.621166	23.098171	6.83%	639
2013	18.284959	21.621166	18.25%	687
2012	16.340778	18.284959	11.90%	687
2011	16.334227	16.340778	0.04%	332
2010	15.306463	16.334227	6.71%	1,056
2009	12.348885	15.306463	23.95%	1,086
2008	14.905415	12.348885	-17.15%	1,259
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.873813	10.072568	2.01%	0
2016	9.786097	9.873813	0.90%	788
2015*	10.000000	9.786097	-2.14%	769
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	16.132183	20.699389	28.31%	8,208
2016	16.032659	16.132183	0.62%	7,884
2015	14.511535	16.032659	10.48%	9,771
2014	13.554874	14.511535	7.06%	11,206
2013	10.492598	13.554874	29.19%	11,755
2012	8.583266	10.492598	22.24%	12,224
2011	9.344776	8.583266	-8.15%	14,023
2010	8.891677	9.344776	5.10%	13,466
2009	6.169744	8.891677	44.12%	10,877
2008	11.224905	6.169744	-45.04%	9,920
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	9.134377	13.065464	43.04%	846
2016	8.128447	9.134377	12.38%	846
2015	7.869904	8.128447	3.29%	846
2014	7.291940	7.869904	7.93%	846
2013	5.456761	7.291940	33.63%	846
2012	4.640225	5.456761	17.60%	846

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	10.060412	12.988931	29.11%	979
2016	10.925377	10.060412	-7.92%	979
2015	12.138000	10.925377	-9.99%	979
2014	13.991014	12.138000	-13.24%	979
2013	12.403811	13.991014	12.80%	979
2012	11.103975	12.403811	11.71%	1,189
2011	16.626889	11.103975	-33.22%	0
2010	13.474671	16.626889	23.39%	0
2009	7.623805	13.474671	76.74%	0
2008	16.169774	7.623805	-52.85%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.714530	10.995094	26.17%	0
2016	7.309965	8.714530	19.21%	0
2015	9.264351	7.309965	-21.10%	0
2014	9.842810	9.264351	-5.88%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.974307	10.225381	2.52%	0
2016*	10.000000	9.974307	-0.26%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	13.500207	16.834036	24.69%	0
2016	12.571407	13.500207	7.39%	0
2015	13.016285	12.571407	-3.42%	0
2014	14.256165	13.016285	-8.70%	0
2013	10.228022	14.256165	39.38%	0
2012*	10.000000	10.228022	2.28%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	28.902784	33.477297	15.83%	18,827
2016	25.736921	28.902784	12.30%	19,282
2015	26.321762	25.736921	-2.22%	23,389
2014	24.199527	26.321762	8.77%	25,741
2013	18.081786	24.199527	33.83%	27,674
2012	15.809554	18.081786	14.37%	30,524
2011	16.092409	15.809554	-1.76%	38,673
2010	14.659938	16.092409	9.77%	39,189
2009	12.129743	14.659938	20.86%	42,120
2008	18.272661	12.129743	-33.62%	8,858
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	16.127752	20.188010	25.18%	2,160
2016	15.735157	16.127752	2.50%	2,456
2015	14.994719	15.735157	4.94%	2,658
2014	15.022071	14.994719	-0.18%	1,557
2013	11.924574	15.022071	25.98%	1,542
2012	10.421665	11.924574	14.42%	1,694
2011	10.749702	10.421665	-3.05%	1,711
2010*	10.000000	10.749702	7.50%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	10.174476	12.864679	26.44%	3,917
2016	9.739169	10.174476	4.47%	3,917
2015*	10.000000	9.739169	-2.61%	3,917
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	13.617335	14.233071	4.52%	0
2016	13.032495	13.617335	4.49%	0
2015	13.314953	13.032495	-2.12%	0
2014	12.541506	13.314953	6.17%	0
2013	12.780843	12.541506	-1.87%	0
2012	11.859357	12.780843	7.77%	0
2011	11.399186	11.859357	4.04%	0
2010	10.808042	11.399186	5.47%	0
2009	10.011286	10.808042	7.96%	0
2008	11.327507	10.011286	-11.62%	30,361
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	24.291907	26.275249	8.16%	0
2016	22.256135	24.291907	9.15%	0
2015	22.817456	22.256135	-2.46%	0
2014	22.468572	22.817456	1.55%	0
2013	24.949175	22.468572	-9.94%	0
2012	21.445035	24.949175	16.34%	0
2011	20.327356	21.445035	5.50%	0
2010	18.766847	20.327356	8.32%	0
2009	14.613419	18.766847	28.42%	0
2008	17.414657	14.613419	-16.09%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.334432	10.369174	11.09%	0
2016	8.225852	9.334432	13.48%	0
2015*	10.000000	8.225852	-17.74%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	16.884148	19.584804	16.00%	0
2016	15.410161	16.884148	9.57%	0
2015	16.818536	15.410161	-8.37%	0
2014	17.399171	16.818536	-3.34%	0
2013	13.362779	17.399171	30.21%	0
2012	11.040989	13.362779	21.03%	0
2011	11.288956	11.040989	-2.20%	0
2010*	10.000000	11.288956	12.89%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	25.240682	27.015636	7.03%	8,042
2016	21.272530	25.240682	18.65%	7,436
2015	22.554556	21.272530	-5.68%	9,224
2014	20.232022	22.554556	11.48%	10,057
2013	15.567756	20.232022	29.96%	11,444
2012	13.782314	15.567756	12.95%	12,167
2011	13.895869	13.782314	-0.82%	12,578
2010	12.442424	13.895869	11.68%	15,051
2009*	10.000000	12.442424	24.42%	715
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	15.743451	17.993503	14.29%	732,144
2016	14.633287	15.743451	7.59%	818,863
2015	14.681544	14.633287	-0.33%	871,140
2014	14.167869	14.681544	3.63%	995,665
2013	11.643296	14.167869	21.68%	1,011,426
2012	10.194744	11.643296	14.21%	1,042,752
2011	10.233657	10.194744	-0.38%	1,137,445
2010	9.256045	10.233657	10.56%	1,194,844
2009	7.598753	9.256045	21.81%	828,687
2008	10.963349	7.598753	-30.69%	157,303
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	11.755127	11.975369	1.87%	170,614
2016	11.602023	11.755127	1.32%	159,150
2015	11.782059	11.602023	-1.53%	190,267
2014	11.371131	11.782059	3.61%	230,686
2013	11.825276	11.371131	-3.84%	230,843
2012	11.414478	11.825276	3.60%	228,060
2011	10.938320	11.414478	4.35%	218,963
2010	10.456028	10.938320	4.61%	220,358
2009	9.446067	10.456028	10.69%	165,172
2008	10.618787	9.446067	-11.04%	54,408
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	16.147843	20.874217	29.27%	9,662
2016	16.329379	16.147843	-1.11%	10,872
2015	15.528434	16.329379	5.16%	11,507
2014	15.449373	15.528434	0.51%	10,969
2013	12.167775	15.449373	26.97%	12,038
2012	10.098071	12.167775	20.50%	15,234
2011	11.281017	10.098071	-10.49%	17,384
2010	10.269056	11.281017	9.85%	16,665
2009	7.347487	10.269056	39.76%	14,427
2008	12.131768	7.347487	-39.44%	6,717

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	16.791655	21.181094	26.14%	13,592
2016	15.598415	16.791655	7.65%	15,259
2015	14.849473	15.598415	5.04%	16,437
2014	13.922005	14.849473	6.66%	17,282
2013	10.882845	13.922005	27.93%	18,380
2012	9.392119	10.882845	15.87%	22,410
2011	9.983628	9.392119	-5.92%	24,131
2010	8.558038	9.983628	16.66%	24,169
2009	6.247751	8.558038	36.98%	25,332
2008	11.347156	6.247751	-44.94%	21,033
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	14.749250	17.750206	20.35%	118,374
2016	13.451569	14.749250	9.65%	133,493
2015	13.482238	13.451569	-0.23%	164,570
2014	12.392386	13.482238	8.79%	213,534
2013	9.442516	12.392386	31.24%	229,798
2012	8.172677	9.442516	15.54%	288,730
2011	8.469447	8.172677	-3.50%	303,058
2010	7.732300	8.469447	9.53%	309,894
2009	5.994429	7.732300	28.99%	219,972
2008	9.806149	5.994429	-38.87%	67,020
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	27.366799	31.789982	16.16%	8,197
2016	23.582043	27.366799	16.05%	9,737
2015	25.557890	23.582043	-7.73%	10,845
2014	23.772500	25.557890	7.51%	11,171
2013	17.801528	23.772500	33.54%	12,256
2012	15.263091	17.801528	16.63%	13,611
2011	15.868257	15.263091	-3.81%	16,716
2010	13.926149	15.868257	13.95%	17,616
2009	11.000020	13.926149	26.60%	13,816
2008	17.752445	11.000020	-38.04%	11,828
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.430999	11.024698	16.90%	0
2016	9.278864	9.430999	1.64%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	23.242121	24.490898	5.37%	61
2016	20.627332	23.242121	12.68%	61
2015	21.458525	20.627332	-3.87%	62
2014	21.200477	21.458525	1.22%	62
2013	20.060956	21.200477	5.68%	63
2012	17.743006	20.060956	13.06%	63
2011	17.315116	17.743006	2.47%	192
2010	15.503674	17.315116	11.68%	192
2009	10.758849	15.503674	44.10%	193
2008	15.137562	10.758849	-28.93%	194

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	14.384844	17.713896	23.14%	4,204
2016	12.835420	14.384844	12.07%	4,625
2015	13.161469	12.835420	-2.48%	4,770
2014	12.513978	13.161469	5.17%	4,825
2013	8.833333	12.513978	41.67%	5,111
2012	7.660316	8.833333	15.31%	5,766
2011	8.784988	7.660316	-12.80%	6,343
2010	7.713805	8.784988	13.89%	5,900
2009	5.109337	7.713805	50.97%	5,850
2008*	10.000000	5.109337	-48.91%	1,576
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	16.179428	18.902283	16.83%	16,757
2016	14.887031	16.179428	8.68%	16,612
2015	15.146489	14.887031	-1.71%	21,500
2014	13.886551	15.146489	9.07%	25,808
2013	10.154564	13.886551	36.75%	29,422
2012	9.237127	10.154564	9.93%	33,533
2011	9.674479	9.237127	-4.52%	43,227
2010	7.932740	9.674479	21.96%	44,430
2009	6.122656	7.932740	29.56%	63,856
2008*	10.000000	6.122656	-38.77%	66,730
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	13.319781	15.750078	18.25%	0
2016	12.453193	13.319781	6.96%	0
2015	12.842453	12.453193	-3.03%	0
2014	12.451663	12.842453	3.14%	0
2013	9.743653	12.451663	27.79%	0
2012	8.499356	9.743653	14.64%	0
2011	9.197754	8.499356	-7.59%	20,531
2010	8.106439	9.197754	13.46%	20,531
2009	6.357162	8.106439	27.52%	20,531
2008*	10.000000	6.357162	-36.43%	20,531
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.979469	14.355133	10.60%	599,065
2016	12.392966	12.979469	4.73%	654,982
2015	12.690633	12.392966	-2.35%	700,215
2014	12.327993	12.690633	2.94%	751,097
2013	10.893639	12.327993	13.17%	823,044
2012	9.938199	10.893639	9.61%	823,924
2011	10.206099	9.938199	-2.62%	846,477
2010	9.365872	10.206099	8.97%	860,550
2009	7.919500	9.365872	18.26%	458,124
2008*	10.000000	7.919500	-20.81%	653

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	13.342302	15.250834	14.30%	442,084
2016	12.595360	13.342302	5.93%	518,124
2015	12.933092	12.595360	-2.61%	583,493
2014	12.515531	12.933092	3.34%	606,454
2013	10.458384	12.515531	19.67%	610,877
2012	9.324356	10.458384	12.16%	629,973
2011	9.784260	9.324356	-4.70%	627,167
2010	8.820316	9.784260	10.93%	643,173
2009	7.197326	8.820316	22.55%	316,792
2008*	10.000000	7.197326	-28.03%	18,147
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	12.103767	12.706472	4.98%	188,294
2016	11.722026	12.103767	3.26%	265,994
2015	11.964218	11.722026	-2.02%	197,581
2014	11.730417	11.964218	1.99%	208,405
2013	11.326218	11.730417	3.57%	225,828
2012	10.675245	11.326218	6.10%	231,823
2011	10.665062	10.675245	0.10%	282,036
2010	10.117462	10.665062	5.41%	275,397
2009	9.069797	10.117462	11.55%	185,812
2008*	10.000000	9.069797	-9.30%	14,320
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.753745	12.181625	13.28%	0
2016	10.321485	10.753745	4.19%	0
2015	10.926615	10.321485	-5.54%	0
2014	10.825854	10.926615	0.93%	0
2013*	10.000000	10.825854	8.26%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.759508	12.509431	16.26%	0
2016	10.263252	10.759508	4.84%	0
2015	10.931527	10.263252	-6.11%	0
2014	10.964383	10.931527	-0.30%	0
2013*	10.000000	10.964383	9.64%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	13.194055	14.842214	12.49%	670,912
2016	12.523394	13.194055	5.36%	726,954
2015	12.825049	12.523394	-2.35%	762,798
2014	12.426087	12.825049	3.21%	817,462
2013	10.686963	12.426087	16.27%	851,681
2012	9.636061	10.686963	10.91%	899,338
2011	9.995903	9.636061	-3.60%	956,854
2010	9.093523	9.995903	9.92%	946,600
2009	7.555141	9.093523	20.36%	442,396
2008*	10.000000	7.555141	-24.45%	39,643

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	13.279313	15.475540	16.54%	253,574
2016	12.504478	13.279313	6.20%	266,124
2015	12.863113	12.504478	-2.79%	267,774
2014	12.463956	12.863113	3.20%	272,479
2013	10.161260	12.463956	22.66%	271,269
2012	8.984882	10.161260	13.09%	283,285
2011	9.549068	8.984882	-5.91%	284,431
2010	8.538248	9.549068	11.84%	274,559
2009	6.834262	8.538248	24.93%	230,183
2008*	10.000000	6.834262	-31.66%	69,875
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.780176	13.861507	8.46%	241,585
2016	12.215391	12.780176	4.62%	252,066
2015	12.509532	12.215391	-2.35%	260,754
2014	12.177203	12.509532	2.73%	262,260
2013	11.091106	12.177203	9.79%	273,935
2012	10.211873	11.091106	8.61%	316,718
2011	10.374143	10.211873	-1.56%	283,755
2010	9.639911	10.374143	7.62%	295,480
2009	8.299494	9.639911	16.15%	198,872
2008*	10.000000	8.299494	-17.01%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	12.508297	12.862143	2.83%	12,057
2016	12.068542	12.508297	3.64%	12,017
2015	12.336118	12.068542	-2.17%	15,233
2014	11.939941	12.336118	3.32%	19,469
2013	12.360305	11.939941	-3.40%	20,576
2012	11.651623	12.360305	6.08%	18,898
2011	11.111502	11.651623	4.86%	23,236
2010	10.543220	11.111502	5.39%	26,068
2009	9.836975	10.543220	7.18%	32,331
2008*	10.000000	9.836975	-1.63%	946
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	13.387989	13.712184	2.42%	2,671
2016	13.125979	13.387989	2.00%	2,368
2015	13.368004	13.125979	-1.81%	2,328
2014	12.913677	13.368004	3.52%	3,194
2013	13.357432	12.913677	-3.32%	3,161
2012	12.634477	13.357432	5.72%	2,731
2011	12.070481	12.634477	4.67%	2,811
2010	11.311614	12.070481	6.71%	3,260
2009	9.842789	11.311614	14.92%	1,548
2008*	10.000000	9.842789	-1.57%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	12.129861	14.113893	16.36%	0
2016	11.032835	12.129861	9.94%	0
2015	11.542787	11.032835	-4.42%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.666589	13.108147	12.36%	0
2016	10.866903	11.666589	7.36%	0
2015	11.207456	10.866903	-3.04%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	26.176121	36.487247	39.39%	1,029
2016	24.674670	26.176121	6.08%	137
2015	29.844449	24.674670	-17.32%	137
2014	32.075590	29.844449	-6.96%	137
2013	32.359269	32.075590	-0.88%	0
2012	28.024872	32.359269	15.47%	0
2011	36.682636	28.024872	-23.60%	0
2010	32.063370	36.682636	14.41%	0
2009	19.918994	32.063370	60.97%	0
2008	47.971861	19.918994	-58.48%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - NQ
2017	56.618635	57.049401	0.76%	1,576
2016	56.940028	56.618635	-0.56%	1,526
2015	57.752811	56.940028	-1.41%	2,143
2014	55.956777	57.752811	3.21%	183,655
2013	59.090227	55.956777	-5.30%	3,050
2012	58.094578	59.090227	1.71%	3,171
2011	54.876337	58.094578	5.86%	3,125
2010	53.061772	54.876337	3.42%	3,934
2009	52.353164	53.061772	1.35%	5,345
2008	49.241453	52.353164	6.32%	5,481
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q
2017	56.768565	57.200468	0.76%	4,060
2016	57.090816	56.768565	-0.56%	3,780
2015	57.905756	57.090816	-1.41%	3,811
2014	56.104961	57.905756	3.21%	236,194
2013	59.246711	56.104961	-5.30%	4,252
2012	58.248425	59.246711	1.71%	3,657
2011	55.021654	58.248425	5.86%	4,185
2010	53.202285	55.021654	3.42%	4,785
2009	52.491801	53.202285	1.35%	6,151
2008	49.371850	52.491801	6.32%	6,499
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	25.634244	25.408539	-0.88%	21,471
2016	25.968963	25.634244	-1.29%	13,456
2015	26.310999	25.968963	-1.30%	14,320
2014	26.657539	26.310999	-1.30%	15,981
2013	27.008645	26.657539	-1.30%	12,028
2012	27.365352	27.008645	-1.30%	12,976
2011	27.724772	27.365352	-1.30%	8,254
2010	28.089898	27.724772	-1.30%	8,555
2009	28.447935	28.089898	-1.26%	10,136
2008	28.242616	28.447935	0.73%	9,661

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	8.479950	10.636178	25.43%	5,154
2016	8.537229	8.479950	-0.67%	3,005
2015	8.937541	8.537229	-4.48%	5,422
2014	9.120905	8.937541	-2.01%	5,382
2013	7.860500	9.120905	16.03%	6,019
2012	6.911842	7.860500	13.73%	6,067
2011	7.780782	6.911842	-11.17%	6,139
2010	6.976101	7.780782	11.53%	4,294
2009	5.459968	6.976101	27.77%	4,379
2008*	10.000000	5.459968	-45.40%	6,084
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	9.504772	11.675954	22.84%	302
2016	9.579509	9.504772	-0.78%	330
2015	9.842403	9.579509	-2.67%	326
2014	10.629783	9.842403	-7.41%	305
2013	8.899785	10.629783	19.44%	296
2012	7.628054	8.899785	16.67%	331
2011	8.867807	7.628054	-13.98%	340
2010	8.365616	8.867807	6.00%	356
2009	6.590334	8.365616	26.94%	295
2008	11.733135	6.590334	-43.83%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	20.446358	23.900613	16.89%	6,161
2016	18.923306	20.446358	8.05%	6,164
2015	19.365849	18.923306	-2.29%	8,243
2014	18.689197	19.365849	3.62%	8,237
2013	14.880689	18.689197	25.59%	8,339
2012	13.008386	14.880689	14.39%	11,376
2011	13.718712	13.008386	-5.18%	16,123
2010	12.125482	13.718712	13.14%	16,680
2009	9.657744	12.125482	25.55%	17,602
2008	15.493447	9.657744	-37.67%	13,401
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	16.062681	17.619165	9.69%	113,656
2016	15.308822	16.062681	4.92%	117,078
2015	15.537445	15.308822	-1.47%	119,468
2014	15.051921	15.537445	3.23%	123,891
2013	13.445256	15.051921	11.95%	123,439
2012	12.453829	13.445256	7.96%	163,434
2011	12.506867	12.453829	-0.42%	167,027
2010	11.539047	12.506867	8.39%	179,747
2009*	10.000000	11.539047	15.39%	90,016

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	18.530018	20.998256	13.32%	140,291
2016	17.424857	18.530018	6.34%	200,851
2015	17.748766	17.424857	-1.82%	216,914
2014	17.091735	17.748766	3.84%	233,603
2013	14.491720	17.091735	17.94%	259,189
2012	13.080661	14.491720	10.79%	266,934
2011	13.377772	13.080661	-2.22%	194,661
2010	12.098401	13.377772	10.57%	189,601
2009*	10.000000	12.098401	20.98%	70,739
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	14.436880	15.059473	4.31%	38,941
2016	14.028384	14.436880	2.91%	76,191
2015	14.175624	14.028384	-1.04%	127,830
2014	13.824513	14.175624	2.54%	141,298
2013	13.361029	13.824513	3.47%	151,973
2012	12.871264	13.361029	3.81%	177,455
2011	12.669107	12.871264	1.60%	175,708
2010	12.121663	12.669107	4.52%	151,717
2009	11.258535	12.121663	7.67%	102,502
2008	12.137877	11.258535	-7.24%	19,118
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.741921	12.090316	12.55%	0
2016	10.295392	10.741921	4.34%	0
2015	10.780413	10.295392	-4.50%	0
2014	10.660597	10.780413	1.12%	0
2013*	10.000000	10.660597	6.61%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.800929	12.469311	15.45%	0
2016	10.231625	10.800929	5.56%	0
2015	10.793271	10.231625	-5.20%	0
2014	10.749073	10.793271	0.41%	0
2013*	10.000000	10.749073	7.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	18.043956	20.112294	11.46%	291,176
2016	17.062222	18.043956	5.75%	357,277
2015	17.344999	17.062222	-1.63%	384,843
2014	16.707801	17.344999	3.81%	444,899
2013	14.514442	16.707801	15.11%	438,966
2012	13.271179	14.514442	9.37%	436,007
2011	13.451045	13.271179	-1.34%	474,225
2010	12.287158	13.451045	9.47%	490,587
2009	10.449446	12.287158	17.59%	371,753
2008	13.784623	10.449446	10.45%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	19.585756	22.556159	15.17%	55,169
2016	18.291615	19.585756	7.08%	57,085
2015	18.668782	18.291615	-2.02%	62,422
2014	18.021349	18.668782	3.59%	64,558
2013	14.919941	18.021349	20.79%	53,762
2012	13.288387	14.919941	12.28%	61,005
2011	13.755584	13.288387	-3.40%	64,125
2010	12.351443	13.755584	11.37%	67,262
2009	10.060199	12.351443	22.78%	73,953
2008	14.856478	10.060199	10.06%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	16.505393	17.792058	7.80%	45,992
2016	15.819996	16.505393	4.33%	69,717
2015	16.033270	15.819996	-1.33%	61,583
2014	15.509387	16.033270	3.38%	67,207
2013	14.221146	15.509387	9.06%	65,423
2012	13.336642	14.221146	6.63%	67,761
2011	13.238865	13.336642	0.74%	70,720
2010	12.360498	13.238865	7.11%	120,619
2009	10.931514	12.360498	13.07%	104,463
2008	13.036813	10.931514	-16.15%	5,407
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	23.681032	29.701051	25.42%	17,667
2016	23.220151	23.681032	1.98%	35,189
2015	22.443641	23.220151	3.46%	35,629
2014	20.945809	22.443641	7.15%	36,490
2013	15.571403	20.945809	34.51%	39,052
2012	13.322678	15.571403	16.88%	41,551
2011	13.843186	13.322678	-3.76%	47,259
2010	12.924657	13.843186	7.11%	52,198
2009*	10.000000	12.924657	29.25%	1,896
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.280032	11.927824	16.03%	0
2016	9.594931	10.280032	7.14%	0
2015	9.944781	9.594931	-3.52%	0
2014*	10.000000	9.944781	-0.55%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.887163	13.077557	20.12%	0
2016	10.023328	10.887163	8.62%	0
2015	10.140998	10.023328	-1.16%	0
2014*	10.000000	10.140998	1.41%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	31.274224	35.739647	14.28%	2,260
2016	26.340668	31.274224	18.73%	2,421
2015	27.381525	26.340668	-3.80%	2,496
2014	25.353753	27.381525	8.00%	2,568
2013	19.306983	25.353753	31.32%	2,611
2012	16.652215	19.306983	15.94%	2,222
2011	17.311562	16.652215	-3.81%	3,274
2010	13.897916	17.311562	24.56%	5,742
2009	10.296447	13.897916	34.98%	6,374
2008	16.419290	10.296447	-37.29%	8,035
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	18.428083	19.340795	4.95%	9,490
2016	17.184248	18.428083	7.24%	9,050
2015	17.928782	17.184248	-4.15%	9,439
2014	17.485835	17.928782	2.53%	8,874
2013	17.917617	17.485835	-2.41%	11,269
2012	16.173014	17.917617	10.79%	10,309
2011	15.524248	16.173014	4.18%	10,207
2010	14.222830	15.524248	9.15%	11,956
2009	11.585572	14.222830	22.76%	12,944
2008	14.192221	11.585572	-18.37%	8,284
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	10.233039	12.679636	23.91%	19,519
2016	10.630202	10.233039	-3.74%	20,765
2015	10.841177	10.630202	-1.95%	24,667
2014	11.134515	10.841177	-2.63%	29,802
2013	9.317313	11.134515	19.50%	29,215
2012	8.171995	9.317313	14.02%	30,967
2011	9.161036	8.171995	-10.80%	38,687
2010	8.155696	9.161036	12.33%	37,219
2009	6.071023	8.155696	34.34%	50,847
2008*	10.000000	6.071023	-39.29%	51,279
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	15.295523	18.499408	20.95%	14,778
2016	14.761123	15.295523	3.62%	15,969
2015	15.800174	14.761123	-6.58%	15,350
2014	17.723427	15.800174	-10.85%	13,496
2013	14.834241	17.723427	19.48%	0
2012	12.840941	14.834241	15.52%	0
2011	15.564500	12.840941	-17.50%	0
2010	14.891566	15.564500	4.52%	0
2009	11.649954	14.891566	27.83%	0
2008	22.054335	11.649954	-47.18%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	14.830376	19.011865	28.20%	6,119
2016	14.732003	14.830376	0.67%	6,750
2015	14.473087	14.732003	1.79%	9,289
2014	13.312694	14.473087	8.72%	11,139
2013	10.034666	13.312694	32.67%	13,425
2012	8.754200	10.034666	14.63%	13,061
2011	9.165548	8.754200	-4.49%	18,425
2010	8.049864	9.165548	13.86%	19,455
2009	6.305181	8.049864	27.67%	31,465
2008*	10.000000	6.305181	-36.95%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	14.998075	16.929698	12.88%	10,070
2016	13.094066	14.998075	14.54%	17,686
2015	13.738665	13.094066	-4.69%	17,946
2014	12.626278	13.738665	8.81%	17,168
2013	9.474025	12.626278	33.27%	17,647
2012	8.163084	9.474025	16.06%	18,368
2011	8.806953	8.163084	-7.31%	22,195
2010	7.914167	8.806953	11.28%	22,021
2009	6.293303	7.914167	25.76%	14,485
2008*	10.000000	6.293303	-37.07%	823
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	14.930349	18.792777	25.87%	8,834
2016	14.262772	14.930349	4.68%	9,855
2015	14.500762	14.262772	-1.64%	11,302
2014	14.164867	14.500762	2.37%	13,942
2013	10.354080	14.164867	36.80%	13,824
2012	9.150703	10.354080	13.15%	16,340
2011	9.702858	9.150703	-5.69%	24,904
2010	7.773151	9.702858	24.83%	23,848
2009	6.215523	7.773151	25.06%	26,299
2008*	10.000000	6.215523	-37.84%	20,578
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	19.404857	21.803904	12.36%	8,571
2016	16.718352	19.404857	16.07%	9,047
2015	17.441873	16.718352	-4.15%	11,077
2014	15.101350	17.441873	15.50%	13,630
2013	11.276879	15.101350	33.91%	14,464
2012	9.820513	11.276879	14.83%	16,799
2011	10.186047	9.820513	-3.59%	21,319
2010	8.626530	10.186047	18.08%	21,452
2009	6.698993	8.626530	28.77%	26,765
2008*	10.000000	6.698993	-33.01%	38,238

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	22.610721	27.818148	23.03%	398
2016	21.199435	22.610721	6.66%	2,415
2015	21.365507	21.199435	-0.78%	2,448
2014	21.111083	21.365507	1.21%	2,533
2013	14.858613	21.111083	42.08%	2,509
2012	13.311867	14.858613	11.62%	2,601
2011	13.604002	13.311867	-2.15%	2,709
2010	11.017236	13.604002	23.48%	2,714
2009	8.776368	11.017236	25.53%	2,592
2008	16.632192	8.776368	0.00%	2,007
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	37.047779	39.768314	7.34%	110
2016	29.880711	37.047779	23.99%	1,164
2015	32.306150	29.880711	-7.51%	810
2014	30.657604	32.306150	5.38%	814
2013	22.182797	30.657604	38.20%	1,331
2012	18.682235	22.182797	18.74%	1,165
2011	20.019528	18.682235	-6.68%	864
2010	16.037243	20.019528	24.83%	893
2009	12.909942	16.037243	24.22%	685
2008	19.320964	12.909942	-33.18%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	33.735956	37.693760	11.73%	3,107
2016	27.891337	33.735956	20.95%	9,776
2015	28.804598	27.891337	-3.17%	9,418
2014	29.022648	28.804598	-0.75%	9,691
2013	20.921043	29.022648	38.72%	9,591
2012	18.396109	20.921043	13.73%	10,400
2011	19.786128	18.396109	-7.03%	10,626
2010	16.039863	19.786128	23.36%	10,631
2009	12.088947	16.039863	32.68%	10,555
2008	19.869164	12.088947	-39.16%	14,778
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	22.719555	26.964991	18.69%	9,087
2016	20.707448	22.719555	9.72%	10,084
2015	20.842235	20.707448	-0.65%	12,782
2014	18.885193	20.842235	10.36%	15,791
2013	14.629438	18.885193	29.09%	17,135
2012	13.019696	14.629438	12.36%	18,753
2011	13.141121	13.019696	-0.92%	26,517
2010	11.759147	13.141121	11.75%	27,494
2009	9.488976	11.759147	23.92%	38,473
2008	16.465810	9.488976	-42.37%	47,044

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	13.960929	14.626461	4.77%	698
2016	13.197146	13.960929	5.79%	792
2015	14.173227	13.197146	-6.89%	901
2014	11.165751	14.173227	26.93%	1,008
2013	11.015389	11.165751	1.37%	1,050
2012	9.656214	11.015389	14.08%	1,925
2011	9.217325	9.656214	4.76%	7,932
2010	7.193460	9.217325	28.13%	9,087
2009	5.584230	7.193460	28.82%	9,158
2008*	10.000000	5.584230	-44.16%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	14.303136	17.114133	19.65%	2,024
2016	13.008544	14.303136	9.95%	2,024
2015	13.056769	13.008544	-0.37%	2,024
2014	11.698844	13.056769	11.61%	2,024
2013*	10.000000	11.698844	16.99%	762
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	10.494294	10.521816	0.26%	18,080
2016	10.373648	10.494294	1.16%	15,964
2015	10.546244	10.373648	-1.64%	16,958
2014	10.632633	10.546244	-0.81%	16,222
2013	10.761332	10.632633	-1.20%	17,787
2012	10.532312	10.761332	2.17%	16,421
2011	10.533921	10.532312	-0.02%	15,178
2010	10.420495	10.533921	1.09%	16,110
2009	9.856957	10.420495	5.72%	13,063
2008*	10.000000	9.856957	-1.43%	1,956
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	14.528012	16.373188	12.70%	0
2016	12.177331	14.528012	19.30%	0
2015	12.970958	12.177331	-6.12%	0
2014	12.569682	12.970958	3.19%	0
2013*	10.000000	12.569682	25.70%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	14.072567	17.045717	21.13%	19,950
2016	14.100165	14.072567	-0.20%	21,960
2015	14.866112	14.100165	-5.15%	24,140
2014	16.397851	14.866112	-9.34%	26,282
2013	13.833939	16.397851	18.53%	26,147
2012	11.723024	13.833939	18.01%	28,273
2011	13.562540	11.723024	-13.56%	34,398
2010	12.921098	13.562540	4.96%	32,297
2009*	10.000000	12.921098	29.21%	43,010

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	31.371788	38.571063	22.95%	0
2016	30.513969	31.371788	2.81%	0
2015	30.611349	30.513969	-0.32%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	22.742550	22.647761	-0.42%	8,108
2016	22.763730	22.742550	-0.09%	8,122
2015	23.021249	22.763730	-1.12%	8,793
2014	23.183057	23.021249	-0.70%	9,569
2013	23.344417	23.183057	-0.69%	10,238
2012	22.611361	23.344417	3.24%	9,646
2011	22.842396	22.611361	-1.01%	11,318
2010	21.981507	22.842396	3.92%	11,998
2009	19.651990	21.981507	11.85%	16,370
2008	22.999418	19.651990	-14.55%	24,510
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	26.774603	31.297963	16.89%	0
2016	24.691227	26.774603	8.44%	0
2015	25.132971	24.691227	-1.76%	0
2014	23.069009	25.132971	8.95%	0
2013	16.985599	23.069009	35.82%	0
2012	15.507217	16.985599	9.53%	0
2011	16.210401	15.507217	-4.34%	0
2010	13.368410	16.210401	21.26%	0
2009	10.305753	13.368410	29.72%	0
2008	17.242756	10.305753	-40.23%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	27.790304	37.392688	34.55%	2,128
2016	28.199623	27.790304	-1.45%	10,689
2015	27.558987	28.199623	2.32%	10,229
2014	27.359465	27.558987	0.73%	10,229
2013	21.828079	27.359465	25.34%	8,101
2012	18.285326	21.828079	19.37%	8,101
2011	20.252670	18.285326	-9.71%	9,054
2010	17.734389	20.252670	14.20%	12,269
2009	12.893714	17.734389	37.54%	11,854
2008	21.893774	12.893714	-41.11%	12,386
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	10.194086	10.669305	4.66%	0
2016	9.719089	10.194086	4.89%	0
2015	10.098751	9.719089	-3.76%	0
2014	9.983036	10.098751	1.16%	0
2013	10.151777	9.983036	-1.66%	0
2012*	10.000000	10.151777	1.52%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.827918	11.017781	24.81%	0
2016	9.193527	8.827918	-3.98%	0
2015	9.034020	9.193527	1.77%	0
2014*	10.000000	9.034020	-9.66%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	24.834807	28.590750	15.12%	10,357
2016	22.606814	24.834807	9.86%	11,343
2015	22.214411	22.606814	1.77%	14,010
2014	20.386676	22.214411	8.97%	17,342
2013	15.714632	20.386676	29.73%	20,690
2012	13.654221	15.714632	15.09%	22,103
2011	13.877335	13.654221	-1.61%	30,186
2010	12.138929	13.877335	14.32%	33,053
2009	9.608895	12.138929	26.33%	41,570
2008	15.862795	9.608895	-39.42%	41,717
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	36.038505	40.519431	12.43%	1,858
2016	31.028490	36.038505	16.15%	2,081
2015	33.477218	31.028490	-7.31%	2,176
2014	30.377745	33.477218	10.20%	2,162
2013	21.886628	30.377745	38.80%	2,543
2012	18.845528	21.886628	16.14%	3,048
2011	19.559328	18.845528	-3.65%	3,573
2010	16.103843	19.559328	21.46%	3,522
2009	11.919654	16.103843	35.10%	3,124
2008	19.480088	11.919654	-38.81%	12,189
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.396674	11.634778	11.91%	0
2016	9.329288	10.396674	11.44%	0
2015	10.408498	9.329288	-10.37%	0
2014	10.497838	10.408498	-0.85%	0
2013	10.624494	10.497838	-1.19%	0
2012*	10.000000	10.624494	6.24%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	9.867279	10.691884	8.36%	0
2016	8.830153	9.867279	11.75%	0
2015	9.163182	8.830153	-3.63%	0
2014	9.155270	9.163182	0.09%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	11.080258	12.110606	9.30%	0
2016	10.909064	11.080258	1.57%	0
2015	11.907130	10.909064	-8.38%	0
2014	12.027758	11.907130	-1.00%	0
2013	13.042689	12.027758	-7.78%	0
2012	12.557857	13.042689	3.86%	0
2011	11.735153	12.557857	7.01%	0
2010	10.870871	11.735153	7.95%	0
2009*	10.000000	10.870871	8.71%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	11.455698	11.448769	-0.06%	20,768
2016	11.456652	11.455698	-0.01%	20,395
2015	11.583367	11.456652	-1.09%	21,403
2014	11.648781	11.583367	-0.56%	21,760
2013	11.829684	11.648781	-1.53%	21,865
2012	11.334165	11.829684	4.37%	20,065
2011	11.368465	11.334165	-0.30%	20,744
2010	10.950340	11.368465	3.82%	22,251
2009*	10.000000	10.950340	9.50%	21,088
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.114803	10.213804	0.98%	0
2016*	10.000000	10.114803	1.15%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.775420	11.148048	3.46%	3,247
2016	10.642012	10.775420	1.25%	4,343
2015	10.746116	10.642012	-0.97%	4,607
2014	10.452058	10.746116	2.81%	692
2013	10.811694	10.452058	-3.33%	726
2012	10.004024	10.811694	8.07%	707
2011*	10.000000	10.004024	0.04%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.264216	12.64%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.341521	13.361939	29.21%	0
2016*	10.000000	10.341521	3.42%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	17.530889	21.903042	24.94%	0
2016	18.207858	17.530889	-3.72%	0
2015	18.421867	18.207858	-1.16%	0
2014	20.021526	18.421867	-7.99%	0
2013	15.838997	20.021526	26.41%	0
2012	13.163206	15.838997	20.33%	0
2011	16.055146	13.163206	-18.01%	0
2010	14.784222	16.055146	8.60%	0
2009	12.018385	14.784222	23.01%	0
2008	21.725661	12.018385	-44.68%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	27.959682	35.133185	25.66%	0
2016	31.726679	27.959682	-11.87%	0
2015	28.580474	31.726679	11.01%	298
2014	22.066684	28.580474	29.52%	0
2013	14.854028	22.066684	48.56%	0
2012	11.488675	14.854028	29.29%	0
2011	10.544560	11.488675	8.95%	0
2010*	10.000000	10.544560	5.45%	0
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.746583	7.495412	-3.24%	0
2016	5.472537	7.746583	41.55%	0
2015	8.353783	5.472537	-34.49%	0
2014	10.494193	8.353783	-20.40%	0
2013	9.639938	10.494193	8.86%	0
2012*	10.000000	9.639938	-3.60%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	39.827798	38.643925	-2.97%	84
2016	28.077975	39.827798	41.85%	84
2015	42.745337	28.077975	-34.31%	84
2014	53.536208	42.745337	-20.16%	84
2013	49.072107	53.536208	9.10%	84
2012	48.091591	49.072107	2.04%	84
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2017	19.628105	26.076371	32.85%	0
2016	19.783359	19.628105	-0.78%	0
2015	19.778099	19.783359	0.03%	0
2014	19.293026	19.778099	2.51%	0
2013	13.974007	19.293026	38.06%	0
2012	11.760459	13.974007	18.82%	0
2011	12.614015	11.760459	-6.77%	0
2010*	10.000000	12.614015	26.14%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	24.340346	30.237241	24.23%	1,118
2016	22.887061	24.340346	6.35%	1,296
2015	23.876779	22.887061	-4.15%	1,364
2014	24.654228	23.876779	-3.15%	0
2014	24.654228	23.876779	-3.15%	1,188
2013	16.626985	24.654228	48.28%	1,052
2012	15.617243	16.626985	6.47%	1,148
2011	16.584886	15.617243	-5.83%	0
2010	13.254565	16.584886	25.13%	1,338
2009	8.797681	13.254565	50.66%	1,032
2008	15.217233	8.797681	-42.19%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	11.413726	12.866366	12.73%	0
2016	11.198394	11.413726	1.92%	0
2015	11.507001	11.198394	-2.68%	0
2014	11.199261	11.507001	2.75%	0
2013	10.147362	11.199261	10.37%	0
2012*	10.000000	10.147362	1.47%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	26.980316	31.551240	16.94%	0
2016	24.635151	26.980316	9.52%	0
2015	24.633499	24.635151	0.01%	0
2014	22.859541	24.633499	7.76%	0
2013	17.225318	22.859541	32.71%	0
2012	14.900874	17.225318	15.60%	0
2011	14.247159	14.900874	4.59%	232
2010	12.809821	14.247159	11.22%	2,320
2009	10.795030	12.809821	18.66%	2,320
2008	18.461268	10.795030	-41.53%	2,088
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	40.191453	44.722862	11.27%	0
2016	32.662638	40.191453	23.05%	0
2015	35.126554	32.662638	-7.01%	0
2014	32.699958	35.126554	7.42%	4,027
2013	24.095626	32.699958	35.71%	4,696
2012	20.628604	24.095626	16.81%	4,696
2011	22.894965	20.628604	-9.90%	4,696
2010	18.342594	22.894965	24.82%	2,729
2009	13.040332	18.342594	40.66%	670
2008	20.584087	13.040332	-36.65%	670
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	13.647256	13.950806	2.22%	2,457
2016	13.258770	13.647256	2.93%	2,457
2015	13.787333	13.258770	-3.83%	2,457
2014	13.536422	13.787333	1.85%	2,457
2013	15.000600	13.536422	-9.76%	2,457
2012	14.167698	15.000600	5.88%	2,457
2011	12.858112	14.167698	10.18%	14,036
2010	12.405588	12.858112	3.65%	15,524
2009	11.415645	12.405588	8.67%	15,524
2008	11.764634	11.415645	-2.97%	14,496

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2017	25.616326	30.385583	18.62%	75
2016	22.949789	25.616326	11.62%	76
2015	24.747936	22.949789	-7.27%	1,707
2014	22.343956	24.747936	10.76%	2,580
2013	16.726120	22.343956	33.59%	2,804
2012	14.821372	16.726120	12.85%	3,016
2011	14.613877	14.821372	1.42%	3,368
2010	13.017014	14.613877	12.27%	5,522
2009	11.209491	13.017014	16.12%	2,152
2008	17.417966	11.209491	-35.64%	2,152
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2017	27.573290	30.306185	9.91%	0
2016	22.787022	27.573290	21.00%	0
2015	23.481479	22.787022	-2.96%	1,714
2014	20.487919	23.481479	14.61%	2,634
2013	15.995919	20.487919	28.08%	2,869
2012	13.958477	15.995919	14.60%	3,090
2011	14.276613	13.958477	-2.23%	3,461
2010	12.169785	14.276613	17.31%	3,461
2009	9.508752	12.169785	27.99%	0
2008	12.774928	9.508752	-25.57%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.170131	12.830491	14.86%	0
2016	9.760789	11.170131	14.44%	0
2015*	10.000000	9.760789	-2.39%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	15.236876	17.083716	12.12%	0
2016	14.886200	15.236876	2.36%	0
2015	15.250235	14.886200	-2.39%	0
2014	15.173580	15.250235	0.51%	0
2013	13.450045	15.173580	12.81%	0
2012	12.405078	13.450045	8.42%	0
2011	13.056117	12.405078	-4.99%	0
2010	12.063857	13.056117	8.23%	0
2009*	10.000000	12.063857	20.64%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.250078	10.822385	5.58%	0
2016	9.214075	10.250078	11.24%	0
2015*	10.000000	9.214075	-7.86%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.889492	10.064063	1.77%	0
2016	9.788805	9.889492	1.03%	0
2015*	10.000000	9.788805	-2.11%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.200443	2.00%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	15.178377	16.726225	10.20%	0
2016	11.742909	15.178377	29.26%	0
2015	12.732461	11.742909	-7.77%	0
2014	12.226317	12.732461	4.14%	0
2013*	10.000000	12.226317	22.26%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.881684	13.477918	13.43%	0
2016	10.459835	11.881684	13.59%	0
2015	10.882169	10.459835	-3.88%	0
2014*	10.000000	10.882169	8.82%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	29.355301	32.535677	10.83%	0
2016	23.679016	29.355301	23.97%	870
2015	24.588023	23.679016	-3.70%	2,773
2014	23.722219	24.588023	3.65%	2,773
2013	17.097628	23.722219	38.75%	3,250
2012	14.982459	17.097628	14.12%	3,250
2011	15.109725	14.982459	-0.84%	3,549
2010	12.178690	15.109725	24.07%	3,549
2009	9.879210	12.178690	23.28%	1,646
2008	14.503198	9.879210	-31.88%	1,346
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	27.458302	32.818228	19.52%	2,567
2016	24.988192	27.458302	9.89%	2,578
2015	25.124808	24.988192	-0.54%	2,868
2014	22.529274	25.124808	11.52%	3,797
2013	17.348611	22.529274	29.86%	6,225
2012	15.237582	17.348611	13.85%	6,362
2011	15.207074	15.237582	0.20%	9,624
2010	13.465411	15.207074	12.93%	4,875
2009	10.834719	13.465411	24.28%	4,503
2008	17.531735	10.834719	-38.20%	8,356
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2017	23.086747	28.913020	25.24%	494
2016	21.753084	23.086747	6.13%	494
2015	22.677370	21.753084	-4.08%	4,972
2014	21.329906	22.677370	6.32%	7,375
2013	17.904014	21.329906	19.13%	7,990
2012	16.487382	17.904014	8.59%	8,568
2011	15.377130	16.487382	7.22%	9,535
2010	13.555906	15.377130	13.43%	9,041
2009	11.248056	13.555906	20.52%	0
2008	16.232610	11.248056	-30.71%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2017	22.353677	27.413401	22.63%	0
2016	19.411208	22.353677	15.16%	0
2015	20.196248	19.411208	-3.89%	0
2014	20.215855	20.196248	-0.10%	0
2013	13.832750	20.215855	46.14%	0
2012	11.668047	13.832750	18.55%	0
2011	13.769189	11.668047	-15.26%	0
2010	10.674896	13.769189	28.99%	0
2009	8.608565	10.674896	24.00%	0
2008	14.030554	8.608565	-38.64%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.467062	10.676210	2.00%	0
2016	9.743631	10.467062	7.42%	0
2015	9.981009	9.743631	-2.38%	0
2014	10.065127	9.981009	-0.84%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	14.306867	15.612112	9.12%	0
2016	15.190045	14.306867	-5.81%	0
2015	16.465170	15.190045	-7.74%	0
2014	16.924167	16.465170	-2.71%	0
2013	14.782407	16.924167	14.49%	0
2012	13.626497	14.782407	8.48%	0
2011	14.625268	13.626497	-6.83%	0
2010	13.125467	14.625268	11.43%	0
2009	11.752741	13.125467	11.68%	0
2008	16.947745	11.752741	-30.65%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	14.047662	14.370871	2.30%	0
2016	13.760581	14.047662	2.09%	0
2015	14.017558	13.760581	-1.83%	0
2014	13.734133	14.017558	2.06%	721
2013	13.825382	13.734133	-0.66%	721
2012	12.811898	13.825382	7.91%	721
2011	12.739747	12.811898	0.57%	721
2010	11.932364	12.739747	6.77%	721
2009	10.071721	11.932364	18.47%	1,069
2008	11.049264	10.071721	-8.85%	1,206

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2017	15.584759	17.333690	11.22%	0
2016	15.019876	15.584759	3.76%	0
2015	15.314365	15.019876	-1.92%	0
2014	14.904171	15.314365	2.75%	0
2013	13.353585	14.904171	11.61%	0
2012	12.137701	13.353585	10.02%	0
2011	12.362512	12.137701	-1.82%	0
2010	11.140329	12.362512	10.97%	0
2009	9.115000	11.140329	22.22%	0
2008	12.353759	9.115000	-26.22%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2017	16.258460	18.638301	14.64%	0
2016	15.584357	16.258460	4.33%	0
2015	15.878515	15.584357	-1.85%	0
2014	15.396454	15.878515	3.13%	0
2013	13.503728	15.396454	14.02%	0
2012	12.112700	13.503728	11.48%	0
2011	12.438770	12.112700	-2.62%	0
2010	11.034212	12.438770	12.73%	0
2009	8.705603	11.034212	26.75%	0
2008	13.139021	8.705603	-33.74%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2017	17.045801	20.286081	19.01%	0
2016	16.251325	17.045801	4.89%	0
2015	16.569826	16.251325	-1.92%	0
2014	16.044076	16.569826	3.28%	0
2013	13.402528	16.044076	19.71%	0
2012	11.801584	13.402528	13.57%	0
2011	12.317292	11.801584	-4.19%	0
2010	10.779212	12.317292	14.27%	0
2009	8.333860	10.779212	29.34%	0
2008	13.670760	8.333860	-39.04%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.428287	11.939894	14.50%	0
2016*	10.000000	10.428287	4.28%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	17.761336	17.027317	-4.13%	277
2016	13.492114	17.761336	31.64%	277
2015	17.266811	13.492114	-21.86%	277
2014	20.074950	17.266811	-13.99%	277
2013	16.400030	20.074950	22.41%	277
2012	15.881541	16.400030	3.26%	277
2011	16.990007	15.881541	-6.52%	277
2010	14.460817	16.990007	17.49%	277
2009	9.938215	14.460817	45.51%	277
2008	22.106855	9.938215	-55.04%	277

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	25.608609	28.445399	11.08%	1,119
2016	22.063882	25.608609	16.07%	1,174
2015	23.367594	22.063882	-5.58%	1,540
2014	21.846866	23.367594	6.96%	10,002
2013	17.333480	21.846866	26.04%	10,073
2012	15.018702	17.333480	15.41%	10,131
2011	15.132410	15.018702	-0.75%	11,352
2010	13.354933	15.132410	13.31%	8,905
2009	10.428218	13.354933	28.07%	5,473
2008	18.494533	10.428218	-43.61%	5,993
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.254640	12.941018	14.98%	0
2016*	10.000000	11.254640	12.55%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	26.271633	34.924150	32.93%	0
2016	26.497911	26.271633	-0.85%	0
2015	25.138497	26.497911	5.41%	0
2014	22.966164	25.138497	9.46%	3,441
2013	17.126502	22.966164	34.10%	4,157
2012	15.183404	17.126502	12.80%	4,157
2011	15.403556	15.183404	-1.43%	4,157
2010	12.612505	15.403556	22.13%	5,048
2009	9.996152	12.612505	26.17%	1,607
2008	19.240959	9.996152	-48.05%	2,227
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	14.345257	14.709623	2.54%	0
2016	13.924842	14.345257	3.02%	1,672
2015	14.243590	13.924842	-2.24%	1,672
2014	13.677465	14.243590	4.14%	1,672
2013	14.164557	13.677465	-3.44%	1,672
2012	13.603837	14.164557	4.12%	1,672
2011	12.889647	13.603837	5.54%	1,673
2010	12.155176	12.889647	6.04%	0
2009	10.676221	12.155176	13.85%	873
2008	11.216062	10.676221	-4.81%	730
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	40.053520	47.605320	18.85%	662
2016	36.293322	40.053520	10.36%	1,240
2015	37.418106	36.293322	-3.01%	1,430
2014	35.790612	37.418106	4.55%	1,477
2013	26.715741	35.790612	33.97%	1,478
2012	23.651653	26.715741	12.96%	1,478
2011	26.907004	23.651653	-12.10%	4,402
2010	21.224553	26.907004	26.77%	5,132
2009	15.402902	21.224553	37.80%	4,639
2008	25.867043	15.402902	-40.45%	7,599

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	21.217072	27.194661	28.17%	421
2016	22.714161	21.217072	-6.59%	421
2015	22.301526	22.714161	1.85%	421
2014	24.664606	22.301526	-9.58%	2,742
2013	19.217434	24.664606	28.34%	2,742
2012	16.191358	19.217434	18.69%	2,742
2011	19.865603	16.191358	-18.50%	2,742
2010	17.856604	19.865603	11.25%	1,203
2009	14.348047	17.856604	24.45%	1,203
2008	25.967400	14.348047	-44.75%	1,653
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017	12.104385	12.385543	2.32%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	32.426951	38.076687	17.42%	0
2016	30.095641	32.426951	7.75%	0
2015	31.528900	30.095641	-4.55%	0
2014	30.021284	31.528900	5.02%	0
2013	23.387917	30.021284	28.36%	0
2012	18.668231	23.387917	25.28%	0
2011	20.813890	18.668231	-10.31%	617
2010	16.708512	20.813890	24.57%	617
2009	10.783003	16.708512	54.95%	617
2008	22.450321	10.783003	-51.97%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	12.979987	14.331894	10.42%	0
2016	11.630788	12.979987	11.60%	0
2015	12.577409	11.630788	-7.53%	0
2014	12.402760	12.577409	1.41%	0
2013	10.162991	12.402760	22.04%	0
2012	8.937286	10.162991	13.71%	0
2011	9.205881	8.937286	-2.92%	0
2010	8.468198	9.205881	8.71%	0
2009	6.593718	8.468198	28.43%	0
2008*	10.000000	6.593718	-34.06%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	15.679311	16.955929	8.14%	3,981
2016	13.945670	15.679311	12.43%	3,981
2015	15.217169	13.945670	-8.36%	3,981
2014	14.752286	15.217169	3.15%	3,981
2013	13.131082	14.752286	12.35%	3,981
2012	11.822160	13.131082	11.07%	3,981
2011	11.710454	11.822160	0.95%	2,619
2010	10.540823	11.710454	11.10%	0
2009	7.884068	10.540823	33.70%	0
2008	11.367190	7.884068	-30.64%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2017	27.743155	32.979931	18.88%	8,055
2016	24.246295	27.743155	14.42%	8,670
2015	25.521602	24.246295	-5.00%	8,737
2014	23.807265	25.521602	7.20%	9,923
2013	18.617738	23.807265	27.87%	16,596
2012	16.865312	18.617738	10.39%	17,905
2011	16.136270	16.865312	4.52%	21,222
2010	13.564864	16.136270	18.96%	15,019
2009	11.724024	13.564864	15.70%	15,929
2008	16.310914	11.724024	-28.12%	16,191
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	38.516534	42.024243	9.11%	1,853
2016	30.004228	38.516534	28.37%	4,264
2015	32.857486	30.004228	-8.68%	4,320
2014	33.134856	32.857486	-0.84%	4,932
2013	24.666418	33.134856	34.33%	4,993
2012	21.131763	24.666418	16.73%	5,420
2011	22.268576	21.131763	-5.11%	5,804
2010	17.613557	22.268576	26.43%	3,849
2009	13.831043	17.613557	27.35%	4,146
2008	20.942246	13.831043	-33.96%	3,793
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.574241	11.871008	38.45%	0
2016	7.404213	8.574241	15.80%	0
2015	9.340420	7.404213	-20.73%	0
2014*	10.000000	9.340420	-6.60%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	21.523849	24.766222	15.06%	2,847
2016	20.367227	21.523849	5.68%	5,293
2015	22.090754	20.367227	-7.80%	5,293
2014	25.210902	22.090754	-12.38%	7,521
2013	20.792547	25.210902	21.25%	6,205
2012	17.836353	20.792547	16.57%	6,815
2011	20.241864	17.836353	-11.88%	7,504
2010	18.937097	20.241864	6.89%	8,971
2009	14.014601	18.937097	35.12%	7,526
2008	23.840090	14.014601	-41.21%	7,526
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.373067	9.420185	0.50%	0
2016	9.234439	9.373067	1.50%	0
2015	9.786881	9.234439	-5.64%	0
2014	9.747174	9.786881	0.41%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	11.201482	12.493278	11.53%	0
2016	10.887821	11.201482	2.88%	0
2015	11.724461	10.887821	-7.14%	0
2014	11.439596	11.724461	2.49%	0
2013	10.216034	11.439596	11.98%	0
2012*	10.000000	10.216034	2.16%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	10.069135	10.293377	2.23%	0
2016	10.261346	10.069135	-1.87%	0
2015	10.218121	10.261346	0.42%	0
2014	9.901832	10.218121	3.19%	0
2013*	10.000000	9.901832	-0.98%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	14.722748	18.440859	25.25%	3,569
2016	14.636028	14.722748	0.59%	3,569
2015	14.170716	14.636028	3.28%	3,569
2014	13.286584	14.170716	6.65%	3,569
2013	9.639190	13.286584	37.84%	4,598
2012*	10.000000	9.639190	-3.61%	5,566
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	13.635181	15.414917	13.05%	0
2016	12.219799	13.635181	11.58%	0
2015	12.947557	12.219799	-5.62%	0
2014	12.605778	12.947557	2.71%	0
2013	9.951975	12.605778	26.67%	0
2012*	10.000000	9.951975	-0.48%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.753977	16.564859	20.44%	0
2016	13.869350	13.753977	-0.83%	0
2015	13.921263	13.869350	-0.37%	0
2014	13.110494	13.921263	6.18%	3,967
2013	9.733711	13.110494	34.69%	3,967
2012*	10.000000	9.733711	-2.66%	3,967
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	13.663774	15.934950	16.62%	0
2016	14.222515	13.663774	-3.93%	0
2015	15.738069	14.222515	-9.63%	0
2014	16.848661	15.738069	-6.59%	0
2013	13.655847	16.848661	23.38%	0
2012	11.621612	13.655847	17.50%	0
2011	12.701575	11.621612	-8.50%	0
2010	11.853499	12.701575	7.15%	0
2009*	10.000000	11.853499	18.53%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	12.495843	13.144268	5.19%	0
2016	10.907239	12.495843	14.56%	0
2015	11.831775	10.907239	-7.81%	8,863
2014	11.775487	11.831775	0.48%	8,863
2013	10.807899	11.775487	8.95%	0
2012*	10.000000	10.807899	8.08%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	13.327068	16.675460	25.12%	0
2016	12.736838	13.327068	4.63%	0
2015	13.710154	12.736838	-7.10%	0
2014	12.890411	13.710154	6.36%	0
2013	10.061249	12.890411	28.12%	0
2012*	10.000000	10.061249	0.61%	0
Janus Henderson VIT Balanced Portfolio: Service Sharess - Q/NQ
2017	24.269132	28.270130	16.49%	0
2016	23.592719	24.269132	2.87%	0
2015	23.829884	23.592719	-1.00%	0
2014	22.328703	23.829884	6.72%	0
2013	18.902474	22.328703	18.13%	0
2012	16.909810	18.902474	11.78%	0
2011	16.920141	16.909810	-0.06%	0
2010	15.871579	16.920141	6.61%	0
2009	12.817794	15.871579	23.82%	0
2008	15.487109	12.817794	-17.24%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.857161	10.045420	1.91%	0
2016	9.779457	9.857161	0.79%	0
2015*	10.000000	9.779457	-2.21%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	15.861951	20.332110	28.18%	0
2016	15.780035	15.861951	0.52%	0
2015	14.297359	15.780035	10.37%	0
2014	13.368358	14.297359	6.95%	0
2013	10.358718	13.368358	29.05%	0
2012	8.482366	10.358718	22.12%	0
2011	9.244280	8.482366	-8.24%	0
2010	8.804961	9.244280	4.99%	0
2009	6.115769	8.804961	43.97%	0
2008	11.138031	6.115769	-45.09%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	8.981275	12.833501	42.89%	6,322
2016	8.000281	8.981275	12.26%	0
2015	7.753674	8.000281	3.18%	0
2014	7.191528	7.753674	7.82%	0
2013	5.387065	7.191528	33.50%	0
2012	4.585625	5.387065	17.48%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	9.891780	12.758320	28.98%	0
2016	10.753120	9.891780	-8.01%	0
2015	11.958752	10.753120	-10.08%	154
2014	13.798396	11.958752	-13.33%	154
2013	12.245458	13.798396	12.68%	154
2012	10.973363	12.245458	11.59%	154
2011	16.447983	10.973363	-33.28%	0
2010	13.343189	16.447983	23.27%	0
2009	7.557080	13.343189	76.57%	0
2008	16.044555	7.557080	-52.90%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.682196	10.943252	26.04%	0
2016	7.290203	8.682196	19.09%	0
2015	9.248700	7.290203	-21.18%	0
2014	9.836154	9.248700	-5.97%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.967627	10.208209	2.41%	0
2016*	10.000000	9.967627	-0.32%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	13.436526	16.737690	24.57%	0
2016	12.524759	13.436526	7.28%	0
2015	12.981137	12.524759	-3.52%	0
2014	14.232107	12.981137	-8.79%	0
2013	10.221111	14.232107	39.24%	0
2012*	10.000000	10.221111	2.21%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	30.819012	35.660763	15.71%	64
2016	27.471006	30.819012	12.19%	63
2015	28.123748	27.471006	-2.32%	63
2014	25.882444	28.123748	8.66%	1,478
2013	19.358837	25.882444	33.70%	1,478
2012	16.943327	19.358837	14.26%	1,479
2011	17.263936	16.943327	-1.86%	12,971
2010	15.743119	17.263936	9.66%	12,970
2009	13.039191	15.743119	20.74%	13,508
2008	19.662660	13.039191	-33.69%	12,905
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	16.019269	20.031974	25.05%	3,946
2016	15.645110	16.019269	2.39%	0
2015	14.924020	15.645110	4.83%	0
2014	14.966396	14.924020	-0.28%	0
2013	11.892421	14.966396	25.85%	0
2012	10.404132	11.892421	14.30%	0
2011	10.742489	10.404132	-3.15%	0
2010*	10.000000	10.742489	7.42%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	10.156324	12.828749	26.31%	0
2016	9.731620	10.156324	4.36%	4,540
2015*	10.000000	9.731620	-2.68%	4,540
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	13.430044	14.023135	4.42%	0
2016	12.866244	13.430044	4.38%	0
2015	13.158440	12.866244	-2.22%	0
2014	12.406655	13.158440	6.06%	0
2013	12.656237	12.406655	-1.97%	0
2012	11.755672	12.656237	7.66%	0
2011	11.310953	11.755672	3.93%	2,595
2010	10.735258	11.310953	5.36%	2,595
2009	9.953942	10.735258	7.85%	2,595
2008	11.274040	9.953942	-11.71%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	23.949774	25.879016	8.06%	0
2016	21.964862	23.949774	9.04%	629
2015	22.541685	21.964862	-2.56%	629
2014	22.219526	22.541685	1.45%	1,198
2013	24.697659	22.219526	-10.03%	1,198
2012	21.250416	24.697659	16.22%	1,198
2011	20.163250	21.250416	5.39%	1,198
2010	18.634210	20.163250	8.21%	834
2009	14.524848	18.634210	28.29%	935
2008	17.326672	14.524848	-16.17%	975
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.318677	10.341212	10.97%	0
2016	8.220270	9.318677	13.36%	0
2015*	10.000000	8.220270	-17.80%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	16.779008	19.443201	15.88%	0
2016	15.329703	16.779008	9.45%	0
2015	16.747703	15.329703	-8.47%	0
2014	17.343482	16.747703	-3.44%	0
2013	13.333512	17.343482	30.07%	0
2012	11.028004	13.333512	20.91%	0
2011	11.287082	11.028004	-2.30%	0
2010*	10.000000	11.287082	12.87%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	25.045400	26.779552	6.92%	2,267
2016	21.129292	25.045400	18.53%	2,429
2015	22.425420	21.129292	-5.78%	2,904
2014	20.136570	22.425420	11.37%	3,592
2013	15.510016	20.136570	29.83%	3,779
2012	13.745157	15.510016	12.84%	3,945
2011	13.872436	13.745157	-0.92%	6,770
2010	12.434021	13.872436	11.57%	4,819
2009*	10.000000	12.434021	24.34%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	15.574154	17.782037	14.18%	0
2016	14.490563	15.574154	7.48%	0
2015	14.553097	14.490563	-0.43%	0
2014	14.058163	14.553097	3.52%	0
2013	11.564862	14.058163	21.56%	0
2012	10.136363	11.564862	14.09%	0
2011	10.185355	10.136363	-0.48%	1,227
2010	9.221689	10.185355	10.45%	0
2009	7.578222	9.221689	21.69%	0
2008	10.944829	7.578222	-30.76%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	11.628721	11.834619	1.77%	621
2016	11.488878	11.628721	1.22%	1,534
2015	11.678990	11.488878	-1.63%	1,534
2014	11.283092	11.678990	3.51%	1,535
2013	11.745615	11.283092	-3.94%	1,535
2012	11.349117	11.745615	3.49%	1,535
2011	10.886683	11.349117	4.25%	3,245
2010	10.417221	10.886683	4.51%	1,537
2009	9.420556	10.417221	10.58%	1,537
2008	10.600857	9.420556	-11.13%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	15.974195	20.628911	29.14%	0
2016	16.170109	15.974195	-1.21%	0
2015	15.392570	16.170109	5.05%	0
2014	15.329730	15.392570	0.41%	0
2013	12.085782	15.329730	26.84%	0
2012	10.040218	12.085782	20.37%	0
2011	11.227749	10.040218	-10.58%	563
2010	10.230924	11.227749	9.74%	0
2009	7.327629	10.230924	39.62%	0
2008	12.111276	7.327629	-39.50%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	16.611103	20.932193	26.01%	666
2016	15.446288	16.611103	7.54%	1,645
2015	14.719560	15.446288	4.94%	1,645
2014	13.814202	14.719560	6.55%	2,523
2013	10.809513	13.814202	27.80%	2,524
2012	9.338308	10.809513	15.75%	2,524
2011	9.936478	9.338308	-6.02%	2,525
2010	8.526248	9.936478	16.54%	3,195
2009	6.230855	8.526248	36.84%	2,526
2008	11.327974	6.230855	-45.00%	315
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	14.605454	17.559399	20.22%	1,291
2016	13.333890	14.605454	9.54%	3,187
2015	13.377837	13.333890	-0.33%	12,271
2014	12.308889	13.377837	8.68%	12,272
2013	9.388388	12.308889	31.11%	3,927
2012	8.134094	9.388388	15.42%	3,928
2011	8.437999	8.134094	-3.60%	6,199
2010	7.711392	8.437999	9.42%	3,931
2009	5.984290	7.711392	28.86%	3,195
2008	9.799507	5.984290	-38.93%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	26.984573	31.314335	16.05%	0
2016	23.276193	26.984573	15.93%	0
2015	25.252027	23.276193	-7.82%	4,368
2014	23.511832	25.252027	7.40%	5,543
2013	17.624183	23.511832	33.41%	1,227
2012	15.126390	17.624183	16.51%	1,288
2011	15.742066	15.126390	-3.91%	4,308
2010	13.829387	15.742066	13.83%	498
2009	10.934663	13.829387	26.47%	793
2008	17.664922	10.934663	-38.10%	275
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.417005	10.997228	16.78%	0
2016	9.274464	9.417005	1.54%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	22.080067	23.242903	5.27%	685
2016	19.615821	22.080067	12.56%	1,265
2015	20.426952	19.615821	-3.97%	2,804
2014	20.201762	20.426952	1.11%	2,806
2013	19.135299	20.201762	5.57%	1,833
2012	16.941511	19.135299	12.95%	1,835
2011	16.549674	16.941511	2.37%	1,836
2010	14.833325	16.549674	11.57%	1,838
2009	10.304084	14.833325	43.96%	1,840
2008	14.512438	10.304084	-29.00%	2,367

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	14.259000	17.541204	23.02%	0
2016	12.735992	14.259000	11.96%	0
2015	13.072769	12.735992	-2.58%	0
2014	12.442258	13.072769	5.07%	0
2013	8.791616	12.442258	41.52%	0
2012	7.631891	8.791616	15.20%	0
2011	8.761246	7.631891	-12.89%	0
2010	7.700756	8.761246	13.77%	0
2009	5.105865	7.700756	50.82%	0
2008*	10.000000	5.105865	-48.94%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	16.037967	18.718105	16.71%	0
2016	14.771788	16.037967	8.57%	0
2015	15.044481	14.771788	-1.81%	0
2014	13.807006	15.044481	8.96%	0
2013	10.106623	13.807006	36.61%	0
2012	9.202863	10.106623	9.82%	0
2011	9.648356	9.202863	-4.62%	0
2010	7.919325	9.648356	21.83%	0
2009	6.118502	7.919325	29.43%	1,385
2008*	10.000000	6.118502	-38.81%	1,601
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	13.203291	15.596576	18.13%	0
2016	12.356765	13.203291	6.85%	0
2015	12.755942	12.356765	-3.13%	0
2014	12.380335	12.755942	3.03%	0
2013	9.697646	12.380335	27.66%	0
2012	8.467819	9.697646	14.52%	0
2011	9.172909	8.467819	-7.69%	0
2010	8.092734	9.172909	13.35%	0
2009	6.352856	8.092734	27.39%	0
2008*	10.000000	6.352856	-36.47%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.865962	14.215221	10.49%	4,466
2016	12.297011	12.865962	4.63%	0
2015	12.605143	12.297011	-2.44%	0
2014	12.257368	12.605143	2.84%	0
2013	10.842213	12.257368	13.05%	0
2012	9.901343	10.842213	9.50%	0
2011	10.178550	9.901343	-2.72%	0
2010	9.350064	10.178550	8.86%	0
2009	7.914141	9.350064	18.14%	0
2008*	10.000000	7.914141	-20.86%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	13.225621	15.102205	14.19%	0
2016	12.497841	13.225621	5.82%	0
2015	12.845981	12.497841	-2.71%	0
2014	12.443839	12.845981	3.23%	0
2013	10.409028	12.443839	19.55%	0
2012	9.289782	10.409028	12.05%	0
2011	9.757848	9.289782	-4.80%	0
2010	8.805424	9.757848	10.82%	0
2009	7.192456	8.805424	22.43%	0
2008*	10.000000	7.192456	-28.08%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.997916	12.582629	4.87%	0
2016	11.631259	11.997916	3.15%	0
2015	11.883626	11.631259	-2.12%	0
2014	11.663208	11.883626	1.89%	0
2013	11.272747	11.663208	3.46%	0
2012	10.635656	11.272747	5.99%	0
2011	10.636271	10.635656	-0.01%	0
2010	10.100382	10.636271	5.31%	0
2009	9.063670	10.100382	11.44%	0
2008*	10.000000	9.063670	-9.36%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.713871	12.124200	13.16%	0
2016	10.293601	10.713871	4.08%	0
2015	10.908143	10.293601	-5.63%	0
2014	10.818515	10.908143	0.83%	0
2013*	10.000000	10.818515	8.19%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.719582	12.450432	16.15%	0
2016	10.235508	10.719582	4.73%	0
2015	10.913038	10.235508	-6.21%	0
2014	10.956949	10.913038	-0.40%	0
2013*	10.000000	10.956949	9.57%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	13.078748	14.697639	12.38%	0
2016	12.426494	13.078748	5.25%	0
2015	12.738720	12.426494	-2.45%	0
2014	12.354957	12.738720	3.11%	0
2013	10.636554	12.354957	16.16%	0
2012	9.600365	10.636554	10.79%	0
2011	9.968937	9.600365	-3.70%	0
2010	9.078170	9.968937	9.81%	0
2009	7.550034	9.078170	20.24%	0
2008*	10.000000	7.550034	-24.50%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	13.163173	15.324711	16.42%	0
2016	12.407658	13.163173	6.09%	0
2015	12.776465	12.407658	-2.89%	0
2014	12.392557	12.776465	3.10%	0
2013	10.113294	12.392557	22.54%	0
2012	8.951550	10.113294	12.98%	0
2011	9.523283	8.951550	-6.00%	0
2010	8.523825	9.523283	11.73%	0
2009	6.829631	8.523825	24.81%	0
2008*	10.000000	6.829631	-31.70%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.668439	13.726433	8.35%	0
2016	12.120834	12.668439	4.52%	0
2015	12.425283	12.120834	-2.45%	0
2014	12.107456	12.425283	2.63%	0
2013	11.038758	12.107456	9.68%	0
2012	10.174002	11.038758	8.50%	0
2011	10.346130	10.174002	-1.66%	0
2010	9.623621	10.346130	7.51%	0
2009	8.293877	9.623621	16.03%	0
2008*	10.000000	8.293877	-17.06%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	12.398936	12.736805	2.72%	0
2016	11.975121	12.398936	3.54%	0
2015	12.253038	11.975121	-2.27%	0
2014	11.871557	12.253038	3.21%	0
2013	12.301968	11.871557	-3.50%	0
2012	11.608425	12.301968	5.97%	0
2011	11.081510	11.608425	4.75%	0
2010	10.525422	11.081510	5.28%	0
2009	9.830331	10.525422	7.07%	0
2008*	10.000000	9.830331	-1.70%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	13.270936	13.578570	2.32%	0
2016	13.024363	13.270936	1.89%	0
2015	13.277968	13.024363	-1.91%	0
2014	12.839722	13.277968	3.41%	0
2013	13.294413	12.839722	-3.42%	14,328
2012	12.587652	13.294413	5.61%	14,328
2011	12.037904	12.587652	4.57%	15,288
2010	11.292531	12.037904	6.60%	960
2009	9.836146	11.292531	14.81%	960
2008*	10.000000	9.836146	-1.64%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	12.084869	14.047338	16.24%	0
2016	11.003026	12.084869	9.83%	0
2015	11.523280	11.003026	-4.51%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.623315	13.046346	12.24%	0
2016	10.837535	11.623315	7.25%	0
2015	11.188505	10.837535	-3.14%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	26.938673	37.512305	39.25%	2,385
2016	25.419147	26.938673	5.98%	833
2015	30.776114	25.419147	-17.41%	883
2014	33.110475	30.776114	-7.05%	1,347
2013	33.437184	33.110475	-0.98%	464
2012	28.987850	33.437184	15.35%	464
2011	37.981565	28.987850	-23.68%	2,305
2010	33.232350	37.981565	14.29%	2,099
2009	20.666141	33.232350	60.81%	2,241
2008	49.821966	20.666141	-58.52%	2,292
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	20.974897	21.113122	0.66%	0
2016	21.115294	20.974897	-0.66%	0
2015	21.438423	21.115294	-1.51%	0
2014	20.792772	21.438423	3.11%	0
2013	21.979394	20.792772	-5.40%	0
2012	21.631021	21.979394	1.61%	0
2011	20.453394	21.631021	5.76%	644
2010	19.797125	20.453394	3.31%	1,533
2009	19.552553	19.797125	1.25%	1,017
2008	18.409051	19.552553	6.21%	1,376
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	12.566497	12.443260	-0.98%	2,229
2016	12.743459	12.566497	-1.39%	36,627
2015	12.924399	12.743459	-1.40%	7,190
2014	13.107907	12.924399	-1.40%	7,951
2013	13.294018	13.107907	-1.40%	8,076
2012	13.483293	13.294018	-1.40%	12,551
2011	13.674202	13.483293	-1.40%	13,853
2010	13.868334	13.674202	-1.40%	12,656
2009	14.059346	13.868334	-1.36%	12,197
2008	13.972032	14.059346	0.62%	44,737
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	8.405777	10.532512	25.30%	0
2016	8.471120	8.405777	-0.77%	0
2015	8.877323	8.471120	-4.58%	0
2014	9.068653	8.877323	-2.11%	0
2013	7.823390	9.068653	15.92%	0
2012	6.886208	7.823390	13.61%	0
2011	7.759774	6.886208	-11.26%	0
2010	6.964308	7.759774	11.42%	1,520
2009	5.456262	6.964308	27.64%	1,520
2008*	10.000000	5.456262	-45.44%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	9.402483	11.538635	22.72%	0
2016	9.486013	9.402483	-0.88%	0
2015	9.756230	9.486013	-2.77%	0
2014	10.547416	9.756230	-7.50%	0
2013	8.839774	10.547416	19.32%	0
2012	7.584319	8.839774	16.55%	0
2011	8.825898	7.584319	-14.07%	0
2010	8.334511	8.825898	5.90%	0
2009	6.572504	8.334511	26.81%	0
2008	11.713296	6.572504	-43.89%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	20.139296	23.517910	16.78%	21,895
2016	18.657959	20.139296	7.94%	22,537
2015	19.113658	18.657959	-2.38%	23,280
2014	18.464529	19.113658	3.52%	24,013
2013	14.716704	18.464529	25.47%	24,760
2012	12.878109	14.716704	14.28%	34,176
2011	13.595059	12.878109	-5.27%	52,505
2010	12.028363	13.595059	13.03%	72,220
2009	9.590102	12.028363	25.42%	41,424
2008	15.400568	9.590102	-37.73%	45,881
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	15.938376	17.465153	9.58%	0
2016	15.205699	15.938376	4.82%	0
2015	15.448431	15.205699	-1.57%	0
2014	14.980860	15.448431	3.12%	0
2013	13.395360	14.980860	11.84%	29,636
2012	12.420224	13.395360	7.85%	0
2011	12.485749	12.420224	-0.52%	0
2010	11.531239	12.485749	8.28%	0
2009*	10.000000	11.531239	15.31%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	18.386678	20.814777	13.21%	0
2016	17.307540	18.386678	6.24%	0
2015	17.647147	17.307540	-1.92%	0
2014	17.011103	17.647147	3.74%	0
2013	14.437980	17.011103	17.82%	0
2012	13.045391	14.437980	10.67%	0
2011	13.355194	13.045391	-2.32%	0
2010	12.090220	13.355194	10.46%	0
2009*	10.000000	12.090220	20.90%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	14.220117	14.818378	4.21%	0
2016	13.831726	14.220117	2.81%	0
2015	13.991080	13.831726	-1.14%	0
2014	13.658383	13.991080	2.44%	5,269
2013	13.213856	13.658383	3.36%	5,269
2012	12.742431	13.213856	3.70%	36,670
2011	12.554982	12.742431	1.49%	52,702
2010	12.024651	12.554982	4.41%	51,226
2009	11.179749	12.024651	7.56%	54,610
2008	12.065159	11.179749	-7.34%	39,894
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.702074	12.033298	12.44%	0
2016	10.267575	10.702074	4.23%	0
2015	10.762189	10.267575	-4.60%	0
2014	10.653372	10.762189	1.02%	0
2013*	10.000000	10.653372	6.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.760883	12.410534	15.33%	0
2016	10.203997	10.760883	5.46%	0
2015	10.775041	10.203997	-5.30%	0
2014	10.741803	10.775041	0.31%	0
2013*	10.000000	10.741803	7.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	17.773029	19.790314	11.35%	30,231
2016	16.823029	17.773029	5.65%	33,011
2015	17.119195	16.823029	-1.73%	34,184
2014	16.507013	17.119195	3.71%	46,120
2013	14.354555	16.507013	14.99%	80,932
2012	13.138332	14.354555	9.26%	87,861
2011	13.329878	13.138332	-1.44%	136,356
2010	12.188811	13.329878	9.36%	146,194
2009	10.376310	12.188811	17.47%	151,681
2008	13.702051	10.376310	-24.27%	152,551
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	19.291583	22.194922	15.05%	44,058
2016	18.035104	19.291583	6.97%	44,514
2015	18.425665	18.035104	-2.12%	45,392
2014	17.804702	18.425665	3.49%	45,938
2013	14.755526	17.804702	20.66%	70,804
2012	13.155324	14.755526	12.16%	72,981
2011	13.631623	13.155324	-3.49%	97,022
2010	12.252537	13.631623	11.26%	126,666
2009	9.989754	12.252537	22.65%	119,290
2008	14.767442	9.989754	-32.35%	134,022

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	16.257507	17.507143	7.69%	0
2016	15.598163	16.257507	4.23%	10,413
2015	15.824478	15.598163	-1.43%	10,727
2014	15.322942	15.824478	3.27%	13,196
2013	14.064436	15.322942	8.95%	13,196
2012	13.203082	14.064436	6.52%	13,196
2011	13.119542	13.203082	0.64%	19,451
2010	12.261505	13.119542	7.00%	34,988
2009	10.854964	12.261505	12.96%	19,452
2008	12.958668	10.854964	-16.23%	19,452
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	23.497754	29.441435	25.29%	7,419
2016	23.063749	23.497754	1.88%	13,192
2015	22.315087	23.063749	3.35%	18,841
2014	20.846950	22.315087	7.04%	33,084
2013	15.513617	20.846950	34.38%	46,479
2012	13.286735	15.513617	16.76%	46,589
2011	13.819814	13.286735	-3.86%	48,010
2010	12.915914	13.819814	7.00%	28,901
2009*	10.000000	12.915914	29.16%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.254405	11.886080	15.91%	0
2016	9.580687	10.254405	7.03%	0
2015	9.940095	9.580687	-3.62%	0
2014*	10.000000	9.940095	-0.60%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.860009	13.031769	20.00%	0
2016	10.008431	10.860009	8.51%	0
2015	10.136201	10.008431	-1.26%	0
2014*	10.000000	10.136201	1.36%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	30.750314	35.105443	14.16%	0
2016	25.925583	30.750314	18.61%	1,232
2015	26.977373	25.925583	-3.90%	2,982
2014	25.004859	26.977373	7.89%	6,717
2013	19.060601	25.004859	31.19%	8,217
2012	16.456423	19.060601	15.82%	8,382
2011	17.125332	16.456423	-3.91%	12,089
2010	13.762331	17.125332	24.44%	3,427
2009	10.206339	13.762331	34.84%	1,678
2008	16.292154	10.206339	-37.35%	2,629

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	18.119421	18.997648	4.85%	0
2016	16.913513	18.119421	7.13%	746
2015	17.664212	16.913513	-4.25%	746
2014	17.245278	17.664212	2.43%	1,551
2013	17.689046	17.245278	-2.51%	1,551
2012	15.982935	17.689046	10.67%	1,551
2011	15.357303	15.982935	4.07%	1,551
2010	14.084147	15.357303	9.04%	1,551
2009	11.484237	14.084147	22.64%	1,551
2008	14.082354	11.484237	-18.45%	746
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	10.143497	12.555996	23.78%	1,024
2016	10.547844	10.143497	-3.83%	1,024
2015	10.768101	10.547844	-2.05%	4,780
2014	11.070676	10.768101	-2.73%	4,780
2013	9.273285	11.070676	19.38%	4,780
2012	8.141657	9.273285	13.90%	4,780
2011	9.136293	8.141657	-10.89%	4,781
2010	8.141910	9.136293	12.21%	6,956
2009	6.066908	8.141910	34.20%	4,719
2008*	10.000000	6.066908	-39.33%	1,733
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	15.085019	18.226398	20.82%	455
2016	14.572694	15.085019	3.52%	2,013
2015	15.614326	14.572694	-6.67%	2,013
2014	17.532749	15.614326	-10.94%	2,013
2013	14.689523	17.532749	19.36%	0
2012	12.728587	14.689523	15.41%	0
2011	15.443969	12.728587	-17.58%	0
2010	14.791221	15.443969	4.41%	0
2009	11.583201	14.791221	27.70%	0
2008	21.950272	11.583201	-47.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	14.700723	18.826643	28.07%	0
2016	14.617971	14.700723	0.57%	1,676
2015	14.375625	14.617971	1.69%	7,853
2014	13.236456	14.375625	8.61%	11,252
2013	9.987316	13.236456	32.53%	11,252
2012	8.721738	9.987316	14.51%	11,252
2011	9.140787	8.721738	-4.58%	14,261
2010	8.036260	9.140787	13.74%	13,598
2009	6.300902	8.036260	27.54%	6,299
2008*	10.000000	6.300902	-36.99%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	14.866940	16.764728	12.77%	2,274
2016	12.992704	14.866940	14.43%	5,470
2015	13.646136	12.992704	-4.79%	11,078
2014	12.553952	13.646136	8.70%	11,082
2013	9.429299	12.553952	33.14%	11,083
2012	8.132803	9.429299	15.94%	11,106
2011	8.783164	8.132803	-7.40%	11,101
2010	7.900785	8.783164	11.17%	12,882
2009	6.289031	7.900785	25.63%	6,611
2008*	10.000000	6.289031	-37.11%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	14.799759	18.609596	25.74%	2,012
2016	14.152330	14.799759	4.57%	2,198
2015	14.403078	14.152330	-1.74%	4,270
2014	14.083712	14.403078	2.27%	8,501
2013	10.305201	14.083712	36.67%	8,974
2012	9.116761	10.305201	13.04%	9,408
2011	9.676660	9.116761	-5.79%	10,009
2010	7.760008	9.676660	24.70%	7,105
2009	6.211307	7.760008	24.93%	4,675
2008*	10.000000	6.211307	-37.89%	488
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	19.235158	21.591403	12.25%	0
2016	16.588905	19.235158	15.95%	0
2015	17.324375	16.588905	-4.25%	0
2014	15.014820	17.324375	15.38%	0
2013	11.223612	15.014820	33.78%	0
2012	9.784057	11.223612	14.71%	0
2011	10.158513	9.784057	-3.69%	0
2010	8.611937	10.158513	17.96%	0
2009	6.694455	8.611937	28.64%	955
2008*	10.000000	6.694455	-33.06%	1,241
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	24.107176	29.629308	22.91%	46
2016	22.625347	24.107176	6.55%	59
2015	22.825719	22.625347	-0.88%	59
2014	22.576780	22.825719	1.10%	59
2013	15.906312	22.576780	41.94%	4,399
2012	14.264979	15.906312	11.51%	4,399
2011	14.592786	14.264979	-2.25%	4,399
2010	11.829968	14.592786	23.35%	0
2009	9.433341	11.829968	25.41%	0
2008	17.895428	9.433341	-47.29%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	39.290920	42.133572	7.23%	0
2016	31.721935	39.290920	23.86%	0
2015	34.331618	31.721935	-7.60%	0
2014	32.612756	34.331618	5.27%	0
2013	23.621388	32.612756	38.06%	0
2012	19.914023	23.621388	18.62%	0
2011	21.361099	19.914023	-6.77%	0
2010	17.129290	21.361099	24.71%	0
2009	13.803013	17.129290	24.10%	0
2008	20.678538	13.803013	-33.25%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	35.367792	39.477126	11.62%	1,200
2016	29.270033	35.367792	20.83%	1,526
2015	30.259104	29.270033	-3.27%	1,526
2014	30.519092	30.259104	-0.85%	1,527
2013	22.022059	30.519092	38.58%	2,113
2012	19.383929	22.022059	13.61%	2,114
2011	20.869698	19.383929	-7.12%	2,114
2010	16.935406	20.869698	23.23%	762
2009	12.776843	16.935406	32.55%	762
2008	21.021142	12.776843	-39.22%	763
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	24.381421	28.908179	18.57%	0
2016	22.244607	24.381421	9.61%	0
2015	22.412117	22.244607	-0.75%	0
2014	20.328259	22.412117	10.25%	216
2013	15.763273	20.328259	28.96%	1,466
2012	14.043035	15.763273	12.25%	1,544
2011	14.188360	14.043035	-1.02%	1,631
2010	12.709119	14.188360	11.64%	0
2009	10.265948	12.709119	23.80%	855
2008	17.832190	10.265948	-42.43%	1,067
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	13.838839	14.483909	4.66%	4,043
2016	13.094951	13.838839	5.68%	4,043
2015	14.077732	13.094951	-6.98%	4,043
2014	11.101753	14.077732	26.81%	4,851
2013	10.963365	11.101753	1.26%	4,851
2012	9.620367	10.963365	13.96%	4,851
2011	9.192402	9.620367	4.66%	22,209
2010	7.181278	9.192402	28.01%	23,278
2009	5.580432	7.181278	28.69%	23,592
2008*	10.000000	5.580432	-44.20%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	14.250089	17.033442	19.53%	9,391
2016	12.973398	14.250089	9.84%	0
2015	13.034700	12.973398	-0.47%	0
2014	11.690929	13.034700	11.49%	0
2013*	10.000000	11.690929	16.91%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	10.402485	10.419228	0.16%	0
2016	10.293303	10.402485	1.06%	0
2015	10.475188	10.293303	-1.74%	0
2014	10.571704	10.475188	-0.91%	0
2013	10.710524	10.571704	-1.30%	0
2012	10.493248	10.710524	2.07%	0
2011	10.505471	10.493248	-0.12%	2,323
2010	10.402907	10.505471	0.99%	2,323
2009	9.850295	10.402907	5.61%	2,323
2008*	10.000000	9.850295	-1.50%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	14.474102	16.295948	12.59%	0
2016	12.144406	14.474102	19.18%	0
2015	12.949016	12.144406	-6.21%	0
2014	12.561167	12.949016	3.09%	0
2013*	10.000000	12.561167	25.61%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	13.963642	16.896703	21.00%	0
2016	14.005178	13.963642	-0.30%	0
2015	14.780942	14.005178	-5.25%	0
2014	16.320458	14.780942	-9.43%	0
2013	13.782602	16.320458	18.41%	0
2012	11.691392	13.782602	17.89%	0
2011	13.539657	11.691392	-13.65%	0
2010	12.912369	13.539657	4.86%	0
2009*	10.000000	12.912369	29.12%	1,230
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	30.929896	37.989371	22.82%	331
2016	30.114585	30.929896	2.71%	331
2015	30.241328	30.114585	-0.42%	331

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	14.722079	14.645903	-0.52%	148
2016	14.750697	14.722079	-0.19%	1,355
2015	14.932699	14.750697	-1.22%	1,355
2014	15.052909	14.932699	-0.80%	1,355
2013	15.173059	15.052909	-0.79%	1,355
2012	14.711539	15.173059	3.14%	1,356
2011	14.876889	14.711539	-1.11%	1,356
2010	14.330726	14.876889	3.81%	1,471
2009	12.824997	14.330726	11.74%	1,471
2008	15.024784	12.824997	-14.64%	1,661
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	26.406337	30.836313	16.78%	0
2016	24.376241	26.406337	8.33%	0
2015	24.837508	24.376241	-1.86%	0
2014	22.820925	24.837508	8.84%	0
2013	16.819961	22.820925	35.68%	0
2012	15.371607	16.819961	9.42%	0
2011	16.084912	15.371607	-4.43%	0
2010	13.278354	16.084912	21.14%	0
2009	10.246719	13.278354	29.59%	0
2008	17.161420	10.246719	-40.29%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	30.408768	40.874625	34.42%	2,624
2016	30.887877	30.408768	-1.55%	3,005
2015	30.216792	30.887877	2.22%	3,059
2014	30.028447	30.216792	0.63%	4,750
2013	23.981738	30.028447	25.21%	2,063
2012	20.109841	23.981738	19.25%	2,128
2011	22.296056	20.109841	-9.81%	4,320
2010	19.543483	22.296056	14.08%	2,373
2009	14.223416	19.543483	37.40%	2,806
2008	24.176192	14.223416	-41.17%	2,968
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	10.151006	10.613487	4.56%	0
2016	9.687798	10.151006	4.78%	567
2015	10.076443	9.687798	-3.86%	567
2014	9.971091	10.076443	1.06%	567
2013	10.149924	9.971091	-1.76%	567
2012*	10.000000	10.149924	1.50%	567
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.804103	10.976968	24.68%	0
2016	9.177984	8.804103	-4.07%	0
2015	9.027900	9.177984	1.66%	10,779
2014*	10.000000	9.027900	-9.72%	10,779

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	26.547775	30.531933	15.01%	0
2016	24.190536	26.547775	9.74%	1,245
2015	23.794748	24.190536	1.66%	1,245
2014	21.859131	23.794748	8.85%	3,201
2013	16.866724	21.859131	29.60%	4,514
2012	14.670146	16.866724	14.97%	4,656
2011	14.924956	14.670146	-1.71%	7,965
2010	13.068554	14.924956	14.21%	2,292
2009	10.355253	13.068554	26.20%	3,128
2008	17.112284	10.355253	-39.49%	3,194
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	38.748198	43.522042	12.32%	0
2016	33.395213	38.748198	16.03%	562
2015	36.067282	33.395213	-7.41%	562
2014	32.761196	36.067282	10.09%	1,028
2013	23.627774	32.761196	38.66%	1,028
2012	20.365428	23.627774	16.02%	1,028
2011	21.158203	20.365428	-3.75%	1,028
2010	17.437891	21.158203	21.33%	725
2009	12.920176	17.437891	34.97%	562
2008	21.136700	12.920176	12.92%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.347636	11.568210	11.80%	0
2016	9.294660	10.347636	11.33%	0
2015	10.380393	9.294660	-10.46%	0
2014	10.480118	10.380393	-0.95%	0
2013	10.617321	10.480118	-1.29%	0
2012*	10.000000	10.617321	6.17%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	9.830652	10.641439	8.25%	0
2016	8.806269	9.830652	11.63%	0
2015	9.147664	8.806269	-3.73%	0
2014	9.149047	9.147664	-0.02%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.994491	12.004733	9.19%	0
2016	10.835564	10.994491	1.47%	0
2015	11.838901	10.835564	-8.47%	0
2014	11.970971	11.838901	-1.10%	0
2013	12.994281	11.970971	-7.88%	0
2012	12.523974	12.994281	3.76%	0
2011	11.715321	12.523974	6.90%	0
2010	10.863506	11.715321	7.84%	0
2009*	10.000000	10.863506	8.64%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	11.367019	11.348665	-0.16%	4,997
2016	11.379469	11.367019	-0.11%	4,997
2015	11.516995	11.379469	-1.19%	4,997
2014	11.593767	11.516995	-0.66%	4,997
2013	11.785758	11.593767	-1.63%	4,997
2012	11.303572	11.785758	4.27%	0
2011	11.349250	11.303572	-0.40%	0
2010	10.942921	11.349250	3.71%	860
2009*	10.000000	10.942921	9.43%	486
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.107944	10.196573	0.88%	0
2016*	10.000000	10.107944	1.08%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.713713	11.073007	3.35%	0
2016	10.591772	10.713713	1.15%	0
2015	10.706236	10.591772	-1.07%	0
2014	10.423839	10.706236	2.71%	0
2013	10.793451	10.423839	-3.42%	0
2012	9.997303	10.793451	7.96%	0
2011*	10.000000	9.997303	-0.03%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.256654	12.57%	2,614
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.336711	13.342238	29.08%	0
2016*	10.000000	10.336711	3.37%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	17.289681	21.579868	24.81%	0
2016	17.975499	17.289681	-3.82%	0
2015	18.205230	17.975499	-1.26%	0
2014	19.806155	18.205230	-8.08%	0
2013	15.684505	19.806155	26.28%	0
2012	13.048071	15.684505	20.21%	0
2011	15.930842	13.048071	-18.10%	0
2010	14.684607	15.930842	8.49%	0
2009	11.949514	14.684607	22.89%	0
2008	21.623130	11.949514	-44.74%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	27.771653	34.861674	25.53%	0
2016	31.545211	27.771653	-11.96%	0
2015	28.445811	31.545211	10.90%	0
2014	21.984956	28.445811	29.39%	0
2013	14.813993	21.984956	48.41%	0
2012	11.469343	14.813993	29.16%	0
2011	10.537474	11.469343	8.84%	0
2010*	10.000000	10.537474	5.37%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.709997	7.452477	-3.34%	0
2016	5.452194	7.709997	41.41%	0
2015	8.331203	5.452194	-34.56%	0
2014	10.476472	8.331203	-20.48%	0
2013	9.633425	10.476472	8.75%	0
2012*	10.000000	9.633425	-3.67%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	32.023052	31.039799	-3.07%	0
2016	22.598576	32.023052	41.70%	0
2015	34.438612	22.598576	-34.38%	0
2014	43.176326	34.438612	-20.24%	0
2013	39.616226	43.176326	8.99%	0
2012	38.864131	39.616226	1.94%	0
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2017	19.500045	25.880093	32.72%	0
2016	19.674170	19.500045	-0.89%	0
2015	19.688890	19.674170	-0.07%	0
2014	19.225486	19.688890	2.41%	0
2013	13.939205	19.225486	37.92%	0
2012	11.743097	13.939205	18.70%	0
2011	12.608140	11.743097	-6.86%	0
2010*	10.000000	12.608140	26.08%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	24.042962	29.837650	24.10%	0
2016	22.630296	24.042962	6.24%	0
2015	23.632868	22.630296	-4.24%	0
2014	24.427127	23.632868	-3.25%	0
2014	24.427127	23.632868	-3.25%	0
2013	16.490517	24.427127	48.13%	0
2012	15.504809	16.490517	6.36%	0
2011	16.482161	15.504809	-5.93%	0
2010	13.185820	16.482161	25.00%	0
2009	8.760944	13.185820	50.51%	0
2008	15.169114	8.760944	-42.24%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	11.386772	12.829479	12.67%	0
2016	11.177596	11.386772	1.87%	0
2015	11.491455	11.177596	-2.73%	0
2014	11.189798	11.491455	2.70%	0
2013	10.143927	11.189798	10.31%	0
2012*	10.000000	10.143927	1.44%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	26.791137	31.314184	16.88%	0
2016	24.474788	26.791137	9.46%	0
2015	24.485563	24.474788	-0.04%	0
2014	22.733767	24.485563	7.71%	0
2013	17.139229	22.733767	32.64%	0
2012	14.833939	17.139229	15.54%	0
2011	14.190342	14.833939	4.54%	0
2010	12.765205	14.190342	11.16%	0
2009	10.762890	12.765205	18.60%	15,522
2008	18.415677	10.762890	-41.56%	16,049
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	39.909602	44.386784	11.22%	4,331
2016	32.449981	39.909602	22.99%	5,990
2015	34.915578	32.449981	-7.06%	7,540
2014	32.520038	34.915578	7.37%	7,705
2013	23.975182	32.520038	35.64%	8,156
2012	20.535933	23.975182	16.75%	8,051
2011	22.803666	20.535933	-9.94%	8,955
2010	18.278701	22.803666	24.76%	9,386
2009	13.001497	18.278701	40.59%	8,630
2008	20.533228	13.001497	-36.68%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	13.550721	13.845115	2.17%	26,199
2016	13.171645	13.550721	2.88%	24,200
2015	13.703667	13.171645	-3.88%	27,057
2014	13.461105	13.703667	1.80%	22,123
2013	14.924704	13.461105	-9.81%	23,676
2012	14.103185	14.924704	5.83%	24,185
2011	12.806039	14.103185	10.13%	22,393
2010	12.361615	12.806039	3.60%	26,511
2009	11.380952	12.361615	8.62%	19,629
2008	11.734834	11.380952	-3.02%	4,591

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2017	25.436684	30.157248	18.56%	0
2016	22.800372	25.436684	11.56%	0
2015	24.599279	22.800372	-7.31%	0
2014	22.221011	24.599279	10.70%	0
2013	16.642524	22.221011	33.52%	0
2012	14.754796	16.642524	12.79%	0
2011	14.555600	14.754796	1.37%	0
2010	12.971677	14.555600	12.21%	0
2009	11.176117	12.971677	16.07%	4
2008	17.374932	11.176117	-35.68%	20
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2017	27.410634	30.112167	9.86%	8,808
2016	22.664053	27.410634	20.94%	9,981
2015	23.366608	22.664053	-3.01%	14,819
2014	20.398042	23.366608	14.55%	15,315
2013	15.933821	20.398042	28.02%	18,845
2012	13.911354	15.933821	14.54%	20,986
2011	14.235614	13.911354	-2.28%	19,494
2010	12.141003	14.235614	17.25%	18,132
2009	9.491079	12.141003	27.92%	10,279
2008	12.757676	9.491079	-25.60%	1,537
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.160715	12.813189	14.81%	0
2016	9.757481	11.160715	14.38%	0
2015*	10.000000	9.757481	-2.43%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	15.177751	17.008811	12.06%	22,775
2016	14.835936	15.177751	2.30%	22,799
2015	15.206461	14.835936	-2.44%	23,645
2014	15.137710	15.206461	0.45%	24,667
2013	13.425066	15.137710	12.76%	24,836
2012	12.388328	13.425066	8.37%	25,127
2011	13.045088	12.388328	-5.03%	8,598
2010	12.059777	13.045088	8.17%	10,999
2009*	10.000000	12.059777	20.60%	5,183
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.241414	10.807773	5.53%	0
2016	9.210938	10.241414	11.19%	0
2015*	10.000000	9.210938	-7.89%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.881134	10.050474	1.71%	0
2016	9.785479	9.881134	0.98%	0
2015*	10.000000	9.785479	-2.15%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.197012	1.97%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	15.150174	16.686713	10.14%	1,035
2016	11.727012	15.150174	29.19%	1,217
2015	12.721688	11.727012	-7.82%	1,370
2014	12.222171	12.721688	4.09%	1,333
2013*	10.000000	12.222171	22.22%	1,338
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.865628	13.452907	13.38%	0
2016	10.450984	11.865628	13.54%	0
2015	10.878488	10.450984	-3.93%	0
2014*	10.000000	10.878488	8.78%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	41.109331	45.540114	10.78%	2,553
2016	33.176982	41.109331	23.91%	2,756
2015	34.468095	33.176982	-3.75%	3,624
2014	33.271257	34.468095	3.60%	4,062
2013	23.992186	33.271257	38.68%	4,809
2012	21.034760	23.992186	14.06%	5,362
2011	21.224177	21.034760	-0.89%	4,423
2010	17.115717	21.224177	24.00%	6,006
2009	13.891109	17.115717	23.21%	2,344
2008	20.403261	13.891109	-31.92%	972
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	27.265769	32.571636	19.46%	4,687
2016	24.825527	27.265769	9.83%	4,901
2015	24.973911	24.825527	-0.59%	6,996
2014	22.405323	24.973911	11.46%	8,801
2013	17.261907	22.405323	29.80%	8,517
2012	15.169143	17.261907	13.80%	8,502
2011	15.146432	15.169143	0.15%	12,546
2010	13.418518	15.146432	12.88%	11,514
2009	10.802470	13.418518	24.22%	10,905
2008	17.488454	10.802470	-38.23%	3,556
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2017	22.924840	28.695752	25.17%	6,109
2016	21.611455	22.924840	6.08%	6,440
2015	22.541147	21.611455	-4.12%	9,060
2014	21.212540	22.541147	6.26%	9,285
2013	17.814524	21.212540	19.07%	11,664
2012	16.413325	17.814524	8.54%	11,896
2011	15.315811	16.413325	7.17%	8,260
2010	13.508689	15.315811	13.38%	8,852
2009	11.214559	13.508689	20.46%	3,231
2008	16.192496	11.214559	-30.74%	2,050

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2017	22.196908	27.207386	22.57%	0
2016	19.284832	22.196908	15.10%	0
2015	20.074942	19.284832	-3.94%	0
2014	20.104622	20.074942	-0.15%	0
2013	13.763610	20.104622	46.07%	0
2012	11.615634	13.763610	18.49%	0
2011	13.714281	11.615634	-15.30%	0
2010	10.637713	13.714281	28.92%	0
2009	8.582939	10.637713	23.94%	0
2008	13.995914	8.582939	-38.68%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.447611	10.650986	1.95%	0
2016	9.730441	10.447611	7.37%	0
2015	9.972551	9.730441	-2.43%	0
2014	10.061698	9.972551	-0.89%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	14.206551	15.494810	9.07%	0
2016	15.091173	14.206551	-5.86%	0
2015	16.366297	15.091173	-7.79%	0
2014	16.831073	16.366297	-2.76%	0
2013	14.708549	16.831073	14.43%	0
2012	13.565303	14.708549	8.43%	0
2011	14.566967	13.565303	-6.88%	0
2010	13.079775	14.566967	11.37%	0
2009	11.717768	13.079775	11.62%	0
2008	16.905907	11.717768	-30.69%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	13.949132	14.262861	2.25%	245
2016	13.670980	13.949132	2.03%	223
2015	13.933355	13.670980	-1.88%	224
2014	13.658558	13.933355	2.01%	215
2013	13.756272	13.658558	-0.71%	1,736
2012	12.754349	13.756272	7.86%	2,216
2011	12.688935	12.754349	0.52%	606
2010	11.890790	12.688935	6.71%	575
2009	10.041721	11.890790	18.41%	560
2008	11.021944	10.041721	-8.89%	3,738

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2017	15.492846	17.222769	11.17%	22,759
2016	14.938836	15.492846	3.71%	24,150
2015	15.239462	14.938836	-1.97%	25,655
2014	14.838800	15.239462	2.70%	26,967
2013	13.301759	14.838800	11.56%	29,751
2012	12.096740	13.301759	9.96%	31,524
2011	12.327012	12.096740	-1.87%	33,944
2010	11.113969	12.327012	10.91%	35,714
2009	9.098050	11.113969	22.16%	2,095
2008	12.337060	9.098050	-26.25%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2017	16.162602	18.519034	14.58%	95,779
2016	15.500305	16.162602	4.27%	118,358
2015	15.800900	15.500305	-1.90%	122,250
2014	15.328967	15.800900	3.08%	123,969
2013	13.451350	15.328967	13.96%	125,288
2012	12.071848	13.451350	11.43%	126,594
2011	12.403091	12.071848	-2.67%	125,494
2010	11.008129	12.403091	12.67%	130,740
2009	8.689427	11.008129	26.68%	41,230
2008	13.121284	8.689427	-33.78%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2017	16.945256	20.156231	18.95%	0
2016	16.163630	16.945256	4.84%	0
2015	16.488773	16.163630	-1.97%	0
2014	15.973697	16.488773	3.22%	0
2013	13.350497	15.973697	19.65%	0
2012	11.761742	13.350497	13.51%	0
2011	12.281934	11.761742	-4.24%	0
2010	10.753714	12.281934	14.21%	0
2009	8.318369	10.753714	29.28%	0
2008	13.652292	8.318369	-39.07%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.424788	11.929860	14.44%	0
2016*	10.000000	10.424788	4.25%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	17.656522	16.918283	-4.18%	1,919
2016	13.419284	17.656522	31.58%	1,919
2015	17.182337	13.419284	-21.90%	2,023
2014	19.986891	17.182337	-14.03%	2,001
2013	16.336371	19.986891	22.35%	2,454
2012	15.827951	16.336371	3.21%	2,367
2011	16.941258	15.827951	-6.57%	2,351
2010	14.426632	16.941258	17.43%	3,377
2009	9.919758	14.426632	45.43%	1,967
2008	22.077040	9.919758	-55.07%	220

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	25.429067	28.231694	11.02%	4,887
2016	21.920257	25.429067	16.01%	5,026
2015	23.227264	21.920257	-5.63%	5,222
2014	21.726687	23.227264	6.91%	3,750
2013	17.246875	21.726687	25.97%	6,140
2012	14.951257	17.246875	15.35%	6,278
2011	15.072089	14.951257	-0.80%	6,263
2010	13.308439	15.072089	13.25%	5,550
2009	10.397189	13.308439	28.00%	3,604
2008	18.448877	10.397189	-43.64%	5,031
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.250862	12.930125	14.93%	0
2016*	10.000000	11.250862	12.51%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	26.087327	34.661620	32.87%	5,016
2016	26.325326	26.087327	-0.90%	5,604
2015	24.987445	26.325326	5.35%	5,800
2014	22.839741	24.987445	9.40%	7,934
2013	17.040857	22.839741	34.03%	5,782
2012	15.115161	17.040857	12.74%	6,164
2011	15.342087	15.115161	-1.48%	6,892
2010	12.568544	15.342087	22.07%	7,196
2009	9.966373	12.568544	26.11%	18,140
2008	19.193419	9.966373	-48.07%	16,187
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	14.244670	14.599086	2.49%	70,387
2016	13.834204	14.244670	2.97%	68,100
2015	14.158058	13.834204	-2.29%	74,827
2014	13.602215	14.158058	4.09%	76,686
2013	14.093787	13.602215	-3.49%	80,672
2012	13.542748	14.093787	4.07%	76,571
2011	12.838266	13.542748	5.49%	72,995
2010	12.112865	12.838266	5.99%	76,534
2009	10.644442	12.112865	13.80%	107,577
2008	11.188349	10.644442	-4.86%	84,668
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	39.772613	47.247562	18.79%	8,638
2016	36.057025	39.772613	10.30%	9,936
2015	37.193345	36.057025	-3.06%	15,133
2014	35.593681	37.193345	4.49%	18,293
2013	26.582214	35.593681	33.90%	19,385
2012	23.545407	26.582214	12.90%	21,090
2011	26.799714	23.545407	-12.14%	21,267
2010	21.150637	26.799714	26.71%	19,059
2009	15.357036	21.150637	37.73%	17,616
2008	25.803141	15.357036	-40.48%	8,928

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	21.068311	26.990333	28.11%	7,635
2016	22.566311	21.068311	-6.64%	8,940
2015	22.167601	22.566311	1.80%	12,192
2014	24.528932	22.167601	-9.63%	0
2013	19.121406	24.528932	28.28%	0
2012	16.118642	19.121406	18.63%	0
2011	19.786424	16.118642	-18.54%	0
2010	17.794434	19.786424	11.19%	0
2009	14.305351	17.794434	24.39%	0
2008	25.903296	14.305351	-44.77%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017	12.081922	12.356294	2.27%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	32.199630	37.790655	17.36%	0
2016	29.899781	32.199630	7.69%	0
2015	31.339596	29.899781	-4.59%	0
2014	29.856166	31.339596	4.97%	0
2013	23.271084	29.856166	28.30%	0
2012	18.584429	23.271084	25.22%	0
2011	20.730949	18.584429	-10.35%	0
2010	16.650354	20.730949	24.51%	0
2009	10.750910	16.650354	54.87%	18
2008	22.394909	10.750910	-51.99%	29
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	12.923079	14.261841	10.36%	6,849
2016	11.585644	12.923079	11.54%	7,096
2015	12.534961	11.585644	-7.57%	7,344
2014	12.367168	12.534961	1.36%	118,133
2013	10.138969	12.367168	21.98%	134,390
2012	8.920699	10.138969	13.66%	138,094
2011	9.193434	8.920699	-2.97%	138,344
2010	8.461035	9.193434	8.66%	107,910
2009	6.591481	8.461035	28.36%	2,585
2008*	10.000000	6.591481	-34.09%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	15.594672	16.855856	8.09%	21,207
2016	13.877394	15.594672	12.37%	21,388
2015	15.150356	13.877394	-8.40%	21,587
2014	14.694972	15.150356	3.10%	22,473
2013	13.086696	14.694972	12.29%	23,319
2012	11.788201	13.086696	11.02%	22,108
2011	11.682728	11.788201	0.90%	22,342
2010	10.521206	11.682728	11.04%	23,802
2009	7.873384	10.521206	33.63%	17,014
2008	11.357564	7.873384	-30.68%	3,319

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2017	27.548662	32.732174	18.82%	3,187
2016	24.088492	27.548662	14.36%	3,482
2015	25.368362	24.088492	-5.05%	3,840
2014	23.676325	25.368362	7.15%	4,145
2013	18.524729	23.676325	27.81%	6,386
2012	16.789596	18.524729	10.33%	7,486
2011	16.071946	16.789596	4.47%	10,807
2010	13.517652	16.071946	18.90%	11,270
2009	11.689142	13.517652	15.64%	11,757
2008	16.270657	11.689142	-28.16%	11,917
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	38.246428	41.708424	9.05%	7,948
2016	29.808881	38.246428	28.31%	8,351
2015	32.660139	29.808881	-8.73%	10,778
2014	32.952558	32.660139	-0.89%	11,237
2013	24.543159	32.952558	34.26%	12,248
2012	21.036851	24.543159	16.67%	13,109
2011	22.179787	21.036851	-5.15%	15,861
2010	17.552218	22.179787	26.36%	17,280
2009	13.789880	17.552218	27.28%	30,424
2008	20.890543	13.789880	-33.99%	3,602
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.562626	11.848948	38.38%	2,457
2016	7.397922	8.562626	15.74%	2,477
2015	9.337239	7.397922	-20.77%	2,491
2014*	10.000000	9.337239	-6.63%	2,460
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	21.372930	24.580124	15.01%	8,674
2016	20.234651	21.372930	5.63%	9,146
2015	21.958107	20.234651	-7.85%	9,429
2014	25.072242	21.958107	-12.42%	10,365
2013	20.688678	25.072242	21.19%	0
2012	17.756276	20.688678	16.51%	0
2011	20.161199	17.756276	-11.93%	0
2010	18.871195	20.161199	6.84%	0
2009	13.972917	18.871195	35.06%	0
2008	23.781263	13.972917	-41.24%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.355665	9.397932	0.45%	22,373
2016	9.221954	9.355665	1.45%	22,388
2015	9.778598	9.221954	-5.69%	23,050
2014	9.743866	9.778598	0.36%	24,621

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	11.175007	12.457463	11.48%	0
2016	10.867589	11.175007	2.83%	0
2015	11.708610	10.867589	-7.18%	0
2014	11.429923	11.708610	2.44%	0
2013	10.212573	11.429923	11.92%	0
2012*	10.000000	10.212573	2.13%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	10.050431	10.269063	2.18%	0
2016	10.247465	10.050431	-1.92%	0
2015	10.209482	10.247465	0.37%	0
2014	9.898475	10.209482	3.14%	0
2013*	10.000000	9.898475	-1.02%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	14.687859	18.387855	25.19%	116
2016	14.608725	14.687859	0.54%	123
2015	14.151458	14.608725	3.23%	126
2014	13.275279	14.151458	6.60%	131
2013	9.635882	13.275279	37.77%	141
2012*	10.000000	9.635882	-3.64%	431
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	13.602971	15.370728	13.00%	0
2016	12.197101	13.602971	11.53%	0
2015	12.930063	12.197101	-5.67%	0
2014	12.595138	12.930063	2.66%	602
2013	9.948615	12.595138	26.60%	0
2012*	10.000000	9.948615	-0.51%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.721402	16.517278	20.38%	4,387
2016	13.843501	13.721402	-0.88%	4,440
2015	13.902362	13.843501	-0.42%	4,420
2014	13.099348	13.902362	6.13%	5,577
2013	9.730361	13.099348	34.62%	6,331
2012*	10.000000	9.730361	-2.70%	7,490
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	13.610745	15.865095	16.56%	9,283
2016	14.174492	13.610745	-3.98%	9,286
2015	15.692887	14.174492	-9.68%	11,117
2014	16.808830	15.692887	-6.64%	12,092
2013	13.630468	16.808830	23.32%	12,222
2012	11.605915	13.630468	17.44%	10,818
2011	12.690851	11.605915	-8.55%	26,724
2010	11.849485	12.690851	7.10%	28,789
2009*	10.000000	11.849485	18.49%	19,107

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	12.466324	13.106605	5.14%	525
2016	10.886973	12.466324	14.51%	526
2015	11.815787	10.886973	-7.86%	528
2014	11.765535	11.815787	0.43%	2,358
2013	10.804249	11.765535	8.90%	4,128
2012*	10.000000	10.804249	8.04%	4,075
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	13.295571	16.627651	25.06%	1,817
2016	12.713159	13.295571	4.58%	1,944
2015	13.691618	12.713159	-7.15%	1,977
2014	12.879521	13.691618	6.31%	622
2013	10.057848	12.879521	28.05%	633
2012*	10.000000	10.057848	0.58%	0
Janus Henderson VIT Balanced Portfolio: Service Sharess - Q/NQ
2017	24.099045	28.057819	16.43%	0
2016	23.439229	24.099045	2.82%	0
2015	23.686864	23.439229	-1.05%	0
2014	22.205960	23.686864	6.67%	0
2013	18.808093	22.205960	18.07%	0
2012	16.833931	18.808093	11.73%	0
2011	16.852729	16.833931	-0.11%	0
2010	15.816356	16.852729	6.55%	0
2009	12.779676	15.816356	23.76%	18
2008	15.448892	12.779676	-17.28%	28
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.848837	10.031856	1.86%	4,532
2016	9.776148	9.848837	0.74%	4,266
2015*	10.000000	9.776148	-2.24%	2,194
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	33.012887	42.295079	28.12%	3,917
2016	32.859012	33.012887	0.47%	4,431
2015	29.786732	32.859012	10.31%	9,773
2014	27.865416	29.786732	6.89%	11,090
2013	21.602964	27.865416	28.99%	11,973
2012	17.698831	21.602964	22.06%	12,032
2011	19.298361	17.698831	-8.29%	13,320
2010	18.390556	19.298361	4.94%	12,306
2009	12.780222	18.390556	43.90%	6,665
2008	23.287160	12.780222	-45.12%	62
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	16.554974	23.643762	42.82%	271
2016	14.754185	16.554974	12.21%	0
2015	14.306628	14.754185	3.13%	0
2014	13.276121	14.306628	7.76%	0
2013	9.949989	13.276121	33.43%	0
2012*	10.000000	9.949989	-0.50%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	24.514255	31.602265	28.91%	1,160
2016	26.662370	24.514255	-8.06%	1,198
2015	29.666801	26.662370	-10.13%	1,258
2014	34.247916	29.666801	-13.38%	960
2013	30.408888	34.247916	12.62%	1,257
2012	27.263803	30.408888	11.54%	1,264
2011	40.886480	27.263803	-33.32%	0
2010	33.185346	40.886480	23.21%	0
2009	18.804441	33.185346	76.48%	0
2008	39.944347	18.804441	-52.92%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.666038	10.917359	25.98%	0
2016	7.280319	8.666038	19.03%	0
2015	9.240854	7.280319	-21.22%	0
2014	9.832800	9.240854	-6.02%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.964287	10.199632	2.36%	0
2016*	10.000000	9.964287	-0.36%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	13.404777	16.689705	24.51%	1,052
2016	12.501493	13.404777	7.23%	1,215
2015	12.963598	12.501493	-3.56%	1,290
2014	14.220089	12.963598	-8.84%	1,307
2013	10.217655	14.220089	39.17%	1,176
2012*	10.000000	10.217655	2.18%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	30.602977	35.392895	15.65%	30,147
2016	27.292242	30.602977	12.13%	31,966
2015	27.954915	27.292242	-2.37%	40,706
2014	25.740108	27.954915	8.60%	43,168
2013	19.262147	25.740108	33.63%	47,944
2012	16.867279	19.262147	14.20%	47,752
2011	17.195137	16.867279	-1.91%	51,414
2010	15.688329	17.195137	9.60%	52,451
2009	13.000405	15.688329	20.68%	61,924
2008	19.614133	13.000405	-33.72%	2,312
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	15.965235	19.954325	24.99%	6,508
2016	15.600223	15.965235	2.34%	6,753
2015	14.888759	15.600223	4.78%	7,321
2014	14.938609	14.888759	-0.33%	6,589
2013	11.876359	14.938609	25.78%	6,706
2012	10.395371	11.876359	14.25%	5,052
2011	10.738866	10.395371	-3.20%	4,970
2010*	10.000000	10.738866	7.39%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	10.147260	12.810833	26.25%	0
2016	9.727858	10.147260	4.31%	0
2015*	10.000000	9.727858	-2.72%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	13.337226	13.919176	4.36%	3,058
2016	12.783798	13.337226	4.33%	2,933
2015	13.080757	12.783798	-2.27%	3,080
2014	12.339666	13.080757	6.01%	3,283
2013	12.594289	12.339666	-2.02%	3,329
2012	11.704079	12.594289	7.61%	2,912
2011	11.267019	11.704079	3.88%	4,633
2010	10.698980	11.267019	5.31%	4,766
2009	9.925335	10.698980	7.79%	4,766
2008	11.247361	9.925335	-11.75%	54,837
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	23.780353	25.682961	8.00%	0
2016	21.820512	23.780353	8.98%	0
2015	22.404901	21.820512	-2.61%	0
2014	22.095900	22.404901	1.40%	0
2013	24.572717	22.095900	-10.08%	0
2012	21.153665	24.572717	16.16%	0
2011	20.081616	21.153665	5.34%	0
2010	18.568174	20.081616	8.15%	0
2009	14.480709	18.568174	28.23%	0
2008	17.282785	14.480709	-16.21%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.310799	10.327249	10.92%	0
2016	8.217476	9.310799	13.30%	0
2015*	10.000000	8.217476	-17.83%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	16.726642	19.372723	15.82%	27
2016	15.289589	16.726642	9.40%	27
2015	16.712359	15.289589	-8.51%	27
2014	17.315677	16.712359	-3.48%	28
2013	13.318885	17.315677	30.01%	28
2012	11.021500	13.318885	20.84%	0
2011	11.286140	11.021500	-2.34%	0
2010*	10.000000	11.286140	12.86%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	24.948238	26.662176	6.87%	19,820
2016	21.057967	24.948238	18.47%	22,239
2015	22.361059	21.057967	-5.83%	25,367
2014	20.088980	22.361059	11.31%	27,245
2013	15.481203	20.088980	29.76%	29,927
2012	13.726600	15.481203	12.78%	29,739
2011	13.860721	13.726600	-0.97%	33,584
2010	12.429821	13.860721	11.51%	29,675
2009*	10.000000	12.429821	24.30%	4,395
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	15.490136	17.677165	14.12%	684,919
2016	14.419688	15.490136	7.42%	846,923
2015	14.489256	14.419688	-0.48%	888,071
2014	14.003595	14.489256	3.47%	942,827
2013	11.525811	14.003595	21.50%	979,097
2012	10.107259	11.525811	14.03%	947,772
2011	10.161246	10.107259	-0.53%	967,132
2010	9.204535	10.161246	10.39%	968,239
2009	7.567959	9.204535	21.63%	549,529
2008	10.935557	7.567959	-30.79%	232,624
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	11.566002	11.764840	1.72%	250,126
2016	11.432700	11.566002	1.17%	267,289
2015	11.627776	11.432700	-1.68%	266,553
2014	11.239319	11.627776	3.46%	315,895
2013	11.705983	11.239319	-3.99%	311,727
2012	11.316569	11.705983	3.44%	268,655
2011	10.860962	11.316569	4.19%	261,073
2010	10.397879	10.860962	4.45%	254,863
2009	9.407821	10.397879	10.52%	143,165
2008	10.591896	9.407821	-11.18%	35,775
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	15.888030	20.507272	29.07%	19,811
2016	16.091026	15.888030	-1.26%	23,288
2015	15.325057	16.091026	5.00%	27,356
2014	15.270238	15.325057	0.36%	29,871
2013	12.044977	15.270238	26.78%	32,727
2012	10.011409	12.044977	20.31%	33,992
2011	11.201198	10.011409	-10.62%	38,313
2010	10.211900	11.201198	9.69%	33,271
2009	7.317716	10.211900	39.55%	28,529
2008	12.101040	7.317716	-39.53%	13,441

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	16.521486	20.808744	25.95%	28,470
2016	15.370732	16.521486	7.49%	45,315
2015	14.654992	15.370732	4.88%	49,717
2014	13.760579	14.654992	6.50%	50,092
2013	10.773015	13.760579	27.73%	56,137
2012	9.311508	10.773015	15.70%	56,954
2011	9.912974	9.311508	-6.07%	69,713
2010	8.510393	9.912974	16.48%	76,827
2009	6.222418	8.510393	36.77%	62,407
2008	11.318398	6.222418	-45.02%	27,679
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	14.534040	17.464711	20.16%	175,775
2016	13.275404	14.534040	9.48%	216,936
2015	13.325917	13.275404	-0.38%	220,623
2014	12.267337	13.325917	8.63%	268,971
2013	9.361446	12.267337	31.04%	284,796
2012	8.114867	9.361446	15.36%	299,122
2011	8.422309	8.114867	-3.65%	321,034
2010	7.700958	8.422309	9.37%	305,479
2009	5.979217	7.700958	28.80%	161,947
2008	9.796181	5.979217	-38.96%	43,283
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	26.795343	31.079026	15.99%	16,094
2016	23.124661	26.795343	15.87%	22,866
2015	25.100355	23.124661	-7.87%	26,254
2014	23.382470	25.100355	7.35%	25,894
2013	17.536098	23.382470	33.34%	29,425
2012	15.058442	17.536098	16.45%	33,183
2011	15.679282	15.058442	-3.96%	35,883
2010	13.781228	15.679282	13.77%	40,028
2009	10.902119	13.781228	26.41%	29,500
2008	17.621298	10.902119	-38.13%	16,532
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.410002	10.983499	16.72%	0
2016	9.272253	9.410002	1.49%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	21.925258	23.068283	5.21%	61
2016	19.488141	21.925258	12.51%	58
2015	20.304297	19.488141	-4.02%	1,272
2014	20.090638	20.304297	1.06%	1,240
2013	19.039681	20.090638	5.52%	0
2012	16.865444	19.039681	12.89%	0
2011	16.483706	16.865444	2.32%	0
2010	14.781696	16.483706	11.51%	0
2009	10.273423	14.781696	43.88%	0
2008	14.476609	10.273423	-29.03%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	14.196479	17.455465	22.96%	4,685
2016	12.686570	14.196479	11.90%	5,251
2015	13.028631	12.686570	-2.63%	6,003
2014	12.406544	13.028631	5.01%	6,017
2013	8.770819	12.406544	41.45%	6,824
2012	7.617701	8.770819	15.14%	7,907
2011	8.749384	7.617701	-12.93%	8,475
2010	7.694232	8.749384	13.71%	10,459
2009	5.104127	7.694232	50.75%	9,640
2008*	10.000000	5.104127	-48.96%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	15.967582	18.626539	16.65%	30,113
2016	14.714403	15.967582	8.52%	32,003
2015	14.993639	14.714403	-1.86%	35,713
2014	13.767337	14.993639	8.91%	37,437
2013	10.082697	13.767337	36.54%	42,261
2012	9.185752	10.082697	9.76%	43,009
2011	9.635296	9.185752	-4.67%	45,702
2010	7.912626	9.635296	21.77%	50,975
2009	6.116424	7.912626	29.37%	111,530
2008*	10.000000	6.116424	-38.84%	127,061
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	13.145362	15.520303	18.07%	1,025
2016	12.308780	13.145362	6.80%	1,077
2015	12.712857	12.308780	-3.18%	1,132
2014	12.344779	12.712857	2.98%	1,188
2013	9.674702	12.344779	27.60%	1,243
2012	8.452084	9.674702	14.47%	6,346
2011	9.160504	8.452084	-7.73%	6,346
2010	8.085889	9.160504	13.29%	7,621
2009	6.350701	8.085889	27.32%	2,573
2008*	10.000000	6.350701	-36.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.809527	14.145726	10.43%	276,360
2016	12.249274	12.809527	4.57%	318,457
2015	12.562584	12.249274	-2.49%	339,862
2014	12.222184	12.562584	2.79%	443,150
2013	10.816580	12.222184	12.99%	464,219
2012	9.882961	10.816580	9.45%	503,530
2011	10.164795	9.882961	-2.77%	525,900
2010	9.342158	10.164795	8.81%	617,926
2009	7.911463	9.342158	18.08%	259,041
2008*	10.000000	7.911463	-20.89%	5,522

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	13.167642	15.028379	14.13%	348,686
2016	12.449340	13.167642	5.77%	395,197
2015	12.802625	12.449340	-2.76%	458,196
2014	12.408130	12.802625	3.18%	464,675
2013	10.384424	12.408130	19.49%	467,279
2012	9.272531	10.384424	11.99%	462,897
2011	9.744657	9.272531	-4.84%	458,389
2010	8.797984	9.744657	10.76%	432,542
2009	7.190018	8.797984	22.36%	252,256
2008*	10.000000	7.190018	-28.10%	22,342
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.945340	12.521162	4.82%	148,043
2016	11.586156	11.945340	3.10%	157,674
2015	11.843543	11.586156	-2.17%	187,031
2014	11.629777	11.843543	1.84%	190,701
2013	11.246134	11.629777	3.41%	189,666
2012	10.615941	11.246134	5.94%	192,550
2011	10.621908	10.615941	-0.06%	203,086
2010	10.091860	10.621908	5.25%	202,001
2009	9.060605	10.091860	11.38%	114,669
2008*	10.000000	9.060605	-9.39%	11,350
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.693948	12.095543	13.11%	0
2016	10.279672	10.693948	4.03%	7,262
2015	10.898923	10.279672	-5.68%	0
2014	10.814860	10.898923	0.78%	0
2013*	10.000000	10.814860	8.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.699675	12.421033	16.09%	0
2016	10.221659	10.699675	4.68%	0
2015	10.903808	10.221659	-6.26%	0
2014	10.953241	10.903808	-0.45%	0
2013*	10.000000	10.953241	9.53%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	13.021378	14.625776	12.32%	630,426
2016	12.378242	13.021378	5.20%	705,412
2015	12.695698	12.378242	-2.50%	745,139
2014	12.319480	12.695698	3.05%	787,194
2013	10.611392	12.319480	16.10%	808,724
2012	9.582525	10.611392	10.74%	875,184
2011	9.955449	9.582525	-3.75%	878,087
2010	9.070489	9.955449	9.76%	879,573
2009	7.547472	9.070489	20.18%	433,969
2008*	10.000000	7.547472	-24.53%	11,593

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	13.105429	15.249774	16.36%	90,043
2016	12.359474	13.105429	6.04%	96,579
2015	12.733307	12.359474	-2.94%	97,857
2014	12.356965	12.733307	3.05%	98,971
2013	10.089362	12.356965	22.48%	248,778
2012	8.934917	10.089362	12.92%	121,919
2011	9.510405	8.934917	-6.05%	122,902
2010	8.516605	9.510405	11.67%	125,503
2009	6.827311	8.516605	24.74%	36,824
2008*	10.000000	6.827311	-31.73%	13,061
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.612883	13.659321	8.30%	140,866
2016	12.073793	12.612883	4.46%	165,586
2015	12.383340	12.073793	-2.50%	179,698
2014	12.072704	12.383340	2.57%	194,813
2013	11.012655	12.072704	9.63%	211,869
2012	10.155119	11.012655	8.44%	215,091
2011	10.332147	10.155119	-1.71%	228,579
2010	9.615490	10.332147	7.45%	239,506
2009	8.291069	9.615490	15.97%	100,727
2008*	10.000000	8.291069	-17.09%	7,214
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	12.344595	12.674570	2.67%	24,773
2016	11.928660	12.344595	3.49%	24,900
2015	12.211688	11.928660	-2.32%	27,682
2014	11.837497	12.211688	3.16%	26,135
2013	12.272909	11.837497	-3.55%	31,441
2012	11.586894	12.272909	5.92%	31,731
2011	11.066542	11.586894	4.70%	30,432
2010	10.516530	11.066542	5.23%	36,163
2009	9.827005	10.516530	7.02%	53,737
2008*	10.000000	9.827005	-1.73%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	13.212765	13.512212	2.27%	3,903
2016	12.973832	13.212765	1.84%	3,836
2015	13.233168	12.973832	-1.96%	7,701
2014	12.802885	13.233168	3.36%	8,668
2013	13.262990	12.802885	-3.47%	8,862
2012	12.564292	13.262990	5.56%	7,886
2011	12.021646	12.564292	4.51%	7,290
2010	11.282996	12.021646	6.55%	7,305
2009	9.832816	11.282996	14.75%	5,397
2008*	10.000000	9.832816	-1.67%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	12.062404	14.014143	16.18%	0
2016	10.988137	12.062404	9.78%	0
2015	11.513525	10.988137	-4.56%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.601737	13.015537	12.19%	0
2016	10.822884	11.601737	7.20%	0
2015	11.179057	10.822884	-3.19%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	26.749797	37.230483	39.18%	1,100
2016	25.253697	26.749797	5.92%	1,161
2015	30.591329	25.253697	-17.45%	1,283
2014	32.928373	30.591329	-7.10%	1,255
2013	33.270164	32.928373	-1.03%	0
2012	28.857717	33.270164	15.29%	0
2011	37.830235	28.857717	-23.72%	0
2010	33.116705	37.830235	14.23%	0
2009	20.604665	33.116705	60.72%	0
2008	49.699069	20.604665	-58.54%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	12.721621	12.798984	0.61%	36,784
2016	12.813250	12.721621	-0.72%	35,692
2015	13.015937	12.813250	-1.56%	44,862
2014	12.630351	13.015937	3.05%	46,196
2013	13.357936	12.630351	-5.45%	48,655
2012	13.152898	13.357936	1.56%	43,567
2011	12.443113	13.152898	5.70%	40,826
2010	12.049974	12.443113	3.26%	43,844
2009	11.907146	12.049974	1.20%	86,146
2008	11.216466	11.907146	6.16%	95,684
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	9.499410	9.401510	-1.03%	68,274
2016	9.638052	9.499410	-1.44%	44,615
2015	9.779860	9.638052	-1.45%	50,511
2014	9.923756	9.779860	-1.45%	71,896
2013	10.069762	9.923756	-1.45%	66,867
2012	10.218325	10.069762	-1.45%	73,799
2011	10.368247	10.218325	-1.45%	59,332
2010	10.520782	10.368247	-1.45%	41,812
2009	10.671098	10.520782	-1.41%	29,855
2008	10.610205	10.671098	0.57%	20,730
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	8.368901	10.481013	25.24%	2,197
2016	8.438215	8.368901	-0.82%	2,260
2015	8.847344	8.438215	-4.62%	10,388
2014	9.042606	8.847344	-2.16%	10,094
2013	7.804871	9.042606	15.86%	9,743
2012	6.873392	7.804871	13.55%	9,990
2011	7.749265	6.873392	-11.30%	10,190
2010	6.958402	7.749265	11.37%	11,145
2009	5.454411	6.958402	27.57%	11,603
2008*	10.000000	5.454411	-45.46%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	9.351759	11.470599	22.66%	4,054
2016	9.439600	9.351759	-0.93%	4,458
2015	9.713412	9.439600	-2.82%	4,538
2014	10.506454	9.713412	-7.55%	4,153
2013	8.809907	10.506454	19.26%	3,294
2012	7.562534	8.809907	16.49%	3,530
2011	8.805007	7.562534	-14.11%	3,522
2010	8.319006	8.805007	5.84%	3,289
2009	6.563605	8.319006	26.74%	3,066
2008	11.703384	6.563605	-43.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	25.719551	30.019131	16.72%	10,092
2016	23.839815	25.719551	7.88%	20,130
2015	24.434479	23.839815	-2.43%	20,258
2014	23.616619	24.434479	3.46%	20,394
2013	18.832587	23.616619	25.40%	26,576
2012	16.488164	18.832587	14.22%	26,576
2011	17.414916	16.488164	-5.32%	33,928
2010	15.415824	17.414916	12.97%	31,155
2009	12.297130	15.415824	25.36%	53,622
2008	19.757788	12.297130	-37.76%	49,286
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	15.876536	17.388594	9.52%	42,783
2016	15.154373	15.876536	4.77%	47,176
2015	15.404099	15.154373	-1.62%	34,350
2014	14.945458	15.404099	3.07%	26,476
2013	13.370475	14.945458	11.78%	30,763
2012	12.403452	13.370475	7.80%	34,036
2011	12.475188	12.403452	-0.58%	40,447
2010	11.527329	12.475188	8.22%	40,873
2009*	10.000000	11.527329	15.27%	21,681
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	18.315344	20.723547	13.15%	277,235
2016	17.249119	18.315344	6.18%	299,550
2015	17.596506	17.249119	-1.97%	332,636
2014	16.970892	17.596506	3.69%	331,650
2013	14.411161	16.970892	17.76%	334,249
2012	13.027788	14.411161	10.62%	319,499
2011	13.343928	13.027788	-2.37%	322,026
2010	12.086136	13.343928	10.41%	310,064
2009*	10.000000	12.086136	20.86%	185,892

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	14.391790	14.989688	4.15%	128,187
2016	14.005789	14.391790	2.76%	143,873
2015	14.174331	14.005789	-1.19%	149,128
2014	13.844293	14.174331	2.38%	151,305
2013	13.400502	13.844293	3.31%	154,569
2012	12.928991	13.400502	3.65%	152,388
2011	12.745253	12.928991	1.44%	138,598
2010	12.213068	12.745253	4.36%	118,535
2009	11.360693	12.213068	7.50%	48,398
2008	12.266666	11.360693	-7.39%	6,251
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.682212	12.004894	12.38%	0
2016	10.253697	10.682212	4.18%	0
2015	10.753096	10.253697	-4.64%	0
2014	10.649769	10.753096	0.97%	0
2013*	10.000000	10.649769	6.50%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.740875	12.381191	15.27%	6,087
2016	10.190180	10.740875	5.40%	6,173
2015	10.765919	10.190180	-5.35%	6,261
2014	10.738158	10.765919	0.26%	0
2013*	10.000000	10.738158	7.38%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	20.231573	22.516529	11.29%	201,545
2016	19.159845	20.231573	5.59%	224,159
2015	19.507049	19.159845	-1.78%	242,298
2014	18.819024	19.507049	3.66%	244,318
2013	16.373400	18.819024	14.94%	289,541
2012	14.993743	16.373400	9.20%	339,218
2011	15.220035	14.993743	-1.49%	376,099
2010	13.924221	15.220035	9.31%	438,748
2009	11.859683	13.924221	17.41%	334,047
2008	15.668811	11.859683	-24.31%	132,185
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	23.400571	26.908705	14.99%	70,072
2016	21.887542	23.400571	6.91%	85,131
2015	22.372873	21.887542	-2.17%	94,778
2014	21.629841	22.372873	3.44%	104,707
2013	17.934666	21.629841	20.60%	147,377
2012	15.997816	17.934666	12.11%	179,073
2011	16.585416	15.997816	-3.54%	162,125
2010	14.915068	16.585416	11.20%	168,414
2009	12.166737	14.915068	22.59%	172,049
2008	17.994723	12.166737	-32.39%	152,076

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	17.361316	18.686342	7.63%	38,638
2016	16.665619	17.361316	4.17%	41,544
2015	16.916005	16.665619	-1.48%	50,156
2014	16.388193	16.916005	3.22%	51,989
2013	15.049827	16.388193	8.89%	54,593
2012	14.135314	15.049827	6.47%	72,319
2011	14.052989	14.135314	0.59%	94,136
2010	13.140565	14.052989	6.94%	98,543
2009	11.639091	13.140565	12.90%	70,724
2008	13.901805	11.639091	-16.28%	22,997
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	23.406636	29.312460	25.23%	17,930
2016	22.985934	23.406636	1.83%	19,031
2015	22.251073	22.985934	3.30%	17,748
2014	20.797692	22.251073	6.99%	18,412
2013	15.484811	20.797692	34.31%	22,462
2012	13.268797	15.484811	16.70%	23,164
2011	13.808144	13.268797	-3.91%	28,049
2010	12.911549	13.808144	6.94%	30,387
2009*	10.000000	12.911549	29.12%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.241599	11.865237	15.85%	0
2016	9.573573	10.241599	6.98%	0
2015	9.937740	9.573573	-3.66%	0
2014*	10.000000	9.937740	-0.62%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.846463	13.008934	19.94%	0
2016	10.000999	10.846463	8.45%	0
2015	10.133809	10.000999	-1.31%	0
2014*	10.000000	10.133809	1.34%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	38.955305	44.450000	14.11%	3,073
2016	32.859809	38.955305	18.55%	3,249
2015	34.210267	32.859809	-3.95%	3,433
2014	31.724997	34.210267	7.83%	3,430
2013	24.195457	31.724997	31.12%	3,489
2012	20.900338	24.195457	15.77%	4,106
2011	21.760901	20.900338	-3.95%	4,443
2010	17.496440	21.760901	24.37%	4,327
2009	12.982184	17.496440	34.77%	3,572
2008	20.733734	12.982184	-37.39%	968

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	15.763500	16.519180	4.79%	26,155
2016	14.721833	15.763500	7.08%	26,185
2015	15.383060	14.721833	-4.30%	27,039
2014	15.025846	15.383060	2.38%	27,227
2013	15.420314	15.025846	-2.56%	30,699
2012	13.940109	15.420314	10.62%	27,040
2011	13.401220	13.940109	4.02%	25,682
2010	12.296451	13.401220	8.98%	23,614
2009	10.031614	12.296451	22.58%	19,306
2008	12.307348	10.031614	-18.49%	10,229
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	10.099017	12.494635	23.72%	39,249
2016	10.506912	10.099017	-3.88%	41,717
2015	10.731756	10.506912	-2.10%	45,779
2014	11.038913	10.731756	-2.78%	46,096
2013	9.251361	11.038913	19.32%	45,228
2012	8.126525	9.251361	13.84%	44,438
2011	9.123927	8.126525	-10.93%	46,632
2010	8.135019	9.123927	12.16%	56,184
2009	6.064844	8.135019	34.13%	107,090
2008*	10.000000	6.064844	-39.35%	107,705
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	14.980830	18.091365	20.76%	4,941
2016	14.479371	14.980830	3.46%	6,138
2015	15.522204	14.479371	-6.72%	12,778
2014	17.438155	15.522204	-10.99%	11,723
2013	14.617673	17.438155	19.30%	0
2012	12.672773	14.617673	15.35%	0
2011	15.384027	12.672773	-17.62%	0
2010	14.741276	15.384027	4.36%	0
2009	11.549944	14.741276	27.63%	0
2008	21.898391	11.549944	-47.26%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	14.636236	18.734589	28.00%	17,454
2016	14.561215	14.636236	0.52%	19,241
2015	14.327086	14.561215	1.63%	21,290
2014	13.198455	14.327086	8.55%	22,924
2013	9.963682	13.198455	32.47%	25,240
2012	8.705529	9.963682	14.45%	25,318
2011	9.128428	8.705529	-4.63%	27,236
2010	8.029459	9.128428	13.69%	30,911
2009	6.298763	8.029459	27.48%	64,596
2008*	10.000000	6.298763	-37.01%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	14.801737	16.682771	12.71%	2,980
2016	12.942254	14.801737	14.37%	3,156
2015	13.600062	12.942254	-4.84%	3,331
2014	12.517926	13.600062	8.64%	3,486
2013	9.407007	12.517926	33.07%	4,632
2012	8.117705	9.407007	15.88%	5,699
2011	8.771301	8.117705	-7.45%	5,742
2010	7.894107	8.771301	11.11%	14,386
2009	6.286901	7.894107	25.56%	13,425
2008*	10.000000	6.286901	-37.13%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	14.734864	18.518632	25.68%	19,857
2016	14.097397	14.734864	4.52%	21,774
2015	14.354444	14.097397	-1.79%	25,183
2014	14.043276	14.354444	2.22%	26,912
2013	10.280814	14.043276	36.60%	28,214
2012	9.099807	10.280814	12.98%	29,418
2011	9.663566	9.099807	-5.83%	31,487
2010	7.753436	9.663566	24.64%	38,899
2009	6.209196	7.753436	24.87%	63,476
2008*	10.000000	6.209196	-37.91%	39,874
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	19.150786	21.485837	12.19%	18,694
2016	16.524481	19.150786	15.89%	19,968
2015	17.265856	16.524481	-4.29%	22,077
2014	14.971705	17.265856	15.32%	23,380
2013	11.197061	14.971705	33.71%	23,971
2012	9.765885	11.197061	14.65%	24,804
2011	10.144778	9.765885	-3.73%	26,846
2010	8.604649	10.144778	17.90%	30,703
2009	6.692181	8.604649	28.58%	59,492
2008*	10.000000	6.692181	-33.08%	79,024
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	23.938041	29.406552	22.84%	1,762
2016	22.477972	23.938041	6.50%	2,145
2015	22.688544	22.477972	-0.93%	2,382
2014	22.452493	22.688544	1.05%	2,924
2013	15.826761	22.452493	41.86%	2,835
2012	14.200864	15.826761	11.45%	3,113
2011	14.534552	14.200864	-2.30%	3,337
2010	11.788734	14.534552	23.29%	1,557
2009	9.405240	11.788734	25.34%	1,388
2008	17.851211	9.405240	-47.31%	518

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	39.015494	41.817068	7.18%	1,283
2016	31.515499	39.015494	23.80%	1,384
2015	34.125504	31.515499	-7.65%	2,158
2014	32.433413	34.125504	5.22%	2,211
2013	23.503387	32.433413	37.99%	2,221
2012	19.824615	23.503387	18.56%	1,755
2011	21.275952	19.824615	-6.82%	2,046
2010	17.069645	21.275952	24.64%	1,993
2009	13.761932	17.069645	24.04%	1,952
2008	20.627490	13.761932	-33.28%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	35.119820	39.180527	11.56%	1,447
2016	29.079510	35.119820	20.77%	1,535
2015	30.077392	29.079510	-3.32%	2,475
2014	30.351210	30.077392	-0.90%	2,605
2013	21.912014	30.351210	38.51%	2,552
2012	19.296863	21.912014	13.55%	3,046
2011	20.786489	19.296863	-7.17%	3,101
2010	16.876436	20.786489	23.17%	3,049
2009	12.738817	16.876436	32.48%	2,697
2008	20.969244	12.738817	-39.25%	8,098
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	24.210396	28.690898	18.51%	19,502
2016	22.099750	24.210396	9.55%	20,824
2015	22.277467	22.099750	-0.80%	23,424
2014	20.216385	22.277467	10.20%	24,493
2013	15.684468	20.216385	28.89%	27,637
2012	13.979930	15.684468	12.19%	27,621
2011	14.131754	13.979930	-1.07%	29,905
2010	12.664839	14.131754	11.58%	34,192
2009	10.235375	12.664839	23.74%	67,174
2008	17.788128	10.235375	-42.46%	81,573
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	13.778080	14.413036	4.61%	2,516
2016	13.044057	13.778080	5.63%	2,928
2015	14.030150	13.044057	-7.03%	2,983
2014	11.069837	14.030150	26.74%	13,001
2013	10.937391	11.069837	1.21%	5,608
2012	9.602457	10.937391	13.90%	5,523
2011	9.179933	9.602457	4.60%	3,313
2010	7.175168	9.179933	27.94%	3,997
2009	5.578528	7.175168	28.62%	1,277
2008*	10.000000	5.578528	-44.21%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	14.223621	16.993207	19.47%	1,719
2016	12.955854	14.223621	9.79%	1,822
2015	13.023678	12.955854	-0.52%	1,939
2014	11.686967	13.023678	11.44%	0
2013*	10.000000	11.686967	16.87%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	10.356876	10.368299	0.11%	17,044
2016	10.253358	10.356876	1.01%	16,812
2015	10.439831	10.253358	-1.79%	16,446
2014	10.541370	10.439831	-0.96%	15,818
2013	10.685207	10.541370	-1.35%	17,651
2012	10.473767	10.685207	2.02%	20,310
2011	10.491270	10.473767	-0.17%	17,406
2010	10.394113	10.491270	0.93%	15,494
2009	9.846962	10.394113	5.56%	11,568
2008*	10.000000	9.846962	-1.53%	369
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	14.447247	16.257498	12.53%	248
2016	12.128012	14.447247	19.12%	4,326
2015	12.938092	12.128012	-6.26%	289
2014	12.556928	12.938092	3.04%	362
2013*	10.000000	12.556928	25.57%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	13.909440	16.822612	20.94%	52,416
2016	13.957882	13.909440	-0.35%	61,433
2015	14.738512	13.957882	-5.30%	63,055
2014	16.281870	14.738512	-9.48%	59,781
2013	13.756990	16.281870	18.35%	58,365
2012	11.675592	13.756990	17.83%	56,972
2011	13.528212	11.675592	-13.69%	58,754
2010	12.908002	13.528212	4.80%	58,100
2009*	10.000000	12.908002	29.08%	90,046
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	30.711092	37.701565	22.76%	0
2016	29.916682	30.711092	2.66%	0
2015	30.057840	29.916682	-0.47%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	10.337953	10.279251	-0.57%	21,432
2016	10.363284	10.337953	-0.24%	22,149
2015	10.496473	10.363284	-1.27%	26,865
2014	10.586325	10.496473	-0.85%	29,549
2013	10.676243	10.586325	-0.84%	35,640
2012	10.356764	10.676243	3.08%	33,667
2011	10.478459	10.356764	-1.16%	32,055
2010	10.098890	10.478459	3.76%	35,463
2009	9.042389	10.098890	11.68%	54,472
2008	10.598750	9.042389	-14.68%	84,096
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	26.223915	30.607822	16.72%	0
2016	24.220090	26.223915	8.27%	0
2015	24.690926	24.220090	-1.91%	0
2014	22.697750	24.690926	8.78%	0
2013	16.737659	22.697750	35.61%	0
2012	15.304169	16.737659	9.37%	0
2011	16.022458	15.304169	-4.48%	0
2010	13.233495	16.022458	21.08%	0
2009	10.217279	13.233495	29.52%	0
2008	17.120830	10.217279	-40.32%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	30.195549	40.567509	34.35%	2,414
2016	30.686804	30.195549	-1.60%	2,632
2015	30.035325	30.686804	2.17%	2,751
2014	29.863265	30.035325	0.58%	2,958
2013	23.861911	29.863265	25.15%	0
2012	20.019534	23.861911	19.19%	0
2011	22.207171	20.019534	-9.85%	0
2010	19.475436	22.207171	14.03%	0
2009	14.181094	19.475436	37.33%	0
2008	24.116522	14.181094	-41.20%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	10.129510	10.585671	4.50%	0
2016	9.672174	10.129510	4.73%	0
2015	10.065294	9.672174	-3.91%	0
2014	9.965125	10.065294	1.01%	0
2013	10.148993	9.965125	-1.81%	0
2012*	10.000000	10.148993	1.49%	69
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.792185	10.956564	24.62%	1,568
2016	9.170213	8.792185	-4.12%	1,605
2015	9.024835	9.170213	1.61%	1,627
2014*	10.000000	9.024835	-9.75%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	26.361697	30.302610	14.95%	22,309
2016	24.033127	26.361697	9.69%	24,065
2015	23.651914	24.033127	1.61%	26,947
2014	21.738937	23.651914	8.80%	28,378
2013	16.782483	21.738937	29.53%	31,681
2012	14.604301	16.782483	14.91%	29,841
2011	14.865485	14.604301	-1.76%	33,487
2010	13.023062	14.865485	14.15%	41,861
2009	10.324439	13.023062	26.14%	71,297
2008	17.070052	10.324439	-39.52%	74,095
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	38.476518	43.195049	12.26%	2,251
2016	33.177835	38.476518	15.97%	2,591
2015	35.850686	33.177835	-7.46%	2,660
2014	32.580977	35.850686	10.04%	2,248
2013	23.509711	32.580977	38.59%	2,194
2012	20.273963	23.509711	15.96%	2,726
2011	21.073853	20.273963	-3.80%	2,985
2010	17.377172	21.073853	21.27%	4,377
2009	12.881721	17.377172	34.90%	2,060
2008	21.084518	12.881721	-38.90%	21,257
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.323191	11.535047	11.74%	0
2016	9.277399	10.323191	11.27%	0
2015	10.366378	9.277399	-10.50%	0
2014	10.471267	10.366378	-1.00%	0
2013	10.613732	10.471267	-1.34%	0
2012*	10.000000	10.613732	6.14%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	9.812362	10.616263	8.19%	0
2016	8.794333	9.812362	11.58%	0
2015	9.139906	8.794333	-3.78%	0
2014	9.145926	9.139906	-0.07%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.951813	11.952089	9.13%	2,811
2016	10.798964	10.951813	1.42%	2,743
2015	11.804902	10.798964	-8.52%	4,936
2014	11.942651	11.804902	-1.15%	3,776
2013	12.970120	11.942651	-7.92%	5,477
2012	12.507049	12.970120	3.70%	5,002
2011	11.705408	12.507049	6.85%	3,093
2010	10.859825	11.705408	7.79%	5,231
2009*	10.000000	10.859825	8.60%	2,619

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	11.322921	11.298917	-0.21%	59,191
2016	11.341066	11.322921	-0.16%	60,196
2015	11.483946	11.341066	-1.24%	63,450
2014	11.566363	11.483946	-0.71%	63,597
2013	11.763864	11.566363	-1.68%	62,690
2012	11.288307	11.763864	4.21%	57,980
2011	11.339656	11.288307	-0.45%	52,233
2010	10.939212	11.339656	3.66%	48,844
2009*	10.000000	10.939212	9.39%	47,973
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.104511	10.187952	0.83%	0
2016*	10.000000	10.104511	1.05%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.682997	11.035680	3.30%	12,052
2016	10.566756	10.682997	1.10%	22,487
2015	10.686357	10.566756	-1.12%	18,518
2014	10.409755	10.686357	2.66%	20,498
2013	10.784326	10.409755	-3.47%	21,862
2012	9.993935	10.784326	7.91%	14,794
2011*	10.000000	9.993935	-0.06%	8,118
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.252862	12.53%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.334309	13.332417	29.01%	0
2016*	10.000000	10.334309	3.34%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	17.170260	21.419981	24.75%	0
2016	17.860375	17.170260	-3.86%	0
2015	18.097813	17.860375	-1.31%	0
2014	19.699281	18.097813	-8.13%	0
2013	15.607779	19.699281	26.21%	0
2012	12.990832	15.607779	20.14%	0
2011	15.869001	12.990832	-18.14%	0
2010	14.635021	15.869001	8.43%	0
2009	11.915221	14.635021	22.83%	0
2008	21.572042	11.915221	-44.77%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	27.677998	34.726556	25.47%	1,740
2016	31.454740	27.677998	-12.01%	1,740
2015	28.378629	31.454740	10.84%	4,252
2014	21.944157	28.378629	29.32%	3,192
2013	14.793998	21.944157	48.33%	2,384
2012	11.459676	14.793998	29.10%	2,372
2011	10.533927	11.459676	8.79%	1,142
2010*	10.000000	10.533927	5.34%	538

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.691794	7.431137	-3.39%	25
2016	5.442068	7.691794	41.34%	25
2015	8.319944	5.442068	-34.59%	25
2014	10.467627	8.319944	-20.52%	25
2013	9.630168	10.467627	8.70%	25
2012*	10.000000	9.630168	-3.70%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.845986	7.601236	-3.12%	0
2016	5.539691	7.845986	41.63%	0
2015	8.446390	5.539691	-34.41%	843
2014	10.594781	8.446390	-20.28%	843
2013	9.726121	10.594781	8.93%	843
2012*	10.000000	9.726121	-2.74%	843
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2017	19.436294	25.782467	32.65%	0
2016	19.619774	19.436294	-0.94%	0
2015	19.644419	19.619774	-0.13%	0
2014	19.191798	19.644419	2.36%	0
2013	13.921829	19.191798	37.85%	0
2012	11.734415	13.921829	18.64%	0
2011	12.605202	11.734415	-6.91%	0
2010*	10.000000	12.605202	26.05%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	23.895646	29.639842	24.04%	7,015
2016	22.503015	23.895646	6.19%	8,796
2015	23.511879	22.503015	-4.29%	10,558
2014	24.314415	23.511879	-3.30%	11,229
2014	24.314415	23.511879	-3.30%	0
2013	16.422745	24.314415	48.05%	10,261
2012	15.448940	16.422745	6.30%	11,313
2011	16.431080	15.448940	-5.98%	0
2010	13.151610	16.431080	24.94%	12,899
2009	8.742630	13.151610	50.43%	8,788
2008	15.145098	8.742630	-42.27%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	11.359833	12.792670	12.61%	0
2016	11.156806	11.359833	1.82%	0
2015	11.475907	11.156806	-2.78%	0
2014	11.180324	11.475907	2.64%	0
2013	10.140494	11.180324	10.25%	0
2012*	10.000000	10.140494	1.40%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	26.603259	31.078859	16.82%	122
2016	24.315463	26.603259	9.41%	160
2015	24.338516	24.315463	-0.09%	185
2014	22.608715	24.338516	7.65%	215
2013	17.053591	22.608715	32.57%	292
2012	14.767331	17.053591	15.48%	415
2011	14.133776	14.767331	4.48%	425
2010	12.720770	14.133776	11.11%	515
2009	10.730871	12.720770	18.54%	450
2008	18.370232	10.730871	-41.59%	450
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	39.629646	44.053137	11.16%	0
2016	32.238653	39.629646	22.93%	0
2015	34.705808	32.238653	-7.11%	0
2014	32.341074	34.705808	7.31%	0
2013	23.855345	32.341074	35.57%	0
2012	20.443677	23.855345	16.69%	0
2011	22.712719	20.443677	-9.99%	0
2010	18.215035	22.712719	24.69%	473
2009	12.962794	18.215035	40.52%	586
2008	20.482521	12.962794	-36.71%	551
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	13.454783	13.740142	2.12%	2,239
2016	13.085020	13.454783	2.83%	2,239
2015	13.620468	13.085020	-3.93%	2,312
2014	13.386176	13.620468	1.75%	2,312
2013	14.849176	13.386176	-9.85%	7,421
2012	14.038950	14.849176	5.77%	8,244
2011	12.754152	14.038950	10.07%	8,982
2010	12.317775	12.754152	3.54%	4,099
2009	11.346347	12.317775	8.56%	2,671
2008	11.705089	11.346347	-3.06%	4,460

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2017	25.258281	29.930604	18.50%	0
2016	22.651912	25.258281	11.51%	0
2015	24.451509	22.651912	-7.36%	0
2014	22.098744	24.451509	10.65%	0
2013	16.559344	22.098744	33.45%	0
2012	14.688516	16.559344	12.74%	130
2011	14.497545	14.688516	1.32%	131
2010	12.926479	14.497545	12.15%	240
2009	11.142832	12.926479	16.01%	0
2008	17.332005	11.142832	-35.71%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2017	27.248879	29.919341	9.80%	1,183
2016	22.541708	27.248879	20.88%	1,341
2015	23.252270	22.541708	-3.06%	371
2014	20.308520	23.252270	14.50%	392
2013	15.871948	20.308520	27.95%	392
2012	13.864384	15.871948	14.48%	0
2011	14.194745	13.864384	-2.33%	0
2010	12.112273	14.194745	17.19%	0
2009	9.473428	12.112273	27.86%	0
2008	12.740429	9.473428	-25.64%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.151274	12.795882	14.75%	0
2016	9.754172	11.151274	14.32%	0
2015*	10.000000	9.754172	-2.46%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	15.118854	16.934247	12.01%	0
2016	14.785838	15.118854	2.25%	0
2015	15.162806	14.785838	-2.49%	0
2014	15.101908	15.162806	0.40%	0
2013	13.400106	15.101908	12.70%	2,602
2012	12.371587	13.400106	8.31%	2,723
2011	13.034055	12.371587	-5.08%	2,855
2010	12.055694	13.034055	8.12%	1,669
2009*	10.000000	12.055694	20.56%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.232765	10.793182	5.48%	0
2016	9.207819	10.232765	11.13%	0
2015*	10.000000	9.207819	-7.92%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.872784	10.036898	1.66%	0
2016	9.782161	9.872784	0.93%	0
2015*	10.000000	9.782161	-2.18%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.193589	1.94%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	15.122034	16.647301	10.09%	0
2016	11.711151	15.122034	29.13%	0
2015	12.710932	11.711151	-7.87%	0
2014	12.218031	12.710932	4.03%	0
2013*	10.000000	12.218031	22.18%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.849602	13.427947	13.32%	0
2016	10.442149	11.849602	13.48%	0
2015	10.874804	10.442149	-3.98%	0
2014*	10.000000	10.874804	8.75%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	40.820944	45.197767	10.72%	80
2016	32.960905	40.820944	23.85%	3,629
2015	34.260992	32.960905	-3.79%	3,645
2014	33.088129	34.260992	3.54%	3,845
2013	23.872229	33.088129	38.61%	3,895
2012	20.940231	23.872229	14.00%	4,080
2011	21.139501	20.940231	-0.94%	4,105
2010	17.056081	21.139501	23.94%	5,108
2009	13.849727	17.056081	23.15%	4,178
2008	20.352832	13.849727	-31.95%	4,758
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	27.074477	32.326788	19.40%	0
2016	24.663825	27.074477	9.77%	0
2015	24.823836	24.663825	-0.64%	0
2014	22.281987	24.823836	11.41%	409
2013	17.175596	22.281987	29.73%	410
2012	15.100981	17.175596	13.74%	589
2011	15.086015	15.100981	0.10%	670
2010	13.371765	15.086015	12.82%	5,585
2009	10.770291	13.371765	24.15%	44,299
2008	17.445224	10.770291	-38.26%	44,893
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2017	22.764077	28.480106	25.11%	744
2016	21.470768	22.764077	6.02%	760
2015	22.405778	21.470768	-4.17%	760
2014	21.095858	22.405778	6.21%	746
2013	17.725526	21.095858	19.01%	2,066
2012	16.339629	17.725526	8.48%	1,341
2011	15.254750	16.339629	7.11%	1,341
2010	13.461645	15.254750	13.32%	2,006
2009	11.181181	13.461645	20.40%	0
2008	16.152511	11.181181	-30.78%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2017	22.041172	27.002834	22.51%	0
2016	19.159211	22.041172	15.04%	0
2015	19.954307	19.159211	-3.98%	0
2014	19.993968	19.954307	-0.20%	0
2013	13.694790	19.993968	46.00%	0
2012	11.563432	13.694790	18.43%	0
2011	13.659578	11.563432	-15.35%	0
2010	10.600657	13.659578	28.86%	704
2009	8.557365	10.600657	23.88%	666
2008	13.961310	8.557365	-38.71%	666
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.428192	10.625809	1.90%	0
2016	9.717260	10.428192	7.32%	0
2015	9.964097	9.717260	-2.48%	0
2014	10.058270	9.964097	-0.94%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	14.106886	15.378328	9.01%	0
2016	14.992886	14.106886	-5.91%	0
2015	16.267957	14.992886	-7.84%	0
2014	16.738429	16.267957	-2.81%	0
2013	14.634999	16.738429	14.37%	0
2012	13.504340	14.634999	8.37%	0
2011	14.508845	13.504340	-6.92%	79
2010	13.034189	14.508845	11.31%	1,807
2009	11.682862	13.034189	11.57%	1,714
2008	16.864129	11.682862	-30.72%	1,514
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	13.851271	14.155629	2.20%	0
2016	13.581943	13.851271	1.98%	0
2015	13.849633	13.581943	-1.93%	0
2014	13.583375	13.849633	1.96%	0
2013	13.687508	13.583375	-0.76%	0
2012	12.697043	13.687508	7.80%	504
2011	12.638312	12.697043	0.46%	492
2010	11.849368	12.638312	6.66%	518
2009	10.011815	11.849368	18.35%	0
2008	10.994700	10.011815	-8.94%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2017	15.401425	17.112479	11.11%	0
2016	14.858201	15.401425	3.66%	0
2015	15.164901	14.858201	-2.02%	0
2014	14.773700	15.164901	2.65%	0
2013	13.250120	14.773700	11.50%	0
2012	12.055916	13.250120	9.91%	0
2011	12.291637	12.055916	-1.92%	0
2010	11.087677	12.291637	10.86%	0
2009	9.081131	11.087677	22.10%	0
2008	12.320382	9.081131	-26.29%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2017	16.067226	18.400443	14.52%	0
2016	15.416643	16.067226	4.22%	0
2015	15.723594	15.416643	-1.95%	0
2014	15.261712	15.723594	3.03%	0
2013	13.399134	15.261712	13.90%	0
2012	12.031099	13.399134	11.37%	0
2011	12.367484	12.031099	-2.72%	0
2010	10.982100	12.367484	12.61%	0
2009	8.673279	10.982100	26.62%	0
2008	13.103549	8.673279	-33.81%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2017	16.845263	20.027156	18.89%	0
2016	16.076388	16.845263	4.78%	0
2015	16.408113	16.076388	-2.02%	0
2014	15.903619	16.408113	3.17%	0
2013	13.298675	15.903619	19.59%	0
2012	11.722046	13.298675	13.45%	0
2011	12.246674	11.722046	-4.28%	0
2010	10.728285	12.246674	14.15%	0
2009	8.302910	10.728285	29.21%	0
2008	13.633841	8.302910	-39.10%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.421293	11.919833	14.38%	0
2016*	10.000000	10.421293	4.21%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	17.552257	16.809862	-4.23%	0
2016	13.346796	17.552257	31.51%	0
2015	17.098213	13.346796	-21.94%	0
2014	19.899161	17.098213	-14.08%	0
2013	16.272913	19.899161	22.28%	0
2012	15.774479	16.272913	3.16%	0
2011	16.892576	15.774479	-6.62%	219
2010	14.392471	16.892576	17.37%	0
2009	9.901301	14.392471	45.36%	0
2008	22.047199	9.901301	-55.09%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	25.250638	28.019440	10.97%	1,006
2016	21.777475	25.250638	15.95%	1,081
2015	23.087678	21.777475	-5.67%	4,975
2014	21.607082	23.087678	6.85%	4,987
2013	17.160639	21.607082	25.91%	4,977
2012	14.884062	17.160639	15.30%	4,587
2011	15.011946	14.884062	-0.85%	5,489
2010	13.262061	15.011946	13.19%	2,879
2009	10.366212	13.262061	27.94%	5,460
2008	18.403288	10.366212	-43.67%	7,576
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.247098	12.919269	14.87%	0
2016*	10.000000	11.247098	12.47%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	25.904429	34.401217	32.80%	173
2016	26.153997	25.904429	-0.95%	222
2015	24.837424	26.153997	5.30%	2,773
2014	22.714143	24.837424	9.35%	2,810
2013	16.955741	22.714143	33.96%	2,906
2012	15.047317	16.955741	12.68%	3,061
2011	15.280943	15.047317	-1.53%	3,075
2010	12.524797	15.280943	22.01%	548
2009	9.936715	12.524797	26.05%	1,261
2008	19.146049	9.936715	-48.10%	1,289
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	14.144731	14.489338	2.44%	1,080
2016	13.744097	14.144731	2.91%	1,080
2015	14.072984	13.744097	-2.34%	3,750
2014	13.527342	14.072984	4.03%	3,750
2013	14.023325	13.527342	-3.54%	3,750
2012	13.481898	14.023325	4.02%	3,673
2011	12.787043	13.481898	5.43%	3,673
2010	12.070664	12.787043	5.93%	2,165
2009	10.612749	12.070664	13.74%	2,159
2008	11.160695	10.612749	-4.91%	2,406
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	39.493541	46.892314	18.73%	552
2016	35.822143	39.493541	10.25%	583
2015	36.969835	35.822143	-3.10%	2,005
2014	35.397752	36.969835	4.44%	2,040
2013	26.449304	35.397752	33.83%	3,280
2012	23.439599	26.449304	12.84%	3,164
2011	26.692806	23.439599	-12.19%	3,715
2010	21.076944	26.692806	26.64%	4,718
2009	15.311304	21.076944	37.66%	6,202
2008	25.739378	15.311304	-40.51%	2,573

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	20.920479	26.787398	28.04%	120
2016	22.419319	20.920479	-6.69%	158
2015	22.034401	22.419319	1.75%	183
2014	24.393917	22.034401	-9.67%	212
2013	19.025804	24.393917	28.21%	287
2012	16.046218	19.025804	18.57%	408
2011	19.707514	16.046218	-18.58%	419
2010	17.732455	19.707514	11.14%	430
2009	14.262765	17.732455	24.33%	443
2008	25.839336	14.262765	-44.80%	443
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017	12.059454	12.327091	2.22%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	31.973624	37.506441	17.30%	0
2016	29.704945	31.973624	7.64%	0
2015	31.151190	29.704945	-4.64%	0
2014	29.691748	31.151190	4.92%	0
2013	23.154657	29.691748	28.23%	0
2012	18.500854	23.154657	25.15%	581
2011	20.648197	18.500854	-10.40%	619
2010	16.592308	20.648197	24.44%	748
2009	10.718880	16.592308	54.80%	599
2008	22.339573	10.718880	-52.02%	636
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	12.866376	14.192095	10.30%	0
2016	11.540652	12.866376	11.49%	0
2015	12.492611	11.540652	-7.62%	0
2014	12.331646	12.492611	1.31%	0
2013	10.114985	12.331646	21.91%	0
2012	8.904117	10.114985	13.60%	0
2011	9.181002	8.904117	-3.02%	0
2010	8.453884	9.181002	8.60%	0
2009	6.589253	8.453884	28.30%	0
2008*	10.000000	6.589253	-34.11%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	15.510527	16.756432	8.03%	365
2016	13.809495	15.510527	12.32%	466
2015	15.083890	13.809495	-8.45%	509
2014	14.637928	15.083890	3.05%	537
2013	13.042512	14.637928	12.23%	537
2012	11.754372	13.042512	10.96%	0
2011	11.655097	11.754372	0.85%	0
2010	10.501643	11.655097	10.98%	0
2009	7.862729	10.501643	33.56%	0
2008	11.347958	7.862729	-30.71%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2017	27.355382	32.486098	18.76%	746
2016	23.931599	27.355382	14.31%	4,693
2015	25.215932	23.931599	-5.09%	4,713
2014	23.546012	25.215932	7.09%	4,738
2013	18.432121	23.546012	27.74%	6,101
2012	16.714159	18.432121	10.28%	6,448
2011	16.007845	16.714159	4.41%	7,139
2010	13.470559	16.007845	18.84%	22,636
2009	11.654333	13.470559	15.58%	22,513
2008	16.230465	11.654333	-28.19%	22,513
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	37.978092	41.394850	9.00%	0
2016	29.614719	37.978092	28.24%	0
2015	32.463879	29.614719	-8.78%	0
2014	32.771185	32.463879	-0.94%	0
2013	24.420447	32.771185	34.20%	0
2012	20.942325	24.420447	16.61%	307
2011	22.091312	20.942325	-5.20%	549
2010	17.491065	22.091312	26.30%	577
2009	13.748819	17.491065	27.22%	47
2008	20.838949	13.748819	-34.02%	47
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.551041	11.826931	38.31%	0
2016	7.391644	8.551041	15.69%	0
2015	9.334052	7.391644	-20.81%	0
2014*	10.000000	9.334052	-6.66%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	21.222955	24.395312	14.95%	188
2016	20.102833	21.222955	5.57%	247
2015	21.826142	20.102833	-7.90%	285
2014	24.934233	21.826142	-12.47%	331
2013	20.585234	24.934233	21.13%	449
2012	17.676481	20.585234	16.46%	638
2011	20.080770	17.676481	-11.97%	655
2010	18.805431	20.080770	6.78%	672
2009	13.931292	18.805431	34.99%	714
2008	23.722483	13.931292	-41.27%	714
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.338287	9.375742	0.40%	3,323
2016	9.209481	9.338287	1.40%	3,323
2015	9.770332	9.209481	-5.74%	3,515
2014	9.740559	9.770332	0.31%	3,515

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	11.148591	12.421727	11.42%	0
2016	10.847392	11.148591	2.78%	0
2015	11.692785	10.847392	-7.23%	0
2014	11.420270	11.692785	2.39%	0
2013	10.209122	11.420270	11.86%	0
2012*	10.000000	10.209122	2.09%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	10.031763	10.244811	2.12%	0
2016	10.233604	10.031763	-1.97%	0
2015	10.200841	10.233604	0.32%	0
2014	9.895117	10.200841	3.09%	0
2013*	10.000000	9.895117	-1.05%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	14.653071	18.335037	25.13%	308
2016	14.581503	14.653071	0.49%	361
2015	14.132255	14.581503	3.18%	395
2014	13.263987	14.132255	6.55%	436
2013	9.632563	13.263987	37.70%	541
2012*	10.000000	9.632563	-3.67%	709
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	13.570814	15.326642	12.94%	0
2016	12.174429	13.570814	11.47%	0
2015	12.912582	12.174429	-5.72%	0
2014	12.584499	12.912582	2.61%	0
2013	9.945246	12.584499	26.54%	0
2012*	10.000000	9.945246	-0.55%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.688889	16.469809	20.32%	0
2016	13.817684	13.688889	-0.93%	0
2015	13.883485	13.817684	-0.47%	0
2014	13.088199	13.883485	6.08%	0
2013	9.727018	13.088199	34.56%	0
2012*	10.000000	9.727018	-2.73%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	13.557910	15.795509	16.50%	330
2016	14.126617	13.557910	-4.03%	421
2015	15.647829	14.126617	-9.72%	460
2014	16.769076	15.647829	-6.69%	485
2013	13.605136	16.769076	23.26%	485
2012	11.590239	13.605136	17.38%	0
2011	12.680130	11.590239	-8.60%	0
2010	11.845474	12.680130	7.05%	0
2009*	10.000000	11.845474	18.45%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	12.436864	13.069000	5.08%	0
2016	10.866746	12.436864	14.45%	0
2015	11.799816	10.866746	-7.91%	0
2014	11.755603	11.799816	0.38%	0
2013	10.800595	11.755603	8.84%	0
2012*	10.000000	10.800595	8.01%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	13.264130	16.579945	25.00%	0
2016	12.689521	13.264130	4.53%	0
2015	13.673097	12.689521	-7.19%	0
2014	12.868630	13.673097	6.25%	0
2013	10.054450	12.868630	27.99%	0
2012*	10.000000	10.054450	0.54%	0
Janus Henderson VIT Balanced Portfolio: Service Sharess - Q/NQ
2017	23.929969	27.846885	16.37%	0
2016	23.286565	23.929969	2.76%	0
2015	23.544536	23.286565	-1.10%	0
2014	22.083732	23.544536	6.61%	0
2013	18.714051	22.083732	18.01%	2,500
2012	16.758290	18.714051	11.67%	3,204
2011	16.785495	16.758290	-0.16%	3,251
2010	15.761251	16.785495	6.50%	3,313
2009	12.741602	15.761251	23.70%	3,222
2008	15.410684	12.741602	-17.32%	3,268
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.840496	10.018299	1.81%	0
2016	9.772826	9.840496	0.69%	0
2015*	10.000000	9.772826	-2.27%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	32.781337	41.977201	28.05%	0
2016	32.645068	32.781337	0.42%	0
2015	29.607804	32.645068	10.26%	0
2014	27.712084	29.607804	6.84%	0
2013	21.494993	27.712084	28.92%	1,216
2012	17.619325	21.494993	22.00%	1,728
2011	19.221411	17.619325	-8.33%	1,728
2010	18.326532	19.221411	4.88%	3,488
2009	12.742191	18.326532	43.83%	1,216
2008	23.229688	12.742191	-45.15%	1,216
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	16.515750	23.575829	42.75%	0
2016	14.726675	16.515750	12.15%	0
2015	14.287203	14.726675	3.08%	0
2014	13.264828	14.287203	7.71%	0
2013	9.946570	13.264828	33.36%	0
2012*	10.000000	9.946570	-0.53%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	24.342252	31.364673	28.85%	0
2016	26.488693	24.342252	-8.10%	0
2015	29.488521	26.488693	-10.17%	0
2014	34.059408	29.488521	-13.42%	0
2013	30.256865	34.059408	12.57%	893
2012	27.141314	30.256865	11.48%	908
2011	40.723440	27.141314	-33.35%	0
2010	33.069771	40.723440	23.14%	0
2009	18.748459	33.069771	76.39%	0
2008	39.845727	18.748459	-52.95%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.649942	10.891574	25.91%	0
2016	7.270472	8.649942	18.97%	0
2015	9.233048	7.270472	-21.26%	0
2014	9.829484	9.233048	-6.07%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.960942	10.191052	2.31%	0
2016*	10.000000	9.960942	-0.39%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	13.373104	16.641860	24.44%	0
2016	12.478260	13.373104	7.17%	0
2015	12.946089	12.478260	-3.61%	0
2014	14.208095	12.946089	-8.88%	0
2013	10.214213	14.208095	39.10%	0
2012*	10.000000	10.214213	2.14%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	30.388282	35.126836	15.59%	789
2016	27.114479	30.388282	12.07%	862
2015	27.786939	27.114479	-2.42%	289
2014	25.598429	27.786939	8.55%	290
2013	19.165838	25.598429	33.56%	290
2012	16.791481	19.165838	14.14%	1,254
2011	17.126545	16.791481	-1.96%	2,660
2010	15.633669	17.126545	9.55%	2,808
2009	12.961686	15.633669	20.61%	2,383
2008	19.565668	12.961686	-33.75%	3,235
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	15.911391	19.876965	24.92%	1,467
2016	15.555483	15.911391	2.29%	1,566
2015	14.853591	15.555483	4.73%	1,608
2014	14.910887	14.853591	-0.38%	1,636
2013	11.860324	14.910887	25.72%	1,636
2012	10.386610	11.860324	14.19%	1,108
2011	10.735263	10.386610	-3.25%	1,108
2010*	10.000000	10.735263	7.35%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	10.138175	12.792889	26.19%	0
2016	9.724070	10.138175	4.26%	0
2015*	10.000000	9.724070	-2.76%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	13.245104	13.816046	4.31%	1,156
2016	12.701917	13.245104	4.28%	1,156
2015	13.003569	12.701917	-2.32%	1,156
2014	12.273072	13.003569	5.95%	1,156
2013	12.532676	12.273072	-2.07%	4,033
2012	11.652746	12.532676	7.55%	4,116
2011	11.223266	11.652746	3.83%	4,207
2010	10.662845	11.223266	5.26%	4,608
2009	9.896836	10.662845	7.74%	3,712
2008	11.220751	9.896836	-11.80%	3,969
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	23.612012	25.488248	7.95%	0
2016	21.677004	23.612012	8.93%	0
2015	22.268862	21.677004	-2.66%	0
2014	21.972889	22.268862	1.35%	0
2013	24.448335	21.972889	-10.13%	0
2012	21.057297	24.448335	16.10%	0
2011	20.000240	21.057297	5.29%	0
2010	18.502313	20.000240	8.10%	0
2009	14.436666	18.502313	28.16%	0
2008	17.238977	14.436666	-16.26%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.302939	10.313322	10.86%	0
2016	8.214694	9.302939	13.25%	0
2015*	10.000000	8.214694	-17.85%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	16.674424	19.302482	15.76%	0
2016	15.249567	16.674424	9.34%	0
2015	16.677082	15.249567	-8.56%	0
2014	17.287894	16.677082	-3.53%	0
2013	13.304255	17.287894	29.94%	0
2012	11.014999	13.304255	20.78%	0
2011	11.285203	11.014999	-2.39%	0
2010*	10.000000	11.285203	12.85%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	24.851422	26.545270	6.82%	1,780
2016	20.986864	24.851422	18.41%	1,852
2015	22.296873	20.986864	-5.88%	772
2014	20.041485	22.296873	11.25%	775
2013	15.452427	20.041485	29.70%	1,775
2012	13.708059	15.452427	12.73%	1,150
2011	13.849007	13.708059	-1.02%	1,891
2010	12.425615	13.849007	11.46%	1,151
2009*	10.000000	12.425615	24.26%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	15.406496	17.572831	14.06%	10,500
2016	14.349082	15.406496	7.37%	11,224
2015	14.425632	14.349082	-0.53%	6,307
2014	13.949176	14.425632	3.42%	6,711
2013	11.486841	13.949176	21.44%	6,963
2012	10.078216	11.486841	13.98%	6,784
2011	10.137186	10.078216	-0.58%	7,396
2010	9.187384	10.137186	10.34%	0
2009	7.557697	9.187384	21.56%	0
2008	10.926297	7.557697	-30.83%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	11.503572	11.695426	1.67%	7,913
2016	11.376737	11.503572	1.11%	7,755
2015	11.576733	11.376737	-1.73%	8,040
2014	11.195652	11.576733	3.40%	8,217
2013	11.666419	11.195652	-4.04%	8,379
2012	11.284076	11.666419	3.39%	7,766
2011	10.835256	11.284076	4.14%	7,798
2010	10.378523	10.835256	4.40%	1,227
2009	9.395078	10.378523	10.47%	1,227
2008	10.582931	9.395078	-11.22%	1,227
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	15.802297	20.386306	29.01%	0
2016	16.012287	15.802297	-1.31%	0
2015	15.257817	16.012287	4.94%	0
2014	15.210958	15.257817	0.31%	0
2013	12.004302	15.210958	26.71%	0
2012	9.982671	12.004302	20.25%	0
2011	11.174715	9.982671	-10.67%	0
2010	10.192912	11.174715	9.63%	0
2009	7.307804	10.192912	39.48%	0
2008	12.090799	7.307804	-39.56%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	16.432296	20.685959	25.89%	1,026
2016	15.295493	16.432296	7.43%	1,026
2015	14.590661	15.295493	4.83%	1,026
2014	13.707124	14.590661	6.45%	1,026
2013	10.736608	13.707124	27.67%	1,026
2012	9.284769	10.736608	15.64%	1,026
2011	9.889514	9.284769	-6.12%	1,026
2010	8.494561	9.889514	16.42%	0
2009	6.213995	8.494561	36.70%	0
2008	11.308815	6.213995	-45.05%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	14.462890	17.370424	20.10%	4,848
2016	13.217109	14.462890	9.43%	5,736
2015	13.274140	13.217109	-0.43%	6,146
2014	12.225884	13.274140	8.57%	6,695
2013	9.334537	12.225884	30.97%	7,396
2012	8.095662	9.334537	15.30%	8,619
2011	8.406630	8.095662	-3.70%	11,497
2010	7.690526	8.406630	9.31%	0
2009	5.974146	7.690526	28.73%	0
2008	9.792857	5.974146	-38.99%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	26.607320	30.845341	15.93%	0
2016	22.974020	26.607320	15.81%	0
2015	24.949517	22.974020	-7.92%	0
2014	23.253744	24.949517	7.29%	0
2013	17.448408	23.253744	33.27%	0
2012	14.990766	17.448408	16.39%	414
2011	15.616731	14.990766	-4.01%	433
2010	13.733204	15.616731	13.72%	1,672
2009	10.869643	13.733204	26.34%	0
2008	17.577757	10.869643	-38.16%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.402992	10.969763	16.66%	0
2016	9.270047	9.402992	1.43%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	21.771415	22.894825	5.16%	0
2016	19.361187	21.771415	12.45%	0
2015	20.182268	19.361187	-4.07%	0
2014	19.980044	20.182268	1.01%	0
2013	18.944494	19.980044	5.47%	0
2012	16.789652	18.944494	12.83%	257
2011	16.417942	16.789652	2.26%	1,050
2010	14.730201	16.417942	11.46%	1,052
2009	10.242829	14.730201	43.81%	797
2008	14.440825	10.242829	-29.07%	800

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	14.134119	17.370004	22.89%	0
2016	12.637235	14.134119	11.85%	0
2015	12.984574	12.637235	-2.68%	0
2014	12.370862	12.984574	4.96%	0
2013	8.750033	12.370862	41.38%	0
2012	7.603512	8.750033	15.08%	0
2011	8.737524	7.603512	-12.98%	0
2010	7.687700	8.737524	13.66%	0
2009	5.102388	7.687700	50.67%	0
2008*	10.000000	5.102388	-48.98%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	15.897534	18.535448	16.59%	0
2016	14.657267	15.897534	8.46%	0
2015	14.943004	14.657267	-1.91%	0
2014	13.727804	14.943004	8.85%	0
2013	10.058850	13.727804	36.47%	0
2012	9.168679	10.058850	9.71%	0
2011	9.622260	9.168679	-4.71%	0
2010	7.905921	9.622260	21.71%	0
2009	6.114345	7.905921	29.30%	0
2008*	10.000000	6.114345	-38.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	13.087676	15.444374	18.01%	0
2016	12.260961	13.087676	6.74%	0
2015	12.669896	12.260961	-3.23%	0
2014	12.309310	12.669896	2.93%	0
2013	9.651801	12.309310	27.53%	0
2012	8.436374	9.651801	14.41%	0
2011	9.148112	8.436374	-7.78%	0
2010	8.079041	9.148112	13.23%	0
2009	6.348539	8.079041	27.26%	0
2008*	10.000000	6.348539	-36.51%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.753355	14.076568	10.38%	0
2016	12.201732	12.753355	4.52%	0
2015	12.520180	12.201732	-2.54%	0
2014	12.187106	12.520180	2.73%	0
2013	10.790994	12.187106	12.94%	0
2012	9.864594	10.790994	9.39%	0
2011	10.151038	9.864594	-2.82%	0
2010	9.334244	10.151038	8.75%	0
2009	7.908776	9.334244	18.02%	0
2008*	10.000000	7.908776	-20.91%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	13.109852	14.954874	14.07%	0
2016	12.400975	13.109852	5.72%	0
2015	12.759356	12.400975	-2.81%	0
2014	12.372459	12.759356	3.13%	0
2013	10.359815	12.372459	19.43%	0
2012	9.255266	10.359815	11.93%	0
2011	9.731444	9.255266	-4.89%	0
2010	8.790510	9.731444	10.70%	0
2009	7.187575	8.790510	22.30%	0
2008*	10.000000	7.187575	-28.12%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.892951	12.459936	4.77%	0
2016	11.541168	11.892951	3.05%	0
2015	11.803545	11.541168	-2.22%	0
2014	11.596375	11.803545	1.79%	0
2013	11.219522	11.596375	3.36%	64,840
2012	10.596201	11.219522	5.88%	0
2011	10.607527	10.596201	-0.11%	0
2010	10.083319	10.607527	5.20%	0
2009	9.057536	10.083319	11.33%	0
2008*	10.000000	9.057536	-9.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.674097	12.066988	13.05%	0
2016	10.265765	10.674097	3.98%	0
2015	10.889702	10.265765	-5.73%	0
2014	10.811191	10.889702	0.73%	0
2013*	10.000000	10.811191	8.11%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.679797	12.391690	16.03%	0
2016	10.207837	10.679797	4.62%	0
2015	10.894591	10.207837	-6.30%	0
2014	10.949532	10.894591	-0.50%	0
2013*	10.000000	10.949532	9.50%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.964251	14.554241	12.26%	0
2016	12.330186	12.964251	5.14%	0
2015	12.652825	12.330186	-2.55%	0
2014	12.284112	12.652825	3.00%	0
2013	10.586292	12.284112	16.04%	0
2012	9.564729	10.586292	10.68%	6,842
2011	9.941983	9.564729	-3.79%	6,842
2010	9.062813	9.941983	9.70%	6,842
2009	7.544912	9.062813	20.12%	6,842
2008*	10.000000	7.544912	-24.55%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	13.047898	15.175152	16.30%	0
2016	12.311451	13.047898	5.98%	0
2015	12.690284	12.311451	-2.99%	0
2014	12.321460	12.690284	2.99%	0
2013	10.065473	12.321460	22.41%	0
2012	8.918301	10.065473	12.86%	0
2011	9.497527	8.918301	-6.10%	0
2010	8.509389	9.497527	11.61%	0
2009	6.824993	8.509389	24.68%	0
2008*	10.000000	6.824993	-31.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.557554	13.592532	8.24%	0
2016	12.026908	12.557554	4.41%	0
2015	12.341521	12.026908	-2.55%	0
2014	12.038041	12.341521	2.52%	0
2013	10.986603	12.038041	9.57%	0
2012	10.136240	10.986603	8.39%	0
2011	10.318164	10.136240	-1.76%	0
2010	9.607347	10.318164	7.40%	0
2009	8.288260	9.607347	15.92%	0
2008*	10.000000	8.288260	-17.12%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	12.290443	12.612591	2.62%	0
2016	11.882352	12.290443	3.43%	0
2015	12.170461	11.882352	-2.37%	0
2014	11.803521	12.170461	3.11%	0
2013	12.243899	11.803521	-3.60%	0
2012	11.565384	12.243899	5.87%	0
2011	11.051586	11.565384	4.65%	689
2010	10.507651	11.051586	5.18%	735
2009	9.823684	10.507651	6.96%	1,749
2008*	10.000000	9.823684	-1.76%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	13.154782	13.446111	2.21%	0
2016	12.923440	13.154782	1.79%	2,815
2015	13.188452	12.923440	-2.01%	3,187
2014	12.766100	13.188452	3.31%	3,187
2013	13.231603	12.766100	-3.52%	3,187
2012	12.540931	13.231603	5.51%	3,509
2011	12.005371	12.540931	4.46%	3,915
2010	11.273445	12.005371	6.49%	4,315
2009	9.829489	11.273445	14.69%	0
2008*	10.000000	9.829489	-1.71%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	12.040008	13.981042	16.12%	0
2016	10.973279	12.040008	9.72%	0
2015	11.503799	10.973279	-4.61%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.580162	12.984767	12.13%	0
2016	10.808234	11.580162	7.14%	0
2015	11.169585	10.808234	-3.24%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	26.562104	36.950581	39.11%	0
2016	25.089180	26.562104	5.87%	0
2015	30.407499	25.089180	-17.49%	0
2014	32.747134	30.407499	-7.14%	0
2013	33.103845	32.747134	-1.08%	0
2012	28.728074	33.103845	15.23%	0
2011	37.679386	28.728074	-23.76%	0
2010	33.001367	37.679386	14.18%	0
2009	20.543325	33.001367	60.64%	0
2008	49.576391	20.543325	-58.56%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	12.632400	12.702788	0.56%	0
2016	12.729829	12.632400	-0.77%	0
2015	12.937757	12.729829	-1.61%	0
2014	12.560856	12.937757	3.00%	0
2013	13.291183	12.560856	-5.49%	3,612
2012	13.093826	13.291183	1.51%	4,603
2011	12.393502	13.093826	5.65%	4,693
2010	12.008019	12.393502	3.21%	3,533
2009	11.871712	12.008019	1.15%	2,943
2008	11.188756	11.871712	6.10%	3,055
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	9.432569	9.330622	-1.08%	6,423
2016	9.575089	9.432569	-1.49%	8,432
2015	9.720901	9.575089	-1.50%	8,826
2014	9.868932	9.720901	-1.50%	9,319
2013	10.019216	9.868932	-1.50%	9,444
2012	10.172213	10.019216	-1.50%	16,574
2011	10.326678	10.172213	-1.50%	49,742
2010	10.483924	10.326678	-1.50%	29,992
2009	10.639112	10.483924	-1.46%	0
2008	10.583772	10.639112	0.52%	30,182
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	8.332151	10.429714	25.17%	0
2016	8.405428	8.332151	-0.87%	0
2015	8.817441	8.405428	-4.67%	400
2014	9.016627	8.817441	-2.21%	400
2013	7.786405	9.016627	15.80%	400
2012	6.860618	7.786405	13.49%	0
2011	7.738784	6.860618	-11.35%	0
2010	6.952510	7.738784	11.31%	0
2009	5.452556	6.952510	27.51%	5,865
2008*	10.000000	5.452556	-45.47%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	9.301272	11.402898	22.60%	0
2016	9.393399	9.301272	-0.98%	0
2015	9.670779	9.393399	-2.87%	0
2014	10.465650	9.670779	-7.60%	0
2013	8.780151	10.465650	19.20%	0
2012	7.540827	8.780151	16.43%	0
2011	8.784189	7.540827	-14.15%	0
2010	8.303543	8.784189	5.79%	0
2009	6.554722	8.303543	26.68%	0
2008	11.693487	6.554722	-43.95%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	25.539133	29.793487	16.66%	14,909
2016	23.684562	25.539133	7.83%	15,202
2015	24.287676	23.684562	-2.48%	21,334
2014	23.486640	24.287676	3.41%	22,516
2013	18.738447	23.486640	25.34%	26,410
2012	16.414092	18.738447	14.16%	52,804
2011	17.345471	16.414092	-5.37%	59,743
2010	15.362132	17.345471	12.91%	61,622
2009	12.260523	15.362132	25.30%	40,125
2008	19.708994	12.260523	-37.79%	41,957
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	15.814908	17.312336	9.47%	0
2016	15.103185	15.814908	4.71%	0
2015	15.359866	15.103185	-1.67%	0
2014	14.910100	15.359866	3.02%	0
2013	13.345609	14.910100	11.72%	0
2012	12.386680	13.345609	7.74%	0
2011	12.464635	12.386680	-0.63%	0
2010	11.523426	12.464635	8.17%	0
2009*	10.000000	11.523426	15.23%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	18.244283	20.632705	13.09%	0
2016	17.190894	18.244283	6.13%	0
2015	17.546007	17.190894	-2.02%	0
2014	16.930775	17.546007	3.63%	0
2013	14.384375	16.930775	17.70%	0
2012	13.010184	14.384375	10.56%	0
2011	13.332645	13.010184	-2.42%	0
2010	12.082047	13.332645	10.35%	0
2009*	10.000000	12.082047	20.82%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	14.290880	14.877056	4.10%	0
2016	13.914635	14.290880	2.70%	0
2015	14.089226	13.914635	-1.24%	0
2014	13.768156	14.089226	2.33%	0
2013	13.333587	13.768156	3.26%	0
2012	12.870975	13.333587	3.59%	167
2011	12.694481	12.870975	1.39%	178
2010	12.170590	12.694481	4.30%	5,020
2009	11.326919	12.170590	7.45%	198
2008	12.236402	11.326919	-7.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.662339	11.976497	12.33%	0
2016	10.239809	10.662339	4.13%	0
2015	10.743986	10.239809	-4.69%	0
2014	10.646159	10.743986	0.92%	0
2013*	10.000000	10.646159	6.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.720903	12.351930	15.21%	0
2016	10.176380	10.720903	5.35%	0
2015	10.756801	10.176380	-5.40%	0
2014	10.734514	10.756801	0.21%	0
2013*	10.000000	10.734514	7.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	20.089701	22.347330	11.24%	11,155
2016	19.035115	20.089701	5.54%	15,149
2015	19.389892	19.035115	-1.83%	19,917
2014	18.715490	19.389892	3.60%	21,180
2013	16.291577	18.715490	14.88%	23,948
2012	14.926410	16.291577	9.15%	23,954
2011	15.159363	14.926410	-1.54%	32,888
2010	13.875751	15.159363	9.25%	24,027
2009	11.824394	13.875751	17.35%	11,497
2008	15.630125	11.824394	-24.35%	33,885
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	23.236412	26.706428	14.93%	2,898
2016	21.744996	23.236412	6.86%	12,433
2015	22.238462	21.744996	-2.22%	14,153
2014	21.510824	22.238462	3.38%	14,476
2013	17.845023	21.510824	20.54%	13,413
2012	15.925956	17.845023	12.05%	24,095
2011	16.519284	15.925956	-3.59%	24,518
2010	14.863119	16.519284	11.14%	14,642
2009	12.130524	14.863119	22.53%	9,254
2008	17.950280	12.130524	-32.42%	9,829

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	17.239551	18.545900	7.58%	54
2016	16.557122	17.239551	4.12%	855
2015	16.814401	16.557122	-1.53%	855
2014	16.298023	16.814401	3.17%	856
2013	14.974615	16.298023	8.84%	857
2012	14.071828	14.974615	6.42%	5,077
2011	13.996960	14.071828	0.53%	5,078
2010	13.094807	13.996960	6.89%	13,254
2009	11.604444	13.094807	12.84%	14,173
2008	13.867459	11.604444	-16.32%	16,616
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	23.315796	29.183939	25.17%	543
2016	22.908312	23.315796	1.78%	592
2015	22.187207	22.908312	3.25%	624
2014	20.748524	22.187207	6.93%	662
2013	15.456042	20.748524	34.24%	4,361
2012	13.250874	15.456042	16.64%	6,383
2011	13.796473	13.250874	-3.95%	8,819
2010	12.907173	13.796473	6.89%	17,476
2009*	10.000000	12.907173	29.07%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.228794	11.844396	15.79%	0
2016	9.566444	10.228794	6.92%	0
2015	9.935392	9.566444	-3.71%	0
2014*	10.000000	9.935392	-0.65%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.832909	12.986108	19.88%	0
2016	9.993562	10.832909	8.40%	0
2015	10.131414	9.993562	-1.36%	0
2014*	10.000000	10.131414	1.31%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	38.682052	44.115898	14.05%	0
2016	32.645829	38.682052	18.49%	0
2015	34.004748	32.645829	-4.00%	0
2014	31.550414	34.004748	7.78%	187
2013	24.074509	31.550414	31.05%	187
2012	20.806439	24.074509	15.71%	269
2011	21.674104	20.806439	-4.00%	285
2010	17.435491	21.674104	24.31%	1,679
2009	12.943537	17.435491	34.70%	324
2008	20.682540	12.943537	-37.42%	1,190

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	15.652937	16.395016	4.74%	0
2016	14.625971	15.652937	7.02%	2,584
2015	15.290661	14.625971	-4.35%	2,925
2014	14.943173	15.290661	2.33%	2,925
2013	15.343265	14.943173	-2.61%	2,925
2012	13.877508	15.343265	10.56%	3,221
2011	13.347795	13.877508	3.97%	3,594
2010	12.253659	13.347795	8.93%	3,961
2009	10.001778	12.253659	22.51%	0
2008	12.276967	10.001778	-18.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	10.054717	12.433532	23.66%	0
2016	10.466118	10.054717	-3.93%	0
2015	10.695524	10.466118	-2.14%	0
2014	11.007230	10.695524	-2.83%	0
2013	9.229482	11.007230	19.26%	0
2012	8.111439	9.229482	13.78%	0
2011	9.111599	8.111439	-10.98%	0
2010	8.128145	9.111599	12.10%	0
2009	6.062787	8.128145	34.07%	0
2008*	10.000000	6.062787	-39.37%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	14.877250	17.957187	20.70%	0
2016	14.386537	14.877250	3.41%	0
2015	15.430519	14.386537	-6.77%	0
2014	17.343951	15.430519	-11.03%	0
2013	14.546079	17.343951	19.23%	0
2012	12.617124	14.546079	15.29%	0
2011	15.324262	12.617124	-17.67%	0
2010	14.691447	15.324262	4.31%	0
2009	11.516747	14.691447	27.57%	0
2008	21.846587	11.516747	-47.28%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	14.572048	18.642992	27.94%	70
2016	14.504696	14.572048	0.46%	70
2015	14.278705	14.504696	1.58%	71
2014	13.160554	14.278705	8.50%	71
2013	9.940116	13.160554	32.40%	1,745
2012	8.689350	9.940116	14.39%	1,830
2011	9.116094	8.689350	-4.68%	1,837
2010	8.022668	9.116094	13.63%	16,260
2009	6.296627	8.022668	27.41%	0
2008*	10.000000	6.296627	-37.03%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	14.736777	16.601160	12.65%	0
2016	12.891985	14.736777	14.31%	5,846
2015	13.554112	12.891985	-4.89%	5,846
2014	12.481965	13.554112	8.59%	5,846
2013	9.384732	12.481965	33.00%	5,846
2012	8.102602	9.384732	15.82%	5,846
2011	8.759418	8.102602	-7.50%	5,846
2010	7.887411	8.759418	11.06%	9,966
2009	6.284757	7.887411	25.50%	9,971
2008*	10.000000	6.284757	-37.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	14.670243	18.428096	25.62%	203
2016	14.042679	14.670243	4.47%	204
2015	14.305996	14.042679	-1.84%	204
2014	14.002987	14.305996	2.16%	205
2013	10.256516	14.002987	36.53%	206
2012	9.082922	10.256516	12.92%	207
2011	9.650508	9.082922	-5.88%	208
2010	7.746878	9.650508	24.57%	351
2009	6.207089	7.746878	24.81%	1,376
2008*	10.000000	6.207089	-37.93%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	19.066812	21.380800	12.14%	0
2016	16.460353	19.066812	15.83%	0
2015	17.207586	16.460353	-4.34%	0
2014	14.928741	17.207586	15.26%	0
2013	11.170595	14.928741	33.64%	0
2012	9.747754	11.170595	14.60%	0
2011	10.131081	9.747754	-3.78%	0
2010	8.597378	10.131081	17.84%	0
2009	6.689909	8.597378	28.51%	1,203
2008*	10.000000	6.689909	-33.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	23.770158	29.185564	22.78%	143
2016	22.331628	23.770158	6.44%	169
2015	22.552272	22.331628	-0.98%	185
2014	22.328965	22.552272	1.00%	205
2013	15.747665	22.328965	41.79%	255
2012	14.137076	15.747665	11.39%	336
2011	14.476589	14.137076	-2.35%	343
2010	11.747672	14.476589	23.23%	286
2009	9.377241	11.747672	25.28%	294
2008	17.807128	9.377241	-47.34%	294

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	38.741715	41.502630	7.13%	32
2016	31.310190	38.741715	23.74%	32
2015	33.920408	31.310190	-7.70%	108
2014	32.254860	33.920408	5.16%	108
2013	23.385855	32.254860	37.92%	109
2012	19.735508	23.385855	18.50%	349
2011	21.191064	19.735508	-6.87%	362
2010	17.010167	21.191064	24.58%	339
2009	13.720947	17.010167	23.97%	0
2008	20.576528	13.720947	-33.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	34.873514	38.886062	11.51%	0
2016	28.890179	34.873514	20.71%	0
2015	29.896743	28.890179	-3.37%	0
2014	30.184230	29.896743	-0.95%	0
2013	21.802509	30.184230	38.44%	835
2012	19.210199	21.802509	13.49%	866
2011	20.703615	19.210199	-7.21%	1,163
2010	16.817669	20.703615	23.11%	604
2009	12.700907	16.817669	32.41%	604
2008	20.917473	12.700907	-39.28%	891
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	24.040613	28.475291	18.45%	0
2016	21.955863	24.040613	9.50%	0
2015	22.143658	21.955863	-0.85%	0
2014	20.105154	22.143658	10.14%	0
2013	15.606084	20.105154	28.83%	0
2012	13.917143	15.606084	12.14%	152
2011	14.075410	13.917143	-1.12%	152
2010	12.620735	14.075410	11.53%	152
2009	10.204910	12.620735	23.67%	0
2008	17.744200	10.204910	-42.49%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	13.717662	14.342575	4.56%	0
2016	12.993423	13.717662	5.57%	0
2015	13.982783	12.993423	-7.08%	118
2014	11.038053	13.982783	26.68%	118
2013	10.911512	11.038053	1.16%	1,667
2012	9.584620	10.911512	13.84%	2,209
2011	9.167515	9.584620	4.55%	2,757
2010	7.169085	9.167515	27.88%	2,293
2009	5.576620	7.169085	28.56%	1,686
2008*	10.000000	5.576620	-44.23%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	14.197199	16.953077	19.41%	1,695
2016	12.938332	14.197199	9.73%	1,852
2015	13.012667	12.938332	-0.57%	0
2014	11.683009	13.012667	11.38%	0
2013*	10.000000	11.683009	16.83%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	10.311469	10.317615	0.06%	0
2016	10.213574	10.311469	0.96%	0
2015	10.404610	10.213574	-1.84%	0
2014	10.511125	10.404610	-1.01%	0
2013	10.659964	10.511125	-1.40%	0
2012	10.454338	10.659964	1.97%	0
2011	10.477107	10.454338	-0.22%	9,729
2010	10.385334	10.477107	0.88%	0
2009	9.843634	10.385334	5.50%	0
2008*	10.000000	9.843634	-1.56%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	14.420425	16.219117	12.47%	0
2016	12.111608	14.420425	19.06%	0
2015	12.927151	12.111608	-6.31%	0
2014	12.552670	12.927151	2.98%	0
2013*	10.000000	12.552670	25.53%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	13.855431	16.748820	20.88%	0
2016	13.910722	13.855431	-0.40%	0
2015	14.696173	13.910722	-5.34%	0
2014	16.243345	14.696173	-9.52%	0
2013	13.731408	16.243345	18.29%	0
2012	11.659822	13.731408	17.77%	0
2011	13.516785	11.659822	-13.74%	0
2010	12.903630	13.516785	4.75%	0
2009*	10.000000	12.903630	29.04%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	30.493686	37.415735	22.70%	0
2016	29.719936	30.493686	2.60%	0
2015	29.875327	29.719936	-0.52%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	10.265409	10.201969	-0.62%	1,281
2016	10.295782	10.265409	-0.30%	1,281
2015	10.433394	10.295782	-1.32%	1,281
2014	10.528057	10.433394	-0.90%	1,281
2013	10.622869	10.528057	-0.89%	1,281
2012	10.310247	10.622869	3.03%	3,487
2011	10.436686	10.310247	-1.21%	3,433
2010	10.063733	10.436686	3.71%	3,506
2009	9.015480	10.063733	11.63%	1,666
2008	10.572577	9.015480	-14.73%	1,690
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	26.042701	30.380935	16.66%	0
2016	24.064892	26.042701	8.22%	0
2015	24.545161	24.064892	-1.96%	0
2014	22.575200	24.545161	8.73%	0
2013	16.655724	22.575200	35.54%	565
2012	15.237005	16.655724	9.31%	639
2011	15.960221	15.237005	-4.53%	719
2010	13.188779	15.960221	21.01%	0
2009	10.187919	13.188779	29.46%	1,475
2008	17.080312	10.187919	-40.35%	1,297
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	29.983699	40.262527	34.28%	0
2016	30.486943	29.983699	-1.65%	0
2015	29.854846	30.486943	2.12%	0
2014	29.698897	29.854846	0.53%	0
2013	23.742603	29.698897	25.09%	0
2012	19.929575	23.742603	19.13%	0
2011	22.118606	19.929575	-9.90%	0
2010	19.407591	22.118606	13.97%	2,604
2009	14.138865	19.407591	37.26%	2,604
2008	24.056933	14.138865	-41.23%	2,604
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	10.108064	10.557898	4.45%	786
2016	9.656579	10.108064	4.68%	2,845
2015	10.054176	9.656579	-3.95%	2,937
2014	9.959163	10.054176	0.95%	2,997
2013	10.148062	9.959163	-1.86%	2,997
2012*	10.000000	10.148062	1.48%	2,192
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.780309	10.936231	24.55%	0
2016	9.162447	8.780309	-4.17%	0
2015	9.021770	9.162447	1.56%	0
2014*	10.000000	9.021770	-9.78%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	26.176685	30.074716	14.89%	920
2016	23.876535	26.176685	9.63%	1,005
2015	23.509733	23.876535	1.56%	0
2014	21.619216	23.509733	8.74%	0
2013	16.698524	21.619216	29.47%	0
2012	14.538622	16.698524	14.86%	161
2011	14.806138	14.538622	-1.81%	164
2010	12.977665	14.806138	14.09%	239
2009	10.293674	12.977665	26.07%	232
2008	17.027853	10.293674	-39.55%	243
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	38.206492	42.870213	12.21%	0
2016	32.961659	38.206492	15.91%	3,397
2015	35.635188	32.961659	-7.50%	3,397
2014	32.401575	35.635188	9.98%	3,397
2013	23.392100	32.401575	38.52%	3,397
2012	20.182810	23.392100	15.90%	3,397
2011	20.989731	20.182810	-3.84%	3,397
2010	17.316587	20.989731	21.21%	3,397
2009	12.843339	17.316587	34.83%	3,397
2008	21.032409	12.843339	-38.94%	3,397
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.298780	11.501952	11.68%	0
2016	9.260137	10.298780	11.22%	0
2015	10.352353	9.260137	-10.55%	0
2014	10.462421	10.352353	-1.05%	0
2013	10.610149	10.462421	-1.39%	0
2012*	10.000000	10.610149	6.10%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	9.794132	10.591181	8.14%	0
2016	8.782427	9.794132	11.52%	0
2015	9.132165	8.782427	-3.83%	0
2014	9.142817	9.132165	-0.12%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.909289	11.899658	9.08%	0
2016	10.762483	10.909289	1.36%	0
2015	11.770993	10.762483	-8.57%	0
2014	11.914392	11.770993	-1.20%	0
2013	12.945992	11.914392	-7.97%	0
2012	12.490136	12.945992	3.65%	0
2011	11.695500	12.490136	6.79%	0
2010	10.856139	11.695500	7.73%	0
2009*	10.000000	10.856139	8.56%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	11.278968	11.249373	-0.26%	6,467
2016	11.302749	11.278968	-0.21%	9,645
2015	11.450958	11.302749	-1.29%	10,137
2014	11.538994	11.450958	-0.76%	10,207
2013	11.741977	11.538994	-1.73%	10,207
2012	11.273050	11.741977	4.16%	9,210
2011	11.330057	11.273050	-0.50%	4,071
2010	10.935503	11.330057	3.61%	18,474
2009*	10.000000	10.935503	9.36%	13,986
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.101079	10.179339	0.77%	0
2016*	10.000000	10.101079	1.01%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.652346	10.998452	3.25%	17,039
2016	10.541767	10.652346	1.05%	17,039
2015	10.666500	10.541767	-1.17%	17,189
2014	10.395694	10.666500	2.60%	17,189
2013	10.775226	10.395694	-3.52%	17,190
2012	9.990587	10.775226	7.85%	17,039
2011*	10.000000	9.990587	-0.09%	10,980
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.249081	12.49%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.331908	13.322576	28.95%	0
2016*	10.000000	10.331908	3.32%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	17.051578	21.261162	24.69%	0
2016	17.745902	17.051578	-3.91%	0
2015	17.990942	17.745902	-1.36%	0
2014	19.592904	17.990942	-8.18%	0
2013	15.531362	19.592904	26.15%	0
2012	12.933806	15.531362	20.08%	0
2011	15.807365	12.933806	-18.18%	0
2010	14.585568	15.807365	8.38%	0
2009	11.880985	14.585568	22.76%	0
2008	21.521013	11.880985	-44.79%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	27.584634	34.591908	25.40%	0
2016	31.364509	27.584634	-12.05%	0
2015	28.311582	31.364509	10.78%	0
2014	21.903420	28.311582	29.26%	0
2013	14.774016	21.903420	48.26%	0
2012	11.450026	14.774016	29.03%	0
2011	10.530386	11.450026	8.73%	0
2010*	10.000000	10.530386	5.30%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.673558	7.409768	-3.44%	0
2016	5.431921	7.673558	41.27%	0
2015	8.308666	5.431921	-34.62%	0
2014	10.458766	8.308666	-20.56%	0
2013	9.626904	10.458766	8.64%	0
2012*	10.000000	9.626904	-3.73%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.827418	7.579401	-3.17%	0
2016	5.529372	7.827418	41.56%	0
2015	8.434949	5.529372	-34.45%	0
2014	10.585808	8.434949	-20.32%	0
2013	9.722815	10.585808	8.88%	0
2012*	10.000000	9.722815	-2.77%	0
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2017	19.372705	25.685110	32.58%	0
2016	19.565485	19.372705	-0.99%	0
2015	19.600009	19.565485	-0.18%	0
2014	19.158129	19.600009	2.31%	0
2013	13.904457	19.158129	37.78%	0
2012	11.725735	13.904457	18.58%	0
2011	12.602258	11.725735	-6.96%	0
2010*	10.000000	12.602258	26.02%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	23.748987	29.443021	23.98%	0
2016	22.376223	23.748987	6.13%	0
2015	23.391272	22.376223	-4.34%	0
2014	24.201975	23.391272	-3.35%	0
2014	24.201975	23.391272	-3.35%	0
2013	16.355079	24.201975	47.98%	777
2012	15.393121	16.355079	6.25%	777
2011	16.380022	15.393121	-6.03%	0
2010	13.117389	16.380022	24.87%	777
2009	8.724323	13.117389	50.35%	777
2008	15.121089	8.724323	-42.30%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	11.332970	12.755951	12.56%	0
2016	11.136056	11.332970	1.77%	0
2015	11.460383	11.136056	-2.83%	0
2014	11.170882	11.460383	2.59%	0
2013	10.137071	11.170882	10.20%	0
2012*	10.000000	10.137071	1.37%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	26.416455	30.845017	16.76%	0
2016	24.156939	26.416455	9.35%	0
2015	24.192123	24.156939	-0.15%	0
2014	22.484138	24.192123	7.60%	0
2013	16.968235	22.484138	32.51%	0
2012	14.700898	16.968235	15.42%	0
2011	14.077320	14.700898	4.43%	0
2010	12.676384	14.077320	11.05%	0
2009	10.698858	12.676384	18.48%	0
2008	18.324774	10.698858	-41.62%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	39.351536	43.721849	11.11%	222
2016	32.028618	39.351536	22.86%	222
2015	34.497207	32.028618	-7.16%	290
2014	32.163015	34.497207	7.26%	237
2013	23.736041	32.163015	35.50%	696
2012	20.351798	23.736041	16.63%	257
2011	22.622118	20.351798	-10.04%	850
2010	18.151577	22.622118	24.63%	829
2009	12.924190	18.151577	40.45%	1,098
2008	20.431924	12.924190	-36.75%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	13.359507	13.635939	2.07%	1,667
2016	12.998943	13.359507	2.77%	1,599
2015	13.537743	12.998943	-3.98%	5,616
2014	13.311629	13.537743	1.70%	5,717
2013	14.773974	13.311629	-9.90%	5,936
2012	13.974967	14.773974	5.72%	3,476
2011	12.702456	13.974967	10.02%	2,233
2010	12.274076	12.702456	3.49%	3,411
2009	11.311836	12.274076	8.51%	2,479
2008	11.675414	11.311836	-3.11%	1,602

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2017	25.081027	29.705515	18.44%	0
2016	22.504337	25.081027	11.45%	0
2015	24.304548	22.504337	-7.41%	0
2014	21.977073	24.304548	10.59%	0
2013	16.476523	21.977073	33.38%	0
2012	14.622493	16.476523	12.68%	0
2011	14.439706	14.622493	1.27%	0
2010	12.881446	14.439706	12.10%	0
2009	11.109645	12.881446	15.95%	0
2008	17.289181	11.109645	-35.74%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2017	27.088025	29.727674	9.74%	1,067
2016	22.419980	27.088025	20.82%	1,974
2015	23.138464	22.419980	-3.11%	3,445
2014	20.219387	23.138464	14.44%	4,646
2013	15.810296	20.219387	27.89%	5,709
2012	13.817561	15.810296	14.42%	5,781
2011	14.153980	13.817561	-2.38%	5,866
2010	12.083621	14.153980	17.13%	7,366
2009	9.455818	12.083621	27.79%	6,931
2008	12.723210	9.455818	-25.68%	2,813
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.141837	12.778583	14.69%	0
2016	9.750852	11.141837	14.27%	0
2015*	10.000000	9.750852	-2.49%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	15.060111	16.859917	11.95%	25,305
2016	14.735844	15.060111	2.20%	25,345
2015	15.119219	14.735844	-2.54%	30,314
2014	15.066151	15.119219	0.35%	33,103
2013	13.375164	15.066151	12.64%	28,623
2012	12.354851	13.375164	8.26%	28,563
2011	13.023023	12.354851	-5.13%	38,543
2010	12.051594	13.023023	8.06%	39,410
2009*	10.000000	12.051594	20.52%	26,025
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.224115	10.778600	5.42%	0
2016	9.204695	10.224115	11.08%	0
2015*	10.000000	9.204695	-7.95%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.864440	10.023341	1.61%	4,581
2016	9.778841	9.864440	0.88%	4,452
2015*	10.000000	9.778841	-2.21%	4,472
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.190161	1.90%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	15.093906	16.607913	10.03%	0
2016	11.695287	15.093906	29.06%	0
2015	12.700163	11.695287	-7.91%	1,102
2014	12.213897	12.700163	3.98%	0
2013*	10.000000	12.213897	22.14%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.833554	13.402971	13.26%	0
2016	10.433286	11.833554	13.42%	0
2015	10.871107	10.433286	-4.03%	0
2014*	10.000000	10.871107	8.71%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	40.534424	44.857817	10.67%	417
2016	32.746128	40.534424	23.78%	702
2015	34.055038	32.746128	-3.84%	806
2014	32.905931	34.055038	3.49%	1,056
2013	23.752825	32.905931	38.53%	1,075
2012	20.846103	23.752825	13.94%	601
2011	21.055151	20.846103	-0.99%	596
2010	16.996631	21.055151	23.88%	615
2009	13.808480	16.996631	23.09%	296
2008	20.302551	13.808480	-31.99%	301
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	26.884464	32.083672	19.34%	0
2016	24.503137	26.884464	9.72%	0
2015	24.674634	24.503137	-0.70%	1,123
2014	22.159301	24.674634	11.35%	1,123
2013	17.089697	22.159301	29.66%	1,123
2012	15.033087	17.089697	13.68%	1,123
2011	15.025800	15.033087	0.05%	1,123
2010	13.325154	15.025800	12.76%	1,753
2009	10.738206	13.325154	24.09%	1,123
2008	17.402119	10.738206	-38.29%	1,123
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2017	22.604266	28.265880	25.05%	0
2016	21.330827	22.604266	5.97%	0
2015	22.271050	21.330827	-4.22%	0
2014	20.979660	22.271050	6.16%	1,728
2013	17.636844	20.979660	18.95%	2,317
2012	16.266161	17.636844	8.43%	728
2011	15.193860	16.266161	7.06%	0
2010	13.414718	15.193860	13.26%	0
2009	11.147858	13.414718	20.33%	0
2008	16.112569	11.147858	-30.81%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2017	21.886397	26.799653	22.45%	0
2016	19.034306	21.886397	14.98%	0
2015	19.834285	19.034306	-4.03%	0
2014	19.883805	19.834285	-0.25%	0
2013	13.626244	19.883805	45.92%	0
2012	11.511420	13.626244	18.37%	0
2011	13.605022	11.511420	-15.39%	0
2010	10.563674	13.605022	28.79%	0
2009	8.531866	10.563674	23.81%	0
2008	13.926800	8.531866	-38.74%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.408777	10.600658	1.84%	0
2016	9.704090	10.408777	7.26%	0
2015	9.955652	9.704090	-2.53%	0
2014	10.054852	9.955652	-0.99%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	14.007880	15.262674	8.96%	0
2016	14.895201	14.007880	-5.96%	0
2015	16.170180	14.895201	-7.88%	0
2014	16.646284	16.170180	-2.86%	0
2013	14.561831	16.646284	14.31%	0
2012	13.443664	14.561831	8.32%	0
2011	14.450971	13.443664	-6.97%	0
2010	12.988780	14.450971	11.26%	0
2009	11.648071	12.988780	11.51%	0
2008	16.822451	11.648071	-30.76%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	13.754037	14.049148	2.15%	0
2016	13.493432	13.754037	1.93%	733
2015	13.766370	13.493432	-1.98%	712
2014	13.508571	13.766370	1.91%	1,772
2013	13.619051	13.508571	-0.81%	1,785
2012	12.639973	13.619051	7.75%	2,545
2011	12.587881	12.639973	0.41%	1,932
2010	11.808077	12.587881	6.60%	6,374
2009	9.981989	11.808077	18.29%	2,349
2008	10.967524	9.981989	-8.99%	2,700

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2017	15.310482	17.002826	11.05%	1,493
2016	14.777946	15.310482	3.60%	2,906
2015	15.090651	14.777946	-2.07%	8,784
2014	14.708835	15.090651	2.60%	9,236
2013	13.198648	14.708835	11.44%	10,016
2012	12.015199	13.198648	9.85%	10,692
2011	12.256335	12.015199	-1.97%	12,045
2010	11.061456	12.256335	10.80%	9,348
2009	9.064247	11.061456	22.03%	6,211
2008	12.303731	9.064247	-26.33%	459
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2017	15.972377	18.282567	14.46%	54,449
2016	15.333394	15.972377	4.17%	60,614
2015	15.646628	15.333394	-2.00%	71,658
2014	15.194722	15.646628	2.97%	95,561
2013	13.347093	15.194722	13.84%	99,576
2012	11.990478	13.347093	11.31%	100,107
2011	12.331976	11.990478	-2.77%	137,491
2010	10.956123	12.331976	12.56%	125,847
2009	8.657156	10.956123	26.56%	25,774
2008	13.085837	8.657156	-33.84%	1,983
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2017	16.745783	19.898817	18.83%	0
2016	15.989548	16.745783	4.73%	7,513
2015	16.327768	15.989548	-2.07%	7,513
2014	15.833792	16.327768	3.12%	0
2013	13.247006	15.833792	19.53%	0
2012	11.682452	13.247006	13.39%	0
2011	12.211508	11.682452	-4.33%	0
2010	10.702903	12.211508	14.10%	0
2009	8.287473	10.702903	29.15%	0
2008	13.615422	8.287473	-39.13%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.417793	11.909798	14.32%	3,577
2016*	10.000000	10.417793	4.18%	3,577
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	17.448583	16.702104	-4.28%	3,070
2016	13.274683	17.448583	31.44%	3,070
2015	17.014476	13.274683	-21.98%	3,102
2014	19.811770	17.014476	-14.12%	3,110
2013	16.209679	19.811770	22.22%	2,081
2012	15.721196	16.209679	3.11%	2,155
2011	16.844048	15.721196	-6.67%	2,245
2010	14.358399	16.844048	17.31%	3,070
2009	9.882871	14.358399	45.29%	2,242
2008	22.017380	9.882871	-55.11%	1,366

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	25.073395	27.808671	10.91%	1,216
2016	21.635545	25.073395	15.89%	1,299
2015	22.948871	21.635545	-5.72%	1,440
2014	21.488075	22.948871	6.80%	2,874
2013	17.074776	21.488075	25.85%	3,096
2012	14.817127	17.074776	15.24%	1,103
2011	14.952013	14.817127	-0.90%	1,183
2010	13.215817	14.952013	13.14%	2,737
2009	10.335319	13.215817	27.87%	2,016
2008	18.357799	10.335319	-43.70%	1,034
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.243311	12.908378	14.81%	0
2016*	10.000000	11.243311	12.43%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	25.722495	34.142338	32.73%	8,772
2016	25.983464	25.722495	-1.00%	8,925
2015	24.688001	25.983464	5.25%	9,887
2014	22.588955	24.688001	9.29%	8,768
2013	16.870846	22.588955	33.89%	10,726
2012	14.979593	16.870846	12.63%	11,700
2011	15.219885	14.979593	-1.58%	11,832
2010	12.481090	15.219885	21.94%	12,603
2009	9.907071	12.481090	25.98%	2,669
2008	19.098667	9.907071	-48.13%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	14.045468	14.380368	2.38%	30,378
2016	13.654550	14.045468	2.86%	32,018
2015	13.988397	13.654550	-2.39%	34,790
2014	13.452867	13.988397	3.98%	39,121
2013	13.953200	13.452867	-3.59%	44,419
2012	13.421311	13.953200	3.96%	37,644
2011	12.736022	13.421311	5.38%	34,259
2010	12.028607	12.736022	5.88%	29,332
2009	10.581133	12.028607	13.68%	45,383
2008	11.133097	10.581133	-4.96%	38,734
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	39.216358	46.539652	18.67%	4,292
2016	35.588743	39.216358	10.19%	4,690
2015	36.747618	35.588743	-3.15%	5,214
2014	35.202866	36.747618	4.39%	6,686
2013	26.317025	35.202866	33.76%	8,306
2012	23.334246	26.317025	12.78%	8,754
2011	26.586313	23.334246	-12.23%	7,257
2010	21.003506	26.586313	26.58%	5,212
2009	15.265689	21.003506	37.59%	3,615
2008	25.675775	15.265689	-40.54%	2,374

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	20.773639	26.585923	27.98%	632
2016	22.273235	20.773639	-6.73%	723
2015	21.901938	22.273235	1.70%	1,549
2014	24.259602	21.901938	-9.72%	0
2013	18.930646	24.259602	28.15%	0
2012	15.974082	18.930646	18.51%	0
2011	19.628877	15.974082	-18.62%	0
2010	17.670650	19.628877	11.08%	0
2009	14.220278	17.670650	24.26%	0
2008	25.775483	14.220278	-44.83%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017	12.037067	12.297976	2.17%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	31.749219	37.224363	17.24%	0
2016	29.511409	31.749219	7.58%	0
2015	30.963952	29.511409	-4.69%	0
2014	29.528270	30.963952	4.86%	0
2013	23.038865	29.528270	28.17%	0
2012	18.417692	23.038865	25.09%	0
2011	20.565803	18.417692	-10.45%	0
2010	16.534477	20.565803	24.38%	0
2009	10.686945	16.534477	54.72%	0
2008	22.284385	10.686945	-52.04%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	12.809929	14.122672	10.25%	7,067
2016	11.495830	12.809929	11.43%	21,219
2015	12.450425	11.495830	-7.67%	20,385
2014	12.296248	12.450425	1.25%	19,907
2013	10.091057	12.296248	21.85%	19,936
2012	8.887578	10.091057	13.54%	20,097
2011	9.168592	8.887578	-3.06%	20,084
2010	8.446738	9.168592	8.55%	19,859
2009	6.587021	8.446738	28.23%	3,456
2008*	10.000000	6.587021	-34.13%	631
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	15.426755	16.657502	7.98%	15,377
2016	13.741864	15.426755	12.26%	15,852
2015	15.017640	13.741864	-8.50%	15,889
2014	14.581037	15.017640	2.99%	23,509
2013	12.998413	14.581037	12.18%	24,376
2012	11.720588	12.998413	10.90%	24,647
2011	11.627489	11.720588	0.80%	17,030
2010	10.482089	11.627489	10.93%	17,106
2009	7.852078	10.482089	33.49%	15,624
2008	11.338348	7.852078	-30.75%	8,884

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2017	27.163426	32.241819	18.70%	0
2016	23.775707	27.163426	14.25%	0
2015	25.064386	23.775707	-5.14%	3,013
2014	23.416383	25.064386	7.04%	3,721
2013	18.339944	23.416383	27.68%	3,721
2012	16.639034	18.339944	10.22%	3,721
2011	15.943958	16.639034	4.36%	3,721
2010	13.423611	15.943958	18.78%	4,143
2009	11.619602	13.423611	15.53%	4,316
2008	16.190329	11.619602	-28.23%	4,292
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	37.711520	41.083502	8.94%	2,388
2016	29.421740	37.711520	28.18%	2,853
2015	32.268717	29.421740	-8.82%	3,361
2014	32.590722	32.268717	-0.99%	3,669
2013	24.298298	32.590722	34.13%	3,687
2012	20.848172	24.298298	16.55%	3,218
2011	22.003150	20.848172	-5.25%	3,590
2010	17.430098	22.003150	26.24%	3,746
2009	13.707856	17.430098	27.15%	7,104
2008	20.787438	13.707856	-34.06%	1,057
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.539463	11.804949	38.24%	237
2016	7.385369	8.539463	15.63%	237
2015	9.330878	7.385369	-20.85%	237
2014*	10.000000	9.330878	-6.69%	237
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	21.073959	24.211786	14.89%	520
2016	19.971817	21.073959	5.52%	786
2015	21.694907	19.971817	-7.94%	813
2014	24.796913	21.694907	-12.51%	2,817
2013	20.482248	24.796913	21.07%	0
2012	17.597006	20.482248	16.40%	0
2011	20.000636	17.597006	-12.02%	0
2010	18.739899	20.000636	6.73%	0
2009	13.889792	18.739899	34.92%	0
2008	23.663871	13.889792	-41.30%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.320909	9.353549	0.35%	711
2016	9.196995	9.320909	1.35%	711
2015	9.762040	9.196995	-5.79%	711
2014	9.737247	9.762040	0.25%	9,751

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	11.122226	12.386080	11.36%	0
2016	10.827226	11.122226	2.72%	0
2015	11.676977	10.827226	-7.28%	0
2014	11.410617	11.676977	2.33%	0
2013	10.205677	11.410617	11.81%	0
2012*	10.000000	10.205677	2.06%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	10.013106	10.220581	2.07%	0
2016	10.219744	10.013106	-2.02%	0
2015	10.192204	10.219744	0.27%	837
2014	9.891762	10.192204	3.04%	0
2013*	10.000000	9.891762	-1.08%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	14.618348	18.282338	25.06%	0
2016	14.554318	14.618348	0.44%	0
2015	14.113080	14.554318	3.13%	54
2014	13.252711	14.113080	6.49%	68
2013	9.629256	13.252711	37.63%	83
2012*	10.000000	9.629256	-3.71%	98
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	13.538714	15.282648	12.88%	0
2016	12.151783	13.538714	11.41%	0
2015	12.895118	12.151783	-5.76%	0
2014	12.573861	12.895118	2.55%	0
2013	9.941884	12.573861	26.47%	0
2012*	10.000000	9.941884	-0.58%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.656446	16.422459	20.25%	118
2016	13.791924	13.656446	-0.98%	123
2015	13.864637	13.791924	-0.52%	123
2014	13.077072	13.864637	6.02%	131
2013	9.723675	13.077072	34.49%	133
2012*	10.000000	9.723675	-2.76%	151
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	13.505250	15.726197	16.45%	8,608
2016	14.078872	13.505250	-4.07%	10,971
2015	15.602872	14.078872	-9.77%	12,093
2014	16.729397	15.602872	-6.73%	15,170
2013	13.579823	16.729397	23.19%	15,182
2012	11.574555	13.579823	17.32%	15,830
2011	12.669400	11.574555	-8.64%	26,475
2010	11.841463	12.669400	6.99%	26,425
2009*	10.000000	11.841463	18.41%	12,705

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	12.407450	13.031508	5.03%	0
2016	10.846524	12.407450	14.39%	0
2015	11.783849	10.846524	-7.95%	1,699
2014	11.745654	11.783849	0.33%	2,059
2013	10.796943	11.745654	8.79%	3,002
2012*	10.000000	10.796943	7.97%	2,480
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	13.232761	16.532375	24.94%	0
2016	12.665917	13.232761	4.48%	0
2015	13.654603	12.665917	-7.24%	0
2014	12.857748	13.654603	6.20%	0
2013	10.051048	12.857748	27.92%	0
2012*	10.000000	10.051048	0.51%	0
Janus Henderson VIT Balanced Portfolio: Service Sharess - Q/NQ
2017	23.762031	27.637470	16.31%	0
2016	23.134842	23.762031	2.71%	0
2015	23.403009	23.134842	-1.15%	0
2014	21.962131	23.403009	6.56%	0
2013	18.620463	21.962131	17.95%	0
2012	16.682956	18.620463	11.61%	0
2011	16.718524	16.682956	-0.21%	0
2010	15.706334	16.718524	6.44%	0
2009	12.703647	15.706334	23.64%	0
2008	15.372591	12.703647	-17.36%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.832188	10.004767	1.76%	0
2016	9.769508	9.832188	0.64%	0
2015*	10.000000	9.769508	-2.30%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	32.551236	41.661468	27.99%	3,313
2016	32.432320	32.551236	0.37%	3,590
2015	29.429792	32.432320	10.20%	4,416
2014	27.559455	29.429792	6.79%	4,208
2013	21.387456	27.559455	28.86%	3,391
2012	17.540103	21.387456	21.93%	3,432
2011	19.144682	17.540103	-8.38%	4,006
2010	18.262625	19.144682	4.83%	4,234
2009	12.704206	18.262625	43.75%	3,283
2008	23.172237	12.704206	-45.17%	689
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	16.476604	23.508058	42.68%	0
2016	14.699211	16.476604	12.09%	0
2015	14.267806	14.699211	3.02%	507
2014	13.253541	14.267806	7.65%	0
2013	9.943153	13.253541	33.29%	531
2012*	10.000000	9.943153	-0.57%	531

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	24.171333	31.128696	28.78%	1,003
2016	26.316033	24.171333	-8.15%	1,032
2015	29.311209	26.316033	-10.22%	1,034
2014	33.871823	29.311209	-13.46%	3,066
2013	30.105492	33.871823	12.51%	2,208
2012	27.019283	30.105492	11.42%	2,479
2011	40.560931	27.019283	-33.39%	0
2010	32.954500	40.560931	23.08%	0
2009	18.692597	32.954500	76.30%	0
2008	39.747268	18.692597	-52.97%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.633840	10.865801	25.85%	0
2016	7.260617	8.633840	18.91%	0
2015	9.225222	7.260617	-21.30%	0
2014	9.826132	9.225222	-6.12%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.957597	10.182463	2.26%	0
2016*	10.000000	9.957597	-0.42%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	13.341466	16.594093	24.38%	0
2016	12.455044	13.341466	7.12%	0
2015	12.928562	12.455044	-3.66%	0
2014	14.196075	12.928562	-8.93%	0
2013	10.210748	14.196075	39.03%	0
2012*	10.000000	10.210748	2.11%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	30.174995	34.862648	15.53%	6,989
2016	26.937803	30.174995	12.02%	8,623
2015	27.619897	26.937803	-2.47%	14,309
2014	25.457464	27.619897	8.49%	14,450
2013	19.069969	25.457464	33.50%	15,697
2012	16.715993	19.069969	14.08%	13,657
2011	17.058201	16.715993	-2.01%	14,904
2010	15.579184	17.058201	9.49%	16,336
2009	12.923075	15.579184	20.55%	22,388
2008	19.517313	12.923075	-33.79%	8,155
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	15.857691	19.799865	24.86%	2,322
2016	15.510831	15.857691	2.24%	10,338
2015	14.818475	15.510831	4.67%	10,912
2014	14.883196	14.818475	-0.43%	0
2013	11.844304	14.883196	25.66%	675
2012	10.377863	11.844304	14.13%	0
2011	10.731658	10.377863	-3.30%	0
2010*	10.000000	10.731658	7.32%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	10.129121	12.775008	26.12%	0
2016	9.720309	10.129121	4.21%	0
2015*	10.000000	9.720309	-2.80%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	13.153525	13.713564	4.26%	0
2016	12.620477	13.153525	4.22%	0
2015	12.926754	12.620477	-2.37%	2,048
2014	12.206768	12.926754	5.90%	0
2013	12.471297	12.206768	-2.12%	0
2012	11.601585	12.471297	7.50%	0
2011	11.179657	11.601585	3.77%	0
2010	10.626812	11.179657	5.20%	378
2009	9.868405	10.626812	7.69%	496
2008	11.194198	9.868405	-11.84%	20,289
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	23.444812	25.294966	7.89%	0
2016	21.534410	23.444812	8.87%	0
2015	22.133608	21.534410	-2.71%	0
2014	21.850525	22.133608	1.30%	0
2013	24.324544	21.850525	-10.17%	0
2012	20.961342	24.324544	16.04%	0
2011	19.919197	20.961342	5.23%	0
2010	18.436694	19.919197	8.04%	0
2009	14.392771	18.436694	28.10%	0
2008	17.195289	14.392771	-16.30%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.295057	10.299360	10.80%	0
2016	8.211898	9.295057	13.19%	0
2015*	10.000000	8.211898	-17.88%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	16.622334	19.232452	15.70%	0
2016	15.209627	16.622334	9.29%	0
2015	16.641862	15.209627	-8.61%	0
2014	17.260147	16.641862	-3.58%	0
2013	13.289650	17.260147	29.88%	0
2012	11.008509	13.289650	20.72%	0
2011	11.284264	11.008509	-2.44%	0
2010*	10.000000	11.284264	12.84%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	24.754875	26.428770	6.76%	752
2016	20.915913	24.754875	18.35%	1,345
2015	22.232778	20.915913	-5.92%	4,973
2014	19.994028	22.232778	11.20%	9,055
2013	15.423673	19.994028	29.63%	10,738
2012	13.689520	15.423673	12.67%	10,860
2011	13.837289	13.689520	-1.07%	11,589
2010	12.421404	13.837289	11.40%	11,564
2009*	10.000000	12.421404	24.21%	3,708
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	15.323337	17.469143	14.00%	411,220
2016	14.278856	15.323337	7.31%	317,433
2015	14.362314	14.278856	-0.58%	334,892
2014	13.895004	14.362314	3.36%	347,921
2013	11.448043	13.895004	21.37%	378,340
2012	10.049284	11.448043	13.92%	372,432
2011	10.113208	10.049284	-0.63%	400,686
2010	9.170310	10.113208	10.28%	435,308
2009	7.547477	9.170310	21.50%	310,637
2008	10.917058	7.547477	-30.87%	49,176
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	11.441434	11.626363	1.62%	174,366
2016	11.321018	11.441434	1.06%	173,805
2015	11.525887	11.321018	-1.78%	180,412
2014	11.152136	11.525887	3.35%	183,777
2013	11.626980	11.152136	-4.08%	202,967
2012	11.251651	11.626980	3.34%	177,330
2011	10.809588	11.251651	4.09%	177,441
2010	10.359202	10.809588	4.35%	181,474
2009	9.382348	10.359202	10.41%	129,773
2008	10.573953	9.382348	-11.27%	23,157
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	15.716928	20.265918	28.94%	6,762
2016	15.933851	15.716928	-1.36%	13,270
2015	15.190783	15.933851	4.89%	11,814
2014	15.151816	15.190783	0.26%	14,532
2013	11.963698	15.151816	26.65%	15,067
2012	9.953969	11.963698	20.19%	14,300
2011	11.148227	9.953969	-10.71%	13,686
2010	10.173918	11.148227	9.58%	15,201
2009	7.297903	10.173918	39.41%	11,647
2008	12.080556	7.297903	-39.59%	10,257

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	16.343498	20.563763	25.82%	18,631
2016	15.220537	16.343498	7.38%	32,139
2015	14.526530	15.220537	4.78%	35,646
2014	13.653806	14.526530	6.39%	38,247
2013	10.700274	13.653806	27.60%	39,539
2012	9.258052	10.700274	15.58%	38,283
2011	9.866054	9.258052	-6.16%	39,521
2010	8.478706	9.866054	16.36%	42,340
2009	6.205551	8.478706	36.63%	19,816
2008	11.299224	6.205551	-45.08%	11,577
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	14.392127	17.276705	20.04%	129,876
2016	13.159084	14.392127	9.37%	156,408
2015	13.222582	13.159084	-0.48%	170,187
2014	12.184579	13.222582	8.52%	180,614
2013	9.307720	12.184579	30.91%	215,010
2012	8.076510	9.307720	15.24%	239,438
2011	8.390989	8.076510	-3.75%	260,878
2010	7.680104	8.390989	9.26%	271,526
2009	5.969082	7.680104	28.66%	179,697
2008	9.789543	5.969082	-39.03%	21,935
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	26.420555	30.613339	15.87%	3,034
2016	22.824317	26.420555	15.76%	4,136
2015	24.799531	22.824317	-7.96%	4,471
2014	23.125702	24.799531	7.24%	4,880
2013	17.361137	23.125702	33.20%	5,516
2012	14.923373	17.361137	16.34%	6,166
2011	15.554410	14.923373	-4.06%	6,699
2010	13.685339	15.554410	13.66%	6,570
2009	10.837264	13.685339	26.28%	7,246
2008	17.534316	10.837264	-38.19%	5,086
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.396005	10.956060	16.60%	0
2016	9.267843	9.396005	1.38%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	21.618635	22.722660	5.11%	711
2016	19.235057	21.618635	12.39%	1,372
2015	20.060978	19.235057	-4.12%	690
2014	19.870052	20.060978	0.96%	722
2013	18.849769	19.870052	5.41%	0
2012	16.714207	18.849769	12.78%	0
2011	16.352449	16.714207	2.21%	0
2010	14.678887	16.352449	11.40%	0
2009	10.212317	14.678887	43.74%	0
2008	14.405124	10.212317	-29.11%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	14.072091	17.285022	22.83%	34,004
2016	12.588143	14.072091	11.79%	34,052
2015	12.940693	12.588143	-2.72%	34,077
2014	12.335328	12.940693	4.91%	34,091
2013	8.729324	12.335328	41.31%	34,126
2012	7.589381	8.729324	15.02%	34,215
2011	8.725708	7.589381	-13.02%	34,261
2010	7.681195	8.725708	13.60%	34,208
2009	5.100655	7.681195	50.59%	16,531
2008*	10.000000	5.100655	-48.99%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	15.827718	18.444712	16.53%	10,077
2016	14.600286	15.827718	8.41%	12,983
2015	14.892474	14.600286	-1.96%	15,006
2014	13.688335	14.892474	8.80%	17,059
2013	10.035019	13.688335	36.41%	18,763
2012	9.151616	10.035019	9.65%	14,902
2011	9.609219	9.151616	-4.76%	17,703
2010	7.899216	9.609219	21.65%	17,596
2009	6.112260	7.899216	29.24%	38,768
2008*	10.000000	6.112260	-38.88%	41,182
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	13.030207	15.368782	17.95%	301
2016	12.213314	13.030207	6.69%	10,020
2015	12.627076	12.213314	-3.28%	10,020
2014	12.273931	12.627076	2.88%	0
2013	9.628940	12.273931	27.47%	0
2012	8.420665	9.628940	14.35%	0
2011	9.135711	8.420665	-7.83%	0
2010	8.072182	9.135711	13.18%	0
2009	6.346384	8.072182	27.19%	0
2008*	10.000000	6.346384	-36.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.697376	14.007687	10.32%	318,125
2016	12.154322	12.697376	4.47%	461,716
2015	12.477873	12.154322	-2.59%	484,399
2014	12.152091	12.477873	2.68%	528,231
2013	10.765460	12.152091	12.88%	567,115
2012	9.846262	10.765460	9.34%	603,412
2011	10.137305	9.846262	-2.87%	638,650
2010	9.326349	10.137305	8.70%	556,647
2009	7.906100	9.326349	17.96%	136,334
2008*	10.000000	7.906100	-20.94%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	13.052276	14.881663	14.02%	332,510
2016	12.352767	13.052276	5.66%	324,176
2015	12.716222	12.352767	-2.86%	340,353
2014	12.336905	12.716222	3.07%	320,462
2013	10.335296	12.336905	19.37%	347,109
2012	9.238068	10.335296	11.88%	346,521
2011	9.718279	9.238068	-4.94%	349,875
2010	8.783074	9.718279	10.65%	332,349
2009	7.185138	8.783074	22.24%	280,984
2008*	10.000000	7.185138	-28.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.840737	12.398961	4.71%	111,262
2016	11.496321	11.840737	3.00%	130,571
2015	11.763659	11.496321	-2.27%	135,858
2014	11.563059	11.763659	1.73%	136,424
2013	11.192977	11.563059	3.31%	158,175
2012	10.576522	11.192977	5.83%	178,930
2011	10.593192	10.576522	-0.16%	151,738
2010	10.074792	10.593192	5.15%	127,982
2009	9.054467	10.074792	11.27%	41,270
2008*	10.000000	9.054467	-9.46%	345
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.654234	12.038435	12.99%	0
2016	10.251862	10.654234	3.92%	0
2015	10.880481	10.251862	-5.78%	0
2014	10.807523	10.880481	0.68%	0
2013*	10.000000	10.807523	8.08%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.659935	12.362386	15.97%	0
2016	10.194006	10.659935	4.57%	0
2015	10.885359	10.194006	-6.35%	0
2014	10.945819	10.885359	-0.55%	0
2013*	10.000000	10.945819	9.46%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.907325	14.482999	12.21%	402,376
2016	12.282256	12.907325	5.09%	543,065
2015	12.610045	12.282256	-2.60%	557,678
2014	12.248794	12.610045	2.95%	578,918
2013	10.561220	12.248794	15.98%	591,278
2012	9.546924	10.561220	10.62%	607,481
2011	9.928511	9.546924	-3.84%	646,564
2010	9.055130	9.928511	9.65%	629,414
2009	7.542347	9.055130	20.06%	371,738
2008*	10.000000	7.542347	-24.58%	2,075

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	12.990654	15.100930	16.24%	29,640
2016	12.263639	12.990654	5.93%	29,876
2015	12.647421	12.263639	-3.03%	30,125
2014	12.286076	12.647421	2.94%	30,354
2013	10.041662	12.286076	22.35%	30,571
2012	8.901724	10.041662	12.81%	30,808
2011	9.484680	8.901724	-6.15%	120,024
2010	8.502192	9.484680	11.56%	125,002
2009	6.822678	8.502192	24.62%	28,355
2008*	10.000000	6.822678	-31.77%	14,261
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.502409	13.525992	8.19%	541,510
2016	11.980164	12.502409	4.36%	612,404
2015	12.299802	11.980164	-2.60%	652,736
2014	12.003451	12.299802	2.47%	680,830
2013	10.960603	12.003451	9.51%	714,238
2012	10.117396	10.960603	8.33%	739,692
2011	10.304217	10.117396	-1.81%	677,253
2010	9.599226	10.304217	7.34%	668,873
2009	8.285451	9.599226	15.86%	428,622
2008*	10.000000	8.285451	-17.15%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	12.236518	12.550890	2.57%	15,186
2016	11.836204	12.236518	3.38%	15,273
2015	12.129348	11.836204	-2.42%	22,322
2014	11.769615	12.129348	3.06%	20,307
2013	12.214926	11.769615	-3.65%	21,202
2012	11.543894	12.214926	5.81%	20,732
2011	11.036643	11.543894	4.60%	23,460
2010	10.498770	11.036643	5.12%	25,443
2009	9.820358	10.498770	6.91%	31,733
2008*	10.000000	9.820358	-1.80%	334
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	13.097079	13.380348	2.16%	1,223
2016	12.873267	13.097079	1.74%	6,992
2015	13.143931	12.873267	-2.06%	1,177
2014	12.729470	13.143931	3.26%	1,027
2013	13.200346	12.729470	-3.57%	1,025
2012	12.517681	13.200346	5.45%	2,523
2011	11.989176	12.517681	4.41%	2,373
2010	11.263937	11.989176	6.44%	2,468
2009	9.826168	11.263937	14.63%	2,001
2008*	10.000000	9.826168	-1.74%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	12.017600	13.947972	16.06%	0
2016	10.958414	12.017600	9.67%	0
2015	11.494043	10.958414	-4.66%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.558638	12.954070	12.07%	0
2016	10.793613	11.558638	7.09%	0
2015	11.160144	10.793613	-3.28%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	26.375640	36.672654	39.04%	446
2016	24.925672	26.375640	5.82%	1,787
2015	30.224686	24.925672	-17.53%	1,868
2014	32.566798	30.224686	-7.19%	1,881
2013	32.938255	32.566798	-1.13%	0
2012	28.598918	32.938255	15.17%	0
2011	37.529025	28.598918	-23.80%	0
2010	32.886343	37.529025	14.12%	0
2009	20.482111	32.886343	60.56%	0
2008	49.453885	20.482111	-58.58%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	12.543680	12.607189	0.51%	18,424
2016	12.646832	12.543680	-0.82%	19,119
2015	12.859938	12.646832	-1.66%	24,136
2014	12.491657	12.859938	2.95%	25,046
2013	13.224664	12.491657	-5.54%	25,822
2012	13.034945	13.224664	1.46%	18,216
2011	12.344017	13.034945	5.60%	16,659
2010	11.966145	12.344017	3.16%	19,378
2009	11.836328	11.966145	1.10%	37,549
2008	11.161070	11.836328	6.05%	40,709
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	9.366180	9.260262	-1.13%	20,007
2016	9.512513	9.366180	-1.54%	14,663
2015	9.662273	9.512513	-1.55%	21,949
2014	9.814396	9.662273	-1.55%	25,324
2013	9.968910	9.814396	-1.55%	36,144
2012	10.126292	9.968910	-1.55%	27,179
2011	10.285273	10.126292	-1.55%	13,711
2010	10.447183	10.285273	-1.55%	20,236
2009	10.607212	10.447183	-1.51%	24,278
2008	10.557396	10.607212	0.47%	11,131
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	8.295598	10.378693	25.11%	375
2016	8.372784	8.295598	-0.92%	410
2015	8.787660	8.372784	-4.72%	402
2014	8.990730	8.787660	-2.26%	408
2013	7.767974	8.990730	15.74%	408
2012	6.847862	7.767974	13.44%	423
2011	7.728306	6.847862	-11.39%	2,047
2010	6.946617	7.728306	11.25%	1,845
2009	5.450702	6.946617	27.44%	5,022
2008*	10.000000	5.450702	-45.49%	260

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	9.250980	11.335512	22.53%	172
2016	9.347340	9.250980	-1.03%	172
2015	9.628254	9.347340	-2.92%	172
2014	10.424930	9.628254	-7.64%	172
2013	8.750429	10.424930	19.14%	172
2012	7.519128	8.750429	16.38%	173
2011	8.763360	7.519128	-14.20%	173
2010	8.288047	8.763360	5.73%	173
2009	6.545828	8.288047	26.62%	0
2008	11.683575	6.545828	-43.97%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	25.359857	29.569383	16.60%	18,716
2016	23.530220	25.359857	7.78%	23,822
2015	24.141659	23.530220	-2.53%	26,571
2014	23.357307	24.141659	3.36%	21,465
2013	18.644716	23.357307	25.28%	25,530
2012	16.340296	18.644716	14.10%	25,530
2011	17.276245	16.340296	-5.42%	15,312
2010	15.308593	17.276245	12.85%	15,312
2009	12.223996	15.308593	25.23%	6,302
2008	19.660277	12.223996	-37.82%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	15.753493	17.236395	9.41%	69,073
2016	15.052157	15.753493	4.66%	73,717
2015	15.315747	15.052157	-1.72%	78,728
2014	14.874829	15.315747	2.96%	30,498
2013	13.320802	14.874829	11.67%	59,219
2012	12.369957	13.320802	7.69%	60,808
2011	12.454099	12.369957	-0.68%	49,748
2010	11.519523	12.454099	8.11%	52,319
2009*	10.000000	11.519523	15.20%	17,104
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	18.173412	20.542159	13.03%	25,861
2016	17.132782	18.173412	6.07%	29,335
2015	17.495582	17.132782	-2.07%	34,373
2014	16.890696	17.495582	3.58%	46,961
2013	14.357616	16.890696	17.64%	23,730
2012	12.992591	14.357616	10.51%	16,023
2011	13.321369	12.992591	-2.47%	16,520
2010	12.077950	13.321369	10.29%	11,069
2009*	10.000000	12.077950	20.78%	9,085

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	14.190534	14.765120	4.05%	38,556
2016	13.823930	14.190534	2.65%	70,755
2015	14.004489	13.823930	-1.29%	58,213
2014	13.692305	14.004489	2.28%	121,114
2013	13.266851	13.692305	3.21%	150,068
2012	12.813081	13.266851	3.54%	137,757
2011	12.643772	12.813081	1.34%	128,902
2010	12.128135	12.643772	4.25%	134,945
2009	11.293147	12.128135	7.39%	108,291
2008	12.206118	11.293147	-7.48%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.642523	11.948195	12.27%	0
2016	10.225951	10.642523	4.07%	0
2015	10.734898	10.225951	-4.74%	0
2014	10.642548	10.734898	0.87%	0
2013*	10.000000	10.642548	6.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.700974	12.322727	15.16%	0
2016	10.162604	10.700974	5.30%	0
2015	10.747688	10.162604	-5.44%	0
2014	10.730869	10.747688	0.16%	0
2013*	10.000000	10.730869	7.31%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	19.948658	22.179204	11.18%	122,890
2016	18.911052	19.948658	5.49%	144,666
2015	19.273306	18.911052	-1.88%	168,578
2014	18.612407	19.273306	3.55%	177,312
2013	16.210068	18.612407	14.82%	178,520
2012	14.859284	16.210068	9.09%	164,448
2011	15.098842	14.859284	-1.59%	185,158
2010	13.827378	15.098842	9.20%	187,450
2009	11.789156	13.827378	17.29%	126,722
2008	15.591477	11.789156	-24.39%	45,738
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	23.073310	26.505556	14.88%	4,516
2016	21.603285	23.073310	6.80%	5,025
2015	22.104745	21.603285	-2.27%	5,116
2014	21.392336	22.104745	3.33%	7,153
2013	17.755746	21.392336	20.48%	8,268
2012	15.854346	17.755746	11.99%	18,021
2011	16.453346	15.854346	-3.64%	21,860
2010	14.811308	16.453346	11.09%	22,146
2009	12.094384	14.811308	22.46%	34,625
2008	17.905925	12.094384	-32.46%	31,246

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	17.118537	18.406395	7.52%	21,669
2016	16.449212	17.118537	4.07%	38,740
2015	16.713304	16.449212	-1.58%	42,638
2014	16.208260	16.713304	3.12%	43,047
2013	14.899704	16.208260	8.78%	48,616
2012	14.008562	14.899704	6.36%	48,124
2011	13.941083	14.008562	0.48%	49,610
2010	13.049164	13.941083	6.84%	52,752
2009	11.569866	13.049164	12.79%	33,759
2008	13.833173	11.569866	-16.36%	7,916
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	23.225276	29.055924	25.10%	5,529
2016	22.830927	23.225276	1.73%	5,956
2015	22.123474	22.830927	3.20%	12,052
2014	20.699441	22.123474	6.88%	15,712
2013	15.427304	20.699441	34.17%	18,996
2012	13.232976	15.427304	16.58%	19,676
2011	13.784817	13.232976	-4.00%	18,308
2010	12.902816	13.784817	6.84%	16,949
2009*	10.000000	12.902816	29.03%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.216020	11.823630	15.74%	0
2016	9.559328	10.216020	6.87%	0
2015	9.933045	9.559328	-3.76%	0
2014*	10.000000	9.933045	-0.67%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.819380	12.963328	19.82%	0
2016	9.986137	10.819380	8.34%	0
2015	10.129021	9.986137	-1.41%	0
2014*	10.000000	10.129021	1.29%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	38.410523	43.784069	13.99%	95
2016	32.433073	38.410523	18.43%	110
2015	33.800295	32.433073	-4.05%	532
2014	31.376655	33.800295	7.72%	864
2013	23.954075	31.376655	30.99%	878
2012	20.712894	23.954075	15.65%	176
2011	21.587606	20.712894	-4.05%	185
2010	17.374715	21.587606	24.25%	183
2009	12.904966	17.374715	34.64%	83
2008	20.631395	12.904966	-37.45%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	15.543086	16.271712	4.69%	31
2016	14.530681	15.543086	6.97%	68
2015	15.198754	14.530681	-4.40%	1,360
2014	14.860889	15.198754	2.27%	6,754
2013	15.266530	14.860889	-2.66%	7,159
2012	13.815131	15.266530	10.51%	1,733
2011	13.294533	13.815131	3.92%	0
2010	12.210949	13.294533	8.87%	0
2009	9.971975	12.210949	22.45%	0
2008	12.246596	9.971975	-18.57%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	10.010572	12.372682	23.60%	13,892
2016	10.425446	10.010572	-3.98%	17,694
2015	10.659366	10.425446	-2.19%	19,536
2014	10.975582	10.659366	-2.88%	22,014
2013	9.207623	10.975582	19.20%	22,795
2012	8.096336	9.207623	13.73%	13,992
2011	9.099245	8.096336	-11.02%	14,982
2010	8.121240	9.099245	12.04%	16,334
2009	6.060724	8.121240	34.00%	33,106
2008*	10.000000	6.060724	-39.39%	33,204
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	14.774361	17.823971	20.64%	2,106
2016	14.294276	14.774361	3.36%	2,269
2015	15.339351	14.294276	-6.81%	2,325
2014	17.250240	15.339351	-11.08%	3,808
2013	14.474833	17.250240	19.17%	0
2012	12.561702	14.474833	15.23%	0
2011	15.264684	12.561702	-17.71%	0
2010	14.641768	15.264684	4.25%	0
2009	11.483641	14.641768	27.50%	0
2008	21.794871	11.483641	-47.31%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	14.508064	18.551749	27.87%	5,863
2016	14.448317	14.508064	0.41%	7,626
2015	14.230439	14.448317	1.53%	10,312
2014	13.122740	14.230439	8.44%	15,806
2013	9.916584	13.122740	32.33%	20,219
2012	8.673194	9.916584	14.34%	16,584
2011	9.103739	8.673194	-4.73%	15,062
2010	8.015864	9.103739	13.57%	15,349
2009	6.294480	8.015864	27.35%	23,424
2008*	10.000000	6.294480	-37.06%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	14.672069	16.519906	12.59%	3,175
2016	12.841877	14.672069	14.25%	3,360
2015	13.508297	12.841877	-4.93%	5,400
2014	12.446089	13.508297	8.53%	5,840
2013	9.362511	12.446089	32.94%	12,836
2012	8.087528	9.362511	15.76%	15,121
2011	8.747553	8.087528	-7.55%	12,557
2010	7.880723	8.747553	11.00%	7,351
2009	6.282625	7.880723	25.44%	7,717
2008*	10.000000	6.282625	-37.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	14.605797	18.337870	25.55%	16,041
2016	13.988065	14.605797	4.42%	18,042
2015	14.257593	13.988065	-1.89%	18,716
2014	13.962704	14.257593	2.11%	20,421
2013	10.232209	13.962704	36.46%	20,639
2012	9.066008	10.232209	12.86%	18,479
2011	9.637421	9.066008	-5.93%	19,597
2010	7.740305	9.637421	24.51%	19,571
2009	6.204977	7.740305	24.74%	19,786
2008*	10.000000	6.204977	-37.95%	13,254
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	18.983052	21.276104	12.08%	14,841
2016	16.396345	18.983052	15.78%	16,994
2015	17.149372	16.396345	-4.39%	18,444
2014	14.885793	17.149372	15.21%	19,859
2013	11.144104	14.885793	33.58%	21,229
2012	9.729590	11.144104	14.54%	18,070
2011	10.117338	9.729590	-3.83%	19,159
2010	8.590080	10.117338	17.78%	19,042
2009	6.687632	8.590080	28.45%	18,041
2008*	10.000000	6.687632	-33.12%	24,260
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	23.603336	28.966064	22.72%	0
2016	22.186131	23.603336	6.39%	0
2015	22.416732	22.186131	-1.03%	0
2014	22.206047	22.416732	0.95%	0
2013	15.668920	22.206047	41.72%	0
2012	14.073543	15.668920	11.34%	0
2011	14.418846	14.073543	-2.39%	849
2010	11.706741	14.418846	23.17%	850
2009	9.349301	11.706741	25.22%	656
2008	17.763114	9.349301	-47.37%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	38.469752	41.190423	7.07%	0
2016	31.106130	38.469752	23.67%	0
2015	33.716462	31.106130	-7.74%	0
2014	32.077198	33.716462	5.11%	425
2013	23.268839	32.077198	37.85%	425
2012	19.646755	23.268839	18.44%	0
2011	21.106459	19.646755	-6.92%	0
2010	16.950847	21.106459	24.52%	1,541
2009	13.680046	16.950847	23.91%	120
2008	20.525640	13.680046	-33.35%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	34.628638	38.593479	11.45%	1,019
2016	28.701828	34.628638	20.65%	1,037
2015	29.716916	28.701828	-3.42%	1,047
2014	30.017921	29.716916	-1.00%	1,478
2013	21.693382	30.017921	38.37%	1,461
2012	19.123780	21.693382	13.44%	1,041
2011	20.620935	19.123780	-7.26%	1,046
2010	16.759011	20.620935	23.04%	2,281
2009	12.663030	16.759011	32.35%	1,971
2008	20.865728	12.663030	-39.31%	2,791
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	23.871833	28.261086	18.39%	14,315
2016	21.812760	23.871833	9.44%	16,256
2015	22.010504	21.812760	-0.90%	18,534
2014	19.994403	22.010504	10.08%	18,798
2013	15.528004	19.994403	28.76%	20,073
2012	13.854561	15.528004	12.08%	16,894
2011	14.019214	13.854561	-1.17%	18,013
2010	12.576728	14.019214	11.47%	17,958
2009	10.174487	12.576728	23.61%	20,231
2008	17.700324	10.174487	-42.52%	22,997
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	13.657356	14.272300	4.50%	933
2016	12.942850	13.657356	5.52%	3,486
2015	13.935441	12.942850	-7.12%	4,089
2014	11.006272	13.935441	26.61%	4,201
2013	10.885630	11.006272	1.11%	3,821
2012	9.566744	10.885630	13.79%	4,056
2011	9.155055	9.566744	4.50%	4,297
2010	7.162981	9.155055	27.81%	5,927
2009	5.574716	7.162981	28.49%	2,419
2008*	10.000000	5.574716	-44.25%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	14.170806	16.912990	19.35%	607
2016	12.920813	14.170806	9.67%	698
2015	13.001653	12.920813	-0.62%	767
2014	11.679044	13.001653	11.32%	0
2013*	10.000000	11.679044	16.79%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	10.266224	10.267149	0.01%	1,829
2016	10.173900	10.266224	0.91%	2,480
2015	10.369443	10.173900	-1.89%	2,717
2014	10.480927	10.369443	-1.06%	11,897
2013	10.634719	10.480927	-1.45%	12,074
2012	10.434896	10.634719	1.91%	11,062
2011	10.462925	10.434896	-0.27%	6,633
2010	10.376547	10.462925	0.83%	6,928
2009	9.840303	10.376547	5.45%	4,426
2008*	10.000000	9.840303	-1.60%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	14.393608	16.180749	12.42%	0
2016	12.095210	14.393608	19.00%	0
2015	12.916211	12.095210	-6.36%	0
2014	12.548417	12.916211	2.93%	0
2013*	10.000000	12.548417	25.48%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	13.801637	16.675347	20.82%	12,428
2016	13.863729	13.801637	-0.45%	15,838
2015	14.653973	13.863729	-5.39%	17,093
2014	16.204933	14.653973	-9.57%	17,113
2013	13.705877	16.204933	18.23%	17,273
2012	11.644056	13.705877	17.71%	13,154
2011	13.505359	11.644056	-13.78%	15,541
2010	12.899269	13.505359	4.70%	13,846
2009*	10.000000	12.899269	28.99%	27,266
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	30.277713	37.131942	22.64%	0
2016	29.524392	30.277713	2.55%	46
2015	29.693842	29.524392	-0.57%	44

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	10.193410	10.125289	-0.67%	16,970
2016	10.228737	10.193410	-0.35%	18,028
2015	10.370720	10.228737	-1.37%	18,921
2014	10.470129	10.370720	-0.95%	20,395
2013	10.569776	10.470129	-0.94%	24,916
2012	10.263924	10.569776	2.98%	25,476
2011	10.395049	10.263924	-1.26%	23,325
2010	10.028678	10.395049	3.65%	16,864
2009	8.988635	10.028678	11.57%	26,115
2008	10.546431	8.988635	-14.77%	36,433
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	25.862685	30.155664	16.60%	0
2016	23.910654	25.862685	8.16%	0
2015	24.400235	23.910654	-2.01%	0
2014	22.453312	24.400235	8.67%	0
2013	16.574207	22.453312	35.47%	0
2012	15.170157	16.574207	9.26%	0
2011	15.898247	15.170157	-4.58%	0
2010	13.144222	15.898247	20.95%	381
2009	10.158653	13.144222	29.39%	533
2008	17.039924	10.158653	-40.38%	479
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	29.773211	39.959675	34.21%	19
2016	30.288258	29.773211	-1.70%	19
2015	29.675357	30.288258	2.07%	1,336
2014	29.535338	29.675357	0.47%	201
2013	23.623841	29.535338	25.02%	0
2012	19.839975	23.623841	19.07%	0
2011	22.030330	19.839975	-9.94%	0
2010	19.339947	22.030330	13.91%	0
2009	14.096740	19.339947	37.19%	0
2008	23.997472	14.096740	-41.26%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	10.086630	10.530183	4.40%	0
2016	9.640989	10.086630	4.62%	0
2015	10.043051	9.640989	-4.00%	1,294
2014	9.953183	10.043051	0.90%	391
2013	10.147135	9.953183	-1.91%	408
2012*	10.000000	10.147135	1.47%	408
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.768423	10.915915	24.49%	0
2016	9.154683	8.768423	-4.22%	0
2015	9.018701	9.154683	1.51%	0
2014*	10.000000	9.018701	-9.81%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	25.993004	29.848583	14.83%	6,130
2016	23.721000	25.993004	9.58%	8,301
2015	23.368437	23.721000	1.51%	9,576
2014	21.500193	23.368437	8.69%	10,988
2013	16.615011	21.500193	29.40%	14,113
2012	14.473280	16.615011	14.80%	11,435
2011	14.747056	14.473280	-1.86%	12,817
2010	12.932424	14.747056	14.03%	12,961
2009	10.263008	12.932424	26.01%	21,829
2008	16.985768	10.263008	-39.58%	22,695
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	37.938378	42.547833	12.15%	1,186
2016	32.746920	37.938378	15.85%	1,186
2015	35.421019	32.746920	-7.55%	1,186
2014	32.223189	35.421019	9.92%	1,186
2013	23.275125	32.223189	38.44%	2,536
2012	20.092105	23.275125	15.84%	2,846
2011	20.905984	20.092105	-3.89%	2,381
2010	17.256239	20.905984	21.15%	712
2009	12.805087	17.256239	34.76%	579
2008	20.980438	12.805087	-38.97%	4,777
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.274414	11.468941	11.63%	0
2016	9.242912	10.274414	11.16%	0
2015	10.338337	9.242912	-10.60%	0
2014	10.453566	10.338337	-1.10%	16,573
2013	10.606557	10.453566	-1.44%	17,059
2012*	10.000000	10.606557	6.07%	16,573
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	9.775882	10.566087	8.08%	0
2016	8.770513	9.775882	11.46%	0
2015	9.124414	8.770513	-3.88%	0
2014	9.139699	9.124414	-0.17%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.866940	11.847452	9.02%	1,679
2016	10.726126	10.866940	1.31%	1,696
2015	11.737190	10.726126	-8.61%	2,022
2014	11.886205	11.737190	-1.25%	2,397
2013	12.921925	11.886205	-8.02%	2,374
2012	12.473254	12.921925	3.60%	2,346
2011	11.685600	12.473254	6.74%	2,356
2010	10.852457	11.685600	7.68%	2,208
2009*	10.000000	10.852457	8.52%	171

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	11.235123	11.199964	-0.31%	29,477
2016	11.264522	11.235123	-0.26%	30,364
2015	11.418032	11.264522	-1.34%	33,449
2014	11.511662	11.418032	-0.81%	29,292
2013	11.720122	11.511662	-1.78%	25,778
2012	11.257793	11.720122	4.11%	34,429
2011	11.320459	11.257793	-0.55%	31,941
2010	10.931791	11.320459	3.56%	34,869
2009*	10.000000	10.931791	9.32%	31,847
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.097648	10.170728	0.72%	0
2016*	10.000000	10.097648	0.98%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.621784	10.961333	3.20%	5,513
2016	10.516847	10.621784	1.00%	5,453
2015	10.646686	10.516847	-1.22%	7,183
2014	10.381645	10.646686	2.55%	2,025
2013	10.766121	10.381645	-3.57%	2,439
2012	9.987223	10.766121	7.80%	11,048
2011*	10.000000	9.987223	-0.13%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.245308	12.45%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.329495	13.312726	28.88%	0
2016*	10.000000	10.329495	3.29%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	16.933662	21.103472	24.62%	0
2016	17.632115	16.933662	-3.96%	0
2015	17.884671	17.632115	-1.41%	0
2014	19.487062	17.884671	-8.22%	0
2013	15.455309	19.487062	26.09%	0
2012	12.877022	15.455309	20.02%	0
2011	15.745956	12.877022	-18.22%	0
2010	14.536275	15.745956	8.32%	0
2009	11.846845	14.536275	22.70%	0
2008	21.470094	11.846845	-44.82%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	27.491555	34.457750	25.34%	509
2016	31.274517	27.491555	-12.10%	509
2015	28.244689	31.274517	10.73%	976
2014	21.862749	28.244689	29.19%	0
2013	14.754064	21.862749	48.18%	494
2012	11.440381	14.754064	28.96%	619
2011	10.526842	11.440381	8.68%	0
2010*	10.000000	10.526842	5.27%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.655398	7.388487	-3.49%	0
2016	5.421806	7.655398	41.20%	0
2015	8.297416	5.421806	-34.66%	0
2014	10.449910	8.297416	-20.60%	0
2013	9.623642	10.449910	8.59%	0
2012*	10.000000	9.623642	-3.76%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.808870	7.557622	-3.22%	0
2016	5.519062	7.808870	41.49%	0
2015	8.423515	5.519062	-34.48%	0
2014	10.576837	8.423515	-20.36%	0
2013	9.719512	10.576837	8.82%	0
2012*	10.000000	9.719512	-2.80%	0
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2017	19.309303	25.588109	32.52%	0
2016	19.511326	19.309303	-1.04%	0
2015	19.555687	19.511326	-0.23%	0
2014	19.124512	19.555687	2.25%	0
2013	13.887103	19.124512	37.71%	0
2012	11.717066	13.887103	18.52%	0
2011	12.599329	11.717066	-7.00%	0
2010*	10.000000	12.599329	25.99%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	23.603195	29.247480	23.91%	6,369
2016	22.250117	23.603195	6.08%	6,395
2015	23.271260	22.250117	-4.39%	6,953
2014	24.090041	23.271260	-3.40%	6,442
2014	24.090041	23.271260	-3.40%	0
2013	16.287702	24.090041	47.90%	6,415
2012	15.337524	16.287702	6.20%	7,545
2011	16.329136	15.337524	-6.07%	0
2010	13.083275	16.329136	24.81%	8,423
2009	8.706050	13.083275	50.28%	1,634
2008	15.097100	8.706050	-42.33%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	11.306161	12.719340	12.50%	0
2016	11.115346	11.306161	1.72%	0
2015	11.444881	11.115346	-2.88%	0
2014	11.161427	11.444881	2.54%	0
2013	10.133644	11.161427	10.14%	0
2012*	10.000000	10.133644	1.34%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	26.231006	30.612974	16.71%	2,135
2016	23.999508	26.231006	9.30%	2,135
2015	24.046675	23.999508	-0.20%	2,198
2014	22.360320	24.046675	7.54%	2,556
2013	16.883353	22.360320	32.44%	2,578
2012	14.634801	16.883353	15.36%	2,601
2011	14.021132	14.634801	4.38%	2,633
2010	12.632195	14.021132	11.00%	1,518
2009	10.666981	12.632195	18.42%	0
2008	18.279472	10.666981	-41.65%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	39.075084	43.392711	11.05%	208
2016	31.819727	39.075084	22.80%	218
2015	34.289647	31.819727	-7.20%	266
2014	31.985756	34.289647	7.20%	497
2013	23.617220	31.985756	35.43%	520
2012	20.260226	23.617220	16.57%	545
2011	22.531759	20.260226	-10.08%	574
2010	18.088254	22.531759	24.57%	6,208
2009	12.885652	18.088254	40.38%	2,443
2008	20.381388	12.885652	-36.78%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	13.264844	13.532451	2.02%	8,322
2016	12.913377	13.264844	2.72%	8,398
2015	13.455468	12.913377	-4.03%	8,649
2014	13.237451	13.455468	1.65%	8,851
2013	14.699118	13.237451	-9.94%	8,591
2012	13.911245	14.699118	5.66%	18,866
2011	12.650935	13.911245	9.96%	21,454
2010	12.230506	12.650935	3.44%	38,381
2009	11.277410	12.230506	8.45%	7,797
2008	11.645795	11.277410	-3.16%	7,797

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2017	24.904858	29.481945	18.38%	0
2016	22.357583	24.904858	11.39%	0
2015	24.158328	22.357583	-7.45%	0
2014	21.855950	24.158328	10.53%	0
2013	16.394036	21.855950	33.32%	0
2012	14.556701	16.394036	12.62%	0
2011	14.382022	14.556701	1.21%	0
2010	12.836504	14.382022	12.04%	0
2009	11.076518	12.836504	15.89%	5,607
2008	17.246416	11.076518	-35.77%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2017	26.928079	29.537182	9.69%	0
2016	22.298890	26.928079	20.76%	0
2015	23.025180	22.298890	-3.15%	0
2014	20.130619	23.025180	14.38%	0
2013	15.748872	20.130619	27.82%	0
2012	13.770885	15.748872	14.36%	0
2011	14.113318	13.770885	-2.43%	0
2010	12.055015	14.113318	17.07%	0
2009	9.438220	12.055015	27.73%	0
2008	12.705990	9.438220	-25.72%	5,166
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.132423	12.761318	14.63%	0
2016	9.747542	11.132423	14.21%	0
2015*	10.000000	9.747542	-2.52%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	15.001598	16.785902	11.89%	0
2016	14.686033	15.001598	2.15%	0
2015	15.075762	14.686033	-2.59%	0
2014	15.030474	15.075762	0.30%	0
2013	13.350274	15.030474	12.59%	0
2012	12.338136	13.350274	8.20%	0
2011	13.012002	12.338136	-5.18%	0
2010	12.047512	13.012002	8.01%	0
2009*	10.000000	12.047512	20.48%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.215472	10.764030	5.37%	0
2016	9.201575	10.215472	11.02%	0
2015*	10.000000	9.201575	-7.98%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.856092	10.009780	1.56%	0
2016	9.775523	9.856092	0.82%	0
2015*	10.000000	9.775523	-2.24%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.186724	1.87%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	15.065852	16.568660	9.97%	0
2016	11.679458	15.065852	28.99%	0
2015	12.689419	11.679458	-7.96%	0
2014	12.209756	12.689419	3.93%	0
2013*	10.000000	12.209756	22.10%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.817555	13.378083	13.21%	0
2016	10.424458	11.817555	13.36%	0
2015	10.867426	10.424458	-4.08%	0
2014*	10.000000	10.867426	8.67%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	40.249806	44.520294	10.61%	106
2016	32.532659	40.249806	23.72%	124
2015	33.850236	32.532659	-3.89%	135
2014	32.724659	33.850236	3.44%	149
2013	23.633971	32.724659	38.46%	151
2012	20.752350	23.633971	13.89%	189
2011	20.971090	20.752350	-1.04%	202
2010	16.937364	20.971090	23.82%	216
2009	13.767326	16.937364	23.03%	0
2008	20.252351	13.767326	-32.02%	3,207
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	26.695664	31.842237	19.28%	0
2016	24.343383	26.695664	9.66%	0
2015	24.526219	24.343383	-0.75%	0
2014	22.037215	24.526219	11.29%	0
2013	17.004166	22.037215	29.60%	0
2012	14.965480	17.004166	13.62%	4,885
2011	14.965816	14.965480	0.00%	0
2010	13.278689	14.965816	12.71%	1,138
2009	10.706193	13.278689	24.03%	1,138
2008	17.359068	10.706193	-38.33%	2,501
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2017	22.445563	28.053225	24.98%	1,744
2016	21.191790	22.445563	5.92%	1,744
2015	22.137140	21.191790	-4.27%	1,744
2014	20.864105	22.137140	6.10%	1,744
2013	17.548607	20.864105	18.89%	0
2012	16.193027	17.548607	8.37%	0
2011	15.133209	16.193027	7.00%	4,927
2010	13.367954	15.133209	13.21%	0
2009	11.114634	13.367954	20.27%	5,335
2008	16.072727	11.114634	-30.85%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2017	21.732626	26.597889	22.39%	0
2016	18.910150	21.732626	14.93%	0
2015	19.714926	18.910150	-4.08%	0
2014	19.774186	19.714926	-0.30%	0
2013	13.558002	19.774186	45.85%	0
2012	11.459604	13.558002	18.31%	0
2011	13.550665	11.459604	-15.43%	0
2010	10.526805	13.550665	28.73%	6,869
2009	8.506413	10.526805	23.75%	0
2008	13.892332	8.506413	-38.77%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.389390	10.575550	1.79%	0
2016	9.690925	10.389390	7.21%	0
2015	9.947197	9.690925	-2.58%	0
2014	10.051420	9.947197	-1.04%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	13.909493	15.147796	8.90%	0
2016	14.798086	13.909493	-6.00%	0
2015	16.072912	14.798086	-7.93%	0
2014	16.554554	16.072912	-2.91%	0
2013	14.488942	16.554554	14.26%	0
2012	13.383188	14.488942	8.26%	0
2011	14.393262	13.383188	-7.02%	0
2010	12.943469	14.393262	11.20%	876
2009	11.613339	12.943469	11.45%	0
2008	16.780832	11.613339	-30.79%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	13.657464	13.943436	2.09%	1,309
2016	13.405476	13.657464	1.88%	1,258
2015	13.683583	13.405476	-2.03%	1,314
2014	13.434163	13.683583	1.86%	1,332
2013	13.550919	13.434163	-0.86%	1,396
2012	12.583144	13.550919	7.69%	1,506
2011	12.537641	12.583144	0.36%	1,544
2010	11.766909	12.537641	6.55%	1,524
2009	9.952237	11.766909	18.23%	236
2008	10.940382	9.952237	-9.03%	272

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2017	15.220049	16.893833	11.00%	0
2016	14.698109	15.220049	3.55%	0
2015	15.016756	14.698109	-2.12%	0
2014	14.644250	15.016756	2.54%	0
2013	13.147371	14.644250	11.39%	0
2012	11.974613	13.147371	9.79%	0
2011	12.221123	11.974613	-2.02%	0
2010	11.035277	12.221123	10.75%	0
2009	9.047398	11.035277	21.97%	0
2008	12.287101	9.047398	-26.37%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2017	15.877997	18.165334	14.41%	0
2016	15.250512	15.877997	4.11%	0
2015	15.569968	15.250512	-2.05%	0
2014	15.127960	15.569968	2.92%	0
2013	13.295195	15.127960	13.79%	0
2012	11.949934	13.295195	11.26%	0
2011	12.296505	11.949934	-2.82%	0
2010	10.930159	12.296505	12.50%	0
2009	8.641028	10.930159	26.49%	0
2008	13.068125	8.641028	-33.88%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2017	16.646835	19.771228	18.77%	0
2016	15.903114	16.646835	4.68%	0
2015	16.247758	15.903114	-2.12%	0
2014	15.764209	16.247758	3.07%	0
2013	13.195500	15.764209	19.47%	0
2012	11.642957	13.195500	13.33%	0
2011	12.176394	11.642957	-4.38%	0
2010	10.677541	12.176394	14.04%	0
2009	8.272037	10.677541	29.08%	0
2008	13.596993	8.272037	-39.16%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.414297	11.899783	14.26%	0
2016*	10.000000	10.414297	4.14%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	17.345422	16.594959	-4.33%	1,057
2016	13.202890	17.345422	31.38%	1,057
2015	16.931087	13.202890	-22.02%	1,057
2014	19.724711	16.931087	-14.16%	1,057
2013	16.146646	19.724711	22.16%	0
2012	15.668033	16.146646	3.05%	0
2011	16.795613	15.668033	-6.71%	318
2010	14.324389	16.795613	17.25%	335
2009	9.864477	14.324389	45.21%	155
2008	21.987615	9.864477	-55.14%	155

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	24.897295	27.599393	10.85%	4,946
2016	21.494481	24.897295	15.83%	5,767
2015	22.810831	21.494481	-5.77%	5,904
2014	21.369676	22.810831	6.74%	6,497
2013	16.989318	21.369676	25.78%	5,981
2012	14.750481	16.989318	15.18%	6,382
2011	14.892313	14.750481	-0.95%	8,115
2010	13.169727	14.892313	13.08%	8,598
2009	10.304503	13.169727	27.81%	3,264
2008	18.312401	10.304503	-43.73%	4,684
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.239547	12.897537	14.75%	0
2016*	10.000000	11.239547	12.40%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	25.541897	33.885479	32.67%	2,375
2016	25.814111	25.541897	-1.05%	2,375
2015	24.539551	25.814111	5.19%	2,375
2014	22.464534	24.539551	9.24%	2,375
2013	16.786436	22.464534	33.83%	1,270
2012	14.912234	16.786436	12.57%	4,970
2011	15.159132	14.912234	-1.63%	6,298
2010	12.437567	15.159132	21.88%	1,270
2009	9.877541	12.437567	25.92%	0
2008	19.051446	9.877541	-48.15%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	13.946824	14.272149	2.33%	0
2016	13.565521	13.946824	2.81%	0
2015	13.904259	13.565521	-2.44%	169
2014	13.378745	13.904259	3.93%	344
2013	13.883368	13.378745	-3.63%	2,084
2012	13.360935	13.883368	3.91%	5,534
2011	12.685157	13.360935	5.33%	2,489
2010	11.986646	12.685157	5.83%	15,319
2009	10.549582	11.986646	13.62%	15,441
2008	11.105543	10.549582	-5.01%	16,760
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	38.941045	46.189551	18.61%	1,863
2016	35.356804	38.941045	10.14%	1,878
2015	36.526674	35.356804	-3.20%	1,992
2014	35.008988	36.526674	4.34%	2,400
2013	26.185373	35.008988	33.70%	1,429
2012	23.229340	26.185373	12.73%	1,537
2011	26.480213	23.229340	-12.28%	1,657
2010	20.930292	26.480213	26.52%	5,908
2009	15.220205	20.930292	37.52%	3,608
2008	25.612307	15.220205	-40.57%	2,026

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	20.627731	26.385846	27.91%	0
2016	22.128001	20.627731	-6.78%	0
2015	21.770183	22.128001	1.64%	0
2014	24.125915	21.770183	-9.76%	0
2013	18.835879	24.125915	28.08%	0
2012	15.902216	18.835879	18.45%	0
2011	19.550492	15.902216	-18.66%	0
2010	17.609024	19.550492	11.03%	0
2009	14.177893	17.609024	24.20%	0
2008	25.711757	14.177893	-44.86%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017	12.014684	12.268895	2.12%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	31.526215	36.944188	17.19%	167
2016	29.318976	31.526215	7.53%	175
2015	30.777689	29.318976	-4.74%	164
2014	29.365563	30.777689	4.81%	166
2013	22.923545	29.365563	28.10%	163
2012	18.334851	22.923545	25.03%	178
2011	20.483684	18.334851	-10.49%	202
2010	16.476816	20.483684	24.32%	1,773
2009	10.655087	16.476816	54.64%	3,561
2008	22.229288	10.655087	-52.07%	1,773
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	12.753651	14.053517	10.19%	0
2016	11.451128	12.753651	11.37%	0
2015	12.408313	11.451128	-7.71%	0
2014	12.260892	12.408313	1.20%	0
2013	10.067148	12.260892	21.79%	0
2012	8.871033	10.067148	13.48%	0
2011	9.156174	8.871033	-3.11%	0
2010	8.439583	9.156174	8.49%	0
2009	6.584786	8.439583	28.17%	0
2008*	10.000000	6.584786	-34.15%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	15.343425	16.559143	7.92%	0
2016	13.674555	15.343425	12.20%	0
2015	14.951683	13.674555	-8.54%	0
2014	14.524375	14.951683	2.94%	0
2013	12.954481	14.524375	12.12%	0
2012	11.686925	12.954481	10.85%	0
2011	11.599971	11.686925	0.75%	0
2010	10.462580	11.599971	10.87%	0
2009	7.841436	10.462580	33.43%	0
2008	11.328748	7.841436	-30.78%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2017	26.972662	31.999186	18.64%	4,422
2016	23.620681	26.972662	14.19%	4,451
2015	24.913618	23.620681	-5.19%	4,466
2014	23.287348	24.913618	6.98%	4,466
2013	18.248147	23.287348	27.61%	5,531
2012	16.564188	18.248147	10.17%	5,542
2011	15.880295	16.564188	4.31%	6,460
2010	13.376801	15.880295	18.72%	6,849
2009	11.584978	13.376801	15.47%	1,823
2008	16.150306	11.584978	-28.27%	3,687
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	37.446660	40.774303	8.89%	612
2016	29.229900	37.446660	28.11%	621
2015	32.074607	29.229900	-8.87%	629
2014	32.411142	32.074607	-1.04%	637
2013	24.176676	32.411142	34.06%	645
2012	20.754378	24.176676	16.49%	654
2011	21.915273	20.754378	-5.30%	692
2010	17.369292	21.915273	26.17%	696
2009	13.666982	17.369292	27.09%	313
2008	20.736007	13.666982	-34.09%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.527895	11.782998	38.17%	0
2016	7.379098	8.527895	15.57%	0
2015	9.327694	7.379098	-20.89%	0
2014*	10.000000	9.327694	-6.72%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	20.925913	24.029533	14.83%	193
2016	19.841566	20.925913	5.47%	212
2015	21.564395	19.841566	-7.99%	212
2014	24.660268	21.564395	-12.55%	207
2013	20.379728	24.660268	21.00%	0
2012	17.517842	20.379728	16.34%	0
2011	19.920770	17.517842	-12.06%	0
2010	18.674542	19.920770	6.67%	0
2009	13.848383	18.674542	34.85%	0
2008	23.605325	13.848383	-41.33%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.303556	9.331401	0.30%	485
2016	9.184531	9.303556	1.30%	479
2015	9.753773	9.184531	-5.84%	481
2014	9.733945	9.753773	0.20%	466

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	11.095906	12.350519	11.31%	0
2016	10.807077	11.095906	2.67%	0
2015	11.661174	10.807077	-7.32%	0
2014	11.400965	11.661174	2.28%	0
2013	10.202217	11.400965	11.75%	0
2012*	10.000000	10.202217	2.02%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.994467	10.196385	2.02%	0
2016	10.205891	9.994467	-2.07%	0
2015	10.183564	10.205891	0.22%	0
2014	9.888395	10.183564	2.99%	0
2013*	10.000000	9.888395	-1.12%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	14.583656	18.229719	25.00%	1,922
2016	14.527137	14.583656	0.39%	1,922
2015	14.093885	14.527137	3.07%	1,922
2014	13.241411	14.093885	6.44%	1,922
2013	9.625937	13.241411	37.56%	0
2012*	10.000000	9.625937	-3.74%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	13.506692	15.238779	12.82%	0
2016	12.129177	13.506692	11.36%	0
2015	12.877667	12.129177	-5.81%	0
2014	12.563216	12.877667	2.50%	0
2013	9.938515	12.563216	26.41%	0
2012*	10.000000	9.938515	-0.61%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.624054	16.375220	20.19%	0
2016	13.766181	13.624054	-1.03%	0
2015	13.845782	13.766181	-0.57%	0
2014	13.065937	13.845782	5.97%	0
2013	9.720326	13.065937	34.42%	0
2012*	10.000000	9.720326	-2.80%	9,760
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	13.452753	15.657141	16.39%	0
2016	14.031260	13.452753	-4.12%	0
2015	15.558006	14.031260	-9.81%	0
2014	16.689770	15.558006	-6.78%	0
2013	13.554536	16.689770	23.13%	0
2012	11.558890	13.554536	17.27%	0
2011	12.658677	11.558890	-8.69%	0
2010	11.837444	12.658677	6.94%	0
2009*	10.000000	11.837444	18.37%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	12.378099	12.994093	4.98%	0
2016	10.826354	12.378099	14.33%	0
2015	11.767901	10.826354	-8.00%	0
2014	11.735716	11.767901	0.27%	0
2013	10.793279	11.735716	8.73%	0
2012*	10.000000	10.793279	7.93%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	13.201472	16.484926	24.87%	0
2016	12.642371	13.201472	4.42%	0
2015	13.636142	12.642371	-7.29%	0
2014	12.846881	13.636142	6.14%	0
2013	10.047642	12.846881	27.86%	0
2012*	10.000000	10.047642	0.48%	0
Janus Henderson VIT Balanced Portfolio: Service Sharess - Q/NQ
2017	23.595162	27.429486	16.25%	0
2016	22.984024	23.595162	2.66%	0
2015	23.262259	22.984024	-1.20%	0
2014	21.841141	23.262259	6.51%	0
2013	18.527280	21.841141	17.89%	0
2012	16.607932	18.527280	11.56%	0
2011	16.651767	16.607932	-0.26%	0
2010	15.651559	16.651767	6.39%	0
2009	12.665775	15.651559	23.57%	0
2008	15.334560	12.665775	-17.40%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.823881	9.991251	1.70%	0
2016	9.766197	9.823881	0.59%	0
2015*	10.000000	9.766197	-2.34%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	32.322657	41.347993	27.92%	0
2016	32.220910	32.322657	0.32%	0
2015	29.252806	32.220910	10.15%	0
2014	27.407642	29.252806	6.73%	0
2013	21.280441	27.407642	28.79%	0
2012	17.461218	21.280441	21.87%	0
2011	19.068241	17.461218	-8.43%	0
2010	18.198945	19.068241	4.78%	0
2009	12.666338	18.198945	43.68%	2,797
2008	23.114947	12.666338	-45.20%	4,539
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	16.437551	23.440473	42.60%	0
2016	14.671792	16.437551	12.04%	0
2015	14.248429	14.671792	2.97%	0
2014	13.242263	14.248429	7.60%	0
2013	9.939732	13.242263	33.23%	0
2012*	10.000000	9.939732	-0.60%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	24.001567	30.894428	28.72%	0
2016	26.144451	24.001567	-8.20%	0
2015	29.134916	26.144451	-10.26%	0
2014	33.685224	29.134916	-13.51%	0
2013	29.954850	33.685224	12.45%	0
2012	26.897782	29.954850	11.37%	0
2011	40.399054	26.897782	-33.42%	0
2010	32.839634	40.399054	23.02%	0
2009	18.636894	32.839634	76.21%	0
2008	39.649038	18.636894	-53.00%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.617781	10.840110	25.79%	0
2016	7.250773	8.617781	18.85%	0
2015	9.217400	7.250773	-21.34%	0
2014	9.822798	9.217400	-6.16%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.954253	10.173897	2.21%	0
2016*	10.000000	9.954253	-0.46%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	13.309889	16.546432	24.32%	0
2016	12.431862	13.309889	7.06%	0
2015	12.911061	12.431862	-3.71%	0
2014	14.184069	12.911061	-8.97%	0
2013	10.207292	14.184069	38.96%	0
2012*	10.000000	10.207292	2.07%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	29.963096	34.600307	15.48%	2,308
2016	26.762192	29.963096	11.96%	2,327
2015	27.453783	26.762192	-2.52%	2,651
2014	25.317220	27.453783	8.44%	3,488
2013	18.974532	25.317220	33.43%	1,571
2012	16.640806	18.974532	14.02%	5,685
2011	16.990082	16.640806	-2.06%	9,507
2010	15.524850	16.990082	9.44%	15,741
2009	12.884544	15.524850	20.49%	3,079
2008	19.469028	12.884544	-33.82%	2,443
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	15.804161	19.723043	24.80%	0
2016	15.466300	15.804161	2.18%	0
2015	14.783438	15.466300	4.62%	0
2014	14.855551	14.783438	-0.49%	0
2013	11.828295	14.855551	25.59%	0
2012	10.369104	11.828295	14.07%	0
2011	10.728047	10.369104	-3.35%	0
2010*	10.000000	10.728047	7.28%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	10.120059	12.757122	26.06%	0
2016	9.716533	10.120059	4.15%	0
2015*	10.000000	9.716533	-2.83%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	13.062532	13.611808	4.20%	0
2016	12.539528	13.062532	4.17%	0
2015	12.850372	12.539528	-2.42%	0
2014	12.140796	12.850372	5.84%	0
2013	12.410211	12.140796	-2.17%	0
2012	11.550641	12.410211	7.44%	0
2011	11.136196	11.550641	3.72%	1,421
2010	10.590879	11.136196	5.15%	1,837
2009	9.840028	10.590879	7.63%	342
2008	11.167683	9.840028	-11.89%	1,501
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	23.278754	25.103085	7.84%	0
2016	21.392712	23.278754	8.82%	0
2015	21.999148	21.392712	-2.76%	0
2014	21.728819	21.999148	1.24%	0
2013	24.201356	21.728819	-10.22%	0
2012	20.865808	24.201356	15.99%	0
2011	19.838457	20.865808	5.18%	0
2010	18.371286	19.838457	7.99%	0
2009	14.348989	18.371286	28.03%	0
2008	17.151690	14.348989	-16.34%	203
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.287187	10.285437	10.75%	0
2016	8.209095	9.287187	13.13%	0
2015*	10.000000	8.209095	-17.91%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	16.570403	19.162658	15.64%	0
2016	15.169788	16.570403	9.23%	0
2015	16.606704	15.169788	-8.65%	0
2014	17.232436	16.606704	-3.63%	0
2013	13.275050	17.232436	29.81%	0
2012	11.002007	13.275050	20.66%	6,401
2011	11.283324	11.002007	-2.49%	6,717
2010*	10.000000	11.283324	12.83%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	24.658730	26.312786	6.71%	649
2016	20.845233	24.658730	18.29%	635
2015	22.168908	20.845233	-5.97%	643
2014	19.946708	22.168908	11.14%	641
2013	15.394976	19.946708	29.57%	237
2012	13.671001	15.394976	12.61%	238
2011	13.825581	13.671001	-1.12%	234
2010	12.417195	13.825581	11.34%	1,308
2009*	10.000000	12.417195	24.17%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	15.240492	17.365896	13.95%	5,902
2016	14.208866	15.240492	7.26%	6,361
2015	14.299178	14.208866	-0.63%	6,740
2014	13.840957	14.299178	3.31%	7,098
2013	11.409307	13.840957	21.31%	7,324
2012	10.020388	11.409307	13.86%	8,037
2011	10.089236	10.020388	-0.68%	8,656
2010	9.153218	10.089236	10.23%	9,160
2009	7.537242	9.153218	21.44%	3,582
2008	10.907812	7.537242	-30.90%	3,530
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	11.379622	11.557677	1.56%	23,811
2016	11.265560	11.379622	1.01%	23,320
2015	11.475254	11.265560	-1.83%	23,604
2014	11.108794	11.475254	3.30%	23,721
2013	11.587676	11.108794	-4.13%	23,826
2012	11.219328	11.587676	3.28%	22,995
2011	10.783999	11.219328	4.04%	22,939
2010	10.339936	10.783999	4.29%	22,525
2009	9.369657	10.339936	10.36%	17,583
2008	10.565011	9.369657	-11.31%	17,773
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	15.632004	20.146206	28.88%	0
2016	15.855794	15.632004	-1.41%	0
2015	15.124041	15.855794	4.84%	0
2014	15.092915	15.124041	0.21%	0
2013	11.923253	15.092915	26.58%	0
2012	9.925368	11.923253	20.13%	0
2011	11.121844	9.925368	-10.76%	0
2010	10.154988	11.121844	9.52%	0
2009	7.288016	10.154988	39.34%	0
2008	12.070327	7.288016	-39.62%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	16.255186	20.442305	25.76%	0
2016	15.145964	16.255186	7.32%	0
2015	14.462710	15.145964	4.72%	269
2014	13.600737	14.462710	6.34%	548
2013	10.664096	13.600737	27.54%	832
2012	9.231445	10.664096	15.52%	1,143
2011	9.842687	9.231445	-6.21%	1,480
2010	8.462921	9.842687	16.30%	1,605
2009	6.197142	8.462921	36.56%	0
2008	11.289658	6.197142	-45.11%	175
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	14.321589	17.183320	19.98%	6,267
2016	13.101235	14.321589	9.31%	7,112
2015	13.171150	13.101235	-0.53%	7,530
2014	12.143349	13.171150	8.46%	8,107
2013	9.280938	12.143349	30.84%	8,861
2012	8.057376	9.280938	15.19%	10,201
2011	8.375360	8.057376	-3.80%	11,026
2010	7.669690	8.375360	9.20%	11,527
2009	5.964017	7.669690	28.60%	4,437
2008	9.786217	5.964017	-39.06%	4,287
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	26.235044	30.382996	15.81%	0
2016	22.675525	26.235044	15.70%	0
2015	24.650395	22.675525	-8.01%	0
2014	22.998312	24.650395	7.18%	0
2013	17.274269	22.998312	33.14%	0
2012	14.856263	17.274269	16.28%	0
2011	15.492312	14.856263	-4.11%	0
2010	13.637622	15.492312	13.60%	0
2009	10.804956	13.637622	26.22%	165
2008	17.490950	10.804956	-38.23%	243
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.389012	10.942366	16.54%	0
2016	9.265636	9.389012	1.33%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	21.466863	22.551714	5.05%	613
2016	19.109692	21.466863	12.33%	613
2015	19.940363	19.109692	-4.17%	754
2014	19.760630	19.940363	0.91%	899
2013	18.755489	19.760630	5.36%	0
2012	16.639082	18.755489	12.72%	0
2011	16.287204	16.639082	2.16%	0
2010	14.627741	16.287204	11.34%	0
2009	10.181901	14.627741	43.66%	0
2008	14.369521	10.181901	-29.14%	211

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	14.010264	17.200381	22.77%	1,664
2016	12.539184	14.010264	11.73%	1,664
2015	12.896912	12.539184	-2.77%	1,664
2014	12.299836	12.896912	4.85%	1,664
2013	8.708625	12.299836	41.24%	1,036
2012	7.575239	8.708625	14.96%	1,036
2011	8.713869	7.575239	-13.07%	1,036
2010	7.674674	8.713869	13.54%	1,053
2009	5.098914	7.674674	50.52%	11,335
2008*	10.000000	5.098914	-49.01%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	15.758195	18.354401	16.48%	40,589
2016	14.543528	15.758195	8.35%	40,589
2015	14.842112	14.543528	-2.01%	40,589
2014	13.648971	14.842112	8.74%	40,589
2013	10.011241	13.648971	36.34%	40,589
2012	9.134578	10.011241	9.60%	40,589
2011	9.596199	9.134578	-4.81%	40,589
2010	7.892510	9.596199	21.59%	40,589
2009	6.110181	7.892510	29.17%	42,032
2008*	10.000000	6.110181	-38.90%	42,247
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	12.972949	15.293500	17.89%	0
2016	12.165795	12.972949	6.63%	0
2015	12.584344	12.165795	-3.33%	0
2014	12.238624	12.584344	2.82%	0
2013	9.606118	12.238624	27.40%	0
2012	8.404994	9.606118	14.29%	0
2011	9.123333	8.404994	-7.87%	0
2010	8.065347	9.123333	13.12%	0
2009	6.344226	8.065347	27.13%	0
2008*	10.000000	6.344226	-36.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.641582	13.939075	10.26%	0
2016	12.107042	12.641582	4.42%	0
2015	12.435649	12.107042	-2.64%	0
2014	12.117125	12.435649	2.63%	0
2013	10.739944	12.117125	12.82%	0
2012	9.827937	10.739944	9.28%	18,467
2011	10.123577	9.827937	-2.92%	19,913
2010	9.318454	10.123577	8.64%	0
2009	7.903416	9.318454	17.90%	0
2008*	10.000000	7.903416	-20.97%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	12.994971	14.808819	13.96%	0
2016	12.304774	12.994971	5.61%	0
2015	12.673240	12.304774	-2.91%	0
2014	12.301449	12.673240	3.02%	0
2013	10.310816	12.301449	19.31%	0
2012	9.220877	10.310816	11.82%	0
2011	9.705119	9.220877	-4.99%	0
2010	8.775630	9.705119	10.59%	0
2009	7.182694	8.775630	22.18%	0
2008*	10.000000	7.182694	-28.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.788755	12.338275	4.66%	4
2016	11.451654	11.788755	2.94%	391
2015	11.723899	11.451654	-2.32%	398
2014	11.529829	11.723899	1.68%	0
2013	11.166474	11.529829	3.25%	0
2012	10.556847	11.166474	5.77%	0
2011	10.578841	10.556847	-0.21%	22,079
2010	10.066259	10.578841	5.09%	0
2009	9.051407	10.066259	11.21%	0
2008*	10.000000	9.051407	-9.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.634430	12.009977	12.93%	0
2016	10.237978	10.634430	3.87%	0
2015	10.871267	10.237978	-5.83%	0
2014	10.803853	10.871267	0.62%	0
2013*	10.000000	10.803853	8.04%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.640101	12.333131	15.91%	0
2016	10.180195	10.640101	4.52%	0
2015	10.876137	10.180195	-6.40%	0
2014	10.942101	10.876137	-0.60%	0
2013*	10.000000	10.942101	9.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.850669	14.412127	12.15%	0
2016	12.234537	12.850669	5.04%	0
2015	12.567429	12.234537	-2.65%	0
2014	12.213602	12.567429	2.90%	0
2013	10.536222	12.213602	15.92%	0
2012	9.529175	10.536222	10.57%	0
2011	9.915082	9.529175	-3.89%	0
2010	9.047478	9.915082	9.59%	5,292
2009	7.539794	9.047478	20.00%	8,147
2008*	10.000000	7.539794	-24.60%	2,805

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	12.933574	15.026958	16.19%	0
2016	12.215941	12.933574	5.87%	0
2015	12.604625	12.215941	-3.08%	0
2014	12.250727	12.604625	2.89%	0
2013	10.017858	12.250727	22.29%	0
2012	8.885150	10.017858	12.75%	8,565
2011	9.471826	8.885150	-6.19%	8,892
2010	8.494974	9.471826	11.50%	8,892
2009	6.820361	8.494974	24.55%	0
2008*	10.000000	6.820361	-31.80%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.447526	13.459795	8.13%	0
2016	11.933614	12.447526	4.31%	0
2015	12.258239	11.933614	-2.65%	0
2014	11.968960	12.258239	2.42%	646
2013	10.934659	11.968960	9.46%	823
2012	10.098600	10.934659	8.28%	2,197
2011	10.290272	10.098600	-1.86%	4,118
2010	9.591116	10.290272	7.29%	4,295
2009	8.282650	9.591116	15.80%	0
2008*	10.000000	8.282650	-17.17%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	12.182745	12.489403	2.52%	0
2016	11.790163	12.182745	3.33%	0
2015	12.088315	11.790163	-2.47%	853
2014	11.735766	12.088315	3.00%	2,250
2013	12.185985	11.735766	-3.69%	6,067
2012	11.522414	12.185985	5.76%	15,486
2011	11.021687	11.522414	4.54%	20,649
2010	10.489872	11.021687	5.07%	31,608
2009	9.817027	10.489872	6.85%	486
2008*	10.000000	9.817027	-1.83%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	13.039576	13.314864	2.11%	0
2016	12.823240	13.039576	1.69%	0
2015	13.099503	12.823240	-2.11%	0
2014	12.692890	13.099503	3.20%	0
2013	13.169096	12.692890	-3.62%	0
2012	12.494405	13.169096	5.40%	0
2011	11.972943	12.494405	4.36%	206
2010	11.254404	11.972943	6.38%	7,039
2009	9.822838	11.254404	14.57%	0
2008*	10.000000	9.822838	-1.77%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	11.995258	13.914994	16.00%	0
2016	10.943577	11.995258	9.61%	0
2015	11.484322	10.943577	-4.71%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.537110	12.923400	12.02%	0
2016	10.778967	11.537110	7.03%	0
2015	11.150671	10.778967	-3.33%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	26.190423	36.396705	38.97%	0
2016	24.763164	26.190423	5.76%	0
2015	30.042910	24.763164	-17.57%	34
2014	32.387391	30.042910	-7.24%	69
2013	32.773461	32.387391	-1.18%	0
2012	28.470321	32.773461	15.11%	0
2011	37.379243	28.470321	-23.83%	0
2010	32.771708	37.379243	14.06%	0
2009	20.421084	32.771708	60.48%	0
2008	49.331720	20.421084	-58.60%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	12.455646	12.512368	0.46%	1,713
2016	12.564431	12.455646	-0.87%	1,713
2015	12.782639	12.564431	-1.71%	2,047
2014	12.422870	12.782639	2.90%	2,365
2013	13.158533	12.422870	-5.59%	2,691
2012	12.976355	13.158533	1.40%	3,198
2011	12.294754	12.976355	5.54%	5,944
2010	11.924444	12.294754	3.11%	12,440
2009	11.801052	11.924444	1.05%	9,222
2008	11.133461	11.801052	6.00%	3,104
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	9.300210	9.190385	-1.18%	35,853
2016	9.450299	9.300210	-1.59%	37,120
2015	9.603961	9.450299	-1.60%	38,278
2014	9.760122	9.603961	-1.60%	39,315
2013	9.918820	9.760122	-1.60%	33,602
2012	10.080544	9.918820	-1.60%	35,865
2011	10.243993	10.080544	-1.60%	38,048
2010	10.410549	10.243993	-1.60%	2,919
2009	10.575386	10.410549	-1.56%	351
2008	10.531068	10.575386	0.42%	2,984
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	8.259168	10.327891	25.05%	0
2016	8.340239	8.259168	-0.97%	0
2015	8.757950	8.340239	-4.77%	0
2014	8.964887	8.757950	-2.31%	0
2013	7.749583	8.964887	15.68%	0
2012	6.835126	7.749583	13.38%	0
2011	7.717855	6.835126	-11.44%	0
2010	6.940738	7.717855	11.20%	0
2009	5.448853	6.940738	27.38%	0
2008*	10.000000	5.448853	-45.51%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	9.201033	11.268607	22.47%	0
2016	9.301580	9.201033	-1.08%	0
2015	9.585993	9.301580	-2.97%	0
2014	10.384440	9.585993	-7.69%	0
2013	8.720863	10.384440	19.08%	0
2012	7.497524	8.720863	16.32%	0
2011	8.742609	7.497524	-14.24%	0
2010	8.272622	8.742609	5.68%	0
2009	6.536956	8.272622	26.55%	0
2008	11.673690	6.536956	-44.00%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	25.181788	29.346896	16.54%	6,471
2016	23.376838	25.181788	7.72%	6,471
2015	23.996480	23.376838	-2.58%	6,472
2014	23.228642	23.996480	3.31%	6,473
2013	18.551422	23.228642	25.21%	11,622
2012	16.266809	18.551422	14.04%	11,625
2011	17.207273	16.266809	-5.47%	16,503
2010	15.255212	17.207273	12.80%	17,102
2009	12.187565	15.255212	25.17%	15,839
2008	19.611669	12.187565	-37.86%	17,043
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	15.692285	17.160723	9.36%	0
2016	15.001263	15.692285	4.61%	0
2015	15.271717	15.001263	-1.77%	0
2014	14.839596	15.271717	2.91%	0
2013	13.296005	14.839596	11.61%	0
2012	12.353220	13.296005	7.63%	0
2011	12.443560	12.353220	-0.73%	0
2010	11.515622	12.443560	8.06%	0
2009*	10.000000	11.515622	15.16%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	18.102804	20.451985	12.98%	12,644
2016	17.074860	18.102804	6.02%	12,794
2015	17.445293	17.074860	-2.12%	12,948
2014	16.850710	17.445293	3.53%	13,110
2013	14.330900	16.850710	17.58%	13,259
2012	12.975019	14.330900	10.45%	13,401
2011	13.310100	12.975019	-2.52%	13,541
2010	12.073858	13.310100	10.24%	0
2009*	10.000000	12.073858	20.74%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	14.090882	14.654011	4.00%	555
2016	13.733797	14.090882	2.60%	606
2015	13.920261	13.733797	-1.34%	632
2014	13.616857	13.920261	2.23%	632
2013	13.200453	13.616857	3.15%	632
2012	12.755443	13.200453	3.49%	632
2011	12.593285	12.755443	1.29%	632
2010	12.085834	12.593285	4.20%	0
2009	11.259468	12.085834	7.34%	1,339
2008	12.175906	11.259468	-7.53%	1,341
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.622731	11.919943	12.21%	0
2016	10.212099	10.622731	4.02%	0
2015	10.725804	10.212099	-4.79%	0
2014	10.638928	10.725804	0.82%	0
2013*	10.000000	10.638928	6.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.681078	12.293590	15.10%	0
2016	10.148841	10.681078	5.24%	0
2015	10.738592	10.148841	-5.49%	0
2014	10.727233	10.738592	0.11%	0
2013*	10.000000	10.727233	7.27%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	19.808585	22.012318	11.13%	2,257
2016	18.787779	19.808585	5.43%	2,260
2015	19.157395	18.787779	-1.93%	2,263
2014	18.509872	19.157395	3.50%	2,266
2013	16.128952	18.509872	14.76%	2,269
2012	14.792455	16.128952	9.03%	5,221
2011	15.038547	14.792455	-1.64%	9,186
2010	13.779143	15.038547	9.14%	8,557
2009	11.754010	13.779143	17.23%	37,055
2008	15.552908	11.754010	-24.43%	52,357
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	22.911274	26.306088	14.82%	0
2016	21.462451	22.911274	6.75%	0
2015	21.971809	21.462451	-2.32%	0
2014	21.274489	21.971809	3.28%	0
2013	17.666886	21.274489	20.42%	0
2012	15.783031	17.666886	11.94%	0
2011	16.387640	15.783031	-3.69%	24,082
2010	14.759653	16.387640	11.03%	54,194
2009	12.058324	14.759653	22.40%	57,707
2008	17.861621	12.058324	-32.49%	62,142

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	16.998314	18.267881	7.47%	0
2016	16.341968	16.998314	4.02%	0
2015	16.612778	16.341968	-1.63%	0
2014	16.118956	16.612778	3.06%	0
2013	14.825135	16.118956	8.73%	0
2012	13.945554	14.825135	6.31%	0
2011	13.885416	13.945554	0.43%	0
2010	13.003655	13.885416	6.78%	444
2009	11.535373	13.003655	12.73%	2,203
2008	13.798951	11.535373	-16.40%	6,534
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	23.135026	28.928376	25.04%	6,630
2016	22.753747	23.135026	1.68%	7,715
2015	22.059889	22.753747	3.15%	8,004
2014	20.650430	22.059889	6.83%	8,279
2013	15.398590	20.650430	34.11%	5,273
2012	13.215069	15.398590	16.52%	11,728
2011	13.773149	13.215069	-4.05%	17,358
2010	12.898447	13.773149	6.78%	26,276
2009*	10.000000	12.898447	28.98%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.203256	11.802874	15.68%	0
2016	9.552209	10.203256	6.82%	0
2015	9.930687	9.552209	-3.81%	0
2014*	10.000000	9.930687	-0.69%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.805847	12.940561	19.76%	0
2016	9.978700	10.805847	8.29%	0
2015	10.126626	9.978700	-1.46%	0
2014*	10.000000	10.126626	1.27%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	38.140840	43.454650	13.93%	0
2016	32.221668	38.140840	18.37%	0
2015	33.597035	32.221668	-4.09%	0
2014	31.203815	33.597035	7.67%	0
2013	23.834214	31.203815	30.92%	0
2012	20.619756	23.834214	15.59%	3,451
2011	21.501436	20.619756	-4.10%	3,532
2010	17.314144	21.501436	24.18%	3,242
2009	12.866511	17.314144	34.57%	0
2008	20.580401	12.866511	-37.48%	2,034

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	15.433929	16.149269	4.63%	3,500
2016	14.435943	15.433929	6.91%	3,552
2015	15.107336	14.435943	-4.44%	3,580
2014	14.779017	15.107336	2.22%	3,633
2013	15.190129	14.779017	-2.71%	4,203
2012	13.753001	15.190129	10.45%	4,252
2011	13.241444	13.753001	3.86%	5,593
2010	12.168368	13.241444	8.82%	7,474
2009	9.942246	12.168368	22.39%	0
2008	12.216298	9.942246	-18.61%	669
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	9.966622	12.312129	23.53%	0
2016	10.384934	9.966622	-4.03%	0
2015	10.623347	10.384934	-2.24%	0
2014	10.944064	10.623347	-2.93%	0
2013	9.185849	10.944064	19.14%	0
2012	8.081307	9.185849	13.67%	0
2011	9.086965	8.081307	-11.07%	2,150
2010	8.114390	9.086965	11.99%	2,262
2009	6.058679	8.114390	33.93%	7,678
2008*	10.000000	6.058679	-39.41%	1,461
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	14.672159	17.691725	20.58%	0
2016	14.202581	14.672159	3.31%	0
2015	15.248707	14.202581	-6.86%	0
2014	17.157025	15.248707	-11.12%	0
2013	14.403929	17.157025	19.11%	0
2012	12.506538	14.403929	15.17%	0
2011	15.205367	12.506538	-17.75%	0
2010	14.592263	15.205367	4.20%	0
2009	11.450634	14.592263	27.44%	0
2008	21.743316	11.450634	-47.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	14.444342	18.460919	27.81%	2,708
2016	14.392141	14.444342	0.36%	2,708
2015	14.182311	14.392141	1.48%	2,708
2014	13.085001	14.182311	8.39%	2,708
2013	9.893093	13.085001	32.26%	2,708
2012	8.657050	9.893093	14.28%	2,708
2011	9.091405	8.657050	-4.78%	2,708
2010	8.009068	9.091405	13.51%	914
2009	6.292346	8.009068	27.28%	910
2008*	10.000000	6.292346	-37.08%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	14.607626	16.439012	12.54%	2,783
2016	12.791946	14.607626	14.19%	2,781
2015	13.462609	12.791946	-4.98%	2,780
2014	12.410294	13.462609	8.48%	2,781
2013	9.340331	12.410294	32.87%	382
2012	8.072481	9.340331	15.71%	398
2011	8.735710	8.072481	-7.59%	393
2010	7.874053	8.735710	10.94%	358
2009	6.280491	7.874053	25.37%	359
2008*	10.000000	6.280491	-37.20%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	14.541635	18.248063	25.49%	468
2016	13.933674	14.541635	4.36%	468
2015	14.209370	13.933674	-1.94%	468
2014	13.922552	14.209370	2.06%	468
2013	10.207959	13.922552	36.39%	0
2012	9.049132	10.207959	12.81%	0
2011	9.624361	9.049132	-5.98%	0
2010	7.733736	9.624361	24.45%	186
2009	6.202867	7.733736	24.68%	932
2008*	10.000000	6.202867	-37.97%	506
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	18.899743	21.172012	12.02%	0
2016	16.332646	18.899743	15.72%	0
2015	17.091435	16.332646	-4.44%	0
2014	14.843036	17.091435	15.15%	0
2013	11.117741	14.843036	33.51%	0
2012	9.711509	11.117741	14.48%	0
2011	10.103648	9.711509	-3.88%	0
2010	8.582814	10.103648	17.72%	0
2009	6.685366	8.582814	28.38%	762
2008*	10.000000	6.685366	-33.15%	1,061
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	23.437524	28.748035	22.66%	0
2016	22.041440	23.437524	6.33%	0
2015	22.281846	22.041440	-1.08%	41
2014	22.083646	22.281846	0.90%	278
2013	15.590460	22.083646	41.65%	292
2012	14.010209	15.590460	11.28%	4,855
2011	14.361230	14.010209	-2.44%	5,257
2010	11.665889	14.361230	23.10%	508
2009	9.321418	11.665889	25.15%	0
2008	17.719173	9.321418	-47.39%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	38.199668	40.880529	7.02%	0
2016	30.903389	38.199668	23.61%	0
2015	33.513737	30.903389	-7.79%	0
2014	31.900538	33.513737	5.06%	0
2013	23.152434	31.900538	37.78%	0
2012	19.558424	23.152434	18.38%	0
2011	21.022225	19.558424	-6.96%	0
2010	16.891763	21.022225	24.45%	0
2009	13.639292	16.891763	23.85%	0
2008	20.474906	13.639292	-33.39%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	34.385474	38.303059	11.39%	0
2016	28.514738	34.385474	20.59%	0
2015	29.538217	28.514738	-3.46%	0
2014	29.852578	29.538217	-1.05%	0
2013	21.584842	29.852578	38.30%	0
2012	19.037780	21.584842	13.38%	3,368
2011	20.538617	19.037780	-7.31%	3,780
2010	16.700576	20.538617	22.98%	39
2009	12.625283	16.700576	32.28%	0
2008	20.814123	12.625283	-39.34%	77
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	23.704189	28.048419	18.33%	169
2016	21.670555	23.704189	9.38%	194
2015	21.878120	21.670555	-0.95%	205
2014	19.884247	21.878120	10.03%	223
2013	15.450290	19.884247	28.70%	248
2012	13.792245	15.450290	12.02%	281
2011	13.963239	13.792245	-1.22%	299
2010	12.532874	13.963239	11.41%	310
2009	10.144166	12.532874	23.55%	901
2008	17.656561	10.144166	-42.55%	1,069
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	13.597376	14.202418	4.45%	728
2016	12.892526	13.597376	5.47%	728
2015	13.888310	12.892526	-7.17%	728
2014	10.974612	13.888310	26.55%	728
2013	10.859827	10.974612	1.06%	1,581
2012	9.548921	10.859827	13.73%	1,742
2011	9.142631	9.548921	4.44%	1,743
2010	7.156887	9.142631	27.75%	1,770
2009	5.572806	7.156887	28.43%	164
2008*	10.000000	5.572806	-44.27%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	14.144470	16.873020	19.29%	0
2016	12.903330	14.144470	9.62%	0
2015	12.990655	12.903330	-0.67%	0
2014	11.675089	12.990655	11.27%	0
2013*	10.000000	11.675089	16.75%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	10.221076	10.216813	-0.04%	0
2016	10.134303	10.221076	0.86%	0
2015	10.334346	10.134303	-1.94%	0
2014	10.450771	10.334346	-1.11%	0
2013	10.609527	10.450771	-1.50%	0
2012	10.415485	10.609527	1.86%	0
2011	10.448755	10.415485	-0.32%	0
2010	10.367761	10.448755	0.78%	0
2009	9.836967	10.367761	5.40%	0
2008*	10.000000	9.836967	-1.63%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	14.366826	16.142471	12.36%	0
2016	12.078820	14.366826	18.94%	0
2015	12.905266	12.078820	-6.40%	0
2014	12.544163	12.905266	2.88%	0
2013*	10.000000	12.544163	25.44%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	13.747984	16.602115	20.76%	0
2016	13.816837	13.747984	-0.50%	0
2015	14.611837	13.816837	-5.44%	0
2014	16.166548	14.611837	-9.62%	0
2013	13.680366	16.166548	18.17%	0
2012	11.628298	13.680366	17.65%	5,489
2011	13.493927	11.628298	-13.83%	5,653
2010	12.894893	13.493927	4.65%	0
2009*	10.000000	12.894893	28.95%	1,079
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	30.063241	36.850254	22.58%	0
2016	29.330103	30.063241	2.50%	0
2015	29.513430	29.330103	-0.62%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	10.121807	10.049066	-0.72%	0
2016	10.162021	10.121807	-0.40%	0
2015	10.308321	10.162021	-1.42%	0
2014	10.412426	10.308321	-1.00%	1,412
2013	10.516856	10.412426	-0.99%	8,585
2012	10.217747	10.516856	2.93%	9,907
2011	10.353523	10.217747	-1.31%	11,239
2010	9.993690	10.353523	3.60%	361
2009	8.961825	9.993690	11.51%	820
2008	10.520337	8.961825	-14.81%	1,233
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	25.683801	29.931936	16.54%	0
2016	23.757299	25.683801	8.11%	0
2015	24.256053	23.757299	-2.06%	0
2014	22.331964	24.256053	8.62%	0
2013	16.492999	22.331964	35.40%	0
2012	15.103511	16.492999	9.20%	0
2011	15.836435	15.103511	-4.63%	0
2010	13.099765	15.836435	20.89%	0
2009	10.129439	13.099765	29.32%	0
2008	16.999583	10.129439	-40.41%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	29.564137	39.658991	34.15%	1,114
2016	30.090800	29.564137	-1.75%	1,114
2015	29.496880	30.090800	2.01%	1,114
2014	29.372625	29.496880	0.42%	1,114
2013	23.505623	29.372625	24.96%	0
2012	19.750746	23.505623	19.01%	0
2011	21.942382	19.750746	-9.99%	0
2010	19.272506	21.942382	13.85%	0
2009	14.054712	19.272506	37.12%	0
2008	23.938117	14.054712	-41.29%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	10.065245	10.502529	4.34%	0
2016	9.625427	10.065245	4.57%	0
2015	10.031931	9.625427	-4.05%	0
2014	9.947216	10.031931	0.85%	51
2013	10.146203	9.947216	-1.96%	311
2012*	10.000000	10.146203	1.46%	418
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.756554	10.895617	24.43%	0
2016	9.146919	8.756554	-4.27%	0
2015	9.015644	9.146919	1.46%	0
2014*	10.000000	9.015644	-9.84%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	25.810440	29.623933	14.78%	371
2016	23.566334	25.810440	9.52%	399
2015	23.227876	23.566334	1.46%	409
2014	21.381734	23.227876	8.63%	415
2013	16.531856	21.381734	29.34%	135
2012	14.408177	16.531856	14.74%	1,129
2011	14.688167	14.408177	-1.91%	1,129
2010	12.887321	14.688167	13.97%	1,124
2009	10.232409	12.887321	25.95%	2,141
2008	16.943761	10.232409	-39.61%	2,601
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	37.671968	42.227669	12.09%	0
2016	32.533439	37.671968	15.79%	0
2015	35.207989	32.533439	-7.60%	66
2014	32.045669	35.207989	9.87%	133
2013	23.158650	32.045669	38.37%	203
2012	20.001744	23.158650	15.78%	278
2011	20.822521	20.001744	-3.94%	360
2010	17.196075	20.822521	21.09%	4,566
2009	12.766925	17.196075	34.69%	2,153
2008	20.928584	12.766925	-39.00%	278
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.250117	11.436018	11.57%	0
2016	9.225722	10.250117	11.10%	0
2015	10.324354	9.225722	-10.64%	0
2014	10.444724	10.324354	-1.15%	0
2013	10.602967	10.444724	-1.49%	0
2012*	10.000000	10.602967	6.03%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	9.757685	10.541075	8.03%	0
2016	8.758631	9.757685	11.41%	0
2015	9.116675	8.758631	-3.93%	0
2014	9.136582	9.116675	-0.22%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.824681	11.795411	8.97%	0
2016	10.689839	10.824681	1.26%	0
2015	11.703429	10.689839	-8.66%	0
2014	11.858036	11.703429	-1.30%	0
2013	12.897848	11.858036	-8.06%	464
2012	12.456362	12.897848	3.54%	464
2011	11.675695	12.456362	6.69%	464
2010	10.848770	11.675695	7.62%	472
2009*	10.000000	10.848770	8.49%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	11.191469	11.150787	-0.36%	0
2016	11.226438	11.191469	-0.31%	0
2015	11.385207	11.226438	-1.39%	96
2014	11.484399	11.385207	-0.86%	196
2013	11.698304	11.484399	-1.83%	473
2012	11.242559	11.698304	4.05%	958
2011	11.310867	11.242559	-0.60%	527
2010	10.928078	11.310867	3.50%	572
2009*	10.000000	10.928078	9.28%	447
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.094215	10.162124	0.67%	0
2016*	10.000000	10.094215	0.94%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.591226	10.924265	3.14%	4,564
2016	10.491897	10.591226	0.95%	0
2015	10.626842	10.491897	-1.27%	0
2014	10.367567	10.626842	2.50%	0
2013	10.756996	10.367567	-3.62%	0
2012	9.983857	10.756996	7.74%	0
2011*	10.000000	9.983857	-0.16%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.241523	12.42%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.327097	13.302903	28.82%	0
2016*	10.000000	10.327097	3.27%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	16.816501	20.946855	24.56%	0
2016	17.518996	16.816501	-4.01%	0
2015	17.778957	17.518996	-1.46%	0
2014	19.381728	17.778957	-8.27%	0
2013	15.379563	19.381728	26.02%	0
2012	12.820437	15.379563	19.96%	0
2011	15.684717	12.820437	-18.26%	0
2010	14.487090	15.684717	8.27%	0
2009	11.812774	14.487090	22.64%	0
2008	21.419267	11.812774	-44.85%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	27.398763	34.324050	25.28%	0
2016	31.184755	27.398763	-12.14%	0
2015	28.177929	31.184755	10.67%	0
2014	21.822141	28.177929	29.13%	0
2013	14.734130	21.822141	48.11%	0
2012	11.430744	14.734130	28.90%	2,748
2011	10.523301	11.430744	8.62%	3,189
2010*	10.000000	10.523301	5.23%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.637256	7.367245	-3.54%	0
2016	5.411695	7.637256	41.13%	0
2015	8.286172	5.411695	-34.69%	0
2014	10.441073	8.286172	-20.64%	0
2013	9.620384	10.441073	8.53%	0
2012*	10.000000	9.620384	-3.80%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.790347	7.535888	-3.27%	0
2016	5.508765	7.790347	41.42%	0
2015	8.412079	5.508765	-34.51%	0
2014	10.567866	8.412079	-20.40%	0
2013	9.716203	10.567866	8.77%	0
2012*	10.000000	9.716203	-2.84%	6,402
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2017	19.246095	25.491439	32.45%	0
2016	19.457309	19.246095	-1.09%	0
2015	19.511458	19.457309	-0.28%	0
2014	19.090964	19.511458	2.20%	0
2013	13.869773	19.090964	37.64%	0
2012	11.708391	13.869773	18.46%	0
2011	12.596383	11.708391	-7.05%	0
2010*	10.000000	12.596383	25.96%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	23.458347	29.053273	23.85%	0
2016	22.124780	23.458347	6.03%	0
2015	23.151933	22.124780	-4.44%	0
2014	23.978696	23.151933	-3.45%	0
2014	23.978696	23.151933	-3.45%	0
2013	16.220645	23.978696	47.83%	0
2012	15.282160	16.220645	6.14%	0
2011	16.278442	15.282160	-6.12%	0
2010	13.049273	16.278442	24.75%	5,625
2009	8.687827	13.049273	50.20%	0
2008	15.073171	8.687827	-42.36%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	11.279405	12.682807	12.44%	0
2016	11.094662	11.279405	1.67%	0
2015	11.429387	11.094662	-2.93%	0
2014	11.151988	11.429387	2.49%	0
2013	10.130211	11.151988	10.09%	0
2012*	10.000000	10.130211	1.30%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	26.046688	30.382493	16.65%	0
2016	23.842941	26.046688	9.24%	0
2015	23.901939	23.842941	-0.25%	0
2014	22.237027	23.901939	7.49%	0
2013	16.798786	22.237027	32.37%	0
2012	14.568916	16.798786	15.31%	0
2011	13.965093	14.568916	4.32%	0
2010	12.588102	13.965093	10.94%	0
2009	10.635157	12.588102	18.36%	0
2008	18.234239	10.635157	-41.67%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	38.800587	43.066058	10.99%	0
2016	31.612211	38.800587	22.74%	0
2015	34.083346	31.612211	-7.25%	0
2014	31.809470	34.083346	7.15%	0
2013	23.498981	31.809470	35.37%	0
2012	20.169062	23.498981	16.51%	0
2011	22.441763	20.169062	-10.13%	0
2010	18.025144	22.441763	24.50%	0
2009	12.847226	18.025144	40.30%	0
2008	20.330966	12.847226	-36.81%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	13.170800	13.429702	1.97%	373
2016	12.828321	13.170800	2.67%	538
2015	13.373647	12.828321	-4.08%	1,248
2014	13.163643	13.373647	1.60%	1,301
2013	14.624601	13.163643	-9.99%	1,362
2012	13.847781	14.624601	5.61%	1,255
2011	12.599605	13.847781	9.91%	1,233
2010	12.187068	12.599605	3.39%	3,453
2009	11.243069	12.187068	8.40%	3,394
2008	11.616236	11.243069	-3.21%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2017	24.729917	29.260026	18.32%	0
2016	22.211786	24.729917	11.34%	0
2015	24.012996	22.211786	-7.50%	0
2014	21.735513	24.012996	10.48%	0
2013	16.311980	21.735513	33.25%	0
2012	14.491214	16.311980	12.56%	0
2011	14.324589	14.491214	1.16%	0
2010	12.791734	14.324589	11.98%	0
2009	11.043504	12.791734	15.83%	0
2008	17.203758	11.043504	-35.81%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2017	26.768908	29.347712	9.63%	549
2016	22.178321	26.768908	20.70%	606
2015	22.912332	22.178321	-3.20%	710
2014	20.042136	22.912332	14.32%	773
2013	15.687623	20.042136	27.76%	903
2012	13.724321	15.687623	14.31%	1,039
2011	14.072724	13.724321	-2.48%	1,140
2010	12.026450	14.072724	17.01%	1,124
2009	9.420649	12.026450	27.66%	1,204
2008	12.688800	9.420649	-25.76%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.122988	12.744045	14.57%	0
2016	9.744228	11.122988	14.15%	0
2015*	10.000000	9.744228	-2.56%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	14.943288	16.712206	11.84%	776
2016	14.636371	14.943288	2.10%	1,121
2015	15.032422	14.636371	-2.63%	0
2014	14.994880	15.032422	0.25%	0
2013	13.325434	14.994880	12.53%	0
2012	12.321456	13.325434	8.15%	0
2011	13.000998	12.321456	-5.23%	0
2010	12.043434	13.000998	7.95%	0
2009*	10.000000	12.043434	20.43%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.206835	10.749479	5.32%	0
2016	9.198451	10.206835	10.96%	0
2015*	10.000000	9.198451	-8.02%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.847738	9.996237	1.51%	0
2016	9.772198	9.847738	0.77%	0
2015*	10.000000	9.772198	-2.28%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.183290	1.83%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	15.037823	16.529459	9.92%	0
2016	11.663635	15.037823	28.93%	0
2015	12.678662	11.663635	-8.01%	0
2014	12.205609	12.678662	3.88%	0
2013*	10.000000	12.205609	22.06%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.801561	13.353207	13.15%	0
2016	10.415622	11.801561	13.31%	0
2015	10.863731	10.415622	-4.12%	0
2014*	10.000000	10.863731	8.64%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	39.966989	44.185071	10.55%	15
2016	32.320437	39.966989	23.66%	15
2015	33.646506	32.320437	-3.94%	33
2014	32.544252	33.646506	3.39%	34
2013	23.515604	32.544252	38.39%	19
2012	20.658938	23.515604	13.83%	21
2011	20.887287	20.658938	-1.09%	113
2010	16.878256	20.887287	23.75%	113
2009	13.726260	16.878256	22.96%	0
2008	20.202242	13.726260	-32.06%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	26.508097	31.602510	19.22%	0
2016	24.184602	26.508097	9.61%	0
2015	24.378637	24.184602	-0.80%	0
2014	21.915734	24.378637	11.24%	0
2013	16.919025	21.915734	29.53%	0
2012	14.898131	16.919025	13.56%	0
2011	14.906019	14.898131	-0.05%	0
2010	13.232351	14.906019	12.65%	0
2009	10.674260	13.232351	23.97%	0
2008	17.316115	10.674260	-38.36%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2017	22.287885	27.842045	24.92%	0
2016	21.053590	22.287885	5.86%	0
2015	22.003955	21.053590	-4.32%	429
2014	20.749127	22.003955	6.05%	441
2013	17.460762	20.749127	18.83%	507
2012	16.120166	17.460762	8.32%	540
2011	15.072767	16.120166	6.95%	641
2010	13.321316	15.072767	13.15%	679
2009	11.081494	13.321316	20.21%	712
2008	16.032965	11.081494	-30.88%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2017	21.579891	26.397589	22.32%	0
2016	18.786771	21.579891	14.87%	0
2015	19.596260	18.786771	-4.13%	0
2014	19.665158	19.596260	-0.35%	0
2013	13.490092	19.665158	45.77%	0
2012	11.408010	13.490092	18.25%	0
2011	13.496524	11.408010	-15.47%	0
2010	10.490067	13.496524	28.66%	0
2009	8.481035	10.490067	23.69%	0
2008	13.857955	8.481035	-38.80%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.370040	10.550509	1.74%	0
2016	9.677776	10.370040	7.15%	0
2015	9.938750	9.677776	-2.63%	0
2014	10.047989	9.938750	-1.09%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	13.811740	15.033718	8.85%	0
2016	14.701530	13.811740	-6.05%	0
2015	15.976164	14.701530	-7.98%	0
2014	16.463274	15.976164	-2.96%	0
2013	14.416376	16.463274	14.20%	0
2012	13.322947	14.416376	8.21%	0
2011	14.335746	13.322947	-7.06%	0
2010	12.898309	14.335746	11.14%	0
2009	11.578706	12.898309	11.40%	0
2008	16.739323	11.578706	-30.83%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	13.561470	13.838413	2.04%	0
2016	13.318006	13.561470	1.83%	0
2015	13.601205	13.318006	-2.08%	0
2014	13.360071	13.601205	1.80%	0
2013	13.483014	13.360071	-0.91%	0
2012	12.526479	13.483014	7.64%	0
2011	12.487507	12.526479	0.31%	0
2010	11.725828	12.487507	6.50%	0
2009	9.922522	11.725828	18.17%	0
2008	10.913274	9.922522	-9.08%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2017	15.130089	16.785480	10.94%	9,806
2016	14.618643	15.130089	3.50%	10,457
2015	14.943153	14.618643	-2.17%	11,287
2014	14.579871	14.943153	2.49%	11,380
2013	13.096219	14.579871	11.33%	11,469
2012	11.934095	13.096219	9.74%	11,531
2011	12.185958	11.934095	-2.07%	11,576
2010	11.009109	12.185958	10.69%	11,246
2009	9.030532	11.009109	21.91%	27
2008	12.270447	9.030532	-26.40%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2017	15.784115	18.048785	14.35%	1,664
2016	15.168034	15.784115	4.06%	1,787
2015	15.493642	15.168034	-2.10%	1,924
2014	15.061455	15.493642	2.87%	1,947
2013	13.243470	15.061455	13.73%	1,970
2012	11.909512	13.243470	11.20%	1,966
2011	12.261133	11.909512	-2.87%	1,941
2010	10.904247	12.261133	12.44%	1,930
2009	8.624928	10.904247	26.43%	28
2008	13.050422	8.624928	-33.91%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2017	16.548446	19.644413	18.71%	0
2016	15.817139	16.548446	4.62%	0
2015	16.168132	15.817139	-2.17%	0
2014	15.694928	16.168132	3.02%	0
2013	13.144174	15.694928	19.41%	0
2012	11.603570	13.144174	13.28%	0
2011	12.141367	11.603570	-4.43%	0
2010	10.652237	12.141367	13.98%	0
2009	8.256627	10.652237	29.01%	0
2008	13.578595	8.256627	-39.19%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.410800	11.889752	14.21%	0
2016*	10.000000	10.410800	4.11%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	17.242820	16.488439	-4.38%	343
2016	13.131447	17.242820	31.31%	496
2015	16.848051	13.131447	-22.06%	0
2014	19.637967	16.848051	-14.21%	0
2013	16.083805	19.637967	22.10%	0
2012	15.615016	16.083805	3.00%	0
2011	16.747282	15.615016	-6.76%	0
2010	14.290426	16.747282	17.19%	0
2009	9.846095	14.290426	45.14%	372
2008	21.957844	9.846095	-55.16%	372

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	24.722339	27.391565	10.80%	530
2016	21.354259	24.722339	15.77%	586
2015	22.673548	21.354259	-5.82%	662
2014	21.251873	22.673548	6.69%	672
2013	16.904240	21.251873	25.72%	761
2012	14.684086	16.904240	15.12%	845
2011	14.832803	14.684086	-1.00%	951
2010	13.123762	14.832803	13.02%	961
2009	10.273769	13.123762	27.74%	967
2008	18.267085	10.273769	-43.76%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.235772	12.886674	14.69%	0
2016*	10.000000	11.235772	12.36%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	25.362483	33.630433	32.60%	0
2016	25.645772	25.362483	-1.10%	0
2015	24.391915	25.645772	5.14%	0
2014	22.340738	24.391915	9.18%	0
2013	16.702413	22.340738	33.76%	0
2012	14.845147	16.702413	12.51%	0
2011	15.098585	14.845147	-1.68%	0
2010	12.394179	15.098585	21.82%	0
2009	9.848087	12.394179	25.85%	0
2008	19.004321	9.848087	-48.18%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	13.848848	14.164705	2.28%	182
2016	13.477057	13.848848	2.76%	420
2015	13.820605	13.477057	-2.49%	1,792
2014	13.305010	13.820605	3.88%	1,912
2013	13.813877	13.305010	-3.68%	1,820
2012	13.300838	13.813877	3.86%	1,720
2011	12.634498	13.300838	5.27%	1,705
2010	11.944844	12.634498	5.77%	3,918
2009	10.518145	11.944844	13.56%	5,023
2008	11.078071	10.518145	-5.05%	1,329
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	38.667425	45.841769	18.55%	1,596
2016	35.126163	38.667425	10.08%	1,887
2015	36.306858	35.126163	-3.25%	1,986
2014	34.815999	36.306858	4.28%	2,168
2013	26.054250	34.815999	33.63%	2,351
2012	23.124802	26.054250	12.67%	4,420
2011	26.374436	23.124802	-12.32%	4,392
2010	20.857274	26.374436	26.45%	3,893
2009	15.174819	20.857274	37.45%	4,210
2008	25.548950	15.174819	-40.60%	1,597

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	20.482786	26.187171	27.85%	269
2016	21.983658	20.482786	-6.83%	389
2015	21.639179	21.983658	1.59%	0
2014	23.992937	21.639179	-9.81%	0
2013	18.741566	23.992937	28.02%	0
2012	15.830647	18.741566	18.39%	0
2011	19.472396	15.830647	-18.70%	0
2010	17.547585	19.472396	10.97%	0
2009	14.135600	17.547585	24.14%	0
2008	25.648120	14.135600	-44.89%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017	11.992327	12.239861	2.06%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	31.304688	36.666020	17.13%	0
2016	29.127714	31.304688	7.47%	0
2015	30.592458	29.127714	-4.79%	0
2014	29.203666	30.592458	4.76%	0
2013	22.808749	29.203666	28.04%	0
2012	18.252309	22.808749	24.96%	0
2011	20.401827	18.252309	-10.54%	0
2010	16.419302	20.401827	24.26%	0
2009	10.623298	16.419302	54.56%	0
2008	22.174284	10.623298	-52.09%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	12.697613	13.984680	10.14%	0
2016	11.406598	12.697613	11.32%	0
2015	12.366353	11.406598	-7.76%	0
2014	12.225632	12.366353	1.15%	0
2013	10.043302	12.225632	21.73%	0
2012	8.854528	10.043302	13.43%	0
2011	9.143771	8.854528	-3.16%	0
2010	8.432430	9.143771	8.44%	0
2009	6.582545	8.432430	28.10%	0
2008*	10.000000	6.582545	-34.17%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	15.260483	16.461281	7.87%	0
2016	13.607542	15.260483	12.15%	0
2015	14.885982	13.607542	-8.59%	0
2014	14.467906	14.885982	2.89%	0
2013	12.910664	14.467906	12.06%	0
2012	11.653327	12.910664	10.79%	8,350
2011	11.572490	11.653327	0.70%	7,636
2010	10.443102	11.572490	10.81%	7,636
2009	7.830809	10.443102	33.36%	9,116
2008	11.319149	7.830809	-30.82%	9,116

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2017	26.783162	31.758289	18.58%	0
2016	23.466621	26.783162	14.13%	0
2015	24.763715	23.466621	-5.24%	0
2014	23.158997	24.763715	6.93%	0
2013	18.156779	23.158997	27.55%	0
2012	16.489655	18.156779	10.11%	0
2011	15.816861	16.489655	4.25%	0
2010	13.330123	15.816861	18.66%	0
2009	11.550423	13.330123	15.41%	0
2008	16.110330	11.550423	-28.30%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	37.183505	40.467260	8.83%	143
2016	29.039191	37.183505	28.05%	190
2015	31.881551	29.039191	-8.92%	254
2014	32.232450	31.881551	-1.09%	262
2013	24.055596	32.232450	33.99%	240
2012	20.660964	24.055596	16.43%	2,137
2011	21.827702	20.660964	-5.35%	2,077
2010	17.308677	21.827702	26.11%	2,055
2009	13.626214	17.308677	27.02%	2,725
2008	20.684706	13.626214	-34.12%	1,885
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.516336	11.761082	38.10%	0
2016	7.372831	8.516336	15.51%	0
2015	9.324509	7.372831	-20.93%	3,084
2014*	10.000000	9.324509	-6.75%	3,088
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	20.778890	23.848620	14.77%	623
2016	19.712147	20.778890	5.41%	681
2015	21.434639	19.712147	-8.04%	708
2014	24.524357	21.434639	-12.60%	659
2013	20.277701	24.524357	20.94%	0
2012	17.439022	20.277701	16.28%	0
2011	19.841210	17.439022	-12.11%	0
2010	18.609404	19.841210	6.62%	0
2009	13.807096	18.609404	34.78%	0
2008	23.546943	13.807096	-41.36%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.286254	9.309334	0.25%	0
2016	9.172095	9.286254	1.24%	0
2015	9.745520	9.172095	-5.88%	0
2014	9.730649	9.745520	0.15%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	11.069643	12.315034	11.25%	0
2016	10.786953	11.069643	2.62%	0
2015	11.645371	10.786953	-7.37%	0
2014	11.391312	11.645371	2.23%	0
2013	10.198760	11.391312	11.69%	0
2012*	10.000000	10.198760	1.99%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.975872	10.172263	1.97%	0
2016	10.192068	9.975872	-2.12%	0
2015	10.174936	10.192068	0.17%	0
2014	9.885040	10.174936	2.93%	0
2013*	10.000000	9.885040	-1.15%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	14.549060	18.177272	24.94%	0
2016	14.500023	14.549060	0.34%	0
2015	14.074725	14.500023	3.02%	0
2014	13.230134	14.074725	6.38%	0
2013	9.622621	13.230134	37.49%	0
2012*	10.000000	9.622621	-3.77%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	13.474707	15.195005	12.77%	0
2016	12.106593	13.474707	11.30%	0
2015	12.860223	12.106593	-5.86%	0
2014	12.552587	12.860223	2.45%	0
2013	9.935147	12.552587	26.35%	0
2012*	10.000000	9.935147	-0.65%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.591719	16.328077	20.13%	590
2016	13.740486	13.591719	-1.08%	853
2015	13.826971	13.740486	-0.63%	0
2014	13.054812	13.826971	5.91%	0
2013	9.716985	13.054812	34.35%	0
2012*	10.000000	9.716985	-2.83%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	13.400445	15.588357	16.33%	398
2016	13.983784	13.400445	-4.17%	575
2015	15.513267	13.983784	-9.86%	0
2014	16.650245	15.513267	-6.83%	0
2013	13.529317	16.650245	23.07%	0
2012	11.543254	13.529317	17.21%	0
2011	12.647958	11.543254	-8.73%	0
2010	11.833436	12.647958	6.88%	0
2009*	10.000000	11.833436	18.33%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	12.348801	12.956764	4.92%	0
2016	10.806205	12.348801	14.28%	0
2015	11.751983	10.806205	-8.05%	0
2014	11.725794	11.751983	0.22%	0
2013	10.789629	11.725794	8.68%	0
2012*	10.000000	10.789629	7.90%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	13.170218	16.437569	24.81%	0
2016	12.618843	13.170218	4.37%	0
2015	13.617682	12.618843	-7.33%	0
2014	12.836009	13.617682	6.09%	0
2013	10.044239	12.836009	27.79%	0
2012*	10.000000	10.044239	0.44%	0
Janus Henderson VIT Balanced Portfolio: Service Sharess - Q/NQ
2017	23.429382	27.222979	16.19%	0
2016	22.834107	23.429382	2.61%	0
2015	23.122276	22.834107	-1.25%	0
2014	21.720749	23.122276	6.45%	0
2013	18.434528	21.720749	17.83%	0
2012	16.533207	18.434528	11.50%	0
2011	16.585253	16.533207	-0.31%	0
2010	15.596971	16.585253	6.34%	0
2009	12.628010	15.596971	23.51%	0
2008	15.296614	12.628010	-17.45%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.815559	9.977728	1.65%	0
2016	9.762875	9.815559	0.54%	0
2015*	10.000000	9.762875	-2.37%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	32.095490	41.036602	27.86%	553
2016	32.010671	32.095490	0.26%	651
2015	29.076710	32.010671	10.09%	1,099
2014	27.256491	29.076710	6.68%	1,330
2013	21.173835	27.256491	28.73%	1,467
2012	17.382589	21.173835	21.81%	1,593
2011	18.992013	17.382589	-8.47%	1,884
2010	18.135409	18.992013	4.72%	1,487
2009	12.628535	18.135409	43.61%	1,433
2008	23.057716	12.628535	-45.23%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	16.398546	23.373017	42.53%	0
2016	14.644397	16.398546	11.98%	0
2015	14.229062	14.644397	2.92%	0
2014	13.230980	14.229062	7.54%	0
2013	9.936310	13.230980	33.16%	0
2012*	10.000000	9.936310	-0.64%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	23.832821	30.661694	28.65%	216
2016	25.973819	23.832821	-8.24%	221
2015	28.959507	25.973819	-10.31%	246
2014	33.499463	28.959507	-13.55%	270
2013	29.804798	33.499463	12.40%	209
2012	26.776690	29.804798	11.31%	2,197
2011	40.237638	26.776690	-33.45%	0
2010	32.725021	40.237638	22.96%	0
2009	18.581296	32.725021	76.12%	0
2008	39.550946	18.581296	-53.02%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.601727	10.814437	25.72%	0
2016	7.240929	8.601727	18.79%	0
2015	9.209577	7.240929	-21.38%	0
2014	9.819462	9.209577	-6.21%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.950906	10.165317	2.15%	0
2016*	10.000000	9.950906	-0.49%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	13.278389	16.498920	24.25%	0
2016	12.408729	13.278389	7.01%	0
2015	12.893589	12.408729	-3.76%	0
2014	14.172082	12.893589	-9.02%	0
2013	10.203835	14.172082	38.89%	0
2012*	10.000000	10.203835	2.04%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	29.752621	34.339861	15.42%	1,058
2016	26.587673	29.752621	11.90%	1,250
2015	27.288613	26.587673	-2.57%	1,813
2014	25.177682	27.288613	8.38%	1,927
2013	18.879545	25.177682	33.36%	1,801
2012	16.565938	18.879545	13.97%	6,705
2011	16.922218	16.565938	-2.11%	6,655
2010	15.470701	16.922218	9.38%	6,646
2009	12.846129	15.470701	20.43%	7,300
2008	19.420875	12.846129	-33.85%	4,241
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	15.750743	19.646427	24.73%	1,686
2016	15.421840	15.750743	2.13%	1,807
2015	14.748434	15.421840	4.57%	2,068
2014	14.827911	14.748434	-0.54%	2,234
2013	11.812291	14.827911	25.53%	2,343
2012	10.360352	11.812291	14.01%	2,501
2011	10.724430	10.360352	-3.39%	2,473
2010*	10.000000	10.724430	7.24%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	10.110997	12.739241	25.99%	0
2016	9.712753	10.110997	4.10%	0
2015*	10.000000	9.712753	-2.87%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	12.972092	13.510713	4.15%	0
2016	12.459017	12.972092	4.12%	0
2015	12.774356	12.459017	-2.47%	0
2014	12.075131	12.774356	5.79%	0
2013	12.349362	12.075131	-2.22%	0
2012	11.499870	12.349362	7.39%	0
2011	11.092882	11.499870	3.67%	0
2010	10.555041	11.092882	5.10%	0
2009	9.811712	10.555041	7.58%	0
2008	11.141221	9.811712	-11.93%	213
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	23.113758	24.912534	7.78%	0
2016	21.251855	23.113758	8.76%	0
2015	21.865411	21.251855	-2.81%	0
2014	21.607716	21.865411	1.19%	0
2013	24.078704	21.607716	-10.26%	0
2012	20.770636	24.078704	15.93%	0
2011	19.757979	20.770636	5.13%	0
2010	18.306051	19.757979	7.93%	0
2009	14.305301	18.306051	27.97%	0
2008	17.108171	14.305301	-16.38%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.279337	10.271536	10.69%	0
2016	8.206307	9.279337	13.08%	0
2015*	10.000000	8.206307	-17.94%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	16.518590	19.093066	15.59%	0
2016	15.130026	16.518590	9.18%	0
2015	16.571602	15.130026	-8.70%	0
2014	17.204761	16.571602	-3.68%	0
2013	13.260459	17.204761	29.74%	0
2012	10.995515	13.260459	20.60%	0
2011	11.282380	10.995515	-2.54%	0
2010*	10.000000	11.282380	12.82%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	24.562893	26.197263	6.65%	5,686
2016	20.774734	24.562893	18.23%	5,642
2015	22.105173	20.774734	-6.02%	6,150
2014	19.899468	22.105173	11.08%	6,004
2013	15.366307	19.899468	29.50%	6,593
2012	13.652497	15.366307	12.55%	6,874
2011	13.813869	13.652497	-1.17%	7,414
2010	12.412989	13.813869	11.29%	7,497
2009*	10.000000	12.412989	24.13%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	15.158080	17.263241	13.89%	98,725
2016	14.139190	15.158080	7.21%	120,539
2015	14.236307	14.139190	-0.68%	122,487
2014	13.787099	14.236307	3.26%	124,897
2013	11.370678	13.787099	21.25%	88,254
2012	9.991547	11.370678	13.80%	91,934
2011	10.065308	9.991547	-0.73%	92,876
2010	9.136156	10.065308	10.17%	93,941
2009	7.527012	9.136156	21.38%	84,686
2008	10.898553	7.527012	-30.94%	16,369
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	11.318136	11.489405	1.51%	14,287
2016	11.210365	11.318136	0.96%	13,062
2015	11.424829	11.210365	-1.88%	9,920
2014	11.065597	11.424829	3.25%	10,303
2013	11.548489	11.065597	-4.18%	10,267
2012	11.187080	11.548489	3.23%	8,833
2011	10.758440	11.187080	3.98%	7,675
2010	10.320671	10.758440	4.24%	8,279
2009	9.356954	10.320671	10.30%	6,671
2008	10.556053	9.356954	-11.36%	5,306
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	15.547460	20.027113	28.81%	3,928
2016	15.778035	15.547460	-1.46%	4,286
2015	15.057525	15.778035	4.79%	4,774
2014	15.034179	15.057525	0.16%	5,140
2013	11.882881	15.034179	26.52%	5,330
2012	9.896797	11.882881	20.07%	13,922
2011	11.095465	9.896797	-10.80%	13,518
2010	10.136054	11.095465	9.47%	13,161
2009	7.278126	10.136054	39.27%	13,149
2008	12.060105	7.278126	-39.65%	10,382

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	16.167261	20.321420	25.69%	5,283
2016	15.071677	16.167261	7.27%	5,963
2015	14.399082	15.071677	4.67%	6,529
2014	13.547789	14.399082	6.28%	7,131
2013	10.627978	13.547789	27.47%	7,686
2012	9.204869	10.627978	15.46%	8,253
2011	9.819331	9.204869	-6.26%	8,973
2010	8.447133	9.819331	16.24%	8,715
2009	6.188730	8.447133	36.49%	8,996
2008	11.280075	6.188730	-45.14%	3,834
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	14.251395	17.090445	19.92%	7,038
2016	13.043631	14.251395	9.26%	7,748
2015	13.119893	13.043631	-0.58%	5,470
2014	12.102238	13.119893	8.41%	5,706
2013	9.254218	12.102238	30.78%	6,543
2012	8.038264	9.254218	15.13%	7,089
2011	8.359747	8.038264	-3.85%	7,298
2010	7.659289	8.359747	9.15%	7,495
2009	5.958951	7.659289	28.53%	5,457
2008	9.782890	5.958951	-39.09%	4,711
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	26.050628	30.154151	15.75%	1,664
2016	22.527552	26.050628	15.64%	1,977
2015	24.501990	22.527552	-8.06%	2,209
2014	22.871470	24.501990	7.13%	2,197
2013	17.187714	22.871470	33.07%	2,496
2012	14.789355	17.187714	16.22%	2,813
2011	15.430371	14.789355	-4.15%	3,251
2010	13.589996	15.430371	13.54%	2,268
2009	10.772704	13.589996	26.15%	2,592
2008	17.447646	10.772704	-38.26%	511
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.382024	10.928684	16.49%	0
2016	9.263430	9.382024	1.28%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	21.316028	22.381909	5.00%	0
2016	18.985039	21.316028	12.28%	0
2015	19.820365	18.985039	-4.21%	0
2014	19.651702	19.820365	0.86%	0
2013	18.661589	19.651702	5.31%	0
2012	16.564200	18.661589	12.66%	0
2011	16.222119	16.564200	2.11%	0
2010	14.576686	16.222119	11.29%	0
2009	10.151515	14.576686	43.59%	0
2008	14.333947	10.151515	-29.18%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	13.948686	17.116113	22.71%	0
2016	12.490403	13.948686	11.68%	0
2015	12.853274	12.490403	-2.82%	0
2014	12.264459	12.853274	4.80%	0
2013	8.687989	12.264459	41.17%	0
2012	7.561134	8.687989	14.90%	0
2011	8.702060	7.561134	-13.11%	0
2010	7.668162	8.702060	13.48%	0
2009	5.097178	7.668162	50.44%	0
2008*	10.000000	5.097178	-49.03%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	15.688931	18.264476	16.42%	144
2016	14.486934	15.688931	8.30%	293
2015	14.791884	14.486934	-2.06%	477
2014	13.609689	14.791884	8.69%	493
2013	9.987496	13.609689	36.27%	379
2012	9.117565	9.987496	9.54%	437
2011	9.583187	9.117565	-4.86%	690
2010	7.885821	9.583187	21.52%	694
2009	6.108107	7.885821	29.10%	2,527
2008*	10.000000	6.108107	-38.92%	2,846
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	12.915971	15.218618	17.83%	0
2016	12.118511	12.915971	6.58%	0
2015	12.541800	12.118511	-3.38%	0
2014	12.203446	12.541800	2.77%	0
2013	9.583379	12.203446	27.34%	0
2012	8.389357	9.583379	14.23%	0
2011	9.110982	8.389357	-7.92%	0
2010	8.058507	9.110982	13.06%	0
2009	6.342067	8.058507	27.06%	0
2008*	10.000000	6.342067	-36.58%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.586067	13.870830	10.21%	11,340
2016	12.059987	12.586067	4.36%	11,342
2015	12.393614	12.059987	-2.69%	11,345
2014	12.082298	12.393614	2.58%	11,348
2013	10.714519	12.082298	12.77%	11,350
2012	9.809665	10.714519	9.22%	11,318
2011	10.109875	9.809665	-2.97%	11,260
2010	9.310557	10.109875	8.59%	11,223
2009	7.900737	9.310557	17.84%	32
2008*	10.000000	7.900737	-20.99%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	12.937855	14.736256	13.90%	65,854
2016	12.256900	12.937855	5.56%	62,891
2015	12.630362	12.256900	-2.96%	59,680
2014	12.266075	12.630362	2.97%	56,331
2013	10.286396	12.266075	19.25%	52,601
2012	9.203721	10.286396	11.76%	48,981
2011	9.691973	9.203721	-5.04%	28,667
2010	8.768188	9.691973	10.54%	23,822
2009	7.180256	8.768188	22.12%	0
2008*	10.000000	7.180256	-28.20%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.736944	12.277824	4.61%	0
2016	11.407105	11.736944	2.89%	13,972
2015	11.684228	11.407105	-2.37%	15,144
2014	11.496666	11.684228	1.63%	16,311
2013	11.140023	11.496666	3.20%	110,051
2012	10.537207	11.140023	5.72%	113,819
2011	10.564529	10.537207	-0.26%	116,295
2010	10.057746	10.564529	5.04%	123,054
2009	9.048338	10.057746	11.16%	94,983
2008*	10.000000	9.048338	-9.52%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.614626	11.981528	12.88%	0
2016	10.224098	10.614626	3.82%	0
2015	10.862050	10.224098	-5.87%	0
2014	10.800181	10.862050	0.57%	0
2013*	10.000000	10.800181	8.00%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.620283	12.303929	15.85%	0
2016	10.166400	10.620283	4.46%	0
2015	10.866922	10.166400	-6.45%	0
2014	10.938387	10.866922	-0.65%	0
2013*	10.000000	10.938387	9.38%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.794196	14.341530	12.09%	90,970
2016	12.186954	12.794196	4.98%	115,618
2015	12.524925	12.186954	-2.70%	119,050
2014	12.178483	12.524925	2.84%	116,527
2013	10.511275	12.178483	15.86%	117,741
2012	9.511460	10.511275	10.51%	130,052
2011	9.901666	9.511460	-3.94%	116,636
2010	9.039810	9.901666	9.53%	117,738
2009	7.537235	9.039810	19.94%	79,414
2008*	10.000000	7.537235	-24.63%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	12.876795	14.953421	16.13%	2,857
2016	12.168475	12.876795	5.82%	2,882
2015	12.562036	12.168475	-3.13%	2,908
2014	12.215547	12.562036	2.84%	2,932
2013	9.994167	12.215547	22.23%	2,955
2012	8.868653	9.994167	12.69%	2,979
2011	9.459031	8.868653	-6.24%	3,006
2010	8.487804	9.459031	11.44%	3,030
2009	6.818051	8.487804	24.49%	3,055
2008*	10.000000	6.818051	-31.82%	3,084
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.392838	13.393879	8.08%	9,822
2016	11.887203	12.392838	4.25%	9,935
2015	12.216771	11.887203	-2.70%	10,050
2014	11.934538	12.216771	2.36%	10,157
2013	10.908749	11.934538	9.40%	10,257
2012	10.079800	10.908749	8.22%	10,359
2011	10.276328	10.079800	-1.91%	10,463
2010	9.582985	10.276328	7.24%	10,559
2009	8.279837	9.582985	15.74%	10,654
2008*	10.000000	8.279837	-17.20%	3,076
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	12.129254	12.428266	2.47%	124
2016	11.744339	12.129254	3.28%	306
2015	12.047456	11.744339	-2.52%	315
2014	11.702042	12.047456	2.95%	330
2013	12.157146	11.702042	-3.74%	214
2012	11.500995	12.157146	5.71%	2,888
2011	11.006772	11.500995	4.49%	2,737
2010	10.481000	11.006772	5.02%	2,919
2009	9.813706	10.481000	6.80%	2,930
2008*	10.000000	9.813706	-1.86%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	12.982269	13.249628	2.06%	3,541
2016	12.773369	12.982269	1.64%	3,394
2015	13.055192	12.773369	-2.16%	3,517
2014	12.656385	13.055192	3.15%	3,779
2013	13.137892	12.656385	-3.67%	3,958
2012	12.471155	13.137892	5.35%	3,426
2011	11.956729	12.471155	4.30%	3,079
2010	11.244874	11.956729	6.33%	3,378
2009	9.819515	11.244874	14.52%	3,394
2008*	10.000000	9.819515	-1.80%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	11.972935	13.882068	15.95%	0
2016	10.928744	11.972935	9.55%	0
2015	11.474591	10.928744	-4.76%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.515639	12.892832	11.96%	0
2016	10.764360	11.515639	6.98%	0
2015	11.141224	10.764360	-3.38%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	26.006358	36.122641	38.90%	224
2016	24.601602	26.006358	5.71%	291
2015	29.862097	24.601602	-17.62%	88
2014	32.208857	29.862097	-7.29%	103
2013	32.609369	32.208857	-1.23%	0
2012	28.342213	32.609369	15.06%	0
2011	37.229942	28.342213	-23.87%	0
2010	32.657388	37.229942	14.00%	0
2009	20.360188	32.657388	60.40%	0
2008	49.209721	20.360188	-58.63%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	12.368097	12.418127	0.40%	138
2016	12.482446	12.368097	-0.92%	314
2015	12.705689	12.482446	-1.76%	500
2014	12.354370	12.705689	2.84%	523
2013	13.092624	12.354370	-5.64%	381
2012	12.917941	13.092624	1.35%	1,316
2011	12.245623	12.917941	5.49%	1,194
2010	11.882832	12.245623	3.05%	1,291
2009	11.765862	11.882832	0.99%	2,417
2008	11.105910	11.765862	5.94%	1,722
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	9.234687	9.121003	-1.23%	3,383
2016	9.388472	9.234687	-1.64%	3,228
2015	9.545978	9.388472	-1.65%	4,085
2014	9.706126	9.545978	-1.65%	3,349
2013	9.868965	9.706126	-1.65%	3,369
2012	10.034988	9.868965	-1.65%	4,407
2011	10.202869	10.034988	-1.65%	3,824
2010	10.374022	10.202869	-1.65%	5,264
2009	10.543640	10.374022	-1.61%	6,733
2008	10.504794	10.543640	0.37%	1,925
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	8.222863	10.277293	24.98%	0
2016	8.307785	8.222863	-1.02%	0
2015	8.728301	8.307785	-4.82%	0
2014	8.939087	8.728301	-2.36%	0
2013	7.731207	8.939087	15.62%	0
2012	6.822389	7.731207	13.32%	4,491
2011	7.707380	6.822389	-11.48%	3,947
2010	6.934844	7.707380	11.14%	3,947
2009	5.446997	6.934844	27.31%	3,947
2008*	10.000000	5.446997	-45.53%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	9.151249	11.201954	22.41%	0
2016	9.255949	9.151249	-1.13%	0
2015	9.543806	9.255949	-3.02%	0
2014	10.344002	9.543806	-7.74%	0
2013	8.691317	10.344002	19.02%	0
2012	7.475938	8.691317	16.26%	0
2011	8.721870	7.475938	-14.29%	0
2010	8.257188	8.721870	5.63%	0
2009	6.528074	8.257188	26.49%	0
2008	11.663775	6.528074	-44.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	25.004822	29.125902	16.48%	3,975
2016	23.224311	25.004822	7.67%	3,975
2015	23.852035	23.224311	-2.63%	10,328
2014	23.100556	23.852035	3.25%	3,975
2013	18.458503	23.100556	25.15%	3,975
2012	16.193584	18.458503	13.99%	3,975
2011	17.138514	16.193584	-5.51%	3,975
2010	15.201973	17.138514	12.74%	3,975
2009	12.151200	15.201973	25.11%	3,975
2008	19.563127	12.151200	-37.89%	5,794
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	15.631263	17.085329	9.30%	6,549
2016	14.950504	15.631263	4.55%	6,957
2015	15.227773	14.950504	-1.82%	7,060
2014	14.804424	15.227773	2.86%	7,154
2013	13.271239	14.804424	11.55%	7,245
2012	12.336491	13.271239	7.58%	7,306
2011	12.433015	12.336491	-0.78%	7,347
2010	11.511714	12.433015	8.00%	7,396
2009*	10.000000	11.511714	15.12%	26
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	18.032452	20.362201	12.92%	7,812
2016	17.017118	18.032452	5.97%	7,912
2015	17.395140	17.017118	-2.17%	8,014
2014	16.810804	17.395140	3.48%	8,114
2013	14.304216	16.810804	17.52%	8,205
2012	12.957463	14.304216	10.39%	9,912
2011	13.298836	12.957463	-2.57%	9,778
2010	12.069770	13.298836	10.18%	9,938
2009*	10.000000	12.069770	20.70%	10,049

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	13.991871	14.543673	3.94%	13,940
2016	13.644204	13.991871	2.55%	13,978
2015	13.836473	13.644204	-1.39%	3,024
2014	13.541776	13.836473	2.18%	3,059
2013	13.134348	13.541776	3.10%	3,092
2012	12.698037	13.134348	3.44%	3,126
2011	12.542960	12.698037	1.24%	3,159
2010	12.043663	12.542960	4.15%	3,189
2009	11.225891	12.043663	7.28%	3,220
2008	12.145775	11.225891	-7.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.602978	11.891755	12.15%	0
2016	10.198269	10.602978	3.97%	0
2015	10.716720	10.198269	-4.84%	0
2014	10.635326	10.716720	0.77%	0
2013*	10.000000	10.635326	6.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.661199	12.264497	15.04%	0
2016	10.135093	10.661199	5.19%	0
2015	10.729490	10.135093	-5.54%	0
2014	10.723588	10.729490	0.06%	0
2013*	10.000000	10.723588	7.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	19.669423	21.846601	11.07%	46,241
2016	18.665241	19.669423	5.38%	47,999
2015	19.042127	18.665241	-1.98%	49,034
2014	18.407859	19.042127	3.45%	60,162
2013	16.048214	18.407859	14.70%	87,735
2012	14.725918	16.048214	8.98%	62,874
2011	14.978498	14.725918	-1.69%	63,783
2010	13.731095	14.978498	9.08%	63,763
2009	11.718969	13.731095	17.17%	74,986
2008	15.514431	11.718969	-24.46%	3,109
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	22.750329	26.108061	14.76%	51,006
2016	21.322478	22.750329	6.70%	51,520
2015	21.839610	21.322478	-2.37%	52,106
2014	21.157248	21.839610	3.23%	58,576
2013	17.578460	21.157248	20.36%	37,006
2012	15.712035	17.578460	11.88%	37,256
2011	16.322204	15.712035	-3.74%	37,525
2010	14.708180	16.322204	10.97%	37,809
2009	12.022368	14.708180	22.34%	41,544
2008	17.817437	12.022368	-32.52%	41,802

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	16.878866	18.130322	7.41%	902
2016	16.235366	16.878866	3.96%	31,338
2015	16.512796	16.235366	-1.68%	33,011
2014	16.030088	16.512796	3.01%	33,469
2013	14.750895	16.030088	8.67%	2,734
2012	13.882794	14.750895	6.25%	31,525
2011	13.829933	13.882794	0.38%	31,354
2010	12.958277	13.829933	6.73%	31,346
2009	11.500971	12.958277	12.67%	2,667
2008	13.764795	11.500971	-16.45%	763
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	23.045089	28.801336	24.98%	515
2016	22.676774	23.045089	1.62%	528
2015	21.996440	22.676774	3.09%	591
2014	20.601502	21.996440	6.77%	652
2013	15.369911	20.601502	34.04%	554
2012	13.197181	15.369911	16.46%	7,471
2011	13.761488	13.197181	-4.10%	6,819
2010	12.894070	13.761488	6.73%	6,924
2009*	10.000000	12.894070	28.94%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.190473	11.782132	15.62%	0
2016	9.545097	10.190473	6.76%	0
2015	9.928340	9.545097	-3.86%	0
2014*	10.000000	9.928340	-0.72%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.792322	12.917823	19.69%	0
2016	9.971254	10.792322	8.23%	0
2015	10.124221	9.971254	-1.51%	0
2014*	10.000000	10.124221	1.24%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	37.872839	43.127455	13.87%	0
2016	32.011469	37.872839	18.31%	0
2015	33.394841	32.011469	-4.14%	0
2014	31.031799	33.394841	7.61%	0
2013	23.714870	31.031799	30.85%	0
2012	20.526948	23.714870	15.53%	0
2011	21.415526	20.526948	-4.15%	0
2010	17.253715	21.415526	24.12%	0
2009	12.828119	17.253715	34.50%	0
2008	20.529456	12.828119	-37.51%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	15.325481	16.027675	4.58%	4,142
2016	14.341779	15.325481	6.86%	4,067
2015	15.016419	14.341779	-4.49%	4,439
2014	14.697545	15.016419	2.17%	4,697
2013	15.114071	14.697545	-2.76%	5,250
2012	13.691103	15.114071	10.39%	4,737
2011	13.188528	13.691103	3.81%	4,544
2010	12.125890	13.188528	8.76%	3,062
2009	9.912580	12.125890	22.33%	3,164
2008	12.186044	9.912580	-18.66%	1,146
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	9.922807	12.251799	23.47%	199
2016	10.344520	9.922807	-4.08%	362
2015	10.587382	10.344520	-2.29%	692
2014	10.912556	10.587382	-2.98%	683
2013	9.164052	10.912556	19.08%	480
2012	8.066245	9.164052	13.61%	939
2011	9.074632	8.066245	-11.11%	1,438
2010	8.107496	9.074632	11.93%	1,362
2009	6.056612	8.107496	33.86%	3,187
2008*	10.000000	6.056612	-39.43%	2,992
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	14.570542	17.560296	20.52%	4,354
2016	14.111383	14.570542	3.25%	4,664
2015	15.158501	14.111383	-6.91%	4,867
2014	17.064210	15.158501	-11.17%	4,391
2013	14.333291	17.064210	19.05%	0
2012	12.451555	14.333291	15.11%	0
2011	15.146220	12.451555	-17.79%	0
2010	14.542878	15.146220	4.15%	0
2009	11.417680	14.542878	27.37%	0
2008	21.691786	11.417680	-47.36%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	14.380861	18.370489	27.74%	56
2016	14.336160	14.380861	0.31%	115
2015	14.134326	14.336160	1.43%	204
2014	13.047356	14.134326	8.33%	215
2013	9.869637	13.047356	32.20%	174
2012	8.640935	9.869637	14.22%	1,218
2011	9.079086	8.640935	-4.83%	1,573
2010	8.002281	9.079086	13.46%	1,563
2009	6.290201	8.002281	27.22%	2,452
2008*	10.000000	6.290201	-37.10%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	14.543434	16.358487	12.48%	1,606
2016	12.742183	14.543434	14.14%	1,792
2015	13.417060	12.742183	-5.03%	1,987
2014	12.374602	13.417060	8.42%	2,033
2013	9.318191	12.374602	32.80%	2,330
2012	8.057449	9.318191	15.65%	3,982
2011	8.723860	8.057449	-7.64%	4,494
2010	7.867363	8.723860	10.89%	4,206
2009	6.278351	7.867363	25.31%	4,232
2008*	10.000000	6.278351	-37.22%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	14.477710	18.158652	25.42%	6,075
2016	13.879452	14.477710	4.31%	6,495
2015	14.161282	13.879452	-1.99%	6,415
2014	13.882497	14.161282	2.01%	6,897
2013	10.183767	13.882497	36.32%	6,596
2012	9.032284	10.183767	12.75%	7,772
2011	9.611325	9.032284	-6.02%	8,508
2010	7.727184	9.611325	24.38%	8,535
2009	6.200757	7.727184	24.62%	10,268
2008*	10.000000	6.200757	-37.99%	868
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	18.816657	21.068266	11.97%	96
2016	16.269097	18.816657	15.66%	144
2015	17.033591	16.269097	-4.49%	277
2014	14.800321	17.033591	15.09%	289
2013	11.091371	14.800321	33.44%	210
2012	9.693418	11.091371	14.42%	847
2011	10.089948	9.693418	-3.93%	1,139
2010	8.575528	10.089948	17.66%	1,108
2009	6.683090	8.575528	28.32%	2,342
2008*	10.000000	6.683090	-33.17%	2,100
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	23.272870	28.531605	22.60%	0
2016	21.897684	23.272870	6.28%	0
2015	22.147784	21.897684	-1.13%	0
2014	21.961929	22.147784	0.85%	0
2013	15.512400	21.961929	41.58%	0
2012	13.947162	15.512400	11.22%	0
2011	14.303860	13.947162	-2.49%	0
2010	11.625185	14.303860	23.04%	0
2009	9.293609	11.625185	25.09%	0
2008	17.675330	9.293609	-47.42%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	37.931250	40.572715	6.96%	938
2016	30.701789	37.931250	23.55%	1,019
2015	33.312036	30.701789	-7.84%	1,087
2014	31.724661	33.312036	5.00%	1,136
2013	23.036487	31.724661	37.71%	1,125
2012	19.470383	23.036487	18.32%	1,272
2011	20.938218	19.470383	-7.01%	1,469
2010	16.832803	20.938218	24.39%	1,409
2009	13.598602	16.832803	23.78%	1,498
2008	20.424240	13.598602	-33.42%	959
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	34.143917	38.014717	11.34%	0
2016	28.328748	34.143917	20.53%	0
2015	29.360475	28.328748	-3.51%	0
2014	29.688039	29.360475	-1.10%	0
2013	21.476771	29.688039	38.23%	0
2012	18.952108	21.476771	13.32%	0
2011	20.456564	18.952108	-7.35%	0
2010	16.642299	20.456564	22.92%	0
2009	12.587633	16.642299	32.21%	0
2008	20.424240	12.587633	-39.37%	83
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	23.537668	27.837277	18.27%	110
2016	21.529231	23.537668	9.33%	210
2015	21.746498	21.529231	-1.00%	334
2014	19.774667	21.746498	9.97%	343
2013	15.372947	19.774667	28.63%	260
2012	13.730201	15.372947	11.96%	539
2011	13.907484	13.730201	-1.27%	801
2010	12.489164	13.907484	11.36%	795
2009	10.113918	12.489164	23.48%	1,877
2008	17.612883	10.113918	-42.58%	1,899
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	13.537596	14.132825	4.40%	1,078
2016	12.842357	13.537596	5.41%	1,413
2015	13.841305	12.842357	-7.22%	395
2014	10.943023	13.841305	26.49%	412
2013	10.834078	10.943023	1.01%	0
2012	9.531130	10.834078	13.67%	0
2011	9.130237	9.531130	4.39%	0
2010	7.150814	9.130237	27.68%	0
2009	5.570904	7.150814	28.36%	594
2008*	10.000000	5.570904	-44.29%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	14.118129	16.833064	19.23%	0
2016	12.885837	14.118129	9.56%	0
2015	12.979641	12.885837	-0.72%	0
2014	11.671121	12.979641	11.21%	0
2013*	10.000000	11.671121	16.71%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	10.176246	10.166849	-0.09%	3,182
2016	10.094967	10.176246	0.81%	2,867
2015	10.299452	10.094967	-1.99%	2,807
2014	10.420778	10.299452	-1.16%	2,924
2013	10.584447	10.420778	-1.55%	3,234
2012	10.396146	10.584447	1.81%	4,731
2011	10.434627	10.396146	-0.37%	4,274
2010	10.358995	10.434627	0.73%	4,638
2009	9.833644	10.358995	5.34%	4,550
2008*	10.000000	9.833644	-1.66%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	14.340085	16.104258	12.30%	0
2016	12.062447	14.340085	18.88%	0
2015	12.894319	12.062447	-6.45%	0
2014	12.539903	12.894319	2.83%	0
2013*	10.000000	12.539903	25.40%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	13.694518	16.529178	20.70%	907
2016	13.770088	13.694518	-0.55%	1,166
2015	14.569816	13.770088	-5.49%	1,400
2014	16.128251	14.569816	-9.66%	1,361
2013	13.654891	16.128251	18.11%	1,225
2012	11.612565	13.654891	17.59%	1,363
2011	13.482517	11.612565	-13.87%	1,668
2010	12.890526	13.482517	4.59%	1,491
2009*	10.000000	12.890526	28.91%	3,014
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	29.850086	36.570459	22.51%	0
2016	29.136915	29.850086	2.45%	0
2015	29.333944	29.136915	-0.67%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	10.050684	9.973393	-0.77%	4,747
2016	10.095733	10.050684	-0.45%	4,747
2015	10.246272	10.095733	-1.47%	4,717
2014	10.355016	10.246272	-1.05%	5,085
2013	10.464186	10.355016	-1.04%	5,123
2012	10.171757	10.464186	2.87%	4,602
2011	10.312153	10.171757	-1.36%	4,039
2010	9.958833	10.312153	3.55%	5,554
2009	8.935105	9.958833	11.46%	5,436
2008	10.494300	8.935105	-14.86%	706
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	25.506016	29.709691	16.48%	0
2016	23.604808	25.506016	8.05%	0
2015	24.112615	23.604808	-2.11%	0
2014	22.211196	24.112615	8.56%	0
2013	16.412134	22.211196	35.33%	0
2012	15.037116	16.412134	9.14%	0
2011	15.774822	15.037116	-4.68%	0
2010	13.055428	15.774822	20.83%	0
2009	10.100282	13.055428	29.26%	0
2008	16.959302	10.100282	-40.44%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	29.356440	39.360444	34.08%	0
2016	29.894560	29.356440	-1.80%	0
2015	29.319400	29.894560	1.96%	0
2014	29.210737	29.319400	0.37%	0
2013	23.387946	29.210737	24.90%	0
2012	19.661876	23.387946	18.95%	0
2011	21.854740	19.661876	-10.03%	0
2010	19.205285	21.854740	13.80%	0
2009	14.012825	19.205285	37.06%	0
2008	23.878925	14.012825	-41.32%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	10.043911	10.474962	4.29%	0
2016	9.609889	10.043911	4.52%	0
2015	10.020823	9.609889	-4.10%	0
2014	9.941266	10.020823	0.80%	0
2013	10.145277	9.941266	-2.01%	0
2012*	10.000000	10.145277	1.45%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.744693	10.875352	24.37%	0
2016	9.139166	8.744693	-4.32%	0
2015	9.012580	9.139166	1.40%	0
2014*	10.000000	9.012580	-9.87%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	25.629171	29.400988	14.72%	103
2016	23.412674	25.629171	9.47%	195
2015	23.088145	23.412674	1.41%	323
2014	21.263917	23.088145	8.58%	335
2013	16.449118	21.263917	29.27%	259
2012	14.343366	16.449118	14.68%	275
2011	14.629515	14.343366	-1.96%	496
2010	12.842381	14.629515	13.92%	500
2009	10.201909	12.842381	25.88%	1,545
2008	16.901851	10.201909	-39.64%	1,621
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	37.407343	41.909802	12.04%	174
2016	32.321260	37.407343	15.74%	204
2015	34.996153	32.321260	-7.64%	219
2014	31.869053	34.996153	9.81%	248
2013	23.042708	31.869053	38.30%	254
2012	19.911734	23.042708	15.72%	2,155
2011	20.739342	19.911734	-3.99%	2,030
2010	17.136073	20.739342	21.03%	2,019
2009	12.728842	17.136073	34.62%	2,031
2008	20.876791	12.728842	-39.03%	2,225
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.225816	11.403130	11.51%	0
2016	9.208520	10.225816	11.05%	0
2015	10.310360	9.208520	-10.69%	0
2014	10.435877	10.310360	-1.20%	0
2013	10.599374	10.435877	-1.54%	0
2012*	10.000000	10.599374	5.99%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	9.739502	10.516109	7.97%	0
2016	8.746732	9.739502	11.35%	0
2015	9.108919	8.746732	-3.98%	0
2014	9.133459	9.108919	-0.27%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.782586	11.743583	8.91%	0
2016	10.653665	10.782586	1.21%	0
2015	11.669747	10.653665	-8.71%	0
2014	11.829924	11.669747	-1.35%	0
2013	12.873813	11.829924	-8.11%	0
2012	12.439490	12.873813	3.49%	0
2011	11.665801	12.439490	6.63%	0
2010	10.845085	11.665801	7.57%	0
2009*	10.000000	10.845085	8.45%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	11.147944	11.101800	-0.41%	86
2016	11.188458	11.147944	-0.36%	162
2015	11.352455	11.188458	-1.44%	1,419
2014	11.457181	11.352455	-0.91%	1,508
2013	11.676512	11.457181	-1.88%	1,461
2012	11.227334	11.676512	4.00%	1,413
2011	11.301282	11.227334	-0.65%	1,357
2010	10.924366	11.301282	3.45%	1,401
2009*	10.000000	10.924366	9.24%	1,972
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.090776	10.153517	0.62%	0
2016*	10.000000	10.090776	0.91%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.560804	10.887371	3.09%	0
2016	10.467077	10.560804	0.90%	0
2015	10.607078	10.467077	-1.32%	0
2014	10.353544	10.607078	2.45%	0
2013	10.747901	10.353544	-3.67%	0
2012	9.980493	10.747901	7.69%	0
2011*	10.000000	9.980493	-0.20%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.237735	12.38%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.324687	13.293064	28.75%	0
2016*	10.000000	10.324687	3.25%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	16.700067	20.791280	24.50%	0
2016	17.406524	16.700067	-4.06%	0
2015	17.673804	17.406524	-1.51%	0
2014	19.276899	17.673804	-8.32%	0
2013	15.304156	19.276899	25.96%	0
2012	12.764070	15.304156	19.90%	0
2011	15.623695	12.764070	-18.30%	0
2010	14.438062	15.623695	8.21%	0
2009	11.778776	14.438062	22.58%	0
2008	21.368514	11.778776	-44.88%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	27.306204	34.190769	25.21%	0
2016	31.095173	27.306204	-12.19%	0
2015	28.111261	31.095173	10.61%	0
2014	21.781571	28.111261	29.06%	0
2013	14.714212	21.781571	48.03%	0
2012	11.421095	14.714212	28.83%	0
2011	10.519755	11.421095	8.57%	0
2010*	10.000000	10.519755	5.20%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.619134	7.346051	-3.58%	0
2016	5.401602	7.619134	41.05%	0
2015	8.274934	5.401602	-34.72%	0
2014	10.432226	8.274934	-20.68%	0
2013	9.617126	10.432226	8.48%	0
2012*	10.000000	9.617126	-3.83%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.771868	7.514193	-3.32%	0
2016	5.498482	7.771868	41.35%	0
2015	8.400659	5.498482	-34.55%	0
2014	10.558892	8.400659	-20.44%	0
2013	9.712890	10.558892	8.71%	0
2012*	10.000000	9.712890	-2.87%	0
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2017	19.183042	25.395060	32.38%	0
2016	19.403397	19.183042	-1.14%	0
2015	19.467277	19.403397	-0.33%	0
2014	19.057420	19.467277	2.15%	0
2013	13.852432	19.057420	37.57%	0
2012	11.699717	13.852432	18.40%	0
2011	12.593441	11.699717	-7.10%	0
2010*	10.000000	12.593441	25.93%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	23.314175	28.860100	23.79%	332
2016	21.999965	23.314175	5.97%	386
2015	23.033032	21.999965	-4.49%	574
2014	23.867690	23.033032	-3.50%	653
2014	23.867690	23.033032	-3.50%	0
2013	16.153750	23.867690	47.75%	601
2012	15.226889	16.153750	6.09%	745
2011	16.227809	15.226889	-6.17%	0
2010	13.015289	16.227809	24.68%	463
2009	8.669611	13.015289	50.13%	497
2008	15.049258	8.669611	-42.39%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	11.252691	12.646360	12.39%	0
2016	11.073991	11.252691	1.61%	0
2015	11.413894	11.073991	-2.98%	0
2014	11.142530	11.413894	2.44%	0
2013	10.126770	11.142530	10.03%	0
2012*	10.000000	10.126770	1.27%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	25.863595	30.153629	16.59%	0
2016	23.687349	25.863595	9.19%	0
2015	23.758047	23.687349	-0.30%	0
2014	22.114402	23.758047	7.43%	0
2013	16.714641	22.114402	32.31%	0
2012	14.503335	16.714641	15.25%	0
2011	13.909280	14.503335	4.27%	0
2010	12.544166	13.909280	10.88%	0
2009	10.603437	12.544166	18.30%	0
2008	18.189134	10.603437	-41.70%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	38.527808	42.741636	10.94%	270
2016	31.405882	38.527808	22.68%	305
2015	33.878111	31.405882	-7.30%	342
2014	31.634014	33.878111	7.09%	5,169
2013	23.381241	31.634014	35.30%	5,318
2012	20.078239	23.381241	16.45%	6,679
2011	22.352056	20.078239	-10.17%	7,407
2010	17.962213	22.352056	24.44%	5,701
2009	12.808888	17.962213	40.23%	5,287
2008	20.280642	12.808888	-36.84%	5,005
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	13.077405	13.327713	1.91%	313
2016	12.743819	13.077405	2.62%	283
2015	13.292302	12.743819	-4.13%	277
2014	13.090229	13.292302	1.54%	17,315
2013	14.550439	13.090229	-10.04%	24,140
2012	13.784575	14.550439	5.56%	23,655
2011	12.548450	13.784575	9.85%	24,531
2010	12.143769	12.548450	3.33%	27,261
2009	11.208821	12.143769	8.34%	27,714
2008	11.586742	11.208821	-3.26%	28,048

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2017	24.556081	29.039633	18.26%	0
2016	22.066840	24.556081	11.28%	0
2015	23.868424	22.066840	-7.55%	0
2014	21.615646	23.868424	10.42%	0
2013	16.230266	21.615646	33.18%	0
2012	14.425971	16.230266	12.51%	0
2011	14.267325	14.425971	1.11%	0
2010	12.747063	14.267325	11.93%	0
2009	11.010527	12.747063	15.77%	0
2008	17.161150	11.010527	-35.84%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2017	26.610625	29.159395	9.58%	287
2016	22.058362	26.610625	20.64%	306
2015	22.800004	22.058362	-3.25%	342
2014	19.954013	22.800004	14.26%	4,729
2013	15.626579	19.954013	27.69%	11,874
2012	13.677888	15.626579	14.25%	13,056
2011	14.032244	13.677888	-2.53%	13,897
2010	11.997954	14.032244	16.96%	15,135
2009	9.403101	11.997954	27.60%	15,237
2008	12.671625	9.403101	-25.79%	11,839
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.113593	12.726837	14.52%	0
2016	9.740920	11.113593	14.09%	0
2015*	10.000000	9.740920	-2.59%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	14.885126	16.638708	11.78%	0
2016	14.586794	14.885126	2.05%	0
2015	14.989140	14.586794	-2.68%	0
2014	14.959326	14.989140	0.20%	0
2013	13.300593	14.959326	12.47%	0
2012	12.304760	13.300593	8.09%	0
2011	12.989971	12.304760	-5.27%	0
2010	12.039340	12.989971	7.90%	0
2009*	10.000000	12.039340	20.39%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.198172	10.734901	5.26%	0
2016	9.195319	10.198172	10.91%	0
2015*	10.000000	9.195319	-8.05%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.839424	9.982726	1.46%	0
2016	9.768885	9.839424	0.72%	0
2015*	10.000000	9.768885	-2.31%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.179859	1.80%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	15.009816	16.490324	9.86%	277
2016	11.647817	15.009816	28.86%	323
2015	12.667923	11.647817	-8.05%	369
2014	12.201470	12.667923	3.82%	347
2013*	10.000000	12.201470	22.01%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.785568	13.328353	13.09%	0
2016	10.406780	11.785568	13.25%	0
2015	10.860031	10.406780	-4.17%	0
2014*	10.000000	10.860031	8.60%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	39.686069	43.852263	10.50%	27
2016	32.109531	39.686069	23.60%	232
2015	33.443961	32.109531	-3.99%	678
2014	32.364793	33.443961	3.33%	2,965
2013	23.397810	32.364793	38.32%	8,478
2012	20.565940	23.397810	13.77%	10,839
2011	20.803816	20.565940	-1.14%	13,689
2010	16.819340	20.803816	23.69%	14,277
2009	13.685299	16.819340	22.90%	1,361
2008	20.152227	13.685299	-32.09%	1,159
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	26.321787	31.364490	19.16%	0
2016	24.026787	26.321787	9.55%	0
2015	24.231874	24.026787	-0.85%	468
2014	21.794874	24.231874	11.18%	4,758
2013	16.834269	21.794874	29.47%	6,876
2012	14.831041	16.834269	13.51%	7,592
2011	14.846420	14.831041	-0.10%	8,273
2010	13.186156	14.846420	12.59%	8,229
2009	10.642399	13.186156	23.90%	7,828
2008	17.273254	10.642399	-38.39%	3,573
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2017	22.131220	27.632333	24.86%	683
2016	20.916202	22.131220	5.81%	784
2015	21.871487	20.916202	-4.37%	846
2014	20.634694	21.871487	5.99%	1,053
2013	17.373295	20.634694	18.77%	1,803
2012	16.047584	17.373295	8.26%	1,779
2011	15.012509	16.047584	6.89%	1,907
2010	13.274808	15.012509	13.09%	2,383
2009	11.048421	13.274808	20.15%	1,679
2008	15.993261	11.048421	-30.92%	1,179

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2017	21.428192	26.198740	22.26%	0
2016	18.664150	21.428192	14.81%	0
2015	19.478260	18.664150	-4.18%	0
2014	19.556695	19.478260	-0.40%	0
2013	13.422506	19.556695	45.70%	0
2012	11.356642	13.422506	18.19%	0
2011	13.442566	11.356642	-15.52%	0
2010	10.453440	13.442566	28.59%	0
2009	8.455719	10.453440	23.63%	0
2008	13.823627	8.455719	-38.83%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.350713	10.525512	1.69%	0
2016	9.664637	10.350713	7.10%	0
2015	9.930313	9.664637	-2.68%	0
2014	10.044558	9.930313	-1.14%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	13.714636	14.920466	8.79%	0
2016	14.605582	13.714636	-6.10%	0
2015	15.879969	14.605582	-8.03%	0
2014	16.372479	15.879969	-3.01%	0
2013	14.344159	16.372479	14.14%	0
2012	13.262958	14.344159	8.15%	0
2011	14.278441	13.262958	-7.11%	0
2010	12.853273	14.278441	11.09%	0
2009	11.544152	12.853273	11.34%	0
2008	16.697871	11.544152	-30.86%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	13.466205	13.734248	1.99%	0
2016	13.231153	13.466205	1.78%	0
2015	13.519372	13.231153	-2.13%	0
2014	13.286443	13.519372	1.75%	1,491
2013	13.415534	13.286443	-0.96%	2,083
2012	12.470133	13.415534	7.58%	2,163
2011	12.437648	12.470133	0.26%	2,362
2010	11.684949	12.437648	6.44%	2,504
2009	9.892964	11.684949	18.11%	2,506
2008	10.886287	9.892964	-9.12%	2,996

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2017	15.040646	16.677794	10.88%	0
2016	14.539586	15.040646	3.45%	0
2015	14.869899	14.539586	-2.22%	0
2014	14.515785	14.869899	2.44%	0
2013	13.045289	14.515785	11.27%	0
2012	11.893752	13.045289	9.68%	0
2011	12.150921	11.893752	-2.12%	0
2010	10.983046	12.150921	10.63%	0
2009	9.013726	10.983046	21.85%	695
2008	12.253843	9.013726	-26.44%	728
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2017	15.690780	17.932975	14.29%	0
2016	15.085987	15.690780	4.01%	837
2015	15.417666	15.085987	-2.15%	1,732
2014	14.995220	15.417666	2.82%	5,913
2013	13.191944	14.995220	13.67%	11,418
2012	11.869228	13.191944	11.14%	11,420
2011	12.225863	11.869228	-2.92%	11,423
2010	10.878412	12.225863	12.39%	13,865
2009	8.608870	10.878412	26.36%	14,219
2008	13.032776	8.608870	-33.94%	14,308
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2017	16.450571	19.518344	18.65%	0
2016	15.731556	16.450571	4.57%	0
2015	16.088843	15.731556	-2.22%	0
2014	15.625909	16.088843	2.96%	0
2013	13.093033	15.625909	19.35%	463
2012	11.564320	13.093033	13.22%	466
2011	12.106430	11.564320	-4.48%	514
2010	10.626980	12.106430	13.92%	516
2009	8.241245	10.626980	28.95%	519
2008	13.560199	8.241245	-39.22%	524
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.407301	11.879746	14.15%	0
2016*	10.000000	10.407301	4.07%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	17.140852	16.382610	-4.42%	0
2016	13.060417	17.140852	31.24%	0
2015	16.765455	13.060417	-22.10%	0
2014	19.551647	16.765455	-14.25%	0
2013	16.021249	19.551647	22.04%	0
2012	15.562209	16.021249	2.95%	0
2011	16.699118	15.562209	-6.81%	0
2010	14.256559	16.699118	17.13%	0
2009	9.827752	14.256559	45.06%	0
2008	21.928129	9.827752	-55.18%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	24.548567	27.185247	10.74%	215
2016	21.214902	24.548567	15.71%	223
2015	22.537037	21.214902	-5.87%	859
2014	21.134660	22.537037	6.64%	9,897
2013	16.819552	21.134660	25.66%	21,569
2012	14.617971	16.819552	15.06%	24,341
2011	14.773512	14.617971	-1.05%	29,691
2010	13.077943	14.773512	12.97%	34,617
2009	10.243100	13.077943	27.68%	32,599
2008	18.221859	10.243100	-43.79%	37,289
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.231990	12.875814	14.64%	0
2016*	10.000000	11.231990	12.32%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	25.184106	33.376993	32.53%	60
2016	25.478329	25.184106	-1.15%	79
2015	24.244994	25.478329	5.09%	90
2014	22.217472	24.244994	9.13%	3,536
2013	16.618698	22.217472	33.69%	4,567
2012	14.778272	16.618698	12.45%	6,592
2011	15.038201	14.778272	-1.73%	7,112
2010	12.350891	15.038201	21.76%	7,319
2009	9.818689	12.350891	25.79%	7,155
2008	18.957269	9.818689	-48.21%	6,138
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	13.751456	14.057954	2.23%	3,207
2016	13.389064	13.751456	2.71%	5,637
2015	13.737352	13.389064	-2.54%	7,818
2014	13.231597	13.737352	3.82%	71,722
2013	13.744646	13.231597	-3.73%	238,117
2012	13.240928	13.744646	3.80%	237,989
2011	12.583969	13.240928	5.22%	250,939
2010	11.903128	12.583969	5.72%	295,535
2009	10.486729	11.903128	13.51%	362,703
2008	11.050614	10.486729	-5.10%	355,170
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	38.395609	45.496464	18.49%	0
2016	34.896935	38.395609	10.03%	198
2015	36.088279	34.896935	-3.30%	819
2014	34.624003	36.088279	4.23%	12,268
2013	25.923735	34.624003	33.56%	22,780
2012	23.020684	25.923735	12.61%	27,559
2011	26.269023	23.020684	-12.37%	29,812
2010	20.784455	26.269023	26.39%	30,691
2009	15.129524	20.784455	37.38%	33,692
2008	25.485691	15.129524	-40.64%	34,450

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	20.338771	25.989883	27.78%	142
2016	21.840173	20.338771	-6.87%	234
2015	21.508872	21.840173	1.54%	431
2014	23.860593	21.508872	-9.86%	0
2013	18.647660	23.860593	27.95%	0
2012	15.759350	18.647660	18.33%	0
2011	19.394554	15.759350	-18.74%	0
2010	17.486318	19.394554	10.91%	0
2009	14.093416	17.486318	24.07%	0
2008	25.584618	14.093416	-44.91%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017	11.970005	12.210879	2.01%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	31.084630	36.389836	17.07%	0
2016	28.937636	31.084630	7.42%	0
2015	30.408287	28.937636	-4.84%	0
2014	29.042627	30.408287	4.70%	0
2013	22.694495	29.042627	27.97%	0
2012	18.170137	22.694495	24.90%	0
2011	20.320293	18.170137	-10.58%	0
2010	16.361985	20.320293	24.19%	117
2009	10.591596	16.361985	54.48%	357
2008	22.119403	10.591596	-52.12%	357
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	12.641791	13.916139	10.08%	0
2016	11.362201	12.641791	11.26%	0
2015	12.324485	11.362201	-7.81%	0
2014	12.190439	12.324485	1.10%	0
2013	10.019480	12.190439	21.67%	0
2012	8.838033	10.019480	13.37%	0
2011	9.131381	8.838033	-3.21%	0
2010	8.425280	9.131381	8.38%	0
2009	6.580310	8.425280	28.04%	0
2008*	10.000000	6.580310	-34.20%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	15.177920	16.363924	7.81%	0
2016	13.540774	15.177920	12.09%	1,276
2015	14.820474	13.540774	-8.63%	1,276
2014	14.411563	14.820474	2.84%	4,094
2013	12.866930	14.411563	12.00%	22,725
2012	11.619776	12.866930	10.73%	24,175
2011	11.545028	11.619776	0.65%	27,755
2010	10.423613	11.545028	10.76%	28,016
2009	7.820175	10.423613	33.29%	29,421
2008	11.309545	7.820175	-30.85%	30,688

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2017	26.594856	31.519024	18.52%	0
2016	23.313445	26.594856	14.08%	0
2015	24.614590	23.313445	-5.29%	0
2014	23.031247	24.614590	6.87%	0
2013	18.065813	23.031247	27.49%	531
2012	16.415406	18.065813	10.05%	573
2011	15.753624	16.415406	4.20%	608
2010	13.283583	15.753624	18.59%	2,626
2009	11.515964	13.283583	15.35%	3,731
2008	16.070457	11.515964	-28.34%	3,902
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	36.922130	40.162433	8.78%	108
2016	28.849677	36.922130	27.98%	462
2015	31.689616	28.849677	-8.96%	907
2014	32.054706	31.689616	-1.14%	10,496
2013	23.935102	32.054706	33.92%	25,433
2012	20.567941	23.935102	16.37%	35,880
2011	21.740456	20.567941	-5.39%	48,441
2010	17.248238	21.740456	26.04%	47,311
2009	13.585543	17.248238	26.96%	67,282
2008	20.633488	13.585543	-34.16%	4,803
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.504772	11.739161	38.03%	0
2016	7.366552	8.504772	15.45%	0
2015	9.321326	7.366552	-20.97%	0
2014*	10.000000	9.321326	-6.79%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	20.632812	23.668961	14.72%	107
2016	19.583493	20.632812	5.36%	217
2015	21.305576	19.583493	-8.08%	212
2014	24.389109	21.305576	-12.64%	16,562
2013	20.176122	24.389109	20.88%	0
2012	17.360511	20.176122	16.22%	0
2011	19.761922	17.360511	-12.15%	0
2010	18.544458	19.761922	6.57%	0
2009	13.765906	18.544458	34.71%	0
2008	23.488672	13.765906	-41.39%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.268956	9.287284	0.20%	0
2016	9.159651	9.268956	1.19%	0
2015	9.737254	9.159651	-5.93%	0
2014	9.727337	9.737254	0.10%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	11.043432	12.279648	11.19%	0
2016	10.766868	11.043432	2.57%	0
2015	11.629613	10.766868	-7.42%	0
2014	11.381674	11.629613	2.18%	0
2013	10.195312	11.381674	11.64%	0
2012*	10.000000	10.195312	1.95%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.957281	10.148167	1.92%	0
2016	10.178231	9.957281	-2.17%	0
2015	10.166300	10.178231	0.12%	0
2014	9.881676	10.166300	2.88%	0
2013*	10.000000	9.881676	-1.18%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	14.514525	18.124935	24.87%	0
2016	14.472936	14.514525	0.29%	0
2015	14.055574	14.472936	2.97%	0
2014	13.218862	14.055574	6.33%	0
2013	9.619313	13.218862	37.42%	604
2012*	10.000000	9.619313	-3.81%	639
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	13.442790	15.151327	12.71%	750
2016	12.084045	13.442790	11.24%	810
2015	12.842801	12.084045	-5.91%	875
2014	12.541964	12.842801	2.40%	855
2013	9.931779	12.541964	26.28%	166
2012*	10.000000	9.931779	-0.68%	176
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.559441	16.281051	20.07%	0
2016	13.714804	13.559441	-1.13%	0
2015	13.808159	13.714804	-0.68%	0
2014	13.043688	13.808159	5.86%	1,711
2013	9.713629	13.043688	34.28%	4,624
2012*	10.000000	9.713629	-2.86%	4,951
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	13.348319	15.519846	16.27%	0
2016	13.936460	13.348319	-4.22%	0
2015	15.468629	13.936460	-9.91%	0
2014	16.610787	15.468629	-6.88%	19
2013	13.504107	16.610787	23.01%	168
2012	11.527620	13.504107	17.15%	408
2011	12.637243	11.527620	-8.78%	721
2010	11.829411	12.637243	6.83%	0
2009*	10.000000	11.829411	18.29%	541

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	12.319552	12.919532	4.87%	0
2016	10.786071	12.319552	14.22%	0
2015	11.736061	10.786071	-8.09%	0
2014	11.715861	11.736061	0.17%	0
2013	10.785977	11.715861	8.62%	0
2012*	10.000000	10.785977	7.86%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	13.138995	16.390294	24.75%	0
2016	12.595307	13.138995	4.32%	0
2015	13.599214	12.595307	-7.38%	0
2014	12.825132	13.599214	6.04%	394
2013	10.040834	12.825132	27.73%	2,544
2012*	10.000000	10.040834	0.41%	470
Janus Henderson VIT Balanced Portfolio: Service Sharess - Q/NQ
2017	23.264663	27.017902	16.13%	0
2016	22.685076	23.264663	2.55%	0
2015	22.983055	22.685076	-1.30%	0
2014	21.600944	22.983055	6.40%	0
2013	18.342165	21.600944	17.77%	0
2012	16.458761	18.342165	11.44%	0
2011	16.518952	16.458761	-0.36%	0
2010	15.542513	16.518952	6.28%	0
2009	12.590316	15.542513	23.45%	0
2008	15.258723	12.590316	-17.49%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.807244	9.964231	1.60%	0
2016	9.759554	9.807244	0.49%	0
2015*	10.000000	9.759554	-2.40%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	31.869939	40.727581	27.79%	0
2016	31.801846	31.869939	0.21%	0
2015	28.901709	31.801846	10.03%	0
2014	27.106237	28.901709	6.62%	2,960
2013	21.067810	27.106237	28.66%	3,424
2012	17.304362	21.067810	21.75%	3,810
2011	18.916137	17.304362	-8.52%	4,307
2010	18.072129	18.916137	4.67%	5,901
2009	12.590862	18.072129	43.53%	5,346
2008	23.000687	12.590862	-45.26%	3,824
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	16.359616	23.305739	42.46%	0
2016	14.617036	16.359616	11.92%	0
2015	14.209698	14.617036	2.87%	0
2014	13.219712	14.209698	7.49%	0
2013	9.932885	13.219712	33.09%	0
2012*	10.000000	9.932885	-0.67%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	23.665264	30.430700	28.59%	0
2016	25.804300	23.665264	-8.29%	0
2015	28.785152	25.804300	-10.36%	0
2014	33.314737	28.785152	-13.60%	0
2013	29.655511	33.314737	12.34%	0
2012	26.656151	29.655511	11.25%	0
2011	40.076870	26.656151	-33.49%	0
2010	32.610823	40.076870	22.89%	0
2009	18.525861	32.610823	76.03%	0
2008	39.453098	18.525861	-53.04%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.585690	10.788821	25.66%	0
2016	7.231097	8.585690	18.73%	0
2015	9.201764	7.231097	-21.42%	0
2014	9.816126	9.201764	-6.26%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.947561	10.156754	2.10%	0
2016*	10.000000	9.947561	-0.52%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	13.246935	16.451494	24.19%	0
2016	12.385608	13.246935	6.95%	0
2015	12.876115	12.385608	-3.81%	0
2014	14.160071	12.876115	-9.07%	0
2013	10.200379	14.160071	38.82%	1,068
2012*	10.000000	10.200379	2.00%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	29.543420	34.081128	15.36%	444
2016	26.414110	29.543420	11.85%	1,589
2015	27.124269	26.414110	-2.62%	2,843
2014	25.038792	27.124269	8.33%	42,364
2013	18.784931	25.038792	33.29%	93,768
2012	16.491322	18.784931	13.91%	117,347
2011	16.854563	16.491322	-2.16%	153,323
2010	15.416671	16.854563	9.33%	159,912
2009	12.807783	15.416671	20.37%	165,210
2008	19.372778	12.807783	-33.89%	22,372
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	15.697494	19.570082	24.67%	539
2016	15.377499	15.697494	2.08%	582
2015	14.713506	15.377499	4.51%	665
2014	14.800315	14.713506	-0.59%	3,520
2013	11.796298	14.800315	25.47%	4,039
2012	10.351608	11.796298	13.96%	4,347
2011	10.720815	10.351608	-3.44%	3,142
2010*	10.000000	10.720815	7.21%	758

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	10.101943	12.721387	25.93%	0
2016	9.708973	10.101943	4.05%	0
2015*	10.000000	9.708973	-2.91%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	12.882287	13.410381	4.10%	0
2016	12.379052	12.882287	4.07%	0
2015	12.698828	12.379052	-2.52%	1,696
2014	12.009836	12.698828	5.74%	7,752
2013	12.288834	12.009836	-2.27%	13,439
2012	11.449331	12.288834	7.33%	15,582
2011	11.049723	11.449331	3.62%	15,850
2010	10.519334	11.049723	5.04%	18,237
2009	9.783489	10.519334	7.52%	18,081
2008	11.114815	9.783489	-11.98%	246,768
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	22.949852	24.723329	7.73%	0
2016	21.111857	22.949852	8.71%	0
2015	21.732430	21.111857	-2.86%	0
2014	21.487226	21.732430	1.14%	0
2013	23.956634	21.487226	-10.31%	0
2012	20.675874	23.956634	15.87%	0
2011	19.677809	20.675874	5.07%	0
2010	18.241042	19.677809	7.88%	0
2009	14.261747	18.241042	27.90%	0
2008	17.064754	14.261747	-16.43%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.271474	10.257628	10.64%	0
2016	8.203512	9.271474	13.02%	0
2015*	10.000000	8.203512	-17.96%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	16.466930	19.023712	15.53%	0
2016	15.090350	16.466930	9.12%	0
2015	16.536568	15.090350	-8.75%	0
2014	17.177120	16.536568	-3.73%	131
2013	13.245886	17.177120	29.68%	121
2012	10.989027	13.245886	20.54%	129
2011	11.281443	10.989027	-2.59%	0
2010*	10.000000	11.281443	12.81%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	24.467351	26.082134	6.60%	260
2016	20.704429	24.467351	18.17%	1,244
2015	22.041574	20.704429	-6.07%	1,298
2014	19.852310	22.041574	11.03%	23,482
2013	15.337695	19.852310	29.43%	71,138
2012	13.634017	15.337695	12.50%	84,668
2011	13.802178	13.634017	-1.22%	94,557
2010	12.408774	13.802178	11.23%	101,178
2009*	10.000000	12.408774	24.09%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	15.076100	17.161173	13.83%	48,225
2016	14.069845	15.076100	7.15%	53,442
2015	14.173682	14.069845	-0.73%	62,762
2014	13.733446	14.173682	3.21%	205,508
2013	11.332197	13.733446	21.19%	341,227
2012	9.962813	11.332197	13.74%	457,004
2011	10.041443	9.962813	-0.78%	533,083
2010	9.119112	10.041443	10.11%	558,988
2009	7.516796	9.119112	21.32%	593,632
2008	10.889310	7.516796	-30.97%	609,668
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	11.256925	11.421491	1.46%	64,775
2016	11.155397	11.256925	0.91%	61,754
2015	11.374590	11.155397	-1.93%	69,648
2014	11.022540	11.374590	3.19%	249,504
2013	11.509405	11.022540	-4.23%	342,613
2012	11.154904	11.509405	3.18%	398,194
2011	10.732937	11.154904	3.93%	436,913
2010	10.301441	10.732937	4.19%	453,135
2009	9.344260	10.301441	10.24%	475,910
2008	10.547109	9.344260	-11.40%	527,784
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	15.463347	19.908674	28.75%	518
2016	15.700635	15.463347	-1.51%	778
2015	14.991293	15.700635	4.73%	817
2014	14.975661	14.991293	0.10%	12,745
2013	11.842648	14.975661	26.46%	35,822
2012	9.868315	11.842648	20.01%	42,889
2011	11.069150	9.868315	-10.85%	47,644
2010	10.117159	11.069150	9.41%	44,286
2009	7.268248	10.117159	39.20%	42,767
2008	12.049870	7.268248	-39.68%	49,294

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	16.079854	20.201326	25.63%	2,455
2016	14.997800	16.079854	7.21%	3,375
2015	14.335786	14.997800	4.62%	3,596
2014	13.495092	14.335786	6.23%	53,092
2013	10.592016	13.495092	27.41%	100,594
2012	9.178394	10.592016	15.40%	115,262
2011	9.796069	9.178394	-6.31%	127,478
2010	8.431393	9.796069	16.19%	135,117
2009	6.180334	8.431393	36.42%	143,640
2008	11.270518	6.180334	-45.16%	141,673
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	14.181475	16.997979	19.86%	47,823
2016	12.986218	14.181475	9.20%	55,092
2015	13.068798	12.986218	-0.63%	64,507
2014	12.061248	13.068798	8.35%	204,756
2013	9.227568	12.061248	30.71%	288,609
2012	8.019205	9.227568	15.07%	425,922
2011	8.344149	8.019205	-3.89%	518,704
2010	7.648876	8.344149	9.09%	536,716
2009	5.953882	7.648876	28.47%	565,486
2008	9.779553	5.953882	-39.12%	566,401
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	25.867531	29.927043	15.69%	82
2016	22.380565	25.867531	15.58%	790
2015	24.354500	22.380565	-8.11%	1,949
2014	22.745360	24.354500	7.07%	16,304
2013	17.101632	22.745360	33.00%	41,294
2012	14.722794	17.101632	16.16%	49,230
2011	15.368721	14.722794	-4.20%	58,880
2010	13.542579	15.368721	13.48%	59,886
2009	10.740570	13.542579	26.09%	27,684
2008	17.404482	10.740570	-38.29%	36,245
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.375025	10.915006	16.43%	0
2016	9.261216	9.375025	1.23%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	21.166272	22.213400	4.95%	0
2016	18.861213	21.166272	12.22%	0
2015	19.701110	18.861213	-4.26%	0
2014	19.543386	19.701110	0.81%	0
2013	18.568163	19.543386	5.25%	0
2012	16.489682	18.568163	12.60%	0
2011	16.157331	16.489682	2.06%	0
2010	14.525859	16.157331	11.23%	0
2009	10.121237	14.525859	43.52%	0
2008	14.298459	10.121237	-29.21%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	13.887367	17.032228	22.65%	256
2016	12.441796	13.887367	11.62%	292
2015	12.809764	12.441796	-2.87%	301
2014	12.229160	12.809764	4.75%	742
2013	8.667391	12.229160	41.09%	778
2012	7.547054	8.667391	14.84%	1,681
2011	8.690267	7.547054	-13.16%	1,665
2010	7.661662	8.690267	13.43%	1,509
2009	5.095443	7.661662	50.36%	1,526
2008*	10.000000	5.095443	-49.05%	1,078
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	15.620009	18.175025	16.36%	593
2016	14.430604	15.620009	8.24%	2,665
2015	14.741852	14.430604	-2.11%	4,857
2014	13.570562	14.741852	8.63%	39,318
2013	9.963831	13.570562	36.20%	126,800
2012	9.100603	9.963831	9.49%	169,922
2011	9.570204	9.100603	-4.91%	213,677
2010	7.879127	9.570204	21.46%	225,978
2009	6.106026	7.879127	29.04%	319,863
2008*	10.000000	6.106026	-38.94%	349,154
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	12.859177	15.144024	17.77%	0
2016	12.071335	12.859177	6.53%	0
2015	12.499336	12.071335	-3.42%	0
2014	12.168312	12.499336	2.72%	0
2013	9.560646	12.168312	27.27%	0
2012	8.373730	9.560646	14.17%	0
2011	9.098629	8.373730	-7.97%	0
2010	8.051675	9.098629	13.00%	0
2009	6.339916	8.051675	27.00%	0
2008*	10.000000	6.339916	-36.60%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.530727	13.802850	10.15%	63,463
2016	12.013058	12.530727	4.31%	71,895
2015	12.351672	12.013058	-2.74%	80,892
2014	12.047546	12.351672	2.52%	134,488
2013	10.689127	12.047546	12.71%	150,690
2012	9.791400	10.689127	9.17%	215,357
2011	10.096181	9.791400	-3.02%	272,458
2010	9.302682	10.096181	8.53%	287,712
2009	7.898055	9.302682	17.78%	192,338
2008*	10.000000	7.898055	-21.02%	200,880

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	12.881021	14.664107	13.84%	10,470
2016	12.209243	12.881021	5.50%	10,470
2015	12.587649	12.209243	-3.01%	10,470
2014	12.230803	12.587649	2.92%	398,190
2013	10.262027	12.230803	19.19%	560,973
2012	9.186597	10.262027	11.71%	586,499
2011	9.678850	9.186597	-5.09%	697,342
2010	8.760766	9.678850	10.48%	672,571
2009	7.177820	8.760766	22.05%	580,910
2008*	10.000000	7.177820	-28.22%	610,102
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.685343	12.217644	4.56%	10,528
2016	11.362705	11.685343	2.84%	11,298
2015	11.644681	11.362705	-2.42%	14,177
2014	11.463574	11.644681	1.58%	41,655
2013	11.113606	11.463574	3.15%	35,356
2012	10.517582	11.113606	5.67%	35,752
2011	10.550197	10.517582	-0.31%	27,863
2010	10.049218	10.550197	4.99%	18,749
2009	9.045270	10.049218	11.10%	1,027
2008*	10.000000	9.045270	-9.55%	1,030
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.594873	11.953193	12.82%	0
2016	10.210239	10.594873	3.77%	0
2015	10.852845	10.210239	-5.92%	0
2014	10.796517	10.852845	0.52%	0
2013*	10.000000	10.796517	7.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.600518	12.274802	15.79%	0
2016	10.152619	10.600518	4.41%	0
2015	10.857704	10.152619	-6.49%	0
2014	10.934671	10.857704	-0.70%	0
2013*	10.000000	10.934671	9.35%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.737951	14.271248	12.04%	84,446
2016	12.139533	12.737951	4.93%	91,737
2015	12.482534	12.139533	-2.75%	96,566
2014	12.143433	12.482534	2.79%	196,313
2013	10.486339	12.143433	15.80%	289,860
2012	9.493730	10.486339	10.46%	247,659
2011	9.888232	9.493730	-3.99%	257,897
2010	9.032136	9.888232	9.48%	270,530
2009	7.534670	9.032136	19.87%	184,570
2008*	10.000000	7.534670	-24.65%	186,379

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	12.820152	14.880103	16.07%	2,017
2016	12.121100	12.820152	5.77%	2,019
2015	12.519506	12.121100	-3.18%	15,794
2014	12.180379	12.519506	2.78%	15,796
2013	9.970461	12.180379	22.16%	20,292
2012	8.852121	9.970461	12.63%	56,852
2011	9.446193	8.852121	-6.29%	67,115
2010	8.480594	9.446193	11.39%	69,236
2009	6.815732	8.480594	24.43%	13,387
2008*	10.000000	6.815732	-31.84%	2,557
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.338365	13.328249	8.02%	26,133
2016	11.840961	12.338365	4.20%	28,599
2015	12.175434	11.840961	-2.75%	30,402
2014	11.900206	12.175434	2.31%	22,311
2013	10.882906	11.900206	9.35%	40,992
2012	10.061041	10.882906	8.17%	79,306
2011	10.262408	10.061041	-1.96%	82,912
2010	9.574869	10.262408	7.18%	98,559
2009	8.277026	9.574869	15.68%	59,414
2008*	10.000000	8.277026	-17.23%	59,424
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	12.075913	12.367350	2.41%	2,788
2016	11.698630	12.075913	3.23%	3,338
2015	12.006669	11.698630	-2.57%	3,511
2014	11.668360	12.006669	2.90%	52,071
2013	12.128324	11.668360	-3.79%	128,848
2012	11.479579	12.128324	5.65%	134,021
2011	10.991856	11.479579	4.44%	149,432
2010	10.472120	10.991856	4.96%	174,082
2009	9.810381	10.472120	6.75%	223,282
2008*	10.000000	9.810381	-1.90%	12,838
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	12.925239	13.184744	2.01%	0
2016	12.723700	12.925239	1.58%	0
2015	13.011044	12.723700	-2.21%	0
2014	12.619991	13.011044	3.10%	2,031
2013	13.106782	12.619991	-3.71%	3,130
2012	12.447959	13.106782	5.29%	2,782
2011	11.940533	12.447959	4.25%	2,511
2010	11.235352	11.940533	6.28%	3,211
2009	9.816183	11.235352	14.46%	845
2008*	10.000000	9.816183	-1.84%	976
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	11.950640	13.849198	15.89%	0
2016	10.913914	11.950640	9.50%	0
2015	11.464849	10.913914	-4.81%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.494214	12.862309	11.90%	0
2016	10.749782	11.494214	6.93%	0
2015	11.131785	10.749782	-3.43%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	25.823540	35.850542	38.83%	0
2016	24.441041	25.823540	5.66%	0
2015	29.682317	24.441041	-17.66%	0
2014	32.031239	29.682317	-7.33%	0
2013	32.446047	32.031239	-1.28%	0
2012	28.214644	32.446047	15.00%	0
2011	37.081218	28.214644	-23.91%	0
2010	32.543435	37.081218	13.94%	0
2009	20.299459	32.543435	60.32%	0
2008	49.088004	20.299459	-58.65%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	12.281207	12.324636	0.35%	1,492
2016	12.401033	12.281207	-0.97%	3,877
2015	12.629231	12.401033	-1.81%	8,536
2014	12.286278	12.629231	2.79%	86,121
2013	13.027084	12.286278	-5.69%	177,776
2012	12.859823	13.027084	1.30%	182,085
2011	12.196707	12.859823	5.44%	189,271
2010	11.841388	12.196707	3.00%	222,059
2009	11.730769	11.841388	0.94%	304,773
2008	11.078405	11.730769	5.89%	340,954
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	9.169577	9.052103	-1.28%	1,163
2016	9.327011	9.169577	-1.69%	1,231
2015	9.488306	9.327011	-1.70%	2,988
2014	9.652396	9.488306	-1.70%	42,080
2013	9.819323	9.652396	-1.70%	72,099
2012	9.989602	9.819323	-1.70%	78,992
2011	10.161875	9.989602	-1.70%	81,355
2010	10.337602	10.161875	-1.70%	88,772
2009	10.511969	10.337602	-1.66%	100,158
2008	10.478564	10.511969	0.32%	102,856
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	8.186707	10.226922	24.92%	0
2016	8.275452	8.186707	-1.07%	0
2015	8.698760	8.275452	-4.87%	0
2014	8.913363	8.698760	-2.41%	12,331
2013	7.712871	8.913363	15.56%	16,133
2012	6.809681	7.712871	13.26%	16,203
2011	7.696934	6.809681	-11.53%	16,607
2010	6.928966	7.696934	11.08%	16,355
2009	5.445149	6.928966	27.25%	16,952
2008*	10.000000	5.445149	-45.55%	7,876

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	9.101700	11.135659	22.35%	1,611
2016	9.210492	9.101700	-1.18%	1,775
2015	9.501783	9.210492	-3.07%	1,782
2014	10.303705	9.501783	-7.78%	5,937
2013	8.661863	10.303705	18.95%	4,653
2012	7.454397	8.661863	16.20%	6,495
2011	8.701155	7.454397	-14.33%	6,156
2010	8.241771	8.701155	5.57%	5,471
2009	6.519215	8.241771	26.42%	5,468
2008	11.653883	6.519215	-44.06%	5,332
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	24.829067	28.906529	16.42%	14,348
2016	23.072770	24.829067	7.61%	16,281
2015	23.708454	23.072770	-2.68%	16,284
2014	22.973178	23.708454	3.20%	31,380
2013	18.366053	22.973178	25.09%	35,221
2012	16.120682	18.366053	13.93%	111,579
2011	17.070018	16.120682	-5.56%	146,053
2010	15.148905	17.070018	12.68%	201,319
2009	12.114945	15.148905	25.04%	212,269
2008	19.514699	12.114945	-37.92%	233,259
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	15.570464	17.010253	9.25%	35,578
2016	14.899909	15.570464	4.50%	41,552
2015	15.183966	14.899909	-1.87%	39,985
2014	14.769342	15.183966	2.81%	16,020
2013	13.246513	14.769342	11.50%	12,742
2012	12.319785	13.246513	7.52%	4,597
2011	12.422474	12.319785	-0.83%	11,196
2010	11.507802	12.422474	7.95%	11,263
2009*	10.000000	11.507802	15.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	17.962277	20.272668	12.86%	0
2016	16.959497	17.962277	5.91%	0
2015	17.345066	16.959497	-2.22%	0
2014	16.770944	17.345066	3.42%	1,898
2013	14.277565	16.770944	17.46%	28,507
2012	12.939906	14.277565	10.34%	28,623
2011	13.287558	12.939906	-2.62%	27,344
2010	12.065671	13.287558	10.13%	27,578
2009*	10.000000	12.065671	20.66%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	13.893574	14.434180	3.89%	40,867
2016	13.555228	13.893574	2.50%	43,062
2015	13.753235	13.555228	-1.44%	47,025
2014	13.467169	13.753235	2.12%	43,688
2013	13.068618	13.467169	3.05%	19,200
2012	12.640931	13.068618	3.38%	15,605
2011	12.492878	12.640931	1.19%	9,269
2010	12.001664	12.492878	4.09%	9,653
2009	11.192423	12.001664	7.23%	9,662
2008	12.115711	11.192423	-7.62%	9,671
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.583218	11.863576	12.10%	0
2016	10.184425	10.583218	3.92%	0
2015	10.707620	10.184425	-4.89%	0
2014	10.631704	10.707620	0.71%	0
2013*	10.000000	10.631704	6.32%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.641350	12.235464	14.98%	0
2016	10.121357	10.641350	5.14%	0
2015	10.720404	10.121357	-5.59%	0
2014	10.719950	10.720404	0.00%	0
2013*	10.000000	10.719950	7.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	19.531135	21.682010	11.01%	91,991
2016	18.543411	19.531135	5.33%	121,107
2015	18.927460	18.543411	-2.03%	132,043
2014	18.306317	18.927460	3.39%	250,808
2013	15.967796	18.306317	14.65%	412,610
2012	14.659593	15.967796	8.92%	448,715
2011	14.918601	14.659593	-1.74%	541,212
2010	13.683133	14.918601	9.03%	639,950
2009	11.683976	13.683133	17.11%	667,329
2008	15.475992	11.683976	-24.50%	685,558
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	22.590346	25.911341	14.70%	0
2016	21.183275	22.590346	6.64%	24,990
2015	21.708065	21.183275	-2.42%	31,080
2014	21.040498	21.708065	3.17%	82,851
2013	17.490352	21.040498	20.30%	221,044
2012	15.641258	17.490352	11.82%	361,387
2011	16.256941	15.641258	-3.79%	401,398
2010	14.656816	16.256941	10.92%	476,581
2009	11.986491	14.656816	22.28%	519,595
2008	17.773319	11.986491	-32.56%	525,003

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	16.760259	17.993790	7.36%	22,711
2016	16.129457	16.760259	3.91%	28,843
2015	16.413425	16.129457	-1.73%	29,877
2014	15.941727	16.413425	2.96%	54,692
2013	14.677045	15.941727	8.62%	50,610
2012	13.820321	14.677045	6.20%	69,062
2011	13.774685	13.820321	0.33%	114,301
2010	12.913074	13.774685	6.67%	96,241
2009	11.466673	12.913074	12.61%	106,724
2008	13.730727	11.466673	-16.49%	109,101
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	22.955457	28.674789	24.91%	0
2016	22.600034	22.955457	1.57%	228
2015	21.933146	22.600034	3.04%	821
2014	20.552673	21.933146	6.72%	8,737
2013	15.341284	20.552673	33.97%	28,318
2012	13.179314	15.341284	16.40%	33,303
2011	13.749831	13.179314	-4.15%	39,016
2010	12.889699	13.749831	6.67%	42,106
2009*	10.000000	12.889699	28.90%	67
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.177714	11.761405	15.56%	0
2016	9.537981	10.177714	6.71%	0
2015	9.925991	9.537981	-3.91%	0
2014*	10.000000	9.925991	-0.74%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.778820	12.895122	19.63%	0
2016	9.963836	10.778820	8.18%	0
2015	10.121830	9.963836	-1.56%	0
2014*	10.000000	10.121830	1.22%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	37.606620	42.802611	13.82%	103
2016	31.802564	37.606620	18.25%	110
2015	33.193791	31.802564	-4.19%	116
2014	30.860662	33.193791	7.56%	3,022
2013	23.596073	30.860662	30.79%	3,248
2012	20.434535	23.596073	15.47%	4,305
2011	21.329936	20.434535	-4.20%	4,536
2010	17.193492	21.329936	24.06%	4,783
2009	12.789853	17.193492	34.43%	5,343
2008	20.478657	12.789853	-37.55%	2,220

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	15.217804	15.906988	4.53%	1,087
2016	14.248230	15.217804	6.80%	1,021
2015	14.926060	14.248230	-4.54%	1,770
2014	14.616534	14.926060	2.12%	8,647
2013	15.038426	14.616534	-2.81%	13,745
2012	13.629522	15.038426	10.34%	12,245
2011	13.135866	13.629522	3.76%	12,559
2010	12.083619	13.135866	8.71%	12,756
2009	9.883035	12.083619	22.27%	11,401
2008	12.155901	9.883035	-18.70%	15,987
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	9.879164	12.191726	23.41%	1,630
2016	10.304247	9.879164	-4.13%	5,492
2015	10.551539	10.304247	-2.34%	9,852
2014	10.881151	10.551539	-3.03%	54,537
2013	9.142317	10.881151	19.02%	153,266
2012	8.051216	9.142317	13.55%	185,585
2011	9.062326	8.051216	-11.16%	221,061
2010	8.100611	9.062326	11.87%	216,785
2009	6.054548	8.100611	33.79%	268,716
2008*	10.000000	6.054548	-39.45%	260,153
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	14.469616	17.429826	20.46%	148
2016	14.020743	14.469616	3.20%	552
2015	15.068802	14.020743	-6.96%	1,443
2014	16.971863	15.068802	-11.21%	11,991
2013	14.262964	16.971863	18.99%	0
2012	12.396772	14.262964	15.05%	0
2011	15.087246	12.396772	-17.83%	0
2010	14.493621	15.087246	4.10%	0
2009	11.384808	14.493621	27.31%	0
2008	21.640374	11.384808	-47.39%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	14.317645	18.280470	27.68%	523
2016	14.280374	14.317645	0.26%	1,555
2015	14.086480	14.280374	1.38%	2,607
2014	13.009812	14.086480	8.28%	21,016
2013	9.846233	13.009812	32.13%	56,388
2012	8.624835	9.846233	14.16%	69,955
2011	9.066774	8.624835	-4.87%	91,994
2010	7.995483	9.066774	13.40%	98,873
2009	6.288065	7.995483	27.15%	152,256
2008*	10.000000	6.288065	-37.12%	230

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	14.479495	16.278314	12.42%	0
2016	12.692602	14.479495	14.08%	0
2015	13.371647	12.692602	-5.08%	0
2014	12.338983	13.371647	8.37%	1,127
2013	9.296096	12.338983	32.73%	2,879
2012	8.042434	9.296096	15.59%	2,311
2011	8.712042	8.042434	-7.69%	2,170
2010	7.860693	8.712042	10.83%	2,016
2009	6.276217	7.860693	25.25%	2,976
2008*	10.000000	6.276217	-37.24%	916
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	14.414117	18.069739	25.36%	552
2016	13.825497	14.414117	4.26%	2,392
2015	14.113403	13.825497	-2.04%	3,616
2014	13.842586	14.113403	1.96%	33,834
2013	10.159648	13.842586	36.25%	101,544
2012	9.015486	10.159648	12.69%	133,147
2011	9.598319	9.015486	-6.07%	167,157
2010	7.720646	9.598319	24.32%	175,069
2009	6.198650	7.720646	24.55%	196,064
2008*	10.000000	6.198650	-38.01%	116,553
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	18.733961	20.965038	11.91%	363
2016	16.205808	18.733961	15.60%	1,796
2015	16.975956	16.205808	-4.54%	3,454
2014	14.757742	16.975956	15.03%	23,582
2013	11.065093	14.757742	33.37%	73,587
2012	9.675375	11.065093	14.36%	99,673
2011	10.076273	9.675375	-3.98%	129,338
2010	8.568256	10.076273	17.60%	134,883
2009	6.680815	8.568256	28.25%	152,055
2008*	10.000000	6.680815	-33.19%	202,701
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	23.109250	28.316669	22.53%	0
2016	21.754764	23.109250	6.23%	0
2015	22.014429	21.754764	-1.18%	0
2014	21.840806	22.014429	0.79%	536
2013	15.434684	21.840806	41.50%	1,572
2012	13.884361	15.434684	11.17%	1,820
2011	14.246687	13.884361	-2.54%	2,495
2010	11.584600	14.246687	22.98%	2,605
2009	9.265881	11.584600	25.02%	2,872
2008	17.631567	9.265881	-47.45%	2,653

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	37.664583	40.267057	6.91%	0
2016	30.501408	37.664583	23.48%	0
2015	33.111468	30.501408	-7.88%	0
2014	31.549689	33.111468	4.95%	1,389
2013	22.921069	31.549689	37.64%	1,740
2012	19.382715	22.921069	18.26%	2,731
2011	20.854531	19.382715	-7.06%	3,148
2010	16.774034	20.854531	24.33%	2,930
2009	13.558015	16.774034	23.72%	3,133
2008	20.373659	13.558015	-33.45%	2,617
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	33.903853	37.728306	11.28%	0
2016	28.143842	33.903853	20.47%	67
2015	29.183666	28.143842	-3.56%	69
2014	29.524266	29.183666	-1.15%	1,899
2013	21.369151	29.524266	38.16%	6,763
2012	18.866762	21.369151	13.26%	8,487
2011	20.374791	18.866762	-7.40%	10,377
2010	16.584203	20.374791	22.86%	10,217
2009	12.550074	16.584203	32.14%	10,646
2008	20.711245	12.550074	-39.40%	36,975
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	23.372181	27.627547	18.21%	613
2016	21.388690	23.372181	9.27%	2,162
2015	21.615524	21.388690	-1.05%	3,661
2014	19.665564	21.615524	9.92%	28,463
2013	15.295902	19.665564	28.57%	96,880
2012	13.668346	15.295902	11.91%	120,325
2011	13.851856	13.668346	-1.32%	152,849
2010	12.445536	13.851856	11.30%	161,312
2009	10.083723	12.445536	23.42%	212,795
2008	17.569268	10.083723	-42.61%	240,975
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	13.478067	14.063551	4.34%	0
2016	12.792348	13.478067	5.36%	0
2015	13.794413	12.792348	-7.26%	0
2014	10.911489	13.794413	26.42%	0
2013	10.808349	10.911489	0.95%	0
2012	9.513349	10.808349	13.61%	0
2011	9.117820	9.513349	4.34%	0
2010	7.144713	9.117820	27.62%	0
2009	5.569001	7.144713	28.29%	0
2008*	10.000000	5.569001	-44.31%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	14.091863	16.793244	19.17%	1,464
2016	12.868379	14.091863	9.51%	1,633
2015	12.968643	12.868379	-0.77%	1,792
2014	11.667162	12.968643	11.16%	1,755
2013*	10.000000	11.667162	16.67%	1,105
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	10.131505	10.117021	-0.14%	2,290
2016	10.055677	10.131505	0.75%	2,522
2015	10.264591	10.055677	-2.04%	2,462
2014	10.390782	10.264591	-1.21%	36,652
2013	10.559348	10.390782	-1.60%	71,090
2012	10.376793	10.559348	1.76%	71,284
2011	10.420487	10.376793	-0.42%	65,588
2010	10.350221	10.420487	0.68%	72,769
2009	9.830311	10.350221	5.29%	69,010
2008*	10.000000	9.830311	-1.70%	15,119
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	14.313391	16.066143	12.25%	222
2016	12.046089	14.313391	18.82%	244
2015	12.883401	12.046089	-6.50%	257
2014	12.535651	12.883401	2.77%	264
2013*	10.000000	12.535651	25.36%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	13.641211	16.456497	20.64%	653
2016	13.723442	13.641211	-0.60%	3,586
2015	14.527845	13.723442	-5.54%	6,223
2014	16.089992	14.527845	-9.71%	43,843
2013	13.629435	16.089992	18.05%	110,914
2012	11.596824	13.629435	17.53%	137,629
2011	13.471087	11.596824	-13.91%	161,987
2010	12.886142	13.471087	4.54%	149,614
2009*	10.000000	12.886142	28.86%	202,422
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	29.638376	36.292680	22.45%	0
2016	28.944934	29.638376	2.40%	0
2015	29.155483	28.944934	-0.72%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	9.980033	9.898275	-0.82%	1,634
2016	10.029857	9.980033	-0.50%	1,704
2015	10.184595	10.029857	-1.52%	4,223
2014	10.297917	10.184595	-1.10%	41,718
2013	10.411789	10.297917	-1.09%	91,610
2012	10.125982	10.411789	2.82%	105,582
2011	10.270957	10.125982	-1.41%	124,401
2010	9.924075	10.270957	3.50%	139,346
2009	8.908440	9.924075	11.40%	199,319
2008	10.468312	8.908440	-14.90%	333,849
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	25.329374	29.488983	16.42%	0
2016	23.453225	25.329374	8.00%	0
2015	23.969959	23.453225	-2.16%	0
2014	22.091013	23.969959	8.51%	0
2013	16.331631	22.091013	35.27%	45
2012	14.970977	16.331631	9.09%	46
2011	15.713411	14.970977	-4.72%	47
2010	13.011216	15.713411	20.77%	48
2009	10.071209	13.011216	29.19%	48
2008	16.919113	10.071209	-40.47%	48
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	29.150051	39.063931	34.01%	0
2016	29.699454	29.150051	-1.85%	0
2015	29.142872	29.699454	1.91%	0
2014	29.049621	29.142872	0.32%	0
2013	23.270767	29.049621	24.83%	0
2012	19.573342	23.270767	18.89%	0
2011	21.767378	19.573342	-10.08%	0
2010	19.138232	21.767378	13.74%	0
2009	13.971006	19.138232	36.99%	0
2008	23.819814	13.971006	-41.35%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	10.022591	10.447431	4.24%	0
2016	9.594353	10.022591	4.46%	0
2015	10.009711	9.594353	-4.15%	0
2014	9.935290	10.009711	0.75%	0
2013	10.144346	9.935290	-2.06%	0
2012*	10.000000	10.144346	1.44%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.732838	10.855103	24.30%	200
2016	9.131402	8.732838	-4.36%	206
2015	9.009507	9.131402	1.35%	206
2014*	10.000000	9.009507	-9.90%	204

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	25.448987	29.179493	14.66%	810
2016	23.259863	25.448987	9.41%	2,302
2015	22.949132	23.259863	1.35%	3,898
2014	21.146639	22.949132	8.52%	31,047
2013	16.366709	21.146639	29.21%	94,652
2012	14.278780	16.366709	14.62%	116,233
2011	14.571030	14.278780	-2.01%	152,441
2010	12.797538	14.571030	13.86%	160,800
2009	10.171462	12.797538	25.82%	196,979
2008	16.860008	10.171462	-39.67%	214,041
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	37.144367	41.594069	11.98%	59
2016	32.110324	37.144367	15.68%	98
2015	34.785456	32.110324	-7.69%	100
2014	31.693294	34.785456	9.76%	4,936
2013	22.927266	31.693294	38.23%	8,044
2012	19.822086	22.927266	15.67%	9,757
2011	20.656451	19.822086	-4.04%	11,125
2010	17.076263	20.656451	20.97%	11,677
2009	12.690879	17.076263	34.56%	12,114
2008	20.825139	12.690879	-39.06%	63,951
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.201628	11.370397	11.46%	0
2016	9.191387	10.201628	10.99%	0
2015	10.296406	9.191387	-10.73%	0
2014	10.427049	10.296406	-1.25%	0
2013	10.595789	10.427049	-1.59%	0
2012*	10.000000	10.595789	5.96%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	9.721362	10.491208	7.92%	0
2016	8.734867	9.721362	11.29%	0
2015	9.101190	8.734867	-4.03%	0
2014	9.130346	9.101190	-0.32%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.740639	11.691973	8.86%	0
2016	10.617598	10.740639	1.16%	0
2015	11.636159	10.617598	-8.75%	0
2014	11.801877	11.636159	-1.40%	0
2013	12.849827	11.801877	-8.16%	0
2012	12.422654	12.849827	3.44%	0
2011	11.655907	12.422654	6.58%	0
2010	10.841398	11.655907	7.51%	0
2009*	10.000000	10.841398	8.41%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	11.104592	11.053020	-0.46%	3,830
2016	11.150585	11.104592	-0.41%	5,123
2015	11.319791	11.150585	-1.49%	6,300
2014	11.430031	11.319791	-0.96%	38,747
2013	11.654767	11.430031	-1.93%	78,365
2012	11.212140	11.654767	3.95%	76,525
2011	11.291696	11.212140	-0.70%	77,632
2010	10.920652	11.291696	3.40%	84,819
2009*	10.000000	10.920652	9.21%	91,681
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.087343	10.144914	0.57%	0
2016*	10.000000	10.087343	0.87%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.530441	10.850573	3.04%	1,405
2016	10.442267	10.530441	0.84%	1,494
2015	10.587320	10.442267	-1.37%	1,623
2014	10.339516	10.587320	2.40%	5,008
2013	10.738805	10.339516	-3.72%	7,825
2012	9.977132	10.738805	7.63%	4,933
2011*	10.000000	9.977132	-0.23%	1,870
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.233955	12.34%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.322272	13.283219	28.69%	0
2016*	10.000000	10.322272	3.22%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	16.584400	20.636815	24.44%	0
2016	17.294739	16.584400	-4.11%	0
2015	17.569240	17.294739	-1.56%	0
2014	19.172587	17.569240	-8.36%	0
2013	15.229073	19.172587	25.89%	0
2012	12.707935	15.229073	19.84%	0
2011	15.562903	12.707935	-18.34%	0
2010	14.389186	15.562903	8.16%	0
2009	11.744881	14.389186	22.51%	0
2008	21.317895	11.744881	-44.91%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	27.213906	34.057955	25.15%	0
2016	31.005791	27.213906	-12.23%	0
2015	28.044718	31.005791	10.56%	0
2014	21.741054	28.044718	28.99%	0
2013	14.694301	21.741054	47.96%	0
2012	11.411460	14.694301	28.77%	0
2011	10.516214	11.411460	8.51%	0
2010*	10.000000	10.516214	5.16%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.601069	7.324908	-3.63%	0
2016	5.391522	7.601069	40.98%	0
2015	8.263698	5.391522	-34.76%	0
2014	10.423375	8.263698	-20.72%	0
2013	9.613860	10.423375	8.42%	0
2012*	10.000000	9.613860	-3.86%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.753425	7.492566	-3.36%	0
2016	5.488215	7.753425	41.27%	0
2015	8.389247	5.488215	-34.58%	0
2014	10.549928	8.389247	-20.48%	0
2013	9.709583	10.549928	8.65%	0
2012*	10.000000	9.709583	-2.90%	0
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2017	19.120142	25.298982	32.32%	0
2016	19.349585	19.120142	-1.19%	0
2015	19.423171	19.349585	-0.38%	0
2014	19.023922	19.423171	2.10%	0
2013	13.835116	19.023922	37.50%	0
2012	11.691049	13.835116	18.34%	0
2011	12.590498	11.691049	-7.14%	0
2010*	10.000000	12.590498	25.90%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	23.170864	28.668156	23.73%	236
2016	21.875813	23.170864	5.92%	273
2015	22.914709	21.875813	-4.53%	297
2014	23.757157	22.914709	-3.55%	0
2014	23.757157	22.914709	-3.55%	692
2013	16.087110	23.757157	47.68%	536
2012	15.171806	16.087110	6.03%	630
2011	16.177314	15.171806	-6.22%	0
2010	12.981380	16.177314	24.62%	557
2009	8.651424	12.981380	50.05%	0
2008	15.025354	8.651424	-42.42%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	11.225990	12.609964	12.33%	0
2016	11.053331	11.225990	1.56%	0
2015	11.398410	11.053331	-3.03%	0
2014	11.133083	11.398410	2.38%	0
2013	10.123337	11.133083	9.97%	0
2012*	10.000000	10.123337	1.23%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	25.681728	29.926415	16.53%	0
2016	23.532724	25.681728	9.13%	0
2015	23.614969	23.532724	-0.35%	0
2014	21.992417	23.614969	7.38%	0
2013	16.630891	21.992417	32.24%	0
2012	14.438026	16.630891	15.19%	0
2011	13.853680	14.438026	4.22%	0
2010	12.500366	13.853680	10.83%	0
2009	10.571782	12.500366	18.24%	0
2008	18.144090	10.571782	-41.73%	164
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	38.256744	42.419393	10.88%	2,250
2016	31.200744	38.256744	22.61%	2,398
2015	33.673966	31.200744	-7.34%	2,510
2014	31.459395	33.673966	7.04%	2,548
2013	23.263995	31.459395	35.23%	2,597
2012	19.987746	23.263995	16.39%	3,050
2011	22.262631	19.987746	-10.22%	3,389
2010	17.899440	22.262631	24.38%	3,036
2009	12.770620	17.899440	40.16%	0
2008	20.230378	12.770620	-36.87%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	12.984597	13.226427	1.86%	11,900
2016	12.659799	12.984597	2.57%	10,810
2015	13.211386	12.659799	-4.18%	10,507
2014	13.017171	13.211386	1.49%	10,389
2013	14.476590	13.017171	-10.08%	9,364
2012	13.721610	14.476590	5.50%	7,969
2011	12.497477	13.721610	9.80%	7,277
2010	12.100594	12.497477	3.28%	8,846
2009	11.174654	12.100594	8.29%	3,021
2008	11.557301	11.174654	-3.31%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2017	24.383315	28.820710	18.20%	0
2016	21.922692	24.383315	11.22%	0
2015	23.724581	21.922692	-7.60%	0
2014	21.496310	23.724581	10.37%	0
2013	16.148867	21.496310	33.11%	0
2012	14.360944	16.148867	12.45%	0
2011	14.210230	14.360944	1.06%	0
2010	12.702518	14.210230	11.87%	0
2009	10.977647	12.702518	15.71%	0
2008	17.118633	10.977647	-35.87%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2017	26.453221	28.972226	9.52%	2,358
2016	21.939001	26.453221	20.58%	2,369
2015	22.688162	21.939001	-3.30%	2,392
2014	19.866235	22.688162	14.20%	2,389
2013	15.565748	19.866235	27.63%	2,162
2012	13.631589	15.565748	14.19%	2,162
2011	13.991845	13.631589	-2.57%	2,162
2010	11.969492	13.991845	16.90%	2,162
2009	9.385566	11.969492	27.53%	2,162
2008	12.654442	9.385566	-25.83%	2,162
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.104182	12.709605	14.46%	0
2016	9.737612	11.104182	14.03%	0
2015*	10.000000	9.737612	-2.62%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	14.827213	16.565571	11.72%	9,012
2016	14.537422	14.827213	1.99%	9,821
2015	14.945997	14.537422	-2.73%	13,303
2014	14.923860	14.945997	0.15%	13,511
2013	13.275810	14.923860	12.41%	12,851
2012	12.288096	13.275810	8.04%	12,940
2011	12.978965	12.288096	-5.32%	11,248
2010	12.035254	12.978965	7.84%	11,927
2009*	10.000000	12.035254	20.35%	6,227
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.189546	10.720397	5.21%	0
2016	9.192196	10.189546	10.85%	0
2015*	10.000000	9.192196	-8.08%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.831075	9.969194	1.40%	0
2016	9.765557	9.831075	0.67%	0
2015*	10.000000	9.765557	-2.34%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.176426	1.76%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	14.981834	16.451231	9.81%	0
2016	11.632000	14.981834	28.80%	0
2015	12.657171	11.632000	-8.10%	0
2014	12.197325	12.657171	3.77%	0
2013*	10.000000	12.197325	21.97%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.769594	13.303536	13.03%	0
2016	10.397956	11.769594	13.19%	0
2015	10.856344	10.397956	-4.22%	0
2014*	10.000000	10.856344	8.56%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	39.406965	43.521784	10.44%	2,792
2016	31.899888	39.406965	23.53%	2,962
2015	33.242517	31.899888	-4.04%	3,111
2014	32.186213	33.242517	3.28%	3,223
2013	23.280544	32.186213	38.25%	3,145
2012	20.473298	23.280544	13.71%	3,342
2011	20.720623	20.473298	-1.19%	3,749
2010	16.760592	20.720623	23.63%	3,669
2009	13.644443	16.760592	22.84%	0
2008	20.102320	13.644443	-32.13%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	26.136670	31.128111	19.10%	0
2016	23.869921	26.136670	9.50%	0
2015	24.085928	23.869921	-0.90%	0
2014	21.674639	24.085928	11.12%	0
2013	16.749922	21.674639	29.40%	0
2012	14.764267	16.749922	13.45%	0
2011	14.787085	14.764267	-0.15%	0
2010	13.140125	14.787085	12.53%	0
2009	10.610643	13.140125	23.84%	0
2008	17.230487	10.610643	-38.42%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2017	21.975600	27.424124	24.79%	691
2016	20.779660	21.975600	5.76%	726
2015	21.739768	20.779660	-4.42%	763
2014	20.520863	21.739768	5.94%	803
2013	17.286242	20.520863	18.71%	841
2012	15.975323	17.286242	8.21%	875
2011	14.952491	15.975323	6.84%	0
2010	13.228460	14.952491	13.03%	0
2009	11.015450	13.228460	20.09%	0
2008	15.953656	11.015450	-30.95%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2017	21.277433	26.001246	22.20%	0
2016	18.542259	21.277433	14.75%	0
2015	19.360898	18.542259	-4.23%	0
2014	19.448752	19.360898	-0.45%	0
2013	13.355199	19.448752	45.63%	0
2012	11.305454	13.355199	18.13%	0
2011	13.388778	11.305454	-15.56%	0
2010	10.416903	13.388778	28.53%	0
2009	8.430458	10.416903	23.56%	901
2008	13.789376	8.430458	-38.86%	673
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.331401	10.500539	1.64%	0
2016	9.651508	10.331401	7.04%	0
2015	9.921864	9.651508	-2.72%	0
2014	10.041128	9.921864	-1.19%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	13.618165	14.807996	8.74%	0
2016	14.510195	13.618165	-6.15%	0
2015	15.784293	14.510195	-8.07%	0
2014	16.282113	15.784293	-3.06%	0
2013	14.272246	16.282113	14.08%	0
2012	13.203206	14.272246	8.10%	0
2011	14.221336	13.203206	-7.16%	0
2010	12.808384	14.221336	11.03%	0
2009	11.509681	12.808384	11.28%	0
2008	16.656504	11.509681	-30.90%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	13.371465	13.630688	1.94%	1,292
2016	13.144729	13.371465	1.72%	2,165
2015	13.437907	13.144729	-2.18%	2,280
2014	13.213100	13.437907	1.70%	2,403
2013	13.348274	13.213100	-1.01%	2,520
2012	12.413950	13.348274	7.53%	2,628
2011	12.387889	12.413950	0.21%	1,036
2010	11.644119	12.387889	6.39%	0
2009	9.863406	11.644119	18.05%	0
2008	10.859284	9.863406	-9.17%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2017	14.951678	16.570740	10.83%	775
2016	14.460919	14.951678	3.39%	802
2015	14.796984	14.460919	-2.27%	1,452
2014	14.451944	14.796984	2.39%	1,884
2013	12.994518	14.451944	11.22%	10,717
2012	11.853500	12.994518	9.63%	11,327
2011	12.115952	11.853500	-2.17%	13,512
2010	10.956998	12.115952	10.58%	16,373
2009	8.996925	10.956998	21.79%	6,564
2008	12.237236	8.996925	-26.48%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2017	15.597977	17.817867	14.23%	3,715
2016	15.004361	15.597977	3.96%	3,754
2015	15.342047	15.004361	-2.20%	3,779
2014	14.929274	15.342047	2.76%	3,788
2013	13.140604	14.929274	13.61%	3,796
2012	11.829064	13.140604	11.09%	3,804
2011	12.190669	11.829064	-2.97%	3,704
2010	10.852605	12.190669	12.33%	3,711
2009	8.592820	10.852605	26.30%	3,558
2008	13.015105	8.592820	-33.98%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2017	16.353289	19.393080	18.59%	0
2016	15.646468	16.353289	4.52%	0
2015	16.009966	15.646468	-2.27%	0
2014	15.557219	16.009966	2.91%	0
2013	13.042099	15.557219	19.28%	0
2012	11.525200	13.042099	13.16%	0
2011	12.071604	11.525200	-4.53%	0
2010	10.601792	12.071604	13.86%	0
2009	8.225886	10.601792	28.88%	0
2008	13.541827	8.225886	-39.26%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.403804	11.869726	14.09%	0
2016*	10.000000	10.403804	4.04%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	17.039350	16.277352	-4.47%	883
2016	12.989684	17.039350	31.18%	883
2015	16.683154	12.989684	-22.14%	883
2014	19.465593	16.683154	-14.29%	883
2013	15.958849	19.465593	21.97%	883
2012	15.509505	15.958849	2.90%	883
2011	16.651031	15.509505	-6.86%	883
2010	14.222735	16.651031	17.07%	1,676
2009	9.809426	14.222735	44.99%	2,063
2008	21.898425	9.809426	-55.20%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	24.375886	26.980327	10.68%	13,792
2016	21.076366	24.375886	15.66%	14,236
2015	22.401267	21.076366	-5.91%	14,834
2014	21.018038	22.401267	6.58%	14,215
2013	16.735236	21.018038	25.59%	14,684
2012	14.552109	16.735236	15.00%	15,378
2011	14.714425	14.552109	-1.10%	16,814
2010	13.032263	14.714425	12.91%	18,542
2009	10.212523	13.032263	27.61%	3,751
2008	18.176748	10.212523	-43.82%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.228216	12.864962	14.58%	0
2016*	10.000000	11.228216	12.28%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	25.007038	33.125525	32.46%	1,508
2016	25.312028	25.007038	-1.20%	2,013
2015	24.098990	25.312028	5.03%	2,250
2014	22.094915	24.098990	9.07%	2,440
2013	16.535427	22.094915	33.62%	2,664
2012	14.711717	16.535427	12.40%	2,949
2011	14.978073	14.711717	-1.78%	2,875
2010	12.307758	14.978073	21.70%	3,011
2009	9.789375	12.307758	25.73%	3,019
2008	18.910316	9.789375	-48.23%	1,130
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	13.654784	13.952057	2.18%	25,702
2016	13.301694	13.654784	2.65%	23,996
2015	13.654647	13.301694	-2.58%	24,382
2014	13.158621	13.654647	3.77%	24,747
2013	13.675795	13.158621	-3.78%	24,544
2012	13.181320	13.675795	3.75%	21,196
2011	12.533669	13.181320	5.17%	19,455
2010	11.861582	12.533669	5.67%	19,355
2009	10.455436	11.861582	13.45%	9,227
2008	11.023236	10.455436	-5.15%	6,760
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	38.125550	45.153552	18.43%	6,102
2016	34.669062	38.125550	9.97%	6,604
2015	35.870883	34.669062	-3.35%	7,176
2014	34.432944	35.870883	4.18%	7,356
2013	25.793803	34.432944	33.49%	8,143
2012	22.916990	25.793803	12.55%	8,651
2011	26.163996	22.916990	-12.41%	8,732
2010	20.711886	26.163996	26.32%	9,483
2009	15.084376	20.711886	37.31%	7,217
2008	25.422593	15.084376	-40.67%	3,861

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	20.195707	25.793978	27.72%	529
2016	21.697549	20.195707	-6.92%	529
2015	21.379298	21.697549	1.49%	529
2014	23.728933	21.379298	-9.90%	0
2013	18.554195	23.728933	27.89%	0
2012	15.688360	18.554195	18.27%	0
2011	19.317013	15.688360	-18.78%	0
2010	17.425249	19.317013	10.86%	0
2009	14.051348	17.425249	24.01%	0
2008	25.521269	14.051348	-44.94%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017	11.947729	12.181991	1.96%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	30.865947	36.115510	17.01%	0
2016	28.748640	30.865947	7.36%	0
2015	30.225071	28.748640	-4.88%	0
2014	28.882321	30.225071	4.65%	0
2013	22.580709	28.882321	27.91%	0
2012	18.088260	22.580709	24.84%	0
2011	20.239014	18.088260	-10.63%	1,136
2010	16.304818	20.239014	24.13%	1,117
2009	10.559959	16.304818	54.40%	1,141
2008	22.064612	10.559959	-52.14%	1,086
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	12.586187	13.847916	10.02%	1,099
2016	11.317969	12.586187	11.21%	1,099
2015	12.282750	11.317969	-7.85%	3,581
2014	12.155342	12.282750	1.05%	3,581
2013	9.995709	12.155342	21.61%	2,974
2012	8.821565	9.995709	13.31%	2,974
2011	9.118982	8.821565	-3.26%	2,974
2010	8.418116	9.118982	8.33%	5,603
2009	6.578070	8.418116	27.97%	4,567
2008*	10.000000	6.578070	-34.22%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	15.095803	16.267133	7.76%	3,494
2016	13.474340	15.095803	12.03%	3,494
2015	14.755268	13.474340	-8.68%	3,494
2014	14.355460	14.755268	2.79%	3,647
2013	12.823360	14.355460	11.95%	3,647
2012	11.586341	12.823360	10.68%	3,648
2011	11.517649	11.586341	0.60%	3,494
2010	10.404178	11.517649	10.70%	2,572
2009	7.809563	10.404178	33.22%	0
2008	11.299943	7.809563	-30.89%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2017	26.407776	31.281441	18.46%	0
2016	23.161204	26.407776	14.02%	0
2015	24.466302	23.161204	-5.33%	0
2014	22.904150	24.466302	6.82%	0
2013	17.975242	22.904150	27.42%	0
2012	16.341438	17.975242	10.00%	0
2011	15.690609	16.341438	4.15%	0
2010	13.237176	15.690609	18.53%	0
2009	11.481566	13.237176	15.29%	0
2008	16.030637	11.481566	-28.38%	428
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	36.662493	39.859784	8.72%	3,948
2016	28.661334	36.662493	27.92%	3,948
2015	31.498756	28.661334	-9.01%	4,186
2014	31.877872	31.498756	-1.19%	4,183
2013	23.815169	31.877872	33.86%	4,602
2012	20.475326	23.815169	16.31%	4,503
2011	21.653562	20.475326	-5.44%	4,604
2010	17.188036	21.653562	25.98%	4,553
2009	13.545032	17.188036	26.90%	5,588
2008	20.582439	13.545032	-34.19%	2,716
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.493234	11.717292	37.96%	0
2016	7.360283	8.493234	15.39%	722
2015	9.318140	7.360283	-21.01%	1,196
2014*	10.000000	9.318140	-6.82%	1,163
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	20.487734	23.490615	14.66%	785
2016	19.455662	20.487734	5.30%	1,161
2015	21.177287	19.455662	-8.13%	1,206
2014	24.254593	21.177287	-12.69%	1,235
2013	20.075043	24.254593	20.82%	0
2012	17.282333	20.075043	16.16%	0
2011	19.682940	17.282333	-12.20%	0
2010	18.479732	19.682940	6.51%	0
2009	13.724837	18.479732	34.64%	0
2008	23.430527	13.724837	-41.42%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.251671	9.265261	0.15%	0
2016	9.147207	9.251671	1.14%	0
2015	9.728973	9.147207	-5.98%	0
2014	9.724029	9.728973	0.05%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	11.017255	12.244333	11.14%	0
2016	10.746793	11.017255	2.52%	0
2015	11.613836	10.746793	-7.47%	0
2014	11.372017	11.613836	2.13%	0
2013	10.191846	11.372017	11.58%	0
2012*	10.000000	10.191846	1.92%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.938737	10.124128	1.87%	0
2016	10.164440	9.938737	-2.22%	0
2015	10.157686	10.164440	0.07%	0
2014	9.878324	10.157686	2.83%	0
2013*	10.000000	9.878324	-1.22%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	14.480036	18.072700	24.81%	0
2016	14.445873	14.480036	0.24%	0
2015	14.036442	14.445873	2.92%	0
2014	13.207581	14.036442	6.28%	0
2013	9.615981	13.207581	37.35%	0
2012*	10.000000	9.615981	-3.84%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	13.410910	15.107729	12.65%	0
2016	12.061506	13.410910	11.19%	0
2015	12.825380	12.061506	-5.96%	0
2014	12.531340	12.825380	2.35%	0
2013	9.928417	12.531340	26.22%	0
2012*	10.000000	9.928417	-0.72%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.527218	16.234125	20.01%	4,217
2016	13.689158	13.527218	-1.18%	4,217
2015	13.789343	13.689158	-0.73%	4,217
2014	13.032547	13.789343	5.81%	4,217
2013	9.710282	13.032547	34.21%	4,217
2012*	10.000000	9.710282	-2.90%	4,217
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	13.296360	15.451603	16.21%	9,366
2016	13.889249	13.296360	-4.27%	9,366
2015	15.424075	13.889249	-9.95%	10,609
2014	16.571392	15.424075	-6.92%	10,609
2013	13.478931	16.571392	22.94%	10,285
2012	11.512000	13.478931	17.09%	10,285
2011	12.626540	11.512000	-8.83%	10,285
2010	11.825400	12.626540	6.77%	12,240
2009*	10.000000	11.825400	18.25%	7,432

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	12.290364	12.882390	4.82%	0
2016	10.765970	12.290364	14.16%	0
2015	11.720147	10.765970	-8.14%	0
2014	11.705933	11.720147	0.12%	0
2013	10.782323	11.705933	8.57%	0
2012*	10.000000	10.782323	7.82%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	13.107873	16.343191	24.68%	357
2016	12.571862	13.107873	4.26%	389
2015	13.580801	12.571862	-7.43%	396
2014	12.814288	13.580801	5.98%	378
2013	10.037435	12.814288	27.66%	0
2012*	10.000000	10.037435	0.37%	0
Janus Henderson VIT Balanced Portfolio: Service Sharess - Q/NQ
2017	23.101107	26.814348	16.07%	0
2016	22.537022	23.101107	2.50%	0
2015	22.844673	22.537022	-1.35%	0
2014	21.481798	22.844673	6.34%	0
2013	18.250267	21.481798	17.71%	0
2012	16.384652	18.250267	11.39%	0
2011	16.452918	16.384652	-0.41%	0
2010	15.488254	16.452918	6.23%	0
2009	12.552746	15.488254	23.39%	0
2008	15.220939	12.552746	-17.53%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.798941	9.950738	1.55%	0
2016	9.756238	9.798941	0.44%	0
2015*	10.000000	9.756238	-2.44%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	31.645736	40.420567	27.73%	0
2016	31.594142	31.645736	0.16%	0
2015	28.727558	31.594142	9.98%	472
2014	26.956617	28.727558	6.57%	550
2013	20.962185	26.956617	28.60%	570
2012	17.226388	20.962185	21.69%	593
2011	18.840477	17.226388	-8.57%	675
2010	18.009002	18.840477	4.62%	655
2009	12.553269	18.009002	43.46%	624
2008	22.943703	12.553269	-45.29%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	16.320797	23.238659	42.39%	0
2016	14.589746	16.320797	11.86%	0
2015	14.190371	14.589746	2.81%	0
2014	13.208445	14.190371	7.43%	0
2013	9.929462	13.208445	33.02%	0
2012*	10.000000	9.929462	-0.71%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	23.498756	30.201271	28.52%	471
2016	25.635747	23.498756	-8.34%	726
2015	28.611695	25.635747	-10.40%	819
2014	33.130857	28.611695	-13.64%	846
2013	29.506835	33.130857	12.28%	838
2012	26.536056	29.506835	11.20%	853
2011	39.916616	26.536056	-33.52%	0
2010	32.496924	39.916616	22.83%	0
2009	18.470555	32.496924	75.94%	0
2008	39.355413	18.470555	-53.07%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.569707	10.763266	25.60%	0
2016	7.221288	8.569707	18.67%	0
2015	9.193954	7.221288	-21.46%	0
2014	9.812785	9.193954	-6.31%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.944211	10.148188	2.05%	0
2016*	10.000000	9.944211	-0.56%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	13.215531	16.404179	24.13%	141
2016	12.362520	13.215531	6.90%	155
2015	12.858653	12.362520	-3.86%	160
2014	14.148077	12.858653	-9.11%	160
2013	10.196918	14.148077	38.75%	0
2012*	10.000000	10.196918	1.97%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	29.335665	33.824310	15.30%	9,426
2016	26.241671	29.335665	11.79%	9,454
2015	26.960908	26.241671	-2.67%	9,575
2014	24.900646	26.960908	8.27%	9,616
2013	18.690785	24.900646	33.22%	9,483
2012	16.417040	18.690785	13.85%	8,918
2011	16.787166	16.417040	-2.20%	9,091
2010	15.362835	16.787166	9.27%	11,204
2009	12.769555	15.362835	20.31%	11,959
2008	19.324816	12.769555	-33.92%	4,129
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	15.644395	19.494003	24.61%	8,490
2016	15.333259	15.644395	2.03%	8,562
2015	14.678641	15.333259	4.46%	9,057
2014	14.772760	14.678641	-0.64%	9,321
2013	11.780323	14.772760	25.40%	8,967
2012	10.342861	11.780323	13.90%	9,690
2011	10.717202	10.342861	-3.49%	9,617
2010*	10.000000	10.717202	7.17%	9,785

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	10.092905	12.703567	25.87%	0
2016	9.705202	10.092905	3.99%	972
2015*	10.000000	9.705202	-2.95%	1,028
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	12.793045	13.310739	4.05%	0
2016	12.299519	12.793045	4.01%	0
2015	12.623666	12.299519	-2.57%	0
2014	11.944821	12.623666	5.68%	0
2013	12.228538	11.944821	-2.32%	0
2012	11.398966	12.228538	7.28%	0
2011	11.006698	11.398966	3.56%	0
2010	10.483703	11.006698	4.99%	0
2009	9.755312	10.483703	7.47%	0
2008	11.088437	9.755312	-12.02%	4,411
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	22.787047	24.535497	7.67%	0
2016	20.972725	22.787047	8.65%	0
2015	21.600197	20.972725	-2.90%	0
2014	21.367349	21.600197	1.09%	0
2013	23.835104	21.367349	-10.35%	0
2012	20.581468	23.835104	15.81%	0
2011	19.597902	20.581468	5.02%	0
2010	18.176215	19.597902	7.82%	0
2009	14.218283	18.176215	27.84%	0
2008	17.021413	14.218283	-16.47%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.263630	10.243756	10.58%	0
2016	8.200726	9.263630	12.96%	0
2015*	10.000000	8.200726	-17.99%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	16.415371	18.954527	15.47%	0
2016	15.050741	16.415371	9.07%	0
2015	16.501542	15.050741	-8.79%	0
2014	17.149472	16.501542	-3.78%	0
2013	13.231297	17.149472	29.61%	0
2012	10.982532	13.231297	20.48%	0
2011	11.280501	10.982532	-2.64%	0
2010*	10.000000	11.280501	12.81%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	24.372160	25.967473	6.55%	685
2016	20.634332	24.372160	18.11%	720
2015	21.978136	20.634332	-6.11%	756
2014	19.805247	21.978136	10.97%	796
2013	15.309114	19.805247	29.37%	833
2012	13.615559	15.309114	12.44%	868
2011	13.790494	13.615559	-1.27%	0
2010	12.404567	13.790494	11.17%	0
2009*	10.000000	12.404567	24.05%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	14.994535	17.059679	13.77%	110,820
2016	14.000824	14.994535	7.10%	135,612
2015	14.111333	14.000824	-0.78%	145,164
2014	13.679983	14.111333	3.15%	144,557
2013	11.293817	13.679983	21.13%	174,584
2012	9.934130	11.293817	13.69%	178,573
2011	10.017612	9.934130	-0.83%	180,661
2010	9.102112	10.017612	10.06%	152,648
2009	7.506594	9.102112	21.25%	88,160
2008	10.880072	7.506594	-31.01%	1,618
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	11.196015	11.353917	1.41%	40,828
2016	11.100673	11.196015	0.86%	37,320
2015	11.324564	11.100673	-1.98%	33,567
2014	10.979648	11.324564	3.14%	33,380
2013	11.470453	10.979648	-4.28%	33,184
2012	11.122824	11.470453	3.13%	25,112
2011	10.707494	11.122824	3.88%	23,851
2010	10.282254	10.707494	4.14%	16,588
2009	9.331593	10.282254	10.19%	9,492
2008	10.538162	9.331593	-11.45%	245
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	15.379692	19.790944	28.68%	6,263
2016	15.623617	15.379692	-1.56%	6,716
2015	14.925333	15.623617	4.68%	6,753
2014	14.917365	14.925333	0.05%	7,008
2013	11.802543	14.917365	26.39%	7,074
2012	9.839907	11.802543	19.95%	7,628
2011	11.042898	9.839907	-10.89%	8,007
2010	10.098290	11.042898	9.35%	7,333
2009	7.258389	10.098290	39.13%	0
2008	12.039659	7.258389	-39.71%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	15.992791	20.081770	25.57%	16,648
2016	14.924156	15.992791	7.16%	17,841
2015	14.272660	14.924156	4.56%	18,382
2014	13.442503	14.272660	6.18%	19,040
2013	10.556109	13.442503	27.34%	21,689
2012	9.151941	10.556109	15.34%	22,664
2011	9.772798	9.151941	-6.35%	23,707
2010	8.415640	9.772798	16.13%	23,342
2009	6.171929	8.415640	36.35%	8,283
2008	11.260943	6.171929	-45.19%	9,102
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	14.111928	16.906057	19.80%	32,051
2016	12.929086	14.111928	9.15%	35,262
2015	13.017917	12.929086	-0.68%	32,783
2014	12.020395	13.017917	8.30%	34,464
2013	9.200983	12.020395	30.64%	36,349
2012	8.000182	9.200983	15.01%	35,197
2011	8.328583	8.000182	-3.94%	36,292
2010	7.638486	8.328583	9.03%	25,999
2009	5.948820	7.638486	28.40%	13,693
2008	9.776234	5.948820	-39.15%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	25.685564	29.701451	15.63%	2,972
2016	22.234394	25.685564	15.52%	2,987
2015	24.207767	22.234394	-8.15%	4,006
2014	22.619836	24.207767	7.02%	3,904
2013	17.015902	22.619836	32.93%	4,030
2012	14.656457	17.015902	16.10%	3,793
2011	15.307241	14.656457	-4.25%	3,635
2010	13.495264	15.307241	13.43%	3,566
2009	10.708491	13.495264	26.02%	2,044
2008	17.361358	10.708491	-38.32%	1,845
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.368039	10.901347	16.37%	0
2016	9.259011	9.368039	1.18%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	21.017384	22.045955	4.89%	3,519
2016	18.738048	21.017384	12.16%	4,220
2015	19.582429	18.738048	-4.31%	4,313
2014	19.435544	19.582429	0.76%	4,412
2013	18.475098	19.435544	5.20%	2,027
2012	16.415411	18.475098	12.55%	2,113
2011	16.092715	16.415411	2.01%	832
2010	14.475127	16.092715	11.17%	0
2009	10.091024	14.475127	43.45%	0
2008	14.263038	10.091024	-29.25%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	13.826270	16.948707	22.58%	0
2016	12.393340	13.826270	11.56%	0
2015	12.766378	12.393340	-2.92%	0
2014	12.193947	12.766378	4.69%	0
2013	8.646821	12.193947	41.02%	0
2012	7.532982	8.646821	14.79%	0
2011	8.678463	7.532982	-13.20%	0
2010	7.655149	8.678463	13.37%	0
2009	5.093703	7.655149	50.29%	0
2008*	10.000000	5.093703	-49.06%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	15.551262	18.085861	16.30%	8,325
2016	14.374388	15.551262	8.19%	8,337
2015	14.691900	14.374388	-2.16%	8,490
2014	13.531460	14.691900	8.58%	8,529
2013	9.940186	13.531460	36.13%	8,468
2012	9.083641	9.940186	9.43%	7,513
2011	9.557223	9.083641	-4.96%	7,645
2010	7.872447	9.557223	21.40%	7,615
2009	6.103951	7.872447	28.97%	11,133
2008*	10.000000	6.103951	-38.96%	11,918
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	12.802587	15.069736	17.71%	0
2016	12.024315	12.802587	6.47%	0
2015	12.456988	12.024315	-3.47%	0
2014	12.133258	12.456988	2.67%	0
2013	9.537949	12.133258	27.21%	0
2012	8.358114	9.537949	14.12%	0
2011	9.086283	8.358114	-8.01%	0
2010	8.044836	9.086283	12.95%	0
2009	6.337755	8.044836	26.94%	0
2008*	10.000000	6.337755	-36.62%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.475606	13.735159	10.10%	28,808
2016	11.966272	12.475606	4.26%	55,363
2015	12.309826	11.966272	-2.79%	57,168
2014	12.012839	12.309826	2.47%	57,912
2013	10.663756	12.012839	12.65%	58,603
2012	9.773150	10.663756	9.11%	59,290
2011	10.082476	9.773150	-3.07%	55,996
2010	9.294787	10.082476	8.47%	51,741
2009	7.895368	9.294787	17.72%	30,188
2008*	10.000000	7.895368	-21.05%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	12.824306	14.592140	13.79%	106,340
2016	12.161653	12.824306	5.45%	111,420
2015	12.544967	12.161653	-3.06%	122,227
2014	12.195542	12.544967	2.87%	99,642
2013	10.237652	12.195542	19.12%	130,104
2012	9.169449	10.237652	11.65%	172,646
2011	9.665696	9.169449	-5.13%	174,884
2010	8.753321	9.665696	10.42%	188,670
2009	7.175372	8.753321	21.99%	89,651
2008*	10.000000	7.175372	-28.25%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.633920	12.157713	4.50%	89,652
2016	11.318457	11.633920	2.79%	99,710
2015	11.605240	11.318457	-2.47%	100,783
2014	11.430565	11.605240	1.53%	138,696
2013	11.087244	11.430565	3.10%	139,364
2012	10.497989	11.087244	5.61%	103,020
2011	10.535889	10.497989	-0.36%	103,963
2010	10.040691	10.535889	4.93%	15,923
2009	9.042194	10.040691	11.04%	4,048
2008*	10.000000	9.042194	-9.58%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.575105	11.924834	12.76%	0
2016	10.196370	10.575105	3.71%	0
2015	10.843625	10.196370	-5.97%	0
2014	10.792845	10.843625	0.47%	0
2013*	10.000000	10.792845	7.93%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.580763	12.245721	15.74%	0
2016	10.138838	10.580763	4.36%	0
2015	10.848497	10.138838	-6.54%	0
2014	10.930952	10.848497	-0.75%	0
2013*	10.000000	10.930952	9.31%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.681924	14.201272	11.98%	43,680
2016	12.092268	12.681924	4.88%	45,226
2015	12.440261	12.092268	-2.80%	47,745
2014	12.108469	12.440261	2.74%	49,355
2013	10.461468	12.108469	15.74%	50,155
2012	9.476046	10.461468	10.40%	50,956
2011	9.874824	9.476046	-4.04%	51,472
2010	9.024479	9.874824	9.42%	54,148
2009	7.532112	9.024479	19.81%	38,106
2008*	10.000000	7.532112	-24.68%	8,406

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	12.763725	14.807095	16.01%	964
2016	12.073870	12.763725	5.71%	1,060
2015	12.477060	12.073870	-3.23%	1,167
2014	12.145260	12.477060	2.73%	1,270
2013	9.946771	12.145260	22.10%	1,377
2012	8.835604	9.946771	12.58%	1,505
2011	9.433360	8.835604	-6.34%	1,652
2010	8.473381	9.433360	11.33%	81,363
2009	6.813408	8.473381	24.36%	81,855
2008*	10.000000	6.813408	-31.87%	1,709
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.284078	13.262867	7.97%	32,641
2016	11.794839	12.284078	4.15%	33,454
2015	12.134187	11.794839	-2.80%	34,917
2014	11.865930	12.134187	2.26%	35,708
2013	10.857085	11.865930	9.29%	37,806
2012	10.042298	10.857085	8.11%	38,221
2011	10.248492	10.042298	-2.01%	38,636
2010	9.566746	10.248492	7.13%	39,028
2009	8.274211	9.566746	15.62%	28,173
2008*	10.000000	8.274211	-17.26%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	12.022809	12.306712	2.36%	4,947
2016	11.653100	12.022809	3.17%	4,737
2015	11.966029	11.653100	-2.62%	4,714
2014	11.634780	11.966029	2.85%	4,810
2013	12.099576	11.634780	-3.84%	4,809
2012	11.458211	12.099576	5.60%	4,495
2011	10.976951	11.458211	4.38%	4,278
2010	10.463248	10.976951	4.91%	4,443
2009	9.807050	10.463248	6.69%	5,618
2008*	10.000000	9.807050	-1.93%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	12.868367	13.120067	1.96%	1,424
2016	12.674139	12.868367	1.53%	1,424
2015	12.966964	12.674139	-2.26%	1,424
2014	12.583641	12.966964	3.05%	1,424
2013	13.075685	12.583641	-3.76%	1,424
2012	12.424769	13.075685	5.24%	1,424
2011	11.924351	12.424769	4.20%	1,424
2010	11.225826	11.924351	6.22%	1,280
2009	9.812853	11.225826	14.40%	0
2008*	10.000000	9.812853	-1.87%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	11.928364	13.816368	15.83%	0
2016	10.899102	11.928364	9.44%	0
2015	11.455121	10.899102	-4.85%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.472795	12.831831	11.85%	0
2016	10.735192	11.472795	6.87%	0
2015	11.122340	10.735192	-3.48%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	25.641899	35.580349	38.76%	1,235
2016	24.281437	25.641899	5.60%	1,473
2015	29.503519	24.281437	-17.70%	1,596
2014	31.854512	29.503519	-7.38%	1,599
2013	32.283453	31.854512	-1.33%	0
2012	28.087566	32.283453	14.94%	0
2011	36.932972	28.087566	-23.95%	0
2010	32.429811	36.932972	13.89%	0
2009	20.238876	32.429811	60.24%	0
2008	48.966528	20.238876	-58.67%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	12.194796	12.231708	0.30%	6,394
2016	12.320032	12.194796	-1.02%	5,919
2015	12.553135	12.320032	-1.86%	5,883
2014	12.218455	12.553135	2.74%	6,040
2013	12.961773	12.218455	-5.73%	5,985
2012	12.801881	12.961773	1.25%	4,425
2011	12.147918	12.801881	5.38%	4,138
2010	11.800022	12.147918	2.95%	4,312
2009	11.695753	11.800022	0.89%	6,877
2008	11.050957	11.695753	5.83%	6,277
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	9.104895	8.983698	-1.33%	5,484
2016	9.265915	9.104895	-1.74%	4,941
2015	9.430955	9.265915	-1.75%	4,820
2014	9.598934	9.430955	-1.75%	5,311
2013	9.769905	9.598934	-1.75%	5,051
2012	9.944406	9.769905	-1.75%	4,465
2011	10.121033	9.944406	-1.75%	3,401
2010	10.301295	10.121033	-1.75%	3,522
2009	10.480380	10.301295	-1.71%	546
2008	10.452394	10.480380	0.27%	242
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	8.150689	10.176760	24.86%	0
2016	8.243219	8.150689	-1.12%	0
2015	8.669291	8.243219	-4.91%	0
2014	8.887692	8.669291	-2.46%	0
2013	7.694573	8.887692	15.51%	0
2012	6.796997	7.694573	13.21%	0
2011	7.686505	6.796997	-11.57%	0
2010	6.923092	7.686505	11.03%	0
2009	5.443293	6.923092	27.19%	0
2008*	10.000000	5.443293	-45.57%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	9.052425	11.069760	22.29%	0
2016	9.165287	9.052425	-1.23%	0
2015	9.459956	9.165287	-3.11%	0
2014	10.263564	9.459956	-7.83%	0
2013	8.632502	10.263564	18.89%	0
2012	7.432925	8.632502	16.14%	0
2011	8.680525	7.432925	-14.37%	0
2010	8.226406	8.680525	5.52%	0
2009	6.510364	8.226406	26.36%	0
2008	11.644002	6.510364	-44.09%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	24.654450	28.688685	16.36%	0
2016	22.922125	24.654450	7.56%	0
2015	23.565644	22.922125	-2.73%	0
2014	22.846408	23.565644	3.15%	0
2013	18.273978	22.846408	25.02%	0
2012	16.048045	18.273978	13.87%	1,999
2011	17.001736	16.048045	-5.61%	21,508
2010	15.095973	17.001736	12.62%	21,742
2009	12.078766	15.095973	24.98%	21,750
2008	19.466359	12.078766	-37.95%	22,267
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	15.509887	16.935489	9.19%	5,249
2016	14.849467	15.509887	4.45%	25,101
2015	15.140265	14.849467	-1.92%	25,488
2014	14.734335	15.140265	2.75%	38,378
2013	13.221841	14.734335	11.44%	38,878
2012	12.303112	13.221841	7.47%	45,376
2011	12.411964	12.303112	-0.88%	45,949
2010	11.503903	12.411964	7.89%	46,502
2009*	10.000000	11.503903	15.04%	33,750
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	17.892430	20.183589	12.81%	13,245
2016	16.902122	17.892430	5.86%	13,573
2015	17.295177	16.902122	-2.27%	16,260
2014	16.731206	17.295177	3.37%	5,486
2013	14.250979	16.731206	17.40%	5,655
2012	12.922393	14.250979	10.28%	9,582
2011	13.276309	12.922393	-2.67%	9,563
2010	12.061576	13.276309	10.07%	8,930
2009*	10.000000	12.061576	20.62%	2,307

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	13.795851	14.325377	3.84%	3,291
2016	13.466712	13.795851	2.44%	3,361
2015	13.670380	13.466712	-1.49%	3,422
2014	13.392845	13.670380	2.07%	3,478
2013	13.003124	13.392845	3.00%	3,532
2012	12.584001	13.003124	3.33%	12,852
2011	12.442939	12.584001	1.13%	3,630
2010	11.959774	12.442939	4.04%	2,696
2009	11.159036	11.959774	7.18%	138
2008	12.085719	11.159036	-7.67%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.563493	11.835447	12.04%	0
2016	10.170610	10.563493	3.86%	0
2015	10.698535	10.170610	-4.93%	0
2014	10.628092	10.698535	0.66%	0
2013*	10.000000	10.628092	6.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.621510	12.206448	14.92%	0
2016	10.107611	10.621510	5.08%	0
2015	10.711302	10.107611	-5.64%	0
2014	10.716307	10.711302	-0.05%	0
2013*	10.000000	10.716307	7.16%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	19.393791	21.518631	10.96%	36,306
2016	18.422356	19.393791	5.27%	37,406
2015	18.813468	18.422356	-2.08%	31,277
2014	18.205323	18.813468	3.34%	31,543
2013	15.887798	18.205323	14.59%	33,433
2012	14.593590	15.887798	8.87%	34,823
2011	14.858981	14.593590	-1.79%	38,436
2010	13.635381	14.858981	8.97%	36,407
2009	11.649125	13.635381	17.05%	30,147
2008	15.437685	11.649125	-24.54%	1,764
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	22.431504	25.716095	14.64%	13,312
2016	21.044992	22.431504	6.59%	13,751
2015	21.577330	21.044992	-2.47%	13,942
2014	20.924427	21.577330	3.12%	14,205
2013	17.402708	20.924427	20.24%	18,829
2012	15.570810	17.402708	11.76%	20,673
2011	16.191935	15.570810	-3.84%	25,292
2010	14.605638	16.191935	10.86%	33,375
2009	11.950716	14.605638	22.22%	29,392
2008	17.729297	11.950716	-32.59%	16,707

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	16.642354	17.858160	7.31%	12,703
2016	16.024114	16.642354	3.86%	13,026
2015	16.314521	16.024114	-1.78%	13,219
2014	15.853731	16.314521	2.91%	13,400
2013	14.603455	15.853731	8.56%	13,777
2012	13.758057	14.603455	6.14%	12,379
2011	13.719595	13.758057	0.28%	11,648
2010	12.867974	13.719595	6.62%	10,013
2009	11.432441	12.867974	12.56%	5,818
2008	13.696706	11.432441	-16.53%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	22.866170	28.548787	24.85%	9,696
2016	22.523552	22.866170	1.52%	9,698
2015	21.870050	22.523552	2.99%	9,699
2014	20.503983	21.870050	6.66%	9,717
2013	15.312714	20.503983	33.90%	11,928
2012	13.161472	15.312714	16.34%	11,932
2011	13.738189	13.161472	-4.20%	11,657
2010	12.885329	13.738189	6.62%	12,598
2009*	10.000000	12.885329	28.85%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.164984	11.740739	15.50%	0
2016	9.530877	10.164984	6.65%	0
2015	9.923636	9.530877	-3.96%	0
2014*	10.000000	9.923636	-0.76%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.765319	12.872443	19.57%	0
2016	9.956402	10.765319	8.12%	0
2015	10.119435	9.956402	-1.61%	0
2014*	10.000000	10.119435	1.19%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	37.342141	42.480042	13.76%	838
2016	31.594927	37.342141	18.19%	880
2015	32.993849	31.594927	-4.24%	925
2014	30.690390	32.993849	7.51%	973
2013	23.477812	30.690390	30.72%	1,019
2012	20.342486	23.477812	15.41%	1,061
2011	21.244633	20.342486	-4.25%	0
2010	17.133429	21.244633	24.00%	0
2009	12.751660	17.133429	34.36%	0
2008	20.427933	12.751660	-37.58%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	15.110733	15.787057	4.48%	0
2016	14.155154	15.110733	6.75%	0
2015	14.836111	14.155154	-4.59%	701
2014	14.535835	14.836111	2.07%	699
2013	14.962997	14.535835	-2.85%	695
2012	13.568081	14.962997	10.28%	603
2011	13.083288	13.568081	3.71%	561
2010	12.041376	13.083288	8.65%	620
2009	9.853499	12.041376	22.20%	635
2008	12.125745	9.853499	-18.74%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	9.835683	12.131922	23.35%	11,105
2016	10.264111	9.835683	-4.17%	10,965
2015	10.515782	10.264111	-2.39%	11,774
2014	10.849797	10.515782	-3.08%	11,612
2013	9.120622	10.849797	18.96%	11,545
2012	8.036198	9.120622	13.49%	9,473
2011	9.050027	8.036198	-11.20%	9,530
2010	8.093736	9.050027	11.82%	9,271
2009	6.052492	8.093736	33.73%	10,948
2008*	10.000000	6.052492	-39.48%	11,068
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	14.369324	17.300233	20.40%	0
2016	13.930623	14.369324	3.15%	0
2015	14.979570	13.930623	-7.00%	733
2014	16.879954	14.979570	-11.26%	666
2013	14.192942	16.879954	18.93%	0
2012	12.342202	14.192942	15.00%	0
2011	15.028489	12.342202	-17.87%	0
2010	14.444525	15.028489	4.04%	0
2009	11.352016	14.444525	27.24%	0
2008	21.589059	11.352016	-47.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	14.254637	18.190808	27.61%	7,481
2016	14.224750	14.254637	0.21%	8,452
2015	14.038767	14.224750	1.32%	8,547
2014	12.972341	14.038767	8.22%	8,670
2013	9.822877	12.972341	32.06%	8,811
2012	8.608756	9.822877	14.10%	8,226
2011	9.054459	8.608756	-4.92%	8,122
2010	7.988688	9.054459	13.34%	6,906
2009	6.285917	7.988688	27.09%	6,177
2008*	10.000000	6.285917	-37.14%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	14.415780	16.198467	12.37%	0
2016	12.643162	14.415780	14.02%	0
2015	13.326338	12.643162	-5.13%	0
2014	12.303435	13.326338	8.31%	0
2013	9.274032	12.303435	32.67%	0
2012	8.027444	9.274032	15.53%	0
2011	8.700219	8.027444	-7.73%	0
2010	7.854021	8.700219	10.77%	0
2009	6.274075	7.854021	25.18%	0
2008*	10.000000	6.274075	-37.26%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	14.350697	17.981106	25.30%	6,037
2016	13.771644	14.350697	4.20%	7,860
2015	14.065582	13.771644	-2.09%	8,464
2014	13.802708	14.065582	1.90%	8,918
2013	10.135533	13.802708	36.18%	9,249
2012	8.998670	10.135533	12.63%	9,182
2011	9.585284	8.998670	-6.12%	7,532
2010	7.714076	9.585284	24.26%	6,465
2009	6.196535	7.714076	24.49%	7,020
2008*	10.000000	6.196535	-38.03%	3,722
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	18.651519	20.862204	11.85%	4,975
2016	16.142678	18.651519	15.54%	4,938
2015	16.918435	16.142678	-4.59%	5,051
2014	14.715228	16.918435	14.97%	5,104
2013	11.038815	14.715228	33.30%	5,208
2012	9.657332	11.038815	14.31%	4,412
2011	10.062592	9.657332	-4.03%	4,540
2010	8.560970	10.062592	17.54%	4,500
2009	6.678536	8.560970	28.19%	5,376
2008*	10.000000	6.678536	-33.21%	7,564
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	22.946693	28.103221	22.47%	0
2016	21.612703	22.946693	6.17%	0
2015	21.881801	21.612703	-1.23%	0
2014	21.720263	21.881801	0.74%	0
2013	15.357297	21.720263	41.43%	0
2012	13.821797	15.357297	11.11%	0
2011	14.189699	13.821797	-2.59%	0
2010	11.544128	14.189699	22.92%	0
2009	9.238210	11.544128	24.96%	0
2008	17.587905	9.238210	-47.47%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	37.399716	39.963615	6.86%	888
2016	30.302270	37.399716	23.42%	888
2015	32.912037	30.302270	-7.93%	888
2014	31.375631	32.912037	4.90%	888
2013	22.806201	31.375631	37.57%	1,330
2012	19.295405	22.806201	18.19%	1,330
2011	20.771140	19.295405	-7.10%	1,330
2010	16.715464	20.771140	24.26%	1,330
2009	13.517550	16.715464	23.66%	1,330
2008	20.323216	13.517550	-33.49%	1,330
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	33.665525	37.444103	11.22%	2,779
2016	27.960178	33.665525	20.41%	2,779
2015	29.007985	27.960178	-3.61%	2,779
2014	29.361478	29.007985	-1.20%	2,779
2013	21.262124	29.361478	38.09%	3,488
2012	18.781832	21.262124	13.21%	3,488
2011	20.293371	18.781832	-7.45%	3,488
2010	16.526315	20.293371	22.79%	3,488
2009	12.512624	16.526315	32.08%	3,488
2008	20.659969	12.512624	-39.44%	4,819
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	23.207811	27.419352	18.15%	5,931
2016	21.249049	23.207811	9.22%	5,951
2015	21.485335	21.249049	-1.10%	6,056
2014	19.557070	21.485335	9.86%	6,058
2013	15.219252	19.557070	28.50%	6,200
2012	13.606781	15.219252	11.85%	5,455
2011	13.796466	13.606781	-1.37%	5,608
2010	12.402068	13.796466	11.24%	5,587
2009	10.053611	12.402068	23.36%	7,359
2008	17.525749	10.053611	-42.64%	8,006
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	13.418766	13.994583	4.29%	3,347
2016	12.742525	13.418766	5.31%	4,169
2015	13.747681	12.742525	-7.31%	4,278
2014	10.880056	13.747681	26.36%	4,395
2013	10.782698	10.880056	0.90%	4,506
2012	9.495610	10.782698	13.55%	4,608
2011	9.105436	9.495610	4.29%	3,091
2010	7.138633	9.105436	27.55%	2,116
2009	5.567096	7.138633	28.23%	2,113
2008*	10.000000	5.567096	-44.33%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	14.065600	16.753453	19.11%	278
2016	12.850917	14.065600	9.45%	301
2015	12.957639	12.850917	-0.82%	321
2014	11.663193	12.957639	11.10%	316
2013*	10.000000	11.663193	16.63%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	10.086926	10.067388	-0.19%	0
2016	10.016511	10.086926	0.70%	0
2015	10.229826	10.016511	-2.09%	0
2014	10.360863	10.229826	-1.26%	0
2013	10.534295	10.360863	-1.65%	0
2012	10.357453	10.534295	1.71%	0
2011	10.406354	10.357453	-0.47%	0
2010	10.341446	10.406354	0.63%	0
2009	9.826970	10.341446	5.24%	0
2008*	10.000000	9.826970	-1.73%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	14.286741	16.028103	12.19%	0
2016	12.029765	14.286741	18.76%	0
2015	12.872484	12.029765	-6.55%	0
2014	12.531398	12.872484	2.72%	0
2013*	10.000000	12.531398	25.31%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	13.588149	16.384184	20.58%	7,982
2016	13.676995	13.588149	-0.65%	7,991
2015	14.486038	13.676995	-5.58%	7,918
2014	16.051858	14.486038	-9.75%	7,728
2013	13.604035	16.051858	17.99%	7,270
2012	11.581113	13.604035	17.47%	5,907
2011	13.459684	11.581113	-13.96%	5,936
2010	12.881784	13.459684	4.49%	5,658
2009*	10.000000	12.881784	28.82%	7,778
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	29.428104	36.016933	22.39%	0
2016	28.754174	29.428104	2.34%	0
2015	28.978087	28.754174	-0.77%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	9.909771	9.823603	-0.87%	2,786
2016	9.964312	9.909771	-0.55%	2,682
2015	10.123198	9.964312	-1.57%	2,612
2014	10.241052	10.123198	-1.15%	2,784
2013	10.359573	10.241052	-1.14%	2,746
2012	10.080351	10.359573	2.77%	2,622
2011	10.229857	10.080351	-1.46%	2,491
2010	9.889402	10.229857	3.44%	2,527
2009	8.881836	9.889402	11.34%	4,254
2008	10.442362	8.881836	-14.94%	6,281
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	25.153906	29.269864	16.36%	0
2016	23.302573	25.153906	7.94%	177
2015	23.828110	23.302573	-2.21%	287
2014	21.971464	23.828110	8.45%	335
2013	16.251507	21.971464	35.20%	410
2012	14.905135	16.251507	9.03%	516
2011	15.652245	14.905135	-4.77%	482
2010	12.967155	15.652245	20.71%	482
2009	10.042218	12.967155	29.13%	482
2008	16.879012	10.042218	-40.50%	482
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	28.945022	38.769523	33.94%	3,223
2016	29.505521	28.945022	-1.90%	3,669
2015	28.967317	29.505521	1.86%	3,746
2014	28.889338	28.967317	0.27%	3,806
2013	23.154137	28.889338	24.77%	0
2012	19.485172	23.154137	18.83%	0
2011	21.680358	19.485172	-10.13%	0
2010	19.071417	21.680358	13.68%	0
2009	13.929309	19.071417	36.92%	0
2008	23.760837	13.929309	-41.38%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	10.001326	10.419978	4.19%	0
2016	9.578845	10.001326	4.41%	0
2015	9.998625	9.578845	-4.20%	0
2014	9.929325	9.998625	0.70%	0
2013	10.143415	9.929325	-2.11%	0
2012*	10.000000	10.143415	1.43%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.721003	10.834904	24.24%	732
2016	9.123662	8.721003	-4.41%	768
2015	9.006445	9.123662	1.30%	778
2014*	10.000000	9.006445	-9.94%	794

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	25.270018	28.959603	14.60%	5,692
2016	23.108011	25.270018	9.36%	5,717
2015	22.810911	23.108011	1.30%	5,826
2014	21.029962	22.810911	8.47%	5,850
2013	16.284679	21.029962	29.14%	5,984
2012	14.214463	16.284679	14.56%	5,127
2011	14.512770	14.214463	-2.06%	5,328
2010	12.752848	14.512770	13.80%	5,313
2009	10.141101	12.752848	25.75%	6,880
2008	16.818258	10.141101	-39.70%	6,915
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	36.883159	41.280631	11.92%	80
2016	31.900693	36.883159	15.62%	91
2015	34.575949	31.900693	-7.74%	94
2014	31.518440	34.575949	9.70%	90
2013	22.812364	31.518440	38.16%	0
2012	19.732795	22.812364	15.61%	0
2011	20.573839	19.732795	-4.09%	0
2010	17.016614	20.573839	20.90%	0
2009	12.652987	17.016614	34.49%	0
2008	20.773571	12.652987	-39.09%	2,600
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.177430	11.337668	11.40%	0
2016	9.174242	10.177430	10.93%	0
2015	10.282437	9.174242	-10.78%	0
2014	10.418202	10.282437	-1.30%	0
2013	10.592193	10.418202	-1.64%	0
2012*	10.000000	10.592193	5.92%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	9.703224	10.466306	7.86%	0
2016	8.722997	9.703224	11.24%	0
2015	9.093453	8.722997	-4.07%	0
2014	9.127227	9.093453	-0.37%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.698826	11.640547	8.80%	597
2016	10.581627	10.698826	1.11%	597
2015	11.602645	10.581627	-8.80%	597
2014	11.773874	11.602645	-1.45%	597
2013	12.825863	11.773874	-8.20%	597
2012	12.405808	12.825863	3.39%	597
2011	11.646011	12.405808	6.52%	597
2010	10.837712	11.646011	7.46%	2,401
2009*	10.000000	10.837712	8.38%	3,080

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	11.061363	11.004411	-0.51%	16,837
2016	11.112815	11.061363	-0.46%	15,617
2015	11.287188	11.112815	-1.54%	15,439
2014	11.402909	11.287188	-1.01%	15,611
2013	11.633026	11.402909	-1.98%	13,733
2012	11.196933	11.633026	3.89%	11,831
2011	11.282116	11.196933	-0.76%	10,809
2010	10.916941	11.282116	3.35%	11,002
2009*	10.000000	10.916941	9.17%	5,422
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.083914	10.136327	0.52%	0
2016*	10.000000	10.083914	0.84%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.500133	10.813864	2.99%	1,419
2016	10.417511	10.500133	0.79%	1,324
2015	10.567590	10.417511	-1.42%	1,296
2014	10.325496	10.567590	2.34%	1,364
2013	10.729699	10.325496	-3.77%	0
2012	9.973762	10.729699	7.58%	0
2011*	10.000000	9.973762	-0.26%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.230168	12.30%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.319866	13.273406	28.62%	0
2016*	10.000000	10.319866	3.20%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	16.469492	20.483453	24.37%	0
2016	17.183618	16.469492	-4.16%	0
2015	17.465233	17.183618	-1.61%	0
2014	19.068804	17.465233	-8.41%	0
2013	15.154349	19.068804	25.83%	0
2012	12.652021	15.154349	19.78%	0
2011	15.502307	12.652021	-18.39%	0
2010	14.340444	15.502307	8.10%	0
2009	11.711052	14.340444	22.45%	0
2008	21.267332	11.711052	-44.93%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	27.121882	33.925565	25.09%	0
2016	30.916649	27.121882	-12.27%	0
2015	27.978326	30.916649	10.50%	0
2014	21.700606	27.978326	28.93%	0
2013	14.674413	21.700606	47.88%	0
2012	11.401817	14.674413	28.70%	0
2011	10.512665	11.401817	8.46%	0
2010*	10.000000	10.512665	5.13%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.583041	7.303833	-3.68%	0
2016	5.381461	7.583041	40.91%	0
2015	8.252493	5.381461	-34.79%	0
2014	10.414541	8.252493	-20.76%	0
2013	9.610602	10.414541	8.37%	0
2012*	10.000000	9.610602	-3.89%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.735013	7.470975	-3.41%	0
2016	5.477963	7.735013	41.20%	0
2015	8.377851	5.477963	-34.61%	0
2014	10.540980	8.377851	-20.52%	0
2013	9.706281	10.540980	8.60%	0
2012*	10.000000	9.706281	-2.94%	0
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2017	19.057462	25.203261	32.25%	0
2016	19.295935	19.057462	-1.24%	0
2015	19.379173	19.295935	-0.43%	0
2014	18.990479	19.379173	2.05%	0
2013	13.817813	18.990479	37.43%	0
2012	11.682380	13.817813	18.28%	0
2011	12.587558	11.682380	-7.19%	0
2010*	10.000000	12.587558	25.88%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	23.028372	28.477419	23.66%	355
2016	21.752313	23.028372	5.87%	355
2015	22.796945	21.752313	-4.58%	355
2014	23.647102	22.796945	-3.60%	0
2014	23.647102	22.796945	-3.60%	355
2013	16.020725	23.647102	47.60%	355
2012	15.116906	16.020725	5.98%	355
2011	16.126972	15.116906	-6.26%	0
2010	12.947558	16.126972	24.56%	355
2009	8.633268	12.947558	49.97%	353
2008	15.001465	8.633268	-42.45%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	11.199418	12.573729	12.27%	0
2016	11.032759	11.199418	1.51%	0
2015	11.382979	11.032759	-3.08%	0
2014	11.123667	11.382979	2.33%	0
2013	10.119910	11.123667	9.92%	0
2012*	10.000000	10.119910	1.20%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	25.500966	29.700712	16.47%	0
2016	23.378948	25.500966	9.08%	0
2015	23.472602	23.378948	-0.40%	0
2014	21.870950	23.472602	7.32%	0
2013	16.547447	21.870950	32.17%	0
2012	14.372911	16.547447	15.13%	0
2011	13.798212	14.372911	4.17%	0
2010	12.456663	13.798212	10.77%	0
2009	10.540193	12.456663	18.18%	0
2008	18.099119	10.540193	-41.76%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	37.987649	42.099662	10.82%	0
2016	30.997012	37.987649	22.55%	0
2015	33.471122	30.997012	-7.39%	0
2014	31.285815	33.471122	6.98%	0
2013	23.147413	31.285815	35.16%	0
2012	19.897727	23.147413	16.33%	0
2011	22.173624	19.897727	-10.26%	0
2010	17.836941	22.173624	24.31%	0
2009	12.732506	17.836941	40.09%	0
2008	20.180294	12.732506	-36.91%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	12.892415	13.125869	1.81%	0
2016	12.576307	12.892415	2.51%	0
2015	13.130947	12.576307	-4.22%	0
2014	12.944497	13.130947	1.44%	0
2013	14.403095	12.944497	-10.13%	0
2012	13.658916	14.403095	5.45%	0
2011	12.446690	13.658916	9.74%	0
2010	12.057551	12.446690	3.23%	0
2009	11.140577	12.057551	8.23%	0
2008	11.527924	11.140577	-3.36%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2017	24.211787	28.603453	18.14%	0
2016	21.779523	24.211787	11.17%	0
2015	23.581645	21.779523	-7.64%	0
2014	21.377678	23.581645	10.31%	0
2013	16.067909	21.377678	33.05%	0
2012	14.296237	16.067909	12.39%	0
2011	14.153395	14.296237	1.01%	0
2010	12.658137	14.153395	11.81%	0
2009	10.944856	12.658137	15.65%	0
2008	17.076207	10.944856	-35.91%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2017	26.296668	28.786147	9.47%	0
2016	21.820239	26.296668	20.52%	0
2015	22.576840	21.820239	-3.35%	0
2014	19.778824	22.576840	14.15%	0
2013	15.505152	19.778824	27.56%	0
2012	13.585449	15.505152	14.13%	0
2011	13.951568	13.585449	-2.62%	0
2010	11.941104	13.951568	16.84%	0
2009	9.368076	11.941104	27.47%	0
2008	12.637300	9.368076	-25.87%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.094759	12.692383	14.40%	0
2016	9.734290	11.094759	13.98%	0
2015*	10.000000	9.734290	-2.66%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	14.769500	16.492723	11.67%	6,680
2016	14.488185	14.769500	1.94%	6,680
2015	14.902965	14.488185	-2.78%	6,680
2014	14.888462	14.902965	0.10%	6,680
2013	13.251063	14.888462	12.36%	6,680
2012	12.271448	13.251063	7.98%	6,680
2011	12.967969	12.271448	-5.37%	6,680
2010	12.031177	12.967969	7.79%	6,680
2009*	10.000000	12.031177	20.31%	6,680
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.180914	10.705882	5.16%	0
2016	9.189070	10.180914	10.79%	0
2015*	10.000000	9.189070	-8.11%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.822747	9.955696	1.35%	0
2016	9.762234	9.822747	0.62%	0
2015*	10.000000	9.762234	-2.38%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.172992	1.73%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	14.953937	16.412267	9.75%	0
2016	11.616227	14.953937	28.73%	0
2015	12.646434	11.616227	-8.15%	0
2014	12.193183	12.646434	3.72%	0
2013*	10.000000	12.193183	21.93%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.753669	13.278811	12.98%	0
2016	10.389150	11.753669	13.13%	0
2015	10.852666	10.389150	-4.27%	0
2014*	10.000000	10.852666	8.53%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	39.129750	43.193696	10.39%	8,763
2016	31.691551	39.129750	23.47%	8,763
2015	33.042230	31.691551	-4.09%	8,763
2014	32.008588	33.042230	3.23%	8,763
2013	23.163840	32.008588	38.18%	10,296
2012	20.381049	23.163840	13.65%	10,677
2011	20.637735	20.381049	-1.24%	11,052
2010	16.702030	20.637735	23.56%	11,003
2009	13.603687	16.702030	22.78%	8,763
2008	20.052499	13.603687	-32.16%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	25.952768	30.893439	19.04%	0
2016	23.713994	25.952768	9.44%	0
2015	23.940772	23.713994	-0.95%	0
2014	21.554977	23.940772	11.07%	0
2013	16.665914	21.554977	29.34%	0
2012	14.697711	16.665914	13.39%	0
2011	14.727905	14.697711	-0.21%	0
2010	13.094192	14.727905	12.48%	0
2009	10.578942	13.094192	23.78%	0
2008	17.187782	10.578942	-38.45%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2017	21.820989	27.217386	24.73%	184
2016	20.643949	21.820989	5.70%	0
2015	21.608776	20.643949	-4.46%	0
2014	20.407592	21.608776	5.89%	0
2013	17.199580	20.407592	18.65%	0
2012	15.903347	17.199580	8.15%	0
2011	14.892684	15.903347	6.79%	0
2010	13.182244	14.892684	12.98%	0
2009	10.982547	13.182244	20.03%	0
2008	15.914110	10.982547	-30.99%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2017	21.127681	25.805137	22.14%	0
2016	18.421089	21.127681	14.69%	0
2015	19.244175	18.421089	-4.28%	0
2014	19.341347	19.244175	-0.50%	0
2013	13.288198	19.341347	45.55%	0
2012	11.254483	13.288198	18.07%	0
2011	13.335204	11.254483	-15.60%	0
2010	10.380505	13.335204	28.46%	0
2009	8.405272	10.380505	23.50%	0
2008	13.755208	8.405272	-38.89%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.312140	10.475644	1.59%	0
2016	9.638400	10.312140	6.99%	0
2015	9.913430	9.638400	-2.77%	0
2014	10.037700	9.913430	-1.24%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	13.522368	14.696371	8.68%	0
2016	14.415444	13.522368	-6.20%	0
2015	15.689214	14.415444	-8.12%	0
2014	16.192275	15.689214	-3.11%	0
2013	14.200711	16.192275	14.02%	0
2012	13.143735	14.200711	8.04%	0
2011	14.164473	13.143735	-7.21%	0
2010	12.763647	14.164473	10.98%	0
2009	11.475328	12.763647	11.23%	0
2008	16.615252	11.475328	-30.93%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	13.277414	13.527954	1.89%	0
2016	13.058897	13.277414	1.67%	0
2015	13.356958	13.058897	-2.23%	0
2014	13.140188	13.356958	1.65%	494
2013	13.281380	13.140188	-1.06%	488
2012	12.358032	13.281380	7.47%	419
2011	12.338353	12.358032	0.16%	373
2010	11.603463	12.338353	6.33%	396
2009	9.833968	11.603463	17.99%	389
2008	10.832380	9.833968	-9.22%	458

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2017	14.863124	16.464236	10.77%	0
2016	14.382567	14.863124	3.34%	0
2015	14.724310	14.382567	-2.32%	0
2014	14.388304	14.724310	2.34%	0
2013	12.943876	14.388304	11.16%	0
2012	11.813333	12.943876	9.57%	0
2011	12.081026	11.813333	-2.22%	0
2010	10.930971	12.081026	10.52%	0
2009	8.980132	10.930971	21.72%	0
2008	12.220629	8.980132	-26.52%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2017	15.505630	17.703394	14.17%	1,910
2016	14.923107	15.505630	3.90%	1,935
2015	15.266742	14.923107	-2.25%	1,960
2014	14.863553	15.266742	2.71%	1,983
2013	13.089425	14.863553	13.55%	2,005
2012	11.789001	13.089425	11.03%	2,028
2011	12.155562	11.789001	-3.02%	2,300
2010	10.826860	12.155562	12.27%	2,324
2009	8.576795	10.826860	26.23%	255
2008	12.997456	8.576795	-34.01%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2017	16.256438	19.268461	18.53%	0
2016	15.561701	16.256438	4.46%	0
2015	15.931340	15.561701	-2.32%	0
2014	15.488689	15.931340	2.86%	0
2013	12.991258	15.488689	19.22%	0
2012	11.486132	12.991258	13.10%	0
2011	12.036799	11.486132	-4.57%	0
2010	10.576612	12.036799	13.81%	0
2009	8.210542	10.576612	28.82%	0
2008	13.523463	8.210542	-39.29%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.400299	11.859697	14.03%	0
2016*	10.000000	10.400299	4.00%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	16.938404	16.172698	-4.52%	0
2016	12.919284	16.938404	31.11%	0
2015	16.601215	12.919284	-22.18%	0
2014	19.379865	16.601215	-14.34%	0
2013	15.896657	19.379865	21.91%	0
2012	15.456951	15.896657	2.84%	0
2011	16.603040	15.456951	-6.90%	0
2010	14.188948	16.603040	17.01%	0
2009	9.791116	14.188948	44.92%	0
2008	21.868739	9.791116	-55.23%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	24.204327	26.776858	10.63%	0
2016	20.938655	24.204327	15.60%	0
2015	22.266230	20.938655	-5.96%	0
2014	20.901971	22.266230	6.53%	0
2013	16.651302	20.901971	25.53%	0
2012	14.486509	16.651302	14.94%	0
2011	14.655542	14.486509	-1.15%	0
2010	12.986716	14.655542	12.85%	298
2009	10.182016	12.986716	27.55%	298
2008	18.131699	10.182016	-43.84%	299
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.224444	12.854110	14.52%	0
2016*	10.000000	11.224444	12.24%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	24.831087	32.875773	32.40%	116
2016	25.146696	24.831087	-1.26%	0
2015	23.953774	25.146696	4.98%	0
2014	21.972957	23.953774	9.01%	0
2013	16.452529	21.972957	33.55%	0
2012	14.645431	16.452529	12.34%	0
2011	14.918169	14.645431	-1.83%	0
2010	12.264761	14.918169	21.63%	0
2009	9.760134	12.264761	25.66%	0
2008	18.863469	9.760134	-48.26%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	13.558685	13.846828	2.13%	376
2016	13.214778	13.558685	2.60%	0
2015	13.572335	13.214778	-2.63%	0
2014	13.085958	13.572335	3.72%	858
2013	13.607204	13.085958	-3.83%	25,041
2012	13.121907	13.607204	3.70%	22,630
2011	12.483522	13.121907	5.11%	26,681
2010	11.820142	12.483522	5.61%	30,957
2009	10.424222	11.820142	13.39%	35,748
2008	10.995925	10.424222	-5.20%	32,952
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	37.857297	44.813124	18.37%	0
2016	34.442617	37.857297	9.91%	0
2015	35.654732	34.442617	-3.40%	0
2014	34.242892	35.654732	4.12%	0
2013	25.664469	34.242892	33.43%	0
2012	22.813717	25.664469	12.50%	0
2011	26.059334	22.813717	-12.45%	0
2010	20.639521	26.059334	26.26%	0
2009	15.039323	20.639521	37.24%	0
2008	25.359600	15.039323	-40.70%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	20.053574	25.599475	27.66%	0
2016	21.555789	20.053574	-6.97%	0
2015	21.250433	21.555789	1.44%	0
2014	23.597922	21.250433	-9.95%	0
2013	18.461137	23.597922	27.82%	0
2012	15.617635	18.461137	18.21%	0
2011	19.239726	15.617635	-18.83%	0
2010	17.364361	19.239726	10.80%	0
2009	14.009388	17.364361	23.95%	0
2008	25.458055	14.009388	-44.97%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017	11.925450	12.153093	1.91%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	30.648734	35.843171	16.95%	0
2016	28.560823	30.648734	7.31%	0
2015	30.042894	28.560823	-4.93%	0
2014	28.722863	30.042894	4.60%	0
2013	22.467472	28.722863	27.84%	0
2012	18.006731	22.467472	24.77%	0
2011	20.158035	18.006731	-10.67%	0
2010	16.247843	20.158035	24.07%	0
2009	10.528423	16.247843	54.32%	0
2008	22.009961	10.528423	-52.17%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	12.530780	13.779965	9.97%	0
2016	11.273867	12.530780	11.15%	0
2015	12.241120	11.273867	-7.90%	0
2014	12.120317	12.241120	1.00%	0
2013	9.971982	12.120317	21.54%	0
2012	8.805115	9.971982	13.25%	0
2011	9.106611	8.805115	-3.31%	0
2010	8.410983	9.106611	8.27%	0
2009	6.575833	8.410983	27.91%	0
2008*	10.000000	6.575833	-34.24%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	15.014079	16.170860	7.70%	0
2016	13.408196	15.014079	11.98%	0
2015	14.690328	13.408196	-8.73%	0
2014	14.299561	14.690328	2.73%	0
2013	12.779929	14.299561	11.89%	0
2012	11.552993	12.779929	10.62%	0
2011	11.490332	11.552993	0.55%	0
2010	10.384783	11.490332	10.65%	0
2009	7.798968	10.384783	33.16%	0
2008	11.290361	7.798968	-30.92%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2017	26.221961	31.045565	18.40%	0
2016	23.009894	26.221961	13.96%	0
2015	24.318832	23.009894	-5.38%	0
2014	22.777682	24.318832	6.77%	0
2013	17.885091	22.777682	27.36%	0
2012	16.267776	17.885091	9.94%	0
2011	15.627815	16.267776	4.10%	0
2010	13.190899	15.627815	18.47%	306
2009	11.447265	13.190899	15.23%	307
2008	15.990900	11.447265	-28.41%	308
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	36.404455	39.559173	8.67%	0
2016	28.474052	36.404455	27.85%	0
2015	31.308873	28.474052	-9.05%	0
2014	31.701841	31.308873	-1.24%	92
2013	23.695704	31.701841	33.79%	3,133
2012	20.383005	23.695704	16.25%	3,976
2011	21.566888	20.383005	-5.49%	5,807
2010	17.127950	21.566888	25.92%	5,659
2009	13.504549	17.127950	26.83%	7,650
2008	20.531409	13.504549	-34.22%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.481692	11.695442	37.89%	0
2016	7.354013	8.481692	15.33%	0
2015	9.314957	7.354013	-21.05%	0
2014*	10.000000	9.314957	-6.85%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	20.343501	23.313415	14.60%	0
2016	19.328509	20.343501	5.25%	0
2015	21.049607	19.328509	-8.18%	0
2014	24.120649	21.049607	-12.73%	0
2013	19.974342	24.120649	20.76%	0
2012	17.204426	19.974342	16.10%	0
2011	19.604179	17.204426	-12.24%	0
2010	18.415144	19.604179	6.46%	0
2009	13.683828	18.415144	34.58%	0
2008	23.372454	13.683828	-41.45%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.234428	9.243303	0.10%	0
2016	9.134796	9.234428	1.09%	0
2015	9.720722	9.134796	-6.03%	0
2014	9.720720	9.720722	0.00%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.991139	12.209111	11.08%	0
2016	10.726771	10.991139	2.46%	0
2015	11.598103	10.726771	-7.51%	0
2014	11.362390	11.598103	2.07%	0
2013	10.188395	11.362390	11.52%	0
2012*	10.000000	10.188395	1.88%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.920214	10.100125	1.81%	0
2016	10.150643	9.920214	-2.27%	0
2015	10.149062	10.150643	0.02%	0
2014	9.874955	10.149062	2.78%	0
2013*	10.000000	9.874955	-1.25%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	14.445609	18.020594	24.75%	0
2016	14.418844	14.445609	0.19%	0
2015	14.017316	14.418844	2.86%	0
2014	13.196296	14.017316	6.22%	0
2013	9.612666	13.196296	37.28%	79
2012*	10.000000	9.612666	-3.87%	82
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	13.379123	15.064278	12.60%	392
2016	12.039022	13.379123	11.13%	0
2015	12.807989	12.039022	-6.00%	0
2014	12.520708	12.807989	2.29%	0
2013	9.925045	12.520708	26.15%	0
2012*	10.000000	9.925045	-0.75%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.495065	16.187325	19.95%	0
2016	13.663554	13.495065	-1.23%	0
2015	13.770565	13.663554	-0.78%	0
2014	13.021428	13.770565	5.75%	0
2013	9.706928	13.021428	34.15%	0
2012*	10.000000	9.706928	-2.93%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	13.244589	15.383644	16.15%	0
2016	13.842199	13.244589	-4.32%	0
2015	15.379658	13.842199	-10.00%	0
2014	16.532075	15.379658	-6.97%	0
2013	13.453793	16.532075	22.88%	0
2012	11.496395	13.453793	17.03%	0
2011	12.615839	11.496395	-8.87%	0
2010	11.821378	12.615839	6.72%	0
2009*	10.000000	11.821378	18.21%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	12.261216	12.845318	4.76%	0
2016	10.745898	12.261216	14.10%	0
2015	11.704252	10.745898	-8.19%	0
2014	11.696013	11.704252	0.07%	0
2013	10.778669	11.696013	8.51%	0
2012*	10.000000	10.778669	7.79%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	13.076772	16.296147	24.62%	0
2016	12.548403	13.076772	4.21%	0
2015	13.562370	12.548403	-7.48%	0
2014	12.803416	13.562370	5.93%	0
2013	10.034030	12.803416	27.60%	0
2012*	10.000000	10.034030	0.34%	0
Janus Henderson VIT Balanced Portfolio: Service Sharess - Q/NQ
2017	22.938506	26.612117	16.02%	0
2016	22.389760	22.938506	2.45%	0
2015	22.706961	22.389760	-1.40%	0
2014	21.363178	22.706961	6.29%	0
2013	18.158731	21.363178	17.65%	0
2012	16.310797	18.158731	11.33%	0
2011	16.387081	16.310797	-0.47%	0
2010	15.434123	16.387081	6.17%	0
2009	12.515239	15.434123	23.32%	0
2008	15.183189	12.515239	-17.57%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.790637	9.937263	1.50%	0
2016	9.752917	9.790637	0.39%	0
2015*	10.000000	9.752917	-2.47%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	31.423185	40.115966	27.66%	0
2016	31.387885	31.423185	0.11%	0
2015	28.554535	31.387885	9.92%	0
2014	26.807892	28.554535	6.52%	0
2013	20.857130	26.807892	28.53%	0
2012	17.148792	20.857130	21.62%	0
2011	18.765144	17.148792	-8.61%	0
2010	17.946115	18.765144	4.56%	0
2009	12.515803	17.946115	43.39%	0
2008	22.886905	12.515803	-45.31%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	16.282025	23.171680	42.31%	0
2016	14.562470	16.282025	11.81%	0
2015	14.171067	14.562470	2.76%	0
2014	13.197181	14.171067	7.38%	0
2013	9.926040	13.197181	32.96%	0
2012*	10.000000	9.926040	-0.74%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	23.333363	29.973501	28.46%	0
2016	25.468241	23.333363	-8.38%	0
2015	28.439244	25.468241	-10.45%	0
2014	32.947947	28.439244	-13.68%	0
2013	29.358871	32.947947	12.22%	0
2012	26.416467	29.358871	11.14%	0
2011	39.756955	26.416467	-33.56%	0
2010	32.383395	39.756955	22.77%	0
2009	18.415391	32.383395	75.85%	0
2008	39.257929	18.415391	-53.09%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.553702	10.737720	25.53%	0
2016	7.211469	8.553702	18.61%	0
2015	9.186139	7.211469	-21.50%	0
2014	9.809448	9.186139	-6.35%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.940871	10.139627	2.00%	0
2016*	10.000000	9.940871	-0.59%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	13.184204	16.357001	24.07%	0
2016	12.339473	13.184204	6.85%	0
2015	12.841227	12.339473	-3.91%	0
2014	14.136092	12.841227	-9.16%	0
2013	10.193457	14.136092	38.68%	0
2012*	10.000000	10.193457	1.93%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	29.129303	33.569344	15.24%	0
2016	26.070291	29.129303	11.73%	0
2015	26.798471	26.070291	-2.72%	0
2014	24.763227	26.798471	8.22%	319
2013	18.597094	24.763227	33.16%	10,875
2012	16.343084	18.597094	13.79%	12,552
2011	16.720022	16.343084	-2.25%	18,126
2010	15.309174	16.720022	9.22%	18,480
2009	12.731433	15.309174	20.25%	17,064
2008	19.276952	12.731433	-33.96%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	15.591488	19.418232	24.54%	0
2016	15.289156	15.591488	1.98%	0
2015	14.643868	15.289156	4.41%	0
2014	14.745268	14.643868	-0.69%	0
2013	11.764382	14.745268	25.34%	0
2012	10.334130	11.764382	13.84%	0
2011	10.713597	10.334130	-3.54%	0
2010*	10.000000	10.713597	7.14%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	10.083851	12.685729	25.80%	0
2016	9.701430	10.083851	3.94%	0
2015*	10.000000	9.701430	-2.99%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	12.704353	13.211741	3.99%	0
2016	12.220458	12.704353	3.96%	0
2015	12.548898	12.220458	-2.62%	0
2014	11.880123	12.548898	5.63%	0
2013	12.168491	11.880123	-2.37%	0
2012	11.348781	12.168491	7.22%	0
2011	10.963809	11.348781	3.51%	0
2010	10.448159	10.963809	4.94%	0
2009	9.727192	10.448159	7.41%	0
2008	11.062118	9.727192	-12.07%	28,001
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	22.625269	24.348948	7.62%	0
2016	20.834390	22.625269	8.60%	0
2015	21.468648	20.834390	-2.95%	0
2014	21.248033	21.468648	1.04%	0
2013	23.714077	21.248033	-10.40%	0
2012	20.487412	23.714077	15.75%	0
2011	19.518249	20.487412	4.97%	0
2010	18.111557	19.518249	7.77%	0
2009	14.174913	18.111557	27.77%	0
2008	16.978141	14.174913	-16.51%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.255767	10.229866	10.52%	0
2016	8.197927	9.255767	12.90%	0
2015*	10.000000	8.197927	-18.02%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	16.363969	18.885589	15.41%	0
2016	15.011228	16.363969	9.01%	0
2015	16.466602	15.011228	-8.84%	0
2014	17.121874	16.466602	-3.83%	0
2013	13.216730	17.121874	29.55%	0
2012	10.976031	13.216730	20.41%	0
2011	11.279557	10.976031	-2.69%	0
2010*	10.000000	11.279557	12.80%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	24.277290	25.853278	6.49%	187
2016	20.564449	24.277290	18.05%	0
2015	21.914860	20.564449	-6.16%	0
2014	19.758272	21.914860	10.91%	334
2013	15.280576	19.758272	29.30%	1,028
2012	13.597116	15.280576	12.38%	1,075
2011	13.778810	13.597116	-1.32%	1,162
2010	12.400366	13.778810	11.12%	1,145
2009*	10.000000	12.400366	24.00%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	14.913334	16.958699	13.72%	34,582
2016	13.932083	14.913334	7.04%	35,300
2015	14.049200	13.932083	-0.83%	35,965
2014	13.626690	14.049200	3.10%	36,562
2013	11.255546	13.626690	21.07%	36,376
2012	9.905519	11.255546	13.63%	37,006
2011	9.993847	9.905519	-0.88%	48,066
2010	9.085128	9.993847	10.00%	48,642
2009	7.496405	9.085128	21.19%	37,243
2008	10.870847	7.496405	-31.04%	19,969
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	11.135357	11.286691	1.36%	21,571
2016	11.046140	11.135357	0.81%	21,187
2015	11.274673	11.046140	-2.03%	21,568
2014	10.936849	11.274673	3.09%	22,088
2013	11.431553	10.936849	-4.33%	21,189
2012	11.090766	11.431553	3.07%	20,264
2011	10.682066	11.090766	3.83%	29,399
2010	10.263054	10.682066	4.08%	29,236
2009	9.318922	10.263054	10.13%	30,984
2008	10.529215	9.318922	-11.49%	18,415
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	15.296414	19.673801	28.62%	14,810
2016	15.546905	15.296414	-1.61%	14,562
2015	14.859628	15.546905	4.63%	14,562
2014	14.859259	14.859628	0.00%	14,654
2013	11.762560	14.859259	26.33%	14,654
2012	9.811580	11.762560	19.88%	14,660
2011	11.016702	9.811580	-10.94%	14,664
2010	10.079451	11.016702	9.30%	14,658
2009	7.248531	10.079451	39.06%	14,656
2008	12.029430	7.248531	-39.74%	102

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	15.906207	19.962916	25.50%	220
2016	14.850890	15.906207	7.11%	0
2015	14.209820	14.850890	4.51%	0
2014	13.390128	14.209820	6.12%	171
2013	10.520324	13.390128	27.28%	823
2012	9.125578	10.520324	15.28%	863
2011	9.749596	9.125578	-6.40%	919
2010	8.399928	9.749596	16.07%	903
2009	6.163543	8.399928	36.28%	922
2008	11.251384	6.163543	-45.22%	1,237
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	14.042646	16.814519	19.74%	5,876
2016	12.872147	14.042646	9.09%	6,785
2015	12.967199	12.872147	-0.73%	7,309
2014	11.979667	12.967199	8.24%	7,799
2013	9.174469	11.979667	30.58%	7,987
2012	7.981188	9.174469	14.95%	8,966
2011	8.313029	7.981188	-3.99%	22,832
2010	7.628096	8.313029	8.98%	22,979
2009	5.943759	7.628096	28.34%	25,336
2008	9.772893	5.943759	-39.18%	24,199
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	25.504808	29.477479	15.58%	0
2016	22.089138	25.504808	15.46%	0
2015	24.061860	22.089138	-8.20%	0
2014	22.494948	24.061860	6.97%	0
2013	16.930563	22.494948	32.87%	3,560
2012	14.590393	16.930563	16.04%	4,323
2011	15.245979	14.590393	-4.30%	4,890
2010	13.448093	15.245979	13.37%	4,988
2009	10.676501	13.448093	25.96%	329
2008	17.318324	10.676501	-38.35%	978
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.361049	10.887679	16.31%	0
2016	9.256799	9.361049	1.13%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	20.869521	21.879756	4.84%	0
2016	18.615655	20.869521	12.11%	0
2015	19.464422	18.615655	-4.36%	0
2014	19.328266	19.464422	0.70%	0
2013	18.382475	19.328266	5.15%	0
2012	16.341444	18.382475	12.49%	0
2011	16.028346	16.341444	1.95%	0
2010	14.424560	16.028346	11.12%	0
2009	10.060891	14.424560	43.37%	0
2008	14.227700	10.060891	-29.29%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	13.765398	16.865530	22.52%	0
2016	12.345047	13.765398	11.51%	0
2015	12.723102	12.345047	-2.97%	0
2014	12.158791	12.723102	4.64%	0
2013	8.626280	12.158791	40.95%	0
2012	7.518932	8.626280	14.73%	0
2011	8.666687	7.518932	-13.24%	0
2010	7.648644	8.666687	13.31%	0
2009	5.091966	7.648644	50.21%	0
2008*	10.000000	5.091966	-49.08%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	15.482809	17.997105	16.24%	0
2016	14.318384	15.482809	8.13%	0
2015	14.642117	14.318384	-2.21%	0
2014	13.492474	14.642117	8.52%	452
2013	9.916587	13.492474	36.06%	18,812
2012	9.066692	9.916587	9.37%	22,721
2011	9.544246	9.066692	-5.00%	29,781
2010	7.865745	9.544246	21.34%	30,744
2009	6.101864	7.865745	28.91%	38,494
2008*	10.000000	6.101864	-38.98%	40,878
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	12.746293	14.995855	17.65%	0
2016	11.977516	12.746293	6.42%	0
2015	12.414823	11.977516	-3.52%	0
2014	12.098340	12.414823	2.62%	0
2013	9.515335	12.098340	27.15%	0
2012	8.342554	9.515335	14.06%	0
2011	9.073972	8.342554	-8.06%	0
2010	8.038019	9.073972	12.89%	0
2009	6.335598	8.038019	26.87%	0
2008*	10.000000	6.335598	-36.64%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.420720	13.667802	10.04%	0
2016	11.919670	12.420720	4.20%	1,943
2015	12.268131	11.919670	-2.84%	2,113
2014	11.978252	12.268131	2.42%	19,185
2013	10.638464	11.978252	12.59%	19,212
2012	9.754944	10.638464	9.06%	19,239
2011	10.068809	9.754944	-3.12%	40,181
2010	9.286886	10.068809	8.42%	39,980
2009	7.892680	9.286886	17.66%	17,204
2008*	10.000000	7.892680	-21.07%	16,911

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	12.767894	14.520578	13.73%	8,899
2016	12.114297	12.767894	5.40%	9,028
2015	12.502492	12.114297	-3.10%	9,163
2014	12.160437	12.502492	2.81%	9,293
2013	10.213369	12.160437	19.06%	16,125
2012	9.152368	10.213369	11.59%	16,244
2011	9.652592	9.152368	-5.18%	16,679
2010	8.745895	9.652592	10.37%	16,804
2009	7.172940	8.745895	21.93%	1,312
2008*	10.000000	7.172940	-28.27%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.582781	12.098134	4.45%	1,505
2016	11.274425	11.582781	2.74%	1,506
2015	11.565966	11.274425	-2.52%	1,507
2014	11.397682	11.565966	1.48%	4,250
2013	11.060972	11.397682	3.04%	4,253
2012	10.478460	11.060972	5.56%	4,256
2011	10.521626	10.478460	-0.41%	4,258
2010	10.032193	10.521626	4.88%	4,261
2009	9.039133	10.032193	10.99%	4,264
2008*	10.000000	9.039133	-9.61%	4,267
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.555420	11.896590	12.71%	0
2016	10.182550	10.555420	3.66%	0
2015	10.834446	10.182550	-6.02%	0
2014	10.789190	10.834446	0.42%	0
2013*	10.000000	10.789190	7.89%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.561046	12.216704	15.68%	0
2016	10.125079	10.561046	4.31%	0
2015	10.839288	10.125079	-6.59%	0
2014	10.927239	10.839288	-0.80%	0
2013*	10.000000	10.927239	9.27%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.626111	14.131604	11.92%	53,156
2016	12.045159	12.626111	4.82%	53,791
2015	12.398112	12.045159	-2.85%	54,489
2014	12.073604	12.398112	2.69%	55,170
2013	10.436655	12.073604	15.68%	29,522
2012	9.458397	10.436655	10.34%	29,522
2011	9.861439	9.458397	-4.09%	29,819
2010	9.016832	9.861439	9.37%	29,823
2009	7.529554	9.016832	19.75%	5,024
2008*	10.000000	7.529554	-24.70%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	12.707562	14.734467	15.95%	0
2016	12.026843	12.707562	5.66%	0
2015	12.434795	12.026843	-3.28%	0
2014	12.110286	12.434795	2.68%	0
2013	9.923178	12.110286	22.04%	0
2012	8.819139	9.923178	12.52%	0
2011	9.420558	8.819139	-6.38%	0
2010	8.466193	9.420558	11.27%	0
2009	6.811090	8.466193	24.30%	0
2008*	10.000000	6.811090	-31.89%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.230031	13.197817	7.91%	0
2016	11.748907	12.230031	4.10%	0
2015	12.093095	11.748907	-2.85%	0
2014	11.831755	12.093095	2.21%	0
2013	10.831315	11.831755	9.24%	0
2012	10.023566	10.831315	8.06%	0
2011	10.234577	10.023566	-2.06%	0
2010	9.558616	10.234577	7.07%	0
2009	8.271397	9.558616	15.56%	0
2008*	10.000000	8.271397	-17.29%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	11.969939	12.246366	2.31%	0
2016	11.607737	11.969939	3.12%	0
2015	11.925518	11.607737	-2.66%	0
2014	11.601293	11.925518	2.79%	744
2013	12.070883	11.601293	-3.89%	17,462
2012	11.436873	12.070883	5.54%	15,164
2011	10.962081	11.436873	4.33%	19,339
2010	10.454385	10.962081	4.86%	21,930
2009	9.803732	10.454385	6.64%	25,471
2008*	10.000000	9.803732	-1.96%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	12.811782	13.055746	1.90%	0
2016	12.624814	12.811782	1.48%	0
2015	12.923071	12.624814	-2.31%	0
2014	12.547427	12.923071	2.99%	0
2013	13.044692	12.547427	-3.81%	0
2012	12.401645	13.044692	5.19%	0
2011	11.908183	12.401645	4.14%	0
2010	11.216322	11.908183	6.17%	0
2009	9.809519	11.216322	14.34%	0
2008*	10.000000	9.809519	-1.90%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	11.906122	13.783614	15.77%	0
2016	10.884312	11.906122	9.39%	0
2015	11.445404	10.884312	-4.90%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.451402	12.801411	11.79%	0
2016	10.720619	11.451402	6.82%	0
2015	11.112897	10.720619	-3.53%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	25.461436	35.312041	38.69%	0
2016	24.122786	25.461436	5.55%	0
2015	29.325680	24.122786	-17.74%	0
2014	31.678628	29.325680	-7.43%	0
2013	32.121554	31.678628	-1.38%	0
2012	27.960981	32.121554	14.88%	0
2011	36.785246	27.960981	-23.99%	0
2010	32.316511	36.785246	13.83%	0
2009	20.178429	32.316511	60.15%	0
2008	48.845262	20.178429	-58.69%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	12.108969	12.139454	0.25%	0
2016	12.239542	12.108969	-1.07%	0
2015	12.477473	12.239542	-1.91%	0
2014	12.150998	12.477473	2.69%	789
2013	12.896769	12.150998	-5.78%	18,722
2012	12.744186	12.896769	1.20%	16,985
2011	12.099304	12.744186	5.33%	20,342
2010	11.758780	12.099304	2.90%	23,055
2009	11.660809	11.758780	0.84%	29,675
2008	11.023542	11.660809	5.78%	33,259
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	9.040660	8.915789	-1.38%	0
2016	9.205216	9.040660	-1.79%	0
2015	9.373944	9.205216	-1.80%	0
2014	9.545767	9.373944	-1.80%	485
2013	9.720735	9.545767	-1.80%	2,198
2012	9.899405	9.720735	-1.80%	2,002
2011	10.080348	9.899405	-1.80%	4,227
2010	10.265103	10.080348	-1.80%	4,327
2009	10.448876	10.265103	-1.76%	4,951
2008	10.426279	10.448876	0.22%	3,690
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	8.114806	10.126828	24.79%	0
2016	8.211100	8.114806	-1.17%	0
2015	8.639911	8.211100	-4.96%	0
2014	8.862087	8.639911	-2.51%	0
2013	7.676311	8.862087	15.45%	0
2012	6.784317	7.676311	13.15%	0
2011	7.676060	6.784317	-11.62%	0
2010	6.917197	7.676060	10.97%	0
2009	5.441437	6.917197	27.12%	0
2008*	10.000000	5.441437	-45.59%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	9.003411	11.004233	22.22%	538
2016	9.120290	9.003411	-1.28%	0
2015	9.418303	9.120290	-3.16%	0
2014	10.223577	9.418303	-7.88%	0
2013	8.603248	10.223577	18.83%	0
2012	7.411512	8.603248	16.08%	0
2011	8.659907	7.411512	-14.42%	0
2010	8.211043	8.659907	5.47%	0
2009	6.501522	8.211043	26.29%	0
2008	11.634112	6.501522	-44.12%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	24.480921	28.472311	16.30%	0
2016	22.772343	24.480921	7.50%	0
2015	23.423588	22.772343	-2.78%	0
2014	22.720264	23.423588	3.10%	12,764
2013	18.182340	22.720264	24.96%	12,764
2012	15.975717	18.182340	13.81%	12,764
2011	16.933712	15.975717	-5.66%	12,764
2010	15.043224	16.933712	12.57%	18,567
2009	12.042687	15.043224	24.92%	18,569
2008	19.418103	12.042687	-37.98%	18,813
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	15.449516	16.861001	9.14%	5,628
2016	14.799176	15.449516	4.39%	6,118
2015	15.096673	14.799176	-1.97%	6,644
2014	14.699388	15.096673	2.70%	7,165
2013	13.197182	14.699388	11.38%	3,749
2012	12.286428	13.197182	7.41%	0
2011	12.401429	12.286428	-0.93%	0
2010	11.499991	12.401429	7.84%	0
2009*	10.000000	11.499991	15.00%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	17.822756	20.094807	12.75%	0
2016	16.844848	17.822756	5.81%	0
2015	17.245351	16.844848	-2.32%	0
2014	16.691502	17.245351	3.32%	0
2013	14.224401	16.691502	17.34%	0
2012	12.904880	14.224401	10.22%	0
2011	13.265048	12.904880	-2.72%	0
2010	12.057478	13.265048	10.02%	0
2009*	10.000000	12.057478	20.57%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	13.698722	14.217303	3.79%	7,844
2016	13.378693	13.698722	2.39%	7,940
2015	13.587950	13.378693	-1.54%	8,041
2014	13.318874	13.587950	2.02%	6,850
2013	12.937881	13.318874	2.94%	6,938
2012	12.527245	12.937881	3.28%	7,024
2011	12.393105	12.527245	1.08%	7,114
2010	11.917943	12.393105	3.99%	7,202
2009	11.125672	11.917943	7.12%	726
2008	12.055724	11.125672	-7.71%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.543781	11.807374	11.98%	0
2016	10.156788	10.543781	3.81%	0
2015	10.689448	10.156788	-4.98%	0
2014	10.624476	10.689448	0.61%	0
2013*	10.000000	10.624476	6.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.601725	12.177545	14.86%	0
2016	10.093899	10.601725	5.03%	0
2015	10.702217	10.093899	-5.68%	0
2014	10.712665	10.702217	-0.10%	0
2013*	10.000000	10.712665	7.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	19.257328	21.356379	10.90%	5,721
2016	18.302010	19.257328	5.22%	5,804
2015	18.700084	18.302010	-2.13%	5,891
2014	18.104816	18.700084	3.29%	5,975
2013	15.808117	18.104816	14.53%	41,218
2012	14.527801	15.808117	8.81%	50,673
2011	14.799515	14.527801	-1.84%	68,710
2010	13.587725	14.799515	8.92%	80,467
2009	11.614317	13.587725	16.99%	75,847
2008	15.399414	11.614317	-24.58%	75,968
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	22.273646	25.522175	14.58%	0
2016	20.907507	22.273646	6.53%	0
2015	21.447290	20.907507	-2.52%	0
2014	20.808912	21.447290	3.07%	0
2013	17.315454	20.808912	20.18%	20,432
2012	15.500648	17.315454	11.71%	23,282
2011	16.127159	15.500648	-3.88%	26,573
2010	14.554604	16.127159	10.80%	16,151
2009	11.915016	14.554604	22.15%	16,485
2008	17.685357	11.915016	-32.63%	16,410

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	16.525257	17.723504	7.25%	5,590
2016	15.919441	16.525257	3.81%	6,136
2015	16.216208	15.919441	-1.83%	7,029
2014	15.766218	16.216208	2.85%	7,130
2013	14.530234	15.766218	8.51%	7,229
2012	13.696059	14.530234	6.09%	7,325
2011	13.664709	13.696059	0.23%	7,418
2010	12.823011	13.664709	6.56%	11,373
2009	11.398289	12.823011	12.50%	0
2008	13.662752	11.398289	-16.57%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	22.777133	28.423199	24.79%	0
2016	22.447233	22.777133	1.47%	0
2015	21.807049	22.447233	2.94%	0
2014	20.455327	21.807049	6.61%	112
2013	15.284154	20.455327	33.83%	119
2012	13.143632	15.284154	16.29%	125
2011	13.726542	13.143632	-4.25%	137
2010	12.880958	13.726542	6.56%	450
2009*	10.000000	12.880958	28.81%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.152240	11.720081	15.44%	0
2016	9.523759	10.152240	6.60%	0
2015	9.921279	9.523759	-4.01%	0
2014*	10.000000	9.921279	-0.79%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.751822	12.849790	19.51%	0
2016	9.948971	10.751822	8.07%	0
2015	10.117028	9.948971	-1.66%	0
2014*	10.000000	10.117028	1.17%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	37.079358	42.159701	13.70%	0
2016	31.388512	37.079358	18.13%	0
2015	32.794989	31.388512	-4.29%	0
2014	30.520937	32.794989	7.45%	0
2013	23.360061	30.520937	30.65%	0
2012	20.250791	23.360061	15.35%	0
2011	21.159631	20.250791	-4.30%	0
2010	17.073555	21.159631	23.93%	0
2009	12.713568	17.073555	34.29%	0
2008	20.377307	12.713568	-37.61%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	15.004468	15.668083	4.42%	0
2016	14.062748	15.004468	6.70%	0
2015	14.746764	14.062748	-4.64%	0
2014	14.455656	14.746764	2.01%	0
2013	14.888032	14.455656	-2.90%	0
2012	13.506993	14.888032	10.22%	0
2011	13.031001	13.506993	3.65%	0
2010	11.999350	13.031001	8.60%	0
2009	9.824098	11.999350	22.14%	0
2008	12.095722	9.824098	-18.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	9.792425	12.072433	23.28%	0
2016	10.224146	9.792425	-4.22%	0
2015	10.480173	10.224146	-2.44%	0
2014	10.818565	10.480173	-3.13%	424
2013	9.098988	10.818565	18.90%	23,602
2012	8.021231	9.098988	13.44%	26,641
2011	9.037755	8.021231	-11.25%	31,971
2010	8.086870	9.037755	11.76%	30,373
2009	6.050429	8.086870	33.66%	31,612
2008*	10.000000	6.050429	-39.50%	30,612
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	14.269710	17.171596	20.34%	0
2016	13.841080	14.269710	3.10%	0
2015	14.890866	13.841080	-7.05%	0
2014	16.788548	14.890866	-11.30%	213
2013	14.123274	16.788548	18.87%	0
2012	12.287879	14.123274	14.94%	0
2011	14.969960	12.287879	-17.92%	0
2010	14.395582	14.969960	3.99%	0
2009	11.319314	14.395582	27.18%	0
2008	21.537850	11.319314	-47.44%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	14.191906	18.101566	27.55%	0
2016	14.169339	14.191906	0.16%	0
2015	13.991194	14.169339	1.27%	0
2014	12.934965	13.991194	8.17%	202
2013	9.799546	12.934965	32.00%	7,610
2012	8.592706	9.799546	14.04%	8,709
2011	9.042175	8.592706	-4.97%	12,132
2010	7.981912	9.042175	13.28%	12,760
2009	6.283783	7.981912	27.02%	17,906
2008*	10.000000	6.283783	-37.16%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	14.352321	16.118983	12.31%	0
2016	12.593902	14.352321	13.96%	0
2015	13.281183	12.593902	-5.17%	0
2014	12.267987	13.281183	8.26%	0
2013	9.252011	12.267987	32.60%	0
2012	8.012466	9.252011	15.47%	0
2011	8.688406	8.012466	-7.78%	0
2010	7.847341	8.688406	10.72%	0
2009	6.271938	7.847341	25.12%	0
2008*	10.000000	6.271938	-37.28%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	14.287537	17.892890	25.23%	0
2016	13.718002	14.287537	4.15%	0
2015	14.017936	13.718002	-2.14%	0
2014	13.762966	14.017936	1.85%	539
2013	10.111494	13.762966	36.11%	9,771
2012	8.981908	10.111494	12.58%	11,948
2011	9.572291	8.981908	-6.17%	15,815
2010	7.707532	9.572291	24.19%	16,285
2009	6.194427	7.707532	24.43%	16,224
2008*	10.000000	6.194427	-38.06%	13,599
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	18.569436	20.759846	11.80%	0
2016	16.079785	18.569436	15.48%	0
2015	16.861109	16.079785	-4.63%	0
2014	14.672824	16.861109	14.91%	231
2013	11.012612	14.672824	33.24%	11,834
2012	9.639322	11.012612	14.25%	14,722
2011	10.048939	9.639322	-4.08%	19,271
2010	8.553700	10.048939	17.48%	19,224
2009	6.676263	8.553700	28.12%	18,206
2008*	10.000000	6.676263	-33.24%	24,240
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	22.785227	27.891316	22.41%	0
2016	21.471510	22.785227	6.12%	0
2015	21.749917	21.471510	-1.28%	0
2014	21.600360	21.749917	0.69%	0
2013	15.280298	21.600360	41.36%	143
2012	13.759512	15.280298	11.05%	160
2011	14.132927	13.759512	-2.64%	180
2010	11.503780	14.132927	22.85%	180
2009	9.210609	11.503780	24.90%	192
2008	17.544321	9.210609	-47.50%	170

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	37.136550	39.662268	6.80%	0
2016	30.104323	37.136550	23.36%	0
2015	32.713688	30.104323	-7.98%	0
2014	31.202424	32.713688	4.84%	0
2013	22.691833	31.202424	37.51%	0
2012	19.208436	22.691833	18.13%	0
2011	20.688034	19.208436	-7.15%	0
2010	16.657048	20.688034	24.20%	0
2009	13.477173	16.657048	23.59%	0
2008	20.272848	13.477173	-33.52%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	33.428583	37.161708	11.17%	0
2016	27.777485	33.428583	20.34%	0
2015	28.833128	27.777485	-3.66%	0
2014	29.199343	28.833128	-1.25%	62
2013	21.155476	29.199343	38.02%	58
2012	18.697175	21.155476	13.15%	66
2011	20.212173	18.697175	-7.50%	73
2010	16.468562	20.212173	22.73%	70
2009	12.475251	16.468562	32.01%	72
2008	20.608770	12.475251	-39.47%	2,938
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	23.044474	27.212555	18.09%	0
2016	21.110203	23.044474	9.16%	0
2015	21.355817	21.110203	-1.15%	0
2014	19.449084	21.355817	9.80%	261
2013	15.142923	19.449084	28.44%	14,007
2012	13.545453	15.142923	11.79%	15,904
2011	13.741266	13.545453	-1.42%	20,811
2010	12.358728	13.741266	11.19%	21,455
2009	10.023574	12.358728	23.30%	25,253
2008	17.482313	10.023574	-42.66%	29,459
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	13.359676	13.925887	4.24%	0
2016	12.692848	13.359676	5.25%	0
2015	13.701058	12.692848	-7.36%	0
2014	10.848682	13.701058	26.29%	0
2013	10.757084	10.848682	0.85%	0
2012	9.477882	10.757084	13.50%	0
2011	9.093061	9.477882	4.23%	0
2010	7.132550	9.093061	27.49%	0
2009	5.565185	7.132550	28.16%	0
2008*	10.000000	5.565185	-44.35%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	14.039385	16.713738	19.05%	0
2016	12.833474	14.039385	9.40%	0
2015	12.946640	12.833474	-0.87%	0
2014	11.659226	12.946640	11.04%	0
2013*	10.000000	11.659226	16.59%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	10.042521	10.017986	-0.24%	0
2016	9.977485	10.042521	0.65%	0
2015	10.195152	9.977485	-2.14%	0
2014	10.331000	10.195152	-1.31%	0
2013	10.509297	10.331000	-1.70%	392
2012	10.338148	10.509297	1.66%	336
2011	10.392235	10.338148	-0.52%	285
2010	10.332676	10.392235	0.58%	296
2009	9.823638	10.332676	5.18%	273
2008*	10.000000	9.823638	-1.76%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	14.260108	15.990104	12.13%	198
2016	12.013426	14.260108	18.70%	0
2015	12.861546	12.013426	-6.59%	0
2014	12.527139	12.861546	2.67%	0
2013*	10.000000	12.527139	25.27%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	13.535236	16.312102	20.52%	0
2016	13.630656	13.535236	-0.70%	0
2015	14.444317	13.630656	-5.63%	0
2014	16.013771	14.444317	-9.80%	296
2013	13.578670	16.013771	17.93%	16,062
2012	11.565412	13.578670	17.41%	18,694
2011	13.448274	11.565412	-14.00%	22,316
2010	12.877409	13.448274	4.43%	19,998
2009*	10.000000	12.877409	28.77%	24,053
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	29.219140	35.743056	22.33%	0
2016	28.564487	29.219140	2.29%	0
2015	28.801587	28.564487	-0.82%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	9.840098	9.749573	-0.92%	0
2016	9.899264	9.840098	-0.60%	0
2015	10.062229	9.899264	-1.62%	0
2014	10.184536	10.062229	-1.20%	936
2013	10.307634	10.184536	-1.19%	5,559
2012	10.034926	10.307634	2.72%	5,061
2011	10.188937	10.034926	-1.51%	9,480
2010	9.854848	10.188937	3.39%	10,716
2009	8.855318	9.854848	11.29%	17,476
2008	10.416482	8.855318	-14.99%	33,700
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	24.979462	29.052132	16.30%	0
2016	23.152711	24.979462	7.89%	0
2015	23.686915	23.152711	-2.26%	0
2014	21.852392	23.686915	8.40%	0
2013	16.171660	21.852392	35.13%	0
2012	14.839478	16.171660	8.98%	0
2011	15.591222	14.839478	-4.82%	0
2010	12.923170	15.591222	20.65%	0
2009	10.013252	12.923170	29.06%	0
2008	16.838934	10.013252	-40.54%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	28.741356	38.477207	33.87%	0
2016	29.312792	28.741356	-1.95%	0
2015	28.792754	29.312792	1.81%	0
2014	28.729856	28.792754	0.22%	0
2013	23.038040	28.729856	24.71%	0
2012	19.397365	23.038040	18.77%	0
2011	21.593622	19.397365	-10.17%	0
2010	19.004772	21.593622	13.62%	0
2009	13.887705	19.004772	36.85%	0
2008	23.701973	13.887705	-41.41%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	9.980083	10.392570	4.13%	0
2016	9.563364	9.980083	4.36%	0
2015	9.987547	9.563364	-4.25%	0
2014	9.923377	9.987547	0.65%	0
2013	10.142487	9.923377	-2.16%	0
2012*	10.000000	10.142487	1.42%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.709183	10.814716	24.18%	0
2016	9.115919	8.709183	-4.46%	0
2015	9.003381	9.115919	1.25%	0
2014*	10.000000	9.003381	-9.97%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	25.092208	28.741244	14.54%	0
2016	22.957060	25.092208	9.30%	0
2015	22.673431	22.957060	1.25%	0
2014	20.913854	22.673431	8.41%	245
2013	16.203001	20.913854	29.07%	13,168
2012	14.150389	16.203001	14.51%	14,692
2011	14.454684	14.150389	-2.11%	19,847
2010	12.708267	14.454684	13.74%	20,520
2009	10.110795	12.708267	25.69%	22,219
2008	16.776556	10.110795	-39.73%	24,357
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	36.623622	40.969357	11.87%	0
2016	31.692282	36.623622	15.56%	0
2015	34.367562	31.692282	-7.78%	0
2014	31.344434	34.367562	9.64%	0
2013	22.697960	31.344434	38.09%	0
2012	19.643856	22.697960	15.55%	0
2011	20.491527	19.643856	-4.14%	0
2010	16.957145	20.491527	20.84%	0
2009	12.615191	16.957145	34.42%	0
2008	20.722098	12.615191	-39.12%	6,842
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.153309	11.305064	11.34%	0
2016	9.157129	10.153309	10.88%	0
2015	10.268491	9.157129	-10.82%	0
2014	10.409361	10.268491	-1.35%	0
2013	10.588592	10.409361	-1.69%	0
2012*	10.000000	10.588592	5.89%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	9.685138	10.441497	7.81%	0
2016	8.711155	9.685138	11.18%	0
2015	9.085729	8.711155	-4.12%	0
2014	9.124117	9.085729	-0.42%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.657165	11.589335	8.75%	0
2016	10.545781	10.657165	1.06%	0
2015	11.569222	10.545781	-8.85%	0
2014	11.745940	11.569222	-1.50%	0
2013	12.801943	11.745940	-8.25%	0
2012	12.388995	12.801943	3.33%	0
2011	11.636134	12.388995	6.47%	0
2010	10.834026	11.636134	7.40%	0
2009*	10.000000	10.834026	8.34%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	11.018280	10.955988	-0.57%	3,334
2016	11.075154	11.018280	-0.51%	2,861
2015	11.254659	11.075154	-1.59%	2,861
2014	11.375834	11.254659	-1.07%	3,097
2013	11.611314	11.375834	-2.03%	12,748
2012	11.181746	11.611314	3.84%	12,095
2011	11.272539	11.181746	-0.81%	12,909
2010	10.913226	11.272539	3.29%	13,764
2009*	10.000000	10.913226	9.13%	13,089
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.080478	10.127724	0.47%	0
2016*	10.000000	10.080478	0.80%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.469937	10.777277	2.94%	481
2016	10.392814	10.469937	0.74%	0
2015	10.547913	10.392814	-1.47%	0
2014	10.311521	10.547913	2.29%	0
2013	10.720627	10.311521	-3.82%	0
2012	9.970403	10.720627	7.52%	0
2011*	10.000000	9.970403	-0.30%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.226376	12.26%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.317463	13.263587	28.55%	0
2016*	10.000000	10.317463	3.17%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	16.355298	20.331112	24.31%	0
2016	17.073155	16.355298	-4.20%	0
2015	17.361809	17.073155	-1.66%	0
2014	18.965542	17.361809	-8.46%	0
2013	15.079944	18.965542	25.77%	0
2012	12.596327	15.079944	19.72%	0
2011	15.441920	12.596327	-18.43%	0
2010	14.291841	15.441920	8.05%	0
2009	11.677311	14.291841	22.39%	0
2008	21.216886	11.677311	-44.96%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	27.030101	33.793616	25.02%	0
2016	30.827671	27.030101	-12.32%	0
2015	27.912004	30.827671	10.45%	0
2014	21.660182	27.912004	28.86%	0
2013	14.654528	21.660182	47.81%	0
2012	11.392176	14.654528	28.64%	0
2011	10.509110	11.392176	8.40%	0
2010*	10.000000	10.509110	5.09%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.565042	7.282798	-3.73%	0
2016	5.371409	7.565042	40.84%	0
2015	8.241290	5.371409	-34.82%	0
2014	10.405712	8.241290	-20.80%	0
2013	9.607335	10.405712	8.31%	0
2012*	10.000000	9.607335	-3.93%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.716662	7.449469	-3.46%	0
2016	5.467732	7.716662	41.13%	0
2015	8.366467	5.467732	-34.65%	0
2014	10.532019	8.366467	-20.56%	0
2013	9.702966	10.532019	8.54%	0
2012*	10.000000	9.702966	-2.97%	0
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2017	18.994908	25.107799	32.18%	0
2016	19.242363	18.994908	-1.29%	0
2015	19.335217	19.242363	-0.48%	0
2014	18.957058	19.335217	1.99%	0
2013	13.800521	18.957058	37.36%	0
2012	11.673706	13.800521	18.22%	0
2011	12.584611	11.673706	-7.24%	0
2010*	10.000000	12.584611	25.85%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	22.886613	28.287779	23.60%	0
2016	21.629384	22.886613	5.81%	0
2015	22.679656	21.629384	-4.63%	0
2014	23.537434	22.679656	-3.64%	0
2014	23.537434	22.679656	-3.64%	0
2013	15.954536	23.537434	47.53%	0
2012	15.062138	15.954536	5.92%	0
2011	16.076701	15.062138	-6.31%	0
2010	12.913770	16.076701	24.49%	0
2009	8.615146	12.913770	49.90%	0
2008	14.977636	8.615146	-42.48%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	11.172804	12.537474	12.21%	0
2016	11.012140	11.172804	1.46%	0
2015	11.367500	11.012140	-3.13%	0
2014	11.114209	11.367500	2.28%	0
2013	10.116462	11.114209	9.86%	0
2012*	10.000000	10.116462	1.16%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	25.321436	29.476648	16.41%	0
2016	23.226144	25.321436	9.02%	0
2015	23.331079	23.226144	-0.45%	0
2014	21.750161	23.331079	7.27%	0
2013	16.464439	21.750161	32.10%	0
2012	14.308110	16.464439	15.07%	0
2011	13.742989	14.308110	4.11%	0
2010	12.413111	13.742989	10.71%	0
2009	10.508689	12.413111	18.12%	0
2008	18.054232	10.508689	-41.79%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	37.720118	41.781949	10.77%	248
2016	30.794342	37.720118	22.49%	274
2015	33.269220	30.794342	-7.44%	576
2014	31.112937	33.269220	6.93%	3,756
2013	23.031215	31.112937	35.09%	3,821
2012	19.807956	23.031215	16.27%	4,473
2011	22.084830	19.807956	-10.31%	4,972
2010	17.774548	22.084830	24.25%	4,513
2009	12.694437	17.774548	40.02%	4,918
2008	20.130240	12.694437	-36.94%	5,019
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	12.800830	13.025991	1.76%	6,914
2016	12.493311	12.800830	2.46%	6,461
2015	13.050939	12.493311	-4.27%	8,647
2014	12.872186	13.050939	1.39%	13,234
2013	14.329952	12.872186	-10.17%	12,779
2012	13.596485	14.329952	5.39%	11,981
2011	12.396085	13.596485	9.68%	8,501
2010	12.014646	12.396085	3.17%	9,586
2009	11.106590	12.014646	8.18%	9,413
2008	11.498609	11.106590	-3.41%	6,140

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2017	24.041349	28.387690	18.08%	0
2016	21.637181	24.041349	11.11%	0
2015	23.439460	21.637181	-7.69%	0
2014	21.259600	23.439460	10.25%	0
2013	15.987293	21.259600	32.98%	0
2012	14.231776	15.987293	12.34%	0
2011	14.096731	14.231776	0.96%	0
2010	12.613872	14.096731	11.76%	0
2009	10.912153	12.613872	15.59%	0
2008	17.033878	10.912153	-35.94%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2017	26.140946	28.601171	9.41%	525
2016	21.702037	26.140946	20.45%	691
2015	22.465985	21.702037	-3.40%	971
2014	19.691725	22.465985	14.09%	8,957
2013	15.444726	19.691725	27.50%	10,042
2012	13.539412	15.444726	14.07%	11,248
2011	13.911364	13.539412	-2.67%	11,582
2010	11.912745	13.911364	16.78%	8,387
2009	9.350585	11.912745	27.40%	9,293
2008	12.620144	9.350585	-25.91%	8,062
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.085342	12.675176	14.34%	0
2016	9.730969	11.085342	13.92%	0
2015*	10.000000	9.730969	-2.69%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	14.711924	16.420092	11.61%	0
2016	14.439042	14.711924	1.89%	0
2015	14.859989	14.439042	-2.83%	0
2014	14.853093	14.859989	0.05%	0
2013	13.226327	14.853093	12.30%	0
2012	12.254789	13.226327	7.93%	0
2011	12.956952	12.254789	-5.42%	0
2010	12.027073	12.956952	7.73%	0
2009*	10.000000	12.027073	20.27%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.172267	10.691353	5.10%	0
2016	9.185936	10.172267	10.74%	0
2015*	10.000000	9.185936	-8.14%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.814423	9.942216	1.30%	1,020
2016	9.758916	9.814423	0.57%	912
2015*	10.000000	9.758916	-2.41%	874
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.169566	1.70%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	14.926019	16.373310	9.70%	107
2016	11.600441	14.926019	28.67%	185
2015	12.635690	11.600441	-8.19%	126
2014	12.189031	12.635690	3.66%	2,244
2013*	10.000000	12.189031	21.89%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.737699	13.254024	12.92%	0
2016	10.380307	11.737699	13.08%	0
2015	10.848962	10.380307	-4.32%	0
2014*	10.000000	10.848962	8.49%	4,821
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	38.854190	42.867748	10.33%	0
2016	31.484344	38.854190	23.41%	0
2015	32.842926	31.484344	-4.14%	502
2014	31.831718	32.842926	3.18%	1,955
2013	23.047568	31.831718	38.11%	2,050
2012	20.289105	23.047568	13.60%	2,906
2011	20.555092	20.289105	-1.29%	4,951
2010	16.643625	20.555092	23.50%	4,043
2009	13.563037	16.643625	22.71%	1,364
2008	20.002786	13.563037	-32.19%	386
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	25.770073	30.660387	18.98%	310
2016	23.559022	25.770073	9.39%	336
2015	23.796436	23.559022	-1.00%	358
2014	21.435938	23.796436	11.01%	1,096
2013	16.582303	21.435938	29.27%	1,355
2012	14.631439	16.582303	13.33%	1,627
2011	14.668947	14.631439	-0.26%	1,809
2010	13.048410	14.668947	12.42%	1,790
2009	10.547325	13.048410	23.71%	1,827
2008	17.145170	10.547325	-38.48%	1,805
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2017	21.667347	27.012031	24.67%	533
2016	20.508999	21.667347	5.65%	585
2015	21.478467	20.508999	-4.51%	1,147
2014	20.294866	21.478467	5.83%	8,505
2013	17.113277	20.294866	18.59%	12,929
2012	15.831612	17.113277	8.10%	13,204
2011	14.833045	15.831612	6.73%	13,943
2010	13.136134	14.833045	12.92%	12,520
2009	10.949713	13.136134	19.97%	13,623
2008	15.874644	10.949713	-31.02%	11,652

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2017	20.978955	25.610481	22.08%	0
2016	18.300704	20.978955	14.63%	0
2015	19.128157	18.300704	-4.33%	0
2014	19.234554	19.128157	-0.55%	0
2013	13.221548	19.234554	45.48%	0
2012	11.203746	13.221548	18.01%	0
2011	13.281829	11.203746	-15.65%	0
2010	10.344205	13.281829	28.40%	0
2009	8.380150	10.344205	23.44%	0
2008	13.721095	8.380150	-38.93%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.292872	10.450759	1.53%	0
2016	9.625280	10.292872	6.94%	0
2015	9.904984	9.625280	-2.82%	0
2014	10.034262	9.904984	-1.29%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	13.427122	14.585447	8.63%	0
2016	14.321178	13.427122	-6.24%	0
2015	15.594560	14.321178	-8.17%	0
2014	16.102793	15.594560	-3.16%	0
2013	14.129435	16.102793	13.97%	0
2012	13.084441	14.129435	7.99%	0
2011	14.107750	13.084441	-7.25%	0
2010	12.719010	14.107750	10.92%	0
2009	11.441022	12.719010	11.17%	0
2008	16.574035	11.441022	-30.97%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	13.183886	13.425843	1.84%	0
2016	12.973504	13.183886	1.62%	0
2015	13.276380	12.973504	-2.28%	0
2014	13.067579	13.276380	1.60%	2,798
2013	13.214717	13.067579	-1.11%	2,773
2012	12.302288	13.214717	7.42%	2,496
2011	12.288936	12.302288	0.11%	2,315
2010	11.562875	12.288936	6.28%	2,368
2009	9.804553	11.562875	17.93%	2,360
2008	10.805484	9.804553	-9.26%	2,679

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2017	14.775147	16.358477	10.72%	0
2016	14.304701	14.775147	3.29%	0
2015	14.652051	14.304701	-2.37%	0
2014	14.324972	14.652051	2.28%	44,279
2013	12.893469	14.324972	11.10%	44,279
2012	11.773339	12.893469	9.51%	44,279
2011	12.046245	11.773339	-2.27%	44,279
2010	10.905056	12.046245	10.46%	66,621
2009	8.963395	10.905056	21.66%	66,621
2008	12.204072	8.963395	-26.55%	48,461
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2017	15.413830	17.589656	14.12%	0
2016	14.842293	15.413830	3.85%	0
2015	15.191805	14.842293	-2.30%	3,135
2014	14.798126	15.191805	2.66%	3,137
2013	13.038437	14.798126	13.50%	3,139
2012	11.749070	13.038437	10.97%	3,141
2011	12.120556	11.749070	-3.06%	0
2010	10.801171	12.120556	12.22%	0
2009	8.560800	10.801171	26.17%	0
2008	12.979840	8.560800	-34.05%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2017	16.160196	19.144671	18.47%	18,935
2016	15.477431	16.160196	4.41%	17,743
2015	15.853146	15.477431	-2.37%	17,743
2014	15.420521	15.853146	2.81%	3,325
2013	12.940657	15.420521	19.16%	3,325
2012	11.447241	12.940657	13.05%	3,327
2011	12.002147	11.447241	-4.62%	3,330
2010	10.551525	12.002147	13.75%	3,332
2009	8.195231	10.551525	28.75%	3,335
2008	13.505146	8.195231	-39.32%	3,339
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.396806	11.849713	13.97%	0
2016*	10.000000	10.396806	3.97%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	16.838069	16.068729	-4.57%	0
2016	12.849277	16.838069	31.04%	0
2015	16.519684	12.849277	-22.22%	0
2014	19.294532	16.519684	-14.38%	0
2013	15.834717	19.294532	21.85%	0
2012	15.404595	15.834717	2.79%	0
2011	16.555210	15.404595	-6.95%	0
2010	14.155272	16.555210	16.95%	0
2009	9.772843	14.155272	44.84%	0
2008	21.839085	9.772843	-55.25%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	24.033906	26.574823	10.57%	1,953
2016	20.801784	24.033906	15.54%	2,072
2015	22.131963	20.801784	-6.01%	4,848
2014	20.786507	22.131963	6.47%	11,088
2013	16.567748	20.786507	25.46%	12,283
2012	14.421183	16.567748	14.88%	13,477
2011	14.596869	14.421183	-1.20%	15,085
2010	12.941302	14.596869	12.79%	15,081
2009	10.151580	12.941302	27.48%	15,081
2008	18.086735	10.151580	-43.87%	11,174
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.220658	12.843258	14.46%	0
2016*	10.000000	11.220658	12.21%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	24.656166	32.627632	32.33%	159
2016	24.982242	24.656166	-1.31%	222
2015	23.809250	24.982242	4.93%	474
2014	21.851505	23.809250	8.96%	7,438
2013	16.369918	21.851505	33.49%	4,521
2012	14.579335	16.369918	12.28%	4,866
2011	14.858393	14.579335	-1.88%	5,321
2010	12.221840	14.858393	21.57%	3,991
2009	9.730934	12.221840	25.60%	4,263
2008	18.816653	9.730934	-48.29%	3,892
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	13.463234	13.742374	2.07%	1,940
2016	13.128412	13.463234	2.55%	1,831
2015	13.490516	13.128412	-2.68%	12,845
2014	13.013706	13.490516	3.66%	52,630
2013	13.538964	13.013706	-3.88%	54,112
2012	13.062768	13.538964	3.65%	48,895
2011	12.433559	13.062768	5.06%	52,464
2010	11.778830	12.433559	5.56%	65,860
2009	10.393080	11.778830	13.33%	79,617
2008	10.968658	10.393080	-5.25%	67,774
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	37.590820	44.475111	18.31%	896
2016	34.217541	37.590820	9.86%	995
2015	35.439781	34.217541	-3.45%	1,979
2014	34.053791	35.439781	4.07%	7,464
2013	25.535746	34.053791	33.36%	8,013
2012	22.710878	25.535746	12.44%	10,581
2011	25.955059	22.710878	-12.50%	11,062
2010	20.567387	25.955059	26.20%	10,426
2009	14.994381	20.567387	37.17%	12,453
2008	25.296736	14.994381	-40.73%	11,792

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	19.912388	25.406355	27.59%	1,074
2016	21.414890	19.912388	-7.02%	1,189
2015	21.122287	21.414890	1.39%	1,774
2014	23.467574	21.122287	-9.99%	0
2013	18.368513	23.467574	27.76%	0
2012	15.547217	18.368513	18.15%	0
2011	19.162728	15.547217	-18.87%	0
2010	17.303661	19.162728	10.74%	0
2009	13.967521	17.303661	23.88%	0
2008	25.394936	13.967521	-45.00%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017	11.903219	12.124280	1.86%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	30.432943	35.572755	16.89%	0
2016	28.374140	30.432943	7.26%	0
2015	29.861731	28.374140	-4.98%	0
2014	28.564214	29.861731	4.54%	0
2013	22.354752	28.564214	27.78%	0
2012	17.925535	22.354752	24.71%	0
2011	20.077343	17.925535	-10.72%	0
2010	16.191033	20.077343	24.00%	0
2009	10.496953	16.191033	54.25%	0
2008	21.955389	10.496953	-52.19%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	12.475601	13.712315	9.91%	0
2016	11.229923	12.475601	11.09%	0
2015	12.199628	11.229923	-7.95%	0
2014	12.085384	12.199628	0.95%	0
2013	9.948307	12.085384	21.48%	0
2012	8.788696	9.948307	13.19%	0
2011	9.094250	8.788696	-3.36%	0
2010	8.403837	9.094250	8.22%	0
2009	6.573599	8.403837	27.84%	0
2008*	10.000000	6.573599	-34.26%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	14.932768	16.075119	7.65%	0
2016	13.342350	14.932768	11.92%	0
2015	14.625625	13.342350	-8.77%	0
2014	14.243831	14.625625	2.68%	381
2013	12.736606	14.243831	11.83%	573
2012	11.519704	12.736606	10.56%	596
2011	11.463051	11.519704	0.49%	2,334
2010	10.365402	11.463051	10.59%	2,401
2009	7.788371	10.365402	33.09%	2,638
2008	11.280782	7.788371	-30.96%	3,370

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2017	26.037409	30.811433	18.34%	0
2016	22.859555	26.037409	13.90%	0
2015	24.172251	22.859555	-5.43%	0
2014	22.651933	24.172251	6.71%	0
2013	17.795419	22.651933	27.29%	0
2012	16.194475	17.795419	9.89%	0
2011	15.565291	16.194475	4.04%	0
2010	13.144812	15.565291	18.41%	0
2009	11.413078	13.144812	15.17%	0
2008	15.951280	11.413078	-28.45%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	36.148135	39.260695	8.61%	215
2016	28.287927	36.148135	27.79%	226
2015	31.120067	28.287927	-9.10%	591
2014	31.526727	31.120067	-1.29%	5,960
2013	23.576811	31.526727	33.72%	6,020
2012	20.291086	23.576811	16.19%	8,559
2011	21.480554	20.291086	-5.54%	12,475
2010	17.068056	21.480554	25.85%	12,323
2009	13.464186	17.068056	26.77%	16,558
2008	20.480506	13.464186	-34.26%	6,736
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.470166	11.673626	37.82%	0
2016	7.347752	8.470166	15.28%	0
2015	9.311771	7.347752	-21.09%	0
2014*	10.000000	9.311771	-6.88%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	20.200245	23.137498	14.54%	571
2016	19.202150	20.200245	5.20%	601
2015	20.922657	19.202150	-8.22%	2,763
2014	23.987403	20.922657	-12.78%	16,957
2013	19.874113	23.987403	20.70%	0
2012	17.126834	19.874113	16.04%	0
2011	19.525697	17.126834	-12.29%	0
2010	18.350761	19.525697	6.40%	0
2009	13.642936	18.350761	34.51%	0
2008	23.314502	13.642936	-41.48%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.217198	9.221366	0.05%	0
2016	9.122386	9.217198	1.04%	0
2015	9.712457	9.122386	-6.08%	0
2014	9.717412	9.712457	-0.05%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.965055	12.173964	11.03%	0
2016	10.706747	10.965055	2.41%	0
2015	11.582354	10.706747	-7.56%	0
2014	11.352746	11.582354	2.02%	0
2013	10.184936	11.352746	11.47%	0
2012*	10.000000	10.184936	1.85%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.901715	10.076177	1.76%	0
2016	10.136856	9.901715	-2.32%	0
2015	10.140438	10.136856	-0.04%	0
2014	9.871599	10.140438	2.72%	0
2013*	10.000000	9.871599	-1.28%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	14.411286	17.968655	24.68%	0
2016	14.391896	14.411286	0.13%	0
2015	13.998245	14.391896	2.81%	0
2014	13.185054	13.998245	6.17%	855
2013	9.609358	13.185054	37.21%	855
2012*	10.000000	9.609358	-3.91%	856
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	13.347388	15.020917	12.54%	0
2016	12.016567	13.347388	11.07%	0
2015	12.790618	12.016567	-6.05%	0
2014	12.510093	12.790618	2.24%	0
2013	9.921681	12.510093	26.09%	0
2012*	10.000000	9.921681	-0.78%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.462987	16.140660	19.89%	0
2016	13.638004	13.462987	-1.28%	0
2015	13.751814	13.638004	-0.83%	0
2014	13.010319	13.751814	5.70%	233
2013	9.703580	13.010319	34.08%	270
2012*	10.000000	9.703580	-2.96%	519
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	13.193008	15.315958	16.09%	0
2016	13.795294	13.193008	-4.37%	0
2015	15.335356	13.795294	-10.04%	0
2014	16.492857	15.335356	-7.02%	0
2013	13.428712	16.492857	22.82%	0
2012	11.480811	13.428712	16.97%	0
2011	12.605139	11.480811	-8.92%	0
2010	11.817371	12.605139	6.67%	0
2009*	10.000000	11.817371	18.17%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	12.232137	12.808340	4.71%	0
2016	10.725849	12.232137	14.04%	0
2015	11.688376	10.725849	-8.23%	0
2014	11.686094	11.688376	0.02%	0
2013	10.775009	11.686094	8.46%	0
2012*	10.000000	10.775009	7.75%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	13.045758	16.249240	24.56%	470
2016	12.525006	13.045758	4.16%	550
2015	13.543971	12.525006	-7.52%	600
2014	12.792552	13.543971	5.87%	348
2013	10.030618	12.792552	27.54%	0
2012*	10.000000	10.030618	0.31%	0
Janus Henderson VIT Balanced Portfolio: Service Sharess - Q/NQ
2017	22.777047	26.411377	15.96%	0
2016	22.243452	22.777047	2.40%	0
2015	22.570075	22.243452	-1.45%	0
2014	21.245212	22.570075	6.24%	0
2013	18.067655	21.245212	17.59%	0
2012	16.237268	18.067655	11.27%	0
2011	16.321490	16.237268	-0.52%	0
2010	15.380173	16.321490	6.12%	0
2009	12.477840	15.380173	23.26%	0
2008	15.145534	12.477840	-17.61%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.782323	9.923786	1.45%	1,023
2016	9.749595	9.782323	0.34%	915
2015*	10.000000	9.749595	-2.50%	874
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	31.201879	39.813229	27.60%	0
2016	31.182661	31.201879	0.06%	0
2015	28.382291	31.182661	9.87%	398
2014	26.659761	28.382291	6.46%	2,523
2013	20.752441	26.659761	28.47%	2,963
2012	17.071424	20.752441	21.56%	5,033
2011	18.689987	17.071424	-8.66%	6,142
2010	17.883341	18.689987	4.51%	4,802
2009	12.478366	17.883341	43.31%	4,616
2008	22.830114	12.478366	-45.34%	3,815
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	16.243323	23.104895	42.24%	0
2016	14.535235	16.243323	11.75%	0
2015	14.151760	14.535235	2.71%	0
2014	13.185918	14.151760	7.32%	0
2013	9.922620	13.185918	32.89%	0
2012*	10.000000	9.922620	-0.77%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	23.169063	29.747361	28.39%	0
2016	25.301766	23.169063	-8.43%	0
2015	28.267752	25.301766	-10.49%	0
2014	32.765980	28.267752	-13.73%	0
2013	29.211587	32.765980	12.17%	0
2012	26.297382	29.211587	11.08%	0
2011	39.597895	26.297382	-33.59%	0
2010	32.270233	39.597895	22.71%	0
2009	18.360385	32.270233	75.76%	0
2008	39.160687	18.360385	-53.12%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.537743	10.712253	25.47%	0
2016	7.201666	8.537743	18.55%	0
2015	9.178344	7.201666	-21.54%	0
2014	9.806114	9.178344	-6.40%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.937525	10.131071	1.95%	0
2016*	10.000000	9.937525	-0.62%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	13.152922	16.309904	24.00%	0
2016	12.316446	13.152922	6.79%	0
2015	12.823797	12.316446	-3.96%	0
2014	14.124104	12.823797	-9.21%	0
2013	10.189999	14.124104	38.61%	0
2012*	10.000000	10.189999	1.90%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	28.924180	33.316037	15.18%	1,444
2016	25.899872	28.924180	11.68%	1,619
2015	26.636851	25.899872	-2.77%	2,991
2014	24.626427	26.636851	8.16%	8,240
2013	18.503779	24.626427	33.09%	9,450
2012	16.269377	18.503779	13.73%	12,849
2011	16.653081	16.269377	-2.30%	22,095
2010	15.255643	16.653081	9.16%	23,546
2009	12.693375	15.255643	20.19%	26,381
2008	19.229140	12.693375	-33.99%	3,635
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	15.538673	19.342636	24.48%	971
2016	15.245104	15.538673	1.93%	1,461
2015	14.609121	15.245104	4.35%	1,214
2014	14.717782	14.609121	-0.74%	7,352
2013	11.748430	14.717782	25.27%	2,865
2012	10.325388	11.748430	13.78%	2,792
2011	10.709979	10.325388	-3.59%	2,748
2010*	10.000000	10.709979	7.10%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	10.074808	12.667937	25.74%	0
2016	9.697648	10.074808	3.89%	0
2015*	10.000000	9.697648	-3.02%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	12.616279	13.113488	3.94%	0
2016	12.141894	12.616279	3.91%	0
2015	12.474581	12.141894	-2.67%	657
2014	11.815778	12.474581	5.58%	3,444
2013	12.108751	11.815778	-2.42%	3,665
2012	11.298831	12.108751	7.17%	4,076
2011	10.921086	11.298831	3.46%	4,141
2010	10.412737	10.921086	4.88%	4,473
2009	9.699151	10.412737	7.36%	4,771
2008	11.035849	9.699151	-12.11%	27,566
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	22.464555	24.163726	7.56%	0
2016	20.696904	22.464555	8.54%	0
2015	21.337848	20.696904	-3.00%	0
2014	21.129343	21.337848	0.99%	0
2013	23.593642	21.129343	-10.44%	0
2012	20.393775	23.593642	15.69%	0
2011	19.438922	20.393775	4.91%	0
2010	18.047123	19.438922	7.71%	0
2009	14.131677	18.047123	27.71%	0
2008	16.934984	14.131677	-16.55%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.247919	10.216004	10.47%	0
2016	8.195129	9.247919	12.85%	0
2015*	10.000000	8.195129	-18.05%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	16.312693	18.816861	15.35%	0
2016	14.971781	16.312693	8.96%	0
2015	16.431706	14.971781	-8.88%	0
2014	17.094293	16.431706	-3.88%	0
2013	13.202155	17.094293	29.48%	0
2012	10.969534	13.202155	20.35%	0
2011	11.278617	10.969534	-2.74%	0
2010*	10.000000	11.278617	12.79%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	24.182718	25.739490	6.44%	1,466
2016	20.494743	24.182718	17.99%	2,069
2015	21.851711	20.494743	-6.21%	6,271
2014	19.711374	21.851711	10.86%	28,704
2013	15.252060	19.711374	29.24%	32,310
2012	13.578667	15.252060	12.32%	39,991
2011	13.767110	13.578667	-1.37%	43,533
2010	12.396141	13.767110	11.06%	48,992
2009*	10.000000	12.396141	23.96%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	14.832538	16.858262	13.66%	130,010
2016	13.863636	14.832538	6.99%	107,263
2015	13.987301	13.863636	-0.88%	107,890
2014	13.573557	13.987301	3.05%	131,517
2013	11.217368	13.573557	21.00%	137,182
2012	9.876964	11.217368	13.57%	139,288
2011	9.970101	9.876964	-0.93%	159,387
2010	9.068158	9.970101	9.95%	165,916
2009	7.486222	9.068158	21.13%	159,007
2008	10.861614	7.486222	-31.08%	133,920
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	11.075063	11.219869	1.31%	110,006
2016	10.991903	11.075063	0.76%	89,375
2015	11.225029	10.991903	-2.08%	88,470
2014	10.894232	11.225029	3.04%	137,550
2013	11.392820	10.894232	-4.38%	150,943
2012	11.058827	11.392820	3.02%	151,353
2011	10.656705	11.058827	3.77%	149,433
2010	10.243901	10.656705	4.03%	152,946
2009	9.306266	10.243901	10.08%	146,140
2008	10.520262	9.306266	-11.54%	124,227
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	15.213557	19.557310	28.55%	1,400
2016	15.470543	15.213557	-1.66%	1,858
2015	14.794166	15.470543	4.57%	4,850
2014	14.801329	14.794166	-0.05%	11,291
2013	11.722659	14.801329	26.26%	11,583
2012	9.783291	11.722659	19.82%	12,719
2011	10.990536	9.783291	-10.98%	13,163
2010	10.060622	10.990536	9.24%	14,266
2009	7.238672	10.060622	38.98%	13,816
2008	12.019214	7.238672	-39.77%	10,985

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	15.819977	19.844631	25.44%	1,590
2016	14.777877	15.819977	7.05%	2,382
2015	14.147165	14.777877	4.46%	7,658
2014	13.337885	14.147165	6.07%	22,637
2013	10.484616	13.337885	27.21%	29,050
2012	9.099247	10.484616	15.23%	32,125
2011	9.726409	9.099247	-6.45%	34,705
2010	8.384221	9.726409	16.01%	39,597
2009	6.155155	8.384221	36.21%	40,778
2008	11.241811	6.155155	-45.25%	35,976
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	13.973703	16.723477	19.68%	76,249
2016	12.815446	13.973703	9.04%	74,591
2015	12.916650	12.815446	-0.78%	75,071
2014	11.939049	12.916650	8.19%	109,244
2013	9.148015	11.939049	30.51%	130,409
2012	7.962252	9.148015	14.89%	171,519
2011	8.297526	7.962252	-4.04%	188,020
2010	7.617747	8.297526	8.92%	193,130
2009	5.938710	7.617747	28.27%	182,341
2008	9.769577	5.938710	-39.21%	151,928
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	25.325198	29.255036	15.52%	212
2016	21.944724	25.325198	15.40%	291
2015	23.916739	21.944724	-8.25%	1,793
2014	22.370662	23.916739	6.91%	6,021
2013	16.845598	22.370662	32.80%	7,227
2012	14.524582	16.845598	15.98%	9,211
2011	15.184938	14.524582	-4.35%	14,308
2010	13.401074	15.184938	13.31%	14,252
2009	10.644586	13.401074	25.90%	10,264
2008	17.275388	10.644586	-38.38%	9,828
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.354063	10.874037	16.25%	0
2016	9.254592	9.354063	1.07%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	20.722613	21.714704	4.79%	0
2016	18.494009	20.722613	12.05%	0
2015	19.347083	18.494009	-4.41%	0
2014	19.221536	19.347083	0.65%	0
2013	18.290277	19.221536	5.09%	0
2012	16.267785	18.290277	12.43%	0
2011	15.964206	16.267785	1.90%	0
2010	14.374149	15.964206	11.06%	0
2009	10.030824	14.374149	43.30%	0
2008	14.192415	10.030824	-29.32%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	13.704770	16.782731	22.46%	427
2016	12.296924	13.704770	11.45%	488
2015	12.679965	12.296924	-3.02%	1,246
2014	12.123743	12.679965	4.59%	5,210
2013	8.605792	12.123743	40.88%	5,535
2012	7.504897	8.605792	14.67%	6,757
2011	8.654916	7.504897	-13.29%	7,294
2010	7.642153	8.654916	13.25%	6,482
2009	5.090232	7.642153	50.13%	6,527
2008*	10.000000	5.090232	-49.10%	6,118
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	15.414680	17.908821	16.18%	487
2016	14.262614	15.414680	8.08%	542
2015	14.592506	14.262614	-2.26%	2,557
2014	13.453603	14.592506	8.47%	13,261
2013	9.893050	13.453603	35.99%	15,886
2012	9.049793	9.893050	9.32%	23,109
2011	9.531298	9.049793	-5.05%	38,047
2010	7.859069	9.531298	21.28%	36,922
2009	6.099785	7.859069	28.84%	54,301
2008*	10.000000	6.099785	-39.00%	58,725
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	12.690112	14.922184	17.59%	0
2016	11.930791	12.690112	6.36%	0
2015	12.372699	11.930791	-3.57%	0
2014	12.063438	12.372699	2.56%	0
2013	9.492713	12.063438	27.08%	0
2012	8.326964	9.492713	14.00%	0
2011	9.061628	8.326964	-8.11%	0
2010	8.031170	9.061628	12.83%	0
2009	6.333434	8.031170	26.81%	0
2008*	10.000000	6.333434	-36.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.366016	13.600705	9.98%	229,546
2016	11.873210	12.366016	4.15%	261,921
2015	12.226538	11.873210	-2.89%	334,693
2014	11.943715	12.226538	2.37%	488,346
2013	10.613196	11.943715	12.54%	354,853
2012	9.736744	10.613196	9.00%	434,241
2011	10.055121	9.736744	-3.17%	401,511
2010	9.278998	10.055121	8.36%	411,540
2009	7.889996	9.278998	17.60%	415,419
2008*	10.000000	7.889996	-21.10%	240,947

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	12.711701	14.449331	13.67%	53,393
2016	12.067114	12.711701	5.34%	54,455
2015	12.460139	12.067114	-3.15%	151,722
2014	12.125412	12.460139	2.76%	511,326
2013	10.189136	12.125412	19.00%	574,634
2012	9.135318	10.189136	11.54%	620,742
2011	9.639496	9.135318	-5.23%	636,279
2010	8.738475	9.639496	10.31%	667,460
2009	7.170498	8.738475	21.87%	659,717
2008*	10.000000	7.170498	-28.30%	486,252
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.531730	12.038694	4.40%	9,405
2016	11.230442	11.531730	2.68%	9,595
2015	11.526726	11.230442	-2.57%	10,220
2014	11.364802	11.526726	1.42%	6,769
2013	11.034695	11.364802	2.99%	6,772
2012	10.458904	11.034695	5.51%	12,946
2011	10.507326	10.458904	-0.46%	7,391
2010	10.023671	10.507326	4.83%	7,513
2009	9.036060	10.023671	10.93%	11,245
2008*	10.000000	9.036060	-9.64%	6,316
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.535710	11.868360	12.65%	7,721
2016	10.168701	10.535710	3.61%	0
2015	10.825224	10.168701	-6.06%	0
2014	10.785501	10.825224	0.37%	0
2013*	10.000000	10.785501	7.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.541352	12.187738	15.62%	0
2016	10.111330	10.541352	4.25%	0
2015	10.830091	10.111330	-6.64%	0
2014	10.923528	10.830091	-0.86%	0
2013*	10.000000	10.923528	9.24%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.570532	14.062253	11.87%	54,026
2016	11.998225	12.570532	4.77%	64,524
2015	12.356083	11.998225	-2.90%	86,296
2014	12.038799	12.356083	2.64%	186,542
2013	10.411868	12.038799	15.63%	191,284
2012	9.440750	10.411868	10.29%	189,140
2011	9.848044	9.440750	-4.14%	194,756
2010	9.009172	9.848044	9.31%	193,727
2009	7.526994	9.009172	19.69%	190,685
2008*	10.000000	7.526994	-24.73%	127,318

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	12.651615	14.662144	15.89%	39,793
2016	11.979975	12.651615	5.61%	39,796
2015	12.392648	11.979975	-3.33%	47,524
2014	12.075388	12.392648	2.63%	28,223
2013	9.899609	12.075388	21.98%	18,307
2012	8.802675	9.899609	12.46%	18,309
2011	9.407764	8.802675	-6.43%	30,839
2010	8.458991	9.407764	11.22%	30,842
2009	6.808767	8.458991	24.24%	36,930
2008*	10.000000	6.808767	-31.91%	15,821
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.176222	13.133085	7.86%	60,631
2016	11.703158	12.176222	4.04%	62,924
2015	12.052135	11.703158	-2.90%	51,637
2014	11.797690	12.052135	2.16%	103,043
2013	10.805629	11.797690	9.18%	89,468
2012	10.004897	10.805629	8.00%	74,912
2011	10.220701	10.004897	-2.11%	80,840
2010	9.550512	10.220701	7.02%	90,477
2009	8.268590	9.550512	15.50%	66,315
2008*	10.000000	8.268590	-17.31%	61,215
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	11.917211	12.186237	2.26%	2,188
2016	11.562484	11.917211	3.07%	2,071
2015	11.885069	11.562484	-2.71%	6,413
2014	11.567839	11.885069	2.74%	17,231
2013	12.042223	11.567839	-3.94%	18,833
2012	11.415554	12.042223	5.49%	19,345
2011	10.947201	11.415554	4.28%	18,567
2010	10.445512	10.947201	4.80%	22,425
2009	9.800405	10.445512	6.58%	32,437
2008*	10.000000	9.800405	-2.00%	5,573
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	12.755383	12.991665	1.85%	371
2016	12.575628	12.755383	1.43%	338
2015	12.879285	12.575628	-2.36%	596
2014	12.511292	12.879285	2.94%	3,881
2013	13.013750	12.511292	-3.86%	3,450
2012	12.378536	13.013750	5.13%	3,572
2011	11.892035	12.378536	4.09%	3,213
2010	11.206811	11.892035	6.11%	1,078
2009	9.806200	11.206811	14.28%	1,080
2008*	10.000000	9.806200	-1.94%	313
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	11.883925	13.750936	15.71%	0
2016	10.869528	11.883925	9.33%	0
2015	11.435675	10.869528	-4.95%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.430048	12.771054	11.73%	0
2016	10.706057	11.430048	6.76%	0
2015	11.103458	10.706057	-3.58%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	25.282169	35.045648	38.62%	0
2016	23.965108	25.282169	5.50%	0
2015	29.148854	23.965108	-17.78%	0
2014	31.503670	29.148854	-7.47%	0
2013	31.960427	31.503670	-1.43%	0
2012	27.834924	31.960427	14.82%	0
2011	36.638038	27.834924	-24.03%	0
2010	32.203559	36.638038	13.77%	0
2009	20.118140	32.203559	60.07%	0
2008	48.724248	20.118140	-58.71%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	12.023751	12.047914	0.20%	628
2016	12.159574	12.023751	-1.12%	586
2015	12.402262	12.159574	-1.96%	6,338
2014	12.083894	12.402262	2.63%	34,075
2013	12.832090	12.083894	-5.83%	39,009
2012	12.686748	12.832090	1.15%	43,068
2011	12.050888	12.686748	5.28%	46,944
2010	11.717690	12.050888	2.84%	54,229
2009	11.625974	11.717690	0.79%	69,044
2008	10.996208	11.625974	5.73%	66,479
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	8.976833	8.848353	-1.43%	5,701
2016	9.144867	8.976833	-1.84%	5,418
2015	9.317231	9.144867	-1.85%	11,561
2014	9.492846	9.317231	-1.85%	37,903
2013	9.671770	9.492846	-1.85%	38,670
2012	9.854573	9.671770	-1.86%	37,383
2011	10.039796	9.854573	-1.84%	29,748
2010	10.229014	10.039796	-1.85%	31,451
2009	10.417445	10.229014	-1.81%	31,894
2008	10.400214	10.417445	0.17%	22,129
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	8.079073	10.077118	24.73%	50
2016	8.179105	8.079073	-1.22%	56
2015	8.610632	8.179105	-5.01%	501
2014	8.836548	8.610632	-2.56%	11,456
2013	7.658091	8.836548	15.39%	7,050
2012	6.771668	7.658091	13.09%	9,643
2011	7.665647	6.771668	-11.66%	10,252
2010	6.911330	7.665647	10.91%	9,842
2009	5.439586	6.911330	27.06%	10,268
2008*	10.000000	5.439586	-45.60%	8,493

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	8.954640	10.939083	22.16%	0
2016	9.075491	8.954640	-1.33%	0
2015	9.376825	9.075491	-3.21%	0
2014	10.183736	9.376825	-7.92%	0
2013	8.574084	10.183736	18.77%	0
2012	7.390148	8.574084	16.02%	0
2011	8.639344	7.390148	-14.46%	0
2010	8.195706	8.639344	5.41%	0
2009	6.492680	8.195706	26.23%	0
2008	11.624236	6.492680	-44.15%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	24.308599	28.257544	16.25%	2,467
2016	22.623532	24.308599	7.45%	2,467
2015	23.282376	22.623532	-2.83%	6,970
2014	22.594794	23.282376	3.04%	6,970
2013	18.091136	22.594794	24.89%	4,503
2012	15.903701	18.091136	13.75%	4,503
2011	16.865953	15.903701	-5.71%	26,745
2010	14.990655	16.865953	12.51%	27,580
2009	12.006727	14.990655	24.85%	28,680
2008	19.370012	12.006727	-38.01%	25,570
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	15.389296	16.786754	9.08%	57,274
2016	14.748986	15.389296	4.34%	63,639
2015	15.053137	14.748986	-2.02%	61,408
2014	14.664468	15.053137	2.65%	8,855
2013	13.172548	14.664468	11.33%	3,250
2012	12.269767	13.172548	7.36%	1,612
2011	12.390907	12.269767	-0.98%	1,614
2010	11.496080	12.390907	7.78%	1,617
2009*	10.000000	11.496080	14.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	17.753329	20.006375	12.69%	1,277
2016	16.787761	17.753329	5.75%	1,280
2015	17.195659	16.787761	-2.37%	1,284
2014	16.651882	17.195659	3.27%	1,456
2013	14.197850	16.651882	17.28%	353
2012	12.887370	14.197850	10.17%	355
2011	13.253792	12.887370	-2.76%	0
2010	12.053380	13.253792	9.96%	0
2009*	10.000000	12.053380	20.53%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	13.602302	14.110067	3.73%	19,013
2016	13.291272	13.602302	2.34%	28,297
2015	13.506036	13.291272	-1.59%	32,277
2014	13.245320	13.506036	1.97%	42,252
2013	12.872988	13.245320	2.89%	42,981
2012	12.470780	12.872988	3.23%	74,013
2011	12.343508	12.470780	1.03%	53,842
2010	11.876288	12.343508	3.93%	55,007
2009	11.092429	11.876288	7.07%	56,139
2008	12.025824	11.092429	-7.76%	42,307
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.524149	11.779411	11.93%	0
2016	10.143014	10.524149	3.76%	0
2015	10.680382	10.143014	-5.03%	0
2014	10.620864	10.680382	0.56%	0
2013*	10.000000	10.620864	6.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.581940	12.148650	14.81%	0
2016	10.080184	10.581940	4.98%	0
2015	10.693121	10.080184	-5.73%	0
2014	10.709013	10.693121	-0.15%	0
2013*	10.000000	10.709013	7.09%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	19.121734	21.195240	10.84%	105,287
2016	18.182380	19.121734	5.17%	118,538
2015	18.587309	18.182380	-2.18%	127,727
2014	18.004799	18.587309	3.24%	130,474
2013	15.728790	18.004799	14.47%	125,677
2012	14.462282	15.728790	8.76%	141,983
2011	14.740247	14.462282	-1.89%	130,811
2010	13.540200	14.740247	8.86%	152,597
2009	11.579600	13.540200	16.93%	142,432
2008	15.361218	11.579600	-24.62%	101,557
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	22.116808	25.329606	14.53%	16,345
2016	20.770829	22.116808	6.48%	15,704
2015	21.317933	20.770829	-2.57%	24,979
2014	20.693940	21.317933	3.02%	39,547
2013	17.228554	20.693940	20.11%	40,326
2012	15.430735	17.228554	11.65%	50,575
2011	16.062594	15.430735	-3.93%	54,438
2010	14.503712	16.062594	10.75%	55,965
2009	11.879401	14.503712	22.09%	57,320
2008	17.641492	11.879401	-32.66%	47,468

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	16.408994	17.589881	7.20%	45,913
2016	15.815463	16.408994	3.75%	46,134
2015	16.118498	15.815463	-1.88%	53,741
2014	15.679197	16.118498	2.80%	22,285
2013	14.457393	15.679197	8.45%	14,795
2012	13.634356	14.457393	6.04%	25,450
2011	13.610050	13.634356	0.18%	26,830
2010	12.778219	13.610050	6.51%	27,235
2009	11.364256	12.778219	12.44%	27,309
2008	13.628897	11.364256	-16.62%	19,893
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	22.688415	28.298125	24.72%	2,317
2016	22.371167	22.688415	1.42%	2,608
2015	21.744225	22.371167	2.88%	2,419
2014	20.406789	21.744225	6.55%	14,690
2013	15.255643	20.406789	33.77%	16,588
2012	13.125810	15.255643	16.23%	18,205
2011	13.714900	13.125810	-4.30%	19,713
2010	12.876575	13.714900	6.51%	19,798
2009*	10.000000	12.876575	28.77%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.139509	11.699444	15.38%	0
2016	9.516651	10.139509	6.54%	0
2015	9.918927	9.516651	-4.06%	0
2014*	10.000000	9.918927	-0.81%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.738359	12.827182	19.45%	0
2016	9.941546	10.738359	8.01%	0
2015	10.114628	9.941546	-1.71%	0
2014*	10.000000	10.114628	1.15%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	36.818318	41.841649	13.64%	0
2016	31.183360	36.818318	18.07%	82
2015	32.597239	31.183360	-4.34%	198
2014	30.352358	32.597239	7.40%	529
2013	23.242853	30.352358	30.59%	536
2012	20.159477	23.242853	15.29%	615
2011	21.074937	20.159477	-4.34%	688
2010	17.013868	21.074937	23.87%	656
2009	12.675571	17.013868	34.23%	725
2008	20.326795	12.675571	-37.64%	545

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	14.898826	15.549865	4.37%	3,768
2016	13.970826	14.898826	6.64%	6,809
2015	14.657831	13.970826	-4.69%	7,432
2014	14.375806	14.657831	1.96%	16,414
2013	14.813348	14.375806	-2.95%	11,351
2012	13.446101	14.813348	10.17%	8,427
2011	12.978836	13.446101	3.60%	7,956
2010	11.957409	12.978836	8.54%	8,413
2009	9.794737	11.957409	22.08%	8,558
2008	12.065711	9.794737	-18.82%	6,165
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	9.749303	12.013167	23.22%	1,124
2016	10.184302	9.749303	-4.27%	1,201
2015	10.444650	10.184302	-2.49%	3,652
2014	10.787388	10.444650	-3.18%	12,019
2013	9.077393	10.787388	18.84%	13,854
2012	8.006280	9.077393	13.38%	21,850
2011	9.025504	8.006280	-11.29%	42,091
2010	8.080005	9.025504	11.70%	40,973
2009	6.048367	8.080005	33.59%	49,254
2008*	10.000000	6.048367	-39.52%	48,858
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	14.170697	17.043795	20.27%	2,522
2016	13.752027	14.170697	3.04%	2,855
2015	14.802596	13.752027	-7.10%	7,628
2014	16.697538	14.802596	-11.35%	12,254
2013	14.053860	16.697538	18.81%	0
2012	12.233737	14.053860	14.88%	0
2011	14.911587	12.233737	-17.96%	0
2010	14.346757	14.911587	3.94%	0
2009	11.286674	14.346757	27.11%	0
2008	21.486728	11.286674	-47.47%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	14.129450	18.012768	27.48%	441
2016	14.114139	14.129450	0.11%	483
2015	13.943797	14.114139	1.22%	2,685
2014	12.897708	13.943797	8.11%	5,674
2013	9.776303	12.897708	31.93%	6,796
2012	8.576687	9.776303	13.99%	10,221
2011	9.029911	8.576687	-5.02%	18,158
2010	7.975139	9.029911	13.23%	19,521
2009	6.281640	7.975139	26.96%	32,439
2008*	10.000000	6.281640	-37.18%	1,186

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	14.289109	16.039844	12.25%	619
2016	12.544799	14.289109	13.90%	659
2015	13.236140	12.544799	-5.22%	4,531
2014	12.232607	13.236140	8.20%	11,605
2013	9.230031	12.232607	32.53%	12,001
2012	7.997515	9.230031	15.41%	14,694
2011	8.676601	7.997515	-7.83%	16,201
2010	7.840677	8.676601	10.66%	15,203
2009	6.269802	7.840677	25.05%	15,155
2008*	10.000000	6.269802	-37.30%	6,777
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	14.224628	17.805065	25.17%	693
2016	13.664533	14.224628	4.10%	790
2015	13.970409	13.664533	-2.19%	6,093
2014	13.723288	13.970409	1.80%	19,932
2013	10.087466	13.723288	36.04%	24,446
2012	8.965139	10.087466	12.52%	31,634
2011	9.559284	8.965139	-6.22%	43,541
2010	7.700979	9.559284	24.13%	49,201
2009	6.192315	7.700979	24.36%	56,894
2008*	10.000000	6.192315	-38.08%	30,628
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	18.487687	20.657971	11.74%	1,055
2016	16.017130	18.487687	15.42%	1,117
2015	16.803960	16.017130	-4.68%	3,356
2014	14.630542	16.803960	14.86%	8,416
2013	10.986464	14.630542	33.17%	10,356
2012	9.621339	10.986464	14.19%	16,548
2011	10.035290	9.621339	-4.12%	29,146
2010	8.546437	10.035290	17.42%	29,543
2009	6.673995	8.546437	28.06%	33,342
2008*	10.000000	6.673995	-33.26%	38,142
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	22.624813	27.680906	22.35%	95
2016	21.331179	22.624813	6.06%	104
2015	21.618773	21.331179	-1.33%	425
2014	21.481055	21.618773	0.64%	839
2013	15.203622	21.481055	41.29%	785
2012	13.697455	15.203622	11.00%	1,102
2011	14.076350	13.697455	-2.69%	1,254
2010	11.463564	14.076350	22.79%	1,255
2009	9.183081	11.463564	24.83%	1,345
2008	17.500830	9.183081	-47.53%	581

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	36.875115	39.363062	6.75%	70
2016	29.907563	36.875115	23.30%	77
2015	32.516441	29.907563	-8.02%	101
2014	31.030082	32.516441	4.79%	439
2013	22.577981	31.030082	37.44%	351
2012	19.121810	22.577981	18.07%	448
2011	20.605213	19.121810	-7.20%	534
2010	16.598802	20.605213	24.14%	496
2009	13.436896	16.598802	23.53%	524
2008	20.222599	13.436896	-33.56%	438
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	33.193224	36.881337	11.11%	94
2016	27.595923	33.193224	20.28%	134
2015	28.659256	27.595923	-3.71%	487
2014	29.038058	28.659256	-1.30%	2,142
2013	21.049325	29.038058	37.95%	2,858
2012	18.612848	21.049325	13.09%	3,344
2011	20.131252	18.612848	-7.54%	3,750
2010	16.410976	20.131252	22.67%	4,482
2009	12.437959	16.410976	31.94%	4,649
2008	20.557672	12.437959	-39.50%	6,942
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	22.882210	27.007242	18.03%	207
2016	20.972211	22.882210	9.11%	233
2015	21.227030	20.972211	-1.20%	1,196
2014	19.341629	21.227030	9.75%	6,209
2013	15.066929	19.341629	28.37%	8,194
2012	13.484355	15.066929	11.74%	12,306
2011	13.686234	13.484355	-1.48%	22,801
2010	12.315506	13.686234	11.13%	24,477
2009	9.993615	12.315506	23.23%	33,225
2008	17.438964	9.993615	-42.69%	38,139
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	13.300828	13.857502	4.19%	0
2016	12.643357	13.300828	5.20%	0
2015	13.654599	12.643357	-7.41%	0
2014	10.817384	13.654599	26.23%	0
2013	10.731513	10.817384	0.80%	0
2012	9.460182	10.731513	13.44%	0
2011	9.080691	9.460182	4.18%	0
2010	7.126472	9.080691	27.42%	0
2009	5.563279	7.126472	28.10%	0
2008*	10.000000	5.563279	-44.37%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	14.013207	16.674114	18.99%	0
2016	12.816048	14.013207	9.34%	0
2015	12.935645	12.816048	-0.92%	0
2014	11.655259	12.935645	10.99%	681
2013*	10.000000	11.655259	16.55%	760
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.998329	9.968850	-0.29%	6,263
2016	9.938624	9.998329	0.60%	5,829
2015	10.160615	9.938624	-2.18%	13,670
2014	10.301244	10.160615	-1.37%	45,580
2013	10.484347	10.301244	-1.75%	44,868
2012	10.318874	10.484347	1.60%	43,462
2011	10.378124	10.318874	-0.57%	38,610
2010	10.323906	10.378124	0.53%	40,722
2009	9.820295	10.323906	5.13%	38,830
2008*	10.000000	9.820295	-1.80%	24,554
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	14.233493	15.952153	12.07%	0
2016	11.997101	14.233493	18.64%	0
2015	12.850623	11.997101	-6.64%	0
2014	12.522875	12.850623	2.62%	0
2013*	10.000000	12.522875	25.23%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	13.482476	16.240280	20.45%	1,008
2016	13.584419	13.482476	-0.75%	1,135
2015	14.402673	13.584419	-5.68%	2,296
2014	15.975750	14.402673	-9.85%	7,554
2013	13.553328	15.975750	17.87%	9,200
2012	11.549727	13.553328	17.35%	14,691
2011	13.436871	11.549727	-14.04%	28,116
2010	12.873037	13.436871	4.38%	25,826
2009*	10.000000	12.873037	28.73%	35,134
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	29.011594	35.471156	22.27%	0
2016	28.376008	29.011594	2.24%	0
2015	28.626114	28.376008	-0.87%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	9.770746	9.675943	-0.97%	0
2016	9.834501	9.770746	-0.65%	0
2015	10.001498	9.834501	-1.67%	4,831
2014	10.128225	10.001498	-1.25%	16,777
2013	10.255879	10.128225	-1.24%	21,280
2012	9.989651	10.255879	2.67%	20,323
2011	10.148128	9.989651	-1.56%	18,851
2010	9.820384	10.148128	3.34%	24,365
2009	8.828835	9.820384	11.23%	35,513
2008	10.390631	8.828835	-15.03%	49,602
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	24.806317	28.836127	16.25%	0
2016	23.003902	24.806317	7.84%	0
2015	23.546677	23.003902	-2.31%	0
2014	21.734071	23.546677	8.34%	0
2013	16.092279	21.734071	35.06%	0
2012	14.774175	16.092279	8.92%	0
2011	15.530501	14.774175	-4.87%	0
2010	12.879389	15.530501	20.58%	0
2009	9.984406	12.879389	29.00%	0
2008	16.798984	9.984406	9.98%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	28.538983	38.186898	33.81%	0
2016	29.121185	28.538983	-2.00%	0
2015	28.619119	29.121185	1.75%	0
2014	28.571159	28.619119	0.17%	0
2013	22.922434	28.571159	24.64%	0
2012	19.309873	22.922434	18.71%	0
2011	21.507168	19.309873	-10.22%	0
2010	18.938318	21.507168	13.56%	0
2009	13.846190	18.938318	36.78%	0
2008	23.643183	13.846190	-41.44%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	9.958849	10.365188	4.08%	0
2016	9.547855	9.958849	4.30%	0
2015	9.976437	9.547855	-4.30%	0
2014	9.917390	9.976437	0.60%	0
2013	10.141553	9.917390	-2.21%	0
2012*	10.000000	10.141553	1.42%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.697364	10.794560	24.11%	0
2016	9.108170	8.697364	-4.51%	0
2015	9.000321	9.108170	1.20%	0
2014*	10.000000	9.000321	-10.00%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	24.915556	28.524427	14.48%	211
2016	22.807016	24.915556	9.25%	225
2015	22.536709	22.807016	1.20%	1,102
2014	20.798334	22.536709	8.36%	6,322
2013	16.121711	20.798334	29.01%	9,057
2012	14.086578	16.121711	14.45%	13,020
2011	14.396821	14.086578	-2.15%	24,512
2010	12.663841	14.396821	13.68%	26,160
2009	10.080586	12.663841	25.63%	32,657
2008	16.734981	10.080586	-39.76%	34,783
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	36.365766	40.660265	11.81%	495
2016	31.485132	36.365766	15.50%	575
2015	34.160326	31.485132	-7.83%	1,421
2014	31.171298	34.160326	9.59%	1,697
2013	22.584078	31.171298	38.02%	1,759
2012	19.555273	22.584078	15.49%	2,134
2011	20.409488	19.555273	-4.19%	2,425
2010	16.897853	20.409488	20.78%	2,294
2009	12.577491	16.897853	34.35%	2,397
2008	20.670727	12.577491	-39.15%	10,503
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.129203	11.272503	11.29%	0
2016	9.140040	10.129203	10.82%	0
2015	10.254551	9.140040	-10.87%	0
2014	10.400537	10.254551	-1.40%	0
2013	10.585007	10.400537	-1.74%	0
2012*	10.000000	10.585007	5.85%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	9.667050	10.416709	7.75%	0
2016	8.699315	9.667050	11.12%	0
2015	9.078001	8.699315	-4.17%	0
2014	9.120998	9.078001	-0.47%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.615663	11.538343	8.69%	0
2016	10.510045	10.615663	1.00%	0
2015	11.535888	10.510045	-8.89%	0
2014	11.718051	11.535888	-1.55%	0
2013	12.778050	11.718051	-8.30%	0
2012	12.372183	12.778050	3.28%	0
2011	11.626247	12.372183	6.42%	0
2010	10.830339	11.626247	7.35%	0
2009*	10.000000	10.830339	8.30%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	10.975355	10.907757	-0.62%	12,426
2016	11.037614	10.975355	-0.56%	13,150
2015	11.222225	11.037614	-1.65%	12,809
2014	11.348829	11.222225	-1.12%	27,867
2013	11.589647	11.348829	-2.08%	16,752
2012	11.166580	11.589647	3.79%	13,256
2011	11.262962	11.166580	-0.86%	12,792
2010	10.909511	11.262962	3.24%	12,416
2009*	10.000000	10.909511	9.10%	15,254
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.077042	10.119131	0.42%	0
2016*	10.000000	10.077042	0.77%	917
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.439746	10.740747	2.88%	7,812
2016	10.368114	10.439746	0.69%	7,512
2015	10.528196	10.368114	-1.52%	7,523
2014	10.297503	10.528196	2.24%	9,815
2013	10.711515	10.297503	-3.87%	7,730
2012	9.967028	10.711515	7.47%	7,107
2011*	10.000000	9.967028	-0.33%	3,013
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.222596	12.23%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.315049	13.253752	28.49%	0
2016*	10.000000	10.315049	3.15%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	16.241863	20.179847	24.25%	0
2016	16.963350	16.241863	-4.25%	0
2015	17.258926	16.963350	-1.71%	0
2014	18.862768	17.258926	-8.50%	0
2013	15.005863	18.862768	25.70%	0
2012	12.540849	15.005863	19.66%	0
2011	15.381731	12.540849	-18.47%	0
2010	14.243374	15.381731	7.99%	0
2009	11.643640	14.243374	22.33%	0
2008	21.166526	11.643640	-44.99%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	26.938602	33.662119	24.96%	0
2016	30.738929	26.938602	-12.36%	0
2015	27.845830	30.738929	10.39%	0
2014	21.619829	27.845830	28.80%	0
2013	14.634667	21.619829	47.73%	0
2012	11.382550	14.634667	28.57%	0
2011	10.505563	11.382550	8.35%	0
2010*	10.000000	10.505563	5.06%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.547087	7.261819	-3.78%	0
2016	5.361384	7.547087	40.77%	0
2015	8.230100	5.361384	-34.86%	0
2014	10.396890	8.230100	-20.84%	0
2013	9.604073	10.396890	8.26%	0
2012*	10.000000	9.604073	-3.96%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.698317	7.427986	-3.51%	0
2016	5.457503	7.698317	41.06%	0
2015	8.355084	5.457503	-34.68%	0
2014	10.523064	8.355084	-20.60%	0
2013	9.699657	10.523064	8.49%	0
2012*	10.000000	9.699657	-3.00%	0
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2017	18.932554	25.012707	32.11%	0
2016	19.188942	18.932554	-1.34%	0
2015	19.291361	19.188942	-0.53%	0
2014	18.923692	19.291361	1.94%	0
2013	13.783246	18.923692	37.29%	0
2012	11.665045	13.783246	18.16%	0
2011	12.581669	11.665045	-7.29%	0
2010*	10.000000	12.581669	25.82%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	22.745793	28.099448	23.54%	72
2016	21.507226	22.745793	5.76%	97
2015	22.563055	21.507226	-4.68%	118
2014	23.428352	22.563055	-3.69%	146
2014	23.428352	22.563055	-3.69%	0
2013	15.888672	23.428352	47.45%	127
2012	15.007617	15.888672	5.87%	229
2011	16.026653	15.007617	-6.36%	0
2010	12.880121	16.026653	24.43%	248
2009	8.597067	12.880121	49.82%	91
2008	14.953827	8.597067	-42.51%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	11.146298	12.501394	12.16%	0
2016	10.991594	11.146298	1.41%	0
2015	11.352078	10.991594	-3.18%	0
2014	11.104787	11.352078	2.23%	0
2013	10.113035	11.104787	9.81%	0
2012*	10.000000	10.113035	1.13%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	25.143022	29.254102	16.35%	0
2016	23.074219	25.143022	8.97%	0
2015	23.190268	23.074219	-0.50%	0
2014	21.629909	23.190268	7.21%	0
2013	16.381751	21.629909	32.04%	0
2012	14.243532	16.381751	15.01%	0
2011	13.687916	14.243532	4.06%	0
2010	12.369671	13.687916	10.66%	0
2009	10.477260	12.369671	18.06%	0
2008	18.009437	10.477260	-41.82%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	37.454386	41.466535	10.71%	0
2016	30.592931	37.454386	22.43%	0
2015	33.068485	30.592931	-7.49%	0
2014	30.940985	33.068485	6.88%	0
2013	22.915589	30.940985	35.02%	0
2012	19.718578	22.915589	16.21%	0
2011	21.996364	19.718578	-10.36%	121
2010	17.712365	21.996364	24.19%	404
2009	12.656476	17.712365	39.95%	501
2008	20.080310	12.656476	-36.97%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	12.709855	12.926856	1.71%	0
2016	12.410827	12.709855	2.41%	0
2015	12.971390	12.410827	-4.32%	0
2014	12.800244	12.971390	1.34%	0
2013	14.257120	12.800244	-10.22%	970
2012	13.534298	14.257120	5.34%	799
2011	12.345662	13.534298	9.63%	723
2010	11.971868	12.345662	3.12%	810
2009	11.072684	11.971868	8.12%	785
2008	11.469347	11.072684	-3.46%	830

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2017	23.872027	28.173440	18.02%	0
2016	21.495712	23.872027	11.05%	0
2015	23.298090	21.495712	-7.74%	0
2014	21.142143	23.298090	10.20%	0
2013	15.907058	21.142143	32.91%	0
2012	14.167580	15.907058	12.28%	0
2011	14.040284	14.167580	0.91%	0
2010	12.569760	14.040284	11.70%	0
2009	10.879530	12.569760	15.54%	0
2008	16.991635	10.879530	-35.97%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2017	25.986060	28.417275	9.36%	0
2016	21.584409	25.986060	20.39%	0
2015	22.355604	21.584409	-3.45%	0
2014	19.604954	22.355604	14.03%	199
2013	15.384498	19.604954	27.43%	904
2012	13.493507	15.384498	14.01%	993
2011	13.871247	13.493507	-2.72%	1,082
2010	11.884456	13.871247	16.72%	1,205
2009	9.333144	11.884456	27.34%	1,327
2008	12.603032	9.333144	-25.95%	1,312
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.075951	12.658006	14.28%	0
2016	9.727660	11.075951	13.86%	0
2015*	10.000000	9.727660	-2.72%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	14.654597	16.347798	11.55%	2,148
2016	14.390085	14.654597	1.84%	2,021
2015	14.817145	14.390085	-2.88%	2,080
2014	14.817822	14.817145	0.00%	2,076
2013	13.201631	14.817822	12.24%	1,966
2012	12.238163	13.201631	7.87%	1,884
2011	12.945958	12.238163	-5.47%	7,012
2010	12.022984	12.945958	7.68%	6,938
2009*	10.000000	12.022984	20.23%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.163634	10.676846	5.05%	0
2016	9.182806	10.163634	10.68%	0
2015*	10.000000	9.182806	-8.17%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.806090	9.928731	1.25%	0
2016	9.755586	9.806090	0.52%	0
2015*	10.000000	9.755586	-2.44%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.166131	1.66%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	14.898186	16.334476	9.64%	0
2016	11.584682	14.898186	28.60%	0
2015	12.624959	11.584682	-8.24%	0
2014	12.184891	12.624959	3.61%	0
2013*	10.000000	12.184891	21.85%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.721781	13.229336	12.86%	0
2016	10.371492	11.721781	13.02%	0
2015	10.845273	10.371492	-4.37%	0
2014*	10.000000	10.845273	8.45%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	38.580562	42.544235	10.27%	0
2016	31.278509	38.580562	23.35%	0
2015	32.644837	31.278509	-4.19%	0
2014	31.655858	32.644837	3.12%	389
2013	22.931911	31.655858	38.04%	703
2012	20.197605	22.931911	13.54%	1,021
2011	20.472792	20.197605	-1.34%	1,172
2010	16.585419	20.472792	23.44%	1,145
2009	13.522499	16.585419	22.65%	246
2008	19.953186	13.522499	-32.23%	210
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	25.588551	30.428952	18.92%	0
2016	23.404958	25.588551	9.33%	0
2015	23.652867	23.404958	-1.05%	0
2014	21.317470	23.652867	10.96%	0
2013	16.499065	21.317470	29.20%	0
2012	14.565437	16.499065	13.28%	0
2011	14.610202	14.565437	-0.31%	0
2010	13.002769	14.610202	12.36%	173
2009	10.515790	13.002769	23.65%	230
2008	17.102642	10.515790	-38.51%	259
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2017	21.514732	26.808152	24.60%	0
2016	20.374894	21.514732	5.59%	0
2015	21.348894	20.374894	-4.56%	0
2014	20.182714	21.348894	5.78%	0
2013	17.027376	20.182714	18.53%	0
2012	15.760197	17.027376	8.04%	0
2011	14.773644	15.760197	6.68%	188
2010	13.090190	14.773644	12.86%	748
2009	10.916979	13.090190	19.91%	868
2008	15.835261	10.916979	-31.06%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2017	20.831108	25.417084	22.02%	0
2016	18.180970	20.831108	14.58%	0
2015	19.012688	18.180970	-4.37%	0
2014	19.128184	19.012688	-0.60%	0
2013	13.155127	19.128184	45.40%	0
2012	11.153162	13.155127	17.95%	0
2011	13.228606	11.153162	-15.69%	0
2010	10.307991	13.228606	28.33%	0
2009	8.355079	10.307991	23.37%	0
2008	13.687049	8.355079	-38.96%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.273664	10.425954	1.48%	0
2016	9.612204	10.273664	6.88%	0
2015	9.896565	9.612204	-2.87%	0
2014	10.030839	9.896565	-1.34%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	13.332521	14.475327	8.57%	0
2016	14.227522	13.332521	-6.29%	0
2015	15.500480	14.227522	-8.21%	0
2014	16.013809	15.500480	-3.21%	0
2013	14.058509	16.013809	13.91%	0
2012	13.025410	14.058509	7.93%	0
2011	14.051238	13.025410	-7.30%	0
2010	12.674512	14.051238	10.86%	0
2009	11.406802	12.674512	11.11%	0
2008	16.532909	11.406802	-31.01%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	13.091041	13.324525	1.78%	0
2016	12.888689	13.091041	1.57%	0
2015	13.196311	12.888689	-2.33%	0
2014	12.995383	13.196311	1.55%	0
2013	13.148399	12.995383	-1.16%	0
2012	12.246801	13.148399	7.36%	0
2011	12.239736	12.246801	0.06%	0
2010	11.522442	12.239736	6.23%	0
2009	9.775256	11.522442	17.87%	0
2008	10.778693	9.775256	-9.31%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2017	14.687553	16.253243	10.66%	0
2016	14.227120	14.687553	3.24%	0
2015	14.580006	14.227120	-2.42%	0
2014	14.261806	14.580006	2.23%	0
2013	12.843160	14.261806	11.05%	0
2012	11.733397	12.843160	9.46%	0
2011	12.011480	11.733397	-2.32%	5,448
2010	10.879123	12.011480	10.41%	5,448
2009	8.946637	10.879123	21.60%	0
2008	12.187475	8.946637	-26.59%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2017	15.322481	17.476536	14.06%	0
2016	14.761838	15.322481	3.80%	0
2015	15.117152	14.761838	-2.35%	0
2014	14.732914	15.117152	2.61%	0
2013	12.987588	14.732914	13.44%	0
2012	11.709234	12.987588	10.92%	0
2011	12.085604	11.709234	-3.11%	0
2010	10.775514	12.085604	12.16%	0
2009	8.544816	10.775514	26.11%	0
2008	12.962220	8.544816	-34.08%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2017	16.064403	19.021514	18.41%	0
2016	15.393505	16.064403	4.36%	0
2015	15.775219	15.393505	-2.42%	0
2014	15.352551	15.775219	2.75%	0
2013	12.890194	15.352551	19.10%	0
2012	11.408427	12.890194	12.99%	0
2011	11.967527	11.408427	-4.67%	0
2010	10.526448	11.967527	13.69%	0
2009	8.179923	10.526448	28.69%	0
2008	13.486807	8.179923	-39.35%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.393302	11.839703	13.92%	0
2016*	10.000000	10.393302	3.93%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	16.738214	15.965330	-4.62%	0
2016	12.779578	16.738214	30.98%	0
2015	16.438451	12.779578	-22.26%	0
2014	19.209454	16.438451	-14.43%	0
2013	15.772926	19.209454	21.79%	0
2012	15.352320	15.772926	2.74%	0
2011	16.507445	15.352320	-7.00%	0
2010	14.121616	16.507445	16.89%	0
2009	9.754586	14.121616	44.77%	0
2008	21.809443	9.754586	-55.27%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	23.864568	26.374190	10.52%	0
2016	20.665711	23.864568	15.48%	0
2015	21.998395	20.665711	-6.06%	0
2014	20.671592	21.998395	6.42%	232
2013	16.484547	20.671592	25.40%	762
2012	14.356092	16.484547	14.83%	807
2011	14.538381	14.356092	-1.25%	901
2010	12.896015	14.538381	12.74%	898
2009	10.121211	12.896015	27.42%	1,113
2008	18.041852	10.121211	-43.90%	1,217
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.216892	12.832430	14.40%	0
2016*	10.000000	11.216892	12.17%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	24.482559	32.381461	32.26%	0
2016	24.818944	24.482559	-1.36%	0
2015	23.665675	24.818944	4.87%	0
2014	21.730808	23.665675	8.90%	0
2013	16.287778	21.730808	33.42%	0
2012	14.513585	16.287778	12.22%	0
2011	14.798905	14.513585	-1.93%	0
2010	12.179100	14.798905	21.51%	0
2009	9.701850	12.179100	25.53%	0
2008	18.770011	9.701850	-48.31%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	13.368398	13.638641	2.02%	1,105
2016	13.042564	13.368398	2.50%	1,104
2015	13.409124	13.042564	-2.73%	1,178
2014	12.941766	13.409124	3.61%	3,288
2013	13.470981	12.941766	-3.93%	11,526
2012	13.003819	13.470981	3.59%	11,469
2011	12.383743	13.003819	5.01%	10,732
2010	11.737617	12.383743	5.50%	13,605
2009	10.361987	11.737617	13.28%	23,909
2008	10.941424	10.361987	-5.30%	22,377
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	37.325955	44.139318	18.25%	0
2016	33.993717	37.325955	9.80%	0
2015	35.225926	33.993717	-3.50%	0
2014	33.865563	35.225926	4.02%	561
2013	25.407524	33.865563	33.29%	976
2012	22.608391	25.407524	12.38%	1,077
2011	25.851085	22.608391	-12.54%	1,105
2010	20.495432	25.851085	26.13%	1,015
2009	14.949542	20.495432	37.10%	1,143
2008	25.233984	14.949542	-40.76%	1,136

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	19.772119	25.214568	27.53%	0
2016	21.274865	19.772119	-7.06%	0
2015	20.994885	21.274865	1.33%	0
2014	23.337912	20.994885	-10.04%	0
2013	18.276317	23.337912	27.69%	0
2012	15.477071	18.276317	18.09%	0
2011	19.085994	15.477071	-18.91%	0
2010	17.243147	19.085994	10.69%	0
2009	13.925774	17.243147	23.82%	0
2008	25.331974	13.925774	-45.03%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017	11.880996	12.095516	1.81%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	30.218473	35.304137	16.83%	0
2016	28.188509	30.218473	7.20%	0
2015	29.681507	28.188509	-5.03%	0
2014	28.406281	29.681507	4.49%	0
2013	22.242473	28.406281	27.71%	0
2012	17.844621	22.242473	24.65%	0
2011	19.996905	17.844621	-10.76%	0
2010	16.134375	19.996905	23.94%	0
2009	10.465552	16.134375	54.17%	0
2008	21.900932	10.465552	-52.21%	183
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	12.420657	13.644986	9.86%	0
2016	11.186147	12.420657	11.04%	0
2015	12.158272	11.186147	-8.00%	0
2014	12.050561	12.158272	0.89%	0
2013	9.924693	12.050561	21.42%	0
2012	8.772303	9.924693	13.14%	0
2011	9.081905	8.772303	-3.41%	0
2010	8.396706	9.081905	8.16%	0
2009	6.571360	8.396706	27.78%	0
2008*	10.000000	6.571360	-34.29%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	14.851804	15.979856	7.60%	0
2016	13.276762	14.851804	11.86%	0
2015	14.561159	13.276762	-8.82%	0
2014	14.188263	14.561159	2.63%	0
2013	12.693380	14.188263	11.78%	0
2012	11.486473	12.693380	10.51%	0
2011	11.435797	11.486473	0.44%	0
2010	10.346021	11.435797	10.53%	0
2009	7.777777	10.346021	33.02%	0
2008	11.271182	7.777777	-30.99%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2017	25.854036	30.578904	18.28%	0
2016	22.710098	25.854036	13.84%	0
2015	24.026457	22.710098	-5.48%	0
2014	22.526778	24.026457	6.66%	0
2013	17.706096	22.526778	27.23%	0
2012	16.121426	17.706096	9.83%	0
2011	15.502967	16.121426	3.99%	0
2010	13.098837	15.502967	18.35%	935
2009	11.378953	13.098837	15.11%	1,379
2008	15.911706	11.378953	-28.49%	1,552
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	35.893511	38.964345	8.56%	93
2016	28.102931	35.893511	27.72%	107
2015	30.932311	28.102931	-9.15%	131
2014	31.352499	30.932311	-1.34%	444
2013	23.458456	31.352499	33.65%	1,739
2012	20.199535	23.458456	16.13%	2,408
2011	21.394517	20.199535	-5.59%	2,808
2010	17.008342	21.394517	25.79%	2,594
2009	13.423922	17.008342	26.70%	5,499
2008	20.429698	13.423922	-34.29%	513
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.458643	11.651832	37.75%	0
2016	7.341478	8.458643	15.22%	0
2015	9.308583	7.341478	-21.13%	0
2014*	10.000000	9.308583	-6.91%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	20.057972	22.962874	14.48%	0
2016	19.076595	20.057972	5.14%	0
2015	20.796462	19.076595	-8.27%	0
2014	23.854884	20.796462	-12.82%	641
2013	19.774372	23.854884	20.64%	0
2012	17.049577	19.774372	15.98%	0
2011	19.447513	17.049577	-12.33%	0
2010	18.286583	19.447513	6.35%	0
2009	13.602152	18.286583	34.44%	0
2008	23.256678	13.602152	-41.51%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.199987	9.199472	-0.01%	0
2016	9.109970	9.199987	0.99%	0
2015	9.704198	9.109970	-6.12%	0
2014	9.714098	9.704198	-0.10%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.939027	12.138897	10.97%	0
2016	10.686758	10.939027	2.36%	0
2015	11.566621	10.686758	-7.61%	0
2014	11.343108	11.566621	1.97%	0
2013	10.181477	11.343108	11.41%	0
2012*	10.000000	10.181477	1.81%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.883199	10.052230	1.71%	0
2016	10.123053	9.883199	-2.37%	0
2015	10.131810	10.123053	-0.09%	0
2014	9.868231	10.131810	2.67%	0
2013*	10.000000	9.868231	-1.32%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	14.377007	17.916814	24.62%	0
2016	14.364959	14.377007	0.08%	0
2015	13.979164	14.364959	2.76%	0
2014	13.173798	13.979164	6.11%	0
2013	9.606038	13.173798	37.14%	0
2012*	10.000000	9.606038	-3.94%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	13.315702	14.977655	12.48%	0
2016	11.994129	13.315702	11.02%	0
2015	12.773242	11.994129	-6.10%	0
2014	12.499474	12.773242	2.19%	0
2013	9.918305	12.499474	26.02%	0
2012*	10.000000	9.918305	-0.82%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.430958	16.094082	19.83%	424
2016	13.612472	13.430958	-1.33%	424
2015	13.733063	13.612472	-0.88%	424
2014	12.999201	13.733063	5.65%	424
2013	9.700224	12.999201	34.01%	424
2012*	10.000000	9.700224	-3.00%	424
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	13.141554	15.248474	16.03%	2,388
2016	13.748483	13.141554	-4.41%	2,182
2015	15.291121	13.748483	-10.09%	2,055
2014	16.453681	15.291121	-7.07%	1,960
2013	13.403631	16.453681	22.76%	1,911
2012	11.465232	13.403631	16.91%	1,946
2011	12.594443	11.465232	-8.97%	1,958
2010	11.813349	12.594443	6.61%	1,954
2009*	10.000000	11.813349	18.13%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	12.203125	12.771471	4.66%	0
2016	10.705843	12.203125	13.99%	0
2015	11.672514	10.705843	-8.28%	0
2014	11.676176	11.672514	-0.03%	0
2013	10.771349	11.676176	8.40%	0
2012*	10.000000	10.771349	7.71%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	13.014800	16.202464	24.49%	0
2016	12.501626	13.014800	4.10%	0
2015	13.525582	12.501626	-7.57%	0
2014	12.781700	13.525582	5.82%	0
2013	10.027212	12.781700	27.47%	0
2012*	10.000000	10.027212	0.27%	0
Janus Henderson VIT Balanced Portfolio: Service Sharess - Q/NQ
2017	22.616647	26.212076	15.90%	0
2016	22.098037	22.616647	2.35%	0
2015	22.433942	22.098037	-1.50%	0
2014	21.127832	22.433942	6.18%	0
2013	17.976978	21.127832	17.53%	0
2012	16.164033	17.976978	11.22%	0
2011	16.256146	16.164033	-0.57%	0
2010	15.326396	16.256146	6.07%	0
2009	12.440541	15.326396	23.20%	0
2008	15.107969	12.440541	-17.66%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.774035	9.910330	1.39%	0
2016	9.746276	9.774035	0.28%	0
2015*	10.000000	9.746276	-2.54%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	30.982116	39.512753	27.53%	455
2016	30.978767	30.982116	0.01%	471
2015	28.211085	30.978767	9.81%	520
2014	26.512448	28.211085	6.41%	600
2013	20.648287	26.512448	28.40%	611
2012	16.994419	20.648287	21.50%	605
2011	18.615134	16.994419	-8.71%	693
2010	17.820786	18.615134	4.46%	651
2009	12.441048	17.820786	43.24%	0
2008	22.773483	12.441048	-45.37%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	16.204677	23.038225	42.17%	820
2016	14.508019	16.204677	11.69%	973
2015	14.132468	14.508019	2.66%	1,072
2014	13.174652	14.132468	7.27%	1,165
2013	9.919190	13.174652	32.82%	1,251
2012*	10.000000	9.919190	-0.81%	1,259

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	23.005829	29.522788	28.33%	928
2016	25.136274	23.005829	-8.48%	973
2015	28.097194	25.136274	-10.54%	789
2014	32.584898	28.097194	-13.77%	686
2013	29.064944	32.584898	12.11%	697
2012	26.178725	29.064944	11.03%	677
2011	39.439313	26.178725	-33.62%	0
2010	32.157355	39.439313	22.64%	0
2009	18.305483	32.157355	75.67%	0
2008	39.063570	18.305483	-53.14%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.521819	10.686844	25.41%	0
2016	7.191881	8.521819	18.49%	0
2015	9.170548	7.191881	-21.58%	0
2014	9.802776	9.170548	-6.45%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.934180	10.122516	1.90%	0
2016*	10.000000	9.934180	-0.66%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	13.121704	16.262935	23.94%	0
2016	12.293467	13.121704	6.74%	0
2015	12.806389	12.293467	-4.01%	0
2014	14.112127	12.806389	-9.25%	0
2013	10.186539	14.112127	38.54%	0
2012*	10.000000	10.186539	1.87%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	28.720527	33.064667	15.13%	328
2016	25.730581	28.720527	11.62%	382
2015	26.476228	25.730581	-2.82%	438
2014	24.490391	26.476228	8.11%	2,364
2013	18.410922	24.490391	33.02%	5,374
2012	16.196003	18.410922	13.68%	6,899
2011	16.586416	16.196003	-2.35%	7,813
2010	15.202306	16.586416	9.10%	7,957
2009	12.655437	15.202306	20.12%	12,042
2008	19.181453	12.655437	-34.02%	1,280
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	15.486049	19.267328	24.42%	0
2016	15.201190	15.486049	1.87%	0
2015	14.574457	15.201190	4.30%	0
2014	14.690343	14.574457	-0.79%	0
2013	11.732494	14.690343	25.21%	0
2012	10.316656	11.732494	13.72%	0
2011	10.706363	10.316656	-3.64%	0
2010*	10.000000	10.706363	7.06%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	10.065767	12.650129	25.67%	0
2016	9.693871	10.065767	3.84%	0
2015*	10.000000	9.693871	-3.06%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	12.528687	13.015831	3.89%	0
2016	12.063731	12.528687	3.85%	0
2015	12.400597	12.063731	-2.72%	0
2014	11.751693	12.400597	5.52%	0
2013	12.049215	11.751693	-2.47%	0
2012	11.249025	12.049215	7.11%	0
2011	10.878470	11.249025	3.41%	0
2010	10.377399	10.878470	4.83%	0
2009	9.671154	10.377399	7.30%	0
2008	11.009612	9.671154	-12.16%	14,649
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	22.304932	23.979846	7.51%	0
2016	20.560284	22.304932	8.49%	0
2015	21.207803	20.560284	-3.05%	0
2014	21.011267	21.207803	0.94%	0
2013	23.473753	21.011267	-10.49%	0
2012	20.300505	23.473753	15.63%	0
2011	19.359840	20.300505	4.86%	0
2010	17.982861	19.359840	7.66%	0
2009	14.088532	17.982861	27.64%	0
2008	16.891896	14.088532	-16.60%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.240069	10.202148	10.41%	0
2016	8.192336	9.240069	12.79%	0
2015*	10.000000	8.192336	-18.08%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	16.261580	18.748385	15.29%	0
2016	14.932455	16.261580	8.90%	0
2015	16.396913	14.932455	-8.93%	0
2014	17.066799	16.396913	-3.93%	0
2013	13.187623	17.066799	29.42%	0
2012	10.963048	13.187623	20.29%	0
2011	11.277673	10.963048	-2.79%	0
2010*	10.000000	11.277673	12.78%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	24.088490	25.626174	6.38%	0
2016	20.425257	24.088490	17.93%	0
2015	21.788715	20.425257	-6.26%	0
2014	19.664564	21.788715	10.80%	239
2013	15.223591	19.664564	29.17%	1,370
2012	13.560253	15.223591	12.27%	1,473
2011	13.755440	13.560253	-1.42%	1,624
2010	12.391945	13.755440	11.00%	1,588
2009*	10.000000	12.391945	23.92%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	14.752119	16.758340	13.60%	10,649
2016	13.795482	14.752119	6.93%	11,229
2015	13.925629	13.795482	-0.93%	10,890
2014	13.520609	13.925629	3.00%	11,079
2013	11.179298	13.520609	20.94%	12,506
2012	9.848461	11.179298	13.51%	14,052
2011	9.946387	9.848461	-0.98%	14,929
2010	9.051196	9.946387	9.89%	15,762
2009	7.476026	9.051196	21.07%	9,720
2008	10.852373	7.476026	-31.11%	4,756
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	11.015051	11.153402	1.26%	15,611
2016	10.937894	11.015051	0.71%	14,354
2015	11.175554	10.937894	-2.13%	13,500
2014	10.851746	11.175554	2.98%	13,970
2013	11.354174	10.851746	-4.43%	17,686
2012	11.026950	11.354174	2.97%	16,155
2011	10.631394	11.026950	3.72%	15,566
2010	10.224777	10.631394	3.98%	16,348
2009	9.293622	10.224777	10.02%	11,154
2008	10.511339	9.293622	-11.58%	7,394
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	15.131097	19.441436	28.49%	0
2016	15.394514	15.131097	-1.71%	0
2015	14.728967	15.394514	4.52%	0
2014	14.743616	14.728967	-0.10%	288
2013	11.682902	14.743616	26.20%	286
2012	9.755085	11.682902	19.76%	312
2011	10.964407	9.755085	-11.03%	331
2010	10.041819	10.964407	9.19%	416
2009	7.228832	10.041819	38.91%	447
2008	12.009005	7.228832	-39.80%	496

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	15.734248	19.727080	25.38%	0
2016	14.705263	15.734248	7.00%	0
2015	14.084823	14.705263	4.41%	0
2014	13.285877	14.084823	6.01%	1,158
2013	10.449057	13.285877	27.15%	1,200
2012	9.073017	10.449057	15.17%	3,066
2011	9.703303	9.073017	-6.50%	3,152
2010	8.368558	9.703303	15.95%	3,144
2009	6.146783	8.368558	36.15%	3,167
2008	11.232271	6.146783	-45.28%	2,453
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	13.905015	16.632829	19.62%	11,274
2016	12.758933	13.905015	8.98%	12,501
2015	12.866251	12.758933	-0.83%	12,129
2014	11.898520	12.866251	8.13%	13,016
2013	9.121605	11.898520	30.44%	16,675
2012	7.943317	9.121605	14.83%	21,489
2011	8.282008	7.943317	-4.09%	22,825
2010	7.607377	8.282008	8.87%	23,705
2009	5.933653	7.607377	28.21%	16,043
2008	9.766249	5.933653	-39.24%	7,735
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	25.146806	29.034213	15.46%	0
2016	21.801223	25.146806	15.35%	0
2015	23.772465	21.801223	-8.29%	0
2014	22.247052	23.772465	6.86%	686
2013	16.761045	22.247052	32.73%	1,722
2012	14.459057	16.761045	15.92%	2,487
2011	15.124134	14.459057	-4.40%	2,712
2010	13.354195	15.124134	13.25%	2,632
2009	10.612760	13.354195	25.83%	1,468
2008	17.232540	10.612760	-38.41%	1,789
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.347074	10.860386	16.19%	0
2016	9.252384	9.347074	1.02%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	20.576570	21.550718	4.73%	0
2016	18.373002	20.576570	11.99%	0
2015	19.230296	18.373002	-4.46%	0
2014	19.115246	19.230296	0.60%	0
2013	18.198416	19.115246	5.04%	0
2012	16.194358	18.198416	12.38%	0
2011	15.900227	16.194358	1.85%	0
2010	14.323849	15.900227	11.01%	0
2009	10.000827	14.323849	43.23%	0
2008	14.157191	10.000827	-29.36%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	13.644423	16.700352	22.40%	0
2016	12.248987	13.644423	11.39%	0
2015	12.636969	12.248987	-3.07%	0
2014	12.088791	12.636969	4.53%	0
2013	8.585350	12.088791	40.81%	0
2012	7.490901	8.585350	14.61%	0
2011	8.643168	7.490901	-13.33%	0
2010	7.635656	8.643168	13.19%	0
2009	5.088492	7.635656	50.06%	0
2008*	10.000000	5.088492	-49.12%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	15.346745	17.820850	16.12%	476
2016	14.206968	15.346745	8.02%	551
2015	14.542980	14.206968	-2.31%	620
2014	13.414785	14.542980	8.41%	2,381
2013	9.869532	13.414785	35.92%	7,461
2012	9.032885	9.869532	9.26%	10,492
2011	9.518329	9.032885	-5.10%	11,180
2010	7.852367	9.518329	21.22%	11,188
2009	6.097700	7.852367	28.78%	23,859
2008*	10.000000	6.097700	-39.02%	25,610
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	12.634202	14.848907	17.53%	0
2016	11.884254	12.634202	6.31%	0
2015	12.330719	11.884254	-3.62%	0
2014	12.028638	12.330719	2.51%	0
2013	9.470156	12.028638	27.02%	0
2012	8.311425	9.470156	13.94%	0
2011	9.049322	8.311425	-8.15%	0
2010	8.024348	9.049322	12.77%	0
2009	6.331277	8.024348	26.74%	0
2008*	10.000000	6.331277	-36.69%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.311562	13.533921	9.93%	0
2016	11.826930	12.311562	4.10%	0
2015	12.185093	11.826930	-2.94%	0
2014	11.909296	12.185093	2.32%	0
2013	10.588009	11.909296	12.48%	0
2012	9.718595	10.588009	8.95%	0
2011	10.041489	9.718595	-3.22%	28,450
2010	9.271131	10.041489	8.31%	29,661
2009	7.887319	9.271131	17.54%	0
2008*	10.000000	7.887319	-21.13%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	12.655665	14.378322	13.61%	13,917
2016	12.020022	12.655665	5.29%	13,917
2015	12.417839	12.020022	-3.20%	13,917
2014	12.090408	12.417839	2.71%	45,725
2013	10.164913	12.090408	18.94%	74,201
2012	9.118259	10.164913	11.48%	84,067
2011	9.626400	9.118259	-5.28%	84,070
2010	8.731043	9.626400	10.25%	84,074
2009	7.168050	8.731043	21.80%	31,823
2008*	10.000000	7.168050	-28.32%	31,827
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.480947	11.979599	4.34%	0
2016	11.186659	11.480947	2.63%	0
2015	11.487643	11.186659	-2.62%	0
2014	11.332036	11.487643	1.37%	0
2013	11.008483	11.332036	2.94%	0
2012	10.439400	11.008483	5.45%	0
2011	10.493066	10.439400	-0.51%	0
2010	10.015163	10.493066	4.77%	0
2009	9.032985	10.015163	10.87%	0
2008*	10.000000	9.032985	-9.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.516055	11.840201	12.59%	0
2016	10.154893	10.516055	3.56%	0
2015	10.816035	10.154893	-6.11%	0
2014	10.781838	10.816035	0.32%	0
2013*	10.000000	10.781838	7.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.521687	12.158836	15.56%	0
2016	10.097601	10.521687	4.20%	0
2015	10.820891	10.097601	-6.68%	0
2014	10.919809	10.820891	-0.91%	0
2013*	10.000000	10.919809	9.20%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.515159	13.993201	11.81%	19,614
2016	11.951451	12.515159	4.72%	49,960
2015	12.314199	11.951451	-2.95%	49,460
2014	12.004106	12.314199	2.58%	21,179
2013	10.387149	12.004106	15.57%	26,139
2012	9.423149	10.387149	10.23%	24,114
2011	9.834684	9.423149	-4.18%	22,223
2010	9.001521	9.834684	9.26%	22,378
2009	7.524429	9.001521	19.63%	2,784
2008*	10.000000	7.524429	-24.76%	2,787

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	12.595852	14.590109	15.83%	0
2016	11.933239	12.595852	5.55%	0
2015	12.350599	11.933239	-3.38%	0
2014	12.040549	12.350599	2.58%	0
2013	9.876079	12.040549	21.92%	0
2012	8.786246	9.876079	12.40%	25,921
2011	9.394982	8.786246	-6.48%	25,921
2010	8.451804	9.394982	11.16%	25,921
2009	6.806444	8.451804	24.17%	0
2008*	10.000000	6.806444	-31.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.122550	13.068559	7.80%	0
2016	11.657495	12.122550	3.99%	0
2015	12.011233	11.657495	-2.95%	0
2014	11.763647	12.011233	2.10%	0
2013	10.779948	11.763647	9.13%	0
2012	9.986227	10.779948	7.95%	0
2011	10.206821	9.986227	-2.16%	12,669
2010	9.542396	10.206821	6.96%	12,669
2009	8.265770	9.542396	15.44%	0
2008*	10.000000	8.265770	-17.34%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	11.864739	12.126425	2.21%	956
2016	11.517423	11.864739	3.02%	958
2015	11.844788	11.517423	-2.76%	1,022
2014	11.534508	11.844788	2.69%	1,949
2013	12.013637	11.534508	-3.99%	6,429
2012	11.394264	12.013637	5.44%	5,629
2011	10.932331	11.394264	4.23%	5,548
2010	10.436645	10.932331	4.75%	6,454
2009	9.797071	10.436645	6.53%	13,013
2008*	10.000000	9.797071	-2.03%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	12.699207	12.927883	1.80%	0
2016	12.526613	12.699207	1.38%	0
2015	12.835626	12.526613	-2.41%	0
2014	12.475226	12.835626	2.89%	1,743
2013	12.982845	12.475226	-3.91%	1,709
2012	12.355457	12.982845	5.08%	1,437
2011	11.875895	12.355457	4.04%	1,856
2010	11.197302	11.875895	6.06%	3,675
2009	9.802870	11.197302	14.22%	3,931
2008*	10.000000	9.802870	-1.97%	1,575
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	11.861765	13.718329	15.65%	0
2016	10.854776	11.861765	9.28%	0
2015	11.425971	10.854776	-5.00%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.408723	12.740753	11.68%	0
2016	10.691514	11.408723	6.71%	0
2015	11.094024	10.691514	-3.63%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	25.104058	34.781103	38.55%	412
2016	23.808370	25.104058	5.44%	424
2015	28.972987	23.808370	-17.83%	406
2014	31.329556	28.972987	-7.52%	375
2013	31.799987	31.329556	-1.48%	0
2012	27.709347	31.799987	14.76%	0
2011	36.491335	27.709347	-24.07%	0
2010	32.090935	36.491335	13.71%	0
2009	20.058004	32.090935	59.99%	0
2008	48.603481	20.058004	-58.73%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	11.939051	11.956965	0.15%	1,064
2016	12.080056	11.939051	-1.17%	1,033
2015	12.327439	12.080056	-2.01%	1,072
2014	12.017128	12.327439	2.58%	2,947
2013	12.767690	12.017128	-5.88%	7,529
2012	12.629525	12.767690	1.09%	7,982
2011	12.002636	12.629525	5.22%	7,524
2010	11.676717	12.002636	2.79%	9,287
2009	11.591228	11.676717	0.74%	19,238
2008	10.968931	11.591228	5.67%	21,608
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	8.913409	8.781361	-1.48%	527
2016	9.084874	8.913409	-1.89%	523
2015	9.260828	9.084874	-1.90%	523
2014	9.440188	9.260828	-1.90%	1,366
2013	9.623025	9.440188	-1.90%	2,666
2012	9.809916	9.623025	-1.91%	2,388
2011	9.999381	9.809916	-1.89%	2,738
2010	10.193034	9.999381	-1.90%	4,408
2009	10.386092	10.193034	-1.86%	5,349
2008	10.374196	10.386092	0.11%	4,172
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	8.043435	10.027584	24.67%	0
2016	8.147167	8.043435	-1.27%	0
2015	8.581378	8.147167	-5.06%	0
2014	8.811027	8.581378	-2.61%	0
2013	7.639862	8.811027	15.33%	0
2012	6.759003	7.639862	13.03%	0
2011	7.655210	6.759003	-11.71%	0
2010	6.905438	7.655210	10.86%	0
2009	5.437726	6.905438	26.99%	0
2008*	10.000000	5.437726	-45.62%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	8.906071	10.874217	22.10%	0
2016	9.030856	8.906071	-1.38%	0
2015	9.335469	9.030856	-3.26%	0
2014	10.143988	9.335469	-7.97%	0
2013	8.544964	10.143988	18.71%	0
2012	7.368824	8.544964	15.96%	0
2011	8.618807	7.368824	-14.50%	0
2010	8.180392	8.618807	5.36%	0
2009	6.483852	8.180392	26.17%	0
2008	11.614361	6.483852	-44.17%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	24.137386	28.044279	16.19%	0
2016	22.475608	24.137386	7.39%	0
2015	23.141938	22.475608	-2.88%	0
2014	22.469946	23.141938	2.99%	0
2013	18.000330	22.469946	24.83%	0
2012	15.831952	18.000330	13.70%	1,242
2011	16.798410	15.831952	-5.75%	3,477
2010	14.938226	16.798410	12.45%	3,479
2009	11.970822	14.938226	24.79%	3,481
2008	19.321952	11.970822	-38.05%	4,641
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	15.329311	16.712839	9.03%	0
2016	14.698957	15.329311	4.29%	0
2015	15.009727	14.698957	-2.07%	0
2014	14.629618	15.009727	2.60%	0
2013	13.147941	14.629618	11.27%	0
2012	12.253111	13.147941	7.30%	0
2011	12.380379	12.253111	-1.03%	0
2010	11.492168	12.380379	7.73%	0
2009*	10.000000	11.492168	14.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	17.684112	19.918254	12.63%	0
2016	16.730799	17.684112	5.70%	0
2015	17.146051	16.730799	-2.42%	0
2014	16.612312	17.146051	3.21%	0
2013	14.171338	16.612312	17.22%	0
2012	12.869880	14.171338	10.11%	0
2011	13.242541	12.869880	-2.81%	0
2010	12.049283	13.242541	9.90%	0
2009*	10.000000	12.049283	20.49%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	13.506476	14.003550	3.68%	0
2016	13.204348	13.506476	2.29%	0
2015	13.424552	13.204348	-1.64%	0
2014	13.172122	13.424552	1.92%	0
2013	12.808368	13.172122	2.84%	0
2012	12.414523	12.808368	3.17%	1,902
2011	12.294075	12.414523	0.98%	1,904
2010	11.834748	12.294075	3.88%	0
2009	11.059266	11.834748	7.01%	0
2008	11.995994	11.059266	-7.81%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.504480	11.751427	11.87%	0
2016	10.129212	10.504480	3.70%	0
2015	10.671298	10.129212	-5.08%	0
2014	10.617244	10.671298	0.51%	0
2013*	10.000000	10.617244	6.17%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.562194	12.119822	14.75%	0
2016	10.066490	10.562194	4.92%	0
2015	10.684033	10.066490	-5.78%	0
2014	10.705374	10.684033	-0.20%	0
2013*	10.000000	10.705374	7.05%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	18.987049	21.035266	10.79%	17,289
2016	18.063479	18.987049	5.11%	22,267
2015	18.475185	18.063479	-2.23%	22,427
2014	17.905306	18.475185	3.18%	23,966
2013	15.649848	17.905306	14.41%	39,051
2012	14.397048	15.649848	8.70%	37,010
2011	14.681233	14.397048	-1.94%	42,384
2010	13.492861	14.681233	8.81%	42,572
2009	11.544996	13.492861	16.87%	36,373
2008	15.323115	11.544996	-24.66%	38,313
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	21.961087	25.138483	14.47%	1,135
2016	20.635071	21.961087	6.43%	21,562
2015	21.189410	20.635071	-2.62%	21,958
2014	20.579667	21.189410	2.96%	23,595
2013	17.142124	20.579667	20.05%	26,995
2012	15.361157	17.142124	11.59%	33,216
2011	15.998294	15.361157	-3.98%	35,159
2010	14.453011	15.998294	10.69%	38,520
2009	11.843910	14.453011	22.03%	39,152
2008	17.597773	11.843910	-32.70%	39,143

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	16.293346	17.457038	7.14%	12,169
2016	15.711987	16.293346	3.70%	1,424
2015	16.021199	15.711987	-1.93%	1,423
2014	15.592498	16.021199	2.75%	1,414
2013	14.384780	15.592498	8.40%	5,283
2012	13.572810	14.384780	5.98%	5,437
2011	13.555512	13.572810	0.13%	8,303
2010	12.733498	13.555512	6.46%	8,520
2009	11.330274	12.733498	12.38%	8,476
2008	13.595082	11.330274	-16.66%	8,553
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	22.600034	28.173585	24.66%	0
2016	22.295339	22.600034	1.37%	0
2015	21.681561	22.295339	2.83%	0
2014	20.358343	21.681561	6.50%	280
2013	15.227174	20.358343	33.70%	1,387
2012	13.108013	15.227174	16.17%	1,503
2011	13.703267	13.108013	-4.34%	1,813
2010	12.872203	13.703267	6.46%	3,234
2009*	10.000000	12.872203	28.72%	556
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.126795	11.678821	15.33%	0
2016	9.509545	10.126795	6.49%	0
2015	9.916571	9.509545	-4.10%	0
2014*	10.000000	9.916571	-0.83%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.724883	12.804599	19.39%	0
2016	9.934124	10.724883	7.96%	0
2015	10.112227	9.934124	-1.76%	0
2014*	10.000000	10.112227	1.12%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	36.558932	41.525783	13.59%	879
2016	30.979399	36.558932	18.01%	869
2015	32.400545	30.979399	-4.39%	941
2014	30.184581	32.400545	7.34%	992
2013	23.126160	30.184581	30.52%	1,027
2012	20.068510	23.126160	15.24%	1,100
2011	20.990505	20.068510	-4.39%	1,166
2010	16.954335	20.990505	23.81%	1,247
2009	12.637660	16.954335	34.16%	0
2008	20.276352	12.637660	-37.67%	155

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	14.793887	15.432501	4.32%	0
2016	13.879473	14.793887	6.59%	0
2015	14.569421	13.879473	-4.74%	0
2014	14.296383	14.569421	1.91%	843
2013	14.739016	14.296383	-3.00%	823
2012	13.385466	14.739016	10.11%	720
2011	12.926876	13.385466	3.55%	675
2010	11.915595	12.926876	8.49%	2,327
2009	9.765464	11.915595	22.02%	2,485
2008	12.035787	9.765464	-18.86%	2,697
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	9.706335	11.954158	23.16%	500
2016	10.144567	9.706335	-4.32%	571
2015	10.409209	10.144567	-2.54%	615
2014	10.756269	10.409209	-3.23%	3,398
2013	9.055819	10.756269	18.78%	9,213
2012	7.991327	9.055819	13.32%	12,636
2011	9.013234	7.991327	-11.34%	13,020
2010	8.073129	9.013234	11.64%	12,144
2009	6.046307	8.073129	33.52%	21,147
2008*	10.000000	6.046307	-39.54%	21,180
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	14.072357	16.916928	20.21%	0
2016	13.663522	14.072357	2.99%	0
2015	14.714840	13.663522	-7.14%	0
2014	16.607022	14.714840	-11.39%	214
2013	13.984797	16.607022	18.75%	0
2012	12.179833	13.984797	14.82%	0
2011	14.853443	12.179833	-18.00%	0
2010	14.298082	14.853443	3.88%	0
2009	11.254121	14.298082	27.05%	0
2008	21.435702	11.254121	-47.50%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	14.067204	17.924309	27.42%	4,288
2016	14.059117	14.067204	0.06%	4,328
2015	13.896514	14.059117	1.17%	4,349
2014	12.860528	13.896514	8.06%	5,142
2013	9.753079	12.860528	31.86%	7,185
2012	8.560684	9.753079	13.93%	8,361
2011	9.017642	8.560684	-5.07%	8,877
2010	7.968351	9.017642	13.17%	9,058
2009	6.279499	7.968351	26.89%	12,686
2008*	10.000000	6.279499	-37.21%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	14.226184	15.961103	12.20%	0
2016	12.495891	14.226184	13.85%	0
2015	13.191264	12.495891	-5.27%	0
2014	12.197348	13.191264	8.15%	0
2013	9.208115	12.197348	32.46%	0
2012	7.982597	9.208115	15.35%	0
2011	8.664819	7.982597	-7.87%	0
2010	7.834012	8.664819	10.61%	0
2009	6.267659	7.834012	24.99%	0
2008*	10.000000	6.267659	-37.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	14.161930	17.717594	25.11%	207
2016	13.611219	14.161930	4.05%	251
2015	13.923002	13.611219	-2.24%	264
2014	13.683694	13.923002	1.75%	1,311
2013	10.063484	13.683694	35.97%	3,628
2012	8.948400	10.063484	12.46%	5,361
2011	9.546287	8.948400	-6.26%	5,979
2010	7.694421	9.546287	24.07%	6,201
2009	6.190195	7.694421	24.30%	10,751
2008*	10.000000	6.190195	-38.10%	8,834
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	18.406237	20.556511	11.68%	235
2016	15.954663	18.406237	15.37%	267
2015	16.746957	15.954663	-4.73%	307
2014	14.588339	16.746957	14.80%	1,569
2013	10.960352	14.588339	33.10%	4,439
2012	9.603374	10.960352	14.13%	6,719
2011	10.021648	9.603374	-4.17%	7,389
2010	8.539166	10.021648	17.36%	7,321
2009	6.671710	8.539166	27.99%	12,481
2008*	10.000000	6.671710	-33.28%	16,149
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	22.465452	27.471971	22.29%	0
2016	21.191693	22.465452	6.01%	0
2015	21.488363	21.191693	-1.38%	0
2014	21.362359	21.488363	0.59%	0
2013	15.127310	21.362359	41.22%	0
2012	13.635678	15.127310	10.94%	0
2011	14.019988	13.635678	-2.74%	0
2010	11.423473	14.019988	22.73%	0
2009	9.155626	11.423473	24.77%	0
2008	17.457427	9.155626	-47.55%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	36.615337	39.065907	6.69%	0
2016	29.711954	36.615337	23.23%	0
2015	32.320245	29.711954	-8.07%	0
2014	30.858565	32.320245	4.74%	0
2013	22.464619	30.858565	37.37%	0
2012	19.035527	22.464619	18.01%	0
2011	20.522673	19.035527	-7.25%	0
2010	16.540743	20.522673	24.07%	0
2009	13.396714	16.540743	23.47%	0
2008	20.172428	13.396714	-33.59%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	32.959403	36.602934	11.05%	0
2016	27.415441	32.959403	20.22%	0
2015	28.486340	27.415441	-3.76%	0
2014	28.877573	28.486340	-1.35%	0
2013	20.943650	28.877573	37.88%	0
2012	18.528870	20.943650	13.03%	0
2011	20.050607	18.528870	-7.59%	0
2010	16.353562	20.050607	22.61%	0
2009	12.400766	16.353562	31.88%	0
2008	20.506677	12.400766	-39.53%	1,593
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	22.721067	26.803442	17.97%	273
2016	20.835101	22.721067	9.05%	320
2015	21.099002	20.835101	-1.25%	362
2014	19.234771	21.099002	9.69%	1,632
2013	14.991310	19.234771	28.31%	6,467
2012	13.423528	14.991310	11.68%	8,261
2011	13.631425	13.423528	-1.53%	9,067
2010	12.272429	13.631425	11.07%	9,024
2009	9.963734	12.272429	23.17%	17,084
2008	17.395702	9.963734	-42.72%	18,485
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	13.242241	13.789462	4.13%	0
2016	12.594056	13.242241	5.15%	0
2015	13.608279	12.594056	-7.45%	0
2014	10.786184	13.608279	26.16%	0
2013	10.706016	10.786184	0.75%	0
2012	9.442513	10.706016	13.38%	0
2011	9.068332	9.442513	4.13%	0
2010	7.120392	9.068332	27.36%	0
2009	5.561369	7.120392	28.03%	0
2008*	10.000000	5.561369	-44.39%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	13.987068	16.634560	18.93%	0
2016	12.798644	13.987068	9.29%	0
2015	12.924670	12.798644	-0.98%	0
2014	11.651302	12.924670	10.93%	0
2013*	10.000000	11.651302	16.51%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.954284	9.919881	-0.35%	0
2016	9.899874	9.954284	0.55%	0
2015	10.126166	9.899874	-2.23%	0
2014	10.271556	10.126166	-1.42%	811
2013	10.459462	10.271556	-1.80%	1,997
2012	10.299643	10.459462	1.55%	1,752
2011	10.364036	10.299643	-0.62%	1,512
2010	10.315146	10.364036	0.47%	1,563
2009	9.816966	10.315146	5.07%	1,450
2008*	10.000000	9.816966	-1.83%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	14.206955	15.914330	12.02%	0
2016	11.980814	14.206955	18.58%	0
2015	12.839721	11.980814	-6.69%	0
2014	12.518621	12.839721	2.56%	0
2013*	10.000000	12.518621	25.19%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	13.429915	16.168759	20.39%	368
2016	13.538346	13.429915	-0.80%	437
2015	14.361135	13.538346	-5.73%	446
2014	15.937803	14.361135	-9.89%	2,366
2013	13.528022	15.937803	17.81%	6,379
2012	11.534051	13.528022	17.29%	8,949
2011	13.425459	11.534051	-14.09%	9,171
2010	12.868657	13.425459	4.33%	7,986
2009*	10.000000	12.868657	28.69%	16,387
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	28.805422	35.201188	22.20%	0
2016	28.188671	28.805422	2.19%	0
2015	28.451632	28.188671	-0.92%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	9.701982	9.602971	-1.02%	960
2016	9.770253	9.701982	-0.70%	958
2015	9.941211	9.770253	-1.72%	970
2014	10.072317	9.941211	-1.30%	1,827
2013	10.204455	10.072317	-1.29%	4,981
2012	9.944622	10.204455	2.61%	4,491
2011	10.107513	9.944622	-1.61%	4,800
2010	9.786068	10.107513	3.28%	6,491
2009	8.802463	9.786068	11.17%	12,188
2008	10.364868	8.802463	-15.07%	22,059
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	24.634116	28.621406	16.19%	0
2016	22.855833	24.634116	7.78%	0
2015	23.407040	22.855833	-2.35%	0
2014	21.616202	23.407040	8.28%	0
2013	16.013163	21.616202	34.99%	0
2012	14.709043	16.013163	8.87%	0
2011	15.469905	14.709043	-4.92%	0
2010	12.835666	15.469905	20.52%	0
2009	9.955586	12.835666	28.93%	0
2008	16.759067	9.955586	-40.60%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	28.337987	37.898712	33.74%	0
2016	28.930786	28.337987	-2.05%	0
2015	28.446498	28.930786	1.70%	0
2014	28.413304	28.446498	0.12%	0
2013	22.807401	28.413304	24.58%	0
2012	19.222786	22.807401	18.65%	0
2011	21.421068	19.222786	-10.26%	0
2010	18.872103	21.421068	13.51%	0
2009	13.804815	18.872103	36.71%	0
2008	23.584582	13.804815	-41.47%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	9.937672	10.337886	4.03%	0
2016	9.532405	9.937672	4.25%	0
2015	9.965364	9.532405	-4.34%	0
2014	9.911429	9.965364	0.54%	0
2013	10.140617	9.911429	-2.26%	0
2012*	10.000000	10.140617	1.41%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.685556	10.774438	24.05%	0
2016	9.100433	8.685556	-4.56%	0
2015	8.997256	9.100433	1.15%	0
2014*	10.000000	8.997256	-10.03%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	24.740036	28.309093	14.43%	249
2016	22.657854	24.740036	9.19%	295
2015	22.400745	22.657854	1.15%	335
2014	20.683395	22.400745	8.30%	1,591
2013	16.040777	20.683395	28.94%	5,205
2012	14.023013	16.040777	14.39%	6,820
2011	14.339142	14.023013	-2.20%	7,725
2010	12.619523	14.339142	13.63%	7,736
2009	10.050430	12.619523	25.56%	14,437
2008	16.693442	10.050430	-39.79%	15,418
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	36.109640	40.353382	11.75%	0
2016	31.279259	36.109640	15.44%	0
2015	33.954264	31.279259	-7.88%	0
2014	30.999060	33.954264	9.53%	138
2013	22.470720	30.999060	37.95%	133
2012	19.467057	22.470720	15.43%	160
2011	20.327750	19.467057	-4.23%	182
2010	16.838740	20.327750	20.72%	172
2009	12.539886	16.838740	34.28%	180
2008	20.619456	12.539886	-39.18%	4,655
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.105162	11.240033	11.23%	0
2016	9.122979	10.105162	10.77%	0
2015	10.240626	9.122979	-10.91%	0
2014	10.391707	10.240626	-1.45%	0
2013	10.581413	10.391707	-1.79%	0
2012*	10.000000	10.581413	5.81%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	9.649008	10.391977	7.70%	0
2016	8.687483	9.649008	11.07%	0
2015	9.070274	8.687483	-4.22%	0
2014	9.117876	9.070274	-0.52%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.574253	11.487491	8.64%	0
2016	10.474378	10.574253	0.95%	0
2015	11.502598	10.474378	-8.94%	0
2014	11.690196	11.502598	-1.60%	0
2013	12.754176	11.690196	-8.34%	0
2012	12.355389	12.754176	3.23%	0
2011	11.616366	12.355389	6.36%	0
2010	10.826649	11.616366	7.29%	0
2009*	10.000000	10.826649	8.27%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	10.932566	10.859710	-0.67%	319
2016	11.000168	10.932566	-0.61%	319
2015	11.189853	11.000168	-1.70%	324
2014	11.321857	11.189853	-1.17%	1,391
2013	11.568009	11.321857	-2.13%	3,786
2012	11.151424	11.568009	3.74%	4,171
2011	11.253389	11.151424	-0.91%	4,078
2010	10.905794	11.253389	3.19%	5,164
2009*	10.000000	10.905794	9.06%	8,010
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.073603	10.110543	0.37%	0
2016*	10.000000	10.073603	0.74%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.409667	10.704355	2.83%	0
2016	10.343507	10.409667	0.64%	0
2015	10.508572	10.343507	-1.57%	0
2014	10.283535	10.508572	2.19%	0
2013	10.702435	10.283535	-3.91%	0
2012	9.963663	10.702435	7.41%	0
2011*	10.000000	9.963663	-0.36%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.218802	12.19%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.312640	13.243930	28.42%	0
2016*	10.000000	10.312640	3.13%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	16.129121	20.029605	24.18%	0
2016	16.854158	16.129121	-4.30%	0
2015	17.156578	16.854158	-1.76%	0
2014	18.760469	17.156578	-8.55%	0
2013	14.932087	18.760469	25.64%	0
2012	12.485565	14.932087	19.59%	0
2011	15.321738	12.485565	-18.51%	0
2010	14.195055	15.321738	7.94%	0
2009	11.610063	14.195055	22.27%	0
2008	21.116266	11.610063	-45.02%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	26.847414	33.531154	24.90%	0
2016	30.650445	26.847414	-12.41%	0
2015	27.779829	30.650445	10.33%	0
2014	21.579569	27.779829	28.73%	0
2013	14.614845	21.579569	47.66%	0
2012	11.372924	14.614845	28.51%	0
2011	10.502017	11.372924	8.29%	0
2010*	10.000000	10.502017	5.02%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.529123	7.240858	-3.83%	0
2016	5.351344	7.529123	40.70%	0
2015	8.218905	5.351344	-34.89%	0
2014	10.388055	8.218905	-20.88%	0
2013	9.600812	10.388055	8.20%	0
2012*	10.000000	9.600812	-3.99%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.680009	7.406561	-3.56%	0
2016	5.447290	7.680009	40.99%	0
2015	8.343721	5.447290	-34.71%	0
2014	10.514115	8.343721	-20.64%	0
2013	9.696350	10.514115	8.43%	0
2012*	10.000000	9.696350	-3.04%	0
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2017	18.870369	24.917878	32.05%	0
2016	19.135633	18.870369	-1.39%	0
2015	19.247577	19.135633	-0.58%	0
2014	18.890370	19.247577	1.89%	0
2013	13.765979	18.890370	37.23%	0
2012	11.656381	13.765979	18.10%	0
2011	12.578726	11.656381	-7.33%	0
2010*	10.000000	12.578726	25.79%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	22.605659	27.912155	23.47%	0
2016	21.385589	22.605659	5.71%	0
2015	22.446886	21.385589	-4.73%	0
2014	23.319615	22.446886	-3.74%	0
2014	23.319615	22.446886	-3.74%	0
2013	15.822984	23.319615	47.38%	0
2012	14.953223	15.822984	5.82%	0
2011	15.976693	14.953223	-6.41%	0
2010	12.846504	15.976693	24.37%	0
2009	8.578995	12.846504	49.74%	0
2008	14.930018	8.578995	-42.54%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	11.119816	12.465354	12.10%	0
2016	10.971058	11.119816	1.36%	0
2015	11.336651	10.971058	-3.22%	0
2014	11.095351	11.336651	2.17%	0
2013	10.109592	11.095351	9.75%	0
2012*	10.000000	10.109592	1.10%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	24.965878	29.033230	16.29%	0
2016	22.923300	24.965878	8.91%	0
2015	23.050336	22.923300	-0.55%	0
2014	21.510360	23.050336	7.16%	0
2013	16.299498	21.510360	31.97%	0
2012	14.179258	16.299498	14.95%	0
2011	13.633077	14.179258	4.01%	0
2010	12.326389	13.633077	10.60%	0
2009	10.445924	12.326389	18.00%	0
2008	17.964756	10.445924	-41.85%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	37.190455	41.153413	10.66%	0
2016	30.392797	37.190455	22.37%	0
2015	32.868914	30.392797	-7.53%	0
2014	30.769933	32.868914	6.82%	0
2013	22.800524	30.769933	34.95%	0
2012	19.629588	22.800524	16.15%	0
2011	21.908237	19.629588	-10.40%	0
2010	17.650383	21.908237	24.12%	0
2009	12.618626	17.650383	39.88%	0
2008	20.030494	12.618626	-37.00%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	12.619505	12.828437	1.66%	0
2016	12.328865	12.619505	2.36%	0
2015	12.892289	12.328865	-4.37%	0
2014	12.728673	12.892289	1.29%	0
2013	14.184631	12.728673	-10.26%	0
2012	13.472357	14.184631	5.29%	0
2011	12.295411	13.472357	9.57%	0
2010	11.929218	12.295411	3.07%	0
2009	11.038864	11.929218	8.07%	0
2008	11.440148	11.038864	-3.51%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2017	23.703763	27.960664	17.96%	0
2016	21.355042	23.703763	11.00%	0
2015	23.157428	21.355042	-7.78%	0
2014	21.025210	23.157428	10.14%	0
2013	15.827132	21.025210	32.84%	0
2012	14.103600	15.827132	12.22%	0
2011	13.983990	14.103600	0.86%	0
2010	12.525743	13.983990	11.64%	0
2009	10.846969	12.525743	15.48%	0
2008	16.949441	10.846969	-36.00%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2017	25.831977	28.234414	9.30%	0
2016	21.467330	25.831977	20.33%	0
2015	22.245681	21.467330	-3.50%	0
2014	19.518511	22.245681	13.97%	0
2013	15.324475	19.518511	27.37%	0
2012	13.447730	15.324475	13.96%	0
2011	13.831236	13.447730	-2.77%	0
2010	11.856213	13.831236	16.66%	0
2009	9.315701	11.856213	27.27%	0
2008	12.585912	9.315701	-25.98%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.066538	12.640824	14.23%	0
2016	9.724339	11.066538	13.80%	0
2015*	10.000000	9.724339	-2.76%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	14.597450	16.275779	11.50%	0
2016	14.341252	14.597450	1.79%	0
2015	14.774408	14.341252	-2.93%	0
2014	14.782617	14.774408	-0.06%	0
2013	13.176970	14.782617	12.19%	0
2012	12.221543	13.176970	7.82%	0
2011	12.934953	12.221543	-5.52%	0
2010	12.018891	12.934953	7.62%	0
2009*	10.000000	12.018891	20.19%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.155021	10.662380	5.00%	0
2016	9.179683	10.155021	10.62%	0
2015*	10.000000	9.179683	-8.20%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.797762	9.915255	1.20%	0
2016	9.752264	9.797762	0.47%	0
2015*	10.000000	9.752264	-2.48%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.162694	1.63%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	14.870368	16.295690	9.58%	0
2016	11.568929	14.870368	28.54%	0
2015	12.614223	11.568929	-8.29%	0
2014	12.180737	12.614223	3.56%	0
2013*	10.000000	12.180737	21.81%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.705856	13.204650	12.80%	0
2016	10.362670	11.705856	12.96%	0
2015	10.841571	10.362670	-4.42%	0
2014*	10.000000	10.841571	8.42%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	38.308649	42.222915	10.22%	0
2016	31.073846	38.308649	23.28%	0
2015	32.447778	31.073846	-4.23%	0
2014	31.480821	32.447778	3.07%	0
2013	22.816722	31.480821	37.97%	0
2012	20.106417	22.816722	13.48%	0
2011	20.390739	20.106417	-1.39%	0
2010	16.527358	20.390739	23.38%	0
2009	13.482033	16.527358	22.59%	0
2008	19.903666	13.482033	-32.26%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	25.408165	30.199104	18.86%	0
2016	23.251773	25.408165	9.27%	0
2015	23.510032	23.251773	-1.10%	0
2014	21.199542	23.510032	10.90%	0
2013	16.416157	21.199542	29.14%	0
2012	14.499648	16.416157	13.22%	0
2011	14.551624	14.499648	-0.36%	0
2010	12.957235	14.551624	12.31%	139
2009	10.484318	12.957235	23.59%	139
2008	17.060175	10.484318	-38.55%	139
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2017	21.363167	26.605784	24.54%	0
2016	20.241634	21.363167	5.54%	0
2015	21.220085	20.241634	-4.61%	0
2014	20.071167	21.220085	5.72%	0
2013	16.941897	20.071167	18.47%	0
2012	15.689093	16.941897	7.99%	0
2011	14.714455	15.689093	6.62%	0
2010	13.044385	14.714455	12.80%	0
2009	10.884321	13.044385	19.85%	0
2008	15.795961	10.884321	-31.09%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2017	20.684320	25.225162	21.95%	0
2016	18.062029	20.684320	14.52%	0
2015	18.897938	18.062029	-4.42%	0
2014	19.022439	18.897938	-0.65%	0
2013	13.089064	19.022439	45.33%	0
2012	11.102817	13.089064	17.89%	0
2011	13.175601	11.102817	-15.73%	0
2010	10.271918	13.175601	28.27%	0
2009	8.330082	10.271918	23.31%	0
2008	13.653059	8.330082	-38.99%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.254460	10.401188	1.43%	0
2016	9.599118	10.254460	6.83%	0
2015	9.888134	9.599118	-2.92%	0
2014	10.027409	9.888134	-1.39%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	13.238564	14.366016	8.52%	0
2016	14.134437	13.238564	-6.34%	0
2015	15.406923	14.134437	-8.26%	0
2014	15.925263	15.406923	-3.25%	0
2013	13.987908	15.925263	13.85%	0
2012	12.966617	13.987908	7.88%	0
2011	13.994934	12.966617	-7.35%	0
2010	12.630154	13.994934	10.81%	0
2009	11.372684	12.630154	11.06%	0
2008	16.491882	11.372684	-31.04%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	12.998747	13.223859	1.73%	0
2016	12.804334	12.998747	1.52%	0
2015	13.116623	12.804334	-2.38%	0
2014	12.923495	13.116623	1.49%	0
2013	13.082341	12.923495	-1.21%	0
2012	12.191501	13.082341	7.31%	0
2011	12.190654	12.191501	0.01%	0
2010	11.482091	12.190654	6.17%	0
2009	9.745985	11.482091	17.81%	0
2008	10.751903	9.745985	-9.36%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2017	14.600530	16.148735	10.60%	0
2016	14.150012	14.600530	3.18%	0
2015	14.508393	14.150012	-2.47%	0
2014	14.198993	14.508393	2.18%	0
2013	12.793112	14.198993	10.99%	0
2012	11.693642	12.793112	9.40%	0
2011	11.976883	11.693642	-2.36%	0
2010	10.853307	11.976883	10.35%	0
2009	8.929952	10.853307	21.54%	0
2008	12.170952	8.929952	-26.63%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2017	15.231641	17.364091	14.00%	13,204
2016	14.681779	15.231641	3.75%	13,204
2015	15.042833	14.681779	-2.40%	13,934
2014	14.667963	15.042833	2.56%	0
2013	12.936935	14.667963	13.38%	0
2012	11.669522	12.936935	10.86%	0
2011	12.050735	11.669522	-3.16%	0
2010	10.749898	12.050735	12.10%	0
2009	8.528856	10.749898	26.04%	0
2008	12.944625	8.528856	-34.11%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2017	15.969231	18.899226	18.35%	0
2016	15.310086	15.969231	4.31%	0
2015	15.697732	15.310086	-2.47%	0
2014	15.284923	15.697732	2.70%	0
2013	12.839946	15.284923	19.04%	0
2012	11.369757	12.839946	12.93%	0
2011	11.933033	11.369757	-4.72%	0
2010	10.501446	11.933033	13.63%	0
2009	8.164651	10.501446	28.62%	0
2008	13.468509	8.164651	-39.38%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.389799	11.829705	13.86%	0
2016*	10.000000	10.389799	3.90%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	16.638930	15.862564	-4.67%	0
2016	12.710239	16.638930	30.91%	0
2015	16.357623	12.710239	-22.30%	0
2014	19.124767	16.357623	-14.47%	0
2013	15.711387	19.124767	21.73%	0
2012	15.300242	15.711387	2.69%	0
2011	16.459815	15.300242	-7.04%	0
2010	14.088047	16.459815	16.84%	127
2009	9.736367	14.088047	44.70%	127
2008	21.779859	9.736367	-55.30%	127

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	23.696439	26.175074	10.46%	0
2016	20.530551	23.696439	15.42%	0
2015	21.865659	20.530551	-6.11%	0
2014	20.557336	21.865659	6.36%	0
2013	16.401790	20.557336	25.34%	0
2012	14.291310	16.401790	14.77%	0
2011	14.480127	14.291310	-1.30%	0
2010	12.850889	14.480127	12.68%	0
2009	10.090937	12.850889	27.35%	0
2008	17.997091	10.090937	-43.93%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.213108	12.821584	14.34%	0
2016*	10.000000	11.213108	12.13%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	24.310026	32.136944	32.20%	0
2016	24.656563	24.310026	-1.41%	0
2015	23.522829	24.656563	4.82%	0
2014	21.610653	23.522829	8.85%	0
2013	16.205978	21.610653	33.35%	0
2012	14.448071	16.205978	12.17%	0
2011	14.739601	14.448071	-1.98%	0
2010	12.136474	14.739601	21.45%	0
2009	9.672824	12.136474	25.47%	0
2008	18.723429	9.672824	-48.34%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	13.274138	13.535596	1.97%	0
2016	12.957186	13.274138	2.45%	0
2015	13.328146	12.957186	-2.78%	0
2014	12.870188	13.328146	3.56%	0
2013	13.403317	12.870188	-3.98%	0
2012	12.945119	13.403317	3.54%	0
2011	12.334105	12.945119	4.95%	0
2010	11.696525	12.334105	5.45%	0
2009	10.330978	11.696525	13.22%	0
2008	10.914247	10.330978	-5.34%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	37.062979	43.806070	18.19%	0
2016	33.771382	37.062979	9.75%	0
2015	35.013378	33.771382	-3.55%	0
2014	33.678383	35.013378	3.96%	0
2013	25.279972	33.678383	33.22%	0
2012	22.506390	25.279972	12.32%	0
2011	25.747562	22.506390	-12.59%	0
2010	20.423747	25.747562	26.07%	0
2009	14.904845	20.423747	37.03%	0
2008	25.171396	14.904845	-40.79%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	19.632729	25.024092	27.46%	0
2016	21.135613	19.632729	-7.11%	0
2015	20.868102	21.135613	1.28%	0
2014	23.208819	20.868102	-10.09%	0
2013	18.184482	23.208819	27.63%	0
2012	15.407177	18.184482	18.03%	0
2011	19.009475	15.407177	-18.95%	0
2010	17.182770	19.009475	10.63%	0
2009	13.884102	17.182770	23.76%	0
2008	25.269098	13.884102	-45.06%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017	11.858851	12.066837	1.75%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	30.005470	35.037477	16.77%	0
2016	28.004041	30.005470	7.15%	0
2015	29.502307	28.004041	-5.08%	0
2014	28.249184	29.502307	4.44%	0
2013	22.130733	28.249184	27.65%	0
2012	17.764050	22.130733	24.58%	0
2011	19.916759	17.764050	-10.81%	0
2010	16.077894	19.916759	23.88%	102
2009	10.434236	16.077894	54.09%	102
2008	21.846573	10.434236	-52.24%	103
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	12.365894	13.577929	9.80%	0
2016	11.142483	12.365894	10.98%	0
2015	12.116992	11.142483	-8.04%	0
2014	12.015766	12.116992	0.84%	0
2013	9.901081	12.015766	21.36%	0
2012	8.755911	9.901081	13.08%	0
2011	9.069547	8.755911	-3.46%	0
2010	8.389555	9.069547	8.11%	0
2009	6.569115	8.389555	27.71%	0
2008*	10.000000	6.569115	-34.31%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	14.771344	15.885191	7.54%	0
2016	13.211539	14.771344	11.81%	0
2015	14.497013	13.211539	-8.87%	0
2014	14.132974	14.497013	2.58%	0
2013	12.650361	14.132974	11.72%	0
2012	11.453388	12.650361	10.45%	0
2011	11.408652	11.453388	0.39%	0
2010	10.326718	11.408652	10.48%	0
2009	7.767215	10.326718	32.95%	0
2008	11.261623	7.767215	-31.03%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2017	25.671815	30.347963	18.22%	0
2016	22.561489	25.671815	13.79%	0
2015	23.881409	22.561489	-5.53%	0
2014	22.402200	23.881409	6.60%	0
2013	17.617147	22.402200	27.16%	0
2012	16.048634	17.617147	9.77%	0
2011	15.440812	16.048634	3.94%	0
2010	13.052968	15.440812	18.29%	142
2009	11.344899	13.052968	15.06%	142
2008	15.872203	11.344899	-28.52%	142
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	35.640501	38.670023	8.50%	0
2016	27.919019	35.640501	27.66%	0
2015	30.745576	27.919019	-9.19%	0
2014	31.179122	30.745576	-1.39%	0
2013	23.340627	31.179122	33.58%	0
2012	20.108351	23.340627	16.07%	0
2011	21.308778	20.108351	-5.63%	0
2010	16.948821	21.308778	25.72%	0
2009	13.383779	16.948821	26.64%	0
2008	20.379018	13.383779	-34.33%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.447148	11.630101	37.68%	0
2016	7.335223	8.447148	15.16%	0
2015	9.305402	7.335223	-21.17%	0
2014*	10.000000	9.305402	-6.95%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	19.916586	22.789432	14.42%	0
2016	18.951764	19.916586	5.09%	0
2015	20.670913	18.951764	-8.32%	0
2014	23.722979	20.670913	-12.87%	0
2013	19.675059	23.722979	20.57%	0
2012	16.972621	19.675059	15.92%	0
2011	19.369591	16.972621	-12.37%	0
2010	18.222589	19.369591	6.29%	0
2009	13.561455	18.222589	34.37%	0
2008	23.198948	13.561455	-41.54%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.182821	9.177639	-0.06%	0
2016	9.097594	9.182821	0.94%	0
2015	9.695951	9.097594	-6.17%	0
2014	9.710786	9.695951	-0.15%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.913055	12.103922	10.91%	0
2016	10.666799	10.913055	2.31%	0
2015	11.550900	10.666799	-7.65%	0
2014	11.333471	11.550900	1.92%	0
2013	10.178016	11.333471	11.35%	0
2012*	10.000000	10.178016	1.78%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.864769	10.028380	1.66%	0
2016	10.109309	9.864769	-2.42%	0
2015	10.123204	10.109309	-0.14%	0
2014	9.864869	10.123204	2.62%	0
2013*	10.000000	9.864869	-1.35%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	14.342774	17.865078	24.56%	0
2016	14.338045	14.342774	0.03%	0
2015	13.960088	14.338045	2.71%	0
2014	13.162533	13.960088	6.06%	0
2013	9.602726	13.162533	37.07%	0
2012*	10.000000	9.602726	-3.97%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	13.284075	14.934494	12.42%	0
2016	11.971722	13.284075	10.96%	0
2015	12.755880	11.971722	-6.15%	0
2014	12.488852	12.755880	2.14%	0
2013	9.914927	12.488852	25.96%	0
2012*	10.000000	9.914927	-0.85%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.398980	16.047607	19.77%	0
2016	13.586966	13.398980	-1.38%	0
2015	13.714333	13.586966	-0.93%	0
2014	12.988097	13.714333	5.59%	0
2013	9.696880	12.988097	33.94%	0
2012*	10.000000	9.696880	-3.03%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	13.090311	15.181299	15.97%	0
2016	13.701831	13.090311	-4.46%	0
2015	15.247004	13.701831	-10.13%	0
2014	16.414568	15.247004	-7.11%	0
2013	13.378593	16.414568	22.69%	0
2012	11.449652	13.378593	16.85%	0
2011	12.583734	11.449652	-9.01%	0
2010	11.809328	12.583734	6.56%	0
2009*	10.000000	11.809328	18.09%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	12.174147	12.734669	4.60%	0
2016	10.685851	12.174147	13.93%	0
2015	11.656668	10.685851	-8.33%	0
2014	11.666264	11.656668	-0.08%	0
2013	10.767691	11.666264	8.35%	0
2012*	10.000000	10.767691	7.68%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	12.983884	16.155763	24.43%	0
2016	12.478277	12.983884	4.05%	0
2015	13.507213	12.478277	-7.62%	0
2014	12.770848	13.507213	5.77%	0
2013	10.023807	12.770848	27.41%	0
2012*	10.000000	10.023807	0.24%	0
Janus Henderson VIT Balanced Portfolio: Service Sharess - Q/NQ
2017	22.457282	26.014158	15.84%	0
2016	21.953479	22.457282	2.29%	0
2015	22.298554	21.953479	-1.55%	0
2014	21.011031	22.298554	6.13%	0
2013	17.886708	21.011031	17.47%	0
2012	16.091081	17.886708	11.16%	0
2011	16.191014	16.091081	-0.62%	0
2010	15.272769	16.191014	6.01%	0
2009	12.403331	15.272769	23.13%	0
2008	15.070472	12.403331	-17.70%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.765727	9.896884	1.34%	0
2016	9.742955	9.765727	0.23%	0
2015*	10.000000	9.742955	-2.57%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	30.763694	39.214255	27.47%	0
2016	30.776024	30.763694	-0.04%	0
2015	28.040748	30.776024	9.75%	0
2014	26.365808	28.040748	6.35%	0
2013	20.544547	26.365808	28.33%	0
2012	16.917674	20.544547	21.44%	0
2011	18.540512	16.917674	-8.75%	0
2010	17.758387	18.540512	4.40%	0
2009	12.403817	17.758387	43.17%	0
2008	22.716955	12.403817	-45.40%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	16.166132	22.971767	42.10%	0
2016	14.480865	16.166132	11.64%	0
2015	14.113205	14.480865	2.61%	0
2014	13.163399	14.113205	7.22%	0
2013	9.915766	13.163399	32.75%	0
2012*	10.000000	9.915766	-0.84%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	22.843636	29.299767	28.26%	0
2016	24.971763	22.843636	-8.52%	0
2015	27.927566	24.971763	-10.58%	0
2014	32.404704	27.927566	-13.82%	0
2013	28.918947	32.404704	12.05%	0
2012	26.060546	28.918947	10.97%	0
2011	39.281295	26.060546	-33.66%	0
2010	32.044817	39.281295	22.58%	0
2009	18.250720	32.044817	75.58%	0
2008	38.966658	18.250720	-53.16%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.505889	10.661459	25.34%	0
2016	7.182082	8.505889	18.43%	0
2015	9.162735	7.182082	-21.62%	0
2014	9.799432	9.162735	-6.50%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.930835	10.113958	1.84%	0
2016*	10.000000	9.930835	-0.69%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	13.090537	16.216059	23.88%	0
2016	12.270492	13.090537	6.68%	0
2015	12.788982	12.270492	-4.05%	0
2014	14.100140	12.788982	-9.30%	0
2013	10.183068	14.100140	38.47%	0
2012*	10.000000	10.183068	1.83%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	28.518202	32.815061	15.07%	0
2016	25.562297	28.518202	11.56%	0
2015	26.316484	25.562297	-2.87%	0
2014	24.355034	26.316484	8.05%	0
2013	18.318495	24.355034	32.95%	0
2012	16.122926	18.318495	13.62%	0
2011	16.519974	16.122926	-2.40%	0
2010	15.149121	16.519974	9.05%	0
2009	12.617582	15.149121	20.06%	0
2008	19.133862	12.617582	-34.06%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	15.433584	19.192306	24.35%	0
2016	15.157397	15.433584	1.82%	0
2015	14.539877	15.157397	4.25%	0
2014	14.662964	14.539877	-0.84%	0
2013	11.716593	14.662964	25.15%	0
2012	10.307925	11.716593	13.67%	0
2011	10.702750	10.307925	-3.69%	0
2010*	10.000000	10.702750	7.03%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	10.056733	12.632368	25.61%	0
2016	9.690096	10.056733	3.78%	0
2015*	10.000000	9.690096	-3.10%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	12.441749	12.918941	3.84%	0
2016	11.986098	12.441749	3.80%	0
2015	12.327078	11.986098	-2.77%	0
2014	11.687977	12.327078	5.47%	0
2013	11.990000	11.687977	-2.52%	0
2012	11.199459	11.990000	7.06%	0
2011	10.836056	11.199459	3.35%	0
2010	10.342210	10.836056	4.78%	0
2009	9.643273	10.342210	7.25%	0
2008	10.983472	9.643273	-12.20%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	22.146379	23.797281	7.45%	0
2016	20.424505	22.146379	8.43%	0
2015	21.078495	20.424505	-3.10%	0
2014	20.893804	21.078495	0.88%	0
2013	23.354443	20.893804	-10.54%	0
2012	20.207642	23.354443	15.57%	0
2011	19.281092	20.207642	4.81%	0
2010	17.918838	19.281092	7.60%	0
2009	14.045524	17.918838	27.58%	0
2008	16.848924	14.045524	-16.64%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.232228	10.188317	10.36%	0
2016	8.189545	9.232228	12.73%	0
2015*	10.000000	8.189545	-18.10%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	16.210537	18.680041	15.23%	0
2016	14.893173	16.210537	8.85%	0
2015	16.362123	14.893173	-8.98%	0
2014	17.039279	16.362123	-3.97%	0
2013	13.173078	17.039279	29.35%	0
2012	10.956550	13.173078	20.23%	0
2011	11.276729	10.956550	-2.84%	0
2010*	10.000000	11.276729	12.77%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	23.994518	25.513247	6.33%	0
2016	20.355923	23.994518	17.87%	0
2015	21.725846	20.355923	-6.31%	0
2014	19.617821	21.725846	10.75%	0
2013	15.195144	19.617821	29.11%	0
2012	13.541825	15.195144	12.21%	0
2011	13.743741	13.541825	-1.47%	0
2010	12.387724	13.743741	10.95%	0
2009*	10.000000	12.387724	23.88%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	14.672143	16.659012	13.54%	21,914
2016	13.727661	14.672143	6.88%	21,914
2015	13.864243	13.727661	-0.99%	21,914
2014	13.467867	13.864243	2.94%	23,328
2013	11.141370	13.467867	20.88%	1,394
2012	9.820076	11.141370	13.46%	1,460
2011	9.922759	9.820076	-1.03%	1,498
2010	9.034298	9.922759	9.83%	1,520
2009	7.465869	9.034298	21.01%	1,526
2008	10.843154	7.465869	-31.15%	415
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	10.955312	11.087281	1.20%	0
2016	10.884112	10.955312	0.65%	0
2015	11.126283	10.884112	-2.18%	0
2014	10.809399	11.126283	2.93%	1,688
2013	11.315634	10.809399	-4.47%	1,632
2012	10.995134	11.315634	2.91%	1,407
2011	10.606108	10.995134	3.67%	1,331
2010	10.205658	10.606108	3.92%	1,307
2009	9.280979	10.205658	9.96%	1,306
2008	10.502388	9.280979	-11.63%	339
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	15.048988	19.326108	28.42%	0
2016	15.318758	15.048988	-1.76%	0
2015	14.663961	15.318758	4.47%	0
2014	14.686033	14.663961	-0.15%	0
2013	11.643199	14.686033	26.13%	0
2012	9.726901	11.643199	19.70%	0
2011	10.938302	9.726901	-11.07%	0
2010	10.023020	10.938302	9.13%	0
2009	7.218983	10.023020	38.84%	0
2008	11.998783	7.218983	-39.84%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	15.648893	19.610087	25.31%	0
2016	14.632935	15.648893	6.94%	0
2015	14.022697	14.632935	4.35%	0
2014	13.234019	14.022697	5.96%	0
2013	10.413584	13.234019	27.08%	0
2012	9.046835	10.413584	15.11%	0
2011	9.680230	9.046835	-6.54%	0
2010	8.352911	9.680230	15.89%	0
2009	6.138425	8.352911	36.08%	0
2008	11.222723	6.138425	-45.30%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	13.836706	16.542715	19.56%	0
2016	12.702711	13.836706	8.93%	0
2015	12.816088	12.702711	-0.88%	0
2014	11.858170	12.816088	8.08%	1,610
2013	9.095307	11.858170	30.38%	1,680
2012	7.924459	9.095307	14.78%	1,846
2011	8.266547	7.924459	-4.14%	1,902
2010	7.597040	8.266547	8.81%	1,899
2009	5.928601	7.597040	28.14%	1,883
2008	9.762924	5.928601	-39.27%	531
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	24.969561	28.814927	15.40%	0
2016	21.658570	24.969561	15.29%	0
2015	23.628957	21.658570	-8.34%	0
2014	22.124037	23.628957	6.80%	0
2013	16.676857	22.124037	32.66%	0
2012	14.393787	16.676857	15.86%	0
2011	15.063527	14.393787	-4.45%	0
2010	13.307463	15.063527	13.20%	0
2009	10.581010	13.307463	25.77%	0
2008	17.189769	10.581010	-38.45%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.340096	10.846777	16.13%	0
2016	9.250168	9.340096	0.97%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	20.431656	21.388079	4.68%	0
2016	18.252878	20.431656	11.94%	0
2015	19.114320	18.252878	-4.51%	0
2014	19.009644	19.114320	0.55%	0
2013	18.107101	19.009644	4.98%	0
2012	16.121321	18.107101	12.32%	0
2011	15.836568	16.121321	1.80%	0
2010	14.273771	15.836568	10.95%	0
2009	9.970928	14.273771	43.15%	0
2008	14.122069	9.970928	-29.39%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	13.584255	16.618259	22.33%	0
2016	12.201172	13.584255	11.34%	0
2015	12.594061	12.201172	-3.12%	0
2014	12.053878	12.594061	4.48%	0
2013	8.564913	12.053878	40.74%	0
2012	7.476887	8.564913	14.55%	0
2011	8.631396	7.476887	-13.38%	0
2010	7.629139	8.631396	13.14%	0
2009	5.086752	7.629139	49.98%	0
2008*	10.000000	5.086752	-49.13%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	15.279085	17.733263	16.06%	0
2016	14.151526	15.279085	7.97%	0
2015	14.493622	14.151526	-2.36%	0
2014	13.376068	14.493622	8.35%	0
2013	9.846058	13.376068	35.85%	0
2012	9.016009	9.846058	9.21%	0
2011	9.505383	9.016009	-5.15%	0
2010	7.845689	9.505383	21.15%	0
2009	6.095623	7.845689	28.71%	0
2008*	10.000000	6.095623	-39.04%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	12.578517	14.775950	17.47%	0
2016	11.837882	12.578517	6.26%	0
2015	12.288876	11.837882	-3.67%	0
2014	11.993938	12.288876	2.46%	0
2013	9.447642	11.993938	26.95%	0
2012	8.295902	9.447642	13.88%	0
2011	9.037008	8.295902	-8.20%	0
2010	8.017520	9.037008	12.72%	0
2009	6.329119	8.017520	26.68%	0
2008*	10.000000	6.329119	-36.71%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.257304	13.467439	9.87%	0
2016	11.780796	12.257304	4.04%	0
2015	12.143745	11.780796	-2.99%	0
2014	11.874946	12.143745	2.26%	0
2013	10.562844	11.874946	12.42%	0
2012	9.700454	10.562844	8.89%	0
2011	10.027838	9.700454	-3.26%	0
2010	9.263244	10.027838	8.25%	0
2009	7.884632	9.263244	17.48%	0
2008*	10.000000	7.884632	-21.15%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	12.599919	14.307720	13.55%	0
2016	11.973166	12.599919	5.23%	0
2015	12.375742	11.973166	-3.25%	0
2014	12.055552	12.375742	2.66%	13,186
2013	10.140761	12.055552	18.88%	13,813
2012	9.101244	10.140761	11.42%	14,357
2011	9.613325	9.101244	-5.33%	14,927
2010	8.723627	9.613325	10.20%	14,927
2009	7.165610	8.723627	21.74%	14,927
2008*	10.000000	7.165610	-28.34%	14,927
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.430372	11.920765	4.29%	0
2016	11.143052	11.430372	2.58%	0
2015	11.448690	11.143052	-2.67%	0
2014	11.299369	11.448690	1.32%	0
2013	10.982338	11.299369	2.89%	0
2012	10.419919	10.982338	5.40%	0
2011	10.478811	10.419919	-0.56%	0
2010	10.006663	10.478811	4.72%	0
2009	9.029915	10.006663	10.82%	0
2008*	10.000000	9.029915	-9.70%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.496412	11.812087	12.53%	0
2016	10.141082	10.496412	3.50%	0
2015	10.806831	10.141082	-6.16%	0
2014	10.778167	10.806831	0.27%	0
2013*	10.000000	10.778167	7.78%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.502021	12.129939	15.50%	0
2016	10.083850	10.502021	4.15%	0
2015	10.811680	10.083850	-6.73%	0
2014	10.916085	10.811680	-0.96%	0
2013*	10.000000	10.916085	9.16%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.459980	13.924425	11.75%	7,483
2016	11.904805	12.459980	4.66%	7,486
2015	12.272399	11.904805	-3.00%	7,488
2014	11.969453	12.272399	2.53%	15,185
2013	10.362445	11.969453	15.51%	0
2012	9.405547	10.362445	10.17%	0
2011	9.821305	9.405547	-4.23%	0
2010	8.993867	9.821305	9.20%	0
2009	7.521865	8.993867	19.57%	0
2008*	10.000000	7.521865	-24.78%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	12.540346	14.518437	15.77%	0
2016	11.886699	12.540346	5.50%	0
2015	12.308708	11.886699	-3.43%	0
2014	12.005828	12.308708	2.52%	0
2013	9.852628	12.005828	21.85%	0
2012	8.769858	9.852628	12.35%	0
2011	9.382225	8.769858	-6.53%	0
2010	8.444619	9.382225	11.10%	0
2009	6.804125	8.444619	24.11%	0
2008*	10.000000	6.804125	-31.96%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.069112	13.004341	7.75%	14
2016	11.612009	12.069112	3.94%	14
2015	11.970472	11.612009	-2.99%	910
2014	11.729710	11.970472	2.05%	5,922
2013	10.754332	11.729710	9.07%	0
2012	9.967594	10.754332	7.89%	0
2011	10.192952	9.967594	-2.21%	0
2010	9.534297	10.192952	6.91%	0
2009	8.262967	9.534297	15.39%	0
2008*	10.000000	8.262967	-17.37%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	11.812447	12.066844	2.15%	0
2016	11.472487	11.812447	2.96%	0
2015	11.804603	11.472487	-2.81%	0
2014	11.501237	11.804603	2.64%	0
2013	11.985097	11.501237	-4.04%	0
2012	11.373008	11.985097	5.38%	0
2011	10.917498	11.373008	4.17%	0
2010	10.427791	10.917498	4.70%	0
2009	9.793750	10.427791	6.47%	0
2008*	10.000000	9.793750	-2.06%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	12.643252	12.864380	1.75%	0
2016	12.477752	12.643252	1.33%	0
2015	12.792070	12.477752	-2.46%	0
2014	12.439242	12.792070	2.84%	0
2013	12.952001	12.439242	-3.96%	0
2012	12.332403	12.952001	5.02%	0
2011	11.859763	12.332403	3.99%	0
2010	11.187800	11.859763	6.01%	0
2009	9.799538	11.187800	14.17%	0
2008*	10.000000	9.799538	-2.00%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	11.839602	13.685744	15.59%	0
2016	10.840003	11.839602	9.22%	0
2015	11.416257	10.840003	-5.05%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.387414	12.710506	11.62%	0
2016	10.676966	11.387414	6.65%	0
2015	11.084585	10.676966	-3.68%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	24.927100	34.518414	38.48%	0
2016	23.652550	24.927100	5.39%	0
2015	28.798079	23.652550	-17.87%	0
2014	31.156320	28.798079	-7.57%	0
2013	31.640286	31.156320	-1.53%	0
2012	27.584275	31.640286	14.70%	0
2011	36.345122	27.584275	-24.10%	0
2010	31.978626	36.345122	13.65%	0
2009	19.997995	31.978626	59.91%	0
2008	48.482892	19.997995	-58.75%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	11.854920	11.866668	0.10%	0
2016	12.001029	11.854920	-1.22%	0
2015	12.253042	12.001029	-2.06%	0
2014	11.950681	12.253042	2.53%	0
2013	12.703573	11.950681	-5.93%	0
2012	12.572529	12.703573	1.04%	0
2011	11.954538	12.572529	5.17%	0
2010	11.635860	11.954538	2.74%	0
2009	11.556553	11.635860	0.69%	0
2008	10.941692	11.556553	11.56%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	8.850415	8.714877	-1.53%	0
2016	9.025259	8.850415	-1.94%	0
2015	9.204747	9.025259	-1.95%	0
2014	9.387808	9.204747	-1.95%	0
2013	9.574509	9.387808	-1.95%	0
2012	9.765449	9.574509	-1.96%	0
2011	9.959114	9.765449	-1.94%	0
2010	10.157162	9.959114	-1.95%	0
2009	10.354819	10.157162	-1.91%	0
2008	10.348233	10.354819	0.06%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	8.008003	9.978335	24.60%	0
2016	8.115402	8.008003	-1.32%	0
2015	8.552281	8.115402	-5.11%	0
2014	8.785622	8.552281	-2.66%	0
2013	7.621717	8.785622	15.27%	0
2012	6.746396	7.621717	12.97%	0
2011	7.644830	6.746396	-11.75%	0
2010	6.899575	7.644830	10.80%	0
2009	5.435866	6.899575	26.93%	0
2008*	10.000000	5.435866	-45.64%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	8.857738	10.809728	22.04%	0
2016	8.986409	8.857738	-1.43%	0
2015	9.294249	8.986409	-3.31%	0
2014	10.104360	9.294249	-8.02%	0
2013	8.515928	10.104360	18.65%	0
2012	7.347534	8.515928	15.90%	0
2011	8.598280	7.347534	-14.55%	0
2010	8.165074	8.598280	5.31%	0
2009	6.475014	8.165074	26.10%	0
2008	11.604467	6.475014	-44.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	23.967273	27.832483	16.13%	0
2016	22.328548	23.967273	7.34%	0
2015	23.002243	22.328548	-2.93%	0
2014	22.345704	23.002243	2.94%	0
2013	17.909927	22.345704	24.77%	0
2012	15.760488	17.909927	13.64%	0
2011	16.731092	15.760488	-5.80%	0
2010	14.885937	16.731092	12.40%	0
2009	11.935003	14.885937	24.73%	0
2008	19.273993	11.935003	-38.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	15.269557	16.639227	8.97%	0
2016	14.649101	15.269557	4.24%	0
2015	14.966448	14.649101	-2.12%	3,040
2014	14.594888	14.966448	2.55%	3,162
2013	13.123412	14.594888	11.21%	3,285
2012	12.236480	13.123412	7.25%	3,396
2011	12.369869	12.236480	-1.08%	3,516
2010	11.488255	12.369869	7.67%	3,639
2009*	10.000000	11.488255	14.88%	3,770
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	17.615153	19.830499	12.58%	0
2016	16.674050	17.615153	5.64%	0
2015	17.096610	16.674050	-2.47%	0
2014	16.572851	17.096610	3.16%	0
2013	14.144874	16.572851	17.17%	0
2012	12.852412	14.144874	10.06%	0
2011	13.231289	12.852412	-2.86%	0
2010	12.045182	13.231289	9.85%	0
2009*	10.000000	12.045182	20.45%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	13.411307	13.897812	3.63%	0
2016	13.117976	13.411307	2.24%	0
2015	13.343536	13.117976	-1.69%	0
2014	13.099296	13.343536	1.86%	0
2013	12.744055	13.099296	2.79%	0
2012	12.358508	12.744055	3.12%	0
2011	12.244822	12.358508	0.93%	0
2010	11.793354	12.244822	3.83%	0
2009	11.026204	11.793354	6.96%	0
2008	11.966235	11.026204	-7.86%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.484880	11.723551	11.81%	0
2016	10.115449	10.484880	3.65%	0
2015	10.662226	10.115449	-5.13%	0
2014	10.613630	10.662226	0.46%	0
2013*	10.000000	10.613630	6.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.542483	12.091059	14.69%	0
2016	10.052806	10.542483	4.87%	0
2015	10.674947	10.052806	-5.83%	0
2014	10.701720	10.674947	-0.25%	0
2013*	10.000000	10.701720	7.02%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	18.853199	20.876366	10.73%	0
2016	17.945268	18.853199	5.06%	0
2015	18.363639	17.945268	-2.28%	2,800
2014	17.806277	18.363639	3.13%	3,869
2013	15.571226	17.806277	14.35%	5,630
2012	14.332048	15.571226	8.65%	6,656
2011	14.622383	14.332048	-1.99%	6,603
2010	13.445621	14.622383	8.75%	7,217
2009	11.510438	13.445621	16.81%	7,956
2008	15.285064	11.510438	-24.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	21.806289	24.948616	14.41%	0
2016	20.500037	21.806289	6.37%	0
2015	21.061472	20.500037	-2.67%	2,445
2014	20.465842	21.061472	2.91%	3,412
2013	17.056007	20.465842	19.99%	4,957
2012	15.291798	17.056007	11.54%	6,130
2011	15.934161	15.291798	-4.03%	7,452
2010	14.402396	15.934161	10.64%	7,990
2009	11.808455	14.402396	21.97%	8,743
2008	17.554065	11.808455	-32.73%	1,280

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	16.178521	17.325210	7.09%	0
2016	15.609193	16.178521	3.65%	0
2015	15.924497	15.609193	-1.98%	0
2014	15.506288	15.924497	2.70%	0
2013	14.312546	15.506288	8.34%	0
2012	13.511552	14.312546	5.93%	0
2011	13.501187	13.511552	0.08%	0
2010	12.688935	13.501187	6.40%	0
2009	11.296366	12.688935	12.33%	0
2008	13.561316	11.296366	-16.70%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	22.511913	28.049481	24.60%	0
2016	22.219702	22.511913	1.32%	0
2015	21.619027	22.219702	2.78%	0
2014	20.309979	21.619027	6.45%	0
2013	15.198751	20.309979	33.63%	0
2012	13.090219	15.198751	16.11%	0
2011	13.691636	13.090219	-4.39%	0
2010	12.867835	13.691636	6.40%	0
2009*	10.000000	12.867835	28.68%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.114077	11.658249	15.27%	0
2016	9.502433	10.114077	6.44%	0
2015	9.914214	9.502433	-4.15%	0
2014*	10.000000	9.914214	-0.86%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.711433	12.782034	19.33%	0
2016	9.926706	10.711433	7.91%	0
2015	10.109830	9.926706	-1.81%	0
2014*	10.000000	10.109830	1.10%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	36.301282	41.212182	13.53%	0
2016	30.776705	36.301282	17.95%	0
2015	32.204971	30.776705	-4.43%	0
2014	30.017686	32.204971	7.29%	0
2013	23.010003	30.017686	30.45%	0
2012	19.977903	23.010003	15.18%	0
2011	20.906373	19.977903	-4.44%	0
2010	16.894982	20.906373	23.74%	102
2009	12.599854	16.894982	34.09%	103
2008	20.226044	12.599854	-37.70%	103

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	14.689575	15.315903	4.26%	0
2016	13.788618	14.689575	6.53%	0
2015	14.481429	13.788618	-4.78%	0
2014	14.217275	14.481429	1.86%	0
2013	14.664939	14.217275	-3.05%	0
2012	13.325004	14.664939	10.06%	0
2011	12.875031	13.325004	3.49%	0
2010	11.873865	12.875031	8.43%	0
2009	9.736227	11.873865	21.96%	0
2008	12.005886	9.736227	-18.90%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	9.663559	11.895432	23.10%	0
2016	10.104996	9.663559	-4.37%	0
2015	10.373896	10.104996	-2.59%	0
2014	10.725252	10.373896	-3.28%	0
2013	9.034304	10.725252	18.72%	0
2012	7.976413	9.034304	13.26%	0
2011	9.000995	7.976413	-11.38%	0
2010	8.066282	9.000995	11.59%	0
2009	6.044248	8.066282	33.45%	0
2008*	10.000000	6.044248	-39.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	13.974626	16.790907	20.15%	0
2016	13.575542	13.974626	2.94%	0
2015	14.627548	13.575542	-7.19%	0
2014	16.516926	14.627548	-11.44%	0
2013	13.916018	16.516926	18.69%	0
2012	12.126122	13.916018	14.76%	0
2011	14.795477	12.126122	-18.04%	0
2010	14.249548	14.795477	3.83%	0
2009	11.221641	14.249548	26.98%	0
2008	21.384785	11.221641	-47.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	14.005235	17.836292	27.35%	0
2016	14.004290	14.005235	0.01%	0
2015	13.849379	14.004290	1.12%	0
2014	12.823434	13.849379	8.00%	0
2013	9.729903	12.823434	31.79%	0
2012	8.544698	9.729903	13.87%	0
2011	9.005380	8.544698	-5.12%	0
2010	7.961577	9.005380	13.11%	225
2009	6.277357	7.961577	26.83%	0
2008*	10.000000	6.277357	-37.23%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	14.163439	15.882643	12.14%	0
2016	12.447110	14.163439	13.79%	0
2015	13.146474	12.447110	-5.32%	0
2014	12.162131	13.146474	8.09%	0
2013	9.186203	12.162131	32.40%	0
2012	7.967675	9.186203	15.29%	0
2011	8.653032	7.967675	-7.92%	0
2010	7.827338	8.653032	10.55%	0
2009	6.265525	7.827338	24.93%	0
2008*	10.000000	6.265525	-37.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	14.099530	17.630562	25.04%	0
2016	13.558135	14.099530	3.99%	0
2015	13.875771	13.558135	-2.29%	0
2014	13.644232	13.875771	1.70%	0
2013	10.039569	13.644232	35.90%	0
2012	8.931698	10.039569	12.40%	0
2011	9.533309	8.931698	-6.31%	0
2010	7.687878	9.533309	24.00%	163
2009	6.188086	7.687878	24.24%	164
2008*	10.000000	6.188086	-38.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	18.325112	20.455517	11.63%	0
2016	15.892422	18.325112	15.31%	0
2015	16.690140	15.892422	-4.78%	0
2014	14.546263	16.690140	14.74%	0
2013	10.934308	14.546263	33.03%	0
2012	9.585454	10.934308	14.07%	0
2011	10.008039	9.585454	-4.22%	0
2010	8.531911	10.008039	17.30%	0
2009	6.669444	8.531911	27.93%	0
2008*	10.000000	6.669444	-33.31%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	22.307047	27.264414	22.22%	0
2016	21.052971	22.307047	5.96%	0
2015	21.358593	21.052971	-1.43%	0
2014	21.244174	21.358593	0.54%	0
2013	15.051287	21.244174	41.15%	0
2012	13.574086	15.051287	10.88%	0
2011	13.963762	13.574086	-2.79%	0
2010	11.383451	13.963762	22.67%	0
2009	9.128209	11.383451	24.71%	0
2008	17.414054	9.128209	-47.58%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	36.357369	38.770960	6.64%	0
2016	29.517622	36.357369	23.17%	0
2015	32.125237	29.517622	-8.12%	0
2014	30.688022	32.125237	4.68%	0
2013	22.351848	30.688022	37.30%	0
2012	18.949634	22.351848	17.95%	0
2011	20.440477	18.949634	-7.29%	0
2010	16.482865	20.440477	24.01%	105
2009	13.356635	16.482865	23.41%	105
2008	20.122351	13.356635	-33.62%	105
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	32.727135	36.326525	11.00%	0
2016	27.236083	32.727135	20.16%	0
2015	28.314416	27.236083	-3.81%	0
2014	28.717928	28.314416	-1.41%	0
2013	20.838481	28.717928	37.81%	0
2012	18.445249	20.838481	12.97%	0
2011	19.970280	18.445249	-7.64%	0
2010	16.296331	19.970280	22.54%	0
2009	12.363666	16.296331	31.81%	0
2008	20.455785	12.363666	-39.56%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	22.560885	26.600949	17.91%	0
2016	20.698736	22.560885	9.00%	0
2015	20.971602	20.698736	-1.30%	0
2014	19.128379	20.971602	9.64%	0
2013	14.915989	19.128379	28.24%	0
2012	13.362918	14.915989	11.62%	0
2011	13.576782	13.362918	-1.58%	0
2010	12.229463	13.576782	11.02%	0
2009	9.933923	12.229463	23.11%	0
2008	17.352525	9.933923	-42.75%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	13.183858	13.721699	4.08%	0
2016	12.544898	13.183858	5.09%	0
2015	13.562081	12.544898	-7.50%	0
2014	10.755035	13.562081	26.10%	0
2013	10.680542	10.755035	0.70%	0
2012	9.424859	10.680542	13.32%	0
2011	9.055986	9.424859	4.07%	0
2010	7.114320	9.055986	27.29%	339
2009	5.559464	7.114320	27.97%	339
2008*	10.000000	5.559464	-44.41%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	13.960961	16.595079	18.87%	0
2016	12.781249	13.960961	9.23%	0
2015	12.913677	12.781249	-1.03%	0
2014	11.647335	12.913677	10.87%	0
2013*	10.000000	11.647335	16.47%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.910394	9.871129	-0.40%	0
2016	9.861228	9.910394	0.50%	0
2015	10.091776	9.861228	-2.28%	0
2014	10.241887	10.091776	-1.47%	0
2013	10.434583	10.241887	-1.85%	0
2012	10.280398	10.434583	1.50%	0
2011	10.349954	10.280398	-0.67%	0
2010	10.306389	10.349954	0.42%	0
2009	9.813634	10.306389	5.02%	0
2008*	10.000000	9.813634	-1.86%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	14.180420	15.876540	11.96%	0
2016	11.964520	14.180420	18.52%	0
2015	12.828800	11.964520	-6.74%	0
2014	12.514368	12.828800	2.51%	0
2013*	10.000000	12.514368	25.14%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	13.377552	16.097531	20.33%	0
2016	13.492419	13.377552	-0.85%	0
2015	14.319716	13.492419	-5.78%	0
2014	15.899946	14.319716	-9.94%	0
2013	13.502774	15.899946	17.75%	0
2012	11.518399	13.502774	17.23%	0
2011	13.414082	11.518399	-14.13%	0
2010	12.864296	13.414082	4.27%	0
2009*	10.000000	12.864296	28.64%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	28.600591	34.933127	22.14%	0
2016	28.002457	28.600591	2.14%	0
2015	28.278097	28.002457	-0.97%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	9.633568	9.530418	-1.07%	0
2016	9.706292	9.633568	-0.75%	0
2015	9.881184	9.706292	-1.77%	0
2014	10.016598	9.881184	-1.35%	0
2013	10.153185	10.016598	-1.35%	0
2012	9.899724	10.153185	2.56%	0
2011	10.066997	9.899724	-1.66%	0
2010	9.751814	10.066997	3.23%	0
2009	8.776128	9.751814	11.12%	0
2008	10.339136	8.776128	-15.12%	0
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	24.463118	28.408292	16.13%	0
2016	22.708715	24.463118	7.73%	0
2015	23.268227	22.708715	-2.40%	0
2014	21.498966	23.268227	8.23%	0
2013	15.934428	21.498966	34.92%	0
2012	14.644211	15.934428	8.81%	0
2011	15.409556	14.644211	-4.97%	0
2010	12.792100	15.409556	20.46%	0
2009	9.926852	12.792100	28.86%	0
2008	16.719252	9.926852	-40.63%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	28.138290	37.612542	33.67%	0
2016	28.741527	28.138290	-2.10%	0
2015	28.274821	28.741527	1.65%	0
2014	28.256219	28.274821	0.07%	0
2013	22.692867	28.256219	24.52%	0
2012	19.136033	22.692867	18.59%	0
2011	21.335250	19.136033	-10.31%	0
2010	18.806055	21.335250	13.45%	119
2009	13.763518	18.806055	36.64%	119
2008	23.526051	13.763518	-41.50%	119
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	9.916521	10.310651	3.97%	0
2016	9.516953	9.916521	4.20%	0
2015	9.954297	9.516953	-4.39%	0
2014	9.905471	9.954297	0.49%	0
2013	10.139690	9.905471	-2.31%	0
2012*	10.000000	10.139690	1.40%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.673756	10.754339	23.99%	0
2016	9.092687	8.673756	-4.61%	0
2015	8.994189	9.092687	1.10%	0
2014*	10.000000	8.994189	-10.06%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	24.565657	28.095282	14.37%	0
2016	22.509595	24.565657	9.13%	0
2015	22.265508	22.509595	1.10%	0
2014	20.569009	22.265508	8.25%	0
2013	15.960199	20.569009	28.88%	0
2012	13.959700	15.960199	14.33%	0
2011	14.281674	13.959700	-2.25%	0
2010	12.575351	14.281674	13.57%	0
2009	10.020365	12.575351	25.50%	0
2008	16.652019	10.020365	-39.82%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	35.855165	40.048651	11.70%	0
2016	31.074615	35.855165	15.38%	0
2015	33.749328	31.074615	-7.93%	0
2014	30.827666	33.749328	9.48%	0
2013	22.357865	30.827666	37.88%	0
2012	19.379189	22.357865	15.37%	0
2011	20.246317	19.379189	-4.28%	0
2010	16.779833	20.246317	20.66%	0
2009	12.502392	16.779833	34.21%	0
2008	20.568311	12.502392	-39.22%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.081144	11.207615	11.17%	0
2016	9.105932	10.081144	10.71%	0
2015	10.226711	9.105932	-10.96%	0
2014	10.382876	10.226711	-1.50%	0
2013	10.577812	10.382876	-1.84%	0
2012*	10.000000	10.577812	5.78%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	9.630977	10.367293	7.65%	0
2016	8.675662	9.630977	11.01%	0
2015	9.062546	8.675662	-4.27%	0
2014	9.114752	9.062546	-0.57%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.532998	11.436860	8.58%	0
2016	10.438810	10.532998	0.90%	0
2015	11.469395	10.438810	-8.99%	0
2014	11.662394	11.469395	-1.65%	0
2013	12.730338	11.662394	-8.39%	0
2012	12.338602	12.730338	3.17%	0
2011	11.606488	12.338602	6.31%	0
2010	10.822960	11.606488	7.24%	0
2009*	10.000000	10.822960	8.23%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	10.889914	10.811841	-0.72%	0
2016	10.962826	10.889914	-0.67%	0
2015	11.157555	10.962826	-1.75%	0
2014	11.294935	11.157555	-1.22%	0
2013	11.546390	11.294935	-2.18%	0
2012	11.136275	11.546390	3.68%	0
2011	11.243820	11.136275	-0.96%	0
2010	10.902078	11.243820	3.13%	0
2009*	10.000000	10.902078	9.02%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.070171	10.101951	0.32%	0
2016*	10.000000	10.070171	0.70%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.379677	10.668095	2.78%	0
2016	10.318944	10.379677	0.59%	0
2015	10.488961	10.318944	-1.62%	0
2014	10.269571	10.488961	2.14%	0
2013	10.693354	10.269571	-3.96%	0
2012	9.960299	10.693354	7.36%	0
2011*	10.000000	9.960299	-0.40%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.215011	12.15%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.310233	13.234126	28.36%	0
2016*	10.000000	10.310233	3.10%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	16.017126	19.880416	24.12%	0
2016	16.745650	16.017126	-4.35%	0
2015	17.054831	16.745650	-1.81%	0
2014	18.658719	17.054831	-8.60%	0
2013	14.858667	18.658719	25.57%	0
2012	12.430523	14.858667	19.53%	0
2011	15.261968	12.430523	-18.55%	0
2010	14.146876	15.261968	7.88%	0
2009	11.576553	14.146876	22.20%	0
2008	21.066102	11.576553	-45.05%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	26.756409	33.400505	24.83%	0
2016	30.562098	26.756409	-12.45%	0
2015	27.713887	30.562098	10.28%	0
2014	21.539315	27.713887	28.67%	0
2013	14.595017	21.539315	47.58%	0
2012	11.363302	14.595017	28.44%	0
2011	10.498469	11.363302	8.24%	0
2010*	10.000000	10.498469	4.98%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.511242	7.219996	-3.88%	0
2016	5.341347	7.511242	40.62%	0
2015	8.207733	5.341347	-34.92%	0
2014	10.379231	8.207733	-20.92%	0
2013	9.597551	10.379231	8.14%	0
2012*	10.000000	9.597551	-4.02%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.661741	7.385177	-3.61%	0
2016	5.437103	7.661741	40.92%	0
2015	8.332372	5.437103	-34.75%	0
2014	10.505179	8.332372	-20.68%	0
2013	9.693042	10.505179	8.38%	0
2012*	10.000000	9.693042	-3.07%	0
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2017	18.808354	24.823374	31.98%	0
2016	19.082443	18.808354	-1.44%	0
2015	19.203870	19.082443	-0.63%	0
2014	18.857092	19.203870	1.84%	0
2013	13.748729	18.857092	37.16%	0
2012	11.647721	13.748729	18.04%	0
2011	12.575774	11.647721	-7.38%	0
2010*	10.000000	12.575774	25.76%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	22.466353	27.726058	23.41%	0
2016	21.264601	22.466353	5.65%	0
2015	22.331284	21.264601	-4.78%	0
2014	23.211348	22.331284	-3.79%	0
2014	23.211348	22.331284	-3.79%	0
2013	15.757536	23.211348	47.30%	0
2012	14.898983	15.757536	5.76%	0
2011	15.926844	14.898983	-6.45%	0
2010	12.812951	15.926844	24.30%	0
2009	8.560950	12.812951	49.67%	0
2008	14.906247	8.560950	-42.57%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	11.093419	12.429435	12.04%	0
2016	10.950581	11.093419	1.30%	0
2015	11.321262	10.950581	-3.27%	0
2014	11.085940	11.321262	2.12%	0
2013	10.106163	11.085940	9.69%	0
2012*	10.000000	10.106163	1.06%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	24.789826	28.813859	16.23%	0
2016	22.773229	24.789826	8.86%	0
2015	22.911130	22.773229	-0.60%	0
2014	21.391357	22.911130	7.10%	0
2013	16.217588	21.391357	31.90%	0
2012	14.115211	16.217588	14.89%	0
2011	13.578408	14.115211	3.95%	0
2010	12.283222	13.578408	10.54%	0
2009	10.414647	12.283222	17.94%	0
2008	17.920145	10.414647	-41.88%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	36.928221	40.842478	10.60%	0
2016	30.193849	36.928221	22.30%	0
2015	32.670414	30.193849	-7.58%	0
2014	30.599720	32.670414	6.77%	0
2013	22.685955	30.599720	34.88%	0
2012	19.540947	22.685955	16.09%	5
2011	21.820428	19.540947	-10.45%	6
2010	17.588597	21.820428	24.06%	172
2009	12.580856	17.588597	39.80%	361
2008	19.980747	12.580856	-37.04%	533
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	12.529707	12.730673	1.60%	0
2016	12.247367	12.529707	2.31%	0
2015	12.813619	12.247367	-4.42%	0
2014	12.657454	12.813619	1.23%	0
2013	14.112464	12.657454	-10.31%	0
2012	13.410674	14.112464	5.23%	16
2011	12.245336	13.410674	9.52%	15
2010	11.886696	12.245336	3.02%	530
2009	11.005130	11.886696	8.01%	988
2008	11.411009	11.005130	-3.56%	950

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2017	23.536664	27.749451	17.90%	0
2016	21.215282	23.536664	10.94%	0
2015	23.017611	21.215282	-7.83%	0
2014	20.908928	23.017611	10.09%	0
2013	15.747635	20.908928	32.78%	0
2012	14.039930	15.747635	12.16%	0
2011	13.927941	14.039930	0.80%	0
2010	12.481902	13.927941	11.59%	0
2009	10.814518	12.481902	15.42%	0
2008	16.907376	10.814518	-36.04%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2017	25.678797	28.052720	9.24%	336
2016	21.350886	25.678797	20.27%	347
2015	22.136312	21.350886	-3.55%	371
2014	19.432451	22.136312	13.91%	0
2013	15.264684	19.432451	27.30%	0
2012	13.402114	15.264684	13.90%	0
2011	13.791333	13.402114	-2.82%	0
2010	11.828022	13.791333	16.60%	0
2009	9.298292	11.828022	27.21%	0
2008	12.568812	9.298292	-26.02%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.057149	12.623683	14.17%	0
2016	9.721023	11.057149	13.74%	0
2015*	10.000000	9.721023	-2.79%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	14.540489	16.204024	11.44%	0
2016	14.292562	14.540489	1.73%	0
2015	14.731757	14.292562	-2.98%	0
2014	14.747464	14.731757	-0.11%	0
2013	13.152347	14.747464	12.13%	0
2012	12.204946	13.152347	7.76%	0
2011	12.923966	12.204946	-5.56%	0
2010	12.014804	12.923966	7.57%	0
2009*	10.000000	12.014804	20.15%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.146381	10.647888	4.94%	0
2016	9.176544	10.146381	10.57%	0
2015*	10.000000	9.176544	-8.23%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.789438	9.901784	1.15%	0
2016	9.748940	9.789438	0.42%	0
2015*	10.000000	9.748940	-2.51%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.159257	1.59%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	14.842606	16.256998	9.53%	0
2016	11.553198	14.842606	28.47%	0
2015	12.603502	11.553198	-8.33%	0
2014	12.176596	12.603502	3.51%	0
2013*	10.000000	12.176596	21.77%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.689956	13.180011	12.75%	0
2016	10.353854	11.689956	12.90%	0
2015	10.837883	10.353854	-4.47%	0
2014*	10.000000	10.837883	8.38%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	38.038576	41.903939	10.16%	0
2016	30.870456	38.038576	23.22%	0
2015	32.251852	30.870456	-4.28%	0
2014	31.306695	32.251852	3.02%	0
2013	22.702082	31.306695	37.90%	0
2012	20.015618	22.702082	13.42%	0
2011	20.308990	20.015618	-1.44%	0
2010	16.469490	20.308990	23.31%	0
2009	13.441686	16.469490	22.53%	0
2008	19.854246	13.441686	-32.30%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	25.229041	29.970971	18.80%	0
2016	23.099606	25.229041	9.22%	0
2015	23.368092	23.099606	-1.15%	0
2014	21.082293	23.368092	10.84%	0
2013	16.333683	21.082293	29.07%	0
2012	14.434186	16.333683	13.16%	0
2011	14.493289	14.434186	-0.41%	100
2010	12.911867	14.493289	12.25%	99
2009	10.452937	12.911867	23.52%	101
2008	17.017813	10.452937	-32.30%	95
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2017	21.212475	26.404696	24.48%	0
2016	20.109095	21.212475	5.49%	0
2015	21.091894	20.109095	-4.66%	0
2014	19.960095	21.091894	5.67%	0
2013	16.856739	19.960095	18.41%	0
2012	15.618215	16.856739	7.93%	0
2011	14.655453	15.618215	6.57%	0
2010	12.998709	14.655453	12.75%	0
2009	10.851741	12.998709	19.78%	0
2008	15.756723	10.851741	-31.13%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2017	20.538424	25.034508	21.89%	0
2016	17.943753	20.538424	14.46%	0
2015	18.783773	17.943753	-4.47%	0
2014	18.917165	18.783773	-0.71%	0
2013	13.023261	18.917165	45.26%	0
2012	11.052653	13.023261	17.83%	0
2011	13.122763	11.052653	-15.77%	0
2010	10.235941	13.122763	28.20%	0
2009	8.305143	10.235941	23.25%	0
2008	13.619162	8.305143	-39.02%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.235288	10.376444	1.38%	0
2016	9.586053	10.235288	6.77%	0
2015	9.879704	9.586053	-2.97%	0
2014	10.023973	9.879704	-1.44%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	13.145182	14.257425	8.46%	0
2016	14.041878	13.145182	-6.39%	0
2015	15.313850	14.041878	-8.31%	0
2014	15.837147	15.313850	-3.30%	0
2013	13.917604	15.837147	13.79%	0
2012	12.908055	13.917604	7.82%	0
2011	13.938823	12.908055	-7.39%	0
2010	12.585925	13.938823	10.75%	0
2009	11.338646	12.585925	11.00%	0
2008	16.450925	11.338646	-31.08%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	12.907117	13.123973	1.68%	0
2016	12.720535	12.907117	1.47%	0
2015	13.037433	12.720535	-2.43%	0
2014	12.852027	13.037433	1.44%	0
2013	13.016625	12.852027	-1.26%	0
2012	12.136459	13.016625	7.25%	0
2011	12.141791	12.136459	-0.04%	0
2010	11.441913	12.141791	6.12%	0
2009	9.716829	11.441913	17.75%	0
2008	10.725195	9.716829	-9.40%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2017	14.513895	16.044753	10.55%	0
2016	14.073210	14.513895	3.13%	0
2015	14.437002	14.073210	-2.52%	0
2014	14.136329	14.437002	2.13%	0
2013	12.743149	14.136329	10.93%	0
2012	11.653935	12.743149	9.35%	0
2011	11.942285	11.653935	-2.41%	0
2010	10.827476	11.942285	10.30%	0
2009	8.913255	10.827476	21.48%	0
2008	12.154417	8.913255	-26.67%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2017	15.141326	17.252372	13.94%	0
2016	14.602141	15.141326	3.69%	0
2015	14.968878	14.602141	-2.45%	0
2014	14.603300	14.968878	2.50%	0
2013	12.886464	14.603300	13.32%	0
2012	11.629948	12.886464	10.80%	0
2011	12.015974	11.629948	-3.21%	0
2010	10.724355	12.015974	12.04%	0
2009	8.512922	10.724355	25.98%	0
2008	12.927048	8.512922	-34.15%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2017	15.874465	18.777519	18.29%	0
2016	15.226975	15.874465	4.25%	0
2015	15.620484	15.226975	-2.52%	0
2014	15.217470	15.620484	2.65%	0
2013	12.789803	15.217470	18.98%	0
2012	11.331155	12.789803	12.87%	0
2011	11.898578	11.331155	-4.77%	0
2010	10.476459	11.898578	13.57%	0
2009	8.149378	10.476459	28.56%	0
2008	13.450189	8.149378	-39.41%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.386296	11.819691	13.80%	0
2016*	10.000000	10.386296	3.86%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	16.540153	15.760382	-4.71%	0
2016	12.641213	16.540153	30.84%	0
2015	16.277112	12.641213	-22.34%	0
2014	19.040356	16.277112	-14.51%	0
2013	15.650026	19.040356	21.66%	0
2012	15.248274	15.650026	2.63%	0
2011	16.412262	15.248274	-7.09%	0
2010	14.054514	16.412262	16.78%	0
2009	9.718154	14.054514	44.62%	0
2008	21.750264	9.718154	-55.32%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	23.529291	25.977235	10.40%	75
2016	20.396102	23.529291	15.36%	78
2015	21.733564	20.396102	-6.15%	80
2014	20.443580	21.733564	6.31%	0
2013	16.319340	20.443580	25.27%	0
2012	14.226743	16.319340	14.71%	0
2011	14.422051	14.226743	-1.35%	28
2010	12.805864	14.422051	12.62%	28
2009	10.060711	12.805864	27.29%	28
2008	17.952378	10.060711	-43.96%	29
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.209326	12.810751	14.29%	0
2016*	10.000000	11.209326	12.09%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	24.138587	31.894091	32.13%	0
2016	24.495145	24.138587	-1.46%	0
2015	23.380750	24.495145	4.77%	0
2014	21.491087	23.380750	8.79%	0
2013	16.124534	21.491087	33.28%	0
2012	14.382815	16.124534	12.11%	0
2011	14.680492	14.382815	-2.03%	0
2010	12.093964	14.680492	21.39%	0
2009	9.643854	12.093964	25.41%	0
2008	18.676923	9.643854	-48.36%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	13.180598	13.433386	1.92%	337
2016	12.872430	13.180598	2.39%	304
2015	13.247709	12.872430	-2.83%	299
2014	12.799039	13.247709	3.51%	0
2013	13.336017	12.799039	-4.03%	0
2012	12.886699	13.336017	3.49%	0
2011	12.284691	12.886699	4.90%	0
2010	11.655600	12.284691	5.40%	0
2009	10.300077	11.655600	13.16%	0
2008	10.887139	10.300077	-5.39%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	36.801640	43.475075	18.13%	46
2016	33.550316	36.801640	9.69%	49
2015	34.801933	33.550316	-3.60%	48
2014	33.492090	34.801933	3.91%	0
2013	25.152950	33.492090	33.15%	0
2012	22.404753	25.152950	12.27%	0
2011	25.644353	22.404753	-12.63%	29
2010	20.352237	25.644353	26.00%	26
2009	14.860226	20.352237	36.96%	29
2008	25.108879	14.860226	-40.82%	33

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	19.494328	24.835075	27.40%	0
2016	20.997299	19.494328	-7.16%	0
2015	20.742119	20.997299	1.23%	0
2014	23.080486	20.742119	-10.13%	0
2013	18.093151	23.080486	27.56%	0
2012	15.337628	18.093151	17.97%	0
2011	18.933315	15.337628	-18.99%	0
2010	17.122640	18.933315	10.57%	0
2009	13.842568	17.122640	23.70%	0
2008	25.206389	13.842568	-45.08%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017	11.836697	12.038159	1.70%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	29.793888	34.772725	16.71%	0
2016	27.820724	29.793888	7.09%	0
2015	29.324137	27.820724	-5.13%	0
2014	28.092908	29.324137	4.38%	0
2013	22.019527	28.092908	27.58%	0
2012	17.683812	22.019527	24.52%	0
2011	19.836895	17.683812	-10.85%	0
2010	16.021586	19.836895	23.81%	0
2009	10.403005	16.021586	54.01%	0
2008	21.792351	10.403005	10.40%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	12.311382	13.511207	9.75%	0
2016	11.099003	12.311382	10.92%	0
2015	12.075865	11.099003	-8.09%	0
2014	11.981099	12.075865	0.79%	0
2013	9.877544	11.981099	21.30%	0
2012	8.739564	9.877544	13.02%	0
2011	9.057230	8.739564	-3.51%	0
2010	8.382437	9.057230	8.05%	0
2009	6.566886	8.382437	27.65%	0
2008*	10.000000	6.566886	-34.33%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	14.691182	15.790961	7.49%	0
2016	13.146530	14.691182	11.75%	0
2015	14.433032	13.146530	-8.91%	0
2014	14.077774	14.433032	2.52%	0
2013	12.607377	14.077774	11.66%	0
2012	11.420312	12.607377	10.39%	0
2011	11.381495	11.420312	0.34%	0
2010	10.307392	11.381495	10.42%	0
2009	7.756633	10.307392	32.88%	0
2008	11.252036	7.756633	-31.06%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2017	25.490748	30.118592	18.15%	0
2016	22.413766	25.490748	13.73%	0
2015	23.737143	22.413766	-5.58%	0
2014	22.278240	23.737143	6.55%	0
2013	17.528600	22.278240	27.10%	0
2012	15.976137	17.528600	9.72%	0
2011	15.378887	15.976137	3.88%	0
2010	13.007255	15.378887	18.23%	0
2009	11.310939	13.007255	15.00%	0
2008	15.832786	11.310939	-28.56%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	35.389190	38.377835	8.45%	0
2016	27.736252	35.389190	27.59%	0
2015	30.559886	27.736252	-9.24%	0
2014	31.006643	30.559886	-1.44%	0
2013	23.223340	31.006643	33.52%	0
2012	20.017536	23.223340	16.01%	0
2011	21.223345	20.017536	-5.68%	0
2010	16.889459	21.223345	25.66%	0
2009	13.343704	16.889459	26.57%	0
2008	20.328398	13.343704	-34.36%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.435665	11.608387	37.61%	0
2016	7.328975	8.435665	15.10%	0
2015	9.302213	7.328975	-21.21%	0
2014*	10.000000	9.302213	-6.98%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	19.776154	22.617235	14.37%	0
2016	18.827701	19.776154	5.04%	0
2015	20.546087	18.827701	-8.36%	0
2014	23.591756	20.546087	-12.91%	0
2013	19.576195	23.591756	20.51%	0
2012	16.895976	19.576195	15.86%	0
2011	19.291957	16.895976	-12.42%	0
2010	18.158811	19.291957	6.24%	0
2009	13.520894	18.158811	34.30%	0
2008	23.141396	13.520894	-41.57%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.165653	9.155821	-0.11%	0
2016	9.085217	9.165653	0.89%	0
2015	9.687708	9.085217	-6.22%	0
2014	9.707479	9.687708	-0.20%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.887125	12.069031	10.86%	0
2016	10.646874	10.887125	2.26%	0
2015	11.535221	10.646874	-7.70%	0
2014	11.323851	11.535221	1.87%	0
2013	10.174559	11.323851	11.30%	0
2012*	10.000000	10.174559	1.75%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.846341	10.004560	1.61%	0
2016	10.095561	9.846341	-2.47%	0
2015	10.114593	10.095561	-0.19%	0
2014	9.861505	10.114593	2.57%	0
2013*	10.000000	9.861505	-1.38%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	14.308613	17.813476	24.49%	0
2016	14.311170	14.308613	-0.02%	0
2015	13.941028	14.311170	2.66%	0
2014	13.151264	13.941028	6.01%	0
2013	9.599394	13.151264	37.00%	0
2012*	10.000000	9.599394	-4.01%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	13.252515	14.891438	12.37%	0
2016	11.949361	13.252515	10.91%	0
2015	12.738549	11.949361	-6.20%	0
2014	12.478245	12.738549	2.09%	0
2013	9.911560	12.478245	25.90%	0
2012*	10.000000	9.911560	-0.88%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.367066	16.001249	19.71%	0
2016	13.561506	13.367066	-1.43%	0
2015	13.695620	13.561506	-0.98%	0
2014	12.976990	13.695620	5.54%	0
2013	9.693522	12.976990	33.87%	0
2012*	10.000000	9.693522	-3.06%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	13.039207	15.114357	15.91%	0
2016	13.655295	13.039207	-4.51%	0
2015	15.202990	13.655295	-10.18%	0
2014	16.375548	15.202990	-7.16%	0
2013	13.353591	16.375548	22.63%	0
2012	11.434104	13.353591	16.79%	0
2011	12.573051	11.434104	-9.06%	0
2010	11.805310	12.573051	6.50%	0
2009*	10.000000	11.805310	18.05%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	12.145221	12.697952	4.55%	0
2016	10.665878	12.145221	13.87%	0
2015	11.640813	10.665878	-8.38%	0
2014	11.656352	11.640813	-0.13%	0
2013	10.764030	11.656352	8.29%	0
2012*	10.000000	10.764030	7.64%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	12.953034	16.109186	24.37%	0
2016	12.454962	12.953034	4.00%	0
2015	13.488862	12.454962	-7.66%	0
2014	12.760017	13.488862	5.71%	0
2013	10.020404	12.760017	27.34%	0
2012*	10.000000	10.020404	0.20%	0
Janus Henderson VIT Balanced Portfolio: Service Sharess - Q/NQ
2017	22.298951	25.817626	15.78%	0
2016	21.809784	22.298951	2.24%	0
2015	22.163913	21.809784	-1.60%	0
2014	20.894818	22.163913	6.07%	0
2013	17.796857	20.894818	17.41%	0
2012	16.018436	17.796857	11.10%	0
2011	16.126109	16.018436	-0.67%	0
2010	15.219304	16.126109	5.96%	0
2009	12.366211	15.219304	23.07%	0
2008	15.033046	12.366211	-17.74%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.757441	9.883461	1.29%	0
2016	9.739634	9.757441	0.18%	0
2015*	10.000000	9.739634	-2.60%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	30.546790	38.917987	27.40%	0
2016	30.574576	30.546790	-0.09%	0
2015	27.871410	30.574576	9.70%	0
2014	26.219945	27.871410	6.30%	0
2013	20.441302	26.219945	28.27%	0
2012	16.841270	20.441302	21.38%	0
2011	18.466169	16.841270	-8.80%	0
2010	17.696209	18.466169	4.35%	0
2009	12.366694	17.696209	43.10%	0
2008	22.660553	12.366694	-45.43%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	16.127631	22.905422	42.03%	0
2016	14.453724	16.127631	11.58%	0
2015	14.093946	14.453724	2.55%	0
2014	13.152135	14.093946	7.16%	0
2013	9.912337	13.152135	32.68%	0
2012*	10.000000	9.912337	-0.88%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	22.682524	29.078340	28.20%	0
2016	24.808265	22.682524	-8.57%	0
2015	27.758883	24.808265	-10.63%	0
2014	32.225426	27.758883	-13.86%	0
2013	28.773624	32.225426	12.00%	0
2012	25.942858	28.773624	10.91%	0
2011	39.123862	25.942858	-33.69%	0
2010	31.932648	39.123862	22.52%	0
2009	18.196107	31.932648	75.49%	0
2008	38.869952	18.196107	-53.19%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.489993	10.636132	25.28%	0
2016	7.172301	8.489993	18.37%	0
2015	9.154931	7.172301	-21.66%	0
2014	9.796088	9.154931	-6.55%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.927480	10.105403	1.79%	0
2016*	10.000000	9.927480	-0.73%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	13.059430	16.169310	23.81%	222
2016	12.247576	13.059430	6.63%	240
2015	12.771610	12.247576	-4.10%	238
2014	14.088176	12.771610	-9.35%	0
2013	10.179611	14.088176	38.40%	0
2012*	10.000000	10.179611	1.80%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	28.317038	32.567039	15.01%	444
2016	25.394899	28.317038	11.51%	468
2015	26.157500	25.394899	-2.92%	482
2014	24.220258	26.157500	8.00%	0
2013	18.226412	24.220258	32.89%	0
2012	16.050085	18.226412	13.56%	0
2011	16.453716	16.050085	-2.45%	0
2010	15.096050	16.453716	8.99%	0
2009	12.579805	15.096050	20.00%	0
2008	19.086329	12.579805	-34.09%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	15.381252	19.117508	24.29%	569
2016	15.113680	15.381252	1.77%	573
2015	14.505331	15.113680	4.19%	597
2014	14.635577	14.505331	-0.89%	0
2013	11.700669	14.635577	25.08%	0
2012	10.299191	11.700669	13.61%	0
2011	10.699132	10.299191	-3.74%	0
2010*	10.000000	10.699132	6.99%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	10.047705	12.614613	25.55%	0
2016	9.686323	10.047705	3.73%	0
2015*	10.000000	9.686323	-3.14%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	12.355315	12.822670	3.78%	0
2016	11.908896	12.355315	3.75%	0
2015	12.253926	11.908896	-2.82%	0
2014	11.624547	12.253926	5.41%	0
2013	11.931003	11.624547	-2.57%	0
2012	11.150052	11.931003	7.00%	0
2011	10.793736	11.150052	3.30%	0
2010	10.307072	10.793736	4.72%	0
2009	9.615416	10.307072	7.19%	0
2008	10.957326	9.615416	-12.25%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	21.988829	23.615977	7.40%	0
2016	20.289521	21.988829	8.38%	0
2015	20.949877	20.289521	-3.15%	0
2014	20.776917	20.949877	0.83%	0
2013	23.235634	20.776917	-10.58%	0
2012	20.115123	23.235634	15.51%	0
2011	19.202574	20.115123	4.75%	0
2010	17.854970	19.202574	7.55%	0
2009	14.002597	17.854970	27.51%	0
2008	16.805998	14.002597	-16.68%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.224384	10.174484	10.30%	0
2016	8.186750	9.224384	12.67%	0
2015*	10.000000	8.186750	-18.13%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	16.159674	18.611963	15.18%	0
2016	14.853992	16.159674	8.79%	0
2015	16.327400	14.853992	-9.02%	0
2014	17.011796	16.327400	-4.02%	0
2013	13.158540	17.011796	29.28%	0
2012	10.950060	13.158540	20.17%	0
2011	11.275788	10.950060	-2.89%	0
2010*	10.000000	11.275788	12.76%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	23.900966	25.400856	6.28%	77
2016	20.286872	23.900966	17.81%	77
2015	21.663188	20.286872	-6.35%	81
2014	19.571224	21.663188	10.69%	0
2013	15.166777	19.571224	29.04%	0
2012	13.523452	15.166777	12.15%	12
2011	13.732077	13.523452	-1.52%	156
2010	12.383510	13.732077	10.89%	558
2009*	10.000000	12.383510	23.84%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	14.592513	16.560184	13.48%	1,472
2016	13.660106	14.592513	6.83%	1,474
2015	13.803048	13.660106	-1.04%	1,476
2014	13.415262	13.803048	2.89%	5,584
2013	11.103511	13.415262	20.82%	16,155
2012	9.791710	11.103511	13.40%	16,348
2011	9.899139	9.791710	-1.09%	4,349
2010	9.017389	9.899139	9.78%	4,410
2009	7.455703	9.017389	20.95%	4,426
2008	10.833923	7.455703	-31.18%	4,461
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	10.895891	11.021538	1.15%	0
2016	10.830583	10.895891	0.60%	0
2015	11.077207	10.830583	-2.23%	0
2014	10.767219	11.077207	2.88%	4,901
2013	11.277224	10.767219	-4.52%	4,739
2012	10.963430	11.277224	2.86%	4,106
2011	10.580908	10.963430	3.62%	3,989
2010	10.186610	10.580908	3.87%	4,514
2009	9.268369	10.186610	9.91%	5,041
2008	10.493465	9.268369	-11.67%	4,714
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	14.967326	19.211474	28.36%	0
2016	15.243379	14.967326	-1.81%	0
2015	14.599258	15.243379	4.41%	0
2014	14.628691	14.599258	-0.20%	0
2013	11.603661	14.628691	26.07%	0
2012	9.698831	11.603661	19.64%	0
2011	10.912299	9.698831	-11.12%	0
2010	10.004291	10.912299	9.08%	0
2009	7.209163	10.004291	38.77%	0
2008	11.988593	7.209163	-39.87%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	15.564017	19.493829	25.25%	479
2016	14.560960	15.564017	6.89%	528
2015	13.960842	14.560960	4.30%	544
2014	13.182359	13.960842	5.91%	0
2013	10.378207	13.182359	27.02%	0
2012	9.020713	10.378207	15.05%	0
2011	9.657187	9.020713	-6.59%	216
2010	8.337279	9.657187	15.83%	208
2009	6.130054	8.337279	36.01%	215
2008	11.213159	6.130054	-45.33%	224
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	13.768617	16.452943	19.50%	0
2016	12.646627	13.768617	8.87%	0
2015	12.766017	12.646627	-0.94%	0
2014	11.817868	12.766017	8.02%	4,670
2013	9.069012	11.817868	30.31%	4,876
2012	7.905590	9.069012	14.72%	5,359
2011	8.251065	7.905590	-4.19%	5,517
2010	7.586684	8.251065	8.76%	5,506
2009	5.923551	7.586684	28.08%	5,459
2008	9.759595	5.923551	-39.31%	5,845
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	24.793514	28.597231	15.34%	0
2016	21.516811	24.793514	15.23%	0
2015	23.486289	21.516811	-8.39%	0
2014	22.001672	23.486289	6.75%	0
2013	16.593071	22.001672	32.60%	0
2012	14.328796	16.593071	15.80%	0
2011	15.003144	14.328796	-4.49%	121
2010	13.260872	15.003144	13.14%	115
2009	10.549343	13.260872	25.70%	116
2008	17.147089	10.549343	-38.48%	112
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.333117	10.833169	16.07%	0
2016	9.247958	9.333117	0.92%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	20.287606	21.226477	4.63%	0
2016	18.133402	20.287606	11.88%	0
2015	18.998896	18.133402	-4.56%	0
2014	18.904494	18.998896	0.50%	0
2013	18.016127	18.904494	4.93%	0
2012	16.048532	18.016127	12.26%	0
2011	15.773083	16.048532	1.75%	0
2010	14.223803	15.773083	10.89%	0
2009	9.941084	14.223803	43.08%	0
2008	14.086994	9.941084	-29.43%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	13.524370	16.536585	22.27%	0
2016	12.153556	13.524370	11.28%	0
2015	12.551303	12.153556	-3.17%	0
2014	12.019099	12.551303	4.43%	0
2013	8.544554	12.019099	40.66%	0
2012	7.462924	8.544554	14.49%	0
2011	8.619664	7.462924	-13.42%	0
2010	7.622653	8.619664	13.08%	0
2009	5.085011	7.622653	49.90%	0
2008*	10.000000	5.085011	-49.15%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	15.211716	17.646102	16.00%	157
2016	14.096301	15.211716	7.91%	164
2015	14.444423	14.096301	-2.41%	165
2014	13.337464	14.444423	8.30%	0
2013	9.822647	13.337464	35.78%	0
2012	8.999172	9.822647	9.15%	0
2011	9.492455	8.999172	-5.20%	0
2010	7.839014	9.492455	21.09%	0
2009	6.093540	7.839014	28.64%	0
2008*	10.000000	6.093540	-39.06%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	12.523060	14.703318	17.41%	0
2016	11.791701	12.523060	6.20%	0
2015	12.247180	11.791701	-3.72%	0
2014	11.959338	12.247180	2.41%	0
2013	9.425192	11.959338	26.89%	0
2012	8.280415	9.425192	13.83%	0
2011	9.024733	8.280415	-8.25%	0
2010	8.010702	9.024733	12.66%	0
2009	6.326955	8.010702	26.61%	0
2008*	10.000000	6.326955	-36.73%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.203261	13.401242	9.82%	1,707
2016	11.734820	12.203261	3.99%	1,778
2015	12.102530	11.734820	-3.04%	13,140
2014	11.840679	12.102530	2.21%	44,151
2013	10.537733	11.840679	12.36%	44,621
2012	9.682343	10.537733	8.83%	60,424
2011	10.014215	9.682343	-3.31%	127,049
2010	9.255380	10.014215	8.20%	132,842
2009	7.881950	9.255380	17.43%	133,676
2008*	10.000000	7.881950	-21.18%	122,404

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	12.544298	14.237320	13.50%	0
2016	11.926369	12.544298	5.18%	0
2015	12.333668	11.926369	-3.30%	0
2014	12.020713	12.333668	2.60%	25,687
2013	10.116615	12.020713	18.82%	26,000
2012	9.084214	10.116615	11.36%	45,338
2011	9.600233	9.084214	-5.38%	46,253
2010	8.716193	9.600233	10.14%	67,522
2009	7.163165	8.716193	21.68%	70,845
2008*	10.000000	7.163165	-28.37%	57,693
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.379985	11.862176	4.24%	0
2016	11.099563	11.379985	2.53%	0
2015	11.409824	11.099563	-2.72%	8,423
2014	11.266760	11.409824	1.27%	8,774
2013	10.956237	11.266760	2.83%	9,117
2012	10.400470	10.956237	5.34%	9,454
2011	10.464567	10.400470	-0.61%	9,454
2010	9.998153	10.464567	4.67%	9,454
2009	9.026837	9.998153	10.76%	9,454
2008*	10.000000	9.026837	-9.73%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.476817	11.784040	12.48%	0
2016	10.127293	10.476817	3.45%	0
2015	10.797643	10.127293	-6.21%	0
2014	10.774489	10.797643	0.21%	0
2013*	10.000000	10.774489	7.74%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.482403	12.101127	15.44%	0
2016	10.070135	10.482403	4.09%	0
2015	10.802486	10.070135	-6.78%	0
2014	10.912370	10.802486	-1.01%	0
2013*	10.000000	10.912370	9.12%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.405009	13.855955	11.70%	17,870
2016	11.858311	12.405009	4.61%	17,880
2015	12.230698	11.858311	-3.04%	15,191
2014	11.934880	12.230698	2.48%	24,265
2013	10.337789	11.934880	15.45%	18,550
2012	9.387965	10.337789	10.12%	18,561
2011	9.807936	9.387965	-4.28%	19,664
2010	8.986208	9.807936	9.14%	19,676
2009	7.519299	8.986208	19.51%	19,689
2008*	10.000000	7.519299	-24.81%	13,647

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	12.485081	14.447115	15.72%	0
2016	11.840327	12.485081	5.45%	0
2015	12.266942	11.840327	-3.48%	0
2014	11.971203	12.266942	2.47%	0
2013	9.829209	11.971203	21.79%	0
2012	8.753487	9.829209	12.29%	0
2011	9.369473	8.753487	-6.57%	0
2010	8.437446	9.369473	11.05%	0
2009	6.801819	8.437446	24.05%	0
2008*	10.000000	6.801819	-31.98%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.015919	12.940438	7.69%	13,608
2016	11.566698	12.015919	3.88%	13,613
2015	11.929841	11.566698	-3.04%	13,618
2014	11.695859	11.929841	2.00%	6,489
2013	10.728763	11.695859	9.01%	6,489
2012	9.948976	10.728763	7.84%	6,489
2011	10.179093	9.948976	-2.26%	6,489
2010	9.526187	10.179093	6.85%	6,489
2009	8.260152	9.526187	15.33%	6,489
2008*	10.000000	8.260152	-17.40%	6,489
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	11.760398	12.007565	2.10%	0
2016	11.427752	11.760398	2.91%	0
2015	11.764565	11.427752	-2.86%	0
2014	11.468059	11.764565	2.59%	0
2013	11.956622	11.468059	-4.09%	0
2012	11.351786	11.956622	5.33%	0
2011	10.902664	11.351786	4.12%	0
2010	10.418934	10.902664	4.64%	0
2009	9.790412	10.418934	6.42%	0
2008*	10.000000	9.790412	-2.10%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	12.587488	12.801134	1.70%	0
2016	12.429038	12.587488	1.27%	0
2015	12.748637	12.429038	-2.51%	0
2014	12.403324	12.748637	2.78%	0
2013	12.921209	12.403324	-4.01%	0
2012	12.309376	12.921209	4.97%	0
2011	11.843644	12.309376	3.93%	0
2010	11.178289	11.843644	5.95%	0
2009	9.796204	11.178289	14.11%	0
2008*	10.000000	9.796204	-2.04%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	11.817489	13.653236	15.53%	0
2016	10.825267	11.817489	9.17%	0
2015	11.406551	10.825267	-5.10%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.366144	12.680312	11.56%	0
2016	10.662448	11.366144	6.60%	0
2015	11.075169	10.662448	-3.73%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	24.751302	34.257563	38.41%	0
2016	23.497688	24.751302	5.34%	0
2015	28.624140	23.497688	-17.91%	0
2014	30.983954	28.624140	-7.62%	0
2013	31.481297	30.983954	-1.58%	0
2012	27.459711	31.481297	14.65%	0
2011	36.199448	27.459711	-24.14%	0
2010	31.866684	36.199448	13.60%	0
2009	19.938150	31.866684	59.83%	0
2008	48.362585	19.938150	-58.77%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	11.771327	11.776998	0.05%	0
2016	11.922468	11.771327	-1.27%	0
2015	12.179045	11.922468	-2.11%	0
2014	11.884578	12.179045	2.48%	0
2013	12.639749	11.884578	-5.97%	0
2012	12.515767	12.639749	0.99%	18
2011	11.906618	12.515767	5.12%	386
2010	11.595134	11.906618	2.69%	933
2009	11.521982	11.595134	0.63%	1,372
2008	10.914519	11.521982	5.57%	1,271
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	8.787830	8.648847	-1.58%	0
2016	8.965995	8.787830	-1.99%	0
2015	9.148971	8.965995	-2.00%	0
2014	9.335684	9.148971	-2.00%	0
2013	9.526205	9.335684	-2.00%	0
2012	9.721147	9.526205	-2.01%	19
2011	9.918980	9.721147	-1.99%	282
2010	10.121394	9.918980	-2.00%	799
2009	10.323619	10.121394	-1.96%	1,160
2008	10.322317	10.323619	0.01%	987
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	7.972666	9.929249	24.54%	0
2016	8.083699	7.972666	-1.37%	0
2015	8.523224	8.083699	-5.16%	0
2014	8.760237	8.523224	-2.71%	0
2013	7.603572	8.760237	15.21%	0
2012	6.733779	7.603572	12.92%	0
2011	7.634417	6.733779	-11.80%	0
2010	6.893687	7.634417	10.75%	0
2009	5.434017	6.893687	26.86%	0
2008*	10.000000	5.434017	-45.66%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	8.809699	10.745624	21.97%	0
2016	8.942214	8.809699	-1.48%	0
2015	9.253278	8.942214	-3.36%	0
2014	10.064952	9.253278	-8.06%	0
2013	8.487033	10.064952	18.59%	0
2012	7.326348	8.487033	15.84%	0
2011	8.577857	7.326348	-14.59%	0
2010	8.149818	8.577857	5.25%	0
2009	6.466209	8.149818	26.04%	0
2008	11.594614	6.466209	-44.23%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	23.798245	27.622148	16.07%	0
2016	22.182352	23.798245	7.28%	0
2015	22.863296	22.182352	-2.98%	340
2014	22.222051	22.863296	2.89%	341
2013	17.819897	22.222051	24.70%	343
2012	15.689283	17.819897	13.58%	344
2011	16.663996	15.689283	-5.85%	7,312
2010	14.833793	16.663996	12.34%	4,108
2009	11.899267	14.833793	24.66%	4,108
2008	19.226118	11.899267	-38.11%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	15.209990	16.565890	8.91%	0
2016	14.599376	15.209990	4.18%	0
2015	14.923255	14.599376	-2.17%	0
2014	14.560189	14.923255	2.49%	0
2013	13.098884	14.560189	11.16%	0
2012	12.219870	13.098884	7.19%	0
2011	12.359361	12.219870	-1.13%	0
2010	11.484351	12.359361	7.62%	0
2009*	10.000000	11.484351	14.84%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	17.546474	19.743144	12.52%	0
2016	16.617463	17.546474	5.59%	0
2015	17.047284	16.617463	-2.52%	0
2014	16.533473	17.047284	3.11%	0
2013	14.118461	16.533473	17.11%	0
2012	12.834965	14.118461	10.00%	0
2011	13.220057	12.834965	-2.91%	0
2010	12.041092	13.220057	9.79%	0
2009*	10.000000	12.041092	20.41%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	13.316716	13.792771	3.57%	3,820
2016	13.032072	13.316716	2.18%	3,861
2015	13.262927	13.032072	-1.74%	3,902
2014	13.026816	13.262927	1.81%	3,944
2013	12.679994	13.026816	2.74%	3,987
2012	12.302669	12.679994	3.07%	4,029
2011	12.195709	12.302669	0.88%	0
2010	11.752039	12.195709	3.78%	0
2009	10.993182	11.752039	6.90%	0
2008	11.936474	10.993182	-7.90%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.465318	11.695718	11.76%	0
2016	10.101704	10.465318	3.60%	0
2015	10.653171	10.101704	-5.18%	0
2014	10.610017	10.653171	0.41%	0
2013*	10.000000	10.610017	6.10%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.522793	12.062347	14.63%	0
2016	10.039139	10.522793	4.82%	0
2015	10.665877	10.039139	-5.88%	0
2014	10.698083	10.665877	-0.30%	0
2013*	10.000000	10.698083	6.98%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	18.720277	20.718642	10.67%	9,118
2016	17.827801	18.720277	5.01%	9,118
2015	18.252744	17.827801	-2.33%	9,118
2014	17.707774	18.252744	3.08%	5,933
2013	15.492993	17.707774	14.30%	5,934
2012	14.267335	15.492993	8.59%	8,112
2011	14.563770	14.267335	-2.04%	8,119
2010	13.398560	14.563770	8.70%	8,121
2009	11.476005	13.398560	16.75%	8,126
2008	15.247123	11.476005	-24.73%	6,674
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	21.652521	24.760099	14.35%	12,112
2016	20.365820	21.652521	6.32%	12,508
2015	20.934264	20.365820	-2.72%	12,930
2014	20.352612	20.934264	2.86%	12,754
2013	16.970293	20.352612	19.93%	5,930
2012	15.222735	16.970293	11.48%	5,965
2011	15.870272	15.222735	-4.08%	5,979
2010	14.351968	15.870272	10.58%	5,961
2009	11.773104	14.351968	21.90%	6,062
2008	17.510466	11.773104	-32.77%	7,484

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	16.064433	17.194281	7.03%	0
2016	15.506993	16.064433	3.59%	0
2015	15.828312	15.506993	-2.03%	2,825
2014	15.420492	15.828312	2.64%	2,827
2013	14.240613	15.420492	8.29%	2,829
2012	13.450525	14.240613	5.87%	5,226
2011	13.447050	13.450525	0.03%	5,206
2010	12.644506	13.447050	6.35%	5,211
2009	11.262556	12.644506	12.27%	5,201
2008	13.527627	11.262556	-16.74%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	22.424098	27.925871	24.54%	115
2016	22.144288	22.424098	1.26%	124
2015	21.556640	22.144288	2.73%	0
2014	20.261702	21.556640	6.39%	0
2013	15.170352	20.261702	33.56%	0
2012	13.072444	15.170352	16.05%	7
2011	13.680001	13.072444	-4.44%	136
2010	12.863456	13.680001	6.35%	392
2009*	10.000000	12.863456	28.63%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.101386	11.637695	15.21%	0
2016	9.495334	10.101386	6.38%	0
2015	9.911861	9.495334	-4.20%	0
2014*	10.000000	9.911861	-0.88%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.697973	12.759487	19.27%	0
2016	9.919284	10.697973	7.85%	0
2015	10.107428	9.919284	-1.86%	0
2014*	10.000000	10.107428	1.07%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	36.045369	40.900850	13.47%	0
2016	30.575273	36.045369	17.89%	0
2015	32.010520	30.575273	-4.48%	0
2014	29.851666	32.010520	7.23%	0
2013	22.894411	29.851666	30.39%	0
2012	19.887711	22.894411	15.12%	0
2011	20.822591	19.887711	-4.49%	149
2010	16.835846	20.822591	23.68%	141
2009	12.562143	16.835846	34.02%	154
2008	20.175812	12.562143	-37.74%	160

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	14.586039	15.200222	4.21%	1,078
2016	13.698399	14.586039	6.48%	1,001
2015	14.394015	13.698399	-4.83%	990
2014	14.138664	14.394015	1.81%	0
2013	14.591290	14.138664	-3.10%	0
2012	13.264856	14.591290	10.00%	0
2011	12.823431	13.264856	3.44%	290
2010	11.832311	12.823431	8.38%	303
2009	9.707104	11.832311	21.89%	309
2008	11.976073	9.707104	-18.95%	340
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	9.620947	11.836961	23.03%	415
2016	10.065558	9.620947	-4.42%	430
2015	10.338679	10.065558	-2.64%	415
2014	10.694285	10.338679	-3.33%	0
2013	9.012807	10.694285	18.66%	0
2012	7.961507	9.012807	13.20%	10
2011	8.988754	7.961507	-11.43%	173
2010	8.059411	8.988754	11.53%	461
2009	6.042180	8.059411	33.39%	774
2008*	10.000000	6.042180	-39.58%	958
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	13.877522	16.665755	20.09%	0
2016	13.488072	13.877522	2.89%	0
2015	14.540720	13.488072	-7.24%	0
2014	16.427257	14.540720	-11.48%	0
2013	13.847529	16.427257	18.63%	0
2012	12.072613	13.847529	14.70%	0
2011	14.737712	12.072613	-18.08%	0
2010	14.201140	14.737712	3.78%	0
2009	11.189232	14.201140	26.92%	0
2008	21.333940	11.189232	-47.55%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	13.943453	17.748576	27.29%	0
2016	13.949614	13.943453	-0.04%	0
2015	13.802351	13.949614	1.07%	0
2014	12.786410	13.802351	7.95%	0
2013	9.706761	12.786410	31.73%	0
2012	8.528738	9.706761	13.81%	14
2011	8.993135	8.528738	-5.16%	15
2010	7.954801	8.993135	13.05%	485
2009	6.275218	7.954801	26.77%	962
2008*	10.000000	6.275218	-37.25%	1,126

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	14.100960	15.804534	12.08%	0
2016	12.398508	14.100960	13.73%	0
2015	13.101821	12.398508	-5.37%	0
2014	12.127009	13.101821	8.04%	0
2013	9.164345	12.127009	32.33%	0
2012	7.952786	9.164345	15.23%	20
2011	8.641256	7.952786	-7.97%	23
2010	7.820676	8.641256	10.49%	671
2009	6.263383	7.820676	24.86%	1,276
2008*	10.000000	6.263383	-37.37%	1,575
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	14.037310	17.543834	24.98%	0
2016	13.505177	14.037310	3.94%	0
2015	13.828628	13.505177	-2.34%	0
2014	13.604811	13.828628	1.65%	0
2013	10.015678	13.604811	35.84%	0
2012	8.915007	10.015678	12.35%	11
2011	9.520352	8.915007	-6.36%	13
2010	7.681338	9.520352	23.94%	392
2009	6.185976	7.681338	24.17%	825
2008*	10.000000	6.185976	-38.14%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	18.244330	20.354997	11.57%	0
2016	15.830408	18.244330	15.25%	0
2015	16.633495	15.830408	-4.83%	0
2014	14.504287	16.633495	14.68%	0
2013	10.908304	14.504287	32.97%	0
2012	9.567551	10.908304	14.01%	0
2011	9.994435	9.567551	-4.27%	0
2010	8.524647	9.994435	17.24%	0
2009	6.667167	8.524647	27.86%	0
2008*	10.000000	6.667167	-33.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	22.149742	27.058394	22.16%	0
2016	20.915136	22.149742	5.90%	0
2015	21.229578	20.915136	-1.48%	0
2014	21.126635	21.229578	0.49%	0
2013	14.975638	21.126635	41.07%	0
2012	13.512761	14.975638	10.83%	4
2011	13.907761	13.512761	-2.84%	5
2010	11.343579	13.907761	22.60%	163
2009	9.100871	11.343579	24.64%	337
2008	17.370806	9.100871	-47.61%	417

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	36.100895	38.477892	6.58%	0
2016	29.324303	36.100895	23.11%	0
2015	31.931117	29.324303	-8.16%	0
2014	30.518150	31.931117	4.63%	0
2013	22.239445	30.518150	37.23%	0
2012	18.863996	22.239445	17.89%	0
2011	20.358457	18.863996	-7.34%	0
2010	16.425105	20.358457	23.95%	0
2009	13.316646	16.425105	23.34%	0
2008	20.072381	13.316646	-33.66%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	32.496337	36.052009	10.94%	0
2016	27.057762	32.496337	20.10%	0
2015	28.143383	27.057762	-3.86%	0
2014	28.559018	28.143383	-1.46%	0
2013	20.733729	28.559018	37.74%	0
2012	18.361916	20.733729	12.92%	0
2011	19.890197	18.361916	-7.68%	49
2010	16.239254	19.890197	22.48%	45
2009	12.326649	16.239254	31.74%	47
2008	20.404982	12.326649	-39.59%	49
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	22.401798	26.399955	17.85%	0
2016	20.563230	22.401798	8.94%	0
2015	20.844943	20.563230	-1.35%	0
2014	19.022554	20.844943	9.58%	0
2013	14.841038	19.022554	28.18%	0
2012	13.302572	14.841038	11.57%	0
2011	13.522357	13.302572	-1.63%	0
2010	12.186641	13.522357	10.96%	0
2009	9.904190	12.186641	23.05%	0
2008	17.309446	9.904190	-42.78%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	13.125661	13.654170	4.03%	0
2016	12.495876	13.125661	5.04%	0
2015	13.515974	12.495876	-7.55%	0
2014	10.723935	13.515974	26.04%	0
2013	10.655105	10.723935	0.65%	0
2012	9.407227	10.655105	13.27%	0
2011	9.043639	9.407227	4.02%	0
2010	7.108237	9.043639	27.23%	0
2009	5.557552	7.108237	27.90%	0
2008*	10.000000	5.557552	-44.42%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	13.934874	16.555660	18.81%	0
2016	12.763859	13.934874	9.17%	0
2015	12.902687	12.763859	-1.08%	0
2014	11.643359	12.902687	10.82%	0
2013*	10.000000	11.643359	16.43%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.866683	9.822585	-0.45%	0
2016	9.822736	9.866683	0.45%	0
2015	10.057519	9.822736	-2.33%	0
2014	10.212335	10.057519	-1.52%	0
2013	10.409778	10.212335	-1.90%	0
2012	10.261206	10.409778	1.45%	26
2011	10.335882	10.261206	-0.72%	255
2010	10.297627	10.335882	0.37%	995
2009	9.810294	10.297627	4.97%	1,575
2008*	10.000000	9.810294	-1.90%	1,454
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	14.153951	15.838845	11.90%	0
2016	11.948255	14.153951	18.46%	0
2015	12.817895	11.948255	-6.78%	0
2014	12.510103	12.817895	2.46%	0
2013*	10.000000	12.510103	25.10%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	13.325336	16.026557	20.27%	0
2016	13.446598	13.325336	-0.90%	0
2015	14.278380	13.446598	-5.83%	0
2014	15.862133	14.278380	-9.98%	0
2013	13.477526	15.862133	17.69%	0
2012	11.502750	13.477526	17.17%	0
2011	13.402685	11.502750	-14.18%	0
2010	12.859919	13.402685	4.22%	0
2009*	10.000000	12.859919	28.60%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	28.397173	34.667049	22.08%	0
2016	27.817429	28.397173	2.08%	0
2015	28.105584	27.817429	-1.03%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	9.565649	9.458398	-1.12%	0
2016	9.642762	9.565649	-0.80%	0
2015	9.821506	9.642762	-1.82%	0
2014	9.961196	9.821506	-1.40%	0
2013	10.102178	9.961196	-1.40%	0
2012	9.855025	10.102178	2.51%	0
2011	10.026637	9.855025	-1.71%	153
2010	9.717674	10.026637	3.18%	156
2009	8.749863	9.717674	11.06%	151
2008	10.313447	8.749863	-15.16%	137
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	24.293156	28.196578	16.07%	0
2016	22.562414	24.293156	7.67%	0
2015	23.130116	22.562414	-2.45%	0
2014	21.382253	23.130116	8.17%	0
2013	15.856000	21.382253	34.85%	0
2012	14.579585	15.856000	8.75%	0
2011	15.349366	14.579585	-5.02%	0
2010	12.748631	15.349366	20.40%	0
2009	9.898182	12.748631	28.80%	0
2008	16.679488	9.898182	-40.66%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	27.939897	37.328377	33.60%	0
2016	28.553403	27.939897	-2.15%	0
2015	28.104084	28.553403	1.60%	0
2014	28.099930	28.104084	0.01%	0
2013	22.578856	28.099930	24.45%	0
2012	19.049612	22.578856	18.53%	0
2011	21.249728	19.049612	-10.35%	0
2010	18.740224	21.249728	13.39%	0
2009	13.722341	18.740224	36.57%	0
2008	23.467650	13.722341	-41.53%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	9.895412	10.283460	3.92%	0
2016	9.501524	9.895412	4.15%	0
2015	9.943225	9.501524	-4.44%	0
2014	9.899508	9.943225	0.44%	0
2013	10.138757	9.899508	-2.36%	0
2012*	10.000000	10.138757	1.39%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.661969	10.734262	23.92%	363
2016	9.084958	8.661969	-4.66%	372
2015	8.991116	9.084958	1.04%	359
2014*	10.000000	8.991116	-10.09%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	24.392445	27.883006	14.31%	0
2016	22.362245	24.392445	9.08%	0
2015	22.131050	22.362245	1.04%	0
2014	20.455224	22.131050	8.19%	0
2013	15.879991	20.455224	28.81%	0
2012	13.896643	15.879991	14.27%	0
2011	14.224403	13.896643	-2.30%	0
2010	12.531309	14.224403	13.51%	0
2009	9.990364	12.531309	25.43%	0
2008	16.610661	9.990364	-39.86%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	35.602346	39.746044	11.64%	0
2016	30.871193	35.602346	15.33%	0
2015	33.545511	30.871193	-7.97%	0
2014	30.657127	33.545511	9.42%	0
2013	22.245507	30.657127	37.81%	0
2012	19.291662	22.245507	15.31%	0
2011	20.165129	19.291662	-4.33%	0
2010	16.721060	20.165129	20.60%	0
2009	12.464953	16.721060	34.14%	0
2008	20.517229	12.464953	-39.25%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.057190	11.175307	11.12%	0
2016	9.088907	10.057190	10.65%	0
2015	10.212802	9.088907	-11.00%	0
2014	10.374051	10.212802	-1.55%	0
2013	10.574216	10.374051	-1.89%	0
2012*	10.000000	10.574216	5.74%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	9.612973	10.342655	7.59%	0
2016	8.663848	9.612973	10.96%	0
2015	9.054820	8.663848	-4.32%	0
2014	9.111635	9.054820	-0.62%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.491897	11.386429	8.53%	0
2016	10.403369	10.491897	0.85%	0
2015	11.436285	10.403369	-9.03%	0
2014	11.634658	11.436285	-1.71%	0
2013	12.706539	11.634658	-8.44%	0
2012	12.321835	12.706539	3.12%	0
2011	11.596615	12.321835	6.25%	0
2010	10.819270	11.596615	7.18%	0
2009*	10.000000	10.819270	8.19%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	10.847411	10.764172	-0.77%	1,217
2016	10.925600	10.847411	-0.72%	1,103
2015	11.125344	10.925600	-1.80%	1,010
2014	11.268074	11.125344	-1.27%	0
2013	11.524803	11.268074	-2.23%	0
2012	11.121145	11.524803	3.63%	0
2011	11.234258	11.121145	-1.01%	0
2010	10.898362	11.234258	3.08%	0
2009*	10.000000	10.898362	8.98%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.066728	10.093357	0.26%	0
2016*	10.000000	10.066728	0.67%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.349729	10.631909	2.73%	425
2016	10.294407	10.349729	0.54%	388
2015	10.469358	10.294407	-1.67%	375
2014	10.255615	10.469358	2.08%	0
2013	10.684266	10.255615	-4.01%	0
2012	9.956927	10.684266	7.30%	0
2011*	10.000000	9.956927	-0.43%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.211224	12.11%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.307815	13.224295	28.29%	0
2016*	10.000000	10.307815	3.08%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	15.905851	19.732281	24.06%	0
2016	16.637774	15.905851	-4.40%	0
2015	16.953604	16.637774	-1.86%	0
2014	18.557446	16.953604	-8.64%	0
2013	14.785545	18.557446	25.51%	0
2012	12.375674	14.785545	19.47%	0
2011	15.202365	12.375674	-18.59%	0
2010	14.098806	15.202365	7.83%	0
2009	11.543111	14.098806	22.14%	0
2008	21.015991	11.543111	-45.07%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	26.665728	33.270396	24.77%	0
2016	30.474032	26.665728	-12.50%	0
2015	27.648118	30.474032	10.22%	0
2014	21.499141	27.648118	28.60%	0
2013	14.575218	21.499141	47.50%	0
2012	11.353689	14.575218	28.37%	0
2011	10.494926	11.353689	8.18%	0
2010*	10.000000	10.494926	4.95%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.493374	7.199150	-3.93%	0
2016	5.331350	7.493374	40.55%	0
2015	8.196559	5.331350	-34.96%	0
2014	10.370399	8.196559	-20.96%	0
2013	9.594282	10.370399	8.09%	0
2012*	10.000000	9.594282	-4.06%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.643509	7.363868	-3.66%	0
2016	5.426921	7.643509	40.84%	0
2015	8.321022	5.426921	-34.78%	0
2014	10.496234	8.321022	-20.72%	0
2013	9.689733	10.496234	8.32%	0
2012*	10.000000	9.689733	-3.10%	0
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2017	18.746517	24.729189	31.91%	0
2016	19.029383	18.746517	-1.49%	0
2015	19.160229	19.029383	-0.68%	0
2014	18.823838	19.160229	1.79%	0
2013	13.731482	18.823838	37.09%	0
2012	11.639067	13.731482	17.98%	0
2011	12.572828	11.639067	-7.43%	0
2010*	10.000000	12.572828	25.73%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	22.327871	27.541154	23.35%	70
2016	21.144273	22.327871	5.60%	76
2015	22.216260	21.144273	-4.83%	78
2014	23.103587	22.216260	-3.84%	0
2014	23.103587	22.216260	-3.84%	0
2013	15.692372	23.103587	47.23%	0
2012	14.844951	15.692372	5.71%	0
2011	15.877167	14.844951	-6.50%	0
2010	12.779480	15.877167	24.24%	0
2009	8.542947	12.779480	49.59%	0
2008	14.882508	8.542947	-42.60%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	11.067045	12.393593	11.99%	0
2016	10.930099	11.067045	1.25%	0
2015	11.305855	10.930099	-3.32%	0
2014	11.076506	11.305855	2.07%	0
2013	10.102724	11.076506	9.64%	0
2012*	10.000000	10.102724	1.03%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	24.614936	28.596024	16.17%	0
2016	22.624076	24.614936	8.80%	0
2015	22.772677	22.624076	-0.65%	0
2014	21.272938	22.772677	7.05%	0
2013	16.136046	21.272938	31.83%	0
2012	14.051433	16.136046	14.84%	0
2011	13.523943	14.051433	3.90%	0
2010	12.240195	13.523943	10.49%	0
2009	10.383470	12.240195	17.88%	0
2008	17.875638	10.383470	-41.91%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	36.667721	40.533738	10.54%	0
2016	29.996103	36.667721	22.24%	0
2015	32.473030	29.996103	-7.63%	0
2014	30.430364	32.473030	6.71%	0
2013	22.571903	30.430364	34.82%	0
2012	19.452648	22.571903	16.04%	0
2011	21.732897	19.452648	-10.49%	0
2010	17.526978	21.732897	24.00%	0
2009	12.543189	17.526978	39.73%	0
2008	19.931126	12.543189	-37.07%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	12.440540	12.633654	1.55%	0
2016	12.166396	12.440540	2.25%	0
2015	12.735401	12.166396	-4.47%	0
2014	12.586613	12.735401	1.18%	0
2013	14.040648	12.586613	-10.36%	0
2012	13.349261	14.040648	5.18%	0
2011	12.195460	13.349261	9.46%	0
2010	11.844314	12.195460	2.96%	0
2009	10.971485	11.844314	7.96%	0
2008	11.381929	10.971485	-3.61%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2017	23.370597	27.539643	17.84%	0
2016	21.076313	23.370597	10.89%	0
2015	22.878508	21.076313	-7.88%	0
2014	20.793178	22.878508	10.03%	0
2013	15.668438	20.793178	32.71%	0
2012	13.976473	15.668438	12.11%	0
2011	13.872054	13.976473	0.75%	0
2010	12.438155	13.872054	11.53%	0
2009	10.782118	12.438155	15.36%	0
2008	16.865337	10.782118	-36.07%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2017	25.526433	27.872089	9.19%	0
2016	21.234991	25.526433	20.21%	0
2015	22.027389	21.234991	-3.60%	0
2014	19.346705	22.027389	13.86%	0
2013	15.205078	19.346705	27.24%	0
2012	13.356612	15.205078	13.84%	0
2011	13.751509	13.356612	-2.87%	8,194
2010	11.799886	13.751509	16.54%	7,960
2009	9.280914	11.799886	27.14%	0
2008	12.551742	9.280914	-26.06%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.047738	12.606530	14.11%	0
2016	9.717709	11.047738	13.69%	0
2015*	10.000000	9.717709	-2.82%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	14.483722	16.132559	11.38%	0
2016	14.244007	14.483722	1.68%	0
2015	14.689214	14.244007	-3.03%	0
2014	14.712386	14.689214	-0.16%	0
2013	13.127768	14.712386	12.07%	0
2012	12.188370	13.127768	7.71%	0
2011	12.912985	12.188370	-5.61%	0
2010	12.010714	12.912985	7.51%	0
2009*	10.000000	12.010714	20.11%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.137764	10.633433	4.89%	0
2016	9.173420	10.137764	10.51%	0
2015*	10.000000	9.173420	-8.27%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.781121	9.888341	1.10%	0
2016	9.745609	9.781121	0.36%	0
2015*	10.000000	9.745609	-2.54%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.155818	1.56%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	14.814873	16.218375	9.47%	0
2016	11.537475	14.814873	28.41%	0
2015	12.592779	11.537475	-8.38%	0
2014	12.172451	12.592779	3.45%	0
2013*	10.000000	12.172451	21.72%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.674050	13.155382	12.69%	0
2016	10.345033	11.674050	12.85%	0
2015	10.834176	10.345033	-4.51%	0
2014*	10.000000	10.834176	8.34%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	37.770273	41.587202	10.11%	0
2016	30.668313	37.770273	23.16%	0
2015	32.057013	30.668313	-4.33%	0
2014	31.133452	32.057013	2.97%	0
2013	22.587974	31.133452	37.83%	620
2012	19.925196	22.587974	13.36%	1,150
2011	20.227547	19.925196	-1.49%	1,601
2010	16.411804	20.227547	23.25%	1,560
2009	13.401442	16.411804	22.46%	0
2008	19.804932	13.401442	-32.33%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	25.051055	29.744408	18.74%	0
2016	22.948312	25.051055	9.16%	0
2015	23.226905	22.948312	-1.20%	0
2014	20.965619	23.226905	10.79%	0
2013	16.251584	20.965619	29.01%	0
2012	14.368974	16.251584	13.10%	0
2011	14.435165	14.368974	-0.46%	0
2010	12.866647	14.435165	12.19%	0
2009	10.421639	12.866647	23.46%	0
2008	16.975537	10.421639	-38.61%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2017	21.062906	26.205186	24.41%	0
2016	19.977456	21.062906	5.43%	0
2015	20.964517	19.977456	-4.71%	0
2014	19.849688	20.964517	5.62%	0
2013	16.772047	19.849688	18.35%	0
2012	15.547700	16.772047	7.87%	0
2011	14.596711	15.547700	6.52%	1,111
2010	12.953195	14.596711	12.69%	1,501
2009	10.819266	12.953195	19.72%	1,611
2008	15.717602	10.819266	-31.16%	1,549

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2017	20.393497	24.845216	21.83%	0
2016	17.826206	20.393497	14.40%	0
2015	18.670247	17.826206	-4.52%	0
2014	18.812448	18.670247	-0.76%	0
2013	12.957771	18.812448	45.18%	0
2012	11.002693	12.957771	17.77%	0
2011	13.070098	11.002693	-15.82%	0
2010	10.200065	13.070098	28.14%	0
2009	8.280264	10.200065	23.19%	0
2008	13.585320	8.280264	-39.05%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.216131	10.351765	1.33%	0
2016	9.572984	10.216131	6.72%	0
2015	9.871289	9.572984	-3.02%	0
2014	10.020537	9.871289	-1.49%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	13.052455	14.149652	8.41%	0
2016	13.949918	13.052455	-6.43%	0
2015	15.221319	13.949918	-8.35%	0
2014	15.749482	15.221319	-3.35%	0
2013	13.847624	15.749482	13.73%	0
2012	12.849719	13.847624	7.77%	0
2011	13.882899	12.849719	-7.44%	0
2010	12.541829	13.882899	10.69%	0
2009	11.304681	12.541829	10.94%	0
2008	16.410037	11.304681	-31.11%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	12.816042	13.024731	1.63%	0
2016	12.637213	12.816042	1.42%	0
2015	12.958643	12.637213	-2.48%	0
2014	12.780869	12.958643	1.39%	2
2013	12.951170	12.780869	-1.31%	2
2012	12.081621	12.951170	7.20%	2
2011	12.093088	12.081621	-0.09%	1,673
2010	11.401817	12.093088	6.06%	1,836
2009	9.687723	11.401817	17.69%	2,174
2008	10.698526	9.687723	-9.45%	2,656

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2017	14.427801	15.941459	10.49%	0
2016	13.996849	14.427801	3.08%	0
2015	14.365999	13.996849	-2.57%	0
2014	14.073984	14.365999	2.07%	0
2013	12.693424	14.073984	10.88%	0
2012	11.614386	12.693424	9.29%	0
2011	11.907821	11.614386	-2.46%	0
2010	10.801733	11.907821	10.24%	0
2009	8.896602	10.801733	21.41%	986
2008	12.137905	8.896602	-26.70%	986
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2017	15.051433	17.141212	13.88%	0
2016	14.522838	15.051433	3.64%	0
2015	14.895181	14.522838	-2.50%	0
2014	14.538820	14.895181	2.45%	0
2013	12.836107	14.538820	13.27%	0
2012	11.590432	12.836107	10.75%	13,334
2011	11.981254	11.590432	-3.26%	13,334
2010	10.698813	11.981254	11.99%	13,334
2009	8.496988	10.698813	25.91%	13,334
2008	12.909459	8.496988	-34.18%	13,334
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2017	15.780255	18.656600	18.23%	0
2016	15.144318	15.780255	4.20%	0
2015	15.543617	15.144318	-2.57%	0
2014	15.150319	15.543617	2.60%	0
2013	12.739850	15.150319	18.92%	0
2012	11.292668	12.739850	12.82%	0
2011	11.864210	11.292668	-4.82%	0
2010	10.451533	11.864210	13.52%	0
2009	8.134146	10.451533	28.49%	0
2008	13.431918	8.134146	-39.44%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.382791	11.809701	13.74%	0
2016*	10.000000	10.382791	3.83%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	16.441947	15.658822	-4.76%	0
2016	12.572555	16.441947	30.78%	0
2015	16.196986	12.572555	-22.38%	0
2014	18.956324	16.196986	-14.56%	0
2013	15.588906	18.956324	21.60%	0
2012	15.196504	15.588906	2.58%	0
2011	16.364877	15.196504	-7.14%	0
2010	14.021066	16.364877	16.72%	0
2009	9.699975	14.021066	44.55%	0
2008	21.720703	9.699975	-55.34%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	23.363333	25.780893	10.35%	0
2016	20.262544	23.363333	15.30%	0
2015	21.602273	20.262544	-6.20%	0
2014	20.330445	21.602273	6.26%	0
2013	16.237313	20.330445	25.21%	0
2012	14.162482	16.237313	14.65%	0
2011	14.364228	14.162482	-1.40%	12,094
2010	12.761021	14.364228	12.56%	11,691
2009	10.030605	12.761021	27.22%	0
2008	17.907811	10.030605	-43.99%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.205548	12.799909	14.23%	0
2016*	10.000000	11.205548	12.06%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	23.968339	31.653049	32.06%	0
2016	24.334775	23.968339	-1.51%	0
2015	23.239538	24.334775	4.71%	0
2014	21.372184	23.239538	8.74%	0
2013	16.043496	21.372184	33.21%	0
2012	14.317850	16.043496	12.05%	0
2011	14.621627	14.317850	-2.08%	0
2010	12.051597	14.621627	21.33%	0
2009	9.614980	12.051597	25.34%	0
2008	18.630533	9.614980	-48.39%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	13.087584	13.331791	1.87%	438
2016	12.788094	13.087584	2.34%	385
2015	13.167636	12.788094	-2.88%	594
2014	12.728167	13.167636	3.45%	5,686
2013	13.268945	12.728167	-4.08%	13,161
2012	12.828449	13.268945	3.43%	15,624
2011	12.235391	12.828449	4.85%	22,713
2010	11.614755	12.235391	5.34%	24,759
2009	10.269217	11.614755	13.10%	34,087
2008	10.860076	10.269217	-5.44%	29,721
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	36.542034	43.146455	18.07%	387
2016	33.330604	36.542034	9.64%	400
2015	34.591680	33.330604	-3.65%	403
2014	33.306743	34.591680	3.86%	0
2013	25.026513	33.306743	33.09%	0
2012	22.303535	25.026513	12.21%	0
2011	25.541510	22.303535	-12.68%	824
2010	20.280943	25.541510	25.94%	964
2009	14.815738	20.280943	36.89%	1,120
2008	25.046511	14.815738	-40.85%	1,145

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	19.356724	24.647223	27.33%	797
2016	20.859713	19.356724	-7.21%	818
2015	20.616729	20.859713	1.18%	861
2014	22.952684	20.616729	-10.18%	0
2013	18.002140	22.952684	27.50%	0
2012	15.268283	18.002140	17.91%	0
2011	18.857340	15.268283	-19.03%	0
2010	17.062622	18.857340	10.52%	0
2009	13.801097	17.062622	23.63%	0
2008	25.143740	13.801097	-45.11%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017	11.814582	12.009549	1.65%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	29.583658	34.509815	16.65%	0
2016	27.638477	29.583658	7.04%	0
2015	29.146923	27.638477	-5.18%	0
2014	27.937400	29.146923	4.33%	0
2013	21.908811	27.937400	27.52%	0
2012	17.603902	21.908811	24.45%	0
2011	19.757329	17.603902	-10.90%	0
2010	15.965456	19.757329	23.75%	0
2009	10.371849	15.965456	53.93%	0
2008	21.738230	10.371849	-52.29%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	12.257055	13.444745	9.69%	0
2016	11.055662	12.257055	10.87%	0
2015	12.034863	11.055662	-8.14%	0
2014	11.946508	12.034863	0.74%	0
2013	9.854047	11.946508	21.23%	0
2012	8.723232	9.854047	12.96%	0
2011	9.044914	8.723232	-3.56%	0
2010	8.375293	9.044914	8.00%	0
2009	6.564641	8.375293	27.58%	0
2008*	10.000000	6.564641	-34.35%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	14.611436	15.697261	7.43%	0
2016	13.081817	14.611436	11.69%	0
2015	14.369332	13.081817	-8.96%	0
2014	14.022809	14.369332	2.47%	0
2013	12.564571	14.022809	11.61%	0
2012	11.387360	12.564571	10.34%	0
2011	11.354435	11.387360	0.29%	0
2010	10.288120	11.354435	10.36%	0
2009	7.746080	10.288120	32.82%	707
2008	11.242463	7.746080	-31.10%	707

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2017	25.310964	29.890957	18.09%	0
2016	22.267008	25.310964	13.67%	0
2015	23.593773	22.267008	-5.62%	0
2014	22.154981	23.593773	6.49%	0
2013	17.440515	22.154981	27.03%	0
2012	15.903977	17.440515	9.66%	0
2011	15.317214	15.903977	3.83%	473
2010	12.961698	15.317214	18.17%	0
2009	11.277073	12.961698	14.94%	0
2008	15.793448	11.277073	-28.60%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	35.139535	38.087705	8.39%	0
2016	27.554585	35.139535	27.53%	0
2015	30.375229	27.554585	-9.29%	0
2014	30.835021	30.375229	-1.49%	672
2013	23.106579	30.835021	33.45%	1,575
2012	19.927081	23.106579	15.96%	2,831
2011	21.138214	19.927081	-5.73%	5,678
2010	16.830295	21.138214	25.60%	5,228
2009	13.303765	16.830295	26.51%	9,871
2008	20.277923	13.303765	-34.39%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.424175	11.586693	37.54%	0
2016	7.322716	8.424175	15.04%	0
2015	9.299025	7.322716	-21.25%	0
2014*	10.000000	9.299025	-7.01%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	19.636579	22.446192	14.31%	230
2016	18.704336	19.636579	4.98%	234
2015	20.421896	18.704336	-8.41%	360
2014	23.461147	20.421896	-12.95%	427
2013	19.477749	23.461147	20.45%	0
2012	16.819616	19.477749	15.80%	0
2011	19.214566	16.819616	-12.46%	0
2010	18.095180	19.214566	6.19%	0
2009	13.480387	18.095180	34.23%	0
2008	23.083871	13.480387	-41.60%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.148509	9.134053	-0.16%	0
2016	9.072841	9.148509	0.83%	0
2015	9.679459	9.072841	-6.27%	0
2014	9.704165	9.679459	-0.25%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.861244	12.034213	10.80%	0
2016	10.626963	10.861244	2.20%	0
2015	11.519530	10.626963	-7.75%	0
2014	11.314220	11.519530	1.81%	0
2013	10.171094	11.314220	11.24%	0
2012*	10.000000	10.171094	1.71%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.827939	9.980775	1.56%	0
2016	10.081820	9.827939	-2.52%	0
2015	10.105980	10.081820	-0.24%	0
2014	9.858143	10.105980	2.51%	0
2013*	10.000000	9.858143	-1.42%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	14.274518	17.761990	24.43%	0
2016	14.284339	14.274518	-0.07%	0
2015	13.921999	14.284339	2.60%	0
2014	13.140017	13.921999	5.95%	0
2013	9.596074	13.140017	36.93%	0
2012*	10.000000	9.596074	-4.04%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	13.221007	14.848465	12.31%	0
2016	11.927027	13.221007	10.85%	0
2015	12.721241	11.927027	-6.24%	0
2014	12.467655	12.721241	2.03%	0
2013	9.908194	12.467655	25.83%	0
2012*	10.000000	9.908194	-0.92%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.335205	15.954986	19.65%	0
2016	13.536068	13.335205	-1.48%	0
2015	13.676915	13.536068	-1.03%	0
2014	12.965892	13.676915	5.48%	0
2013	9.690174	12.965892	33.80%	0
2012*	10.000000	9.690174	-3.10%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	12.988322	15.047715	15.86%	0
2016	13.608931	12.988322	-4.56%	0
2015	15.159096	13.608931	-10.23%	0
2014	16.336613	15.159096	-7.21%	0
2013	13.328635	16.336613	22.57%	0
2012	11.418568	13.328635	16.73%	0
2011	12.562358	11.418568	-9.10%	0
2010	11.801289	12.562358	6.45%	0
2009*	10.000000	11.801289	18.01%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	12.116352	12.661327	4.50%	0
2016	10.645941	12.116352	13.81%	0
2015	11.624989	10.645941	-8.42%	0
2014	11.646447	11.624989	-0.18%	0
2013	10.760372	11.646447	8.23%	0
2012*	10.000000	10.760372	7.60%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	12.922235	16.062719	24.30%	0
2016	12.431672	12.922235	3.95%	0
2015	13.470510	12.431672	-7.71%	0
2014	12.749157	13.470510	5.66%	0
2013	10.016988	12.749157	27.28%	0
2012*	10.000000	10.016988	0.17%	0
Janus Henderson VIT Balanced Portfolio: Service Sharess - Q/NQ
2017	22.141613	25.622418	15.72%	0
2016	21.666925	22.141613	2.19%	0
2015	22.029966	21.666925	-1.65%	0
2014	20.779140	22.029966	6.02%	0
2013	17.707353	20.779140	17.35%	0
2012	15.946042	17.707353	11.05%	0
2011	16.061414	15.946042	-0.72%	0
2010	15.165981	16.061414	5.90%	0
2009	12.329177	15.165981	23.01%	0
2008	14.995676	12.329177	-17.78%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.749147	9.870034	1.24%	0
2016	9.736301	9.749147	0.13%	0
2015*	10.000000	9.736301	-2.64%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	30.331295	38.623804	27.34%	0
2016	30.374348	30.331295	-0.14%	0
2015	27.703016	30.374348	9.64%	0
2014	26.074827	27.703016	6.24%	0
2013	20.338543	26.074827	28.20%	0
2012	16.765168	20.338543	21.31%	0
2011	18.392106	16.765168	-8.85%	445
2010	17.634224	18.392106	4.30%	435
2009	12.329659	17.634224	43.02%	437
2008	22.604261	12.329659	-45.45%	459
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	16.089229	22.839276	41.95%	0
2016	14.426641	16.089229	11.52%	0
2015	14.074718	14.426641	2.50%	0
2014	13.140911	14.074718	7.11%	0
2013	9.908916	13.140911	32.62%	0
2012*	10.000000	9.908916	-0.91%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	22.522457	28.858471	28.13%	0
2016	24.645731	22.522457	-8.62%	0
2015	27.591124	24.645731	-10.68%	0
2014	32.047066	27.591124	-13.90%	0
2013	28.628967	32.047066	11.94%	0
2012	25.825644	28.628967	10.85%	0
2011	38.966986	25.825644	-33.72%	0
2010	31.820813	38.966986	22.46%	0
2009	18.141624	31.820813	75.40%	0
2008	38.773429	18.141624	-53.21%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.474127	10.610855	25.21%	0
2016	7.162546	8.474127	18.31%	0
2015	9.147158	7.162546	-21.70%	0
2014	9.792759	9.147158	-6.59%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.924131	10.096855	1.74%	0
2016*	10.000000	9.924131	-0.76%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	13.028378	16.122666	23.75%	0
2016	12.224668	13.028378	6.57%	0
2015	12.754237	12.224668	-4.15%	0
2014	14.076204	12.754237	-9.39%	0
2013	10.176152	14.076204	38.33%	0
2012*	10.000000	10.176152	1.76%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	28.117243	32.320809	14.95%	810
2016	25.228559	28.117243	11.45%	821
2015	25.999421	25.228559	-2.96%	864
2014	24.086185	25.999421	7.94%	1,903
2013	18.134765	24.086185	32.82%	5,277
2012	15.977548	18.134765	13.50%	8,589
2011	16.387708	15.977548	-2.50%	10,843
2010	15.043167	16.387708	8.94%	10,571
2009	12.542134	15.043167	19.94%	20,250
2008	19.038918	12.542134	-34.12%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	15.329102	19.043002	24.23%	0
2016	15.070105	15.329102	1.72%	0
2015	14.470885	15.070105	4.14%	0
2014	14.608273	14.470885	-0.94%	0
2013	11.684796	14.608273	25.02%	0
2012	10.290473	11.684796	13.55%	0
2011	10.695520	10.290473	-3.79%	8,424
2010*	10.000000	10.695520	6.96%	8,509

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	10.038660	12.596857	25.48%	0
2016	9.682538	10.038660	3.68%	0
2015*	10.000000	9.682538	-3.17%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	12.269480	12.727116	3.73%	0
2016	11.832176	12.269480	3.70%	0
2015	12.181192	11.832176	-2.87%	0
2014	11.561443	12.181192	5.36%	4
2013	11.872305	11.561443	-2.62%	4
2012	11.100878	11.872305	6.95%	3
2011	10.751599	11.100878	3.25%	3
2010	10.272077	10.751599	4.67%	21
2009	9.587654	10.272077	7.14%	570
2008	10.931263	9.587654	-12.29%	10,936
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	21.832320	23.435966	7.35%	0
2016	20.155364	21.832320	8.32%	0
2015	20.821991	20.155364	-3.20%	0
2014	20.660629	20.821991	0.78%	0
2013	23.117388	20.660629	-10.63%	0
2012	20.022995	23.117388	15.45%	0
2011	19.124358	20.022995	4.70%	0
2010	17.791320	19.124358	7.49%	0
2009	13.959791	17.791320	27.45%	0
2008	16.763181	13.959791	-16.72%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.216549	10.160679	10.24%	0
2016	8.183952	9.216549	12.62%	0
2015*	10.000000	8.183952	-18.16%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	16.108945	18.544097	15.12%	0
2016	14.814894	16.108945	8.73%	0
2015	16.292738	14.814894	-9.07%	0
2014	16.984351	16.292738	-4.07%	0
2013	13.144009	16.984351	29.22%	0
2012	10.943563	13.144009	20.11%	0
2011	11.274845	10.943563	-2.94%	0
2010*	10.000000	11.274845	12.75%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	23.807710	25.288878	6.22%	366
2016	20.218003	23.807710	17.76%	359
2015	21.600674	20.218003	-6.40%	612
2014	19.524697	21.600674	10.63%	813
2013	15.138435	19.524697	28.97%	1,504
2012	13.505087	15.138435	12.09%	1,665
2011	13.720413	13.505087	-1.57%	3,360
2010	12.379296	13.720413	10.83%	3,620
2009*	10.000000	12.379296	23.79%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	14.513291	16.461911	13.43%	12,838
2016	13.592853	14.513291	6.77%	9,627
2015	13.742108	13.592853	-1.09%	10,422
2014	13.362852	13.742108	2.84%	12,765
2013	11.065785	13.362852	20.76%	13,339
2012	9.763427	11.065785	13.34%	12,091
2011	9.875579	9.763427	-1.14%	14,999
2010	9.000512	9.875579	9.72%	20,868
2009	7.445547	9.000512	20.88%	20,962
2008	10.824700	7.445547	-31.22%	21,053
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	10.836736	10.956121	1.10%	18,820
2016	10.777266	10.836736	0.55%	12,263
2015	11.028314	10.777266	-2.28%	12,920
2014	10.725171	11.028314	2.83%	15,238
2013	11.238925	10.725171	-4.57%	15,622
2012	10.931779	11.238925	2.81%	11,655
2011	10.555724	10.931779	3.56%	11,664
2010	10.167548	10.555724	3.82%	12,004
2009	9.255754	10.167548	9.85%	12,027
2008	10.484532	9.255754	-11.72%	13,044
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	14.886099	19.097504	28.29%	0
2016	15.168365	14.886099	-1.86%	0
2015	14.534816	15.168365	4.36%	0
2014	14.571552	14.534816	-0.25%	0
2013	11.564229	14.571552	26.01%	0
2012	9.670813	11.564229	19.58%	0
2011	10.886326	9.670813	-11.17%	0
2010	9.985564	10.886326	9.02%	0
2009	7.199342	9.985564	38.70%	0
2008	11.978384	7.199342	-39.90%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	15.479507	19.378120	25.19%	1,495
2016	14.489284	15.479507	6.83%	1,587
2015	13.899208	14.489284	4.25%	1,893
2014	13.130864	13.899208	5.85%	875
2013	10.342945	13.130864	26.95%	1,539
2012	8.994660	10.342945	14.99%	1,708
2011	9.634207	8.994660	-6.64%	14,342
2010	8.321680	9.634207	15.77%	17,039
2009	6.121705	8.321680	35.94%	5,170
2008	11.203628	6.121705	-45.36%	12,274
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	13.700851	16.363646	19.44%	13,570
2016	12.590793	13.700851	8.82%	10,715
2015	12.716135	12.590793	-0.99%	11,590
2014	11.777700	12.716135	7.97%	14,514
2013	9.042803	11.777700	30.24%	16,066
2012	7.886775	9.042803	14.66%	15,279
2011	8.235629	7.886775	-4.24%	16,648
2010	7.576352	8.235629	8.70%	17,431
2009	5.918499	7.576352	28.01%	17,660
2008	9.756266	5.918499	-39.34%	17,500
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	24.618549	28.380985	15.28%	0
2016	21.375828	24.618549	15.17%	0
2015	23.344310	21.375828	-8.43%	0
2014	21.879839	23.344310	6.69%	306
2013	16.509610	21.879839	32.53%	1,674
2012	14.264017	16.509610	15.74%	3,230
2011	14.942924	14.264017	-4.54%	5,241
2010	13.214377	14.942924	13.08%	5,131
2009	10.517723	13.214377	25.64%	7,775
2008	17.104463	10.517723	-38.51%	8,009
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.326132	10.819546	16.01%	0
2016	9.245744	9.326132	0.87%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	20.144447	21.065972	4.57%	0
2016	18.014610	20.144447	11.82%	0
2015	18.884071	18.014610	-4.60%	0
2014	18.799828	18.884071	0.45%	0
2013	17.925524	18.799828	4.88%	0
2012	15.975999	17.925524	12.20%	0
2011	15.709798	15.975999	1.69%	0
2010	14.173966	15.709798	10.84%	0
2009	9.911311	14.173966	43.01%	0
2008	14.051996	9.911311	-29.47%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	13.464665	16.455226	22.21%	0
2016	12.106069	13.464665	11.22%	0
2015	12.508653	12.106069	-3.22%	0
2014	11.984366	12.508653	4.37%	0
2013	8.524210	11.984366	40.59%	0
2012	7.448970	8.524210	14.43%	0
2011	8.607930	7.448970	-13.46%	0
2010	7.616165	8.607930	13.02%	0
2009	5.083276	7.616165	49.83%	0
2008*	10.000000	5.083276	-49.17%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	15.144614	17.559338	15.94%	0
2016	14.041263	15.144614	7.86%	0
2015	14.395374	14.041263	-2.46%	0
2014	13.298953	14.395374	8.24%	2,915
2013	9.799276	13.298953	35.71%	8,924
2012	8.982352	9.799276	9.09%	15,323
2011	9.479541	8.982352	-5.24%	18,370
2010	7.832337	9.479541	21.03%	18,140
2009	6.091458	7.832337	28.58%	44,908
2008*	10.000000	6.091458	-39.09%	50,690
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	12.467802	14.631003	17.35%	0
2016	11.745645	12.467802	6.15%	0
2015	12.205577	11.745645	-3.77%	0
2014	11.924797	12.205577	2.35%	0
2013	9.402759	11.924797	26.82%	0
2012	8.264930	9.402759	13.77%	0
2011	9.012456	8.264930	-8.29%	0
2010	8.003883	9.012456	12.60%	0
2009	6.324797	8.003883	26.55%	0
2008*	10.000000	6.324797	-36.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.149391	13.335298	9.76%	9,584
2016	11.688970	12.149391	3.94%	10,384
2015	12.061403	11.688970	-3.09%	11,251
2014	11.806460	12.061403	2.16%	12,094
2013	10.512648	11.806460	12.31%	0
2012	9.664236	10.512648	8.78%	0
2011	10.000579	9.664236	-3.36%	4,273
2010	9.247492	10.000579	8.14%	7,193
2009	7.879262	9.247492	17.36%	2,920
2008*	10.000000	7.879262	-21.21%	2,923

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	12.488991	14.167346	13.44%	0
2016	11.879831	12.488991	5.13%	0
2015	12.291814	11.879831	-3.35%	0
2014	11.986035	12.291814	2.55%	89,752
2013	10.092575	11.986035	18.76%	179,668
2012	9.067261	10.092575	11.31%	183,796
2011	9.587191	9.067261	-5.42%	185,354
2010	8.708785	9.587191	10.09%	189,559
2009	7.160724	8.708785	21.62%	190,316
2008*	10.000000	7.160724	-28.39%	179,021
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.329798	11.803862	4.18%	0
2016	11.056236	11.329798	2.47%	0
2015	11.371089	11.056236	-2.77%	0
2014	11.234242	11.371089	1.22%	0
2013	10.930192	11.234242	2.78%	0
2012	10.381053	10.930192	5.29%	0
2011	10.450358	10.381053	-0.66%	0
2010	9.989661	10.450358	4.61%	0
2009	9.023775	9.989661	10.70%	0
2008*	10.000000	9.023775	-9.76%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.457235	11.756030	12.42%	0
2016	10.113516	10.457235	3.40%	0
2015	10.788459	10.113516	-6.26%	0
2014	10.770823	10.788459	0.16%	0
2013*	10.000000	10.770823	7.71%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.462807	12.072361	15.38%	0
2016	10.056438	10.462807	4.04%	0
2015	10.793297	10.056438	-6.83%	0
2014	10.908641	10.793297	-1.06%	0
2013*	10.000000	10.908641	9.09%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.350333	13.787859	11.64%	8,018
2016	11.812058	12.350333	4.56%	11,359
2015	12.189216	11.812058	-3.09%	14,052
2014	11.900459	12.189216	2.43%	31,032
2013	10.313226	11.900459	15.39%	35,836
2012	9.370438	10.313226	10.06%	34,793
2011	9.794617	9.370438	-4.33%	35,949
2010	8.978578	9.794617	9.09%	37,253
2009	7.516739	8.978578	19.45%	37,257
2008*	10.000000	7.516739	-24.83%	34,178

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	12.429967	14.376021	15.66%	4,729
2016	11.794064	12.429967	5.39%	4,729
2015	12.225250	11.794064	-3.53%	4,729
2014	11.936604	12.225250	2.42%	13,127
2013	9.805814	11.936604	21.73%	13,127
2012	8.737123	9.805814	12.23%	203,983
2011	9.356738	8.737123	-6.62%	203,989
2010	8.430273	9.356738	10.99%	204,432
2009	6.799494	8.430273	23.98%	5,174
2008*	10.000000	6.799494	-32.01%	5,178
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	11.962895	12.876782	7.64%	0
2016	11.521522	11.962895	3.83%	0
2015	11.889315	11.521522	-3.09%	0
2014	11.662076	11.889315	1.95%	0
2013	10.703232	11.662076	8.96%	0
2012	9.930383	10.703232	7.78%	0
2011	10.165246	9.930383	-2.31%	0
2010	9.518084	10.165246	6.80%	0
2009	8.257336	9.518084	15.27%	0
2008*	10.000000	8.257336	-17.43%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	11.708490	11.948491	2.05%	0
2016	11.383100	11.708490	2.86%	0
2015	11.724577	11.383100	-2.91%	0
2014	11.434934	11.724577	2.53%	3,787
2013	11.928175	11.434934	-4.14%	8,437
2012	11.330575	11.928175	5.27%	8,246
2011	10.887822	11.330575	4.07%	7,434
2010	10.410060	10.887822	4.59%	8,011
2009	9.787083	10.410060	6.37%	9,341
2008*	10.000000	9.787083	-2.13%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	12.531982	12.738197	1.65%	2,086
2016	12.380527	12.531982	1.22%	1,802
2015	12.705364	12.380527	-2.56%	1,745
2014	12.367537	12.705364	2.73%	0
2013	12.890485	12.367537	-4.06%	0
2012	12.286392	12.890485	4.92%	0
2011	11.827538	12.286392	3.88%	0
2010	11.168792	11.827538	5.90%	0
2009	9.792877	11.168792	14.05%	0
2008*	10.000000	9.792877	-2.07%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	11.795397	13.620784	15.48%	0
2016	10.810523	11.795397	9.11%	0
2015	11.396837	10.810523	-5.14%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.344902	12.650168	11.51%	0
2016	10.647934	11.344902	6.55%	0
2015	11.065737	10.647934	-3.78%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	24.576697	33.998633	38.34%	0
2016	23.343809	24.576697	5.28%	0
2015	28.451231	23.343809	-17.95%	0
2014	30.812509	28.451231	-7.66%	0
2013	31.323080	30.812509	-1.63%	0
2012	27.335678	31.323080	14.59%	0
2011	36.054329	27.335678	-24.18%	0
2010	31.755102	36.054329	13.54%	0
2009	19.878478	31.755102	59.75%	0
2008	48.242573	19.878478	-58.79%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	11.688279	11.687967	0.00%	0
2016	11.844376	11.688279	-1.32%	0
2015	12.105446	11.844376	-2.16%	0
2014	11.818782	12.105446	2.43%	3,849
2013	12.576205	11.818782	-6.02%	8,967
2012	12.459214	12.576205	0.94%	11,615
2011	11.858848	12.459214	5.06%	11,688
2010	11.554510	11.858848	2.63%	12,600
2009	11.487475	11.554510	0.58%	31,599
2008	10.887396	11.487475	5.51%	37,184
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	8.725671	8.583302	-1.63%	0
2016	8.907098	8.725671	-2.04%	0
2015	9.093515	8.907098	-2.05%	0
2014	9.283829	9.093515	-2.05%	741
2013	9.478132	9.283829	-2.05%	694
2012	9.677044	9.478132	-2.06%	624
2011	9.879005	9.677044	-2.04%	3,814
2010	10.085748	9.879005	-2.05%	3,960
2009	10.292513	10.085748	-2.01%	4,546
2008	10.296468	10.292513	-0.04%	4,568
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	7.937505	9.880444	24.48%	0
2016	8.052141	7.937505	-1.42%	0
2015	8.494287	8.052141	-5.21%	0
2014	8.734954	8.494287	-2.76%	0
2013	7.585493	8.734954	15.15%	0
2012	6.721206	7.585493	12.86%	0
2011	7.624047	6.721206	-11.84%	8,174
2010	6.887836	7.624047	10.69%	7,575
2009	5.432161	6.887836	26.80%	0
2008*	10.000000	5.432161	-45.68%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	8.761836	10.681808	21.91%	0
2016	8.898158	8.761836	-1.53%	0
2015	9.212385	8.898158	-3.41%	0
2014	10.025591	9.212385	-8.11%	1
2013	8.458165	10.025591	18.53%	1
2012	7.305161	8.458165	15.78%	1
2011	8.557418	7.305161	-14.63%	2
2010	8.134549	8.557418	5.20%	8
2009	6.457403	8.134549	25.97%	225
2008	11.584740	6.457403	-44.26%	283
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	23.630355	27.413353	16.01%	525
2016	22.037069	23.630355	7.23%	526
2015	22.725148	22.037069	-3.03%	11,776
2014	22.099056	22.725148	2.83%	11,777
2013	17.730313	22.099056	24.64%	11,249
2012	15.618402	17.730313	13.52%	13,288
2011	16.597157	15.618402	-5.90%	26,161
2010	14.781833	16.597157	12.28%	26,161
2009	11.863639	14.781833	24.60%	26,161
2008	19.178354	11.863639	-38.14%	26,161
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	15.150577	16.492792	8.86%	0
2016	14.549762	15.150577	4.13%	0
2015	14.880137	14.549762	-2.22%	0
2014	14.525530	14.880137	2.44%	0
2013	13.074384	14.525530	11.10%	0
2012	12.203251	13.074384	7.14%	0
2011	12.348836	12.203251	-1.18%	0
2010	11.480434	12.348836	7.56%	0
2009*	10.000000	11.480434	14.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	17.477959	19.656045	12.46%	0
2016	16.561012	17.477959	5.54%	0
2015	16.998046	16.561012	-2.57%	0
2014	16.494139	16.998046	3.06%	0
2013	14.092065	16.494139	17.05%	0
2012	12.817529	14.092065	9.94%	0
2011	13.208826	12.817529	-2.96%	0
2010	12.036988	13.208826	9.74%	0
2009*	10.000000	12.036988	20.37%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	13.222778	13.688511	3.52%	2,634
2016	12.946736	13.222778	2.13%	2,822
2015	13.182805	12.946736	-1.79%	3,022
2014	12.954716	13.182805	1.76%	3,220
2013	12.616255	12.954716	2.68%	3,420
2012	12.247086	12.616255	3.01%	1,362
2011	12.146789	12.247086	0.83%	1,362
2010	11.710874	12.146789	3.72%	1,362
2009	10.960275	11.710874	6.85%	1,362
2008	11.906822	10.960275	-7.95%	1,362
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.445733	11.667897	11.70%	0
2016	10.087934	10.445733	3.55%	0
2015	10.644088	10.087934	-5.23%	0
2014	10.606395	10.644088	0.36%	0
2013*	10.000000	10.606395	6.06%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.503103	12.033649	14.57%	0
2016	10.025458	10.503103	4.76%	0
2015	10.656791	10.025458	-5.92%	0
2014	10.694439	10.656791	-0.35%	0
2013*	10.000000	10.694439	6.94%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	18.588258	20.562072	10.62%	5,161
2016	17.711094	18.588258	4.95%	6,834
2015	18.142508	17.711094	-2.38%	7,326
2014	17.609812	18.142508	3.02%	16,455
2013	15.415135	17.609812	14.24%	40,074
2012	14.202895	15.415135	8.54%	38,394
2011	14.505369	14.202895	-2.09%	46,128
2010	13.351629	14.505369	8.64%	46,239
2009	11.441639	13.351629	16.69%	37,472
2008	15.209225	11.441639	-24.77%	37,852
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	21.499737	24.572893	14.29%	3,385
2016	20.232410	21.499737	6.26%	3,385
2015	20.807751	20.232410	-2.77%	34,321
2014	20.239948	20.807751	2.81%	50,918
2013	16.884961	20.239948	19.87%	70,480
2012	15.153935	16.884961	11.42%	82,656
2011	15.806595	15.153935	-4.13%	109,356
2010	14.301683	15.806595	10.52%	109,298
2009	11.737844	14.301683	21.84%	109,377
2008	17.466945	11.737844	-32.80%	109,184

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	15.951111	17.064318	6.98%	2,898
2016	15.405440	15.951111	3.54%	2,900
2015	15.732684	15.405440	-2.08%	2,902
2014	15.335156	15.732684	2.59%	2,904
2013	14.169038	15.335156	8.23%	2,906
2012	13.389767	14.169038	5.82%	0
2011	13.393125	13.389767	-0.03%	0
2010	12.600211	13.393125	6.29%	0
2009	11.228823	12.600211	12.21%	0
2008	13.494008	11.228823	-16.79%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	22.336623	27.802802	24.47%	0
2016	22.069127	22.336623	1.21%	0
2015	21.494441	22.069127	2.67%	0
2014	20.213544	21.494441	6.34%	0
2013	15.142011	20.213544	33.49%	0
2012	13.054694	15.142011	15.99%	0
2011	13.668384	13.054694	-4.49%	4,219
2010	12.859078	13.668384	6.29%	4,305
2009*	10.000000	12.859078	28.59%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.088684	11.617147	15.15%	0
2016	9.488222	10.088684	6.33%	0
2015	9.909500	9.488222	-4.25%	0
2014*	10.000000	9.909500	-0.91%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.684523	12.736963	19.21%	0
2016	9.911859	10.684523	7.80%	0
2015	10.105028	9.911859	-1.91%	0
2014*	10.000000	10.105028	1.05%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	35.791133	40.591720	13.41%	0
2016	30.375072	35.791133	17.83%	0
2015	31.817149	30.375072	-4.53%	0
2014	29.686482	31.817149	7.18%	1
2013	22.779330	29.686482	30.32%	2
2012	19.797870	22.779330	15.06%	2
2011	20.739090	19.797870	-4.54%	2
2010	16.776873	20.739090	23.62%	12
2009	12.524529	16.776873	33.95%	377
2008	20.125702	12.524529	-37.77%	458

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	14.483153	15.085323	4.16%	0
2016	13.608688	14.483153	6.43%	0
2015	14.307050	13.608688	-4.88%	0
2014	14.060417	14.307050	1.75%	0
2013	14.517954	14.060417	-3.15%	0
2012	13.204942	14.517954	9.94%	0
2011	12.772013	13.204942	3.39%	2,332
2010	11.790877	12.772013	8.32%	2,596
2009	9.678036	11.790877	21.83%	2,799
2008	11.946313	9.678036	-18.99%	3,349
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	9.578487	11.778733	22.97%	0
2016	10.026232	9.578487	-4.47%	0
2015	10.303543	10.026232	-2.69%	0
2014	10.663383	10.303543	-3.37%	2,831
2013	8.991347	10.663383	18.60%	10,711
2012	7.946615	8.991347	13.15%	18,270
2011	8.976518	7.946615	-11.47%	21,987
2010	8.052542	8.976518	11.47%	20,190
2009	6.040119	8.052542	33.32%	45,601
2008*	10.000000	6.040119	-39.60%	49,537
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	13.781050	16.541489	20.03%	0
2016	13.401131	13.781050	2.83%	0
2015	14.454383	13.401131	-7.29%	0
2014	16.338060	14.454383	-11.53%	1
2013	13.779354	16.338060	18.57%	0
2012	12.019327	13.779354	14.64%	0
2011	14.680153	12.019327	-18.13%	0
2010	14.152890	14.680153	3.73%	0
2009	11.156906	14.152890	26.85%	0
2008	21.283193	11.156906	-47.58%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	13.881945	17.661307	27.23%	0
2016	13.895137	13.881945	-0.09%	0
2015	13.755464	13.895137	1.02%	0
2014	12.749489	13.755464	7.89%	1,186
2013	9.683662	12.749489	31.66%	3,592
2012	8.512790	9.683662	13.75%	6,205
2011	8.980902	8.512790	-5.21%	7,975
2010	7.948024	8.980902	13.00%	8,058
2009	6.273070	7.948024	26.70%	29,798
2008*	10.000000	6.273070	-37.27%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	14.038742	15.726807	12.02%	0
2016	12.350084	14.038742	13.67%	0
2015	13.057321	12.350084	-5.42%	0
2014	12.091986	13.057321	7.98%	1
2013	9.142537	12.091986	32.26%	1
2012	7.937921	9.142537	15.18%	1
2011	8.629506	7.937921	-8.01%	2
2010	7.814020	8.629506	10.44%	9
2009	6.261242	7.814020	24.80%	240
2008*	10.000000	6.261242	-37.39%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	13.975373	17.457551	24.92%	353
2016	13.452434	13.975373	3.89%	376
2015	13.781662	13.452434	-2.39%	572
2014	13.565524	13.781662	1.59%	2,337
2013	9.991851	13.565524	35.77%	5,620
2012	8.898342	9.991851	12.29%	9,465
2011	9.507383	8.898342	-6.41%	11,863
2010	7.674790	9.507383	23.88%	11,711
2009	6.183862	7.674790	24.11%	26,782
2008*	10.000000	6.183862	-38.16%	15,757
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	18.163865	20.254921	11.51%	0
2016	15.768607	18.163865	15.19%	0
2015	16.577025	15.768607	-4.88%	0
2014	14.462419	16.577025	14.62%	1,128
2013	10.882378	14.462419	32.90%	5,185
2012	9.549696	10.882378	13.96%	9,605
2011	9.980860	9.549696	-4.32%	12,257
2010	8.517404	9.980860	17.18%	11,944
2009	6.664890	8.517404	27.80%	27,622
2008*	10.000000	6.664890	-33.35%	36,071
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	21.993513	26.853890	22.10%	0
2016	20.778197	21.993513	5.85%	0
2015	21.101359	20.778197	-1.53%	0
2014	21.009754	21.101359	0.44%	0
2013	14.900378	21.009754	41.00%	0
2012	13.451732	14.900378	10.77%	0
2011	13.852001	13.451732	-2.89%	0
2010	11.303862	13.852001	22.54%	0
2009	9.073640	11.303862	24.58%	0
2008	17.327684	9.073640	-47.64%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	35.846259	38.187056	6.53%	0
2016	29.132272	35.846259	23.05%	0
2015	31.738219	29.132272	-8.21%	0
2014	30.349267	31.738219	4.58%	0
2013	22.127653	30.349267	37.16%	0
2012	18.778768	22.127653	17.83%	0
2011	20.276810	18.778768	-7.39%	0
2010	16.367565	20.276810	23.88%	0
2009	13.276762	16.367565	23.28%	0
2008	20.022505	13.276762	-33.69%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	32.267099	35.779475	10.89%	56
2016	26.880557	32.267099	20.04%	59
2015	27.973344	26.880557	-3.91%	97
2014	28.400971	27.973344	-1.51%	141
2013	20.629507	28.400971	37.67%	223
2012	18.278961	20.629507	12.86%	268
2011	19.810426	18.278961	-7.73%	291
2010	16.182369	19.810426	22.42%	278
2009	12.289743	16.182369	31.67%	285
2008	20.354304	12.289743	-39.62%	1,740
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	22.243686	26.200294	17.79%	0
2016	20.428485	22.243686	8.89%	0
2015	20.718925	20.428485	-1.40%	0
2014	18.917203	20.718925	9.52%	1,905
2013	14.766366	18.917203	28.11%	6,668
2012	13.242415	14.766366	11.51%	10,584
2011	13.468070	13.242415	-1.68%	13,062
2010	12.143921	13.468070	10.90%	12,880
2009	9.874518	12.143921	22.98%	29,512
2008	17.266434	9.874518	-42.81%	35,461
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	13.067760	13.587031	3.97%	0
2016	12.447076	13.067760	4.99%	0
2015	13.470072	12.447076	-7.59%	0
2014	10.692960	13.470072	25.97%	0
2013	10.629742	10.692960	0.59%	0
2012	9.389638	10.629742	13.21%	0
2011	9.031330	9.389638	3.97%	0
2010	7.102175	9.031330	27.16%	0
2009	5.555654	7.102175	27.84%	0
2008*	10.000000	5.555654	-44.44%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	13.908851	16.516355	18.75%	0
2016	12.746506	13.908851	9.12%	0
2015	12.891727	12.746506	-1.13%	0
2014	11.639404	12.891727	10.76%	0
2013*	10.000000	11.639404	16.39%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.823183	9.774306	-0.50%	0
2016	9.784401	9.823183	0.40%	0
2015	10.023374	9.784401	-2.38%	0
2014	10.182854	10.023374	-1.57%	6
2013	10.385034	10.182854	-1.95%	6
2012	10.242058	10.385034	1.40%	6
2011	10.321841	10.242058	-0.77%	1,966
2010	10.288878	10.321841	0.32%	2,171
2009	9.806953	10.288878	4.91%	2,948
2008*	10.000000	9.806953	-1.93%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	14.127509	15.801213	11.85%	0
2016	11.932008	14.127509	18.40%	0
2015	12.807001	11.932008	-6.83%	0
2014	12.505847	12.807001	2.41%	0
2013*	10.000000	12.505847	25.06%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	13.273279	15.955829	20.21%	1,196
2016	13.400887	13.273279	-0.95%	1,233
2015	14.237119	13.400887	-5.87%	1,154
2014	15.824380	14.237119	-10.03%	2,202
2013	13.452307	15.824380	17.63%	7,417
2012	11.487094	13.452307	17.11%	13,022
2011	13.391270	11.487094	-14.22%	15,566
2010	12.855533	13.391270	4.17%	13,407
2009*	10.000000	12.855533	28.56%	36,168
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	28.195058	34.402807	22.02%	0
2016	27.633512	28.195058	2.03%	0
2015	27.934017	27.633512	-1.08%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	9.498196	9.386922	-1.17%	206
2016	9.579637	9.498196	-0.85%	181
2015	9.762187	9.579637	-1.87%	265
2014	9.906069	9.762187	-1.45%	4,221
2013	10.051396	9.906069	-1.45%	4,250
2012	9.810513	10.051396	2.46%	4,844
2011	9.986428	9.810513	-1.76%	4,379
2010	9.683630	9.986428	3.13%	4,514
2009	8.723651	9.683630	11.00%	7,121
2008	10.287811	8.723651	-15.20%	19,086
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	24.124355	27.986427	16.01%	0
2016	22.417042	24.124355	7.62%	0
2015	22.992821	22.417042	-2.50%	0
2014	21.266187	22.992821	8.12%	0
2013	15.777974	21.266187	34.78%	0
2012	14.515258	15.777974	8.70%	0
2011	15.289429	14.515258	-5.06%	0
2010	12.705323	15.289429	20.34%	0
2009	9.869584	12.705323	28.73%	0
2008	16.639823	9.869584	-40.69%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	27.742686	37.046063	33.53%	0
2016	28.366295	27.742686	-2.20%	0
2015	27.934174	28.366295	1.55%	0
2014	27.944310	27.934174	-0.04%	0
2013	22.465264	27.944310	24.39%	0
2012	18.963486	22.465264	18.47%	0
2011	21.164432	18.963486	-10.40%	0
2010	18.674532	21.164432	13.33%	0
2009	13.681218	18.674532	36.50%	0
2008	23.409317	13.681218	-41.56%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	9.874342	10.256362	3.87%	0
2016	9.486116	9.874342	4.09%	0
2015	9.932170	9.486116	-4.49%	0
2014	9.893546	9.932170	0.39%	0
2013	10.137827	9.893546	-2.41%	0
2012*	10.000000	10.137827	1.38%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.650185	10.714202	23.86%	0
2016	9.077206	8.650185	-4.70%	0
2015	8.988043	9.077206	0.99%	0
2014*	10.000000	8.988043	-10.12%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	24.220371	27.672231	14.25%	0
2016	22.215804	24.220371	9.02%	0
2015	21.997339	22.215804	0.99%	0
2014	20.342014	21.997339	8.14%	1,791
2013	15.800170	20.342014	28.75%	6,270
2012	13.833864	15.800170	14.21%	10,017
2011	14.167352	13.833864	-2.35%	16,222
2010	12.487411	14.167352	13.45%	17,397
2009	9.960457	12.487411	25.37%	33,031
2008	16.569401	9.960457	-39.89%	34,473
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	35.351144	39.445536	11.58%	236
2016	30.668976	35.351144	15.27%	254
2015	33.342792	30.668976	-8.02%	257
2014	30.487417	33.342792	9.37%	0
2013	22.133651	30.487417	37.74%	0
2012	19.204473	22.133651	15.25%	0
2011	20.084220	19.204473	-4.38%	0
2010	16.662466	20.084220	20.54%	0
2009	12.427622	16.662466	34.08%	0
2008	20.466250	12.427622	-39.28%	9,543
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.033269	11.143054	11.06%	0
2016	9.071907	10.033269	10.60%	0
2015	10.198911	9.071907	-11.05%	0
2014	10.365238	10.198911	-1.60%	0
2013	10.570625	10.365238	-1.94%	0
2012*	10.000000	10.570625	5.71%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	9.594984	10.318045	7.54%	0
2016	8.652039	9.594984	10.90%	0
2015	9.047108	8.652039	-4.37%	0
2014	9.108516	9.047108	-0.67%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.450942	11.336213	8.47%	0
2016	10.368032	10.450942	0.80%	0
2015	11.403258	10.368032	-9.08%	0
2014	11.606988	11.403258	-1.76%	0
2013	12.682788	11.606988	-8.48%	0
2012	12.305093	12.682788	3.07%	0
2011	11.586746	12.305093	6.20%	0
2010	10.815580	11.586746	7.13%	0
2009*	10.000000	10.815580	8.16%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	10.805073	10.716703	-0.82%	0
2016	10.888496	10.805073	-0.77%	0
2015	11.093216	10.888496	-1.85%	0
2014	11.241278	11.093216	-1.32%	1,385
2013	11.503255	11.241278	-2.28%	4,510
2012	11.106030	11.503255	3.58%	6,012
2011	11.224697	11.106030	-1.06%	9,003
2010	10.894646	11.224697	3.03%	9,371
2009*	10.000000	10.894646	8.95%	14,421
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.063287	10.084781	0.21%	0
2016*	10.000000	10.063287	0.63%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.319874	10.595843	2.67%	0
2016	10.269921	10.319874	0.49%	0
2015	10.449787	10.269921	-1.72%	0
2014	10.241673	10.449787	2.03%	0
2013	10.675195	10.241673	-4.06%	0
2012	9.953562	10.675195	7.25%	0
2011*	10.000000	9.953562	-0.46%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.207440	12.07%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.305404	13.214489	28.23%	0
2016*	10.000000	10.305404	3.05%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	15.795322	19.585192	23.99%	0
2016	16.530564	15.795322	-4.45%	0
2015	16.852958	16.530564	-1.91%	0
2014	18.456705	16.852958	-8.69%	0
2013	14.712779	18.456705	25.45%	0
2012	12.321063	14.712779	19.41%	0
2011	15.143020	12.321063	-18.64%	0
2010	14.050935	15.143020	7.77%	0
2009	11.509787	14.050935	22.08%	0
2008	20.966032	11.509787	-45.10%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	26.575298	33.140700	24.70%	0
2016	30.386149	26.575298	-12.54%	0
2015	27.582450	30.386149	10.16%	0
2014	21.459021	27.582450	28.54%	0
2013	14.555434	21.459021	47.43%	0
2012	11.344069	14.555434	28.31%	0
2011	10.491378	11.344069	8.13%	0
2010*	10.000000	10.491378	4.91%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.475540	7.178363	-3.98%	0
2016	5.321370	7.475540	40.48%	0
2015	8.185408	5.321370	-34.99%	0
2014	10.361592	8.185408	-21.00%	0
2013	9.591019	10.361592	8.03%	0
2012*	10.000000	9.591019	-4.09%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.625306	7.342584	-3.71%	0
2016	5.416751	7.625306	40.77%	0
2015	8.309679	5.416751	-34.81%	0
2014	10.487293	8.309679	-20.76%	0
2013	9.686419	10.487293	8.27%	0
2012*	10.000000	9.686419	-3.14%	0
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2017	18.684845	24.635309	31.85%	0
2016	18.976444	18.684845	-1.54%	0
2015	19.116681	18.976444	-0.73%	0
2014	18.790645	19.116681	1.74%	0
2013	13.714254	18.790645	37.02%	0
2012	11.630404	13.714254	17.92%	0
2011	12.569882	11.630404	-7.47%	0
2010*	10.000000	12.569882	25.70%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	22.190095	27.357289	23.29%	0
2016	21.024512	22.190095	5.54%	0
2015	22.101703	21.024512	-4.87%	0
2014	22.996187	22.101703	-3.89%	0
2014	22.996187	22.101703	-3.89%	0
2013	15.627386	22.996187	47.15%	0
2012	14.791041	15.627386	5.65%	0
2011	15.827575	14.791041	-6.55%	0
2010	12.746062	15.827575	24.18%	0
2009	8.524956	12.746062	49.51%	0
2008	14.858775	8.524956	-42.63%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	11.040732	12.357828	11.93%	0
2016	10.909664	11.040732	1.20%	0
2015	11.290479	10.909664	-3.37%	0
2014	11.067087	11.290479	2.02%	0
2013	10.099288	11.067087	9.58%	0
2012*	10.000000	10.099288	0.99%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	24.441234	28.379791	16.11%	0
2016	22.475855	24.441234	8.74%	0
2015	22.635044	22.475855	-0.70%	0
2014	21.155170	22.635044	7.00%	0
2013	16.054899	21.155170	31.77%	0
2012	13.987923	16.054899	14.78%	0
2011	13.469671	13.987923	3.85%	0
2010	12.197285	13.469671	10.43%	0
2009	10.352356	12.197285	17.82%	0
2008	17.831215	10.352356	-41.94%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	36.408893	40.227133	10.49%	0
2016	29.799540	36.408893	22.18%	0
2015	32.276721	29.799540	-7.67%	0
2014	30.261854	32.276721	6.66%	0
2013	22.458355	30.261854	34.75%	0
2012	19.364694	22.458355	15.98%	0
2011	21.645669	19.364694	-10.54%	0
2010	17.465534	21.645669	23.93%	0
2009	12.505596	17.465534	39.66%	0
2008	19.881577	12.505596	-37.10%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	12.351936	12.537282	1.50%	138
2016	12.085906	12.351936	2.20%	138
2015	12.657600	12.085906	-4.52%	138
2014	12.516108	12.657600	1.13%	138
2013	13.969137	12.516108	-10.40%	138
2012	13.288066	13.969137	5.13%	138
2011	12.145743	13.288066	9.41%	138
2010	11.802059	12.145743	2.91%	138
2009	10.937930	11.802059	7.90%	138
2008	11.352913	10.937930	-3.66%	138

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2017	23.205659	27.331372	17.78%	0
2016	20.938234	23.205659	10.83%	0
2015	22.740239	20.938234	-7.92%	0
2014	20.678064	22.740239	9.97%	0
2013	15.589639	20.678064	32.64%	0
2012	13.913299	15.589639	12.05%	0
2011	13.816394	13.913299	0.70%	0
2010	12.394558	13.816394	11.47%	0
2009	10.749808	12.394558	15.30%	0
2008	16.823427	10.749808	-36.10%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2017	25.374833	27.692468	9.13%	0
2016	21.119632	25.374833	20.15%	0
2015	21.918914	21.119632	-3.65%	0
2014	19.261251	21.918914	13.80%	0
2013	15.145649	19.261251	27.17%	0
2012	13.311218	15.145649	13.78%	0
2011	13.711769	13.311218	-2.92%	0
2010	11.771784	13.711769	16.48%	0
2009	9.263543	11.771784	27.08%	0
2008	12.534662	9.263543	-26.10%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.038366	12.589432	14.05%	0
2016	9.714392	11.038366	13.63%	0
2015*	10.000000	9.714392	-2.86%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	14.427148	16.061355	11.33%	0
2016	14.195594	14.427148	1.63%	0
2015	14.646763	14.195594	-3.08%	0
2014	14.677369	14.646763	-0.21%	0
2013	13.103201	14.677369	12.01%	0
2012	12.171792	13.103201	7.65%	0
2011	12.901996	12.171792	-5.66%	0
2010	12.006618	12.901996	7.46%	0
2009*	10.000000	12.006618	20.07%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.129147	10.618982	4.84%	0
2016	9.170291	10.129147	10.46%	0
2015*	10.000000	9.170291	-8.30%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.772808	9.874908	1.04%	0
2016	9.742291	9.772808	0.31%	0
2015*	10.000000	9.742291	-2.58%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.152386	1.52%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	14.787159	16.179793	9.42%	0
2016	11.521766	14.787159	28.34%	0
2015	12.582057	11.521766	-8.43%	0
2014	12.168294	12.582057	3.40%	0
2013*	10.000000	12.168294	21.68%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.658186	13.130826	12.63%	0
2016	10.336229	11.658186	12.79%	0
2015	10.830491	10.336229	-4.56%	0
2014*	10.000000	10.830491	8.30%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	37.503708	41.272688	10.05%	0
2016	30.467372	37.503708	23.09%	0
2015	31.863244	30.467372	-4.38%	0
2014	30.961078	31.863244	2.91%	0
2013	22.474371	30.961078	37.76%	0
2012	19.835131	22.474371	13.31%	0
2011	20.146375	19.835131	-1.54%	0
2010	16.354284	20.146375	23.19%	0
2009	13.361291	16.354284	22.40%	0
2008	19.755702	13.361291	-32.37%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	24.874226	29.519423	18.67%	0
2016	22.797927	24.874226	9.11%	0
2015	23.086481	22.797927	-1.25%	0
2014	20.849501	23.086481	10.73%	0
2013	16.169811	20.849501	28.94%	0
2012	14.303996	16.169811	13.04%	0
2011	14.377214	14.303996	-0.51%	0
2010	12.821532	14.377214	12.13%	0
2009	10.390411	12.821532	23.40%	0
2008	16.933338	10.390411	-38.64%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2017	20.914245	26.006995	24.35%	470
2016	19.846568	20.914245	5.38%	470
2015	20.837798	19.846568	-4.76%	470
2014	19.739772	20.837798	5.56%	470
2013	16.687695	19.739772	18.29%	2,669
2012	15.477413	16.687695	7.82%	2,669
2011	14.538119	15.477413	6.46%	2,669
2010	12.907789	14.538119	12.63%	2,669
2009	10.786840	12.907789	19.66%	2,669
2008	15.678515	10.786840	-31.20%	2,669

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2017	20.249525	24.657263	21.77%	0
2016	17.709367	20.249525	14.34%	0
2015	18.557356	17.709367	-4.57%	0
2014	18.708238	18.557356	-0.81%	0
2013	12.892566	18.708238	45.11%	0
2012	10.952939	12.892566	17.71%	0
2011	13.017637	10.952939	-15.86%	0
2010	10.164292	13.017637	28.07%	0
2009	8.255436	10.164292	23.12%	0
2008	13.551525	8.255436	-39.08%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.197053	10.327162	1.28%	0
2016	9.559951	10.197053	6.66%	0
2015	9.862874	9.559951	-3.07%	0
2014	10.017111	9.862874	-1.54%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	12.960304	14.042610	8.35%	0
2016	13.858492	12.960304	-6.48%	0
2015	15.129296	13.858492	-8.40%	0
2014	15.662269	15.129296	-3.40%	0
2013	13.777967	15.662269	13.68%	0
2012	12.791632	13.777967	7.71%	0
2011	13.827181	12.791632	-7.49%	0
2010	12.497861	13.827181	10.64%	0
2009	11.270806	12.497861	10.89%	0
2008	16.369247	11.270806	-31.15%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	12.725631	12.926251	1.58%	0
2016	12.554452	12.725631	1.36%	0
2015	12.880357	12.554452	-2.53%	0
2014	12.710153	12.880357	1.34%	0
2013	12.886085	12.710153	-1.37%	0
2012	12.027057	12.886085	7.14%	0
2011	12.044597	12.027057	-0.15%	0
2010	11.361897	12.044597	6.01%	0
2009	9.658725	11.361897	17.63%	0
2008	10.671951	9.658725	-9.49%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2017	14.342129	15.838739	10.44%	95
2016	13.920827	14.342129	3.03%	97
2015	14.295277	13.920827	-2.62%	98
2014	14.011870	14.295277	2.02%	100
2013	12.643856	14.011870	10.82%	102
2012	11.574966	12.643856	9.23%	103
2011	11.873459	11.574966	-2.51%	105
2010	10.776056	11.873459	10.18%	106
2009	8.879971	10.776056	21.35%	108
2008	12.121398	8.879971	-26.74%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2017	14.962036	17.030743	13.83%	0
2016	14.443940	14.962036	3.59%	0
2015	14.821828	14.443940	-2.55%	0
2014	14.474615	14.821828	2.40%	0
2013	12.785948	14.474615	13.21%	0
2012	11.551050	12.785948	10.69%	0
2011	11.946635	11.551050	-3.31%	0
2010	10.673348	11.946635	11.93%	0
2009	8.481095	10.673348	25.85%	0
2008	12.891909	8.481095	-34.21%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2017	15.686541	18.536369	18.17%	0
2016	15.062039	15.686541	4.15%	0
2015	15.467076	15.062039	-2.62%	0
2014	15.083411	15.467076	2.54%	0
2013	12.690069	15.083411	18.86%	0
2012	11.254305	12.690069	12.76%	0
2011	11.829935	11.254305	-4.87%	0
2010	10.426657	11.829935	13.46%	0
2009	8.118923	10.426657	28.42%	0
2008	13.413650	8.118923	-39.47%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.379279	11.799710	13.69%	0
2016*	10.000000	10.379279	3.79%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	16.344257	15.557870	-4.81%	0
2016	12.504226	16.344257	30.71%	0
2015	16.117204	12.504226	-22.42%	0
2014	18.872608	16.117204	-14.60%	0
2013	15.527989	18.872608	21.54%	0
2012	15.144867	15.527989	2.53%	0
2011	16.317591	15.144867	-7.19%	0
2010	13.987693	16.317591	16.66%	0
2009	9.681824	13.987693	44.47%	0
2008	21.691185	9.681824	-55.37%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	23.198359	25.585818	10.29%	0
2016	20.129717	23.198359	15.24%	0
2015	21.471624	20.129717	-6.25%	0
2014	20.217816	21.471624	6.20%	0
2013	16.155606	20.217816	25.14%	284
2012	14.098424	16.155606	14.59%	284
2011	14.306539	14.098424	-1.45%	284
2010	12.716264	14.306539	12.51%	284
2009	10.000530	12.716264	27.16%	1,386
2008	17.863277	10.000530	-44.02%	1,386
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.201769	12.789088	14.17%	0
2016*	10.000000	11.201769	12.02%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	23.799118	31.413591	31.99%	0
2016	24.175276	23.799118	-1.56%	0
2015	23.099004	24.175276	4.66%	0
2014	21.253794	23.099004	8.68%	0
2013	15.962768	21.253794	33.15%	1,173
2012	14.253099	15.962768	12.00%	1,173
2011	14.562929	14.253099	-2.13%	1,173
2010	12.009351	14.562929	21.26%	1,173
2009	9.586162	12.009351	25.28%	1,173
2008	18.584218	9.586162	-48.42%	1,173
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	12.995201	13.230944	1.81%	336
2016	12.704293	12.995201	2.29%	336
2015	13.088037	12.704293	-2.93%	336
2014	12.657694	13.088037	3.40%	336
2013	13.202218	12.657694	-4.12%	336
2012	12.770479	13.202218	3.38%	336
2011	12.186292	12.770479	4.79%	336
2010	11.574050	12.186292	5.29%	336
2009	10.238451	11.574050	13.04%	336
2008	10.833067	10.238451	-5.49%	336
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	36.284131	42.820145	18.01%	0
2016	33.112218	36.284131	9.58%	0
2015	34.382591	33.112218	-3.69%	0
2014	33.122328	34.382591	3.80%	0
2013	24.900640	33.122328	33.02%	1,037
2012	22.202713	24.900640	12.15%	1,037
2011	25.439024	22.202713	-12.72%	1,037
2010	20.209885	25.439024	25.87%	1,037
2009	14.771355	20.209885	36.82%	1,037
2008	24.984269	14.771355	-40.88%	1,037

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	19.220118	24.460845	27.27%	211
2016	20.723042	19.220118	-7.25%	211
2015	20.492118	20.723042	1.13%	211
2014	22.825612	20.492118	-10.22%	0
2013	17.911606	22.825612	27.43%	0
2012	15.199276	17.911606	17.85%	0
2011	18.781694	15.199276	-19.07%	0
2010	17.002840	18.781694	10.46%	0
2009	13.759764	17.002840	23.57%	0
2008	25.081274	13.759764	-45.14%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017	11.792508	11.981023	1.60%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	29.374803	34.248761	16.59%	0
2016	27.457345	29.374803	6.98%	0
2015	28.970697	27.457345	-5.22%	0
2014	27.782662	28.970697	4.28%	0
2013	21.798579	27.782662	27.45%	0
2012	17.524295	21.798579	24.39%	0
2011	19.678013	17.524295	-10.94%	0
2010	15.909472	19.678013	23.69%	0
2009	10.340763	15.909472	53.85%	0
2008	21.684189	10.340763	-52.31%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	12.202941	13.378577	9.63%	0
2016	11.012447	12.202941	10.81%	0
2015	11.993944	11.012447	-8.18%	0
2014	11.911984	11.993944	0.69%	0
2013	9.830592	11.911984	21.17%	0
2012	8.706930	9.830592	12.91%	0
2011	9.032608	8.706930	-3.61%	0
2010	8.368173	9.032608	7.94%	0
2009	6.562404	8.368173	27.52%	0
2008*	10.000000	6.562404	-34.38%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	14.532036	15.604021	7.38%	0
2016	13.017354	14.532036	11.64%	0
2015	14.305828	13.017354	-9.01%	0
2014	13.967963	14.305828	2.42%	0
2013	12.521814	13.967963	11.55%	0
2012	11.354426	12.521814	10.28%	0
2011	11.327373	11.354426	0.24%	0
2010	10.268844	11.327373	10.31%	0
2009	7.735514	10.268844	32.75%	0
2008	11.232890	7.735514	-31.14%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2017	25.132268	29.664835	18.03%	0
2016	22.121066	25.132268	13.61%	0
2015	23.451094	22.121066	-5.67%	0
2014	22.032252	23.451094	6.44%	0
2013	17.352749	22.032252	26.97%	1,717
2012	15.832050	17.352749	9.61%	1,717
2011	15.255724	15.832050	3.78%	1,717
2010	12.916245	15.255724	18.11%	1,717
2009	11.243269	12.916245	14.88%	2,838
2008	15.754182	11.243269	-28.63%	2,838
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	34.891526	37.799637	8.33%	0
2016	27.374044	34.891526	27.46%	0
2015	30.191621	27.374044	-9.33%	0
2014	30.664291	30.191621	-1.54%	0
2013	22.990371	30.664291	33.38%	0
2012	19.837005	22.990371	15.90%	0
2011	21.053389	19.837005	-5.78%	0
2010	16.771307	21.053389	25.53%	0
2009	13.263898	16.771307	26.44%	0
2008	20.227505	13.263898	-34.43%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.412682	11.564997	37.47%	0
2016	7.316455	8.412682	14.98%	0
2015	9.295836	7.316455	-21.29%	0
2014*	10.000000	9.295836	-7.04%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	19.497990	22.276441	14.25%	0
2016	18.581789	19.497990	4.93%	0
2015	20.298468	18.581789	-8.46%	0
2014	23.331260	20.298468	-13.00%	0
2013	19.379803	23.331260	20.39%	0
2012	16.743601	19.379803	15.74%	0
2011	19.137481	16.743601	-12.51%	0
2010	18.031787	19.137481	6.13%	0
2009	13.440017	18.031787	34.16%	0
2008	23.026509	13.440017	-41.63%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.131417	9.112346	-0.21%	0
2016	9.060502	9.131417	0.78%	0
2015	9.671224	9.060502	-6.31%	0
2014	9.700854	9.671224	-0.31%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.835418	11.999485	10.74%	0
2016	10.607097	10.835418	2.15%	0
2015	11.503874	10.607097	-7.80%	0
2014	11.304616	11.503874	1.76%	0
2013	10.167635	11.304616	11.18%	0
2012*	10.000000	10.167635	1.68%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.809567	9.957046	1.50%	0
2016	10.068100	9.809567	-2.57%	0
2015	10.097385	10.068100	-0.29%	0
2014	9.854783	10.097385	2.46%	0
2013*	10.000000	9.854783	-1.45%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	14.240486	17.710646	24.37%	0
2016	14.257541	14.240486	-0.12%	0
2015	13.902985	14.257541	2.55%	0
2014	13.128774	13.902985	5.90%	0
2013	9.592755	13.128774	36.86%	1,946
2012*	10.000000	9.592755	-4.07%	1,946
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	13.189561	14.805622	12.25%	0
2016	11.904712	13.189561	10.79%	0
2015	12.703933	11.904712	-6.29%	0
2014	12.457051	12.703933	1.98%	0
2013	9.904825	12.457051	25.77%	0
2012*	10.000000	9.904825	-0.95%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.303405	15.908849	19.58%	482
2016	13.510672	13.303405	-1.53%	482
2015	13.658221	13.510672	-1.08%	482
2014	12.954788	13.658221	5.43%	482
2013	9.686824	12.954788	33.74%	482
2012*	10.000000	9.686824	-3.13%	482
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	12.937600	14.981312	15.80%	0
2016	13.562685	12.937600	-4.61%	0
2015	15.115308	13.562685	-10.27%	0
2014	16.297741	15.115308	-7.26%	0
2013	13.303702	16.297741	22.51%	0
2012	11.403036	13.303702	16.67%	0
2011	12.551668	11.403036	-9.15%	0
2010	11.797263	12.551668	6.39%	0
2009*	10.000000	11.797263	17.97%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	12.087526	12.624780	4.44%	0
2016	10.626022	12.087526	13.75%	0
2015	11.609166	10.626022	-8.47%	0
2014	11.636539	11.609166	-0.24%	0
2013	10.756707	11.636539	8.18%	0
2012*	10.000000	10.756707	7.57%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	12.891506	16.016357	24.24%	0
2016	12.408419	12.891506	3.89%	0
2015	13.452185	12.408419	-7.76%	0
2014	12.738315	13.452185	5.60%	0
2013	10.013576	12.738315	27.21%	0
2012*	10.000000	10.013576	0.14%	0
Janus Henderson VIT Balanced Portfolio: Service Sharess - Q/NQ
2017	21.985379	25.428689	15.66%	0
2016	21.525001	21.985379	2.14%	0
2015	21.896850	21.525001	-1.70%	0
2014	20.664140	21.896850	5.97%	0
2013	17.618348	20.664140	17.29%	0
2012	15.873998	17.618348	10.99%	0
2011	15.996999	15.873998	-0.77%	0
2010	15.112862	15.996999	5.85%	0
2009	12.292260	15.112862	22.95%	0
2008	14.958403	12.292260	-17.82%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.740863	9.856624	1.19%	0
2016	9.732986	9.740863	0.08%	0
2015*	10.000000	9.732986	-2.67%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	30.117230	38.331710	27.28%	0
2016	30.175337	30.117230	-0.19%	0
2015	27.535550	30.175337	9.59%	0
2014	25.930457	27.535550	6.19%	0
2013	20.236256	25.930457	28.14%	0
2012	16.689381	20.236256	21.25%	0
2011	18.318292	16.689381	-8.89%	0
2010	17.572410	18.318292	4.24%	0
2009	12.292714	17.572410	42.95%	0
2008	22.548081	12.292714	-45.48%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	16.050898	22.773268	41.88%	0
2016	14.399596	16.050898	11.47%	0
2015	14.055504	14.399596	2.45%	0
2014	13.129661	14.055504	7.05%	0
2013	9.905487	13.129661	32.55%	0
2012*	10.000000	9.905487	-0.95%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	22.363430	28.640129	28.07%	0
2016	24.484192	22.363430	-8.66%	0
2015	27.424288	24.484192	-10.72%	0
2014	31.869561	27.424288	-13.95%	0
2013	28.484938	31.869561	11.88%	0
2012	25.708882	28.484938	10.80%	0
2011	38.810611	25.708882	-33.76%	0
2010	31.709265	38.810611	22.40%	0
2009	18.087269	31.709265	75.31%	0
2008	38.677089	18.087269	-53.24%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.458267	10.585609	25.15%	0
2016	7.152777	8.458267	18.25%	0
2015	9.139356	7.152777	-21.74%	0
2014	9.789409	9.139356	-6.64%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.920786	10.088315	1.69%	0
2016*	10.000000	9.920786	-0.79%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	12.997400	16.076144	23.69%	0
2016	12.201816	12.997400	6.52%	0
2015	12.736892	12.201816	-4.20%	0
2014	14.064242	12.736892	-9.44%	0
2013	10.172689	14.064242	38.25%	0
2012*	10.000000	10.172689	1.73%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	27.918863	32.076443	14.89%	0
2016	25.063313	27.918863	11.39%	0
2015	25.842325	25.063313	-3.01%	0
2014	23.952869	25.842325	7.89%	0
2013	18.043582	23.952869	32.75%	2,305
2012	15.905352	18.043582	13.44%	2,305
2011	16.321966	15.905352	-2.55%	2,305
2010	14.990464	16.321966	8.88%	2,305
2009	12.504566	14.990464	19.88%	2,305
2008	18.991604	12.504566	-34.16%	2,305
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	15.277072	18.968719	24.16%	0
2016	15.026600	15.277072	1.67%	0
2015	14.436485	15.026600	4.09%	0
2014	14.580986	14.436485	-0.99%	0
2013	11.668920	14.580986	24.96%	0
2012	10.281748	11.668920	13.49%	0
2011	10.691901	10.281748	-3.84%	0
2010*	10.000000	10.691901	6.92%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	10.029642	12.579133	25.42%	0
2016	9.678761	10.029642	3.63%	0
2015*	10.000000	9.678761	-3.21%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	12.184167	12.632190	3.68%	0
2016	11.755876	12.184167	3.64%	0
2015	12.108830	11.755876	-2.91%	0
2014	11.498629	12.108830	5.31%	0
2013	11.813836	11.498629	-2.67%	0
2012	11.051863	11.813836	6.89%	0
2011	10.709575	11.051863	3.20%	0
2010	10.237153	10.709575	4.61%	0
2009	9.559941	10.237153	7.08%	0
2008	10.905234	9.559941	-12.34%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	21.676894	23.257282	7.29%	0
2016	20.022059	21.676894	8.27%	0
2015	20.694843	20.022059	-3.25%	0
2014	20.544962	20.694843	0.73%	0
2013	22.999716	20.544962	-10.67%	0
2012	19.931276	22.999716	15.40%	0
2011	19.046461	19.931276	4.65%	0
2010	17.727894	19.046461	7.44%	0
2009	13.917120	17.727894	27.38%	0
2008	16.720479	13.917120	-16.77%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.208705	10.146863	10.19%	0
2016	8.181152	9.208705	12.56%	0
2015*	10.000000	8.181152	-18.19%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	16.058345	18.476441	15.06%	0
2016	14.775883	16.058345	8.68%	0
2015	16.258144	14.775883	-9.12%	0
2014	16.956943	16.258144	-4.12%	0
2013	13.129492	16.956943	29.15%	0
2012	10.937073	13.129492	20.05%	0
2011	11.273901	10.937073	-2.99%	0
2010*	10.000000	11.273901	12.74%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	23.714716	25.177275	6.17%	435
2016	20.149278	23.714716	17.70%	435
2015	21.538248	20.149278	-6.45%	435
2014	19.478221	21.538248	10.58%	435
2013	15.110100	19.478221	28.91%	435
2012	13.486709	15.110100	12.04%	435
2011	13.708726	13.486709	-1.62%	435
2010	12.375076	13.708726	10.78%	435
2009*	10.000000	12.375076	23.75%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	14.434525	16.364238	13.37%	464
2016	13.525972	14.434525	6.72%	507
2015	13.681474	13.525972	-1.14%	553
2014	13.310690	13.681474	2.79%	599
2013	11.028213	13.310690	20.70%	638
2012	9.735254	11.028213	13.28%	719
2011	9.852092	9.735254	-1.19%	796
2010	8.983685	9.852092	9.67%	845
2009	7.435416	8.983685	20.82%	913
2008	10.815492	7.435416	-31.25%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	10.777935	10.891119	1.05%	0
2016	10.724241	10.777935	0.50%	0
2015	10.979650	10.724241	-2.33%	0
2014	10.683291	10.979650	2.77%	0
2013	11.200755	10.683291	-4.62%	0
2012	10.900226	11.200755	2.76%	0
2011	10.530616	10.900226	3.51%	0
2010	10.148537	10.530616	3.76%	0
2009	9.243153	10.148537	9.80%	0
2008	10.475613	9.243153	-11.77%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	14.805268	18.984142	28.23%	0
2016	15.093694	14.805268	-1.91%	0
2015	14.470660	15.093694	4.31%	0
2014	14.514649	14.470660	-0.30%	0
2013	11.524943	14.514649	25.94%	0
2012	9.642894	11.524943	19.52%	0
2011	10.860433	9.642894	-11.21%	0
2010	9.966894	10.860433	8.97%	0
2009	7.189544	9.966894	38.63%	0
2008	11.968200	7.189544	-39.93%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	15.395409	19.263039	25.12%	0
2016	14.417891	15.395409	6.78%	0
2015	13.837801	14.417891	4.19%	0
2014	13.079528	13.837801	5.80%	0
2013	10.307778	13.079528	26.89%	0
2012	8.968657	10.307778	14.93%	0
2011	9.611252	8.968657	-6.69%	0
2010	8.306090	9.611252	15.71%	0
2009	6.113361	8.306090	35.87%	0
2008	11.194081	6.113361	-45.39%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	13.633401	16.274784	19.37%	0
2016	12.535173	13.633401	8.76%	0
2015	12.666441	12.535173	-1.04%	0
2014	11.737675	12.666441	7.91%	0
2013	9.016676	11.737675	30.18%	0
2012	7.868002	9.016676	14.60%	0
2011	8.220211	7.868002	-4.28%	0
2010	7.566033	8.220211	8.65%	0
2009	5.913455	7.566033	27.95%	0
2008	9.752934	5.913455	-39.37%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	24.444797	28.166348	15.22%	305
2016	21.235775	24.444797	15.11%	305
2015	23.203218	21.235775	-8.48%	305
2014	21.758697	23.203218	6.64%	305
2013	16.426574	21.758697	32.46%	305
2012	14.199541	16.426574	15.68%	305
2011	14.882969	14.199541	-4.59%	305
2010	13.168073	14.882969	13.02%	305
2009	10.486221	13.168073	25.58%	305
2008	17.061953	10.486221	-38.54%	305
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.319140	10.805934	15.95%	0
2016	9.243528	9.319140	0.82%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	20.002296	20.906675	4.52%	0
2016	17.896590	20.002296	11.77%	0
2015	18.769942	17.896590	-4.65%	0
2014	18.695763	18.769942	0.40%	0
2013	17.835400	18.695763	4.82%	0
2012	15.903812	17.835400	12.15%	0
2011	15.646779	15.903812	1.64%	0
2010	14.124313	15.646779	10.78%	0
2009	9.881625	14.124313	42.94%	0
2008	14.017052	9.881625	-29.50%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	13.405191	16.374200	22.15%	0
2016	12.058722	13.405191	11.17%	0
2015	12.466092	12.058722	-3.27%	0
2014	11.949694	12.466092	4.32%	0
2013	8.503886	11.949694	40.52%	0
2012	7.435009	8.503886	14.38%	0
2011	8.596188	7.435009	-13.51%	0
2010	7.609657	8.596188	12.96%	0
2009	5.081534	7.609657	49.75%	0
2008*	10.000000	5.081534	-49.18%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	15.077691	17.472844	15.89%	0
2016	13.986333	15.077691	7.80%	0
2015	14.346379	13.986333	-2.51%	0
2014	13.260465	14.346379	8.19%	0
2013	9.775903	13.260465	35.64%	0
2012	8.965523	9.775903	9.04%	0
2011	9.466608	8.965523	-5.29%	0
2010	7.825648	9.466608	20.97%	0
2009	6.089368	7.825648	28.51%	0
2008*	10.000000	6.089368	-39.11%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	12.412747	14.558984	17.29%	0
2016	11.699729	12.412747	6.09%	0
2015	12.164071	11.699729	-3.82%	0
2014	11.890319	12.164071	2.30%	0
2013	9.380363	11.890319	26.76%	0
2012	8.249469	9.380363	13.71%	0
2011	9.000180	8.249469	-8.34%	0
2010	7.997060	9.000180	12.54%	0
2009	6.322636	7.997060	26.48%	0
2008*	10.000000	6.322636	-36.77%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.095767	13.269685	9.71%	541
2016	11.643302	12.095767	3.89%	581
2015	12.020417	11.643302	-3.14%	621
2014	11.772357	12.020417	2.11%	658
2013	10.487632	11.772357	12.25%	697
2012	9.646172	10.487632	8.72%	744
2011	9.986977	9.646172	-3.41%	795
2010	9.239626	9.986977	8.09%	833
2009	7.876573	9.239626	17.31%	886
2008*	10.000000	7.876573	-21.23%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	12.433854	14.097627	13.38%	524
2016	11.833410	12.433854	5.07%	575
2015	12.250041	11.833410	-3.40%	622
2014	11.951410	12.250041	2.50%	660
2013	10.068560	11.951410	18.70%	701
2012	9.050311	10.068560	11.25%	780
2011	9.574150	9.050311	-5.47%	852
2010	8.701376	9.574150	10.03%	873
2009	7.158286	8.701376	21.56%	945
2008*	10.000000	7.158286	-28.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.279754	11.745729	4.13%	585
2016	11.013008	11.279754	2.42%	607
2015	11.332415	11.013008	-2.82%	638
2014	11.201751	11.332415	1.17%	675
2013	10.904150	11.201751	2.73%	710
2012	10.361633	10.904150	5.24%	708
2011	10.436119	10.361633	-0.71%	732
2010	9.981148	10.436119	4.56%	791
2009	9.020692	9.981148	10.65%	817
2008*	10.000000	9.020692	-9.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.437674	11.728069	12.36%	0
2016	10.099735	10.437674	3.35%	0
2015	10.779272	10.099735	-6.30%	0
2014	10.767145	10.779272	0.11%	0
2013*	10.000000	10.767145	7.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.443238	12.043653	15.32%	0
2016	10.042727	10.443238	3.99%	0
2015	10.784098	10.042727	-6.87%	0
2014	10.904919	10.784098	-1.11%	0
2013*	10.000000	10.904919	9.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.295793	13.719987	11.58%	531
2016	11.765889	12.295793	4.50%	577
2015	12.147767	11.765889	-3.14%	620
2014	11.866058	12.147767	2.37%	658
2013	10.288671	11.866058	15.33%	698
2012	9.352918	10.288671	10.00%	762
2011	9.781278	9.352918	-4.38%	822
2010	8.970926	9.781278	9.03%	852
2009	7.514175	8.970926	19.39%	915
2008*	10.000000	7.514175	-24.86%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	12.375109	14.305303	15.60%	0
2016	11.747991	12.375109	5.34%	0
2015	12.183719	11.747991	-3.58%	0
2014	11.902125	12.183719	2.37%	0
2013	9.782469	11.902125	21.67%	0
2012	8.720778	9.782469	12.17%	0
2011	9.343985	8.720778	-6.67%	0
2010	8.423079	9.343985	10.93%	0
2009	6.797165	8.423079	23.92%	0
2008*	10.000000	6.797165	-32.03%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	11.910091	12.813410	7.58%	552
2016	11.476508	11.910091	3.78%	585
2015	11.848909	11.476508	-3.14%	624
2014	11.628374	11.848909	1.90%	660
2013	10.677747	11.628374	8.90%	698
2012	9.911812	10.677747	7.73%	729
2011	10.151402	9.911812	-2.36%	771
2010	9.509979	10.151402	6.74%	817
2009	8.254524	9.509979	15.21%	860
2008*	10.000000	8.254524	-17.45%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	11.656840	11.889720	2.00%	0
2016	11.338656	11.656840	2.81%	0
2015	11.684768	11.338656	-2.96%	0
2014	11.401917	11.684768	2.48%	0
2013	11.899810	11.401917	-4.18%	0
2012	11.309423	11.899810	5.22%	0
2011	10.873028	11.309423	4.01%	0
2010	10.401215	10.873028	4.54%	0
2009	9.783754	10.401215	6.31%	0
2008*	10.000000	9.783754	-2.16%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	12.476674	12.675526	1.59%	0
2016	12.332168	12.476674	1.17%	0
2015	12.662207	12.332168	-2.61%	0
2014	12.331817	12.662207	2.68%	0
2013	12.859829	12.331817	-4.11%	0
2012	12.263446	12.859829	4.86%	0
2011	11.811464	12.263446	3.83%	0
2010	11.159301	11.811464	5.84%	0
2009	9.789551	11.159301	13.99%	0
2008*	10.000000	9.789551	-2.10%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	11.773326	13.588381	15.42%	0
2016	10.795794	11.773326	9.05%	0
2015	11.387130	10.795794	-5.19%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.323695	12.620093	11.45%	0
2016	10.633438	11.323695	6.49%	0
2015	11.056316	10.633438	-3.82%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	24.403185	33.741448	38.27%	0
2016	23.190795	24.403185	5.23%	0
2015	28.279190	23.190795	-17.99%	0
2014	30.641852	28.279190	-7.71%	0
2013	31.165522	30.641852	-1.68%	0
2012	27.212101	31.165522	14.53%	0
2011	35.909657	27.212101	-24.22%	0
2010	31.643808	35.909657	13.48%	0
2009	19.818913	31.643808	59.66%	0
2008	48.122722	19.818913	-58.82%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	11.605754	11.599537	-0.05%	0
2016	11.766749	11.605754	-1.37%	0
2015	12.032256	11.766749	-2.21%	0
2014	11.753335	12.032256	2.37%	0
2013	12.512938	11.753335	-6.07%	0
2012	12.402888	12.512938	0.89%	0
2011	11.811251	12.402888	5.01%	0
2010	11.514011	11.811251	2.58%	0
2009	11.453056	11.514011	0.53%	0
2008	10.860299	11.453056	5.46%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	8.663894	8.518196	-1.68%	0
2016	8.848554	8.663894	-2.09%	0
2015	9.038357	8.848554	-2.10%	0
2014	9.232234	9.038357	-2.10%	0
2013	9.430266	9.232234	-2.10%	0
2012	9.633102	9.430266	-2.11%	0
2011	9.839155	9.633102	-2.09%	0
2010	10.050193	9.839155	-2.10%	0
2009	10.261467	10.050193	-2.06%	0
2008	10.270653	10.261467	-0.09%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	7.902450	9.831802	24.41%	464
2016	8.020666	7.902450	-1.47%	464
2015	8.465404	8.020666	-5.25%	464
2014	8.709707	8.465404	-2.80%	464
2013	7.567435	8.709707	15.09%	464
2012	6.708630	7.567435	12.80%	464
2011	7.613657	6.708630	-11.89%	464
2010	6.881959	7.613657	10.63%	464
2009	5.430308	6.881959	26.73%	464
2008*	10.000000	5.430308	-45.70%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	8.714238	10.618377	21.85%	0
2016	8.854338	8.714238	-1.58%	0
2015	9.171695	8.854338	-3.46%	0
2014	9.986411	9.171695	-8.16%	0
2013	8.429405	9.986411	18.47%	0
2012	7.284044	8.429405	15.72%	0
2011	8.537033	7.284044	-14.68%	0
2010	8.119311	8.537033	5.14%	0
2009	6.448593	8.119311	25.91%	0
2008	11.574863	6.448593	-44.29%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	23.463521	27.205952	15.95%	0
2016	21.892629	23.463521	7.18%	0
2015	22.587732	21.892629	-3.08%	0
2014	21.976637	22.587732	2.78%	0
2013	17.641099	21.976637	24.58%	6,239
2012	15.547767	17.641099	13.46%	6,239
2011	16.530524	15.547767	-5.95%	6,239
2010	14.730000	16.530524	12.22%	6,239
2009	11.828083	14.730000	24.53%	7,819
2008	19.130669	11.828083	-38.17%	7,821
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	15.091454	16.420068	8.80%	436
2016	14.500350	15.091454	4.08%	466
2015	14.837165	14.500350	-2.27%	498
2014	14.490979	14.837165	2.39%	532
2013	13.049928	14.490979	11.04%	565
2012	12.186662	13.049928	7.08%	597
2011	12.338344	12.186662	-1.23%	631
2010	11.476527	12.338344	7.51%	672
2009*	10.000000	11.476527	14.77%	713
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	17.409706	19.569339	12.40%	85
2016	16.504731	17.409706	5.48%	86
2015	16.948937	16.504731	-2.62%	88
2014	16.454880	16.948937	3.00%	89
2013	14.065705	16.454880	16.99%	91
2012	12.800099	14.065705	9.89%	92
2011	13.197581	12.800099	-3.01%	94
2010	12.032881	13.197581	9.68%	95
2009*	10.000000	12.032881	20.33%	96

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	13.129456	13.584982	3.47%	418
2016	12.861902	13.129456	2.08%	433
2015	13.103123	12.861902	-1.84%	456
2014	12.882997	13.103123	1.71%	491
2013	12.552822	12.882997	2.63%	523
2012	12.191753	12.552822	2.96%	518
2011	12.098070	12.191753	0.77%	526
2010	11.669859	12.098070	3.67%	582
2009	10.927449	11.669859	6.79%	600
2008	11.877231	10.927449	-8.00%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.426211	11.640169	11.64%	0
2016	10.074217	10.426211	3.49%	0
2015	10.635032	10.074217	-5.27%	0
2014	10.602780	10.635032	0.30%	0
2013*	10.000000	10.602780	6.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.483488	12.005065	14.51%	0
2016	10.011825	10.483488	4.71%	0
2015	10.647727	10.011825	-5.97%	0
2014	10.690787	10.647727	-0.40%	0
2013*	10.000000	10.690787	6.91%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	18.457007	20.406487	10.56%	279
2016	17.594988	18.457007	4.90%	307
2015	18.032786	17.594988	-2.43%	335
2014	17.512259	18.032786	2.97%	362
2013	15.337575	17.512259	14.18%	391
2012	14.138667	15.337575	8.48%	426
2011	14.447136	14.138667	-2.14%	461
2010	13.304813	14.447136	8.59%	8,922
2009	11.407345	13.304813	16.63%	8,961
2008	15.171392	11.407345	-24.81%	8,433
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	21.348068	24.387125	14.24%	0
2016	20.099911	21.348068	6.21%	0
2015	20.682040	20.099911	-2.81%	0
2014	20.127929	20.682040	2.75%	0
2013	16.800084	20.127929	19.81%	764
2012	15.085484	16.800084	11.37%	764
2011	15.743222	15.085484	-4.18%	764
2010	14.251599	15.743222	10.47%	764
2009	11.702718	14.251599	21.78%	1,229
2008	17.423574	11.702718	-32.83%	1,229

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	15.838568	16.935291	6.92%	417
2016	15.304545	15.838568	3.49%	441
2015	15.637618	15.304545	-2.13%	468
2014	15.250271	15.637618	2.54%	500
2013	14.097796	15.250271	8.17%	532
2012	13.329259	14.097796	5.77%	551
2011	13.339394	13.329259	-0.08%	575
2010	12.556065	13.339394	6.24%	621
2009	11.195205	12.556065	12.16%	651
2008	13.460476	11.195205	-16.83%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	22.249393	27.680130	24.41%	556
2016	21.994125	22.249393	1.16%	556
2015	21.432335	21.994125	2.62%	556
2014	20.165435	21.432335	6.28%	556
2013	15.113690	20.165435	33.42%	4,462
2012	13.036939	15.113690	15.93%	4,462
2011	13.656746	13.036939	-4.54%	4,462
2010	12.854703	13.656746	6.24%	4,462
2009*	10.000000	12.854703	28.55%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.076027	11.596689	15.09%	0
2016	9.481135	10.076027	6.27%	0
2015	9.907148	9.481135	-4.30%	0
2014*	10.000000	9.907148	-0.93%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.671108	12.714500	19.15%	0
2016	9.904448	10.671108	7.74%	0
2015	10.102620	9.904448	-1.96%	0
2014*	10.000000	10.102620	1.03%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	35.538473	40.284670	13.36%	0
2016	30.175994	35.538473	17.77%	0
2015	31.624771	30.175994	-4.58%	0
2014	29.522061	31.624771	7.12%	0
2013	22.664722	29.522061	30.26%	0
2012	19.708343	22.664722	15.00%	0
2011	20.655840	19.708343	-4.59%	0
2010	16.718064	20.655840	23.55%	0
2009	12.487012	16.718064	33.88%	0
2008	20.075698	12.487012	-37.80%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	14.380930	14.971224	4.10%	0
2016	13.519510	14.380930	6.37%	0
2015	14.220555	13.519510	-4.93%	0
2014	13.982557	14.220555	1.70%	0
2013	14.444925	13.982557	-3.20%	0
2012	13.145245	14.444925	9.89%	0
2011	12.720750	13.145245	3.34%	0
2010	11.749549	12.720750	8.27%	0
2009	9.649035	11.749549	21.77%	0
2008	11.916606	9.649035	-19.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	9.536194	11.720764	22.91%	0
2016	9.987045	9.536194	-4.51%	0
2015	10.268527	9.987045	-2.74%	0
2014	10.632574	10.268527	-3.42%	0
2013	8.969949	10.632574	18.54%	0
2012	7.931754	8.969949	13.09%	0
2011	8.964302	7.931754	-11.52%	0
2010	8.045694	8.964302	11.42%	0
2009	6.038060	8.045694	33.25%	0
2008*	10.000000	6.038060	-39.62%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	13.685193	16.418082	19.97%	415
2016	13.314687	13.685193	2.78%	415
2015	14.368478	13.314687	-7.33%	415
2014	16.249274	14.368478	-11.57%	415
2013	13.711469	16.249274	18.51%	0
2012	11.966235	13.711469	14.58%	0
2011	14.622772	11.966235	-18.17%	0
2010	14.104761	14.622772	3.67%	0
2009	11.124651	14.104761	26.79%	0
2008	21.232533	11.124651	-47.61%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	13.820636	17.574365	27.16%	0
2016	13.840824	13.820636	-0.15%	0
2015	13.708690	13.840824	0.96%	0
2014	12.712618	13.708690	7.84%	0
2013	9.660589	12.712618	31.59%	0
2012	8.496867	9.660589	13.70%	0
2011	8.968663	8.496867	-5.26%	0
2010	7.941252	8.968663	12.94%	0
2009	6.270928	7.941252	26.64%	0
2008*	10.000000	6.270928	-37.29%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	13.976794	15.649439	11.97%	460
2016	12.301852	13.976794	13.62%	460
2015	13.012971	12.301852	-5.46%	460
2014	12.057068	13.012971	7.93%	460
2013	9.120782	12.057068	32.19%	2,941
2012	7.923076	9.120782	15.12%	2,941
2011	8.617750	7.923076	-8.06%	2,941
2010	7.807353	8.617750	10.38%	2,941
2009	6.259102	7.807353	24.74%	3,600
2008*	10.000000	6.259102	-37.41%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	13.913676	17.371638	24.85%	0
2016	13.399857	13.913676	3.83%	0
2015	13.734813	13.399857	-2.44%	0
2014	13.526317	13.734813	1.54%	0
2013	9.968046	13.526317	35.70%	483
2012	8.881687	9.968046	12.23%	483
2011	9.494444	8.881687	-6.45%	483
2010	7.668251	9.494444	23.81%	483
2009	6.181744	7.668251	24.05%	483
2008*	10.000000	6.181744	-38.18%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	18.083617	20.155167	11.46%	0
2016	15.706927	18.083617	15.13%	0
2015	16.520612	15.706927	-4.93%	0
2014	14.420566	16.520612	14.56%	0
2013	10.856424	14.420566	32.83%	0
2012	9.531795	10.856424	13.90%	0
2011	9.967239	9.531795	-4.37%	0
2010	8.510135	9.967239	17.12%	0
2009	6.662616	8.510135	27.73%	0
2008*	10.000000	6.662616	-33.37%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	21.838250	26.650753	22.04%	0
2016	20.642024	21.838250	5.80%	0
2015	20.973774	20.642024	-1.58%	0
2014	20.893389	20.973774	0.38%	0
2013	14.825411	20.893389	40.93%	0
2012	13.390907	14.825411	10.71%	0
2011	13.796402	13.390907	-2.94%	0
2010	11.264231	13.796402	22.48%	0
2009	9.046446	11.264231	24.52%	0
2008	17.284612	9.046446	-47.66%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	35.593238	37.898214	6.48%	0
2016	28.941373	35.593238	22.98%	0
2015	31.546364	28.941373	-8.26%	0
2014	30.181215	31.546364	4.52%	0
2013	22.016351	30.181215	37.09%	0
2012	18.693871	22.016351	17.77%	0
2011	20.195437	18.693871	-7.44%	0
2010	16.310202	20.195437	23.82%	0
2009	13.236995	16.310202	23.22%	0
2008	19.972748	13.236995	-33.72%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	32.039348	35.508861	10.83%	148
2016	26.704411	32.039348	19.98%	148
2015	27.804245	26.704411	-3.96%	148
2014	28.243703	27.804245	-1.56%	148
2013	20.525741	28.243703	37.60%	148
2012	18.196320	20.525741	12.80%	148
2011	19.730922	18.196320	-7.78%	148
2010	16.125661	19.730922	22.36%	148
2009	12.252934	16.125661	31.61%	148
2008	20.303718	12.252934	-39.65%	148
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	22.086735	26.002203	17.73%	0
2016	20.294666	22.086735	8.83%	0
2015	20.593711	20.294666	-1.45%	0
2014	18.812481	20.593711	9.47%	0
2013	14.692112	18.812481	28.04%	0
2012	13.182567	14.692112	11.45%	0
2011	13.414038	13.182567	-1.73%	0
2010	12.101367	13.414038	10.85%	0
2009	9.844944	12.101367	22.92%	0
2008	17.223534	9.844944	-42.84%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	13.010033	13.520128	3.92%	0
2016	12.398394	13.010033	4.93%	0
2015	13.424239	12.398394	-7.64%	0
2014	10.662014	13.424239	25.91%	0
2013	10.604401	10.662014	0.54%	0
2012	9.372044	10.604401	13.15%	0
2011	9.019006	9.372044	3.91%	0
2010	7.096102	9.019006	27.10%	0
2009	5.553739	7.096102	27.77%	0
2008*	10.000000	5.553739	-44.46%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	13.882846	16.477078	18.69%	0
2016	12.729155	13.882846	9.06%	0
2015	12.880755	12.729155	-1.18%	0
2014	11.635436	12.880755	10.70%	0
2013*	10.000000	11.635436	16.35%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.779813	9.726190	-0.55%	0
2016	9.746170	9.779813	0.35%	0
2015	9.989310	9.746170	-2.43%	0
2014	10.153430	9.989310	-1.62%	0
2013	10.360309	10.153430	-2.00%	0
2012	10.222898	10.360309	1.34%	0
2011	10.307783	10.222898	-0.82%	0
2010	10.280127	10.307783	0.27%	0
2009	9.803617	10.280127	4.86%	0
2008*	10.000000	9.803617	-1.96%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	14.101088	15.763633	11.79%	0
2016	11.915751	14.101088	18.34%	0
2015	12.796086	11.915751	-6.88%	0
2014	12.501577	12.796086	2.36%	0
2013*	10.000000	12.501577	25.02%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	13.221437	15.885432	20.15%	0
2016	13.355354	13.221437	-1.00%	0
2015	14.195994	13.355354	-5.92%	0
2014	15.786737	14.195994	-10.08%	0
2013	13.427157	15.786737	17.57%	0
2012	11.471486	13.427157	17.05%	0
2011	13.379897	11.471486	-14.26%	0
2010	12.851162	13.379897	4.11%	0
2009*	10.000000	12.851162	28.51%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	27.994221	34.140379	21.96%	0
2016	27.450645	27.994221	1.98%	0
2015	27.763332	27.450645	-1.13%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	9.431108	9.315879	-1.22%	448
2016	9.516823	9.431108	-0.90%	448
2015	9.703145	9.516823	-1.92%	448
2014	9.851201	9.703145	-1.50%	448
2013	10.000830	9.851201	-1.50%	448
2012	9.766160	10.000830	2.40%	448
2011	9.946344	9.766160	-1.81%	448
2010	9.649687	9.946344	3.07%	448
2009	8.697519	9.649687	10.95%	448
2008	10.262231	8.697519	-15.25%	448
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	23.956645	27.777732	15.95%	0
2016	22.272537	23.956645	7.56%	0
2015	22.856270	22.272537	-2.55%	0
2014	21.150686	22.856270	8.06%	0
2013	15.700284	21.150686	34.72%	0
2012	14.451181	15.700284	8.64%	0
2011	15.229701	14.451181	-5.11%	0
2010	12.662147	15.229701	20.28%	0
2009	9.841068	12.662147	28.67%	0
2008	16.600245	9.841068	-40.72%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	27.546915	36.765929	33.47%	0
2016	28.180468	27.546915	-2.25%	0
2015	27.765351	28.180468	1.50%	0
2014	27.789621	27.765351	-0.09%	0
2013	22.352306	27.789621	24.33%	0
2012	18.877784	22.352306	18.41%	0
2011	21.079535	18.877784	-10.44%	0
2010	18.609110	21.079535	13.28%	0
2009	13.640261	18.609110	36.43%	0
2008	23.351169	13.640261	-41.59%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	9.853320	10.229321	3.82%	0
2016	9.470735	9.853320	4.04%	0
2015	9.921126	9.470735	-4.54%	0
2014	9.887589	9.921126	0.34%	0
2013	10.136893	9.887589	-2.46%	0
2012*	10.000000	10.136893	1.37%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.638425	10.694195	23.80%	0
2016	9.069486	8.638425	-4.75%	0
2015	8.984982	9.069486	0.94%	0
2014*	10.000000	8.984982	-10.15%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	24.049417	27.462926	14.19%	0
2016	22.070227	24.049417	8.97%	0
2015	21.864353	22.070227	0.94%	0
2014	20.229362	21.864353	8.08%	0
2013	15.720688	20.229362	28.68%	475
2012	13.771324	15.720688	14.16%	475
2011	14.110498	13.771324	-2.40%	475
2010	12.443640	14.110498	13.40%	475
2009	9.930610	12.443640	25.31%	1,410
2008	16.528218	9.930610	-39.92%	1,410
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	35.101577	39.147128	11.53%	0
2016	30.467967	35.101577	15.21%	0
2015	33.141181	30.467967	-8.07%	0
2014	30.318552	33.141181	9.31%	0
2013	22.022269	30.318552	37.67%	0
2012	19.117619	22.022269	15.19%	0
2011	20.003588	19.117619	-4.43%	0
2010	16.604042	20.003588	20.47%	0
2009	12.390383	16.604042	34.01%	0
2008	20.415374	12.390383	-39.31%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.009415	11.110915	11.00%	0
2016	9.054938	10.009415	10.54%	0
2015	10.185033	9.054938	-11.10%	0
2014	10.356420	10.185033	-1.65%	0
2013	10.567028	10.356420	-1.99%	0
2012*	10.000000	10.567028	5.67%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	9.577036	10.293503	7.48%	0
2016	8.640253	9.577036	10.84%	0
2015	9.039396	8.640253	-4.42%	0
2014	9.105399	9.039396	-0.72%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.410114	11.286190	8.42%	0
2016	10.332793	10.410114	0.75%	0
2015	11.370305	10.332793	-9.12%	0
2014	11.579356	11.370305	-1.81%	0
2013	12.659052	11.579356	-8.53%	0
2012	12.288357	12.659052	3.02%	0
2011	11.576880	12.288357	6.15%	0
2010	10.811888	11.576880	7.08%	0
2009*	10.000000	10.811888	8.12%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	10.762842	10.669394	-0.87%	0
2016	10.851466	10.762842	-0.82%	0
2015	11.061140	10.851466	-1.90%	0
2014	11.214499	11.061140	-1.37%	0
2013	11.481716	11.214499	-2.33%	0
2012	11.090916	11.481716	3.52%	0
2011	11.215134	11.090916	-1.11%	0
2010	10.890926	11.215134	2.98%	0
2009*	10.000000	10.890926	8.91%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.059843	10.076196	0.16%	0
2016*	10.000000	10.059843	0.60%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.290055	10.559840	2.62%	0
2016	10.245476	10.290055	0.44%	0
2015	10.430246	10.245476	-1.77%	0
2014	10.227743	10.430246	1.98%	0
2013	10.666107	10.227743	-4.11%	0
2012	9.950190	10.666107	7.20%	0
2011*	10.000000	9.950190	-0.50%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.203652	12.04%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.302995	13.204676	28.16%	0
2016*	10.000000	10.302995	3.03%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	15.685448	19.439069	23.93%	0
2016	16.423940	15.685448	-4.50%	0
2015	16.752808	16.423940	-1.96%	0
2014	18.356394	16.752808	-8.74%	0
2013	14.640290	18.356394	25.38%	0
2012	12.266636	14.640290	19.35%	0
2011	15.083820	12.266636	-18.68%	0
2010	14.003146	15.083820	7.72%	0
2009	11.476504	14.003146	22.02%	0
2008	20.916125	11.476504	-45.13%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	26.485092	33.011409	24.64%	0
2016	30.298435	26.485092	-12.59%	0
2015	27.516881	30.298435	10.11%	0
2014	21.418935	27.516881	28.47%	0
2013	14.535657	21.418935	47.35%	0
2012	11.334453	14.535657	28.24%	0
2011	10.487823	11.334453	8.07%	0
2010*	10.000000	10.487823	4.88%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.457756	7.157643	-4.02%	0
2016	5.311412	7.457756	40.41%	0
2015	8.174268	5.311412	-35.02%	0
2014	10.352783	8.174268	-21.04%	0
2013	9.587752	10.352783	7.98%	0
2012*	10.000000	9.587752	-4.12%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.607117	7.321348	-3.76%	0
2016	5.406589	7.607117	40.70%	0
2015	8.298338	5.406589	-34.85%	0
2014	10.478347	8.298338	-20.80%	0
2013	9.683111	10.478347	8.21%	0
2012*	10.000000	9.683111	-3.17%	0
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2017	18.623336	24.541725	31.78%	0
2016	18.923602	18.623336	-1.59%	0
2015	19.073189	18.923602	-0.78%	0
2014	18.757475	19.073189	1.68%	0
2013	13.697032	18.757475	36.95%	0
2012	11.621747	13.697032	17.86%	0
2011	12.566927	11.621747	-7.52%	0
2010*	10.000000	12.566927	25.67%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	22.053161	27.174620	23.22%	0
2016	20.905410	22.053161	5.49%	0
2015	21.987735	20.905410	-4.92%	0
2014	22.889291	21.987735	-3.94%	0
2014	22.889291	21.987735	-3.94%	0
2013	15.562679	22.889291	47.08%	0
2012	14.737338	15.562679	5.60%	0
2011	15.778157	14.737338	-6.60%	0
2010	12.712743	15.778157	24.11%	0
2009	8.507010	12.712743	49.44%	0
2008	14.835096	8.507010	-42.66%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	11.014438	12.322120	11.87%	0
2016	10.889237	11.014438	1.15%	0
2015	11.275111	10.889237	-3.42%	0
2014	11.057682	11.275111	1.97%	0
2013	10.095851	11.057682	9.53%	0
2012*	10.000000	10.095851	0.96%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	24.268608	28.164997	16.06%	0
2016	22.328487	24.268608	8.69%	0
2015	22.498122	22.328487	-0.75%	0
2014	21.037952	22.498122	6.94%	0
2013	15.974091	21.037952	31.70%	0
2012	13.924644	15.974091	14.72%	0
2011	13.415576	13.924644	3.79%	0
2010	12.154509	13.415576	10.38%	0
2009	10.321322	12.154509	17.76%	0
2008	17.786875	10.321322	-41.97%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	36.151786	39.922735	10.43%	0
2016	29.604189	36.151786	22.12%	0
2015	32.081516	29.604189	-7.72%	0
2014	30.094214	32.081516	6.60%	0
2013	22.345359	30.094214	34.68%	0
2012	19.277145	22.345359	15.92%	0
2011	21.558803	19.277145	-10.58%	0
2010	17.404316	21.558803	23.87%	0
2009	12.468133	17.404316	39.59%	0
2008	19.832168	12.468133	-37.13%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	12.263923	12.441604	1.45%	0
2016	12.005898	12.263923	2.15%	0
2015	12.580243	12.005898	-4.57%	0
2014	12.445969	12.580243	1.08%	0
2013	13.897954	12.445969	-10.45%	0
2012	13.227132	13.897954	5.07%	0
2011	12.096200	13.227132	9.35%	0
2010	11.759923	12.096200	2.86%	0
2009	10.904447	11.759923	7.85%	0
2008	11.323944	10.904447	-3.70%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2017	23.041810	27.124577	17.72%	0
2016	20.800969	23.041810	10.77%	0
2015	22.602698	20.800969	-7.97%	0
2014	20.563495	22.602698	9.92%	0
2013	15.511181	20.563495	32.57%	0
2012	13.850366	15.511181	11.99%	0
2011	13.760909	13.850366	0.65%	0
2010	12.351094	13.760909	11.41%	0
2009	10.717595	12.351094	15.24%	0
2008	16.781597	10.717595	-36.13%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2017	25.224152	27.514013	9.08%	0
2016	21.004914	25.224152	20.09%	0
2015	21.811005	21.004914	-3.70%	0
2014	19.176220	21.811005	13.74%	0
2013	15.086477	19.176220	27.11%	0
2012	13.265997	15.086477	13.72%	0
2011	13.672148	13.265997	-2.97%	0
2010	11.743771	13.672148	16.42%	0
2009	9.246206	11.743771	27.01%	0
2008	12.517607	9.246206	-26.13%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.028971	12.572306	13.99%	0
2016	9.711073	11.028971	13.57%	0
2015*	10.000000	9.711073	-2.89%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	14.370787	15.990475	11.27%	0
2016	14.147346	14.370787	1.58%	0
2015	14.604440	14.147346	-3.13%	0
2014	14.642422	14.604440	-0.26%	0
2013	13.078684	14.642422	11.96%	0
2012	12.155242	13.078684	7.60%	0
2011	12.891017	12.155242	-5.71%	0
2010	12.002530	12.891017	7.40%	0
2009*	10.000000	12.002530	20.03%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.120520	10.604530	4.78%	0
2016	9.167159	10.120520	10.40%	0
2015*	10.000000	9.167159	-8.33%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.764507	9.861496	0.99%	0
2016	9.738966	9.764507	0.26%	0
2015*	10.000000	9.738966	-2.61%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.148950	1.49%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	14.759511	16.141317	9.36%	0
2016	11.506070	14.759511	28.28%	0
2015	12.571343	11.506070	-8.47%	0
2014	12.164147	12.571343	3.35%	0
2013*	10.000000	12.164147	21.64%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.642314	13.106278	12.57%	0
2016	10.327421	11.642314	12.73%	0
2015	10.826790	10.327421	-4.61%	0
2014*	10.000000	10.826790	8.27%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	37.238827	40.960321	9.99%	0
2016	30.267585	37.238827	23.03%	0
2015	31.670493	30.267585	-4.43%	0
2014	30.789499	31.670493	2.86%	0
2013	22.361237	30.789499	37.69%	10
2012	19.745389	22.361237	13.25%	41
2011	20.065456	19.745389	-1.60%	47
2010	16.296904	20.065456	23.12%	46
2009	13.321224	16.296904	22.34%	0
2008	19.706561	13.321224	-32.40%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	24.698588	29.296076	18.61%	0
2016	22.648487	24.698588	9.05%	0
2015	22.946860	22.648487	-1.30%	0
2014	20.733991	22.946860	10.67%	0
2013	16.088443	20.733991	28.88%	0
2012	14.239301	16.088443	12.99%	0
2011	14.319483	14.239301	-0.56%	0
2010	12.776566	14.319483	12.08%	0
2009	10.359253	12.776566	23.33%	0
2008	16.891228	10.359253	-38.67%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2017	20.766536	25.810174	24.29%	337
2016	19.716437	20.766536	5.33%	338
2015	20.711751	19.716437	-4.81%	339
2014	19.630402	20.711751	5.51%	339
2013	16.603702	19.630402	18.23%	340
2012	15.407401	16.603702	7.76%	341
2011	14.479739	15.407401	6.41%	342
2010	12.862524	14.479739	12.57%	342
2009	10.754509	12.862524	19.60%	344
2008	15.639524	10.754509	-31.24%	345

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2017	20.106470	24.470608	21.71%	0
2016	17.593220	20.106470	14.29%	0
2015	18.445080	17.593220	-4.62%	0
2014	18.604560	18.445080	-0.86%	0
2013	12.827662	18.604560	45.03%	0
2012	10.903391	12.827662	17.65%	0
2011	12.965369	10.903391	-15.90%	0
2010	10.128659	12.965369	28.01%	0
2009	8.230704	10.128659	23.06%	0
2008	13.517843	8.230704	-39.11%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.177945	10.302571	1.22%	0
2016	9.546908	10.177945	6.61%	0
2015	9.854448	9.546908	-3.12%	0
2014	10.013671	9.854448	-1.59%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	12.868785	13.936353	8.30%	0
2016	13.767643	12.868785	-6.53%	0
2015	15.037798	13.767643	-8.45%	0
2014	15.575496	15.037798	-3.45%	0
2013	13.708638	15.575496	13.62%	0
2012	12.733773	13.708638	7.66%	0
2011	13.771667	12.733773	-7.54%	0
2010	12.454039	13.771667	10.58%	0
2009	11.237033	12.454039	10.83%	0
2008	16.328535	11.237033	-31.18%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	12.635724	12.828407	1.52%	0
2016	12.472101	12.635724	1.31%	0
2015	12.802410	12.472101	-2.58%	0
2014	12.639696	12.802410	1.29%	0
2013	12.821216	12.639696	-1.42%	0
2012	11.972641	12.821216	7.09%	0
2011	11.996204	11.972641	-0.20%	0
2010	11.322034	11.996204	5.95%	0
2009	9.629755	11.322034	17.57%	0
2008	10.645376	9.629755	-9.54%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2017	14.256890	15.736596	10.38%	0
2016	13.845145	14.256890	2.97%	0
2015	14.224830	13.845145	-2.67%	0
2014	13.949939	14.224830	1.97%	0
2013	12.594405	13.949939	10.76%	0
2012	11.535594	12.594405	9.18%	0
2011	11.839105	11.535594	-2.56%	0
2010	10.750376	11.839105	10.13%	0
2009	8.863343	10.750376	21.29%	0
2008	12.104909	8.863343	-26.78%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2017	14.873202	16.921009	13.77%	0
2016	14.365494	14.873202	3.53%	0
2015	14.748866	14.365494	-2.60%	0
2014	14.410713	14.748866	2.35%	0
2013	12.735999	14.410713	13.15%	0
2012	11.511808	12.735999	10.63%	0
2011	11.912123	11.511808	-3.36%	0
2010	10.647943	11.912123	11.87%	0
2009	8.465223	10.647943	25.78%	0
2008	12.874364	8.465223	-34.25%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2017	15.593387	18.416907	18.11%	0
2016	14.980220	15.593387	4.09%	0
2015	15.390919	14.980220	-2.67%	0
2014	15.016813	15.390919	2.49%	0
2013	12.640493	15.016813	18.80%	0
2012	11.216070	12.640493	12.70%	0
2011	11.795751	11.216070	-4.91%	0
2010	10.401840	11.795751	13.40%	0
2009	8.103739	10.401840	28.36%	0
2008	13.395425	8.103739	-39.50%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.375787	11.789733	13.63%	0
2016*	10.000000	10.375787	3.76%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	16.247100	15.457514	-4.86%	0
2016	12.436234	16.247100	30.64%	0
2015	16.037774	12.436234	-22.46%	0
2014	18.789202	16.037774	-14.64%	0
2013	15.467253	18.789202	21.48%	0
2012	15.093369	15.467253	2.48%	0
2011	16.270402	15.093369	-7.23%	0
2010	13.954374	16.270402	16.60%	0
2009	9.663708	13.954374	44.40%	0
2008	21.661696	9.663708	-55.39%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	23.034602	25.392289	10.24%	0
2016	19.997803	23.034602	15.19%	0
2015	21.341819	19.997803	-6.30%	281
2014	20.105852	21.341819	6.15%	281
2013	16.074337	20.105852	25.08%	282
2012	14.034687	16.074337	14.53%	637
2011	14.249134	14.034687	-1.50%	782
2010	12.671706	14.249134	12.45%	850
2009	9.970573	12.671706	27.09%	949
2008	17.818898	9.970573	-44.04%	984
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.197988	12.778265	14.11%	0
2016*	10.000000	11.197988	11.98%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	23.631016	31.175837	31.93%	0
2016	24.016745	23.631016	-1.61%	0
2015	22.959261	24.016745	4.61%	0
2014	21.136011	22.959261	8.63%	0
2013	15.882414	21.136011	33.08%	0
2012	14.188613	15.882414	11.94%	0
2011	14.504432	14.188613	-2.18%	0
2010	11.967217	14.504432	21.20%	0
2009	9.557413	11.967217	25.21%	0
2008	18.537976	9.557413	-48.44%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	12.903428	13.130819	1.76%	0
2016	12.621001	12.903428	2.24%	0
2015	13.008876	12.621001	-2.98%	0
2014	12.587552	13.008876	3.35%	0
2013	13.135777	12.587552	-4.17%	112
2012	12.712726	13.135777	3.33%	1,029
2011	12.137372	12.712726	4.74%	1,066
2010	11.533473	12.137372	5.24%	5,181
2009	10.207763	11.533473	12.99%	6,397
2008	10.806111	10.207763	-5.54%	7,727
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	36.027917	42.496135	17.95%	0
2016	32.895161	36.027917	9.52%	0
2015	34.174658	32.895161	-3.74%	0
2014	32.938845	34.174658	3.75%	0
2013	24.775344	32.938845	32.95%	0
2012	22.102308	24.775344	12.09%	291
2011	25.336905	22.102308	-12.77%	378
2010	20.139013	25.336905	25.81%	392
2009	14.727075	20.139013	36.75%	524
2008	24.922137	14.727075	-40.91%	605

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	19.084347	24.275683	27.20%	0
2016	20.587144	19.084347	-7.30%	0
2015	20.368144	20.587144	1.08%	0
2014	22.699114	20.368144	-10.27%	0
2013	17.821438	22.699114	27.37%	0
2012	15.130510	17.821438	17.78%	0
2011	18.706275	15.130510	-19.12%	0
2010	16.943204	18.706275	10.41%	0
2009	13.718520	16.943204	23.51%	0
2008	25.018905	13.718520	-45.17%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017	11.770457	11.952532	1.55%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	29.167317	33.989532	16.53%	0
2016	27.277298	29.167317	6.93%	0
2015	28.795441	27.277298	-5.27%	0
2014	27.628709	28.795441	4.22%	0
2013	21.688856	27.628709	27.39%	0
2012	17.445015	21.688856	24.33%	0
2011	19.599000	17.445015	-10.99%	0
2010	15.853676	19.599000	23.62%	0
2009	10.309761	15.853676	53.77%	0
2008	21.630269	10.309761	-52.34%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	12.149059	13.312712	9.58%	0
2016	10.969412	12.149059	10.75%	0
2015	11.953176	10.969412	-8.23%	0
2014	11.877557	11.953176	0.64%	0
2013	9.807182	11.877557	21.11%	0
2012	8.690646	9.807182	12.85%	0
2011	9.020303	8.690646	-3.65%	0
2010	8.361041	9.020303	7.88%	0
2009	6.560161	8.361041	27.45%	0
2008*	10.000000	6.560161	-34.40%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	14.453121	15.511380	7.32%	0
2016	12.953262	14.453121	11.58%	0
2015	14.242671	12.953262	-9.05%	0
2014	13.913401	14.242671	2.37%	0
2013	12.479263	13.913401	11.49%	0
2012	11.321632	12.479263	10.22%	0
2011	11.300407	11.321632	0.19%	0
2010	10.249637	11.300407	10.25%	0
2009	7.724985	10.249637	32.68%	0
2008	11.223320	7.724985	-31.17%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2017	24.954741	29.440301	17.97%	0
2016	21.976001	24.954741	13.55%	0
2015	23.309221	21.976001	-5.72%	0
2014	21.910146	23.309221	6.39%	0
2013	17.265403	21.910146	26.90%	0
2012	15.760427	17.265403	9.55%	0
2011	15.194446	15.760427	3.72%	0
2010	12.870931	15.194446	18.05%	0
2009	11.209544	12.870931	14.82%	0
2008	15.714970	11.209544	-28.67%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	34.645022	37.513491	8.28%	0
2016	27.194497	34.645022	27.40%	0
2015	30.008931	27.194497	-9.38%	0
2014	30.494332	30.008931	-1.59%	0
2013	22.874618	30.494332	33.31%	15
2012	19.747243	22.874618	15.84%	171
2011	20.968819	19.747243	-5.83%	224
2010	16.712457	20.968819	25.47%	1,034
2009	13.224120	16.712457	26.38%	1,384
2008	20.177183	13.224120	-34.46%	128
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.401248	11.543411	37.40%	0
2016	7.310217	8.401248	14.92%	0
2015	9.292655	7.310217	-21.33%	0
2014*	10.000000	9.292655	-7.07%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	19.360291	22.107857	14.19%	0
2016	18.459966	19.360291	4.88%	0
2015	20.175705	18.459966	-8.50%	0
2014	23.202028	20.175705	-13.04%	0
2013	19.282292	23.202028	20.33%	0
2012	16.667873	19.282292	15.69%	0
2011	19.060655	16.667873	-12.55%	0
2010	17.968563	19.060655	6.08%	0
2009	13.399730	17.968563	34.10%	0
2008	22.969250	13.399730	-41.66%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.114324	9.090652	-0.26%	0
2016	9.048141	9.114324	0.73%	0
2015	9.662976	9.048141	-6.36%	0
2014	9.697542	9.662976	-0.36%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.809643	11.964845	10.69%	0
2016	10.587253	10.809643	2.10%	0
2015	11.488218	10.587253	-7.84%	0
2014	11.295001	11.488218	1.71%	0
2013	10.164177	11.295001	11.13%	0
2012*	10.000000	10.164177	1.64%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.791217	9.933364	1.45%	0
2016	10.054385	9.791217	-2.62%	0
2015	10.088773	10.054385	-0.34%	0
2014	9.851409	10.088773	2.41%	0
2013*	10.000000	9.851409	-1.49%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	14.206544	17.659430	24.30%	0
2016	14.230801	14.206544	-0.17%	0
2015	13.883995	14.230801	2.50%	0
2014	13.117540	13.883995	5.84%	0
2013	9.589447	13.117540	36.79%	0
2012*	10.000000	9.589447	-4.11%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	13.158174	14.762864	12.20%	0
2016	11.882435	13.158174	10.74%	0
2015	12.686635	11.882435	-6.34%	0
2014	12.446443	12.686635	1.93%	0
2013	9.901440	12.446443	25.70%	0
2012*	10.000000	9.901440	-0.99%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.271673	15.862825	19.52%	0
2016	13.485313	13.271673	-1.58%	0
2015	13.639549	13.485313	-1.13%	0
2014	12.943693	13.639549	5.38%	0
2013	9.683468	12.943693	33.67%	0
2012*	10.000000	9.683468	-3.17%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	12.887018	14.915146	15.74%	0
2016	13.516544	12.887018	-4.66%	0
2015	15.071585	13.516544	-10.32%	0
2014	16.258919	15.071585	-7.30%	0
2013	13.278794	16.258919	22.44%	0
2012	11.387526	13.278794	16.61%	0
2011	12.540990	11.387526	-9.20%	0
2010	11.793245	12.540990	6.34%	0
2009*	10.000000	11.793245	17.93%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	12.058784	12.588347	4.39%	0
2016	10.606145	12.058784	13.70%	0
2015	11.593376	10.606145	-8.52%	0
2014	11.626646	11.593376	-0.29%	0
2013	10.753052	11.626646	8.12%	0
2012*	10.000000	10.753052	7.53%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	12.860821	15.970106	24.18%	0
2016	12.385199	12.860821	3.84%	0
2015	13.433879	12.385199	-7.81%	0
2014	12.727484	13.433879	5.55%	0
2013	10.010170	12.727484	27.15%	0
2012*	10.000000	10.010170	0.10%	0
Janus Henderson VIT Balanced Portfolio: Service Sharess - Q/NQ
2017	21.830064	25.236191	15.60%	0
2016	21.383830	21.830064	2.09%	0
2015	21.764357	21.383830	-1.75%	0
2014	20.549593	21.764357	5.91%	0
2013	17.529631	20.549593	17.23%	0
2012	15.802167	17.529631	10.93%	0
2011	15.932725	15.802167	-0.82%	0
2010	15.059825	15.932725	5.80%	0
2009	12.255381	15.059825	22.88%	0
2008	14.921164	12.255381	-17.87%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.732570	9.843212	1.14%	0
2016	9.729662	9.732570	0.03%	0
2015*	10.000000	9.729662	-2.70%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	29.904584	38.041693	27.21%	0
2016	29.977540	29.904584	-0.24%	0
2015	27.369044	29.977540	9.53%	0
2014	25.786819	27.369044	6.14%	0
2013	20.134433	25.786819	28.07%	0
2012	16.613905	20.134433	21.19%	0
2011	18.244750	16.613905	-8.94%	0
2010	17.510807	18.244750	4.19%	0
2009	12.255874	17.510807	42.88%	0
2008	22.492026	12.255874	-45.51%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	16.012636	22.707432	41.81%	0
2016	14.372584	16.012636	11.41%	0
2015	14.036304	14.372584	2.40%	0
2014	13.118419	14.036304	7.00%	0
2013	9.902057	13.118419	32.48%	0
2012*	10.000000	9.902057	-0.98%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	22.205458	28.423350	28.00%	0
2016	24.323641	22.205458	-8.71%	0
2015	27.258392	24.323641	-10.77%	0
2014	31.692977	27.258392	-13.99%	0
2013	28.341566	31.692977	11.83%	0
2012	25.592595	28.341566	10.74%	0
2011	38.654799	25.592595	-33.79%	0
2010	31.598080	38.654799	22.33%	0
2009	18.033045	31.598080	75.22%	0
2008	38.580923	18.033045	-53.26%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.442430	10.560419	25.09%	0
2016	7.143017	8.442430	18.19%	0
2015	9.131560	7.143017	-21.78%	0
2014	9.786067	9.131560	-6.69%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.917428	10.079764	1.64%	0
2016*	10.000000	9.917428	-0.83%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	12.966452	16.029715	23.62%	0
2016	12.178962	12.966452	6.47%	0
2015	12.719544	12.178962	-4.25%	0
2014	14.052265	12.719544	-9.48%	0
2013	10.169223	14.052265	38.18%	0
2012*	10.000000	10.169223	1.69%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	27.721655	31.833653	14.83%	0
2016	24.898953	27.721655	11.34%	0
2015	25.685975	24.898953	-3.06%	0
2014	23.820115	25.685975	7.83%	0
2013	17.952750	23.820115	32.68%	52
2012	15.833392	17.952750	13.39%	309
2011	16.256404	15.833392	-2.60%	360
2010	14.937872	16.256404	8.83%	2,700
2009	12.467076	14.937872	19.82%	2,663
2008	18.944360	12.467076	-34.19%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	15.225177	18.894659	24.10%	0
2016	14.983190	15.225177	1.62%	0
2015	14.402140	14.983190	4.03%	0
2014	14.553727	14.402140	-1.04%	0
2013	11.653050	14.553727	24.89%	0
2012	10.273024	11.653050	13.43%	0
2011	10.688282	10.273024	-3.89%	0
2010*	10.000000	10.688282	6.88%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	10.020623	12.561418	25.36%	0
2016	9.674986	10.020623	3.57%	0
2015*	10.000000	9.674986	-3.25%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	12.099402	12.537914	3.62%	449
2016	11.680061	12.099402	3.59%	449
2015	12.036895	11.680061	-2.96%	450
2014	11.436161	12.036895	5.25%	450
2013	11.755656	11.436161	-2.72%	450
2012	11.003070	11.755656	6.84%	451
2011	10.667727	11.003070	3.14%	451
2010	10.202356	10.667727	4.56%	452
2009	9.532302	10.202356	7.03%	452
2008	10.879266	9.532302	-12.38%	5,711
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	21.522470	23.079845	7.24%	0
2016	19.889548	21.522470	8.21%	0
2015	20.568384	19.889548	-3.30%	0
2014	20.429852	20.568384	0.68%	0
2013	22.882556	20.429852	-10.72%	0
2012	19.839897	22.882556	15.34%	0
2011	18.968783	19.839897	4.59%	0
2010	17.664608	18.968783	7.38%	0
2009	13.874525	17.664608	27.32%	0
2008	16.677832	13.874525	-16.81%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.200867	10.133063	10.13%	0
2016	8.178353	9.200867	12.50%	0
2015*	10.000000	8.178353	-18.22%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	16.007880	18.409004	15.00%	0
2016	14.736950	16.007880	8.62%	0
2015	16.223591	14.736950	-9.16%	0
2014	16.929575	16.223591	-4.17%	0
2013	13.114994	16.929575	29.09%	0
2012	10.930588	13.114994	19.98%	0
2011	11.272959	10.930588	-3.04%	0
2010*	10.000000	11.272959	12.73%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	23.622064	25.066145	6.11%	0
2016	20.080778	23.622064	17.64%	0
2015	21.475997	20.080778	-6.50%	0
2014	19.431838	21.475997	10.52%	0
2013	15.081830	19.431838	28.84%	0
2012	13.468372	15.081830	11.98%	377
2011	13.697071	13.468372	-1.67%	523
2010	12.370863	13.697071	10.72%	585
2009*	10.000000	12.370863	23.71%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	14.356105	16.267056	13.31%	1,006
2016	13.459339	14.356105	6.66%	1,097
2015	13.621024	13.459339	-1.19%	1,191
2014	13.258642	13.621024	2.73%	5,168
2013	10.990690	13.258642	20.64%	13,311
2012	9.707105	10.990690	13.22%	16,146
2011	9.828613	9.707105	-1.24%	17,596
2010	8.966848	9.828613	9.61%	7,588
2009	7.425270	8.966848	20.76%	7,616
2008	10.806270	7.425270	-31.29%	8,491
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	10.719359	10.826425	1.00%	1,475
2016	10.671398	10.719359	0.45%	1,397
2015	10.931131	10.671398	-2.38%	1,476
2014	10.641514	10.931131	2.72%	6,169
2013	11.162660	10.641514	-4.67%	15,588
2012	10.868716	11.162660	2.70%	16,197
2011	10.505524	10.868716	3.46%	16,337
2010	10.129525	10.505524	3.71%	7,377
2009	9.230548	10.129525	9.74%	7,495
2008	10.466687	9.230548	-11.81%	9,030
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	14.724805	18.871373	28.16%	0
2016	15.019315	14.724805	-1.96%	0
2015	14.406712	15.019315	4.25%	0
2014	14.457887	14.406712	-0.35%	0
2013	11.485739	14.457887	25.88%	0
2012	9.615008	11.485739	19.46%	258
2011	10.834550	9.615008	-11.26%	347
2010	9.948218	10.834550	8.91%	361
2009	7.179740	9.948218	38.56%	423
2008	11.957998	7.179740	-39.96%	516

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	15.311760	19.148626	25.06%	0
2016	14.346869	15.311760	6.73%	0
2015	13.776670	14.346869	4.14%	0
2014	13.028408	13.776670	5.74%	0
2013	10.272722	13.028408	26.83%	0
2012	8.942733	10.272722	14.87%	418
2011	9.588362	8.942733	-6.73%	572
2010	8.290539	9.588362	15.65%	633
2009	6.105029	8.290539	35.80%	769
2008	11.184549	6.105029	-45.42%	910
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	13.566221	16.186356	19.31%	1,606
2016	12.479772	13.566221	8.71%	1,763
2015	12.616898	12.479772	-1.09%	1,867
2014	11.697730	12.616898	7.86%	6,415
2013	8.990572	11.697730	30.11%	16,559
2012	7.849255	8.990572	14.54%	20,925
2011	8.204802	7.849255	-4.33%	22,836
2010	7.555705	8.204802	8.59%	10,007
2009	5.908398	7.555705	27.88%	9,928
2008	9.749596	5.908398	-39.40%	10,802
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	24.272186	27.953223	15.17%	0
2016	21.096566	24.272186	15.05%	0
2015	23.062893	21.096566	-8.53%	0
2014	21.638154	23.062893	6.58%	0
2013	16.343914	21.638154	32.39%	21
2012	14.135318	16.343914	15.62%	132
2011	14.823207	14.135318	-4.64%	149
2010	13.121885	14.823207	12.97%	592
2009	10.454779	13.121885	25.51%	64
2008	17.019524	10.454779	-38.57%	750
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.312181	10.792361	15.90%	0
2016	9.241315	9.312181	0.77%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	19.861050	20.748474	4.47%	0
2016	17.779282	19.861050	11.71%	0
2015	18.656443	17.779282	-4.70%	0
2014	18.592204	18.656443	0.35%	0
2013	17.745673	18.592204	4.77%	0
2012	15.831907	17.745673	12.09%	0
2011	15.583969	15.831907	1.59%	0
2010	14.074796	15.583969	10.72%	0
2009	9.851999	14.074796	42.86%	0
2008	13.982184	9.851999	-29.54%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	13.345990	16.293593	22.09%	0
2016	12.011599	13.345990	11.11%	0
2015	12.423731	12.011599	-3.32%	0
2014	11.915168	12.423731	4.27%	0
2013	8.483640	11.915168	40.45%	0
2012	7.421099	8.483640	14.32%	0
2011	8.584485	7.421099	-13.55%	0
2010	7.603174	8.584485	12.91%	0
2009	5.079792	7.603174	49.67%	0
2008*	10.000000	5.079792	-49.20%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	15.011151	17.386882	15.83%	0
2016	13.931710	15.011151	7.75%	0
2015	14.297649	13.931710	-2.56%	0
2014	13.222171	14.297649	8.13%	0
2013	9.752647	13.222171	35.58%	93
2012	8.948768	9.752647	8.98%	553
2011	9.453736	8.948768	-5.34%	606
2010	7.818986	9.453736	20.91%	4,214
2009	6.087288	7.818986	28.45%	5,874
2008*	10.000000	6.087288	-39.13%	8,445
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	12.357908	14.487281	17.23%	0
2016	11.653981	12.357908	6.04%	0
2015	12.122702	11.653981	-3.87%	0
2014	11.855937	12.122702	2.25%	0
2013	9.358010	11.855937	26.69%	0
2012	8.234030	9.358010	13.65%	0
2011	8.987924	8.234030	-8.39%	0
2010	7.990243	8.987924	12.49%	0
2009	6.320475	7.990243	26.42%	0
2008*	10.000000	6.320475	-36.80%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.042402	13.204415	9.65%	0
2016	11.597835	12.042402	3.83%	0
2015	11.979598	11.597835	-3.19%	0
2014	11.738363	11.979598	2.06%	0
2013	10.462682	11.738363	12.19%	0
2012	9.628146	10.462682	8.67%	0
2011	9.973398	9.628146	-3.46%	0
2010	9.231775	9.973398	8.03%	0
2009	7.873896	9.231775	17.25%	0
2008*	10.000000	7.873896	-21.26%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	12.378948	14.028220	13.32%	0
2016	11.787153	12.378948	5.02%	0
2015	12.208387	11.787153	-3.45%	0
2014	11.916848	12.208387	2.45%	0
2013	10.044574	11.916848	18.64%	0
2012	9.033388	10.044574	11.19%	0
2011	9.561116	9.033388	-5.52%	0
2010	8.693971	9.561116	9.97%	0
2009	7.155840	8.693971	21.49%	0
2008*	10.000000	7.155840	-28.44%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.229913	11.687887	4.08%	0
2016	10.969941	11.229913	2.37%	0
2015	11.293880	10.969941	-2.87%	0
2014	11.169368	11.293880	1.11%	0
2013	10.878184	11.169368	2.68%	0
2012	10.342256	10.878184	5.18%	0
2011	10.421908	10.342256	-0.76%	0
2010	9.972650	10.421908	4.50%	0
2009	9.017623	9.972650	10.59%	0
2008*	10.000000	9.017623	-9.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.418161	11.700181	12.31%	0
2016	10.085979	10.418161	3.29%	0
2015	10.770090	10.085979	-6.35%	0
2014	10.763473	10.770090	0.06%	0
2013*	10.000000	10.763473	7.63%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.423700	12.015002	15.27%	0
2016	10.029050	10.423700	3.94%	0
2015	10.774906	10.029050	-6.92%	0
2014	10.901196	10.774906	-1.16%	0
2013*	10.000000	10.901196	9.01%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.241457	13.652407	11.53%	0
2016	11.719853	12.241457	4.45%	0
2015	12.106433	11.719853	-3.19%	0
2014	11.831720	12.106433	2.32%	0
2013	10.264140	11.831720	15.27%	0
2012	9.335399	10.264140	9.95%	0
2011	9.767952	9.335399	-4.43%	0
2010	8.963277	9.767952	8.98%	0
2009	7.511606	8.963277	19.33%	0
2008*	10.000000	7.511606	-24.88%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	12.320440	14.234845	15.54%	0
2016	11.702050	12.320440	5.28%	0
2015	12.142278	11.702050	-3.63%	0
2014	11.867707	12.142278	2.31%	0
2013	9.759166	11.867707	21.61%	0
2012	8.704464	9.759166	12.12%	0
2011	9.331274	8.704464	-6.72%	0
2010	8.415919	9.331274	10.88%	0
2009	6.794850	8.415919	23.86%	0
2008*	10.000000	6.794850	-32.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	11.857478	12.750318	7.53%	0
2016	11.431632	11.857478	3.73%	0
2015	11.808623	11.431632	-3.19%	0
2014	11.594761	11.808623	1.84%	0
2013	10.652325	11.594761	8.85%	0
2012	9.893273	10.652325	7.67%	0
2011	10.137580	9.893273	-2.41%	0
2010	9.501879	10.137580	6.69%	0
2009	8.251709	9.501879	15.15%	0
2008*	10.000000	8.251709	-17.48%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	11.605378	11.831188	1.95%	0
2016	11.294355	11.605378	2.75%	0
2015	11.645063	11.294355	-3.01%	0
2014	11.368969	11.645063	2.43%	0
2013	11.871478	11.368969	-4.23%	75
2012	11.288265	11.871478	5.17%	208
2011	10.858224	11.288265	3.96%	212
2010	10.392365	10.858224	4.48%	3,255
2009	9.780422	10.392365	6.26%	3,945
2008*	10.000000	9.780422	-2.20%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	12.421582	12.613126	1.54%	0
2016	12.283974	12.421582	1.12%	0
2015	12.619173	12.283974	-2.66%	0
2014	12.296182	12.619173	2.63%	0
2013	12.829222	12.296182	-4.15%	0
2012	12.240525	12.829222	4.81%	0
2011	11.795397	12.240525	3.77%	0
2010	11.149811	11.795397	5.79%	0
2009	9.786216	11.149811	13.93%	0
2008*	10.000000	9.786216	-2.14%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	11.751322	13.556088	15.36%	0
2016	10.781102	11.751322	9.00%	0
2015	11.377433	10.781102	-5.24%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.302503	12.590081	11.39%	0
2016	10.618948	11.302503	6.44%	0
2015	11.046898	10.618948	-3.87%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	24.230819	33.486076	38.20%	0
2016	23.038728	24.230819	5.17%	0
2015	28.108133	23.038728	-18.04%	0
2014	30.472073	28.108133	-7.76%	0
2013	31.008677	30.472073	-1.73%	0
2012	27.089023	31.008677	14.47%	0
2011	35.765494	27.089023	-24.26%	0
2010	31.532852	35.765494	13.42%	0
2009	19.759512	31.532852	59.58%	0
2008	48.003108	19.759512	-58.84%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	11.523812	11.511763	-0.10%	0
2016	11.689619	11.523812	-1.42%	0
2015	11.959489	11.689619	-2.26%	0
2014	11.688212	11.959489	2.32%	0
2013	12.449973	11.688212	-6.12%	84
2012	12.346802	12.449973	0.84%	417
2011	11.763830	12.346802	4.96%	377
2010	11.473635	11.763830	2.53%	3,260
2009	11.418724	11.473635	0.48%	4,669
2008	10.833282	11.418724	5.40%	6,965
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	8.602538	8.453569	-1.73%	0
2016	8.790365	8.602538	-2.14%	0
2015	8.983507	8.790365	-2.15%	0
2014	9.180892	8.983507	-2.15%	0
2013	9.382613	9.180892	-2.15%	0
2012	9.589344	9.382613	-2.16%	602
2011	9.799448	9.589344	-2.14%	634
2010	10.014756	9.799448	-2.15%	1,118
2009	10.230509	10.014756	-2.11%	1,129
2008	10.244899	10.230509	-0.14%	1,154
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	7.867512	9.783358	24.35%	0
2016	7.989281	7.867512	-1.52%	0
2015	8.436587	7.989281	-5.30%	0
2014	8.684487	8.436587	-2.85%	0
2013	7.549373	8.684487	15.04%	0
2012	6.696046	7.549373	12.74%	0
2011	7.603263	6.696046	-11.93%	0
2010	6.876080	7.603263	10.58%	0
2009	5.428443	6.876080	26.67%	0
2008*	10.000000	5.428443	-45.72%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	8.666856	10.555272	21.79%	0
2016	8.810672	8.666856	-1.63%	0
2015	9.131144	8.810672	-3.51%	0
2014	9.947346	9.131144	-8.21%	0
2013	8.400722	9.947346	18.41%	0
2012	7.262970	8.400722	15.67%	0
2011	8.516680	7.262970	-14.72%	0
2010	8.104100	8.516680	5.09%	0
2009	6.439806	8.104100	25.84%	0
2008	11.565008	6.439806	-44.32%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	23.297886	27.000150	15.89%	0
2016	21.749160	23.297886	7.12%	0
2015	22.451176	21.749160	-3.13%	267
2014	21.854938	22.451176	2.73%	7,024
2013	17.552359	21.854938	24.51%	7,025
2012	15.477474	17.552359	13.41%	7,025
2011	16.464175	15.477474	-5.99%	11,654
2010	14.678362	16.464175	12.17%	11,655
2009	11.792638	14.678362	24.47%	11,655
2008	19.083119	11.792638	-38.20%	11,656
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	15.032484	16.347581	8.75%	0
2016	14.451064	15.032484	4.02%	0
2015	14.794290	14.451064	-2.32%	0
2014	14.456487	14.794290	2.34%	0
2013	13.025523	14.456487	10.99%	0
2012	12.170096	13.025523	7.03%	0
2011	12.327843	12.170096	-1.28%	0
2010	11.472614	12.327843	7.45%	0
2009*	10.000000	11.472614	14.73%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	17.341670	19.482920	12.35%	0
2016	16.448610	17.341670	5.43%	0
2015	16.899940	16.448610	-2.67%	0
2014	16.415705	16.899940	2.95%	0
2013	14.039375	16.415705	16.93%	0
2012	12.782689	14.039375	9.83%	0
2011	13.186361	12.782689	-3.06%	0
2010	12.028785	13.186361	9.62%	0
2009*	10.000000	12.028785	20.29%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	13.036782	13.482227	3.42%	0
2016	12.777624	13.036782	2.03%	0
2015	13.023907	12.777624	-1.89%	0
2014	12.811652	13.023907	1.66%	0
2013	12.489681	12.811652	2.58%	0
2012	12.136632	12.489681	2.91%	0
2011	12.049500	12.136632	0.72%	0
2010	11.628939	12.049500	3.62%	0
2009	10.894700	11.628939	6.74%	0
2008	11.847685	10.894700	-8.04%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.406707	11.612473	11.59%	0
2016	10.060490	10.406707	3.44%	0
2015	10.625969	10.060490	-5.32%	0
2014	10.599161	10.625969	0.25%	0
2013*	10.000000	10.599161	5.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.463874	11.976515	14.46%	0
2016	9.998183	10.463874	4.66%	0
2015	10.638651	9.998183	-6.02%	0
2014	10.687136	10.638651	-0.45%	0
2013*	10.000000	10.687136	6.87%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	18.326645	20.252047	10.51%	0
2016	17.479615	18.326645	4.85%	0
2015	17.923691	17.479615	-2.48%	0
2014	17.415214	17.923691	2.92%	7,371
2013	15.260369	17.415214	14.12%	8,026
2012	14.074710	15.260369	8.42%	11,753
2011	14.389123	14.074710	-2.19%	12,114
2010	13.258157	14.389123	8.53%	13,040
2009	11.373158	13.258157	16.57%	13,357
2008	15.133667	11.373158	-24.85%	13,830
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	21.197228	24.202485	14.18%	0
2016	19.968070	21.197228	6.16%	0
2015	20.556890	19.968070	-2.86%	0
2014	20.016368	20.556890	2.70%	0
2013	16.715505	20.016368	19.75%	562
2012	15.017217	16.715505	11.31%	588
2011	15.679972	15.017217	-4.23%	651
2010	14.201595	15.679972	10.41%	1,117
2009	11.667610	14.201595	21.72%	1,117
2008	17.380205	11.667610	-32.87%	1,211

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	15.726681	16.807093	6.87%	0
2016	15.204169	15.726681	3.44%	0
2015	15.543013	15.204169	-2.18%	0
2014	15.165754	15.543013	2.49%	0
2013	14.026830	15.165754	8.12%	0
2012	13.268954	14.026830	5.71%	0
2011	13.285812	13.268954	-0.13%	0
2010	12.512027	13.285812	6.18%	0
2009	11.161635	12.512027	12.10%	515
2008	13.426978	11.161635	-16.87%	518
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	22.162481	27.557982	24.35%	359
2016	21.919384	22.162481	1.11%	360
2015	21.370417	21.919384	2.57%	702
2014	20.117464	21.370417	6.23%	703
2013	15.085423	20.117464	33.36%	704
2012	13.019223	15.085423	15.87%	938
2011	13.645142	13.019223	-4.59%	1,033
2010	12.850326	13.645142	6.19%	1,078
2009*	10.000000	12.850326	28.50%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.063345	11.576191	15.03%	0
2016	9.474028	10.063345	6.22%	0
2015	9.904787	9.474028	-4.35%	0
2014*	10.000000	9.904787	-0.95%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.657696	12.692055	19.09%	0
2016	9.897031	10.657696	7.69%	0
2015	10.100223	9.897031	-2.01%	0
2014*	10.000000	10.100223	1.00%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	35.287508	39.979823	13.30%	0
2016	29.978156	35.287508	17.71%	0
2015	31.433486	29.978156	-4.63%	0
2014	29.358496	31.433486	7.07%	0
2013	22.550669	29.358496	30.19%	0
2012	19.619205	22.550669	14.94%	0
2011	20.572894	19.619205	-4.64%	0
2010	16.659428	20.572894	23.49%	0
2009	12.449566	16.659428	33.82%	0
2008	20.025742	12.449566	-37.83%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	14.279389	14.857945	4.05%	0
2016	13.430901	14.279389	6.32%	0
2015	14.134577	13.430901	-4.98%	0
2014	13.905116	14.134577	1.65%	0
2013	14.372269	13.905116	-3.25%	0
2012	13.085829	14.372269	9.83%	501
2011	12.669703	13.085829	3.28%	595
2010	11.708373	12.669703	8.21%	715
2009	9.620128	11.708373	21.71%	859
2008	11.886963	9.620128	-19.07%	1,157
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	9.494091	11.663081	22.85%	0
2016	9.948025	9.494091	-4.56%	0
2015	10.233633	9.948025	-2.79%	0
2014	10.601854	10.233633	-3.47%	0
2013	8.948602	10.601854	18.47%	126
2012	7.916925	8.948602	13.03%	694
2011	8.952102	7.916925	-11.56%	722
2010	8.038841	8.952102	11.36%	3,359
2009	6.035998	8.038841	33.18%	4,974
2008*	10.000000	6.035998	-39.64%	5,851
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	13.589991	16.295571	19.91%	0
2016	13.228809	13.589991	2.73%	0
2015	14.283110	13.228809	-7.38%	0
2014	16.160982	14.283110	-11.62%	0
2013	13.643935	16.160982	18.45%	0
2012	11.913391	13.643935	14.53%	0
2011	14.565624	11.913391	-18.21%	0
2010	14.056808	14.565624	3.62%	0
2009	11.092494	14.056808	26.72%	0
2008	21.181995	11.092494	-47.63%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	13.759602	17.487852	27.10%	0
2016	13.786714	13.759602	-0.20%	0
2015	13.662073	13.786714	0.91%	0
2014	12.675861	13.662073	7.78%	0
2013	9.637576	12.675861	31.53%	37
2012	8.480971	9.637576	13.64%	238
2011	8.956444	8.480971	-5.31%	269
2010	7.934473	8.956444	12.88%	1,737
2009	6.268781	7.934473	26.57%	2,885
2008*	10.000000	6.268781	-37.31%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	13.915025	15.572352	11.91%	0
2016	12.253720	13.915025	13.56%	0
2015	12.968676	12.253720	-5.51%	0
2014	12.022173	12.968676	7.87%	0
2013	9.099031	12.022173	32.13%	0
2012	7.908241	9.099031	15.06%	0
2011	8.606015	7.908241	-8.11%	0
2010	7.800703	8.606015	10.32%	0
2009	6.256962	7.800703	24.67%	0
2008*	10.000000	6.256962	-37.43%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	13.852181	17.286053	24.79%	0
2016	13.347436	13.852181	3.78%	0
2015	13.688071	13.347436	-2.49%	0
2014	13.487189	13.688071	1.49%	0
2013	9.944282	13.487189	35.63%	45
2012	8.865053	9.944282	12.17%	301
2011	9.481495	8.865053	-6.50%	345
2010	7.661708	9.481495	23.75%	2,126
2009	6.179627	7.661708	23.98%	2,315
2008*	10.000000	6.179627	-38.20%	2,654
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	18.003799	20.055989	11.40%	0
2016	15.645570	18.003799	15.07%	0
2015	16.464495	15.645570	-4.97%	0
2014	14.378908	16.464495	14.50%	0
2013	10.830592	14.378908	32.76%	63
2012	9.513974	10.830592	13.84%	353
2011	9.953671	9.513974	-4.42%	386
2010	8.502885	9.953671	17.06%	1,788
2009	6.660337	8.502885	27.66%	2,435
2008*	10.000000	6.660337	-33.40%	4,460
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	21.684027	26.449070	21.97%	0
2016	20.506683	21.684027	5.74%	0
2015	20.846898	20.506683	-1.63%	0
2014	20.777610	20.846898	0.33%	0
2013	14.750783	20.777610	40.86%	0
2012	13.330323	14.750783	10.66%	0
2011	13.740977	13.330323	-2.99%	0
2010	11.224708	13.740977	22.42%	0
2009	9.019312	11.224708	24.45%	0
2008	17.241595	9.019312	-47.69%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	35.341883	37.611412	6.42%	0
2016	28.751638	35.341883	22.92%	0
2015	31.355557	28.751638	-8.30%	0
2014	30.013992	31.355557	4.47%	0
2013	21.905542	30.013992	37.02%	0
2012	18.609309	21.905542	17.71%	0
2011	20.114343	18.609309	-7.48%	0
2010	16.253001	20.114343	23.76%	0
2009	13.197321	16.253001	23.15%	0
2008	19.923089	13.197321	-33.76%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	31.813092	35.240155	10.77%	0
2016	26.529328	31.813092	19.92%	0
2015	27.636056	26.529328	-4.00%	0
2014	28.087212	27.636056	-1.61%	0
2013	20.422430	28.087212	37.53%	0
2012	18.114007	20.422430	12.74%	35
2011	19.651678	18.114007	-7.82%	50
2010	16.069084	19.651678	22.29%	53
2009	12.216178	16.069084	31.54%	65
2008	20.253200	12.216178	-39.68%	826
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	21.930781	25.805454	17.67%	0
2016	20.161635	21.930781	8.77%	0
2015	20.469179	20.161635	-1.50%	0
2014	18.708276	20.469179	9.41%	0
2013	14.618193	18.708276	27.98%	73
2012	13.122958	14.618193	11.39%	377
2011	13.360187	13.122958	-1.78%	428
2010	12.058938	13.360187	10.79%	2,837
2009	9.815428	12.058938	22.86%	3,843
2008	17.180693	9.815428	-42.87%	5,633
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	12.952559	13.453546	3.87%	0
2016	12.349912	12.952559	4.88%	0
2015	13.378579	12.349912	-7.69%	0
2014	10.631183	13.378579	25.84%	0
2013	10.579126	10.631183	0.49%	0
2012	9.354492	10.579126	13.09%	0
2011	9.006700	9.354492	3.86%	0
2010	7.090025	9.006700	27.03%	0
2009	5.551826	7.090025	27.71%	0
2008*	10.000000	5.551826	-44.48%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	13.856881	16.437893	18.63%	0
2016	12.711821	13.856881	9.01%	0
2015	12.869785	12.711821	-1.23%	0
2014	11.631459	12.869785	10.65%	0
2013*	10.000000	11.631459	16.31%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.736599	9.678288	-0.60%	0
2016	9.708053	9.736599	0.29%	0
2015	9.955337	9.708053	-2.48%	0
2014	10.124076	9.955337	-1.67%	0
2013	10.335646	10.124076	-2.05%	0
2012	10.203793	10.335646	1.29%	823
2011	10.293761	10.203793	-0.87%	895
2010	10.271377	10.293761	0.22%	1,055
2009	9.800278	10.271377	4.81%	1,153
2008*	10.000000	9.800278	-2.00%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	14.074715	15.726152	11.73%	0
2016	11.899530	14.074715	18.28%	0
2015	12.785198	11.899530	-6.93%	0
2014	12.497315	12.785198	2.30%	0
2013*	10.000000	12.497315	24.97%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	13.169760	15.815285	20.09%	0
2016	13.309931	13.169760	-1.05%	0
2015	14.154944	13.309931	-5.97%	0
2014	15.749135	14.154944	-10.12%	0
2013	13.402022	15.749135	17.51%	85
2012	11.455869	13.402022	16.99%	498
2011	13.368509	11.455869	-14.31%	519
2010	12.846780	13.368509	4.06%	2,425
2009*	10.000000	12.846780	28.47%	3,599
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	27.794736	33.879849	21.89%	0
2016	27.268926	27.794736	1.93%	0
2015	27.593644	27.268926	-1.18%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	9.364522	9.245398	-1.27%	0
2016	9.454441	9.364522	-0.95%	0
2015	9.644460	9.454441	-1.97%	0
2014	9.796615	9.644460	-1.55%	0
2013	9.950491	9.796615	-1.55%	0
2012	9.721973	9.950491	2.35%	151
2011	9.906396	9.721973	-1.86%	159
2010	9.615846	9.906396	3.02%	3,049
2009	8.671443	9.615846	10.89%	3,314
2008	10.236686	8.671443	-15.29%	7,603
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	23.790012	27.570465	15.89%	0
2016	22.128896	23.790012	7.51%	0
2015	22.720463	22.128896	-2.60%	0
2014	21.035752	22.720463	8.01%	0
2013	15.622947	21.035752	34.65%	0
2012	14.387365	15.622947	8.59%	0
2011	15.170175	14.387365	-5.16%	0
2010	12.619090	15.170175	20.22%	0
2009	9.812617	12.619090	28.60%	0
2008	16.560730	9.812617	-40.75%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	27.352371	36.487717	33.40%	0
2016	27.995705	27.352371	-2.30%	0
2015	27.597404	27.995705	1.44%	0
2014	27.635635	27.597404	-0.14%	0
2013	22.239798	27.635635	24.26%	0
2012	18.792387	22.239798	18.34%	0
2011	20.994898	18.792387	-10.49%	0
2010	18.543844	20.994898	13.22%	0
2009	13.599359	18.543844	36.36%	0
2008	23.293079	13.599359	-41.62%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	9.832291	10.202280	3.76%	0
2016	9.455343	9.832291	3.99%	0
2015	9.910067	9.455343	-4.59%	0
2014	9.881618	9.910067	0.29%	0
2013	10.135959	9.881618	-2.51%	0
2012*	10.000000	10.135959	1.36%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.626656	10.674191	23.73%	0
2016	9.061745	8.626656	-4.80%	0
2015	8.981906	9.061745	0.89%	0
2014*	10.000000	8.981906	-10.18%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	23.879637	27.255184	14.14%	0
2016	21.925576	23.879637	8.91%	0
2015	21.732156	21.925576	0.89%	0
2014	20.117327	21.732156	8.03%	0
2013	15.641602	20.117327	28.61%	69
2012	13.709058	15.641602	14.10%	367
2011	14.053857	13.709058	-2.45%	428
2010	12.400019	14.053857	13.34%	2,721
2009	9.900851	12.400019	25.24%	3,578
2008	16.487121	9.900851	-39.95%	4,654
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	34.853759	38.850959	11.47%	0
2016	30.268263	34.853759	15.15%	0
2015	32.940791	30.268263	-8.11%	0
2014	30.150620	32.940791	9.25%	0
2013	21.911475	30.150620	37.60%	0
2012	19.031177	21.911475	15.13%	0
2011	19.923293	19.031177	-4.48%	0
2010	16.545827	19.923293	20.41%	0
2009	12.353254	16.545827	33.94%	0
2008	20.364636	12.353254	-39.34%	1,317
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	9.985593	11.078817	10.95%	0
2016	9.037994	9.985593	10.48%	0
2015	10.171179	9.037994	-11.14%	0
2014	10.347613	10.171179	-1.71%	0
2013	10.563432	10.347613	-2.04%	0
2012*	10.000000	10.563432	5.63%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	9.559115	10.269002	7.43%	0
2016	8.628477	9.559115	10.79%	0
2015	9.031681	8.628477	-4.46%	0
2014	9.102276	9.031681	-0.78%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.369428	11.236340	8.36%	0
2016	10.297659	10.369428	0.70%	0
2015	11.337415	10.297659	-9.17%	0
2014	11.551762	11.337415	-1.86%	0
2013	12.635348	11.551762	-8.58%	0
2012	12.271629	12.635348	2.96%	0
2011	11.567017	12.271629	6.09%	0
2010	10.808196	11.567017	7.02%	0
2009*	10.000000	10.808196	8.08%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	10.720804	10.622304	-0.92%	0
2016	10.814584	10.720804	-0.87%	0
2015	11.029176	10.814584	-1.95%	0
2014	11.187797	11.029176	-1.42%	0
2013	11.460232	11.187797	-2.38%	51
2012	11.075823	11.460232	3.47%	215
2011	11.205585	11.075823	-1.16%	196
2010	10.887208	11.205585	2.92%	1,262
2009*	10.000000	10.887208	8.87%	1,560
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.056409	10.067634	0.11%	0
2016*	10.000000	10.056409	0.56%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.260350	10.523997	2.57%	0
2016	10.221099	10.260350	0.38%	0
2015	10.410747	10.221099	-1.82%	0
2014	10.213832	10.410747	1.93%	0
2013	10.657042	10.213832	-4.16%	0
2012	9.946827	10.657042	7.14%	0
2011*	10.000000	9.946827	-0.53%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.199857	12.00%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.300576	13.194872	28.10%	0
2016*	10.000000	10.300576	3.01%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	15.576318	19.294003	23.87%	0
2016	16.317992	15.576318	-4.55%	0
2015	16.653242	16.317992	-2.01%	0
2014	18.256628	16.653242	-8.78%	0
2013	14.568153	18.256628	25.32%	0
2012	12.212444	14.568153	19.29%	0
2011	15.024848	12.212444	-18.72%	0
2010	13.955510	15.024848	7.66%	0
2009	11.443318	13.955510	21.95%	0
2008	20.866336	11.443318	-45.16%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	26.395179	32.882591	24.58%	0
2016	30.210973	26.395179	-12.63%	0
2015	27.451477	30.210973	10.05%	0
2014	21.378928	27.451477	28.40%	0
2013	14.515903	21.378928	47.28%	0
2012	11.324843	14.515903	28.18%	0
2011	10.484270	11.324843	8.02%	0
2010*	10.000000	10.484270	4.84%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.439970	7.136939	-4.07%	0
2016	5.301448	7.439970	40.34%	0
2015	8.163120	5.301448	-35.06%	0
2014	10.343958	8.163120	-21.08%	0
2013	9.584479	10.343958	7.92%	0
2012*	10.000000	9.584479	-4.16%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.589006	7.300200	-3.81%	0
2016	5.396459	7.589006	40.63%	0
2015	8.287036	5.396459	-34.88%	0
2014	10.469426	8.287036	-20.85%	0
2013	9.679796	10.469426	8.16%	0
2012*	10.000000	9.679796	-3.20%	0
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2017	18.562023	24.448477	31.71%	0
2016	18.870902	18.562023	-1.64%	0
2015	19.029803	18.870902	-0.84%	0
2014	18.724371	19.029803	1.63%	0
2013	13.679840	18.724371	36.88%	0
2012	11.613102	13.679840	17.80%	0
2011	12.563982	11.613102	-7.57%	0
2010*	10.000000	12.563982	25.64%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	21.916936	26.993020	23.16%	0
2016	20.786855	21.916936	5.44%	0
2015	21.874220	20.786855	-4.97%	0
2014	22.782777	21.874220	-3.99%	0
2014	22.782777	21.874220	-3.99%	0
2013	15.498174	22.782777	47.00%	0
2012	14.683773	15.498174	5.55%	0
2011	15.728823	14.683773	-6.64%	0
2010	12.679469	15.728823	24.05%	0
2009	8.489079	12.679469	49.36%	0
2008	14.811419	8.489079	-42.69%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	10.988218	12.286525	11.82%	0
2016	10.868857	10.988218	1.10%	0
2015	11.259746	10.868857	-3.47%	0
2014	11.048251	11.259746	1.91%	0
2013	10.092402	11.048251	9.47%	0
2012*	10.000000	10.092402	0.92%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	24.097098	27.951723	16.00%	0
2016	22.181987	24.097098	8.63%	0
2015	22.361933	22.181987	-0.80%	0
2014	20.921291	22.361933	6.89%	0
2013	15.893630	20.921291	31.63%	0
2012	13.861606	15.893630	14.66%	0
2011	13.361659	13.861606	3.74%	0
2010	12.111837	13.361659	10.32%	0
2009	10.290345	12.111837	17.70%	0
2008	17.742577	10.290345	-42.00%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	35.896278	39.620386	10.37%	0
2016	29.409928	35.896278	22.05%	0
2015	31.887307	29.409928	-7.77%	0
2014	29.927338	31.887307	6.55%	0
2013	22.232804	29.927338	34.61%	0
2012	19.189871	22.232804	15.86%	0
2011	21.472153	19.189871	-10.63%	0
2010	17.343216	21.472153	23.81%	0
2009	12.430721	17.343216	39.52%	0
2008	19.782804	12.430721	-37.16%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	12.176507	12.346636	1.40%	0
2016	11.926397	12.176507	2.10%	0
2015	12.503325	11.926397	-4.61%	0
2014	12.376204	12.503325	1.03%	0
2013	13.827122	12.376204	-10.49%	0
2012	13.166455	13.827122	5.02%	0
2011	12.046846	13.166455	9.29%	0
2010	11.717924	12.046846	2.81%	0
2009	10.871059	11.717924	7.79%	0
2008	11.295044	10.871059	-3.75%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2017	22.879007	26.919219	17.66%	0
2016	20.664518	22.879007	10.72%	0
2015	22.465915	20.664518	-8.02%	0
2014	20.449498	22.465915	9.86%	0
2013	15.433078	20.449498	32.50%	0
2012	13.787689	15.433078	11.93%	0
2011	13.705626	13.787689	0.60%	0
2010	12.307762	13.705626	11.36%	0
2009	10.685450	12.307762	15.18%	0
2008	16.739842	10.685450	-36.17%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2017	25.074214	27.336517	9.02%	629
2016	20.890693	25.074214	20.03%	630
2015	21.703488	20.890693	-3.74%	668
2014	19.091446	21.703488	13.68%	672
2013	15.027459	19.091446	27.04%	718
2012	13.220882	15.027459	13.66%	0
2011	13.632612	13.220882	-3.02%	0
2010	11.715784	13.632612	16.36%	0
2009	9.228892	11.715784	26.95%	0
2008	12.500560	9.228892	-26.17%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.019587	12.555204	13.94%	0
2016	9.707758	11.019587	13.51%	0
2015*	10.000000	9.707758	-2.92%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	14.314572	15.919813	11.21%	0
2016	14.099198	14.314572	1.53%	0
2015	14.562187	14.099198	-3.18%	0
2014	14.607535	14.562187	-0.31%	0
2013	13.054196	14.607535	11.90%	0
2012	12.138691	13.054196	7.54%	0
2011	12.880041	12.138691	-5.76%	0
2010	11.998434	12.880041	7.35%	0
2009*	10.000000	11.998434	19.98%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.111918	10.590126	4.73%	0
2016	9.164027	10.111918	10.34%	0
2015*	10.000000	9.164027	-8.36%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.756182	9.848058	0.94%	0
2016	9.735632	9.756182	0.21%	0
2015*	10.000000	9.735632	-2.64%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.145516	1.46%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	14.731890	16.102905	9.31%	0
2016	11.490393	14.731890	28.21%	0
2015	12.560631	11.490393	-8.52%	0
2014	12.159997	12.560631	3.29%	0
2013*	10.000000	12.159997	21.60%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.626476	13.081768	12.52%	0
2016	10.318625	11.626476	12.67%	0
2015	10.823098	10.318625	-4.66%	0
2014*	10.000000	10.823098	8.23%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	36.975780	40.650274	9.94%	0
2016	30.069101	36.975780	22.97%	0
2015	31.478881	30.069101	-4.48%	0
2014	30.618868	31.478881	2.81%	0
2013	22.248661	30.618868	37.62%	0
2012	19.656053	22.248661	13.19%	0
2011	19.984863	19.656053	-1.65%	0
2010	16.239741	19.984863	23.06%	0
2009	13.281286	16.239741	22.28%	0
2008	19.657546	13.281286	-32.44%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	24.524121	29.074308	18.55%	0
2016	22.499952	24.524121	9.00%	0
2015	22.808024	22.499952	-1.35%	0
2014	20.619086	22.808024	10.62%	0
2013	16.007451	20.619086	28.81%	0
2012	14.174868	16.007451	12.93%	0
2011	14.261960	14.174868	-0.61%	0
2010	12.731742	14.261960	12.02%	0
2009	10.328190	12.731742	23.27%	0
2008	16.849197	10.328190	-38.70%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2017	20.619824	25.614786	24.22%	0
2016	19.587114	20.619824	5.27%	0
2015	20.586423	19.587114	-4.85%	0
2014	19.521593	20.586423	5.45%	0
2013	16.520104	19.521593	18.17%	0
2012	15.337686	16.520104	7.71%	0
2011	14.421564	15.337686	6.35%	0
2010	12.817388	14.421564	12.52%	0
2009	10.722248	12.817388	19.54%	0
2008	15.600591	10.722248	-31.27%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2017	19.964397	24.285332	21.64%	0
2016	17.477796	19.964397	14.23%	0
2015	18.333417	17.477796	-4.67%	0
2014	18.501391	18.333417	-0.91%	0
2013	12.763037	18.501391	44.96%	0
2012	10.854010	12.763037	17.59%	0
2011	12.913240	10.854010	-15.95%	0
2010	10.093087	12.913240	27.94%	0
2009	8.205994	10.093087	23.00%	0
2008	13.484183	8.205994	-39.14%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.158862	10.278018	1.17%	0
2016	9.533872	10.158862	6.56%	0
2015	9.846030	9.533872	-3.17%	0
2014	10.010236	9.846030	-1.64%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	12.777847	13.830828	8.24%	0
2016	13.677333	12.777847	-6.58%	0
2015	14.946789	13.677333	-8.49%	0
2014	15.489160	14.946789	-3.50%	0
2013	13.639611	15.489160	13.56%	0
2012	12.676157	13.639611	7.60%	0
2011	13.716347	12.676157	-7.58%	0
2010	12.410350	13.716347	10.52%	0
2009	11.203339	12.410350	10.77%	0
2008	16.287932	11.203339	-31.22%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	12.546424	12.731249	1.47%	0
2016	12.390267	12.546424	1.26%	0
2015	12.724909	12.390267	-2.63%	0
2014	12.569598	12.724909	1.24%	0
2013	12.756627	12.569598	-1.47%	0
2012	11.918438	12.756627	7.03%	0
2011	11.947988	11.918438	-0.25%	0
2010	11.282294	11.947988	5.90%	0
2009	9.600863	11.282294	17.51%	0
2008	10.618872	9.600863	-9.59%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2017	14.172206	15.635150	10.32%	0
2016	13.769924	14.172206	2.92%	0
2015	14.154772	13.769924	-2.72%	0
2014	13.888325	14.154772	1.92%	0
2013	12.545176	13.888325	10.71%	0
2012	11.496399	12.545176	9.12%	0
2011	11.804893	11.496399	-2.61%	0
2010	10.724769	11.804893	10.07%	0
2009	8.846750	10.724769	21.23%	0
2008	12.088438	8.846750	-26.82%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2017	14.784772	16.811831	13.71%	0
2016	14.287368	14.784772	3.48%	0
2015	14.676154	14.287368	-2.65%	0
2014	14.347007	14.676154	2.29%	0
2013	12.686185	14.347007	13.09%	0
2012	11.472664	12.686185	10.58%	0
2011	11.877674	11.472664	-3.41%	0
2010	10.622572	11.877674	11.82%	0
2009	8.449381	10.622572	25.72%	0
2008	12.856848	8.449381	-34.28%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2017	15.500691	18.298109	18.05%	0
2016	14.898763	15.500691	4.04%	0
2015	15.315059	14.898763	-2.72%	0
2014	14.950435	15.315059	2.44%	0
2013	12.591050	14.950435	18.74%	0
2012	11.177926	12.591050	12.64%	0
2011	11.761641	11.177926	-4.96%	0
2010	10.377045	11.761641	13.34%	0
2009	8.088554	10.377045	28.29%	0
2008	13.377180	8.088554	-39.53%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.372275	11.779748	13.57%	0
2016*	10.000000	10.372275	3.72%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	16.150505	15.357782	-4.91%	0
2016	12.368603	16.150505	30.58%	0
2015	15.958734	12.368603	-22.50%	0
2014	18.706175	15.958734	-14.69%	0
2013	15.406781	18.706175	21.42%	0
2012	15.042052	15.406781	2.42%	0
2011	16.223362	15.042052	-7.28%	0
2010	13.921125	16.223362	16.54%	0
2009	9.645606	13.921125	44.33%	0
2008	21.632225	9.645606	-55.41%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	22.871799	25.199984	10.18%	1,025
2016	19.866582	22.871799	15.13%	1,027
2015	21.212633	19.866582	-6.35%	1,051
2014	19.994366	21.212633	6.09%	986
2013	15.993367	19.994366	25.02%	1,029
2012	13.971141	15.993367	14.47%	0
2011	14.191850	13.971141	-1.56%	0
2010	12.627209	14.191850	12.39%	0
2009	9.940652	12.627209	27.03%	0
2008	17.774541	9.940652	-44.07%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.194204	12.767449	14.05%	0
2016*	10.000000	11.194204	11.94%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	23.464077	30.939846	31.86%	0
2016	23.859236	23.464077	-1.66%	0
2015	22.820347	23.859236	4.55%	0
2014	21.018865	22.820347	8.57%	0
2013	15.802459	21.018865	33.01%	0
2012	14.124403	15.802459	11.88%	0
2011	14.446158	14.124403	-2.23%	0
2010	11.925214	14.446158	21.14%	0
2009	9.528748	11.925214	25.15%	0
2008	18.491861	9.528748	-48.47%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	12.812315	13.031461	1.71%	0
2016	12.538269	12.812315	2.19%	0
2015	12.930203	12.538269	-3.03%	0
2014	12.517818	12.930203	3.29%	0
2013	13.069669	12.517818	-4.22%	0
2012	12.655223	13.069669	3.27%	0
2011	12.088622	12.655223	4.69%	0
2010	11.493027	12.088622	5.18%	0
2009	10.177160	11.493027	12.93%	0
2008	10.779227	10.177160	-5.59%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	35.773363	42.174399	17.89%	413
2016	32.679385	35.773363	9.47%	430
2015	33.967851	32.679385	-3.79%	419
2014	32.756258	33.967851	3.70%	424
2013	24.650595	32.756258	32.88%	419
2012	22.002291	24.650595	12.04%	0
2011	25.235136	22.002291	-12.81%	0
2010	20.068370	25.235136	25.75%	0
2009	14.682911	20.068370	36.68%	0
2008	24.860134	14.682911	-40.94%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	18.949496	24.091890	27.14%	711
2016	20.452099	18.949496	-7.35%	734
2015	20.244873	20.452099	1.02%	682
2014	22.573278	20.244873	-10.31%	0
2013	17.731695	22.573278	27.30%	0
2012	15.062032	17.731695	17.72%	0
2011	18.631126	15.062032	-19.16%	0
2010	16.883760	18.631126	10.35%	0
2009	13.677383	16.883760	23.44%	0
2008	24.956671	13.677383	-45.20%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017	11.748430	11.924085	1.50%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	28.961241	33.732199	16.47%	0
2016	27.098385	28.961241	6.87%	0
2015	28.621197	27.098385	-5.32%	0
2014	27.475559	28.621197	4.17%	0
2013	21.579649	27.475559	27.32%	0
2012	17.366076	21.579649	24.26%	0
2011	19.520264	17.366076	-11.04%	0
2010	15.798048	19.520264	23.56%	0
2009	10.278836	15.798048	53.69%	0
2008	21.576474	10.278836	-52.36%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	12.095368	13.247132	9.52%	0
2016	10.926500	12.095368	10.70%	0
2015	11.912505	10.926500	-8.28%	0
2014	11.843193	11.912505	0.59%	0
2013	9.783808	11.843193	21.05%	0
2012	8.674370	9.783808	12.79%	0
2011	9.008016	8.674370	-3.70%	0
2010	8.353912	9.008016	7.83%	0
2009	6.557922	8.353912	27.39%	0
2008*	10.000000	6.557922	-34.42%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	14.374513	15.419151	7.27%	0
2016	12.889373	14.374513	11.52%	0
2015	14.179668	12.889373	-9.10%	0
2014	13.858930	14.179668	2.31%	0
2013	12.436769	13.858930	11.44%	0
2012	11.288871	12.436769	10.17%	0
2011	11.273453	11.288871	0.14%	0
2010	10.230415	11.273453	10.20%	0
2009	7.714445	10.230415	32.61%	0
2008	11.213757	7.714445	-31.21%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2017	24.778435	29.217416	17.91%	0
2016	21.831856	24.778435	13.50%	0
2015	23.168165	21.831856	-5.77%	0
2014	21.788698	23.168165	6.33%	0
2013	17.178468	21.788698	26.84%	0
2012	15.689108	17.178468	9.49%	0
2011	15.133402	15.689108	3.67%	0
2010	12.825770	15.133402	17.99%	0
2009	11.175941	12.825770	14.76%	0
2008	15.675886	11.175941	-28.71%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	34.400270	37.229500	8.22%	0
2016	27.016132	34.400270	27.33%	0
2015	29.827358	27.016132	-9.42%	0
2014	30.325331	29.827358	-1.64%	0
2013	22.759468	30.325331	33.24%	0
2012	19.657896	22.759468	15.78%	0
2011	20.884584	19.657896	-5.87%	0
2010	16.653826	20.884584	25.40%	0
2009	13.184473	16.653826	26.31%	0
2008	20.127009	13.184473	-34.49%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.389769	11.521772	37.33%	0
2016	7.303960	8.389769	14.87%	0
2015	9.289461	7.303960	-21.37%	0
2014*	10.000000	9.289461	-7.11%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	19.223479	21.940453	14.13%	0
2016	18.338863	19.223479	4.82%	0
2015	20.053603	18.338863	-8.55%	0
2014	23.073410	20.053603	-13.09%	0
2013	19.185201	23.073410	20.27%	0
2012	16.592440	19.185201	15.63%	0
2011	18.984086	16.592440	-12.60%	0
2010	17.905527	18.984086	6.02%	0
2009	13.359553	17.905527	34.03%	0
2008	22.912118	13.359553	-41.69%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.097251	9.069002	-0.31%	0
2016	9.035805	9.097251	0.68%	0
2015	9.654738	9.035805	-6.41%	0
2014	9.694231	9.654738	-0.41%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.783895	11.930276	10.63%	0
2016	10.567417	10.783895	2.05%	0
2015	11.472558	10.567417	-7.89%	0
2014	11.285380	11.472558	1.66%	0
2013	10.160719	11.285380	11.07%	0
2012*	10.000000	10.160719	1.61%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.772884	9.909704	1.40%	0
2016	10.040685	9.772884	-2.67%	0
2015	10.080179	10.040685	-0.39%	0
2014	9.848043	10.080179	2.36%	0
2013*	10.000000	9.848043	-1.52%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	14.172638	17.608313	24.24%	0
2016	14.204079	14.172638	-0.22%	0
2015	13.865012	14.204079	2.45%	0
2014	13.106301	13.865012	5.79%	0
2013	9.586119	13.106301	36.72%	0
2012*	10.000000	9.586119	-4.14%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	13.126850	14.720232	12.14%	0
2016	11.860196	13.126850	10.68%	0
2015	12.669368	11.860196	-6.39%	0
2014	12.435865	12.669368	1.88%	0
2013	9.898072	12.435865	25.64%	0
2012*	10.000000	9.898072	-1.02%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.239998	15.816905	19.46%	0
2016	13.459984	13.239998	-1.63%	0
2015	13.620897	13.459984	-1.18%	0
2014	12.932599	13.620897	5.32%	0
2013	9.680111	12.932599	33.60%	0
2012*	10.000000	9.680111	-3.20%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	12.836602	14.849239	15.68%	0
2016	13.470536	12.836602	-4.71%	0
2015	15.027973	13.470536	-10.36%	0
2014	16.220172	15.027973	-7.35%	0
2013	13.253920	16.220172	22.38%	0
2012	11.372019	13.253920	16.55%	0
2011	12.530308	11.372019	-9.24%	0
2010	11.789219	12.530308	6.29%	0
2009*	10.000000	11.789219	17.89%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	12.030071	12.551977	4.34%	0
2016	10.586296	12.030071	13.64%	0
2015	11.577594	10.586296	-8.56%	0
2014	11.616749	11.577594	-0.34%	0
2013	10.749390	11.616749	8.07%	0
2012*	10.000000	10.749390	7.49%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	12.830212	15.923990	24.11%	0
2016	12.362025	12.830212	3.79%	0
2015	13.415603	12.362025	-7.85%	0
2014	12.716657	13.415603	5.50%	0
2013	10.006763	12.716657	27.08%	0
2012*	10.000000	10.006763	0.07%	0
Janus Henderson VIT Balanced Portfolio: Service Sharess - Q/NQ
2017	21.675899	25.045216	15.54%	0
2016	21.243645	21.675899	2.03%	0
2015	21.632737	21.243645	-1.80%	0
2014	20.435769	21.632737	5.86%	0
2013	17.441431	20.435769	17.17%	0
2012	15.730712	17.441431	10.88%	0
2011	15.868770	15.730712	-0.87%	0
2010	15.007039	15.868770	5.74%	0
2009	12.218661	15.007039	22.82%	0
2008	14.884072	12.218661	-17.91%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.724293	9.829829	1.09%	0
2016	9.726339	9.724293	-0.02%	0
2015*	10.000000	9.726339	-2.74%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	29.693328	37.753726	27.15%	0
2016	29.780955	29.693328	-0.29%	0
2015	27.203452	29.780955	9.47%	0
2014	25.643905	27.203452	6.08%	0
2013	20.033088	25.643905	28.01%	0
2012	16.538740	20.033088	21.13%	0
2011	18.171475	16.538740	-8.99%	0
2010	17.449390	18.171475	4.14%	0
2009	12.219126	17.449390	42.80%	0
2008	22.436096	12.219126	-45.54%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	15.974426	22.641715	41.74%	0
2016	14.345600	15.974426	11.35%	0
2015	14.017124	14.345600	2.34%	0
2014	13.107199	14.017124	6.94%	0
2013	9.898641	13.107199	32.41%	0
2012*	10.000000	9.898641	-1.01%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	22.048542	28.208133	27.94%	0
2016	24.164065	22.048542	-8.75%	0
2015	27.093428	24.164065	-10.81%	0
2014	31.517293	27.093428	-14.04%	0
2013	28.198864	31.517293	11.77%	0
2012	25.476788	28.198864	10.68%	0
2011	38.499555	25.476788	-33.83%	0
2010	31.487235	38.499555	22.27%	0
2009	17.978972	31.487235	75.13%	0
2008	38.484986	17.978972	-53.28%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.426621	10.535278	25.02%	0
2016	7.133274	8.426621	18.13%	0
2015	9.123773	7.133274	-21.82%	0
2014	9.782726	9.123773	-6.74%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.914080	10.071224	1.59%	0
2016*	10.000000	9.914080	-0.86%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	12.935593	15.983408	23.56%	729
2016	12.156168	12.935593	6.41%	762
2015	12.702220	12.156168	-4.30%	749
2014	14.040316	12.702220	-9.53%	752
2013	10.165760	14.040316	38.11%	651
2012*	10.000000	10.165760	1.66%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	27.525826	31.592684	14.77%	909
2016	24.735666	27.525826	11.28%	928
2015	25.530576	24.735666	-3.11%	946
2014	23.688108	25.530576	7.78%	946
2013	17.862377	23.688108	32.61%	965
2012	15.761758	17.862377	13.33%	0
2011	16.191113	15.761758	-2.65%	0
2010	14.885481	16.191113	8.77%	0
2009	12.429695	14.885481	19.76%	0
2008	18.897248	12.429695	-34.22%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	15.173415	18.820831	24.04%	2,019
2016	14.939858	15.173415	1.56%	1,969
2015	14.367827	14.939858	3.98%	2,038
2014	14.526499	14.367827	-1.09%	2,061
2013	11.637191	14.526499	24.83%	2,046
2012	10.264305	11.637191	13.38%	0
2011	10.684664	10.264305	-3.93%	0
2010*	10.000000	10.684664	6.85%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	10.011601	12.543730	25.29%	0
2016	9.671201	10.011601	3.52%	0
2015*	10.000000	9.671201	-3.29%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	12.015186	12.444304	3.57%	0
2016	11.604664	12.015186	3.54%	0
2015	11.965305	11.604664	-3.01%	0
2014	11.373951	11.965305	5.20%	0
2013	11.697682	11.373951	-2.77%	0
2012	10.954417	11.697682	6.79%	0
2011	10.625978	10.954417	3.09%	0
2010	10.167618	10.625978	4.51%	0
2009	9.504716	10.167618	6.97%	0
2008	10.853331	9.504716	-12.43%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	21.369007	22.903598	7.18%	0
2016	19.757797	21.369007	8.15%	0
2015	20.442589	19.757797	-3.35%	0
2014	20.315286	20.442589	0.63%	0
2013	22.765873	20.315286	-10.76%	0
2012	19.748849	22.765873	15.28%	0
2011	18.891373	19.748849	4.54%	0
2010	17.601525	18.891373	7.33%	0
2009	13.832041	17.601525	27.25%	0
2008	16.635261	13.832041	-16.85%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.193038	10.119278	10.08%	0
2016	8.175556	9.193038	12.45%	0
2015*	10.000000	8.175556	-18.24%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	15.957528	18.341767	14.94%	0
2016	14.698087	15.957528	8.57%	0
2015	16.189086	14.698087	-9.21%	0
2014	16.902209	16.189086	-4.22%	0
2013	13.100487	16.902209	29.02%	0
2012	10.924093	13.100487	19.92%	0
2011	11.272012	10.924093	-3.09%	0
2010*	10.000000	11.272012	12.72%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	23.529748	24.955468	6.06%	0
2016	20.012495	23.529748	17.58%	0
2015	21.413917	20.012495	-6.54%	0
2014	19.385574	21.413917	10.46%	0
2013	15.053604	19.385574	28.78%	0
2012	13.450060	15.053604	11.92%	0
2011	13.685425	13.450060	-1.72%	0
2010	12.366653	13.685425	10.66%	0
2009*	10.000000	12.366653	23.67%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	14.278020	16.170326	13.25%	0
2016	13.392959	14.278020	6.61%	0
2015	13.560787	13.392959	-1.24%	805
2014	13.206766	13.560787	2.68%	807
2013	10.953289	13.206766	20.57%	0
2012	9.679028	10.953289	13.17%	0
2011	9.805182	9.679028	-1.29%	0
2010	8.950048	9.805182	9.55%	0
2009	7.415149	8.950048	20.70%	0
2008	10.797061	7.415149	-31.32%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	10.661096	10.762085	0.95%	0
2016	10.618800	10.661096	0.40%	0
2015	10.882810	10.618800	-2.43%	0
2014	10.599899	10.882810	2.67%	0
2013	11.124682	10.599899	-4.72%	0
2012	10.837297	11.124682	2.65%	0
2011	10.480500	10.837297	3.40%	0
2010	10.110557	10.480500	3.66%	0
2009	9.217980	10.110557	9.68%	0
2008	10.457773	9.217980	-11.86%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	14.644726	18.759184	28.10%	920
2016	14.945249	14.644726	-2.01%	962
2015	14.342990	14.945249	4.20%	948
2014	14.401302	14.342990	-0.40%	971
2013	11.446637	14.401302	25.81%	952
2012	9.587174	11.446637	19.40%	0
2011	10.808710	9.587174	-11.30%	0
2010	9.929560	10.808710	8.85%	0
2009	7.169940	9.929560	38.49%	0
2008	11.947796	7.169940	-39.99%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	15.228524	19.034836	24.99%	2,450
2016	14.276144	15.228524	6.67%	2,616
2015	13.715751	14.276144	4.09%	2,669
2014	12.977426	13.715751	5.69%	2,756
2013	10.237758	12.977426	26.76%	2,818
2012	8.916863	10.237758	14.81%	0
2011	9.565490	8.916863	-6.78%	0
2010	8.274989	9.565490	15.60%	0
2009	6.096694	8.274989	35.73%	0
2008	11.175007	6.096694	-45.44%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	13.499339	16.098362	19.25%	0
2016	12.424579	13.499339	8.65%	0
2015	12.567526	12.424579	-1.14%	0
2014	11.657913	12.567526	7.80%	0
2013	8.964552	11.657913	30.04%	0
2012	7.830551	8.964552	14.48%	0
2011	8.189432	7.830551	-4.38%	0
2010	7.545396	8.189432	8.54%	0
2009	5.903354	7.545396	27.82%	0
2008	9.746269	5.903354	-39.43%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	24.100666	27.741550	15.11%	0
2016	20.958174	24.100666	14.99%	0
2015	22.923327	20.958174	-8.57%	0
2014	21.518216	22.923327	6.53%	0
2013	16.261624	21.518216	32.33%	0
2012	14.071359	16.261624	15.57%	0
2011	14.763659	14.071359	-4.69%	0
2010	13.075858	14.763659	12.91%	0
2009	10.423428	13.075858	25.45%	0
2008	16.977195	10.423428	-38.60%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.305215	10.778812	15.84%	0
2016	9.239107	9.305215	0.72%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	19.720750	20.591408	4.41%	0
2016	17.662678	19.720750	11.65%	0
2015	18.543558	17.662678	-4.75%	0
2014	18.489154	18.543558	0.29%	0
2013	17.656336	18.489154	4.72%	0
2012	15.760274	17.656336	12.03%	0
2011	15.521371	15.760274	1.54%	0
2010	14.025416	15.521371	10.67%	0
2009	9.822458	14.025416	42.79%	0
2008	13.947395	9.822458	-29.57%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	13.287037	16.213362	22.02%	0
2016	11.964625	13.287037	11.05%	0
2015	12.381471	11.964625	-3.37%	0
2014	11.880708	12.381471	4.21%	0
2013	8.463422	11.880708	40.38%	0
2012	7.407212	8.463422	14.26%	0
2011	8.572783	7.407212	-13.60%	0
2010	7.596686	8.572783	12.85%	0
2009	5.078051	7.596686	49.60%	0
2008*	10.000000	5.078051	-49.22%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	14.944742	17.301150	15.77%	0
2016	13.877142	14.944742	7.69%	0
2015	14.248936	13.877142	-2.61%	0
2014	13.183866	14.248936	8.08%	0
2013	9.729364	13.183866	35.51%	0
2012	8.931994	9.729364	8.93%	0
2011	9.440831	8.931994	-5.39%	0
2010	7.812308	9.440831	20.85%	0
2009	6.085201	7.812308	28.38%	0
2008*	10.000000	6.085201	-39.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	12.303293	14.415914	17.17%	0
2016	11.608388	12.303293	5.99%	0
2015	12.081451	11.608388	-3.92%	0
2014	11.821642	12.081451	2.20%	0
2013	9.335710	11.821642	26.63%	0
2012	8.218610	9.335710	13.59%	0
2011	8.975670	8.218610	-8.43%	0
2010	7.983421	8.975670	12.43%	0
2009	6.318315	7.983421	26.35%	0
2008*	10.000000	6.318315	-36.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	11.989137	13.139320	9.59%	0
2016	11.552426	11.989137	3.78%	0
2015	11.938789	11.552426	-3.24%	0
2014	11.704365	11.938789	2.00%	0
2013	10.437720	11.704365	12.14%	0
2012	9.610103	10.437720	8.61%	0
2011	9.959791	9.610103	-3.51%	0
2010	9.223900	9.959791	7.98%	0
2009	7.871204	9.223900	17.19%	0
2008*	10.000000	7.871204	-21.29%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	12.324247	13.959122	13.27%	0
2016	11.741049	12.324247	4.97%	0
2015	12.166858	11.741049	-3.50%	0
2014	11.882387	12.166858	2.39%	0
2013	10.020638	11.882387	18.58%	0
2012	9.016475	10.020638	11.14%	0
2011	9.548087	9.016475	-5.57%	0
2010	8.686563	9.548087	9.92%	677
2009	7.153399	8.686563	21.43%	680
2008*	10.000000	7.153399	-28.47%	684
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.180337	11.630355	4.03%	0
2016	10.927071	11.180337	2.32%	0
2015	11.255488	10.927071	-2.92%	0
2014	11.137086	11.255488	1.06%	0
2013	10.852280	11.137086	2.62%	0
2012	10.322914	10.852280	5.13%	0
2011	10.407724	10.322914	-0.81%	0
2010	9.964165	10.407724	4.45%	0
2009	9.014543	9.964165	10.53%	0
2008*	10.000000	9.014543	-9.85%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.398637	11.672314	12.25%	0
2016	10.072220	10.398637	3.24%	0
2015	10.760901	10.072220	-6.40%	0
2014	10.759793	10.760901	0.01%	0
2013*	10.000000	10.759793	7.60%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.404204	11.986415	15.21%	0
2016	10.015387	10.404204	3.88%	0
2015	10.765736	10.015387	-6.97%	0
2014	10.897481	10.765736	-1.21%	0
2013*	10.000000	10.897481	8.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.187416	13.585219	11.47%	8,121
2016	11.674066	12.187416	4.40%	8,121
2015	12.065292	11.674066	-3.24%	8,121
2014	11.797543	12.065292	2.27%	8,121
2013	10.239715	11.797543	15.21%	0
2012	9.317957	10.239715	9.89%	0
2011	9.754667	9.317957	-4.48%	0
2010	8.955653	9.754667	8.92%	0
2009	7.509050	8.955653	19.26%	0
2008*	10.000000	7.509050	-24.91%	2,455

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	12.265995	14.164730	15.48%	0
2016	11.656278	12.265995	5.23%	0
2015	12.100970	11.656278	-3.67%	0
2014	11.833381	12.100970	2.26%	0
2013	9.735914	11.833381	21.54%	0
2012	8.688170	9.735914	12.06%	0
2011	9.318567	8.688170	-6.76%	0
2010	8.408744	9.318567	10.82%	0
2009	6.792527	8.408744	23.79%	0
2008*	10.000000	6.792527	-32.07%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	11.805115	12.687546	7.47%	0
2016	11.386952	11.805115	3.67%	0
2015	11.768468	11.386952	-3.24%	0
2014	11.561245	11.768468	1.79%	0
2013	10.626957	11.561245	8.79%	0
2012	9.874778	10.626957	7.62%	0
2011	10.123792	9.874778	-2.46%	0
2010	9.493792	10.123792	6.64%	0
2009	8.248893	9.493792	15.09%	0
2008*	10.000000	8.248893	-17.51%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	11.554078	11.772897	1.89%	0
2016	11.250161	11.554078	2.70%	0
2015	11.605431	11.250161	-3.06%	0
2014	11.336079	11.605431	2.38%	0
2013	11.843194	11.336079	-4.28%	0
2012	11.267148	11.843194	5.11%	0
2011	10.843428	11.267148	3.91%	0
2010	10.383519	10.843428	4.43%	0
2009	9.777090	10.383519	6.20%	0
2008*	10.000000	9.777090	-2.23%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	12.366717	12.551014	1.49%	0
2016	12.235946	12.366717	1.07%	0
2015	12.576244	12.235946	-2.71%	0
2014	12.260619	12.576244	2.57%	0
2013	12.798656	12.260619	-4.20%	0
2012	12.217619	12.798656	4.76%	0
2011	11.779323	12.217619	3.72%	0
2010	11.140309	11.779323	5.74%	0
2009	9.782878	11.140309	13.88%	0
2008*	10.000000	9.782878	-2.17%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	11.729324	13.523827	15.30%	0
2016	10.766406	11.729324	8.94%	0
2015	11.367732	10.766406	-5.29%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.281344	12.560096	11.34%	0
2016	10.604477	11.281344	6.38%	0
2015	11.037483	10.604477	-3.92%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	24.059605	33.232551	38.13%	0
2016	22.887585	24.059605	5.12%	0
2015	27.938018	22.887585	-18.08%	0
2014	30.303154	27.938018	-7.80%	0
2013	30.852565	30.303154	-1.78%	0
2012	26.966459	30.852565	14.41%	0
2011	35.621849	26.966459	-24.30%	0
2010	31.422233	35.621849	13.37%	0
2009	19.700259	31.422233	59.50%	0
2008	47.883735	19.700259	-58.86%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	11.442373	11.424597	-0.16%	0
2016	11.612923	11.442373	-1.47%	0
2015	11.887106	11.612923	-2.31%	0
2014	11.623414	11.887106	2.27%	0
2013	12.387283	11.623414	-6.17%	0
2012	12.290923	12.387283	0.78%	0
2011	11.716553	12.290923	4.90%	0
2010	11.433372	11.716553	2.48%	0
2009	11.384473	11.433372	0.43%	0
2008	10.806310	11.384473	5.35%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	8.541581	8.389389	-1.78%	0
2016	8.732526	8.541581	-2.19%	0
2015	8.928965	8.732526	-2.20%	0
2014	9.129818	8.928965	-2.20%	0
2013	9.335189	9.129818	-2.20%	0
2012	9.545762	9.335189	-2.21%	0
2011	9.759894	9.545762	-2.19%	0
2010	9.979424	9.759894	-2.20%	0
2009	10.199628	9.979424	-2.16%	0
2008	10.219198	10.199628	-0.19%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	7.832740	9.735160	24.29%	0
2016	7.958021	7.832740	-1.57%	0
2015	8.407890	7.958021	-5.35%	0
2014	8.659376	8.407890	-2.90%	0
2013	7.531388	8.659376	14.98%	0
2012	6.683524	7.531388	12.69%	0
2011	7.592916	6.683524	-11.98%	0
2010	6.870228	7.592916	10.52%	0
2009	5.426594	6.870228	26.60%	0
2008*	10.000000	5.426594	-45.73%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	8.619715	10.492515	21.73%	0
2016	8.767220	8.619715	-1.68%	0
2015	9.090759	8.767220	-3.56%	0
2014	9.908397	9.090759	-8.25%	0
2013	8.372107	9.908397	18.35%	0
2012	7.241943	8.372107	15.61%	0
2011	8.496374	7.241943	-14.76%	0
2010	8.088902	8.496374	5.04%	0
2009	6.431015	8.088902	25.78%	0
2008	11.555148	6.431015	-44.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	23.133284	26.795735	15.83%	0
2016	21.606498	23.133284	7.07%	0
2015	22.315306	21.606498	-3.18%	0
2014	21.733789	22.315306	2.68%	0
2013	17.463989	21.733789	24.45%	0
2012	15.407437	17.463989	13.35%	0
2011	16.398041	15.407437	-6.04%	0
2010	14.626875	16.398041	12.11%	0
2009	11.757277	14.626875	24.41%	0
2008	19.035645	11.757277	-38.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	14.973679	16.275337	8.69%	0
2016	14.401864	14.973679	3.97%	0
2015	14.751467	14.401864	-2.37%	0
2014	14.422004	14.751467	2.28%	0
2013	13.001097	14.422004	10.93%	0
2012	12.153512	13.001097	6.97%	0
2011	12.317334	12.153512	-1.33%	0
2010	11.468700	12.317334	7.40%	0
2009*	10.000000	11.468700	14.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	17.273901	19.396906	12.29%	0
2016	16.392681	17.273901	5.38%	0
2015	16.851083	16.392681	-2.72%	0
2014	16.376602	16.851083	2.90%	0
2013	14.013091	16.376602	16.87%	0
2012	12.765295	14.013091	9.77%	0
2011	13.175134	12.765295	-3.11%	0
2010	12.024686	13.175134	9.57%	0
2009*	10.000000	12.024686	20.25%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	12.944610	13.380071	3.36%	0
2016	12.693762	12.944610	1.98%	0
2015	12.945045	12.693762	-1.94%	0
2014	12.740586	12.945045	1.60%	0
2013	12.426751	12.740586	2.53%	0
2012	12.081680	12.426751	2.86%	0
2011	12.001071	12.081680	0.67%	0
2010	11.588123	12.001071	3.56%	0
2009	10.862009	11.588123	6.68%	0
2008	11.818178	10.862009	-8.09%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.387209	11.584814	11.53%	0
2016	10.046766	10.387209	3.39%	0
2015	10.616906	10.046766	-5.37%	0
2014	10.595536	10.616906	0.20%	0
2013*	10.000000	10.595536	5.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.444286	11.948000	14.40%	0
2016	9.984545	10.444286	4.60%	0
2015	10.629578	9.984545	-6.07%	0
2014	10.683488	10.629578	-0.50%	0
2013*	10.000000	10.683488	6.83%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	18.197202	20.098750	10.45%	2,648
2016	17.365008	18.197202	4.79%	2,648
2015	17.815286	17.365008	-2.53%	2,649
2014	17.318724	17.815286	2.87%	0
2013	15.183567	17.318724	14.06%	0
2012	14.011054	15.183567	8.37%	0
2011	14.331351	14.011054	-2.23%	0
2010	13.211670	14.331351	8.47%	0
2009	11.339064	13.211670	16.51%	0
2008	15.096021	11.339064	-24.89%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	21.047488	24.019270	14.12%	3,562
2016	19.837104	21.047488	6.10%	3,562
2015	20.432495	19.837104	-2.91%	3,562
2014	19.905411	20.432495	2.65%	0
2013	16.631340	19.905411	19.69%	0
2012	14.949262	16.631340	11.25%	0
2011	15.616983	14.949262	-4.28%	0
2010	14.151761	15.616983	10.35%	0
2009	11.632622	14.151761	21.66%	0
2008	17.336966	11.632622	-32.90%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	15.615578	16.679858	6.82%	0
2016	15.104456	15.615578	3.38%	0
2015	15.448958	15.104456	-2.23%	0
2014	15.081694	15.448958	2.44%	0
2013	13.956215	15.081694	8.06%	0
2012	13.208920	13.956215	5.66%	0
2011	13.232452	13.208920	-0.18%	0
2010	12.468141	13.232452	6.13%	0
2009	11.128173	12.468141	12.04%	0
2008	13.393572	11.128173	-16.91%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	22.075842	27.436272	24.28%	0
2016	21.844833	22.075842	1.06%	0
2015	21.308616	21.844833	2.52%	0
2014	20.069524	21.308616	6.17%	0
2013	15.057173	20.069524	33.29%	0
2012	13.001498	15.057173	15.81%	0
2011	13.633525	13.001498	-4.64%	0
2010	12.845949	13.633525	6.13%	0
2009*	10.000000	12.845949	28.46%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.050684	11.555730	14.97%	0
2016	9.466939	10.050684	6.17%	0
2015	9.902433	9.466939	-4.40%	0
2014*	10.000000	9.902433	-0.98%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.644267	12.669608	19.03%	0
2016	9.889606	10.644267	7.63%	0
2015	10.097809	9.889606	-2.06%	0
2014*	10.000000	10.097809	0.98%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	35.038227	39.677188	13.24%	0
2016	29.781555	35.038227	17.65%	0
2015	31.243306	29.781555	-4.68%	0
2014	29.195791	31.243306	7.01%	0
2013	22.437147	29.195791	30.12%	0
2012	19.530446	22.437147	14.88%	0
2011	20.490280	19.530446	-4.68%	0
2010	16.600993	20.490280	23.43%	0
2009	12.412237	16.600993	33.75%	0
2008	19.975938	12.412237	-37.86%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	14.178489	14.745438	4.00%	2,818
2016	13.342799	14.178489	6.26%	2,535
2015	14.049031	13.342799	-5.03%	2,480
2014	13.828018	14.049031	1.60%	2,391
2013	14.299888	13.828018	-3.30%	2,480
2012	13.026591	14.299888	9.77%	0
2011	12.618769	13.026591	3.23%	0
2010	11.667273	12.618769	8.16%	0
2009	9.591260	11.667273	21.64%	0
2008	11.857361	9.591260	-19.11%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	9.452097	11.605574	22.78%	0
2016	9.909075	9.452097	-4.61%	0
2015	10.198779	9.909075	-2.84%	0
2014	10.571160	10.198779	-3.52%	0
2013	8.927250	10.571160	18.41%	0
2012	7.902091	8.927250	12.97%	0
2011	8.939901	7.902091	-11.61%	0
2010	8.031975	8.939901	11.30%	0
2009	6.033930	8.031975	33.11%	0
2008*	10.000000	6.033930	-39.66%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	13.495354	16.173849	19.85%	0
2016	13.143383	13.495354	2.68%	0
2015	14.198122	13.143383	-7.43%	0
2014	16.073054	14.198122	-11.67%	0
2013	13.576639	16.073054	18.39%	0
2012	11.860709	13.576639	14.47%	0
2011	14.508626	11.860709	-18.25%	0
2010	14.008958	14.508626	3.57%	0
2009	11.060389	14.008958	26.66%	0
2008	21.131545	11.060389	-47.66%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	13.698808	17.401723	27.03%	0
2016	13.732808	13.698808	-0.25%	0
2015	13.615611	13.732808	0.86%	0
2014	12.639216	13.615611	7.73%	0
2013	9.614618	12.639216	31.46%	0
2012	8.465103	9.614618	13.58%	0
2011	8.944253	8.465103	-5.36%	0
2010	7.927715	8.944253	12.82%	0
2009	6.266640	7.927715	26.51%	0
2008*	10.000000	6.266640	-37.33%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	13.853496	15.495600	11.85%	0
2016	12.205760	13.853496	13.50%	0
2015	12.924536	12.205760	-5.56%	0
2014	11.987376	12.924536	7.82%	0
2013	9.077336	11.987376	32.06%	0
2012	7.893419	9.077336	15.00%	0
2011	8.594269	7.893419	-8.15%	0
2010	7.794044	8.594269	10.27%	0
2009	6.254822	7.794044	24.61%	0
2008*	10.000000	6.254822	-37.45%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	13.791009	17.200963	24.73%	0
2016	13.295271	13.791009	3.73%	0
2015	13.641543	13.295271	-2.54%	0
2014	13.448209	13.641543	1.44%	0
2013	9.920609	13.448209	35.56%	0
2012	8.848477	9.920609	12.12%	0
2011	9.468588	8.848477	-6.55%	0
2010	7.655179	9.468588	23.69%	0
2009	6.177518	7.655179	23.92%	0
2008*	10.000000	6.177518	-38.22%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	17.924226	19.957170	11.34%	0
2016	15.584364	17.924226	15.01%	0
2015	16.408460	15.584364	-5.02%	0
2014	14.337307	16.408460	14.45%	0
2013	10.804765	14.337307	32.69%	0
2012	9.496154	10.804765	13.78%	0
2011	9.940108	9.496154	-4.47%	0
2010	8.495635	9.940108	17.00%	0
2009	6.658061	8.495635	27.60%	0
2008*	10.000000	6.658061	-33.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	21.530813	26.248820	21.91%	0
2016	20.372175	21.530813	5.69%	0
2015	20.720754	20.372175	-1.68%	0
2014	20.662449	20.720754	0.28%	0
2013	14.676513	20.662449	40.79%	0
2012	13.269999	14.676513	10.60%	0
2011	13.685788	13.269999	-3.04%	0
2010	11.185330	13.685788	22.35%	0
2009	8.992275	11.185330	24.39%	0
2008	17.198738	8.992275	-47.72%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	35.092208	37.326683	6.37%	0
2016	28.563064	35.092208	22.86%	0
2015	31.165846	28.563064	-8.35%	0
2014	29.847658	31.165846	4.42%	0
2013	21.795270	29.847658	36.95%	0
2012	18.525111	21.795270	17.65%	0
2011	20.033551	18.525111	-7.53%	0
2010	16.195979	20.033551	23.69%	0
2009	13.157737	16.195979	23.09%	0
2008	19.873522	13.157737	-33.79%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	31.588308	34.973333	10.72%	0
2016	26.355306	31.588308	19.86%	0
2015	27.468815	26.355306	-4.05%	0
2014	27.931512	27.468815	-1.66%	0
2013	20.319595	27.931512	37.46%	0
2012	18.032036	20.319595	12.69%	0
2011	19.572741	18.032036	-7.87%	0
2010	16.012704	19.572741	22.23%	0
2009	12.179554	16.012704	31.47%	0
2008	20.202825	12.179554	-39.71%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	21.775801	25.610049	17.61%	0
2016	20.029362	21.775801	8.72%	0
2015	20.345283	20.029362	-1.55%	0
2014	18.604547	20.345283	9.36%	0
2013	14.544570	18.604547	27.91%	0
2012	13.063558	14.544570	11.34%	0
2011	13.306493	13.063558	-1.83%	0
2010	12.016606	13.306493	10.73%	0
2009	9.785982	12.016606	22.79%	0
2008	17.137937	9.785982	-42.90%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	12.895310	13.387266	3.81%	0
2016	12.301583	12.895310	4.83%	0
2015	13.333044	12.301583	-7.74%	0
2014	10.600397	13.333044	25.78%	0
2013	10.553881	10.600397	0.44%	0
2012	9.336965	10.553881	13.03%	0
2011	8.994404	9.336965	3.81%	0
2010	7.083961	8.994404	26.97%	0
2009	5.549924	7.083961	27.64%	0
2008*	10.000000	5.549924	-44.50%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	13.830972	16.398798	18.57%	0
2016	12.694507	13.830972	8.95%	0
2015	12.858823	12.694507	-1.28%	0
2014	11.627490	12.858823	10.59%	0
2013*	10.000000	11.627490	16.27%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.693589	9.630625	-0.65%	0
2016	9.670095	9.693589	0.24%	0
2015	9.921478	9.670095	-2.53%	0
2014	10.094804	9.921478	-1.72%	0
2013	10.311022	10.094804	-2.10%	0
2012	10.184712	10.311022	1.24%	0
2011	10.279747	10.184712	-0.92%	0
2010	10.262637	10.279747	0.17%	0
2009	9.796941	10.262637	4.75%	0
2008*	10.000000	9.796941	-2.03%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	14.048382	15.688724	11.68%	0
2016	11.883315	14.048382	18.22%	0
2015	12.774308	11.883315	-6.97%	0
2014	12.493067	12.774308	2.25%	0
2013*	10.000000	12.493067	24.93%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	13.118240	15.745391	20.03%	0
2016	13.264625	13.118240	-1.10%	0
2015	14.113984	13.264625	-6.02%	0
2014	15.711594	14.113984	-10.17%	0
2013	13.376906	15.711594	17.45%	0
2012	11.440266	13.376906	16.93%	0
2011	13.357126	11.440266	-14.35%	0
2010	12.842401	13.357126	4.01%	0
2009*	10.000000	12.842401	28.42%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	27.596634	33.621234	21.83%	0
2016	27.088378	27.596634	1.88%	0
2015	27.424968	27.088378	-1.23%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	9.298302	9.175341	-1.32%	0
2016	9.392379	9.298302	-1.00%	0
2015	9.586051	9.392379	-2.02%	0
2014	9.742269	9.586051	-1.60%	0
2013	9.900358	9.742269	-1.60%	0
2012	9.677955	9.900358	2.30%	0
2011	9.866572	9.677955	-1.91%	0
2010	9.582086	9.866572	2.97%	0
2009	8.645410	9.582086	10.83%	0
2008	10.211189	8.645410	-15.33%	0
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	23.624367	27.364573	15.83%	0
2016	21.986013	23.624367	7.45%	0
2015	22.585310	21.986013	-2.65%	0
2014	20.921308	22.585310	7.95%	0
2013	15.545891	20.921308	34.58%	0
2012	14.323745	15.545891	8.53%	0
2011	15.110806	14.323745	-5.21%	0
2010	12.576121	15.110806	20.15%	0
2009	9.784205	12.576121	28.53%	0
2008	16.521247	9.784205	-40.78%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	27.159120	36.211469	33.33%	0
2016	27.812084	27.159120	-2.35%	0
2015	27.430424	27.812084	1.39%	0
2014	27.482467	27.430424	-0.19%	0
2013	22.127834	27.482467	24.20%	0
2012	18.707350	22.127834	18.28%	0
2011	20.910565	18.707350	-10.54%	0
2010	18.478792	20.910565	13.16%	0
2009	13.558584	18.478792	36.29%	0
2008	23.235151	13.558584	-41.65%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	9.811315	10.175332	3.71%	0
2016	9.439986	9.811315	3.93%	0
2015	9.899039	9.439986	-4.64%	0
2014	9.875667	9.899039	0.24%	0
2013	10.135027	9.875667	-2.56%	0
2012*	10.000000	10.135027	1.35%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.614919	10.654240	23.67%	0
2016	9.054037	8.614919	-4.85%	0
2015	8.978848	9.054037	0.84%	0
2014*	10.000000	8.978848	-10.21%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	23.710936	27.048855	14.08%	0
2016	21.781778	23.710936	8.86%	0
2015	21.600670	21.781778	0.84%	0
2014	20.005831	21.600670	7.97%	0
2013	15.562853	20.005831	28.55%	0
2012	13.647025	15.562853	14.04%	0
2011	13.997406	13.647025	-2.50%	0
2010	12.356512	13.997406	13.28%	0
2009	9.871159	12.356512	25.18%	0
2008	16.446107	9.871159	-39.98%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	34.607526	38.556841	11.41%	0
2016	30.069747	34.607526	15.09%	0
2015	32.741484	30.069747	-8.16%	0
2014	29.983512	32.741484	9.20%	0
2013	21.801155	29.983512	37.53%	0
2012	18.945064	21.801155	15.08%	0
2011	19.843257	18.945064	-4.53%	0
2010	16.487767	19.843257	20.35%	0
2009	12.316200	16.487767	33.87%	0
2008	20.313975	12.316200	-39.37%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	9.961806	11.046796	10.89%	0
2016	9.021064	9.961806	10.43%	0
2015	10.157318	9.021064	-11.19%	0
2014	10.338797	10.157318	-1.76%	0
2013	10.559837	10.338797	-2.09%	0
2012*	10.000000	10.559837	5.60%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	9.541197	10.244531	7.37%	0
2016	8.616697	9.541197	10.73%	0
2015	9.023964	8.616697	-4.51%	0
2014	9.099154	9.023964	-0.83%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.328862	11.186687	8.31%	0
2016	10.262603	10.328862	0.65%	0
2015	11.304614	10.262603	-9.22%	0
2014	11.524223	11.304614	-1.91%	0
2013	12.611677	11.524223	-8.62%	0
2012	12.254916	12.611677	2.91%	0
2011	11.557154	12.254916	6.04%	0
2010	10.804504	11.557154	6.97%	0
2009*	10.000000	10.804504	8.05%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	10.678860	10.575347	-0.97%	1,300
2016	10.777766	10.678860	-0.92%	1,142
2015	10.997248	10.777766	-2.00%	1,030
2014	11.161119	10.997248	-1.47%	1,023
2013	11.438755	11.161119	-2.43%	1,024
2012	11.060744	11.438755	3.42%	0
2011	11.196028	11.060744	-1.21%	0
2010	10.883488	11.196028	2.87%	0
2009*	10.000000	10.883488	8.83%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.052970	10.059054	0.06%	0
2016*	10.000000	10.052970	0.53%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.230704	10.488242	2.52%	0
2016	10.196770	10.230704	0.33%	0
2015	10.391266	10.196770	-1.87%	0
2014	10.199928	10.391266	1.88%	0
2013	10.647977	10.199928	-4.21%	0
2012	9.943457	10.647977	7.09%	0
2011*	10.000000	9.943457	-0.57%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.196064	11.96%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.298166	13.185066	28.03%	0
2016*	10.000000	10.298166	2.98%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	15.467894	19.149942	23.80%	0
2016	16.212670	15.467894	-4.59%	0
2015	16.554223	16.212670	-2.06%	0
2014	18.157353	16.554223	-8.83%	0
2013	14.496334	18.157353	25.25%	0
2012	12.158470	14.496334	19.23%	0
2011	14.966098	12.158470	-18.76%	0
2010	13.908037	14.966098	7.61%	0
2009	11.410208	13.908037	21.89%	0
2008	20.816623	11.410208	-45.19%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	26.305472	32.754156	24.51%	0
2016	30.123660	26.305472	-12.68%	0
2015	27.386120	30.123660	10.00%	0
2014	21.338927	27.386120	28.34%	0
2013	14.496145	21.338927	47.20%	0
2012	11.315229	14.496145	28.11%	0
2011	10.480715	11.315229	7.96%	0
2010*	10.000000	10.480715	4.81%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.422236	7.116309	-4.12%	0
2016	5.291504	7.422236	40.27%	0
2015	8.151993	5.291504	-35.09%	0
2014	10.335155	8.151993	-21.12%	0
2013	9.581217	10.335155	7.87%	0
2012*	10.000000	9.581217	-4.19%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.570903	7.279077	-3.85%	0
2016	5.386327	7.570903	40.56%	0
2015	8.275725	5.386327	-34.91%	0
2014	10.460493	8.275725	-20.89%	0
2013	9.676483	10.460493	8.10%	0
2012*	10.000000	9.676483	-3.24%	0
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2017	18.500879	24.355543	31.65%	0
2016	18.818336	18.500879	-1.69%	0
2015	18.986480	18.818336	-0.89%	0
2014	18.691302	18.986480	1.58%	0
2013	13.662654	18.691302	36.81%	0
2012	11.604451	13.662654	17.74%	0
2011	12.561035	11.604451	-7.62%	0
2010*	10.000000	12.561035	25.61%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	21.781555	26.812636	23.10%	422
2016	20.668980	21.781555	5.38%	445
2015	21.761296	20.668980	-5.02%	442
2014	22.676759	21.761296	-4.04%	468
2014	22.676759	21.761296	-4.04%	0
2013	15.433916	22.676759	46.93%	403
2012	14.630387	15.433916	5.49%	0
2011	15.679640	14.630387	-6.69%	0
2010	12.646269	15.679640	23.99%	0
2009	8.471187	12.646269	49.29%	0
2008	14.787782	8.471187	-42.71%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	10.962067	12.251043	11.76%	0
2016	10.848509	10.962067	1.05%	0
2015	11.244424	10.848509	-3.52%	0
2014	11.038857	11.244424	1.86%	0
2013	10.088976	11.038857	9.42%	0
2012*	10.000000	10.088976	0.89%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	23.926772	27.740009	15.94%	0
2016	22.036432	23.926772	8.58%	0
2015	22.226564	22.036432	-0.86%	0
2014	20.805279	22.226564	6.83%	0
2013	15.813563	20.805279	31.57%	0
2012	13.798846	15.813563	14.60%	0
2011	13.307951	13.798846	3.69%	0
2010	12.069326	13.307951	10.26%	0
2009	10.259472	12.069326	17.64%	0
2008	17.698426	10.259472	-42.03%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	35.642546	39.320287	10.32%	0
2016	29.216938	35.642546	21.99%	0
2015	31.694266	29.216938	-7.82%	0
2014	29.761369	31.694266	6.49%	0
2013	22.120795	29.761369	34.54%	0
2012	19.102982	22.120795	15.80%	0
2011	21.385861	19.102982	-10.67%	0
2010	17.282343	21.385861	23.74%	0
2009	12.393425	17.282343	39.45%	0
2008	19.733575	12.393425	-37.20%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	12.089660	12.252314	1.35%	0
2016	11.847379	12.089660	2.05%	0
2015	12.426837	11.847379	-4.66%	0
2014	12.306787	12.426837	0.98%	0
2013	13.756602	12.306787	-10.54%	0
2012	13.106022	13.756602	4.96%	0
2011	11.997664	13.106022	9.24%	0
2010	11.676054	11.997664	2.75%	0
2009	10.837755	11.676054	7.73%	0
2008	11.266200	10.837755	-3.80%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2017	22.717225	26.715249	17.60%	0
2016	20.528868	22.717225	10.66%	0
2015	22.329856	20.528868	-8.07%	0
2014	20.336041	22.329856	9.80%	0
2013	15.355287	20.336041	32.44%	0
2012	13.725232	15.355287	11.88%	0
2011	13.650510	13.725232	0.55%	0
2010	12.264529	13.650510	11.30%	0
2009	10.653374	12.264529	15.12%	0
2008	16.698145	10.653374	-36.20%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2017	24.925166	27.160180	8.97%	0
2016	20.777100	24.925166	19.96%	0
2015	21.596512	20.777100	-3.79%	0
2014	19.007056	21.596512	13.62%	0
2013	14.968686	19.007056	26.98%	0
2012	13.175924	14.968686	13.61%	0
2011	13.593186	13.175924	-3.07%	0
2010	11.687865	13.593186	16.30%	0
2009	9.211612	11.687865	26.88%	0
2008	12.483546	9.211612	-26.21%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.010215	12.538133	13.88%	0
2016	9.704438	11.010215	13.46%	0
2015*	10.000000	9.704438	-2.96%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	14.258604	15.849484	11.16%	0
2016	14.051223	14.258604	1.48%	0
2015	14.520049	14.051223	-3.23%	0
2014	14.572708	14.520049	-0.36%	0
2013	13.029722	14.572708	11.84%	0
2012	12.122153	13.029722	7.49%	0
2011	12.869051	12.122153	-5.80%	0
2010	11.994330	12.869051	7.29%	0
2009*	10.000000	11.994330	19.94%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.103300	10.575703	4.68%	0
2016	9.160897	10.103300	10.29%	0
2015*	10.000000	9.160897	-8.39%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.747871	9.834655	0.89%	0
2016	9.732303	9.747871	0.16%	0
2015*	10.000000	9.732303	-2.68%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.142078	1.42%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	14.704302	16.064554	9.25%	0
2016	11.474725	14.704302	28.15%	0
2015	12.549926	11.474725	-8.57%	0
2014	12.155852	12.549926	3.24%	0
2013*	10.000000	12.155852	21.56%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.610654	13.057312	12.46%	0
2016	10.309826	11.610654	12.62%	0
2015	10.819404	10.309826	-4.71%	0
2014*	10.000000	10.819404	8.19%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	36.714343	40.342279	9.88%	0
2016	29.871721	36.714343	22.91%	0
2015	31.288254	29.871721	-4.53%	0
2014	30.449022	31.288254	2.76%	0
2013	22.136555	30.449022	37.55%	20
2012	19.567037	22.136555	13.13%	22
2011	19.904520	19.567037	-1.70%	25
2010	16.182730	19.904520	23.00%	25
2009	13.241435	16.182730	22.21%	0
2008	19.608616	13.241435	-32.47%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	24.350731	28.854046	18.49%	0
2016	22.352272	24.350731	8.94%	0
2015	22.669915	22.352272	-1.40%	0
2014	20.504713	22.669915	10.56%	0
2013	15.926800	20.504713	28.74%	0
2012	14.110692	15.926800	12.87%	0
2011	14.204638	14.110692	-0.66%	0
2010	12.687047	14.204638	11.96%	0
2009	10.297195	12.687047	23.21%	0
2008	16.807245	10.297195	-38.73%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2017	20.474093	25.420801	24.16%	0
2016	19.458598	20.474093	5.22%	0
2015	20.461823	19.458598	-4.90%	0
2014	19.413353	20.461823	5.40%	0
2013	16.436907	19.413353	18.11%	0
2012	15.268266	16.436907	7.65%	0
2011	14.363631	15.268266	6.30%	0
2010	12.772412	14.363631	12.46%	0
2009	10.690091	12.772412	19.48%	0
2008	15.561767	10.690091	-31.31%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2017	19.823238	24.101328	21.58%	0
2016	17.363077	19.823238	14.17%	0
2015	18.222401	17.363077	-4.72%	0
2014	18.398773	18.222401	-0.96%	0
2013	12.698723	18.398773	44.89%	0
2012	10.804851	12.698723	17.53%	0
2011	12.861325	10.804851	-15.99%	0
2010	10.057645	12.861325	27.88%	0
2009	8.181366	10.057645	22.93%	0
2008	13.450610	8.181366	-39.17%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.139849	10.253552	1.12%	0
2016	9.520869	10.139849	6.50%	0
2015	9.837634	9.520869	-3.22%	0
2014	10.006804	9.837634	-1.69%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	12.687485	13.726013	8.19%	0
2016	13.587536	12.687485	-6.62%	0
2015	14.856271	13.587536	-8.54%	0
2014	15.403230	14.856271	-3.55%	0
2013	13.570884	15.403230	13.50%	0
2012	12.618748	13.570884	7.55%	0
2011	13.661197	12.618748	-7.63%	0
2010	12.366767	13.661197	10.47%	0
2009	11.169701	12.366767	10.72%	0
2008	16.247344	11.169701	-31.25%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	12.457780	12.634852	1.42%	0
2016	12.309011	12.457780	1.21%	0
2015	12.647922	12.309011	-2.68%	0
2014	12.499943	12.647922	1.18%	0
2013	12.692419	12.499943	-1.52%	0
2012	11.864524	12.692419	6.98%	0
2011	11.900010	11.864524	-0.30%	0
2010	11.242732	11.900010	5.85%	0
2009	9.572078	11.242732	17.45%	0
2008	10.592451	9.572078	-9.63%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2017	14.087919	15.534251	10.27%	0
2016	13.695016	14.087919	2.87%	0
2015	14.084973	13.695016	-2.77%	0
2014	13.826916	14.084973	1.87%	0
2013	12.496093	13.826916	10.65%	0
2012	11.457282	12.496093	9.07%	0
2011	11.770734	11.457282	-2.66%	0
2010	10.699212	11.770734	10.01%	0
2009	8.830182	10.699212	21.17%	0
2008	12.071974	8.830182	-26.85%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2017	14.696885	16.703383	13.65%	0
2016	14.209675	14.696885	3.43%	0
2015	14.603822	14.209675	-2.70%	0
2014	14.283608	14.603822	2.24%	0
2013	12.636579	14.283608	13.03%	0
2012	11.433657	12.636579	10.52%	0
2011	11.843328	11.433657	-3.46%	0
2010	10.597275	11.843328	11.76%	0
2009	8.433561	10.597275	25.66%	0
2008	12.839348	8.433561	-34.31%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2017	15.408471	18.179977	17.99%	0
2016	14.817686	15.408471	3.99%	0
2015	15.239512	14.817686	-2.77%	0
2014	14.884300	15.239512	2.39%	0
2013	12.541764	14.884300	18.68%	0
2012	11.139882	12.541764	12.58%	0
2011	11.727594	11.139882	-5.01%	0
2010	10.352302	11.727594	13.28%	0
2009	8.073400	10.352302	28.23%	0
2008	13.358960	8.073400	-39.57%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.368772	11.769761	13.51%	0
2016*	10.000000	10.368772	3.69%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	16.054360	15.258575	-4.96%	0
2016	12.301249	16.054360	30.51%	0
2015	15.879962	12.301249	-22.54%	0
2014	18.623387	15.879962	-14.73%	0
2013	15.346435	18.623387	21.35%	0
2012	14.990822	15.346435	2.37%	0
2011	16.176362	14.990822	-7.33%	0
2010	13.887891	16.176362	16.48%	0
2009	9.627506	13.887891	44.25%	0
2008	21.602731	9.627506	-55.43%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	22.710052	25.009014	10.12%	0
2016	19.736154	22.710052	15.07%	0
2015	21.084141	19.736154	-6.39%	0
2014	19.883423	21.084141	6.04%	0
2013	15.912756	19.883423	24.95%	0
2012	13.907849	15.912756	14.42%	0
2011	14.134775	13.907849	-1.61%	0
2010	12.582852	14.134775	12.33%	0
2009	9.910802	12.582852	26.96%	0
2008	17.730262	9.910802	-44.10%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.190418	12.756612	14.00%	0
2016*	10.000000	11.190418	11.90%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	23.298188	30.705462	31.79%	0
2016	23.702647	23.298188	-1.71%	0
2015	22.682172	23.702647	4.50%	0
2014	20.902287	22.682172	8.52%	0
2013	15.722839	20.902287	32.94%	0
2012	14.060446	15.722839	11.82%	0
2011	14.388086	14.060446	-2.28%	0
2010	11.883344	14.388086	21.08%	0
2009	9.500149	11.883344	25.09%	0
2008	18.445836	9.500149	-48.50%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	12.721701	12.932702	1.66%	0
2016	12.455947	12.721701	2.13%	0
2015	12.851874	12.455947	-3.08%	0
2014	12.448350	12.851874	3.24%	0
2013	13.003797	12.448350	-4.27%	222
2012	12.597898	13.003797	3.22%	186
2011	12.039999	12.597898	4.63%	161
2010	11.452646	12.039999	5.13%	177
2009	10.146594	11.452646	12.87%	1,383
2008	10.752353	10.146594	-5.63%	1,164
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	35.520446	41.854894	17.83%	0
2016	32.464898	35.520446	9.41%	0
2015	33.762181	32.464898	-3.84%	0
2014	32.574588	33.762181	3.65%	0
2013	24.526407	32.574588	32.81%	0
2012	21.902676	24.526407	11.98%	0
2011	25.133719	21.902676	-12.86%	0
2010	19.997935	25.133719	25.68%	0
2009	14.638868	19.997935	36.61%	0
2008	24.798281	14.638868	-40.97%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	18.815558	23.909411	27.07%	0
2016	20.317893	18.815558	-7.39%	0
2015	20.122326	20.317893	0.97%	0
2014	22.448131	20.122326	-10.36%	0
2013	17.642393	22.448131	27.24%	0
2012	14.993853	17.642393	17.66%	0
2011	18.556274	14.993853	-19.20%	0
2010	16.824522	18.556274	10.29%	0
2009	13.636359	16.824522	23.38%	0
2008	24.894580	13.636359	-45.22%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017	11.726459	11.895725	1.44%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	28.756491	33.476657	16.41%	0
2016	26.920523	28.756491	6.82%	0
2015	28.447895	26.920523	-5.37%	0
2014	27.323170	28.447895	4.12%	0
2013	21.470929	27.323170	27.26%	0
2012	17.287432	21.470929	24.20%	0
2011	19.441794	17.287432	-11.08%	0
2010	15.742579	19.441794	23.50%	0
2009	10.247984	15.742579	53.62%	0
2008	21.522738	10.247984	-52.39%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	12.041912	13.181871	9.47%	0
2016	10.883761	12.041912	10.64%	0
2015	11.871983	10.883761	-8.32%	0
2014	11.808948	11.871983	0.53%	0
2013	9.760501	11.808948	20.99%	0
2012	8.658146	9.760501	12.73%	0
2011	8.995750	8.658146	-3.75%	0
2010	8.346794	8.995750	7.77%	0
2009	6.555682	8.346794	27.32%	0
2008*	10.000000	6.555682	-34.44%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	14.296369	15.327523	7.21%	0
2016	12.825833	14.296369	11.47%	0
2015	14.116993	12.825833	-9.15%	0
2014	13.804741	14.116993	2.26%	0
2013	12.394472	13.804741	11.38%	0
2012	11.256241	12.394472	10.11%	0
2011	11.246606	11.256241	0.09%	0
2010	10.211260	11.246606	10.14%	0
2009	7.703927	10.211260	32.55%	0
2008	11.204194	7.703927	-31.24%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2017	24.603308	28.996140	17.85%	0
2016	21.688609	24.603308	13.44%	0
2015	23.027922	21.688609	-5.82%	0
2014	21.667871	23.027922	6.28%	0
2013	17.091933	21.667871	26.77%	0
2012	15.618081	17.091933	9.44%	0
2011	15.072574	15.618081	3.62%	0
2010	12.780751	15.072574	17.93%	0
2009	11.142412	12.780751	14.70%	0
2008	15.636875	11.142412	-28.74%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	34.157112	36.947500	8.17%	0
2016	26.838841	34.157112	27.27%	0
2015	29.646787	26.838841	-9.47%	0
2014	30.157166	29.646787	-1.69%	0
2013	22.644824	30.157166	33.17%	30
2012	19.568913	22.644824	15.72%	35
2011	20.800674	19.568913	-5.92%	39
2010	16.595382	20.800674	25.34%	36
2009	13.144924	16.595382	26.25%	458
2008	20.076917	13.144924	-34.53%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.378328	11.500194	37.26%	0
2016	7.297715	8.378328	14.81%	0
2015	9.286274	7.297715	-21.41%	0
2014*	10.000000	9.286274	-7.14%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	19.087560	21.774212	14.08%	0
2016	18.218494	19.087560	4.77%	0
2015	19.932174	18.218494	-8.60%	0
2014	22.945436	19.932174	-13.13%	0
2013	19.088550	22.945436	20.21%	0
2012	16.517332	19.088550	15.57%	0
2011	18.907814	16.517332	-12.64%	0
2010	17.842693	18.907814	5.97%	0
2009	13.319472	17.842693	33.96%	0
2008	22.855091	13.319472	-41.72%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.080213	9.047405	-0.36%	0
2016	9.023484	9.080213	0.63%	0
2015	9.646505	9.023484	-6.46%	0
2014	9.690920	9.646505	-0.46%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.758200	11.895777	10.57%	0
2016	10.547624	10.758200	2.00%	0
2015	11.456943	10.547624	-7.94%	0
2014	11.275769	11.456943	1.61%	0
2013	10.157251	11.275769	11.01%	0
2012*	10.000000	10.157251	1.57%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.754570	9.886095	1.35%	0
2016	10.026981	9.754570	-2.72%	0
2015	10.071568	10.026981	-0.44%	0
2014	9.844677	10.071568	2.30%	0
2013*	10.000000	9.844677	-1.55%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	14.138799	17.557322	24.18%	0
2016	14.177390	14.138799	-0.27%	0
2015	13.846039	14.177390	2.39%	0
2014	13.095060	13.846039	5.73%	0
2013	9.582796	13.095060	36.65%	0
2012*	10.000000	9.582796	-4.17%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	13.095592	14.677691	12.08%	0
2016	11.837985	13.095592	10.62%	0
2015	12.652106	11.837985	-6.43%	0
2014	12.425270	12.652106	1.83%	0
2013	9.894703	12.425270	25.57%	0
2012*	10.000000	9.894703	-1.05%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.208381	15.771089	19.40%	0
2016	13.434699	13.208381	-1.68%	0
2015	13.602270	13.434699	-1.23%	0
2014	12.921521	13.602270	5.27%	0
2013	9.676761	12.921521	33.53%	0
2012*	10.000000	9.676761	-3.23%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	12.786396	14.783618	15.62%	0
2016	13.424690	12.786396	-4.75%	0
2015	14.984494	13.424690	-10.41%	0
2014	16.181516	14.984494	-7.40%	0
2013	13.229084	16.181516	22.32%	0
2012	11.356526	13.229084	16.49%	0
2011	12.519639	11.356526	-9.29%	0
2010	11.785197	12.519639	6.23%	0
2009*	10.000000	11.785197	17.85%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	12.001432	12.515705	4.29%	0
2016	10.566473	12.001432	13.58%	0
2015	11.561823	10.566473	-8.61%	0
2014	11.606867	11.561823	-0.39%	0
2013	10.745732	11.606867	8.01%	0
2012*	10.000000	10.745732	7.46%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	12.799632	15.877932	24.05%	0
2016	12.338849	12.799632	3.73%	0
2015	13.397299	12.338849	-7.90%	0
2014	12.705810	13.397299	5.44%	0
2013	10.003346	12.705810	27.02%	0
2012*	10.000000	10.003346	0.03%	0
Janus Henderson VIT Balanced Portfolio: Service Sharess - Q/NQ
2017	21.522611	24.855429	15.49%	0
2016	21.104174	21.522611	1.98%	0
2015	21.501705	21.104174	-1.85%	0
2014	20.322371	21.501705	5.80%	0
2013	17.353532	20.322371	17.11%	0
2012	15.659449	17.353532	10.82%	0
2011	15.804957	15.659449	-0.92%	0
2010	14.954337	15.804957	5.69%	0
2009	12.181978	14.954337	22.76%	0
2008	14.846990	12.181978	-17.95%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.716010	9.816452	1.03%	0
2016	9.723014	9.716010	-0.07%	0
2015*	10.000000	9.723014	-2.77%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	29.483311	37.467609	27.08%	0
2016	29.585397	29.483311	-0.35%	0
2015	27.038648	29.585397	9.42%	0
2014	25.501584	27.038648	6.03%	0
2013	19.932075	25.501584	27.94%	0
2012	16.463786	19.932075	21.07%	0
2011	18.098364	16.463786	-9.03%	0
2010	17.388066	18.098364	4.08%	0
2009	12.182412	17.388066	42.73%	0
2008	22.380155	12.182412	-45.57%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	15.936271	22.576146	41.67%	0
2016	14.318638	15.936271	11.30%	0
2015	13.997930	14.318638	2.29%	0
2014	13.095940	13.997930	6.89%	0
2013	9.895201	13.095940	32.35%	0
2012*	10.000000	9.895201	-1.05%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	21.892649	27.994418	27.87%	0
2016	24.005455	21.892649	-8.80%	0
2015	26.929375	24.005455	-10.86%	0
2014	31.342505	26.929375	-14.08%	0
2013	28.056820	31.342505	11.71%	0
2012	25.361453	28.056820	10.63%	0
2011	38.344878	25.361453	-33.86%	0
2010	31.376752	38.344878	22.21%	0
2009	17.925046	31.376752	75.04%	0
2008	38.389251	17.925046	-53.31%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.410840	10.510188	24.96%	0
2016	7.123546	8.410840	18.07%	0
2015	9.115994	7.123546	-21.86%	0
2014	9.779381	9.115994	-6.78%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.910741	10.062699	1.53%	0
2016*	10.000000	9.910741	-0.89%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	12.904776	15.937209	23.50%	0
2016	12.133394	12.904776	6.36%	0
2015	12.684918	12.133394	-4.35%	0
2014	14.028356	12.684918	-9.58%	0
2013	10.162292	14.028356	38.04%	0
2012*	10.000000	10.162292	1.62%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	27.331246	31.353373	14.72%	0
2016	24.573342	27.331246	11.22%	0
2015	25.376008	24.573342	-3.16%	0
2014	23.556736	25.376008	7.72%	0
2013	17.772394	23.556736	32.55%	103
2012	15.690399	17.772394	13.27%	109
2011	16.126041	15.690399	-2.70%	118
2010	14.833232	16.126041	8.72%	115
2009	12.392403	14.833232	19.70%	931
2008	18.850203	12.392403	-41.96%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	15.121849	18.747311	23.97%	0
2016	14.896670	15.121849	1.51%	0
2015	14.333619	14.896670	3.93%	0
2014	14.499320	14.333619	-1.14%	0
2013	11.621349	14.499320	24.76%	0
2012	10.255587	11.621349	13.32%	0
2011	10.681045	10.255587	-3.98%	0
2010*	10.000000	10.681045	6.81%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	10.002579	12.526039	25.23%	0
2016	9.667418	10.002579	3.47%	0
2015*	10.000000	9.667418	-3.33%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	11.931536	12.351369	3.52%	0
2016	11.529748	11.931536	3.48%	0
2015	11.894141	11.529748	-3.06%	0
2014	11.312088	11.894141	5.15%	0
2013	11.640009	11.312088	-2.82%	0
2012	10.906004	11.640009	6.73%	0
2011	10.584401	10.906004	3.04%	0
2010	10.133021	10.584401	4.45%	0
2009	9.477206	10.133021	6.92%	0
2008	10.827458	9.477206	-12.47%	149
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	21.216661	22.728723	7.13%	0
2016	19.626943	21.216661	8.10%	0
2015	20.317588	19.626943	-3.40%	0
2014	20.201391	20.317588	0.58%	0
2013	22.649827	20.201391	-10.81%	0
2012	19.658249	22.649827	15.22%	0
2011	18.814298	19.658249	4.49%	0
2010	17.538657	18.814298	7.27%	0
2009	13.789680	17.538657	27.19%	0
2008	16.592799	13.789680	-16.89%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.185199	10.105496	10.02%	0
2016	8.172749	9.185199	12.39%	0
2015*	10.000000	8.172749	-18.27%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	15.907334	18.274754	14.88%	0
2016	14.659322	15.907334	8.51%	0
2015	16.154654	14.659322	-9.26%	0
2014	16.874881	16.154654	-4.27%	0
2013	13.085993	16.874881	28.95%	0
2012	10.917602	13.085993	19.86%	0
2011	11.271063	10.917602	-3.14%	0
2010*	10.000000	11.271063	12.71%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	23.437700	24.845171	6.01%	0
2016	19.944374	23.437700	17.52%	0
2015	21.351945	19.944374	-6.59%	0
2014	19.339361	21.351945	10.41%	0
2013	15.025393	19.339361	28.71%	0
2012	13.431733	15.025393	11.86%	0
2011	13.673759	13.431733	-1.77%	0
2010	12.362426	13.673759	10.61%	0
2009*	10.000000	12.362426	23.62%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	14.200352	16.074177	13.20%	2,216
2016	13.326893	14.200352	6.55%	2,466
2015	13.500802	13.326893	-1.29%	2,696
2014	13.155061	13.500802	2.63%	2,929
2013	10.915987	13.155061	20.51%	0
2012	9.651009	10.915987	13.11%	0
2011	9.781789	9.651009	-1.34%	0
2010	8.933259	9.781789	9.50%	0
2009	7.405025	8.933259	20.64%	0
2008	10.787854	7.405025	-31.36%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	10.603096	10.698086	0.90%	3,249
2016	10.566422	10.603096	0.35%	3,141
2015	10.834683	10.566422	-2.48%	3,342
2014	10.558416	10.834683	2.62%	3,496
2013	11.086812	10.558416	-4.77%	0
2012	10.805947	11.086812	2.60%	0
2011	10.455502	10.805947	3.35%	0
2010	10.091602	10.455502	3.61%	0
2009	9.205400	10.091602	9.63%	0
2008	10.448842	9.205400	-11.90%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	14.565075	18.647659	28.03%	0
2016	14.871536	14.565075	-2.06%	0
2015	14.279546	14.871536	4.15%	0
2014	14.344932	14.279546	-0.46%	0
2013	11.407665	14.344932	25.75%	0
2012	9.559441	11.407665	19.33%	0
2011	10.782936	9.559441	-11.35%	0
2010	9.910942	10.782936	8.80%	0
2009	7.160160	9.910942	38.42%	0
2008	11.937617	7.160160	-40.02%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	15.145633	18.921582	24.93%	0
2016	14.205683	15.145633	6.62%	0
2015	13.655045	14.205683	4.03%	0
2014	12.926599	13.655045	5.64%	0
2013	10.202870	12.926599	26.70%	0
2012	8.891032	10.202870	14.75%	0
2011	9.542654	8.891032	-6.83%	0
2010	8.259444	9.542654	15.54%	0
2009	6.088358	8.259444	35.66%	0
2008	11.165468	6.088358	-45.47%	424
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	13.432823	16.010878	19.19%	2,338
2016	12.369650	13.432823	8.60%	2,739
2015	12.518367	12.369650	-1.19%	2,992
2014	11.618251	12.518367	7.75%	3,323
2013	8.938617	11.618251	29.98%	0
2012	7.811893	8.938617	14.42%	0
2011	8.174079	7.811893	-4.43%	0
2010	7.535100	8.174079	8.48%	0
2009	5.898318	7.535100	27.75%	0
2008	9.742939	5.898318	-39.46%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	23.930210	27.531303	15.05%	0
2016	20.820558	23.930210	14.94%	0
2015	22.784456	20.820558	-8.62%	0
2014	21.398796	22.784456	6.48%	0
2013	16.179644	21.398796	32.26%	42
2012	14.007587	16.179644	15.51%	46
2011	14.704272	14.007587	-4.74%	50
2010	13.029918	14.704272	12.85%	48
2009	10.392120	13.029918	25.38%	407
2008	16.934889	10.392120	-38.63%	380
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.298223	10.765219	15.78%	0
2016	9.236887	9.298223	0.66%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	19.581368	20.435457	4.36%	0
2016	17.546790	19.581368	11.60%	0
2015	18.431324	17.546790	-4.80%	0
2014	18.386657	18.431324	0.24%	0
2013	17.567430	18.386657	4.66%	0
2012	15.688956	17.567430	11.97%	0
2011	15.459013	15.688956	1.49%	0
2010	13.976215	15.459013	10.61%	0
2009	9.792993	13.976215	42.72%	0
2008	13.912672	9.792993	-29.61%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	13.228247	16.133404	21.96%	0
2016	11.917764	13.228247	11.00%	0
2015	12.339291	11.917764	-3.42%	0
2014	11.846296	12.339291	4.16%	0
2013	8.443224	11.846296	40.31%	0
2012	7.393317	8.443224	14.20%	0
2011	8.561080	7.393317	-13.64%	0
2010	7.590196	8.561080	12.79%	0
2009	5.076314	7.590196	49.52%	0
2008*	10.000000	5.076314	-49.24%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	14.878691	17.215899	15.71%	0
2016	13.822869	14.878691	7.64%	0
2015	14.200465	13.822869	-2.66%	0
2014	13.145734	14.200465	8.02%	0
2013	9.706187	13.145734	35.44%	183
2012	8.915278	9.706187	8.87%	202
2011	9.427969	8.915278	-5.44%	206
2010	7.805641	9.427969	20.78%	204
2009	6.083121	7.805641	28.32%	2,044
2008*	10.000000	6.083121	-39.17%	2,334
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	12.248890	14.344867	17.11%	0
2016	11.562949	12.248890	5.93%	0
2015	12.040306	11.562949	-3.96%	0
2014	11.787398	12.040306	2.15%	0
2013	9.313423	11.787398	26.56%	0
2012	8.203195	9.313423	13.53%	0
2011	8.963415	8.203195	-8.48%	0
2010	7.976604	8.963415	12.37%	0
2009	6.316145	7.976604	26.29%	0
2008*	10.000000	6.316145	-36.84%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	11.936142	13.074573	9.54%	0
2016	11.507225	11.936142	3.73%	0
2015	11.898168	11.507225	-3.29%	0
2014	11.670508	11.898168	1.95%	0
2013	10.412844	11.670508	12.08%	0
2012	9.592119	10.412844	8.56%	0
2011	9.946216	9.592119	-3.56%	0
2010	9.216039	9.946216	7.92%	0
2009	7.868519	9.216039	17.13%	0
2008*	10.000000	7.868519	-21.31%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	12.269743	13.890306	13.21%	0
2016	11.695095	12.269743	4.91%	0
2015	12.125438	11.695095	-3.55%	0
2014	11.847990	12.125438	2.34%	0
2013	9.996743	11.847990	18.52%	0
2012	8.999579	9.996743	11.08%	0
2011	9.535070	8.999579	-5.62%	0
2010	8.679150	9.535070	9.86%	0
2009	7.150952	8.679150	21.37%	0
2008*	10.000000	7.150952	-28.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.130920	11.573049	3.97%	0
2016	10.884327	11.130920	2.27%	0
2015	11.217196	10.884327	-2.97%	0
2014	11.104872	11.217196	1.01%	0
2013	10.826431	11.104872	2.57%	0
2012	10.303603	10.826431	5.07%	0
2011	10.393550	10.303603	-0.87%	0
2010	9.955686	10.393550	4.40%	0
2009	9.011472	9.955686	10.48%	0
2008*	10.000000	9.011472	-9.89%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.379157	11.644509	12.19%	0
2016	10.058488	10.379157	3.19%	0
2015	10.751733	10.058488	-6.45%	0
2014	10.756118	10.751733	-0.04%	0
2013*	10.000000	10.756118	7.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.384718	11.957875	15.15%	0
2016	10.001729	10.384718	3.83%	0
2015	10.756555	10.001729	-7.02%	0
2014	10.893760	10.756555	-1.26%	0
2013*	10.000000	10.893760	8.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.133499	13.518208	11.41%	3,855
2016	11.628348	12.133499	4.34%	4,142
2015	12.024199	11.628348	-3.29%	0
2014	11.763379	12.024199	2.22%	0
2013	10.215280	11.763379	15.15%	0
2012	9.300488	10.215280	9.84%	0
2011	9.741351	9.300488	-4.53%	0
2010	8.948011	9.741351	8.87%	0
2009	7.506482	8.948011	19.20%	0
2008*	10.000000	7.506482	-24.94%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	12.211782	14.094945	15.42%	0
2016	11.610676	12.211782	5.18%	0
2015	12.059799	11.610676	-3.72%	9,006
2014	11.799144	12.059799	2.21%	9,006
2013	9.712704	11.799144	21.48%	21,212
2012	8.671897	9.712704	12.00%	21,212
2011	9.305852	8.671897	-6.81%	21,212
2010	8.401560	9.305852	10.76%	21,212
2009	6.790204	8.401560	23.73%	0
2008*	10.000000	6.790204	-32.10%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	11.752928	12.625014	7.42%	6,666
2016	11.342399	11.752928	3.62%	6,671
2015	11.728425	11.342399	-3.29%	6,676
2014	11.527800	11.728425	1.74%	6,681
2013	10.601632	11.527800	8.74%	6,686
2012	9.856291	10.601632	7.56%	6,692
2011	10.109999	9.856291	-2.51%	6,698
2010	9.485717	10.109999	6.58%	0
2009	8.246084	9.485717	15.03%	0
2008*	10.000000	8.246084	-17.54%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	11.503048	11.714932	1.84%	0
2016	11.206184	11.503048	2.65%	0
2015	11.565974	11.206184	-3.11%	0
2014	11.303315	11.565974	2.32%	0
2013	11.815009	11.303315	-4.33%	147
2012	11.246092	11.815009	5.06%	124
2011	10.828681	11.246092	3.85%	108
2010	10.374687	10.828681	4.38%	117
2009	9.773762	10.374687	6.15%	116
2008*	10.000000	9.773762	-2.26%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	12.312031	12.489143	1.44%	0
2016	12.188056	12.312031	1.02%	0
2015	12.533433	12.188056	-2.76%	0
2014	12.225141	12.533433	2.52%	0
2013	12.768152	12.225141	-4.25%	0
2012	12.194752	12.768152	4.70%	0
2011	11.763273	12.194752	3.67%	0
2010	11.130830	11.763273	5.68%	0
2009	9.779546	11.130830	13.82%	0
2008*	10.000000	9.779546	-2.20%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	11.707345	13.491596	15.24%	0
2016	10.751716	11.707345	8.89%	0
2015	11.358040	10.751716	-5.34%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.260220	12.530194	11.28%	0
2016	10.590019	11.260220	6.33%	0
2015	11.028073	10.590019	-3.97%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	23.889527	32.980836	38.06%	0
2016	22.737375	23.889527	5.07%	0
2015	27.768878	22.737375	-18.12%	0
2014	30.135104	27.768878	-7.85%	0
2013	30.697155	30.135104	-1.83%	0
2012	26.844375	30.697155	14.35%	0
2011	35.478721	26.844375	-24.34%	0
2010	31.311970	35.478721	13.31%	0
2009	19.641159	31.311970	59.42%	0
2008	47.764617	19.641159	-58.88%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	11.361510	11.338074	-0.21%	0
2016	11.536740	11.361510	-1.52%	0
2015	11.815163	11.536740	-2.36%	0
2014	11.558971	11.815163	2.22%	0
2013	12.324915	11.558971	-6.21%	166
2012	12.235311	12.324915	0.73%	137
2011	11.669486	12.235311	4.85%	115
2010	11.393262	11.669486	2.42%	126
2009	11.350338	11.393262	0.38%	1,339
2008	10.779417	11.350338	5.30%	1,588
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	8.481031	8.325665	-1.83%	0
2016	8.675043	8.481031	-2.24%	0
2015	8.874721	8.675043	-2.25%	0
2014	9.079000	8.874721	-2.25%	0
2013	9.287976	9.079000	-2.25%	0
2012	9.502353	9.287976	-2.26%	0
2011	9.720467	9.502353	-2.24%	0
2010	9.944195	9.720467	-2.25%	0
2009	10.168821	9.944195	-2.21%	0
2008	10.193541	10.168821	-0.24%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	7.798095	9.687170	24.22%	0
2016	7.926863	7.798095	-1.62%	0
2015	8.379256	7.926863	-5.40%	0
2014	8.634305	8.379256	-2.95%	0
2013	7.513425	8.634305	14.92%	0
2012	6.670992	7.513425	12.63%	0
2011	7.582552	6.670992	-12.02%	0
2010	6.864350	7.582552	10.46%	0
2009	5.424728	6.864350	26.54%	0
2008*	10.000000	5.424728	-45.75%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	8.572817	10.430113	21.66%	0
2016	8.723962	8.572817	-1.73%	0
2015	9.050537	8.723962	-3.61%	0
2014	9.869618	9.050537	-8.30%	0
2013	8.343599	9.869618	18.29%	0
2012	7.220989	8.343599	15.55%	0
2011	8.476116	7.220989	-14.81%	0
2010	8.073743	8.476116	4.98%	0
2009	6.422245	8.073743	25.72%	0
2008	11.545296	6.422245	-44.37%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	22.969727	26.592718	15.77%	0
2016	21.464678	22.969727	7.01%	0
2015	22.180180	21.464678	-3.23%	0
2014	21.613229	22.180180	2.62%	0
2013	17.375986	21.613229	24.39%	0
2012	15.337663	17.375986	13.29%	0
2011	16.332125	15.337663	-6.09%	0
2010	14.575520	16.332125	12.05%	2,138
2009	11.721990	14.575520	24.34%	2,138
2008	18.988244	11.721990	-38.27%	2,138
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	14.915109	16.203411	8.64%	0
2016	14.352845	14.915109	3.92%	0
2015	14.708781	14.352845	-2.42%	0
2014	14.387629	14.708781	2.23%	0
2013	12.976755	14.387629	10.87%	8,698
2012	12.136974	12.976755	6.92%	8,698
2011	12.306842	12.136974	-1.38%	8,698
2010	11.464785	12.306842	7.34%	8,937
2009*	10.000000	11.464785	14.65%	8,937
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	17.206300	19.311161	12.23%	0
2016	16.336863	17.206300	5.32%	0
2015	16.802294	16.336863	-2.77%	0
2014	16.337548	16.802294	2.84%	0
2013	13.986825	16.337548	16.81%	0
2012	12.747900	13.986825	9.72%	0
2011	13.163898	12.747900	-3.16%	0
2010	12.020578	13.163898	9.51%	0
2009*	10.000000	12.020578	20.21%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	12.853114	13.278734	3.31%	0
2016	12.610458	12.853114	1.92%	0
2015	12.866665	12.610458	-1.99%	0
2014	12.669920	12.866665	1.55%	0
2013	12.364144	12.669920	2.47%	0
2012	12.026976	12.364144	2.80%	0
2011	11.952821	12.026976	0.62%	0
2010	11.547439	11.952821	3.51%	0
2009	10.829416	11.547439	6.63%	0
2008	11.788746	10.829416	-8.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.367763	11.557229	11.47%	0
2016	10.033070	10.367763	3.34%	0
2015	10.607868	10.033070	-5.42%	0
2014	10.591924	10.607868	0.15%	0
2013*	10.000000	10.591924	5.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.424710	11.919525	14.34%	0
2016	9.970922	10.424710	4.55%	0
2015	10.620513	9.970922	-6.12%	0
2014	10.679835	10.620513	-0.56%	0
2013*	10.000000	10.679835	6.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	18.068578	19.946517	10.39%	2,576
2016	17.251061	18.068578	4.74%	2,767
2015	17.707429	17.251061	-2.58%	0
2014	17.222683	17.707429	2.81%	0
2013	15.107089	17.222683	14.00%	0
2012	13.947620	15.107089	8.31%	0
2011	14.273746	13.947620	-2.28%	0
2010	13.165290	14.273746	8.42%	0
2009	11.305038	13.165290	16.46%	0
2008	15.058439	11.305038	-24.93%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	20.898710	23.837342	14.06%	0
2016	19.706933	20.898710	6.05%	0
2015	20.308799	19.706933	-2.96%	0
2014	19.795011	20.308799	2.60%	0
2013	16.547545	19.795011	19.63%	8,642
2012	14.881569	16.547545	11.19%	9,017
2011	15.554198	14.881569	-4.32%	9,417
2010	14.102070	15.554198	10.30%	9,904
2009	11.597705	14.102070	21.59%	10,324
2008	17.293799	11.597705	-32.94%	10,324

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	15.505198	16.553518	6.76%	0
2016	15.005333	15.505198	3.33%	0
2015	15.355431	15.005333	-2.28%	0
2014	14.998051	15.355431	2.38%	0
2013	13.885904	14.998051	8.01%	0
2012	13.149120	13.885904	5.60%	0
2011	13.179258	13.149120	-0.23%	0
2010	12.424366	13.179258	6.08%	0
2009	11.094772	12.424366	11.98%	0
2008	13.360214	11.094772	-16.96%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	21.989468	27.315003	24.22%	0
2016	21.770456	21.989468	1.01%	0
2015	21.246933	21.770456	2.46%	0
2014	20.021675	21.246933	6.12%	0
2013	15.028955	20.021675	33.22%	0
2012	12.983783	15.028955	15.75%	0
2011	13.621899	12.983783	-4.68%	0
2010	12.841565	13.621899	6.08%	0
2009*	10.000000	12.841565	28.42%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.038022	11.535297	14.92%	0
2016	9.459833	10.038022	6.11%	0
2015	9.900068	9.459833	-4.45%	0
2014*	10.000000	9.900068	-1.00%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.630883	12.647230	18.97%	0
2016	9.882202	10.630883	7.58%	0
2015	10.095406	9.882202	-2.11%	0
2014*	10.000000	10.095406	0.95%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	34.790500	39.376570	13.18%	0
2016	29.586066	34.790500	17.59%	0
2015	31.054107	29.586066	-4.73%	0
2014	29.033833	31.054107	6.96%	0
2013	22.324082	29.033833	30.06%	0
2012	19.441996	22.324082	14.82%	0
2011	20.407894	19.441996	-4.73%	0
2010	16.542694	20.407894	23.36%	0
2009	12.374975	16.542694	33.68%	0
2008	19.926196	12.374975	-37.90%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	14.078328	14.633815	3.95%	0
2016	13.255289	14.078328	6.21%	0
2015	13.964035	13.255289	-5.08%	0
2014	13.751397	13.964035	1.55%	0
2013	14.227924	13.751397	-3.35%	0
2012	12.967670	14.227924	9.72%	0
2011	12.568101	12.967670	3.18%	0
2010	11.626353	12.568101	8.10%	0
2009	9.562503	11.626353	21.58%	0
2008	11.827858	9.562503	-19.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	9.410337	11.548406	22.72%	0
2016	9.870326	9.410337	-4.66%	0
2015	10.164095	9.870326	-2.89%	0
2014	10.540604	10.164095	-3.57%	0
2013	8.905994	10.540604	18.35%	249
2012	7.887311	8.905994	12.92%	252
2011	8.927730	7.887311	-11.65%	251
2010	8.025138	8.927730	11.25%	230
2009	6.031868	8.025138	33.05%	2,191
2008*	10.000000	6.031868	-39.68%	2,474
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	13.401356	16.053025	19.79%	0
2016	13.058492	13.401356	2.63%	0
2015	14.113650	13.058492	-7.48%	0
2014	15.985602	14.113650	-11.71%	0
2013	13.509675	15.985602	18.33%	0
2012	11.808254	13.509675	14.41%	0
2011	14.451849	11.808254	-18.29%	0
2010	13.961266	14.451849	3.51%	0
2009	11.028378	13.961266	26.59%	0
2008	21.081183	11.028378	-47.69%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	13.638299	17.316038	26.97%	0
2016	13.679114	13.638299	-0.30%	0
2015	13.569319	13.679114	0.81%	0
2014	12.602678	13.569319	7.67%	0
2013	9.591730	12.602678	31.39%	72
2012	8.449269	9.591730	13.52%	74
2011	8.932070	8.449269	-5.41%	79
2010	7.920966	8.932070	12.76%	80
2009	6.264498	7.920966	26.44%	1,474
2008*	10.000000	6.264498	-37.36%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	13.792257	15.419238	11.80%	0
2016	12.157999	13.792257	13.44%	0
2015	12.880538	12.157999	-5.61%	0
2014	11.952685	12.880538	7.76%	0
2013	9.055687	11.952685	31.99%	0
2012	7.878627	9.055687	14.94%	0
2011	8.582541	7.878627	-8.20%	0
2010	7.787385	8.582541	10.21%	0
2009	6.252676	7.787385	24.54%	0
2008*	10.000000	6.252676	-37.47%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	13.730064	17.116213	24.66%	0
2016	13.243266	13.730064	3.68%	0
2015	13.595138	13.243266	-2.59%	0
2014	13.409324	13.595138	1.39%	0
2013	9.896977	13.409324	35.49%	88
2012	8.831921	9.896977	12.06%	98
2011	9.455697	8.831921	-6.60%	105
2010	7.648661	9.455697	23.63%	104
2009	6.175408	7.648661	23.86%	1,245
2008*	10.000000	6.175408	-38.25%	719
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	17.844950	19.858782	11.29%	0
2016	15.523349	17.844950	14.96%	0
2015	16.352589	15.523349	-5.07%	0
2014	14.295792	16.352589	14.39%	0
2013	10.778981	14.295792	32.63%	124
2012	9.478359	10.778981	13.72%	139
2011	9.926538	9.478359	-4.51%	147
2010	8.488366	9.926538	16.94%	143
2009	6.655774	8.488366	27.53%	1,384
2008*	10.000000	6.655774	-33.44%	1,780
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	21.378573	26.049941	21.85%	0
2016	20.238451	21.378573	5.63%	0
2015	20.595279	20.238451	-1.73%	0
2014	20.547837	20.595279	0.23%	0
2013	14.602568	20.547837	40.71%	0
2012	13.209915	14.602568	10.54%	0
2011	13.630768	13.209915	-3.09%	0
2010	11.146051	13.630768	22.29%	0
2009	8.965269	11.146051	24.32%	0
2008	17.155884	8.965269	-47.74%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	34.844122	37.043912	6.31%	0
2016	28.375589	34.844122	22.80%	0
2015	30.977135	28.375589	-8.40%	0
2014	29.682098	30.977135	4.36%	0
2013	21.685452	29.682098	36.88%	0
2012	18.441219	21.685452	17.59%	0
2011	19.953008	18.441219	-7.58%	0
2010	16.139114	19.953008	23.63%	0
2009	13.118248	16.139114	23.03%	0
2008	19.824037	13.118248	-33.83%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	31.365028	34.708418	10.66%	0
2016	26.182364	31.365028	19.79%	0
2015	27.302534	26.182364	-4.10%	0
2014	27.776626	27.302534	-1.71%	0
2013	20.217240	27.776626	37.39%	0
2012	17.950396	20.217240	12.63%	0
2011	19.494072	17.950396	-7.92%	0
2010	15.956493	19.494072	22.17%	0
2009	12.142994	15.956493	31.40%	0
2008	20.152532	12.142994	-39.74%	25
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	21.621844	25.416026	17.55%	0
2016	19.897887	21.621844	8.66%	0
2015	20.222074	19.897887	-1.60%	0
2014	18.501334	20.222074	9.30%	0
2013	14.471277	18.501334	27.85%	145
2012	13.004390	14.471277	11.28%	152
2011	13.252999	13.004390	-1.88%	161
2010	11.974411	13.252999	10.68%	159
2009	9.756608	11.974411	22.73%	1,354
2008	17.095259	9.756608	-42.93%	1,659
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	12.838251	13.321241	3.76%	0
2016	12.253391	12.838251	4.77%	0
2015	13.287597	12.253391	-7.78%	0
2014	10.569670	13.287597	25.71%	0
2013	10.528690	10.569670	0.39%	0
2012	9.319450	10.528690	12.98%	0
2011	8.982112	9.319450	3.76%	0
2010	7.077893	8.982112	26.90%	0
2009	5.548014	7.077893	27.58%	0
2008*	10.000000	5.548014	-44.52%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	13.805057	16.359730	18.51%	0
2016	12.677191	13.805057	8.90%	0
2015	12.847860	12.677191	-1.33%	0
2014	11.623517	12.847860	10.53%	0
2013*	10.000000	11.623517	16.24%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.650749	9.583177	-0.70%	0
2016	9.632271	9.650749	0.19%	0
2015	9.887717	9.632271	-2.58%	0
2014	10.065596	9.887717	-1.77%	0
2013	10.286445	10.065596	-2.15%	0
2012	10.165640	10.286445	1.19%	0
2011	10.265736	10.165640	-0.98%	0
2010	10.253900	10.265736	0.12%	0
2009	9.793605	10.253900	4.70%	0
2008*	10.000000	9.793605	-2.06%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	14.022065	15.651360	11.62%	0
2016	11.867103	14.022065	18.16%	0
2015	12.763416	11.867103	-7.02%	0
2014	12.488788	12.763416	2.20%	0
2013*	10.000000	12.488788	24.89%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	13.066921	15.675806	19.97%	0
2016	13.219475	13.066921	-1.15%	0
2015	14.073141	13.219475	-6.07%	0
2014	15.674150	14.073141	-10.21%	0
2013	13.351853	15.674150	17.39%	167
2012	11.424689	13.351853	16.87%	175
2011	13.345750	11.424689	-14.39%	173
2010	12.838018	13.345750	3.95%	149
2009*	10.000000	12.838018	28.38%	1,767
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	27.399776	33.364391	21.77%	0
2016	26.908863	27.399776	1.82%	0
2015	27.257151	26.908863	-1.28%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	9.232637	9.105898	-1.37%	0
2016	9.330792	9.232637	-1.05%	0
2015	9.528055	9.330792	-2.07%	0
2014	9.688281	9.528055	-1.65%	0
2013	9.850521	9.688281	-1.65%	0
2012	9.634178	9.850521	2.25%	0
2011	9.826937	9.634178	-1.96%	0
2010	9.548473	9.826937	2.92%	0
2009	8.619490	9.548473	10.78%	43
2008	10.185777	8.619490	-15.38%	499
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	23.459822	27.160130	15.77%	0
2016	21.844014	23.459822	7.40%	0
2015	22.450916	21.844014	-2.70%	0
2014	20.807460	22.450916	7.90%	0
2013	15.469188	20.807460	34.51%	0
2012	14.260370	15.469188	8.48%	0
2011	15.051635	14.260370	-5.26%	0
2010	12.533280	15.051635	20.09%	0
2009	9.755869	12.533280	28.47%	0
2008	16.481860	9.755869	-40.81%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	26.967132	35.937174	33.26%	0
2016	27.629582	26.967132	-2.40%	0
2015	27.264351	27.629582	1.34%	0
2014	27.330066	27.264351	-0.24%	0
2013	22.016377	27.330066	24.14%	0
2012	18.622664	22.016377	18.22%	0
2011	20.826535	18.622664	-10.58%	0
2010	18.413930	20.826535	13.10%	0
2009	13.517915	18.413930	36.22%	0
2008	23.177337	13.517915	-41.68%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	9.790378	10.148441	3.66%	0
2016	9.424640	9.790378	3.88%	0
2015	9.887998	9.424640	-4.69%	0
2014	9.869699	9.887998	0.19%	0
2013	10.134090	9.869699	-2.61%	0
2012*	10.000000	10.134090	1.34%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.603181	10.634315	23.61%	0
2016	9.046302	8.603181	-4.90%	0
2015	8.975773	9.046302	0.79%	0
2014*	10.000000	8.975773	-10.24%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	23.543244	26.843855	14.02%	0
2016	21.638756	23.543244	8.80%	0
2015	21.469810	21.638756	0.79%	0
2014	19.894805	21.469810	7.92%	0
2013	15.484398	19.894805	28.48%	137
2012	13.585193	15.484398	13.98%	139
2011	13.941099	13.585193	-2.55%	153
2010	12.313104	13.941099	13.22%	151
2009	9.841516	12.313104	25.11%	1,307
2008	16.405148	9.841516	-40.01%	1,389
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	34.362882	38.264771	11.35%	0
2016	29.872396	34.362882	15.03%	0
2015	32.543236	29.872396	-8.21%	0
2014	29.817212	32.543236	9.14%	0
2013	21.691322	29.817212	37.46%	0
2012	18.859282	21.691322	15.02%	0
2011	19.763504	18.859282	-4.58%	0
2010	16.429893	19.763504	20.29%	0
2009	12.279250	16.429893	33.80%	0
2008	20.263408	12.279250	-39.40%	464
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	9.938088	11.014884	10.84%	0
2016	9.004171	9.938088	10.37%	0
2015	10.143479	9.004171	-11.23%	0
2014	10.329991	10.143479	-1.81%	0
2013	10.556236	10.329991	-2.14%	0
2012*	10.000000	10.556236	5.56%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	9.523291	10.220104	7.32%	0
2016	8.604917	9.523291	10.67%	0
2015	9.016243	8.604917	-4.56%	0
2014	9.096025	9.016243	-0.88%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.288451	11.137239	8.25%	0
2016	10.227667	10.288451	0.59%	0
2015	11.271891	10.227667	-9.26%	0
2014	11.496748	11.271891	-1.96%	0
2013	12.588038	11.496748	-8.67%	0
2012	12.238228	12.588038	2.86%	0
2011	11.547299	12.238228	5.98%	0
2010	10.800810	11.547299	6.91%	0
2009*	10.000000	10.800810	8.01%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	10.637089	10.528608	-1.02%	0
2016	10.741077	10.637089	-0.97%	0
2015	10.965417	10.741077	-2.05%	0
2014	11.134504	10.965417	-1.52%	0
2013	11.417306	11.134504	-2.48%	100
2012	11.045679	11.417306	3.36%	85
2011	11.186479	11.045679	-1.26%	74
2010	10.879769	11.186479	2.82%	77
2009*	10.000000	10.879769	8.80%	693
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.049529	10.050483	0.01%	0
2016*	10.000000	10.049529	0.50%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.201088	10.452542	2.46%	0
2016	10.172434	10.201088	0.28%	0
2015	10.371774	10.172434	-1.92%	0
2014	10.186015	10.371774	1.82%	0
2013	10.638895	10.186015	-4.26%	0
2012	9.940075	10.638895	7.03%	0
2011*	10.000000	9.940075	-0.60%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.192275	11.92%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.295751	13.175252	27.97%	0
2016*	10.000000	10.295751	2.96%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	15.360129	19.006842	23.74%	0
2016	16.107932	15.360129	-4.64%	0
2015	16.455696	16.107932	-2.11%	0
2014	18.058533	16.455696	-8.88%	0
2013	14.424812	18.058533	25.19%	0
2012	12.104685	14.424812	19.17%	0
2011	14.907506	12.104685	-18.80%	0
2010	13.860665	14.907506	7.55%	0
2009	11.377179	13.860665	21.83%	0
2008	20.767014	11.377179	-45.22%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	26.216062	32.626185	24.45%	0
2016	30.036583	26.216062	-12.72%	0
2015	27.320924	30.036583	9.94%	0
2014	21.299002	27.320924	28.27%	0
2013	14.476417	21.299002	47.13%	0
2012	11.305609	14.476417	28.05%	0
2011	10.477157	11.305609	7.91%	0
2010*	10.000000	10.477157	4.77%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.404529	7.095709	-4.17%	0
2016	5.281569	7.404529	40.20%	0
2015	8.140860	5.281569	-35.12%	0
2014	10.326333	8.140860	-21.16%	0
2013	9.577944	10.326333	7.81%	0
2012*	10.000000	9.577944	-4.22%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.552837	7.258006	-3.90%	0
2016	5.376216	7.552837	40.49%	0
2015	8.264425	5.376216	-34.95%	0
2014	10.451564	8.264425	-20.93%	0
2013	9.673178	10.451564	8.05%	0
2012*	10.000000	9.673178	-3.27%	0
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2017	18.439899	24.262898	31.58%	0
2016	18.765878	18.439899	-1.74%	0
2015	18.943259	18.765878	-0.94%	0
2014	18.658281	18.943259	1.53%	0
2013	13.645489	18.658281	36.74%	0
2012	11.595807	13.645489	17.68%	0
2011	12.558076	11.595807	-7.66%	0
2010*	10.000000	12.558076	25.58%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	21.646937	26.633335	23.04%	0
2016	20.551718	21.646937	5.33%	0
2015	21.648910	20.551718	-5.07%	0
2014	22.571192	21.648910	-4.09%	0
2014	22.571192	21.648910	-4.09%	0
2013	15.369918	22.571192	46.85%	0
2012	14.577196	15.369918	5.44%	0
2011	15.630601	14.577196	-6.74%	0
2010	12.613155	15.630601	23.92%	0
2009	8.453326	12.613155	49.21%	0
2008	14.764178	8.453326	-42.74%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	10.935929	12.215597	11.70%	0
2016	10.828171	10.935929	1.00%	0
2015	11.229083	10.828171	-3.57%	0
2014	11.029439	11.229083	1.81%	0
2013	10.085525	11.029439	9.36%	0
2012*	10.000000	10.085525	0.86%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	23.757537	27.529764	15.88%	0
2016	21.891732	23.757537	8.52%	0
2015	22.091922	21.891732	-0.91%	0
2014	20.689829	22.091922	6.78%	0
2013	15.733852	20.689829	31.50%	0
2012	13.736330	15.733852	14.54%	0
2011	13.254416	13.736330	3.64%	0
2010	12.026920	13.254416	10.21%	0
2009	10.228659	12.026920	17.58%	0
2008	17.654334	10.228659	-42.06%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	35.390435	39.022252	10.26%	0
2016	29.025074	35.390435	21.93%	0
2015	31.502257	29.025074	-7.86%	0
2014	29.596212	31.502257	6.44%	0
2013	22.009292	29.596212	34.47%	0
2012	19.016442	22.009292	15.74%	0
2011	21.299863	19.016442	-10.72%	0
2010	17.221653	21.299863	23.68%	0
2009	12.356226	17.221653	39.38%	0
2008	19.684436	12.356226	-37.23%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	12.003394	12.158690	1.29%	0
2016	11.768846	12.003394	1.99%	0
2015	12.350787	11.768846	-4.71%	0
2014	12.237727	12.350787	0.92%	0
2013	13.686406	12.237727	-10.58%	0
2012	13.045835	13.686406	4.91%	2,888
2011	11.948668	13.045835	9.18%	2,650
2010	11.634318	11.948668	2.70%	2,897
2009	10.804542	11.634318	7.68%	2,821
2008	11.237420	10.804542	-3.85%	2,578

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2017	22.556630	26.512878	17.54%	0
2016	20.394142	22.556630	10.60%	0
2015	22.194674	20.394142	-8.11%	0
2014	20.223279	22.194674	9.75%	0
2013	15.277950	20.223279	32.37%	0
2012	13.663099	15.277950	11.82%	0
2011	13.595653	13.663099	0.50%	0
2010	12.221479	13.595653	11.24%	0
2009	10.621401	12.221479	15.06%	0
2008	16.656567	10.621401	-36.23%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2017	24.776810	26.984754	8.91%	0
2016	20.663964	24.776810	19.90%	0
2015	21.489920	20.663964	-3.84%	0
2014	18.922925	21.489920	13.57%	0
2013	14.910049	18.922925	26.91%	0
2012	13.131046	14.910049	13.55%	1,359
2011	13.553811	13.131046	-3.12%	1,507
2010	11.659979	13.553811	16.24%	1,428
2009	9.194334	11.659979	26.82%	1,522
2008	12.466537	9.194334	-26.25%	1,662
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.000828	12.521065	13.82%	0
2016	9.701121	11.000828	13.40%	0
2015*	10.000000	9.701121	-2.99%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	14.202778	15.779377	11.10%	0
2016	14.003358	14.202778	1.42%	0
2015	14.477997	14.003358	-3.28%	0
2014	14.537944	14.477997	-0.41%	0
2013	13.005302	14.537944	11.78%	0
2012	12.105642	13.005302	7.43%	0
2011	12.858100	12.105642	-5.85%	0
2010	11.990240	12.858100	7.24%	0
2009*	10.000000	11.990240	19.90%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.094698	10.561308	4.62%	0
2016	9.157763	10.094698	10.23%	0
2015*	10.000000	9.157763	-8.42%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.739573	9.821279	0.84%	0
2016	9.728982	9.739573	0.11%	0
2015*	10.000000	9.728982	-2.71%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.138631	1.39%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	14.676754	16.026281	9.19%	0
2016	11.459064	14.676754	28.08%	0
2015	12.539212	11.459064	-8.61%	0
2014	12.151691	12.539212	3.19%	0
2013*	10.000000	12.151691	21.52%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.594823	13.032860	12.40%	0
2016	10.301026	11.594823	12.56%	0
2015	10.815705	10.301026	-4.76%	0
2014*	10.000000	10.815705	8.16%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	36.454694	40.036550	9.83%	0
2016	29.675580	36.454694	22.84%	0
2015	31.098730	29.675580	-4.58%	0
2014	30.280069	31.098730	2.70%	0
2013	22.024979	30.280069	37.48%	0
2012	19.478398	22.024979	13.07%	0
2011	19.824469	19.478398	-1.75%	0
2010	16.125877	19.824469	22.94%	0
2009	13.201674	16.125877	22.15%	0
2008	19.559767	13.201674	-32.51%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	24.178570	28.635435	18.43%	0
2016	22.205564	24.178570	8.89%	0
2015	22.532641	22.205564	-1.45%	0
2014	20.390977	22.532641	10.50%	0
2013	15.846549	20.390977	28.68%	0
2012	14.046796	15.846549	12.81%	0
2011	14.147538	14.046796	-0.71%	0
2010	12.642499	14.147538	11.90%	0
2009	10.266291	12.642499	23.15%	0
2008	16.765403	10.266291	-38.77%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2017	20.329303	25.228161	24.10%	0
2016	19.330858	20.329303	5.17%	0
2015	20.337892	19.330858	-4.95%	0
2014	19.305656	20.337892	5.35%	0
2013	16.354082	19.305656	18.05%	0
2012	15.199128	16.354082	7.60%	1,861
2011	14.305876	15.199128	6.24%	2,066
2010	12.727560	14.305876	12.40%	2,131
2009	10.657988	12.727560	19.42%	2,202
2008	15.522995	10.657988	-31.34%	2,195

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2017	19.682961	23.918573	21.52%	0
2016	17.249005	19.682961	14.11%	0
2015	18.111960	17.249005	-4.76%	0
2014	18.296625	18.111960	-1.01%	0
2013	12.634688	18.296625	44.81%	0
2012	10.755877	12.634688	17.47%	0
2011	12.809584	10.755877	-16.03%	0
2010	10.022295	12.809584	27.81%	0
2009	8.156780	10.022295	22.87%	0
2008	13.417089	8.156780	-39.21%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.120825	10.229092	1.07%	0
2016	9.507860	10.120825	6.45%	0
2015	9.829217	9.507860	-3.27%	0
2014	10.003364	9.829217	-1.74%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	12.597762	13.621994	8.13%	0
2016	13.498333	12.597762	-6.67%	0
2015	14.766285	13.498333	-8.59%	0
2014	15.317770	14.766285	-3.60%	0
2013	13.502489	15.317770	13.44%	0
2012	12.561595	13.502489	7.49%	0
2011	13.606268	12.561595	-7.68%	0
2010	12.323344	13.606268	10.41%	0
2009	11.136185	12.323344	10.66%	0
2008	16.206899	11.136185	-31.29%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	12.369656	12.539081	1.37%	0
2016	12.228180	12.369656	1.16%	0
2015	12.571299	12.228180	-2.73%	0
2014	12.430568	12.571299	1.13%	0
2013	12.628441	12.430568	-1.57%	0
2012	11.810778	12.628441	6.92%	0
2011	11.852145	11.810778	-0.35%	0
2010	11.203228	11.852145	5.79%	0
2009	9.543325	11.203228	17.39%	0
2008	10.566036	9.543325	-9.68%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2017	14.004116	15.433964	10.21%	0
2016	13.620487	14.004116	2.82%	0
2015	14.015498	13.620487	-2.82%	0
2014	13.765746	14.015498	1.81%	0
2013	12.447178	13.765746	10.59%	0
2012	11.418286	12.447178	9.01%	0
2011	11.736660	11.418286	-2.71%	0
2010	10.673684	11.736660	9.96%	0
2009	8.813630	10.673684	21.10%	0
2008	12.055503	8.813630	-26.89%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2017	14.609450	16.595537	13.59%	0
2016	14.132356	14.609450	3.38%	0
2015	14.531780	14.132356	-2.75%	0
2014	14.220412	14.531780	2.19%	0
2013	12.587099	14.220412	12.98%	0
2012	11.394733	12.587099	10.46%	0
2011	11.809038	11.394733	-3.51%	0
2010	10.571990	11.809038	11.70%	0
2009	8.417740	10.571990	25.59%	0
2008	12.821849	8.417740	-34.35%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2017	15.316875	18.062698	17.93%	0
2016	14.737109	15.316875	3.93%	0
2015	15.164390	14.737109	-2.82%	0
2014	14.818510	15.164390	2.33%	0
2013	12.492711	14.818510	18.62%	0
2012	11.101991	12.492711	12.53%	0
2011	11.693674	11.101991	-5.06%	0
2010	10.327628	11.693674	13.23%	0
2009	8.058275	10.327628	28.16%	0
2008	13.340761	8.058275	-39.60%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.365264	11.759783	13.45%	0
2016*	10.000000	10.365264	3.65%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	15.958809	15.160027	-5.01%	0
2016	12.234276	15.958809	30.44%	0
2015	15.801620	12.234276	-22.58%	0
2014	18.541012	15.801620	-14.77%	0
2013	15.286370	18.541012	21.29%	0
2012	14.939807	15.286370	2.32%	0
2011	16.129558	14.939807	-7.38%	0
2010	13.854785	16.129558	16.42%	0
2009	9.609469	13.854785	44.18%	0
2008	21.573326	9.609469	-55.46%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	22.549468	24.819515	10.07%	0
2016	19.606588	22.549468	15.01%	0
2015	20.956449	19.606588	-6.44%	0
2014	19.773112	20.956449	5.98%	0
2013	15.832562	19.773112	24.89%	0
2012	13.844855	15.832562	14.36%	0
2011	14.077935	13.844855	-1.66%	0
2010	12.538662	14.077935	12.28%	0
2009	9.881046	12.538662	26.90%	0
2008	17.686113	9.881046	-44.13%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.186642	12.745819	13.94%	0
2016*	10.000000	11.186642	11.87%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	23.133424	30.472782	31.73%	0
2016	23.547038	23.133424	-1.76%	0
2015	22.544793	23.547038	4.45%	0
2014	20.786323	22.544793	8.46%	0
2013	15.643611	20.786323	32.87%	0
2012	13.996775	15.643611	11.77%	0
2011	14.330246	13.996775	-2.33%	0
2010	11.841618	14.330246	21.02%	0
2009	9.471628	11.841618	25.02%	0
2008	18.399897	9.471628	-48.52%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	12.631728	12.834686	1.61%	0
2016	12.374165	12.631728	2.08%	0
2015	12.774041	12.374165	-3.13%	0
2014	12.379300	12.774041	3.19%	0
2013	12.938291	12.379300	-4.32%	0
2012	12.540861	12.938291	3.17%	1,519
2011	11.991605	12.540861	4.58%	1,373
2010	11.412454	11.991605	5.07%	1,445
2009	10.116151	11.412454	12.81%	1,429
2008	10.725576	10.116151	-5.68%	1,400
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	35.269269	41.537738	17.77%	0
2016	32.251778	35.269269	9.36%	0
2015	33.557717	32.251778	-3.89%	0
2014	32.393887	33.557717	3.59%	0
2013	24.402823	32.393887	32.75%	0
2012	21.803479	24.402823	11.92%	0
2011	25.032679	21.803479	-12.90%	0
2010	19.927699	25.032679	25.62%	0
2009	14.594916	19.927699	36.54%	0
2008	24.736512	14.594916	-41.00%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	18.682431	23.728159	27.01%	0
2016	20.184447	18.682431	-7.44%	0
2015	20.000392	20.184447	0.92%	0
2014	22.323518	20.000392	-10.41%	0
2013	17.553431	22.323518	27.17%	0
2012	14.925890	17.553431	17.60%	0
2011	18.481626	14.925890	-19.24%	0
2010	16.765403	18.481626	10.24%	0
2009	13.595396	16.765403	23.32%	0
2008	24.832533	13.595396	-45.25%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017	11.704477	11.867368	1.39%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	28.553082	33.222923	16.35%	0
2016	26.743751	28.553082	6.77%	0
2015	28.275559	26.743751	-5.42%	0
2014	27.171551	28.275559	4.06%	0
2013	21.362702	27.171551	27.19%	0
2012	17.209115	21.362702	24.14%	0
2011	19.363613	17.209115	-11.13%	0
2010	15.687288	19.363613	23.44%	0
2009	10.217220	15.687288	53.54%	0
2008	21.469174	10.217220	-52.41%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	11.988615	13.116830	9.41%	0
2016	10.841127	11.988615	10.58%	0
2015	11.831535	10.841127	-8.37%	0
2014	11.774741	11.831535	0.48%	0
2013	9.737205	11.774741	20.93%	0
2012	8.641912	9.737205	12.67%	0
2011	8.983478	8.641912	-3.80%	0
2010	8.339673	8.983478	7.72%	0
2009	6.553439	8.339673	27.26%	0
2008*	10.000000	6.553439	-34.47%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	14.218570	15.236342	7.16%	0
2016	12.762552	14.218570	11.41%	0
2015	14.054530	12.762552	-9.19%	0
2014	13.750694	14.054530	2.21%	0
2013	12.352259	13.750694	11.32%	0
2012	11.223660	12.352259	10.06%	0
2011	11.219787	11.223660	0.03%	0
2010	10.192119	11.219787	10.08%	0
2009	7.693418	10.192119	32.48%	0
2008	11.194646	7.693418	-31.28%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2017	24.429321	28.776409	17.79%	0
2016	21.546225	24.429321	13.38%	0
2015	22.888464	21.546225	-5.86%	0
2014	21.547662	22.888464	6.22%	0
2013	17.005805	21.547662	26.71%	0
2012	15.547346	17.005805	9.38%	0
2011	15.011971	15.547346	3.57%	0
2010	12.735864	15.011971	17.87%	0
2009	11.108969	12.735864	14.64%	0
2008	15.597923	11.108969	-28.78%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	33.915516	36.667453	8.11%	0
2016	26.662597	33.915516	27.20%	0
2015	29.467188	26.662597	-9.52%	0
2014	29.989828	29.467188	-1.74%	0
2013	22.530691	29.989828	33.11%	0
2012	19.480253	22.530691	15.66%	0
2011	20.717010	19.480253	-5.97%	0
2010	16.537081	20.717010	25.28%	0
2009	13.105461	16.537081	26.18%	0
2008	20.026926	13.105461	-34.56%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.366879	11.478644	37.19%	0
2016	7.291461	8.366879	14.75%	0
2015	9.283081	7.291461	-21.45%	0
2014*	10.000000	9.283081	-7.17%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	18.952523	21.609159	14.02%	0
2016	18.098832	18.952523	4.72%	0
2015	19.811405	18.098832	-8.64%	0
2014	22.818099	19.811405	-13.18%	0
2013	18.992319	22.818099	20.14%	0
2012	16.442487	18.992319	15.51%	0
2011	18.831763	16.442487	-12.69%	0
2010	17.780013	18.831763	5.92%	0
2009	13.279480	17.780013	33.89%	0
2008	22.798165	13.279480	-41.75%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.063204	9.025852	-0.41%	0
2016	9.011170	9.063204	0.58%	0
2015	9.638269	9.011170	-6.51%	0
2014	9.687601	9.638269	-0.51%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.732568	11.861386	10.52%	0
2016	10.527852	10.732568	1.94%	0
2015	11.441315	10.527852	-7.98%	0
2014	11.266161	11.441315	1.55%	0
2013	10.153788	11.266161	10.96%	0
2012*	10.000000	10.153788	1.54%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.736305	9.862552	1.30%	0
2016	10.013304	9.736305	-2.77%	0
2015	10.062981	10.013304	-0.49%	0
2014	9.841309	10.062981	2.25%	0
2013*	10.000000	9.841309	-1.59%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	14.105024	17.506461	24.12%	0
2016	14.150744	14.105024	-0.32%	0
2015	13.827096	14.150744	2.34%	0
2014	13.083835	13.827096	5.68%	0
2013	9.579480	13.083835	36.58%	0
2012*	10.000000	9.579480	-4.21%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	13.064374	14.635239	12.02%	0
2016	11.815782	13.064374	10.57%	0
2015	12.634847	11.815782	-6.48%	0
2014	12.414676	12.634847	1.77%	0
2013	9.891327	12.414676	25.51%	0
2012*	10.000000	9.891327	-1.09%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.176827	15.725407	19.34%	0
2016	13.409445	13.176827	-1.73%	0
2015	13.583654	13.409445	-1.28%	0
2014	12.910444	13.583654	5.21%	0
2013	9.673405	12.910444	33.46%	0
2012*	10.000000	9.673405	-3.27%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	12.736342	14.718254	15.56%	0
2016	13.378976	12.736342	-4.80%	0
2015	14.941114	13.378976	-10.46%	0
2014	16.142931	14.941114	-7.44%	0
2013	13.204300	16.142931	22.26%	0
2012	11.341055	13.204300	16.43%	0
2011	12.508963	11.341055	-9.34%	0
2010	11.781172	12.508963	6.18%	0
2009*	10.000000	11.781172	17.81%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	11.972810	12.479491	4.23%	0
2016	10.546649	11.972810	13.52%	0
2015	11.546047	10.546649	-8.66%	0
2014	11.596963	11.546047	-0.44%	0
2013	10.742066	11.596963	7.96%	0
2012*	10.000000	10.742066	7.42%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	12.769150	15.832058	23.99%	0
2016	12.315745	12.769150	3.68%	0
2015	13.379067	12.315745	-7.95%	0
2014	12.695006	13.379067	5.39%	0
2013	9.999936	12.695006	26.95%	0
2012*	10.000000	9.999936	0.00%	0
Janus Henderson VIT Balanced Portfolio: Service Sharess - Q/NQ
2017	21.370469	24.667144	15.43%	0
2016	20.965678	21.370469	1.93%	0
2015	21.371531	20.965678	-1.90%	0
2014	20.209679	21.371531	5.75%	0
2013	17.266124	20.209679	17.05%	0
2012	15.588569	17.266124	10.76%	0
2011	15.741438	15.588569	-0.97%	0
2010	14.901852	15.741438	5.63%	0
2009	12.145432	14.901852	22.70%	0
2008	14.810019	12.145432	-17.99%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.707725	9.803073	0.98%	0
2016	9.719682	9.707725	-0.12%	0
2015*	10.000000	9.719682	-2.80%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	29.274839	37.183710	27.02%	0
2016	29.391194	29.274839	-0.40%	0
2015	26.874908	29.391194	9.36%	0
2014	25.360125	26.874908	5.97%	0
2013	19.831652	25.360125	27.88%	0
2012	16.389240	19.831652	21.00%	0
2011	18.025613	16.389240	-9.08%	0
2010	17.327037	18.025613	4.03%	0
2009	12.145867	17.327037	42.66%	0
2008	22.324473	12.145867	-45.59%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	15.898251	22.510809	41.59%	0
2016	14.291751	15.898251	11.24%	0
2015	13.978786	14.291751	2.24%	0
2014	13.084716	13.978786	6.83%	0
2013	9.891772	13.084716	32.28%	0
2012*	10.000000	9.891772	-1.08%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	21.737713	27.782139	27.81%	0
2016	23.847742	21.737713	-8.85%	0
2015	26.766165	23.847742	-10.90%	0
2014	31.168507	26.766165	-14.12%	0
2013	27.915345	31.168507	11.65%	0
2012	25.246530	27.915345	10.57%	0
2011	38.190662	25.246530	-33.89%	0
2010	31.266522	38.190662	22.15%	0
2009	17.871206	31.266522	74.95%	0
2008	38.293639	17.871206	-53.33%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.395071	10.485136	24.90%	0
2016	7.113817	8.395071	18.01%	0
2015	9.108217	7.113817	-21.90%	0
2014	9.776041	9.108217	-6.83%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.907375	10.054156	1.48%	0
2016*	10.000000	9.907375	-0.93%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	12.874009	15.891106	23.44%	0
2016	12.110638	12.874009	6.30%	0
2015	12.667618	12.110638	-4.40%	0
2014	14.016405	12.667618	-9.62%	0
2013	10.158827	14.016405	37.97%	0
2012*	10.000000	10.158827	1.59%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	27.138015	31.115834	14.66%	0
2016	24.412055	27.138015	11.17%	0
2015	25.222353	24.412055	-3.21%	0
2014	23.426074	25.222353	7.67%	0
2013	17.682848	23.426074	32.48%	0
2012	15.619350	17.682848	13.21%	0
2011	16.061210	15.619350	-2.75%	0
2010	14.781145	16.061210	8.66%	0
2009	12.355204	14.781145	19.63%	0
2008	18.803264	12.355204	-34.29%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	15.070421	18.674035	23.91%	0
2016	14.853587	15.070421	1.46%	0
2015	14.299475	14.853587	3.88%	0
2014	14.472182	14.299475	-1.19%	0
2013	11.605534	14.472182	24.70%	0
2012	10.246878	11.605534	13.26%	0
2011	10.677419	10.246878	-4.03%	0
2010*	10.000000	10.677419	6.77%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	9.993581	12.508399	25.16%	0
2016	9.663644	9.993581	3.41%	0
2015*	10.000000	9.663644	-3.36%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	11.848387	12.259038	3.47%	0
2016	11.455241	11.848387	3.43%	0
2015	11.823328	11.455241	-3.11%	0
2014	11.250491	11.823328	5.09%	0
2013	11.582562	11.250491	-2.87%	0
2012	10.857736	11.582562	6.68%	0
2011	10.542938	10.857736	2.99%	0
2010	10.098488	10.542938	4.40%	0
2009	9.449749	10.098488	6.87%	0
2008	10.801613	9.449749	-12.52%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	21.065297	22.555077	7.07%	0
2016	19.496861	21.065297	8.04%	0
2015	20.193268	19.496861	-3.45%	0
2014	20.088065	20.193268	0.52%	0
2013	22.534290	20.088065	-10.86%	0
2012	19.567992	22.534290	15.16%	0
2011	18.737473	19.567992	4.43%	0
2010	17.475981	18.737473	7.22%	0
2009	13.747430	17.475981	27.12%	0
2008	16.550435	13.747430	-16.94%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.177382	10.091757	9.96%	0
2016	8.169955	9.177382	12.33%	0
2015*	10.000000	8.169955	-18.30%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	15.857293	18.207971	14.82%	0
2016	14.620665	15.857293	8.46%	0
2015	16.120299	14.620665	-9.30%	0
2014	16.847611	16.120299	-4.32%	0
2013	13.071535	16.847611	28.89%	0
2012	10.911116	13.071535	19.80%	0
2011	11.270121	10.911116	-3.19%	0
2010*	10.000000	11.270121	12.70%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	23.346029	24.735379	5.95%	0
2016	19.876500	23.346029	17.46%	0
2015	21.290168	19.876500	-6.64%	0
2014	19.293268	21.290168	10.35%	0
2013	14.997245	19.293268	28.65%	0
2012	13.413445	14.997245	11.81%	2,107
2011	13.662112	13.413445	-1.82%	2,362
2010	12.358219	13.662112	10.55%	2,235
2009*	10.000000	12.358219	23.58%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	14.123039	15.978508	13.14%	1,045
2016	13.261105	14.123039	6.50%	1,075
2015	13.441022	13.261105	-1.34%	1,078
2014	13.103534	13.441022	2.58%	1,090
2013	10.878792	13.103534	20.45%	1,075
2012	9.623060	10.878792	13.05%	1,127
2011	9.758453	9.623060	-1.39%	1,157
2010	8.916511	9.758453	9.44%	1,174
2009	7.394927	8.916511	20.58%	1,179
2008	10.778659	7.394927	-31.39%	1,180
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	10.545408	10.634444	0.84%	1,532
2016	10.514297	10.545408	0.30%	1,369
2015	10.786745	10.514297	-2.53%	1,360
2014	10.517076	10.786745	2.56%	1,301
2013	11.049063	10.517076	-4.81%	1,259
2012	10.774671	11.049063	2.55%	1,086
2011	10.430566	10.774671	3.30%	1,028
2010	10.072682	10.430566	3.55%	1,009
2009	9.192839	10.072682	9.57%	1,009
2008	10.439925	9.192839	-11.95%	947
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	14.485800	18.536706	27.96%	0
2016	14.798155	14.485800	-2.11%	0
2015	14.216354	14.798155	4.09%	0
2014	14.288769	14.216354	-0.51%	0
2013	11.368798	14.288769	25.68%	0
2012	9.531758	11.368798	19.27%	724
2011	10.757205	9.531758	-11.39%	788
2010	9.892359	10.757205	8.74%	699
2009	7.150385	9.892359	38.35%	700
2008	11.927430	7.150385	-40.05%	848

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	15.063180	18.808978	24.87%	0
2016	14.135551	15.063180	6.56%	0
2015	13.594589	14.135551	3.98%	0
2014	12.875954	13.594589	5.58%	0
2013	10.168096	12.875954	26.63%	0
2012	8.865280	10.168096	14.70%	0
2011	9.519878	8.865280	-6.88%	0
2010	8.243944	9.519878	15.48%	0
2009	6.080041	8.243944	35.59%	0
2008	11.155936	6.080041	-45.50%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	13.366541	15.923753	19.13%	1,102
2016	12.314903	13.366541	8.54%	1,193
2015	12.469336	12.314903	-1.24%	1,196
2014	11.578662	12.469336	7.69%	1,236
2013	8.912717	11.578662	29.91%	1,291
2012	7.793253	8.912717	14.36%	1,420
2011	8.158742	7.793253	-4.48%	1,463
2010	7.524809	8.158742	8.42%	1,461
2009	5.893277	7.524809	27.68%	1,450
2008	9.739606	5.893277	-39.49%	1,534
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	23.761015	27.322710	14.99%	0
2016	20.683891	23.761015	14.88%	0
2015	22.646487	20.683891	-8.67%	0
2014	21.280109	22.646487	6.42%	0
2013	16.098128	21.280109	32.19%	0
2012	13.944169	16.098128	15.45%	0
2011	14.645164	13.944169	-4.79%	0
2010	12.984174	14.645164	12.79%	0
2009	10.360937	12.984174	25.32%	0
2008	16.892731	10.360937	-38.67%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.291255	10.751675	15.72%	0
2016	9.234673	9.291255	0.61%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	19.442862	20.280556	4.31%	0
2016	17.431559	19.442862	11.54%	0
2015	18.319658	17.431559	-4.85%	0
2014	18.284617	18.319658	0.19%	0
2013	17.478877	18.284617	4.61%	0
2012	15.617881	17.478877	11.92%	0
2011	15.396839	15.617881	1.44%	0
2010	13.927132	15.396839	10.55%	0
2009	9.763592	13.927132	42.64%	0
2008	13.878013	9.763592	-29.65%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	13.169768	16.053891	21.90%	0
2016	11.871131	13.169768	10.94%	0
2015	12.297300	11.871131	-3.47%	0
2014	11.812024	12.297300	4.11%	0
2013	8.423100	11.812024	40.23%	0
2012	7.379479	8.423100	14.14%	0
2011	8.549414	7.379479	-13.68%	0
2010	7.583732	8.549414	12.73%	0
2009	5.074574	7.583732	49.45%	0
2008*	10.000000	5.074574	-49.25%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	14.812903	17.131047	15.65%	0
2016	13.768757	14.812903	7.58%	0
2015	14.152121	13.768757	-2.71%	0
2014	13.107685	14.152121	7.97%	0
2013	9.683031	13.107685	35.37%	0
2012	8.898556	9.683031	8.82%	0
2011	9.415105	8.898556	-5.49%	0
2010	7.798987	9.415105	20.72%	0
2009	6.081035	7.798987	28.25%	0
2008*	10.000000	6.081035	-39.19%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	12.194694	14.274111	17.05%	0
2016	11.517663	12.194694	5.88%	0
2015	11.999294	11.517663	-4.01%	0
2014	11.753265	11.999294	2.09%	0
2013	9.291209	11.753265	26.50%	0
2012	8.187826	9.291209	13.48%	0
2011	8.951193	8.187826	-8.53%	0
2010	7.969799	8.951193	12.31%	0
2009	6.313982	7.969799	26.22%	0
2008*	10.000000	6.313982	-36.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	11.883333	13.010088	9.48%	7,664
2016	11.462165	11.883333	3.67%	8,222
2015	11.857644	11.462165	-3.34%	8,822
2014	11.636713	11.857644	1.90%	9,407
2013	10.388000	11.636713	12.02%	9,848
2012	9.574146	10.388000	8.50%	9,848
2011	9.932656	9.574146	-3.61%	9,848
2010	9.208171	9.932656	7.87%	9,848
2009	7.865828	9.208171	17.07%	9,848
2008*	10.000000	7.865828	-21.34%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	12.215484	13.821839	13.15%	0
2016	11.649313	12.215484	4.86%	0
2015	12.084148	11.649313	-3.60%	0
2014	11.813692	12.084148	2.29%	0
2013	9.972903	11.813692	18.46%	0
2012	8.982727	9.972903	11.02%	0
2011	9.522066	8.982727	-5.66%	0
2010	8.671740	9.522066	9.81%	0
2009	7.148507	8.671740	21.31%	0
2008*	10.000000	7.148507	-28.51%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.081688	11.515987	3.92%	0
2016	10.841711	11.081688	2.21%	0
2015	11.178998	10.841711	-3.02%	0
2014	11.072718	11.178998	0.96%	0
2013	10.800604	11.072718	2.52%	0
2012	10.284299	10.800604	5.02%	0
2011	10.379376	10.284299	-0.92%	0
2010	9.947199	10.379376	4.34%	0
2009	9.008401	9.947199	10.42%	0
2008*	10.000000	9.008401	-9.92%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.359730	11.616784	12.13%	0
2016	10.044769	10.359730	3.14%	0
2015	10.742558	10.044769	-6.50%	0
2014	10.752440	10.742558	-0.09%	0
2013*	10.000000	10.752440	7.52%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.365248	11.929372	15.09%	0
2016	9.988070	10.365248	3.78%	0
2015	10.747369	9.988070	-7.06%	0
2014	10.890029	10.747369	-1.31%	0
2013*	10.000000	10.890029	8.90%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.079846	13.451584	11.36%	0
2016	11.582838	12.079846	4.29%	0
2015	11.983267	11.582838	-3.34%	0
2014	11.729330	11.983267	2.16%	0
2013	10.190928	11.729330	15.10%	0
2012	9.283067	10.190928	9.78%	0
2011	9.728060	9.283067	-4.57%	0
2010	8.940378	9.728060	8.81%	0
2009	7.503919	8.940378	19.14%	0
2008*	10.000000	7.503919	-24.96%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	12.157718	14.025371	15.36%	0
2016	11.565174	12.157718	5.12%	0
2015	12.018682	11.565174	-3.77%	0
2014	11.764943	12.018682	2.16%	0
2013	9.689509	11.764943	21.42%	0
2012	8.655633	9.689509	11.94%	0
2011	9.293142	8.655633	-6.86%	0
2010	8.394383	9.293142	10.71%	0
2009	6.787876	8.394383	23.67%	0
2008*	10.000000	6.787876	-32.12%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	11.700927	12.562755	7.37%	867
2016	11.297981	11.700927	3.57%	1,865
2015	11.688490	11.297981	-3.34%	1,943
2014	11.494427	11.688490	1.69%	2,021
2013	10.576351	11.494427	8.68%	2,100
2012	9.837830	10.576351	7.51%	0
2011	10.096214	9.837830	-2.56%	0
2010	9.477613	10.096214	6.53%	0
2009	8.243260	9.477613	14.97%	0
2008*	10.000000	8.243260	-17.57%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	11.452132	11.657129	1.79%	0
2016	11.162271	11.452132	2.60%	0
2015	11.526562	11.162271	-3.16%	0
2014	11.270571	11.526562	2.27%	0
2013	11.786815	11.270571	-4.38%	0
2012	11.225019	11.786815	5.00%	1,681
2011	10.813910	11.225019	3.80%	1,530
2010	10.365838	10.813910	4.32%	1,593
2009	9.770424	10.365838	6.09%	1,552
2008*	10.000000	9.770424	-2.30%	1,456
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	12.257573	12.427573	1.39%	0
2016	12.140339	12.257573	0.97%	0
2015	12.490763	12.140339	-2.81%	0
2014	12.189741	12.490763	2.47%	0
2013	12.737701	12.189741	-4.30%	0
2012	12.171912	12.737701	4.65%	0
2011	11.747246	12.171912	3.62%	0
2010	11.121340	11.747246	5.63%	0
2009	9.776210	11.121340	13.76%	0
2008*	10.000000	9.776210	-2.24%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	11.685412	13.459463	15.18%	0
2016	10.737038	11.685412	8.83%	0
2015	11.348347	10.737038	-5.39%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.239134	12.500352	11.22%	0
2016	10.575576	11.239134	6.27%	0
2015	11.018675	10.575576	-4.02%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	23.720560	32.730891	37.99%	0
2016	22.588078	23.720560	5.01%	0
2015	27.600690	22.588078	-18.16%	0
2014	29.967920	27.600690	-7.90%	0
2013	30.542482	29.967920	-1.88%	0
2012	26.722812	30.542482	14.29%	0
2011	35.336122	26.722812	-24.38%	0
2010	31.202039	35.336122	13.25%	0
2009	19.582226	31.202039	59.34%	0
2008	47.645783	19.582226	-58.90%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	11.281150	11.252131	-0.26%	0
2016	11.460991	11.281150	-1.57%	0
2015	11.743590	11.460991	-2.41%	0
2014	11.494837	11.743590	2.16%	0
2013	12.262795	11.494837	-6.26%	0
2012	12.179887	12.262795	0.68%	1,597
2011	11.622557	12.179887	4.80%	1,404
2010	11.353241	11.622557	2.37%	1,470
2009	11.316250	11.353241	0.33%	1,416
2008	10.752526	11.316250	5.24%	1,230
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	8.420868	8.262388	-1.88%	0
2016	8.617901	8.420868	-2.29%	0
2015	8.820785	8.617901	-2.30%	0
2014	9.028432	8.820785	-2.30%	0
2013	9.240975	9.028432	-2.30%	0
2012	9.459122	9.240975	-2.31%	3,397
2011	9.681179	9.459122	-2.29%	2,888
2010	9.909073	9.681179	-2.30%	2,888
2009	10.138094	9.909073	-2.26%	2,614
2008	10.167942	10.138094	-0.29%	2,173
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	7.763604	9.639394	24.16%	0
2016	7.895826	7.763604	-1.67%	0
2015	8.350721	7.895826	-5.45%	0
2014	8.609305	8.350721	-3.00%	0
2013	7.495499	8.609305	14.86%	0
2012	6.658488	7.495499	12.57%	0
2011	7.572217	6.658488	-12.07%	0
2010	6.858499	7.572217	10.41%	0
2009	5.422874	6.858499	26.47%	0
2008*	10.000000	5.422874	-45.77%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	8.526172	10.368080	21.60%	0
2016	8.680936	8.526172	-1.78%	0
2015	9.010508	8.680936	-3.66%	0
2014	9.830994	9.010508	-8.35%	0
2013	8.315198	9.830994	18.23%	0
2012	7.200089	8.315198	15.49%	0
2011	8.455900	7.200089	-14.85%	0
2010	8.058595	8.455900	4.93%	0
2009	6.413474	8.058595	25.65%	0
2008	11.535449	6.413474	-44.40%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	22.807280	26.391187	15.71%	0
2016	21.323753	22.807280	6.96%	0
2015	22.045835	21.323753	-3.28%	0
2014	21.493317	22.045835	2.57%	0
2013	17.288425	21.493317	24.32%	0
2012	15.268197	17.288425	13.23%	0
2011	16.266448	15.268197	-6.14%	0
2010	14.524317	16.266448	11.99%	0
2009	11.686794	14.524317	24.28%	0
2008	18.940954	11.686794	-38.30%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	14.856768	16.131804	8.58%	0
2016	14.303997	14.856768	3.86%	0
2015	14.666217	14.303997	-2.47%	0
2014	14.353336	14.666217	2.18%	0
2013	12.952442	14.353336	10.82%	0
2012	12.120454	12.952442	6.86%	0
2011	12.296361	12.120454	-1.43%	0
2010	11.460873	12.296361	7.29%	0
2009*	10.000000	11.460873	14.61%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	17.138988	19.225801	12.18%	0
2016	16.281254	17.138988	5.27%	0
2015	16.753676	16.281254	-2.82%	0
2014	16.298607	16.753676	2.79%	0
2013	13.960620	16.298607	16.75%	0
2012	12.730542	13.960620	9.66%	0
2011	13.152685	12.730542	-3.21%	0
2010	12.016478	13.152685	9.46%	0
2009*	10.000000	12.016478	20.16%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	12.762213	13.178098	3.26%	1,846
2016	12.527670	12.762213	1.87%	1,848
2015	12.788741	12.527670	-2.04%	1,850
2014	12.599630	12.788741	1.50%	1,853
2013	12.301846	12.599630	2.42%	1,855
2012	11.972516	12.301846	2.75%	1,858
2011	11.904769	11.972516	0.57%	1,860
2010	11.506906	11.904769	3.46%	1,863
2009	10.796914	11.506906	6.58%	1,865
2008	11.759376	10.796914	-8.18%	1,868
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.348341	11.529703	11.42%	0
2016	10.019375	10.348341	3.28%	0
2015	10.598807	10.019375	-5.47%	0
2014	10.588302	10.598807	0.10%	0
2013*	10.000000	10.588302	5.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.405190	11.891147	14.28%	0
2016	9.957330	10.405190	4.50%	0
2015	10.611462	9.957330	-6.16%	0
2014	10.676193	10.611462	-0.61%	0
2013*	10.000000	10.676193	6.76%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	17.940753	19.795313	10.34%	0
2016	17.137756	17.940753	4.69%	0
2015	17.600125	17.137756	-2.63%	0
2014	17.127076	17.600125	2.76%	0
2013	15.030908	17.127076	13.95%	0
2012	13.884408	15.030908	8.26%	0
2011	14.216316	13.884408	-2.33%	0
2010	13.119027	14.216316	8.36%	0
2009	11.271078	13.119027	16.40%	0
2008	15.020895	11.271078	-24.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	20.750885	23.656661	14.00%	0
2016	19.577522	20.750885	5.99%	0
2015	20.185772	19.577522	-3.01%	0
2014	19.685183	20.185772	2.54%	0
2013	16.464155	19.685183	19.56%	0
2012	14.814165	16.464155	11.14%	0
2011	15.491667	14.814165	-4.37%	0
2010	14.052561	15.491667	10.24%	0
2009	11.562898	14.052561	21.53%	0
2008	17.250735	11.562898	-32.97%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	15.395496	16.428018	6.71%	0
2016	14.906771	15.395496	3.28%	0
2015	15.262382	14.906771	-2.33%	0
2014	14.914797	15.262382	2.33%	0
2013	13.815906	14.914797	7.95%	0
2012	13.089553	13.815906	5.55%	0
2011	13.126252	13.089553	-0.28%	0
2010	12.380722	13.126252	6.02%	0
2009	11.061455	12.380722	11.93%	0
2008	13.326911	11.061455	-17.00%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	21.903449	27.194290	24.16%	0
2016	21.696358	21.903449	0.95%	0
2015	21.185453	21.696358	2.41%	0
2014	19.973956	21.185453	6.07%	0
2013	15.000801	19.973956	33.15%	0
2012	12.966115	15.000801	15.69%	0
2011	13.610303	12.966115	-4.73%	0
2010	12.837189	13.610303	6.02%	0
2009*	10.000000	12.837189	28.37%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.025388	11.514913	14.86%	0
2016	9.452743	10.025388	6.06%	0
2015	9.897707	9.452743	-4.50%	0
2014*	10.000000	9.897707	-1.02%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.617481	12.624852	18.91%	0
2016	9.874788	10.617481	7.52%	0
2015	10.093001	9.874788	-2.16%	0
2014*	10.000000	10.093001	0.93%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	34.544444	39.078146	13.12%	0
2016	29.391794	34.544444	17.53%	0
2015	30.865983	29.391794	-4.78%	0
2014	28.872720	30.865983	6.90%	0
2013	22.211558	28.872720	29.99%	0
2012	19.353925	22.211558	14.77%	919
2011	20.325826	19.353925	-4.78%	1,044
2010	16.484590	20.325826	23.30%	973
2009	12.337819	16.484590	33.61%	1,068
2008	19.876563	12.337819	-37.93%	1,266

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	13.978710	14.522855	3.89%	0
2016	13.168214	13.978710	6.15%	0
2015	13.879403	13.168214	-5.12%	0
2014	13.675061	13.879403	1.49%	0
2013	14.156194	13.675061	-3.40%	0
2012	12.908919	14.156194	9.66%	1,412
2011	12.517550	12.908919	3.13%	1,355
2010	11.585507	12.517550	8.04%	1,392
2009	9.533781	11.585507	21.52%	1,427
2008	11.798369	9.533781	-19.19%	1,501
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	9.368660	11.491415	22.66%	0
2016	9.831632	9.368660	-4.71%	0
2015	10.129433	9.831632	-2.94%	0
2014	10.510044	10.129433	-3.62%	0
2013	8.884716	10.510044	18.29%	0
2012	7.872503	8.884716	12.86%	912
2011	8.915532	7.872503	-11.70%	949
2010	8.018277	8.915532	11.19%	844
2009	6.029803	8.018277	32.98%	875
2008*	10.000000	6.029803	-39.70%	1,018
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	13.307968	15.933026	19.73%	0
2016	12.974106	13.307968	2.57%	0
2015	14.029631	12.974106	-7.52%	0
2014	15.898567	14.029631	-11.76%	0
2013	13.442991	15.898567	18.27%	0
2012	11.755995	13.442991	14.35%	0
2011	14.395253	11.755995	-18.33%	0
2010	13.913691	14.395253	3.46%	0
2009	10.996427	13.913691	26.53%	0
2008	21.030912	10.996427	-47.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	13.577939	17.230613	26.90%	0
2016	13.625530	13.577939	-0.35%	0
2015	13.523072	13.625530	0.76%	0
2014	12.566157	13.523072	7.62%	0
2013	9.568821	12.566157	31.32%	0
2012	8.433406	9.568821	13.46%	4,437
2011	8.919870	8.433406	-5.45%	4,950
2010	7.914192	8.919870	12.71%	4,779
2009	6.262350	7.914192	26.38%	4,951
2008*	10.000000	6.262350	-37.38%	5,196

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	13.731250	15.343201	11.74%	0
2016	12.110392	13.731250	13.38%	0
2015	12.836678	12.110392	-5.66%	0
2014	11.918075	12.836678	7.71%	0
2013	9.034083	11.918075	31.92%	0
2012	7.863867	9.034083	14.88%	0
2011	8.570841	7.863867	-8.25%	0
2010	7.780740	8.570841	10.15%	0
2009	6.250529	7.780740	24.48%	0
2008*	10.000000	6.250529	-37.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	13.669296	17.031783	24.60%	0
2016	13.191374	13.669296	3.62%	0
2015	13.548800	13.191374	-2.64%	0
2014	13.370464	13.548800	1.33%	0
2013	9.873347	13.370464	35.42%	0
2012	8.815361	9.873347	12.00%	0
2011	9.442793	8.815361	-6.64%	0
2010	7.642125	9.442793	23.56%	0
2009	6.173291	7.642125	23.79%	0
2008*	10.000000	6.173291	-38.27%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	17.766065	19.760916	11.23%	0
2016	15.462607	17.766065	14.90%	0
2015	16.296941	15.462607	-5.12%	0
2014	14.254428	16.296941	14.33%	0
2013	10.753292	14.254428	32.56%	0
2012	9.460613	10.753292	13.66%	0
2011	9.913010	9.460613	-4.56%	0
2010	8.481138	9.913010	16.88%	0
2009	6.653502	8.481138	27.47%	0
2008*	10.000000	6.653502	-33.46%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	21.227412	25.852557	21.79%	0
2016	20.105594	21.227412	5.58%	0
2015	20.470546	20.105594	-1.78%	0
2014	20.433844	20.470546	0.18%	0
2013	14.528970	20.433844	40.64%	0
2012	13.150073	14.528970	10.49%	0
2011	13.575955	13.150073	-3.14%	0
2010	11.106900	13.575955	22.23%	0
2009	8.938350	11.106900	24.26%	0
2008	17.113159	8.938350	-47.77%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	34.597653	36.763129	6.26%	0
2016	28.189252	34.597653	22.73%	0
2015	30.789469	28.189252	-8.45%	0
2014	29.517377	30.789469	4.31%	0
2013	21.576135	29.517377	36.81%	0
2012	18.357664	21.576135	17.53%	562
2011	19.872760	18.357664	-7.62%	678
2010	16.082411	19.872760	23.57%	607
2009	13.078860	16.082411	22.96%	647
2008	19.774663	13.078860	-33.86%	714
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	31.143145	34.445309	10.60%	0
2016	26.010401	31.143145	19.73%	0
2015	27.137101	26.010401	-4.15%	0
2014	27.622459	27.137101	-1.76%	0
2013	20.115307	27.622459	37.32%	0
2012	17.869057	20.115307	12.57%	0
2011	19.415660	17.869057	-7.97%	0
2010	15.900436	19.415660	22.11%	0
2009	12.106536	15.900436	31.34%	0
2008	20.102337	12.106536	-39.78%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	21.468930	25.223413	17.49%	0
2016	19.767251	21.468930	8.61%	0
2015	20.099590	19.767251	-1.65%	0
2014	18.398691	20.099590	9.24%	0
2013	14.398350	18.398691	27.78%	0
2012	12.945487	14.398350	11.22%	0
2011	13.199707	12.945487	-1.93%	0
2010	11.932366	13.199707	10.62%	0
2009	9.727310	11.932366	22.67%	0
2008	17.052689	9.727310	-42.96%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	12.781484	13.255574	3.71%	0
2016	12.205434	12.781484	4.72%	0
2015	13.242372	12.205434	-7.83%	0
2014	10.539067	13.242372	25.65%	0
2013	10.503576	10.539067	0.34%	0
2012	9.301977	10.503576	12.92%	0
2011	8.969846	9.301977	3.70%	0
2010	7.071839	8.969846	26.84%	0
2009	5.546102	7.071839	27.51%	0
2008*	10.000000	5.546102	-44.54%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	13.779199	16.320770	18.44%	0
2016	12.659902	13.779199	8.84%	0
2015	12.836900	12.659902	-1.38%	0
2014	11.619549	12.836900	10.48%	0
2013*	10.000000	11.619549	16.20%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.608074	9.535930	-0.75%	0
2016	9.594573	9.608074	0.14%	0
2015	9.854059	9.594573	-2.63%	0
2014	10.036467	9.854059	-1.82%	0
2013	10.261925	10.036467	-2.20%	0
2012	10.146606	10.261925	1.14%	4,603
2011	10.251736	10.146606	-1.03%	4,047
2010	10.245163	10.251736	0.06%	4,073
2009	9.790268	10.245163	4.65%	3,801
2008*	10.000000	9.790268	-2.10%	3,420
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	13.995779	15.614047	11.56%	0
2016	11.850902	13.995779	18.10%	0
2015	12.752522	11.850902	-7.07%	0
2014	12.484524	12.752522	2.15%	0
2013*	10.000000	12.484524	24.85%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	13.015772	15.606487	19.90%	0
2016	13.174454	13.015772	-1.20%	0
2015	14.032396	13.174454	-6.11%	0
2014	15.636773	14.032396	-10.26%	0
2013	13.326827	15.636773	17.33%	0
2012	11.409125	13.326827	16.81%	0
2011	13.334389	11.409125	-14.44%	0
2010	12.833644	13.334389	3.90%	0
2009*	10.000000	12.833644	28.34%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	27.204243	33.109414	21.71%	0
2016	26.730470	27.204243	1.77%	0
2015	27.090316	26.730470	-1.33%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	9.167303	9.036849	-1.42%	0
2016	9.269498	9.167303	-1.10%	0
2015	9.470324	9.269498	-2.12%	0
2014	9.634507	9.470324	-1.70%	0
2013	9.800872	9.634507	-1.70%	0
2012	9.590532	9.800872	2.19%	0
2011	9.787414	9.590532	-2.01%	0
2010	9.514932	9.787414	2.86%	0
2009	8.593607	9.514932	10.72%	0
2008	10.160396	8.593607	-15.42%	0
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	23.296389	26.957164	15.71%	0
2016	21.702914	23.296389	7.34%	0
2015	22.317311	21.702914	-2.75%	0
2014	20.694220	22.317311	7.84%	0
2013	15.392869	20.694220	34.44%	0
2012	14.197303	15.392869	8.42%	0
2011	14.992720	14.197303	-5.31%	0
2010	12.490608	14.992720	20.03%	0
2009	9.727621	12.490608	28.40%	0
2008	16.442567	9.727621	-40.84%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	26.776394	35.664817	33.19%	0
2016	27.448158	26.776394	-2.45%	0
2015	27.099198	27.448158	1.29%	0
2014	27.178412	27.099198	-0.29%	0
2013	21.905402	27.178412	24.07%	0
2012	18.538302	21.905402	18.16%	0
2011	20.742794	18.538302	-10.63%	0
2010	18.349276	20.742794	13.04%	0
2009	13.477338	18.349276	36.15%	0
2008	23.119610	13.477338	-41.71%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	9.769477	10.121611	3.60%	0
2016	9.409321	9.769477	3.83%	0
2015	9.876983	9.409321	-4.73%	0
2014	9.863748	9.876983	0.13%	0
2013	10.133155	9.863748	-2.66%	0
2012*	10.000000	10.133155	1.33%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.591453	10.614404	23.55%	0
2016	9.038578	8.591453	-4.95%	0
2015	8.972701	9.038578	0.73%	0
2014*	10.000000	8.972701	-10.27%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	23.376771	26.640465	13.96%	0
2016	21.496713	23.376771	8.75%	0
2015	21.339780	21.496713	0.74%	0
2014	19.784433	21.339780	7.86%	0
2013	15.406366	19.784433	28.42%	0
2012	13.523659	15.406366	13.92%	0
2011	13.885036	13.523659	-2.60%	0
2010	12.269861	13.885036	13.16%	0
2009	9.811972	12.269861	25.05%	0
2008	16.364280	9.811972	-40.04%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	34.119901	37.974817	11.30%	0
2016	29.676310	34.119901	14.97%	0
2015	32.346173	29.676310	-8.25%	0
2014	29.651819	32.346173	9.09%	0
2013	21.582024	29.651819	37.39%	0
2012	18.773867	21.582024	14.96%	0
2011	19.684041	18.773867	-4.62%	0
2010	16.372203	19.684041	20.23%	0
2009	12.242398	16.372203	33.73%	0
2008	20.212960	12.242398	-39.43%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	9.914414	10.983050	10.78%	0
2016	8.987299	9.914414	10.32%	0
2015	10.129661	8.987299	-11.28%	0
2014	10.321188	10.129661	-1.86%	0
2013	10.552634	10.321188	-2.19%	0
2012*	10.000000	10.552634	5.53%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	9.505468	10.195769	7.26%	0
2016	8.593193	9.505468	10.62%	0
2015	9.008555	8.593193	-4.61%	0
2014	9.092908	9.008555	-0.93%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.248186	11.087993	8.19%	0
2016	10.192831	10.248186	0.54%	0
2015	11.239250	10.192831	-9.31%	0
2014	11.469321	11.239250	-2.01%	0
2013	12.564421	11.469321	-8.72%	0
2012	12.221538	12.564421	2.81%	0
2011	11.537443	12.221538	5.93%	0
2010	10.797116	11.537443	6.86%	0
2009*	10.000000	10.797116	7.97%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	10.595451	10.482050	-1.07%	0
2016	10.704493	10.595451	-1.02%	0
2015	10.933666	10.704493	-2.10%	0
2014	11.107934	10.933666	-1.57%	0
2013	11.395900	11.107934	-2.53%	0
2012	11.030626	11.395900	3.31%	0
2011	11.176939	11.030626	-1.31%	0
2010	10.876049	11.176939	2.77%	0
2009*	10.000000	10.876049	8.76%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.046079	10.041901	-0.04%	0
2016*	10.000000	10.046079	0.46%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.171590	10.417010	2.41%	0
2016	10.148203	10.171590	0.23%	0
2015	10.352363	10.148203	-1.97%	0
2014	10.172145	10.352363	1.77%	0
2013	10.629848	10.172145	-4.31%	0
2012	9.936712	10.629848	6.98%	0
2011*	10.000000	9.936712	-0.63%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.188482	11.88%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.293334	13.165444	27.90%	0
2016*	10.000000	10.293334	2.93%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	15.253079	18.864741	23.68%	0
2016	16.003834	15.253079	-4.69%	0
2015	16.357719	16.003834	-2.16%	0
2014	17.960197	16.357719	-8.92%	0
2013	14.353597	17.960197	25.13%	0
2012	12.051099	14.353597	19.11%	0
2011	14.849104	12.051099	-18.84%	0
2010	13.813432	14.849104	7.50%	0
2009	11.344216	13.813432	21.77%	0
2008	20.717476	11.344216	-45.24%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	26.126936	32.498694	24.39%	0
2016	29.949762	26.126936	-12.76%	0
2015	27.255890	29.949762	9.88%	0
2014	21.259170	27.255890	28.21%	0
2013	14.456733	21.259170	47.05%	0
2012	11.296020	14.456733	27.98%	0
2011	10.473605	11.296020	7.85%	0
2010*	10.000000	10.473605	4.74%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.386883	7.075181	-4.22%	0
2016	5.271669	7.386883	40.12%	0
2015	8.129764	5.271669	-35.16%	0
2014	10.317543	8.129764	-21.20%	0
2013	9.574679	10.317543	7.76%	0
2012*	10.000000	9.574679	-4.25%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.534776	7.236963	-3.95%	0
2016	5.366103	7.534776	40.41%	0
2015	8.253123	5.366103	-34.98%	0
2014	10.442632	8.253123	-20.97%	0
2013	9.669858	10.442632	7.99%	0
2012*	10.000000	9.669858	-3.30%	0
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2017	18.379059	24.170527	31.51%	0
2016	18.713515	18.379059	-1.79%	0
2015	18.900069	18.713515	-0.99%	0
2014	18.625264	18.900069	1.48%	0
2013	13.628306	18.625264	36.67%	0
2012	11.587153	13.628306	17.62%	0
2011	12.555126	11.587153	-7.71%	0
2010*	10.000000	12.555126	25.55%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	21.513078	26.455146	22.97%	0
2016	20.435059	21.513078	5.28%	0
2015	21.537047	20.435059	-5.12%	0
2014	22.466058	21.537047	-4.14%	0
2014	22.466058	21.537047	-4.14%	0
2013	15.306144	22.466058	46.78%	0
2012	14.524156	15.306144	5.38%	0
2011	15.581694	14.524156	-6.79%	0
2010	12.580117	15.581694	23.86%	0
2009	8.435497	12.580117	49.13%	0
2008	14.740596	8.435497	-42.77%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	10.909843	12.180233	11.64%	0
2016	10.807856	10.909843	0.94%	0
2015	11.213764	10.807856	-3.62%	0
2014	11.020029	11.213764	1.76%	0
2013	10.082088	11.020029	9.30%	0
2012*	10.000000	10.082088	0.82%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	23.589414	27.321003	15.82%	0
2016	21.747899	23.589414	8.47%	0
2015	21.958004	21.747899	-0.96%	0
2014	20.574932	21.958004	6.72%	0
2013	15.654492	20.574932	31.43%	0
2012	13.674064	15.654492	14.48%	0
2011	13.201085	13.674064	3.58%	0
2010	11.984654	13.201085	10.15%	0
2009	10.197941	11.984654	17.52%	0
2008	17.610360	10.197941	-42.09%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	35.140028	38.726386	10.21%	0
2016	28.834421	35.140028	21.87%	0
2015	31.311360	28.834421	-7.91%	0
2014	29.431927	31.311360	6.39%	0
2013	21.898322	29.431927	34.40%	0
2012	18.930268	21.898322	15.68%	0
2011	21.214186	18.930268	-10.77%	0
2010	17.161136	21.214186	23.62%	0
2009	12.319109	17.161136	39.31%	0
2008	19.635378	12.319109	12.32%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	11.917699	12.065735	1.24%	0
2016	11.690790	11.917699	1.94%	0
2015	12.275156	11.690790	-4.76%	0
2014	12.169016	12.275156	0.87%	0
2013	13.616534	12.169016	-10.63%	0
2012	12.985892	13.616534	4.86%	0
2011	11.899828	12.985892	9.13%	0
2010	11.592697	11.899828	2.65%	0
2009	10.771404	11.592697	7.62%	0
2008	11.208694	10.771404	-3.90%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2017	22.397010	26.311827	17.48%	0
2016	20.260159	22.397010	10.55%	0
2015	22.060153	20.260159	-8.16%	0
2014	20.110998	22.060153	9.69%	0
2013	15.200904	20.110998	32.30%	0
2012	13.601172	15.200904	11.76%	0
2011	13.540946	13.601172	0.44%	0
2010	12.178528	13.540946	11.19%	0
2009	10.589505	12.178528	15.01%	0
2008	16.615074	10.589505	-36.27%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2017	24.629401	26.810530	8.86%	0
2016	20.551514	24.629401	19.84%	0
2015	21.383915	20.551514	-3.89%	0
2014	18.839219	21.383915	13.51%	0
2013	14.851686	18.839219	26.85%	0
2012	13.086343	14.851686	13.49%	0
2011	13.514572	13.086343	-3.17%	0
2010	11.632166	13.514572	16.18%	0
2009	9.177100	11.632166	26.75%	0
2008	12.449547	9.177100	-26.29%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	10.991439	12.503995	13.76%	0
2016	9.697795	10.991439	13.34%	0
2015*	10.000000	9.697795	-3.02%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	14.147169	15.709589	11.04%	0
2016	13.955650	14.147169	1.37%	0
2015	14.436065	13.955650	-3.33%	0
2014	14.503265	14.436065	-0.46%	0
2013	12.980911	14.503265	11.73%	0
2012	12.089140	12.980911	7.38%	0
2011	12.847133	12.089140	-5.90%	0
2010	11.986146	12.847133	7.18%	0
2009*	10.000000	11.986146	19.86%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.086090	10.546915	4.57%	0
2016	9.154630	10.086090	10.17%	0
2015*	10.000000	9.154630	-8.45%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.731279	9.807899	0.79%	0
2016	9.725657	9.731279	0.06%	0
2015*	10.000000	9.725657	-2.74%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.135199	1.35%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	14.649232	15.988075	9.14%	0
2016	11.443418	14.649232	28.01%	0
2015	12.528510	11.443418	-8.66%	0
2014	12.147538	12.528510	3.14%	0
2013*	10.000000	12.147538	21.48%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.579015	13.008454	12.35%	0
2016	10.292236	11.579015	12.50%	0
2015	10.812008	10.292236	-4.81%	0
2014*	10.000000	10.812008	8.12%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	36.196786	39.733014	9.77%	0
2016	29.480674	36.196786	22.78%	19
2015	30.910301	29.480674	-4.63%	21
2014	30.112007	30.910301	2.65%	36
2013	21.913938	30.112007	37.41%	34
2012	19.390134	21.913938	13.02%	193
2011	19.744723	19.390134	-1.80%	218
2010	16.069221	19.744723	22.87%	214
2009	13.162024	16.069221	22.09%	0
2008	19.511021	13.162024	-32.54%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	24.007451	28.418282	18.37%	0
2016	22.059658	24.007451	8.83%	0
2015	22.396047	22.059658	-1.50%	0
2014	20.277739	22.396047	10.45%	0
2013	15.766615	20.277739	28.61%	0
2012	13.983105	15.766615	12.75%	0
2011	14.090582	13.983105	-0.76%	0
2010	12.598052	14.090582	11.85%	0
2009	10.235430	12.598052	23.08%	0
2008	16.723589	10.235430	-38.80%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2017	20.185390	25.036797	24.03%	0
2016	19.203803	20.185390	5.11%	0
2015	20.214564	19.203803	-5.00%	0
2014	19.198411	20.214564	5.29%	0
2013	16.271558	19.198411	17.99%	0
2012	15.130188	16.271558	7.54%	0
2011	14.248269	15.130188	6.19%	0
2010	12.682796	14.248269	12.34%	0
2009	10.625956	12.682796	19.36%	0
2008	15.484277	10.625956	-31.38%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2017	19.543698	23.737238	21.46%	0
2016	17.135713	19.543698	14.05%	0
2015	18.002210	17.135713	-4.81%	0
2014	18.195066	18.002210	-1.06%	0
2013	12.570974	18.195066	44.74%	0
2012	10.707139	12.570974	17.41%	0
2011	12.758061	10.707139	-16.08%	0
2010	9.987081	12.758061	27.75%	0
2009	8.132281	9.987081	22.81%	0
2008	13.383655	8.132281	-39.24%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.101833	10.204689	1.02%	0
2016	9.494878	10.101833	6.39%	0
2015	9.820812	9.494878	-3.32%	0
2014	9.999929	9.820812	-1.79%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	12.508602	13.518689	8.08%	0
2016	13.409638	12.508602	-6.72%	0
2015	14.676769	13.409638	-8.63%	0
2014	15.232712	14.676769	-3.65%	0
2013	13.434383	15.232712	13.39%	0
2012	12.504656	13.434383	7.44%	0
2011	13.551526	12.504656	-7.73%	0
2010	12.280037	13.551526	10.35%	0
2009	11.102725	12.280037	10.60%	0
2008	16.166502	11.102725	-31.32%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	12.282113	12.443992	1.32%	0
2016	12.147842	12.282113	1.11%	0
2015	12.495095	12.147842	-2.78%	0
2014	12.361554	12.495095	1.08%	0
2013	12.564746	12.361554	-1.62%	0
2012	11.757239	12.564746	6.87%	0
2011	11.804436	11.757239	-0.40%	0
2010	11.163853	11.804436	5.74%	0
2009	9.514651	11.163853	17.33%	0
2008	10.539678	9.514651	-9.73%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2017	13.920793	15.334312	10.15%	0
2016	13.546358	13.920793	2.76%	0
2015	13.946345	13.546358	-2.87%	0
2014	13.704834	13.946345	1.76%	0
2013	12.398441	13.704834	10.54%	0
2012	11.379419	12.398441	8.95%	0
2011	11.702681	11.379419	-2.76%	0
2010	10.648227	11.702681	9.90%	0
2009	8.797094	10.648227	21.04%	0
2008	12.039071	8.797094	-26.93%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2017	14.522513	16.488372	13.54%	0
2016	14.055425	14.522513	3.32%	0
2015	14.460079	14.055425	-2.80%	0
2014	14.157491	14.460079	2.14%	0
2013	12.537828	14.157491	12.92%	0
2012	11.355946	12.537828	10.41%	0
2011	11.774845	11.355946	-3.56%	0
2010	10.546772	11.774845	11.64%	0
2009	8.401962	10.546772	25.53%	0
2008	12.804368	8.401962	-34.38%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2017	15.225639	17.945950	17.87%	0
2016	14.656811	15.225639	3.88%	0
2015	15.089502	14.656811	-2.87%	0
2014	14.752886	15.089502	2.28%	0
2013	12.443752	14.752886	18.56%	0
2012	11.064163	12.443752	12.47%	0
2011	11.659781	11.064163	-5.11%	0
2010	10.302965	11.659781	13.17%	0
2009	8.043137	10.302965	28.10%	0
2008	13.322549	8.043137	-39.63%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.361763	11.749807	13.40%	0
2016*	10.000000	10.361763	3.62%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	15.863755	15.062027	-5.05%	0
2016	12.167618	15.863755	30.38%	0
2015	15.723578	12.167618	-22.62%	0
2014	18.458904	15.723578	-14.82%	0
2013	15.226465	18.458904	21.23%	0
2012	14.888903	15.226465	2.27%	0
2011	16.082808	14.888903	-7.42%	0
2010	13.821692	16.082808	16.36%	0
2009	9.591436	13.821692	44.10%	0
2008	21.543912	9.591436	-55.48%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	22.389871	24.631280	10.01%	0
2016	19.477762	22.389871	14.95%	0
2015	20.829407	19.477762	-6.49%	0
2014	19.663313	20.829407	5.93%	0
2013	15.752712	19.663313	24.82%	0
2012	13.782098	15.752712	14.30%	0
2011	14.021290	13.782098	-1.71%	0
2010	12.494586	14.021290	12.22%	0
2009	9.851363	12.494586	26.83%	0
2008	17.642038	9.851363	-44.16%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.182860	12.735000	13.88%	0
2016*	10.000000	11.182860	11.83%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	22.969678	30.241666	31.66%	0
2016	23.392298	22.969678	-1.81%	0
2015	22.408104	23.392298	4.39%	0
2014	20.670881	22.408104	8.40%	0
2013	15.564680	20.670881	32.81%	0
2012	13.933293	15.564680	11.71%	0
2011	14.272534	13.933293	-2.38%	0
2010	11.799969	14.272534	20.95%	0
2009	9.443148	11.799969	24.96%	0
2008	18.354004	9.443148	-48.55%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	12.542341	12.737353	1.55%	0
2016	12.292872	12.542341	2.03%	194
2015	12.696625	12.292872	-3.18%	189
2014	12.310580	12.696625	3.14%	347
2013	12.873058	12.310580	-4.37%	336
2012	12.484039	12.873058	3.12%	1,320
2011	11.943367	12.484039	4.53%	1,129
2010	11.372363	11.943367	5.02%	1,256
2009	10.085775	11.372363	12.76%	1,277
2008	10.698836	10.085775	-5.73%	1,074
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	35.019712	41.222798	17.71%	0
2016	32.039923	35.019712	9.30%	0
2015	33.354349	32.039923	-3.94%	0
2014	32.214059	33.354349	3.54%	0
2013	24.279764	32.214059	32.68%	0
2012	21.704664	24.279764	11.86%	0
2011	24.931965	21.704664	-12.94%	0
2010	19.857680	24.931965	25.55%	0
2009	14.551074	19.857680	36.47%	0
2008	24.674874	14.551074	-41.03%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	18.550242	23.548243	26.94%	0
2016	20.051855	18.550242	-7.49%	0
2015	19.879191	20.051855	0.87%	0
2014	22.199598	19.879191	-10.45%	0
2013	17.464920	22.199598	27.11%	0
2012	14.858247	17.464920	17.54%	0
2011	18.407275	14.858247	-19.28%	0
2010	16.706489	18.407275	10.18%	0
2009	13.554576	16.706489	23.25%	0
2008	24.770690	13.554576	-45.28%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017	11.682536	11.839076	1.34%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	28.350989	32.970952	16.30%	0
2016	26.568018	28.350989	6.71%	0
2015	28.104146	26.568018	-5.47%	0
2014	27.020651	28.104146	4.01%	0
2013	21.254930	27.020651	27.13%	0
2012	17.131080	21.254930	24.07%	0
2011	19.285662	17.131080	-11.17%	0
2010	15.632125	19.285662	23.37%	0
2009	10.186508	15.632125	53.46%	0
2008	21.415648	10.186508	-52.43%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	11.935572	13.052139	9.35%	0
2016	10.798662	11.935572	10.53%	0
2015	11.791229	10.798662	-8.42%	0
2014	11.740635	11.791229	0.43%	0
2013	9.713970	11.740635	20.86%	0
2012	8.625717	9.713970	12.62%	0
2011	8.971226	8.625717	-3.85%	0
2010	8.332565	8.971226	7.66%	0
2009	6.551202	8.332565	27.19%	0
2008*	10.000000	6.551202	-34.49%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	14.141147	15.145641	7.10%	0
2016	12.699538	14.141147	11.35%	0
2015	13.992307	12.699538	-9.24%	0
2014	13.696826	13.992307	2.16%	0
2013	12.310167	13.696826	11.26%	0
2012	11.191147	12.310167	10.00%	0
2011	11.193004	11.191147	-0.02%	163
2010	10.172991	11.193004	10.03%	165
2009	7.682907	10.172991	32.41%	168
2008	11.185080	7.682907	-31.31%	172

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2017	24.256411	28.558156	17.73%	0
2016	21.404646	24.256411	13.32%	0
2015	22.749712	21.404646	-5.91%	0
2014	21.428012	22.749712	6.17%	0
2013	16.920035	21.428012	26.64%	0
2012	15.476872	16.920035	9.32%	0
2011	14.951559	15.476872	3.51%	0
2010	12.691092	14.951559	17.81%	0
2009	11.075583	12.691092	14.59%	0
2008	15.559038	11.075583	-28.82%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	33.675477	36.389366	8.06%	0
2016	26.487400	33.675477	27.14%	31
2015	29.288555	26.487400	-9.56%	34
2014	29.823297	29.288555	-1.79%	55
2013	22.417039	29.823297	33.04%	51
2012	19.391936	22.417039	15.60%	300
2011	20.633627	19.391936	-6.02%	333
2010	16.478949	20.633627	25.21%	311
2009	13.066078	16.478949	26.12%	426
2008	19.976991	13.066078	-34.59%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.355467	11.457143	37.12%	0
2016	7.285226	8.355467	14.69%	0
2015	9.279893	7.285226	-21.49%	0
2014*	10.000000	9.279893	-7.20%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	18.818404	21.445289	13.96%	0
2016	17.979933	18.818404	4.66%	0
2015	19.691348	17.979933	-8.69%	0
2014	22.691438	19.691348	-13.22%	0
2013	18.896566	22.691438	20.08%	0
2012	16.367983	18.896566	15.45%	0
2011	18.756014	16.367983	-12.73%	0
2010	17.717552	18.756014	5.86%	0
2009	13.239602	17.717552	33.82%	0
2008	22.741356	13.239602	-41.78%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.046217	9.004325	-0.46%	0
2016	8.998871	9.046217	0.53%	0
2015	9.630044	8.998871	-6.55%	0
2014	9.684288	9.630044	-0.56%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.706970	11.827064	10.46%	0
2016	10.508112	10.706970	1.89%	0
2015	11.425713	10.508112	-8.03%	0
2014	11.256564	11.425713	1.50%	0
2013	10.150328	11.256564	10.90%	0
2012*	10.000000	10.150328	1.50%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.718060	9.839052	1.25%	0
2016	9.999649	9.718060	-2.82%	0
2015	10.054403	9.999649	-0.54%	0
2014	9.837947	10.054403	2.20%	0
2013*	10.000000	9.837947	-1.62%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	14.071318	17.455718	24.05%	0
2016	14.124138	14.071318	-0.37%	0
2015	13.808163	14.124138	2.29%	0
2014	13.072615	13.808163	5.63%	0
2013	9.576155	13.072615	36.51%	0
2012*	10.000000	9.576155	-4.24%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	13.033194	14.592861	11.97%	0
2016	11.793609	13.033194	10.51%	0
2015	12.617613	11.793609	-6.53%	0
2014	12.404099	12.617613	1.72%	0
2013	9.887948	12.404099	25.45%	0
2012*	10.000000	9.887948	-1.12%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.145333	15.679823	19.28%	0
2016	13.384233	13.145333	-1.78%	0
2015	13.565050	13.384233	-1.33%	0
2014	12.899364	13.565050	5.16%	0
2013	9.670053	12.899364	33.39%	0
2012*	10.000000	9.670053	-3.30%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	12.686495	14.653160	15.50%	0
2016	13.333404	12.686495	-4.85%	0
2015	14.897847	13.333404	-10.50%	0
2014	16.104430	14.897847	-7.49%	0
2013	13.179544	16.104430	22.19%	0
2012	11.325604	13.179544	16.37%	0
2011	12.498301	11.325604	-9.38%	0
2010	11.777147	12.498301	6.12%	0
2009*	10.000000	11.777147	17.77%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	11.944283	12.443400	4.18%	0
2016	10.526887	11.944283	13.46%	0
2015	11.530315	10.526887	-8.70%	0
2014	11.587077	11.530315	-0.49%	0
2013	10.738396	11.587077	7.90%	0
2012*	10.000000	10.738396	7.38%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	12.738700	15.786241	23.92%	0
2016	12.292652	12.738700	3.63%	0
2015	13.360814	12.292652	-7.99%	0
2014	12.684181	13.360814	5.33%	0
2013	9.996521	12.684181	26.89%	0
2012*	10.000000	9.996521	-0.03%	0
Janus Henderson VIT Balanced Portfolio: Service Sharess - Q/NQ
2017	21.219236	24.480086	15.37%	0
2016	20.827941	21.219236	1.88%	0
2015	21.242000	20.827941	-1.95%	0
2014	20.097463	21.242000	5.69%	0
2013	17.179045	20.097463	16.99%	0
2012	15.517911	17.179045	10.70%	0
2011	15.678093	15.517911	-1.02%	0
2010	14.849482	15.678093	5.58%	0
2009	12.108937	14.849482	22.63%	0
2008	14.773086	12.108937	-18.03%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.699457	9.789729	0.93%	0
2016	9.716363	9.699457	-0.17%	0
2015*	10.000000	9.716363	-2.84%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	29.067699	36.901789	26.95%	0
2016	29.198141	29.067699	-0.45%	0
2015	26.712047	29.198141	9.31%	0
2014	25.219353	26.712047	5.92%	0
2013	19.731658	25.219353	27.81%	0
2012	16.314966	19.731658	20.94%	0
2011	17.953094	16.314966	-9.12%	0
2010	17.266141	17.953094	3.98%	0
2009	12.109370	17.266141	42.58%	0
2008	22.268831	12.109370	-45.62%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	15.860237	22.445539	41.52%	0
2016	14.264864	15.860237	11.18%	0
2015	13.959645	14.264864	2.19%	0
2014	13.073489	13.959645	6.78%	0
2013	9.888340	13.073489	32.21%	0
2012*	10.000000	9.888340	-1.12%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	21.583837	27.571396	27.74%	0
2016	23.691030	21.583837	-8.89%	0
2015	26.603914	23.691030	-10.95%	0
2014	30.995449	26.603914	-14.17%	0
2013	27.774559	30.995449	11.60%	0
2012	25.132095	27.774559	10.51%	0
2011	38.037001	25.132095	-33.93%	0
2010	31.156646	38.037001	22.08%	0
2009	17.817522	31.156646	74.87%	0
2008	38.198229	17.817522	-53.36%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.379328	10.460146	24.83%	0
2016	7.104093	8.379328	17.95%	0
2015	9.100431	7.104093	-21.94%	0
2014	9.772696	9.100431	-6.88%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.904029	10.045620	1.43%	0
2016*	10.000000	9.904029	-0.96%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	12.843296	15.845110	23.37%	0
2016	12.087924	12.843296	6.25%	0
2015	12.650319	12.087924	-4.45%	0
2014	14.004447	12.650319	-9.67%	0
2013	10.155352	14.004447	37.90%	0
2012*	10.000000	10.155352	1.55%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	26.945906	30.879819	14.60%	0
2016	24.251604	26.945906	11.11%	97
2015	25.069404	24.251604	-3.26%	102
2014	23.295945	25.069404	7.61%	170
2013	17.593622	23.295945	32.41%	177
2012	15.548515	17.593622	13.15%	946
2011	15.996542	15.548515	-2.80%	1,012
2010	14.729169	15.996542	8.60%	1,000
2009	12.318074	14.729169	19.57%	866
2008	18.756381	12.318074	-34.33%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	15.019142	18.600999	23.85%	0
2016	14.810600	15.019142	1.41%	0
2015	14.265399	14.810600	3.82%	0
2014	14.445084	14.265399	-1.24%	0
2013	11.589726	14.445084	24.64%	0
2012	10.238174	11.589726	13.20%	0
2011	10.673806	10.238174	-4.08%	0
2010*	10.000000	10.673806	6.74%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	9.984569	12.490747	25.10%	0
2016	9.659862	9.984569	3.36%	0
2015*	10.000000	9.659862	-3.40%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	11.765779	12.167360	3.41%	0
2016	11.381188	11.765779	3.38%	0
2015	11.752911	11.381188	-3.16%	0
2014	11.189221	11.752911	5.04%	0
2013	11.525382	11.189221	-2.92%	0
2012	10.809684	11.525382	6.62%	0
2011	10.501649	10.809684	2.93%	0
2010	10.064089	10.501649	4.35%	0
2009	9.422377	10.064089	6.81%	0
2008	10.775844	9.422377	-12.56%	102
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	20.914915	22.382627	7.02%	0
2016	19.367555	20.914915	7.99%	0
2015	20.069614	19.367555	-3.50%	0
2014	19.975263	20.069614	0.47%	0
2013	22.419229	19.975263	-10.90%	0
2012	19.478075	22.419229	15.10%	0
2011	18.660893	19.478075	4.38%	0
2010	17.413468	18.660893	7.16%	0
2009	13.705265	17.413468	27.06%	0
2008	16.508130	13.705265	-16.98%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.169552	10.078005	9.91%	0
2016	8.167152	9.169552	12.27%	0
2015*	10.000000	8.167152	-18.33%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	15.807345	18.141363	14.77%	0
2016	14.582046	15.807345	8.40%	0
2015	16.085964	14.582046	-9.35%	0
2014	16.820347	16.085964	-4.37%	0
2013	13.057053	16.820347	28.82%	0
2012	10.904628	13.057053	19.74%	0
2011	11.269173	10.904628	-3.23%	0
2010*	10.000000	11.269173	12.69%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	23.254589	24.625927	5.90%	0
2016	19.808764	23.254589	17.40%	0
2015	21.228490	19.808764	-6.69%	0
2014	19.247223	21.228490	10.29%	0
2013	14.969107	19.247223	28.58%	0
2012	13.395155	14.969107	11.75%	0
2011	13.650464	13.395155	-1.87%	0
2010	12.353990	13.650464	10.49%	0
2009*	10.000000	12.353990	23.54%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	14.046172	15.883432	13.08%	0
2016	13.195661	14.046172	6.45%	0
2015	13.381539	13.195661	-1.39%	0
2014	13.052206	13.381539	2.52%	0
2013	10.841715	13.052206	20.39%	0
2012	9.595173	10.841715	12.99%	0
2011	9.735136	9.595173	-1.44%	0
2010	8.899746	9.735136	9.39%	0
2009	7.384802	8.899746	20.51%	0
2008	10.769435	7.384802	-31.43%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	10.488004	10.571158	0.79%	0
2016	10.462399	10.488004	0.24%	0
2015	10.739006	10.462399	-2.58%	0
2014	10.475888	10.739006	2.51%	0
2013	11.011421	10.475888	-4.86%	0
2012	10.743477	11.011421	2.49%	0
2011	10.405675	10.743477	3.25%	0
2010	10.053791	10.405675	3.50%	0
2009	9.180297	10.053791	9.51%	0
2008	10.431022	9.180297	-11.99%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	14.406947	18.426401	27.90%	0
2016	14.725097	14.406947	-2.16%	0
2015	14.153419	14.725097	4.04%	0
2014	14.232791	14.153419	-0.56%	0
2013	11.330067	14.232791	25.62%	0
2012	9.504160	11.330067	19.21%	0
2011	10.731545	9.504160	-11.44%	0
2010	9.873794	10.731545	8.69%	0
2009	7.140620	9.873794	38.28%	0
2008	11.917257	7.140620	-40.08%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	14.981141	18.697003	24.80%	0
2016	14.065729	14.981141	6.51%	0
2015	13.534366	14.065729	3.93%	0
2014	12.825476	13.534366	5.53%	0
2013	10.133417	12.825476	26.57%	0
2012	8.839576	10.133417	14.64%	0
2011	9.497129	8.839576	-6.92%	0
2010	8.228464	9.497129	15.42%	0
2009	6.071730	8.228464	35.52%	0
2008	11.146413	6.071730	-45.53%	405
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	13.300570	15.837083	19.07%	0
2016	12.260371	13.300570	8.48%	0
2015	12.420477	12.260371	-1.29%	0
2014	11.539200	12.420477	7.64%	0
2013	8.886886	11.539200	29.85%	0
2012	7.774651	8.886886	14.31%	0
2011	8.143431	7.774651	-4.53%	0
2010	7.514524	8.143431	8.37%	0
2009	5.888236	7.514524	27.62%	0
2008	9.736275	5.888236	-39.52%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	23.592858	27.115516	14.93%	0
2016	20.547997	23.592858	14.82%	58
2015	22.509221	20.547997	-8.71%	59
2014	21.161959	22.509221	6.37%	82
2013	16.016942	21.161959	32.12%	88
2012	13.880964	16.016942	15.39%	520
2011	14.586241	13.880964	-4.84%	557
2010	12.938547	14.586241	12.73%	547
2009	10.329810	12.938547	25.25%	391
2008	16.850630	10.329810	-38.70%	364
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.284282	10.738109	15.66%	0
2016	9.232459	9.284282	0.56%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	19.305322	20.126810	4.26%	0
2016	17.317083	19.305322	11.48%	0
2015	18.208675	17.317083	-4.90%	0
2014	18.183144	18.208675	0.14%	0
2013	17.390779	18.183144	4.56%	0
2012	15.547138	17.390779	11.86%	0
2011	15.334927	15.547138	1.38%	0
2010	13.878228	15.334927	10.50%	0
2009	9.734279	13.878228	42.57%	0
2008	13.843431	9.734279	-29.68%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	13.111419	15.974610	21.84%	0
2016	11.824575	13.111419	10.88%	0
2015	12.255336	11.824575	-3.51%	0
2014	11.777741	12.255336	4.06%	0
2013	8.402943	11.777741	40.16%	0
2012	7.365606	8.402943	14.08%	0
2011	8.537717	7.365606	-13.73%	0
2010	7.577228	8.537717	12.68%	0
2009	5.072828	7.577228	49.37%	0
2008*	10.000000	5.072828	-49.27%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	14.747317	17.046499	15.59%	0
2016	13.714795	14.747317	7.53%	175
2015	14.103877	13.714795	-2.76%	180
2014	13.069683	14.103877	7.91%	300
2013	9.659900	13.069683	35.30%	313
2012	8.881865	9.659900	8.76%	1,744
2011	9.402248	8.881865	-5.53%	1,764
2010	7.792321	9.402248	20.66%	1,764
2009	6.078957	7.792321	28.19%	1,891
2008*	10.000000	6.078957	-39.21%	2,167
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	12.140727	14.203692	16.99%	0
2016	11.472550	12.140727	5.82%	0
2015	11.958416	11.472550	-4.06%	0
2014	11.719228	11.958416	2.04%	0
2013	9.269037	11.719228	26.43%	0
2012	8.172479	9.269037	13.42%	0
2011	8.938980	8.172479	-8.57%	0
2010	7.962997	8.938980	12.26%	0
2009	6.311827	7.962997	26.16%	0
2008*	10.000000	6.311827	-36.88%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	11.830763	12.945915	9.43%	0
2016	11.417279	11.830763	3.62%	0
2015	11.817255	11.417279	-3.38%	0
2014	11.603013	11.817255	1.85%	0
2013	10.363223	11.603013	11.96%	0
2012	9.556212	10.363223	8.44%	0
2011	9.919113	9.556212	-3.66%	0
2010	9.200321	9.919113	7.81%	0
2009	7.863141	9.200321	17.01%	0
2008*	10.000000	7.863141	-21.37%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	12.161407	13.753632	13.09%	0
2016	11.603666	12.161407	4.81%	0
2015	12.042961	11.603666	-3.65%	0
2014	11.779452	12.042961	2.24%	0
2013	9.949099	11.779452	18.40%	0
2012	8.965881	9.949099	10.97%	0
2011	9.509062	8.965881	-5.71%	0
2010	8.664336	9.509062	9.75%	0
2009	7.146054	8.664336	21.25%	0
2008*	10.000000	7.146054	-28.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.032635	11.459157	3.87%	0
2016	10.799232	11.032635	2.16%	0
2015	11.140897	10.799232	-3.07%	0
2014	11.040635	11.140897	0.91%	0
2013	10.774821	11.040635	2.47%	0
2012	10.265025	10.774821	4.97%	0
2011	10.365215	10.265025	-0.97%	0
2010	9.938708	10.365215	4.29%	0
2009	9.005325	9.938708	10.36%	0
2008*	10.000000	9.005325	-9.95%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.340308	11.589091	12.08%	0
2016	10.031059	10.340308	3.08%	0
2015	10.733390	10.031059	-6.54%	0
2014	10.748766	10.733390	-0.14%	0
2013*	10.000000	10.748766	7.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.345837	11.900959	15.03%	0
2016	9.974461	10.345837	3.72%	0
2015	10.738209	9.974461	-7.11%	0
2014	10.886317	10.738209	-1.36%	0
2013*	10.000000	10.886317	8.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.026417	13.385268	11.30%	0
2016	11.537488	12.026417	4.24%	0
2015	11.942465	11.537488	-3.39%	0
2014	11.695385	11.942465	2.11%	0
2013	10.166637	11.695385	15.04%	0
2012	9.265691	10.166637	9.72%	0
2011	9.714820	9.265691	-4.62%	0
2010	8.932762	9.714820	8.75%	0
2009	7.501354	8.932762	19.08%	0
2008*	10.000000	7.501354	-24.99%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	12.103932	13.956212	15.30%	0
2016	11.519880	12.103932	5.07%	0
2015	11.977746	11.519880	-3.82%	0
2014	11.730874	11.977746	2.10%	0
2013	9.666390	11.730874	21.36%	0
2012	8.639404	9.666390	11.89%	0
2011	9.280464	8.639404	-6.91%	0
2010	8.387218	9.280464	10.65%	0
2009	6.785554	8.387218	23.60%	0
2008*	10.000000	6.785554	-32.14%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	11.649162	12.500791	7.31%	0
2016	11.253731	11.649162	3.51%	0
2015	11.648661	11.253731	-3.39%	0
2014	11.461134	11.648661	1.64%	0
2013	10.551115	11.461134	8.62%	0
2012	9.819396	10.551115	7.45%	0
2011	10.082438	9.819396	-2.61%	0
2010	9.469522	10.082438	6.47%	0
2009	8.240441	9.469522	14.92%	0
2008*	10.000000	8.240441	-17.60%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	11.401469	11.599636	1.74%	0
2016	11.118568	11.401469	2.54%	0
2015	11.487301	11.118568	-3.21%	0
2014	11.237923	11.487301	2.22%	102
2013	11.758689	11.237923	-4.43%	99
2012	11.203987	11.758689	4.95%	84
2011	10.799155	11.203987	3.75%	73
2010	10.356999	10.799155	4.27%	80
2009	9.767091	10.356999	6.04%	79
2008*	10.000000	9.767091	-2.33%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	12.203368	12.366291	1.34%	0
2016	12.092815	12.203368	0.91%	0
2015	12.448240	12.092815	-2.86%	0
2014	12.154467	12.448240	2.42%	0
2013	12.707335	12.154467	-4.35%	0
2012	12.149128	12.707335	4.59%	0
2011	11.731232	12.149128	3.56%	0
2010	11.111871	11.731232	5.57%	0
2009	9.772882	11.111871	13.70%	0
2008*	10.000000	9.772882	-2.27%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	11.663524	13.427397	15.12%	0
2016	10.722398	11.663524	8.78%	0
2015	11.338673	10.722398	-5.44%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.218060	12.470546	11.16%	0
2016	10.561144	11.218060	6.22%	0
2015	11.009263	10.561144	-4.07%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	23.552658	32.482649	37.92%	0
2016	22.439639	23.552658	4.96%	0
2015	27.433370	22.439639	-18.20%	0
2014	29.801525	27.433370	-7.95%	0
2013	30.388450	29.801525	-1.93%	0
2012	26.601697	30.388450	14.24%	0
2011	35.193957	26.601697	-24.41%	0
2010	31.092402	35.193957	13.19%	0
2009	19.523400	31.092402	59.26%	0
2008	47.527096	19.523400	-58.92%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	11.201314	11.166794	-0.31%	0
2016	11.385682	11.201314	-1.62%	214
2015	11.672401	11.385682	-2.46%	203
2014	11.431002	11.672401	2.11%	327
2013	12.200936	11.431002	-6.31%	311
2012	12.124667	12.200936	0.63%	1,347
2011	11.575769	12.124667	4.74%	1,122
2010	11.313330	11.575769	2.32%	1,242
2009	11.282253	11.313330	0.28%	1,246
2008	10.725721	11.282253	5.19%	1,483
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	8.361104	8.199563	-1.93%	0
2016	8.561118	8.361104	-2.34%	0
2015	8.767145	8.561118	-2.35%	0
2014	8.978134	8.767145	-2.35%	0
2013	9.194196	8.978134	-2.35%	0
2012	9.416070	9.194196	-2.36%	0
2011	9.642034	9.416070	-2.34%	0
2010	9.874059	9.642034	-2.35%	0
2009	10.107442	9.874059	-2.31%	0
2008	10.142390	10.107442	-0.34%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	7.729274	9.591887	24.10%	0
2016	7.864929	7.729274	-1.72%	0
2015	8.322302	7.864929	-5.50%	0
2014	8.584397	8.322302	-3.05%	0
2013	7.477636	8.584397	14.80%	0
2012	6.646020	7.477636	12.51%	0
2011	7.561895	6.646020	-12.11%	0
2010	6.852649	7.561895	10.35%	0
2009	5.421013	6.852649	26.41%	0
2008*	10.000000	5.421013	-45.79%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	8.479686	10.306286	21.54%	0
2016	8.638018	8.479686	-1.83%	0
2015	8.970553	8.638018	-3.71%	0
2014	9.792419	8.970553	-8.39%	0
2013	8.286807	9.792419	18.17%	0
2012	7.179187	8.286807	15.43%	0
2011	8.435671	7.179187	-14.89%	0
2010	8.043441	8.435671	4.88%	0
2009	6.404701	8.043441	25.59%	0
2008	11.525594	6.404701	-44.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	22.645880	26.191071	15.65%	0
2016	21.183667	22.645880	6.90%	0
2015	21.912223	21.183667	-3.32%	0
2014	21.373992	21.912223	2.52%	0
2013	17.201230	21.373992	24.26%	0
2012	15.198982	17.201230	13.17%	0
2011	16.200999	15.198982	-6.18%	0
2010	14.473283	16.200999	11.94%	0
2009	11.651691	14.473283	24.22%	0
2008	18.893750	11.651691	-38.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	14.798571	16.060412	8.53%	0
2016	14.255240	14.798571	3.81%	0
2015	14.623721	14.255240	-2.52%	0
2014	14.319083	14.623721	2.13%	0
2013	12.928140	14.319083	10.76%	0
2012	12.103914	12.928140	6.81%	0
2011	12.285861	12.103914	-1.48%	0
2010	11.456955	12.285861	7.23%	0
2009*	10.000000	11.456955	14.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	17.071908	19.140777	12.12%	0
2016	16.225805	17.071908	5.21%	0
2015	16.705174	16.225805	-2.87%	0
2014	16.259744	16.705174	2.74%	0
2013	13.934452	16.259744	16.69%	0
2012	12.713199	13.934452	9.61%	0
2011	13.141486	12.713199	-3.26%	0
2010	12.012377	13.141486	9.40%	0
2009*	10.000000	12.012377	20.12%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	12.671945	13.078211	3.21%	6,290
2016	12.445410	12.671945	1.82%	6,290
2015	12.711262	12.445410	-2.09%	6,290
2014	12.529712	12.711262	1.45%	6,290
2013	12.239845	12.529712	2.37%	0
2012	11.918288	12.239845	2.70%	0
2011	11.856895	11.918288	0.52%	0
2010	11.466489	11.856895	3.40%	0
2009	10.764505	11.466489	6.52%	0
2008	11.730073	10.764505	-8.23%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.328935	11.502218	11.36%	0
2016	10.005694	10.328935	3.23%	0
2015	10.589761	10.005694	-5.52%	0
2014	10.584678	10.589761	0.05%	0
2013*	10.000000	10.584678	5.85%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.385685	11.862798	14.22%	0
2016	9.943737	10.385685	4.44%	0
2015	10.602405	9.943737	-6.21%	0
2014	10.672544	10.602405	-0.66%	0
2013*	10.000000	10.672544	6.73%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	17.813859	19.645284	10.28%	0
2016	17.025222	17.813859	4.63%	0
2015	17.493517	17.025222	-2.68%	0
2014	17.032048	17.493517	2.71%	0
2013	14.955172	17.032048	13.89%	0
2012	13.821533	14.955172	8.20%	0
2011	14.159159	13.821533	-2.38%	0
2010	13.072959	14.159159	8.31%	0
2009	11.237250	13.072959	16.34%	0
2008	14.983500	11.237250	-25.00%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	20.604046	23.477283	13.95%	0
2016	19.448911	20.604046	5.94%	0
2015	20.063431	19.448911	-3.06%	0
2014	19.575898	20.063431	2.49%	0
2013	16.381137	19.575898	19.50%	0
2012	14.747040	16.381137	11.08%	0
2011	15.429355	14.747040	-4.42%	0
2010	14.003189	15.429355	10.18%	0
2009	11.528165	14.003189	21.47%	0
2008	17.207732	11.528165	-33.01%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	15.286607	16.303499	6.65%	0
2016	14.808900	15.286607	3.23%	0
2015	15.169941	14.808900	-2.38%	0
2014	14.832053	15.169941	2.28%	0
2013	13.746282	14.832053	7.90%	0
2012	13.030269	13.746282	5.49%	0
2011	13.073475	13.030269	-0.33%	0
2010	12.337256	13.073475	5.97%	0
2009	11.028259	12.337256	11.87%	0
2008	13.293726	11.028259	-17.04%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	21.817690	27.074002	24.09%	0
2016	21.622445	21.817690	0.90%	0
2015	21.124089	21.622445	2.36%	0
2014	19.926302	21.124089	6.01%	0
2013	14.972672	19.926302	33.08%	0
2012	12.948434	14.972672	15.63%	0
2011	13.598696	12.948434	-4.78%	0
2010	12.832801	13.598696	5.97%	0
2009*	10.000000	12.832801	28.33%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.012756	11.494532	14.80%	0
2016	9.445656	10.012756	6.00%	0
2015	9.895356	9.445656	-4.54%	0
2014*	10.000000	9.895356	-1.05%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.604125	12.602538	18.85%	0
2016	9.867386	10.604125	7.47%	0
2015	10.090599	9.867386	-2.21%	0
2014*	10.000000	10.090599	0.91%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	34.300051	38.781896	13.07%	0
2016	29.198758	34.300051	17.47%	0
2015	30.678969	29.198758	-4.82%	0
2014	28.712470	30.678969	6.85%	0
2013	22.099580	28.712470	29.92%	0
2012	19.266223	22.099580	14.71%	0
2011	20.244067	19.266223	-4.83%	0
2010	16.426672	20.244067	23.24%	0
2009	12.300771	16.426672	33.54%	0
2008	19.827051	12.300771	-37.96%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	13.879812	14.412752	3.84%	0
2016	13.081721	13.879812	6.10%	0
2015	13.795289	13.081721	-5.17%	0
2014	13.599128	13.795289	1.44%	0
2013	14.084791	13.599128	-3.45%	0
2012	12.850405	14.084791	9.61%	0
2011	12.467171	12.850405	3.07%	0
2010	11.544789	12.467171	7.99%	0
2009	9.505138	11.544789	21.46%	0
2008	11.768953	9.505138	-19.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	9.327199	11.434722	22.60%	0
2016	9.793117	9.327199	-4.76%	350
2015	10.094925	9.793117	-2.99%	344
2014	10.479595	10.094925	-3.67%	503
2013	8.863522	10.479595	18.23%	484
2012	7.857747	8.863522	12.80%	2,627
2011	8.903358	7.857747	-11.74%	2,588
2010	8.011424	8.903358	11.13%	2,402
2009	6.027735	8.011424	32.91%	2,039
2008*	10.000000	6.027735	-39.72%	2,310
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	13.215152	15.813837	19.66%	0
2016	12.890204	13.215152	2.52%	0
2015	13.946035	12.890204	-7.57%	0
2014	15.811943	13.946035	-11.80%	0
2013	13.376591	15.811943	18.21%	0
2012	11.703937	13.376591	14.29%	0
2011	14.338844	11.703937	-18.38%	0
2010	13.866269	14.338844	3.41%	0
2009	10.964559	13.866269	26.46%	0
2008	20.980728	10.964559	-47.74%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	13.517844	17.145614	26.84%	0
2016	13.572150	13.517844	-0.40%	92
2015	13.476994	13.572150	0.71%	91
2014	12.529739	13.476994	7.56%	141
2013	9.545970	12.529739	31.26%	149
2012	8.417595	9.545970	13.40%	840
2011	8.907693	8.417595	-5.50%	887
2010	7.907436	8.907693	12.65%	907
2009	6.260205	7.907436	26.31%	1,377
2008*	10.000000	6.260205	-37.40%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	13.670458	15.267496	11.68%	0
2016	12.062934	13.670458	13.33%	0
2015	12.792915	12.062934	-5.71%	0
2014	11.883525	12.792915	7.65%	0
2013	9.012504	11.883525	31.86%	0
2012	7.849117	9.012504	14.82%	0
2011	8.559142	7.849117	-8.30%	0
2010	7.774100	8.559142	10.10%	0
2009	6.248393	7.774100	24.42%	0
2008*	10.000000	6.248393	-37.52%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	13.608807	16.947762	24.54%	0
2016	13.139704	13.608807	3.57%	116
2015	13.502645	13.139704	-2.69%	112
2014	13.331728	13.502645	1.28%	184
2013	9.849779	13.331728	35.35%	173
2012	8.798826	9.849779	11.94%	1,038
2011	9.429899	8.798826	-6.69%	1,107
2010	7.635585	9.429899	23.50%	1,105
2009	6.171167	7.635585	23.73%	1,165
2008*	10.000000	6.171167	-38.29%	666
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	17.687416	19.663404	11.17%	0
2016	15.402009	17.687416	14.84%	130
2015	16.241379	15.402009	-5.17%	137
2014	14.213101	16.241379	14.27%	221
2013	10.727602	14.213101	32.49%	235
2012	9.442862	10.727602	13.61%	1,390
2011	9.899476	9.442862	-4.61%	1,454
2010	8.473892	9.899476	16.82%	1,432
2009	6.651221	8.473892	27.40%	1,287
2008*	10.000000	6.651221	-33.49%	1,660
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	21.077157	25.656470	21.73%	0
2016	19.973474	21.077157	5.53%	0
2015	20.346447	19.973474	-1.83%	0
2014	20.320369	20.346447	0.13%	0
2013	14.455687	20.320369	40.57%	0
2012	13.090457	14.455687	10.43%	0
2011	13.521315	13.090457	-3.19%	0
2010	11.067857	13.521315	22.17%	0
2009	8.911497	11.067857	24.20%	0
2008	17.070507	8.911497	-47.80%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	34.352879	36.484414	6.20%	0
2016	28.004102	34.352879	22.67%	0
2015	30.602906	28.004102	-8.49%	0
2014	29.353539	30.602906	4.26%	0
2013	21.467340	29.353539	36.74%	0
2012	18.274469	21.467340	17.47%	0
2011	19.792806	18.274469	-7.67%	0
2010	16.025902	19.792806	23.51%	0
2009	13.039574	16.025902	22.90%	0
2008	19.725378	13.039574	-33.89%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	30.922797	34.184148	10.55%	0
2016	25.839547	30.922797	19.67%	0
2015	26.972648	25.839547	-4.20%	0
2014	27.469125	26.972648	-1.81%	0
2013	20.013871	27.469125	37.25%	0
2012	17.788073	20.013871	12.51%	0
2011	19.337540	17.788073	-8.01%	0
2010	15.844558	19.337540	22.05%	0
2009	12.070166	15.844558	31.27%	0
2008	20.052236	12.070166	-39.81%	17
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	21.316996	25.032136	17.43%	0
2016	19.637371	21.316996	8.55%	122
2015	19.977756	19.637371	-1.70%	126
2014	18.296521	19.977756	9.19%	218
2013	14.325722	18.296521	27.72%	234
2012	12.886807	14.325722	11.17%	1,185
2011	13.146590	12.886807	-1.98%	1,242
2010	11.890424	13.146590	10.56%	1,240
2009	9.698093	11.890424	22.61%	1,251
2008	17.010187	9.698093	-42.99%	1,540
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	12.724885	13.190145	3.66%	0
2016	12.157584	12.724885	4.67%	0
2015	13.197217	12.157584	-7.88%	0
2014	10.508510	13.197217	25.59%	0
2013	10.478480	10.508510	0.29%	0
2012	9.284519	10.478480	12.86%	0
2011	8.957588	9.284519	3.65%	0
2010	7.065788	8.957588	26.77%	0
2009	5.544191	7.065788	27.44%	0
2008*	10.000000	5.544191	-44.56%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	13.753359	16.281843	18.38%	0
2016	12.642615	13.753359	8.79%	0
2015	12.825940	12.642615	-1.43%	0
2014	11.615578	12.825940	10.42%	0
2013*	10.000000	11.615578	16.16%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.565548	9.488896	-0.80%	0
2016	9.556983	9.565548	0.09%	0
2015	9.820491	9.556983	-2.68%	0
2014	10.007395	9.820491	-1.87%	0
2013	10.237444	10.007395	-2.25%	0
2012	10.127604	10.237444	1.08%	0
2011	10.237763	10.127604	-1.08%	0
2010	10.236421	10.237763	0.01%	0
2009	9.786923	10.236421	4.59%	0
2008*	10.000000	9.786923	-2.13%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	13.969584	15.576868	11.51%	0
2016	11.834764	13.969584	18.04%	0
2015	12.741670	11.834764	-7.12%	0
2014	12.480272	12.741670	2.09%	0
2013*	10.000000	12.480272	24.80%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	12.964821	15.537464	19.84%	0
2016	13.129569	12.964821	-1.25%	266
2015	13.991760	13.129569	-6.16%	248
2014	15.599475	13.991760	-10.31%	349
2013	13.301835	15.599475	17.27%	324
2012	11.393575	13.301835	16.75%	1,816
2011	13.323024	11.393575	-14.48%	1,782
2010	12.829265	13.323024	3.85%	1,551
2009*	10.000000	12.829265	28.29%	1,641
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	27.010041	32.856292	21.64%	0
2016	26.553196	27.010041	1.72%	0
2015	26.924440	26.553196	-1.38%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	9.102431	8.968322	-1.47%	0
2016	9.208617	9.102431	-1.15%	0
2015	9.412928	9.208617	-2.17%	0
2014	9.581015	9.412928	-1.75%	0
2013	9.751447	9.581015	-1.75%	0
2012	9.547057	9.751447	2.14%	0
2011	9.748031	9.547057	-2.06%	0
2010	9.481500	9.748031	2.81%	0
2009	8.567794	9.481500	10.66%	29
2008	10.135052	8.567794	-15.46%	444
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	23.133984	26.755589	15.65%	0
2016	21.562613	23.133984	7.29%	0
2015	22.184396	21.562613	-2.80%	0
2014	20.581494	22.184396	7.79%	0
2013	15.316853	20.581494	34.37%	0
2012	14.134441	15.316853	8.37%	0
2011	14.933971	14.134441	-5.35%	0
2010	12.448019	14.933971	19.97%	0
2009	9.699424	12.448019	28.34%	0
2008	16.403325	9.699424	-40.87%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	26.586891	35.394351	33.13%	0
2016	27.267817	26.586891	-2.50%	0
2015	26.934942	27.267817	1.24%	0
2014	27.027510	26.934942	-0.34%	0
2013	21.794935	27.027510	24.01%	0
2012	18.454279	21.794935	18.10%	0
2011	20.659336	18.454279	-10.67%	0
2010	18.284795	20.659336	12.99%	0
2009	13.436850	18.284795	36.08%	0
2008	23.061990	13.436850	-41.74%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	9.748619	10.094844	3.55%	0
2016	9.394021	9.748619	3.77%	0
2015	9.865970	9.394021	-4.78%	0
2014	9.857799	9.865970	0.08%	0
2013	10.132222	9.857799	-2.71%	0
2012*	10.000000	10.132222	1.32%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.579736	10.594520	23.48%	0
2016	9.030864	8.579736	-5.00%	0
2015	8.969630	9.030864	0.68%	0
2014*	10.000000	8.969630	-10.30%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	23.211359	26.438474	13.90%	0
2016	21.355502	23.211359	8.69%	126
2015	21.210464	21.355502	0.68%	131
2014	19.674607	21.210464	7.81%	220
2013	15.328684	19.674607	28.35%	236
2012	13.462369	15.328684	13.86%	1,211
2011	13.829177	13.462369	-2.65%	1,312
2010	12.226742	13.829177	13.11%	1,314
2009	9.782496	12.226742	24.99%	1,211
2008	16.323497	9.782496	-40.07%	1,293
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	33.878386	37.686781	11.24%	0
2016	29.481288	33.878386	14.91%	0
2015	32.150062	29.481288	-8.30%	0
2014	29.487143	32.150062	9.03%	0
2013	21.473150	29.487143	37.32%	0
2012	18.688750	21.473150	14.90%	0
2011	19.604814	18.688750	-4.67%	0
2010	16.314643	19.604814	20.17%	0
2009	12.205611	16.314643	33.67%	0
2008	20.162577	12.205611	-39.46%	432
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	9.890760	10.951254	10.72%	0
2016	8.970434	9.890760	10.26%	0
2015	10.115834	8.970434	-11.32%	0
2014	10.312385	10.115834	-1.91%	0
2013	10.549039	10.312385	-2.24%	0
2012*	10.000000	10.549039	5.49%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	9.487633	10.171437	7.21%	0
2016	8.581447	9.487633	10.56%	0
2015	9.000849	8.581447	-4.66%	0
2014	9.089782	9.000849	-0.98%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.208051	11.038932	8.14%	0
2016	10.158103	10.208051	0.49%	0
2015	11.206680	10.158103	-9.36%	0
2014	11.441938	11.206680	-2.06%	0
2013	12.540857	11.441938	-8.76%	0
2012	12.204881	12.540857	2.75%	0
2011	11.527596	12.204881	5.88%	0
2010	10.793425	11.527596	6.80%	0
2009*	10.000000	10.793425	7.93%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	10.553919	10.435629	-1.12%	0
2016	10.667991	10.553919	-1.07%	118
2015	10.901957	10.667991	-2.15%	110
2014	11.081407	10.901957	-1.62%	182
2013	11.374504	11.081407	-2.58%	171
2012	11.015568	11.374504	3.26%	734
2011	11.167393	11.015568	-1.36%	628
2010	10.872327	11.167393	2.71%	666
2009*	10.000000	10.872327	8.72%	645
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.042647	10.033358	-0.09%	0
2016*	10.000000	10.042647	0.43%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.142135	10.381539	2.36%	0
2016	10.123980	10.142135	0.18%	0
2015	10.332938	10.123980	-2.02%	0
2014	10.158260	10.332938	1.72%	0
2013	10.620779	10.158260	-4.35%	0
2012	9.933340	10.620779	6.92%	0
2011*	10.000000	9.933340	-0.67%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.184674	11.85%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.290913	13.155640	27.84%	0
2016*	10.000000	10.290913	2.91%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	15.146787	18.723736	23.62%	0
2016	15.900420	15.146787	-4.74%	0
2015	16.260342	15.900420	-2.21%	0
2014	17.862420	16.260342	-8.97%	0
2013	14.282756	17.862420	25.06%	0
2012	11.997772	14.282756	19.05%	0
2011	14.790969	11.997772	-18.88%	0
2010	13.766383	14.790969	7.44%	0
2009	11.311362	13.766383	21.70%	0
2008	20.668072	11.311362	-45.27%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	26.038013	32.371555	24.32%	0
2016	29.863075	26.038013	-12.81%	0
2015	27.190916	29.863075	9.83%	0
2014	21.219341	27.190916	28.14%	0
2013	14.437028	21.219341	46.98%	0
2012	11.286414	14.437028	27.92%	0
2011	10.470052	11.286414	7.80%	0
2010*	10.000000	10.470052	4.70%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.369222	7.054669	-4.27%	0
2016	5.261756	7.369222	40.05%	0
2015	8.118649	5.261756	-35.19%	0
2014	10.308736	8.118649	-21.24%	0
2013	9.571411	10.308736	7.70%	0
2012*	10.000000	9.571411	-4.29%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.516795	7.216004	-4.00%	0
2016	5.356019	7.516795	40.34%	0
2015	8.241837	5.356019	-35.01%	0
2014	10.433704	8.241837	-21.01%	0
2013	9.666539	10.433704	7.94%	0
2012*	10.000000	9.666539	-3.33%	0
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2017	18.318438	24.078527	31.44%	0
2016	18.661302	18.318438	-1.84%	0
2015	18.856981	18.661302	-1.04%	0
2014	18.592327	18.856981	1.42%	0
2013	13.611169	18.592327	36.60%	0
2012	11.578511	13.611169	17.56%	0
2011	12.552175	11.578511	-7.76%	0
2010*	10.000000	12.552175	25.52%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	21.379900	26.277973	22.91%	0
2016	20.318927	21.379900	5.22%	0
2015	21.425621	20.318927	-5.17%	0
2014	22.361276	21.425621	-4.18%	0
2014	22.361276	21.425621	-4.18%	0
2013	15.242553	22.361276	46.70%	0
2012	14.471247	15.242553	5.33%	0
2011	15.532874	14.471247	-6.83%	0
2010	12.547116	15.532874	23.80%	0
2009	8.417684	12.547116	49.06%	0
2008	14.717019	8.417684	-42.80%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	10.883827	12.144994	11.59%	0
2016	10.787586	10.883827	0.89%	0
2015	11.198472	10.787586	-3.67%	0
2014	11.010639	11.198472	1.71%	0
2013	10.078644	11.010639	9.25%	0
2012*	10.000000	10.078644	0.79%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	23.422429	27.113769	15.76%	0
2016	21.604985	23.422429	8.41%	0
2015	21.824883	21.604985	-1.01%	0
2014	20.460672	21.824883	6.67%	0
2013	15.575517	20.460672	31.36%	0
2012	13.612056	15.575517	14.42%	0
2011	13.147939	13.612056	3.53%	0
2010	11.942518	13.147939	10.09%	0
2009	10.167288	11.942518	17.46%	0
2008	17.566454	10.167288	-42.12%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	34.891204	38.432531	10.15%	0
2016	28.644857	34.891204	21.81%	0
2015	31.121454	28.644857	-7.96%	0
2014	29.268412	31.121454	6.33%	0
2013	21.787804	29.268412	34.33%	0
2012	18.844391	21.787804	15.62%	0
2011	21.128751	18.844391	-10.81%	0
2010	17.100771	21.128751	23.55%	0
2009	12.282067	17.100771	39.23%	0
2008	19.586401	12.282067	-37.29%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	11.832578	11.973439	1.19%	0
2016	11.613221	11.832578	1.89%	0
2015	12.199952	11.613221	-4.81%	0
2014	12.100659	12.199952	0.82%	0
2013	13.546978	12.100659	-10.68%	0
2012	12.926202	13.546978	4.80%	0
2011	11.851172	12.926202	9.07%	0
2010	11.551209	11.851172	2.60%	0
2009	10.738353	11.551209	7.57%	0
2008	11.180025	10.738353	-3.95%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2017	22.238439	26.112219	17.42%	0
2016	20.126980	22.238439	10.49%	0
2015	21.926368	20.126980	-8.21%	0
2014	19.999268	21.926368	9.64%	0
2013	15.124192	19.999268	32.23%	0
2012	13.539483	15.124192	11.70%	0
2011	13.486422	13.539483	0.39%	0
2010	12.135704	13.486422	11.13%	0
2009	10.557676	12.135704	14.95%	0
2008	16.573641	10.557676	-36.30%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2017	24.482681	26.637214	8.80%	0
2016	20.439523	24.482681	19.78%	0
2015	21.278296	20.439523	-3.94%	0
2014	18.755762	21.278296	13.45%	0
2013	14.793471	18.755762	26.78%	0
2012	13.041751	14.793471	13.43%	0
2011	13.475405	13.041751	-3.22%	0
2010	11.604397	13.475405	16.12%	0
2009	9.159881	11.604397	26.69%	0
2008	12.432558	9.159881	-26.32%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	10.982082	12.486972	13.70%	0
2016	9.694476	10.982082	13.28%	0
2015*	10.000000	9.694476	-3.06%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	14.091767	15.640063	10.99%	0
2016	13.908096	14.091767	1.32%	0
2015	14.394246	13.908096	-3.38%	0
2014	14.468660	14.394246	-0.51%	0
2013	12.956572	14.468660	11.67%	0
2012	12.072659	12.956572	7.32%	0
2011	12.836169	12.072659	-5.95%	0
2010	11.982048	12.836169	7.13%	0
2009*	10.000000	11.982048	19.82%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.077494	10.532554	4.52%	0
2016	9.151500	10.077494	10.12%	0
2015*	10.000000	9.151500	-8.49%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.722976	9.794535	0.74%	0
2016	9.722319	9.722976	0.01%	0
2015*	10.000000	9.722319	-2.78%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.131751	1.32%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	14.621768	15.949954	9.08%	0
2016	11.427792	14.621768	27.95%	0
2015	12.517817	11.427792	-8.71%	0
2014	12.143389	12.517817	3.08%	0
2013*	10.000000	12.143389	21.43%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.563201	12.984064	12.29%	0
2016	10.283435	11.563201	12.44%	0
2015	10.808300	10.283435	-4.86%	0
2014*	10.000000	10.808300	8.08%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	35.940507	39.431559	9.71%	0
2016	29.286896	35.940507	22.72%	0
2015	30.722857	29.286896	-4.67%	0
2014	29.944739	30.722857	2.60%	0
2013	21.803361	29.944739	37.34%	0
2012	19.302202	21.803361	12.96%	0
2011	19.665233	19.302202	-1.85%	0
2010	16.012711	19.665233	22.81%	0
2009	13.122465	16.012711	22.03%	0
2008	19.462376	13.122465	-32.58%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	23.837502	28.202711	18.31%	0
2016	21.914690	23.837502	8.77%	0
2015	22.260273	21.914690	-1.55%	0
2014	20.165132	22.260273	10.39%	0
2013	15.687084	20.165132	28.55%	0
2012	13.919723	15.687084	12.70%	0
2011	14.033887	13.919723	-0.81%	0
2010	12.553785	14.033887	11.79%	0
2009	10.204691	12.553785	23.02%	0
2008	16.681925	10.204691	-38.83%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2017	20.042541	24.846941	23.97%	0
2016	19.077637	20.042541	5.06%	0
2015	20.092057	19.077637	-5.05%	0
2014	19.091834	20.092057	5.24%	0
2013	16.189512	19.091834	17.93%	0
2012	15.061629	16.189512	7.49%	0
2011	14.190947	15.061629	6.14%	0
2010	12.638232	14.190947	12.29%	0
2009	10.594037	12.638232	19.30%	0
2008	15.445686	10.594037	-31.41%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2017	19.405268	23.557070	21.40%	0
2016	17.023021	19.405268	13.99%	0
2015	17.892983	17.023021	-4.86%	0
2014	18.093936	17.892983	-1.11%	0
2013	12.507508	18.093936	44.66%	0
2012	10.658554	12.507508	17.35%	0
2011	12.706670	10.658554	-16.12%	0
2010	9.951947	12.706670	27.68%	0
2009	8.107832	9.951947	22.74%	0
2008	13.350271	8.107832	-39.27%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.082870	10.180320	0.97%	0
2016	9.481885	10.082870	6.34%	0
2015	9.812409	9.481885	-3.37%	0
2014	9.996493	9.812409	-1.84%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	12.420039	13.416126	8.02%	0
2016	13.321506	12.420039	-6.77%	0
2015	14.587788	13.321506	-8.68%	0
2014	15.148119	14.587788	-3.70%	0
2013	13.366616	15.148119	13.33%	0
2012	12.447961	13.366616	7.38%	0
2011	13.496971	12.447961	-7.77%	0
2010	12.236859	13.496971	10.30%	0
2009	11.069359	12.236859	10.55%	0
2008	16.126182	11.069359	-31.36%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	12.195170	12.349584	1.27%	0
2016	12.068001	12.195170	1.05%	0
2015	12.419338	12.068001	-2.83%	0
2014	12.292899	12.419338	1.03%	0
2013	12.501368	12.292899	-1.67%	0
2012	11.703937	12.501368	6.81%	0
2011	11.756935	11.703937	-0.45%	0
2010	11.124607	11.756935	5.68%	0
2009	9.486055	11.124607	17.27%	0
2008	10.513384	9.486055	-9.77%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2017	13.837849	15.235160	10.10%	0
2016	13.472522	13.837849	2.71%	0
2015	13.877444	13.472522	-2.92%	0
2014	13.644122	13.877444	1.71%	0
2013	12.349843	13.644122	10.48%	0
2012	11.340642	12.349843	8.90%	0
2011	11.668764	11.340642	-2.81%	0
2010	10.622805	11.668764	9.85%	0
2009	8.780596	10.622805	20.98%	0
2008	12.022652	8.780596	-26.97%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2017	14.436027	16.381811	13.48%	0
2016	13.978858	14.436027	3.27%	0
2015	14.388678	13.978858	-2.85%	0
2014	14.094800	14.388678	2.09%	0
2013	12.488698	14.094800	12.86%	0
2012	11.317256	12.488698	10.35%	0
2011	11.740719	11.317256	-3.61%	0
2010	10.521587	11.740719	11.59%	0
2009	8.386197	10.521587	25.46%	0
2008	12.786907	8.386197	-34.42%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2017	15.134945	17.829944	17.81%	0
2016	14.576944	15.134945	3.83%	0
2015	15.014961	14.576944	-2.92%	0
2014	14.687525	15.014961	2.23%	0
2013	12.394958	14.687525	18.50%	0
2012	11.026435	12.394958	12.41%	0
2011	11.625970	11.026435	-5.16%	0
2010	10.278354	11.625970	13.11%	0
2009	8.028052	10.278354	28.03%	0
2008	13.304385	8.028052	-39.66%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.358252	11.739837	13.34%	0
2016*	10.000000	10.358252	3.58%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	15.769212	14.964617	-5.10%	0
2016	12.101293	15.769212	30.31%	0
2015	15.645902	12.101293	-22.66%	0
2014	18.377138	15.645902	-14.86%	0
2013	15.166776	18.377138	21.17%	0
2012	14.838155	15.166776	2.21%	0
2011	16.036193	14.838155	-7.47%	0
2010	13.788695	16.036193	16.30%	0
2009	9.573439	13.788695	44.03%	0
2008	21.514558	9.573439	-55.50%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	22.231306	24.444362	9.95%	0
2016	19.349692	22.231306	14.89%	0
2015	20.703063	19.349692	-6.54%	0
2014	19.554060	20.703063	5.88%	0
2013	15.673200	19.554060	24.76%	0
2012	13.719578	15.673200	14.24%	0
2011	13.964827	13.719578	-1.76%	0
2010	12.450652	13.964827	12.16%	0
2009	9.821749	12.450652	26.77%	0
2008	17.598043	9.821749	-44.19%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.179076	12.724198	13.82%	0
2016*	10.000000	11.179076	11.79%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	22.807092	30.012283	31.59%	0
2016	23.238585	22.807092	-1.86%	0
2015	22.272269	23.238585	4.34%	0
2014	20.556093	22.272269	8.35%	0
2013	15.486179	20.556093	32.74%	0
2012	13.870132	15.486179	11.65%	0
2011	14.215098	13.870132	-2.43%	0
2010	11.758494	14.215098	20.89%	0
2009	9.414779	11.758494	24.89%	0
2008	18.308274	9.414779	-48.58%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	12.453505	12.640686	1.50%	0
2016	12.212041	12.453505	1.98%	0
2015	12.619587	12.212041	-3.23%	0
2014	12.242154	12.619587	3.08%	0
2013	12.808059	12.242154	-4.42%	0
2012	12.427386	12.808059	3.06%	0
2011	11.895243	12.427386	4.47%	0
2010	11.332348	11.895243	4.97%	0
2009	10.055439	11.332348	12.70%	0
2008	10.672126	10.055439	-5.78%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	34.771789	40.910077	17.65%	0
2016	31.829343	34.771789	9.24%	0
2015	33.152108	31.829343	-3.99%	0
2014	32.035137	33.152108	3.49%	0
2013	24.157279	32.035137	32.61%	0
2012	21.606248	24.157279	11.81%	0
2011	24.831608	21.606248	-12.99%	0
2010	19.787872	24.831608	25.49%	0
2009	14.507346	19.787872	36.40%	0
2008	24.613346	14.507346	-41.06%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	18.418879	23.369573	26.88%	0
2016	19.920039	18.418879	-7.54%	0
2015	19.758627	19.920039	0.82%	0
2014	22.076284	19.758627	-10.50%	0
2013	17.376797	22.076284	27.04%	0
2012	14.790864	17.376797	17.48%	0
2011	18.333183	14.790864	-19.32%	0
2010	16.647757	18.333183	10.12%	0
2009	13.513841	16.647757	23.19%	0
2008	24.708942	13.513841	-45.31%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017	11.660673	11.810897	1.29%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	28.150255	32.720802	16.24%	0
2016	26.393397	28.150255	6.66%	0
2015	27.933736	26.393397	-5.51%	0
2014	26.870583	27.933736	3.96%	0
2013	21.147708	26.870583	27.06%	0
2012	17.053414	21.147708	24.01%	0
2011	19.208053	17.053414	-11.22%	0
2010	15.577185	19.208053	23.31%	0
2009	10.155901	15.577185	53.38%	0
2008	21.362284	10.155901	-52.46%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	11.882712	12.987705	9.30%	0
2016	10.756333	11.882712	10.47%	0
2015	11.751031	10.756333	-8.46%	0
2014	11.706605	11.751031	0.38%	0
2013	9.690767	11.706605	20.80%	0
2012	8.609522	9.690767	12.56%	0
2011	8.958954	8.609522	-3.90%	0
2010	8.325434	8.958954	7.61%	0
2009	6.548953	8.325434	27.13%	0
2008*	10.000000	6.548953	-34.51%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	14.064110	15.055445	7.05%	0
2016	12.636799	14.064110	11.29%	0
2015	13.930309	12.636799	-9.29%	0
2014	13.643125	13.930309	2.10%	0
2013	12.268182	13.643125	11.21%	0
2012	11.158706	12.268182	9.94%	0
2011	11.166252	11.158706	-0.07%	0
2010	10.153879	11.166252	9.97%	0
2009	7.672400	10.153879	32.34%	0
2008	11.175523	7.672400	-31.35%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2017	24.084700	28.341528	17.67%	0
2016	21.263957	24.084700	13.27%	0
2015	22.611773	21.263957	-5.96%	0
2014	21.309008	22.611773	6.11%	0
2013	16.834675	21.309008	26.58%	0
2012	15.406701	16.834675	9.27%	0
2011	14.891375	15.406701	3.46%	0
2010	12.646482	14.891375	17.75%	0
2009	11.042301	12.646482	14.53%	0
2008	15.520249	11.042301	-28.85%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	33.437019	36.113240	8.00%	0
2016	26.313272	33.437019	27.07%	0
2015	29.110928	26.313272	-9.61%	0
2014	29.657612	29.110928	-1.84%	0
2013	22.303921	29.657612	32.97%	0
2012	19.303995	22.303921	15.54%	0
2011	20.550577	19.303995	-6.07%	0
2010	16.421012	20.550577	25.15%	0
2009	13.026819	16.421012	26.06%	0
2008	19.927201	13.026819	-34.63%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.344054	11.435661	37.05%	0
2016	7.278985	8.344054	14.63%	0
2015	9.276693	7.278985	-21.53%	0
2014*	10.000000	9.276693	-7.23%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	18.685154	21.282571	13.90%	0
2016	17.861737	18.685154	4.61%	0
2015	19.571927	17.861737	-8.74%	0
2014	22.565389	19.571927	-13.27%	0
2013	18.801218	22.565389	20.02%	0
2012	16.293762	18.801218	15.39%	0
2011	18.680522	16.293762	-12.78%	0
2010	17.655265	18.680522	5.81%	0
2009	13.199814	17.655265	33.75%	0
2008	22.684654	13.199814	-41.81%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.029242	8.982849	-0.51%	0
2016	8.986574	9.029242	0.47%	0
2015	9.621816	8.986574	-6.60%	0
2014	9.680971	9.621816	-0.61%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.681418	11.792806	10.40%	0
2016	10.488392	10.681418	1.84%	0
2015	11.410116	10.488392	-8.08%	0
2014	11.246953	11.410116	1.45%	0
2013	10.146861	11.246953	10.84%	0
2012*	10.000000	10.146861	1.47%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.699808	9.815560	1.19%	0
2016	9.985971	9.699808	-2.87%	0
2015	10.045800	9.985971	-0.60%	0
2014	9.834575	10.045800	2.15%	0
2013*	10.000000	9.834575	-1.65%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	14.037661	17.405083	23.99%	0
2016	14.097545	14.037661	-0.42%	0
2015	13.789234	14.097545	2.24%	0
2014	13.061381	13.789234	5.57%	0
2013	9.572829	13.061381	36.44%	0
2012*	10.000000	9.572829	-4.27%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	13.002134	14.550651	11.91%	0
2016	11.771507	13.002134	10.45%	0
2015	12.600404	11.771507	-6.58%	0
2014	12.393529	12.600404	1.67%	0
2013	9.884576	12.393529	25.38%	0
2012*	10.000000	9.884576	-1.15%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.113895	15.634331	19.22%	0
2016	13.359038	13.113895	-1.84%	0
2015	13.546453	13.359038	-1.38%	0
2014	12.888285	13.546453	5.11%	0
2013	9.666690	12.888285	33.33%	0
2012*	10.000000	9.666690	-3.33%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	12.636756	14.588273	15.44%	0
2016	13.287928	12.636756	-4.90%	0
2015	14.854651	13.287928	-10.55%	0
2014	16.065969	14.854651	-7.54%	0
2013	13.154808	16.065969	22.13%	0
2012	11.310153	13.154808	16.31%	0
2011	12.487637	11.310153	-9.43%	0
2010	11.773123	12.487637	6.07%	0
2009*	10.000000	11.773123	17.73%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	11.915788	12.407389	4.13%	0
2016	10.507143	11.915788	13.41%	0
2015	11.514588	10.507143	-8.75%	0
2014	11.577199	11.514588	-0.54%	0
2013	10.734738	11.577199	7.85%	0
2012*	10.000000	10.734738	7.35%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	12.708306	15.740542	23.86%	0
2016	12.269589	12.708306	3.58%	0
2015	13.342581	12.269589	-8.04%	0
2014	12.673363	13.342581	5.28%	0
2013	9.993116	12.673363	26.82%	0
2012*	10.000000	9.993116	-0.07%	0
Janus Henderson VIT Balanced Portfolio: Service Sharess - Q/NQ
2017	21.069013	24.294375	15.31%	0
2016	20.691053	21.069013	1.83%	0
2015	21.113194	20.691053	-2.00%	0
2014	19.985840	21.113194	5.64%	0
2013	17.092368	19.985840	16.93%	0
2012	15.447544	17.092368	10.65%	0
2011	15.614982	15.447544	-1.07%	0
2010	14.797281	15.614982	5.53%	0
2009	12.072551	14.797281	22.57%	0
2008	14.736249	12.072551	-18.08%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.691175	9.776380	0.88%	0
2016	9.713028	9.691175	-0.22%	0
2015*	10.000000	9.713028	-2.87%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	28.861855	36.621773	26.89%	0
2016	29.006181	28.861855	-0.50%	0
2015	26.550030	29.006181	9.25%	0
2014	25.079234	26.550030	5.86%	0
2013	19.632078	25.079234	27.75%	0
2012	16.240951	19.632078	20.88%	0
2011	17.880799	16.240951	-9.17%	0
2010	17.205426	17.880799	3.93%	0
2009	12.072964	17.205426	42.51%	0
2008	22.213295	12.072964	-45.65%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	15.822328	22.380473	41.45%	0
2016	14.238035	15.822328	11.13%	0
2015	13.940527	14.238035	2.13%	0
2014	13.062275	13.940527	6.72%	0
2013	9.884911	13.062275	32.14%	0
2012*	10.000000	9.884911	-1.15%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	21.431005	27.362211	27.68%	0
2016	23.535308	21.431005	-8.94%	0
2015	26.442585	23.535308	-10.99%	0
2014	30.823301	26.442585	-14.21%	0
2013	27.634437	30.823301	11.54%	0
2012	25.018150	27.634437	10.46%	0
2011	37.883958	25.018150	-33.96%	0
2010	31.047157	37.883958	22.02%	0
2009	17.763998	31.047157	74.78%	0
2008	38.103065	17.763998	-53.38%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.363601	10.435184	24.77%	0
2016	7.094380	8.363601	17.89%	0
2015	9.092653	7.094380	-21.98%	0
2014	9.769345	9.092653	-6.93%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.900668	10.037092	1.38%	0
2016*	10.000000	9.900668	-0.99%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	12.812688	15.799294	23.31%	0
2016	12.065265	12.812688	6.19%	0
2015	12.633084	12.065265	-4.49%	0
2014	13.992537	12.633084	-9.72%	0
2013	10.151893	13.992537	37.83%	0
2012*	10.000000	10.151893	1.52%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	26.755169	30.645586	14.54%	0
2016	24.092246	26.755169	11.05%	0
2015	24.917434	24.092246	-3.31%	0
2014	23.166576	24.917434	7.56%	0
2013	17.504873	23.166576	32.34%	0
2012	15.478018	17.504873	13.10%	0
2011	15.932162	15.478018	-2.85%	0
2010	14.677396	15.932162	8.55%	0
2009	12.281065	14.677396	19.51%	0
2008	18.709634	12.281065	-34.36%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	14.968032	18.528251	23.79%	0
2016	14.767744	14.968032	1.36%	0
2015	14.231403	14.767744	3.77%	0
2014	14.418035	14.231403	-1.29%	0
2013	11.573939	14.418035	24.57%	0
2012	10.229478	11.573939	13.14%	0
2011	10.670183	10.229478	-4.13%	0
2010*	10.000000	10.670183	6.70%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	9.975555	12.473108	25.04%	0
2016	9.656072	9.975555	3.31%	0
2015*	10.000000	9.656072	-3.44%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	11.683751	12.076364	3.36%	0
2016	11.307609	11.683751	3.33%	0
2015	11.682906	11.307609	-3.21%	0
2014	11.128259	11.682906	4.98%	0
2013	11.468456	11.128259	-2.97%	0
2012	10.761813	11.468456	6.57%	0
2011	10.460476	10.761813	2.88%	0
2010	10.029772	10.460476	4.29%	0
2009	9.395057	10.029772	6.76%	0
2008	10.750102	9.395057	-12.60%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	20.765554	22.211445	6.96%	0
2016	19.239078	20.765554	7.93%	0
2015	19.946702	19.239078	-3.55%	0
2014	19.863112	19.946702	0.42%	0
2013	22.304789	19.863112	-10.95%	0
2012	19.388594	22.304789	15.04%	0
2011	18.584654	19.388594	4.33%	0
2010	17.351204	18.584654	7.11%	0
2009	13.663256	17.351204	26.99%	0
2008	16.465960	13.663256	-17.02%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.161723	10.064250	9.85%	0
2016	8.164353	9.161723	12.22%	0
2015*	10.000000	8.164353	-18.36%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	15.757517	18.074954	14.71%	0
2016	14.543512	15.757517	8.35%	0
2015	16.051685	14.543512	-9.40%	0
2014	16.793113	16.051685	-4.42%	0
2013	13.042589	16.793113	28.76%	0
2012	10.898138	13.042589	19.68%	0
2011	11.268224	10.898138	-3.28%	0
2010*	10.000000	11.268224	12.68%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	23.163542	24.516991	5.84%	0
2016	19.741283	23.163542	17.34%	0
2015	21.167017	19.741283	-6.74%	0
2014	19.201317	21.167017	10.24%	0
2013	14.941048	19.201317	28.51%	0
2012	13.376901	14.941048	11.69%	0
2011	13.638833	13.376901	-1.92%	0
2010	12.349779	13.638833	10.44%	0
2009*	10.000000	12.349779	23.50%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	13.969615	15.788806	13.02%	0
2016	13.130437	13.969615	6.39%	0
2015	13.322223	13.130437	-1.44%	0
2014	13.001021	13.322223	2.47%	0
2013	10.804736	13.001021	20.33%	0
2012	9.567364	10.804736	12.93%	0
2011	9.711892	9.567364	-1.49%	0
2010	8.883044	9.711892	9.33%	0
2009	7.374717	8.883044	20.45%	0
2008	10.760245	7.374717	-31.46%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	10.430877	10.508215	0.74%	0
2016	10.410734	10.430877	0.19%	0
2015	10.691442	10.410734	-2.63%	0
2014	10.434838	10.691442	2.46%	0
2013	10.973899	10.434838	-4.91%	0
2012	10.712367	10.973899	2.44%	0
2011	10.380839	10.712367	3.19%	0
2010	10.034933	10.380839	3.45%	0
2009	9.167766	10.034933	9.46%	0
2008	10.422119	9.167766	-12.04%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	14.328462	18.316674	27.83%	0
2016	14.652371	14.328462	-2.21%	0
2015	14.090739	14.652371	3.99%	0
2014	14.177020	14.090739	-0.61%	0
2013	11.291437	14.177020	25.56%	0
2012	9.476613	11.291437	19.15%	0
2011	10.705912	9.476613	-11.48%	0
2010	9.855254	10.705912	8.63%	0
2009	7.130857	9.855254	38.21%	0
2008	11.907068	7.130857	-40.11%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	14.899564	18.585698	24.74%	0
2016	13.996280	14.899564	6.45%	0
2015	13.474432	13.996280	3.87%	0
2014	12.775229	13.474432	5.47%	0
2013	10.098875	12.775229	26.50%	0
2012	8.813957	10.098875	14.58%	0
2011	9.474450	8.813957	-6.97%	0
2010	8.213007	9.474450	15.36%	0
2009	6.063428	8.213007	35.45%	0
2008	11.136891	6.063428	-45.56%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	13.234843	15.750785	19.01%	0
2016	12.206022	13.234843	8.43%	0
2015	12.371757	12.206022	-1.34%	0
2014	11.499829	12.371757	7.58%	0
2013	8.861095	11.499829	29.78%	0
2012	7.756072	8.861095	14.25%	0
2011	8.128126	7.756072	-4.58%	0
2010	7.504244	8.128126	8.31%	0
2009	5.883189	7.504244	27.55%	0
2008	9.732937	5.883189	-39.55%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	23.425701	26.909658	14.87%	0
2016	20.412834	23.425701	14.76%	0
2015	22.372624	20.412834	-8.76%	0
2014	21.044310	22.372624	6.31%	0
2013	15.936048	21.044310	32.05%	0
2012	13.817957	15.936048	15.33%	0
2011	14.527469	13.817957	-4.88%	0
2010	12.893005	14.527469	12.68%	0
2009	10.298729	12.893005	25.19%	0
2008	16.808572	10.298729	-38.73%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.277319	10.724595	15.60%	0
2016	9.230239	9.277319	0.51%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	19.168603	19.974080	4.20%	0
2016	17.203223	19.168603	11.42%	0
2015	18.098219	17.203223	-4.95%	0
2014	18.082103	18.098219	0.09%	0
2013	17.303007	18.082103	4.50%	0
2012	15.476618	17.303007	11.80%	0
2011	15.273172	15.476618	1.33%	0
2010	13.829411	15.273172	10.44%	0
2009	9.705005	13.829411	42.50%	0
2008	13.808890	9.705005	-29.72%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	13.053331	15.895727	21.78%	0
2016	11.778201	13.053331	10.83%	0
2015	12.213538	11.778201	-3.56%	0
2014	11.743585	12.213538	4.00%	0
2013	8.382865	11.743585	40.09%	0
2012	7.351774	8.382865	14.03%	0
2011	8.526046	7.351774	-13.77%	0
2010	7.570741	8.526046	12.62%	0
2009	5.071088	7.570741	49.29%	0
2008*	10.000000	5.071088	-49.29%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	14.682015	16.962349	15.53%	0
2016	13.661042	14.682015	7.47%	0
2015	14.055792	13.661042	-2.81%	0
2014	13.031802	14.055792	7.86%	0
2013	9.636828	13.031802	35.23%	0
2012	8.865197	9.636828	8.70%	0
2011	9.389401	8.865197	-5.58%	0
2010	7.785654	9.389401	20.60%	0
2009	6.076866	7.785654	28.12%	0
2008*	10.000000	6.076866	-39.23%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	12.086967	14.133585	16.93%	0
2016	11.427577	12.086967	5.77%	0
2015	11.917648	11.427577	-4.11%	0
2014	11.685258	11.917648	1.99%	0
2013	9.246906	11.685258	26.37%	0
2012	8.157148	9.246906	13.36%	0
2011	8.926778	8.157148	-8.62%	0
2010	7.956194	8.926778	12.20%	0
2009	6.309660	7.956194	26.10%	0
2008*	10.000000	6.309660	-36.90%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	11.778364	12.882008	9.37%	0
2016	11.372514	11.778364	3.57%	0
2015	11.776942	11.372514	-3.43%	0
2014	11.569358	11.776942	1.79%	0
2013	10.338451	11.569358	11.91%	0
2012	9.538266	10.338451	8.39%	0
2011	9.905556	9.538266	-3.71%	0
2010	9.192454	9.905556	7.76%	0
2009	7.860440	9.192454	16.95%	0
2008*	10.000000	7.860440	-21.40%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	12.107559	13.685735	13.03%	0
2016	11.558193	12.107559	4.75%	0
2015	12.001919	11.558193	-3.70%	0
2014	11.745330	12.001919	2.18%	0
2013	9.925352	11.745330	18.34%	0
2012	8.949074	9.925352	10.91%	0
2011	9.496094	8.949074	-5.76%	0
2010	8.656945	9.496094	9.69%	0
2009	7.143618	8.656945	21.18%	0
2008*	10.000000	7.143618	-28.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	10.983805	11.402618	3.81%	0
2016	10.756927	10.983805	2.11%	0
2015	11.102937	10.756927	-3.12%	0
2014	11.008655	11.102937	0.86%	0
2013	10.749121	11.008655	2.41%	0
2012	10.245779	10.749121	4.91%	0
2011	10.351065	10.245779	-1.02%	0
2010	9.930231	10.351065	4.24%	0
2009	9.002246	9.930231	10.31%	0
2008*	10.000000	9.002246	-9.98%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.320912	11.561444	12.02%	0
2016	10.017356	10.320912	3.03%	0
2015	10.724230	10.017356	-6.59%	0
2014	10.745093	10.724230	-0.19%	0
2013*	10.000000	10.745093	7.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.326422	11.872563	14.97%	0
2016	9.960826	10.326422	3.67%	0
2015	10.729036	9.960826	-7.16%	0
2014	10.882598	10.729036	-1.41%	0
2013*	10.000000	10.882598	8.83%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	11.973140	13.319164	11.24%	0
2016	11.492251	11.973140	4.18%	0
2015	11.901731	11.492251	-3.44%	0
2014	11.661464	11.901731	2.06%	4,960
2013	10.142337	11.661464	14.98%	4,960
2012	9.248297	10.142337	9.67%	4,960
2011	9.701544	9.248297	-4.67%	4,963
2010	8.925125	9.701544	8.70%	4,966
2009	7.498783	8.925125	19.02%	4,969
2008*	10.000000	7.498783	-25.01%	4,973

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	12.050319	13.887308	15.24%	0
2016	11.474722	12.050319	5.02%	0
2015	11.936910	11.474722	-3.87%	0
2014	11.696872	11.936910	2.05%	0
2013	9.643307	11.696872	21.30%	0
2012	8.623202	9.643307	11.83%	0
2011	9.267801	8.623202	-6.96%	0
2010	8.380060	9.267801	10.59%	0
2009	6.783234	8.380060	23.54%	0
2008*	10.000000	6.783234	-32.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	11.597567	12.439080	7.26%	0
2016	11.209616	11.597567	3.46%	0
2015	11.608949	11.209616	-3.44%	0
2014	11.427902	11.608949	1.58%	0
2013	10.525908	11.427902	8.57%	0
2012	9.800970	10.525908	7.40%	0
2011	10.068668	9.800970	-2.66%	0
2010	9.461446	10.068668	6.42%	0
2009	8.237629	9.461446	14.86%	0
2008*	10.000000	8.237629	-17.62%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	11.351001	11.542402	1.69%	0
2016	11.075009	11.351001	2.49%	0
2015	11.448159	11.075009	-3.26%	0
2014	11.205370	11.448159	2.17%	0
2013	11.730627	11.205370	-4.48%	0
2012	11.182985	11.730627	4.90%	0
2011	10.784411	11.182985	3.70%	0
2010	10.348160	10.784411	4.22%	0
2009	9.763757	10.348160	5.99%	0
2008*	10.000000	9.763757	-2.36%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	12.149365	12.305285	1.28%	0
2016	12.045448	12.149365	0.86%	0
2015	12.405833	12.045448	-2.90%	0
2014	12.119264	12.405833	2.36%	0
2013	12.677031	12.119264	-4.40%	0
2012	12.126376	12.677031	4.54%	0
2011	11.715238	12.126376	3.51%	0
2010	11.102394	11.715238	5.52%	0
2009	9.769545	11.102394	13.64%	0
2008*	10.000000	9.769545	-2.30%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	11.641645	13.395362	15.06%	0
2016	10.707746	11.641645	8.72%	0
2015	11.328982	10.707746	-5.48%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.196998	12.440784	11.11%	0
2016	10.546701	11.196998	6.17%	0
2015	10.999853	10.546701	-4.12%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	23.385917	32.236248	37.84%	0
2016	22.292148	23.385917	4.91%	0
2015	27.267037	22.292148	-18.25%	0
2014	29.636012	27.267037	-7.99%	0
2013	30.235157	29.636012	-1.98%	0
2012	26.481086	30.235157	14.18%	0
2011	35.052336	26.481086	-24.45%	0
2010	30.983124	35.052336	13.13%	0
2009	19.464746	30.983124	59.18%	0
2008	47.408702	19.464746	-58.94%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	11.122015	11.082093	-0.36%	0
2016	11.310857	11.122015	-1.67%	0
2015	11.601634	11.310857	-2.51%	0
2014	11.367522	11.601634	2.06%	0
2013	12.139413	11.367522	-6.36%	0
2012	12.069717	12.139413	0.58%	0
2011	11.529190	12.069717	4.69%	0
2010	11.273580	11.529190	2.27%	0
2009	11.248359	11.273580	0.22%	0
2008	10.698976	11.248359	5.13%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	8.301743	8.137179	-1.98%	0
2016	8.504666	8.301743	-2.39%	0
2015	8.713799	8.504666	-2.40%	0
2014	8.928072	8.713799	-2.40%	0
2013	9.147615	8.928072	-2.40%	0
2012	9.373181	9.147615	-2.41%	0
2011	9.603023	9.373181	-2.39%	0
2010	9.839148	9.603023	-2.40%	0
2009	10.076866	9.839148	-2.36%	0
2008	10.116888	10.076866	-0.40%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	7.695009	9.544483	24.03%	0
2016	7.834072	7.695009	-1.78%	0
2015	8.293899	7.834072	-5.54%	0
2014	8.559487	8.293899	-3.10%	0
2013	7.459759	8.559487	14.74%	0
2012	6.633540	7.459759	12.46%	0
2011	7.551551	6.633540	-12.16%	0
2010	6.846778	7.551551	10.29%	0
2009	5.419158	6.846778	26.34%	0
2008*	10.000000	5.419158	-45.81%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	8.433490	10.244913	21.48%	0
2016	8.595340	8.433490	-1.88%	0
2015	8.930800	8.595340	-3.76%	0
2014	9.754018	8.930800	-8.44%	0
2013	8.258547	9.754018	18.11%	0
2012	7.158381	8.258547	15.37%	0
2011	8.415529	7.158381	-14.94%	0
2010	8.028332	8.415529	4.82%	0
2009	6.395945	8.028332	25.52%	0
2008	11.515743	6.395945	-44.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	22.485486	25.992298	15.60%	0
2016	21.044377	22.485486	6.85%	0
2015	21.779300	21.044377	-3.37%	0
2014	21.255225	21.779300	2.47%	0
2013	17.114406	21.255225	24.19%	0
2012	15.130036	17.114406	13.12%	0
2011	16.135766	15.130036	-6.23%	0
2010	14.422386	16.135766	11.88%	0
2009	11.616670	14.422386	24.15%	0
2008	18.846640	11.616670	-38.36%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	14.740619	15.989357	8.47%	0
2016	14.206667	14.740619	3.76%	0
2015	14.581351	14.206667	-2.57%	0
2014	14.284904	14.581351	2.08%	0
2013	12.903884	14.284904	10.70%	0
2012	12.087413	12.903884	6.75%	0
2011	12.275380	12.087413	-1.53%	0
2010	11.453037	12.275380	7.18%	0
2009*	10.000000	11.453037	14.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	17.005033	19.056073	12.06%	0
2016	16.170499	17.005033	5.16%	0
2015	16.656758	16.170499	-2.92%	0
2014	16.220928	16.656758	2.69%	0
2013	13.908312	16.220928	16.63%	0
2012	12.695864	13.908312	9.55%	0
2011	13.130259	12.695864	-3.31%	0
2010	12.008267	13.130259	9.34%	0
2009*	10.000000	12.008267	20.08%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	12.582179	12.978937	3.15%	0
2016	12.363567	12.582179	1.77%	0
2015	12.634148	12.363567	-2.14%	0
2014	12.460086	12.634148	1.40%	0
2013	12.178063	12.460086	2.32%	0
2012	11.864224	12.178063	2.65%	0
2011	11.809140	11.864224	0.47%	0
2010	11.426159	11.809140	3.35%	0
2009	10.732127	11.426159	6.47%	0
2008	11.700793	10.732127	-8.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.309570	11.474777	11.30%	0
2016	9.992039	10.309570	3.18%	0
2015	10.580716	9.992039	-5.56%	0
2014	10.581054	10.580716	0.00%	0
2013*	10.000000	10.581054	5.81%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.366191	11.834486	14.16%	0
2016	9.930150	10.366191	4.39%	0
2015	10.593330	9.930150	-6.26%	0
2014	10.668877	10.593330	-0.71%	0
2013*	10.000000	10.668877	6.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	17.687744	19.496243	10.22%	0
2016	16.913328	17.687744	4.58%	0
2015	17.387448	16.913328	-2.73%	0
2014	16.937451	17.387448	2.66%	0
2013	14.879719	16.937451	13.83%	0
2012	13.758856	14.879719	8.15%	0
2011	14.102159	13.758856	-2.43%	0
2010	13.027001	14.102159	8.25%	0
2009	11.203480	13.027001	16.28%	0
2008	14.946124	11.203480	-25.04%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	20.458212	23.299203	13.89%	0
2016	19.321113	20.458212	5.89%	0
2015	19.941802	19.321113	-3.11%	0
2014	19.467189	19.941802	2.44%	0
2013	16.298507	19.467189	19.44%	0
2012	14.680173	16.298507	11.02%	0
2011	15.367236	14.680173	-4.47%	0
2010	13.953951	15.367236	10.13%	0
2009	11.493521	13.953951	21.41%	0
2008	17.164824	11.493521	-33.04%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	15.178385	16.179824	6.60%	0
2016	14.711574	15.178385	3.17%	0
2015	15.077952	14.711574	-2.43%	0
2014	14.749667	15.077952	2.23%	0
2013	13.676920	14.749667	7.84%	0
2012	12.971176	13.676920	5.44%	0
2011	13.020842	12.971176	-0.38%	0
2010	12.293875	13.020842	5.91%	0
2009	10.995112	12.293875	11.81%	0
2008	13.260561	10.995112	-17.08%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	21.732271	26.954246	24.03%	0
2016	21.548784	21.732271	0.85%	0
2015	21.062905	21.548784	2.31%	0
2014	19.878764	21.062905	5.96%	0
2013	14.944600	19.878764	33.02%	0
2012	12.930791	14.944600	15.57%	0
2011	13.587105	12.930791	-4.83%	0
2010	12.828419	13.587105	5.91%	0
2009*	10.000000	12.828419	28.28%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.000144	11.474207	14.74%	0
2016	9.438571	10.000144	5.95%	0
2015	9.892996	9.438571	-4.59%	0
2014*	10.000000	9.892996	-1.07%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.590733	12.580208	18.79%	0
2016	9.859969	10.590733	7.41%	0
2015	10.088185	9.859969	-2.26%	0
2014*	10.000000	10.088185	0.88%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	34.057198	38.487653	13.01%	0
2016	29.006830	34.057198	17.41%	0
2015	30.492929	29.006830	-4.87%	0
2014	28.552970	30.492929	6.79%	0
2013	21.988063	28.552970	29.86%	0
2012	19.178853	21.988063	14.65%	0
2011	20.162568	19.178853	-4.88%	0
2010	16.368904	20.162568	23.18%	0
2009	12.263795	16.368904	33.47%	0
2008	19.777604	12.263795	-37.99%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	13.781530	14.303388	3.79%	0
2016	12.995729	13.781530	6.05%	0
2015	13.711644	12.995729	-5.22%	0
2014	13.523599	13.711644	1.39%	0
2013	14.013744	13.523599	-3.50%	0
2012	12.792147	14.013744	9.55%	0
2011	12.416988	12.792147	3.02%	0
2010	11.504219	12.416988	7.93%	0
2009	9.476576	11.504219	21.40%	0
2008	11.739599	9.476576	-19.28%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	9.285885	11.378269	22.53%	0
2016	9.754725	9.285885	-4.81%	0
2015	10.060512	9.754725	-3.04%	0
2014	10.449226	10.060512	-3.72%	0
2013	8.842358	10.449226	18.17%	0
2012	7.843017	8.842358	12.74%	0
2011	8.891221	7.843017	-11.79%	0
2010	8.004600	8.891221	11.08%	0
2009	6.025673	8.004600	32.84%	0
2008*	10.000000	6.025673	-39.74%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	13.122965	15.695507	19.60%	0
2016	12.806828	13.122965	2.47%	0
2015	13.862942	12.806828	-7.62%	0
2014	15.725783	13.862942	-11.85%	0
2013	13.310509	15.725783	18.15%	0
2012	11.652092	13.310509	14.23%	0
2011	14.282635	11.652092	-18.42%	0
2010	13.818983	14.282635	3.36%	0
2009	10.932772	13.818983	26.40%	0
2008	20.930654	10.932772	-47.77%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	13.457945	17.060927	26.77%	0
2016	13.518906	13.457945	-0.45%	0
2015	13.431004	13.518906	0.65%	0
2014	12.493391	13.431004	7.50%	0
2013	9.523151	12.493391	31.19%	0
2012	8.401781	9.523151	13.35%	0
2011	8.895504	8.401781	-5.55%	0
2010	7.900660	8.895504	12.59%	0
2009	6.258057	7.900660	26.25%	0
2008*	10.000000	6.258057	-37.42%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	13.609918	15.192117	11.63%	0
2016	12.015655	13.609918	13.27%	0
2015	12.749316	12.015655	-5.75%	0
2014	11.849092	12.749316	7.60%	0
2013	8.990984	11.849092	31.79%	0
2012	7.834394	8.990984	14.76%	0
2011	8.547450	7.834394	-8.34%	0
2010	7.767444	8.547450	10.04%	0
2009	6.246255	7.767444	24.35%	0
2008*	10.000000	6.246255	-37.54%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	13.548516	16.864062	24.47%	0
2016	13.088175	13.548516	3.52%	0
2015	13.456586	13.088175	-2.74%	0
2014	13.293073	13.456586	1.23%	0
2013	9.826246	13.293073	35.28%	0
2012	8.782318	9.826246	11.89%	0
2011	9.417019	8.782318	-6.74%	0
2010	7.629059	9.417019	23.44%	0
2009	6.169051	7.629059	23.67%	0
2008*	10.000000	6.169051	-38.31%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	17.609105	19.566361	11.12%	0
2016	15.341646	17.609105	14.78%	0
2015	16.186032	15.341646	-5.22%	0
2014	14.171927	16.186032	14.21%	0
2013	10.701997	14.171927	32.42%	0
2012	9.425153	10.701997	13.55%	0
2011	9.885962	9.425153	-4.66%	0
2010	8.466646	9.885962	16.76%	0
2009	6.648947	8.466646	27.34%	0
2008*	10.000000	6.648947	-33.51%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	20.927905	25.461797	21.66%	0
2016	19.842167	20.927905	5.47%	0
2015	20.223057	19.842167	-1.88%	0
2014	20.207486	20.223057	0.08%	0
2013	14.382735	20.207486	40.50%	0
2012	13.031087	14.382735	10.37%	0
2011	13.466881	13.031087	-3.24%	0
2010	11.028944	13.466881	22.10%	0
2009	8.884717	11.028944	24.13%	0
2008	17.027965	8.884717	-47.82%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	34.109607	36.207540	6.15%	0
2016	27.819981	34.109607	22.61%	0
2015	30.417285	27.819981	-8.54%	0
2014	29.190460	30.417285	4.20%	0
2013	21.359001	29.190460	36.67%	0
2012	18.191579	21.359001	17.41%	0
2011	19.713111	18.191579	-7.72%	0
2010	15.969545	19.713111	23.44%	0
2009	13.000376	15.969545	22.84%	0
2008	19.676194	13.000376	-33.93%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	30.703900	33.924849	10.49%	0
2016	25.669737	30.703900	19.61%	0
2015	26.809132	25.669737	-4.25%	0
2014	27.316590	26.809132	-1.86%	0
2013	19.912923	27.316590	37.18%	0
2012	17.707433	19.912923	12.46%	0
2011	19.259724	17.707433	-8.06%	0
2010	15.788870	19.259724	21.98%	0
2009	12.033906	15.788870	31.20%	0
2008	20.002253	12.033906	-39.84%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	21.166097	24.842259	17.37%	0
2016	19.508319	21.166097	8.50%	0
2015	19.856636	19.508319	-1.75%	0
2014	18.194917	19.856636	9.13%	0
2013	14.253461	18.194917	27.65%	0
2012	12.828388	14.253461	11.11%	0
2011	13.093678	12.828388	-2.03%	0
2010	11.848623	13.093678	10.51%	0
2009	9.668944	11.848623	22.54%	0
2008	16.967780	9.668944	-43.02%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	12.668544	13.125047	3.60%	0
2016	12.109934	12.668544	4.61%	0
2015	13.152227	12.109934	-7.92%	0
2014	10.478041	13.152227	25.52%	0
2013	10.453450	10.478041	0.24%	0
2012	9.267104	10.453450	12.80%	0
2011	8.945347	9.267104	3.60%	0
2010	7.059729	8.945347	26.71%	0
2009	5.542287	7.059729	27.38%	0
2008*	10.000000	5.542287	-44.58%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	13.727576	16.243039	18.32%	0
2016	12.625344	13.727576	8.73%	0
2015	12.814986	12.625344	-1.48%	0
2014	11.611606	12.814986	10.36%	0
2013*	10.000000	11.611606	16.12%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.523193	9.442041	-0.85%	0
2016	9.519523	9.523193	0.04%	0
2015	9.787010	9.519523	-2.73%	0
2014	9.978382	9.787010	-1.92%	0
2013	10.212988	9.978382	-2.30%	0
2012	10.108599	10.212988	1.03%	0
2011	10.223781	10.108599	-1.13%	0
2010	10.227686	10.223781	-0.04%	0
2009	9.783586	10.227686	4.54%	0
2008*	10.000000	9.783586	-2.16%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	13.943363	15.539721	11.45%	0
2016	11.818574	13.943363	17.98%	0
2015	12.730766	11.818574	-7.17%	0
2014	12.475994	12.730766	2.04%	0
2013*	10.000000	12.475994	24.76%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	12.913983	15.468643	19.78%	0
2016	13.084781	12.913983	-1.31%	0
2015	13.951177	13.084781	-6.21%	0
2014	15.562210	13.951177	-10.35%	0
2013	13.276862	15.562210	17.21%	0
2012	11.378023	13.276862	16.69%	0
2011	13.311660	11.378023	-14.53%	0
2010	12.824878	13.311660	3.80%	0
2009*	10.000000	12.824878	28.25%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	26.817148	32.604994	21.58%	0
2016	26.377036	26.817148	1.67%	0
2015	26.759528	26.377036	-1.43%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	9.037999	8.900294	-1.52%	0
2016	9.148095	9.037999	-1.20%	0
2015	9.355869	9.148095	-2.22%	0
2014	9.527813	9.355869	-1.80%	0
2013	9.702266	9.527813	-1.80%	0
2012	9.503798	9.702266	2.09%	0
2011	9.708807	9.503798	-2.11%	0
2010	9.448186	9.708807	2.76%	0
2009	8.542060	9.448186	10.61%	0
2008	10.109792	8.542060	-15.51%	0
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	22.972693	26.555492	15.60%	0
2016	21.423225	22.972693	7.23%	0
2015	22.052281	21.423225	-2.85%	0
2014	20.469401	22.052281	7.73%	0
2013	15.241229	20.469401	34.30%	0
2012	14.071878	15.241229	8.31%	0
2011	14.875456	14.071878	-5.40%	0
2010	12.405589	14.875456	19.91%	0
2009	9.671311	12.405589	28.27%	0
2008	16.364175	9.671311	-40.90%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	26.398705	35.125895	33.06%	0
2016	27.088638	26.398705	-2.55%	0
2015	26.771653	27.088638	1.18%	0
2014	26.877420	26.771653	-0.39%	0
2013	21.684985	26.877420	23.94%	0
2012	18.370602	21.684985	18.04%	0
2011	20.576189	18.370602	-10.72%	0
2010	18.220521	20.576189	12.93%	0
2009	13.396479	18.220521	36.01%	0
2008	23.004518	13.396479	-41.77%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	9.727787	10.068137	3.50%	0
2016	9.378739	9.727787	3.72%	0
2015	9.854964	9.378739	-4.83%	0
2014	9.851836	9.854964	0.03%	0
2013	10.131287	9.851836	-2.76%	0
2012*	10.000000	10.131287	1.31%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.568031	10.574667	23.42%	0
2016	9.023153	8.568031	-5.04%	0
2015	8.966561	9.023153	0.63%	0
2014*	10.000000	8.966561	-10.33%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	23.047037	26.237902	13.85%	0
2016	21.215142	23.047037	8.63%	0
2015	21.081858	21.215142	0.63%	0
2014	19.565331	21.081858	7.75%	0
2013	15.251341	19.565331	28.29%	0
2012	13.401323	15.251341	13.80%	0
2011	13.773502	13.401323	-2.70%	0
2010	12.183755	13.773502	13.05%	0
2009	9.753109	12.183755	24.92%	0
2008	16.282810	9.753109	-40.10%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	33.638557	37.400893	11.18%	0
2016	29.287533	33.638557	14.86%	0
2015	31.955149	29.287533	-8.35%	0
2014	29.323383	31.955149	8.97%	0
2013	21.364819	29.323383	37.25%	0
2012	18.604010	21.364819	14.84%	0
2011	19.525898	18.604010	-4.72%	0
2010	16.257290	19.525898	20.11%	0
2009	12.168939	16.257290	33.60%	0
2008	20.112327	12.168939	-39.50%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	9.867179	10.919571	10.67%	0
2016	8.953609	9.867179	10.20%	0
2015	10.102046	8.953609	-11.37%	0
2014	10.303598	10.102046	-1.96%	0
2013	10.545444	10.303598	-2.29%	0
2012*	10.000000	10.545444	5.45%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	9.469804	10.147145	7.15%	0
2016	8.569702	9.469804	10.50%	0
2015	8.993138	8.569702	-4.71%	0
2014	9.086649	8.993138	-1.03%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.168046	10.990047	8.08%	0
2016	10.123464	10.168046	0.44%	0
2015	11.174200	10.123464	-9.40%	0
2014	11.414620	11.174200	-2.11%	0
2013	12.517322	11.414620	-8.81%	0
2012	12.188222	12.517322	2.70%	0
2011	11.517745	12.188222	5.82%	0
2010	10.789730	11.517745	6.75%	0
2009*	10.000000	10.789730	7.90%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	10.512586	10.389455	-1.17%	0
2016	10.631632	10.512586	-1.12%	0
2015	10.870369	10.631632	-2.20%	0
2014	11.054956	10.870369	-1.67%	0
2013	11.353169	11.054956	-2.63%	0
2012	11.000548	11.353169	3.21%	0
2011	11.157851	11.000548	-1.41%	0
2010	10.868605	11.157851	2.66%	0
2009*	10.000000	10.868605	8.69%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.039196	10.024788	-0.14%	0
2016*	10.000000	10.039196	0.39%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.112762	10.346196	2.31%	0
2016	10.099812	10.112762	0.13%	0
2015	10.313549	10.099812	-2.07%	0
2014	10.144395	10.313549	1.67%	0
2013	10.611719	10.144395	-4.40%	0
2012	9.929965	10.611719	6.87%	0
2011*	10.000000	9.929965	-0.70%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.180890	11.81%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.288502	13.145851	27.77%	0
2016*	10.000000	10.288502	2.89%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	15.041089	18.583580	23.55%	0
2016	15.797536	15.041089	-4.79%	0
2015	16.163411	15.797536	-2.26%	0
2014	17.765047	16.163411	-9.02%	0
2013	14.212168	17.765047	25.00%	0
2012	11.944606	14.212168	18.98%	0
2011	14.732968	11.944606	-18.93%	0
2010	13.719414	14.732968	7.39%	0
2009	11.278549	13.719414	21.64%	0
2008	20.618722	11.278549	-45.30%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	25.949400	32.244929	24.26%	0
2016	29.776656	25.949400	-12.85%	0
2015	27.126126	29.776656	9.77%	0
2014	21.179612	27.126126	28.08%	0
2013	14.417362	21.179612	46.90%	0
2012	11.276824	14.417362	27.85%	0
2011	10.466501	11.276824	7.74%	0
2010*	10.000000	10.466501	4.67%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.351636	7.034236	-4.32%	0
2016	5.251877	7.351636	39.98%	0
2015	8.107568	5.251877	-35.22%	0
2014	10.299944	8.107568	-21.29%	0
2013	9.568141	10.299944	7.65%	0
2012*	10.000000	9.568141	-4.32%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.498832	7.195088	-4.05%	0
2016	5.345954	7.498832	40.27%	0
2015	8.230573	5.345954	-35.05%	0
2014	10.424788	8.230573	-21.05%	0
2013	9.663222	10.424788	7.88%	0
2012*	10.000000	9.663222	-3.37%	0
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2017	18.257952	23.986770	31.38%	0
2016	18.609191	18.257952	-1.89%	0
2015	18.813966	18.609191	-1.09%	0
2014	18.559426	18.813966	1.37%	0
2013	13.594037	18.559426	36.53%	0
2012	11.569872	13.594037	17.50%	0
2011	12.549226	11.569872	-7.80%	0
2010*	10.000000	12.549226	25.49%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	21.247553	26.101977	22.85%	0
2016	20.203456	21.247553	5.17%	0
2015	21.314779	20.203456	-5.21%	0
2014	22.256994	21.314779	-4.23%	0
2014	22.256994	21.314779	-4.23%	0
2013	15.179233	22.256994	46.63%	0
2012	14.418534	15.179233	5.28%	0
2011	15.484207	14.418534	-6.88%	0
2010	12.514207	15.484207	23.73%	0
2009	8.399904	12.514207	48.98%	0
2008	14.693478	8.399904	-42.83%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	10.831928	12.074750	11.47%	0
2016	10.747127	10.831928	0.79%	0
2015	11.167910	10.747127	-3.77%	0
2014	10.991850	11.167910	1.60%	0
2013	10.071761	10.991850	9.14%	0
2012*	10.000000	10.071761	0.72%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	23.091698	26.703614	15.64%	0
2016	21.321701	23.091698	8.30%	0
2015	21.560805	21.321701	-1.11%	0
2014	20.233838	21.560805	6.56%	0
2013	15.418638	20.233838	31.23%	0
2012	13.488804	15.418638	14.31%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	34.398512	37.851143	10.04%	0
2016	28.269251	34.398512	21.68%	0
2015	30.744896	28.269251	-8.05%	0
2014	28.943932	30.744896	6.22%	0
2013	21.568341	28.943932	34.20%	0
2012	18.673764	21.568341	15.50%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	11.664008	11.790795	1.09%	0
2016	11.459483	11.664008	1.78%	0
2015	12.050803	11.459483	-4.91%	0
2014	11.964989	12.050803	0.72%	0
2013	13.408846	11.964989	-10.77%	0
2012	12.807549	13.408846	4.69%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2017	21.924448	25.717240	17.30%	0
2016	19.863093	21.924448	10.38%	0
2015	21.661088	19.863093	-8.30%	0
2014	19.777557	21.661088	9.52%	0
2013	14.971840	19.777557	32.10%	0
2012	13.416864	14.971840	11.59%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2017	24.191736	26.293783	8.69%	0
2016	20.217260	24.191736	19.66%	0
2015	21.068494	20.217260	-4.04%	0
2014	18.589880	21.068494	13.33%	0
2013	14.677656	18.589880	26.65%	0
2012	12.952956	14.677656	13.32%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	10.963348	12.452942	13.59%	0
2016	9.687838	10.963348	13.17%	0
2015*	10.000000	9.687838	-3.12%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	13.981457	15.501795	10.87%	0
2016	13.813344	13.981457	1.22%	0
2015	14.310852	13.813344	-3.48%	0
2014	14.399589	14.310852	-0.62%	0
2013	12.907941	14.399589	11.56%	0
2012	12.039719	12.907941	7.21%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.060292	10.503826	4.41%	0
2016	9.145218	10.060292	10.01%	0
2015*	10.000000	9.145218	-8.55%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.706381	9.767817	0.63%	0
2016	9.715661	9.706381	-0.10%	0
2015*	10.000000	9.715661	-2.84%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.124870	1.25%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	14.566951	15.873926	8.97%	0
2016	11.396586	14.566951	27.82%	0
2015	12.496433	11.396586	-8.80%	0
2014	12.135084	12.496433	2.98%	0
2013*	10.000000	12.135084	21.35%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.531665	12.935427	12.17%	0
2016	10.265863	11.531665	12.33%	0
2015	10.800903	10.265863	-4.95%	0
2014*	10.000000	10.800903	8.01%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	35.433065	38.835123	9.60%	0
2016	28.902912	35.433065	22.59%	0
2015	30.351154	28.902912	-4.77%	0
2014	29.612795	30.351154	2.49%	0
2013	21.583752	29.612795	37.20%	0
2012	19.127417	21.583752	12.84%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	23.500901	27.776087	18.19%	0
2016	21.627325	23.500901	8.66%	0
2015	21.990908	21.627325	-1.65%	0
2014	19.941540	21.990908	10.28%	0
2013	15.529047	19.941540	28.41%	0
2012	13.793651	15.529047	12.58%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2017	19.759527	24.471071	23.84%	0
2016	18.827496	19.759527	4.95%	0
2015	19.848944	18.827496	-5.15%	0
2014	18.880167	19.848944	5.13%	0
2013	16.026437	18.880167	17.81%	0
2012	14.925244	16.026437	7.38%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2017	19.131256	23.200718	21.27%	0
2016	16.799817	19.131256	13.88%	0
2015	17.676486	16.799817	-4.96%	0
2014	17.893349	17.676486	-1.21%	0
2013	12.381519	17.893349	44.52%	0
2012	10.562022	12.381519	17.23%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.045026	10.131755	0.86%	0
2016	9.455965	10.045026	6.23%	0
2015	9.795618	9.455965	-3.47%	0
2014	9.989620	9.795618	-1.94%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	12.244624	13.213124	7.91%	0
2016	13.146788	12.244624	-6.86%	0
2015	14.411237	13.146788	-8.77%	0
2014	14.980137	14.411237	-3.80%	0
2013	13.231944	14.980137	13.21%	0
2012	12.335218	13.231944	7.27%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	12.023003	12.162804	1.16%	0
2016	11.909794	12.023003	0.95%	0
2015	12.269095	11.909794	-2.93%	0
2014	12.156628	12.269095	0.93%	0
2013	12.375475	12.156628	-1.77%	0
2012	11.597991	12.375475	6.70%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2017	13.673410	15.038742	9.99%	0
2016	13.326036	13.673410	2.61%	0
2015	13.740644	13.326036	-3.02%	0
2014	13.523482	13.740644	1.61%	0
2013	12.253193	13.523482	10.37%	0
2012	11.263455	12.253193	8.79%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2017	14.264402	16.170534	13.36%	0
2016	13.826793	14.264402	3.16%	0
2015	14.246754	13.826793	-2.95%	0
2014	13.970097	14.246754	1.98%	0
2013	12.390893	13.970097	12.74%	0
2012	11.240172	12.390893	10.24%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2017	14.955090	17.600078	17.69%	0
2016	14.418463	14.955090	3.72%	0
2015	14.866958	14.418463	-3.02%	0
2014	14.557664	14.866958	2.12%	0
2013	12.297963	14.557664	18.37%	0
2012	10.951401	12.297963	12.30%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.351244	11.719904	13.22%	0
2016*	10.000000	10.351244	3.51%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	15.581654	14.771521	-5.20%	0
2016	11.969595	15.581654	30.18%	0
2015	15.491530	11.969595	-22.73%	0
2014	18.214517	15.491530	-14.95%	0
2013	15.047983	18.214517	21.04%	0
2012	14.737071	15.047983	2.11%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	21.917420	24.074616	9.84%	0
2016	19.096009	21.917420	14.77%	0
2015	20.452594	19.096009	-6.63%	0
2014	19.337295	20.452594	5.77%	0
2013	15.515337	19.337295	24.63%	0
2012	13.595344	15.515337	14.12%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.171500	12.702595	13.71%	0
2016*	10.000000	11.171500	11.72%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	22.485003	29.558256	31.46%	0
2016	22.933839	22.485003	-1.96%	0
2015	22.002728	22.933839	4.23%	0
2014	20.328141	22.002728	8.24%	0
2013	15.330140	20.328141	32.60%	0
2012	13.744491	15.330140	11.54%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	12.277646	12.449452	1.40%	0
2016	12.051911	12.277646	1.87%	0
2015	12.466894	12.051911	-3.33%	0
2014	12.106430	12.466894	2.98%	0
2013	12.679058	12.106430	-4.52%	0
2012	12.314867	12.679058	2.96%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	34.280833	40.291272	17.53%	0
2016	31.412027	34.280833	9.13%	0
2015	32.751025	31.412027	-4.09%	0
2014	31.680036	32.751025	3.38%	0
2013	23.913984	31.680036	32.47%	0
2012	21.410647	23.913984	11.69%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	18.158741	23.015992	26.75%	0
2016	19.658786	18.158741	-7.63%	0
2015	19.519505	19.658786	0.71%	0
2014	21.831494	19.519505	-10.59%	0
2013	17.201717	21.831494	26.91%	0
2012	14.656884	17.201717	17.36%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017	11.616930	11.754567	1.18%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	27.752622	32.225676	16.12%	0
2016	26.047195	27.752622	6.55%	0
2015	27.595615	26.047195	-5.61%	0
2014	26.572554	27.595615	3.85%	0
2013	20.934592	26.572554	26.93%	0
2012	16.898909	20.934592	23.88%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	11.777646	12.859712	9.19%	0
2016	10.672122	11.777646	10.36%	0
2015	11.670996	10.672122	-8.56%	0
2014	11.638805	11.670996	0.28%	0
2013	9.644519	11.638805	20.68%	0
2012	8.577245	9.644519	12.44%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	13.911195	14.876539	6.94%	0
2016	12.512181	13.911195	11.18%	0
2015	13.807088	12.512181	-9.38%	0
2014	13.536324	13.807088	2.00%	0
2013	12.184620	13.536324	11.09%	0
2012	11.094086	12.184620	9.83%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2017	23.744626	27.912825	17.55%	0
2016	20.985158	23.744626	13.15%	0
2015	22.338182	20.985158	-6.06%	0
2014	21.072758	22.338182	6.01%	0
2013	16.665089	21.072758	26.45%	0
2012	15.267189	16.665089	9.16%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	32.964863	35.566924	7.89%	0
2016	25.968224	32.964863	26.94%	0
2015	28.758665	25.968224	-9.70%	0
2014	29.328807	28.758665	-1.94%	0
2013	22.079249	29.328807	32.83%	0
2012	19.129175	22.079249	15.42%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.321240	11.392760	36.91%	0
2016	7.266503	8.321240	14.52%	0
2015	9.270310	7.266503	-21.62%	0
2014*	10.000000	9.270310	-7.30%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	18.421273	20.960572	13.78%	0
2016	17.627491	18.421273	4.50%	0
2015	19.335079	17.627491	-8.83%	0
2014	22.315196	19.335079	-13.35%	0
2013	18.611795	22.315196	19.90%	0
2012	16.146180	18.611795	15.27%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	8.995368	8.940002	-0.62%	0
2016	8.962023	8.995368	0.37%	0
2015	9.605373	8.962023	-6.70%	0
2014	9.674338	9.605373	-0.71%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.630498	11.724609	10.29%	0
2016	10.449065	10.630498	1.74%	0
2015	11.378984	10.449065	-8.17%	0
2014	11.227769	11.378984	1.35%	0
2013	10.139934	11.227769	10.73%	0
2012*	10.000000	10.139934	1.40%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.663447	9.768766	1.09%	0
2016	9.958705	9.663447	-2.96%	0
2015	10.028643	9.958705	-0.70%	0
2014	9.827835	10.028643	2.04%	0
2013*	10.000000	9.827835	-1.72%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	13.970557	17.304205	23.86%	0
2016	14.044515	13.970557	-0.53%	0
2015	13.751449	14.044515	2.13%	0
2014	13.038951	13.751449	5.46%	0
2013	9.566186	13.038951	36.30%	0
2012*	10.000000	9.566186	-4.34%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	12.940115	14.466453	11.80%	0
2016	11.727343	12.940115	10.34%	0
2015	12.566009	11.727343	-6.67%	0
2014	12.372372	12.566009	1.57%	0
2013	9.877819	12.372372	25.25%	0
2012*	10.000000	9.877819	-1.22%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.051204	15.543711	19.10%	0
2016	13.308774	13.051204	-1.94%	0
2015	13.509326	13.308774	-1.48%	0
2014	12.866148	13.509326	5.00%	0
2013	9.659978	12.866148	33.19%	0
2012*	10.000000	9.659978	-3.40%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	12.537842	14.459290	15.33%	0
2016	13.197400	12.537842	-5.00%	0
2015	14.768595	13.197400	-10.64%	0
2014	15.989286	14.768595	-7.63%	0
2013	13.105433	15.989286	22.01%	0
2012	11.279287	13.105433	16.19%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	11.858976	12.335618	4.02%	0
2016	10.467729	11.858976	13.29%	0
2015	11.483165	10.467729	-8.84%	0
2014	11.557449	11.483165	-0.64%	0
2013	10.727408	11.557449	7.74%	0
2012*	10.000000	10.727408	7.27%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	12.647689	15.649469	23.73%	0
2016	12.223560	12.647689	3.47%	0
2015	13.306171	12.223560	-8.14%	0
2014	12.651736	13.306171	5.17%	0
2013	9.986286	12.651736	26.69%	0
2012*	10.000000	9.986286	-0.14%	0
Janus Henderson VIT Balanced Portfolio: Service Sharess - Q/NQ
2017	20.771592	23.926968	15.19%	0
2016	20.419841	20.771592	1.72%	0
2015	20.857823	20.419841	-2.10%	0
2014	19.764350	20.857823	5.53%	0
2013	16.920278	19.764350	16.81%	0
2012	15.307733	16.920278	10.53%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.674657	9.749748	0.78%	0
2016	9.706378	9.674657	-0.33%	0
2015*	10.000000	9.706378	-2.94%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	28.454294	36.067779	26.76%	0
2016	28.625835	28.454294	-0.60%	0
2015	26.228760	28.625835	9.14%	0
2014	24.801163	26.228760	5.76%	0
2013	19.434305	24.801163	27.62%	0
2012	16.093866	19.434305	20.76%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	15.746718	22.250801	41.30%	0
2016	14.184480	15.746718	11.01%	0
2015	13.902337	14.184480	2.03%	0
2014	13.039843	13.902337	6.61%	0
2013	9.878053	13.039843	32.01%	0
2012*	10.000000	9.878053	-1.22%	0
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	21.128300	26.948199	27.55%	0
2016	23.226623	21.128300	-9.03%	0
2015	26.122582	23.226623	-11.09%	0
2014	30.481556	26.122582	-14.30%	0
2013	27.356065	30.481556	11.43%	0
2012	24.791605	27.356065	10.34%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.332214	10.385412	24.64%	0
2016	7.074978	8.332214	17.77%	0
2015	9.077106	7.074978	-22.06%	0
2014	9.762653	9.077106	-7.02%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.893967	10.020058	1.27%	0
2016*	10.000000	9.893967	-1.06%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	12.751594	15.707896	23.18%	0
2016	12.020009	12.751594	6.09%	0
2015	12.598607	12.020009	-4.59%	0
2014	13.968661	12.598607	-9.81%	0
2013	10.144957	13.968661	37.69%	0
2012*	10.000000	10.144957	1.45%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	26.377383	30.182023	14.42%	0
2016	23.776352	26.377383	10.94%	0
2015	24.615944	23.776352	-3.41%	0
2014	22.909743	24.615944	7.45%	0
2013	17.328545	22.909743	32.21%	0
2012	15.337860	17.328545	12.98%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	14.866175	18.383379	23.66%	0
2016	14.682254	14.866175	1.25%	0
2015	14.163525	14.682254	3.66%	0
2014	14.363990	14.163525	-1.40%	0
2013	11.542372	14.363990	24.45%	0
2012	10.212065	11.542372	13.03%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	9.957551	12.437880	24.91%	0
2016	9.648510	9.957551	3.20%	0
2015*	10.000000	9.648510	-3.51%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	11.521225	11.896205	3.25%	0
2016	11.161719	11.521225	3.22%	0
2015	11.544003	11.161719	-3.31%	0
2014	11.007225	11.544003	4.88%	0
2013	11.355360	11.007225	-3.07%	0
2012	10.666644	11.355360	6.46%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	20.469749	21.872681	6.85%	0
2016	18.984406	20.469749	7.82%	0
2015	19.702861	18.984406	-3.65%	0
2014	19.640413	19.702861	0.32%	0
2013	22.077337	19.640413	-11.04%	0
2012	19.210614	22.077337	14.92%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.146086	10.036818	9.74%	0
2016	8.158749	9.146086	12.10%	0
2015*	10.000000	8.158749	-18.41%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	15.658316	17.942820	14.59%	0
2016	14.466734	15.658316	8.24%	0
2015	15.983331	14.466734	-9.49%	0
2014	16.738741	15.983331	-4.51%	0
2013	13.013691	16.738741	28.62%	0
2012	10.885169	13.013691	19.55%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	22.982269	24.300273	5.73%	0
2016	19.606813	22.982269	17.22%	0
2015	21.044406	19.606813	-6.83%	0
2014	19.109671	21.044406	10.12%	0
2013	14.884970	19.109671	28.38%	0
2012	13.340409	14.884970	11.58%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	13.817731	15.601199	12.91%	0
2016	13.000970	13.817731	6.28%	0
2015	13.204394	13.000970	-1.54%	0
2014	12.899241	13.204394	2.37%	0
2013	10.731138	12.899241	20.20%	0
2012	9.511961	10.731138	12.82%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	10.317483	10.383360	0.64%	0
2016	10.308090	10.317483	0.09%	0
2015	10.596899	10.308090	-2.73%	0
2014	10.353172	10.596899	2.35%	0
2013	10.899178	10.353172	-5.01%	0
2012	10.650364	10.899178	2.34%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	14.172618	18.098955	27.70%	0
2016	14.507823	14.172618	-2.31%	0
2015	13.966038	14.507823	3.88%	0
2014	14.065971	13.966038	-0.71%	0
2013	11.214478	14.065971	25.43%	0
2012	9.421701	11.214478	19.03%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	14.737531	18.364817	24.61%	0
2016	13.858228	14.737531	6.34%	0
2015	13.355219	13.858228	3.77%	0
2014	12.675184	13.355219	5.37%	0
2013	10.030063	12.675184	26.37%	0
2012	8.762893	10.030063	14.46%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	13.104335	15.579538	18.89%	0
2016	12.098012	13.104335	8.32%	0
2015	12.274867	12.098012	-1.44%	0
2014	11.421466	12.274867	7.47%	0
2013	8.809726	11.421466	29.65%	0
2012	7.719034	8.809726	14.13%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	23.094961	26.502628	14.76%	0
2016	20.145231	23.094961	14.64%	0
2015	22.101976	20.145231	-8.85%	0
2014	20.811057	22.101976	6.20%	0
2013	15.775562	20.811057	31.92%	0
2012	13.692860	15.775562	15.21%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.263395	10.697559	15.48%	0
2016	9.225806	9.263395	0.41%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	18.897962	19.671950	4.10%	0
2016	16.977681	18.897962	11.31%	0
2015	17.879271	16.977681	-5.04%	0
2014	17.881671	17.879271	-0.01%	0
2013	17.128748	17.881671	4.40%	0
2012	15.336495	17.128748	11.69%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	12.937887	15.739057	21.65%	0
2016	11.685965	12.937887	10.71%	0
2015	12.130330	11.685965	-3.66%	0
2014	11.675551	12.130330	3.90%	0
2013	8.342841	11.675551	39.95%	0
2012	7.324197	8.342841	13.91%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	14.552164	16.795166	15.41%	0
2016	13.554065	14.552164	7.36%	0
2015	13.960032	13.554065	-2.91%	0
2014	12.956290	13.960032	7.75%	0
2013	9.590812	12.956290	35.09%	0
2012	8.831945	9.590812	8.59%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	11.980036	13.994244	16.81%	0
2016	11.338062	11.980036	5.66%	0
2015	11.836426	11.338062	-4.21%	0
2014	11.617517	11.836426	1.88%	0
2013	9.202721	11.617517	26.24%	0
2012	8.126519	9.202721	13.24%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	11.674224	12.755071	9.26%	0
2016	11.283495	11.674224	3.46%	0
2015	11.696766	11.283495	-3.53%	0
2014	11.502378	11.696766	1.69%	0
2013	10.289133	11.502378	11.79%	0
2012	9.502523	10.289133	8.28%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	12.000486	13.550858	12.92%	0
2016	11.467688	12.000486	4.65%	0
2015	11.920158	11.467688	-3.80%	0
2014	11.677279	11.920158	2.08%	0
2013	9.877955	11.677279	18.22%	0
2012	8.915500	9.877955	10.80%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	10.886668	11.290229	3.71%	0
2016	10.672705	10.886668	2.00%	0
2015	11.027303	10.672705	-3.22%	0
2014	10.944875	11.027303	0.75%	0
2013	10.697805	10.944875	2.31%	0
2012	10.207364	10.697805	4.80%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.282202	11.506329	11.91%	0
2016	9.989991	10.282202	2.93%	0
2015	10.705903	9.989991	-6.69%	0
2014	10.737735	10.705903	-0.30%	0
2013*	10.000000	10.737735	7.38%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.287690	11.815951	14.86%	0
2016	9.933612	10.287690	3.56%	0
2015	10.710696	9.933612	-7.26%	0
2014	10.875137	10.710696	-1.51%	0
2013*	10.000000	10.875137	8.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	11.867261	13.187891	11.13%	0
2016	11.402270	11.867261	4.08%	0
2015	11.820663	11.402270	-3.54%	0
2014	11.593913	11.820663	1.96%	0
2013	10.093929	11.593913	14.86%	0
2012	9.213622	10.093929	9.55%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	11.943788	13.750469	15.13%	0
2016	11.384896	11.943788	4.91%	0
2015	11.855610	11.384896	-3.97%	0
2014	11.629124	11.855610	1.95%	0
2013	9.597286	11.629124	21.17%	0
2012	8.590871	9.597286	11.71%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	11.495030	12.316505	7.15%	0
2016	11.121874	11.495030	3.36%	0
2015	11.529894	11.121874	-3.54%	0
2014	11.361727	11.529894	1.48%	0
2013	10.475689	11.361727	8.46%	0
2012	9.764236	10.475689	7.29%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	11.250645	11.428664	1.58%	0
2016	10.988310	11.250645	2.39%	0
2015	11.370197	10.988310	-3.36%	0
2014	11.140479	11.370197	2.06%	0
2013	11.674675	11.140479	-4.58%	0
2012	11.141081	11.674675	4.79%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	12.041924	12.183998	1.18%	0
2016	11.951147	12.041924	0.76%	0
2015	12.321334	11.951147	-3.00%	0
2014	12.049072	12.321334	2.26%	0
2013	12.616537	12.049072	-4.50%	0
2012	12.080918	12.616537	4.43%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	11.597965	13.331481	14.95%	0
2016	10.678491	11.597965	8.61%	0
2015	11.309624	10.678491	-5.58%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.155014	12.381477	10.99%	0
2016	10.517894	11.155014	6.06%	0
2015	10.981057	10.517894	-4.22%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	23.055659	31.748587	37.70%	0
2016	21.999811	23.055659	4.80%	0
2015	26.937085	21.999811	-18.33%	0
2014	29.307446	26.937085	-8.09%	0
2013	29.930630	29.307446	-2.08%	0
2012	26.241326	29.930630	14.06%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	10.964983	10.914451	-0.46%	0
2016	11.162558	10.964983	-1.77%	0
2015	11.461267	11.162558	-2.61%	0
2014	11.241496	11.461267	1.95%	0
2013	12.017135	11.241496	-6.45%	0
2012	11.960441	12.017135	0.47%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	8.184195	8.013781	-2.08%	0
2016	8.392825	8.184195	-2.49%	0
2015	8.608023	8.392825	-2.50%	0
2014	8.828741	8.608023	-2.50%	0
2013	9.055116	8.828741	-2.50%	0
2012	9.287938	9.055116	-2.51%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	7.626951	9.450427	23.91%	0
2016	7.772712	7.626951	-1.88%	0
2015	8.237384	7.772712	-5.64%	0
2014	8.509884	8.237384	-3.20%	0
2013	7.424130	8.509884	14.62%	0
2012	6.608646	7.424130	12.34%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	8.341729	10.123098	21.35%	0
2016	8.510514	8.341729	-1.98%	0
2015	8.851734	8.510514	-3.85%	0
2014	9.677590	8.851734	-8.53%	0
2013	8.202236	9.677590	17.99%	0
2012	7.116882	8.202236	15.25%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	22.168070	25.599213	15.48%	0
2016	20.768510	22.168070	6.74%	0
2015	21.515841	20.768510	-3.47%	0
2014	21.019637	21.515841	2.36%	0
2013	16.942064	21.019637	24.07%	0
2012	14.993060	16.942064	13.00%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	14.625255	15.848006	8.36%	0
2016	14.109894	14.625255	3.65%	0
2015	14.496884	14.109894	-2.67%	0
2014	14.216725	14.496884	1.97%	0
2013	12.855477	14.216725	10.59%	0
2012	12.054444	12.855477	6.65%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	16.871973	18.887656	11.95%	0
2016	16.060377	16.871973	5.05%	0
2015	16.560295	16.060377	-3.02%	0
2014	16.143528	16.560295	2.58%	0
2013	13.856133	16.143528	16.51%	0
2012	12.661231	13.856133	9.44%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	12.404515	12.782606	3.05%	0
2016	12.201448	12.404515	1.66%	0
2015	12.481271	12.201448	-2.24%	0
2014	12.321941	12.481271	1.29%	0
2013	12.055398	12.321941	2.21%	0
2012	11.756798	12.055398	2.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.270896	11.420067	11.19%	0
2016	9.964735	10.270896	3.07%	0
2015	10.562637	9.964735	-5.66%	0
2014	10.573812	10.562637	-0.11%	0
2013*	10.000000	10.573812	5.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.327318	11.778072	14.05%	0
2016	9.903024	10.327318	4.28%	0
2015	10.575241	9.903024	-6.36%	0
2014	10.661579	10.575241	-0.81%	0
2013*	10.000000	10.661579	6.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	17.437962	19.201296	10.11%	0
2016	16.691539	17.437962	4.47%	0
2015	17.177048	16.691539	-2.83%	0
2014	16.749660	17.177048	2.55%	0
2013	14.729835	16.749660	13.71%	0
2012	13.634269	14.729835	8.04%	9,353
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	20.169345	22.946778	13.77%	7,192
2016	19.067781	20.169345	5.78%	7,582
2015	19.700520	19.067781	-3.21%	8,003
2014	19.251370	19.700520	2.33%	8,467
2013	16.134332	19.251370	19.32%	0
2012	14.547240	16.134332	10.91%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	14.964079	15.935070	6.49%	0
2016	14.518679	14.964079	3.07%	0
2015	14.895523	14.518679	-2.53%	0
2014	14.586151	14.895523	2.12%	0
2013	13.539173	14.586151	7.73%	0
2012	12.853743	13.539173	5.33%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	21.562217	26.716037	23.90%	0
2016	21.402034	21.562217	0.75%	0
2015	20.940925	21.402034	2.20%	0
2014	19.783916	20.940925	5.85%	0
2013	14.888534	19.783916	32.88%	0
2012	12.895523	14.888534	15.46%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	9.974912	11.433556	14.62%	0
2016	9.424385	9.974912	5.84%	0
2015	9.888263	9.424385	-4.69%	0
2014*	10.000000	9.888263	-1.12%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.564043	12.535691	18.66%	0
2016	9.845167	10.564043	7.30%	0
2015	10.083370	9.845167	-2.36%	0
2014*	10.000000	10.083370	0.83%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	33.576370	37.905538	12.89%	0
2016	28.626532	33.576370	17.29%	0
2015	30.124019	28.626532	-4.97%	0
2014	28.236471	30.124019	6.68%	0
2013	21.766621	28.236471	29.72%	0
2012	19.005213	21.766621	14.53%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	13.586966	14.087051	3.68%	0
2016	12.825357	13.586966	5.94%	0
2015	13.545777	12.825357	-5.32%	0
2014	13.373714	13.545777	1.29%	0
2013	13.872647	13.373714	-3.60%	0
2012	12.676358	13.872647	9.44%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	9.203737	11.266088	22.41%	0
2016	9.678310	9.203737	-4.90%	0
2015	9.991930	9.678310	-3.14%	0
2014	10.388637	9.991930	-3.82%	0
2013	8.800096	10.388637	18.05%	0
2012	7.813553	8.800096	12.63%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	12.940374	15.461319	19.48%	0
2016	12.641550	12.940374	2.36%	0
2015	13.698084	12.641550	-7.71%	0
2014	15.554720	13.698084	-11.94%	0
2013	13.179210	15.554720	18.02%	0
2012	11.549018	13.179210	14.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	13.338967	16.892836	26.64%	0
2016	13.413092	13.338967	-0.55%	0
2015	13.339555	13.413092	0.55%	0
2014	12.421055	13.339555	7.39%	0
2013	9.477717	12.421055	31.06%	0
2012	8.370289	9.477717	13.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	13.489527	15.042351	11.51%	0
2016	11.921537	13.489527	13.15%	0
2015	12.662431	11.921537	-5.85%	0
2014	11.780417	12.662431	7.49%	0
2013	8.948032	11.780417	31.65%	0
2012	7.804974	8.948032	14.65%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	13.428674	16.697827	24.34%	0
2016	12.985674	13.428674	3.41%	0
2015	13.364901	12.985674	-2.84%	0
2014	13.216041	13.364901	1.13%	0
2013	9.779309	13.216041	35.14%	0
2012	8.749358	9.779309	11.77%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	17.453402	19.373540	11.00%	0
2016	15.221537	17.453402	14.66%	0
2015	16.075781	15.221537	-5.31%	0
2014	14.089820	16.075781	14.10%	0
2013	10.650900	14.089820	32.29%	0
2012	9.389800	10.650900	13.43%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	20.632406	25.076652	21.54%	0
2016	19.582007	20.632406	5.36%	0
2015	19.978369	19.582007	-1.98%	0
2014	19.983455	19.978369	-0.03%	0
2013	14.237843	19.983455	40.35%	0
2012	12.913076	14.237843	10.26%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	33.628005	35.659867	6.04%	0
2016	27.455235	33.628005	22.48%	0
2015	30.049288	27.455235	-8.63%	0
2014	28.866883	30.049288	4.10%	0
2013	21.143882	28.866883	36.53%	0
2012	18.026866	21.143882	17.29%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	30.270369	33.411675	10.38%	0
2016	25.333159	30.270369	19.49%	0
2015	26.484758	25.333159	-4.35%	0
2014	27.013767	26.484758	-1.96%	0
2013	19.712347	27.013767	37.04%	0
2012	17.547095	19.712347	12.34%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	20.867221	24.466462	17.25%	0
2016	19.252521	20.867221	8.39%	0
2015	19.616372	19.252521	-1.85%	0
2014	17.993196	19.616372	9.02%	0
2013	14.109883	17.993196	27.52%	0
2012	12.712220	14.109883	10.99%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	12.556448	12.995619	3.50%	0
2016	12.015044	12.556448	4.51%	0
2015	13.062566	12.015044	-8.02%	0
2014	10.417275	13.062566	25.39%	0
2013	10.403485	10.417275	0.13%	0
2012	9.232286	10.403485	12.69%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	13.676096	16.165603	18.20%	0
2016	12.590870	13.676096	8.62%	0
2015	12.793095	12.590870	-1.58%	0
2014	11.603655	12.793095	10.25%	0
2013*	10.000000	11.603655	16.04%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.439014	9.349021	-0.95%	0
2016	9.445015	9.439014	-0.06%	0
2015	9.720355	9.445015	-2.83%	0
2014	9.920601	9.720355	-2.02%	0
2013	10.164262	9.920601	-2.40%	0
2012	10.070717	10.164262	0.93%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	13.891091	15.465638	11.33%	0
2016	11.786304	13.891091	17.86%	0
2015	12.709035	11.786304	-7.26%	0
2014	12.467470	12.709035	1.94%	0
2013*	10.000000	12.467470	24.67%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	12.812909	15.331910	19.66%	0
2016	12.995651	12.812909	-1.41%	0
2015	13.870366	12.995651	-6.31%	0
2014	15.487943	13.870366	-10.44%	0
2013	13.227042	15.487943	17.09%	0
2012	11.346978	13.227042	16.57%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	26.435064	32.107634	21.46%	0
2016	26.027829	26.435064	1.56%	0
2015	26.432332	26.027829	-1.53%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	8.910358	8.765631	-1.62%	0
2016	9.028122	8.910358	-1.30%	0
2015	9.242642	9.028122	-2.32%	0
2014	9.422161	9.242642	-1.91%	0
2013	9.604522	9.422161	-1.90%	0
2012	9.417722	9.604522	1.98%	0
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	22.653111	26.159329	15.48%	0
2016	21.146801	22.653111	7.12%	0
2015	21.790061	21.146801	-2.95%	0
2014	20.246762	21.790061	7.62%	0
2013	15.090904	20.246762	34.17%	0
2012	13.947407	15.090904	8.20%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	26.025903	34.594510	32.92%	0
2016	26.733418	26.025903	-2.65%	0
2015	26.447693	26.733418	1.08%	0
2014	26.579415	26.447693	-0.50%	0
2013	21.466538	26.579415	23.82%	0
2012	18.204229	21.466538	17.92%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	9.686205	10.014859	3.39%	0
2016	9.348206	9.686205	3.62%	0
2015	9.832956	9.348206	-4.93%	0
2014	9.839916	9.832956	-0.07%	0
2013	10.129417	9.839916	-2.86%	0
2012*	10.000000	10.129417	1.29%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.544637	10.535022	23.29%	0
2016	9.007720	8.544637	-5.14%	0
2015	8.960409	9.007720	0.53%	0
2014*	10.000000	8.960409	-10.40%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	22.721611	25.841009	13.73%	0
2016	20.936971	22.721611	8.52%	0
2015	20.826777	20.936971	0.53%	0
2014	19.348417	20.826777	7.64%	0
2013	15.097719	19.348417	28.15%	0
2012	13.279956	15.097719	13.69%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	33.163600	36.835152	11.07%	0
2016	28.903522	33.163600	14.74%	0
2015	31.568512	28.903522	-8.44%	0
2014	28.998298	31.568512	8.86%	0
2013	21.149611	28.998298	37.11%	0
2012	18.435543	21.149611	14.72%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	9.820090	10.856356	10.55%	0
2016	8.919993	9.820090	10.09%	0
2015	10.074444	8.919993	-11.46%	0
2014	10.285999	10.074444	-2.06%	0
2013	10.538238	10.285999	-2.39%	0
2012*	10.000000	10.538238	5.38%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	9.434274	10.098736	7.04%	0
2016	8.546273	9.434274	10.39%	0
2015	8.977753	8.546273	-4.81%	0
2014	9.080409	8.977753	-1.13%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.088472	10.892905	7.97%	0
2016	10.054512	10.088472	0.34%	0
2015	11.109470	10.054512	-9.50%	0
2014	11.360132	11.109470	-2.21%	0
2013	12.470341	11.360132	-8.90%	0
2012	12.154969	12.470341	2.59%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	10.430302	10.297605	-1.27%	0
2016	10.559205	10.430302	-1.22%	0
2015	10.807402	10.559205	-2.30%	0
2014	11.002185	10.807402	-1.77%	0
2013	11.310560	11.002185	-2.73%	0
2012	10.970530	11.310560	3.10%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.032315	10.007688	-0.25%	0
2016*	10.000000	10.032315	0.32%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.054226	10.275795	2.20%	0
2016	10.051626	10.054226	0.03%	0
2015	10.274886	10.051626	-2.17%	0
2014	10.116726	10.274886	1.56%	0
2013	10.593616	10.116726	-4.50%	0
2012	9.923217	10.593616	6.76%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.173293	11.73%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.283663	13.126260	27.64%	0
2016*	10.000000	10.283663	2.84%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	14.831822	18.306328	23.43%	0
2016	15.593682	14.831822	-4.89%	0
2015	15.971200	15.593682	-2.36%	0
2014	17.571798	15.971200	-9.11%	0
2013	14.071978	17.571798	24.87%	0
2012	11.838944	14.071978	18.86%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	25.772901	31.992907	24.13%	0
2016	29.604387	25.772901	-12.94%	0
2015	26.996859	29.604387	9.66%	0
2014	21.100280	26.996859	27.95%	0
2013	14.378070	21.100280	46.75%	0
2012	11.257643	14.378070	27.72%	0
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.316526	6.993495	-4.42%	0
2016	5.232139	7.316526	39.84%	0
2015	8.085411	5.232139	-35.29%	0
2014	10.282352	8.085411	-21.37%	0
2013	9.561603	10.282352	7.54%	0
2012*	10.000000	9.561603	-4.38%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.463016	7.153403	-4.15%	0
2016	5.325857	7.463016	40.13%	0
2015	8.208056	5.325857	-35.11%	0
2014	10.406950	8.208056	-21.13%	0
2013	9.656588	10.406950	7.77%	0
2012*	10.000000	9.656588	-3.43%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2017	18.137532	23.804236	31.24%	0
2016	18.505357	18.137532	-1.99%	0
2015	18.728173	18.505357	-1.19%	0
2014	18.493746	18.728173	1.27%	0
2013	13.559808	18.493746	36.39%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	20.985112	25.753254	22.72%	0
2016	19.974321	20.985112	5.06%	0
2015	21.094660	19.974321	-5.31%	0
2014	22.049753	21.094660	-4.33%	0
2014	22.049753	21.094660	-4.33%	0
2013	15.053297	22.049753	46.48%	0
2012	14.313615	15.053297	5.17%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	10.806018	12.039699	11.42%	0
2016	10.726908	10.806018	0.74%	0
2015	11.152627	10.726908	-3.82%	0
2014	10.982451	11.152627	1.55%	0
2013	10.068317	10.982451	9.08%	0
2012*	10.000000	10.068317	0.68%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	22.928019	26.500794	15.58%	0
2016	21.181396	22.928019	8.25%	0
2015	21.429925	21.181396	-1.16%	0
2014	20.121320	21.429925	6.50%	0
2013	15.340752	20.121320	31.16%	0
2012	13.427566	15.340752	14.25%	0
2011	12.989651	13.427566	3.37%	0
2011	12.989651	13.427566	3.37%	0
2010	11.816881	12.989651	9.92%	0
2009	10.075814	11.816881	17.28%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	34.154602	37.563538	9.98%	0
2016	28.083164	34.154602	21.62%	0
2015	30.558179	28.083164	-8.10%	0
2014	28.782917	30.558179	6.17%	0
2013	21.459344	28.782917	34.13%	0
2012	18.588944	21.459344	15.44%	0
2011	20.874369	18.588944	-10.95%	0
2011	20.874369	18.588944	-10.95%	0
2010	16.920857	20.874369	23.36%	0
2009	12.171559	16.920857	39.02%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	11.580532	11.700423	1.04%	0
2016	11.383298	11.580532	1.73%	0
2015	11.976833	11.383298	-4.96%	0
2014	11.897640	11.976833	0.67%	0
2013	13.340205	11.897640	-10.81%	0
2012	12.748550	13.340205	4.64%	0
2011	11.706243	12.748550	8.90%	0
2011	11.706243	12.748550	8.90%	0
2010	11.427508	11.706243	2.44%	0
2009	10.639708	11.427508	7.40%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2017	21.768976	25.521835	17.24%	0
2016	19.732325	21.768976	10.32%	0
2015	21.529523	19.732325	-8.35%	0
2014	19.667520	21.529523	9.47%	0
2013	14.896182	19.667520	32.03%	0
2012	13.355935	14.896182	11.53%	0
2011	13.324023	13.355935	0.24%	0
2011	13.324023	13.355935	0.24%	0
2010	12.008004	13.324023	10.96%	0
2009	10.462657	12.008004	14.77%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2017	24.047497	26.123655	8.63%	0
2016	20.107002	24.047497	19.60%	0
2015	20.964339	20.107002	-4.09%	0
2014	18.507467	20.964339	13.28%	0
2013	14.620076	18.507467	26.59%	0
2012	12.908774	14.620076	13.26%	0
2011	13.358495	12.908774	-3.37%	0
2011	13.358495	12.908774	-3.37%	0
2010	11.521407	13.358495	15.94%	0
2009	9.108360	11.521407	26.49%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	10.953979	12.435941	13.53%	0
2016	9.684506	10.953979	13.11%	0
2015*	10.000000	9.684506	-3.15%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	13.926596	15.433077	10.82%	0
2016	13.766182	13.926596	1.17%	0
2015	14.269312	13.766182	-3.53%	0
2014	14.365164	14.269312	-0.67%	0
2013	12.883684	14.365164	11.50%	0
2012	12.023275	12.883684	7.16%	0
2011	12.803302	12.023275	-6.09%	0
2011	12.803302	12.023275	-6.09%	0
2010	11.969753	12.803302	6.96%	0
2009*	10.000000	11.969753	19.70%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.051714	10.489503	4.36%	0
2016	9.142095	10.051714	9.95%	0
2015*	10.000000	9.142095	-8.58%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.698096	9.754501	0.58%	0
2016	9.712329	9.698096	-0.15%	0
2015*	10.000000	9.712329	-2.88%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.121425	1.21%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	14.539574	15.835996	8.92%	0
2016	11.380989	14.539574	27.75%	0
2015	12.485747	11.380989	-8.85%	0
2014	12.130926	12.485747	2.92%	0
2013*	10.000000	12.130926	21.31%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.515909	12.911154	12.12%	0
2016	10.257086	11.515909	12.27%	0
2015	10.797199	10.257086	-5.00%	0
2014*	10.000000	10.797199	7.97%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	35.181853	38.540075	9.55%	0
2016	28.712668	35.181853	22.53%	0
2015	30.166844	28.712668	-4.82%	0
2014	29.448071	30.166844	2.44%	0
2013	21.474692	29.448071	37.13%	0
2012	19.040545	21.474692	12.78%	0
2011	19.428449	19.040545	-2.00%	0
2011	19.428449	19.040545	-2.00%	0
2010	15.844234	19.428449	22.62%	0
2009	13.004399	15.844234	21.84%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	23.334301	27.565085	18.13%	0
2016	21.484998	23.334301	8.61%	0
2015	21.857400	21.484998	-1.70%	0
2014	19.830646	21.857400	10.22%	0
2013	15.450609	19.830646	28.35%	0
2012	13.731020	15.450609	12.52%	0
2011	13.864896	13.731020	-0.97%	0
2011	13.864896	13.731020	-0.97%	0
2010	12.421688	13.864896	11.62%	0
2009	10.112851	12.421688	22.83%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2017	19.619419	24.285134	23.78%	0
2016	18.703554	19.619419	4.90%	0
2015	19.728400	18.703554	-5.19%	0
2014	18.775140	19.728400	5.08%	0
2013	15.945460	18.775140	17.75%	0
2012	14.857461	15.945460	7.32%	0
2011	14.020079	14.857461	5.97%	0
2011	14.020079	14.857461	5.97%	0
2010	12.505268	14.020079	12.11%	0
2009	10.498713	12.505268	19.11%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2017	18.995528	23.024350	21.21%	0
2016	16.689162	18.995528	13.82%	0
2015	17.569084	16.689162	-5.01%	0
2014	17.793762	17.569084	-1.26%	0
2013	12.318910	17.793762	44.44%	0
2012	10.514023	12.318910	17.17%	0
2011	12.553652	10.514023	-16.25%	0
2011	12.553652	10.514023	-16.25%	0
2010	9.847216	12.553652	27.48%	0
2009	8.034864	9.847216	22.56%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.026128	10.107526	0.81%	0
2016	9.443006	10.026128	6.18%	0
2015	9.787214	9.443006	-3.52%	0
2014	9.986173	9.787214	-1.99%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	12.157773	13.112696	7.85%	0
2016	13.060227	12.157773	-6.91%	0
2015	14.323695	13.060227	-8.82%	0
2014	14.896789	14.323695	-3.85%	0
2013	13.165069	14.896789	13.15%	0
2012	12.279185	13.165069	7.21%	0
2011	13.334420	12.279185	-7.91%	0
2011	13.334420	12.279185	-7.91%	0
2010	12.108087	13.334420	10.13%	0
2009	10.969747	12.108087	10.38%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	11.937700	12.070333	1.11%	0
2016	11.831347	11.937700	0.90%	0
2015	12.194538	11.831347	-2.98%	0
2014	12.088963	12.194538	0.87%	0
2013	12.312904	12.088963	-1.82%	0
2012	11.545282	12.312904	6.65%	0
2011	11.615366	11.545282	-0.60%	0
2011	11.615366	11.545282	-0.60%	0
2010	11.007581	11.615366	5.52%	0
2009	9.400709	11.007581	17.09%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2017	13.591851	14.941397	9.93%	0
2016	13.253330	13.591851	2.55%	0
2015	13.672677	13.253330	-3.07%	0
2014	13.463495	13.672677	1.55%	0
2013	12.205107	13.463495	10.31%	0
2012	11.225020	12.205107	8.73%	0
2011	11.567530	11.225020	-2.96%	0
2011	11.567530	11.225020	-2.96%	0
2010	10.546844	11.567530	9.68%	0
2009	8.731219	10.546844	20.79%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2017	14.179379	16.065929	13.30%	0
2016	13.751411	14.179379	3.11%	0
2015	14.176352	13.751411	-3.00%	0
2014	13.908193	14.176352	1.93%	0
2013	12.342309	13.908193	12.69%	0
2012	11.201851	12.342309	10.18%	0
2011	11.638850	11.201851	-3.75%	0
2011	11.638850	11.201851	-3.75%	0
2010	10.446336	11.638850	11.42%	0
2009	8.339025	10.446336	25.27%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2017	14.865833	17.486100	17.63%	0
2016	14.339733	14.865833	3.67%	0
2015	14.793366	14.339733	-3.07%	0
2014	14.493040	14.793366	2.07%	0
2013	12.249652	14.493040	18.31%	0
2012	10.913993	12.249652	12.24%	0
2011	11.525093	10.913993	-5.30%	0
2011	11.525093	10.913993	-5.30%	0
2010	10.204831	11.525093	12.94%	0
2009	7.982886	10.204831	27.83%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.347725	11.709944	13.16%	0
2016*	10.000000	10.347725	3.48%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	15.488696	14.675893	-5.25%	0
2016	11.904275	15.488696	30.11%	0
2015	15.414913	11.904275	-22.77%	0
2014	18.133744	15.414913	-14.99%	0
2013	14.988926	18.133744	20.98%	0
2012	14.686787	14.988926	2.06%	0
2011	15.896995	14.686787	-7.61%	0
2011	15.896995	14.686787	-7.61%	0
2010	13.690020	15.896995	16.12%	0
2009	9.519567	13.690020	43.81%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	21.761985	23.891671	9.79%	0
2016	18.970272	21.761985	14.72%	0
2015	20.328358	18.970272	-6.68%	0
2014	19.229704	20.328358	5.71%	0
2013	15.436922	19.229704	24.57%	0
2012	13.533599	15.436922	14.06%	0
2011	13.796680	13.533599	-1.91%	0
2011	13.796680	13.533599	-1.91%	0
2010	12.319644	13.796680	11.99%	0
2009	9.733362	12.319644	26.57%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.167713	12.691798	13.65%	0
2016*	10.000000	11.167713	11.68%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	22.325583	29.333682	31.39%	0
2016	22.782894	22.325583	-2.01%	0
2015	21.869122	22.782894	4.18%	0
2014	20.215082	21.869122	8.18%	0
2013	15.252692	20.215082	32.53%	0
2012	13.682083	15.252692	11.48%	0
2011	14.043914	13.682083	-2.58%	0
2011	14.043914	13.682083	-2.58%	0
2010	11.634753	14.043914	20.71%	0
2009	9.330044	11.634753	24.70%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	12.190613	12.354877	1.35%	0
2016	11.972600	12.190613	1.82%	0
2015	12.391204	11.972600	-3.38%	0
2014	12.039095	12.391204	2.92%	0
2013	12.615011	12.039095	-4.57%	0
2012	12.258973	12.615011	2.90%	0
2011	11.752048	12.258973	4.31%	0
2011	11.752048	12.258973	4.31%	0
2010	11.213147	11.752048	4.81%	0
2009	9.964971	11.213147	12.53%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	34.037746	39.985118	17.47%	0
2016	31.205243	34.037746	9.08%	0
2015	32.552123	31.205243	-4.14%	0
2014	31.503792	32.552123	3.33%	0
2013	23.793129	31.503792	32.41%	0
2012	21.313396	23.793129	11.63%	0
2011	24.532712	21.313396	-13.12%	0
2011	24.532712	21.313396	-13.12%	0
2010	19.579731	24.532712	25.30%	0
2009	14.376832	19.579731	36.19%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	18.029926	22.841045	26.68%	0
2016	19.529322	18.029926	-7.68%	0
2015	19.400905	19.529322	0.66%	0
2014	21.709994	19.400905	-10.64%	0
2013	17.114762	21.709994	26.85%	0
2012	14.590302	17.114762	17.30%	0
2011	18.112411	14.590302	-19.45%	0
2011	18.112411	14.590302	-19.45%	0
2010	16.472568	18.112411	9.95%	0
2009	13.392232	16.472568	23.00%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017	11.595130	11.726504	1.13%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	27.555795	31.980768	16.06%	0
2016	25.875700	27.555795	6.49%	0
2015	27.427999	25.875700	-5.66%	0
2014	26.424714	27.427999	3.80%	0
2013	20.828793	26.424714	26.87%	0
2012	16.822153	20.828793	23.82%	0
2011	18.976719	16.822153	-11.35%	0
2011	18.976719	16.822153	-11.35%	0
2010	15.413239	18.976719	23.12%	0
2009	10.064495	15.413239	53.14%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	11.725407	12.796138	9.13%	0
2016	10.630221	11.725407	10.30%	0
2015	11.631141	10.630221	-8.61%	0
2014	11.605011	11.631141	0.23%	0
2013	9.621442	11.605011	20.62%	0
2012	8.561124	9.621442	12.39%	0
2011	8.922286	8.561124	-4.05%	0
2011	8.922286	8.561124	-4.05%	0
2010	8.304096	8.922286	7.44%	0
2009	6.542223	8.304096	26.93%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	13.835285	14.787805	6.88%	0
2016	12.450280	13.835285	11.12%	0
2015	13.745833	12.450280	-9.43%	0
2014	13.483172	13.745833	1.95%	0
2013	12.143009	13.483172	11.04%	0
2012	11.061898	12.143009	9.77%	0
2011	11.086382	11.061898	-0.22%	0
2011	11.086382	11.061898	-0.22%	0
2010	10.096749	11.086382	9.80%	0
2009	7.640967	10.096749	32.14%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2017	23.576251	27.700716	17.49%	0
2016	20.847005	23.576251	13.09%	0
2015	22.202504	20.847005	-6.11%	0
2014	20.955509	22.202504	5.95%	0
2013	16.580866	20.955509	26.38%	0
2012	15.197831	16.580866	9.10%	0
2011	14.712054	15.197831	3.30%	0
2011	14.712054	15.197831	3.30%	0
2010	12.513402	14.712054	17.57%	0
2009	10.942922	12.513402	14.35%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	32.731071	35.296632	7.84%	0
2016	25.797235	32.731071	26.88%	0
2015	28.583969	25.797235	-9.75%	0
2014	29.165614	28.583969	-1.99%	0
2013	21.967646	29.165614	32.77%	0
2012	19.042266	21.967646	15.36%	0
2011	20.303088	19.042266	-6.21%	0
2011	20.303088	19.042266	-6.21%	0
2010	16.248200	20.303088	24.96%	0
2009	12.909587	16.248200	25.86%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.309852	11.371348	36.84%	0
2016	7.260269	8.309852	14.46%	0
2015	9.267125	7.260269	-21.66%	0
2014*	10.000000	9.267125	-7.33%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	18.290622	20.801278	13.73%	0
2016	17.511427	18.290622	4.45%	0
2015	19.217639	17.511427	-8.88%	0
2014	22.191048	19.217639	-13.40%	0
2013	18.517751	22.191048	19.84%	0
2012	16.072854	18.517751	15.21%	0
2011	18.455595	16.072854	-12.91%	0
2011	18.455595	16.072854	-12.91%	0
2010	17.469514	18.455595	5.64%	0
2009	13.081038	17.469514	33.55%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	8.978461	8.918638	-0.67%	0
2016	8.949755	8.978461	0.32%	0
2015	9.597151	8.949755	-6.75%	0
2014	9.671022	9.597151	-0.76%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.605088	11.690605	10.24%	0
2016	10.429417	10.605088	1.68%	0
2015	11.363426	10.429417	-8.22%	0
2014	11.218175	11.363426	1.29%	0
2013	10.136466	11.218175	10.67%	0
2012*	10.000000	10.136466	1.36%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.645279	9.745420	1.04%	0
2016	9.945067	9.645279	-3.01%	0
2015	10.020053	9.945067	-0.75%	0
2014	9.824468	10.020053	1.99%	0
2013*	10.000000	9.824468	-1.76%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	13.937108	17.253945	23.80%	0
2016	14.018049	13.937108	-0.58%	0
2015	13.732582	14.018049	2.08%	0
2014	13.027738	13.732582	5.41%	0
2013	9.562855	13.027738	36.23%	0
2012*	10.000000	9.562855	-4.37%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	12.909171	14.424490	11.74%	0
2016	11.705286	12.909171	10.28%	0
2015	12.548814	11.705286	-6.72%	0
2014	12.361787	12.548814	1.51%	0
2013	9.874439	12.361787	25.19%	0
2012*	10.000000	9.874439	-1.26%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.019934	15.498546	19.04%	0
2016	13.283681	13.019934	-1.99%	0
2015	13.490783	13.283681	-1.54%	0
2014	12.855079	13.490783	4.95%	0
2013	9.656623	12.855079	33.12%	0
2012*	10.000000	9.656623	-3.43%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	12.488649	14.395202	15.27%	0
2016	13.152349	12.488649	-5.05%	0
2015	14.725730	13.152349	-10.68%	0
2014	15.951061	14.725730	-7.68%	0
2013	13.080810	15.951061	21.94%	0
2012	11.263878	13.080810	16.13%	0
2011	12.455671	11.263878	-9.57%	0
2011	12.455671	11.263878	-9.57%	0
2010	11.761044	12.455671	5.91%	0
2009*	10.000000	11.761044	17.61%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	11.830637	12.299843	3.97%	0
2016	10.448052	11.830637	13.23%	0
2015	11.467464	10.448052	-8.89%	0
2014	11.547573	11.467464	-0.69%	0
2013	10.723743	11.547573	7.68%	0
2012*	10.000000	10.723743	7.24%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	12.617458	15.604102	23.67%	0
2016	12.200580	12.617458	3.42%	0
2015	13.287985	12.200580	-8.18%	0
2014	12.640938	13.287985	5.12%	0
2013	9.982879	12.640938	26.63%	0
2012*	10.000000	9.982879	-0.17%	0
Janus Henderson VIT Balanced Portfolio: Service Sharess - Q/NQ
2017	20.624237	23.745083	15.13%	0
2016	20.285342	20.624237	1.67%	0
2015	20.731072	20.285342	-2.15%	0
2014	19.654322	20.731072	5.48%	0
2013	16.834714	19.654322	16.75%	0
2012	15.238158	16.834714	10.48%	0
2011	15.426977	15.238158	-1.22%	0
2011	15.426977	15.238158	-1.22%	0
2010	14.641613	15.426977	5.36%	0
2009	11.963925	14.641613	22.38%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.666392	9.736429	0.72%	0
2016	9.703046	9.666392	-0.38%	0
2015*	10.000000	9.703046	-2.97%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	28.252628	35.793847	26.69%	0
2016	28.437489	28.252628	-0.65%	0
2015	26.069556	28.437489	9.08%	0
2014	24.663271	26.069556	5.70%	0
2013	19.336156	24.663271	27.55%	0
2012	16.020816	19.336156	20.69%	0
2011	17.665535	16.020816	-9.31%	0
2011	17.665535	16.020816	-9.31%	0
2010	17.024431	17.665535	3.77%	0
2009	11.964347	17.024431	42.29%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	15.709029	22.186202	41.23%	0
2016	14.157758	15.709029	10.96%	0
2015	13.883259	14.157758	1.98%	0
2014	13.028629	13.883259	6.56%	0
2013	9.874613	13.028629	31.94%	0
2012*	10.000000	9.874613	-1.25%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	20.978435	26.743389	27.48%	0
2016	23.073675	20.978435	-9.08%	0
2015	25.963884	23.073675	-11.13%	0
2014	30.311923	25.963884	-14.34%	0
2013	27.217783	30.311923	11.37%	0
2012	24.678978	27.217783	10.29%	0
2011	37.427896	24.678978	-34.06%	0
2011	37.427896	24.678978	-34.06%	0
2010	30.720539	37.427896	21.83%	0
2009	17.604164	30.720539	74.51%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.316557	10.360606	24.58%	0
2016	7.065298	8.316557	17.71%	0
2015	9.069337	7.065298	-22.10%	0
2014	9.759303	9.069337	-7.07%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.890609	10.011530	1.22%	0
2016*	10.000000	9.890609	-1.09%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	12.721108	15.662335	23.12%	0
2016	11.997419	12.721108	6.03%	0
2015	12.581382	11.997419	-4.64%	0
2014	13.956733	12.581382	-9.85%	0
2013	10.141492	13.956733	37.62%	0
2012*	10.000000	10.141492	1.41%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	26.190386	29.952720	14.37%	0
2016	23.619868	26.190386	10.88%	0
2015	24.466486	23.619868	-3.46%	0
2014	22.782329	24.466486	7.39%	0
2013	17.241002	22.782329	32.14%	0
2012	15.268221	17.241002	12.92%	0
2011	15.740351	15.268221	-3.00%	0
2011	15.740351	15.268221	-3.00%	0
2010	14.522997	15.740351	8.38%	0
2009	12.170575	14.522997	19.33%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	14.815493	18.311334	23.60%	0
2016	14.639677	14.815493	1.20%	0
2015	14.129694	14.639677	3.61%	0
2014	14.337034	14.129694	-1.45%	0
2013	11.526613	14.337034	24.38%	0
2012	10.203372	11.526613	12.97%	0
2011	10.659314	10.203372	-4.28%	0
2011	10.659314	10.203372	-4.28%	0
2010*	10.000000	10.659314	6.59%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	9.948556	12.420294	24.85%	0
2016	9.644725	9.948556	3.15%	0
2015*	10.000000	9.644725	-3.55%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	11.440755	11.807065	3.20%	0
2016	11.089431	11.440755	3.17%	0
2015	11.475136	11.089431	-3.36%	0
2014	10.947179	11.475136	4.82%	0
2013	11.299207	10.947179	-3.12%	0
2012	10.619357	11.299207	6.40%	0
2011	10.337855	10.619357	2.72%	0
2011	10.337855	10.619357	2.72%	0
2010	9.927442	10.337855	4.13%	0
2009	9.313512	9.927442	6.59%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	20.323315	21.705105	6.80%	0
2016	18.858231	20.323315	7.77%	0
2015	19.581950	18.858231	-3.70%	0
2014	19.529907	19.581950	0.27%	0
2013	21.964405	19.529907	-11.08%	0
2012	19.122170	21.964405	14.86%	0
2011	18.357409	19.122170	4.17%	0
2011	18.357409	19.122170	4.17%	0
2010	17.165409	18.357409	6.94%	0
2009	13.537731	17.165409	26.80%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.138275	10.023123	9.68%	0
2016	8.155946	9.138275	12.04%	0
2015*	10.000000	8.155946	-18.44%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	15.608889	17.877041	14.53%	0
2016	14.428448	15.608889	8.18%	0
2015	15.949212	14.428448	-9.54%	0
2014	16.711594	15.949212	-4.56%	0
2013	12.999241	16.711594	28.56%	0
2012	10.878675	12.999241	19.49%	0
2011	11.265383	10.878675	-3.43%	0
2011	11.265383	10.878675	-3.43%	0
2010*	10.000000	11.265383	12.65%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	22.892101	24.192566	5.68%	0
2016	19.539878	22.892101	17.16%	0
2015	20.983330	19.539878	-6.88%	0
2014	19.063981	20.983330	10.07%	0
2013	14.857003	19.063981	28.32%	0
2012	13.322188	14.857003	11.52%	0
2011	13.603911	13.322188	-2.07%	0
2011	13.603911	13.322188	-2.07%	0
2010	12.337108	13.603911	10.27%	0
2009*	10.000000	12.337108	23.37%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	13.742313	15.508121	12.85%	0
2016	12.936619	13.742313	6.23%	0
2015	13.145771	12.936619	-1.59%	0
2014	12.848561	13.145771	2.31%	0
2013	10.694457	12.848561	20.14%	0
2012	9.484316	10.694457	12.76%	0
2011	9.642376	9.484316	-1.64%	0
2011	9.642376	9.484316	-1.64%	0
2010	8.833028	9.642376	9.16%	0
2009	7.344487	8.833028	20.27%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	10.261170	10.321399	0.59%	0
2016	10.257067	10.261170	0.04%	0
2015	10.549847	10.257067	-2.78%	0
2014	10.312484	10.549847	2.30%	0
2013	10.861918	10.312484	-5.06%	0
2012	10.619417	10.861918	2.28%	0
2011	10.306571	10.619417	3.04%	0
2011	10.306571	10.619417	3.04%	0
2010	9.978477	10.306571	3.29%	0
2009	9.130214	9.978477	9.29%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	14.095292	17.991002	27.64%	0
2016	14.436052	14.095292	-2.36%	0
2015	13.904076	14.436052	3.83%	0
2014	14.010754	13.904076	-0.76%	0
2013	11.176181	14.010754	25.36%	0
2012	9.394355	11.176181	18.97%	0
2011	10.629301	9.394355	-11.62%	0
2011	10.629301	9.394355	-11.62%	0
2010	9.799774	10.629301	8.46%	0
2009	7.101625	9.799774	37.99%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	14.657029	18.255174	24.55%	0
2016	13.789587	14.657029	6.29%	0
2015	13.295893	13.789587	3.71%	0
2014	12.625352	13.295893	5.31%	0
2013	9.995760	12.625352	26.31%	0
2012	8.737424	9.995760	14.40%	0
2011	9.406610	8.737424	-7.11%	0
2011	9.406610	8.737424	-7.11%	0
2010	8.166735	9.406610	15.18%	0
2009	6.038560	8.166735	35.24%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	13.039542	15.494573	18.83%	0
2016	12.044352	13.039542	8.26%	0
2015	12.226688	12.044352	-1.49%	0
2014	11.382472	12.226688	7.42%	0
2013	8.784156	11.382472	29.58%	0
2012	7.700587	8.784156	14.07%	0
2011	8.082379	7.700587	-4.72%	0
2011	8.082379	7.700587	-4.72%	0
2010	7.473482	8.082379	8.15%	0
2009	5.868092	7.473482	27.36%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	22.931176	26.301238	14.70%	0
2016	20.012585	22.931176	14.58%	0
2015	21.967720	20.012585	-8.90%	0
2014	20.695251	21.967720	6.15%	0
2013	15.695825	20.695251	31.85%	0
2012	13.630653	15.695825	15.15%	0
2011	14.352557	13.630653	-5.03%	0
2011	14.352557	13.630653	-5.03%	0
2010	12.757362	14.352557	12.50%	0
2009	10.206059	12.757362	25.00%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.256427	10.684043	15.42%	0
2016	9.223586	9.256427	0.36%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	18.763999	19.522506	4.04%	0
2016	16.865947	18.763999	11.25%	0
2015	17.770721	16.865947	-5.09%	0
2014	17.782223	17.770721	-0.06%	0
2013	17.042224	17.782223	4.34%	0
2012	15.266869	17.042224	11.63%	0
2011	15.089297	15.266869	1.18%	0
2011	15.089297	15.266869	1.18%	0
2010	13.683945	15.089297	10.27%	0
2009	9.617685	13.683945	42.28%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	12.880503	15.661239	21.59%	0
2016	11.640080	12.880503	10.66%	0
2015	12.088895	11.640080	-3.71%	0
2014	11.641640	12.088895	3.84%	0
2013	8.322867	11.641640	39.88%	0
2012	7.310415	8.322867	13.85%	0
2011	8.491116	7.310415	-13.91%	0
2011	8.491116	7.310415	-13.91%	0
2010	7.551323	8.491116	12.45%	0
2009	5.065862	7.551323	49.06%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	14.487598	16.712104	15.35%	0
2016	13.500832	14.487598	7.31%	0
2015	13.912338	13.500832	-2.96%	0
2014	12.918651	13.912338	7.69%	0
2013	9.567855	12.918651	35.02%	0
2012	8.815334	9.567855	8.54%	0
2011	9.350943	8.815334	-5.73%	0
2011	9.350943	8.815334	-5.73%	0
2010	7.765678	9.350943	20.41%	0
2009	6.070614	7.765678	27.92%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	11.926923	13.925070	16.75%	0
2016	11.293575	11.926923	5.61%	0
2015	11.796044	11.293575	-4.26%	0
2014	11.583822	11.796044	1.83%	0
2013	9.180730	11.583822	26.18%	0
2012	8.111270	9.180730	13.18%	0
2011	8.890218	8.111270	-8.76%	0
2011	8.890218	8.111270	-8.76%	0
2010	7.935787	8.890218	12.03%	0
2009	6.303170	7.935787	25.90%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	11.622467	12.692033	9.20%	0
2016	11.239220	11.622467	3.41%	0
2015	11.656842	11.239220	-3.58%	0
2014	11.469003	11.656842	1.64%	0
2013	10.264545	11.469003	11.73%	0
2012	9.484681	10.264545	8.22%	0
2011	9.865025	9.484681	-3.86%	0
2011	9.865025	9.484681	-3.86%	0
2010	9.168916	9.865025	7.59%	0
2009	7.852379	9.168916	16.77%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	11.947312	13.483910	12.86%	0
2016	11.422711	11.947312	4.59%	0
2015	11.879499	11.422711	-3.85%	0
2014	11.643410	11.879499	2.03%	0
2013	9.854361	11.643410	18.15%	0
2012	8.898775	9.854361	10.74%	0
2011	9.457221	8.898775	-5.90%	0
2011	9.457221	8.898775	-5.90%	0
2010	8.634762	9.457221	9.52%	0
2009	7.136271	8.634762	21.00%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	10.838423	11.234458	3.65%	0
2016	10.630838	10.838423	1.95%	0
2015	10.989682	10.630838	-3.27%	0
2014	10.913127	10.989682	0.70%	0
2013	10.672242	10.913127	2.26%	0
2012	10.188217	10.672242	4.75%	0
2011	10.308704	10.188217	-1.17%	0
2011	10.308704	10.188217	-1.17%	0
2010	9.904798	10.308704	4.08%	0
2009	8.993013	9.904798	10.14%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.262883	11.478837	11.85%	0
2016	9.976321	10.262883	2.87%	0
2015	10.696745	9.976321	-6.73%	0
2014	10.734054	10.696745	-0.35%	0
2013*	10.000000	10.734054	7.34%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.268357	11.787722	14.80%	0
2016	9.920011	10.268357	3.51%	0
2015	10.701529	9.920011	-7.30%	0
2014	10.871405	10.701529	-1.56%	0
2013*	10.000000	10.871405	8.71%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	11.814656	13.122733	11.07%	0
2016	11.357533	11.814656	4.02%	0
2015	11.780332	11.357533	-3.59%	0
2014	11.560275	11.780332	1.90%	0
2013	10.069798	11.560275	14.80%	0
2012	9.196320	10.069798	9.50%	0
2011	9.661834	9.196320	-4.82%	0
2011	9.661834	9.196320	-4.82%	0
2010	8.902263	9.661834	8.53%	0
2009	7.491083	8.902263	18.84%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	11.890804	13.682485	15.07%	0
2016	11.340207	11.890804	4.86%	0
2015	11.815137	11.340207	-4.02%	0
2014	11.595366	11.815137	1.90%	0
2013	9.574326	11.595366	21.11%	0
2012	8.574731	9.574326	11.66%	0
2011	9.229854	8.574731	-7.10%	0
2011	9.229854	8.574731	-7.10%	0
2010	8.358577	9.229854	10.42%	0
2009	6.776253	8.358577	23.35%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	11.444083	12.255655	7.09%	0
2016	11.078239	11.444083	3.30%	0
2015	11.490543	11.078239	-3.59%	0
2014	11.328751	11.490543	1.43%	0
2013	10.450646	11.328751	8.40%	0
2012	9.745905	10.450646	7.23%	0
2011	10.027472	9.745905	-2.81%	0
2011	10.027472	9.745905	-2.81%	0
2010	9.437218	10.027472	6.25%	0
2009	8.229175	9.437218	14.68%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	11.200787	11.372198	1.53%	0
2016	10.945211	11.200787	2.34%	0
2015	11.331400	10.945211	-3.41%	0
2014	11.108157	11.331400	2.01%	0
2013	11.646760	11.108157	-4.62%	0
2012	11.120167	11.646760	4.74%	0
2011	10.740293	11.120167	3.54%	0
2011	10.740293	11.120167	3.54%	0
2010	10.321677	10.740293	4.06%	0
2009	9.753752	10.321677	5.82%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	11.988523	12.123774	1.13%	0
2016	11.904234	11.988523	0.71%	0
2015	12.279271	11.904234	-3.05%	0
2014	12.014093	12.279271	2.21%	0
2013	12.586370	12.014093	-4.55%	0
2012	12.058234	12.586370	4.38%	0
2011	11.667296	12.058234	3.35%	0
2011	11.667296	12.058234	3.35%	0
2010	11.073984	11.667296	5.36%	0
2009	9.759531	11.073984	13.47%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	11.576207	13.299673	14.89%	0
2016	10.663899	11.576207	8.56%	0
2015	11.299958	10.663899	-5.63%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.134066	12.351908	10.94%	0
2016	10.503513	11.134066	6.00%	0
2015	10.971671	10.503513	-4.27%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	22.892092	31.507248	37.63%	0
2016	21.854914	22.892092	4.75%	0
2015	26.773426	21.854914	-18.37%	0
2014	29.144341	26.773426	-8.14%	0
2013	29.779342	29.144341	-2.13%	0
2012	26.122124	29.779342	14.00%	0
2011	34.630382	26.122124	-24.57%	0
2011	34.630382	26.122124	-24.57%	0
2010	30.657203	34.630382	12.96%	0
2009	19.289618	30.657203	58.93%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	10.887230	10.831515	-0.51%	0
2016	11.089083	10.887230	-1.82%	0
2015	11.391655	11.089083	-2.66%	0
2014	11.178962	11.391655	1.90%	0
2013	11.956428	11.178962	-6.50%	0
2012	11.906138	11.956428	0.42%	0
2011	11.390386	11.906138	4.53%	0
2011	11.390386	11.906138	4.53%	0
2010	11.154997	11.390386	2.11%	0
2009	11.147169	11.154997	0.07%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	8.126009	7.952735	-2.13%	0
2016	8.337415	8.126009	-2.54%	0
2015	8.555579	8.337415	-2.55%	0
2014	8.779455	8.555579	-2.55%	0
2013	9.009187	8.779455	-2.55%	0
2012	9.245579	9.009187	-2.56%	0
2011	9.486829	9.245579	-2.54%	0
2011	9.486829	9.245579	-2.54%	0
2010	9.735058	9.486829	-2.55%	0
2009	9.985606	9.735058	-2.51%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	7.593107	9.403671	23.84%	0
2016	7.742192	7.593107	-1.93%	0
2015	8.209248	7.742192	-5.69%	0
2014	8.485170	8.209248	-3.25%	0
2013	7.406374	8.485170	14.57%	0
2012	6.596234	7.406374	12.28%	0
2011	7.520638	6.596234	-12.29%	0
2011	7.520638	6.596234	-12.29%	0
2010	6.829224	7.520638	10.12%	0
2009	5.413580	6.829224	26.15%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	8.296208	10.062709	21.29%	0
2016	8.468400	8.296208	-2.03%	0
2015	8.812461	8.468400	-3.90%	0
2014	9.639599	8.812461	-8.58%	0
2013	8.174218	9.639599	17.93%	0
2012	7.096218	8.174218	15.19%	0
2011	8.355280	7.096218	-15.07%	0
2011	8.355280	7.096218	-15.07%	0
2010	7.983117	8.355280	4.66%	0
2009	6.369716	7.983117	25.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	22.010817	25.404617	15.42%	0
2016	20.631727	22.010817	6.68%	0
2015	21.385114	20.631727	-3.52%	0
2014	20.902649	21.385114	2.31%	0
2013	16.856410	20.902649	24.00%	0
2012	14.924933	16.856410	12.94%	0
2011	15.941481	14.924933	-6.38%	0
2011	15.941481	14.924933	-6.38%	0
2010	14.270643	15.941481	11.71%	0
2009	11.512141	14.270643	23.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	14.567863	15.777749	8.31%	0
2016	14.061722	14.567863	3.60%	0
2015	14.454808	14.061722	-2.72%	0
2014	14.182742	14.454808	1.92%	0
2013	12.831316	14.182742	10.53%	0
2012	12.037977	12.831316	6.59%	0
2011	12.243948	12.037977	-1.68%	0
2011	12.243948	12.037977	-1.68%	0
2010	11.441283	12.243948	7.02%	0
2009*	10.000000	11.441283	14.41%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	16.805757	18.803911	11.89%	0
2016	16.005533	16.805757	5.00%	0
2015	16.512212	16.005533	-3.07%	0
2014	16.104915	16.512212	2.53%	0
2013	13.830086	16.104915	16.45%	0
2012	12.643935	13.830086	9.38%	0
2011	13.096652	12.643935	-3.46%	0
2011	13.096652	12.643935	-3.46%	0
2010	11.995956	13.096652	9.18%	0
2009*	10.000000	11.995956	19.96%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	12.316570	12.685488	3.00%	0
2016	12.121144	12.316570	1.61%	0
2015	12.405497	12.121144	-2.29%	0
2014	12.253409	12.405497	1.24%	0
2013	11.994497	12.253409	2.16%	0
2012	11.703416	11.994497	2.49%	0
2011	11.666968	11.703416	0.31%	0
2011	11.666968	11.703416	0.31%	0
2010	11.305970	11.666968	3.19%	0
2009	10.635584	11.305970	6.30%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.251628	11.392814	11.13%	0
2016	9.951129	10.251628	3.02%	0
2015	10.553611	9.951129	-5.71%	0
2014	10.570189	10.553611	-0.16%	0
2013*	10.000000	10.570189	5.70%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.307918	11.749945	13.99%	0
2016	9.889480	10.307918	4.23%	0
2015	10.566192	9.889480	-6.40%	0
2014	10.657923	10.566192	-0.86%	0
2013*	10.000000	10.657923	6.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	17.314355	19.055448	10.06%	0
2016	16.581702	17.314355	4.42%	0
2015	17.072766	16.581702	-2.88%	0
2014	16.656509	17.072766	2.50%	0
2013	14.655419	16.656509	13.65%	0
2012	13.572366	14.655419	7.98%	0
2011	13.932384	13.572366	-2.58%	0
2011	13.932384	13.572366	-2.58%	0
2010	12.889966	13.932384	8.09%	0
2009	11.102684	12.889966	16.10%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	20.026333	22.772424	13.71%	0
2016	18.942264	20.026333	5.72%	0
2015	19.580880	18.942264	-3.26%	0
2014	19.144282	19.580880	2.28%	0
2013	16.052812	19.144282	19.26%	0
2012	14.481183	16.052812	10.85%	0
2011	15.182222	14.481183	-4.62%	0
2011	15.182222	14.481183	-4.62%	0
2010	13.807159	15.182222	9.96%	0
2009	11.390121	13.807159	21.22%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	14.857986	15.814004	6.43%	0
2016	14.423121	14.857986	3.02%	0
2015	14.805082	14.423121	-2.58%	0
2014	14.505035	14.805082	2.07%	0
2013	13.470774	14.505035	7.68%	0
2012	12.795373	13.470774	5.28%	0
2011	12.864085	12.795373	-0.53%	0
2011	12.864085	12.795373	-0.53%	0
2010	12.164556	12.864085	5.75%	0
2009	10.896205	12.164556	11.64%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	21.477644	26.597647	23.84%	0
2016	21.328997	21.477644	0.70%	0
2015	20.880164	21.328997	2.15%	0
2014	19.736633	20.880164	5.79%	0
2013	14.860568	19.736633	32.81%	0
2012	12.877914	14.860568	15.40%	0
2011	13.552335	12.877914	-4.98%	0
2011	13.552335	12.877914	-4.98%	0
2010	12.815268	13.552335	5.75%	0
2009*	10.000000	12.815268	28.15%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	9.962310	11.413278	14.56%	0
2016	9.417301	9.962310	5.79%	0
2015	9.885901	9.417301	-4.74%	0
2014*	10.000000	9.885901	-1.14%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.550698	12.513458	18.60%	0
2016	9.837767	10.550698	7.25%	0
2015	10.080961	9.837767	-2.41%	0
2014*	10.000000	10.080961	0.81%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	33.338231	37.617452	12.84%	0
2016	28.438030	33.338231	17.23%	0
2015	29.941009	28.438030	-5.02%	0
2014	28.079326	29.941009	6.63%	0
2013	21.656579	28.079326	29.66%	0
2012	18.918860	21.656579	14.47%	0
2011	19.919798	18.918860	-5.02%	0
2011	19.919798	18.918860	-5.02%	0
2010	16.196685	19.919798	22.99%	0
2009	12.153449	16.196685	33.27%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	13.490590	13.979972	3.63%	0
2016	12.740906	13.490590	5.88%	0
2015	13.463479	12.740906	-5.37%	0
2014	13.299277	13.463479	1.23%	0
2013	13.802520	13.299277	-3.65%	0
2012	12.618776	13.802520	9.38%	0
2011	12.267503	12.618776	2.86%	0
2011	12.267503	12.618776	2.86%	0
2010	11.383200	12.267503	7.77%	0
2009	9.391312	11.383200	21.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	9.162929	11.210407	22.35%	0
2016	9.640328	9.162929	-4.95%	0
2015	9.957829	9.640328	-3.19%	0
2014	10.358492	9.957829	-3.87%	0
2013	8.779059	10.358492	17.99%	0
2012	7.798884	8.779059	12.57%	0
2011	8.854791	7.798884	-11.92%	0
2011	8.854791	7.798884	-11.92%	0
2010	7.984057	8.854791	10.91%	0
2009	6.019470	7.984057	32.64%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	12.849949	15.345430	19.42%	0
2016	12.559637	12.849949	2.31%	0
2015	13.616307	12.559637	-7.76%	0
2014	15.469808	13.616307	-11.98%	0
2013	13.113998	15.469808	17.96%	0
2012	11.497776	13.113998	14.06%	0
2011	14.115179	11.497776	-18.54%	0
2011	14.115179	11.497776	-18.54%	0
2010	13.677962	14.115179	3.20%	0
2009	10.837865	13.677962	26.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	13.279826	16.809340	26.58%	0
2016	13.360452	13.279826	-0.60%	0
2015	13.294008	13.360452	0.50%	0
2014	12.384991	13.294008	7.34%	0
2013	9.455041	12.384991	30.99%	0
2012	8.354559	9.455041	13.17%	0
2011	8.859090	8.354559	-5.70%	0
2011	8.859090	8.354559	-5.70%	0
2010	7.880412	8.859090	12.42%	0
2009	6.251616	7.880412	26.05%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	13.429722	14.968004	11.45%	0
2016	11.874759	13.429722	13.09%	0
2015	12.619213	11.874759	-5.90%	0
2014	11.746224	12.619213	7.43%	0
2013	8.926637	11.746224	31.59%	0
2012	7.790317	8.926637	14.59%	0
2011	8.512429	7.790317	-8.48%	0
2011	8.512429	7.790317	-8.48%	0
2010	7.747515	8.512429	9.87%	0
2009	6.239816	7.747515	24.16%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	13.369108	16.615262	24.28%	0
2016	12.934688	13.369108	3.36%	0
2015	13.319259	12.934688	-2.89%	0
2014	13.177666	13.319259	1.07%	0
2013	9.755918	13.177666	35.07%	0
2012	8.732915	9.755918	11.71%	0
2011	9.378430	8.732915	-6.88%	0
2011	9.378430	8.732915	-6.88%	0
2010	7.609490	9.378430	23.25%	0
2009	6.162707	7.609490	23.48%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	17.375973	19.277733	10.94%	0
2016	15.161768	17.375973	14.60%	0
2015	16.020867	15.161768	-5.36%	0
2014	14.048896	16.020867	14.04%	0
2013	10.625415	14.048896	32.22%	0
2012	9.372148	10.625415	13.37%	0
2011	9.845472	9.372148	-4.81%	0
2011	9.845472	9.372148	-4.81%	0
2010	8.444937	9.845472	16.58%	0
2009	6.642101	8.444937	27.14%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	20.486095	24.886092	21.48%	0
2016	19.453096	20.486095	5.31%	0
2015	19.857030	19.453096	-2.03%	0
2014	19.872287	19.857030	-0.08%	0
2013	14.165904	19.872287	40.28%	0
2012	12.854435	14.165904	10.20%	0
2011	13.304735	12.854435	-3.38%	0
2011	13.304735	12.854435	-3.38%	0
2010	10.912901	13.304735	21.92%	0
2009	8.804755	10.912901	23.94%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	33.389597	35.388948	5.99%	0
2016	27.274525	33.389597	22.42%	0
2015	29.866824	27.274525	-8.68%	0
2014	28.706308	29.866824	4.04%	0
2013	21.037040	28.706308	36.46%	0
2012	17.944994	21.037040	17.23%	0
2011	19.475784	17.944994	-7.86%	0
2011	19.475784	17.944994	-7.86%	0
2010	15.801537	19.475784	23.25%	0
2009	12.883408	15.801537	22.65%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	30.055699	33.157766	10.32%	0
2016	25.166360	30.055699	19.43%	0
2015	26.323873	25.166360	-4.40%	0
2014	26.863444	26.323873	-2.01%	0
2013	19.612714	26.863444	36.97%	0
2012	17.467384	19.612714	12.28%	0
2011	19.027826	17.467384	-8.20%	0
2011	19.027826	17.467384	-8.20%	0
2010	15.622746	19.027826	21.80%	0
2009	11.925620	15.622746	31.00%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	20.719226	24.280530	17.19%	0
2016	19.125757	20.719226	8.33%	0
2015	19.497213	19.125757	-1.91%	0
2014	17.893068	19.497213	8.97%	0
2013	14.038553	17.893068	27.46%	0
2012	12.654456	14.038553	10.94%	0
2011	12.935991	12.654456	-2.18%	0
2011	12.935991	12.654456	-2.18%	0
2010	11.723931	12.935991	10.34%	0
2009	9.581929	11.723931	22.35%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	12.500743	12.931366	3.44%	0
2016	11.967852	12.500743	4.45%	0
2015	13.017931	11.967852	-8.07%	0
2014	10.387006	13.017931	25.33%	0
2013	10.378588	10.387006	0.08%	0
2012	9.214927	10.378588	12.63%	0
2011	8.908647	9.214927	3.44%	0
2011	8.908647	9.214927	3.44%	0
2010	7.041577	8.908647	26.51%	0
2009	5.536549	7.041577	27.18%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	13.650424	16.127017	18.14%	0
2016	12.573658	13.650424	8.56%	0
2015	12.782159	12.573658	-1.63%	0
2014	11.599681	12.782159	10.19%	0
2013*	10.000000	11.599681	16.00%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.397131	9.302776	-1.00%	0
2016	9.407928	9.397131	-0.11%	0
2015	9.687166	9.407928	-2.88%	0
2014	9.891801	9.687166	-2.07%	0
2013	10.139962	9.891801	-2.45%	0
2012	10.051801	10.139962	0.88%	0
2011	10.181934	10.051801	-1.28%	0
2011	10.181934	10.051801	-1.28%	0
2010	10.201506	10.181934	-0.19%	0
2009	9.773555	10.201506	4.38%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	13.865015	15.428709	11.28%	0
2016	11.770191	13.865015	17.80%	0
2015	12.698164	11.770191	-7.31%	0
2014	12.463196	12.698164	1.89%	0
2013*	10.000000	12.463196	24.63%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	12.762624	15.263937	19.60%	0
2016	12.951272	12.762624	-1.46%	0
2015	13.830092	12.951272	-6.35%	0
2014	15.450904	13.830092	-10.49%	0
2013	13.202184	15.450904	17.03%	0
2012	11.331470	13.202184	16.51%	0
2011	13.277584	11.331470	-14.66%	0
2011	13.277584	11.331470	-14.66%	0
2010	12.811727	13.277584	3.64%	0
2009*	10.000000	12.811727	28.12%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	26.245982	31.861691	21.40%	0
2016	25.854870	26.245982	1.51%	0
2015	26.270166	25.854870	-1.58%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	8.847186	8.699031	-1.67%	0
2016	8.968705	8.847186	-1.35%	0
2015	9.186521	8.968705	-2.37%	0
2014	9.369761	9.186521	-1.96%	0
2013	9.556012	9.369761	-1.95%	0
2012	9.374979	9.556012	1.93%	0
2011	9.591920	9.374979	-2.26%	0
2011	9.591920	9.374979	-2.26%	0
2010	9.348803	9.591920	2.60%	0
2009	8.465200	9.348803	10.44%	0
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	22.494860	25.963308	15.42%	0
2016	21.009810	22.494860	7.07%	0
2015	21.660013	21.009810	-3.00%	0
2014	20.136245	21.660013	7.57%	0
2013	15.016226	20.136245	34.10%	0
2012	13.885531	15.016226	8.14%	0
2011	14.701022	13.885531	-5.55%	0
2011	14.701022	13.885531	-5.55%	0
2010	12.278963	14.701022	19.73%	0
2009	9.587339	12.278963	28.07%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	25.841324	34.331610	32.86%	0
2016	26.557404	25.841324	-2.70%	0
2015	26.287048	26.557404	1.03%	0
2014	26.431530	26.287048	-0.55%	0
2013	21.358041	26.431530	23.75%	0
2012	18.121544	21.358041	17.86%	0
2011	20.328432	18.121544	-10.86%	0
2011	20.328432	18.121544	-10.86%	0
2010	18.028802	20.328432	12.76%	0
2009	13.275934	18.028802	35.80%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	9.665473	9.988314	3.34%	0
2016	9.332961	9.665473	3.56%	0
2015	9.821966	9.332961	-4.98%	0
2014	9.833969	9.821966	-0.12%	0
2013	10.128482	9.833969	-2.91%	0
2012*	10.000000	10.128482	1.28%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.532968	10.515258	23.23%	0
2016	9.000015	8.532968	-5.19%	0
2015	8.957341	9.000015	0.48%	0
2014*	10.000000	8.957341	-10.43%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	22.560441	25.644598	13.67%	0
2016	20.799097	22.560441	8.47%	0
2015	20.700239	20.799097	0.48%	0
2014	19.240734	20.700239	7.59%	0
2013	15.021393	19.240734	28.09%	0
2012	13.219623	15.021393	13.63%	0
2011	13.607633	13.219623	-2.85%	0
2011	13.607633	13.219623	-2.85%	0
2010	12.055541	13.607633	12.87%	0
2009	9.665322	12.055541	24.73%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	32.928435	36.555250	11.01%	0
2016	28.713249	32.928435	14.68%	0
2015	31.376782	28.713249	-8.49%	0
2014	28.836962	31.376782	8.81%	0
2013	21.042720	28.836962	37.04%	0
2012	18.351799	21.042720	14.66%	0
2011	19.290778	18.351799	-4.87%	0
2011	19.290778	18.351799	-4.87%	0
2010	16.086219	19.290778	19.92%	0
2009	12.059435	16.086219	33.39%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	9.796623	10.824881	10.50%	0
2016	8.903234	9.796623	10.03%	0
2015	10.060673	8.903234	-11.50%	0
2014	10.277216	10.060673	-2.11%	0
2013	10.534639	10.277216	-2.44%	0
2012*	10.000000	10.534639	5.35%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	9.416520	10.074589	6.99%	0
2016	8.534561	9.416520	10.33%	0
2015	8.970052	8.534561	-4.85%	0
2014	9.077276	8.970052	-1.18%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.048882	10.844618	7.92%	0
2016	10.020181	10.048882	0.29%	0
2015	11.077206	10.020181	-9.54%	0
2014	11.332956	11.077206	-2.26%	0
2013	12.446898	11.332956	-8.95%	0
2012	12.138362	12.446898	2.54%	0
2011	11.488230	12.138362	5.66%	0
2011	11.488230	12.138362	5.66%	0
2010	10.778640	11.488230	6.58%	0
2009*	10.000000	10.778640	7.79%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	10.389373	10.251948	-1.32%	0
2016	10.523153	10.389373	-1.27%	0
2015	10.776015	10.523153	-2.35%	0
2014	10.975869	10.776015	-1.82%	0
2013	11.289295	10.975869	-2.78%	0
2012	10.955543	11.289295	3.05%	0
2011	11.129257	10.955543	-1.56%	0
2011	11.129257	10.955543	-1.56%	0
2010	10.857437	11.129257	2.50%	0
2009*	10.000000	10.857437	8.57%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.028880	9.999140	-0.30%	0
2016*	10.000000	10.028880	0.29%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.025066	10.240757	2.15%	0
2016	10.027595	10.025066	-0.03%	0
2015	10.255570	10.027595	-2.22%	0
2014	10.102889	10.255570	1.51%	0
2013	10.584565	10.102889	-4.55%	0
2012	9.919841	10.584565	6.70%	0
2011*	10.000000	9.919841	-0.80%	0
2011*	10.000000	9.919841	-0.80%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.169507	11.70%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.281247	13.116469	27.58%	0
2016*	10.000000	10.281247	2.81%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	14.728201	18.169149	23.36%	0
2016	15.492662	14.728201	-4.93%	0
2015	15.875882	15.492662	-2.41%	0
2014	17.475910	15.875882	-9.16%	0
2013	14.002354	17.475910	24.81%	0
2012	11.786422	14.002354	18.80%	0
2011	14.560233	11.786422	-19.05%	0
2011	14.560233	11.786422	-19.05%	0
2010	13.579407	14.560233	7.22%	0
2009	11.180653	13.579407	21.45%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	25.685022	31.867520	24.07%	0
2016	29.518552	25.685022	-12.99%	0
2015	26.932388	29.518552	9.60%	0
2014	21.060683	26.932388	27.88%	0
2013	14.358445	21.060683	46.68%	0
2012	11.248058	14.358445	27.65%	0
2011	10.455834	11.248058	7.58%	0
2011	10.455834	11.248058	7.58%	0
2010*	10.000000	10.455834	4.56%	0
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.299016	6.973184	-4.46%	0
2016	5.222290	7.299016	39.77%	0
2015	8.074339	5.222290	-35.32%	0
2014	10.273556	8.074339	-21.41%	0
2013	9.558322	10.273556	7.48%	0
2012*	10.000000	9.558322	-4.42%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.445137	7.132621	-4.20%	0
2016	5.315815	7.445137	40.06%	0
2015	8.196814	5.315815	-35.15%	0
2014	10.398042	8.196814	-21.17%	0
2013	9.653276	10.398042	7.72%	0
2012*	10.000000	9.653276	-3.47%	0
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2017	18.077538	23.713392	31.18%	0
2016	18.453579	18.077538	-2.04%	0
2015	18.685353	18.453579	-1.24%	0
2014	18.460930	18.685353	1.22%	0
2013	13.542692	18.460930	36.32%	0
2012	11.543952	13.542692	17.31%	0
2011	12.540356	11.543952	-7.95%	0
2011	12.540356	11.543952	-7.95%	0
2010*	10.000000	12.540356	25.40%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	20.854950	25.580440	22.66%	0
2016	19.860591	20.854950	5.01%	0
2015	20.985323	19.860591	-5.36%	0
2014	21.946731	20.985323	-4.38%	0
2014	21.946731	20.985323	-4.38%	0
2013	14.990650	21.946731	46.40%	0
2012	14.261374	14.990650	5.11%	0
2011	15.338966	14.261374	-7.03%	0
2011	15.338966	14.261374	-7.03%	0
2010	12.415878	15.338966	23.54%	0
2009	8.346733	12.415878	48.75%	0

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	10.298511	11.356879	10.28%	0
2016	10.328814	10.298511	-0.29%	0
2015	10.850095	10.328814	-4.80%	0
2014	10.795314	10.850095	0.51%	0
2013	9.999333	10.795314	7.96%	0
2012*	10.000000	9.999333	-0.01%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	17.944639	20.528773	14.40%	0
2016	16.749016	17.944639	7.14%	0
2015	17.121224	16.749016	-2.17%	0
2014	16.242409	17.121224	5.41%	0
2013	12.511698	16.242409	29.82%	0
2012	11.065127	12.511698	13.07%	0
2011	10.815004	11.065127	2.31%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	27.401233	29.827862	8.86%	0
2016	22.763160	27.401233	20.38%	0
2015	25.026247	22.763160	-9.04%	0
2014	23.816798	25.026247	5.08%	0
2013	17.940770	23.816798	32.75%	0
2012	15.702525	17.940770	14.25%	0
2011	17.815678	15.702525	-11.86%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	9.916180	9.916317	0.00%	0
2016	9.848082	9.916180	0.69%	0
2015	10.469054	9.848082	-5.93%	0
2014	10.507667	10.469054	-0.37%	0
2013	11.903906	10.507667	-11.73%	0
2012	11.494171	11.903906	3.56%	0
2011	10.663490	11.494171	7.79%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2017	17.388722	20.177979	16.04%	0
2016	15.924765	17.388722	9.19%	0
2015	17.555359	15.924765	-9.29%	0
2014	16.203316	17.555359	8.34%	0
2013	12.399506	16.203316	30.68%	0
2012	11.232929	12.399506	10.39%	0
2011	11.322021	11.232929	-0.79%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2017	21.321854	22.925754	7.52%	0
2016	18.012237	21.321854	18.37%	0
2015	18.975035	18.012237	-5.07%	0
2014	16.924913	18.975035	12.11%	0
2013	13.508454	16.924913	25.29%	0
2012	12.051216	13.508454	12.09%	0
2011	12.600125	12.051216	-4.36%	0

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	10.767381	12.099072	12.37%	0
2016	9.617938	10.767381	11.95%	0
2015*	10.000000	9.617938	-3.82%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	12.867999	14.114089	9.68%	0
2016	12.851280	12.867999	0.13%	0
2015	13.459135	12.851280	-4.52%	0
2014	13.690058	13.459135	-1.69%	0
2013	12.405470	13.690058	10.36%	0
2012	11.697297	12.405470	6.05%	0
2011	12.585068	11.697297	-7.05%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	9.880475	10.205280	3.29%	0
2016	9.079266	9.880475	8.82%	0
2015*	10.000000	9.079266	-9.21%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.532896	9.490210	-0.45%	0
2016	9.645591	9.532896	-1.17%	0
2015*	10.000000	9.645591	-3.54%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.052457	0.52%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	14.000170	15.092503	7.80%	0
2016	11.072014	14.000170	26.45%	0
2015	12.272779	11.072014	-9.78%	0
2014	12.047668	12.272779	1.87%	0
2013*	10.000000	12.047668	20.48%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.203618	12.432553	10.97%	0
2016	10.082070	11.203618	11.12%	0
2015	10.723034	10.082070	-5.98%	0
2014*	10.000000	10.723034	7.23%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	28.171186	30.544489	8.42%	0
2016	23.228679	28.171186	21.28%	0
2015	24.658221	23.228679	-5.80%	0
2014	24.320289	24.658221	1.39%	0
2013	17.919007	24.320289	35.72%	0
2012	16.052979	17.919007	11.62%	0
2011	16.549531	16.052979	-3.00%	0

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	18.510062	21.642563	16.92%	0
2016	17.219244	18.510062	7.50%	0
2015	17.699352	17.219244	-2.71%	0
2014	16.224625	17.699352	9.09%	0
2013	12.772031	16.224625	27.03%	0
2012	11.468506	12.772031	11.37%	0
2011	11.700137	11.468506	-1.98%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2017	15.752923	19.299784	22.52%	0
2016	15.172799	15.752923	3.82%	0
2015	16.170150	15.172799	-6.17%	0
2014	15.548371	16.170150	4.00%	0
2013	13.341849	15.548371	16.54%	0
2012	12.560667	13.341849	6.22%	0
2011	11.975312	12.560667	4.89%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2017	15.303158	18.359145	19.97%	0
2016	13.584073	15.303158	12.66%	0
2015	14.448579	13.584073	-5.98%	0
2014	14.785142	14.448579	-2.28%	0
2013	10.341988	14.785142	42.96%	0
2012	8.918482	10.341988	15.96%	0
2011	10.758899	8.918482	-17.11%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	9.794070	9.772534	-0.22%	0
2016	9.319823	9.794070	5.09%	0
2015	9.759688	9.319823	-4.51%	0
2014*	10.000000	9.759688	-2.40%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	9.746394	10.404387	6.75%	0
2016	10.578128	9.746394	-7.86%	0
2015	11.721821	10.578128	-9.76%	0
2014	12.317238	11.721821	-4.83%	0
2013	10.998205	12.317238	11.99%	0
2012	10.364749	10.998205	6.11%	0
2011	11.371940	10.364749	-8.86%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	10.204737	10.212542	0.08%	0
2016	10.218391	10.204737	-0.13%	0
2015	10.641279	10.218391	-3.97%	0
2014	10.658520	10.641279	-0.16%	0
2013	10.968533	10.658520	-2.83%	0
2012	10.391633	10.968533	5.55%	0
2011	10.562804	10.391633	-1.62%	0

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2017	12.051307	13.112388	8.80%	0
2016	11.872648	12.051307	1.50%	0
2015	12.375327	11.872648	-4.06%	0
2014	12.312344	12.375327	0.51%	0
2013	11.277235	12.312344	9.18%	0
2012	10.479437	11.277235	7.61%	0
2011	10.910924	10.479437	-3.95%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2017	12.572163	14.099190	12.15%	0
2016	12.318757	12.572163	2.06%	0
2015	12.831133	12.318757	-3.99%	0
2014	12.718941	12.831133	0.88%	0
2013	11.403930	12.718941	11.53%	0
2012	10.457748	11.403930	9.05%	0
2011	10.978145	10.457748	-4.74%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2017	13.180742	15.345456	16.42%	0
2016	12.845735	13.180742	2.61%	0
2015	13.389550	12.845735	-4.06%	0
2014	13.253742	13.389550	1.02%	0
2013	11.318267	13.253742	17.10%	0
2012	10.188939	11.318267	11.08%	0
2011	10.870791	10.188939	-6.27%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.277410	11.511427	12.01%	0
2016*	10.000000	10.277410	2.77%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	13.731983	12.878205	-6.22%	0
2016	10.663293	13.731983	28.78%	0
2015	13.951443	10.663293	-23.57%	0
2014	16.582626	13.951443	-15.87%	0
2013	13.848880	16.582626	19.74%	0
2012	13.710784	13.848880	1.01%	0
2011	14.994221	13.710784	-8.56%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	17.383059	18.889019	8.66%	0
2016	15.309721	17.383059	13.54%	0
2015	16.575894	15.309721	-7.64%	0
2014	15.842622	16.575894	4.63%	0
2013	12.849664	15.842622	23.29%	0
2012	11.382386	12.849664	12.89%	0
2011	11.723744	11.382386	-2.91%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.091847	12.476660	12.48%	0
2016*	10.000000	11.091847	10.92%	0

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	17.467948	22.716613	30.05%	0
2016	18.010078	17.467948	-3.01%	0
2015	17.466983	18.010078	3.11%	0
2014	16.313289	17.466983	7.07%	0
2013	12.436225	16.313289	31.18%	0
2012	11.271528	12.436225	10.33%	0
2011	11.689317	11.271528	-3.57%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	10.403640	10.435933	0.31%	0
2016	10.323224	10.403640	0.78%	0
2015	10.794960	10.323224	-4.37%	0
2014	10.596949	10.794960	1.87%	0
2013	11.219020	10.596949	-5.54%	0
2012	11.015693	11.219020	1.85%	0
2011	10.669350	11.015693	3.25%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	28.780608	33.463654	16.27%	0
2016	26.658378	28.780608	7.96%	0
2015	28.097430	26.658378	-5.12%	0
2014	27.474574	28.097430	2.27%	0
2013	20.965041	27.474574	31.05%	0
2012	18.975221	20.965041	10.49%	0
2011	22.067530	18.975221	-14.01%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	15.372049	19.274828	25.39%	0
2016	16.822608	15.372049	-8.62%	0
2015	16.885336	16.822608	-0.37%	0
2014	19.091049	16.885336	-11.55%	0
2013	15.206029	19.091049	25.55%	0
2012	13.097782	15.206029	16.10%	0
2011	16.428139	13.097782	-20.27%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	21.304880	24.473227	14.87%	0
2016	20.212788	21.304880	5.40%	0
2015	21.647597	20.212788	-6.63%	0
2014	21.072023	21.647597	2.73%	0
2013	16.781725	21.072023	25.57%	0
2012	13.694409	16.781725	22.54%	0
2011	15.608359	13.694409	-12.26%	0

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	10.722953	11.582440	8.02%	0
2016	9.821896	10.722953	9.17%	0
2015	10.858193	9.821896	-9.54%	0
2014	10.946141	10.858193	-0.80%	0
2013	9.169220	10.946141	19.38%	0
2012	8.243519	9.169220	11.23%	0
2011	8.680191	8.243519	-5.03%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	12.394046	13.111819	5.79%	0
2016	11.268579	12.394046	9.99%	0
2015	12.570224	11.268579	-10.35%	0
2014	12.457890	12.570224	0.90%	0
2013	11.335925	12.457890	9.90%	0
2012	10.433989	11.335925	8.64%	0
2011	10.565247	10.433989	-1.24%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2017	18.940596	22.026508	16.29%	0
2016	16.921105	18.940596	11.93%	0
2015	18.208227	16.921105	-7.07%	0
2014	17.363758	18.208227	4.86%	0
2013	13.881283	17.363758	25.09%	0
2012	12.855659	13.881283	7.98%	0
2011	12.573478	12.855659	2.24%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	26.118942	27.878049	6.73%	0
2016	20.798546	26.118942	25.58%	0
2015	23.284366	20.798546	-10.68%	0
2014	24.004637	23.284366	-3.00%	0
2013	18.267715	24.004637	31.40%	0
2012	15.999578	18.267715	14.18%	0
2011	17.235518	15.999578	-7.17%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.084141	10.949452	35.44%	0
2016	7.136034	8.084141	13.29%	0
2015	9.203153	7.136034	-22.46%	0
2014*	10.000000	9.203153	-7.97%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	15.172704	17.078898	12.56%	0
2016	14.676538	15.172704	3.38%	0
2015	16.273690	14.676538	-9.81%	0
2014	18.986631	16.273690	-14.29%	0
2013	16.007907	18.986631	18.61%	0
2012	14.038763	16.007907	14.03%	0
2011	16.286963	14.038763	-13.80%	0

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.021500	8.869684	-1.68%	0
2016	9.085625	9.021500	-0.71%	0
2015	9.843926	9.085625	-7.70%	0
2014*	10.000000	9.843926	-1.56%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.107055	11.027626	9.11%	0
2016	10.042368	10.107055	0.64%	0
2015	11.055217	10.042368	-9.16%	0
2014	11.027048	11.055217	0.26%	0
2013	10.067022	11.027048	9.54%	0
2012*	10.000000	10.067022	0.67%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.287376	9.287787	0.00%	0
2016	9.675064	9.287376	-4.01%	0
2015	9.849082	9.675064	-1.77%	0
2014	9.756948	9.849082	0.94%	0
2013*	10.000000	9.756948	-2.43%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	13.281069	16.273673	22.53%	0
2016	13.496305	13.281069	-1.59%	0
2015	13.358569	13.496305	1.03%	0
2014	12.804327	13.358569	4.33%	0
2013	9.496241	12.804327	34.84%	0
2012*	10.000000	9.496241	-5.04%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	12.302838	13.606363	10.60%	0
2016	11.270837	12.302838	9.16%	0
2015	12.208391	11.270837	-7.68%	0
2014	12.151170	12.208391	0.47%	0
2013	9.806766	12.151170	23.91%	0
2012*	10.000000	9.806766	-1.93%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	12.406960	14.617838	17.82%	0
2016	12.789203	12.406960	-2.99%	0
2015	13.123298	12.789203	-2.55%	0
2014	12.634627	13.123298	3.87%	0
2013	9.589342	12.634627	31.76%	0
2012*	10.000000	9.589342	-4.11%	0

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	11.539252	13.164832	14.09%	0
2016	12.278172	11.539252	-6.02%	0
2015	13.889613	12.278172	-11.60%	0
2014	15.201498	13.889613	-8.63%	0
2013	12.595286	15.201498	20.69%	0
2012	10.958473	12.595286	14.94%	0
2011	12.243398	10.958473	-10.49%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	11.275090	11.602343	2.90%	0
2016	10.060336	11.275090	12.07%	0
2015	11.156445	10.060336	-9.82%	0
2014	11.350845	11.156445	-1.71%	0
2013	10.650284	11.350845	6.58%	0
2012*	10.000000	10.650284	6.50%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	12.024841	14.719133	22.41%	0
2016	11.747786	12.024841	2.36%	0
2015	12.927553	11.747786	-9.13%	0
2014	12.425582	12.927553	4.04%	0
2013	9.914467	12.425582	25.33%	0
2012*	10.000000	9.914467	-0.86%	0
Janus Henderson VIT Balanced Portfolio: Service Sharess - Q/NQ
2017	17.001722	19.374226	13.95%	0
2016	16.895251	17.001722	0.63%	0
2015	17.445546	16.895251	-3.15%	0
2014	16.710917	17.445546	4.40%	0
2013	14.461908	16.710917	15.55%	0
2012	13.226419	14.461908	9.34%	0
2011	13.528823	13.226419	-2.24%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.501705	9.472614	-0.31%	0
2016	9.636353	9.501705	-1.40%	0
2015*	10.000000	9.636353	-3.64%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	22.989490	28.828083	25.40%	0
2016	23.379187	22.989490	-1.67%	0
2015	21.654630	23.379187	7.96%	0
2014	20.698900	21.654630	4.62%	0
2013	16.396226	20.698900	26.24%	0
2012	13.726048	16.396226	19.45%	0
2011	15.291830	13.726048	-10.24%	0

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	14.969776	20.926088	39.79%	0
2016	13.630933	14.969776	9.82%	0
2015	13.505241	13.630933	0.93%	0
2014	12.805261	13.505241	5.47%	0
2013	9.805848	12.805261	30.59%	0
2012*	10.000000	9.805848	-1.94%	0
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	17.189207	21.688846	26.18%	0
2016	19.101578	17.189207	-10.01%	0
2015	21.717406	19.101578	-12.04%	0
2014	25.617497	21.717406	-15.22%	0
2013	23.240941	25.617497	10.23%	0
2012	21.292213	23.240941	9.15%	0
2011	32.626371	21.292213	-34.74%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.361780	10.310469	23.30%	0
2016	7.177103	8.361780	16.51%	0
2015	9.308559	7.177103	-22.90%	0
2014*	10.000000	9.308559	-6.91%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.823393	9.841741	0.19%	0
2016*	10.000000	9.823393	-1.77%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	12.123620	14.774058	21.86%	0
2016	11.552127	12.123620	4.95%	0
2015	12.240076	11.552127	-5.62%	0
2014	13.718999	12.240076	-10.78%	0
2013	10.071992	13.718999	36.21%	0
2012*	10.000000	10.071992	0.72%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	21.252068	24.056438	13.20%	0
2016	19.364359	21.252068	9.75%	0
2015	20.266433	19.364359	-4.45%	0
2014	19.067024	20.266433	6.29%	0
2013	14.578838	19.067024	30.79%	0
2012	13.044835	14.578838	11.76%	0
2011	13.587381	13.044835	-3.99%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	13.832069	16.921045	22.33%	0
2016	13.809198	13.832069	0.17%	0
2015	13.466301	13.809198	2.55%	0
2014	13.805583	13.466301	-2.46%	0
2013	11.214291	13.805583	23.11%	0
2012	10.030050	11.214291	11.81%	0
2011	10.586715	10.030050	-5.26%	0

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	9.769418	12.071962	23.57%	0
2016	9.568968	9.769418	2.09%	0
2015*	10.000000	9.568968	-4.31%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	9.936660	10.149896	2.15%	0
2016	9.731097	9.936660	2.11%	0
2015	10.173970	9.731097	-4.35%	0
2014	9.806494	10.173970	3.75%	0
2013	10.226802	9.806494	-4.11%	0
2012	9.711367	10.226802	5.31%	0
2011	9.551660	9.711367	1.67%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	15.910209	16.818127	5.71%	0
2016	14.915861	15.910209	6.67%	0
2015	15.648938	14.915861	-4.68%	0
2014	15.769193	15.648938	-0.76%	0
2013	17.918882	15.769193	-12.00%	0
2012	15.762230	17.918882	13.68%	0
2011	15.288312	15.762230	3.10%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	8.982556	9.751537	8.56%	0
2016	8.099806	8.982556	10.90%	0
2015*	10.000000	8.099806	-19.00%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	14.647720	16.604607	13.36%	0
2016	13.679929	14.647720	7.07%	0
2015	15.278679	13.679929	-10.46%	0
2014	16.175086	15.278679	-5.54%	0
2013	12.712281	16.175086	27.24%	0
2012	10.749066	12.712281	18.26%	0
2011	11.246344	10.749066	-4.42%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	21.152371	22.125321	4.60%	0
2016	18.241525	21.152371	15.96%	0
2015	19.792244	18.241525	-7.83%	0
2014	18.168253	19.792244	8.94%	0
2013	14.305616	18.168253	27.00%	0
2012	12.961072	14.305616	10.37%	0
2011	13.372119	12.961072	-3.07%	0

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	12.310640	13.750398	11.70%	0
2016	11.708678	12.310640	5.14%	0
2015	12.021350	11.708678	-2.60%	0
2014	11.871396	12.021350	1.26%	0
2013	9.983511	11.871396	18.91%	0
2012	8.945811	9.983511	11.60%	0
2011	9.188972	8.945811	-2.65%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	9.192259	9.151609	-0.44%	0
2016	9.283600	9.192259	-0.98%	0
2015	9.647612	9.283600	-3.77%	0
2014	9.528304	9.647612	1.25%	0
2013	10.140027	9.528304	-6.03%	0
2012	10.016689	10.140027	1.23%	0
2011	9.822078	10.016689	1.98%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	12.626782	15.951866	26.33%	0
2016	13.065731	12.626782	-3.36%	0
2015	12.714738	13.065731	2.76%	0
2014	12.945144	12.714738	-1.78%	0
2013	10.433158	12.945144	24.08%	0
2012	8.860887	10.433158	17.74%	0
2011	10.129520	8.860887	-12.52%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	13.129839	16.185865	23.28%	0
2016	12.480472	13.129839	5.20%	0
2015	12.158424	12.480472	2.65%	0
2014	11.664967	12.158424	4.23%	0
2013	9.331100	11.664967	25.01%	0
2012	8.241176	9.331100	13.23%	0
2011	8.964173	8.241176	-8.07%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	11.802036	13.880678	17.61%	0
2016	11.013979	11.802036	7.16%	0
2015	11.296661	11.013979	-2.50%	0
2014	10.625691	11.296661	6.31%	0
2013	8.285088	10.625691	28.25%	0
2012	7.338546	8.285088	12.90%	0
2011	7.782093	7.338546	-5.70%	0

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	18.348193	20.829497	13.52%	0
2016	16.178453	18.348193	13.41%	0
2015	17.943248	16.178453	-9.84%	0
2014	17.079183	17.943248	5.06%	0
2013	13.087493	17.079183	30.50%	0
2012	11.483607	13.087493	13.97%	0
2011	12.216958	11.483607	-6.00%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.938248	11.353705	14.24%	0
2016*	10.000000	9.938248	-0.62%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	15.069072	15.517805	2.98%	0
2016	13.684779	15.069072	10.12%	0
2015	14.568452	13.684779	-6.07%	0
2014	14.729029	14.568452	-1.09%	0
2013	14.262434	14.729029	3.27%	0
2012	12.909448	14.262434	10.48%	0
2011	12.891261	12.909448	0.14%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	11.779005	14.175502	20.35%	0
2016	10.754689	11.779005	9.52%	0
2015	11.285186	10.754689	-4.70%	0
2014	10.980358	11.285186	2.78%	0
2013	7.931413	10.980358	38.44%	0
2012	7.038977	7.931413	12.68%	0
2011	8.260493	7.038977	-14.79%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	13.248872	15.126868	14.17%	0
2016	12.474112	13.248872	6.21%	0
2015	12.987607	12.474112	-3.95%	0
2014	12.184996	12.987607	6.59%	0
2013	9.117976	12.184996	33.64%	0
2012	8.488147	9.117976	7.42%	0
2011	9.097057	8.488147	-6.69%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	10.907096	12.604153	15.56%	0
2016	10.434670	10.907096	4.53%	0
2015	11.011961	10.434670	-5.24%	0
2014	10.925984	11.011961	0.79%	0
2013	8.749076	10.925984	24.88%	0
2012	7.810218	8.749076	12.02%	0
2011	8.648867	7.810218	-9.70%	0

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	10.628825	11.488203	8.09%	0
2016	10.384601	10.628825	2.35%	0
2015	10.882165	10.384601	-4.57%	0
2014	10.817817	10.882165	0.59%	0
2013	9.782102	10.817817	10.59%	0
2012	9.132841	9.782102	7.11%	0
2011	9.597348	9.132841	-4.84%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	10.925789	12.204892	11.71%	0
2016	10.554040	10.925789	3.52%	0
2015	11.089932	10.554040	-4.83%	0
2014	10.982246	11.089932	0.98%	0
2013	9.391116	10.982246	16.94%	0
2012	8.568574	9.391116	9.60%	0
2011	9.200540	8.568574	-6.87%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	9.911853	10.168905	2.59%	0
2016	9.822531	9.911853	0.91%	0
2015	10.259407	9.822531	-4.26%	0
2014	10.293576	10.259407	-0.33%	0
2013	10.170730	10.293576	1.21%	0
2012	9.810365	10.170730	3.67%	0
2011	10.029047	9.810365	-2.18%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	9.882078	10.939867	10.70%	0
2016	9.705444	9.882078	1.82%	0
2015	10.514243	9.705444	-7.69%	0
2014	10.660329	10.514243	-1.37%	0
2013*	10.000000	10.660329	6.60%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	9.887349	11.234246	13.62%	0
2016	9.650677	9.887349	2.45%	0
2015	10.518963	9.650677	-8.25%	0
2014	10.796745	10.518963	-2.57%	0
2013*	10.000000	10.796745	7.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	10.804552	11.878036	9.94%	0
2016	10.493890	10.804552	2.96%	0
2015	10.997415	10.493890	-4.58%	0
2014	10.903891	10.997415	0.86%	0
2013	9.596481	10.903891	13.62%	0
2012	8.855141	9.596481	8.37%	0
2011	9.399648	8.855141	-5.79%	0

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	10.874103	12.384612	13.89%	0
2016	10.477798	10.874103	3.78%	0
2015	11.029828	10.477798	-5.00%	0
2014	10.936912	11.029828	0.85%	0
2013	9.124221	10.936912	19.87%	0
2012	8.256535	9.124221	10.51%	0
2011	8.979341	8.256535	-8.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	10.465694	11.093204	6.00%	0
2016	10.235871	10.465694	2.25%	0
2015	10.726945	10.235871	-4.58%	0
2014	10.685569	10.726945	0.39%	0
2013	9.959493	10.685569	7.29%	0
2012	9.384396	9.959493	6.13%	0
2011	9.755401	9.384396	-3.80%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	10.243355	10.293699	0.49%	0
2016	10.113111	10.243355	1.29%	0
2015	10.578503	10.113111	-4.40%	0
2014	10.477599	10.578503	0.96%	0
2013	11.099559	10.477599	-5.60%	0
2012	10.707849	11.099559	3.66%	0
2011	10.448958	10.707849	2.48%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	10.963804	10.974027	0.09%	0
2016	10.999268	10.963804	-0.32%	0
2015	11.463444	10.999268	-4.05%	0
2014	11.332156	11.463444	1.16%	0
2013	11.995064	11.332156	-5.53%	0
2012	11.611177	11.995064	3.31%	0
2011	11.350866	11.611177	2.29%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	9.707036	11.038167	13.71%	0
2016	9.034472	9.707036	7.44%	0
2015*	10.000000	9.034472	-9.66%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	9.684198	10.633557	9.80%	0
2016	9.230199	9.684198	4.92%	0
2015*	10.000000	9.230199	-7.70%	0

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	18.975950	25.850475	36.23%	0
2016	18.303428	18.975950	3.67%	0
2015	22.655464	18.303428	-19.21%	0
2014	24.917607	22.655464	-9.08%	0
2013	25.724572	24.917607	-3.14%	0
2012	22.799826	25.724572	12.83%	0
2011	30.539173	22.799826	-25.34%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	9.372844	9.229455	-1.53%	0
2016	9.645307	9.372844	-2.82%	0
2015	10.011249	9.645307	-3.66%	0
2014	9.926181	10.011249	0.86%	0
2013	10.726623	9.926181	-7.46%	0
2012	10.792543	10.726623	-0.61%	0
2011	10.431755	10.792543	3.46%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	7.089037	6.866875	-3.13%	0
2016	7.348681	7.089037	-3.53%	0
2015	7.619154	7.348681	-3.55%	0
2014	7.899590	7.619154	-3.55%	0
2013	8.190344	7.899590	-3.55%	0
2012	8.492641	8.190344	-3.56%	0
2011	8.804345	8.492641	-3.54%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	6.943755	8.511568	22.58%	0
2016	7.153292	6.943755	-2.93%	0
2015	7.663515	7.153292	-6.66%	0
2014	8.003247	7.663515	-4.24%	0
2013	7.058106	8.003247	13.39%	0
2012	6.351372	7.058106	11.13%	0
2011	7.316448	6.351372	-13.19%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	7.431613	8.921838	20.05%	0
2016	7.664296	7.431613	-3.04%	0
2015	8.058425	7.664296	-4.89%	0
2014	8.906226	8.058425	-9.52%	0
2013	7.630594	8.906226	16.72%	0
2012	6.693108	7.630594	14.01%	0
2011	7.962317	6.693108	-15.94%	0

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	17.685981	20.204177	14.24%	0
2016	16.749222	17.685981	5.59%	0
2015	17.540871	16.749222	-4.51%	0
2014	17.322910	17.540871	1.26%	0
2013	14.114357	17.322910	22.73%	0
2012	12.626939	14.114357	11.78%	0
2011	13.626577	12.626939	-7.34%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	13.460607	14.429399	7.20%	0
2016	13.127255	13.460607	2.54%	0
2015	13.634136	13.127255	-3.72%	0
2014	13.516212	13.634136	0.87%	0
2013	12.355049	13.516212	9.40%	0
2012	11.711623	12.355049	5.49%	0
2011	12.035223	11.711623	-2.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	15.528479	17.197052	10.75%	0
2016	14.941941	15.528479	3.93%	0
2015	15.574803	14.941941	-4.06%	0
2014	15.348137	15.574803	1.48%	0
2013	13.316797	15.348137	15.25%	0
2012	12.301184	13.316797	8.26%	0
2011	12.873473	12.301184	-4.45%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	10.480075	10.683541	1.94%	0
2016	10.420413	10.480075	0.57%	0
2015	10.775460	10.420413	-3.29%	0
2014	10.753710	10.775460	0.20%	0
2013	10.635626	10.753710	1.11%	0
2012	10.485393	10.635626	1.43%	0
2011	10.560824	10.485393	-0.71%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	9.871226	10.857858	10.00%	0
2016	9.680927	9.871226	1.97%	0
2015	10.373546	9.680927	-6.68%	0
2014	10.497587	10.373546	-1.18%	0
2013*	10.000000	10.497587	4.98%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	9.925443	11.198253	12.82%	0
2016	9.620962	9.925443	3.16%	0
2015	10.385920	9.620962	-7.37%	0
2014	10.584722	10.385920	-1.88%	0
2013*	10.000000	10.584722	5.85%	0

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	14.275222	15.549989	8.93%	0
2016	13.812494	14.275222	3.35%	0
2015	14.369029	13.812494	-3.87%	0
2014	14.164051	14.369029	1.45%	0
2013	12.591575	14.164051	12.49%	0
2012	11.782227	12.591575	6.87%	0
2011	12.219885	11.782227	-3.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	16.292657	18.337270	12.55%	0
2016	15.570001	16.292657	4.64%	0
2015	16.261849	15.570001	-4.25%	0
2014	16.064116	16.261849	1.23%	0
2013	13.609627	16.064116	18.03%	0
2012	12.404774	13.609627	9.71%	0
2011	13.139888	12.404774	-5.59%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	12.433807	13.098464	5.35%	0
2016	12.194671	12.433807	1.96%	0
2015	12.647407	12.194671	-3.58%	0
2014	12.519558	12.647407	1.02%	0
2013	11.747411	12.519558	6.57%	0
2012	11.274390	11.747411	4.20%	0
2011	11.452163	11.274390	-1.55%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	19.845425	24.325078	22.57%	0
2016	19.911821	19.845425	-0.33%	0
2015	19.694920	19.911821	1.10%	0
2014	18.809318	19.694920	4.71%	0
2013	14.309098	18.809318	31.45%	0
2012	12.528844	14.309098	14.21%	0
2011	13.321420	12.528844	-5.95%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	9.712402	11.013170	13.39%	0
2016	9.275964	9.712402	4.71%	0
2015	9.838511	9.275964	-5.72%	0
2014*	10.000000	9.838511	-1.61%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.286029	12.074800	17.39%	0
2016	9.690113	10.286029	6.15%	0
2015	10.032636	9.690113	-3.41%	0
2014*	10.000000	10.032636	0.33%	0

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	26.462226	29.553480	11.68%	0
2016	22.805960	26.462226	16.03%	0
2015	24.260276	22.805960	-5.99%	0
2014	22.987728	24.260276	5.54%	0
2013	17.913285	22.987728	28.33%	0
2012	15.811381	17.913285	13.29%	0
2011	16.820233	15.811381	-6.00%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	11.315574	11.606081	2.57%	0
2016	10.797226	11.315574	4.80%	0
2015	11.527904	10.797226	-6.34%	0
2014	11.505375	11.527904	0.20%	0
2013	12.064553	11.505375	-4.63%	0
2012	11.144484	12.064553	8.26%	0
2011	10.946263	11.144484	1.81%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	8.379382	10.146954	21.09%	0
2016	8.907136	8.379382	-5.93%	0
2015	9.295932	8.907136	-4.18%	0
2014	9.770272	9.295932	-4.85%	0
2013	8.366330	9.770272	16.78%	0
2012	7.509450	8.366330	11.41%	0
2011	8.614478	7.509450	-12.83%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	11.160055	13.191073	18.20%	0
2016	11.020720	11.160055	1.26%	0
2015	12.071903	11.020720	-8.71%	0
2014	13.857487	12.071903	-12.89%	0
2013	11.868944	13.857487	16.75%	0
2012	10.514302	11.868944	12.88%	0
2011	13.041632	10.514302	-19.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	12.144438	15.215047	25.28%	0
2016	12.344494	12.144438	-1.62%	0
2015	12.410463	12.344494	-0.53%	0
2014	11.681727	12.410463	6.24%	0
2013	9.010548	11.681727	29.65%	0
2012	8.044524	9.010548	12.01%	0
2011	8.618588	8.044524	-6.66%	0

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	12.281317	13.548068	10.31%	0
2016	10.971574	12.281317	11.94%	0
2015	11.780346	10.971574	-6.87%	0
2014	11.079083	11.780346	6.33%	0
2013	8.506866	11.079083	30.24%	0
2012	7.501142	8.506866	13.41%	0
2011	8.281299	7.501142	-9.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	12.226007	15.039211	23.01%	0
2016	11.951023	12.226007	2.30%	0
2015	12.433980	11.951023	-3.88%	0
2014	12.429384	12.433980	0.04%	0
2013	9.297253	12.429384	33.69%	0
2012	8.408832	9.297253	10.57%	0
2011	9.123864	8.408832	-7.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	15.890388	17.449239	9.81%	0
2016	14.008784	15.890388	13.43%	0
2015	14.956084	14.008784	-6.33%	0
2014	13.251108	14.956084	12.87%	0
2013	10.125858	13.251108	30.86%	0
2012	9.024334	10.125858	12.21%	0
2011	9.578211	9.024334	-5.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	16.176456	19.449866	20.24%	0
2016	15.519574	16.176456	4.23%	0
2015	16.006138	15.519574	-3.04%	0
2014	16.184548	16.006138	-1.10%	0
2013	11.656580	16.184548	38.84%	0
2012	10.687342	11.656580	9.07%	0
2011	11.176197	10.687342	-4.37%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	25.681294	26.940603	4.90%	0
2016	21.194737	25.681294	21.17%	0
2015	23.449934	21.194737	-9.62%	0
2014	22.772448	23.449934	2.98%	0
2013	16.861332	22.772448	35.06%	0
2012	14.532459	16.861332	16.03%	0
2011	15.935416	14.532459	-8.80%	0

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	23.897838	26.094637	9.19%	0
2016	20.217034	23.897838	18.21%	0
2015	21.366231	20.217034	-5.38%	0
2014	22.030319	21.366231	-3.01%	0
2013	16.250682	22.030319	35.57%	0
2012	14.623512	16.250682	11.13%	0
2011	16.094805	14.623512	-9.14%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	16.521296	19.163062	15.99%	0
2016	15.408309	16.521296	7.22%	0
2015	15.870455	15.408309	-2.91%	0
2014	14.715712	15.870455	7.85%	0
2013	11.665293	14.715712	26.15%	0
2012	10.624451	11.665293	9.80%	0
2011	10.973205	10.624451	-3.18%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	11.431580	11.704422	2.39%	0
2016	11.057326	11.431580	3.38%	0
2015	12.152251	11.057326	-9.01%	0
2014	9.796695	12.152251	24.04%	0
2013	9.890258	9.796695	-0.95%	0
2012	8.872581	9.890258	11.47%	0
2011	8.666395	8.872581	2.38%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	13.144038	15.369966	16.93%	0
2016	12.232365	13.144038	7.45%	0
2015	12.564145	12.232365	-2.64%	0
2014	11.520034	12.564145	9.06%	0
2013*	10.000000	11.520034	15.20%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	8.593801	8.420437	-2.02%	0
2016	8.692624	8.593801	-1.14%	0
2015	9.043443	8.692624	-3.88%	0
2014	9.330226	9.043443	-3.07%	0
2013	9.663465	9.330226	-3.45%	0
2012	9.679032	9.663465	-0.16%	0
2011	9.905720	9.679032	-2.29%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	13.350660	14.704376	10.14%	0
2016	11.450683	13.350660	16.59%	0
2015	12.481602	11.450683	-8.26%	0
2014	12.377684	12.481602	0.84%	0
2013*	10.000000	12.377684	23.78%	0

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	11.792315	13.959252	18.38%	0
2016	12.090389	11.792315	-2.47%	0
2015	13.044756	12.090389	-7.32%	0
2014	14.724731	13.044756	-11.41%	0
2013	12.712081	14.724731	15.83%	0
2012	11.024181	12.712081	15.31%	0
2011	13.051356	11.024181	-15.53%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	22.193976	26.667153	20.15%	0
2016	22.089310	22.193976	0.47%	0
2015	22.676896	22.089310	-2.59%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	7.652064	7.446924	-2.68%	0
2016	7.837366	7.652064	-2.36%	0
2015	8.110936	7.837366	-3.37%	0
2014	8.358488	8.110936	-2.96%	0
2013	8.613032	8.358488	-2.96%	0
2012	8.537704	8.613032	0.88%	0
2011	8.825607	8.537704	-3.26%	0
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	19.537414	22.319233	14.24%	0
2016	18.436249	19.537414	5.97%	0
2015	19.203885	18.436249	-4.00%	0
2014	18.037990	19.203885	6.46%	0
2013	13.590843	18.037990	32.72%	0
2012	12.698092	13.590843	7.03%	0
2011	13.582985	12.698092	-6.51%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	21.004482	27.620337	31.50%	0
2016	21.809767	21.004482	-3.69%	0
2015	21.811603	21.809767	-0.01%	0
2014	22.158911	21.811603	-1.57%	0
2013	18.091058	22.158911	22.49%	0
2012	15.509088	18.091058	16.65%	0
2011	17.578003	15.509088	-11.77%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	9.257787	9.469118	2.28%	0
2016	9.031722	9.257787	2.50%	0
2015	9.603516	9.031722	-5.95%	0
2014	9.714945	9.603516	-1.15%	0
2013	10.109660	9.714945	-3.90%	0
2012*	10.000000	10.109660	1.10%	0

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.301471	10.125375	21.97%	0
2016	8.846394	8.301471	-6.16%	0
2015	8.895763	8.846394	-0.55%	0
2014*	10.000000	8.895763	-11.04%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	18.105354	20.369987	12.51%	0
2016	16.864360	18.105354	7.36%	0
2015	16.958242	16.864360	-0.55%	0
2014	15.925987	16.958242	6.48%	0
2013	12.562340	15.925987	26.78%	0
2012	11.170376	12.562340	12.46%	0
2011	11.617214	11.170376	-3.85%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	25.990935	28.558477	9.88%	0
2016	22.898045	25.990935	13.51%	0
2015	25.281686	22.898045	-9.43%	0
2014	23.476145	25.281686	7.69%	0
2013	17.308271	23.476145	35.64%	0
2012	15.251762	17.308271	13.48%	0
2011	16.198068	15.251762	-5.84%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	9.336446	10.210883	9.37%	0
2016	8.572711	9.336446	8.91%	0
2015	9.787721	8.572711	-12.41%	0
2014	10.102060	9.787721	-3.11%	0
2013	10.462469	10.102060	-3.44%	0
2012*	10.000000	10.462469	4.62%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	9.822907	10.401814	5.89%	0
2016	8.994932	9.822907	9.20%	0
2015	9.551932	8.994932	-5.83%	0
2014*	10.000000	9.551932	-4.48%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	9.284925	9.917620	6.81%	0
2016	9.354137	9.284925	-0.74%	0
2015	10.448130	9.354137	-10.47%	0
2014	10.800167	10.448130	-3.26%	0
2013	11.984716	10.800167	-9.88%	0
2012	11.809143	11.984716	1.49%	0
2011	11.292208	11.809143	4.58%	0

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	9.599524	9.375607	-2.33%	0
2016	9.823663	9.599524	-2.28%	0
2015	10.164012	9.823663	-3.35%	0
2014	10.459849	10.164012	-2.83%	0
2013	10.870085	10.459849	-3.77%	0
2012	10.658398	10.870085	1.99%	0
2011	10.939363	10.658398	-2.57%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	9.959863	9.828703	-1.32%	0
2016*	10.000000	9.959863	-0.40%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	9.456255	9.560839	1.11%	0
2016	9.556444	9.456255	-1.05%	0
2015	9.875038	9.556444	-3.23%	0
2014	9.828885	9.875038	0.47%	0
2013	10.404262	9.828885	-5.53%	0
2012	9.852234	10.404262	5.60%	0
2011*	10.000000	9.852234	-1.48%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.093433	10.93%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.232718	12.921098	26.27%	0
2016*	10.000000	10.232718	2.33%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	12.791517	15.618633	22.10%	0
2016	13.594608	12.791517	-5.91%	0
2015	14.075371	13.594608	-3.42%	0
2014	15.654667	14.075371	-10.09%	0
2013	12.673057	15.654667	23.53%	0
2012	10.778319	12.673057	17.58%	0
2011	13.452903	10.778319	-19.88%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	23.980307	29.448155	22.80%	0
2016	27.844494	23.980307	-13.88%	0
2015	25.668394	27.844494	8.48%	0
2014	20.280170	25.668394	26.57%	0
2013	13.969480	20.280170	45.17%	0
2012	11.057011	13.969480	26.34%	0
2011	10.384574	11.057011	6.48%	0

Maximum Additional Contract Options Elected Total - 3.55%
Variable account charges of the daily net assets of the variable account - 3.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	6.955795	6.577299	-5.44%	0
2016	5.028161	6.955795	38.34%	0
2015	7.855046	5.028161	-35.99%	0
2014	10.098389	7.855046	-22.21%	0
2013	9.492786	10.098389	6.38%	0
2012*	10.000000	9.492786	-5.07%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.094847	6.727495	-5.18%	0
2016	5.118069	7.094847	38.62%	0
2015	7.973976	5.118069	-35.82%	0
2014	10.220479	7.973976	-21.98%	0
2013	9.586811	10.220479	6.61%	0
2012*	10.000000	9.586811	-4.13%	0
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2017	16.912788	21.958695	29.83%	0
2016	17.443109	16.912788	-3.04%	0
2015	17.845360	17.443109	-2.25%	0
2014	17.813873	17.845360	0.18%	0
2013	13.203401	17.813873	34.92%	0
2012	11.371655	13.203401	16.11%	0
2011	12.481061	11.371655	-8.89%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	18.403171	22.342240	21.40%	0
2016	17.706906	18.403171	3.93%	0
2015	18.903742	17.706906	-6.33%	0
2014	19.974880	18.903742	-5.36%	0
2014	19.974880	18.903742	-5.36%	0
2013	13.785051	19.974880	44.90%	0
2012	13.250773	13.785051	4.03%	0
2011	14.399537	13.250773	-7.98%	0

NATIONWIDE

VARIABLE

ACCOUNT-II

Annual Report

to

Contract Owners

December 31, 2017

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and subsidiaries and

Contract Owners of Nationwide Variable Account-II:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-II (comprised of the sub-accounts listed in the Appendix, (collectively, “the Accounts”)), as of December 31, 2017, and the related statements of operations for the year or period then ended indicated in the Appendix, the statements of changes in contract owners’ equity for each of the years or periods in the two-year period then ended indicated in the Appendix, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Accounts as of December 31, 2017, the results of their operations for the year or period then ended, the changes in contract owners’ equity for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company and subsidiaries separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company and subsidiaries separate account investment companies since at least 1981.

Columbus, Ohio

March 16, 2018

Appendix

We have audited the following sub-accounts’ Statements of Operations and Statements of Changes in Contract Owners’ Equity for the periods indicated.

Sub-account	Financial Statement	Period
Lord Abbett Funds Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)

	Statement of Operations	Year ended December 31, 2017

	Statements of Changes in Contract Owners’ Equity	May 13, 2016 to December 31, 2016 and the year ended December 31, 2017
Pimco Funds Variable Insurance Trust - Short-Term Portfolio - Advisor Class (PMVSTA)

	Statement of Operations	Year ended December 31, 2017

	Statements of Changes in Contract Owners’ Equity	May 3, 2016 to December 31, 2016 and the year ended December 31, 2017
Fidelity Investments VIP Balanced Portfolio - Service Class 2 (FB2)

	Statement of Operations	Year ended December 31, 2017

	Statements of Changes in Contract Owners’ Equity	May 3, 2016 to December 31, 2016 and the year ended December 31, 2017
Fidelity Investments VIP Growth & Income Portfolio - Service Class 2 (FGI2)

	Statement of Operations	Year ended December 31, 2017

	Statements of Changes in Contract Owners’ Equity	May 3, 2016 to December 31, 2016 and the year ended December 31, 2017
Putnam Investments VT Growth Opportunities Fund: Class IB (PVGOB)

	Statement of Operations	Year ended December 31, 2017

	Statements of Changes in Contract Owners’ Equity	November 18, 2016 to December 31, 2016 and the year ended December 31, 2017
Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)

	Statement of Operations	May 22, 2017 to December 31, 2017

	Statement of Changes in Contract Owners’ Equity	May 22, 2017 to December 31, 2017
Putnam Investments VT Equity Income Fund: Class IB (PVEIB)

	Statement of Operations	May 12, 2017 to December 31, 2017

	Statement of Changes in Contract Owners’ Equity	May 12, 2017 to December 31, 2017
Neuberger & Berman Management, Inc. Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)

	Statement of Changes in Contract Owners’ Equity	January 27, 2016 to December 31, 2016
Fidelity Investments VIP Contrafund(R) Portfolio - Service Class 2 (FC2)

	Statement of Changes in Contract Owners’ Equity	January 11, 2016 to December 31, 2016

Invesco Investments Van Kampen V.I. Value Opportunities Fund - Series II Shares (AVBV2)

Statement of Operations	March 13, 2017 to December 31, 2017
Statements of Changes in Contract Owners’ Equity	January 27, 2016 to December 31, 2016 and March 13, 2017 to December 31, 2017
T. Rowe Price Blue Chip Growth Portfolio - II (TRBCG2)

Statement of Operations	January 30, 2017 to December 31, 2017

Statements of Changes in Contract Owners’ Equity	January 5, 2016 to December 31, 2016 and January 30, 2017 to December 31, 2017
T. Rowe Price Equity Income Portfolio - II (TREI2)

Statement of Operations	March 31, 2017 to December 31, 2017

Statements of Changes in Contract Owners’ Equity	January 12, 2016 to December 31, 2016 and March 31, 2017 to December 31, 2017
Neuberger & Berman Management, Inc. Guardian Portfolio - I Class Shares (AMGP)

Statement of Operations	December 22, 2017 to December 31, 2017

Statement of Changes in Contract Owners’ Equity	December 22, 2017 to December 31, 2017
Oppenheimer Funds Capital Appreciation Fund/VA - Service Shares (OVCAFS)

Statement of Operations	January 3, 2017 to December 31, 2017

Statements of Changes in Contract Owners’ Equity	May 11, 2016 to December 31, 2016 and January 3, 2017 to December 31, 2017
Oppenheimer Funds Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

Statement of Operations	January 12, 2017 to December 31, 2017

Statement of Changes in Contract Owners’ Equity	January 12, 2017 to December 31, 2017

We have audited the following sub-accounts’ Statements of Operations for the year ended December 31, 2017 and Statements of Changes in Contract Owners’ Equity for each of the years in the two-year period ended December 31, 2017.

RATIONAL FUNDS

VA Situs Fund (HVSIT)

ALGER AMERICAN FUNDS

Mid Cap Growth Portfolio - Class S Shares (ALMCS)

AB FUNDS

VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)

VPS Growth and Income Portfolio - Class B (ALVGIB)

VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)

VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)

ALPS FUNDS

VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

AMERICAN CENTURY INVESTORS, INC.

VP Inflation Protection Fund - Class I (ACVIP1)

VP Balanced Fund - Class I (ACVB)

VP Capital Appreciation Fund - Class I (ACVCA)

VP Income & Growth Fund - Class I (ACVIG)

VP Income & Growth Fund - Class II (ACVIG2)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Mid Cap Value Fund - Class II (ACVMV2)

AMERICAN FUNDS GROUP (THE)

Growth Fund - Class 1 (AFGF)

High-Income Bond Fund - Class 1 (AFHY)

Managed Risk Asset Allocation Fund - Class P2 (AVPAP2)

U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)

BLACKROCK FUNDS

BlackRock High Yield V.I. Fund - Class III (BRVHY3)

BlackRock Total Return V.I. Fund - Class III (BRVTR3)

BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)

Global Allocation V.I. Fund - Class III (MLVGA3)

CHARLES SCHWAB FUNDS

Money Market Portfolio(TM) (CHSMM)

DELAWARE FUNDS BY MACQUARIE

VIP Value Series: Service Class (DWVVLS)

VIP Small Cap Value Series: Service Class (DWVSVS)

DREYFUS CORPORATION

Mid Cap Stock Portfolio- Service Shares (DVMCSS)

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

Stock Index Fund, Inc. - Service Shares (DSIFS)

Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

Appreciation Portfolio - Initial Shares (DCAP)

Appreciation Portfolio - Service Shares (DCAPS)

Opportunistic Small Cap Portfolio - Service Shares (DVDLS)

Growth and Income Portfolio - Initial Shares (DGI)

EATON VANCE FUNDS

Floating-Rate Income Fund (ETVFR)

FEDERATED INVESTORS

Managed Tail Risk Fund II - Service Shares (FCA2S)

Quality Bond Fund II - Primary Shares (FQB)

Quality Bond Fund II - Service Shares (FQBS)

FIDELITY INVESTMENTS

Equity-Income Portfolio - Initial Class (FEIP)

VIP Value Strategies Portfolio - Service Class 2 (FVSS2)

High Income Portfolio - Initial Class (FHIP)

VIP Asset Manager Portfolio - Initial Class (FAMP)

VIP Energy Portfolio - Service Class 2 (FNRS2)

VIP Equity-Income Portfolio - Service Class 2 (FEI2)

VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)

VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)

VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)

VIP Growth Portfolio - Initial Class (FGP)

VIP Growth Portfolio - Service Class 2 (FG2)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Mid Cap Portfolio - Service Class 2 (FMC2)

VIP Overseas Portfolio - Initial Class (FOP)

VIP Overseas Portfolio - Service Class 2 (FO2)

VIP Value Strategies Portfolio - Service Class (FVSS)

VIP Real Estate Portfolio: Service Class 2 (FRESS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Income Securities Fund - Class 2 (FTVIS2)

Rising Dividends Securities Fund - Class 2 (FTVRD2)

Small Cap Value Securities Fund - Class 2 (FTVSV2)

Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)

Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

Franklin Strategic Income Securities Fund - Class 2 (FTVSI2)

INVESCO INVESTMENTS

VI American Franchise Fund - Series II Shares (ACEG2)

V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)

Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)

Balanced-Risk Allocation Fund - Series I Shares (IVBRA1)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS HENDERSON INVESTORS

Balanced Portfolio: Service Shares (JABS)

Enterprise Portfolio: Service Shares (JAMGS)

Flexible Bond Portfolio: Service Shares (JAFBS)

Forty Portfolio: Service Shares (JACAS)

Global Technology Portfolio: Service Shares (JAGTS)

Overseas Portfolio: Service Shares (JAIGS)

LAZARD FUNDS

Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)

New Discovery Series - Service Class (MNDSC)

Utilities Series - Service Class (MVUSC)

Value Series - Service Class (MVFSC)

Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)

MORGAN STANLEY

UIF, Inc. - Global Infrastructure Portfolio- Class II (MSGI2)

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Core Plus Fixed Income Portfolio - Class II (MSVF2)

Emerging Markets Debt Portfolio - Class I (MSEM)

Emerging Markets Debt Portfolio - Class II (MSEMB)

Global Real Estate Portfolio - Class II (VKVGR2)

U.S. Real Estate Portfolio - Class I (MSVRE)

U.S. Real Estate Portfolio - Class II (MSVREB)

NATIONWIDE FUNDS GROUP

American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)

American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT Emerging Markets Fund - Class II (GEM2)

NVIT International Equity Fund - Class I (GIG)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

NVIT Cardinal Conservative Fund - Class II (NVCCN2)

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Bond Fund - Class II (NVCBD2)

NVIT Core Plus Bond Fund - Class II (NVLCP2)

NVIT Nationwide Fund - Class I (TRF)

NVIT Nationwide Fund - Class II (TRF2)

NVIT Government Bond Fund - Class I (GBF)

NVIT International Index Fund - Class II (GVIX2)

NVIT International Index Fund - Class VIII (GVIX8)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

NVIT Large Cap Growth Fund - Class II (NVOLG2)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Invesco NVIT Comstock Value Fund - Class I (EIF)

Invesco NVIT Comstock Value Fund - Class II (EIF2)

NVIT Real Estate Fund - Class I (NVRE1)

NVIT Real Estate Fund - Class II (NVRE2)

Loring Ward NVIT Moderate Fund - Class II (NVLM2)

Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)

NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)

NVIT Cardinal(SM) Managed Growth & Income Fund - Class II (NCPGI2)

NVIT Investor Destinations Managed Growth Fund - Class II (IDPG2)

NVIT Investor Destinations Managed Growth & Income Fund - Class II (IDPGI2)

NVIT Small Cap Index Fund - Class II (NVSIX2)

NVIT S&P 500 Index Fund - Class II (GVEX2)

NVIT BlackRock NVIT Managed Global Allocation Fund - Class II (NVMGA2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Short Duration Bond Portfolio - I Class Shares (AMTB)

International Portfolio - S Class Shares (AMINS)

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

Socially Responsive Portfolio - I Class Shares (AMSRS)

NORTHERN LIGHTS

TOPS Managed Risk Balanced ETF Portfolio - Class 4 (NOTB4)

TOPS Managed Risk Growth ETF Portfolio - Class 4 (NOTG4)

TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 (NOTMG4)

OPPENHEIMER FUNDS

International Growth Fund/VA - Service Shares (OVIGS)

Capital Income Fund/VA - Non-Service Shares (OVMS)

Core Bond Fund/VA - Non-Service Shares (OVB)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)

International Growth Fund/VA - Non-Service Shares (OVIG)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Fund(R)/VA - Service Class (OVGIS)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)

Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)

Global Strategic Income Fund/VA - Non-service Shares (OVSB)

Global Strategic Income Fund/VA - Service Shares (OVSBS)

PIMCO FUNDS

All Asset Portfolio - Advisor Class (PMVAAD)

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Low Duration Portfolio - Advisor Class (PMVLAD)

Total Return Portfolio - Advisor Class (PMVTRD)

CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)

Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)

Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)

Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Class (PMVFHA)

Real Return Portfolio - Advisor Class (PMVRA)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Structured Small Cap Equity Fund - Service Shares (GVSSCS)

Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)

PUTNAM INVESTMENTS

VT International Equity Fund: Class IB (PVTIGB)

ROYCE CAPITAL FUNDS

Small-Cap Portfolio - Investment Class (ROCSC)

GUGGENHEIM INVESTMENTS

Variable Fund - Multi-Hedge Strategies (RVARS)

T. ROWE PRICE

Health Sciences Portfolio - II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)

VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

VICTORY FUNDS

Diversified Stock Fund Class A Shares (VYDS)

WADDELL & REED, INC.

Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)

Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)

Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)

Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)

Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)

Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)

Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)

WELLS FARGO FUNDS

Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Advantage VT Opportunity Fund - Class 2 (SVOF)

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

Advantage VT Omega Growth Fund - Class 2 (WFVOG2)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2017

Assets:
Investments at fair value:
VA Situs Fund (HVSIT)
1,551,252 shares (cost $26,014,191)	$21,345,223
Mid Cap Growth Portfolio - Class S Shares (ALMCS)
15,915 shares (cost $293,312)	376,223
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
40,413 shares (cost $476,121)	474,043
VPS Growth and Income Portfolio - Class B (ALVGIB)
141,330 shares (cost $3,160,038)	4,646,939
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
4,124 shares (cost $48,517)	53,897
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)
1,389,813 shares (cost $16,446,735)	18,039,769
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
42,380 shares (cost $821,724)	918,788
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
5,338,758 shares (cost $105,650,415)	114,676,520
VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
2,686 shares (cost $24,896)	25,600
VP Inflation Protection Fund - Class I (ACVIP1)
113,679 shares (cost $1,158,975)	1,162,932
VP Balanced Fund - Class I (ACVB)
3,910,375 shares (cost $26,443,041)	29,445,124
VP Capital Appreciation Fund - Class I (ACVCA)
2,182 shares (cost $31,030)	32,797
VP Income & Growth Fund - Class I (ACVIG)
1,373,783 shares (cost $11,364,102)	14,713,214
VP Income & Growth Fund - Class II (ACVIG2)
344,607 shares (cost $2,892,708)	3,694,188
VP Inflation Protection Fund - Class II (ACVIP2)
22,454,714 shares (cost $243,692,668)	229,262,626
VP International Fund - Class I (ACVI)
658 shares (cost $7,140)	8,011
VP Mid Cap Value Fund - Class I (ACVMV1)
569,085 shares (cost $11,179,613)	12,946,684
VP Mid Cap Value Fund - Class II (ACVMV2)
7,838,189 shares (cost $145,593,983)	178,397,175
Growth Fund - Class 1 (AFGF)
138,394 shares (cost $8,925,832)	10,773,938
High-Income Bond Fund - Class 1 (AFHY)
74,897 shares (cost $761,448)	763,205
Managed Risk Asset Allocation Fund - Class P2 (AVPAP2)
59,651,395 shares (cost $705,487,804)	808,276,398
U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)
56,673 shares (cost $693,749)	684,609
BlackRock High Yield V.I. Fund -Class III (BRVHY3)
4,207,618 shares (cost $31,075,339)	31,052,222
BlackRock Total Return V.I. Fund -Class III (BRVTR3)
21,081,571 shares (cost $248,219,488)	247,919,275
BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)
19,864,959 shares (cost $211,446,587)	240,763,307
Global Allocation V.I. Fund - Class III (MLVGA3)
25,334,503 shares (cost $371,928,042)	375,964,025
Money Market Portfolio(TM) (CHSMM)
4,939,548 shares (cost $4,939,548)	4,939,548
Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)
259,047 shares (cost $1,747,103)	1,756,339
VIP Value Series: Service Class (DWVVLS)
49,599 shares (cost $1,431,350)	1,560,371

VIP Small Cap Value Series: Service Class (DWVSVS)
1,430,591 shares (cost $53,099,716)	60,828,747
Mid Cap Stock Portfolio- Service Shares (DVMCSS)
1,593,414 shares (cost $31,307,568)	35,772,148
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
4,004,155 shares (cost $63,648,777)	80,563,606
Stock Index Fund, Inc. - Initial Shares (DSIF)
4,364,290 shares (cost $138,270,734)	233,402,203
Stock Index Fund, Inc. - Service Shares (DSIFS)
2,761,063 shares (cost $104,291,741)	147,827,320
Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (DSRG)
945,665 shares (cost $30,230,996)	38,081,936
Appreciation Portfolio - Initial Shares (DCAP)
586,638 shares (cost $24,064,862)	26,228,603
Appreciation Portfolio - Service Shares (DCAPS)
2,335,735 shares (cost $97,068,576)	103,566,480
Opportunistic Small Cap Portfolio - Service Shares (DVDLS)
16,882 shares (cost $756,239)	995,879
Growth and Income Portfolio - Initial Shares (DGI)
431,466 shares (cost $9,881,058)	14,117,583
Floating-Rate Income Fund (ETVFR)
6,027,231 shares (cost $54,819,853)	55,872,429
Managed Tail Risk Fund II - Service Shares (FCA2S)
118,015 shares (cost $690,150)	618,399
Quality Bond Fund II - Primary Shares (FQB)
546,395 shares (cost $6,151,601)	6,037,666
Quality Bond Fund II - Service Shares (FQBS)
1,732,573 shares (cost $19,368,081)	19,075,634
Equity-Income Portfolio - Initial Class (FEIP)
12,868,605 shares (cost $267,629,702)	307,430,978
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
444,557 shares (cost $5,039,586)	6,392,733
High Income Portfolio - Initial Class (FHIP)
8,047,082 shares (cost $44,742,508)	43,856,598
VIP Asset Manager Portfolio - Initial Class (FAMP)
6,739,153 shares (cost $98,103,894)	102,637,303
VIP Balanced Portfolio - Service Class 2 (FB2)
16,837,853 shares (cost $287,429,931)	308,637,846
VIP Energy Portfolio - Service Class 2 (FNRS2)
4,470,373 shares (cost $90,390,687)	88,289,868
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
13,334,294 shares (cost $277,564,625)	310,955,743
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
366,020 shares (cost $4,548,518)	4,908,332
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
19,088,674 shares (cost $220,429,149)	254,833,795
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
676,945 shares (cost $8,500,234)	9,470,456
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
33,464,429 shares (cost $370,679,259)	466,494,134
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
914,874 shares (cost $11,107,763)	13,393,748
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
4,869,312 shares (cost $63,564,904)	71,091,961
VIP Growth & Income Portfolio - Service Class 2 (FGI2)
11,904,100 shares (cost $238,331,078)	264,509,103
VIP Growth Portfolio - Initial Class (FGP)
5,234,691 shares (cost $184,340,922)	387,628,903
VIP Growth Portfolio - Service Class 2 (FG2)
4,990,860 shares (cost $296,973,904)	363,634,028
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
1,092,101 shares (cost $14,014,785)	13,826,003
VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
46,689,723 shares (cost $588,039,576)	583,154,642
VIP Mid Cap Portfolio - Service Class (FMCS)
508,350 shares (cost $16,708,408)	19,622,297

VIP Mid Cap Portfolio - Service Class 2 (FMC2)
7,558,129 shares (cost $237,662,188)	285,621,686
VIP Overseas Portfolio - Initial Class (FOP)
2,616,033 shares (cost $49,358,610)	59,828,680
VIP Overseas Portfolio - Service Class 2 (FO2)
4,475,353 shares (cost $89,409,097)	101,411,490
VIP Value Strategies Portfolio - Service Class (FVSS)
326,344 shares (cost $3,965,593)	4,643,873
VIP Real Estate Portfolio: Service Class 2 (FRESS2)
114,648 shares (cost $2,215,457)	2,194,361
Franklin Income Securities Fund - Class 2 (FTVIS2)
16,359,634 shares (cost $252,977,301)	264,535,285
Rising Dividends Securities Fund - Class 2 (FTVRD2)
1,298,281 shares (cost $28,357,116)	36,949,069
Small Cap Value Securities Fund - Class 2 (FTVSV2)
4,928,688 shares (cost $89,705,768)	97,588,024
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
56,536 shares (cost $1,163,467)	1,119,417
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
1,446,710 shares (cost $12,749,327)	14,799,843
Templeton Foreign Securities Fund - Class 2 (TIF2)
2,425,129 shares (cost $39,682,106)	37,516,743
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
7,162,431 shares (cost $128,969,891)	118,251,731
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
13,678,411 shares (cost $98,714,970)	101,083,457
Franklin Strategic Income Securities Fund - Class 2 (FTVSI2)
53,194 shares (cost $570,862)	574,496
VI American Franchise Fund - Series II Shares (ACEG2)
91,174 shares (cost $5,042,550)	5,543,393
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)
1,095,147 shares (cost $15,200,637)	15,452,520
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
3,054,286 shares (cost $15,264,717)	16,890,201
Balanced-Risk Allocation Fund - Series I Shares (IVBRA1)
15,019 shares (cost $177,895)	169,865
Mid Cap Value Portfolio: Class 1 (JPMMV1)
1,234,155 shares (cost $13,071,298)	14,600,059
Balanced Portfolio: Service Shares (JABS)
273,970 shares (cost $8,256,086)	10,161,534
Enterprise Portfolio: Service Shares (JAMGS)
10,532 shares (cost $636,636)	702,181
Flexible Bond Portfolio: Service Shares (JAFBS)
4,403,405 shares (cost $56,679,217)	56,055,344
Forty Portfolio: Service Shares (JACAS)
3,636,111 shares (cost $125,673,399)	137,590,423
Global Technology Portfolio: Service Shares (JAGTS)
10,611,843 shares (cost $94,582,173)	122,672,906
Overseas Portfolio: Service Shares (JAIGS)
1,482,020 shares (cost $47,432,223)	45,557,286
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
2,056,676 shares (cost $39,350,992)	48,516,980
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)
1,629,418 shares (cost $27,538,806)	27,146,104
MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)
338,240 shares (cost $5,728,508)	6,216,852
New Discovery Series - Service Class (MNDSC)
2,054,274 shares (cost $33,386,664)	38,147,871
Utilities Series - Service Class (MVUSC)
6,323 shares (cost $191,625)	183,228
Value Series - Service Class (MVFSC)
20,562,707 shares (cost $305,935,662)	422,563,623
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
10,770,142 shares (cost $227,630,045)	299,409,948

UIF, Inc. - Global Infrastructure Portfolio- Class II (MSGI2)
1,685,920 shares (cost $13,008,520)	13,234,472
Core Plus Fixed Income Portfolio - Class I (MSVFI)
221,905 shares (cost $2,374,275)	2,436,516
Core Plus Fixed Income Portfolio - Class II (MSVF2)
964,138 shares (cost $10,111,237)	10,547,665
Emerging Markets Debt Portfolio - Class I (MSEM)
216,094 shares (cost $1,655,554)	1,746,038
Emerging Markets Debt Portfolio - Class II (MSEMB)
87,185 shares (cost $703,863)	699,224
Global Real Estate Portfolio - Class II (VKVGR2)
19,480 shares (cost $204,018)	216,037
U.S. Real Estate Portfolio - Class I (MSVRE)
1,225 shares (cost $19,077)	26,612
U.S. Real Estate Portfolio - Class II (MSVREB)
124 shares (cost $1,957)	2,685
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)
24,250,269 shares (cost $239,345,891)	269,662,991
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)
129,371,762 shares (cost $1,310,622,829)	1,499,418,724
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2,650,622 shares (cost $41,691,587)	44,583,457
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
11,131,435 shares (cost $178,958,276)	185,783,655
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
251,862,592 shares (cost $4,704,490,053)	6,679,395,950
American Funds NVIT Bond Fund - Class II (GVABD2)
244,292,220 shares (cost $2,766,115,228)	2,809,360,532
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
10,406,651 shares (cost $279,470,328)	329,890,836
American Funds NVIT Growth Fund - Class II (GVAGR2)
6,559,679 shares (cost $445,700,887)	575,808,606
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
54,930,658 shares (cost $2,556,905,313)	3,074,468,902
Federated NVIT High Income Bond Fund - Class I (HIBF)
9,958,898 shares (cost $63,936,296)	65,629,136
NVIT Emerging Markets Fund - Class I (GEM)
806,768 shares (cost $9,259,667)	11,036,581
NVIT Emerging Markets Fund - Class II (GEM2)
5,042,971 shares (cost $57,347,514)	68,130,535
NVIT International Equity Fund - Class I (GIG)
1,540,170 shares (cost $16,390,301)	18,189,404
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
4,506,940 shares (cost $45,723,977)	52,776,268
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
6,600,235 shares (cost $59,580,018)	77,948,771
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
3,440,167 shares (cost $35,146,541)	40,146,750
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
156,433 shares (cost $2,201,059)	2,205,702
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
8,507,531 shares (cost $99,725,435)	119,786,037
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
7,233,901 shares (cost $74,512,752)	73,930,463
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
201,813,373 shares (cost $2,160,527,005)	2,286,545,515
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
252,165,848 shares (cost $2,615,688,309)	2,776,345,988
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
68,568,614 shares (cost $721,746,236)	696,657,115
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
247,822,900 shares (cost $2,608,687,363)	2,738,443,050
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
37,645,687 shares (cost $374,540,394)	369,304,192

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
75,278,283 shares (cost $807,522,013)	819,027,714
NVIT Core Bond Fund - Class I (NVCBD1)
320,679 shares (cost $3,506,525)	3,463,334
NVIT Core Bond Fund - Class II (NVCBD2)
9,282,110 shares (cost $101,514,943)	99,875,500
NVIT Core Plus Bond Fund - Class II (NVLCP2)
6,236,600 shares (cost $71,176,486)	70,161,753
NVIT Nationwide Fund - Class I (TRF)
6,748,723 shares (cost $68,398,427)	128,968,091
NVIT Nationwide Fund - Class II (TRF2)
5,889,100 shares (cost $59,049,053)	112,128,469
NVIT Government Bond Fund - Class I (GBF)
18,893,204 shares (cost $210,224,458)	202,346,215
NVIT International Index Fund - Class II (GVIX2)
131,425 shares (cost $1,243,377)	1,362,881
NVIT International Index Fund - Class VIII (GVIX8)
7,861,167 shares (cost $73,156,241)	81,205,859
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
13,717,287 shares (cost $141,756,841)	186,555,098
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
99,460,943 shares (cost $1,412,954,004)	1,602,315,797
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
83,547,350 shares (cost $1,279,167,461)	1,551,474,281
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
66,321,915 shares (cost $684,172,530)	668,524,904
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
186,067,988 shares (cost $2,096,114,940)	2,422,605,209
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
59,004,982 shares (cost $617,032,537)	832,560,301
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
71,445,658 shares (cost $755,441,432)	812,337,126
NVIT Mid Cap Index Fund - Class I (MCIF)
9,273,130 shares (cost $208,612,740)	241,286,836
NVIT Money Market Fund - Class I (SAM)
518,254,091 shares (cost $518,254,091)	518,254,091
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2,080,095 shares (cost $24,330,962)	25,023,543
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
9,382,135 shares (cost $89,088,039)	112,585,620
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
275,194 shares (cost $3,005,354)	3,175,733
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
5,169,733 shares (cost $53,004,434)	59,296,841
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
701,763 shares (cost $8,617,976)	9,550,996
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
8,975,800 shares (cost $101,318,280)	121,083,544
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
395,656 shares (cost $4,189,479)	4,296,821
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
8,216,193 shares (cost $86,344,483)	88,652,723
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
14,503,489 shares (cost $144,539,250)	178,392,917
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
10,704,657 shares (cost $122,177,096)	126,529,049
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
59,824 shares (cost $640,525)	676,012
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
24,438,643 shares (cost $261,583,146)	277,378,595
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
333,502 shares (cost $6,043,747)	6,439,923
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
1,924,147 shares (cost $33,133,403)	34,769,342

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2,073,431 shares (cost $24,942,822)	31,806,428
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2,845,510 shares (cost $40,348,529)	42,568,831
NVIT Multi-Manager Small Company Fund - Class I (SCF)
3,110,934 shares (cost $56,825,751)	70,431,546
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2,149,074 shares (cost $43,197,237)	46,140,624
NVIT Multi-Sector Bond Fund - Class I (MSBF)
26,431,634 shares (cost $242,339,835)	244,756,928
NVIT Short Term Bond Fund - Class II (NVSTB2)
13,728,236 shares (cost $142,788,753)	140,439,858
NVIT Large Cap Growth Fund - Class I (NVOLG1)
19,144,163 shares (cost $328,263,090)	376,757,123
NVIT Large Cap Growth Fund - Class II (NVOLG2)
14,495,838 shares (cost $258,737,622)	283,538,582
Templeton NVIT International Value Fund - Class III (NVTIV3)
16,769,474 shares (cost $195,031,772)	214,313,876
Invesco NVIT Comstock Value Fund - Class I (EIF)
53,931 shares (cost $1,014,197)	1,084,015
Invesco NVIT Comstock Value Fund - Class II (EIF2)
10,459,771 shares (cost $141,507,275)	208,881,633
NVIT Real Estate Fund - Class I (NVRE1)
7,286,430 shares (cost $55,567,486)	47,070,336
NVIT Real Estate Fund - Class II (NVRE2)
14,546,817 shares (cost $107,162,826)	92,808,690
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
691,830 shares (cost $7,968,935)	8,938,438
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)
768,535 shares (cost $9,428,059)	10,290,681
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
110,711,458 shares (cost $1,174,357,197)	1,251,039,479
NVIT Cardinal(SM) Managed Growth & Income Fund - Class II (NCPGI2)
53,670,833 shares (cost $567,191,712)	593,599,418
NVIT Investor Destinations Managed Growth Fund - Class II (IDPG2)
84,856,446 shares (cost $903,692,325)	1,019,974,485
NVIT Investor Destinations Managed Growth & Income Fund - Class II (IDPGI2)
39,665,376 shares (cost $420,700,798)	461,308,322
NVIT Small Cap Index Fund - Class II (NVSIX2)
6,441,895 shares (cost $82,351,221)	87,158,841
NVIT S&P 500 Index Fund - Class II (GVEX2)
35,318,638 shares (cost $519,372,567)	616,663,412
NVIT BlackRock NVIT Managed Global Allocation Fund - Class II (NVMGA2)
19,464,123 shares (cost $188,828,681)	216,246,404
Short Duration Bond Portfolio - I Class Shares (AMTB)
7,833,929 shares (cost $84,398,329)	81,942,897
Guardian Portfolio - I Class Shares (AMGP)
1 shares (cost $10)	10
International Portfolio - S Class Shares (AMINS)
18,210 shares (cost $222,244)	248,200
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
518 shares (cost $13,080)	14,402
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
128,782 shares (cost $2,892,387)	3,318,720
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
872 shares (cost $10,121)	14,564
Socially Responsive Portfolio - I Class Shares (AMSRS)
748,562 shares (cost $13,993,822)	19,170,676
TOPS Managed Risk Balanced ETF Portfolio - Class 4 (NOTB4)
959,448 shares (cost $11,011,180)	11,532,570
TOPS Managed Risk Growth ETF Portfolio - Class 4 (NOTG4)
889,927 shares (cost $10,497,409)	11,186,384
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 (NOTMG4)
678,486 shares (cost $8,124,528)	8,535,359

International Growth Fund/VA - Service Shares (OVIGS)
21,069,654 shares (cost $50,308,779)	56,888,065
Capital Income Fund/VA - Non-Service Shares (OVMS)
1,758,257 shares (cost $24,785,090)	27,991,450
Core Bond Fund/VA - Non-Service Shares (OVB)
2,411,860 shares (cost $18,756,637)	18,884,860
Global Securities Fund/VA - Non-Service Shares (OVGS)
3,192,831 shares (cost $112,023,926)	151,404,037
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)
2,753,385 shares (cost $109,346,025)	129,078,690
International Growth Fund/VA - Non-Service Shares (OVIG)
459,391 shares (cost $1,081,536)	1,189,823
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
382,494 shares (cost $10,620,487)	12,335,416
Main Street Fund(R)/VA - Service Class (OVGIS)
6,381,606 shares (cost $155,194,742)	203,637,033
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
271,704 shares (cost $6,498,771)	7,007,245
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
4,038,526 shares (cost $96,924,098)	102,659,328
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
125,670 shares (cost $9,118,093)	10,582,636
Global Strategic Income Fund/VA - Non-service Shares (OVSB)
345,236 shares (cost $1,754,294)	1,771,059
Global Strategic Income Fund/VA - Service Shares (OVSBS)
1,518,847 shares (cost $8,162,886)	8,004,326
All Asset Portfolio - Advisor Class (PMVAAD)
4,325,300 shares (cost $47,077,049)	47,448,542
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
1,664,223 shares (cost $17,299,225)	17,757,264
Low Duration Portfolio - Advisor Class (PMVLAD)
40,203,908 shares (cost $422,360,887)	411,688,014
Total Return Portfolio - Advisor Class (PMVTRD)
32,375,523 shares (cost $362,204,021)	354,188,220
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)
13,189 shares (cost $124,596)	95,488
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
942,915 shares (cost $12,089,781)	12,389,900
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)
17,382 shares (cost $132,749)	136,798
Variable Insurance Trust - Short-Term Portfolio - Advisor Class (PMVSTA)
2,380,138 shares (cost $24,618,913)	24,682,026
Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Class (PMVFHA)
12,524 shares (cost $137,304)	135,137
Real Return Portfolio - Advisor Class (PMVRA)
13,942 shares (cost $172,419)	173,163
Structured Small Cap Equity Fund - Service Shares (GVSSCS)
43,936 shares (cost $615,887)	595,329
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
830,184 shares (cost $9,592,785)	10,335,787
VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)
1,462 shares (cost $13,422)	12,921
VT Equity Income Fund: Class IB (PVEIB)
71,051 shares (cost $1,702,972)	1,896,345
VT Growth Opportunities Fund: Class IB (PVGOB)
166,438 shares (cost $1,367,865)	1,659,386
VT International Equity Fund: Class IB (PVTIGB)
326,824 shares (cost $4,421,329)	4,984,060
Small-Cap Portfolio - Investment Class (ROCSC)
43,198 shares (cost $437,859)	379,276
Variable Fund - Multi-Hedge Strategies (RVARS)
656,700 shares (cost $15,581,732)	16,305,851
Blue Chip Growth Portfolio - II (TRBCG2)
0 shares (cost $8)	9

Health Sciences Portfolio - II (TRHS2)
6,278,541 shares (cost $236,109,774)	255,724,972
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)
1,399,802 shares (cost $29,870,827)	32,013,481
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
829,508 shares (cost $8,391,019)	7,382,622
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
1,343,113 shares (cost $17,316,356)	20,992,854
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
752,575 shares (cost $22,511,507)	17,858,606
Diversified Stock Fund Class A Shares (VYDS)
12,853 shares (cost $133,680)	191,641
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)
1,815,657 shares (cost $9,612,819)	10,268,084
Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)
372,549 shares (cost $1,981,872)	2,069,212
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)
947,936 shares (cost $5,037,696)	5,480,399
Variable Insurance Portfolios - Asset Strategy (WRASP)
18,840,854 shares (cost $204,400,058)	176,497,351
Variable Insurance Portfolios - High Income (WRHIP)
25,470,005 shares (cost $91,959,386)	92,644,595
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
6,999,906 shares (cost $70,727,687)	81,261,910
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
1,712 shares (cost $7,728)	8,836
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
351,180 shares (cost $1,756,235)	1,811,529
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
5,158,058 shares (cost $27,876,950)	27,829,786
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
8,995,966 shares (cost $50,069,709)	50,256,864
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
1,233,802 shares (cost $6,694,790)	6,562,097
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
1,393 shares (cost $32,039)	44,220
Advantage VT Opportunity Fund - Class 2 (SVOF)
10,240 shares (cost $212,443)	277,925
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
8,339,937 shares (cost $77,785,434)	84,900,562
Advantage VT Omega Growth Fund - Class 2 (WFVOG2)
785 shares (cost $19,601)	21,919

Total Investments	$54,200,970,775

Accounts Receivable - VP International Fund - Class I (ACVI)	67
Accounts Receivable - BlackRock High Yield V.I. Fund -Class III (BRVHY3)	131,475
Accounts Receivable - BlackRock Total Return V.I. Fund -Class III (BRVTR3)	385,850
Accounts Receivable - VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	818
Accounts Receivable - U.S. Real Estate Portfolio - Class I (MSVRE)	93
Accounts Receivable - NVIT Nationwide Fund - Class I (TRF)	1,024
Accounts Receivable - NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	1,499
Accounts Receivable - NVIT Large Cap Growth Fund - Class I (NVOLG1)	1,899
Accounts Receivable - Mid-Cap Growth Portfolio - I Class Shares (AMCG)	211
Accounts Receivable - Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	10
Accounts Receivable - Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)	26
Accounts Receivable - Advantage VT Opportunity Fund - Class 2 (SVOF)	239
Accounts Payable - VP Capital Appreciation Fund - Class I (ACVCA)	(2,221)
Accounts Payable - U.S. Real Estate Portfolio - Class II (MSVREB)	(2)
Accounts Payable - NVIT Money Market Fund - Class I (SAM)	(4,576)
Accounts Payable - NVIT Multi-Manager Small Company Fund - Class I (SCF)	(2,575)
Accounts Payable - Guardian Portfolio - I Class Shares (AMGP)	(10)

Accounts Payable - Low Duration Portfolio - Advisor Class (PMVLAD)	(10,429)
Accounts Payable - Total Return Portfolio - Advisor Class (PMVTRD)	(15,464)
Accounts Payable - Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)	(1,518)
Accounts Payable - Variable Insurance Trust - Short-Term Portfolio - Advisor Class (PMVSTA)	(864)
Accounts Payable - Blue Chip Growth Portfolio - II (TRBCG2)	(9)
Accounts Payable - Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)	(3)
Other Accounts Payable	(5,863)

$54,201,450,452

Contract Owners’ Equity:
Accumulation units	54,190,870,082
Contracts in payout (annuitization) period (note 1f)	10,580,370

Total Contract Owners’ Equity (note 5)	$54,201,450,452

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2017

Investment Activity:	Total	HVSIT	ALMCS	ALVBWB	ALVGIB	ALVDAA	ALVDAB	ALVSVA
Reinvested dividends	$767,251,426	112,848	-	8,811	57,292	1,015	308,528	3,760
Mortality and expense risk charges (note 2)	(768,708,337)	(318,856)	(3,200)	(1,924)	(69,804)	(315)	(325,876)	(3,977)

Net investment income (loss)	(1,456,911)	(206,008)	(3,200)	6,887	(12,512)	700	(17,348)	(217)

Realized gain (loss) on investments	720,715,501	(1,681,715)	1,335	(19,918)	514,117	586	247,258	(6,575)
Change in unrealized gain (loss) on investments	3,687,801,202	2,377,022	68,609	77,828	(173,539)	5,896	1,831,295	67,433

Net gain (loss) on investments	4,408,516,703	695,307	69,944	57,910	340,578	6,482	2,078,553	60,858

Reinvested capital gains	1,849,952,351	2,522,637	8,801	4,010	396,884	-	-	40,438

Net increase (decrease) in contract owners’ equity resulting from operations	$6,257,012,143	3,011,936	75,545	68,807	724,950	7,182	2,061,205	101,079

Investment Activity:	ALVSVB	AAEIP3	ACVIP1	ACVB	ACVCA	ACVIG	ACVIG2	ACVIP2
Reinvested dividends	$261,592	485	27,705	452,582	-	335,715	74,783	5,924,045
Mortality and expense risk charges (note 2)	(1,731,118)	(70)	(3,443)	(392,021)	(392)	(189,070)	(49,095)	(3,429,307)

Net investment income (loss)	(1,469,526)	415	24,262	60,561	(392)	146,645	25,688	2,494,738

Realized gain (loss) on investments	2,947,793	374	(1,900)	637,044	293	1,228,587	167,302	(3,056,072)
Change in unrealized gain (loss) on investments	4,683,968	(839)	5,372	1,665,289	4,111	762,937	330,033	5,311,553

Net gain (loss) on investments	7,631,761	(465)	3,472	2,302,333	4,404	1,991,524	497,335	2,255,481

Reinvested capital gains	5,325,261	-	-	1,097,174	7,322	332,631	83,500	-

Net increase (decrease) in contract owners’ equity resulting from operations	$11,487,496	(50)	27,734	3,460,068	11,334	2,470,800	606,523	4,750,219

Investment Activity:	ACVI	ACVMV1	ACVMV2	AFGF	AFHY	AVPAP2	AFGC	BRVHY3
Reinvested dividends	$57	206,340	2,449,329	78,181	52,550	6,044,825	10,764	1,303,960
Mortality and expense risk charges (note 2)	(105)	(167,878)	(2,807,284)	(151,663)	(11,047)	(12,139,302)	(9,140)	(405,845)

Net investment income (loss)	(48)	38,462	(357,955)	(73,482)	41,503	(6,094,477)	1,624	898,115

Realized gain (loss) on investments	17	694,245	12,212,707	801,472	292	8,009,903	983	646,520
Change in unrealized gain (loss) on investments	1,606	283,818	984,622	923,555	6,677	86,410,075	1,043	(395,002)

Net gain (loss) on investments	1,623	978,063	13,197,329	1,725,027	6,969	94,419,978	2,026	251,518

Reinvested capital gains	-	283,556	3,531,935	1,125,386	-	7,435,135	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,575	1,300,081	16,371,309	2,776,931	48,472	95,760,636	3,650	1,149,633

Investment Activity:	BRVTR3	BRVED3	MLVGA3	CHSMM	CLVHY2	DWVVLS	DWVSVS	DVMCSS
Reinvested dividends	$4,634,433	3,484,366	4,678,179	27,573	6,244	14,156	382,781	272,768
Mortality and expense risk charges (note 2)	(2,997,906)	(3,253,568)	(6,111,797)	(56,462)	(7,339)	(5,348)	(981,909)	(522,616)

Net investment income (loss)	1,636,527	230,798	(1,433,618)	(28,889)	(1,095)	8,808	(599,128)	(249,848)

Realized gain (loss) on investments	15,150	2,442,632	(1,239,742)	-	(3,272)	9,162	332,332	(562,654)
Change in unrealized gain (loss) on investments	1,442,049	16,016,638	39,393,065	-	9,236	117,206	3,718,699	4,388,443

Net gain (loss) on investments	1,457,199	18,459,270	38,153,323	-	5,964	126,368	4,051,031	3,825,789

Reinvested capital gains	-	12,195,132	4,317,965	-	-	32,955	2,039,549	500,330

Net increase (decrease) in contract owners’ equity resulting from operations	$3,093,726	30,885,200	41,037,670	(28,889)	4,869	168,131	5,491,452	4,076,271

Investment Activity:	DVSCS	DSIF	DSIFS	DSRG	DCAP	DCAPS	DVDLS	DGI
Reinvested dividends	$555,341	3,822,619	2,081,961	446,753	332,366	1,093,217	-	99,296
Mortality and expense risk charges (note 2)	(1,188,834)	(2,993,962)	(2,107,181)	(509,137)	(329,677)	(1,543,365)	(11,638)	(177,936)

Net investment income (loss)	(633,493)	828,657	(25,220)	(62,384)	2,689	(450,148)	(11,638)	(78,640)

Realized gain (loss) on investments	8,083,550	11,106,816	9,908,673	2,271,253	450,783	1,553,433	17,796	487,336
Change in unrealized gain (loss) on investments	(2,914,595)	23,609,744	12,238,057	208,497	2,019,971	8,044,569	168,356	1,246,440

Net gain (loss) on investments	5,168,955	34,716,560	22,146,730	2,479,750	2,470,754	9,598,002	186,152	1,733,776

Reinvested capital gains	3,634,362	5,377,670	3,445,090	2,568,222	3,215,408	13,373,262	9,603	587,668

Net increase (decrease) in contract owners’ equity resulting from operations	$8,169,824	40,922,887	25,566,600	4,985,588	5,688,851	22,521,116	184,117	2,242,804

Investment Activity:	ETVFR	FCA2S	FQB	FQBS	FEIP	FVSS2	FHIP	FAMP
Reinvested dividends	$1,677,405	8,090	202,857	556,400	5,097,516	75,308	2,370,571	1,885,709
Mortality and expense risk charges (note 2)	(816,686)	(9,002)	(81,937)	(280,834)	(4,074,964)	(86,674)	(618,096)	(1,364,329)

Net investment income (loss)	860,719	(912)	120,920	275,566	1,022,552	(11,366)	1,752,475	521,380

Realized gain (loss) on investments	267,561	(9,577)	(24,488)	14,125	(5,348,009)	408,437	976,071	19,791
Change in unrealized gain (loss) on investments	(228,945)	62,948	66,683	130,889	30,975,742	(873,156)	(217,959)	178,325

Net gain (loss) on investments	38,616	53,371	42,195	145,014	25,627,733	(464,719)	758,112	198,116

Reinvested capital gains	-	-	-	-	6,368,540	1,465,167	-	11,536,360

Net increase (decrease) in contract owners’ equity resulting from operations	$899,335	52,459	163,115	420,580	33,018,825	989,082	2,510,587	12,255,856

Investment Activity:	FB2	FNRS2	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S
Reinvested dividends	$3,342,878	1,200,344	4,515,684	68,776	3,226,798	130,002	5,732,109	165,056
Mortality and expense risk charges (note 2)	(2,984,712)	(1,381,619)	(4,726,086)	(63,506)	(3,644,901)	(123,801)	(6,692,943)	(155,366)

Net investment income (loss)	358,166	(181,275)	(210,402)	5,270	(418,103)	6,201	(960,834)	9,690

Realized gain (loss) on investments	388,960	(3,517,049)	12,579,307	98,092	5,156,643	502,981	13,129,921	242,883
Change in unrealized gain (loss) on investments	20,629,995	(1,860,143)	12,745,746	320,905	16,141,894	545,844	37,267,157	1,397,908

Net gain (loss) on investments	21,018,955	(5,377,192)	25,325,053	418,997	21,298,537	1,048,825	50,397,078	1,640,791

Reinvested capital gains	5,165,714	44,293	6,420,169	98,562	5,002,048	269,572	12,796,145	413,331

Net increase (decrease) in contract owners’ equity resulting from operations	$26,542,835	(5,514,174)	31,534,820	522,829	25,882,482	1,324,598	62,232,389	2,063,812

Investment Activity:	FF30S2	FGI2	FGP	FG2	FIGBS	FIGBP2	FMCS	FMC2
Reinvested dividends	$766,092	2,552,065	794,771	250,696	325,053	12,321,312	113,317	1,335,651
Mortality and expense risk charges (note 2)	(1,070,189)	(2,535,233)	(4,848,128)	(5,089,014)	(188,021)	(7,343,220)	(243,226)	(4,247,856)

Net investment income (loss)	(304,097)	16,832	(4,053,357)	(4,838,318)	137,032	4,978,092	(129,909)	(2,912,205)

Realized gain (loss) on investments	1,684,923	1,362,102	24,376,628	15,874,492	(38,443)	49,840	140,206	12,851,196
Change in unrealized gain (loss) on investments	7,374,038	22,152,210	56,782,685	53,907,843	228,369	4,531,188	2,398,325	24,638,560

Net gain (loss) on investments	9,058,961	23,514,312	81,159,313	69,782,335	189,926	4,581,028	2,538,531	37,489,756

Reinvested capital gains	2,291,086	3,537,375	26,274,071	22,095,764	64,864	1,966,219	857,988	12,883,237

Net increase (decrease) in contract owners’ equity resulting from operations	$11,045,950	27,068,519	103,380,027	87,039,781	391,822	11,525,339	3,266,610	47,460,788

Investment Activity:	FOP	FO2	FVSS	FRESS2	FTVIS2	FTVRD2	FTVSV2	FTVMD2
Reinvested dividends	$797,610	1,132,426	62,313	26,934	11,090,368	562,877	508,032	17,620
Mortality and expense risk charges (note 2)	(752,052)	(1,436,045)	(60,014)	(10,015)	(4,352,591)	(540,978)	(1,459,562)	(4,399)

Net investment income (loss)	45,558	(303,619)	2,299	16,919	6,737,777	21,899	(951,530)	13,221

Realized gain (loss) on investments	(798,318)	(48,565)	253,203	(2,235)	2,843,926	2,026,164	5,990,183	(11,915)
Change in unrealized gain (loss) on investments	14,803,954	22,550,842	(620,051)	(27,332)	10,641,248	3,006,154	(3,641,855)	17,905

Net gain (loss) on investments	14,005,636	22,502,277	(366,848)	(29,567)	13,485,174	5,032,318	2,348,328	5,990

Reinvested capital gains	52,068	88,127	1,105,620	47,857	-	1,340,716	6,948,289	56,102

Net increase (decrease) in contract owners’ equity resulting from operations	$14,103,262	22,286,785	741,071	35,209	20,222,951	6,394,933	8,345,087	75,313

Investment Activity:	FTVDM2	TIF2	FTVGI2	FTVFA2	FTVSI2	ACEG2	IVMCC2	IVKMG2
Reinvested dividends	$129,506	1,007,363	-	2,685,224	12,024	-	47,693	-
Mortality and expense risk charges (note 2)	(188,299)	(579,557)	(1,869,670)	(1,667,423)	(2,262)	(77,944)	(254,745)	(258,710)

Net investment income (loss)	(58,793)	427,806	(1,869,670)	1,017,801	9,762	(77,944)	(207,052)	(258,710)

Realized gain (loss) on investments	(281,905)	(1,521,452)	(1,282,898)	986,395	(21,514)	220,063	(173,851)	1,071,689
Change in unrealized gain (loss) on investments	4,379,801	6,576,105	3,171,964	3,266,244	31,023	520,246	1,885,366	1,250,082

Net gain (loss) on investments	4,097,896	5,054,653	1,889,066	4,252,639	9,509	740,309	1,711,515	2,321,771

Reinvested capital gains	-	-	382,081	4,139,331	-	451,115	313,986	1,104,380

Net increase (decrease) in contract owners’ equity resulting from operations	$4,039,103	5,482,459	401,477	9,409,771	19,271	1,113,480	1,818,449	3,167,441

Investment Activity:	IVBRA1	JPMMV1	JABS	JAMGS	JAFBS	JACAS	JAGTS	JAIGS
Reinvested dividends	$6,505	117,122	132,896	1,959	1,372,474	-	429,515	712,895
Mortality and expense risk charges (note 2)	(808)	(191,842)	(118,799)	(1,839)	(818,968)	(2,006,332)	(1,591,195)	(682,122)

Net investment income (loss)	5,697	(74,720)	14,097	120	553,506	(2,006,332)	(1,161,680)	30,773

Realized gain (loss) on investments	(4,996)	476,581	198,911	(2,111)	(38,309)	(4,863,896)	3,665,166	(2,351,849)
Change in unrealized gain (loss) on investments	6,540	623,099	1,257,601	71,399	375,779	32,403,045	24,926,432	13,519,548

Net gain (loss) on investments	1,544	1,099,680	1,456,512	69,288	337,470	27,539,149	28,591,598	11,167,699

Reinvested capital gains	8,821	653,180	18,437	22,780	-	7,622,810	5,498,162	-

Net increase (decrease) in contract owners’ equity resulting from operations	$16,062	1,678,140	1,489,046	92,188	890,976	33,155,627	32,928,080	11,198,472

Investment Activity:	LZREMS	LOVTRC	M2IGSS	MNDSC	MVUSC	MVFSC	MVIVSC	MSGI2
Reinvested dividends	$776,669	634,628	25,071	-	6,790	6,980,770	3,529,171	282,037
Mortality and expense risk charges (note 2)	(670,349)	(292,879)	(91,696)	(484,938)	(865)	(6,280,562)	(4,171,565)	(195,657)

Net investment income (loss)	106,320	341,749	(66,625)	(484,938)	5,925	700,208	(642,394)	86,380

Realized gain (loss) on investments	658,270	(82,561)	(72,057)	(784,578)	(5,532)	24,622,547	8,494,585	(5,832)
Change in unrealized gain (loss) on investments	8,272,544	118,343	1,250,513	7,124,208	20,168	17,306,027	50,158,403	481,092

Net gain (loss) on investments	8,930,814	35,782	1,178,456	6,339,630	14,636	41,928,574	58,652,988	475,260

Reinvested capital gains	-	-	313,256	605,596	-	16,169,518	257,308	613,659

Net increase (decrease) in contract owners’ equity resulting from operations	$9,037,134	377,531	1,425,087	6,460,288	20,561	58,798,300	58,267,902	1,175,299

Investment Activity:	MSVFI	MSVF2	MSEM	MSEMB	VKVGR2	MSVRE	MSVREB	NAMGI2
Reinvested dividends	$75,750	308,936	95,518	35,611	6,084	379	38	2,343,532
Mortality and expense risk charges (note 2)	(31,039)	(158,258)	(23,708)	(6,483)	(4,120)	(374)	(39)	(2,853,031)

Net investment income (loss)	44,711	150,678	71,810	29,128	1,964	5	(1)	(509,499)

Realized gain (loss) on investments	12,957	108,367	14,938	18,903	6,512	1,274	155	(20,023)
Change in unrealized gain (loss) on investments	54,664	194,022	55,417	1,970	12,002	(939)	(114)	36,356,376

Net gain (loss) on investments	67,621	302,389	70,355	20,873	18,514	335	41	36,336,353

Reinvested capital gains	-	-	-	-	-	-	-	250,869

Net increase (decrease) in contract owners’ equity resulting from operations	$112,332	453,067	142,165	50,001	20,478	340	40	36,077,723

Investment Activity:	NAMAA2	NVAMV1	NVAMV2	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2
Reinvested dividends	$26,047,013	740,258	2,822,029	70,461,426	32,885,154	2,154,111	1,600,264	39,547,295
Mortality and expense risk charges (note 2)	(18,502,744)	(605,351)	(2,777,947)	(95,626,349)	(38,312,624)	(4,677,353)	(8,124,370)	(42,094,546)

Net investment income (loss)	7,544,269	134,907	44,082	(25,164,923)	(5,427,470)	(2,523,242)	(6,524,106)	(2,547,251)

Realized gain (loss) on investments	597,454	1,156,720	4,221,995	63,719,828	1,421,598	11,564,938	19,500,576	94,071,612
Change in unrealized gain (loss) on investments	154,968,774	181,811	983,664	652,513,562	38,417,907	41,874,751	63,546,186	145,223,909

Net gain (loss) on investments	155,566,228	1,338,531	5,205,659	716,233,390	39,839,505	53,439,689	83,046,762	239,295,521

Reinvested capital gains	15,239,276	1,628,404	6,830,745	141,948,822	7,435,690	24,035,364	39,086,580	279,886,157

Net increase (decrease) in contract owners’ equity resulting from operations	$178,349,773	3,101,842	12,080,486	833,017,289	41,847,725	74,951,811	115,609,236	516,634,427

Investment Activity:	HIBF	GEM	GEM2	GIG	NVIE6	NVNMO1	NVNMO2	NVNSR1
Reinvested dividends	$3,648,008	129,437	535,822	298,456	701,706	385,223	171,114	12,671
Mortality and expense risk charges (note 2)	(1,103,091)	(121,794)	(906,550)	(232,552)	(722,105)	(993,487)	(485,510)	(27,773)

Net investment income (loss)	2,544,917	7,643	(370,728)	65,904	(20,399)	(608,264)	(314,396)	(15,102)

Realized gain (loss) on investments	1,563,385	102,492	267,624	62,608	1,174,413	2,945,968	490,052	(28,673)
Change in unrealized gain (loss) on investments	(594,278)	2,925,748	17,812,475	3,854,846	8,773,063	11,646,608	5,592,992	193,467

Net gain (loss) on investments	969,107	3,028,240	18,080,099	3,917,454	9,947,476	14,592,576	6,083,044	164,794

Reinvested capital gains	-	-	-	-	-	1,527,858	677,596	185,986

Net increase (decrease) in contract owners’ equity resulting from operations	$3,514,024	3,035,883	17,709,371	3,983,358	9,927,077	15,512,170	6,446,244	335,678

Investment Activity:	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2
Reinvested dividends	$618,041	884,521	41,564,050	43,957,624	14,482,452	47,121,053	5,284,143	15,475,585
Mortality and expense risk charges (note 2)	(1,792,337)	(1,202,270)	(32,937,647)	(40,660,410)	(10,724,729)	(40,407,153)	(5,642,312)	(12,200,233)

Net investment income (loss)	(1,174,296)	(317,749)	8,626,403	3,297,214	3,757,723	6,713,900	(358,169)	3,275,352

Realized gain (loss) on investments	10,258,748	1,248,950	39,859,951	41,841,224	(1,642,979)	39,684,833	3,453,611	8,115,646
Change in unrealized gain (loss) on investments	(1,435,730)	5,738,071	68,628,464	135,953,914	16,586,935	103,001,685	23,396,173	20,510,203

Net gain (loss) on investments	8,823,018	6,987,021	108,488,415	177,795,138	14,943,956	142,686,518	26,849,784	28,625,849

Reinvested capital gains	10,582,509	4,858,858	104,446,870	176,519,613	14,653,561	162,989,937	27,965,620	33,317,810

Net increase (decrease) in contract owners’ equity resulting from operations	$18,231,231	11,528,130	221,561,688	357,611,965	33,355,240	312,390,355	54,457,235	65,219,011

Investment Activity:	NVCBD1	NVCBD2	NVLCP2	TRF	TRF2	GBF	GVIX2	GVIX8
Reinvested dividends	$102,490	2,990,930	1,638,540	1,246,393	826,472	4,408,916	31,084	1,873,866
Mortality and expense risk charges (note 2)	(46,248)	(1,538,672)	(1,048,962)	(1,634,262)	(1,660,900)	(3,110,568)	(4,767)	(1,066,569)

Net investment income (loss)	56,242	1,452,258	589,578	(387,869)	(834,428)	1,298,348	26,317	807,297

Realized gain (loss) on investments	(17,267)	184,667	(430,054)	3,171,918	15,022,062	(3,952,023)	18,714	1,303,617
Change in unrealized gain (loss) on investments	64,944	1,026,816	1,350,537	18,811,471	4,652,507	4,016,670	137,198	11,336,940

Net gain (loss) on investments	47,677	1,211,483	920,483	21,983,389	19,674,569	64,647	155,912	12,640,557

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$103,919	2,663,741	1,510,061	21,595,520	18,840,141	1,362,995	182,229	13,447,854

Investment Activity:	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF
Reinvested dividends	$2,750,539	28,580,413	25,063,765	12,907,876	41,517,947	13,083,654	14,867,600	2,462,828
Mortality and expense risk charges (note 2)	(2,957,139)	(22,714,344)	(22,425,029)	(10,163,749)	(35,724,825)	(12,251,526)	(12,096,084)	(3,373,349)

Net investment income (loss)	(206,600)	5,866,069	2,638,736	2,744,127	5,793,122	832,128	2,771,516	(910,521)

Realized gain (loss) on investments	7,814,835	18,577,696	33,710,891	(93,569)	17,321,998	16,014,926	966,137	8,142,863
Change in unrealized gain (loss) on investments	6,920,957	79,545,096	94,874,082	10,797,435	90,438,625	46,423,546	22,037,547	8,504,743

Net gain (loss) on investments	14,735,792	98,122,792	128,584,973	10,703,866	107,760,623	62,438,472	23,003,684	16,647,606

Reinvested capital gains	13,088,003	37,319,326	55,312,340	14,022,699	141,481,794	52,403,736	34,166,181	13,368,103

Net increase (decrease) in contract owners’ equity resulting from operations	$27,617,195	141,308,187	186,536,049	27,470,692	255,035,539	115,674,336	59,941,381	29,105,188

Investment Activity:	SAM	NVMIG1	NVMIG6	GVDIVI	GVDIV2	NVMLG1	NVMLG2	NVMLV1
Reinvested dividends	$2,212,069	295,252	1,070,665	82,268	1,383,138	31,295	112,837	61,041
Mortality and expense risk charges (note 2)	(7,909,086)	(322,123)	(1,706,526)	(40,927)	(872,010)	(120,225)	(1,763,869)	(56,202)

Net investment income (loss)	(5,697,017)	(26,871)	(635,861)	41,341	511,128	(88,930)	(1,651,032)	4,839

Realized gain (loss) on investments	-	(302,268)	5,627,863	(41,839)	(787,169)	257,247	5,950,549	(120,460)
Change in unrealized gain (loss) on investments	-	5,523,835	18,817,170	594,117	11,079,223	1,730,187	18,675,297	402,275

Net gain (loss) on investments	-	5,221,567	24,445,033	552,278	10,292,054	1,987,434	24,625,846	281,815

Reinvested capital gains	-	-	-	-	-	384,425	4,906,145	220,169

Net increase (decrease) in contract owners’ equity resulting from operations	$(5,697,017)	5,194,696	23,809,172	593,619	10,803,182	2,282,929	27,880,959	506,823

Investment Activity:	NVMLV2	NVMMG1	NVMMG2	NVMMV1	NVMMV2	SCGF	SCGF2	SCVF
Reinvested dividends	$968,460	-	-	8,233	3,026,779	-	-	157,909
Mortality and expense risk charges (note 2)	(1,271,842)	(2,237,464)	(1,754,222)	(2,553)	(3,859,299)	(77,350)	(500,876)	(417,586)

Net investment income (loss)	(303,382)	(2,237,464)	(1,754,222)	5,680	(832,520)	(77,350)	(500,876)	(259,677)

Realized gain (loss) on investments	(184,050)	7,328,335	1,058,426	(4,603)	7,053,790	(362,488)	(1,420,987)	1,424,140
Change in unrealized gain (loss) on investments	6,406,173	25,532,149	20,517,595	41,305	11,583,847	1,632,695	8,098,689	(356,694)

Net gain (loss) on investments	6,222,123	32,860,484	21,576,021	36,702	18,637,637	1,270,207	6,677,702	1,067,446

Reinvested capital gains	4,199,587	8,469,406	6,080,142	33,050	14,016,904	46,948	260,704	1,490,780

Net increase (decrease) in contract owners’ equity resulting from operations	$10,118,328	39,092,426	25,901,941	75,432	31,822,021	1,239,805	6,437,530	2,298,549

Investment Activity:	SCVF2	SCF	SCF2	MSBF	NVSTB2	NVOLG1	NVOLG2	NVTIV3
Reinvested dividends	$117,085	-	-	11,348,587	2,340,616	1,695,289	623,688	4,123,731
Mortality and expense risk charges (note 2)	(644,445)	(918,272)	(666,458)	(3,624,882)	(2,181,930)	(4,751,678)	(3,994,441)	(3,211,321)

Net investment income (loss)	(527,360)	(918,272)	(666,458)	7,723,705	158,686	(3,056,389)	(3,370,753)	912,410

Realized gain (loss) on investments	1,086,245	2,763,459	1,932,693	1,219,592	(373,471)	6,966,638	5,946,275	(1,387,498)
Change in unrealized gain (loss) on investments	255,890	1,335,843	437,589	1,856,964	242,531	68,840,000	50,495,293	40,349,225

Net gain (loss) on investments	1,342,135	4,099,302	2,370,282	3,076,556	(130,940)	75,806,638	56,441,568	38,961,727

Reinvested capital gains	1,985,269	4,680,326	3,193,168	-	-	8,565,388	6,339,638	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,800,044	7,861,356	4,896,992	10,800,261	27,746	81,315,637	59,410,453	39,874,137

Investment Activity:	EIF	EIF2	NVRE1	NVRE2	NVLM2	NVLCA2	NCPG2	NCPGI2
Reinvested dividends	$19,886	5,388,906	1,031,772	1,837,004	113,190	152,742	19,076,115	9,516,256
Mortality and expense risk charges (note 2)	(1,911)	(2,650,469)	(650,414)	(1,498,106)	(140,608)	(102,837)	(17,107,550)	(8,287,816)

Net investment income (loss)	17,975	2,738,437	381,358	338,898	(27,418)	49,905	1,968,565	1,228,440

Realized gain (loss) on investments	3,520	8,960,328	(3,058,004)	(5,747,339)	30,547	50,211	2,206,702	816,978
Change in unrealized gain (loss) on investments	52,321	14,406,705	4,347,221	7,982,970	751,543	741,508	119,777,312	48,184,895

Net gain (loss) on investments	55,841	23,367,033	1,289,217	2,235,631	782,090	791,719	121,984,014	49,001,873

Reinvested capital gains	-	-	762,632	1,546,375	141,849	92,335	45,837,542	18,193,860

Net increase (decrease) in contract owners’ equity resulting from operations	$73,816	26,105,470	2,433,207	4,120,904	896,521	933,959	169,790,121	68,424,173

Investment Activity:	IDPG2	IDPGI2	NVSIX2	GVEX2	NVMGA2	AMTB	AMINS	AMCG
Reinvested dividends	$15,927,041	7,680,746	706,594	8,859,598	2,374,758	1,230,095	1,544	-
Mortality and expense risk charges (note 2)	(13,575,778)	(6,371,821)	(1,118,680)	(8,550,516)	(2,563,001)	(1,261,810)	(2,360)	(188)

Net investment income (loss)	2,351,263	1,308,925	(412,086)	309,082	(188,243)	(31,715)	(816)	(188)

Realized gain (loss) on investments	2,385,867	1,743,905	(257,187)	5,816,443	503,612	(407,217)	2,147	211
Change in unrealized gain (loss) on investments	116,160,409	43,109,598	6,379,416	72,015,228	26,345,510	(39,934)	25,059	1,786

Net gain (loss) on investments	118,546,276	44,853,503	6,122,229	77,831,671	26,849,122	(447,151)	27,206	1,997

Reinvested capital gains	9,757,265	4,064,369	2,855,511	13,426,422	-	-	-	175

Net increase (decrease) in contract owners’ equity resulting from operations	$130,654,804	50,226,797	8,565,654	91,567,175	26,660,879	(478,866)	26,390	1,984

Investment Activity:	AMMCGS	AMTP	AMSRS	NOTB4	NOTG4	NOTMG4	OVIGS	OVMS
Reinvested dividends	$-	81	97,388	136,447	135,385	102,519	542,701	565,924
Mortality and expense risk charges (note 2)	(42,627)	(198)	(268,437)	(217,801)	(174,118)	(145,951)	(795,590)	(385,949)

Net investment income (loss)	(42,627)	(117)	(171,049)	(81,354)	(38,733)	(43,432)	(252,889)	179,975

Realized gain (loss) on investments	25,949	274	1,799,817	29,813	(8,039)	(14,720)	576,816	(152,876)
Change in unrealized gain (loss) on investments	533,826	1,012	699,387	954,511	1,556,488	973,713	9,868,542	2,149,575

Net gain (loss) on investments	559,775	1,286	2,499,204	984,324	1,548,449	958,993	10,445,358	1,996,699

Reinvested capital gains	59,030	381	700,941	18,153	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$576,178	1,550	3,029,096	921,123	1,509,716	915,561	10,192,469	2,176,674

Investment Activity:	OVB	OVGS	OVGSS	OVIG	OVGI	OVGIS	OVSC	OVSCS
Reinvested dividends	$477,881	1,304,427	827,362	10,971	157,808	2,107,067	63,278	640,180
Mortality and expense risk charges (note 2)	(265,133)	(1,866,155)	(1,748,113)	(3,904)	(162,412)	(3,144,061)	(96,001)	(1,554,224)

Net investment income (loss)	212,748	(561,728)	(920,751)	7,067	(4,604)	(1,036,994)	(32,723)	(914,044)

Realized gain (loss) on investments	(834,800)	4,039,985	319,734	5,639	830,392	18,097,169	(124,306)	2,644,829
Change in unrealized gain (loss) on investments	1,255,050	37,978,605	33,761,052	171,863	762,963	7,678,236	634,448	4,278,637

Net gain (loss) on investments	420,250	42,018,590	34,080,786	177,502	1,593,355	25,775,405	510,142	6,923,466

Reinvested capital gains	-	-	-	-	211,724	3,455,936	388,436	5,338,915

Net increase (decrease) in contract owners’ equity resulting from operations	$632,998	41,456,862	33,160,035	184,569	1,800,475	28,194,347	865,855	11,348,337

Investment Activity:	OVAG	OVSB	OVSBS	PMVAAD	PMVFAD	PMVLAD	PMVTRD	PMVRSD
Reinvested dividends	$2,928	44,661	162,757	2,062,770	261,411	5,178,973	6,616,247	9,511
Mortality and expense risk charges (note 2)	(127,859)	(24,930)	(121,371)	(746,123)	(283,213)	(6,307,887)	(5,343,920)	(369)

Net investment income (loss)	(124,931)	19,731	41,386	1,316,647	(21,802)	(1,128,914)	1,272,327	9,142

Realized gain (loss) on investments	575,373	(27,469)	(180,139)	(497,387)	(291,357)	(1,160,077)	(1,128,989)	(1,476)
Change in unrealized gain (loss) on investments	897,749	97,107	501,230	4,150,015	1,832,915	1,178,495	10,516,009	(5,744)

Net gain (loss) on investments	1,473,122	69,638	321,091	3,652,628	1,541,558	18,418	9,387,020	(7,220)

Reinvested capital gains	961,870	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,310,061	89,369	362,477	4,969,275	1,519,756	(1,110,496)	10,659,347	1,922

Investment Activity:	PMVEBD	PMVHYD	PMVSTA	PMVFHA	PMVRA	GVSSCS	GVGMNS	GVSIA
Reinvested dividends	$483,096	8,070	281,406	6,338	3,616	1,685	30,199	58
Mortality and expense risk charges (note 2)	(157,832)	(708)	(261,940)	(511)	(693)	(1,559)	(158,514)	(32)

Net investment income (loss)	325,264	7,362	19,466	5,827	2,923	126	(128,315)	26

Realized gain (loss) on investments	5,961	11,381	29,137	770	(4,247)	815	37,273	(1)
Change in unrealized gain (loss) on investments	357,795	(6,966)	76,351	(3,657)	6,441	(26,229)	845,169	(272)

Net gain (loss) on investments	363,756	4,415	105,488	(2,887)	2,194	(25,414)	882,442	(273)

Reinvested capital gains	-	-	-	-	-	62,884	256,448	-

Net increase (decrease) in contract owners’ equity resulting from operations	$689,020	11,777	124,954	2,940	5,117	37,596	1,010,575	(247)

Investment Activity:	PVEIB	PVGOB	PVTIGB	ROCSC	RVARS	TRBCG2	TREI2	TRHS2
Reinvested dividends	$-	1,215	53,137	3,433	-	-	-	-
Mortality and expense risk charges (note 2)	(16,222)	(19,301)	(51,047)	(1,451)	(267,963)	-	-	(3,830,082)

Net investment income (loss)	(16,222)	(18,086)	2,090	1,982	(267,963)	-	-	(3,830,082)

Realized gain (loss) on investments	9,780	44,927	78,678	(15,820)	104,753	91	(2)	8,672,366
Change in unrealized gain (loss) on investments	193,373	284,232	546,077	34,099	480,585	(12)	3	37,018,840

Net gain (loss) on investments	203,153	329,159	624,755	18,279	585,338	79	1	45,691,206

Reinvested capital gains	-	15,659	-	-	-	4	-	10,590,128

Net increase (decrease) in contract owners’ equity resulting from operations	$186,931	326,732	626,845	20,261	317,375	83	1	52,451,252

Investment Activity:	VWHAS	VWBF	VWEM	VWHA	VYDS	WRPMAV	WRPMCV	WRPMMV
Reinvested dividends	$-	178,479	75,871	-	1,164	49,796	9,363	26,074
Mortality and expense risk charges (note 2)	(539,452)	(102,473)	(244,552)	(253,020)	(2,187)	(45,092)	(8,560)	(26,210)

Net investment income (loss)	(539,452)	76,006	(168,681)	(253,020)	(1,023)	4,704	803	(136)

Realized gain (loss) on investments	2,652,627	(384,033)	425,490	(1,089,868)	10,265	(11,652)	(7,633)	(1,273)
Change in unrealized gain (loss) on investments	(4,423,588)	1,091,016	6,909,610	509,124	26,829	1,196,095	179,561	567,765

Net gain (loss) on investments	(1,770,961)	706,983	7,335,100	(580,744)	37,094	1,184,443	171,928	566,492

Reinvested capital gains	-	-	-	-	2,524	316,533	46,122	153,374

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,310,413)	782,989	7,166,419	(833,764)	38,595	1,505,680	218,853	719,730

Investment Activity:	WRASP	WRHIP	WRMCG	WRPAP	WRPCP	WRPMP	WRPMAP	WRPMCP
Reinvested dividends	$2,708,428	6,947,867	-	72	19,540	227,653	434,437	54,362
Mortality and expense risk charges (note 2)	(2,966,279)	(1,744,823)	(1,169,705)	(72)	(8,746)	(119,266)	(205,322)	(26,619)

Net investment income (loss)	(257,851)	5,203,044	(1,169,705)	-	10,794	108,387	229,115	27,743

Realized gain (loss) on investments	(8,568,751)	(4,571,604)	594,763	(6,256)	(224,943)	(5,424)	154,405	(45,087)
Change in unrealized gain (loss) on investments	35,405,323	4,411,584	14,491,094	9,242	316,369	2,205,496	4,185,923	479,389

Net gain (loss) on investments	26,836,572	(160,020)	15,085,857	2,986	91,426	2,200,072	4,340,328	434,302

Reinvested capital gains	-	-	2,114,920	555	110,252	1,612,031	3,133,677	315,145

Net increase (decrease) in contract owners’ equity resulting from operations	$26,578,721	5,043,024	16,031,072	3,541	212,472	3,920,490	7,703,120	777,190

Investment Activity:	SVDF	SVOF	WFVSCG	WFVOG2	PVGIB	FTVHI2
Reinvested dividends	$-	1,969	-	2	35,280	328,161
Mortality and expense risk charges (note 2)	(571)	(3,626)	(1,278,557)	(278)	(9,036)	(524)

Net investment income (loss)	(571)	(1,657)	(1,278,557)	(276)	26,244	327,637

Realized gain (loss) on investments	1,027	22,268	(513,503)	(24)	311,218	(318,537)
Change in unrealized gain (loss) on investments	6,955	6,122	16,247,830	5,111	(456,895)	(3,948)

Net gain (loss) on investments	7,982	28,390	15,734,327	5,087	(145,677)	(322,485)

Reinvested capital gains	2,066	23,668	2,229,287	595	194,812	-

Net increase (decrease) in contract owners’ equity resulting from operations	$9,477	50,401	16,685,057	5,406	75,379	5,152

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2017 AND 2016

	Total		HVSIT		ALMCS		ALVBWB
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(1,456,911)	168,755,049	(206,008)	(189,580)	(3,200)	(2,986)	6,887	7,149
Realized gain (loss) on investments	720,715,501	394,387,386	(1,681,715)	(855,877)	1,335	18,565	(19,918)	(2,635)
Change in unrealized gain (loss) on investments	3,687,801,202	(454,599,992)	2,377,022	(2,936,526)	68,609	(17,143)	77,828	(17,974)
Reinvested capital gains	1,849,952,351	2,459,945,835	2,522,637	5,814,485	8,801	-	4,010	34,097

Net increase (decrease) in contract owners’ equity resulting from operations	6,257,012,143	2,568,488,278	3,011,936	1,832,502	75,545	(1,564)	68,807	20,637

Equity transactions:
Purchase payments received from contract owners (note 3)	3,917,861,288	4,310,766,547	117,986	348,032	-	858	-	21,539
Transfers between funds	-	-	(1,604,922)	(798,742)	48,549	(73,261)	(16,976)	(11,987)
Redemptions (note 3)	(3,900,703,326)	(3,392,343,859)	(1,157,382)	(1,013,411)	(2,267)	(11,174)	(110,012)	(10,803)
Annuity benefits	(1,414,936)	(1,316,007)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(435,624,995)	(391,165,311)	(165,617)	(167,418)	-	(7)	(2,990)	(3,545)
Contingent deferred sales charges (note 2)	(16,334,484)	(17,157,826)	(7,488)	(8,459)	-	-	-	-
Adjustments to maintain reserves	(161,438)	(178,385)	(567)	(506)	(3)	8	(16)	-

Net equity transactions	(436,377,891)	508,605,159	(2,817,990)	(1,640,504)	46,279	(83,576)	(129,994)	(4,796)

Net change in contract owners’ equity	5,820,634,252	3,077,093,437	193,946	191,998	121,824	(85,140)	(61,187)	15,841
Contract owners’ equity beginning of period	48,380,816,200	45,303,722,763	21,151,245	20,959,247	254,416	339,556	535,226	519,385

Contract owners’ equity end of period	$54,201,450,452	48,380,816,200	21,345,191	21,151,245	376,240	254,416	474,039	535,226

CHANGES IN UNITS:
Beginning units	3,284,484,208	3,188,288,017	1,272,457	1,378,482	13,340	17,677	40,001	40,380
Units purchased	517,048,459	618,806,965	35,816	92,239	2,165	49	34	1,666
Units redeemed	(488,742,110)	(522,610,774)	(198,179)	(198,264)	(98)	(4,386)	(9,271)	(2,045)

Ending units	3,312,790,557	3,284,484,208	1,110,094	1,272,457	15,407	13,340	30,764	40,001

	ALVGIB		ALVDAA		ALVDAB		ALVSVA
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(12,512)	(31,621)	700	325	(17,348)	(240,833)	(217)	122
Realized gain (loss) on investments	514,117	351,813	586	(831)	247,258	112,064	(6,575)	(9,282)
Change in unrealized gain (loss) on investments	(173,539)	(183,613)	5,896	3,683	1,831,295	393,087	67,433	85,016
Reinvested capital gains	396,884	305,098	-	21	-	4,249	40,438	17,789

Net increase (decrease) in contract owners’ equity resulting from operations	724,950	441,677	7,182	3,198	2,061,205	268,567	101,079	93,645

Equity transactions:
Purchase payments received from contract owners (note 3)	33,548	194,304	-	-	211,375	229,154	32,360	161,231
Transfers between funds	(390,738)	(345,482)	349	(38,520)	(1,002,773)	(1,075,058)	64,278	262,267
Redemptions (note 3)	(743,997)	(621,438)	(10,955)	-	(989,636)	(1,228,165)	(64,752)	(31,380)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(358)	(362)	-	-	(492)	(592)	(462)	(313)
Contingent deferred sales charges (note 2)	(27)	(33)	-	-	(4,726)	(17,684)	-	-
Adjustments to maintain reserves	(103)	(162)	(3)	1	(243)	(301)	(7)	(6)

Net equity transactions	(1,101,675)	(773,173)	(10,609)	(38,519)	(1,786,495)	(2,092,646)	31,417	391,799

Net change in contract owners’ equity	(376,725)	(331,496)	(3,427)	(35,321)	274,710	(1,824,079)	132,496	485,444
Contract owners’ equity beginning of period	5,023,652	5,355,148	57,330	92,651	17,765,025	19,589,104	786,301	300,857

Contract owners’ equity end of period	$4,646,927	5,023,652	53,903	57,330	18,039,735	17,765,025	918,797	786,301

CHANGES IN UNITS:
Beginning units	191,288	223,475	5,166	8,584	1,590,436	1,778,946	50,194	23,874
Units purchased	1,629	11,128	40	155	74,614	64,185	7,785	29,639
Units redeemed	(41,728)	(43,315)	(939)	(3,573)	(229,485)	(252,695)	(5,913)	(3,319)

Ending units	151,189	191,288	4,267	5,166	1,435,565	1,590,436	52,066	50,194

	ALVSVB		AAEIP3		ACVIP1		ACVB
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(1,469,526)	(1,195,932)	415	922	24,262	7,251	60,561	75,375
Realized gain (loss) on investments	2,947,793	2,586,967	374	13,717	(1,900)	(4,745)	637,044	18,601
Change in unrealized gain (loss) on investments	4,683,968	13,240,775	(839)	2,007	5,372	10,550	1,665,289	168,467
Reinvested capital gains	5,325,261	5,678,716	-	-	-	3,121	1,097,174	1,367,577

Net increase (decrease) in contract owners’ equity resulting from operations	11,487,496	20,310,526	(50)	16,646	27,734	16,177	3,460,068	1,630,020

Equity transactions:
Purchase payments received from contract owners (note 3)	8,800,049	6,504,690	13,887	8,118	801,625	118,313	310,977	344,647
Transfers between funds	(8,780,721)	(237,280)	169	(14,717)	(13,535)	7,957	227,409	(124,347)
Redemptions (note 3)	(6,896,698)	(5,854,785)	(242)	(256)	(74,537)	(20,763)	(4,003,557)	(3,598,972)
Annuity benefits	-	-	-	-	-	-	(31,967)	(29,102)
Contract maintenance charges (note 2)	(540,834)	(533,069)	-	-	(1,012)	(1,692)	(11,905)	(13,115)
Contingent deferred sales charges (note 2)	(36,885)	(34,776)	-	-	-	-	(417)	(724)
Adjustments to maintain reserves	(1,097)	(954)	(7)	(2)	(15)	(14)	2,806	1,347

Net equity transactions	(7,456,186)	(156,174)	13,807	(6,857)	712,526	103,801	(3,506,654)	(3,420,266)

Net change in contract owners’ equity	4,031,310	20,154,352	13,757	9,789	740,260	119,978	(46,586)	(1,790,246)
Contract owners’ equity beginning of period	110,645,228	90,490,876	11,839	2,050	422,663	302,685	29,491,953	31,282,199

Contract owners’ equity end of period	$114,676,538	110,645,228	25,596	11,839	1,162,923	422,663	29,445,367	29,491,953

CHANGES IN UNITS:
Beginning units	2,879,199	2,884,800	1,359	330	44,469	33,187	849,906	952,327
Units purchased	439,901	722,704	1,731	6,096	87,886	23,144	28,639	36,285
Units redeemed	(632,976)	(728,305)	(115)	(5,067)	(14,249)	(11,862)	(124,562)	(138,706)

Ending units	2,686,124	2,879,199	2,975	1,359	118,106	44,469	753,983	849,906

	ACVCA		ACVIG		ACVIG2		ACVIP2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(392)	(712)	146,645	144,096	25,688	24,370	2,494,738	698,123
Realized gain (loss) on investments	293	269	1,228,587	970,817	167,302	330,602	(3,056,072)	(2,890,727)
Change in unrealized gain (loss) on investments	4,111	(4,306)	762,937	206,566	330,033	(52,138)	5,311,553	6,658,465
Reinvested capital gains	7,322	5,741	332,631	262,169	83,500	64,550	-	1,639,559

Net increase (decrease) in contract owners’ equity resulting from operations	11,334	992	2,470,800	1,583,648	606,523	367,384	4,750,219	6,105,420

Equity transactions:
Purchase payments received from contract owners (note 3)	(47)	-	142,899	217,186	11,252	56,728	11,424,151	10,398,384
Transfers between funds	-	-	(6,350)	(34,350)	(144,382)	(83,117)	14,168,812	4,505,855
Redemptions (note 3)	-	(130)	(1,885,313)	(1,796,087)	(199,380)	(536,196)	(19,130,168)	(17,826,827)
Annuity benefits	(3,455)	(10,263)	(2,354)	(2,093)	-	-	(1,429)	(1,471)
Contract maintenance charges (note 2)	-	2	(5,400)	(6,035)	(397)	(439)	(1,902,346)	(1,829,177)
Contingent deferred sales charges (note 2)	-	-	(231)	(678)	(4)	(1)	(90,448)	(80,848)
Adjustments to maintain reserves	(4,986)	(28,123)	(182)	(128)	(122)	(139)	(1,005)	(3,350)

Net equity transactions	(8,488)	(38,514)	(1,756,931)	(1,622,185)	(333,033)	(563,164)	4,467,567	(4,837,434)

Net change in contract owners’ equity	2,846	(37,522)	713,869	(38,537)	273,490	(195,780)	9,217,786	1,267,986
Contract owners’ equity beginning of period	27,730	65,252	13,999,271	14,037,808	3,420,647	3,616,427	220,044,720	218,776,734

Contract owners’ equity end of period	$30,576	27,730	14,713,140	13,999,271	3,694,137	3,420,647	229,262,506	220,044,720

CHANGES IN UNITS:
Beginning units	-	-	690,001	774,518	136,268	161,772	16,430,647	16,784,497
Units purchased	-	-	24,231	47,566	1,641	5,825	3,440,741	3,219,043
Units redeemed	-	-	(104,208)	(132,083)	(13,902)	(31,329)	(3,110,450)	(3,572,893)

Ending units	-	-	610,024	690,001	124,007	136,268	16,760,938	16,430,647

	ACVI		ACVMV1		ACVMV2		AFGF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(48)	(25)	38,462	47,021	(357,955)	(42,778)	(73,482)	(33,480)
Realized gain (loss) on investments	17	(171)	694,245	603,951	12,212,707	4,158,883	801,472	645,760
Change in unrealized gain (loss) on investments	1,606	(312)	283,818	900,493	984,622	18,160,704	923,555	(668,831)
Reinvested capital gains	-	-	283,556	420,724	3,531,935	6,532,819	1,125,386	937,493

Net increase (decrease) in contract owners’ equity resulting from operations	1,575	(508)	1,300,081	1,972,189	16,371,309	28,809,628	2,776,931	880,942

Equity transactions:
Purchase payments received from contract owners (note 3)	4	1	404,619	528,485	12,933,700	14,282,486	10,051	13,226
Transfers between funds	-	-	(70,523)	4,281,001	(17,658,881)	23,634,393	(4,704)	(39,994)
Redemptions (note 3)	(4)	(1)	(1,780,808)	(1,752,010)	(12,649,906)	(11,465,291)	(3,100,445)	(1,291,571)
Annuity benefits	(1,391)	(1,282)	(1,461)	(1,288)	(1,235)	-	(1,030)	(870)
Contract maintenance charges (note 2)	-	-	(4,121)	(3,308)	(798,486)	(713,257)	(2,373)	(2,540)
Contingent deferred sales charges (note 2)	-	-	(723)	(1,253)	(46,735)	(52,485)	(199)	(150)
Adjustments to maintain reserves	1,086	647	(35)	(63)	(1,194)	(2,192)	1,331	750

Net equity transactions	(305)	(635)	(1,453,052)	3,051,564	(18,222,737)	25,683,654	(3,097,369)	(1,321,149)

Net change in contract owners’ equity	1,270	(1,143)	(152,971)	5,023,753	(1,851,428)	54,493,282	(320,438)	(440,207)
Contract owners’ equity beginning of period	6,808	7,951	13,099,644	8,075,891	180,248,468	125,755,186	11,094,628	11,534,835

Contract owners’ equity end of period	$8,078	6,808	12,946,673	13,099,644	178,397,040	180,248,468	10,774,190	11,094,628

CHANGES IN UNITS:
Beginning units	-	-	576,317	424,721	6,722,132	5,648,494	82,124	92,503
Units purchased	-	-	123,377	314,259	1,066,031	2,753,791	285	193
Units redeemed	-	-	(182,184)	(162,663)	(1,743,473)	(1,680,153)	(19,595)	(10,572)

Ending units	-	-	517,510	576,317	6,044,690	6,722,132	62,814	82,124

	AFHY		AVPAP2		AFGC		BRVHY3
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$41,503	40,719	(6,094,477)	(1,741,535)	1,624	2,109	898,115	308,849
Realized gain (loss) on investments	292	(10,424)	8,009,903	4,442,015	983	3,529	646,520	(60,046)
Change in unrealized gain (loss) on investments	6,677	92,050	86,410,075	14,995,042	1,043	(18,946)	(395,002)	634,463
Reinvested capital gains	-	-	7,435,135	23,120,705	-	14,827	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	48,472	122,345	95,760,636	40,816,227	3,650	1,519	1,149,633	883,266

Equity transactions:
Purchase payments received from contract owners (note 3)	1,421	1,472	4,806,991	7,890,247	440	463	4,765,899	3,910,572
Transfers between funds	(85,337)	77,718	(5,771,816)	(18,598,173)	1,000	(9,983)	14,499,840	4,811,568
Redemptions (note 3)	(57,320)	(44,930)	(27,784,783)	(20,175,553)	(24,322)	(42,648)	(2,210,577)	(958,267)
Annuity benefits	(1,451)	(1,331)	-	-	(206)	(215)	(646)	-
Contract maintenance charges (note 2)	(350)	(342)	(10,079,135)	(9,841,122)	(374)	(505)	(1,379)	(348)
Contingent deferred sales charges (note 2)	-	-	(339,623)	(418,380)	-	-	(6,552)	(4,400)
Adjustments to maintain reserves	950	1,025	(453)	(365)	147	93	(229)	(622)

Net equity transactions	(142,087)	33,612	(39,168,819)	(41,143,346)	(23,315)	(52,795)	17,046,356	7,758,503

Net change in contract owners’ equity	(93,615)	155,957	56,591,817	(327,119)	(19,665)	(51,276)	18,195,989	8,641,769
Contract owners’ equity beginning of period	856,992	701,035	751,684,583	752,011,702	704,267	755,543	12,987,708	4,345,939

Contract owners’ equity end of period	$763,377	856,992	808,276,400	751,684,583	684,602	704,267	31,183,697	12,987,708

CHANGES IN UNITS:
Beginning units	13,960	13,269	60,059,364	63,474,141	19,599	21,051	1,270,873	472,591
Units purchased	22	2,941	1,449,735	1,686,087	40	660	3,630,376	1,251,185
Units redeemed	(2,241)	(2,250)	(4,395,507)	(5,100,864)	(682)	(2,112)	(2,012,483)	(452,903)

Ending units	11,741	13,960	57,113,592	60,059,364	18,957	19,599	2,888,766	1,270,873

	BRVTR3		BRVED3		MLVGA3		CHSMM
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$1,636,527	332,856	230,798	381,565	(1,433,618)	(1,716,259)	(28,889)	(64,258)
Realized gain (loss) on investments	15,150	4,261	2,442,632	(177,169)	(1,239,742)	(2,245,210)	-	-
Change in unrealized gain (loss) on investments	1,442,049	(1,236,130)	16,016,638	15,979,099	39,393,065	11,410,498	-	-
Reinvested capital gains	-	-	12,195,132	5,350,191	4,317,965	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,093,726	(899,013)	30,885,200	21,533,686	41,037,670	7,449,029	(28,889)	(64,258)

Equity transactions:
Purchase payments received from contract owners (note 3)	71,677,280	96,172,479	36,967,048	103,168,418	18,581,822	22,272,574	12,890	143,557
Transfers between funds	20,597,075	8,501,969	(7,299,968)	7,950,601	(12,467,781)	(26,027,191)	(167,309)	(1,586,852)
Redemptions (note 3)	(6,292,262)	(2,176,660)	(8,041,238)	(2,410,677)	(25,330,710)	(25,360,239)	(414,338)	(2,002,524)
Annuity benefits	-	-	(1,289)	-	(5,456)	(4,885)	-	-
Contract maintenance charges (note 2)	(1,990,430)	(786,066)	(1,924,503)	(743,213)	(12,678)	(15,189)	(368)	(434)
Contingent deferred sales charges (note 2)	(77,740)	(31,017)	(104,360)	(35,981)	(86,710)	(84,210)	-	-
Adjustments to maintain reserves	(387)	(233)	(611)	(1,594)	(1,170)	(1,351)	(15)	48

Net equity transactions	83,913,536	101,680,472	19,595,079	107,927,554	(19,322,683)	(29,220,491)	(569,140)	(3,446,205)

Net change in contract owners’ equity	87,007,262	100,781,459	50,480,279	129,461,240	21,714,987	(21,771,462)	(598,029)	(3,510,463)
Contract owners’ equity beginning of period	161,297,863	60,516,404	190,282,913	60,821,673	354,248,903	376,020,365	5,537,570	9,048,033

Contract owners’ equity end of period	$248,305,125	161,297,863	240,763,192	190,282,913	375,963,890	354,248,903	4,939,541	5,537,570

CHANGES IN UNITS:
Beginning units	16,323,965	6,186,106	17,052,613	6,235,745	23,713,308	25,726,229	561,907	917,962
Units purchased	10,040,795	11,333,410	4,469,378	12,104,174	1,813,188	2,657,069	402,674	363,333
Units redeemed	(1,678,116)	(1,195,551)	(2,727,394)	(1,287,306)	(3,031,714)	(4,669,990)	(460,724)	(719,388)

Ending units	24,686,644	16,323,965	18,794,597	17,052,613	22,494,782	23,713,308	503,857	561,907

	CLVHY2		DWVVLS		DWVSVS		DVMCSS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(1,095)	-	8,808	7,804	(599,128)	(373,310)	(249,848)	(210,260)
Realized gain (loss) on investments	(3,272)	-	9,162	11,570	332,332	(719,881)	(562,654)	(621,993)
Change in unrealized gain (loss) on investments	9,236	-	117,206	2,172	3,718,699	8,387,950	4,388,443	2,514,192
Reinvested capital gains	-	-	32,955	55,785	2,039,549	2,836,116	500,330	1,771,461

Net increase (decrease) in contract owners’ equity resulting from operations	4,869	-	168,131	77,331	5,491,452	10,130,875	4,076,271	3,453,400

Equity transactions:
Purchase payments received from contract owners (note 3)	771,083	-	661,513	283,833	7,709,495	6,175,981	4,465,145	4,101,390
Transfers between funds	1,017,761	-	(72,011)	(72,012)	(5,686,042)	13,689,852	(1,095,922)	1,218,348
Redemptions (note 3)	(37,357)	-	(47,252)	(70,576)	(3,475,001)	(2,612,353)	(1,948,433)	(1,863,082)
Annuity benefits	-	-	-	-	(990)	(818)	(878)	(789)
Contract maintenance charges (note 2)	(3)	-	(1,835)	(2,734)	(136,603)	(105,946)	(75,445)	(62,724)
Contingent deferred sales charges (note 2)	-	-	-	-	(23,951)	(10,492)	(10,611)	(7,350)
Adjustments to maintain reserves	(26)	-	4	(35)	(772)	(1,200)	(153)	1,773

Net equity transactions	1,751,458	-	540,419	138,476	(1,613,864)	17,135,024	1,333,703	3,387,566

Net change in contract owners’ equity	1,756,327	-	708,550	215,807	3,877,588	27,265,899	5,409,974	6,840,966
Contract owners’ equity beginning of period	-	-	851,827	636,020	56,951,089	29,685,190	30,362,126	23,521,160

Contract owners’ equity end of period	$1,756,327	-	1,560,377	851,827	60,828,677	56,951,089	35,772,100	30,362,126

CHANGES IN UNITS:
Beginning units	-	-	57,268	48,681	3,789,125	2,546,750	2,569,957	2,257,127
Units purchased	184,998	-	47,276	19,884	1,748,709	2,196,506	615,485	810,910
Units redeemed	(12,700)	-	(11,819)	(11,297)	(1,860,322)	(954,131)	(510,362)	(498,080)

Ending units	172,298	-	92,725	57,268	3,677,512	3,789,125	2,675,080	2,569,957

	DVSCS		DSIF		DSIFS		DSRG
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(633,493)	(420,553)	828,657	1,446,440	(25,220)	398,783	(62,384)	(2,855)
Realized gain (loss) on investments	8,083,550	3,225,136	11,106,816	8,904,453	9,908,673	8,200,215	2,271,253	2,249,864
Change in unrealized gain (loss) on investments	(2,914,595)	7,494,776	23,609,744	2,612,648	12,238,057	(547,935)	208,497	(2,840,763)
Reinvested capital gains	3,634,362	6,785,156	5,377,670	7,587,750	3,445,090	4,926,559	2,568,222	3,752,342

Net increase (decrease) in contract owners’ equity resulting from operations	8,169,824	17,084,515	40,922,887	20,551,291	25,566,600	12,977,622	4,985,588	3,158,588

Equity transactions:
Purchase payments received from contract owners (note 3)	845,457	1,434,704	3,272,011	2,072,789	1,163,920	1,728,647	721,453	364,521
Transfers between funds	(7,742,968)	2,063,472	(446,557)	(1,943,821)	(8,610,465)	(4,072,800)	(757,802)	(909,932)
Redemptions (note 3)	(9,657,526)	(7,336,348)	(26,197,372)	(24,346,120)	(11,757,659)	(12,319,629)	(4,703,947)	(4,168,028)
Annuity benefits	(906)	(764)	(65,480)	(58,044)	(2,249)	(2,752)	(3,768)	(3,426)
Contract maintenance charges (note 2)	(263,827)	(280,187)	(86,878)	(93,795)	(450,811)	(462,266)	(22,175)	(24,050)
Contingent deferred sales charges (note 2)	(12,366)	(10,065)	(5,870)	(5,251)	(34,938)	(36,652)	(363)	(4,528)
Adjustments to maintain reserves	(954)	(1,130)	(3,776)	2,512	(530)	(7,814)	640	580

Net equity transactions	(16,833,090)	(4,130,318)	(23,533,922)	(24,371,730)	(19,692,732)	(15,173,266)	(4,765,962)	(4,744,863)

Net change in contract owners’ equity	(8,663,266)	12,954,197	17,388,965	(3,820,439)	5,873,868	(2,195,644)	219,626	(1,586,275)
Contract owners’ equity beginning of period	89,226,981	76,272,784	216,013,716	219,834,155	141,953,285	144,148,929	37,862,359	39,448,634

Contract owners’ equity end of period	$80,563,715	89,226,981	233,402,681	216,013,716	147,827,153	141,953,285	38,081,985	37,862,359

CHANGES IN UNITS:
Beginning units	2,464,385	2,597,922	4,105,599	4,605,478	5,448,421	6,053,900	917,419	1,041,694
Units purchased	201,954	399,901	126,051	111,474	314,965	681,206	19,857	12,085
Units redeemed	(649,961)	(533,438)	(531,162)	(611,353)	(1,021,833)	(1,286,685)	(125,847)	(136,360)

Ending units	2,016,378	2,464,385	3,700,488	4,105,599	4,741,553	5,448,421	811,429	917,419

	DCAP		DCAPS		DVDLS		DGI
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$2,689	77,449	(450,148)	(138,387)	(11,638)	(11,446)	(78,640)	(15,807)
Realized gain (loss) on investments	450,783	768,401	1,553,433	2,144,770	17,796	83,721	487,336	249,989
Change in unrealized gain (loss) on investments	2,019,971	(3,122,970)	8,044,569	(11,251,935)	168,356	(60,440)	1,246,440	(716,575)
Reinvested capital gains	3,215,408	3,802,682	13,373,262	14,948,478	9,603	76,350	587,668	1,514,239

Net increase (decrease) in contract owners’ equity resulting from operations	5,688,851	1,525,562	22,521,116	5,702,926	184,117	88,185	2,242,804	1,031,846

Equity transactions:
Purchase payments received from contract owners (note 3)	297,046	199,319	737,776	2,102,209	5,671	4,663	218,150	144,356
Transfers between funds	(472,026)	(2,037,875)	(8,184,354)	(6,773,540)	87,787	(177,010)	57,865	(282,507)
Redemptions (note 3)	(2,847,339)	(2,905,015)	(7,952,042)	(7,336,810)	(80,930)	(82,092)	(1,341,114)	(1,626,360)
Annuity benefits	(1,733)	(1,538)	-	-	(191)	(165)	(717)	(633)
Contract maintenance charges (note 2)	(8,242)	(9,219)	(693,844)	(689,093)	(151)	(150)	(6,358)	(6,517)
Contingent deferred sales charges (note 2)	(420)	(1,341)	(21,431)	(28,593)	-	(216)	(46)	(202)
Adjustments to maintain reserves	(3,429)	(982)	(1,086)	(785)	(71)	(26)	(85)	2,210

Net equity transactions	(3,036,143)	(4,756,651)	(16,114,981)	(12,726,612)	12,115	(254,996)	(1,072,305)	(1,769,653)

Net change in contract owners’ equity	2,652,708	(3,231,089)	6,406,135	(7,023,686)	196,232	(166,811)	1,170,499	(737,807)
Contract owners’ equity beginning of period	23,575,969	26,807,058	97,160,288	104,183,974	799,650	966,461	12,947,105	13,684,912

Contract owners’ equity end of period	$26,228,677	23,575,969	103,566,423	97,160,288	995,882	799,650	14,117,604	12,947,105

CHANGES IN UNITS:
Beginning units	997,558	1,207,976	4,453,762	5,048,905	35,835	50,639	536,200	615,539
Units purchased	22,052	20,176	208,411	292,532	9,210	28,848	17,433	10,129
Units redeemed	(136,454)	(230,594)	(867,759)	(887,675)	(7,491)	(43,652)	(58,784)	(89,468)

Ending units	883,156	997,558	3,794,414	4,453,762	37,554	35,835	494,849	536,200

	ETVFR		FCA2S		FQB		FQBS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$860,719	596,740	(912)	349	120,920	160,761	275,566	412,587
Realized gain (loss) on investments	267,561	(670,032)	(9,577)	(32,737)	(24,488)	(36,280)	14,125	95,118
Change in unrealized gain (loss) on investments	(228,945)	2,219,972	62,948	(12,777)	66,683	57,456	130,889	(33,575)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	899,335	2,146,680	52,459	(45,165)	163,115	181,937	420,580	474,130

Equity transactions:
Purchase payments received from contract owners (note 3)	10,499,895	7,619,852	16	1,401	75,390	133,194	270,637	256,312
Transfers between funds	3,617,639	14,210,382	(9,029)	(35,355)	123,638	64,285	2,349,796	(632,575)
Redemptions (note 3)	(4,118,708)	(4,335,009)	(30,608)	(95,137)	(638,042)	(1,319,905)	(2,671,396)	(3,525,195)
Annuity benefits	(199)	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(2,185)	(1,492)	(70)	(81)	(1,753)	(2,062)	(10,366)	(10,926)
Contingent deferred sales charges (note 2)	(21,684)	(5,132)	(125)	-	(217)	(231)	(167)	(964)
Adjustments to maintain reserves	8,583	(233)	(73)	(42)	(83)	(48)	(293)	(328)

Net equity transactions	9,983,341	17,488,368	(39,889)	(129,214)	(441,067)	(1,124,767)	(61,789)	(3,913,676)

Net change in contract owners’ equity	10,882,676	19,635,048	12,570	(174,379)	(277,952)	(942,830)	358,791	(3,439,546)
Contract owners’ equity beginning of period	44,989,788	25,354,740	605,853	780,232	6,315,618	7,258,448	18,716,854	22,156,400

Contract owners’ equity end of period	$55,872,464	44,989,788	618,423	605,853	6,037,666	6,315,618	19,075,645	18,716,854

CHANGES IN UNITS:
Beginning units	4,327,808	2,619,558	43,051	52,107	400,313	471,546	1,344,546	1,625,167
Units purchased	2,040,430	4,482,578	210	708	28,377	29,155	238,006	90,014
Units redeemed	(1,090,161)	(2,774,328)	(3,010)	(9,764)	(56,003)	(100,388)	(242,744)	(370,635)

Ending units	5,278,077	4,327,808	40,251	43,051	372,687	400,313	1,339,808	1,344,546

	FEIP		FVSS2		FHIP		FAMP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$1,022,552	2,768,472	(11,366)	(33,612)	1,752,475	1,810,358	521,380	105,155
Realized gain (loss) on investments	(5,348,009)	(9,488,260)	408,437	704,996	976,071	1,824,027	19,791	481,607
Change in unrealized gain (loss) on investments	30,975,742	32,964,682	(873,156)	(216,013)	(217,959)	2,090,642	178,325	(3,534,162)
Reinvested capital gains	6,368,540	19,084,179	1,465,167	-	-	-	11,536,360	4,683,835

Net increase (decrease) in contract owners’ equity resulting from operations	33,018,825	45,329,073	989,082	455,371	2,510,587	5,725,027	12,255,856	1,736,435

Equity transactions:
Purchase payments received from contract owners (note 3)	3,766,465	3,364,951	43,607	73,783	433,859	582,156	858,690	1,087,275
Transfers between funds	(4,578,881)	(3,594,792)	(161,624)	(294,957)	(966,035)	118,100	(1,506,240)	(1,327,465)
Redemptions (note 3)	(35,231,684)	(30,462,284)	(486,525)	(685,534)	(5,398,274)	(4,920,548)	(11,202,553)	(12,316,382)
Annuity benefits	(60,280)	(60,382)	(4,136)	(3,648)	(5,567)	(6,048)	(12,342)	(11,933)
Contract maintenance charges (note 2)	(111,313)	(121,078)	(611)	(685)	(17,095)	(19,126)	(49,571)	(55,775)
Contingent deferred sales charges (note 2)	(5,214)	(5,567)	(80)	(42)	(2,982)	(918)	(831)	(1,177)
Adjustments to maintain reserves	(46)	(27,185)	(164)	(54)	496	(3,989)	373	4,714

Net equity transactions	(36,220,953)	(30,906,337)	(609,533)	(911,137)	(5,955,598)	(4,250,373)	(11,912,474)	(12,620,743)

Net change in contract owners’ equity	(3,202,128)	14,422,736	379,549	(455,766)	(3,445,011)	1,474,654	343,382	(10,884,308)
Contract owners’ equity beginning of period	310,633,191	296,210,455	6,013,219	6,468,985	47,301,482	45,826,828	102,294,439	113,178,747

Contract owners’ equity end of period	$307,431,063	310,633,191	6,392,768	6,013,219	43,856,471	47,301,482	102,637,821	102,294,439

CHANGES IN UNITS:
Beginning units	4,425,270	4,910,640	185,111	214,890	1,334,870	1,461,345	2,380,437	2,678,898
Units purchased	60,857	88,198	3,746	9,586	28,203	95,319	22,219	28,476
Units redeemed	(542,372)	(573,568)	(21,210)	(39,365)	(188,185)	(221,794)	(283,024)	(326,937)

Ending units	3,943,755	4,425,270	167,647	185,111	1,174,888	1,334,870	2,119,632	2,380,437

	FB2		FNRS2		FEI2		FF10S
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$358,166	706,640	(181,275)	(906,161)	(210,402)	1,752,863	5,270	94
Realized gain (loss) on investments	388,960	10,654	(3,517,049)	174,154	12,579,307	(3,076,011)	98,092	195,205
Change in unrealized gain (loss) on investments	20,629,995	577,919	(1,860,143)	24,132,408	12,745,746	24,579,660	320,905	(112,435)
Reinvested capital gains	5,165,714	38,775	44,293	-	6,420,169	17,609,015	98,562	126,437

Net increase (decrease) in contract owners’ equity resulting from operations	26,542,835	1,333,988	(5,514,174)	23,400,401	31,534,820	40,865,527	522,829	209,301

Equity transactions:
Purchase payments received from contract owners (note 3)	177,040,664	78,303,972	6,602,108	9,360,587	16,822,600	18,382,858	47,663	205,605
Transfers between funds	12,670,416	19,487,133	(10,778,110)	13,482,593	(11,031,267)	(7,131,472)	458,861	(258,862)
Redemptions (note 3)	(4,395,441)	(947,970)	(7,232,378)	(8,962,116)	(23,337,979)	(18,342,151)	(976,369)	(810,928)
Annuity benefits	-	-	(6,738)	(6,411)	(3,060)	(2,787)	(10,034)	(9,563)
Contract maintenance charges (note 2)	(1,296,880)	(31,542)	(7,690)	(8,610)	(1,208,582)	(1,181,233)	(1,416)	(1,628)
Contingent deferred sales charges (note 2)	(65,238)	(3,790)	(45,480)	(58,408)	(95,047)	(65,801)	(595)	(117)
Adjustments to maintain reserves	(237)	(84)	(698)	(8,446)	(1,414)	(1,123)	7,468	5,166

Net equity transactions	183,953,284	96,807,719	(11,468,986)	13,799,189	(18,854,749)	(8,341,709)	(474,422)	(870,327)

Net change in contract owners’ equity	210,496,119	98,141,707	(16,983,160)	37,199,590	12,680,071	32,523,818	48,407	(661,026)
Contract owners’ equity beginning of period	98,141,707	-	105,272,799	68,073,209	298,275,508	265,751,690	4,860,743	5,521,769

Contract owners’ equity end of period	$308,637,826	98,141,707	88,289,639	105,272,799	310,955,579	298,275,508	4,909,150	4,860,743

CHANGES IN UNITS:
Beginning units	9,413,350	-	6,156,581	5,226,773	12,175,654	12,561,654	332,315	392,304
Units purchased	18,272,233	9,607,762	1,225,870	2,417,999	1,479,837	1,617,323	43,136	75,762
Units redeemed	(1,839,799)	(194,412)	(1,994,836)	(1,488,191)	(2,204,741)	(2,003,323)	(74,485)	(135,751)

Ending units	25,845,784	9,413,350	5,387,615	6,156,581	11,450,750	12,175,654	300,966	332,315

	FF10S2		FF20S		FF20S2		FF30S
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(418,103)	(387,151)	6,201	10,577	(960,834)	(892,315)	9,690	8,949
Realized gain (loss) on investments	5,156,643	3,842,859	502,981	249,536	13,129,921	9,182,933	242,883	164,461
Change in unrealized gain (loss) on investments	16,141,894	(482,711)	545,844	(130,611)	37,267,157	(4,025,822)	1,397,908	(58,110)
Reinvested capital gains	5,002,048	5,110,333	269,572	314,764	12,796,145	14,214,693	413,331	385,128

Net increase (decrease) in contract owners’ equity resulting from operations	25,882,482	8,083,330	1,324,598	444,266	62,232,389	18,479,489	2,063,812	500,428

Equity transactions:
Purchase payments received from contract owners (note 3)	17,100,018	24,358,359	437,109	244,221	6,779,858	7,475,721	779,922	429,595
Transfers between funds	(5,022,791)	415,987	595,687	750,653	(5,884,688)	(5,558,095)	1,179,528	114,701
Redemptions (note 3)	(15,906,023)	(13,348,686)	(2,459,111)	(1,823,481)	(34,021,587)	(26,393,793)	(907,066)	(656,747)
Annuity benefits	(7,665)	(7,335)	-	-	(5,446)	(4,641)	-	-
Contract maintenance charges (note 2)	(2,735,259)	(2,479,086)	(3,662)	(3,697)	(4,822,893)	(4,762,238)	(4,603)	(4,761)
Contingent deferred sales charges (note 2)	(149,840)	(89,522)	(2,640)	(2,280)	(140,148)	(152,658)	(3,868)	(5,693)
Adjustments to maintain reserves	1,249	1,015	(99)	(54)	(1,311)	(3,128)	(60)	(77)

Net equity transactions	(6,720,311)	8,850,732	(1,432,716)	(834,638)	(38,096,215)	(29,398,832)	1,043,853	(122,982)

Net change in contract owners’ equity	19,162,171	16,934,062	(108,118)	(390,372)	24,136,174	(10,919,343)	3,107,665	377,446
Contract owners’ equity beginning of period	235,671,755	218,737,693	9,578,552	9,968,924	442,357,743	453,277,086	10,286,080	9,908,634

Contract owners’ equity end of period	$254,833,926	235,671,755	9,470,434	9,578,552	466,493,917	442,357,743	13,393,745	10,286,080

CHANGES IN UNITS:
Beginning units	15,269,426	14,703,373	661,082	720,167	27,398,493	29,292,814	696,503	705,477
Units purchased	1,617,874	2,726,203	87,881	101,596	1,176,640	1,303,923	141,806	67,955
Units redeemed	(2,055,694)	(2,160,150)	(180,333)	(160,681)	(3,376,540)	(3,198,244)	(77,921)	(76,929)

Ending units	14,831,606	15,269,426	568,630	661,082	25,198,593	27,398,493	760,388	696,503

	FF30S2		FGI2		FGP		FG2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(304,097)	(260,636)	16,832	841,030	(4,053,357)	(4,273,022)	(4,838,318)	(4,284,193)
Realized gain (loss) on investments	1,684,923	1,405,391	1,362,102	16,501	24,376,628	16,930,710	15,874,492	16,788,235
Change in unrealized gain (loss) on investments	7,374,038	(814,304)	22,152,210	4,025,814	56,782,685	(48,255,686)	53,907,843	(42,919,878)
Reinvested capital gains	2,291,086	2,371,567	3,537,375	-	26,274,071	32,918,908	22,095,764	26,433,334

Net increase (decrease) in contract owners’ equity resulting from operations	11,045,950	2,702,018	27,068,519	4,883,345	103,380,027	(2,679,090)	87,039,781	(3,982,502)

Equity transactions:
Purchase payments received from contract owners (note 3)	5,184,093	4,230,507	150,918,584	64,968,489	3,845,730	4,002,527	30,238,979	26,861,184
Transfers between funds	1,490,649	(4,007,441)	7,221,876	14,468,231	(647,477)	(6,479,308)	7,160,427	(30,759,229)
Redemptions (note 3)	(5,732,096)	(4,158,169)	(3,357,664)	(449,532)	(41,619,855)	(32,270,584)	(23,493,686)	(16,769,787)
Annuity benefits	(1,711)	(1,545)	-	-	(68,395)	(71,932)	(2,322)	(1,899)
Contract maintenance charges (note 2)	(5,287)	(5,575)	(1,127,666)	(27,869)	(158,287)	(166,996)	(1,129,777)	(1,019,577)
Contingent deferred sales charges (note 2)	(12,727)	(18,643)	(53,483)	(3,397)	(6,832)	(4,158)	(150,156)	(86,818)
Adjustments to maintain reserves	(707)	(1,022)	(358)	(38)	(10,806)	(42,902)	(1,424)	(1,039)

Net equity transactions	922,214	(3,961,888)	153,601,289	78,955,884	(38,665,922)	(35,033,353)	12,622,041	(21,777,165)

Net change in contract owners’ equity	11,968,164	(1,259,870)	180,669,808	83,839,229	64,714,105	(37,712,443)	99,661,822	(25,759,667)
Contract owners’ equity beginning of period	59,123,656	60,383,526	83,839,229	-	322,915,468	360,627,911	263,972,132	289,731,799

Contract owners’ equity end of period	$71,091,820	59,123,656	264,509,037	83,839,229	387,629,573	322,915,468	363,633,954	263,972,132

CHANGES IN UNITS:
Beginning units	3,573,631	3,821,754	7,451,209	-	3,707,233	4,110,706	10,698,404	11,626,758
Units purchased	506,123	432,485	15,021,616	7,748,794	85,537	71,466	2,904,082	2,469,689
Units redeemed	(472,033)	(680,608)	(2,038,149)	(297,585)	(451,974)	(474,939)	(2,472,719)	(3,398,043)

Ending units	3,607,721	3,573,631	20,434,676	7,451,209	3,340,796	3,707,233	11,129,767	10,698,404

	FIGBS		FIGBP2		FMCS		FMC2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$137,032	128,086	4,978,092	3,381,370	(129,909)	(170,030)	(2,912,205)	(3,145,376)
Realized gain (loss) on investments	(38,443)	(63,681)	49,840	138,477	140,206	(162,950)	12,851,196	6,245,524
Change in unrealized gain (loss) on investments	228,369	437,157	4,531,188	4,079,123	2,398,325	944,907	24,638,560	5,839,661
Reinvested capital gains	64,864	7,506	1,966,219	159,486	857,988	1,214,252	12,883,237	16,287,717

Net increase (decrease) in contract owners’ equity resulting from operations	391,822	509,068	11,525,339	7,758,456	3,266,610	1,826,179	47,460,788	25,227,526

Equity transactions:
Purchase payments received from contract owners (note 3)	386,050	386,658	171,683,110	85,629,053	352,874	369,489	7,984,322	14,692,465
Transfers between funds	1,098,051	(167,435)	41,191,004	17,225,001	(252,504)	(1,567,500)	(13,080,260)	(10,591,060)
Redemptions (note 3)	(2,273,318)	(1,996,248)	(34,082,256)	(32,753,144)	(1,887,680)	(2,628,303)	(23,794,059)	(21,917,297)
Annuity benefits	(7,843)	(8,000)	(17,157)	(16,888)	(2,417)	(2,122)	(24,060)	(21,104)
Contract maintenance charges (note 2)	(4,590)	(5,447)	(3,690,571)	(2,401,100)	(5,292)	(5,795)	(1,357,120)	(1,334,216)
Contingent deferred sales charges (note 2)	(1,247)	(830)	(133,173)	(73,606)	(1,894)	(1,844)	(80,270)	(65,968)
Adjustments to maintain reserves	(106)	(100)	(4,502)	(1,045)	(1,638)	(6,944)	(1,676)	(1,144)

Net equity transactions	(803,003)	(1,791,402)	174,946,455	67,608,271	(1,798,551)	(3,843,019)	(30,353,123)	(19,238,324)

Net change in contract owners’ equity	(411,181)	(1,282,334)	186,471,794	75,366,727	1,468,059	(2,016,840)	17,107,665	5,989,202
Contract owners’ equity beginning of period	14,237,181	15,519,515	396,682,666	321,315,939	18,154,107	20,170,947	268,513,832	262,524,630

Contract owners’ equity end of period	$13,826,000	14,237,181	583,154,460	396,682,666	19,622,166	18,154,107	285,621,497	268,513,832

CHANGES IN UNITS:
Beginning units	976,988	1,099,872	27,826,362	23,352,303	1,019,717	1,253,696	6,995,968	7,545,203
Units purchased	149,689	117,608	16,019,623	11,128,987	59,011	55,144	428,434	721,904
Units redeemed	(203,034)	(240,492)	(4,355,264)	(6,654,928)	(153,553)	(289,123)	(1,148,148)	(1,271,139)

Ending units	923,643	976,988	39,490,721	27,826,362	925,175	1,019,717	6,276,254	6,995,968

	FOP		FO2		FVSS		FRESS2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$45,558	33,025	(303,619)	(237,735)	2,299	(14,129)	16,919	6,999
Realized gain (loss) on investments	(798,318)	(1,768,131)	(48,565)	(1,194,090)	253,203	329,306	(2,235)	12,132
Change in unrealized gain (loss) on investments	14,803,954	(2,201,865)	22,550,842	(4,569,151)	(620,051)	23,600	(27,332)	(483)
Reinvested capital gains	52,068	92,405	88,127	143,989	1,105,620	-	47,857	7,975

Net increase (decrease) in contract owners’ equity resulting from operations	14,103,262	(3,844,566)	22,286,785	(5,856,987)	741,071	338,777	35,209	26,623

Equity transactions:
Purchase payments received from contract owners (note 3)	441,058	565,878	6,574,003	5,864,492	56,719	93,526	925,097	142,878
Transfers between funds	(922,213)	(1,132,421)	478,654	(657,360)	(35,628)	(168,095)	494,549	79,061
Redemptions (note 3)	(5,839,544)	(6,646,012)	(7,695,525)	(6,123,376)	(651,718)	(501,261)	(104,916)	(127,738)
Annuity benefits	(5,448)	(5,362)	(1,234)	(1,097)	-	-	-	-
Contract maintenance charges (note 2)	(23,667)	(26,690)	(554,612)	(504,795)	(1,536)	(1,644)	(21)	-
Contingent deferred sales charges (note 2)	(1,639)	(1,631)	(40,340)	(23,733)	(142)	(162)	-	-
Adjustments to maintain reserves	(3,510)	(4,681)	(536)	(942)	(94)	(61)	(41)	(21)

Net equity transactions	(6,354,963)	(7,250,919)	(1,239,590)	(1,446,811)	(632,399)	(577,697)	1,314,668	94,180

Net change in contract owners’ equity	7,748,299	(11,095,485)	21,047,195	(7,303,798)	108,672	(238,920)	1,349,877	120,803
Contract owners’ equity beginning of period	52,080,321	63,175,806	80,364,230	87,668,028	4,535,225	4,774,145	844,472	723,669

Contract owners’ equity end of period	$59,828,620	52,080,321	101,411,425	80,364,230	4,643,897	4,535,225	2,194,349	844,472

CHANGES IN UNITS:
Beginning units	1,852,149	2,102,387	3,994,427	4,070,933	194,874	221,601	67,558	60,710
Units purchased	47,461	33,894	799,401	683,422	8,233	13,743	122,709	27,340
Units redeemed	(246,640)	(284,132)	(850,310)	(759,928)	(33,523)	(40,470)	(14,880)	(20,492)

Ending units	1,652,970	1,852,149	3,943,518	3,994,427	169,584	194,874	175,387	67,558

	FTVIS2		FTVRD2		FTVSV2		FTVMD2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$6,737,777	7,744,079	21,899	(34,715)	(951,530)	(651,406)	13,221	9,874
Realized gain (loss) on investments	2,843,926	3,017,875	2,026,164	1,555,875	5,990,183	5,673,558	(11,915)	(17,228)
Change in unrealized gain (loss) on investments	10,641,248	16,549,422	3,006,154	(974,910)	(3,641,855)	4,836,336	17,905	31,972
Reinvested capital gains	-	-	1,340,716	4,620,222	6,948,289	14,729,854	56,102	61,980

Net increase (decrease) in contract owners’ equity resulting from operations	20,222,951	27,311,376	6,394,933	5,166,472	8,345,087	24,588,342	75,313	86,598

Equity transactions:
Purchase payments received from contract owners (note 3)	13,621,115	18,304,394	507,572	402,420	508,339	752,242	263,357	85,527
Transfers between funds	(5,282,424)	5,062,039	(1,443,645)	(1,357,685)	(6,639,037)	(3,784,416)	72,339	30,223
Redemptions (note 3)	(25,592,492)	(23,725,648)	(6,024,549)	(6,356,081)	(11,403,611)	(10,579,925)	(69,167)	(63,949)
Annuity benefits	(6,501)	(4,554)	(6,661)	(5,964)	(5,329)	(4,359)	-	-
Contract maintenance charges (note 2)	(14,207)	(15,144)	(2,645)	(3,020)	(446,745)	(467,411)	(1,315)	(1,949)
Contingent deferred sales charges (note 2)	(69,777)	(63,714)	(944)	(5,007)	(16,026)	(13,097)	-	-
Adjustments to maintain reserves	(878)	(547)	(552)	(340)	943	(1,324)	(22)	(21)

Net equity transactions	(17,345,164)	(443,174)	(6,971,424)	(7,325,677)	(18,001,466)	(14,098,290)	265,192	49,831

Net change in contract owners’ equity	2,877,787	26,868,202	(576,491)	(2,159,205)	(9,656,379)	10,490,052	340,505	136,429
Contract owners’ equity beginning of period	261,657,476	234,789,274	37,525,429	39,684,634	107,244,311	96,754,259	778,908	642,479
Contract owners’ equity end of period	$264,535,263	261,657,476	36,948,938	37,525,429	97,587,932	107,244,311	1,119,413	778,908

CHANGES IN UNITS:
Beginning units	17,118,771	17,158,069	1,368,599	1,656,734	2,890,770	3,333,199	60,134	55,378
Units purchased	1,716,926	3,406,636	26,907	53,157	175,573	359,476	27,013	12,894
Units redeemed	(2,787,859)	(3,445,934)	(261,090)	(341,292)	(656,556)	(801,905)	(7,233)	(8,138)

Ending units	16,047,838	17,118,771	1,134,416	1,368,599	2,409,787	2,890,770	79,914	60,134

	FTVDM2		TIF2		FTVGI2		FTVFA2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(58,793)	(65,442)	427,806	202,922	(1,869,670)	(1,867,129)	1,017,801	1,985,628
Realized gain (loss) on investments	(281,905)	(1,013,875)	(1,521,452)	(2,781,888)	(1,282,898)	(4,010,723)	986,395	(3,582,643)
Change in unrealized gain (loss) on investments	4,379,801	2,486,801	6,576,105	3,957,315	3,171,964	7,131,151	3,266,244	8,205,441
Reinvested capital gains	-	-	-	719,684	382,081	101,315	4,139,331	2,928,311

Net increase (decrease) in contract owners’ equity resulting from operations	4,039,103	1,407,484	5,482,459	2,098,033	401,477	1,354,614	9,409,771	9,536,737

Equity transactions:
Purchase payments received from contract owners (note 3)	103,556	80,362	227,964	491,499	8,092,557	7,221,727	4,280,597	5,964,075
Transfers between funds	1,877,249	(18,100)	(1,554,154)	(904,538)	2,572,645	(5,141,298)	879,256	(4,602,763)
Redemptions (note 3)	(1,205,224)	(1,163,459)	(5,702,347)	(5,732,744)	(10,599,001)	(11,769,147)	(6,115,582)	(7,578,078)
Annuity benefits	-	-	(2,387)	(2,181)	(15,081)	(14,074)	(669)	(599)
Contract maintenance charges (note 2)	(1,386)	(1,234)	(150,428)	(159,505)	(7,634)	(8,741)	(3,521)	(3,975)
Contingent deferred sales charges (note 2)	(162)	(1,833)	(2,898)	(3,009)	(30,630)	(45,800)	(27,576)	(34,897)
Adjustments to maintain reserves	(477)	(277)	(555)	(546)	(778)	(794)	(733)	(677)

Net equity transactions	773,556	(1,104,541)	(7,184,805)	(6,311,024)	12,078	(9,758,127)	(988,228)	(6,256,914)

Net change in contract owners’ equity	4,812,659	302,943	(1,702,346)	(4,212,991)	413,555	(8,403,513)	8,421,543	3,279,823
Contract owners’ equity beginning of period	9,987,139	9,684,196	39,219,062	43,432,053	117,838,147	126,241,660	92,661,802	89,381,979

Contract owners’ equity end of period	$14,799,798	9,987,139	37,516,716	39,219,062	118,251,702	117,838,147	101,083,345	92,661,802

CHANGES IN UNITS:
Beginning units	1,166,947	1,309,203	1,857,240	2,173,064	12,642,337	13,724,392	7,292,261	7,830,285
Units purchased	428,495	191,248	73,645	174,690	1,896,180	2,260,091	1,064,452	824,785
Units redeemed	(346,831)	(333,504)	(377,507)	(490,514)	(1,896,075)	(3,342,146)	(1,127,791)	(1,362,809)

Ending units	1,248,611	1,166,947	1,553,378	1,857,240	12,642,442	12,642,337	7,228,922	7,292,261

	FTVSI2		ACEG2		AVBV2		IVMCC2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$9,762	14,141	(77,944)	(65,656)	-	-	(207,052)	(243,477)
Realized gain (loss) on investments	(21,514)	(18,804)	220,063	428,314	-	-	(173,851)	(328,293)
Change in unrealized gain (loss) on investments	31,023	37,453	520,246	(801,101)	-	-	1,885,366	1,160,804
Reinvested capital gains	-	-	451,115	397,799	-	-	313,986	969,162

Net increase (decrease) in contract owners’ equity resulting from operations	19,271	32,790	1,113,480	(40,644)	-	-	1,818,449	1,558,196

Equity transactions:
Purchase payments received from contract owners (note 3)	154,503	117,496	15,087	38,610	24	1,558	111,943	188,221
Transfers between funds	125,786	(8,448)	1,132,438	(983,344)	(24)	(1,558)	(432,627)	(564,689)
Redemptions (note 3)	(227,638)	(71,545)	(617,528)	(549,667)	-	-	(753,225)	(873,947)
Annuity benefits	-	-	(231)	(193)	-	-	(5,988)	(3,247)
Contract maintenance charges (note 2)	-	-	(1,349)	(1,393)	-	-	(68,579)	(67,333)
Contingent deferred sales charges (note 2)	-	-	(321)	(100)	-	-	(4,413)	(5,890)
Adjustments to maintain reserves	(11)	(13)	(337)	(138)	-	-	(371)	(101)

Net equity transactions	52,640	37,490	527,759	(1,496,225)	-	-	(1,153,260)	(1,326,986)

Net change in contract owners’ equity	71,911	70,280	1,641,239	(1,536,869)	-	-	665,189	231,210
Contract owners’ equity beginning of period	502,582	432,302	3,902,095	5,438,964	-	-	14,787,289	14,556,079

Contract owners’ equity end of period	$574,493	502,582	5,543,334	3,902,095	-	-	15,452,478	14,787,289

CHANGES IN UNITS:
Beginning units	48,249	44,614	265,809	372,457	-	-	1,095,185	1,203,449
Units purchased	29,746	13,422	116,970	37,343	2	(314)	41,794	48,740
Units redeemed	(24,832)	(9,787)	(81,293)	(143,991)	(2)	314	(121,551)	(157,004)

Ending units	53,163	48,249	301,486	265,809	-	-	1,015,428	1,095,185

	IVKMG2		IVBRA1		JPMMV1		JABS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(258,710)	(256,155)	5,697	(84)	(74,720)	(62,882)	14,097	65,385
Realized gain (loss) on investments	1,071,689	797,255	(4,996)	(1,884)	476,581	391,366	198,911	192,093
Change in unrealized gain (loss) on investments	1,250,082	(2,525,240)	6,540	22,808	623,099	657,946	1,257,601	(76,736)
Reinvested capital gains	1,104,380	1,739,001	8,821	-	653,180	727,954	18,437	143,752

Net increase (decrease) in contract owners’ equity resulting from operations	3,167,441	(245,139)	16,062	20,840	1,678,140	1,714,384	1,489,046	324,494

Equity transactions:
Purchase payments received from contract owners (note 3)	61,113	133,221	-	2,199	215,037	306,801	363,497	211,314
Transfers between funds	(200,432)	(1,346,927)	(7,075)	(1,098)	(821,827)	1,219,276	240,423	(227,143)
Redemptions (note 3)	(2,000,467)	(1,699,972)	(48,722)	(6,599)	(1,321,143)	(1,756,635)	(1,273,149)	(1,090,530)
Annuity benefits	-	-	-	-	-	-	-	(3,064)
Contract maintenance charges (note 2)	(113,235)	(110,807)	-	-	(3,882)	(4,194)	(401)	(516)
Contingent deferred sales charges (note 2)	(4,208)	(4,480)	-	-	(1,737)	(215)	(305)	(1)
Adjustments to maintain reserves	(456)	(385)	5	(12)	(245)	(156)	2,648	(34,195)

Net equity transactions	(2,257,685)	(3,029,350)	(55,792)	(5,510)	(1,933,797)	(235,123)	(667,287)	(1,144,135)

Net change in contract owners’ equity	909,756	(3,274,489)	(39,730)	15,330	(255,657)	1,479,261	821,759	(819,641)
Contract owners’ equity beginning of period	15,980,455	19,254,944	209,603	194,273	14,855,704	13,376,443	9,339,607	10,159,248

Contract owners’ equity end of period	$16,890,211	15,980,455	169,873	209,603	14,600,047	14,855,704	10,161,366	9,339,607

CHANGES IN UNITS:
Beginning units	1,167,613	1,392,724	18,926	19,487	535,946	546,122	392,370	437,539
Units purchased	134,186	87,022	257	215	28,495	111,263	25,674	60,053
Units redeemed	(276,105)	(312,133)	(5,200)	(776)	(95,188)	(121,439)	(51,536)	(105,222)

Ending units	1,025,694	1,167,613	13,983	18,926	469,253	535,946	366,508	392,370

	JAMGS		JAFBS		JACAS		JAGTS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$120	554	553,506	454,720	(2,006,332)	(815,188)	(1,161,680)	(883,091)
Realized gain (loss) on investments	(2,111)	(2,997)	(38,309)	46,175	(4,863,896)	(1,094,409)	3,665,166	(211,774)
Change in unrealized gain (loss) on investments	71,399	6,531	375,779	(729,327)	32,403,045	(15,272,527)	24,926,432	5,069,743
Reinvested capital gains	22,780	16,802	-	-	7,622,810	17,371,993	5,498,162	2,126,440

Net increase (decrease) in contract owners’ equity resulting from operations	92,188	20,890	890,976	(228,432)	33,155,627	189,869	32,928,080	6,101,318

Equity transactions:
Purchase payments received from contract owners (note 3)	320,101	49,922	8,152,037	13,411,000	1,284,524	1,568,392	11,040,341	8,152,743
Transfers between funds	114,624	(86,645)	2,794,913	18,294,795	(6,146,130)	(10,778,063)	18,024,479	3,725,483
Redemptions (note 3)	(48,081)	(10,327)	(3,134,843)	(2,185,572)	(15,003,775)	(12,609,433)	(8,069,997)	(6,954,868)
Annuity benefits	-	-	(938)	-	(1,642)	-	(820)	(629)
Contract maintenance charges (note 2)	(81)	(171)	(401,878)	(243,155)	(671,171)	(649,700)	(6,287)	(4,952)
Contingent deferred sales charges (note 2)	-	-	(23,428)	(22,925)	(28,076)	(35,687)	(47,772)	(19,766)
Adjustments to maintain reserves	(19)	(9)	682	(371)	(4,092)	(6,862)	(787)	(660)

Net equity transactions	386,544	(47,230)	7,386,545	29,253,772	(20,570,362)	(22,511,353)	20,939,157	4,897,351

Net change in contract owners’ equity	478,732	(26,340)	8,277,521	29,025,340	12,585,265	(22,321,484)	53,867,237	10,998,669
Contract owners’ equity beginning of period	223,445	249,785	47,777,798	18,752,458	125,005,211	147,326,695	68,805,724	57,807,055

Contract owners’ equity end of period	$702,177	223,445	56,055,319	47,777,798	137,590,476	125,005,211	122,672,961	68,805,724

CHANGES IN UNITS:
Beginning units	14,228	17,758	4,859,004	1,919,575	5,035,118	5,899,324	5,095,862	4,891,607
Units purchased	24,716	3,391	1,670,517	4,210,570	426,392	595,935	3,803,880	2,487,611
Units redeemed	(3,622)	(6,921)	(932,037)	(1,271,141)	(1,115,394)	(1,460,141)	(2,383,389)	(2,283,356)

Ending units	35,322	14,228	5,597,484	4,859,004	4,346,116	5,035,118	6,516,353	5,095,862

	JAIGS		LZREMS		LOVTRC		M2IGSS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$30,773	1,592,428	106,320	(122,697)	341,749	238,087	(66,625)	(68,604)
Realized gain (loss) on investments	(2,351,849)	(8,609,147)	658,270	(1,309,702)	(82,561)	(20,538)	(72,057)	(109,363)
Change in unrealized gain (loss) on investments	13,519,548	1,656,141	8,272,544	5,253,077	118,343	(511,046)	1,250,513	(284,743)
Reinvested capital gains	-	1,277,125	-	-	-	42,909	313,256	701,323

Net increase (decrease) in contract owners’ equity resulting from operations	11,198,472	(4,083,453)	9,037,134	3,820,678	377,531	(250,588)	1,425,087	238,613

Equity transactions:
Purchase payments received from contract owners (note 3)	561,855	1,419,251	9,774,498	6,369,977	10,999,764	5,435,799	43,625	100,235
Transfers between funds	(393,748)	(2,816,761)	(3,031,202)	12,272,295	5,726,281	6,343,978	(818,741)	317,553
Redemptions (note 3)	(5,155,735)	(6,349,418)	(2,335,627)	(3,336,804)	(1,147,511)	(221,207)	(531,246)	(713,127)
Annuity benefits	(10,156)	(8,998)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(7,903)	(9,214)	(1,337)	(1,233)	(98,746)	(11,429)	(480)	(586)
Contingent deferred sales charges (note 2)	(14,390)	(29,854)	(17,165)	(45,990)	(6,192)	(1,290)	(30)	(78)
Adjustments to maintain reserves	(1,125)	(694)	(598)	(416)	(284)	(29)	(239)	(128)

Net equity transactions	(5,021,202)	(7,795,688)	4,388,569	15,257,829	15,473,312	11,545,822	(1,307,111)	(296,131)

Net change in contract owners’ equity	6,177,270	(11,879,141)	13,425,703	19,078,507	15,850,843	11,295,234	117,976	(57,518)
Contract owners’ equity beginning of period	39,379,854	51,258,995	35,091,210	16,012,703	11,295,234	-	6,098,868	6,156,386

Contract owners’ equity end of period	$45,557,124	39,379,854	48,516,913	35,091,210	27,146,077	11,295,234	6,216,844	6,098,868

CHANGES IN UNITS:
Beginning units	2,427,421	2,950,471	4,087,331	2,211,426	1,134,112	-	601,619	633,135
Units purchased	401,365	405,572	2,242,353	3,408,513	1,988,321	1,404,911	26,487	88,915
Units redeemed	(639,528)	(928,622)	(1,848,998)	(1,532,608)	(461,782)	(270,799)	(142,490)	(120,431)

Ending units	2,189,258	2,427,421	4,480,686	4,087,331	2,660,651	1,134,112	485,616	601,619

	MNDSC		MVUSC		MVFSC		MVIVSC
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(484,938)	(410,285)	5,925	4,063	700,208	1,294,762	(642,394)	(902,270)
Realized gain (loss) on investments	(784,578)	(1,074,907)	(5,532)	(5,371)	24,622,547	16,241,744	8,494,585	5,049,046
Change in unrealized gain (loss) on investments	7,124,208	2,026,483	20,168	12,019	17,306,027	(5,644,373)	50,158,403	(4,607,125)
Reinvested capital gains	605,596	1,260,284	-	3,044	16,169,518	31,270,320	257,308	5,100,115

Net increase (decrease) in contract owners’ equity resulting from operations	6,460,288	1,801,575	20,561	13,755	58,798,300	43,162,453	58,267,902	4,639,766

Equity transactions:
Purchase payments received from contract owners (note 3)	2,366,493	3,033,973	17,500	12,030	20,322,373	19,888,706	22,731,422	21,546,028
Transfers between funds	4,967,571	(1,148,923)	(3,635)	553	(13,073,965)	9,002,469	12,486,084	4,768,311
Redemptions (note 3)	(1,776,128)	(1,323,850)	-	(11,549)	(37,680,801)	(32,213,522)	(16,719,275)	(13,828,503)
Annuity benefits	-	-	-	-	(17,850)	(15,653)	(1,591)	(1,453)
Contract maintenance charges (note 2)	(88,151)	(76,678)	-	-	(2,073,173)	(2,026,270)	(1,462,012)	(1,253,142)
Contingent deferred sales charges (note 2)	(10,437)	(7,617)	-	-	(95,527)	(86,506)	(73,198)	(60,761)
Adjustments to maintain reserves	(803)	(511)	(7)	(13)	(1,408)	(1,052)	(1,439)	(1,315)

Net equity transactions	5,458,545	476,394	13,858	1,021	(32,620,351)	(5,451,828)	16,959,991	11,169,165

Net change in contract owners’ equity	11,918,833	2,277,969	34,419	14,776	26,177,949	37,710,625	75,227,893	15,808,931
Contract owners’ equity beginning of period	26,229,003	23,951,034	148,800	134,024	396,385,607	358,674,982	224,182,054	208,373,123

Contract owners’ equity end of period	$38,147,836	26,229,003	183,219	148,800	422,563,556	396,385,607	299,409,947	224,182,054

CHANGES IN UNITS:
Beginning units	1,975,791	1,931,535	13,452	13,406	13,487,674	13,646,938	14,144,359	13,447,782
Units purchased	785,601	467,281	2,966	2,131	1,357,463	2,415,827	3,577,070	3,303,139
Units redeemed	(453,012)	(423,025)	(1,874)	(2,085)	(2,379,931)	(2,575,091)	(2,589,827)	(2,606,562)

Ending units	2,308,380	1,975,791	14,544	13,452	12,465,206	13,487,674	15,131,602	14,144,359

	MSGI2		MSVFI		MSVF2		MSEM
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$86,380	21,457	44,711	14,838	150,678	18,629	71,810	79,138
Realized gain (loss) on investments	(5,832)	(49,992)	12,957	1,612	108,367	215,171	14,938	6,155
Change in unrealized gain (loss) on investments	481,092	(76,485)	54,664	79,878	194,022	240,125	55,417	77,589
Reinvested capital gains	613,659	267,440	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,175,299	162,420	112,332	96,328	453,067	473,925	142,165	162,882

Equity transactions:
Purchase payments received from contract owners (note 3)	2,463,363	2,017,215	203,980	15,264	236,492	367,966	-	-
Transfers between funds	1,598,794	5,893,493	345,580	305,945	508,438	(260,489)	(23,958)	(87,113)
Redemptions (note 3)	(961,869)	(378,120)	(408,837)	(302,215)	(1,245,858)	(1,496,416)	(160,651)	(130,850)
Annuity benefits	-	-	(1,184)	-	(1,089)	(1,096)	-	-
Contract maintenance charges (note 2)	(522)	(270)	(400)	(407)	(18,890)	(20,163)	(924)	(1,032)
Contingent deferred sales charges (note 2)	(3,460)	(2,635)	-	(72)	(100)	(817)	-	(76)
Adjustments to maintain reserves	(332)	(136)	1,176	(44)	(338)	(208)	(47)	(56)

Net equity transactions	3,095,974	7,529,547	140,315	18,471	(521,345)	(1,411,223)	(185,580)	(219,127)

Net change in contract owners’ equity	4,271,273	7,691,967	252,647	114,799	(68,278)	(937,298)	(43,415)	(56,245)
Contract owners’ equity beginning of period	8,963,172	1,271,205	2,183,887	2,069,088	10,615,879	11,553,177	1,789,500	1,845,745

Contract owners’ equity end of period	$13,234,445	8,963,172	2,436,534	2,183,887	10,547,601	10,615,879	1,746,085	1,789,500

CHANGES IN UNITS:
Beginning units	964,729	154,932	164,356	163,055	799,543	908,448	64,563	72,640
Units purchased	934,178	1,215,315	57,083	71,161	91,729	122,940	-	-
Units redeemed	(612,864)	(405,518)	(48,758)	(69,860)	(131,606)	(231,845)	(6,384)	(8,077)

Ending units	1,286,043	964,729	172,681	164,356	759,666	799,543	58,179	64,563

	MSEMB		VKVGR2		MSVRE		MSVREB
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$29,128	26,425	1,964	(2,122)	5	(32)	(1)	(9)
Realized gain (loss) on investments	18,903	4,662	6,512	251	1,274	1,301	155	157
Change in unrealized gain (loss) on investments	1,970	24,366	12,002	4,677	(939)	192	(114)	29
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	50,001	55,453	20,478	2,806	340	1,461	40	177

Equity transactions:
Purchase payments received from contract owners (note 3)	127,972	-	42,518	537	-	(1,109)	-	-
Transfers between funds	(29,471)	542	(233,737)	51,186	-	-	-	-
Redemptions (note 3)	(50,813)	(55,217)	(49,724)	(20,662)	-	1,109	-	-
Annuity benefits	-	-	-	-	(3,103)	(3,189)	(537)	(553)
Contract maintenance charges (note 2)	(91)	(86)	(6)	(6)	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(81)	(62)	(14)	(5)	1,119	1,057	(2)	3

Net equity transactions	47,516	(54,823)	(240,963)	31,050	(1,984)	(2,132)	(539)	(550)

Net change in contract owners’ equity	97,517	630	(220,485)	33,856	(1,644)	(671)	(499)	(373)
Contract owners’ equity beginning of period	601,667	601,037	436,532	402,676	28,349	29,020	3,182	3,555

Contract owners’ equity end of period	$699,184	601,667	216,047	436,532	26,705	28,349	2,683	3,182

CHANGES IN UNITS:
Beginning units	34,535	37,621	41,570	38,899	-	-	-	-
Units purchased	16,633	949	6,884	6,267	-	-	-	-
Units redeemed	(7,745)	(4,035)	(29,490)	(3,596)	-	-	-	-

Ending units	43,423	34,535	18,964	41,570	-	-	-	-

	NAMGI2		NAMAA2		NVAMV1		NVAMV2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(509,499)	408,710	7,544,269	(11,636,179)	134,907	455,837	44,082	1,288,987
Realized gain (loss) on investments	(20,023)	(530,341)	597,454	(195,199)	1,156,720	797,967	4,221,995	2,261,107
Change in unrealized gain (loss) on investments	36,356,376	1,048,622	154,968,774	66,531,104	181,811	2,166,861	983,664	8,004,570
Reinvested capital gains	250,869	7,639,902	15,239,276	-	1,628,404	4,364,072	6,830,745	15,831,432

Net increase (decrease) in contract owners’ equity resulting from operations	36,077,723	8,566,893	178,349,773	54,699,726	3,101,842	7,784,737	12,080,486	27,386,096

Equity transactions:
Purchase payments received from contract owners (note 3)	109,201,385	79,822,242	323,284,516	335,165,189	668,212	643,862	13,139,872	11,302,317
Transfers between funds	(11,146,006)	(7,716,137)	53,423,836	28,328,045	(1,270,715)	624,172	(8,072,217)	8,509,725
Redemptions (note 3)	(4,767,872)	(2,279,093)	(29,520,700)	(16,670,751)	(5,634,869)	(6,314,537)	(15,879,136)	(15,355,177)
Annuity benefits	-	-	-	-	(12,502)	(4,531)	(25,653)	(23,322)
Contract maintenance charges (note 2)	(1,680,484)	(623,199)	(13,289,417)	(7,968,034)	(15,227)	(16,770)	(875,161)	(818,960)
Contingent deferred sales charges (note 2)	(53,189)	(31,665)	(568,440)	(275,491)	(2,546)	(1,307)	(44,887)	(37,607)
Adjustments to maintain reserves	(833)	(310)	(2,663)	(234)	2,042	3,434	(1,550)	(1,267)

Net equity transactions	91,553,001	69,171,838	333,327,132	338,578,724	(6,265,605)	(5,065,677)	(11,758,732)	3,575,709

Net change in contract owners’ equity	127,630,724	77,738,731	511,676,905	393,278,450	(3,163,763)	2,719,060	321,754	30,961,805
Contract owners’ equity beginning of period	142,032,231	64,293,500	987,741,851	594,463,401	47,747,239	45,028,179	185,461,886	154,500,081

Contract owners’ equity end of period	$269,662,955	142,032,231	1,499,418,756	987,741,851	44,583,476	47,747,239	185,783,640	185,461,886

CHANGES IN UNITS:
Beginning units	13,095,102	6,439,133	96,551,805	62,152,068	1,867,130	2,093,055	7,464,284	7,354,304
Units purchased	9,514,216	8,015,208	36,584,254	39,646,036	69,216	112,845	1,142,504	1,753,865
Units redeemed	(1,913,695)	(1,359,239)	(6,695,442)	(5,246,299)	(310,464)	(338,770)	(1,609,446)	(1,643,885)

Ending units	20,695,623	13,095,102	126,440,617	96,551,805	1,625,882	1,867,130	6,997,342	7,464,284

	GVAAA2		GVABD2		GVAGG2		GVAGR2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(25,164,923)	25,226,479	(5,427,470)	23,743,520	(2,523,242)	(87,576)	(6,524,106)	(5,556,370)
Realized gain (loss) on investments	63,719,828	14,746,963	1,421,598	8,722,404	11,564,938	9,480,510	19,500,576	9,536,982
Change in unrealized gain (loss) on investments	652,513,562	16,448,644	38,417,907	(25,182,335)	41,874,751	(37,020,712)	63,546,186	(61,254,146)
Reinvested capital gains	141,948,822	347,686,969	7,435,690	7,694,907	24,035,364	24,533,853	39,086,580	86,756,436

Net increase (decrease) in contract owners’ equity resulting from operations	833,017,289	404,109,055	41,847,725	14,978,496	74,951,811	(3,093,925)	115,609,236	29,482,902

Equity transactions:
Purchase payments received from contract owners (note 3)	379,476,113	439,925,786	374,324,680	409,489,117	25,480,653	23,522,797	54,589,133	41,298,095
Transfers between funds	16,447,363	98,668,652	260,298,163	44,512,087	(4,166,053)	(5,591,398)	6,720,930	(17,031,101)
Redemptions (note 3)	(429,635,887)	(328,189,173)	(135,928,199)	(112,874,001)	(22,455,480)	(16,239,920)	(40,913,009)	(27,501,235)
Annuity benefits	(16,998)	(15,163)	(41,255)	(44,750)	(5,795)	(5,254)	(20,698)	(14,179)
Contract maintenance charges (note 2)	(64,136,717)	(57,578,466)	(28,438,676)	(22,806,370)	(1,334,942)	(1,174,203)	(1,502,317)	(1,343,441)
Contingent deferred sales charges (note 2)	(1,817,479)	(1,994,580)	(961,852)	(1,059,401)	(84,915)	(68,907)	(120,200)	(129,083)
Adjustments to maintain reserves	(72,951)	(1,718)	(51,684)	8,769	(6,078)	(9,632)	(1,992)	264

Net equity transactions	(99,756,556)	150,815,338	469,201,177	317,225,451	(2,572,610)	433,483	18,751,847	(4,720,680)

Net change in contract owners’ equity	733,260,733	554,924,393	511,048,902	332,203,947	72,379,201	(2,660,442)	134,361,083	24,762,222
Contract owners’ equity beginning of period	5,946,135,338	5,391,210,945	2,298,311,738	1,966,107,791	257,511,644	260,172,086	441,447,667	416,685,445

Contract owners’ equity end of period	$6,679,396,071	5,946,135,338	2,809,360,640	2,298,311,738	329,890,845	257,511,644	575,808,750	441,447,667

CHANGES IN UNITS:
Beginning units	385,906,351	375,976,645	199,364,903	172,807,397	16,411,990	16,378,721	27,107,207	27,464,041
Units purchased	36,403,350	49,534,670	58,627,810	47,800,368	3,228,466	2,897,082	5,407,062	4,162,320
Units redeemed	(42,599,488)	(39,604,964)	(18,906,401)	(21,242,862)	(3,335,556)	(2,863,813)	(4,398,049)	(4,519,154)

Ending units	379,710,213	385,906,351	239,086,312	199,364,903	16,304,900	16,411,990	28,116,220	27,107,207

	GVAGI2		HIBF		GEM		GEM2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(2,547,251)	(6,942,912)	2,544,917	2,849,360	7,643	(41,503)	(370,728)	(390,715)
Realized gain (loss) on investments	94,071,612	38,043,268	1,563,385	(3,914,095)	102,492	(396,133)	267,624	(2,699,223)
Change in unrealized gain (loss) on investments	145,223,909	(147,452,882)	(594,278)	9,905,911	2,925,748	926,106	17,812,475	5,735,055
Reinvested capital gains	279,886,157	340,271,573	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	516,634,427	223,919,047	3,514,024	8,841,176	3,035,883	488,470	17,709,371	2,645,117

Equity transactions:
Purchase payments received from contract owners (note 3)	320,540,696	375,324,250	4,001,993	3,900,472	527,268	278,740	5,462,579	2,256,802
Transfers between funds	(184,503,491)	(24,673,852)	(6,641,164)	6,062,951	1,018,387	(281,640)	3,983,393	(6,192,850)
Redemptions (note 3)	(155,860,138)	(125,322,795)	(8,198,110)	(8,479,153)	(1,345,805)	(1,269,468)	(4,435,298)	(4,200,139)
Annuity benefits	(22,962)	(20,441)	(311)	(306)	(846)	(703)	(7,171)	(5,511)
Contract maintenance charges (note 2)	(28,021,397)	(23,168,825)	(3,787)	(4,429)	(4,013)	(4,457)	(3,508)	(3,904)
Contingent deferred sales charges (note 2)	(1,020,035)	(1,138,077)	(11,541)	(16,000)	(609)	(892)	(12,936)	(18,652)
Adjustments to maintain reserves	(37,720)	15,451	(1,156)	(902)	(1,029)	(2,606)	(2,195)	(2,982)

Net equity transactions	(48,925,047)	201,015,711	(10,854,076)	1,462,633	193,353	(1,281,026)	4,984,864	(8,167,236)

Net change in contract owners’ equity	467,709,380	424,934,758	(7,340,052)	10,303,809	3,229,236	(792,556)	22,694,235	(5,522,119)
Contract owners’ equity beginning of period	2,606,759,337	2,181,824,579	72,969,003	62,665,194	7,807,404	8,599,960	45,436,271	50,958,390

Contract owners’ equity end of period	$3,074,468,717	2,606,759,337	65,628,951	72,969,003	11,036,640	7,807,404	68,130,506	45,436,271

CHANGES IN UNITS:
Beginning units	180,180,514	165,263,144	3,399,461	3,261,275	426,004	494,600	1,775,366	2,110,360
Units purchased	23,656,166	35,739,816	733,149	3,020,172	137,370	63,310	659,706	346,748
Units redeemed	(27,211,273)	(20,822,446)	(1,237,531)	(2,881,986)	(111,048)	(131,906)	(481,303)	(681,742)

Ending units	176,625,407	180,180,514	2,895,079	3,399,461	452,326	426,004	1,953,769	1,775,366

	GIG		NVIE6		NVNMO1		NVNMO2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$65,904	131,346	(20,399)	142,457	(608,264)	(375,527)	(314,396)	(203,087)
Realized gain (loss) on investments	62,608	(462,773)	1,174,413	143,621	2,945,968	1,635,282	490,052	95,215
Change in unrealized gain (loss) on investments	3,854,846	186,332	8,773,063	(602,833)	11,646,608	3,271,494	5,592,992	1,582,050
Reinvested capital gains	-	-	-	-	1,527,858	3,293,419	677,596	1,197,666

Net increase (decrease) in contract owners’ equity resulting from operations	3,983,358	(145,095)	9,927,077	(316,755)	15,512,170	7,824,668	6,446,244	2,671,844

Equity transactions:
Purchase payments received from contract owners (note 3)	221,676	308,532	4,066,493	2,145,876	901,531	615,396	6,162,791	820,551
Transfers between funds	(130,605)	(536,080)	3,412,854	(604,164)	(658,473)	(1,829,395)	4,556,128	(915,465)
Redemptions (note 3)	(1,870,032)	(2,380,928)	(3,118,660)	(2,261,999)	(8,621,425)	(7,127,561)	(2,252,645)	(2,330,106)
Annuity benefits	(4,534)	(4,019)	-	-	(15,987)	(11,893)	-	-
Contract maintenance charges (note 2)	(6,789)	(7,334)	(226,258)	(208,064)	(26,084)	(27,580)	(208,639)	(196,156)
Contingent deferred sales charges (note 2)	(912)	(1,265)	(12,508)	(6,264)	(884)	(1,271)	(6,299)	(11,652)
Adjustments to maintain reserves	75	175	(1,176)	(565)	(8,178)	929	(761)	(361)

Net equity transactions	(1,791,121)	(2,620,919)	4,120,745	(935,180)	(8,429,500)	(8,381,375)	8,250,575	(2,633,189)

Net change in contract owners’ equity	2,192,237	(2,766,014)	14,047,822	(1,251,935)	7,082,670	(556,707)	14,696,819	38,655
Contract owners’ equity beginning of period	15,997,230	18,763,244	38,728,376	39,980,311	70,866,178	71,422,885	25,449,885	25,411,230

Contract owners’ equity end of period	$18,189,467	15,997,230	52,776,198	38,728,376	77,948,848	70,866,178	40,146,704	25,449,885

CHANGES IN UNITS:
Beginning units	1,229,114	1,434,332	4,680,764	4,786,711	4,870,321	5,502,381	1,806,938	2,018,042
Units purchased	50,240	46,105	1,268,749	810,273	109,164	54,953	1,085,438	151,980
Units redeemed	(167,655)	(251,323)	(841,913)	(916,220)	(634,204)	(687,013)	(572,932)	(363,084)

Ending units	1,111,699	1,229,114	5,107,600	4,680,764	4,345,281	4,870,321	2,319,444	1,806,938

	NVNSR1		NVNSR2		NVCRA2		NVCRB2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(15,102)	(11,528)	(1,174,296)	(956,565)	(317,749)	416,645	8,626,403	25,057,363
Realized gain (loss) on investments	(28,673)	(51,451)	10,258,748	10,461,002	1,248,950	207,217	39,859,951	28,162,185
Change in unrealized gain (loss) on investments	193,467	10,537	(1,435,730)	(12,079,891)	5,738,071	(1,805,131)	68,628,464	(59,493,934)
Reinvested capital gains	185,986	211,717	10,582,509	11,920,463	4,858,858	5,384,382	104,446,870	102,592,055

Net increase (decrease) in contract owners’ equity resulting from operations	335,678	159,275	18,231,231	9,345,009	11,528,130	4,203,113	221,561,688	96,317,669

Equity transactions:
Purchase payments received from contract owners (note 3)	115,273	131,675	3,844,142	2,320,904	3,415,494	6,045,850	74,358,097	132,371,513
Transfers between funds	49,015	(115,397)	(4,906,206)	(5,256,394)	(2,295,842)	(2,454,370)	(36,608,297)	(28,905,460)
Redemptions (note 3)	(395,515)	(542,045)	(14,590,168)	(13,267,784)	(6,150,036)	(5,012,865)	(128,422,984)	(117,650,449)
Annuity benefits	-	-	(7,948)	(6,839)	(859)	(769)	(9,317)	(8,908)
Contract maintenance charges (note 2)	(831)	(889)	(677,927)	(699,172)	(4,643)	(5,129)	(26,361,616)	(24,976,954)
Contingent deferred sales charges (note 2)	(840)	(2,221)	(16,325)	(11,685)	(33,094)	(18,560)	(814,664)	(1,156,377)
Adjustments to maintain reserves	(145)	(33)	(938)	(759)	(841)	(740)	(5,890)	(6,701)

Net equity transactions	(233,043)	(528,910)	(16,355,370)	(16,921,729)	(5,069,821)	(1,446,583)	(117,864,671)	(40,333,336)

Net change in contract owners’ equity	102,635	(369,635)	1,875,861	(7,576,720)	6,458,309	2,756,530	103,697,017	55,984,333
Contract owners’ equity beginning of period	2,103,063	2,472,698	117,910,139	125,486,859	67,472,151	64,715,621	2,182,848,151	2,126,863,818

Contract owners’ equity end of period	$2,205,698	2,103,063	119,786,000	117,910,139	73,930,460	67,472,151	2,286,545,168	2,182,848,151

CHANGES IN UNITS:
Beginning units	129,072	164,906	7,416,099	8,567,800	5,239,664	5,356,750	170,712,773	174,013,314
Units purchased	17,193	11,950	442,508	420,253	420,300	614,587	9,432,544	14,270,541
Units redeemed	(30,627)	(47,784)	(1,400,715)	(1,571,954)	(788,205)	(731,673)	(18,312,528)	(17,571,082)

Ending units	115,638	129,072	6,457,892	7,416,099	4,871,759	5,239,664	161,832,789	170,712,773

	NVCCA2		NVCCN2		NVCMD2		NVCMA2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$3,297,214	31,207,156	3,757,723	6,938,839	6,713,900	31,055,490	(358,169)	3,576,908
Realized gain (loss) on investments	41,841,224	38,162,617	(1,642,979)	(2,367,910)	39,684,833	35,750,699	3,453,611	3,486,766
Change in unrealized gain (loss) on investments	135,953,914	(128,136,197)	16,586,935	(2,166,263)	103,001,685	(115,104,841)	23,396,173	(16,475,654)
Reinvested capital gains	176,519,613	203,418,155	14,653,561	19,745,565	162,989,937	180,128,157	27,965,620	29,619,034

Net increase (decrease) in contract owners’ equity resulting from operations	357,611,965	144,651,731	33,355,240	22,150,231	312,390,355	131,829,505	54,457,235	20,207,054

Equity transactions:
Purchase payments received from contract owners (note 3)	20,780,133	23,870,566	21,698,707	39,312,245	31,530,519	44,648,329	6,693,492	10,070,085
Transfers between funds	(24,703,012)	(49,763,657)	(3,920,118)	26,499,072	(41,886,594)	(48,711,686)	(7,969,176)	(8,816,165)
Redemptions (note 3)	(176,561,967)	(151,074,616)	(68,305,737)	(64,390,277)	(184,772,183)	(144,957,349)	(36,469,964)	(31,153,160)
Annuity benefits	(10,949)	(5,045)	(2,424)	(2,420)	(5,481)	(5,150)	-	-
Contract maintenance charges (note 2)	(32,733,312)	(32,398,552)	(8,904,735)	(8,843,857)	(30,186,950)	(29,845,889)	(1,871,611)	(1,991,854)
Contingent deferred sales charges (note 2)	(439,054)	(616,200)	(313,524)	(573,547)	(651,734)	(897,851)	(57,659)	(54,813)
Adjustments to maintain reserves	(9,659)	(3,748)	(9,615)	(911)	(23,070)	(190)	(1,377)	(780)

Net equity transactions	(213,677,820)	(209,991,252)	(59,757,446)	(7,999,695)	(225,995,493)	(179,769,786)	(39,676,295)	(31,946,687)

Net change in contract owners’ equity	143,934,145	(65,339,521)	(26,402,206)	14,150,536	86,394,862	(47,940,281)	14,780,940	(11,739,633)
Contract owners’ equity beginning of period	2,632,411,493	2,697,751,014	723,059,085	708,908,549	2,652,047,952	2,699,988,233	354,523,164	366,262,797

Contract owners’ equity end of period	$2,776,345,638	2,632,411,493	696,656,879	723,059,085	2,738,442,814	2,652,047,952	369,304,104	354,523,164

CHANGES IN UNITS:
Beginning units	200,598,080	217,431,242	60,815,023	61,515,066	204,434,070	218,892,033	27,286,181	29,878,087
Units purchased	5,277,793	5,916,997	7,397,530	11,846,905	6,150,807	7,241,278	1,047,070	2,205,806
Units redeemed	(20,447,124)	(22,750,159)	(12,371,041)	(12,546,948)	(22,644,335)	(21,699,241)	(3,881,778)	(4,797,712)

Ending units	185,428,749	200,598,080	55,841,512	60,815,023	187,940,542	204,434,070	24,451,473	27,286,181

	NVCMC2		NVCBD1		NVCBD2		NVLCP2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$3,275,352	9,029,250	56,242	61,024	1,452,258	1,279,749	589,578	903,701
Realized gain (loss) on investments	8,115,646	6,102,786	(17,267)	10,735	184,667	220,201	(430,054)	(157,108)
Change in unrealized gain (loss) on investments	20,510,203	(12,282,810)	64,944	58,998	1,026,816	1,371,622	1,350,537	109,490
Reinvested capital gains	33,317,810	32,712,462	—	6,228	—	168,646	—	265,927

Net increase (decrease) in contract owners’ equity resulting from operations	65,219,011	35,561,688	103,919	136,985	2,663,741	3,040,218	1,510,061	1,122,010

Equity transactions:
Purchase payments received from contract owners (note 3)	21,854,076	44,043,351	48,700	134,224	5,792,521	6,408,011	3,215,265	5,082,393
Transfers between funds	(17,623,463)	(12,530,690)	127,425	805,439	5,559,965	516,167	2,850,402	497,281
Redemptions (note 3)	(59,954,856)	(57,867,931)	(298,295)	(455,344)	(9,592,067)	(9,304,867)	(4,458,172)	(4,107,198)
Annuity benefits	—	(12,899)	—	—	(6,232)	(6,206)	—	—
Contract maintenance charges (note 2)	(9,543,950)	(9,395,409)	(826)	(941)	(606,285)	(556,661)	(548,213)	(545,877)
Contingent deferred sales charges (note 2)	(360,852)	(416,740)	(534)	(313)	(19,237)	(11,946)	(15,348)	(27,086)
Adjustments to maintain reserves	(2,339)	(2,723)	(34)	(59)	(896)	(737)	(781)	(637)

Net equity transactions	(65,631,384)	(36,183,041)	(123,564)	483,006	1,127,769	(2,956,239)	1,043,153	898,876

Net change in contract owners’ equity	(412,373)	(621,353)	(19,645)	619,991	3,791,510	83,979	2,553,214	2,020,886
Contract owners’ equity beginning of period	819,439,987	820,061,340	3,482,975	2,862,984	96,083,897	95,999,918	67,608,454	65,587,568

Contract owners’ equity end of period	$819,027,614	819,439,987	3,463,330	3,482,975	99,875,407	96,083,897	70,161,668	67,608,454

CHANGES IN UNITS:
Beginning units	65,146,020	68,111,828	272,710	233,064	7,826,378	8,086,301	5,144,916	5,081,927
Units purchased	3,077,446	6,185,866	35,616	131,905	2,632,173	1,843,876	927,342	1,501,419
Units redeemed	(8,096,066)	(9,151,674)	(45,107)	(92,259)	(2,538,996)	(2,103,799)	(850,164)	(1,438,430)

Ending units	60,127,400	65,146,020	263,219	272,710	7,919,555	7,826,378	5,222,094	5,144,916

	TRF		TRF2		GBF		GVIX2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(387,869)	102,829	(834,428)	(420,234)	1,298,348	950,760	26,317	12,563
Realized gain (loss) on investments	3,171,918	3,934,928	15,022,062	12,720,531	(3,952,023)	(3,800,037)	18,714	(11,811)
Change in unrealized gain (loss) on investments	18,811,471	7,058,044	4,652,507	(2,458,379)	4,016,670	1,598,835	137,198	11,004
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	21,595,520	11,095,801	18,840,141	9,841,918	1,362,995	(1,250,442)	182,229	11,756

Equity transactions:
Purchase payments received from contract owners (note 3)	1,030,174	1,471,776	2,461,815	2,959,287	5,139,597	8,119,029	499,497	173,938
Transfers between funds	(1,270,412)	(1,825,628)	(5,954,192)	(8,177,591)	7,080,585	5,528,118	209,458	190,762
Redemptions (note 3)	(11,626,956)	(13,138,176)	(13,719,185)	(13,373,752)	(28,673,409)	(29,719,293)	(117,472)	(85,504)
Annuity benefits	(48,504)	(42,470)	(5,904)	(5,062)	(20,832)	(22,485)	-	-
Contract maintenance charges (note 2)	(61,224)	(66,418)	(555,509)	(575,431)	(1,011,833)	(1,023,644)	(113)	(562)
Contingent deferred sales charges (note 2)	(1,501)	(2,960)	(20,428)	(9,675)	(38,533)	(61,648)	-	-
Adjustments to maintain reserves	1,019	5,976	(2,077)	(890)	1,011	4,051	(20)	1

Net equity transactions	(11,977,404)	(13,597,900)	(17,795,480)	(19,183,114)	(17,523,414)	(17,175,872)	591,350	278,635

Net change in contract owners’ equity	9,618,116	(2,502,099)	1,044,661	(9,341,196)	(16,160,419)	(18,426,314)	773,579	290,391
Contract owners’ equity beginning of period	119,350,999	121,853,098	111,083,740	120,424,936	218,506,789	236,933,103	589,297	298,906

Contract owners’ equity end of period	$128,969,115	119,350,999	112,128,401	111,083,740	202,346,370	218,506,789	1,362,876	589,297

CHANGES IN UNITS:
Beginning units	1,304,033	1,468,479	4,706,075	5,584,163	13,597,359	14,815,954	57,766	29,332
Units purchased	10,696	24,251	271,559	282,574	1,666,653	3,700,953	63,845	36,982
Units redeemed	(130,430)	(188,697)	(963,046)	(1,160,662)	(2,843,034)	(4,919,548)	(13,666)	(8,548)

Ending units	1,184,299	1,304,033	4,014,588	4,706,075	12,420,978	13,597,359	107,945	57,766

	GVIX8		GVIDA		NVDBL2		NVDCA2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$807,297	474,704	(206,600)	(97,766)	5,866,069	7,351,976	2,638,736	4,647,999
Realized gain (loss) on investments	1,303,617	(284,916)	7,814,835	8,683,793	18,577,696	3,835,554	33,710,891	23,504,863
Change in unrealized gain (loss) on investments	11,336,940	(639,864)	6,920,957	(8,744,217)	79,545,096	21,735,444	94,874,082	1,058,936
Reinvested capital gains	-	-	13,088,003	13,024,614	37,319,326	33,730,951	55,312,340	56,678,929

Net increase (decrease) in contract owners’ equity resulting from operations	13,447,854	(450,076)	27,617,195	12,866,424	141,308,187	66,653,925	186,536,049	85,890,727

Equity transactions:
Purchase payments received from contract owners (note 3)	15,284,026	6,472,830	5,741,135	8,873,402	78,720,979	182,875,045	18,587,486	18,250,545
Transfers between funds	1,842,158	640,630	(1,590,586)	(6,744,922)	(22,793,747)	8,975,590	1,614,371	(9,817,480)
Redemptions (note 3)	(3,484,367)	(2,939,438)	(20,754,233)	(22,831,256)	(75,922,122)	(65,478,027)	(97,843,592)	(56,988,225)
Annuity benefits	(2,798)	(2,097)	(15,741)	(14,149)	-	-	(2,556)	(2,378)
Contract maintenance charges (note 2)	(224,771)	(189,892)	(22,258)	(25,486)	(18,052,769)	(15,747,350)	(18,543,111)	(17,843,019)
Contingent deferred sales charges (note 2)	(25,102)	(16,506)	(37,608)	(15,408)	(647,358)	(794,611)	(356,666)	(312,028)
Adjustments to maintain reserves	(1,507)	(2,215)	(159)	357	(1,869)	(1,139)	(3,241)	(1,072)

Net equity transactions	13,387,639	3,963,312	(16,679,450)	(20,757,462)	(38,696,886)	109,829,508	(96,547,309)	(66,713,657)

Net change in contract owners’ equity	26,835,493	3,513,236	10,937,745	(7,891,038)	102,611,301	176,483,433	89,988,740	19,177,070
Contract owners’ equity beginning of period	54,370,257	50,857,021	175,617,342	183,508,380	1,499,704,435	1,323,221,002	1,461,485,391	1,442,308,321

Contract owners’ equity end of period	$81,205,750	54,370,257	186,555,087	175,617,342	1,602,315,736	1,499,704,435	1,551,474,131	1,461,485,391

CHANGES IN UNITS:
Beginning units	5,900,388	5,462,717	7,220,827	8,101,133	94,544,701	87,448,829	79,973,616	83,811,605
Units purchased	2,564,345	1,278,185	575,126	1,026,622	6,373,067	15,471,561	2,976,568	3,091,301
Units redeemed	(1,290,016)	(840,514)	(1,235,000)	(1,906,928)	(8,749,421)	(8,375,689)	(7,907,344)	(6,929,290)

Ending units	7,174,717	5,900,388	6,560,953	7,220,827	92,168,347	94,544,701	75,042,840	79,973,616

	GVIDC		GVIDM		GVDMA		GVDMC
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$2,744,127	3,289,834	5,793,122	8,408,276	832,128	1,940,312	2,771,516	3,671,409
Realized gain (loss) on investments	(93,569)	(659,347)	17,321,998	22,225,706	16,014,926	(2,241,852)	966,137	(1,421,799)
Change in unrealized gain (loss) on investments	10,797,435	1,660,280	90,438,625	(31,627,249)	46,423,546	(5,810,385)	22,037,547	1,148,048
Reinvested capital gains	14,022,699	14,531,324	141,481,794	128,451,854	52,403,736	60,773,482	34,166,181	29,793,146

Net increase (decrease) in contract owners’ equity resulting from operations	27,470,692	18,822,091	255,035,539	127,458,587	115,674,336	54,661,557	59,941,381	33,190,804

Equity transactions:
Purchase payments received from contract owners (note 3)	23,798,266	54,356,554	30,723,673	43,494,557	14,709,413	17,455,322	23,894,504	48,356,711
Transfers between funds	21,630,763	60,787,630	(16,042,641)	(50,579,619)	(19,194,678)	(20,078,190)	(16,741,017)	75,499
Redemptions (note 3)	(88,010,856)	(80,912,145)	(187,007,358)	(179,297,657)	(94,381,996)	(96,715,610)	(68,611,658)	(60,513,343)
Annuity benefits	-	-	(18,883)	(17,876)	(17,973)	(16,431)	(10,569)	(9,869)
Contract maintenance charges (note 2)	(8,014,337)	(7,617,115)	(20,518,145)	(20,302,343)	(3,660,819)	(3,960,626)	(7,878,047)	(7,544,369)
Contingent deferred sales charges (note 2)	(800,682)	(674,735)	(543,741)	(531,118)	(58,272)	(79,903)	(207,239)	(334,941)
Adjustments to maintain reserves	(8,686)	(1,032)	(14,114)	(1,591)	(50,696)	(330)	(3,113)	(838)

Net equity transactions	(51,405,532)	25,939,157	(193,421,209)	(207,235,647)	(102,655,021)	(103,395,768)	(69,557,139)	(19,971,150)

Net change in contract owners’ equity	(23,934,840)	44,761,248	61,614,330	(79,777,060)	13,019,315	(48,734,211)	(9,615,758)	13,219,654
Contract owners’ equity beginning of period	692,459,501	647,698,253	2,360,990,523	2,440,767,583	819,542,485	868,276,696	821,952,792	808,733,138

Contract owners’ equity end of period	$668,524,661	692,459,501	2,422,604,853	2,360,990,523	832,561,800	819,542,485	812,337,034	821,952,792

CHANGES IN UNITS:
Beginning units	48,849,367	46,933,158	122,410,696	133,428,382	35,794,497	40,552,102	48,904,136	50,084,778
Units purchased	7,304,166	14,554,381	4,702,375	5,422,378	1,373,892	2,099,134	2,431,137	5,085,392
Units redeemed	(10,928,913)	(12,638,172)	(14,032,541)	(16,440,064)	(5,494,042)	(6,856,739)	(6,384,894)	(6,266,034)

Ending units	45,224,620	48,849,367	113,080,530	122,410,696	31,674,347	35,794,497	44,950,379	48,904,136

	MCIF		SAM		NVMIG1		NVMIG6
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(910,521)	(352,540)	(5,697,017)	(8,815,824)	(26,871)	23,260	(635,861)	(356,103)
Realized gain (loss) on investments	8,142,863	6,612,039	-	70	(302,268)	(630,208)	5,627,863	2,775,791
Change in unrealized gain (loss) on investments	8,504,743	6,452,896	-	-	5,523,835	(762,957)	18,817,170	(9,431,479)
Reinvested capital gains	13,368,103	15,673,890	-	11,933	-	526,958	-	2,468,062

Net increase (decrease) in contract owners’ equity resulting from operations	29,105,188	28,386,285	(5,697,017)	(8,803,821)	5,194,696	(842,947)	23,809,172	(4,543,729)

Equity transactions:
Purchase payments received from contract owners (note 3)	33,825,991	21,044,825	134,583,888	156,658,564	204,736	321,036	1,969,627	2,460,206
Transfers between funds	2,906,902	2,694,315	160,525,058	193,891,658	(307,028)	(434,236)	(4,290,932)	(1,290,827)
Redemptions (note 3)	(18,037,772)	(12,999,514)	(353,706,358)	(346,700,751)	(2,673,909)	(2,624,422)	(13,039,068)	(12,527,248)
Annuity benefits	(16,480)	(14,122)	(102,521)	(108,137)	(10,623)	(9,806)	(2,517)	(2,374)
Contract maintenance charges (note 2)	(520,777)	(482,767)	(1,582,471)	(1,632,243)	(8,681)	(9,797)	(733,060)	(729,113)
Contingent deferred sales charges (note 2)	(68,972)	(31,695)	(239,858)	(624,636)	(552)	(1,180)	(18,817)	(16,028)
Adjustments to maintain reserves	(2,438)	(516)	(17,304)	3,194	(507)	579	1,080	(829)

Net equity transactions	18,086,454	10,210,526	(60,539,566)	1,487,649	(2,796,564)	(2,757,826)	(16,113,687)	(12,106,213)

Net change in contract owners’ equity	47,191,642	38,596,811	(66,236,583)	(7,316,172)	2,398,132	(3,600,773)	7,695,485	(16,649,942)
Contract owners’ equity beginning of period	194,095,039	155,498,228	584,486,098	591,802,270	22,625,401	26,226,174	104,890,102	121,540,044

Contract owners’ equity end of period	$241,286,681	194,095,039	518,249,515	584,486,098	25,023,533	22,625,401	112,585,587	104,890,102

CHANGES IN UNITS:
Beginning units	5,547,630	5,257,305	50,109,476	50,544,180	2,452,159	2,745,069	10,445,091	11,631,797
Units purchased	1,725,265	1,323,349	51,365,925	61,274,739	39,934	54,880	855,068	827,698
Units redeemed	(1,207,958)	(1,033,024)	(55,890,931)	(61,709,443)	(306,566)	(347,790)	(2,238,548)	(2,014,404)

Ending units	6,064,937	5,547,630	45,584,470	50,109,476	2,185,527	2,452,159	9,061,611	10,445,091

	GVDIVI		GVDIV2		NVMLG1		NVMLG2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$41,341	50,972	511,128	605,063	(88,930)	(45,364)	(1,651,032)	(1,032,213)
Realized gain (loss) on investments	(41,839)	(135,871)	(787,169)	(3,101,459)	257,247	293,206	5,950,549	3,807,736
Change in unrealized gain (loss) on investments	594,117	186,419	11,079,223	4,706,938	1,730,187	(1,462,586)	18,675,297	(18,218,947)
Reinvested capital gains	-	-	-	-	384,425	1,282,059	4,906,145	15,670,880

Net increase (decrease) in contract owners’ equity resulting from operations	593,619	101,520	10,803,182	2,210,542	2,282,929	67,315	27,880,959	227,456

Equity transactions:
Purchase payments received from contract owners (note 3)	59,319	91,485	1,590,419	2,127,738	121,905	156,428	5,403,843	4,132,669
Transfers between funds	(145,536)	32,263	(3,559,802)	1,068,162	7,861	(37,749)	(6,147,730)	(4,219,826)
Redemptions (note 3)	(340,789)	(544,542)	(5,379,696)	(4,335,066)	(1,261,002)	(1,200,335)	(11,130,429)	(11,337,571)
Annuity benefits	(697)	-	(1,030)	(895)	(2,472)	(1,341)	(16,904)	(15,098)
Contract maintenance charges (note 2)	(944)	(1,067)	(472,229)	(455,838)	(3,553)	(3,684)	(446,222)	(444,202)
Contingent deferred sales charges (note 2)	(348)	(108)	(15,827)	(13,458)	(1,779)	(716)	(34,315)	(23,340)
Adjustments to maintain reserves	(128)	(80)	(1,475)	(831)	2,389	(692)	(4,947)	(909)

Net equity transactions	(429,123)	(422,049)	(7,839,640)	(1,610,188)	(1,136,651)	(1,088,089)	(12,376,704)	(11,908,277)

Net change in contract owners’ equity	164,496	(320,529)	2,963,542	600,354	1,146,278	(1,020,774)	15,504,255	(11,680,821)
Contract owners’ equity beginning of period	3,011,220	3,331,749	56,333,228	55,732,874	8,404,790	9,425,564	105,579,270	117,260,091

Contract owners’ equity end of period	$3,175,716	3,011,220	59,296,770	56,333,228	9,551,068	8,404,790	121,083,525	105,579,270

CHANGES IN UNITS:
Beginning units	343,303	394,375	3,854,051	3,936,869	554,024	621,350	7,269,482	8,107,986
Units purchased	14,411	29,465	320,285	1,035,852	45,970	50,699	829,085	644,510
Units redeemed	(60,311)	(80,537)	(816,816)	(1,118,670)	(110,167)	(118,025)	(1,581,809)	(1,483,014)

Ending units	297,403	343,303	3,357,520	3,854,051	489,827	554,024	6,516,758	7,269,482

	NVMLV1		NVMLV2		NVMMG1		NVMMG2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$4,839	19,372	(303,382)	201,269	(2,237,464)	(2,066,284)	(1,754,222)	(1,684,734)
Realized gain (loss) on investments	(120,460)	(163,306)	(184,050)	1,737,825	7,328,335	5,702,580	1,058,426	3,820,135
Change in unrealized gain (loss) on investments	402,275	244,262	6,406,173	316,330	25,532,149	(14,222,089)	20,517,595	(10,884,635)
Reinvested capital gains	220,169	376,324	4,199,587	7,811,646	8,469,406	17,985,176	6,080,142	12,826,085

Net increase (decrease) in contract owners’ equity resulting from operations	506,823	476,652	10,118,328	10,067,070	39,092,426	7,399,383	25,901,941	4,076,851

Equity transactions:
Purchase payments received from contract owners (note 3)	42,578	73,658	4,063,637	3,995,243	1,245,973	1,354,188	7,482,483	4,565,862
Transfers between funds	332,045	74,888	(13,802,740)	10,745,795	(2,386,737)	(3,271,794)	1,619,839	(12,273,894)
Redemptions (note 3)	(591,639)	(538,162)	(6,835,327)	(6,545,432)	(17,004,584)	(16,071,373)	(12,485,104)	(12,290,333)
Annuity benefits	-	-	-	-	(14,129)	(20,454)	(4,149)	(3,580)
Contract maintenance charges (note 2)	(1,273)	(1,307)	(346,043)	(351,535)	(73,710)	(78,095)	(550,775)	(554,033)
Contingent deferred sales charges (note 2)	(806)	(49)	(29,529)	(18,869)	(1,743)	(4,261)	(48,484)	(47,766)
Adjustments to maintain reserves	(71)	(84)	(1,580)	(924)	(13,576)	(58,941)	(2,316)	(1,007)

Net equity transactions	(219,166)	(391,056)	(16,951,582)	7,824,278	(18,248,506)	(18,150,730)	(3,988,506)	(20,604,751)

Net change in contract owners’ equity	287,657	85,596	(6,833,254)	17,891,348	20,843,920	(10,751,347)	21,913,435	(16,527,900)
Contract owners’ equity beginning of period	4,009,163	3,923,567	95,485,885	77,594,537	157,549,258	168,300,605	104,615,539	121,143,439

Contract owners’ equity end of period	$4,296,820	4,009,163	88,652,631	95,485,885	178,393,178	157,549,258	126,528,974	104,615,539

CHANGES IN UNITS:
Beginning units	222,753	250,352	6,504,812	6,048,438	10,317,863	11,576,148	7,147,706	8,659,725
Units purchased	42,937	43,921	1,039,170	1,854,694	134,334	136,375	1,505,297	1,170,439
Units redeemed	(54,349)	(71,520)	(2,169,428)	(1,398,320)	(1,184,593)	(1,394,660)	(1,757,960)	(2,682,458)

Ending units	211,341	222,753	5,374,554	6,504,812	9,267,604	10,317,863	6,895,043	7,147,706

	NVMMV1		NVMMV2		SCGF		SCGF2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$5,680	3,317	(832,520)	(135,162)	(77,350)	(69,130)	(500,876)	(452,457)
Realized gain (loss) on investments	(4,603)	(15,247)	7,053,790	9,373,464	(362,488)	(134,522)	(1,420,987)	(2,333,898)
Change in unrealized gain (loss) on investments	41,305	24,970	11,583,847	7,027,811	1,632,695	(698,343)	8,098,689	(2,052,996)
Reinvested capital gains	33,050	26,166	14,016,904	23,525,402	46,948	1,166,798	260,704	6,597,062

Net increase (decrease) in contract owners’ equity resulting from operations	75,432	39,206	31,822,021	39,791,515	1,239,805	264,803	6,437,530	1,757,711

Equity transactions:
Purchase payments received from contract owners (note 3)	26,286	349,271	5,323,214	6,938,102	187,636	114,344	2,757,776	2,018,481
Transfers between funds	97,185	(41,764)	(7,553,420)	(12,745,246)	210,244	(554,877)	(684,447)	(2,022,910)
Redemptions (note 3)	(59,690)	(725)	(28,566,524)	(27,852,861)	(707,729)	(746,759)	(2,802,981)	(2,396,014)
Annuity benefits	-	-	(7,338)	(5,132)	(3,066)	(2,611)	(1,937)	(1,667)
Contract maintenance charges (note 2)	(180)	(264)	(565,677)	(585,708)	(2,066)	(2,085)	(82,997)	(81,833)
Contingent deferred sales charges (note 2)	-	-	(50,354)	(21,673)	(410)	(439)	(14,427)	(3,834)
Adjustments to maintain reserves	(10)	(26)	(2,280)	(1,149)	(58)	(103)	(1,037)	(609)

Net equity transactions	63,591	306,492	(31,422,379)	(34,273,667)	(315,449)	(1,192,530)	(830,050)	(2,488,386)

Net change in contract owners’ equity	139,023	345,698	399,642	5,517,848	924,356	(927,727)	5,607,480	(730,675)
Contract owners’ equity beginning of period	536,981	191,283	276,978,811	271,460,963	5,515,599	6,443,326	29,161,744	29,892,419

Contract owners’ equity end of period	$676,004	536,981	277,378,453	276,978,811	6,439,955	5,515,599	34,769,224	29,161,744

CHANGES IN UNITS:
Beginning units	34,172	14,266	14,406,181	16,383,590	487,634	608,574	1,265,979	1,375,061
Units purchased	8,118	25,806	615,314	1,358,743	98,691	91,609	268,201	320,861
Units redeemed	(4,364)	(5,900)	(2,172,587)	(3,336,152)	(125,245)	(212,549)	(306,356)	(429,943)

Ending units	37,926	34,172	12,848,908	14,406,181	461,080	487,634	1,227,824	1,265,979

	SCVF		SCVF2		SCF		SCF2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(259,677)	(199,817)	(527,360)	(378,528)	(918,272)	(641,649)	(666,458)	(554,531)
Realized gain (loss) on investments	1,424,140	1,004,874	1,086,245	1,194,427	2,763,459	(1,146,451)	1,932,693	3,737,240
Change in unrealized gain (loss) on investments	(356,694)	2,854,353	255,890	3,526,694	1,335,843	4,730,980	437,589	(1,749,516)
Reinvested capital gains	1,490,780	2,953,890	1,985,269	3,596,504	4,680,326	9,770,772	3,193,168	6,362,174

Net increase (decrease) in contract owners’ equity resulting from operations	2,298,549	6,613,300	2,800,044	7,939,097	7,861,356	12,713,652	4,896,992	7,795,367

Equity transactions:
Purchase payments received from contract owners (note 3)	480,886	445,761	2,148,914	2,670,708	783,374	688,804	2,310,736	1,474,026
Transfers between funds	(814,133)	(28,925)	(2,505,964)	2,345,576	(980,533)	(703,427)	(1,614,223)	(1,018,265)
Redemptions (note 3)	(3,516,316)	(3,516,459)	(3,320,415)	(3,634,883)	(7,822,915)	(7,365,772)	(3,896,371)	(4,440,955)
Annuity benefits	(18,983)	(16,257)	(391)	(382)	(23,144)	(17,603)	(4,438)	(3,846)
Contract maintenance charges (note 2)	(10,326)	(10,817)	(91,748)	(83,349)	(24,533)	(25,452)	(118,108)	(117,796)
Contingent deferred sales charges (note 2)	(3,008)	(1,538)	(23,975)	(6,520)	(1,141)	(814)	(7,847)	(12,709)
Adjustments to maintain reserves	1,225	3,188	(914)	(662)	(5,324)	(6,068)	(1,272)	(727)

Net equity transactions	(3,880,655)	(3,125,047)	(3,794,493)	1,290,488	(8,074,216)	(7,430,332)	(3,331,523)	(4,120,272)

Net change in contract owners’ equity	(1,582,106)	3,488,253	(994,449)	9,229,585	(212,860)	5,283,320	1,565,469	3,675,095
Contract owners’ equity beginning of period	33,388,829	29,900,576	43,563,242	34,333,657	70,641,831	65,358,511	44,575,115	40,900,020

Contract owners’ equity end of period	$31,806,723	33,388,829	42,568,793	43,563,242	70,428,971	70,641,831	46,140,584	44,575,115

CHANGES IN UNITS:
Beginning units	827,693	920,025	1,159,257	1,128,122	1,123,947	1,264,093	1,300,494	1,435,176
Units purchased	26,401	40,333	160,427	277,023	25,625	25,171	153,256	231,685
Units redeemed	(119,272)	(132,665)	(259,946)	(245,888)	(145,263)	(165,317)	(248,412)	(366,367)

Ending units	734,822	827,693	1,059,738	1,159,257	1,004,309	1,123,947	1,205,338	1,300,494

	MSBF		NVSTB2		NVOLG1		NVOLG2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$7,723,705	3,668,710	158,686	214,675	(3,056,389)	(1,987,589)	(3,370,753)	(2,370,338)
Realized gain (loss) on investments	1,219,592	1,181,948	(373,471)	(119,458)	6,966,638	7,823,524	5,946,275	7,790,419
Change in unrealized gain (loss) on investments	1,856,964	9,535,654	242,531	1,034,238	68,840,000	(75,795,699)	50,495,293	(58,438,098)
Reinvested capital gains	-	-	-	-	8,565,388	77,242,966	6,339,638	57,481,396

Net increase (decrease) in contract owners’ equity resulting from operations	10,800,261	14,386,312	27,746	1,129,455	81,315,637	7,283,202	59,410,453	4,463,379

Equity transactions:
Purchase payments received from contract owners (note 3)	13,860,113	12,320,508	9,006,339	16,596,882	3,272,507	3,201,995	8,911,553	10,463,575
Transfers between funds	19,810,299	3,366,899	7,176,392	5,622,656	(6,463,971)	26,088,939	(7,005,795)	41,846,431
Redemptions (note 3)	(16,810,428)	(14,046,480)	(10,728,040)	(10,473,889)	(37,198,504)	(38,205,549)	(25,531,825)	(27,408,445)
Annuity benefits	(1,701)	(1,691)	(5,286)	(5,432)	(76,159)	(65,360)	(64,610)	(57,799)
Contract maintenance charges (note 2)	(1,928,747)	(1,808,555)	(1,154,455)	(1,069,424)	(130,854)	(135,589)	(634,056)	(527,349)
Contingent deferred sales charges (note 2)	(78,747)	(81,621)	(54,183)	(87,823)	(6,895)	(6,736)	(77,017)	(51,553)
Adjustments to maintain reserves	(2,047)	(905)	(2,540)	(815)	128,446	127,498	(2,374)	(670)

Net equity transactions	14,848,742	(251,845)	4,238,227	10,582,155	(40,475,430)	(8,994,802)	(24,404,124)	24,264,190

Net change in contract owners’ equity	25,649,003	14,134,467	4,265,973	11,711,610	40,840,207	(1,711,600)	35,006,329	28,727,569
Contract owners’ equity beginning of period	219,107,775	204,973,308	136,173,775	124,462,165	335,918,815	337,630,415	248,532,290	219,804,721

Contract owners’ equity end of period	$244,756,778	219,107,775	140,439,748	136,173,775	376,759,022	335,918,815	283,538,619	248,532,290

CHANGES IN UNITS:
Beginning units	13,615,977	13,639,542	13,257,629	12,236,451	13,924,566	14,295,494	10,651,011	9,578,573
Units purchased	3,143,919	3,485,536	3,142,917	4,134,466	172,502	1,664,907	937,105	3,951,866
Units redeemed	(2,288,717)	(3,509,101)	(2,747,657)	(3,113,288)	(1,666,053)	(2,035,835)	(1,868,801)	(2,879,428)

Ending units	14,471,179	13,615,977	13,652,889	13,257,629	12,431,015	13,924,566	9,719,315	10,651,011

	NVTIV3		EIF		EIF2		NVRE1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$912,410	1,193,323	17,975	5,248	2,738,437	971,209	381,358	331,796
Realized gain (loss) on investments	(1,387,498)	(6,410,621)	3,520	2,736	8,960,328	11,266,104	(3,058,004)	(2,102,637)
Change in unrealized gain (loss) on investments	40,349,225	1,441,431	52,321	30,165	14,406,705	10,351,430	4,347,221	616,200
Reinvested capital gains	-	3,010,072	-	-	-	-	762,632	4,223,345

Net increase (decrease) in contract owners’ equity resulting from operations	39,874,137	(765,795)	73,816	38,149	26,105,470	22,588,743	2,433,207	3,068,704

Equity transactions:
Purchase payments received from contract owners (note 3)	6,651,830	7,076,788	509,651	-	45,178,239	4,740,448	488,253	951,345
Transfers between funds	(11,993,909)	3,866,133	285,649	(52,724)	(10,313,264)	(11,013,149)	(2,168,167)	(830,529)
Redemptions (note 3)	(19,371,234)	(15,427,501)	(351)	(41,902)	(15,170,047)	(13,342,519)	(4,238,639)	(6,183,024)
Annuity benefits	(4,129)	(3,215)	-	-	(5,533)	(4,762)	(3,900)	(3,910)
Contract maintenance charges (note 2)	(1,890,325)	(1,837,314)	(373)	(944)	(969,245)	(997,529)	(14,667)	(17,130)
Contingent deferred sales charges (note 2)	(61,515)	(47,613)	-	-	(42,890)	(49,174)	(2,935)	(4,091)
Adjustments to maintain reserves	(3,303)	(8,205)	(7)	(19)	(2,323)	(1,346)	14	1,383

Net equity transactions	(26,672,585)	(6,380,927)	794,569	(95,589)	18,674,937	(20,668,031)	(5,940,041)	(6,085,956)

Net change in contract owners’ equity	13,201,552	(7,146,722)	868,385	(57,440)	44,780,407	1,920,712	(3,506,834)	(3,017,252)
Contract owners’ equity beginning of period	201,112,080	208,258,802	215,630	273,070	164,101,030	162,180,318	50,577,181	53,594,433

Contract owners’ equity end of period	$214,313,632	201,112,080	1,084,015	215,630	208,881,437	164,101,030	47,070,347	50,577,181

CHANGES IN UNITS:
Beginning units	14,534,440	14,993,808	15,125	22,472	6,230,456	7,132,894	3,544,959	3,980,586
Units purchased	893,690	2,000,302	51,345	132	1,825,756	587,794	80,460	330,869
Units redeemed	(2,617,895)	(2,459,670)	(1,766)	(7,479)	(1,252,241)	(1,490,232)	(486,148)	(766,496)

Ending units	12,810,235	14,534,440	64,704	15,125	6,803,971	6,230,456	3,139,271	3,544,959

	NVRE2		NVLM2		NVLCA2		NCPG2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$338,898	227,623	(27,418)	(25,505)	49,905	2,998	1,968,565	8,828,627
Realized gain (loss) on investments	(5,747,339)	(6,783,748)	30,547	(24,449)	50,211	(12,612)	2,206,702	(4,186)
Change in unrealized gain (loss) on investments	7,982,970	3,592,754	751,543	439,528	741,508	234,243	119,777,312	37,323,703
Reinvested capital gains	1,546,375	7,810,764	141,849	86,751	92,335	31,013	45,837,542	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,120,904	4,847,393	896,521	476,325	933,959	255,642	169,790,121	46,148,144

Equity transactions:
Purchase payments received from contract owners (note 3)	4,968,322	8,217,641	1,059,621	1,610,029	2,286,529	1,013,558	106,993,426	153,172,862
Transfers between funds	(2,348,467)	(4,187,999)	245,303	(45,576)	3,326,707	732,518	(23,603,202)	(49,573,814)
Redemptions (note 3)	(7,919,170)	(8,209,133)	(280,504)	(108,210)	(89,033)	(28,882)	(34,063,783)	(24,393,024)
Annuity benefits	(5,084)	(5,004)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(4,821)	(5,733)	(360)	(289)	(260)	(41)	(14,639,637)	(12,820,075)
Contingent deferred sales charges (note 2)	(26,570)	(22,590)	(190)	(105)	(945)	-	(572,612)	(513,542)
Adjustments to maintain reserves	(1,218)	(971)	(64)	(28)	(168)	(70)	(4,790)	(368)

Net equity transactions	(5,337,008)	(4,213,789)	1,023,806	1,455,821	5,522,830	1,717,083	34,109,402	65,872,039

Net change in contract owners’ equity	(1,216,104)	633,604	1,920,327	1,932,146	6,456,789	1,972,725	203,899,523	112,020,183
Contract owners’ equity beginning of period	94,024,646	93,391,042	7,018,150	5,086,004	3,833,860	1,861,135	1,047,139,959	935,119,776

Contract owners’ equity end of period	$92,808,542	94,024,646	8,938,477	7,018,150	10,290,649	3,833,860	1,251,039,482	1,047,139,959

CHANGES IN UNITS:
Beginning units	6,892,130	7,214,889	612,499	474,175	320,782	170,818	98,053,986	91,651,481
Units purchased	943,806	1,479,417	118,497	169,227	473,161	164,080	11,599,739	16,397,585
Units redeemed	(1,318,628)	(1,802,176)	(34,521)	(30,903)	(53,361)	(14,116)	(8,782,256)	(9,995,080)

Ending units	6,517,308	6,892,130	696,475	612,499	740,582	320,782	100,871,469	98,053,986

	NCPGI2		IDPG2		IDPGI2		NVSIX2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$1,228,440	4,375,654	2,351,263	2,487,826	1,308,925	1,383,311	(412,086)	(176,217)
Realized gain (loss) on investments	816,978	(83,337)	2,385,867	567,662	1,743,905	423,705	(257,187)	(982,152)
Change in unrealized gain (loss) on investments	48,184,895	14,720,774	116,160,409	37,570,315	43,109,598	13,850,661	6,379,416	3,435,833
Reinvested capital gains	18,193,860	1,105,900	9,757,265	-	4,064,369	-	2,855,511	5,953,461

Net increase (decrease) in contract owners’ equity resulting from operations	68,424,173	20,118,991	130,654,804	40,625,803	50,226,797	15,657,677	8,565,654	8,230,925

Equity transactions:
Purchase payments received from contract owners (note 3)	45,438,732	84,300,757	107,488,101	166,284,382	38,597,556	68,500,323	20,151,367	11,598,188
Transfers between funds	(20,229,901)	(26,393,748)	(15,997,901)	(21,190,120)	(8,134,831)	(13,082,968)	6,046,959	303,298
Redemptions (note 3)	(17,303,960)	(12,187,590)	(22,392,810)	(15,411,532)	(14,488,170)	(11,564,831)	(3,346,344)	(2,998,314)
Annuity benefits	-	-	-	-	-	-	(4,174)	(3,567)
Contract maintenance charges (note 2)	(6,819,728)	(6,074,876)	(11,504,949)	(9,422,590)	(5,246,570)	(4,509,874)	(111,575)	(94,861)
Contingent deferred sales charges (note 2)	(362,771)	(298,169)	(415,571)	(353,084)	(248,755)	(316,887)	(23,512)	(18,160)
Adjustments to maintain reserves	(3,891)	(461)	(757)	(254)	(2,076)	(259)	(872)	(369)

Net equity transactions	718,481	39,345,913	57,176,113	119,906,802	10,477,154	39,025,504	22,711,849	8,786,215

Net change in contract owners’ equity	69,142,654	59,464,904	187,830,917	160,532,605	60,703,951	54,683,181	31,277,503	17,017,140
Contract owners’ equity beginning of period	524,456,631	464,991,727	832,143,425	671,610,820	400,604,316	345,921,135	55,881,332	38,864,192

Contract owners’ equity end of period	$593,599,285	524,456,631	1,019,974,342	832,143,425	461,308,267	400,604,316	87,158,835	55,881,332

CHANGES IN UNITS:
Beginning units	49,115,359	45,300,352	77,549,916	65,985,280	37,537,776	33,773,880	3,887,870	3,214,294
Units purchased	4,526,035	8,494,090	10,727,761	17,536,743	4,085,277	6,978,582	2,181,402	1,473,688
Units redeemed	(4,506,925)	(4,679,083)	(5,866,854)	(5,972,107)	(3,166,188)	(3,214,686)	(680,977)	(800,112)

Ending units	49,134,469	49,115,359	82,410,823	77,549,916	38,456,865	37,537,776	5,388,295	3,887,870

	GVEX2		NVMGA2		AMTB		AMGP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$309,082	888,932	(188,243)	(296,394)	(31,715)	(359,173)	-	-
Realized gain (loss) on investments	5,816,443	2,311,644	503,612	(101,549)	(407,217)	(2,100,495)	-	-
Change in unrealized gain (loss) on investments	72,015,228	23,238,514	26,345,510	1,768,818	(39,934)	2,238,235	-	-
Reinvested capital gains	13,426,422	6,637,887	-	1,465,616	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	91,567,175	33,076,977	26,660,879	2,836,491	(478,866)	(221,433)	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	122,138,764	91,862,853	65,240,808	85,822,525	739,023	1,174,958	10	-
Transfers between funds	16,030,742	28,914,776	(8,292,458)	2,049,712	5,147,668	2,361,680	-	-
Redemptions (note 3)	(34,096,234)	(21,956,943)	(4,102,714)	(999,887)	(11,786,973)	(13,649,883)	-	-
Annuity benefits	(7,660)	(6,027)	-	-	(5,266)	(5,443)	-	-
Contract maintenance charges (note 2)	(465,582)	(345,808)	(1,735,345)	(649,362)	(511,049)	(539,689)	-	-
Contingent deferred sales charges (note 2)	(344,011)	(126,901)	(62,558)	(24,863)	(9,639)	(8,210)	-	-
Adjustments to maintain reserves	(2,416)	16,319	(366)	(174)	(990)	(8,923)	(10)	-

Net equity transactions	103,253,603	98,358,269	51,047,367	86,197,951	(6,427,226)	(10,675,510)	-	-

Net change in contract owners’ equity	194,820,778	131,435,246	77,708,246	89,034,442	(6,906,092)	(10,896,943)	-	-
Contract owners’ equity beginning of period	421,842,830	290,407,584	138,538,134	49,503,692	88,848,916	99,745,859	-	-

Contract owners’ equity end of period	$616,663,608	421,842,830	216,246,380	138,538,134	81,942,824	88,848,916	-	-

CHANGES IN UNITS:
Beginning units	29,882,432	22,546,059	14,720,771	5,340,045	7,701,381	8,637,198	-	-
Units purchased	12,031,131	12,143,050	6,644,869	10,106,675	800,593	2,026,855	-	-
Units redeemed	(5,329,305)	(4,806,677)	(1,696,244)	(725,949)	(1,407,516)	(2,962,672)	-	-

Ending units	36,584,258	29,882,432	19,669,396	14,720,771	7,094,458	7,701,381	-	-

	AMINS		AMCG		AMMCGS		AMTP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(816)	(1,507)	(188)	(174)	(42,627)	(39,904)	(117)	(79)
Realized gain (loss) on investments	2,147	(2,030)	211	(222)	25,949	(70,144)	274	202
Change in unrealized gain (loss) on investments	25,059	1,839	1,786	105	533,826	30,139	1,012	1,655
Reinvested capital gains	-	520	175	498	59,030	130,791	381	1,077

Net increase (decrease) in contract owners’ equity resulting from operations	26,390	(1,178)	1,984	207	576,178	50,882	1,550	2,855

Equity transactions:
Purchase payments received from contract owners (note 3)	54,823	32,669	-	-	30,932	26,562	-	208
Transfers between funds	80,614	3,966	-	-	618,911	(379,743)	-	-
Redemptions (note 3)	(9,329)	(35,277)	-	-	(338,443)	(409,598)	-	(208)
Annuity benefits	-	-	(3,375)	(2,989)	-	-	(921)	(789)
Contract maintenance charges (note 2)	-	(509)	-	-	(1,050)	(998)	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	(43)	-	-
Adjustments to maintain reserves	(31)	(22)	3,113	2,039	(208)	(64)	107	89

Net equity transactions	126,077	827	(262)	(950)	310,142	(763,884)	(814)	(700)

Net change in contract owners’ equity	152,467	(351)	1,722	(743)	886,320	(713,002)	736	2,155
Contract owners’ equity beginning of period	95,716	96,067	12,891	13,634	2,432,375	3,145,377	13,838	11,683

Contract owners’ equity end of period	$248,183	95,716	14,613	12,891	3,318,695	2,432,375	14,574	13,838

CHANGES IN UNITS:
Beginning units	7,651	7,363	-	-	82,950	108,418	-	-
Units purchased	9,667	6,017	-	-	27,613	6,050	-	5
Units redeemed	(1,894)	(5,729)	-	-	(18,935)	(31,518)	-	(5)

Ending units	15,424	7,651	-	-	91,628	82,950	-	-

	AMSRS		NOTB4		NOTG4		NOTMG4
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(171,049)	(141,129)	(81,354)	(96,739)	(38,733)	(31,542)	(43,432)	(53,533)
Realized gain (loss) on investments	1,799,817	2,173,810	29,813	(52,732)	(8,039)	(92,373)	(14,720)	(83,272)
Change in unrealized gain (loss) on investments	699,387	(1,205,183)	954,511	626,605	1,556,488	442,599	973,713	485,890
Reinvested capital gains	700,941	671,982	18,153	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,029,096	1,499,480	921,123	477,134	1,509,716	318,684	915,561	349,085

Equity transactions:
Purchase payments received from contract owners (note 3)	175,325	102,958	86,012	181,664	33,236	240,075	4,590	31,390
Transfers between funds	(982,653)	(1,281,538)	(360,452)	(467,736)	(1,010)	(175,164)	(168,624)	(338,397)
Redemptions (note 3)	(2,346,554)	(2,444,879)	(712,119)	(1,154,760)	(550,062)	(990,148)	(480,157)	(755,831)
Annuity benefits	(23,127)	(20,606)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(3,715)	(4,408)	(357)	(393)	(185)	(241)	(107)	(168)
Contingent deferred sales charges (note 2)	(428)	(4,664)	(11,934)	(13,697)	(28,844)	(1,596)	(16,975)	(184)
Adjustments to maintain reserves	(404)	(188)	18,500	(123)	(221)	(150)	(186)	(152)

Net equity transactions	(3,181,556)	(3,653,325)	(980,350)	(1,455,045)	(547,086)	(927,224)	(661,459)	(1,063,342)

Net change in contract owners’ equity	(152,460)	(2,153,845)	(59,227)	(977,911)	962,630	(608,540)	254,102	(714,257)
Contract owners’ equity beginning of period	19,323,077	21,476,922	11,591,799	12,569,710	10,223,761	10,832,301	8,281,252	8,995,509

Contract owners’ equity end of period	$19,170,617	19,323,077	11,532,572	11,591,799	11,186,391	10,223,761	8,535,354	8,281,252

CHANGES IN UNITS:
Beginning units	731,358	879,767	1,100,769	1,241,805	957,595	1,049,821	764,557	862,211
Units purchased	24,243	24,069	16,080	29,582	15,347	33,845	8,180	7,436
Units redeemed	(134,958)	(172,478)	(107,081)	(170,618)	(64,619)	(126,071)	(66,405)	(105,090)

Ending units	620,643	731,358	1,009,768	1,100,769	908,323	957,595	706,332	764,557

	OVIGS		OVMS		OVCAFS		OVGR
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(252,889)	(257,230)	179,975	316,385	-	-	-	-
Realized gain (loss) on investments	576,816	(460,440)	(152,876)	(339,097)	-	(12)	-	-
Change in unrealized gain (loss) on investments	9,868,542	(1,341,672)	2,149,575	1,179,055	-	-	-	-
Reinvested capital gains	-	717,496	-	-	-	20	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,192,469	(1,341,846)	2,176,674	1,156,343	-	8	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	9,144,360	7,629,718	208,304	199,941	6	5	-	-
Transfers between funds	5,176,296	3,101,814	(109,342)	(63,939)	(6)	24	(64)	-
Redemptions (note 3)	(2,207,002)	(1,450,775)	(3,759,978)	(2,948,286)	-	-	-	-
Annuity benefits	-	-	(7,989)	(8,613)	-	-	-	-
Contract maintenance charges (note 2)	(212,843)	(141,180)	(12,390)	(14,012)	-	(29)	64	-
Contingent deferred sales charges (note 2)	(22,530)	(13,767)	(111)	(508)	-	-	-	-
Adjustments to maintain reserves	(551)	(445)	370	414	-	(8)	-	-

Net equity transactions	11,877,730	9,125,365	(3,681,136)	(2,835,003)	-	(8)	-	-

Net change in contract owners’ equity	22,070,199	7,783,519	(1,504,462)	(1,678,660)	-	-	-	-
Contract owners’ equity beginning of period	34,817,879	27,034,360	29,495,965	31,174,625	-	-	-	-

Contract owners’ equity end of period	$56,888,078	34,817,879	27,991,503	29,495,965	-	-	-	-

CHANGES IN UNITS:
Beginning units	3,977,900	2,958,757	916,811	1,007,502	-	-	-	-
Units purchased	2,440,543	1,625,532	15,272	16,728	-	-	-	-
Units redeemed	(1,201,172)	(606,389)	(122,897)	(107,419)	-	-	-	-

Ending units	5,217,271	3,977,900	809,186	916,811	-	-	-	-

	OVB		OVGS		OVGSS		OVIG
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$212,748	531,261	(561,728)	(337,233)	(920,751)	(745,611)	7,067	4,349
Realized gain (loss) on investments	(834,800)	(1,788,116)	4,039,985	637,098	319,734	(2,454,535)	5,639	(30,169)
Change in unrealized gain (loss) on investments	1,255,050	1,727,041	37,978,605	(11,450,143)	33,761,052	(5,806,408)	171,863	(7,883)
Reinvested capital gains	-	-	-	8,617,596	-	6,747,665	-	15,325

Net increase (decrease) in contract owners’ equity resulting from operations	632,998	470,186	41,456,862	(2,532,682)	33,160,035	(2,258,889)	184,569	(18,378)

Equity transactions:
Purchase payments received from contract owners (note 3)	255,551	362,329	1,358,176	1,452,450	7,206,608	5,597,293	593,709	42,098
Transfers between funds	(269,009)	(631,946)	(1,579,526)	(3,821,703)	215,378	(6,010,098)	(150,298)	22,758
Redemptions (note 3)	(2,229,734)	(3,054,434)	(14,665,738)	(14,382,079)	(9,724,416)	(8,559,499)	(24,626)	(55,424)
Annuity benefits	(7,682)	(8,553)	(19,807)	(20,933)	(24,203)	(20,457)	-	-
Contract maintenance charges (note 2)	(7,726)	(9,375)	(42,719)	(44,589)	(5,257)	(5,641)	(663)	(1,570)
Contingent deferred sales charges (note 2)	(372)	(150)	(1,856)	(2,398)	(19,408)	(19,024)	-	-
Adjustments to maintain reserves	(9,968)	3,850	(11,371)	(19,654)	(1,259)	10,667	(21)	(14)

Net equity transactions	(2,268,940)	(3,338,279)	(14,962,841)	(16,838,906)	(2,352,557)	(9,006,759)	418,101	7,848

Net change in contract owners’ equity	(1,635,942)	(2,868,093)	26,494,021	(19,371,588)	30,807,478	(11,265,648)	602,670	(10,530)
Contract owners’ equity beginning of period	20,520,594	23,388,687	124,910,238	144,281,826	98,271,078	109,536,726	587,155	597,685

Contract owners’ equity end of period	$18,884,652	20,520,594	151,404,259	124,910,238	129,078,556	98,271,078	1,189,825	587,155

CHANGES IN UNITS:
Beginning units	1,005,802	1,172,022	2,245,312	2,550,963	3,380,606	3,696,242	54,895	54,413
Units purchased	24,460	74,598	53,323	46,822	594,832	359,461	50,591	13,105
Units redeemed	(134,427)	(240,818)	(273,720)	(352,473)	(638,578)	(675,097)	(17,048)	(12,623)

Ending units	895,835	1,005,802	2,024,915	2,245,312	3,336,860	3,380,606	88,438	54,895

	OVGI		OVGIS		OVSC		OVSCS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(4,604)	(21,158)	(1,036,994)	(1,323,150)	(32,723)	(54,050)	(914,044)	(1,175,763)
Realized gain (loss) on investments	830,392	1,032,545	18,097,169	13,602,674	(124,306)	(386,061)	2,644,829	2,978,870
Change in unrealized gain (loss) on investments	762,963	(1,266,205)	7,678,236	(17,663,763)	634,448	1,221,333	4,278,637	7,995,475
Reinvested capital gains	211,724	1,403,124	3,455,936	22,474,084	388,436	250,595	5,338,915	3,451,561

Net increase (decrease) in contract owners’ equity resulting from operations	1,800,475	1,148,306	28,194,347	17,089,845	865,855	1,031,817	11,348,337	13,250,143

Equity transactions:
Purchase payments received from contract owners (note 3)	444,132	348,375	7,123,445	11,755,142	179,046	372,285	6,796,899	6,195,949
Transfers between funds	(149,602)	981,229	(12,406,042)	(1,573,903)	(305,856)	460,915	(4,132,249)	(6,874,029)
Redemptions (note 3)	(2,104,009)	(1,900,864)	(20,718,292)	(19,640,177)	(1,058,181)	(1,277,779)	(6,786,445)	(6,999,693)
Annuity benefits	(3,462)	(3,116)	(7,629)	(6,333)	(749)	(642)	(14,981)	(12,086)
Contract maintenance charges (note 2)	(6,337)	(6,686)	(1,120,037)	(1,062,670)	(1,748)	(1,824)	(392,368)	(384,613)
Contingent deferred sales charges (note 2)	(1,840)	(2,095)	(49,506)	(46,768)	(1,501)	(302)	(25,945)	(20,947)
Adjustments to maintain reserves	(139)	(116)	(1,448)	(2,868)	(15)	(81)	(1,298)	(6,183)

Net equity transactions	(1,821,257)	(583,273)	(27,179,509)	(10,577,577)	(1,189,004)	(447,428)	(4,556,387)	(8,101,602)

Net change in contract owners’ equity	(20,782)	565,033	1,014,838	6,512,268	(323,149)	584,389	6,791,950	5,148,541
Contract owners’ equity beginning of period	12,356,217	11,791,184	202,622,114	196,109,846	7,330,405	6,746,016	95,867,401	90,718,860

Contract owners’ equity end of period	$12,335,435	12,356,217	203,636,952	202,622,114	7,007,256	7,330,405	102,659,351	95,867,401

CHANGES IN UNITS:
Beginning units	735,994	774,547	7,923,779	8,384,656	397,141	425,587	2,592,935	2,845,336
Units purchased	34,260	123,386	590,097	1,462,689	46,511	90,493	359,313	416,667
Units redeemed	(132,598)	(161,939)	(1,574,533)	(1,923,566)	(106,606)	(118,939)	(469,668)	(669,068)

Ending units	637,656	735,994	6,939,343	7,923,779	337,046	397,141	2,482,580	2,592,935

	OVAG		OVSB		OVSBS		PMVAAD
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(124,931)	(125,618)	19,731	63,986	41,386	270,827	1,316,647	376,147
Realized gain (loss) on investments	575,373	597,430	(27,469)	(57,186)	(180,139)	(250,735)	(497,387)	(1,253,885)
Change in unrealized gain (loss) on investments	897,749	(1,150,019)	97,107	78,989	501,230	388,386	4,150,015	5,262,887
Reinvested capital gains	961,870	736,944	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,310,061	58,737	89,369	85,789	362,477	408,478	4,969,275	4,385,149

Equity transactions:
Purchase payments received from contract owners (note 3)	228,495	299,820	101,392	151,659	13,886	89,829	3,643,586	1,976,694
Transfers between funds	432,046	(846,715)	(23,629)	207,045	13,345	(307,963)	(2,006,853)	(1,235,949)
Redemptions (note 3)	(1,328,446)	(1,171,228)	(236,173)	(470,130)	(703,307)	(1,194,350)	(2,962,769)	(2,833,014)
Annuity benefits	(132)	(118)	-	-	(120)	(118)	(3,480)	(3,238)
Contract maintenance charges (note 2)	(4,690)	(4,985)	(325)	(314)	(515)	(617)	(1,450)	(1,489)
Contingent deferred sales charges (note 2)	(1,684)	(1,788)	(1,342)	(417)	(771)	(217)	(4,980)	(9,883)
Adjustments to maintain reserves	(122)	672	(51)	(45)	(251)	(254)	(495)	(426)

Net equity transactions	(674,533)	(1,724,342)	(160,128)	(112,202)	(677,733)	(1,413,690)	(1,336,441)	(2,107,305)

Net change in contract owners’ equity	1,635,528	(1,665,605)	(70,759)	(26,413)	(315,256)	(1,005,212)	3,632,834	2,277,844
Contract owners’ equity beginning of period	8,947,105	10,612,710	1,841,821	1,868,234	8,319,547	9,324,759	43,815,680	41,537,836

Contract owners’ equity end of period	$10,582,633	8,947,105	1,771,062	1,841,821	8,004,291	8,319,547	47,448,514	43,815,680

CHANGES IN UNITS:
Beginning units	975,796	1,168,293	178,847	190,671	821,814	964,234	4,281,948	4,507,663
Units purchased	96,914	72,946	21,368	43,474	69,770	77,490	609,254	669,749
Units redeemed	(164,554)	(265,443)	(36,222)	(55,298)	(134,773)	(219,910)	(734,650)	(895,464)

Ending units	908,156	975,796	163,993	178,847	756,811	821,814	4,156,552	4,281,948

	PMVFAD		PMVLAD		PMVTRD		PMVRSD
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(21,802)	(116,856)	(1,128,914)	(518,363)	1,272,327	1,333,009	9,142	442
Realized gain (loss) on investments	(291,357)	(1,653,999)	(1,160,077)	(924,259)	(1,128,989)	(1,858,001)	(1,476)	(5,958)
Change in unrealized gain (loss) on investments	1,832,915	1,614,844	1,178,495	486,725	10,516,009	3,563,617	(5,744)	15,905
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners' equity resulting from operations	1,519,756	(156,011)	(1,110,496)	(955,897)	10,659,347	3,038,625	1,922	10,389

Equity transactions:
Purchase payments received from contract owners (note 3)	691,756	1,806,717	17,816,505	27,579,776	24,982,231	31,475,433	14,911	-
Transfers between funds	(1,038,342)	(589,469)	13,032,953	7,845,912	17,179,938	2,043,108	5,652	8,542
Redemptions (note 3)	(2,046,896)	(2,456,028)	(32,730,400)	(29,472,633)	(22,052,218)	(19,698,856)	(1,951)	(7,417)
Annuity benefits	-	-	(1,922)	(1,789)	(1,546)	(1,132)	-	-
Contract maintenance charges (note 2)	(909)	(1,155)	(3,761,186)	(3,607,455)	(2,299,274)	(2,106,113)	-	-
Contingent deferred sales charges (note 2)	(11,056)	(13,729)	(160,974)	(180,937)	(151,879)	(151,118)	-	-
Adjustments to maintain reserves	1,150	119	17,813	2,238	18,075	24,501	(3)	(6)

Net equity transactions	(2,404,297)	(1,253,545)	(5,787,211)	2,165,112	17,675,327	11,585,823	18,609	1,119

Net change in contract owners' equity	(884,541)	(1,409,556)	(6,897,707)	1,209,215	28,334,674	14,624,448	20,531	11,508
Contract owners' equity beginning of period	18,641,304	20,050,860	418,575,292	417,366,077	325,838,082	311,213,634	74,957	63,449

Contract owners' equity end of period	$17,756,763	18,641,304	411,677,585	418,575,292	354,172,756	325,838,082	95,488	74,957

CHANGES IN UNITS:
Beginning units	1,723,219	1,869,995	37,135,940	36,964,975	30,683,591	29,606,252	12,213	11,828
Units purchased	242,575	1,141,771	5,619,892	9,117,309	5,845,486	7,850,470	3,495	1,920
Units redeemed	(461,205)	(1,288,547)	(6,147,834)	(8,946,344)	(4,233,855)	(6,773,131)	(378)	(1,535)

Ending units	1,504,589	1,723,219	36,607,998	37,135,940	32,295,222	30,683,591	15,330	12,213

	PMVEBD		PMVHYD		PMVSTA		PMVFHA
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$325,264	225,601	7,362	12,438	19,466	1,368	5,827	1,258
Realized gain (loss) on investments	5,961	(131,516)	11,381	(149)	29,137	6,816	770	1,764
Change in unrealized gain (loss) on investments	357,795	445,758	(6,966)	15,888	76,351	(13,237)	(3,657)	3,983
Reinvested capital gains	-	-	-	-	-	41,994	-	453

Net increase (decrease) in contract owners' equity resulting from operations	689,020	539,843	11,777	28,177	124,954	36,941	2,940	7,458

Equity transactions:
Purchase payments received from contract owners (note 3)	2,219,663	1,688,150	15,459	142,600	8,769,278	4,705,591	7,512	22,611
Transfers between funds	2,363,044	1,438,486	15,597	78,796	7,687,918	7,096,576	3,327	(35,308)
Redemptions (note 3)	(724,459)	(441,049)	(240,390)	(881)	(1,337,087)	(2,181,039)	(529)	(3,490)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(555)	(324)	-	-	(89,820)	(8,816)	-	-
Contingent deferred sales charges (note 2)	(3,257)	(4,245)	-	-	(14,986)	(107,175)	-	-
Adjustments to maintain reserves	409	(459)	71	(81)	(288)	(885)	(8)	(2)

Net equity transactions	3,854,845	2,680,559	(209,263)	220,434	15,015,015	9,504,252	10,302	(16,189)

Net change in contract owners' equity	4,543,865	3,220,402	(197,486)	248,611	15,139,969	9,541,193	13,242	(8,731)
Contract owners' equity beginning of period	7,844,517	4,624,115	334,267	85,656	9,541,193	-	121,889	130,620

Contract owners' equity end of period	$12,388,382	7,844,517	136,781	334,267	24,681,162	9,541,193	135,131	121,889

CHANGES IN UNITS:
Beginning units	804,800	529,314	29,352	8,419	944,987	-	10,635	12,103
Units purchased	585,159	466,504	3,442	24,350	2,230,937	1,261,786	2,694	2,390
Units redeemed	(216,121)	(191,018)	(21,460)	(3,417)	(752,450)	(316,799)	(1,801)	(3,858)

Ending units	1,173,838	804,800	11,334	29,352	2,423,474	944,987	11,528	10,635

	PMVRA		GVSSCS		GVGMNS		GVSIA
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$2,923	2,672	126	1,132	(128,315)	(113,570)	26	125
Realized gain (loss) on investments	(4,247)	(1,085)	815	(6,115)	37,273	(34,855)	(1)	-
Change in unrealized gain (loss) on investments	6,441	4,872	(26,229)	26,003	845,169	374,107	(272)	(98)
Reinvested capital gains	-	-	62,884	5,008	256,448	-	-	-

Net increase (decrease) in contract owners' equity resulting from operations	5,117	6,459	37,596	26,028	1,010,575	225,682	(247)	27

Equity transactions:
Purchase payments received from contract owners (note 3)	71,822	16,363	181,416	46,924	1,175,926	1,516,530	-	-
Transfers between funds	237	22,164	182,750	19,739	44,154	(525,736)	5,551	-
Redemptions (note 3)	(62,348)	(22,225)	(5,510)	(13,017)	(628,877)	(494,328)	-	-
Annuity benefits	-	-	-	-	(1,659)	(1,576)	-	-
Contract maintenance charges (note 2)	(426)	(216)	(81)	(97)	(425)	(450)	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	(4,336)	(1,635)	-	-
Adjustments to maintain reserves	8	(31)	(10)	(10)	(357)	(201)	1	(1)

Net equity transactions	9,293	16,055	358,565	53,539	584,426	492,604	5,552	(1)

Net change in contract owners' equity	14,410	22,514	396,161	79,567	1,595,001	718,286	5,305	26
Contract owners' equity beginning of period	158,754	136,240	199,166	119,599	8,740,753	8,022,467	7,614	7,588

Contract owners' equity end of period	$173,164	158,754	595,327	199,166	10,335,754	8,740,753	12,919	7,614

CHANGES IN UNITS:
Beginning units	17,059	15,317	12,674	9,328	788,900	742,713	770	770
Units purchased	8,755	4,488	22,530	5,911	145,008	177,225	573	-
Units redeemed	(7,744)	(2,746)	(1,006)	(2,565)	(96,092)	(131,038)	-	-

Ending units	18,070	17,059	34,198	12,674	837,816	788,900	1,343	770

	PVEIB		PVGOB		PVTIGB		ROCSC
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(16,222)	-	(18,086)	(1,701)	2,090	(5,536)	1,982	4,377
Realized gain (loss) on investments	9,780	-	44,927	584	78,678	(20,924)	(15,820)	(37,684)
Change in unrealized gain (loss) on investments	193,373	-	284,232	7,288	546,077	20,611	34,099	31,066
Reinvested capital gains	-	-	15,659	-	-	-	-	54,581

Net increase (decrease) in contract owners' equity resulting from operations	186,931	-	326,732	6,171	626,845	(5,849)	20,261	52,340

Equity transactions:
Purchase payments received from contract owners (note 3)	4,516	-	1,623	-	2,278,219	729,797	14,911	40,376
Transfers between funds	1,839,350	-	433,017	1,050,468	569,217	704,654	5,576	(34,086)
Redemptions (note 3)	(150,344)	-	(119,844)	(38,506)	(89,758)	(34,361)	(583)	(6,945)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(146)	-	(149)	(25)	(5,772)	(96)	(168)	(174)
Contingent deferred sales charges (note 2)	-	-	(13)	-	(181)	-	-	-
Adjustments to maintain reserves	16,019	-	(89)	(7)	(137)	(36)	-	(7)

Net equity transactions	1,709,395	-	314,545	1,011,930	2,751,588	1,399,958	19,736	(836)

Net change in contract owners' equity	1,896,326	-	641,277	1,018,101	3,378,433	1,394,109	39,997	51,504
Contract owners' equity beginning of period	-	-	1,018,101	-	1,605,654	211,545	339,279	287,775

Contract owners' equity end of period	$1,896,326	-	1,659,378	1,018,101	4,984,087	1,605,654	379,276	339,279

CHANGES IN UNITS:
Beginning units	-	-	98,505	-	96,688	11,987	24,702	25,239
Units purchased	184,224	-	53,574	102,352	171,083	95,584	3,406	4,580
Units redeemed	(15,690)	-	(27,651)	(3,847)	(29,460)	(10,883)	(1,799)	(5,117)

Ending units	168,534	-	124,428	98,505	238,311	96,688	26,309	24,702

	RVARS		TRBCG2		TREI2		TRHS2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(267,963)	(252,011)	-	-	-	126	(3,830,082)	(3,746,067)
Realized gain (loss) on investments	104,753	114,785	91	206	(2)	167	8,672,366	19,930,511
Change in unrealized gain (loss) on investments	480,585	(210,701)	(12)	13	3	(3)	37,018,840	(52,424,848)
Reinvested capital gains	-	-	4	-	-	3	10,590,128	1,633,521

Net increase (decrease) in contract owners' equity resulting from operations	317,375	(347,927)	83	219	1	293	52,451,252	(34,606,883)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,009,249	1,959,513	-	(3,873)	-	7	19,036,845	21,592,404
Transfers between funds	(95,296)	(310,024)	-	(6,937)	-	35	(9,266,457)	(40,919,629)
Redemptions (note 3)	(925,631)	(827,782)	-	10,925	-	-	(19,723,959)	(22,137,100)
Annuity benefits	(2,193)	(1,691)	-	-	-	-	(2,823)	(2,352)
Contract maintenance charges (note 2)	(390)	(687)	-	(109)	-	(42)	(15,882)	(20,338)
Contingent deferred sales charges (note 2)	(6,324)	(4,300)	-	-	-	-	(67,000)	(97,708)
Adjustments to maintain reserves	(298)	(282)	(83)	(225)	(1)	(293)	(1,114)	(1,261)

Net equity transactions	(20,883)	814,747	(83)	(219)	(1)	(293)	(10,040,390)	(41,585,984)

Net change in contract owners' equity	296,492	466,820	-	-	-	-	42,410,862	(76,192,867)
Contract owners' equity beginning of period	16,009,346	15,542,526	-	-	-	-	213,313,931	289,506,798

Contract owners' equity end of period	$16,305,838	16,009,346	-	-	-	-	255,724,793	213,313,931

CHANGES IN UNITS:
Beginning units	1,602,954	1,522,175	-	-	-	-	7,778,961	9,260,603
Units purchased	233,367	423,775	-	(917)	-	-	1,681,793	2,305,302
Units redeemed	(236,283)	(342,996)	-	917	-	-	(2,019,045)	(3,786,944)

Ending units	1,600,038	1,602,954	-	-	-	-	7,441,709	7,778,961

	VWHAS		VWBF		VWEM		VWHA
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(539,452)	(460,591)	76,006	(104,286)	(168,681)	(138,995)	(253,020)	(195,143)
Realized gain (loss) on investments	2,652,627	(6,935,915)	(384,033)	(472,116)	425,490	(599,416)	(1,089,868)	(1,546,779)
Change in unrealized gain (loss) on investments	(4,423,588)	18,949,667	1,091,016	966,910	6,909,610	491,709	509,124	8,634,000
Reinvested capital gains	-	-	-	-	-	87,449	-	-

Net increase (decrease) in contract owners' equity resulting from operations	(2,310,413)	11,553,161	782,989	390,508	7,166,419	(159,253)	(833,764)	6,892,078

Equity transactions:
Purchase payments received from contract owners (note 3)	3,091,865	4,928,184	74,926	48,885	148,298	255,977	37,203	(147)
Transfers between funds	(7,745,840)	10,951,547	(2,384)	(238,844)	2,321,184	(596,352)	(789,978)	(1,006,469)
Redemptions (note 3)	(4,118,106)	(4,377,717)	(868,794)	(792,647)	(3,780,615)	(2,108,035)	(1,964,749)	(2,097,063)
Annuity benefits	(1,620)	(1,361)	(3,703)	(3,563)	(2,306)	(1,872)	(3,306)	(1,253)
Contract maintenance charges (note 2)	(2,540)	(2,920)	(2,970)	(3,353)	(6,174)	(6,469)	(7,516)	(8,695)
Contingent deferred sales charges (note 2)	(32,276)	(37,088)	(507)	(69)	(76)	(256)	(244)	(1,537)
Adjustments to maintain reserves	(571)	(638)	734	668	496	195	(954)	(25)

Net equity transactions	(8,809,088)	11,460,007	(802,698)	(988,923)	(1,319,193)	(2,456,812)	(2,729,544)	(3,115,189)

Net change in contract owners' equity	(11,119,501)	23,013,168	(19,709)	(598,415)	5,847,226	(2,616,065)	(3,563,308)	3,776,889
Contract owners' equity beginning of period	43,132,934	20,119,766	7,402,431	8,000,846	15,145,638	17,761,703	21,421,950	17,645,061

Contract owners' equity end of period	$32,013,433	43,132,934	7,382,722	7,402,431	20,992,864	15,145,638	17,858,642	21,421,950

CHANGES IN UNITS:
Beginning units	5,646,906	3,711,701	344,888	391,393	699,218	809,875	968,351	1,147,129
Units purchased	2,129,530	6,556,049	15,424	3,521	204,695	37,585	2,510	4,662
Units redeemed	(3,442,784)	(4,620,844)	(48,462)	(50,026)	(253,784)	(148,242)	(148,249)	(183,440)

Ending units	4,333,652	5,646,906	311,850	344,888	650,129	699,218	822,612	968,351

	VYDS		WRPMAV		WRPMCV		WRPMMV
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(1,023)	(996)	4,704	46,661	803	3,108	(136)	11,275
Realized gain (loss) on investments	10,265	104,384	(11,652)	(37,839)	(7,633)	(7,299)	(1,273)	(19,258)
Change in unrealized gain (loss) on investments	26,829	(112,715)	1,196,095	(279,474)	179,561	(50,661)	567,765	(117,244)
Reinvested capital gains	2,524	14,326	316,533	491,661	46,122	73,390	153,374	250,048

Net increase (decrease) in contract owners' equity resulting from operations	38,595	4,999	1,505,680	221,009	218,853	18,538	719,730	124,821

Equity transactions:
Purchase payments received from contract owners (note 3)	-	6,988	83,524	1,471,357	(40,650)	19,699	50,172	1,518,214
Transfers between funds	(17,544)	(41,723)	(57,741)	(85,263)	240,876	(443,609)	(207,826)	(315,474)
Redemptions (note 3)	(2,380)	(176,028)	(2,223,754)	(427,787)	(251,552)	(21,784)	(1,663,207)	(1,044,295)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(49)	(63)	(93,769)	(84,169)	(16,038)	(20,970)	(52,136)	(56,404)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(57)	7	(3)	(5)	(12)	8	(16)	(8)

Net equity transactions	(20,030)	(210,819)	(2,291,743)	874,133	(67,376)	(466,656)	(1,873,013)	102,033

Net change in contract owners' equity	18,565	(205,820)	(786,063)	1,095,142	151,477	(448,118)	(1,153,283)	226,854
Contract owners' equity beginning of period	173,052	378,872	11,054,154	9,959,012	1,917,733	2,365,851	6,633,673	6,406,819

Contract owners' equity end of period	$191,617	173,052	10,268,091	11,054,154	2,069,210	1,917,733	5,480,390	6,633,673

CHANGES IN UNITS:
Beginning units	8,424	18,880	978,660	898,769	176,118	219,006	594,742	581,842
Units purchased	-	348	7,134	135,351	17,714	2,906	4,632	142,780
Units redeemed	(947)	(10,804)	(196,514)	(55,460)	(23,220)	(45,794)	(165,300)	(129,880)

Ending units	7,477	8,424	789,280	978,660	170,612	176,118	434,074	594,742

	WRASP		WRHIP		WRMCG		WRPAP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(257,851)	(2,221,987)	5,203,044	4,827,670	(1,169,705)	(1,035,384)	-	471
Realized gain (loss) on investments	(8,568,751)	(12,202,647)	(4,571,604)	(3,043,953)	594,763	164,565	(6,256)	(79)
Change in unrealized gain (loss) on investments	35,405,323	4,931,900	4,411,584	9,676,013	14,491,094	186,565	9,242	(2,759)
Reinvested capital gains	-	-	-	-	2,114,920	3,555,019	555	4,334

Net increase (decrease) in contract owners' equity resulting from operations	26,578,721	(9,492,734)	5,043,024	11,459,730	16,031,072	2,870,765	3,541	1,967

Equity transactions:
Purchase payments received from contract owners (note 3)	3,105,390	8,124,280	4,662,187	9,415,788	5,856,216	6,866,241	-	-
Transfers between funds	(17,891,610)	(35,776,874)	(1,100,849)	1,415,157	(1,639,400)	(3,622,335)	(41,950)	627
Redemptions (note 3)	(12,536,914)	(17,392,385)	(10,034,144)	(8,455,209)	(3,878,405)	(3,834,856)	-	-
Annuity benefits	(10,747)	(10,074)	(1,528)	(819)	-	-	-	-
Contract maintenance charges (note 2)	(7,291)	(9,395)	(3,999)	(3,266)	(255,357)	(225,202)	-	-
Contingent deferred sales charges (note 2)	(56,082)	(44,136)	(25,163)	(23,696)	(23,416)	(22,901)	-	-
Adjustments to maintain reserves	(1,204)	(1,171)	(698)	(967)	(886)	(739)	(4)	2

Net equity transactions	(27,398,458)	(45,109,755)	(6,504,194)	2,346,988	58,752	(839,792)	(41,954)	629

Net change in contract owners' equity	(819,737)	(54,602,489)	(1,461,170)	13,806,718	16,089,824	2,030,973	(38,413)	2,596
Contract owners' equity beginning of period	177,316,939	231,919,428	94,105,725	80,299,007	65,172,036	63,141,063	47,246	44,650

Contract owners' equity end of period	$176,497,202	177,316,939	92,644,555	94,105,725	81,261,860	65,172,036	8,833	47,246

CHANGES IN UNITS:
Beginning units	13,254,020	16,605,015	7,643,664	7,441,642	4,939,721	5,000,233	3,698	3,648
Units purchased	589,980	1,264,976	3,969,751	2,427,230	682,872	1,015,251	8	59
Units redeemed	(2,495,406)	(4,615,971)	(4,457,853)	(2,225,208)	(689,511)	(1,075,763)	(3,122)	(9)

Ending units	11,348,594	13,254,020	7,155,562	7,643,664	4,933,082	4,939,721	584	3,698

	WRPCP		WRPMP		WRPMAP		WRPMCP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$10,794	24,570	108,387	273,205	229,115	602,922	27,743	64,751
Realized gain (loss) on investments	(224,943)	(93,770)	(5,424)	(177,850)	154,405	(84,947)	(45,087)	(57,194)
Change in unrealized gain (loss) on investments	316,369	(58,011)	2,205,496	(1,550,674)	4,185,923	(2,904,000)	479,389	(340,543)
Reinvested capital gains	110,252	199,303	1,612,031	2,373,487	3,133,677	4,399,437	315,145	522,163

Net increase (decrease) in contract owners' equity resulting from operations	212,472	72,092	3,920,490	918,168	7,703,120	2,013,412	777,190	189,177

Equity transactions:
Purchase payments received from contract owners (note 3)	336,546	10,166	154,801	861,682	763,198	2,185,210	184,166	175,263
Transfers between funds	(123,090)	(15,724)	(46,902)	(965,033)	(739,152)	(1,643,726)	(214,530)	(767,603)
Redemptions (note 3)	(1,498,942)	(540,810)	(5,411,570)	(2,222,962)	(8,405,347)	(2,076,605)	(796,161)	(390,298)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(20,473)	(24,920)	(195,230)	(205,958)	(333,697)	(344,222)	(45,124)	(50,273)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(13)	(15)	(20)	(9)	(54)	(1)	8	(21)

Net equity transactions	(1,305,972)	(571,303)	(5,498,921)	(2,532,280)	(8,715,052)	(1,879,344)	(871,641)	(1,032,932)

Net change in contract owners' equity	(1,093,500)	(499,211)	(1,578,431)	(1,614,112)	(1,011,932)	134,068	(94,451)	(843,755)
Contract owners' equity beginning of period	2,905,030	3,404,241	29,408,209	31,022,321	51,268,778	51,134,710	6,656,559	7,500,314

Contract owners' equity end of period	$1,811,530	2,905,030	27,829,778	29,408,209	50,256,846	51,268,778	6,562,108	6,656,559

CHANGES IN UNITS:
Beginning units	207,446	248,999	1,897,746	2,066,616	3,151,597	3,272,222	450,483	521,289
Units purchased	29,482	25,090	29,692	87,285	70,526	174,743	11,643	12,298
Units redeemed	(119,370)	(66,643)	(355,220)	(256,155)	(564,809)	(295,368)	(66,726)	(83,104)

Ending units	117,558	207,446	1,572,218	1,897,746	2,657,314	3,151,597	395,400	450,483

	SVDF		SVOF		WFVSCG		WFVOG2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(571)	(492)	(1,657)	2,028	(1,278,557)	(1,076,279)	(276)	(265)
Realized gain (loss) on investments	1,027	1,299	22,268	13,178	(513,503)	(5,095,775)	(24)	762
Change in unrealized gain (loss) on investments	6,955	(1,466)	6,122	(14,284)	16,247,830	3,353,810	5,111	(2,722)
Reinvested capital gains	2,066	2,696	23,668	27,312	2,229,287	6,502,685	595	916

Net increase (decrease) in contract owners' equity resulting from operations	9,477	2,037	50,401	28,234	16,685,057	3,684,441	5,406	(1,309)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	(12)	-	7,606,910	5,687,235	-	1,548
Transfers between funds	-	-	-	-	(836,671)	(9,688,872)	-	-
Redemptions (note 3)	-	(162)	12	-	(6,802,206)	(4,707,869)	-	(16,705)
Annuity benefits	(2,158)	(1,847)	(27,672)	(24,404)	-	-	-	-
Contract maintenance charges (note 2)	-	3	-	-	(265,724)	(258,928)	(3)	(3)
Contingent deferred sales charges (note 2)	-	-	-	-	(46,257)	(27,583)	-	-
Adjustments to maintain reserves	237	191	(1,511)	(14,380)	(1,162)	(861)	(6)	(15)

Net equity transactions	(1,921)	(1,815)	(29,183)	(38,784)	(345,110)	(8,996,878)	(9)	(15,175)

Net change in contract owners' equity	7,556	222	21,218	(10,550)	16,339,947	(5,312,437)	5,397	(16,484)
Contract owners' equity beginning of period	36,690	36,468	256,946	267,496	68,560,466	73,872,903	16,525	33,009

Contract owners' equity end of period	$44,246	36,690	278,164	256,946	84,900,413	68,560,466	21,922	16,525

CHANGES IN UNITS:
Beginning units	-	-	-	-	2,939,252	3,360,935	850	1,680
Units purchased	-	-	-	-	1,121,454	818,311	-	88
Units redeemed	-	-	-	-	(1,123,403)	(1,239,994)	-	(918)

Ending units	-	-	-	-	2,937,303	2,939,252	850	850

	PVGIB		FTVHI2		CAF		CAF2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$26,244	6,242	327,637	10,426	-	(90,292)	-	(171,043)
Realized gain (loss) on investments	311,218	282,522	(318,537)	(2,995)	-	10,905,268	-	(8,595,081)
Change in unrealized gain (loss) on investments	(456,895)	(131,309)	(3,948)	17,650	-	(13,969,219)	-	126,132
Reinvested capital gains	194,812	57,514	-	-	-	2,877,890	-	7,989,427

Net increase (decrease) in contract owners' equity resulting from operations	75,379	214,969	5,152	25,081	-	(276,353)	-	(650,565)

Equity transactions:
Purchase payments received from contract owners (note 3)	(115,712)	224	12,179	15,924	-	140,526	-	937,971
Transfers between funds	(1,705,259)	(336,974)	(222,275)	13,380	-	(33,439,070)	-	(58,587,981)
Redemptions (note 3)	(35,628)	(178,615)	(2,248)	(2,749)	-	(1,078,307)	-	(540,934)
Annuity benefits	-	-	-	-	-	(2,811)	-	-
Contract maintenance charges (note 2)	(146)	(305)	-	-	-	(8,834)	-	(76,537)
Contingent deferred sales charges (note 2)	-	-	-	-	-	(404)	-	(6,144)
Adjustments to maintain reserves	116,761	(49)	1	(19)	-	(30,304)	-	(167)

Net equity transactions	(1,739,984)	(515,719)	(212,343)	26,536	-	(34,419,204)	-	(58,273,792)

Net change in contract owners' equity	(1,664,605)	(300,750)	(207,191)	51,617	-	(34,695,557)	-	(58,924,357)
Contract owners' equity beginning of period	1,664,605	1,965,355	207,191	155,574	-	34,695,557	-	58,924,357

Contract owners' equity end of period	$-	1,664,605	-	207,191	-	-	-	-

CHANGES IN UNITS:
Beginning units	77,968	104,940	19,397	16,935	-	1,160,643	-	4,058,798
Units purchased	14	1,723	35,125	4,508	-	8,089	-	125,585
Units redeemed	(77,982)	(28,695)	(54,522)	(2,046)	-	(1,168,732)	-	(4,184,383)

Ending units	-	77,968	-	19,397	-	-	-	-

	AMRS		FC2		PVTVB		WFVTRB
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$-	-	-	-	-	(1,060)	-	108
Realized gain (loss) on investments	-	-	-	(20)	-	(156,782)	-	3,717
Change in unrealized gain (loss) on investments	-	-	-	-	-	114,687	-	193
Reinvested capital gains	-	-	-	-	-	41,692	-	-

Net increase (decrease) in contract owners' equity resulting from operations	-	-	-	(20)	-	(1,463)	-	4,018

Equity transactions:
Purchase payments received from contract owners (note 3)	-	1,267	-	-	-	692	-	-
Transfers between funds	-	(1,267)	-	1	-	(1,075,185)	-	(309,669)
Redemptions (note 3)	-	-	-	-	-	(84,845)	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	(1)	-	(164)	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	-	-	-	20	-	(6)	-	(2)

Net equity transactions	-	-	-	20	-	(1,159,508)	-	(309,671)

Net change in contract owners' equity	-	-	-	-	-	(1,160,971)	-	(305,653)
Contract owners' equity beginning of period	-	-	-	-	-	1,160,971	-	305,653

Contract owners' equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	55,063	-	21,348
Units purchased	-	(432)	-	-	-	792	-	-
Units redeemed	-	432	-	-	-	(55,855)	-	(21,348)

Ending units	-	-	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-II (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners may invest in the following:

RATIONAL FUNDS

VA Situs Fund (HVSIT)

ALGER AMERICAN FUNDS

Mid Cap Growth Portfolio - Class S Shares (ALMCS)

AB FUNDS

VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)

VPS Growth and Income Portfolio - Class B (ALVGIB)

VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)

VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)

ALPS FUNDS

VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

AMERICAN CENTURY INVESTORS, INC.

VP Inflation Protection Fund - Class I (ACVIP1)

VP Balanced Fund - Class I (ACVB)

VP Capital Appreciation Fund - Class I (ACVCA)

VP Income & Growth Fund - Class I (ACVIG)

VP Income & Growth Fund - Class II (ACVIG2)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP International Fund - Class II (ACVI2)*

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Mid Cap Value Fund - Class II (ACVMV2)

VP Ultra(R) Fund - Class I (ACVU1)*

VP Ultra(R) Fund - Class II (ACVU2)*

THE AMERICAN FUNDS GROUP

Growth Fund - Class 1 (AFGF)

High-Income Bond Fund - Class 1 (AFHY)

Managed Risk Asset Allocation Fund - Class P2 (AVPAP2)

U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)

BLACKROCK FUNDS

BlackRock High Yield V.I. Fund -Class III (BRVHY3)

BlackRock Total Return V.I. Fund -Class III (BRVTR3)

BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)

Global Allocation V.I. Fund - Class III (MLVGA3)

CHARLES SCHWAB FUNDS

Money Market Portfolio(TM) (CHSMM)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)

DELAWARE FUNDS BY MACQUARIE

VIP Value Series: Service Class (DWVVLS)

VIP Small Cap Value Series: Service Class (DWVSVS)

DREYFUS CORPORATION

Mid Cap Stock Portfolio- Service Shares (DVMCSS)

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

Stock Index Fund, Inc. - Service Shares (DSIFS)

Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (DSRG)

Appreciation Portfolio - Initial Shares (DCAP)

Appreciation Portfolio - Service Shares (DCAPS)

Opportunistic Small Cap Portfolio - Service Shares (DVDLS)

Growth and Income Portfolio - Initial Shares (DGI)

EATON VANCE FUNDS

Floating-Rate Income Fund (ETVFR)

FEDERATED INVESTORS

Managed Tail Risk Fund II - Service Shares (FCA2S)

Quality Bond Fund II - Primary Shares (FQB)

Quality Bond Fund II - Service Shares (FQBS)

FIDELITY INVESTMENTS

Equity-Income Portfolio - Initial Class (FEIP)

VIP Value Strategies Portfolio - Service Class 2 (FVSS2)

High Income Portfolio - Initial Class (FHIP)

VIP Asset Manager Portfolio - Initial Class (FAMP)

VIP Balanced Portfolio - Service Class 2 (FB2)

VIP Energy Portfolio - Service Class 2 (FNRS2)

VIP Equity-Income Portfolio - Service Class 2 (FEI2)

VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)

VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)

VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)

VIP Growth & Income Portfolio - Service Class 2 (FGI2)

VIP Growth Portfolio - Initial Class (FGP)

VIP Growth Portfolio - Service Class 2 (FG2)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Mid Cap Portfolio - Service Class 2 (FMC2)

VIP Overseas Portfolio - Initial Class (FOP)

VIP Overseas Portfolio - Service Class 2 (FO2)

VIP Value Strategies Portfolio - Service Class (FVSS)

VIP Real Estate Portfolio: Service Class 2 (FRESS2)

VIP Contrafund(R) Portfolio - Service Class 2 (FC2)*

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Income Securities Fund - Class 2 (FTVIS2)

Rising Dividends Securities Fund - Class 2 (FTVRD2)

Small Cap Value Securities Fund - Class 2 (FTVSV2)

Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)

Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

Franklin Strategic Income Securities Fund - Class 2 (FTVSI2)

INVESCO INVESTMENTS

VI American Franchise Fund - Series II Shares (ACEG2)

Van Kampen V.I. Value Opportunities Fund - Series II Shares (AVBV2)*

V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)

Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)

Balanced-Risk Allocation Fund - Series I Shares (IVBRA1)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Mid Cap Value Portfolio: Class 1 (JPMMV1)

Insurance Trust Core Bond Portfolio: Class 1 (OGBDP)*

Insurance Trust U.S. Equity Portfolio: Class 1 (OGDEP)*

JANUS HENDERSON INVESTORS

Balanced Portfolio: Service Shares (JABS)

Enterprise Portfolio: Service Shares (JAMGS)

Flexible Bond Portfolio: Service Shares (JAFBS)

Forty Portfolio: Service Shares (JACAS)

Global Technology Portfolio: Service Shares (JAGTS)

Overseas Portfolio: Service Shares (JAIGS)

LAZARD FUNDS

Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)

LORD ABBETT FUNDS

Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)

New Discovery Series - Service Class (MNDSC)

Utilities Series - Service Class (MVUSC)

Value Series - Service Class (MVFSC)

Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)

MERGER FUNDS

The Merger Fund VL (MGRFV)*

MORGAN STANLEY

UIF, Inc. - Global Infrastructure Portfolio- Class II (MSGI2)

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Core Plus Fixed Income Portfolio - Class II (MSVF2)

Emerging Markets Debt Portfolio - Class I (MSEM)

Emerging Markets Debt Portfolio - Class II (MSEMB)

Global Real Estate Portfolio - Class II (VKVGR2)

U.S. Real Estate Portfolio - Class I (MSVRE)

U.S. Real Estate Portfolio - Class II (MSVREB)

NATIONWIDE FUNDS GROUP

American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)

American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT Emerging Markets Fund - Class II (GEM2)

NVIT International Equity Fund - Class I (GIG)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

NVIT Cardinal Conservative Fund - Class II (NVCCN2)

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Bond Fund - Class II (NVCBD2)

NVIT Core Plus Bond Fund - Class II (NVLCP2)

NVIT Nationwide Fund - Class I (TRF)

NVIT Nationwide Fund - Class II (TRF2)

NVIT Government Bond Fund - Class I (GBF)

NVIT International Index Fund - Class II (GVIX2)

NVIT International Index Fund - Class VIII (GVIX8)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

NVIT Large Cap Growth Fund - Class II (NVOLG2)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Invesco NVIT Comstock Value Fund - Class I (EIF)

Invesco NVIT Comstock Value Fund - Class II (EIF2)

NVIT Real Estate Fund - Class I (NVRE1)

NVIT Real Estate Fund - Class II (NVRE2)

Loring Ward NVIT Moderate Fund - Class II (NVLM2)

Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)

NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)

NVIT Cardinal(SM) Managed Growth & Income Fund - Class II (NCPGI2)

NVIT Investor Destinations Managed Growth Fund - Class II (IDPG2)

NVIT Investor Destinations Managed Growth & Income Fund - Class II (IDPGI2)

NVIT Small Cap Index Fund - Class II (NVSIX2)

NVIT S&P 500 Index Fund - Class II (GVEX2)

NVIT BlackRock NVIT Managed Global Allocation Fund - Class II (NVMGA2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Short Duration Bond Portfolio - I Class Shares (AMTB)

Guardian Portfolio - I Class Shares (AMGP)*

International Portfolio - S Class Shares (AMINS)

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)*

Socially Responsive Portfolio - I Class Shares (AMSRS)

NORTHERN LIGHTS

TOPS Managed Risk Balanced ETF Portfolio - Class 4 (NOTB4)

TOPS Managed Risk Growth ETF Portfolio - Class 4 (NOTG4)

TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 (NOTMG4)

OPPENHEIMER FUNDS

International Growth Fund/VA- Service Shares (OVIGS)

Capital Income Fund/VA - Non-Service Shares (OVMS)

Capital Appreciation Fund/VA - Service Shares (OVCAFS)*

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)*

Core Bond Fund/VA - Non-Service Shares (OVB)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)

International Growth Fund/VA - Non-Service Shares (OVIG)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Fund(R)/VA - Service Class (OVGIS)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)

Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)

Global Strategic Income Fund/VA - Non-service Shares (OVSB)

Global Strategic Income Fund/VA - Service Shares (OVSBS)

PIMCO FUNDS

All Asset Portfolio - Advisor Class (PMVAAD)

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Low Duration Portfolio - Advisor Class (PMVLAD)

Total Return Portfolio - Advisor Class (PMVTRD)

CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)

Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)

Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)

Variable Insurance Trust - Short-Term Portfolio - Advisor Class (PMVSTA)

Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Class (PMVFHA)

Real Return Portfolio - Advisor Class (PMVRA)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Structured Small Cap Equity Fund - Service Shares (GVSSCS)

Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)

PUTNAM INVESTMENTS

VT Equity Income Fund: Class IB (PVEIB)

VT Growth Opportunities Fund: Class IB (PVGOB)

VT International Equity Fund: Class IB (PVTIGB)

ROYCE CAPITAL FUNDS

Small-Cap Portfolio - Investment Class (ROCSC)

GUGGENHEIM INVESTMENTS

Variable Fund - Multi-Hedge Strategies (RVARS)

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)

Equity Income Portfolio - II (TREI2)*

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio - II (TRLT2)*

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)

VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

VICTORY FUNDS

Diversified Stock Fund Class A Shares (VYDS)

WADDELL & REED, INC.

Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)

Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)

Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)

Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)

Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)

Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)

Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)

WELLS FARGO FUNDS

Advantage VT Index Asset Allocation Fund - Class 2 (WFVAA)*

Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Advantage VT Opportunity Fund - Class 2 (SVOF)

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

Advantage VT Omega Growth Fund - Class 2 (WFVOG2)

*	At December 31, 2017, contract owners were not invested in this fund.

The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2017 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Separate Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(i) Securities and Exchange Commission Regulations

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which requires standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X was August 1, 2017. Management has incorporated the changes necessary to the financial statements and disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 0.80% to 4.75%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.40% - 1.85% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption in unit values	Up to $30 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 8.00%
Maximum Contingent Deferred Sales Charge Period	8 years
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
One-Month Enhanced Death Benefit Option	0.20% - 0.35%
One-Month Enhanced Death Benefit Option II	0.20% - 0.35%
One-Year Enhanced Death Benefit Option	0.10% - 0.20%
One-Year Enhanced Death Benefit Option II	0.15% - 0.20%
Combination Enhanced Death Benefit Option	0.30% - 0.65%
Combination Enhanced Death Benefit Option II	0.35% - 0.65%
Combination Enhanced Death Benefit Option III	0.65%
Return of Premium	0.10%
Beneficiary Protector II Option	0.35%
3% Extra Value Credit Option	0.10% - 0.45%
4% Extra Value Credit Option	0.25% - 0.40%
5% Extra Value Credit Option	0.45% - 0.70%
Capital Preservation Plus Option	0.50%
Capital Preservation Plus Lifetime Income Option	1.00%
Guaranteed Lifetime Withdrawal Fee	0.60%
Spousal Continuation Option Fee	0.10%
Spousal Protection Annuity Option	0.10% - 0.20%
Spousal Protection Annuity Option II	0.20%
No CDSC Option	0.25% - 0.55%
Four Year CDSC Option	0.20% - 0.50%
Reduced CDSC Option (“Liquidity Option”)	0.50%
Rider Charges - assessed annually as a percentage of the rider’s benefit base through a redemption of units
5% Nationwide Lifetime Income Rider	1.00%
7% Nationwide Lifetime Income Rider	1.00% - 1.50%
10% Nationwide Lifetime Income Rider	1.20%
Nationwide Lifetime Income Capture Option	1.50%
Nationwide Lifetime Income Track Option	1.50%
5% Joint Option for the Nationwide Lifetime Income Rider	0.15%
7% Joint Option for the Nationwide Lifetime Income Rider	0.15% - 0.40%
10% Joint Option for the Nationwide Lifetime Income Rider	0.30%
Joint Option for the Nationwide Lifetime Income Capture Option	0.40%
Joint Option for the Nationwide Lifetime Income Track Option	0.40%

The following table provides variable account charges by asset fee rates for the period ended December 31, 2017.

	Total	HVSIT	ALMCS	ALVBWB	ALVGIB	ALVDAA	ALVDAB	ALVSVA
0.40%	$800,610	$162	$-	$1,924	$-	$13	$-	$1,974
0.60%	154,651	353	-	-	-	302	-	2,003
0.65%	284,796	668	-	-	-	-	-	-
0.75%	756,165	593	-	-	-	-	-	-
0.80%	213,659	-	-	-	-	-	-	-
0.85%	1,057,294	80	-	-	-	-	-	-
0.95%	277,955	-	1,197	-	1,081	-	-	-
1.05%	246,909	-	2,003	-	1,546	-	-	-
1.10%	10,656,163	4,495	-	-	-	-	-	-
1.15%	55,309,861	13,861	-	-	12,283	-	3,097	-
1.20%	324,083	-	-	-	98	-	-	-
1.25%	4,077,523	-	-	-	6,631	-	21	-
1.30%	250,677,771	89,505	-	-	1,707	-	25,671	-
1.35%	14,132,277	4,986	-	-	-	-	295	-
1.40%	14,039,534	377	-	-	77	-	305	-
1.45%	4,478,175	643	-	-	2,215	-	-	-
1.50%	66,561,151	30,724	-	-	4,936	-	45,225	-
1.55%	35,059,721	8,119	-	-	8,927	-	1,187	-
1.60%	13,162,378	13,267	-	-	2,444	-	20,081	-
1.65%	10,634,818	7,930	-	-	-	-	2,336	-
1.70%	1,363,342	41	-	-	601	-	-	-
1.75%	136,621,253	52,746	-	-	6,501	-	44,698	-
1.80%	7,738,469	900	-	-	13,634	-	15,538	-
1.85%	28,556,341	16,200	-	-	786	-	7,331	-
1.90%	2,236,883	13	-	-	676	-	-	-
1.95%	52,106,289	37,604	-	-	393	-	59,437	-
2.00%	4,591,577	747	-	-	-	-	428	-
2.05%	7,797,018	3,868	-	-	3,345	-	3,168	-
2.10%	5,953,453	4,396	-	-	126	-	5,605	-
2.15%	2,536,179	1,137	-	-	1,465	-	-	-
2.20%	11,637,551	8,952	-	-	279	-	25,702	-
2.25%	1,031,444	-	-	-	53	-	3,021	-
2.30%	6,136,732	6,996	-	-	-	-	9,217	-
2.35%	2,559,250	1,361	-	-	-	-	-	-
2.40%	6,629,845	2,115	-	-	-	-	25,723	-
2.45%	1,006,273	-	-	-	-	-	776	-
2.50%	4,538,268	1,003	-	-	-	-	694	-
2.55%	999,150	5,014	-	-	-	-	3,123	-
2.60%	98,265	-	-	-	-	-	57	-
2.65%	437,011	-	-	-	-	-	215	-
2.70%	241,907	-	-	-	-	-	-	-
2.75%	498,222	-	-	-	-	-	22,925	-
2.80%	62,955	-	-	-	-	-	-	-
2.85%	299,131	-	-	-	-	-	-	-
2.90%	19,039	-	-	-	-	-	-	-
2.95%	43,719	-	-	-	-	-	-	-
3.00%	50,785	-	-	-	-	-	-	-
3.05%	7,458	-	-	-	-	-	-	-
3.10%	3,206	-	-	-	-	-	-	-
3.40%	1,828	-	-	-	-	-	-	-

Totals	$768,708,337	$318,856	$3,200	$1,924	$69,804	$315	$325,876	$3,977

	ALVSVB	AAEIP3	ACVIP1	ACVB	ACVCA	ACVIG	ACVIG2	ACVIP2

0.40%	$324	$70	$2,735	$-	$-	$-	$-	$1,003
0.60%	-	-	708	-	-	-	-	-
0.65%	86	-	-	-	-	-	-	1,072
0.75%	414	-	-	-	-	-	-	10,148
0.80%	379	-	-	1,030	-	155	-	342
0.85%	1,315	-	-	-	-	-	-	10,583
0.95%	2,221	-	-	-	-	-	989	6,306
1.05%	1,752	-	-	-	-	-	3,326	2,802
1.10%	13,220	-	-	-	-	-	-	31,871
1.15%	81,042	-	-	-	-	-	10,873	276,839
1.20%	90	-	-	-	-	-	-	729
1.25%	8,580	-	-	-	-	-	5,035	23,956
1.30%	345,478	-	-	291,624	305	141,585	-	895,050
1.35%	28,934	-	-	-	-	-	649	71,290
1.40%	15,401	-	-	99,367	87	47,330	2,499	50,856
1.45%	8,640	-	-	-	-	-	512	26,094
1.50%	216,206	-	-	-	-	-	3,719	251,398
1.55%	65,220	-	-	-	-	-	12,590	219,403
1.60%	67,410	-	-	-	-	-	509	75,445
1.65%	38,917	-	-	-	-	-	-	63,380
1.70%	4,012	-	-	-	-	-	94	5,464
1.75%	246,286	-	-	-	-	-	1,364	683,694
1.80%	25,742	-	-	-	-	-	1,595	51,879
1.85%	91,726	-	-	-	-	-	1,672	156,353
1.90%	1,933	-	-	-	-	-	1,769	4,091
1.95%	171,016	-	-	-	-	-	-	241,554
2.00%	16,971	-	-	-	-	-	-	31,059
2.05%	47,851	-	-	-	-	-	1,237	25,697
2.10%	21,598	-	-	-	-	-	-	33,715
2.15%	6,728	-	-	-	-	-	-	7,555
2.20%	60,721	-	-	-	-	-	512	85,768
2.25%	1,682	-	-	-	-	-	-	4,318
2.30%	24,887	-	-	-	-	-	-	39,170
2.35%	2,719	-	-	-	-	-	-	4,802
2.40%	36,177	-	-	-	-	-	151	18,449
2.45%	4,861	-	-	-	-	-	-	5,180
2.50%	18,307	-	-	-	-	-	-	6,395
2.55%	13,484	-	-	-	-	-	-	4,225
2.60%	47	-	-	-	-	-	-	440
2.65%	1,138	-	-	-	-	-	-	336
2.70%	48	-	-	-	-	-	-	341
2.75%	35,819	-	-	-	-	-	-	-
2.80%	1,319	-	-	-	-	-	-	-
2.85%	417	-	-	-	-	-	-	255
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$1,731,118	$70	$3,443	$392,021	$392	$189,070	$49,095	$3,429,307

	ACVI	ACVMV1	ACVMV2	AFGF	AFHY	AVPAP2	AFGC	BRVHY3

0.40%	$-	$4,130	$1,918	$-	$-	$2,284	$-	$2,281
0.60%	-	280	-	-	-	-	-	-
0.65%	-	-	361	-	-	-	-	-
0.75%	-	-	3,188	-	-	-	-	-
0.80%	-	2,029	-	-	-	-	-	-
0.85%	-	-	8,310	-	-	-	-	-
0.95%	-	-	3,788	-	-	-	-	-
1.05%	-	-	1,408	-	-	-	-	-
1.10%	-	-	26,910	-	-	-	-	570
1.15%	-	-	177,929	-	-	241,412	-	6,120
1.20%	-	-	555	-	-	-	-	-
1.25%	-	-	20,238	-	-	-	-	982
1.30%	38	127,700	457,177	151,663	11,047	4,616,179	9,140	151,696
1.35%	-	-	73,186	-	-	90,129	-	2,364
1.40%	67	33,739	10,624	-	-	-	-	3,729
1.45%	-	-	23,023	-	-	-	-	2,024
1.50%	-	-	339,744	-	-	1,309,725	-	59,085
1.55%	-	-	133,196	-	-	-	-	8,392
1.60%	-	-	143,901	-	-	173,495	-	18,894
1.65%	-	-	53,672	-	-	110,470	-	13,902
1.70%	-	-	3,864	-	-	638	-	74
1.75%	-	-	430,643	-	-	3,032,063	-	28,605
1.80%	-	-	66,878	-	-	83,190	-	3,841
1.85%	-	-	131,405	-	-	724,249	-	18,175
1.90%	-	-	19,851	-	-	-	-	-
1.95%	-	-	324,156	-	-	716,537	-	60,121
2.00%	-	-	20,494	-	-	29,048	-	130
2.05%	-	-	80,286	-	-	158,645	-	934
2.10%	-	-	33,278	-	-	73,029	-	2,377
2.15%	-	-	4,813	-	-	3,684	-	339
2.20%	-	-	79,756	-	-	393,638	-	4,053
2.25%	-	-	3,095	-	-	13,399	-	546
2.30%	-	-	24,879	-	-	88,156	-	7,934
2.35%	-	-	6,444	-	-	-	-	-
2.40%	-	-	65,533	-	-	197,810	-	7,029
2.45%	-	-	5,626	-	-	6,377	-	793
2.50%	-	-	7,364	-	-	66,008	-	763
2.55%	-	-	5,882	-	-	667	-	92
2.60%	-	-	410	-	-	-	-	-
2.65%	-	-	2,539	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	8,723	-	-	8,021	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	2,237	-	-	449	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$105	$167,878	$2,807,284	$151,663	$11,047	$12,139,302	$9,140	$405,845

	BRVTR3	BRVED3	MLVGA3	CHSMM	CLVHY2	DWVVLS	DWVSVS	DVMCSS

0.40%	$1,276	$1,062	$4,182	$-	$-	$4,025	$2,341	$598
0.60%	6	-	2,700	-	-	1,323	1,391	230
0.65%	-	-	102	-	-	-	-	-
0.75%	-	-	2,152	14,747	-	-	-	-
0.80%	-	-	604	-	-	-	-	-
0.85%	-	-	3,697	12,900	-	-	-	-
0.95%	-	-	5,278	7,497	-	-	-	-
1.05%	-	-	1,924	18,462	-	-	-	-
1.10%	1,651	1,420	26,558	-	109	-	243	392
1.15%	34,364	30,877	96,785	-	291	-	18,434	11,926
1.20%	-	-	668	-	-	-	-	-
1.25%	930	827	27,956	-	-	-	1,605	1,098
1.30%	1,801,251	1,739,540	650,317	-	1,302	-	178,848	105,897
1.35%	10,264	10,747	107,330	2,856	-	-	19,957	10,833
1.40%	7,151	8,680	44,438	-	17	-	8,049	435
1.45%	3,323	5,856	34,224	-	8	-	1,959	2,422
1.50%	310,804	398,461	1,335,822	-	1,674	-	123,975	101,698
1.55%	11,264	11,429	170,378	-	805	-	17,883	11,112
1.60%	12,320	47,890	373,904	-	148	-	58,654	13,318
1.65%	52,474	68,719	125,249	-	239	-	20,072	12,700
1.70%	-	207	13,992	-	-	-	766	-
1.75%	307,014	287,728	956,177	-	151	-	87,447	43,891
1.80%	23,430	58,365	138,660	-	2,081	-	21,027	12,522
1.85%	129,114	157,216	115,520	-	225	-	78,726	11,008
1.90%	179	656	5,376	-	-	-	7,179	305
1.95%	160,504	247,546	1,024,994	-	289	-	132,882	115,925
2.00%	3,575	5,840	37,734	-	-	-	6,492	5,541
2.05%	21,686	26,737	72,358	-	-	-	49,427	10,034
2.10%	18,247	13,096	82,152	-	-	-	10,729	8,200
2.15%	853	2,530	59,212	-	-	-	3,655	405
2.20%	8,883	17,192	230,260	-	-	-	48,182	11,773
2.25%	-	2,616	18,940	-	-	-	2,130	1,571
2.30%	9,648	12,931	110,935	-	-	-	16,466	5,510
2.35%	-	223	418	-	-	-	1,525	13
2.40%	17,574	35,659	181,396	-	-	-	39,045	14,809
2.45%	1,992	663	18,266	-	-	-	3,083	1,084
2.50%	44,258	55,422	17,470	-	-	-	12,077	2,191
2.55%	1,276	714	5,693	-	-	-	3,991	97
2.60%	-	-	57	-	-	-	-	-
2.65%	-	638	2,188	-	-	-	998	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	4,778	-	-	-	225	2,754
2.80%	-	-	-	-	-	-	-	-
2.85%	2,595	2,081	953	-	-	-	2,446	2,324
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$2,997,906	$3,253,568	$6,111,797	$56,462	$7,339	$5,348	$981,909	$522,616

	DVSCS	DSIF	DSIFS	DSRG	DCAP	DCAPS	DVDLS	DGI

0.40%	$674	$-	$287	$-	$-	$2,767	$-	$-
0.60%	-	-	-	-	-	593	-	-
0.65%	753	-	1,465	-	-	940	-	-
0.75%	4,488	-	12,530	-	-	3,579	-	-
0.80%	1,985	15,273	-	2,165	2,183	-	-	444
0.85%	13,629	-	27,434	-	-	6,847	-	-
0.95%	3,620	-	22,146	-	-	973	247	-
1.05%	4,639	-	20,587	-	-	5,732	875	-
1.10%	9,701	-	34,451	-	-	8,327	-	-
1.15%	148,539	-	282,699	-	-	126,486	3,827	-
1.20%	1,263	-	10,775	-	-	-	-	-
1.25%	12,857	-	28,144	-	-	11,518	1,402	-
1.30%	228,577	2,037,515	244,724	399,109	244,286	338,753	-	132,134
1.35%	35,974	-	70,024	-	-	35,182	-	-
1.40%	42,270	941,174	16,878	107,863	83,208	7,244	229	45,358
1.45%	27,016	-	68,119	-	-	15,038	477	-
1.50%	89,978	-	198,164	-	-	151,029	65	-
1.55%	115,995	-	228,206	-	-	77,281	1,894	-
1.60%	28,591	-	56,310	-	-	69,356	-	-
1.65%	11,653	-	40,652	-	-	21,977	-	-
1.70%	3,836	-	11,082	-	-	6,921	786	-
1.75%	228,212	-	413,962	-	-	254,097	207	-
1.80%	26,209	-	25,915	-	-	25,458	600	-
1.85%	25,460	-	72,914	-	-	74,904	195	-
1.90%	2,257	-	10,166	-	-	3,854	-	-
1.95%	51,470	-	68,638	-	-	143,953	568	-
2.00%	5,373	-	16,578	-	-	12,955	-	-
2.05%	7,513	-	20,131	-	-	25,834	-	-
2.10%	19,460	-	20,415	-	-	19,540	142	-
2.15%	7,554	-	2,661	-	-	6,509	-	-
2.20%	17,179	-	40,431	-	-	33,829	-	-
2.25%	813	-	5,628	-	-	123	124	-
2.30%	4,904	-	24,340	-	-	24,568	-	-
2.35%	2,384	-	1,221	-	-	825	-	-
2.40%	1,111	-	1,131	-	-	11,393	-	-
2.45%	912	-	2,041	-	-	552	-	-
2.50%	264	-	-	-	-	10,154	-	-
2.55%	1,620	-	6,327	-	-	3,070	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	5	-	-	562	-	-
2.70%	33	-	-	-	-	100	-	-
2.75%	-	-	-	-	-	542	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	68	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$1,188,834	$2,993,962	$2,107,181	$509,137	$329,677	$1,543,365	$11,638	$177,936

	ETVFR	FCA2S	FQB	FQBS	FEIP	FVSS2	FHIP	FAMP

0.40%	$1,150	$-	$-	$-	$-	$-	$-	$-
0.60%	777	-	-	-	-	-	-	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	-	-	71	-	5,931	-	1,921	870
0.85%	-	-	-	-	-	-	-	-
0.95%	-	37	-	2,244	-	-	-	-
1.05%	-	-	-	624	-	-	-	-
1.10%	-	-	-	1,052	-	454	-	-
1.15%	27,692	2,221	-	51,262	-	17,712	-	-
1.20%	-	-	-	6,004	-	7,556	-	-
1.25%	1,448	857	-	15,649	-	8,263	-	-
1.30%	128,860	-	57,915	119	2,907,111	-	401,866	1,127,385
1.35%	49,717	-	-	9,593	-	3,798	-	-
1.40%	862	27	23,951	17,162	1,161,922	3,667	214,309	236,074
1.45%	5,055	147	-	10,674	-	1,163	-	-
1.50%	157,520	46	-	6,939	-	2,841	-	-
1.55%	26,946	1,864	-	67,883	-	22,609	-	-
1.60%	55,476	230	-	5,083	-	702	-	-
1.65%	46,823	-	-	7,690	-	1,093	-	-
1.70%	624	225	-	5,494	-	431	-	-
1.75%	60,618	237	-	44,448	-	3,059	-	-
1.80%	22,929	477	-	8,845	-	5,993	-	-
1.85%	43,016	866	-	1,472	-	1,507	-	-
1.90%	-	626	-	1,212	-	2,695	-	-
1.95%	101,573	-	-	1,256	-	2,644	-	-
2.00%	1,930	-	-	132	-	-	-	-
2.05%	22,628	966	-	4,134	-	236	-	-
2.10%	5,649	-	-	1,575	-	-	-	-
2.15%	79	-	-	1,796	-	71	-	-
2.20%	5,883	-	-	7,436	-	-	-	-
2.25%	1,841	176	-	636	-	-	-	-
2.30%	4,025	-	-	420	-	180	-	-
2.35%	329	-	-	-	-	-	-	-
2.40%	36,351	-	-	-	-	-	-	-
2.45%	4,571	-	-	-	-	-	-	-
2.50%	1,253	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	513	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	358	-	-	-	-	-	-	-
2.80%	190	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$816,686	$9,002	$81,937	$280,834	$4,074,964	$86,674	$618,096	$1,364,329

	FB2	FNRS2	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S

0.40%	$3,840	$1,027	$1,166	$-	$-	$-	$-	$-
0.60%	-	1,245	-	-	-	-	-	-
0.65%	-	-	1,756	-	-	-	-	-
0.75%	-	1,201	2,995	-	-	-	-	-
0.80%	-	1,626	-	631	-	366	-	1,481
0.85%	-	5,641	9,707	-	-	-	-	-
0.95%	-	1,744	802	-	-	-	-	-
1.05%	-	1,705	363	-	-	-	-	-
1.10%	58	3,109	37,458	-	58,023	-	208,395	-
1.15%	34,466	81,574	381,783	-	264,456	-	1,015,508	-
1.20%	-	361	1,688	-	1,174	-	3,602	-
1.25%	6,264	6,696	42,437	-	6,314	-	47,121	-
1.30%	1,918,011	201,084	898,371	44,093	1,407,315	115,623	1,767,176	141,712
1.35%	5,856	28,592	110,286	-	60,332	-	208,166	-
1.40%	4,147	26,763	16,494	18,782	19,313	7,812	20,632	12,173
1.45%	834	7,768	50,257	-	21,092	-	45,074	-
1.50%	326,140	184,562	615,248	-	325,422	-	497,007	-
1.55%	8,987	65,818	258,594	-	121,220	-	390,712	-
1.60%	36,810	44,027	227,992	-	51,837	-	76,042	-
1.65%	45,639	29,468	87,307	-	55,837	-	63,446	-
1.70%	1,006	3,316	10,018	-	7,356	-	12,543	-
1.75%	168,080	181,802	642,884	-	610,148	-	1,320,251	-
1.80%	36,647	22,070	95,167	-	26,199	-	53,381	-
1.85%	166,488	115,220	231,453	-	202,401	-	182,526	-
1.90%	-	6,009	7,578	-	7,319	-	37,754	-
1.95%	162,816	178,819	522,152	-	169,726	-	323,773	-
2.00%	1,755	8,827	56,204	-	21,279	-	74,113	-
2.05%	12,314	23,491	100,438	-	36,919	-	36,083	-
2.10%	10,432	16,717	52,590	-	14,320	-	45,552	-
2.15%	644	9,392	27,070	-	5,386	-	13,032	-
2.20%	8,655	43,994	86,372	-	58,413	-	124,652	-
2.25%	-	2,284	8,537	-	3,042	-	4,553	-
2.30%	261	18,327	31,061	-	18,600	-	44,714	-
2.35%	-	1,640	3,420	-	166	-	14,359	-
2.40%	3,130	28,416	52,076	-	11,368	-	35,688	-
2.45%	2,051	2,167	15,690	-	1,590	-	5,159	-
2.50%	19,190	13,518	23,943	-	45,629	-	12,859	-
2.55%	191	7,125	4,359	-	3,796	-	6,926	-
2.60%	-	29	-	-	-	-	-	-
2.65%	-	213	475	-	680	-	-	-
2.70%	-	-	88	-	-	-	2,144	-
2.75%	-	2,263	9,482	-	-	-	-	-
2.80%	-	579	-	-	-	-	-	-
2.85%	-	1,390	325	-	8,229	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$2,984,712	$1,381,619	$4,726,086	$63,506	$3,644,901	$123,801	$6,692,943	$155,366

	FF30S2	FGI2	FGP	FG2	FIGBS	FIGBP2	FMCS	FMC2

0.40%	$-	$4,299	$-	$4,555	$-	$8,624	$-	$2,625
0.60%	-	1,049	-	2,876	-	2,601	-	1,358
0.65%	-	-	-	991	-	2,203	-	1,363
0.75%	-	-	-	8,209	-	13,416	-	3,016
0.80%	-	-	12,860	-	1,615	-	4,528	-
0.85%	-	-	-	8,584	-	18,702	-	11,221
0.95%	-	-	-	600	-	2,114	-	2,152
1.05%	-	-	-	1,983	-	3,078	-	4,209
1.10%	894	86	-	21,934	-	82,458	-	39,765
1.15%	59,895	28,934	-	247,061	-	647,886	-	495,044
1.20%	117	-	-	8,362	-	5,639	-	2,014
1.25%	26,378	39	-	23,712	-	36,245	-	37,229
1.30%	99,628	1,641,293	3,919,801	1,008,777	134,043	2,679,320	186,413	620,751
1.35%	46,899	3,293	-	100,031	-	128,064	-	155,559
1.40%	669	4,234	915,467	9,249	52,363	48,764	52,285	18,333
1.45%	2,603	3,707	-	28,153	-	69,263	-	50,199
1.50%	179,803	241,222	-	723,938	-	594,723	-	409,899
1.55%	54,255	4,656	-	160,332	-	526,514	-	351,413
1.60%	30,156	53,363	-	241,370	-	113,540	-	163,457
1.65%	16,927	30,735	-	106,987	-	101,735	-	83,993
1.70%	1,154	21	-	8,317	-	17,990	-	18,464
1.75%	139,742	129,234	-	659,739	-	1,159,463	-	696,113
1.80%	13,055	23,699	-	74,008	-	61,128	-	80,675
1.85%	26,237	133,926	-	265,721	-	289,608	-	194,728
1.90%	14,665	-	-	25,404	-	8,658	-	15,109
1.95%	197,545	154,517	-	736,357	-	330,664	-	386,412
2.00%	4,876	5,701	-	53,320	-	45,977	-	35,596
2.05%	30,078	19,893	-	128,301	-	44,575	-	43,478
2.10%	19,591	7,988	-	76,654	-	59,470	-	55,683
2.15%	14,389	-	-	12,885	-	25,372	-	27,702
2.20%	8,259	10,754	-	104,846	-	61,559	-	100,543
2.25%	3,211	-	-	6,848	-	4,618	-	5,881
2.30%	12,941	1,856	-	54,194	-	34,886	-	48,491
2.35%	-	-	-	6,815	-	29,515	-	5,443
2.40%	25,955	4,294	-	108,414	-	21,503	-	45,588
2.45%	2,718	4,558	-	6,412	-	7,163	-	6,472
2.50%	12,111	18,116	-	29,137	-	46,914	-	17,664
2.55%	403	570	-	8,266	-	4,200	-	2,220
2.60%	25,035	-	-	103	-	-	-	407
2.65%	-	910	-	5,435	-	2,135	-	2,390
2.70%	-	-	-	623	-	663	-	616
2.75%	-	2,286	-	3,195	-	-	-	1,517
2.80%	-	-	-	966	-	863	-	1,046
2.85%	-	-	-	5,350	-	828	-	2,018
2.90%	-	-	-	-	-	275	-	-
2.95%	-	-	-	-	-	304	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$1,070,189	$2,535,233	$4,848,128	$5,089,014	$188,021	$7,343,220	$243,226	$4,247,856

	FOP	FO2	FVSS	FRESS2	FTVIS2	FTVRD2	FTVSV2	FTVMD2

0.40%	$-	$693	$-	$1,074	$866	$-	$309	$3,079
0.60%	-	-	-	3,210	1,297	-	-	1,320
0.65%	-	924	-	-	178	-	664	-
0.75%	-	1,883	-	-	5,073	-	2,157	-
0.80%	1,408	-	249	-	957	-	1,429	-
0.85%	-	2,932	-	-	5,729	-	7,147	-
0.95%	-	954	-	-	2,004	2,688	4,140	-
1.05%	-	1,032	-	-	1,744	2,947	1,363	-
1.10%	-	14,372	-	-	17,611	1,162	22,973	-
1.15%	-	121,368	-	101	204,665	113,949	216,431	-
1.20%	-	879	-	-	116	1,270	13,617	-
1.25%	-	12,340	-	-	28,916	29,266	23,615	-
1.30%	622,298	277,470	46,957	696	570,733	1,984	167,127	-
1.35%	-	37,898	-	2	145,963	28,438	62,027	-
1.40%	128,346	4,520	12,808	-	111,843	12,580	38,119	-
1.45%	-	20,879	-	-	29,456	19,697	32,679	-
1.50%	-	142,077	-	1,811	568,897	21,763	63,095	-
1.55%	-	80,043	-	128	160,332	145,225	227,405	-
1.60%	-	32,786	-	224	322,944	12,601	40,924	-
1.65%	-	21,206	-	115	102,544	3,733	32,541	-
1.70%	-	5,897	-	-	15,264	8,631	6,136	-
1.75%	-	266,199	-	475	559,723	54,600	293,697	-
1.80%	-	18,596	-	288	124,116	26,534	15,009	-
1.85%	-	71,382	-	164	89,310	10,406	27,781	-
1.90%	-	3,888	-	-	962	11,566	3,683	-
1.95%	-	158,465	-	1,065	595,649	7,974	47,655	-
2.00%	-	6,427	-	-	21,913	209	13,617	-
2.05%	-	17,427	-	-	28,669	6,420	7,427	-
2.10%	-	20,249	-	-	48,802	6,524	18,281	-
2.15%	-	3,075	-	-	18,004	1,021	11,700	-
2.20%	-	32,823	-	1	105,388	7,432	19,833	-
2.25%	-	3,355	-	77	29,535	204	946	-
2.30%	-	23,399	-	-	53,723	732	10,214	-
2.35%	-	4,296	-	-	-	-	11,051	-
2.40%	-	14,608	-	298	196,657	90	61	-
2.45%	-	1,705	-	127	20,462	806	1,880	-
2.50%	-	5,645	-	159	9,480	237	1,686	-
2.55%	-	863	-	-	67,246	-	9,126	-
2.60%	-	-	-	-	582	-	-	-
2.65%	-	2,086	-	-	2,476	289	291	-
2.70%	-	307	-	-	-	-	433	-
2.75%	-	174	-	-	81,020	-	-	-
2.80%	-	297	-	-	1,428	-	1,099	-
2.85%	-	626	-	-	314	-	-	-
2.90%	-	-	-	-	-	-	91	-
2.95%	-	-	-	-	-	-	103	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$752,052	$1,436,045	$60,014	$10,015	$4,352,591	$540,978	$1,459,562	$4,399

	FTVDM2	TIF2	FTVGI2	FTVFA2	FTVSI2	ACEG2	IVMCC2	IVKMG2

0.40%	$-	$-	$2,505	$2,674	$1,227	$-	$115	$-
0.60%	-	-	1,159	341	1,035	-	-	-
0.65%	-	-	129	68	-	-	-	-
0.75%	-	621	2,522	510	-	-	-	1,549
0.80%	483	296	1,062	11	-	810	-	544
0.85%	2,993	273	2,348	459	-	-	187	670
0.95%	146	1,605	1,633	323	-	934	-	1,037
1.05%	624	508	2,227	499	-	72	-	-
1.10%	2,904	17,517	7,072	3,104	-	375	166	3,522
1.15%	27,134	113,901	105,305	21,380	-	14,433	4,521	30,411
1.20%	219	667	862	-	-	14	-	642
1.25%	2,693	12,443	10,025	4,720	-	1,611	71	7,343
1.30%	23,620	20,302	308,867	188,620	-	5,092	50,038	45,676
1.35%	6,794	23,130	45,654	26,021	-	482	2,697	11,308
1.40%	14,889	11,328	49,533	4,020	-	12,849	362	2,667
1.45%	3,375	21,461	27,457	2,311	-	811	248	3,853
1.50%	7,681	25,395	243,771	296,926	-	3,282	35,268	13,941
1.55%	38,964	97,475	79,261	32,602	-	11,261	548	25,897
1.60%	2,064	12,692	176,282	146,143	-	771	8,117	2,781
1.65%	1,701	8,455	32,734	34,256	-	389	4,985	2,368
1.70%	824	7,822	4,297	1,214	-	3,188	188	626
1.75%	26,064	129,869	241,876	262,508	-	6,030	41,879	43,823
1.80%	9,530	12,027	60,580	51,508	-	1,555	3,012	3,410
1.85%	542	6,078	38,680	29,759	-	1,790	7,266	6,058
1.90%	1,831	2,448	153	-	-	2,737	-	2,166
1.95%	6,885	17,533	251,518	264,936	-	3,932	45,345	17,171
2.00%	36	2,253	7,968	22,576	-	154	426	1,954
2.05%	523	2,176	24,293	45,543	-	1,379	3,624	1,022
2.10%	1,145	8,466	11,945	17,744	-	695	9,090	17,418
2.15%	2,282	4,019	15,327	4,139	-	606	2,856	1,376
2.20%	228	5,749	46,880	75,066	-	2,231	4,137	4,796
2.25%	103	1,329	6,267	6,593	-	44	951	250
2.30%	1,551	3,808	14,206	43,884	-	-	13,972	2,172
2.35%	188	6,979	397	1,638	-	160	400	1,859
2.40%	-	-	27,998	46,497	-	257	6,466	-
2.45%	-	138	1,880	6,086	-	-	508	14
2.50%	168	734	7,967	14,873	-	-	1,442	306
2.55%	-	-	4,673	5,643	-	-	5,563	80
2.60%	-	-	726	-	-	-	-	-
2.65%	115	60	488	2,150	-	-	70	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	871	-	-	-	227	-
2.80%	-	-	-	78	-	-	-	-
2.85%	-	-	272	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$188,299	$579,557	$1,869,670	$1,667,423	$2,262	$77,944	$254,745	$258,710

	IVBRA1	JPMMV1	JABS	JAMGS	JAFBS	JACAS	JAGTS	JAIGS

0.40%	$452	$-	$-	$1,331	$629	$1,169	$2,174	$-
0.60%	356	-	-	508	50	535	2,332	-
0.65%	-	-	-	-	-	1,105	-	-
0.75%	-	-	-	-	-	5,069	1,392	573
0.80%	-	547	-	-	-	5,283	2,070	1,820
0.85%	-	-	-	-	-	7,745	7,705	1,967
0.95%	-	-	16,542	-	-	9,842	1,624	5,446
1.05%	-	-	33,480	-	-	10,104	1,733	4,034
1.10%	-	-	192	-	1,733	22,019	3,637	2,825
1.15%	-	-	15,180	-	20,397	216,958	37,202	60,043
1.20%	-	-	-	-	-	314	-	-
1.25%	-	-	5,330	-	2,138	19,383	3,856	9,493
1.30%	-	143,095	112	-	292,864	446,229	353,654	164,115
1.35%	-	-	-	-	8,484	74,966	27,382	18,969
1.40%	-	48,200	1,615	-	4,664	59,515	30,719	34,191
1.45%	-	-	3,499	-	6,979	15,929	5,459	8,238
1.50%	-	-	8,472	-	74,141	148,982	234,772	61,753
1.55%	-	-	11,492	-	10,484	145,211	45,391	59,523
1.60%	-	-	3,782	-	27,310	58,712	85,443	29,126
1.65%	-	-	-	-	9,723	31,670	31,070	7,724
1.70%	-	-	3,460	-	-	4,816	1,405	2,690
1.75%	-	-	7,627	-	163,711	390,819	113,859	64,910
1.80%	-	-	1,109	-	19,338	17,380	46,684	12,177
1.85%	-	-	798	-	25,988	54,718	138,136	34,878
1.90%	-	-	-	-	3,530	7,174	8,791	1,313
1.95%	-	-	30	-	91,424	92,484	197,073	40,861
2.00%	-	-	-	-	1,795	19,123	5,584	13,909
2.05%	-	-	1,812	-	7,371	15,364	40,621	3,315
2.10%	-	-	171	-	8,412	34,241	20,294	7,399
2.15%	-	-	2,754	-	2,136	5,854	5,015	3,244
2.20%	-	-	1,342	-	4,536	50,076	39,663	10,920
2.25%	-	-	-	-	374	3,336	1,608	785
2.30%	-	-	-	-	2,846	15,891	19,627	3,397
2.35%	-	-	-	-	5,022	3,194	-	611
2.40%	-	-	-	-	5,681	1,254	31,034	6,520
2.45%	-	-	-	-	1,096	3,741	2,076	1,142
2.50%	-	-	-	-	7,333	2,003	5,000	839
2.55%	-	-	-	-	441	2,908	12,779	2,840
2.60%	-	-	-	-	-	-	58	61
2.65%	-	-	-	-	-	1,029	1,213	383
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	187	18,047	88
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	8,338	-	5,013	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$808	$191,842	$118,799	$1,839	$818,968	$2,006,332	$1,591,195	$682,122

	LZREMS	LOVTRC	M2IGSS	MNDSC	MVUSC	MVFSC	MVIVSC	MSGI2

0.40%	$1,810	$847	$-	$967	$228	$7,581	$10,577	$191
0.60%	857	251	-	67	637	212	4,220	1,822
0.65%	-	-	-	30	-	1,964	1,498	-
0.75%	-	-	-	394	-	9,495	10,375	-
0.80%	-	-	-	-	-	1,044	-	-
0.85%	-	-	-	34	-	20,054	7,218	-
0.95%	-	-	706	-	-	3,680	4,168	-
1.05%	-	-	-	-	-	1,703	2,807	-
1.10%	783	154	106	52	-	70,830	7,579	50
1.15%	16,237	14,369	16,960	9,620	-	581,740	202,585	3,432
1.20%	-	-	101	-	-	5,435	-	-
1.25%	1,253	627	7,525	950	-	48,375	11,000	324
1.30%	101,243	116,816	593	91,296	-	946,632	987,502	31,483
1.35%	8,491	3,761	3,325	9,400	-	186,819	79,125	3,009
1.40%	67	1,257	703	2,788	-	103,714	35,848	5,175
1.45%	2,155	777	1,906	843	-	64,870	18,359	62
1.50%	125,490	43,189	8,215	78,277	-	571,984	544,051	35,245
1.55%	19,915	3,308	14,652	4,382	-	518,246	105,576	6,283
1.60%	37,516	6,337	4,965	24,542	-	185,501	184,421	17,124
1.65%	14,653	8,928	88	8,083	-	138,205	80,105	5,991
1.70%	613	-	410	149	-	20,223	1,520	69
1.75%	39,894	30,301	12,175	73,017	-	1,356,242	659,394	19,110
1.80%	17,522	3,187	3,737	9,706	-	104,390	68,419	7,564
1.85%	20,907	7,984	3,175	21,048	-	220,453	193,583	12,292
1.90%	-	-	2,083	640	-	39,082	20,187	-
1.95%	144,072	31,709	1,507	63,178	-	472,616	413,456	24,466
2.00%	3,674	27	-	2,343	-	41,541	27,570	2,496
2.05%	26,606	531	5,341	9,772	-	68,243	116,170	2,972
2.10%	3,428	4,305	1,495	13,228	-	102,382	39,513	2,073
2.15%	3,509	-	283	4,747	-	38,097	15,198	97
2.20%	4,363	4,487	1,362	11,446	-	114,540	103,059	6,513
2.25%	2,885	470	-	44	-	5,624	7,762	782
2.30%	14,281	106	283	9,596	-	56,914	60,174	1,965
2.35%	1,963	-	-	893	-	27,321	8,227	-
2.40%	44,563	1,537	-	13,367	-	106,438	98,925	2,793
2.45%	3,083	-	-	395	-	10,138	5,530	529
2.50%	2,196	914	-	4,366	-	9,609	15,817	116
2.55%	364	441	-	8,032	-	12,280	9,557	-
2.60%	-	-	-	-	-	-	-	-
2.65%	173	-	-	873	-	4,088	2,024	-
2.70%	-	-	-	-	-	532	-	-
2.75%	4,138	-	-	5,862	-	115	2,622	387
2.80%	76	112	-	511	-	817	412	-
2.85%	1,569	6,147	-	-	-	302	5,432	1,242
2.90%	-	-	-	-	-	208	-	-
2.95%	-	-	-	-	-	283	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$670,349	$292,879	$91,696	$484,938	$865	$6,280,562	$4,171,565	$195,657

	MSVFI	MSVF2	MSEM	MSEMB	VKVGR2	MSVRE	MSVREB	NAMGI2

0.40%	$-	$-	$-	$883	$76	$-	$-	$720
0.60%	-	-	-	103	320	-	-	36
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	4	-	20	-	-	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.95%	-	4,601	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	4,500	-	170	-	-	-	-
1.15%	-	25,036	-	1,043	-	-	18	44,494
1.20%	-	71	-	-	-	-	-	-
1.25%	-	3,105	-	1,386	-	-	-	-
1.30%	24,959	-	15,703	-	-	74	-	1,798,334
1.35%	-	5,488	-	-	-	-	-	3,097
1.40%	6,076	2,947	7,985	222	-	300	-	-
1.45%	-	11,919	-	553	-	-	-	1,776
1.50%	-	7,419	-	211	-	-	21	286,875
1.55%	-	28,535	-	1,483	-	-	-	896
1.60%	-	3,557	-	-	-	-	-	5,439
1.65%	-	988	-	-	-	-	-	38,556
1.70%	-	3,691	-	320	-	-	-	-
1.75%	-	37,849	-	2	1,282	-	-	212,469
1.80%	-	3,111	-	-	-	-	-	38,748
1.85%	-	1,714	-	30	-	-	-	121,870
1.90%	-	680	-	-	-	-	-	-
1.95%	-	6,422	-	-	1,066	-	-	182,740
2.00%	-	46	-	-	-	-	-	15,424
2.05%	-	1,423	-	77	-	-	-	24,871
2.10%	-	1,901	-	-	-	-	-	12,152
2.15%	-	502	-	-	-	-	-	-
2.20%	-	335	-	-	272	-	-	9,079
2.25%	-	306	-	-	-	-	-	588
2.30%	-	1,712	-	-	-	-	-	6,735
2.35%	-	242	-	-	-	-	-	-
2.40%	-	-	-	-	869	-	-	36,539
2.45%	-	158	-	-	-	-	-	344
2.50%	-	-	-	-	-	-	-	9,346
2.55%	-	-	-	-	235	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	752
2.80%	-	-	-	-	-	-	-	1,151
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$31,039	$158,258	$23,708	$6,483	$4,120	$374	$39	$2,853,031

	NAMAA2	NVAMV1	NVAMV2	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2

0.40%	$8,913	$-	$7,382	$49,134	$6,755	$7,479	$7,296	$13,050
0.60%	1,798	-	2,910	9,289	931	4,193	3,137	4,242
0.65%	-	-	991	30,460	5,969	770	260	7,108
0.75%	-	-	4,648	34,004	8,661	3,254	2,137	10,232
0.80%	-	3,221	-	1,484	458	2,656	2,591	451
0.85%	-	-	4,120	67,235	8,527	4,944	11,062	9,877
0.95%	-	-	3,265	1,660	4,661	1,614	3,481	2,523
1.05%	-	-	4,938	2,894	1,127	2,703	2,750	935
1.10%	3,689	-	37,218	1,921,126	403,422	34,721	65,795	405,895
1.15%	219,985	-	335,410	8,112,845	2,532,199	274,723	416,545	2,664,743
1.20%	-	-	761	12,383	6,787	1,215	1,929	6,479
1.25%	82	-	42,447	585,441	105,194	29,718	35,030	105,384
1.30%	9,895,768	443,507	419,903	29,061,161	16,809,226	1,042,526	1,474,964	16,500,269
1.35%	23,212	-	124,635	1,915,382	508,063	144,191	254,373	619,926
1.40%	-	158,623	14,349	313,377	47,732	39,519	72,535	61,099
1.45%	-	-	49,459	513,464	142,126	22,458	55,623	158,681
1.50%	1,554,766	-	274,277	8,000,001	2,777,272	591,762	1,191,547	3,668,345
1.55%	8,392	-	242,273	4,638,442	1,252,832	179,147	331,797	1,369,502
1.60%	54,314	-	72,695	990,347	114,005	245,588	396,310	473,705
1.65%	208,207	-	52,247	1,475,842	446,956	80,972	163,513	567,376
1.70%	-	-	9,889	219,142	37,164	8,090	11,930	47,504
1.75%	2,540,594	-	469,738	19,818,609	6,173,983	733,274	1,211,337	6,925,114
1.80%	113,074	-	34,408	848,533	286,770	92,858	156,569	380,657
1.85%	848,498	-	103,665	3,760,817	2,113,652	136,618	251,229	2,223,647
1.90%	10,350	-	8,647	211,101	87,560	12,523	8,146	93,539
1.95%	2,155,399	-	204,415	6,085,600	1,700,533	591,778	1,140,234	2,542,861
2.00%	51,070	-	14,199	724,966	221,023	28,378	55,949	258,413
2.05%	168,480	-	66,124	874,288	507,295	43,478	177,204	537,200
2.10%	42,229	-	27,590	734,882	209,520	51,217	70,671	224,286
2.15%	1,183	-	6,636	224,035	114,936	12,266	29,224	128,837
2.20%	69,065	-	43,277	1,541,889	398,963	77,279	173,546	522,751
2.25%	405	-	1,934	89,792	37,226	5,848	8,927	43,651
2.30%	27,694	-	31,782	662,753	254,982	52,682	80,333	323,112
2.35%	-	-	5,888	315,883	237,922	6,165	10,048	253,184
2.40%	287,093	-	25,244	778,832	255,715	61,218	149,678	359,918
2.45%	31,105	-	2,509	135,967	38,998	9,389	29,508	62,089
2.50%	156,218	-	10,826	514,676	320,905	18,926	41,884	363,305
2.55%	4,266	-	2,910	148,724	21,087	11,151	14,961	29,865
2.60%	-	-	-	13,132	13,024	-	741	14,078
2.65%	-	-	704	74,653	55,889	1,500	2,572	61,260
2.70%	-	-	-	16,683	11,616	50	70	11,875
2.75%	608	-	11,326	56,875	2,887	3,502	2,569	4,965
2.80%	674	-	-	13,123	5,413	1,957	2,314	7,409
2.85%	15,613	-	2,308	18,602	17,368	3,053	2,051	19,629
2.90%	-	-	-	4,899	3,401	-	-	3,584
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	1,922	1,889	-	-	1,991
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$18,502,744	$605,351	$2,777,947	$95,626,349	$38,312,624	$4,677,353	$8,124,370	$42,094,546

	HIBF	GEM	GEM2	GIG	NVIE6	NVNMO1	NVNMO2	NVNSR1

0.40%	$233	$645	$-	$669	$85	$-	$673	$-
0.60%	-	331	-	440	-	-	202	-
0.65%	-	-	-	-	47	-	18	-
0.75%	468	-	1,091	-	1,218	-	789	-
0.80%	912	954	-	785	-	3,538	-	156
0.85%	1,338	-	5,317	-	1,853	-	970	-
0.95%	5,242	-	3,199	-	3	-	146	-
1.05%	1,274	-	739	-	-	-	20	-
1.10%	3,245	-	1,917	-	7,823	-	7,786	-
1.15%	100,966	-	69,811	-	52,551	-	34,440	-
1.20%	849	-	543	-	-	-	212	-
1.25%	13,951	-	7,977	-	1,824	-	5,160	-
1.30%	129,497	98,819	79,598	144,997	102,708	647,283	104,500	23,797
1.35%	28,990	-	24,628	-	17,083	-	9,875	-
1.40%	38,440	21,045	3,453	85,661	4,400	342,666	1,199	3,820
1.45%	27,975	-	11,260	-	25,432	-	2,060	-
1.50%	112,933	-	135,944	-	101,773	-	40,931	-
1.55%	87,185	-	52,812	-	38,988	-	38,385	-
1.60%	101,380	-	54,291	-	26,242	-	20,166	-
1.65%	26,584	-	29,328	-	15,260	-	6,677	-
1.70%	6,225	-	3,011	-	249	-	78	-
1.75%	108,873	-	119,414	-	118,591	-	86,382	-
1.80%	43,589	-	17,247	-	10,957	-	11,259	-
1.85%	58,159	-	17,702	-	19,149	-	12,109	-
1.90%	1,762	-	743	-	1,247	-	69	-
1.95%	73,371	-	107,178	-	86,399	-	45,134	-
2.00%	7,265	-	5,504	-	7,572	-	3,458	-
2.05%	27,708	-	34,829	-	18,191	-	7,771	-
2.10%	9,656	-	18,558	-	5,713	-	3,647	-
2.15%	2,036	-	5,239	-	1,640	-	3,859	-
2.20%	42,992	-	46,959	-	15,090	-	13,577	-
2.25%	2,816	-	1,290	-	756	-	65	-
2.30%	18,770	-	12,737	-	13,867	-	11,852	-
2.35%	1,706	-	3,021	-	1,340	-	2,025	-
2.40%	13,740	-	11,129	-	15,522	-	3,114	-
2.45%	748	-	1,857	-	1,691	-	1,602	-
2.50%	1,013	-	2,542	-	880	-	1,497	-
2.55%	1,034	-	11,333	-	1,374	-	2,050	-
2.60%	-	-	-	-	-	-	-	-
2.65%	166	-	3,442	-	3,164	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	747	-	1,329	-	981	-
2.80%	-	-	160	-	94	-	-	-
2.85%	-	-	-	-	-	-	772	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$1,103,091	$121,794	$906,550	$232,552	$722,105	$993,487	$485,510	$27,773

	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2

0.40%	$436	$-	$2,568	$12,629	$207	$10,956	$1,010	$2,806
0.60%	142	-	-	1,619	-	213	200	21
0.65%	1,542	6	8,370	36,284	4,483	16,462	-	3,263
0.75%	5,434	1,397	25,975	36,506	11,478	62,520	20,524	13,946
0.80%	-	237	32	19	-	833	91	-
0.85%	9,745	1,350	52,978	83,217	9,252	67,994	5,807	29,110
0.95%	-	-	-	-	-	-	-	-
1.05%	539	-	-	-	-	-	-	-
1.10%	32,776	1,880	990,102	1,104,160	284,593	1,386,160	117,132	298,252
1.15%	273,928	66,343	1,927,815	4,307,122	827,825	3,543,068	849,350	1,017,298
1.20%	3,990	-	10,529	18,157	8,555	48,185	-	1,998
1.25%	14,535	4,286	182,456	306,040	78,650	253,608	36,662	77,181
1.30%	178,669	93,881	13,015,824	9,978,527	3,187,248	10,588,883	254,792	3,831,554
1.35%	51,508	15,881	416,676	1,064,405	166,060	991,061	232,948	266,201
1.40%	31,273	4,368	35,405	15,127	32,945	86,486	30,479	55,704
1.45%	25,773	2,146	127,451	283,178	55,141	241,659	53,552	71,743
1.50%	77,215	162,092	2,748,275	3,057,707	774,916	3,331,653	420,000	943,474
1.55%	297,149	57,812	1,121,520	2,055,347	606,325	1,948,727	854,824	732,895
1.60%	33,341	33,455	205,662	145,937	134,460	516,865	103,981	116,088
1.65%	31,139	24,158	394,220	509,758	143,919	576,376	72,976	141,792
1.70%	4,148	888	25,974	59,143	15,034	72,539	23,005	28,613
1.75%	449,913	213,182	6,328,468	10,954,750	2,402,968	9,755,805	1,193,138	2,428,100
1.80%	15,662	48,854	180,269	195,022	86,567	251,329	29,329	91,228
1.85%	24,258	6,202	1,332,467	1,085,641	520,006	1,187,152	91,511	539,771
1.90%	4,446	4,345	78,667	111,721	33,331	142,337	87,227	44,445
1.95%	92,295	222,509	1,637,732	2,618,054	538,238	2,272,130	495,896	692,271
2.00%	9,940	10,870	162,141	323,721	122,485	369,461	47,238	78,906
2.05%	6,234	27,677	409,278	340,455	113,831	314,905	40,719	92,573
2.10%	35,524	5,311	177,714	409,994	48,784	369,254	50,648	71,468
2.15%	14,059	5,634	106,330	73,394	29,703	193,119	33,939	27,580
2.20%	17,295	58,965	393,417	648,886	180,712	880,079	149,914	171,302
2.25%	2,023	3,091	27,780	4,382	5,288	45,764	9,715	41,187
2.30%	10,423	34,903	209,156	467,166	116,369	311,285	127,273	109,366
2.35%	19,006	773	130,543	16,914	54,343	207,029	23,816	42,427
2.40%	10,108	18,642	101,234	138,479	27,475	97,243	105,763	32,881
2.45%	66	4,798	16,181	56,813	13,848	37,699	1,011	25,109
2.50%	2,658	29,481	277,693	85,128	61,616	123,269	69,817	57,498
2.55%	2,669	-	16,123	35,823	13,967	44,159	452	4,962
2.60%	-	-	1,303	-	-	11,261	-	-
2.65%	1,520	556	15,804	9,825	9,751	22,908	614	4,962
2.70%	485	36,297	37,442	-	558	10,686	382	284
2.75%	-	-	367	4,329	-	869	870	3,118
2.80%	-	-	95	-	-	687	2,465	-
2.85%	-	-	4,809	-	3,798	7,200	-	7,266
2.90%	186	-	-	-	-	-	-	-
2.95%	285	-	-	4,449	-	1,742	-	1,590
3.00%	-	-	-	582	-	-	-	-
3.05%	-	-	-	-	-	1,301	3,242	-
3.10%	-	-	802	-	-	2,404	-	-
3.40%	-	-	-	-	-	1,828	-	-

Totals	$1,792,337	$1,202,270	$32,937,647	$40,660,410	$10,724,729	$40,407,153	$5,642,312	$12,200,233

	NVCBD1	NVCBD2	NVLCP2	TRF	TRF2	GBF	GVIX2	GVIX8

0.40%	$-	$474	$2,709	$-	$-	$74	$1,244	$88
0.60%	-	-	291	-	-	2	3,523	-
0.65%	-	1,338	881	-	1,239	2,076	-	507
0.75%	-	8,406	1,676	-	3,027	7,182	-	606
0.80%	72	-	205	27,527	-	2,594	-	138
0.85%	-	8,144	708	-	7,590	8,241	-	5,958
0.95%	-	869	-	-	2,806	6,180	-	490
1.05%	-	1,500	101	-	1,968	8,871	-	1,045
1.10%	-	32,707	10,097	-	30,982	39,535	-	32,051
1.15%	-	160,793	63,718	-	279,014	412,558	-	51,196
1.20%	-	2,844	-	-	4,225	4,006	-	111
1.25%	-	16,685	8,167	-	17,389	30,796	-	2,203
1.30%	33,289	258,230	277,987	1,218,621	112,932	679,711	-	222,701
1.35%	-	36,886	17,266	-	59,528	84,383	-	16,247
1.40%	12,887	19,835	10,012	388,114	31,864	236,954	-	11,696
1.45%	-	27,730	3,584	-	31,021	42,391	-	7,387
1.50%	-	108,010	133,555	-	69,165	116,945	-	201,651
1.55%	-	173,519	52,836	-	311,897	378,025	-	22,938
1.60%	-	55,274	31,536	-	14,940	69,955	-	27,300
1.65%	-	35,498	17,229	-	27,625	46,537	-	10,384
1.70%	-	2,479	2,078	-	4,502	8,534	-	521
1.75%	-	295,543	203,221	-	434,133	548,113	-	131,992
1.80%	-	20,246	10,733	-	15,866	31,344	-	18,171
1.85%	-	35,888	43,911	-	23,175	41,714	-	24,034
1.90%	-	1,172	3,166	-	6,413	6,004	-	613
1.95%	-	117,907	87,025	-	64,799	144,634	-	179,121
2.00%	-	6,247	6,097	-	8,174	12,369	-	5,164
2.05%	-	15,116	10,521	-	6,237	14,060	-	9,142
2.10%	-	25,181	7,007	-	20,225	22,851	-	5,025
2.15%	-	8,111	1,423	-	12,816	17,009	-	424
2.20%	-	20,290	15,640	-	11,498	20,560	-	26,574
2.25%	-	3,357	66	-	2,108	3,910	-	4,223
2.30%	-	7,310	13,569	-	9,544	24,717	-	5,176
2.35%	-	17,024	707	-	20,622	25,478	-	347
2.40%	-	2,114	5,404	-	7,349	1,105	-	29,108
2.45%	-	1,286	495	-	67	1,539	-	1,907
2.50%	-	6,369	4,659	-	2,849	5,423	-	7,059
2.55%	-	1,800	211	-	1,909	1,935	-	2,720
2.60%	-	-	-	-	-	446	-	96
2.65%	-	1,836	471	-	439	352	-	455
2.70%	-	360	-	-	479	789	-	-
2.75%	-	-	-	-	-	217	-	-
2.80%	-	37	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	183	-	-	187	183	-	-
2.95%	-	74	-	-	297	266	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$46,248	$1,538,672	$1,048,962	$1,634,262	$1,660,900	$3,110,568	$4,767	$1,066,569

	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF

0.40%	$461	$4,658	$17,365	$8	$11,622	$450	$2,892	$6,709
0.60%	169	263	2,438	601	787	569	724	1,532
0.65%	-	4,173	52,036	5,921	37,580	3,551	9,745	1,665
0.75%	3,060	33,668	96,255	9,496	55,049	10,923	29,526	3,173
0.80%	5,279	63	400	1,641	4,695	7,635	1,438	2,409
0.85%	246	43,167	122,045	13,747	63,070	11,761	26,941	11,807
0.95%	981	-	370	-	9,783	8,909	1,020	2,780
1.05%	2,540	687	1,568	607	5,080	8,996	2,263	832
1.10%	7,188	247,180	383,095	203,615	743,553	210,540	185,850	7,317
1.15%	294,857	1,077,490	2,005,369	817,214	4,559,100	2,871,358	1,258,336	184,452
1.20%	6,706	5,898	1,493	11,237	19,764	21,413	5,479	1,129
1.25%	55,848	64,980	83,388	42,958	312,773	193,154	107,605	20,841
1.30%	154,838	10,897,213	6,710,575	3,204,090	7,894,985	435,535	3,502,016	777,212
1.35%	90,336	212,256	483,909	132,747	791,466	592,674	264,465	75,159
1.40%	67,823	44,043	12,382	80,295	507,497	325,548	139,080	112,405
1.45%	27,903	37,555	213,888	83,581	271,696	182,631	97,786	38,352
1.50%	303,389	2,015,762	1,618,612	726,661	2,549,121	634,583	752,289	454,204
1.55%	186,868	368,112	843,818	559,424	2,853,635	2,187,704	833,342	125,253
1.60%	122,631	191,293	168,386	284,175	477,161	234,091	218,057	111,054
1.65%	59,943	172,694	341,206	111,335	474,088	120,984	144,305	44,832
1.70%	28,309	17,107	26,097	23,865	108,727	70,838	26,578	10,373
1.75%	506,561	3,662,417	5,724,231	2,088,794	7,751,835	2,145,705	2,632,001	427,883
1.80%	44,195	115,507	95,971	120,333	293,987	122,921	91,494	52,697
1.85%	48,663	867,818	689,319	422,395	924,520	104,987	360,285	119,043
1.90%	69,845	65,593	73,870	20,407	233,352	199,312	73,896	4,813
1.95%	362,550	1,158,039	1,351,138	385,338	1,791,880	559,813	503,809	456,968
2.00%	3,585	74,232	113,395	91,514	317,975	56,065	88,784	14,320
2.05%	52,301	190,083	102,195	107,438	212,400	46,874	84,746	43,559
2.10%	43,540	122,404	247,555	40,519	274,405	181,411	92,340	42,874
2.15%	60,246	66,910	44,946	47,510	340,893	49,515	70,039	22,002
2.20%	35,877	300,161	376,450	191,249	436,052	86,800	131,254	64,152
2.25%	29,191	51,814	5,291	13,612	63,360	35,286	56,223	4,224
2.30%	58,178	96,244	180,382	141,995	243,137	123,416	68,478	22,008
2.35%	62,443	119,461	13,946	44,903	453,178	18,289	95,135	1,745
2.40%	15,675	77,622	85,426	39,675	218,298	174,246	19,607	60,875
2.45%	2,319	31,778	38,043	15,729	29,244	7,178	3,227	5,376
2.50%	73,847	237,914	76,177	60,276	189,451	153,691	60,839	29,776
2.55%	1,146	11,741	21,346	12,406	58,506	18,255	31,548	4,688
2.60%	6,417	-	-	-	5,365	648	714	96
2.65%	2,451	2,976	653	3,291	32,252	4,927	2,633	1,760
2.70%	32,744	8,835	-	1,198	50,556	3,997	4,395	-
2.75%	2,279	396	-	1,856	5,996	13,039	8,815	1,000
2.80%	-	-	-	93	686	-	-	-
2.85%	-	7,210	-	-	-	8,389	1,338	-
2.90%	-	-	-	-	4,847	-	-	-
2.95%	23,711	6,927	-	-	1,764	-	-	-
3.00%	-	-	-	-	39,654	-	4,747	-
3.05%	-	-	-	-	-	2,915	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$2,957,139	$22,714,344	$22,425,029	$10,163,749	$35,724,825	$12,251,526	$12,096,084	$3,373,349

	SAM	NVMIG1	NVMIG6	GVDIVI	GVDIV2	NVMLG1	NVMLG2	NVMLV1

0.40%	$11,413	$-	$697	$-	$166	$-	$1,510	$-
0.60%	2,863	-	-	-	-	-	372	-
0.65%	3,599	-	1,379	-	531	-	949	-
0.75%	18,035	-	3,955	-	3,054	-	5,307	-
0.80%	9,319	1,143	-	149	-	2,074	-	42
0.85%	12,704	-	8,246	-	4,449	-	2,761	-
0.95%	11,007	-	349	-	1,009	-	3,162	-
1.05%	6,821	-	1,122	-	569	-	2,528	-
1.10%	89,966	-	29,199	-	20,221	-	17,335	-
1.15%	745,574	-	259,663	-	108,362	-	203,256	-
1.20%	5,592	-	4,571	-	962	-	2,691	-
1.25%	67,677	-	15,078	-	7,221	-	23,756	-
1.30%	1,883,619	227,796	116,086	25,805	129,838	88,970	160,172	36,660
1.35%	180,738	-	59,303	-	22,060	-	48,404	-
1.40%	489,882	93,184	26,592	14,973	4,113	29,181	15,791	19,500
1.45%	86,126	-	20,786	-	8,169	-	24,745	-
1.50%	589,847	-	88,932	-	74,924	-	174,286	-
1.55%	724,388	-	296,897	-	79,882	-	234,466	-
1.60%	294,553	-	29,379	-	17,349	-	50,771	-
1.65%	117,325	-	25,616	-	14,132	-	29,641	-
1.70%	27,194	-	7,144	-	2,683	-	5,276	-
1.75%	1,217,026	-	454,175	-	188,914	-	339,094	-
1.80%	107,249	-	11,676	-	7,844	-	56,459	-
1.85%	338,110	-	37,150	-	21,246	-	55,571	-
1.90%	18,474	-	6,040	-	3,449	-	8,362	-
1.95%	346,234	-	94,127	-	76,443	-	128,267	-
2.00%	30,035	-	9,658	-	6,489	-	14,903	-
2.05%	116,743	-	6,463	-	14,021	-	12,284	-
2.10%	65,506	-	16,799	-	10,620	-	26,333	-
2.15%	27,435	-	13,575	-	1,600	-	13,091	-
2.20%	116,216	-	14,973	-	18,017	-	39,974	-
2.25%	5,353	-	1,679	-	1,921	-	2,979	-
2.30%	58,483	-	8,656	-	10,775	-	22,489	-
2.35%	8,769	-	19,053	-	2,572	-	9,095	-
2.40%	28,913	-	5,466	-	1,931	-	16,976	-
2.45%	13,410	-	1,056	-	1,274	-	3,572	-
2.50%	28,258	-	3,867	-	1,856	-	2,959	-
2.55%	1,484	-	3,536	-	341	-	1,003	-
2.60%	-	-	-	-	-	-	95	-
2.65%	2,419	-	1,973	-	711	-	1,392	-
2.70%	70	-	452	-	39	-	203	-
2.75%	657	-	267	-	310	-	851	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	380	-	1,943	-	537	-
2.90%	-	-	141	-	-	-	70	-
2.95%	-	-	370	-	-	-	131	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$7,909,086	$322,123	$1,706,526	$40,927	$872,010	$120,225	$1,763,869	$56,202

	NVMLV2	NVMMG1	NVMMG2	NVMMV1	NVMMV2	SCGF	SCGF2	SCVF

0.40%	$1,568	$-	$852	$2,046	$133	$-	$7	$815
0.60%	477	-	512	507	-	-	-	522
0.65%	729	-	663	-	1,114	-	-	-
0.75%	5,631	-	2,506	-	5,477	-	151	-
0.80%	25	4,519	-	-	2,846	1,638	-	1,933
0.85%	710	-	4,319	-	4,887	-	486	-
0.95%	1,561	-	1,631	-	205	-	755	-
1.05%	3	-	1,746	-	257	-	187	-
1.10%	7,744	-	27,950	-	25,025	-	3,667	-
1.15%	75,842	-	222,322	-	214,927	-	33,813	-
1.20%	1,834	-	3,092	-	2,544	-	44	-
1.25%	9,891	-	19,042	-	18,279	-	4,397	-
1.30%	214,167	1,879,378	165,783	-	1,832,430	62,463	74,378	304,436
1.35%	31,855	-	65,619	-	60,940	-	13,877	-
1.40%	7,271	353,567	20,286	-	537,492	13,249	2,072	109,880
1.45%	9,125	-	17,886	-	17,725	-	4,941	-
1.50%	200,885	-	134,365	-	149,819	-	73,817	-
1.55%	82,115	-	236,751	-	223,610	-	25,312	-
1.60%	41,405	-	42,884	-	34,946	-	22,930	-
1.65%	27,573	-	47,176	-	39,202	-	12,250	-
1.70%	4,682	-	5,497	-	4,857	-	3,250	-
1.75%	209,400	-	350,040	-	366,971	-	81,626	-
1.80%	37,702	-	26,760	-	13,179	-	8,129	-
1.85%	41,288	-	57,066	-	32,162	-	22,320	-
1.90%	2,105	-	6,894	-	5,049	-	1,842	-
1.95%	120,010	-	116,527	-	122,349	-	60,938	-
2.00%	7,540	-	11,159	-	9,146	-	2,799	-
2.05%	32,225	-	40,155	-	18,305	-	2,946	-
2.10%	13,856	-	22,629	-	23,249	-	6,297	-
2.15%	6,447	-	13,392	-	14,361	-	1,738	-
2.20%	25,692	-	23,646	-	22,206	-	15,958	-
2.25%	879	-	2,233	-	2,578	-	211	-
2.30%	17,274	-	16,627	-	14,421	-	6,249	-
2.35%	2,288	-	14,933	-	12,509	-	330	-
2.40%	19,454	-	24,189	-	12,135	-	8,554	-
2.45%	3,959	-	1,196	-	1,616	-	1,448	-
2.50%	1,868	-	2,372	-	2,044	-	1,216	-
2.55%	83	-	1,382	-	6,184	-	302	-
2.60%	91	-	-	-	-	-	-	-
2.65%	3,210	-	717	-	2,453	-	846	-
2.70%	-	-	258	-	255	-	-	-
2.75%	639	-	793	-	540	-	272	-
2.80%	116	-	-	-	-	-	372	-
2.85%	623	-	111	-	570	-	149	-
2.90%	-	-	94	-	68	-	-	-
2.95%	-	-	167	-	234	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$1,271,842	$2,237,464	$1,754,222	$2,553	$3,859,299	$77,350	$500,876	$417,586

	SCVF2	SCF	SCF2	MSBF	NVSTB2	NVOLG1	NVOLG2	NVTIV3

0.40%	$191	$1,188	$49	$5,194	$2,186	$380	$1,324	$1,391
0.60%	-	1,178	-	463	624	612	-	205
0.65%	127	-	8	1,949	231	-	1,670	2,547
0.75%	1,753	-	329	5,708	5,201	-	2,946	4,762
0.80%	-	5,125	-	124	1,716	17,857	-	10
0.85%	558	-	1,600	4,971	3,164	-	4,168	7,580
0.95%	1,960	-	4,965	3,390	434	-	3,980	-
1.05%	785	-	552	592	202	-	5,714	1,100
1.10%	2,434	-	6,503	36,277	23,315	-	27,159	51,238
1.15%	56,186	-	99,381	249,508	117,657	-	566,099	365,897
1.20%	94	-	58	227	382	-	2,822	4,028
1.25%	16,777	-	19,252	17,374	6,192	-	104,412	18,035
1.30%	81,915	622,633	71,827	900,539	575,362	3,332,485	408,519	607,779
1.35%	23,806	-	43,133	86,328	29,791	-	214,010	81,472
1.40%	4,166	288,148	5,161	36,527	28,128	1,400,344	48,486	33,147
1.45%	8,708	-	18,488	44,596	16,678	-	89,578	26,317
1.50%	78,301	-	65,693	365,983	226,903	-	390,909	219,192
1.55%	45,258	-	68,153	183,005	92,053	-	503,846	361,375
1.60%	31,683	-	22,845	96,489	62,387	-	148,919	31,918
1.65%	12,625	-	7,370	53,813	28,805	-	65,778	46,533
1.70%	3,797	-	6,560	5,974	2,324	-	33,328	6,142
1.75%	98,852	-	88,371	609,544	424,960	-	592,420	719,925
1.80%	10,592	-	10,148	30,571	21,400	-	56,174	13,665
1.85%	24,045	-	13,069	221,058	132,285	-	127,216	101,403
1.90%	971	-	5,342	29,642	3,565	-	22,365	6,637
1.95%	73,051	-	56,861	278,711	156,906	-	263,213	206,791
2.00%	6,731	-	1,807	28,222	12,133	-	14,550	30,875
2.05%	4,697	-	12,367	97,954	21,572	-	53,523	25,670
2.10%	8,881	-	8,929	27,171	30,453	-	38,037	60,020
2.15%	2,247	-	4,385	6,449	3,257	-	24,903	18,337
2.20%	14,082	-	8,893	69,505	42,941	-	79,180	46,852
2.25%	2,316	-	454	7,042	4,690	-	6,968	2,216
2.30%	5,470	-	5,714	45,137	35,745	-	37,019	37,847
2.35%	515	-	43	9,602	3,136	-	4,252	20,013
2.40%	14,293	-	3,143	38,802	16,112	-	31,059	15,670
2.45%	1,153	-	139	5,579	8,842	-	967	5,160
2.50%	1,331	-	1,101	8,678	33,359	-	11,711	18,083
2.55%	2,626	-	3,422	8,102	192	-	2,108	5,305
2.60%	-	-	-	-	-	-	-	-
2.65%	863	-	193	1,142	1,681	-	1,776	1,181
2.70%	-	-	-	97	96	-	-	1,025
2.75%	455	-	-	1,935	1,020	-	1,913	172
2.80%	-	-	-	94	-	-	-	498
2.85%	150	-	150	814	3,850	-	1,420	2,777
2.90%	-	-	-	-	-	-	-	163
2.95%	-	-	-	-	-	-	-	368
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$644,445	$918,272	$666,458	$3,624,882	$2,181,930	$4,751,678	$3,994,441	$3,211,321

	EIF	EIF2	NVRE1	NVRE2	NVLM2	NVLCA2	NCPG2	NCPGI2

0.40%	$1,339	$592	$-	$315	$33	$6	$1,842	$2,037
0.60%	572	-	-	210	-	7	787	-
0.65%	-	603	-	-	-	-	-	-
0.75%	-	1,973	-	2,085	-	-	-	-
0.80%	-	24	4,727	-	-	-	-	-
0.85%	-	3,974	-	2,309	-	-	-	-
0.95%	-	433	-	9,311	-	-	-	-
1.05%	-	1,381	-	1,080	-	-	-	-
1.10%	-	33,289	-	4,007	-	-	1,538	6,456
1.15%	-	217,806	-	144,550	121	2,118	229,463	89,586
1.20%	-	1,788	-	721	-	-	-	-
1.25%	-	21,578	-	16,119	-	1	-	-
1.30%	-	564,442	436,910	138,686	10,341	13,332	8,558,162	4,355,640
1.35%	-	59,531	-	52,028	-	1,652	99,083	17,516
1.40%	-	26,320	208,777	9,422	540	343	972	75
1.45%	-	20,996	-	27,074	38	-	6,982	867
1.50%	-	301,963	-	235,604	3,923	19,662	1,678,850	792,974
1.55%	-	219,062	-	97,843	114	360	27,933	339
1.60%	-	71,591	-	104,193	39,340	6,627	64,648	45,380
1.65%	-	50,374	-	34,917	574	1,635	199,110	125,808
1.70%	-	13,303	-	4,630	-	-	1,795	-
1.75%	-	448,179	-	161,043	13,223	6,101	2,729,147	1,157,628
1.80%	-	40,698	-	36,007	6,771	1,630	265,808	111,763
1.85%	-	78,433	-	48,738	2,621	5,443	941,802	416,596
1.90%	-	11,038	-	2,800	-	-	-	1,430
1.95%	-	226,570	-	182,416	34,096	34,845	1,162,114	634,969
2.00%	-	18,728	-	7,140	-	-	44,896	18,291
2.05%	-	22,494	-	9,323	208	4,465	139,262	110,307
2.10%	-	36,115	-	26,360	24,165	-	56,605	14,064
2.15%	-	8,364	-	6,277	-	-	41,780	9,257
2.20%	-	55,470	-	51,599	-	806	193,471	113,609
2.25%	-	3,642	-	5,111	-	-	23,153	16,605
2.30%	-	34,686	-	19,457	-	110	154,931	28,221
2.35%	-	8,808	-	1,915	-	-	-	-
2.40%	-	19,641	-	41,298	3,137	3,504	193,867	89,905
2.45%	-	3,367	-	1,874	1,032	-	50,087	11,757
2.50%	-	12,836	-	4,526	331	95	219,619	80,610
2.55%	-	3,918	-	3,633	-	95	1,201	650
2.60%	-	-	-	41	-	-	-	-
2.65%	-	2,504	-	915	-	-	-	16,286
2.70%	-	1,643	-	-	-	-	-	-
2.75%	-	1,010	-	934	-	-	671	28
2.80%	-	117	-	479	-	-	-	-
2.85%	-	1,012	-	1,116	-	-	17,971	19,162
2.90%	-	45	-	-	-	-	-	-
2.95%	-	128	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$1,911	$2,650,469	$650,414	$1,498,106	$140,608	$102,837	$17,107,550	$8,287,816

	IDPG2	IDPGI2	NVSIX2	GVEX2	NVMGA2	AMTB	AMINS	AMCG

0.40%	$1,144	$1,206	$1,660	$14,441	$649	$23	$-	$-
0.60%	94	-	1,461	9,863	129	-	-	-
0.65%	-	-	-	-	-	1,011	-	-
0.75%	-	-	-	-	-	4,692	-	-
0.80%	-	-	-	-	-	302	-	-
0.85%	-	-	-	-	-	4,232	-	-
0.95%	-	-	-	-	-	3,364	-	-
1.05%	-	-	-	-	-	553	-	-
1.10%	1,559	82	1,293	3,133	-	26,779	-	-
1.15%	199,955	81,542	18,749	121,449	22,516	185,334	105	-
1.20%	-	-	-	-	-	2,471	-	-
1.25%	-	-	335	5,000	-	10,656	283	-
1.30%	7,573,807	3,460,237	228,156	1,466,041	1,599,797	188,162	-	100
1.35%	15,166	6,272	17,877	120,227	4,733	34,699	-	-
1.40%	1,307	388	4,267	41,227	221	89,329	-	88
1.45%	1,027	-	1,455	13,037	-	27,323	-	-
1.50%	994,097	537,435	262,746	1,954,362	278,152	36,312	117	-
1.55%	5,094	1,877	6,951	91,865	403	163,295	29	-
1.60%	44,050	45,475	44,411	349,121	6,486	11,094	341	-
1.65%	152,269	74,865	23,738	189,808	39,286	26,220	180	-
1.70%	-	-	983	4,479	-	5,895	-	-
1.75%	2,173,866	1,050,558	102,891	692,578	239,563	268,226	193	-
1.80%	122,315	78,998	18,937	172,468	19,559	23,645	269	-
1.85%	771,056	354,002	28,011	262,212	105,048	16,096	68	-
1.90%	996	-	1,116	11,623	-	5,034	-	-
1.95%	899,959	405,986	228,425	1,884,192	146,509	42,299	-	-
2.00%	15,316	20,961	6,566	34,688	1,703	8,323	-	-
2.05%	92,333	45,746	6,932	135,728	16,279	4,447	-	-
2.10%	43,651	7,318	15,894	63,113	13,223	9,962	-	-
2.15%	4,572	3,377	920	14,160	869	11,050	484	-
2.20%	114,980	39,172	29,275	128,388	6,634	15,731	-	-
2.25%	11,455	328	4,751	72,941	173	2,791	291	-
2.30%	60,506	13,143	12,609	88,334	7,758	11,938	-	-
2.35%	9	129	-	3,107	-	16,098	-	-
2.40%	154,258	34,446	33,629	296,253	12,733	484	-	-
2.45%	15,685	1,389	2,392	23,032	1,755	92	-	-
2.50%	86,306	86,944	8,975	95,356	38,404	2,344	-	-
2.55%	1,220	1,688	468	71,374	-	408	-	-
2.60%	-	-	362	596	-	-	-	-
2.65%	-	-	637	2,844	-	330	-	-
2.70%	-	-	-	-	-	606	-	-
2.75%	-	43	991	108,193	-	-	-	-
2.80%	-	-	817	4,334	-	-	-	-
2.85%	17,726	18,214	-	949	419	-	-	-
2.90%	-	-	-	-	-	160	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$13,575,778	$6,371,821	$1,118,680	$8,550,516	$2,563,001	$1,261,810	$2,360	$188

	AMMCGS	AMTP	AMSRS	NOTB4	NOTG4	NOTMG4	OVIGS	OVMS

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.60%	-	-	-	-	-	-	-	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	275	-	162	-	-	-	-	508
0.85%	-	-	-	-	-	-	-	-
0.95%	537	-	11,094	-	-	-	-	-
1.05%	382	-	853	-	-	-	-	-
1.10%	390	-	3,616	-	-	-	1,094	-
1.15%	4,971	-	52,541	-	-	453	19,707	-
1.20%	82	-	-	-	-	-	-	-
1.25%	2,339	-	4,936	-	-	-	831	-
1.30%	3,740	-	46,827	22,443	51,619	20,161	208,069	263,917
1.35%	989	-	26,788	572	1,596	621	4,916	-
1.40%	4,468	198	13,305	-	-	-	301	121,524
1.45%	2,556	-	7,523	-	-	-	2,044	-
1.50%	1,637	-	7,111	30,058	15,184	23,360	133,105	-
1.55%	6,921	-	27,740	-	-	-	11,137	-
1.60%	680	-	2,029	42,607	2,326	7,780	15,821	-
1.65%	37	-	268	771	523	2,630	16,058	-
1.70%	98	-	11,036	-	-	-	589	-
1.75%	4,040	-	28,949	40,606	37,239	11,883	71,411	-
1.80%	398	-	3,602	8,732	4,527	4,727	7,359	-
1.85%	144	-	1,648	3,588	729	945	71,003	-
1.90%	-	-	7,587	-	-	-	374	-
1.95%	617	-	1,974	50,511	30,716	47,102	158,437	-
2.00%	234	-	162	-	-	-	2,089	-
2.05%	-	-	2,731	472	6	12	11,228	-
2.10%	292	-	989	1,446	2,875	678	7,895	-
2.15%	186	-	1,564	1,159	160	3,108	662	-
2.20%	2,787	-	1,206	3,749	1,706	2,499	9,627	-
2.25%	-	-	-	-	-	3,311	916	-
2.30%	2,794	-	2,085	3,032	10,097	3,158	13,850	-
2.35%	-	-	7	-	-	-	-	-
2.40%	907	-	-	2,909	13,253	2,763	18,207	-
2.45%	-	-	-	1,983	174	1,064	-	-
2.50%	126	-	-	2,657	1,388	1,015	7,683	-
2.55%	-	-	-	358	-	-	868	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	104	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	-	148	-	-	-	-
2.85%	-	-	-	-	-	8,681	309	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$42,627	$198	$268,437	$217,801	$174,118	$145,951	$795,590	$385,949

	OVB	OVGS	OVGSS	OVIG	OVGI	OVGIS	OVSC	OVSCS

0.40%	$-	$832	$-	$2,671	$1,668	$2,304	$-	$487
0.60%	-	1,460	-	1,233	787	-	-	-
0.65%	-	-	-	-	-	2,340	-	555
0.75%	-	-	1,973	-	-	5,347	-	2,004
0.80%	329	2,498	-	-	422	-	578	-
0.85%	-	-	2,184	-	-	8,268	-	1,989
0.95%	-	-	10,771	-	-	1,448	-	2,325
1.05%	-	-	5,771	-	-	757	-	3,462
1.10%	-	-	4,247	-	-	43,951	-	8,905
1.15%	-	-	186,674	-	-	378,681	-	121,109
1.20%	-	-	1,563	-	-	4,498	-	101
1.25%	-	-	48,971	-	-	31,389	-	7,717
1.30%	168,389	1,300,667	247,307	-	124,111	333,076	69,822	245,350
1.35%	-	-	83,939	-	-	101,103	-	49,990
1.40%	96,415	560,698	11,235	-	35,424	35,359	25,601	7,190
1.45%	-	-	38,465	-	-	38,713	-	15,908
1.50%	-	-	264,361	-	-	235,213	-	218,049
1.55%	-	-	121,489	-	-	402,678	-	108,952
1.60%	-	-	75,198	-	-	81,245	-	46,687
1.65%	-	-	18,366	-	-	51,271	-	23,380
1.70%	-	-	6,052	-	-	10,103	-	3,127
1.75%	-	-	184,750	-	-	723,241	-	239,715
1.80%	-	-	46,514	-	-	27,675	-	28,257
1.85%	-	-	31,827	-	-	128,766	-	48,404
1.90%	-	-	3,662	-	-	12,382	-	3,561
1.95%	-	-	153,263	-	-	223,648	-	182,599
2.00%	-	-	2,442	-	-	21,948	-	7,403
2.05%	-	-	25,331	-	-	24,412	-	27,904
2.10%	-	-	24,783	-	-	34,657	-	39,543
2.15%	-	-	3,749	-	-	13,847	-	4,472
2.20%	-	-	58,469	-	-	38,774	-	33,207
2.25%	-	-	1,042	-	-	3,702	-	2,559
2.30%	-	-	20,018	-	-	28,964	-	24,830
2.35%	-	-	1,509	-	-	23,416	-	1,128
2.40%	-	-	41,373	-	-	44,579	-	27,159
2.45%	-	-	3,043	-	-	3,361	-	2,606
2.50%	-	-	8,674	-	-	10,252	-	3,914
2.55%	-	-	7,575	-	-	7,645	-	4,300
2.60%	-	-	-	-	-	-	-	315
2.65%	-	-	1,299	-	-	381	-	4,631
2.70%	-	-	-	-	-	495	-	-
2.75%	-	-	78	-	-	1,655	-	-
2.80%	-	-	146	-	-	715	-	-
2.85%	-	-	-	-	-	1,296	-	430
2.90%	-	-	-	-	-	186	-	-
2.95%	-	-	-	-	-	320	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$265,133	$1,866,155	$1,748,113	$3,904	$162,412	$3,144,061	$96,001	$1,554,224

	OVAG	OVSB	OVSBS	PMVAAD	PMVFAD	PMVLAD	PMVTRD	PMVRSD

0.40%	$-	$-	$-	$1,482	$335	$5,324	$10,598	$285
0.60%	-	-	-	1,054	102	1,797	3,499	84
0.65%	-	-	-	-	-	4,106	4,939	-
0.75%	-	-	62	3,612	658	14,752	10,927	-
0.80%	537	401	-	-	-	229	-	-
0.85%	-	-	614	743	1,426	26,517	15,740	-
0.95%	-	-	696	-	-	4,407	2,560	-
1.05%	-	-	731	-	188	5,407	997	-
1.10%	-	-	236	532	1,790	52,404	3,813	-
1.15%	-	-	21,693	33,077	12,625	406,040	213,176	-
1.20%	-	-	216	-	-	1,755	98	-
1.25%	-	-	2,102	192	3,165	25,433	4,348	-
1.30%	106,875	15,901	-	71,935	37,219	1,934,680	1,504,378	-
1.35%	-	-	8,169	10,226	8,411	105,185	81,841	-
1.40%	20,447	8,628	2,923	5,144	3,347	55,338	27,348	-
1.45%	-	-	8,650	1,715	5,241	42,294	25,907	-
1.50%	-	-	5,821	117,949	37,667	545,089	584,539	-
1.55%	-	-	18,754	9,960	14,061	294,968	71,343	-
1.60%	-	-	22,058	81,048	24,111	157,402	302,217	-
1.65%	-	-	2,329	24,153	6,172	85,683	81,459	-
1.70%	-	-	559	1,790	348	7,335	751	-
1.75%	-	-	10,726	142,305	46,859	1,153,656	993,278	-
1.80%	-	-	8,799	30,712	7,000	66,970	90,096	-
1.85%	-	-	373	5,884	6,112	345,711	275,338	-
1.90%	-	-	1,374	-	-	11,868	4,285	-
1.95%	-	-	2,058	97,086	20,950	467,809	461,303	-
2.00%	-	-	545	7,704	1,594	37,515	16,971	-
2.05%	-	-	204	11,195	7,864	64,889	91,526	-
2.10%	-	-	87	16,047	3,100	66,873	64,922	-
2.15%	-	-	537	2,194	4,035	20,436	27,642	-
2.20%	-	-	134	34,762	10,921	110,054	139,263	-
2.25%	-	-	914	2,069	918	8,269	3,316	-
2.30%	-	-	7	8,470	7,220	83,656	96,216	-
2.35%	-	-	-	-	11	17,459	5,689	-
2.40%	-	-	-	12,318	4,801	19,820	64,385	-
2.45%	-	-	-	964	789	14,742	9,183	-
2.50%	-	-	-	4,936	2,022	20,949	28,854	-
2.55%	-	-	-	2,860	1,809	15,916	10,421	-
2.60%	-	-	-	79	-	-	461	-
2.65%	-	-	-	-	-	2,854	1,598	-
2.70%	-	-	-	-	-	380	560	-
2.75%	-	-	-	1,926	342	1,274	1,363	-
2.80%	-	-	-	-	-	436	6,313	-
2.85%	-	-	-	-	-	-	459	-
2.90%	-	-	-	-	-	68	-	-
2.95%	-	-	-	-	-	138	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$127,859	$24,930	$121,371	$746,123	$283,213	$6,307,887	$5,343,920	$369

	PMVEBD	PMVHYD	PMVSTA	PMVFHA	PMVRA	GVSSCS	GVGMNS	GVSIA

0.40%	$124	$605	$493	$455	$502	$1,559	$13	$32
0.60%	1,699	103	21	56	191	-	-	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	155	-	833	-	-	-	-	-
1.15%	4,405	-	9,134	-	-	-	374	-
1.20%	-	-	-	-	-	-	-	-
1.25%	579	-	721	-	-	-	-	-
1.30%	27,305	-	106,504	-	-	-	19,688	-
1.35%	1,126	-	1,454	-	-	-	557	-
1.40%	-	-	5,713	-	-	-	10	-
1.45%	869	-	11	-	-	-	29	-
1.50%	28,177	-	20,415	-	-	-	38,550	-
1.55%	1,565	-	6,353	-	-	-	182	-
1.60%	11,543	-	6,644	-	-	-	12,898	-
1.65%	4,434	-	2,657	-	-	-	3,689	-
1.70%	-	-	-	-	-	-	-	-
1.75%	11,300	-	21,247	-	-	-	28,606	-
1.80%	5,016	-	4,751	-	-	-	2,351	-
1.85%	2,456	-	26,845	-	-	-	7,294	-
1.90%	-	-	-	-	-	-	-	-
1.95%	34,634	-	24,459	-	-	-	28,740	-
2.00%	439	-	1,377	-	-	-	1,075	-
2.05%	407	-	1,885	-	-	-	4,261	-
2.10%	419	-	1,778	-	-	-	2,807	-
2.15%	933	-	99	-	-	-	147	-
2.20%	2,729	-	8,250	-	-	-	4,151	-
2.25%	307	-	-	-	-	-	767	-
2.30%	726	-	-	-	-	-	364	-
2.35%	-	-	322	-	-	-	-	-
2.40%	16,340	-	2,668	-	-	-	1,290	-
2.45%	127	-	-	-	-	-	156	-
2.50%	18	-	835	-	-	-	125	-
2.55%	-	-	342	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	6,129	-	-	-	390	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$157,832	$708	$261,940	$511	$693	$1,559	$158,514	$32

	PVEIB	PVGOB	PVTIGB	ROCSC	RVARS	TRHS2	VWHAS	VWBF

0.40%	$-	$-	$-	$1,303	$802	$2,413	$149	$-
0.60%	-	-	-	148	792	2,207	1,089	-
0.65%	-	-	-	-	-	421	-	-
0.75%	-	-	-	-	-	6,136	2,356	-
0.80%	-	-	-	-	-	1,526	147	47
0.85%	-	-	-	-	-	18,529	548	-
0.95%	-	119	-	-	-	8,671	343	-
1.05%	129	1	-	-	-	4,187	881	-
1.10%	9	110	-	-	8	7,130	544	-
1.15%	3,480	4,405	1,694	-	6,814	172,395	17,763	-
1.20%	-	-	-	-	-	-	-	-
1.25%	748	1,419	250	-	46	15,276	1,142	-
1.30%	-	-	9,383	-	37,472	651,296	97,643	64,580
1.35%	426	89	199	-	5,506	71,007	9,350	-
1.40%	288	757	155	-	310	113,543	11,219	37,846
1.45%	786	1,075	346	-	108	12,645	1,776	-
1.50%	448	126	8,708	-	48,921	578,678	77,167	-
1.55%	5,318	3,028	838	-	2,686	128,357	26,507	-
1.60%	303	5,084	529	-	17,533	207,921	33,176	-
1.65%	-	-	459	-	5,500	113,085	20,661	-
1.70%	182	260	-	-	-	29,936	482	-
1.75%	2,449	1,208	10,302	-	25,780	402,688	52,888	-
1.80%	689	839	1,157	-	6,480	92,869	11,480	-
1.85%	289	217	1,904	-	3,715	170,067	21,600	-
1.90%	193	375	-	-	-	12,078	-	-
1.95%	159	163	8,719	-	58,867	516,629	72,373	-
2.00%	3	13	134	-	4,006	18,729	4,588	-
2.05%	-	-	686	-	3,400	77,122	16,139	-
2.10%	323	-	1,045	-	3,966	74,564	6,984	-
2.15%	-	-	400	-	1,194	11,607	2,878	-
2.20%	-	13	508	-	13,735	68,710	19,365	-
2.25%	-	-	-	-	1,879	6,377	848	-
2.30%	-	-	-	-	2,742	39,237	7,773	-
2.35%	-	-	112	-	-	2,765	-	-
2.40%	-	-	342	-	13,525	108,612	11,661	-
2.45%	-	-	-	-	843	4,165	601	-
2.50%	-	-	1,641	-	958	22,066	3,500	-
2.55%	-	-	99	-	375	25,386	2,851	-
2.60%	-	-	-	-	-	322	-	-
2.65%	-	-	-	-	-	5,743	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	19,051	428	-
2.80%	-	-	-	-	-	1,717	131	-
2.85%	-	-	1,437	-	-	4,219	421	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$16,222	$19,301	$51,047	$1,451	$267,963	$3,830,082	$539,452	$102,473

	VWEM	VWHA	VYDS	WRPMAV	WRPMCV	WRPMMV	WRASP	WRHIP

0.40%	$-	$-	$-	$35,979	$7,614	$14,875	$964	$4,645
0.60%	-	-	-	9,113	946	11,335	2,916	2,770
0.65%	-	-	-	-	-	-	23	-
0.75%	-	68	-	-	-	-	2,403	2,488
0.80%	1,281	1,018	-	-	-	-	843	-
0.85%	-	95	-	-	-	-	612	803
0.95%	-	-	-	-	-	-	143	-
1.05%	-	7	-	-	-	-	574	-
1.10%	-	1,171	-	-	-	-	4,566	1,218
1.15%	-	3,651	43	-	-	-	58,090	42,802
1.20%	-	-	-	-	-	-	-	70
1.25%	-	764	1,378	-	-	-	14,148	2,466
1.30%	172,476	154,695	-	-	-	-	287,114	296,966
1.35%	-	2,095	766	-	-	-	47,869	23,269
1.40%	70,795	42,517	-	-	-	-	15,553	13,064
1.45%	-	183	-	-	-	-	6,118	5,430
1.50%	-	8,963	-	-	-	-	486,481	218,186
1.55%	-	4,947	-	-	-	-	75,492	42,730
1.60%	-	3,030	-	-	-	-	300,896	210,102
1.65%	-	1,715	-	-	-	-	55,300	40,685
1.70%	-	25	-	-	-	-	3,119	550
1.75%	-	4,649	-	-	-	-	432,671	174,254
1.80%	-	2,088	-	-	-	-	100,257	66,161
1.85%	-	2,223	-	-	-	-	42,651	115,721
1.90%	-	-	-	-	-	-	862	19,907
1.95%	-	1,715	-	-	-	-	514,509	186,117
2.00%	-	-	-	-	-	-	57,211	9,780
2.05%	-	114	-	-	-	-	33,210	71,261
2.10%	-	117	-	-	-	-	47,089	16,384
2.15%	-	739	-	-	-	-	26,442	4,256
2.20%	-	13,107	-	-	-	-	143,956	58,484
2.25%	-	-	-	-	-	-	20,317	4,672
2.30%	-	1,799	-	-	-	-	39,195	21,221
2.35%	-	956	-	-	-	-	-	908
2.40%	-	157	-	-	-	-	102,745	60,843
2.45%	-	412	-	-	-	-	9,006	5,794
2.50%	-	-	-	-	-	-	10,561	5,430
2.55%	-	-	-	-	-	-	13,118	6,418
2.60%	-	-	-	-	-	-	76	494
2.65%	-	-	-	-	-	-	5,014	6,499
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	2,753	844
2.80%	-	-	-	-	-	-	67	304
2.85%	-	-	-	-	-	-	1,345	827
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$244,552	$253,020	$2,187	$45,092	$8,560	$26,210	$2,966,279	$1,744,823

	WRMCG	WRPAP	WRPCP	WRPMP	WRPMAP	WRPMCP	SVDF	SVOF

0.40%	$3,189	$25	$8,411	$115,490	$204,313	$26,448	$-	$-
0.60%	2,157	47	335	3,776	1,009	171	-	-
0.65%	86	-	-	-	-	-	-	-
0.75%	434	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	911	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	631	-	-	-	-	-	-	-
1.15%	23,506	-	-	-	-	-	-	-
1.20%	-	-	-	-	-	-	-	-
1.25%	960	-	-	-	-	-	-	-
1.30%	199,025	-	-	-	-	-	-	3,595
1.35%	31,686	-	-	-	-	-	-	-
1.40%	4,938	-	-	-	-	-	571	31
1.45%	1,134	-	-	-	-	-	-	-
1.50%	182,985	-	-	-	-	-	-	-
1.55%	8,910	-	-	-	-	-	-	-
1.60%	107,241	-	-	-	-	-	-	-
1.65%	23,836	-	-	-	-	-	-	-
1.70%	1,151	-	-	-	-	-	-	-
1.75%	178,472	-	-	-	-	-	-	-
1.80%	38,303	-	-	-	-	-	-	-
1.85%	39,875	-	-	-	-	-	-	-
1.90%	3,149	-	-	-	-	-	-	-
1.95%	161,738	-	-	-	-	-	-	-
2.00%	6,360	-	-	-	-	-	-	-
2.05%	25,729	-	-	-	-	-	-	-
2.10%	10,220	-	-	-	-	-	-	-
2.15%	2,204	-	-	-	-	-	-	-
2.20%	30,315	-	-	-	-	-	-	-
2.25%	4,413	-	-	-	-	-	-	-
2.30%	33,104	-	-	-	-	-	-	-
2.35%	2,267	-	-	-	-	-	-	-
2.40%	24,680	-	-	-	-	-	-	-
2.45%	1,780	-	-	-	-	-	-	-
2.50%	7,507	-	-	-	-	-	-	-
2.55%	3,547	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	1,640	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	1,622	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$1,169,705	$72	$8,746	$119,266	$205,322	$26,619	$571	$3,626

	WFVSCG	WFVOG2	PVGIB	FTVHI2

0.40%	$427	$-	$-	$224
0.60%	966	-	-	300
0.65%	151	-	-	-
0.75%	762	-	-	-
0.80%	245	-	-	-
0.85%	2,965	-	-	-
0.95%	234	-	-	-
1.05%	1,449	-	69	-
1.10%	12,223	-	4	-
1.15%	42,272	-	1,992	-
1.20%	-	-	-	-
1.25%	3,810	-	405	-
1.30%	220,185	-	-	-
1.35%	21,845	-	231	-
1.40%	9,629	235	155	-
1.45%	7,738	-	425	-
1.50%	174,362	-	212	-
1.55%	38,128	-	3,074	-
1.60%	70,243	-	-	-
1.65%	86,281	-	-	-
1.70%	476	-	156	-
1.75%	184,811	43	1,343	-
1.80%	31,297	-	327	-
1.85%	93,595	-	159	-
1.90%	1,318	-	224	-
1.95%	144,399	-	66	-
2.00%	12,376	-	-	-
2.05%	20,392	-	-	-
2.10%	18,444	-	194	-
2.15%	950	-	-	-
2.20%	22,252	-	-	-
2.25%	3,579	-	-	-
2.30%	20,231	-	-	-
2.35%	2,151	-	-	-
2.40%	14,784	-	-	-
2.45%	1,876	-	-	-
2.50%	7,006	-	-	-
2.55%	3,014	-	-	-
2.60%	-	-	-	-
2.65%	211	-	-	-
2.70%	19	-	-	-
2.75%	496	-	-	-
2.80%	-	-	-	-
2.85%	965	-	-	-
2.90%	-	-	-	-
2.95%	-	-	-	-
3.00%	-	-	-	-
3.05%	-	-	-	-
3.10%	-	-	-	-
3.40%	-	-	-	-

Totals	$1,278,557	$278	$9,036	$524

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2017 and 2016, total transfers to the Separate Account from the fixed account were $677,111,985 and $829,353,142, respectively, and total transfers from the Separate Account to the fixed account were $152,936,681 and $214,512,282, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

For contracts with the Extra Value option, the Company contributed $2,980,162 and $7,689,003 to the Separate Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2017 and 2016, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $4,997,406 and $21,255,695 to the Separate Account in the form of additional premium to contract owner accounts for the years ended December 31, 2017 and 2016, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

For Purchase Payment Credits, the Company contributed $6,160,192 and $4,940,210 to the Separate Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2017 and 2016, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Separate Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2017.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$54,200,970,775	$-	$-	$54,200,970,775

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2017 are as follows:

	Purchase of Investments	Sales of Investments
VA Situs Fund (HVSIT)	$3,022,572	$3,524,544
Mid Cap Growth Portfolio - Class S Shares (ALMCS)	57,325	5,464
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)	13,294	132,397
VPS Growth and Income Portfolio - Class B (ALVGIB)	457,119	1,174,603
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)	1,491	11,411
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)	910,222	2,714,388
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)	167,975	96,374
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)	13,074,357	16,676,012
VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)	15,309	1,085
VP Inflation Protection Fund - Class I (ACVIP1)	871,332	134,555

VP Balanced Fund - Class I (ACVB)	$2,040,295	$4,387,899
VP Capital Appreciation Fund - Class I (ACVCA)	17,626	44,050
VP Income & Growth Fund - Class I (ACVIG)	959,842	2,237,593
VP Income & Growth Fund - Class II (ACVIG2)	196,980	420,945
VP Inflation Protection Fund - Class II (ACVIP2)	32,636,831	25,678,846
VP International Fund - Class I (ACVI)	1,893	1,494
VP Mid Cap Value Fund - Class I (ACVMV1)	2,478,256	3,609,388
VP Mid Cap Value Fund - Class II (ACVMV2)	16,745,582	31,796,571
Growth Fund - Class 1 (AFGF)	1,237,360	3,282,159
High-Income Bond Fund - Class 1 (AFHY)	55,059	154,580
Managed Risk Asset Allocation Fund - Class P2 (AVPAP2)	17,151,525	54,980,041
U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)	12,175	33,671
BlackRock High Yield V.I. Fund -Class III (BRVHY3)	35,928,910	18,064,470
BlackRock Total Return V.I. Fund -Class III (BRVTR3)	87,272,925	1,865,546
BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)	52,066,550	20,047,081
Global Allocation V.I. Fund - Class III (MLVGA3)	18,563,855	35,003,632
Money Market Portfolio(TM) (CHSMM)	3,641,951	4,239,912
Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)	1,840,342	89,967
VIP Value Series: Service Class (DWVVLS)	751,940	169,801
VIP Small Cap Value Series: Service Class (DWVSVS)	19,310,516	19,485,235
Mid Cap Stock Portfolio- Service Shares (DVMCSS)	5,677,939	4,092,015
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	6,987,552	20,821,105
Stock Index Fund, Inc. - Initial Shares (DSIF)	10,382,024	27,707,268
Stock Index Fund, Inc. - Service Shares (DSIFS)	7,733,987	24,015,704
Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (DSRG)	3,128,018	5,387,612
Appreciation Portfolio - Initial Shares (DCAP)	3,749,051	3,579,802
Appreciation Portfolio - Service Shares (DCAPS)	17,613,957	20,806,755
Opportunistic Small Cap Portfolio - Service Shares (DVDLS)	198,625	188,617
Growth and Income Portfolio - Initial Shares (DGI)	835,076	1,398,492
Floating-Rate Income Fund (ETVFR)	17,165,998	6,322,381
Managed Tail Risk Fund II - Service Shares (FCA2S)	10,282	51,156
Quality Bond Fund II - Primary Shares (FQB)	558,150	878,393
Quality Bond Fund II - Service Shares (FQBS)	3,181,666	2,968,317
Equity-Income Portfolio - Initial Class (FEIP)	11,939,341	40,793,992
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)	1,640,785	796,699
High Income Portfolio - Initial Class (FHIP)	2,764,984	6,971,707
VIP Asset Manager Portfolio - Initial Class (FAMP)	13,627,175	13,475,628
VIP Balanced Portfolio - Service Class 2 (FB2)	193,327,480	3,850,382
VIP Energy Portfolio - Service Class 2 (FNRS2)	8,519,876	20,134,371
VIP Equity-Income Portfolio - Service Class 2 (FEI2)	26,311,412	38,957,636
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	819,252	1,184,293
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)	17,992,928	20,128,079
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)	1,392,324	2,549,314
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)	21,236,743	47,500,797
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)	2,542,806	1,076,035
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)	10,698,982	7,790,774
VIP Growth & Income Portfolio - Service Class 2 (FGI2)	166,274,778	9,119,257
VIP Growth Portfolio - Initial Class (FGP)	27,840,318	44,326,240
VIP Growth Portfolio - Service Class 2 (FG2)	69,901,587	40,023,505
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	1,909,857	2,511,175
VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)	185,064,763	3,175,361
VIP Mid Cap Portfolio - Service Class (FMCS)	1,517,818	2,595,280
VIP Mid Cap Portfolio - Service Class 2 (FMC2)	17,053,125	37,436,976
VIP Overseas Portfolio - Initial Class (FOP)	1,302,059	7,563,728
VIP Overseas Portfolio - Service Class 2 (FO2)	11,154,926	12,608,809
VIP Value Strategies Portfolio - Service Class (FVSS)	1,300,563	825,122
VIP Real Estate Portfolio: Service Class 2 (FRESS2)	1,524,526	145,097
Franklin Income Securities Fund - Class 2 (FTVIS2)	19,425,673	30,033,870
Rising Dividends Securities Fund - Class 2 (FTVRD2)	2,289,960	7,899,142
Small Cap Value Securities Fund - Class 2 (FTVSV2)	10,871,642	22,877,717

Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)	$424,749	$90,259
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)	3,736,867	3,022,417
Templeton Foreign Securities Fund - Class 2 (TIF2)	1,284,654	8,042,280
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)	8,650,148	10,126,724
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	16,032,237	11,864,015
Franklin Strategic Income Securities Fund - Class 2 (FTVSI2)	331,131	268,748
VI American Franchise Fund - Series II Shares (ACEG2)	2,062,364	1,161,601
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)	674,680	1,721,229
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)	2,749,377	4,161,843
Balanced-Risk Allocation Fund - Series I Shares (IVBRA1)	18,242	59,540
Mid Cap Value Portfolio: Class 1 (JPMMV1)	1,155,965	2,511,458
Balanced Portfolio: Service Shares (JABS)	527,826	1,195,416
Enterprise Portfolio: Service Shares (JAMGS)	473,306	63,886
Flexible Bond Portfolio: Service Shares (JAFBS)	13,104,632	5,165,145
Forty Portfolio: Service Shares (JACAS)	12,143,941	27,105,076
Global Technology Portfolio: Service Shares (JAGTS)	45,433,825	20,159,012
Overseas Portfolio: Service Shares (JAIGS)	6,467,864	11,458,972
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)	15,636,018	11,141,521
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)	18,821,634	3,006,576
MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)	592,606	1,653,262
New Discovery Series - Service Class (MNDSC)	11,041,186	5,462,583
Utilities Series - Service Class (MVUSC)	43,491	23,715
Value Series - Service Class (MVFSC)	31,869,166	47,621,366
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)	37,402,399	20,829,079
UIF, Inc. - Global Infrastructure Portfolio- Class II (MSGI2)	8,626,262	4,830,387
Core Plus Fixed Income Portfolio - Class I (MSVFI)	699,561	514,598
Core Plus Fixed Income Portfolio - Class II (MSVF2)	1,104,494	1,475,397
Emerging Markets Debt Portfolio - Class I (MSEM)	95,517	209,400
Emerging Markets Debt Portfolio - Class II (MSEMB)	211,004	134,400
Global Real Estate Portfolio - Class II (VKVGR2)	80,093	319,120
U.S. Real Estate Portfolio - Class I (MSVRE)	2,764	3,477
U.S. Real Estate Portfolio - Class II (MSVREB)	38	577
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)	101,414,760	10,120,708
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)	360,858,065	4,747,726
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	2,976,225	7,477,847
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)	23,248,187	28,133,873
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	267,469,699	250,444,258
American Funds NVIT Bond Fund - Class II (GVABD2)	478,971,280	7,753,632
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	51,182,557	32,253,241
American Funds NVIT Growth Fund - Class II (GVAGR2)	86,587,693	35,276,010
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	428,930,505	200,502,070
Federated NVIT High Income Bond Fund - Class I (HIBF)	14,033,700	22,343,716
NVIT Emerging Markets Fund - Class I (GEM)	2,242,438	2,044,186
NVIT Emerging Markets Fund - Class II (GEM2)	13,740,896	9,129,929
NVIT International Equity Fund - Class I (GIG)	736,107	2,461,181
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)	9,419,668	5,320,009
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	2,462,841	9,971,984
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)	14,229,446	5,616,112
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	425,411	487,635
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	13,513,871	20,462,053
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)	9,618,147	10,147,671
NVIT Cardinal Balanced Fund - Class II (NVCRB2)	160,847,429	165,645,827
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)	221,817,807	255,683,865
NVIT Cardinal Conservative Fund - Class II (NVCCN2)	54,176,267	95,523,414
NVIT Cardinal Moderate Fund - Class II (NVCMD2)	212,102,712	268,394,739
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)	36,526,136	48,595,852
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)	56,881,180	85,922,326
NVIT Core Bond Fund - Class I (NVCBD1)	505,825	573,225
NVIT Core Bond Fund - Class II (NVCBD2)	27,616,639	25,037,497
NVIT Core Plus Bond Fund - Class II (NVLCP2)	10,244,297	8,612,301

NVIT Nationwide Fund - Class I (TRF)	$1,412,338	$13,764,494
NVIT Nationwide Fund - Class II (TRF2)	4,554,304	23,185,346
NVIT Government Bond Fund - Class I (GBF)	19,685,448	35,905,531
NVIT International Index Fund - Class II (GVIX2)	952,116	334,458
NVIT International Index Fund - Class VIII (GVIX8)	19,740,534	5,547,974
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	20,784,477	24,582,228
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	84,835,449	80,348,407
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	88,168,977	126,766,848
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	59,781,047	94,420,853
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	197,266,771	243,414,942
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	67,211,004	116,632,348
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	53,208,099	85,828,463
NVIT Mid Cap Index Fund - Class I (MCIF)	50,251,064	19,707,014
NVIT Money Market Fund - Class I (SAM)	118,876,166	185,112,547
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)	359,525	3,183,163
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)	6,092,427	22,843,052
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)	176,950	564,814
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)	3,676,032	11,005,626
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	935,394	1,770,248
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)	12,895,838	22,018,701
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	965,080	959,345
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)	16,893,258	29,949,668
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	8,879,515	20,954,257
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)	19,482,117	19,145,937
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)	176,494	74,184
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	19,411,786	37,651,125
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	963,012	1,309,010
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)	4,563,139	5,634,057
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	1,887,598	4,533,833
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)	4,817,124	7,154,557
NVIT Multi-Manager Small Company Fund - Class I (SCF)	5,092,949	9,427,181
NVIT Multi-Manager Small Company Fund - Class II (SCF2)	5,991,520	6,797,270
NVIT Multi-Sector Bond Fund - Class I (MSBF)	38,917,292	16,345,854
NVIT Short Term Bond Fund - Class II (NVSTB2)	23,652,917	19,257,146
NVIT Large Cap Growth Fund - Class I (NVOLG1)	10,533,548	45,409,139
NVIT Large Cap Growth Fund - Class II (NVOLG2)	18,838,317	40,275,156
Templeton NVIT International Value Fund - Class III (NVTIV3)	6,296,486	32,064,925
Invesco NVIT Comstock Value Fund - Class I (EIF)	840,679	28,167
Invesco NVIT Comstock Value Fund - Class II (EIF2)	39,374,151	17,962,284
NVIT Real Estate Fund - Class I (NVRE1)	1,974,592	6,770,726
NVIT Real Estate Fund - Class II (NVRE2)	9,253,876	12,706,669
Loring Ward NVIT Moderate Fund - Class II (NVLM2)	1,650,035	511,896
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)	6,249,562	584,531
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)	117,754,846	35,839,512
NVIT Cardinal(SM) Managed Growth & Income Fund - Class II (NCPGI2)	46,083,316	25,943,045
NVIT Investor Destinations Managed Growth Fund - Class II (IDPG2)	90,062,469	20,778,057
NVIT Investor Destinations Managed Growth & Income Fund - Class II (IDPGI2)	32,547,766	16,697,627
NVIT Small Cap Index Fund - Class II (NVSIX2)	29,019,914	3,864,363
NVIT S&P 500 Index Fund - Class II (GVEX2)	141,943,148	24,939,000
NVIT BlackRock NVIT Managed Global Allocation Fund - Class II (NVMGA2)	58,819,063	7,960,126
Short Duration Bond Portfolio - I Class Shares (AMTB)	7,307,651	13,775,969
Guardian Portfolio - I Class Shares (AMGP)	10	-
International Portfolio - S Class Shares (AMINS)	154,738	29,482
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	5,570	3,561
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)	933,496	607,093
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	643	1,118
Socially Responsive Portfolio - I Class Shares (AMSRS)	1,226,729	3,878,704
TOPS Managed Risk Balanced ETF Portfolio - Class 4 (NOTB4)	222,937	1,266,388
TOPS Managed Risk Growth ETF Portfolio - Class 4 (NOTG4)	268,767	854,977
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 (NOTMG4)	149,706	854,761

International Growth Fund/VA- Service Shares (OVIGS)	$20,670,223	$9,045,958
Capital Income Fund/VA - Non-Service Shares (OVMS)	788,082	4,288,908
Core Bond Fund/VA - Non-Service Shares (OVB)	638,910	2,689,872
Global Securities Fund/VA - Non-Service Shares (OVGS)	1,570,735	17,105,907
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)	10,825,600	14,099,783
International Growth Fund/VA - Non-Service Shares (OVIG)	663,419	238,278
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	629,216	2,243,522
Main Street Fund(R)/VA - Service Class (OVGIS)	10,137,831	34,901,524
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	1,105,785	1,939,193
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)	11,572,156	11,710,187
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)	1,692,763	1,530,468
Global Strategic Income Fund/VA - Non-service Shares (OVSB)	230,409	370,874
Global Strategic Income Fund/VA - Service Shares (OVSBS)	714,547	1,351,183
All Asset Portfolio - Advisor Class (PMVAAD)	6,423,837	6,444,204
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)	1,771,397	4,199,793
Low Duration Portfolio - Advisor Class (PMVLAD)	37,947,578	44,889,382
Total Return Portfolio - Advisor Class (PMVTRD)	39,187,468	20,261,427
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)	29,617	1,883
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)	5,500,725	1,321,545
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)	48,638	250,711
Variable Insurance Trust - Short-Term Portfolio - Advisor Class (PMVSTA)	20,495,381	5,460,920
Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Class (PMVFHA)	37,418	21,293
Real Return Portfolio - Advisor Class (PMVRA)	86,069	73,878
Structured Small Cap Equity Fund - Service Shares (GVSSCS)	439,127	17,561
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)	1,704,577	992,253
VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)	5,609	32
VT Equity Income Fund: Class IB (PVEIB)	1,967,555	274,363
VT Growth Opportunities Fund: Class IB (PVGOB)	650,995	338,946
VT International Equity Fund: Class IB (PVTIGB)	3,204,897	451,287
Small-Cap Portfolio - Investment Class (ROCSC)	47,801	26,104
Variable Fund - Multi-Hedge Strategies (RVARS)	1,650,324	1,939,519
Blue Chip Growth Portfolio - II (TRBCG2)	4	299
Equity Income Portfolio - II (TREI2)	1	39
Health Sciences Portfolio - II (TRHS2)	31,962,777	35,244,321
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)	8,682,938	18,032,147
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)	394,264	1,120,266
VIP Trust Emerging Markets Fund - Initial Class (VWEM)	4,866,824	6,354,489
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	30,894	3,013,674
Diversified Stock Fund Class A Shares (VYDS)	3,688	22,203
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)	445,312	2,415,845
Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)	300,432	320,898
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)	230,340	1,950,123
Variable Insurance Portfolios - Asset Strategy (WRASP)	4,010,114	31,667,894
Variable Insurance Portfolios - High Income (WRHIP)	47,124,854	48,427,126
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)	6,899,910	5,896,783
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)	740	42,146
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)	573,398	1,758,354
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)	2,277,601	6,056,106
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)	4,717,655	10,069,897
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)	536,269	1,065,062
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)	2,440	2,720
Advantage VT Opportunity Fund - Class 2 (SVOF)	25,637	47,830
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	25,696,178	25,091,493
Advantage VT Omega Growth Fund - Class 2 (WFVOG2)	598	307
VT Growth & Income Fund: Class IB (obsolete) (PVGIB)	230,223	1,749,271
Franklin High Income Securities Fund: Class 2 (obsolete) (FTVHI2)	713,972	598,696

	$6,029,482,774	$4,617,884,787

(5) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners' equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2017, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2017. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VA Situs Fund (HVSIT)
2017	0.40%	to	2.55%	1,110,094	$20.90	to	$17.88	$21,345,191	0.55%	17.05%	to	14.53%
2016	0.40%	to	2.55%	1,272,457	17.86	to	15.61	21,151,245	0.61%	10.56%	to	8.18%
2015	0.40%	to	2.55%	1,378,482	16.15	to	14.43	20,959,247	0.51%	-7.54%	to	-9.54%
2014	0.40%	to	2.55%	2,049,869	17.47	to	15.95	34,123,200	0.51%	-2.46%	to	-4.56%
2013	0.40%	to	2.60%	2,149,202	17.91	to	16.68	37,089,198	0.35%	31.39%	to	28.49%
Mid Cap Growth Portfolio - Class S Shares (ALMCS)
2017	0.95%	to	1.05%	15,407	24.62	to	24.26	376,240	0.00%	27.96%	to	27.83%
2016	0.95%	to	1.05%	13,340	19.24	to	18.98	254,416	0.00%	-0.47%	to	-0.57%
2015	0.95%	to	1.05%	17,677	19.33	to	19.09	339,556	0.00%	-2.83%	to	-2.92%
2014	0.95%	to	1.05%	26,168	19.89	to	19.66	516,473	0.00%	6.56%	to	6.45%
2013	0.95%	to	1.05%	29,458	18.67	to	18.47	545,847	0.00%	34.12%	to	33.98%
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
2017			0.40%	30,764			15.41	474,039	1.82%			15.16%
2016			0.40%	40,001			13.38	535,226	1.77%			4.03%
2015			0.40%	40,380			12.86	519,385	2.14%			0.89%
2014			0.40%	41,081			12.75	523,746	2.22%			6.68%
2013			0.40%	36,960			11.95	441,698	2.53%			15.81%
VPS Growth and Income Portfolio - Class B (ALVGIB)
2017	0.95%	to	2.25%	151,189	27.15	to	27.74	4,646,927	1.21%	17.47%	to	15.94%
2016	0.95%	to	2.25%	191,288	23.11	to	23.93	5,023,652	0.82%	10.02%	to	8.58%
2015	0.95%	to	2.25%	223,475	21.01	to	22.04	5,355,148	1.16%	0.46%	to	-0.86%
2014	0.95%	to	2.25%	261,769	20.91	to	22.23	6,282,093	1.08%	8.25%	to	6.83%
2013	0.95%	to	2.30%	317,866	19.32	to	20.69	7,094,461	1.13%	33.31%	to	31.50%
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
2017	0.60%			4,267	12.63			53,903	1.89%	13.98%
2016	0.40%	to	0.60%	5,166	11.17	to	11.08	57,330	0.86%	3.18%	to	2.97%
2015	0.40%	to	0.60%	8,584	10.82	to	10.76	92,651	0.89%	-1.49%	to	-1.68%
2014	0.40%	to	0.60%	10,220	10.98	to	10.95	112,134	0.89%	4.03%	to	3.82%
2013	0.40%			1,477	10.56			15,595	0.36%			5.59%	****
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)
2017	1.15%	to	2.75%	1,435,565	13.05	to	11.90	18,039,735	1.73%	13.01%	to	11.19%
2016	1.15%	to	2.75%	1,590,436	11.55	to	10.70	17,765,025	0.58%	2.18%	to	0.53%
2015	1.10%	to	2.75%	1,778,946	11.32	to	10.65	19,589,104	0.68%	-2.39%	to	-4.01%
2014	1.10%	to	2.65%	1,392,186	11.60	to	11.12	15,847,152	0.40%	3.06%	to	1.45%
2013	1.15%	to	2.60%	742,493	11.25	to	10.97	8,266,416	0.30%	10.65%	to	9.02%
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2017	0.40%	to	0.60%	52,066	17.71	to	17.54	918,797	0.45%	12.70%	to	12.47%
2016	0.40%	to	0.60%	50,194	15.71	to	15.60	786,301	0.47%	24.59%	to	24.34%
2015	0.40%	to	0.60%	23,874	12.61	to	12.54	300,857	0.73%	-5.86%	to	-6.05%
2014	0.40%	to	0.60%	18,476	13.40	to	13.35	247,443	0.75%	8.76%	to	8.54%
2013	0.40%	to	0.60%	14,380	12.32	to	12.30	177,100	0.23%	23.19%	to	23.02%	****
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
2017	0.40%	to	2.85%	2,686,124	24.61	to	33.16	114,676,538	0.24%	12.40%	to	9.64%
2016	0.40%	to	2.85%	2,879,199	21.89	to	30.25	110,645,228	0.36%	24.29%	to	21.25%
2015	0.40%	to	2.85%	2,884,800	17.61	to	24.95	90,490,876	0.52%	-6.07%	to	-8.38%
2014	0.40%	to	2.85%	2,879,983	18.75	to	27.23	97,393,192	0.46%	8.51%	to	5.84%
2013	0.40%	to	2.80%	2,947,714	17.28	to	25.87	92,748,360	0.41%	37.08%	to	33.78%
VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
2017			0.40%	2,975			8.60	25,596	2.70%			-1.23%
2016			0.40%	1,359			8.71	11,839	2.99%			40.23%
2015			0.40%	330			6.21	2,050	0.94%			-37.88%	****
VP Inflation Protection Fund - Class I (ACVIP1)
2017	0.40%	to	0.60%	118,106	9.86	to	9.76	1,162,923	3.54%	3.51%	to	3.30%
2016	0.40%	to	0.60%	44,469	9.52	to	9.45	422,663	2.30%	4.29%	to	4.08%
2015	0.40%	to	0.60%	33,187	9.13	to	9.08	302,685	2.40%	-2.67%	to	-2.87%
2014	0.40%	to	0.60%	21,218	9.38	to	9.35	198,937	1.58%	3.16%	to	2.96%
2013	0.40%	to	0.60%	5,112	9.09	to	9.08	46,489	0.76%	-9.06%	to	-9.18%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VP Balanced Fund - Class I (ACVB)
2017	0.80%	to	1.40%	753,983	$35.31	to	$36.03	$29,338,342	1.53%	13.00%	to	12.32%
2016	0.80%	to	1.40%	849,906	31.24	to	32.08	29,397,866	1.57%	6.14%	to	5.50%
2015	0.80%	to	1.40%	952,327	29.44	to	30.41	31,165,843	1.72%	-3.35%	to	-3.94%
2014	0.80%	to	1.40%	1,071,298	30.46	to	31.65	36,439,627	1.53%	8.97%	to	8.32%
2013	0.80%	to	1.40%	1,136,387	27.95	to	29.22	35,660,596	1.58%	16.49%	to	15.78%
VP Income & Growth Fund - Class I (ACVIG)
2017	0.80%	to	1.40%	610,024	26.76	to	23.75	14,711,679	2.35%	19.52%	to	18.80%
2016	0.80%	to	1.40%	690,001	22.39	to	19.99	13,995,878	2.36%	12.58%	to	11.90%
2015	0.80%	to	1.40%	774,518	19.89	to	17.87	14,032,779	2.09%	-6.38%	to	-6.94%
2014	0.80%	to	1.40%	888,260	21.24	to	19.20	17,283,590	2.02%	11.60%	to	10.93%
2013	0.80%	to	1.40%	970,158	19.03	to	17.31	17,004,656	2.23%	34.73%	to	33.92%
VP Income & Growth Fund - Class II (ACVIG2)
2017	0.95%	to	2.40%	124,007	27.02	to	26.11	3,694,137	2.10%	19.16%	to	17.42%
2016	0.95%	to	2.40%	136,268	22.67	to	22.24	3,420,647	2.08%	12.13%	to	10.49%
2015	0.95%	to	2.40%	161,772	20.22	to	20.13	3,616,427	1.80%	-6.84%	to	-8.21%
2014	0.95%	to	2.40%	223,567	21.71	to	21.93	5,305,520	1.77%	11.26%	to	9.64%
2013	0.95%	to	2.40%	242,506	19.51	to	20.00	5,200,052	1.95%	34.20%	to	32.23%
VP Inflation Protection Fund - Class II (ACVIP2)
2017	0.40%	to	2.85%	16,760,938	13.12	to	11.17	229,258,020	2.62%	3.26%	to	0.73%
2016	0.40%	to	2.85%	16,430,647	12.70	to	11.09	220,038,920	1.83%	3.97%	to	1.42%
2015	0.40%	to	2.70%	16,784,497	12.22	to	11.16	218,767,491	1.96%	-2.86%	to	-5.10%
2014	0.40%	to	2.80%	18,201,387	12.58	to	11.61	246,972,854	1.30%	2.89%	to	0.41%
2013	0.40%	to	2.95%	18,608,330	12.22	to	11.37	247,747,141	1.63%	-8.85%	to	-11.18%
VP Mid Cap Value Fund - Class I (ACVMV1)
2017	0.40%	to	1.40%	517,510	18.00	to	25.65	12,924,699	1.53%	11.25%	to	10.13%
2016	0.40%	to	1.40%	576,317	16.18	to	23.29	13,078,348	1.71%	22.36%	to	21.14%
2015	0.40%	to	1.40%	424,721	13.22	to	19.23	8,057,157	1.65%	-1.83%	to	-2.81%
2014	0.40%	to	1.40%	517,561	13.47	to	19.78	10,187,275	1.18%	15.96%	to	14.79%
2013	0.40%	to	1.40%	559,245	11.62	to	17.23	9,698,315	1.22%	16.17%	to	28.29%	****
VP Mid Cap Value Fund - Class II (ACVMV2)
2017	0.40%	to	2.85%	6,044,690	27.38	to	25.12	178,366,410	1.38%	11.02%	to	8.30%
2016	0.40%	to	2.85%	6,722,132	24.66	to	23.20	180,219,498	1.56%	22.23%	to	19.23%
2015	0.40%	to	2.85%	5,648,494	20.18	to	19.46	125,755,186	1.52%	-1.97%	to	-4.38%
2014	0.40%	to	2.85%	5,721,471	20.59	to	20.35	131,436,311	1.02%	15.77%	to	12.93%
2013	0.40%	to	2.95%	5,082,599	17.78	to	17.86	102,297,713	1.07%	29.38%	to	26.07%
Growth Fund - Class 1 (AFGF)
2017			1.30%	62,814			171.48	10,771,585	0.67%			26.96%
2016			1.30%	82,124			135.07	11,092,388	0.99%			8.34%
2015			1.30%	92,503			124.67	11,532,578	0.80%			5.73%
2014			1.30%	106,861			117.92	12,601,077	1.44%			7.37%
2013			1.30%	112,638			109.82	12,370,410	1.18%			28.74%
High-Income Bond Fund - Class 1 (AFHY)
2017			1.30%	11,741			64.56	757,997	6.21%			5.86%
2016			1.30%	13,960			60.99	851,416	6.41%			16.30%
2015			1.30%	13,269			52.44	695,779	5.38%			-8.15%
2014			1.30%	21,295			57.09	1,215,827	4.36%			-0.51%
2013			1.30%	24,207			57.38	1,389,069	7.34%			5.51%
Managed Risk Asset Allocation Fund - Class P2 (AVPAP2)
2017	0.40%	to	2.85%	57,113,592	13.70	to	12.20	808,276,400	0.77%	14.35%	to	11.54%
2016	0.40%	to	2.85%	60,059,364	11.98	to	10.94	751,684,583	1.32%	6.85%	to	4.23%
2015	0.40%	to	2.75%	63,474,141	11.21	to	10.52	752,011,702	1.49%	-1.47%	to	-3.79%
2014	0.40%	to	2.75%	65,640,615	11.38	to	10.94	798,451,750	0.07%	2.50%	to	0.08%
2013	0.40%	to	2.55%	32,981,115	11.10	to	11.87	395,954,374	2.15%	11.03%	to	17.51%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)
2017			1.30%	18,957			$36.09	$684,134	1.53%			0.51%
2016			1.30%	19,599			35.91	703,758	1.59%			0.12%
2015			1.30%	21,051			35.86	754,989	1.59%			0.61%
2014			1.30%	25,113			35.65	895,197	1.33%			3.87%
2013			1.30%	26,433			34.32	907,146	0.87%			-4.14%
BlackRock High Yield V.I. Fund -Class III (BRVHY3)
2017	0.40%	to	2.55%	2,888,766	10.30	to	10.49	31,168,746	5.00%	2.98%	to	4.36%
2016	1.15%	to	2.50%	1,270,873	10.29	to	10.06	12,972,988	5.17%	11.52%	to	10.01%
2015	1.15%	to	2.50%	472,591	9.23	to	9.15	4,345,939	2.87%	-7.70%	to	-8.55%	****
BlackRock Total Return V.I. Fund -Class III (BRVTR3)
2017	0.40%	to	2.85%	24,686,644	10.34	to	9.67	248,305,125	2.23%	2.79%	to	0.27%
2016	0.40%	to	2.85%	16,323,965	10.06	to	9.65	161,297,863	1.76%	2.05%	to	-0.45%
2015	0.40%	to	2.50%	6,186,106	9.86	to	9.72	60,516,404	0.94%	-1.45%	to	-2.84%	****
BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)
2017	0.40%	to	2.85%	18,794,597	13.18	to	12.33	240,731,201	1.58%	16.03%	to	13.18%
2016	0.40%	to	2.85%	17,052,613	11.36	to	10.90	190,253,960	1.79%	15.60%	to	12.76%
2015	0.40%	to	2.50%	6,235,745	9.83	to	9.69	60,821,673	1.38%	-1.73%	to	-3.12%	****
Global Allocation V.I. Fund - Class III (MLVGA3)
2017	0.40%	to	2.85%	22,494,782	18.64	to	15.03	375,898,088	1.27%	13.25%	to	10.48%
2016	0.40%	to	2.85%	23,713,308	16.46	to	13.60	354,185,101	1.19%	3.39%	to	0.85%
2015	0.40%	to	2.85%	25,726,229	15.92	to	13.49	375,967,713	1.09%	-1.40%	to	-3.82%
2014	0.40%	to	2.85%	22,411,842	16.15	to	14.02	336,749,454	2.54%	1.52%	to	-0.97%
2013	0.40%	to	2.65%	16,742,221	15.91	to	14.30	251,321,137	1.27%	13.96%	to	11.38%
Money Market Portfolio(TM) (CHSMM)
2017	0.75%	to	1.35%	503,857	9.57	to	9.63	4,939,541	0.45%	-0.31%	to	-0.91%
2016	0.75%	to	1.35%	561,907	9.60	to	9.72	5,537,570	0.01%	-0.74%	to	-1.33%
2015	0.75%	to	1.35%	917,962	9.67	to	9.85	9,048,033	0.01%	-0.74%	to	-1.34%
2014	0.75%	to	1.55%	884,847	9.75	to	9.76	8,890,073	0.01%	-0.74%	to	-1.54%
2013	0.65%	to	1.55%	949,742	9.88	to	9.91	9,707,822	0.01%	-0.64%	to	-1.54%
Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)
2017	0.40%	to	1.95%	172,298	10.27	to	10.16	1,756,327	0.74%	2.69%	to	1.63%	****
VIP Value Series: Service Class (DWVVLS)
2017	0.40%	to	0.60%	92,725	16.85	to	16.69	1,560,377	1.14%	13.08%	to	12.86%
2016	0.40%	to	0.60%	57,268	14.90	to	14.79	851,827	1.67%	13.86%	to	13.64%
2015	0.40%	to	0.60%	48,681	13.09	to	13.02	636,020	1.68%	-1.04%	to	-1.24%
2014	0.40%	to	0.60%	47,661	13.22	to	13.18	629,639	1.24%	13.25%	to	13.02%
2013	0.40%	to	0.60%	19,338	11.68	to	11.66	225,706	0.00%	16.78%	to	16.62%	****
VIP Small Cap Value Series: Service Class (DWVSVS)
2017	0.40%	to	2.85%	3,677,512	17.53	to	15.61	60,821,422	0.64%	11.31%	to	8.58%
2016	0.40%	to	2.85%	3,789,125	15.75	to	14.38	56,943,567	0.62%	30.56%	to	27.36%
2015	0.40%	to	2.85%	2,546,750	12.06	to	11.29	29,685,190	0.48%	-6.84%	to	-9.13%
2014	0.40%	to	2.75%	1,869,070	12.95	to	12.44	23,690,053	0.26%	5.20%	to	2.71%
2013	0.40%	to	2.65%	466,331	12.31	to	12.12	5,692,293	0.00%	23.09%	to	21.23%	****
Mid Cap Stock Portfolio- Service Shares (DVMCSS)
2017	0.40%	to	2.85%	2,675,080	13.99	to	12.77	35,765,531	0.84%	14.58%	to	11.77%
2016	0.40%	to	2.85%	2,569,957	12.21	to	11.42	30,355,510	0.81%	14.74%	to	11.93%
2015	0.40%	to	2.85%	2,257,127	10.64	to	10.20	23,521,160	0.34%	-2.91%	to	-5.29%
2014	0.40%	to	2.75%	882,717	10.96	to	10.78	9,590,077	0.00%	9.56%	to	7.82%	****
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2017	0.40%	to	2.55%	2,016,378	26.24	to	38.54	80,553,584	0.68%	11.95%	to	9.55%
2016	0.40%	to	2.95%	2,464,385	23.44	to	30.66	89,216,990	0.92%	25.22%	to	22.03%
2015	0.40%	to	2.95%	2,597,922	18.72	to	25.13	76,264,013	0.76%	-2.72%	to	-5.21%
2014	0.40%	to	3.05%	3,031,376	19.24	to	26.19	92,837,743	0.62%	4.70%	to	1.92%
2013	0.40%	to	3.05%	3,719,928	18.38	to	25.70	110,561,514	1.08%	40.15%	to	36.43%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2017	0.80%	to	1.40%	3,700,488	55.18	to	61.86	232,999,693	1.70%	20.57%	to	19.84%
2016	0.80%	to	1.40%	4,105,599	45.76	to	51.62	215,623,442	2.00%	10.82%	to	10.15%
2015	0.80%	to	1.40%	4,605,478	41.30	to	46.86	219,443,889	1.81%	0.30%	to	-0.31%
2014	0.80%	to	1.40%	5,106,390	41.17	to	47.01	243,861,596	1.74%	12.52%	to	11.84%
2013	0.80%	to	1.40%	5,646,503	36.59	to	42.03	241,002,392	1.84%	30.97%	to	30.18%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Stock Index Fund, Inc. - Service Shares (DSIFS)
2017	0.40%	to	2.55%	4,741,553	$21.54	to	$27.57	$147,798,113	1.45%	20.73%	to	18.13%
2016	0.40%	to	2.65%	5,448,421	17.84	to	23.00	141,923,286	1.75%	11.00%	to	8.50%
2015	0.40%	to	2.65%	6,053,900	16.07	to	21.20	144,118,066	1.54%	0.46%	to	-1.80%
2014	0.40%	to	2.80%	7,085,178	16.00	to	19.37	169,352,638	1.48%	12.65%	to	9.94%
2013	0.40%	to	2.70%	8,091,350	14.20	to	19.50	174,125,566	1.62%	31.18%	to	28.15%
Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2017	0.80%	to	1.40%	811,429	38.73	to	44.17	38,057,925	1.16%	14.41%	to	13.72%
2016	0.80%	to	1.40%	917,419	33.85	to	38.84	37,838,359	1.31%	9.49%	to	8.83%
2015	0.80%	to	1.40%	1,041,694	30.92	to	35.68	39,423,748	1.07%	-3.97%	to	-4.55%
2014	0.80%	to	1.40%	1,151,261	32.19	to	37.39	45,614,538	1.06%	12.55%	to	11.86%
2013	0.80%	to	1.40%	1,265,074	28.60	to	33.42	44,786,596	1.26%	33.27%	to	32.46%
Appreciation Portfolio - Initial Shares (DCAP)
2017	0.80%	to	1.40%	883,156	33.03	to	29.17	26,202,804	1.33%	26.32%	to	25.56%
2016	0.80%	to	1.40%	997,558	26.15	to	23.24	23,553,895	1.63%	7.04%	to	6.40%
2015	0.80%	to	1.40%	1,207,976	24.43	to	21.84	26,784,876	1.69%	-3.25%	to	-3.83%
2014	0.80%	to	1.40%	1,396,574	25.25	to	22.71	32,171,783	1.81%	7.23%	to	6.58%
2013	0.80%	to	1.40%	1,661,858	23.55	to	21.31	35,885,502	1.94%	20.13%	to	19.41%
Appreciation Portfolio - Service Shares (DCAPS)
2017	0.40%	to	2.75%	3,794,414	20.34	to	21.78	103,566,423	1.08%	26.50%	to	23.53%
2016	0.40%	to	2.75%	4,453,762	16.08	to	17.64	97,160,288	1.39%	7.20%	to	4.68%
2015	0.40%	to	2.75%	5,048,905	15.00	to	16.85	104,183,974	1.45%	-3.10%	to	-5.39%
2014	0.40%	to	2.75%	5,545,660	15.48	to	17.81	119,292,371	1.60%	7.40%	to	4.86%
2013	0.40%	to	2.75%	5,967,733	14.41	to	16.98	121,280,253	1.72%	20.34%	to	17.50%
Opportunistic Small Cap Portfolio - Service Shares (DVDLS)
2017	0.95%	to	2.25%	37,554	22.74	to	24.10	994,850	0.00%	23.19%	to	21.58%
2016	0.95%	to	2.25%	35,835	18.46	to	19.82	798,650	0.00%	15.68%	to	14.17%
2015	0.95%	to	2.25%	50,639	15.95	to	17.36	965,449	0.00%	-3.45%	to	-4.72%
2014	0.95%	to	2.25%	58,484	16.52	to	18.22	1,155,794	0.00%	0.36%	to	-0.96%
2013	0.95%	to	2.25%	66,935	16.47	to	18.40	1,328,347	0.00%	46.81%	to	44.89%
Growth and Income Portfolio - Initial Shares (DGI)
2017	0.80%	to	1.40%	494,849	31.85	to	28.04	14,109,751	0.74%	18.75%	to	18.04%
2016	0.80%	to	1.40%	536,200	26.82	to	23.76	12,939,798	1.20%	9.15%	to	8.50%
2015	0.80%	to	1.40%	615,539	24.57	to	21.90	13,679,890	0.85%	0.77%	to	0.16%
2014	0.80%	to	1.40%	686,816	24.39	to	21.86	15,222,758	0.77%	9.19%	to	8.53%
2013	0.80%	to	1.40%	758,596	22.33	to	20.14	15,480,153	0.90%	35.69%	to	34.87%
Floating-Rate Income Fund (ETVFR)
2017	0.40%	to	2.80%	5,278,077	11.19	to	10.05	55,869,738	3.27%	3.03%	to	0.55%
2016	0.40%	to	2.80%	4,327,808	10.86	to	10.00	44,989,788	3.44%	8.51%	to	5.90%
2015	0.40%	to	2.80%	2,619,558	10.01	to	9.44	25,354,740	3.34%	-1.39%	to	-3.76%
2014	0.40%	to	2.75%	2,099,789	10.15	to	9.81	20,901,456	3.22%	0.17%	to	-1.86%
2013	0.40%	to	0.60%	16,659	10.13	to	10.12	168,751	1.47%	1.34%	to	1.20%
Managed Tail Risk Fund II - Service Shares (FCA2S)
2017	0.95%	to	2.25%	40,251	14.05	to	13.73	618,423	1.34%	9.62%	to	8.19%
2016	0.95%	to	2.25%	43,051	12.82	to	12.69	605,853	1.53%	-5.39%	to	-6.62%
2015	0.95%	to	2.25%	52,107	13.55	to	13.59	780,232	1.57%	-7.32%	to	-8.54%
2014	0.95%	to	2.25%	58,869	14.62	to	14.86	957,834	1.85%	-2.27%	to	-3.55%
2013	0.95%	to	2.30%	77,503	14.96	to	15.32	1,294,213	0.75%	15.01%	to	13.44%
Quality Bond Fund II - Primary Shares (FQB)
2017	0.80%	to	1.40%	372,687	17.61	to	16.01	6,037,666	3.29%	3.21%	to	2.58%
2016	0.80%	to	1.40%	400,313	17.06	to	15.61	6,315,618	3.66%	3.00%	to	2.37%
2015	0.80%	to	1.40%	471,546	16.57	to	15.25	7,258,448	3.94%	-1.04%	to	-1.64%
2014	0.80%	to	1.40%	547,230	16.74	to	15.50	8,560,284	3.72%	2.96%	to	2.34%
2013	0.80%	to	1.40%	613,836	16.26	to	15.15	9,376,584	4.42%	0.23%	to	-0.38%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Quality Bond Fund II - Service Shares (FQBS)
2017	0.95%	to	2.30%	1,339,808	$15.33	to	$12.54	$19,075,645	2.91%	2.77%	to	1.37%
2016	0.95%	to	2.30%	1,344,546	14.92	to	12.37	18,716,854	3.45%	2.55%	to	1.16%
2015	0.95%	to	2.40%	1,625,167	14.55	to	12.07	22,156,400	3.68%	-1.39%	to	-2.83%
2014	0.95%	to	2.45%	1,947,824	14.75	to	12.34	27,031,892	3.60%	2.53%	to	0.98%
2013	0.95%	to	2.45%	2,269,504	14.39	to	12.22	30,823,735	4.10%	-0.21%	to	-1.72%
Equity-Income Portfolio - Initial Class (FEIP)
2017	0.80%	to	1.40%	3,943,755	45.59	to	53.30	307,066,645	1.66%	11.99%	to	11.32%
2016	0.80%	to	1.40%	4,425,270	40.71	to	47.88	310,251,218	2.26%	17.08%	to	16.37%
2015	0.80%	to	1.40%	4,910,640	34.77	to	41.14	295,801,186	3.08%	-4.73%	to	-5.31%
2014	0.80%	to	1.40%	5,488,782	36.50	to	43.45	348,405,495	2.74%	7.85%	to	7.20%
2013	0.80%	to	1.40%	6,152,207	33.84	to	40.53	363,993,754	2.44%	27.12%	to	26.35%
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
2017	1.10%	to	2.30%	167,647	39.84	to	33.22	6,375,684	1.22%	17.78%	to	16.35%
2016	1.10%	to	2.30%	185,111	33.82	to	28.55	5,994,904	0.86%	8.07%	to	6.77%
2015	1.10%	to	2.30%	214,890	31.30	to	26.74	6,448,388	0.83%	-4.26%	to	-5.42%
2014	1.10%	to	2.35%	247,059	32.69	to	28.10	7,757,929	0.74%	5.34%	to	4.01%
2013	1.10%	to	2.65%	297,744	31.03	to	26.13	8,897,390	0.63%	28.75%	to	26.74%
High Income Portfolio - Initial Class (FHIP)
2017	0.80%	to	1.40%	1,174,888	25.33	to	25.55	43,810,042	5.12%	6.08%	to	5.44%
2016	0.80%	to	1.40%	1,334,870	23.88	to	24.23	47,252,928	5.23%	13.69%	to	13.01%
2015	0.80%	to	1.40%	1,461,345	21.00	to	21.44	45,774,754	6.64%	-4.40%	to	-4.98%
2014	0.80%	to	1.40%	1,237,260	21.97	to	22.57	40,224,920	5.41%	0.35%	to	-0.26%
2013	0.80%	to	1.40%	1,392,887	21.89	to	22.62	45,516,358	5.54%	5.10%	to	4.46%
VIP Asset Manager Portfolio - Initial Class (FAMP)
2017	0.80%	to	1.40%	2,119,632	35.00	to	32.09	102,572,613	1.83%	13.19%	to	12.51%
2016	0.80%	to	1.40%	2,380,437	30.92	to	28.53	102,224,912	1.42%	2.25%	to	1.63%
2015	0.80%	to	1.40%	2,678,898	30.24	to	28.07	113,107,245	1.52%	-0.66%	to	-1.26%
2014	0.80%	to	1.40%	2,990,233	30.44	to	28.43	127,946,744	1.44%	4.99%	to	4.35%
2013	0.80%	to	1.40%	3,367,004	28.99	to	27.24	138,009,620	1.53%	14.78%	to	14.09%
VIP Balanced Portfolio - Service Class 2 (FB2)
2017	0.40%	to	2.55%	25,845,784	12.14	to	11.71	308,637,826	1.58%	15.65%	to	13.16%
2016	0.40%	to	2.55%	9,413,350	10.50	to	10.35	98,141,707	2.37%	4.98%	to	3.48%	****
VIP Energy Portfolio - Service Class 2 (FNRS2)
2017	0.40%	to	2.85%	5,387,615	16.54	to	14.11	88,249,043	1.38%	-3.16%	to	-5.54%
2016	0.40%	to	2.85%	6,156,581	17.08	to	14.94	105,222,917	0.53%	32.97%	to	29.71%
2015	0.40%	to	2.85%	5,226,773	12.84	to	11.52	68,031,516	0.98%	-21.07%	to	-23.01%
2014	0.40%	to	2.80%	4,822,302	16.27	to	15.04	80,742,354	0.69%	-13.11%	to	-15.21%
2013	0.40%	to	2.80%	4,493,171	18.73	to	17.73	87,774,213	0.73%	23.65%	to	20.67%
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
2017	0.40%	to	2.85%	11,450,750	17.75	to	21.00	310,924,395	1.48%	12.20%	to	9.45%
2016	0.40%	to	2.85%	12,175,654	15.82	to	19.19	298,244,400	2.19%	17.24%	to	14.36%
2015	0.40%	to	2.75%	12,561,654	13.49	to	17.00	265,722,172	3.10%	-4.62%	to	-6.87%
2014	0.40%	to	2.80%	12,097,661	14.15	to	18.14	271,851,252	2.75%	8.05%	to	5.44%
2013	0.40%	to	2.95%	11,637,287	13.10	to	16.93	245,481,919	2.46%	27.32%	to	24.06%
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2017	0.80%	to	1.40%	300,966	17.19	to	16.02	4,866,546	1.43%	12.09%	to	11.41%
2016	0.80%	to	1.40%	332,315	15.34	to	14.38	4,819,054	1.32%	4.44%	to	3.81%
2015	0.80%	to	1.40%	392,304	14.69	to	13.85	5,477,136	1.75%	-1.11%	to	-1.71%
2014	0.80%	to	1.40%	408,253	14.85	to	14.09	5,797,136	1.51%	3.51%	to	2.89%
2013	0.80%	to	1.40%	425,084	14.35	to	13.69	5,859,696	1.53%	12.49%	to	11.81%
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2017	1.10%	to	2.85%	14,831,606	18.01	to	14.37	254,752,150	1.31%	11.56%	to	9.59%
2016	1.10%	to	2.85%	15,269,426	16.15	to	13.11	235,592,461	1.32%	4.08%	to	2.24%
2015	1.10%	to	2.85%	14,703,373	15.51	to	12.82	218,655,371	1.66%	-1.62%	to	-3.37%
2014	1.10%	to	2.65%	13,432,500	15.77	to	13.54	203,616,057	1.44%	3.06%	to	1.45%
2013	1.10%	to	2.65%	12,573,844	15.30	to	13.34	185,634,738	1.60%	11.95%	to	10.20%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2017	0.80%	to	1.40%	568,630	$17.68	to	$16.47	$9,470,434	1.37%	15.54%	to	14.84%
2016	0.80%	to	1.40%	661,082	15.30	to	14.34	9,578,552	1.41%	5.20%	to	4.56%
2015	0.80%	to	1.40%	720,167	14.54	to	13.71	9,968,924	1.63%	-1.16%	to	-1.76%
2014	0.80%	to	1.40%	854,239	14.71	to	13.96	12,027,623	1.60%	3.83%	to	3.20%
2013	0.80%	to	1.40%	826,009	14.17	to	13.53	11,258,198	1.72%	15.03%	to	14.33%
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
2017	1.10%	to	2.70%	25,198,593	19.37	to	15.76	466,403,044	1.25%	14.99%	to	13.13%
2016	1.10%	to	2.70%	27,398,493	16.84	to	13.93	442,273,630	1.26%	4.64%	to	2.95%
2015	1.10%	to	2.70%	29,292,814	16.10	to	13.53	453,277,086	1.57%	-1.55%	to	-3.15%
2014	1.10%	to	2.70%	30,591,200	16.35	to	13.97	482,318,111	1.42%	3.44%	to	1.77%
2013	1.10%	to	2.95%	31,237,389	15.81	to	13.42	477,920,517	1.56%	14.36%	to	12.22%
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2017	0.80%	to	1.40%	760,388	18.68	to	17.41	13,393,745	1.38%	19.85%	to	19.13%
2016	0.80%	to	1.40%	696,503	15.59	to	14.61	10,286,080	1.39%	5.67%	to	5.03%
2015	0.80%	to	1.40%	705,477	14.75	to	13.91	9,908,634	1.60%	-1.13%	to	-1.73%
2014	0.80%	to	1.40%	751,039	14.92	to	14.16	10,723,551	1.45%	4.02%	to	3.39%
2013	0.80%	to	1.40%	781,125	14.34	to	13.69	10,777,551	1.71%	20.52%	to	19.80%
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2017	1.10%	to	2.60%	3,607,721	21.08	to	17.37	71,079,052	1.18%	19.37%	to	17.57%
2016	1.10%	to	2.60%	3,573,631	17.66	to	14.78	59,111,399	1.21%	5.21%	to	3.62%
2015	1.10%	to	2.60%	3,821,754	16.79	to	14.26	60,383,526	1.49%	-1.62%	to	-3.12%
2014	1.10%	to	2.75%	2,999,411	17.06	to	14.50	48,507,447	1.49%	3.59%	to	1.86%
2013	1.10%	to	2.60%	2,483,236	16.47	to	14.43	39,129,430	1.61%	20.07%	to	18.25%
VIP Growth & Income Portfolio - Service Class 2 (FGI2)
2017	0.40%	to	2.75%	20,434,676	13.16	to	12.65	264,509,037	1.42%	16.15%	to	13.41%
2016	0.40%	to	2.55%	7,451,209	11.33	to	11.17	83,839,229	3.02%	13.30%	to	11.68%	****
VIP Growth Portfolio - Initial Class (FGP)
2017	0.80%	to	1.40%	3,340,796	47.49	to	57.99	387,075,042	0.22%	34.06%	to	33.25%
2016	0.80%	to	1.40%	3,707,233	35.42	to	43.52	322,445,498	0.04%	0.00%	to	-0.61%
2015	0.80%	to	1.40%	4,110,706	35.42	to	43.79	360,043,045	0.25%	6.32%	to	5.67%
2014	0.80%	to	1.40%	4,557,714	33.32	to	41.44	377,412,725	0.18%	10.41%	to	9.74%
2013	0.80%	to	1.40%	5,049,679	30.18	to	37.76	380,764,588	0.28%	35.25%	to	34.43%
VIP Growth Portfolio - Service Class 2 (FG2)
2017	0.40%	to	2.85%	11,129,767	20.89	to	25.26	363,610,124	0.08%	34.28%	to	30.99%
2016	0.40%	to	2.85%	10,698,404	15.56	to	19.28	263,952,403	0.00%	0.15%	to	-2.31%
2015	0.40%	to	2.85%	11,626,758	15.53	to	19.74	289,710,026	0.04%	6.48%	to	3.86%
2014	0.40%	to	2.85%	9,433,261	14.59	to	19.00	224,047,429	0.00%	10.57%	to	7.85%
2013	0.40%	to	2.95%	7,005,335	13.19	to	17.43	152,740,309	0.05%	35.46%	to	31.99%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2017	0.80%	to	1.40%	923,643	16.11	to	14.74	13,777,172	2.29%	3.33%	to	2.70%
2016	0.80%	to	1.40%	976,988	15.59	to	14.35	14,182,006	2.16%	3.79%	to	3.17%
2015	0.80%	to	1.40%	1,099,872	15.02	to	13.91	15,458,390	2.46%	-1.50%	to	-2.10%
2014	0.80%	to	1.40%	1,212,588	15.25	to	14.21	17,391,597	2.10%	4.91%	to	4.27%
2013	0.80%	to	1.40%	1,326,705	14.54	to	13.63	18,227,034	1.98%	-2.67%	to	-3.26%
VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
2017	0.40%	to	2.90%	39,490,721	14.38	to	11.52	583,048,112	2.45%	3.58%	to	0.98%
2016	0.40%	to	2.95%	27,826,362	13.88	to	11.32	396,568,544	2.42%	4.06%	to	1.40%
2015	0.40%	to	2.95%	23,352,303	13.34	to	11.17	321,188,665	2.31%	-1.25%	to	-3.77%
2014	0.40%	to	3.05%	25,450,183	13.51	to	11.47	357,562,721	1.91%	5.20%	to	2.40%
2013	0.40%	to	3.05%	27,684,133	12.84	to	11.20	372,132,171	2.16%	-2.46%	to	-5.06%
VIP Mid Cap Portfolio - Service Class (FMCS)
2017	0.80%	to	1.40%	925,175	22.49	to	20.95	19,602,619	0.61%	19.74%	to	19.02%
2016	0.80%	to	1.40%	1,019,717	18.78	to	17.61	18,135,498	0.40%	11.22%	to	10.55%
2015	0.80%	to	1.40%	1,253,696	16.89	to	15.93	20,145,896	0.38%	-2.29%	to	-2.88%
2014	0.80%	to	1.40%	1,445,012	17.28	to	16.40	23,883,198	0.15%	5.35%	to	4.71%
2013	0.80%	to	1.40%	1,706,222	16.41	to	15.66	26,905,580	0.41%	34.97%	to	34.16%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
2017	0.40%	to	2.85%	6,276,254	$20.97	to	$37.21	$285,514,647	0.48%	20.06%	to	17.11%
2016	0.40%	to	2.85%	6,995,968	17.47	to	31.77	268,401,986	0.31%	11.48%	to	8.74%
2015	0.40%	to	2.85%	7,545,203	15.67	to	29.22	262,402,784	0.25%	-2.02%	to	-4.43%
2014	0.40%	to	2.85%	7,982,432	15.99	to	30.57	287,027,074	0.02%	5.61%	to	3.01%
2013	0.40%	to	2.95%	8,495,980	15.14	to	29.35	293,067,910	0.27%	35.33%	to	31.86%
VIP Overseas Portfolio - Initial Class (FOP)
2017	0.80%	to	1.40%	1,652,970	30.13	to	28.65	59,795,515	1.40%	29.25%	to	28.47%
2016	0.80%	to	1.40%	1,852,149	23.31	to	22.30	52,046,563	1.37%	-5.82%	to	-6.39%
2015	0.80%	to	1.40%	2,102,387	24.75	to	23.83	63,136,573	1.46%	2.80%	to	2.17%
2014	0.80%	to	1.40%	1,559,134	24.08	to	23.32	45,698,046	1.27%	-8.81%	to	-9.36%
2013	0.80%	to	1.40%	1,772,900	26.41	to	25.73	57,237,455	1.35%	29.39%	to	28.61%
VIP Overseas Portfolio - Service Class 2 (FO2)
2017	0.40%	to	2.85%	3,943,518	11.51	to	21.43	101,398,519	1.22%	29.47%	to	26.30%
2016	0.40%	to	2.85%	3,994,427	8.89	to	16.97	80,353,147	1.26%	-5.65%	to	-7.96%
2015	0.40%	to	2.85%	4,070,933	9.42	to	18.44	87,655,046	1.68%	-5.82%	to	0.35%	****
2014	1.15%	to	2.25%	73,649	22.98	to	20.12	1,645,886	1.00%	-9.35%	to	-10.36%
2013	1.15%	to	2.25%	93,749	25.35	to	22.45	2,314,397	0.96%	28.67%	to	27.24%
VIP Value Strategies Portfolio - Service Class (FVSS)
2017	0.80%	to	1.40%	169,584	29.71	to	27.02	4,643,897	1.37%	18.26%	to	17.55%
2016	0.80%	to	1.40%	194,874	25.12	to	22.99	4,535,225	1.00%	8.61%	to	7.95%
2015	0.80%	to	1.40%	221,601	23.13	to	21.29	4,774,145	0.98%	-3.83%	to	-4.41%
2014	0.80%	to	1.40%	253,492	24.06	to	22.28	5,708,953	0.82%	5.84%	to	5.20%
2013	0.80%	to	1.40%	334,669	22.73	to	21.17	7,155,947	0.79%	29.40%	to	28.62%
VIP Real Estate Portfolio: Service Class 2 (FRESS2)
2017	0.40%	to	2.50%	175,387	12.98	to	11.75	2,194,349	2.28%	3.36%	to	1.18%
2016	0.40%	to	0.60%	67,558	12.56	to	12.47	844,472	1.48%	5.04%	to	4.83%
2015	0.40%	to	0.60%	60,710	11.96	to	11.89	723,669	1.66%	3.07%	to	2.87%
2014	0.40%	to	0.60%	57,644	11.60	to	11.56	667,305	2.50%	29.28%	to	29.02%
2013	0.40%	to	0.60%	14,671	8.97	to	8.96	131,494	2.12%	-10.27%	to	-10.39%	****
Franklin Income Securities Fund - Class 2 (FTVIS2)
2017	0.40%	to	2.85%	16,047,838	22.57	to	14.27	264,473,144	4.16%	9.24%	to	6.56%
2016	0.40%	to	2.85%	17,118,771	20.66	to	13.39	261,593,923	4.83%	13.57%	to	10.78%
2015	0.40%	to	2.85%	17,158,069	18.19	to	12.08	234,757,036	4.70%	-7.43%	to	-9.70%
2014	0.40%	to	2.85%	17,836,972	19.65	to	13.38	267,043,861	4.88%	4.20%	to	1.63%
2013	0.40%	to	2.80%	13,882,728	18.86	to	13.22	202,498,769	6.27%	13.49%	to	10.75%
Rising Dividends Securities Fund - Class 2 (FTVRD2)
2017	0.95%	to	2.50%	1,134,416	29.24	to	27.91	36,931,800	1.52%	19.42%	to	17.55%
2016	0.95%	to	2.65%	1,368,599	24.48	to	23.24	37,504,818	1.38%	14.94%	to	12.98%
2015	0.95%	to	2.65%	1,656,734	21.30	to	20.57	39,660,982	1.44%	-4.56%	to	-6.20%
2014	0.95%	to	2.65%	2,031,340	22.32	to	21.93	51,130,465	1.32%	7.69%	to	5.84%
2013	0.95%	to	2.65%	2,397,373	20.72			56,329,577	1.57%	26.25%
Small Cap Value Securities Fund - Class 2 (FTVSV2)
2017	0.40%	to	2.90%	2,409,787	23.66	to	30.76	97,555,065	0.51%	10.21%	to	7.45%
2016	0.40%	to	2.95%	2,890,770	21.47	to	28.43	107,210,709	0.81%	29.67%	to	26.36%
2015	0.40%	to	2.95%	3,333,199	16.56	to	22.50	96,723,877	0.63%	-7.76%	to	-10.12%
2014	0.40%	to	3.05%	3,991,805	17.95	to	24.73	126,677,957	0.61%	0.17%	to	-2.50%
2013	0.40%	to	3.05%	4,717,626	17.92	to	25.37	150,768,164	1.32%	35.69%	to	32.09%
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
2017	0.40%	to	0.60%	79,914	14.04	to	13.91	1,119,413	1.78%	8.16%	to	7.95%
2016	0.40%	to	0.60%	60,134	12.98	to	12.88	778,908	1.83%	11.73%	to	11.50%
2015	0.40%	to	0.60%	55,378	11.62	to	11.55	642,479	3.12%	-4.04%	to	-4.23%
2014	0.40%	to	0.60%	44,952	12.10	to	12.06	543,337	2.39%	5.29%	to	5.07%
2013	0.40%	to	0.60%	26,408	11.50	to	11.48	303,453	1.18%	14.97%	to	14.81%	****
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
2017	0.80%	to	2.50%	1,248,611	12.14	to	11.39	14,799,798	1.00%	39.29%	to	36.91%
2016	0.80%	to	2.65%	1,166,947	8.71	to	8.29	9,987,139	0.80%	16.50%	to	14.34%
2015	0.75%	to	2.65%	1,309,203	7.49	to	7.25	9,684,196	2.08%	-20.21%	to	-21.74%
2014	0.80%	to	2.65%	1,514,448	9.38	to	9.26	14,138,286	1.56%	-6.21%	to	-7.39%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Templeton Foreign Securities Fund - Class 2 (TIF2)
2017	0.75%	to	2.50%	1,553,378	$9.94	to	$20.96	$37,494,243	2.58%	15.82%	to	13.78%
2016	0.75%	to	2.65%	1,857,240	8.58	to	18.03	39,197,424	1.98%	6.37%	to	4.34%
2015	0.75%	to	2.75%	2,173,064	8.07	to	16.30	43,409,518	3.27%	-7.19%	to	-9.07%
2014	0.75%	to	2.80%	2,504,890	8.69	to	17.81	54,170,708	2.75%	-13.09%	to	-13.62%	****
2013	0.95%	to	2.25%	142,773	21.80	to	22.95	3,570,304	2.39%	21.80%	to	20.21%
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2017	0.40%	to	2.85%	12,642,442	9.87	to	9.11	118,197,846	0.00%	1.52%	to	-0.97%
2016	0.40%	to	2.85%	12,642,337	9.73	to	9.20	117,775,054	0.00%	2.53%	to	0.01%
2015	0.40%	to	2.85%	13,724,392	9.49	to	9.20	126,165,269	7.94%	-4.69%	to	-7.03%
2014	0.40%	to	2.85%	14,019,187	9.95	to	9.89	136,868,159	7.06%	1.43%	to	-1.08%	****
2013	0.40%	to	0.60%	39,602	9.81	to	9.80	388,126	0.28%	-1.87%	to	-2.00%	****
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2017	0.40%	to	2.65%	7,228,922	23.66	to	12.67	101,076,365	2.71%	11.53%	to	9.02%
2016	0.40%	to	2.80%	7,292,261	21.22	to	11.47	92,654,856	3.91%	12.73%	to	10.02%
2015	0.40%	to	2.80%	7,830,285	18.82	to	10.42	89,375,175	3.00%	-6.59%	to	-8.84%
2014	0.40%	to	2.75%	7,315,810	20.15	to	11.47	90,348,947	2.69%	2.44%	to	0.02%
2013	0.40%	to	2.65%	5,051,846	19.67	to	11.54	61,795,172	11.10%	23.28%	to	20.49%
Franklin Strategic Income Securities Fund - Class 2 (FTVSI2)
2017	0.40%	to	0.60%	53,163	10.87	to	10.77	574,493	2.48%	4.14%	to	3.93%
2016	0.40%	to	0.60%	48,249	10.44	to	10.36	502,582	3.51%	7.51%	to	7.29%
2015	0.40%	to	0.60%	44,614	9.71	to	9.65	432,302	7.68%	-4.25%	to	-4.45%
2014	0.40%	to	0.60%	27,378	10.14	to	10.10	277,202	5.99%	1.45%	to	1.25%
2013			0.40%	1,291			9.99	12,900	0.00%			-0.07%	****
VI American Franchise Fund - Series II Shares (ACEG2)
2017	0.80%	to	2.35%	301,486	19.09	to	17.46	5,542,100	0.00%	26.01%	to	24.05%
2016	0.80%	to	2.40%	265,809	15.15	to	14.04	3,900,925	0.00%	1.20%	to	-0.42%
2015	0.80%	to	2.50%	372,457	14.97	to	14.04	5,437,608	0.00%	3.91%	to	2.13%
2014	0.80%	to	2.50%	435,498	14.40	to	13.75	6,154,539	0.00%	7.30%	to	5.46%
2013	0.80%	to	2.50%	544,932	13.42	to	13.04	7,224,266	0.25%	38.68%	to	36.30%
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)
2017	0.40%	to	2.75%	1,015,428	16.32	to	14.26	15,406,753	0.31%	14.20%	to	11.51%
2016	0.40%	to	2.75%	1,095,185	14.29	to	12.79	14,741,264	0.00%	12.71%	to	10.06%
2015	0.40%	to	2.75%	1,203,449	12.68	to	11.62	14,556,079	0.11%	-4.66%	to	-6.91%
2014	0.40%	to	2.75%	984,626	13.30	to	12.48	12,646,474	0.00%	3.75%	to	1.30%
2013	0.40%	to	2.65%	571,438	12.82	to	12.34	7,167,431	0.61%	27.95%	to	25.06%
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
2017	0.75%	to	2.55%	1,025,694	17.19	to	15.50	16,890,211	0.00%	21.23%	to	19.04%
2016	0.75%	to	2.55%	1,167,613	14.18	to	13.02	15,980,455	0.00%	-0.18%	to	-1.99%
2015	0.75%	to	2.75%	1,392,724	14.21	to	13.18	19,254,944	0.00%	0.28%	to	-1.74%
2014	0.75%	to	2.75%	1,552,810	14.17	to	13.42	21,539,179	0.00%	6.88%	to	4.73%
2013	0.75%	to	2.75%	1,802,302	13.26	to	12.81	23,558,853	0.22%	35.58%	to	32.85%
Balanced-Risk Allocation Fund - Series I Shares (IVBRA1)
2017	0.40%	to	0.60%	13,983	12.19	to	12.07	169,873	3.76%	9.72%	to	9.50%
2016	0.40%	to	0.60%	18,926	11.11	to	11.03	209,603	0.44%	11.19%	to	10.97%
2015	0.40%	to	0.60%	19,487	9.99	to	9.94	194,273	4.15%	-4.48%	to	-4.68%
2014	0.40%	to	0.60%	20,089	10.46	to	10.42	209,848	0.00%	5.49%	to	5.28%
2013			0.40%	5,179			9.92	51,350	1.57%			-0.85%	****
Mid Cap Value Portfolio: Class 1 (JPMMV1)
2017	0.80%	to	1.40%	469,253	33.44	to	30.78	14,600,047	0.81%	12.86%	to	12.18%
2016	0.80%	to	1.40%	535,946	29.63	to	27.44	14,855,704	0.87%	13.78%	to	13.09%
2015	0.80%	to	1.40%	546,122	26.04	to	24.26	13,376,443	1.02%	-3.43%	to	-4.02%
2014	0.80%	to	1.40%	629,150	26.96	to	25.28	16,042,419	0.79%	14.19%	to	13.50%
2013	0.80%	to	1.40%	706,041	23.61	to	22.27	15,844,686	0.92%	31.24%	to	30.45%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Balanced Portfolio: Service Shares (JABS)
2017	0.95%	to	2.20%	366,508	$27.75	to	$25.05	$10,161,366	1.38%	17.02%	to	15.54%
2016	0.95%	to	2.20%	392,370	23.72	to	21.68	9,324,473	1.95%	3.34%	to	2.03%
2015	0.95%	to	2.20%	437,539	22.95	to	21.24	10,108,408	1.61%	-0.54%	to	-1.80%
2014	0.95%	to	2.20%	481,380	23.08	to	21.63	11,224,356	1.50%	7.21%	to	5.86%
2013	0.95%	to	2.20%	528,268	21.53	to	20.44	11,547,602	1.97%	18.66%	to	17.17%
Enterprise Portfolio: Service Shares (JAMGS)
2017	0.40%	to	0.60%	35,322	19.92	to	19.73	702,177	0.46%	26.58%	to	26.33%
2016	0.40%	to	0.60%	14,228	15.73	to	15.62	223,445	0.72%	11.66%	to	11.43%
2015	0.40%	to	0.60%	17,758	14.09	to	14.02	249,785	0.84%	3.35%	to	3.14%
2014	0.40%	to	0.60%	9,705	13.64	to	13.59	132,135	0.02%	11.79%	to	11.57%
2013	0.40%	to	0.60%	836	12.20	to	12.18	10,189	0.04%	21.97%	to	21.80%	****
Flexible Bond Portfolio: Service Shares (JAFBS)
2017	0.40%	to	2.85%	5,597,484	10.32	to	9.66	56,031,070	2.60%	2.94%	to	0.42%
2016	0.40%	to	2.85%	4,859,004	10.02	to	9.62	47,777,798	2.72%	1.81%	to	-0.68%
2015	0.40%	to	2.50%	1,919,575	9.85	to	9.71	18,752,458	1.71%	-1.54%	to	-2.94%	****
Forty Portfolio: Service Shares (JACAS)
2017	0.40%	to	2.75%	4,346,116	21.00	to	32.54	137,560,937	0.00%	29.48%	to	26.43%
2016	0.40%	to	2.75%	5,035,118	16.22	to	25.74	125,005,211	0.87%	1.54%	to	-0.85%
2015	0.40%	to	2.75%	5,899,324	15.97	to	25.96	147,320,830	1.22%	11.49%	to	8.86%
2014	0.40%	to	2.80%	6,633,166	14.32	to	23.70	149,619,507	0.03%	8.03%	to	5.43%
2013	0.40%	to	2.80%	7,528,794	13.26	to	22.48	160,065,223	0.58%	30.36%	to	27.22%
Global Technology Portfolio: Service Shares (JAGTS)
2017	0.40%	to	2.85%	6,516,353	23.52	to	21.80	122,662,647	0.43%	44.33%	to	40.80%
2016	0.40%	to	2.85%	5,095,862	16.30	to	15.48	68,797,970	0.09%	13.40%	to	10.62%
2015	0.40%	to	2.85%	4,891,607	14.37	to	14.00	57,799,647	0.80%	4.23%	to	1.66%
2014	0.40%	to	2.75%	3,355,733	13.79	to	13.81	36,917,587	0.00%	8.91%	to	6.34%
2013	0.40%	to	2.65%	2,738,469	12.66	to	13.01	27,240,388	0.00%	26.60%	to	31.81%	****
Overseas Portfolio: Service Shares (JAIGS)
2017	0.75%	to	2.75%	2,189,258	10.73	to	24.48	45,520,689	1.56%	29.83%	to	27.22%
2016	0.75%	to	2.75%	2,427,421	8.26	to	19.24	39,342,933	5.01%	-7.41%	to	-9.27%
2015	0.75%	to	2.75%	2,950,471	8.92	to	21.21	51,209,149	0.51%	-9.49%	to	-11.31%
2014	0.75%	to	2.80%	3,311,550	9.86	to	23.77	63,697,356	5.76%	-12.76%	to	-14.56%
2013	0.75%	to	2.65%	3,552,741	11.30	to	29.98	76,740,060	3.02%	13.42%	to	11.25%
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
2017	0.40%	to	2.85%	4,480,686	11.47	to	10.59	48,516,913	1.93%	27.32%	to	24.20%
2016	0.40%	to	2.85%	4,087,331	9.01	to	8.52	35,091,210	1.28%	20.30%	to	17.35%
2015	0.40%	to	2.85%	2,211,426	7.49	to	7.26	16,012,703	1.36%	-20.38%	to	-22.34%
2014	0.40%	to	2.85%	1,378,884	9.41	to	9.35	12,697,617	4.80%	-5.02%	to	-6.46%	****
2013	0.40%	to	0.60%	4,129	9.90	to	9.89	40,843	2.84%	-0.97%	to	-1.11%	****
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)
2017	0.40%	to	2.85%	2,660,651	10.38	to	9.96	27,146,077	3.22%	3.45%	to	0.91%
2016	0.40%	to	2.85%	1,134,112	10.03	to	9.87	11,295,234	4.65%	0.34%	to	-1.30%	****
MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)
2017	0.95%	to	2.30%	485,616	12.99	to	12.51	6,216,844	0.41%	26.89%	to	25.16%
2016	0.95%	to	2.30%	601,619	10.24	to	9.99	6,098,868	0.38%	4.84%	to	3.41%
2015	0.95%	to	2.30%	633,135	9.77	to	9.66	6,156,386	0.46%	-2.34%	to	-3.36%	****
New Discovery Series - Service Class (MNDSC)
2017	0.40%	to	2.80%	2,308,380	17.72	to	15.44	38,147,836	0.00%	25.83%	to	22.81%
2016	0.40%	to	2.80%	1,975,791	14.08	to	12.57	26,229,003	0.00%	8.36%	to	5.76%
2015	0.40%	to	2.80%	1,931,535	13.00	to	11.88	23,951,034	0.00%	-2.54%	to	-4.89%
2014	0.40%	to	2.65%	1,676,490	13.34	to	12.55	21,619,518	0.00%	-7.86%	to	-9.95%
2013	0.40%	to	2.65%	1,688,392	14.47	to	13.93	23,938,810	0.00%	40.65%	to	37.48%
Utilities Series - Service Class (MVUSC)
2017	0.40%	to	0.60%	14,544	12.67	to	12.56	183,219	4.14%	14.04%	to	13.81%
2016	0.40%	to	0.60%	13,452	11.11	to	11.03	148,800	3.44%	10.79%	to	10.57%
2015	0.40%	to	0.60%	13,406	10.03	to	9.98	134,024	4.14%	-15.10%	to	-15.27%
2014	0.40%	to	0.60%	9,548	11.82	to	11.78	112,560	2.41%	12.02%	to	11.79%
2013			0.40%	1,989			10.55	20,979	1.31%			5.48%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Value Series - Service Class (MVFSC)
2017	0.40%	to	2.90%	12,465,206	$20.75	to	$26.55	$422,395,200	1.72%	16.88%	to	13.96%
2016	0.40%	to	2.95%	13,487,674	17.75	to	23.13	396,228,612	1.89%	13.32%	to	10.43%
2015	0.40%	to	2.95%	13,646,938	15.66	to	20.95	358,519,642	2.08%	-1.33%	to	-3.86%
2014	0.40%	to	3.05%	14,263,480	15.88	to	21.53	384,539,770	1.32%	9.76%	to	6.84%
2013	0.40%	to	3.05%	15,568,092	14.46	to	20.15	386,356,234	0.99%	35.05%	to	31.46%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2017	0.40%	to	2.85%	15,131,602	21.64	to	17.88	299,395,315	1.32%	26.31%	to	23.22%
2016	0.40%	to	2.85%	14,144,359	17.13	to	14.51	224,168,969	1.15%	3.43%	to	0.89%
2015	0.40%	to	2.85%	13,447,782	16.56	to	14.39	208,365,511	1.84%	5.89%	to	3.29%
2014	0.40%	to	2.80%	11,397,673	15.64	to	13.96	168,757,596	1.84%	0.73%	to	-1.70%
2013	0.40%	to	2.80%	9,380,271	15.53	to	14.20	139,601,593	1.42%	27.12%	to	24.06%
UIF, Inc. - Global Infrastructure Portfolio- Class II (MSGI2)
2017	0.40%	to	2.85%	1,286,043	10.62	to	9.94	13,234,445	2.32%	12.09%	to	9.35%
2016	0.40%	to	2.85%	964,729	9.48	to	9.09	8,963,172	2.04%	14.51%	to	11.70%
2015	0.40%	to	2.40%	154,932	8.28	to	8.16	1,271,205	0.98%	-17.24%	to	-18.36%	****
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2017	0.80%	to	1.40%	172,681	14.81	to	13.80	2,405,559	3.21%	5.40%	to	4.76%
2016	0.80%	to	1.40%	164,356	14.05	to	13.17	2,183,887	2.00%	5.26%	to	4.63%
2015	0.80%	to	1.40%	163,055	13.35	to	12.59	2,069,088	3.56%	-1.45%	to	-2.04%
2014	0.80%	to	1.40%	197,375	13.54	to	12.85	2,562,783	2.72%	6.99%	to	6.35%
2013	0.80%	to	1.40%	94,101	12.66	to	12.08	1,143,334	3.69%	-1.11%	to	-1.71%
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2017	0.95%	to	2.45%	759,666	15.10	to	11.99	10,536,969	2.90%	4.89%	to	3.31%
2016	0.95%	to	2.45%	799,543	14.40	to	11.60	10,604,673	1.66%	4.86%	to	3.27%
2015	0.95%	to	2.55%	908,448	13.73	to	11.09	11,541,430	3.15%	-1.77%	to	-3.36%
2014	0.95%	to	2.55%	1,156,982	13.98	to	11.48	15,005,462	3.00%	6.54%	to	4.82%
2013	0.95%	to	2.55%	1,277,247	13.12	to	10.95	15,607,321	3.45%	-1.52%	to	-3.12%
Emerging Markets Debt Portfolio - Class I (MSEM)
2017	0.80%	to	1.40%	58,179	33.49	to	29.58	1,746,085	5.37%	8.83%	to	8.18%
2016	0.80%	to	1.40%	64,563	30.77	to	27.35	1,789,500	5.54%	9.67%	to	9.01%
2015	0.80%	to	1.40%	72,640	28.06	to	25.09	1,845,745	5.35%	-1.91%	to	-2.50%
2014	0.80%	to	1.40%	85,072	28.61	to	25.73	2,214,822	5.47%	2.10%	to	1.49%
2013	0.80%	to	1.40%	98,656	28.02	to	25.35	2,529,866	4.00%	-9.48%	to	-10.03%
Emerging Markets Debt Portfolio - Class II (MSEMB)
2017	0.40%	to	2.05%	43,423	11.01	to	23.44	699,184	5.50%	9.15%	to	7.35%
2016	0.40%	to	2.05%	34,535	10.09	to	21.83	601,667	5.40%	10.14%	to	8.32%
2015	0.40%	to	2.05%	37,621	9.16	to	20.16	601,037	5.74%	-1.57%	to	-3.20%
2014	0.40%	to	2.05%	44,687	9.31	to	20.82	815,841	5.10%	2.48%	to	0.78%
2013	0.60%	to	2.05%	35,082	9.07	to	20.66	766,339	4.05%	-9.31%	to	-10.63%	****
Global Real Estate Portfolio - Class II (VKVGR2)
2017	0.40%	to	2.55%	18,964	11.49	to	10.75	216,047	2.37%	9.27%	to	6.92%
2016	0.40%	to	2.55%	41,570	10.52	to	10.05	436,532	1.27%	2.71%	to	0.50%
2015	0.40%	to	2.55%	38,899	10.24	to	10.00	402,676	1.74%	-1.81%	to	-3.93%
2014	0.40%	to	2.55%	25,692	10.43	to	10.41	275,172	0.77%	13.40%	to	10.95%
2013	0.40%	to	2.55%	8,643	9.20	to	9.39	82,016	3.95%	-8.04%	to	0.02%	****
U.S. Real Estate Portfolio - Class II (MSVREB)
2013	1.35%			27			27.39	739	0.86%			0.38%
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)
2017	0.40%	to	2.80%	20,695,623	13.49	to	12.40	269,662,955	1.17%	21.21%	to	18.30%
2016	1.15%	to	2.80%	13,095,102	10.93	to	10.48	142,032,231	1.93%	8.78%	to	6.97%
2015	0.40%	to	2.75%	6,439,133	10.16	to	9.81	64,293,500	2.75%	-0.26%	to	-2.61%
2014	1.15%	to	2.75%	2,143,787	10.15	to	10.07	21,714,913	2.24%	1.48%	to	0.71%	****
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)
2017	0.40%	to	2.85%	126,440,617	12.31	to	11.29	1,499,418,756	2.09%	17.08%	to	14.21%
2016	0.40%	to	2.85%	96,551,805	10.51	to	9.89	987,741,851	0.00%	8.11%	to	5.46%
2015	0.40%	to	2.85%	62,152,068	9.72	to	9.37	594,463,401	2.53%	-2.64%	to	-5.03%
2014	0.40%	to	2.85%	18,774,801	9.99	to	9.87	186,508,714	2.13%	-0.13%	to	-1.28%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2017	0.80%	to	1.40%	1,625,882	$28.69	to	$27.22	$44,562,716	1.62%	7.81%	to	7.16%
2016	0.80%	to	1.40%	1,867,130	26.61	to	25.40	47,723,718	2.33%	19.48%	to	18.76%
2015	0.80%	to	1.40%	2,093,055	22.27	to	21.39	45,007,584	2.30%	-5.04%	to	-5.62%
2014	0.80%	to	1.40%	2,467,526	23.45	to	22.66	56,170,444	1.99%	12.21%	to	11.54%
2013	0.80%	to	1.40%	2,696,763	20.90	to	20.32	54,995,928	1.81%	30.84%	to	30.05%
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
2017	0.40%	to	2.85%	6,997,342	29.22	to	23.56	185,677,580	1.53%	8.00%	to	5.36%
2016	0.40%	to	2.85%	7,464,284	27.06	to	22.36	185,339,257	2.29%	19.73%	to	16.80%
2015	0.40%	to	2.85%	7,354,304	22.60	to	19.14	154,374,620	2.21%	-4.82%	to	-7.17%
2014	0.40%	to	2.85%	7,970,170	23.74	to	20.62	177,443,963	1.84%	12.50%	to	9.73%
2013	0.40%	to	2.95%	8,531,980	21.11	to	18.70	170,779,673	1.70%	31.15%	to	27.79%
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2017	0.40%	to	3.00%	379,710,213	25.24	to	14.69	6,679,034,798	1.10%	15.33%	to	12.33%
2016	0.40%	to	3.00%	385,906,351	21.89	to	13.08	5,945,846,700	1.95%	8.56%	to	5.74%
2015	0.40%	to	3.10%	375,976,645	20.16	to	12.25	5,391,012,966	1.44%	0.58%	to	-2.15%
2014	0.40%	to	3.10%	366,259,790	20.04	to	12.52	5,277,274,067	0.96%	4.57%	to	1.74%
2013	0.40%	to	3.10%	352,795,401	19.17	to	12.30	4,915,430,706	1.30%	22.79%	to	19.46%
American Funds NVIT Bond Fund - Class II (GVABD2)
2017	0.40%	to	3.00%	239,086,312	12.31	to	9.78	2,809,177,908	1.26%	2.80%	to	0.12%
2016	0.40%	to	3.00%	199,364,903	11.97	to	9.77	2,298,086,243	2.60%	2.24%	to	-0.42%
2015	0.40%	to	3.10%	172,807,397	11.71	to	9.71	1,965,834,351	1.41%	-0.63%	to	-3.32%
2014	0.40%	to	3.10%	152,420,112	11.78	to	10.04	1,761,545,398	1.28%	4.56%	to	1.72%
2013	0.40%	to	3.10%	135,018,265	11.27	to	9.87	1,507,737,411	1.87%	-2.96%	to	-5.59%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2017	0.40%	to	2.85%	16,304,900	19.25	to	17.36	329,817,513	0.71%	30.44%	to	27.25%
2016	0.40%	to	2.85%	16,411,990	14.76	to	13.64	257,450,632	1.51%	-0.21%	to	-2.66%
2015	0.40%	to	2.85%	16,378,721	14.79	to	14.01	260,099,991	0.66%	6.12%	to	3.51%
2014	0.40%	to	2.85%	14,633,884	13.94	to	13.54	221,909,548	0.73%	1.43%	to	-1.07%
2013	0.40%	to	2.95%	13,261,501	13.74	to	13.58	200,905,979	0.40%	28.13%	to	24.85%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2017	0.40%	to	2.85%	28,116,220	21.09	to	17.61	575,608,752	0.31%	27.29%	to	24.17%
2016	0.40%	to	2.85%	27,107,207	16.57	to	14.18	441,281,396	0.23%	8.63%	to	5.96%
2015	0.40%	to	2.85%	27,464,041	15.25	to	13.38	416,565,768	0.73%	6.00%	to	3.39%
2014	0.40%	to	2.85%	25,379,860	14.39	to	12.95	367,777,799	0.46%	7.63%	to	4.99%
2013	0.40%	to	2.95%	23,231,955	13.37	to	12.23	316,995,054	0.33%	29.09%	to	25.79%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2017	0.40%	to	3.00%	176,625,407	20.56	to	14.75	3,074,278,440	1.40%	21.44%	to	18.28%
2016	0.40%	to	3.00%	180,180,514	16.93	to	12.47	2,606,571,152	1.21%	10.64%	to	7.76%
2015	0.40%	to	3.10%	165,263,144	15.30	to	11.47	2,181,652,320	0.86%	0.68%	to	-2.05%
2014	0.40%	to	3.10%	152,683,209	15.20	to	11.71	2,022,271,032	0.81%	9.79%	to	6.81%
2013	0.40%	to	3.10%	141,379,875	13.84	to	10.96	1,724,502,696	1.03%	32.44%	to	28.85%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2017	0.40%	to	2.55%	2,895,079	11.62	to	19.52	65,627,291	5.14%	6.33%	to	4.04%
2016	0.40%	to	2.65%	3,399,461	10.93	to	18.50	72,967,129	5.58%	13.70%	to	11.14%
2015	0.40%	to	2.55%	3,261,275	9.61	to	16.87	62,663,254	4.94%	-3.00%	to	-5.09%
2014	0.40%	to	2.75%	3,331,749	9.91	to	16.04	66,619,379	5.02%	-0.94%	to	-0.27%	****
2013	0.95%	to	2.15%	255,684	18.96	to	18.59	5,137,094	6.06%	6.06%	to	4.77%
NVIT Emerging Markets Fund - Class I (GEM)
2017	0.40%	to	1.40%	452,326	11.82	to	25.71	11,025,859	1.38%	40.94%	to	39.53%
2016	0.40%	to	1.40%	426,004	8.39	to	18.43	7,799,060	0.81%	7.29%	to	6.21%
2015	0.40%	to	1.40%	494,600	7.82	to	17.35	8,589,139	0.80%	-16.33%	to	-17.17%
2014	0.40%	to	1.40%	578,521	9.35	to	20.95	12,154,794	1.23%	-5.88%	to	-6.83%
2013	0.40%	to	1.40%	14,366	9.93	to	22.48	236,988	1.18%	-0.70%	to	-0.66%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Emerging Markets Fund - Class II (GEM2)
2017	0.75%	to	2.80%	1,953,769	$12.03	to	$28.96	$67,991,928	0.95%	40.16%	to	37.28%
2016	0.75%	to	2.80%	1,775,366	8.58	to	21.10	45,333,109	0.81%	6.67%	to	4.48%
2015	0.75%	to	2.80%	2,110,360	8.04	to	20.19	50,910,242	0.47%	-16.86%	to	-18.58%
2014	0.75%	to	2.80%	2,054,838	9.68	to	24.80	59,811,178	1.26%	-3.23%	to	-8.37%	****
2013	1.15%	to	2.25%	28,105	34.04	to	30.14	924,616	0.92%	-0.73%	to	-1.83%
NVIT International Equity Fund - Class I (GIG)
2017	0.40%	to	1.40%	1,111,699	13.71	to	16.19	18,155,383	1.70%	26.94%	to	25.67%
2016	0.40%	to	1.40%	1,229,114	10.80	to	12.88	15,966,524	2.09%	0.47%	to	-0.54%
2015	0.40%	to	1.40%	1,434,332	10.75	to	12.95	18,728,602	0.48%	-3.44%	to	-4.41%
2014	0.40%	to	1.40%	1,638,422	11.13	to	13.55	22,381,242	2.55%	-0.85%	to	-1.84%
2013	0.40%	to	1.40%	8,336	11.23	to	13.81	101,582	0.68%	12.25%	to	16.18%	****
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2017	0.40%	to	2.80%	5,107,600	12.06	to	9.17	52,776,198	1.53%	26.57%	to	23.53%
2016	0.40%	to	2.80%	4,680,764	9.53	to	7.43	38,728,376	1.94%	0.23%	to	-2.18%
2015	0.40%	to	2.80%	4,786,711	9.50	to	7.59	39,980,311	0.29%	-3.61%	to	-5.93%
2014	0.40%	to	2.75%	4,306,729	9.86	to	8.10	37,716,834	3.65%	-1.12%	to	-3.45%
2013	0.40%	to	2.75%	3,288,584	9.97	to	8.39	29,543,767	0.54%	17.09%	to	14.33%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2017	0.80%	to	1.40%	4,345,281	18.85	to	17.78	77,788,449	0.52%	23.86%	to	23.11%
2016	0.80%	to	1.40%	4,870,321	15.22	to	14.44	70,764,705	0.78%	12.70%	to	12.02%
2015	0.80%	to	1.40%	5,502,381	13.51	to	12.89	71,326,597	0.76%	-1.87%	to	-2.46%
2014	0.80%	to	1.40%	6,161,181	13.76	to	13.22	81,826,962	0.87%	5.75%	to	5.11%
2013	0.80%	to	1.40%	7,038,080	13.02	to	12.58	88,865,814	1.01%	42.67%	to	41.81%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
2017	0.40%	to	2.85%	2,319,444	19.15	to	15.20	40,146,704	0.54%	24.26%	to	21.22%
2016	0.40%	to	2.55%	1,806,938	15.41	to	12.88	25,449,885	0.70%	13.09%	to	10.66%
2015	0.40%	to	2.65%	2,018,042	13.63	to	11.55	25,411,230	0.66%	-1.59%	to	-3.81%
2014	0.40%	to	2.65%	2,346,283	13.85	to	12.01	30,361,971	0.75%	6.13%	to	3.74%
2013	0.40%	to	2.80%	2,987,351	13.05	to	11.47	36,797,573	0.94%	42.96%	to	39.52%
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2017	0.80%	to	1.40%	115,638	20.05	to	18.90	2,205,698	0.60%	17.67%	to	16.96%
2016	0.80%	to	1.40%	129,072	17.04	to	16.16	2,103,063	0.76%	9.23%	to	8.57%
2015	0.80%	to	1.40%	164,906	15.60	to	14.89	2,472,698	0.83%	-1.12%	to	-1.72%
2014	0.80%	to	1.40%	175,685	15.77	to	15.15	2,677,715	0.81%	9.72%	to	9.05%
2013	0.80%	to	1.40%	271,583	14.38	to	13.89	3,790,960	0.91%	37.66%	to	36.82%
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2017	0.40%	to	2.90%	6,457,892	21.66	to	16.14	119,725,945	0.52%	17.89%	to	14.94%
2016	0.40%	to	2.95%	7,416,099	18.37	to	13.98	117,854,984	0.69%	9.67%	to	6.87%
2015	0.40%	to	2.95%	8,567,800	16.75	to	13.08	125,428,797	0.74%	-0.82%	to	-3.36%
2014	0.40%	to	3.05%	10,053,530	16.89	to	13.44	149,785,781	0.79%	10.07%	to	7.14%
2013	0.40%	to	3.05%	13,130,785	15.35	to	12.55	178,916,238	0.69%	38.00%	to	34.33%
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2017	0.65%	to	2.70%	4,871,759	26.38	to	13.72	73,924,018	1.25%	19.02%	to	16.57%
2016	0.75%	to	2.70%	5,239,664	21.99	to	11.77	67,465,921	2.34%	7.55%	to	5.45%
2015	0.40%	to	2.70%	5,356,750	20.93	to	11.16	64,715,621	2.80%	-2.15%	to	-4.41%
2014	0.75%	to	2.75%	4,780,265	20.97	to	11.64	59,819,242	2.25%	3.71%	to	1.62%
2013	0.75%	to	2.70%	3,708,333	20.22	to	11.48	45,281,166	1.36%	28.50%	to	25.98%
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2017	0.40%	to	3.10%	161,832,789	16.49	to	12.02	2,286,483,422	1.86%	11.60%	to	8.59%
2016	0.40%	to	3.10%	170,712,773	14.78	to	11.07	2,182,783,312	2.64%	5.68%	to	2.83%
2015	0.40%	to	3.10%	174,013,314	13.98	to	10.76	2,126,792,967	2.65%	-1.45%	to	-4.13%
2014	0.40%	to	3.10%	170,119,173	14.19	to	11.23	2,131,595,271	2.37%	3.88%	to	1.06%
2013	0.40%	to	3.10%	159,209,883	13.66	to	11.11	1,940,345,195	1.72%	14.20%	to	11.10%
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2017	0.40%	to	2.95%	185,428,749	17.91	to	12.96	2,776,209,980	1.62%	15.34%	to	12.40%
2016	0.40%	to	3.00%	200,598,080	15.53	to	11.48	2,632,282,710	2.68%	6.89%	to	4.11%
2015	0.40%	to	3.00%	217,431,242	14.52	to	11.02	2,697,751,014	2.99%	-1.72%	to	-4.29%
2014	0.40%	to	3.00%	230,201,524	14.78	to	11.52	2,934,450,319	2.44%	4.28%	to	1.56%
2013	0.40%	to	3.00%	237,108,265	14.17	to	11.34	2,929,764,084	1.59%	20.76%	to	17.61%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2017	0.40%	to	2.85%	55,841,512	$14.87	to	$10.90	$696,634,215	2.03%	5.93%	to	3.34%
2016	0.40%	to	2.85%	60,815,023	14.04	to	10.55	723,035,083	2.47%	4.20%	to	1.64%
2015	0.40%	to	2.85%	61,515,066	13.47	to	10.38	708,882,876	2.11%	-1.13%	to	-3.56%
2014	0.65%	to	2.85%	62,574,511	13.43	to	10.77	737,227,944	2.19%	2.66%	to	0.39%
2013	0.65%	to	3.05%	63,620,813	13.09	to	10.60	736,273,959	1.73%	4.25%	to	1.73%
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2017	0.40%	to	3.40%	187,940,542	17.22	to	12.06	2,738,361,078	1.75%	13.51%	to	10.11%
2016	0.40%	to	3.40%	204,434,070	15.17	to	10.95	2,651,970,663	2.67%	6.31%	to	3.12%
2015	0.40%	to	3.40%	218,892,033	14.27	to	10.62	2,699,910,291	2.81%	-1.46%	to	-4.43%
2014	0.40%	to	3.40%	229,287,740	14.48	to	11.11	2,900,569,131	2.39%	4.15%	to	1.01%
2013	0.40%	to	3.40%	234,566,759	13.91	to	11.00	2,881,167,187	1.67%	17.33%	to	13.80%
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2017	0.40%	to	3.05%	24,451,473	18.39	to	13.02	369,304,104	1.46%	17.60%	to	14.48%
2016	0.40%	to	3.05%	27,286,181	15.64	to	11.37	354,523,164	2.56%	7.16%	to	4.32%
2015	0.40%	to	3.05%	29,878,087	14.59	to	10.90	366,262,797	3.03%	-1.90%	to	-4.51%
2014	0.75%	to	3.05%	31,438,275	14.55	to	11.42	397,258,417	2.42%	3.78%	to	1.37%
2013	0.75%	to	3.05%	33,028,201	14.02	to	11.26	405,457,133	1.46%	23.34%	to	20.49%
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2017	0.40%	to	2.95%	60,127,400	15.76	to	11.78	819,027,614	1.88%	9.45%	to	6.65%
2016	0.40%	to	2.95%	65,146,020	14.40	to	11.04	819,439,987	2.59%	5.57%	to	2.88%
2015	0.40%	to	2.95%	68,111,828	13.64	to	10.73	819,912,745	2.47%	-1.46%	to	-3.98%
2014	0.40%	to	2.95%	69,676,994	13.84	to	11.18	859,787,324	2.36%	3.67%	to	1.01%
2013	0.40%	to	2.95%	68,643,015	13.35	to	11.07	826,294,932	1.77%	10.79%	to	7.96%
NVIT Core Bond Fund - Class I (NVCBD1)
2017	0.80%	to	1.40%	263,219	13.85	to	13.06	3,463,330	2.94%	3.56%	to	2.94%
2016	0.80%	to	1.40%	272,710	13.37	to	12.69	3,482,975	3.06%	4.51%	to	3.88%
2015	0.80%	to	1.40%	233,064	12.80	to	12.22	2,862,984	2.97%	-1.51%	to	-2.11%
2014	0.80%	to	1.40%	271,564	12.99	to	12.48	3,406,018	3.45%	4.21%	to	3.58%
2013	0.80%	to	1.40%	190,072	12.47	to	12.05	2,298,921	2.07%	-2.70%	to	-3.28%
NVIT Core Bond Fund - Class II (NVCBD2)
2017	0.40%	to	2.90%	7,919,555	14.26	to	10.98	99,834,745	2.95%	3.76%	to	1.17%
2016	0.40%	to	2.95%	7,826,378	13.75	to	10.81	96,041,882	2.86%	4.59%	to	1.92%
2015	0.40%	to	2.95%	8,086,301	13.14	to	10.61	95,953,153	2.73%	-1.28%	to	-3.80%
2014	0.40%	to	3.05%	8,368,425	13.31	to	10.95	101,507,614	2.38%	4.26%	to	1.49%
2013	0.40%	to	3.05%	9,372,371	12.77	to	10.79	109,949,098	2.34%	-2.52%	to	-5.11%
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2017	0.40%	to	2.65%	5,222,094	15.28	to	12.00	70,161,668	2.37%	3.35%	to	1.02%
2016	0.40%	to	2.65%	5,144,916	14.79	to	11.88	67,608,454	2.85%	2.92%	to	0.60%
2015	0.40%	to	2.65%	5,081,927	14.37	to	11.81	65,587,568	1.54%	-0.92%	to	-3.15%
2014	0.40%	to	2.70%	4,904,620	14.50	to	12.15	64,579,296	2.30%	4.46%	to	2.05%
2013	0.40%	to	2.70%	3,944,916	13.88	to	11.91	50,288,214	1.66%	-2.44%	to	-4.69%
NVIT Nationwide Fund - Class I (TRF)
2017	0.80%	to	1.40%	1,184,299	44.19	to	47.14	128,403,881	1.00%	19.56%	to	18.84%
2016	0.80%	to	1.40%	1,304,033	36.96	to	39.67	118,905,204	1.39%	10.50%	to	9.83%
2015	0.80%	to	1.40%	1,468,479	33.45	to	36.12	121,497,169	1.19%	0.13%	to	-0.48%
2014	0.80%	to	1.40%	1,636,013	33.40	to	36.29	135,171,460	1.15%	11.25%	to	10.58%
2013	0.80%	to	1.40%	1,835,389	30.02	to	32.82	135,786,101	1.30%	30.05%	to	29.27%
NVIT Nationwide Fund - Class II (TRF2)
2017	0.65%	to	2.90%	4,014,588	17.99	to	21.15	112,084,631	0.74%	19.47%	to	16.77%
2016	0.40%	to	2.95%	4,706,075	15.58	to	17.98	111,044,455	1.12%	10.71%	to	7.89%
2015	0.40%	to	2.95%	5,584,163	14.07	to	16.67	120,383,706	0.93%	0.26%	to	-2.31%
2014	0.40%	to	3.05%	6,491,200	14.04	to	16.86	140,987,217	0.87%	11.37%	to	8.41%
2013	0.40%	to	3.05%	8,102,028	12.61	to	15.55	158,792,423	1.02%	30.27%	to	26.80%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Government Bond Fund - Class I (GBF)
2017	0.40%	to	2.90%	12,420,978	$12.60	to	$10.18	$202,152,690	2.07%	1.68%	to	-0.87%
2016	0.40%	to	2.95%	13,597,359	12.39	to	10.20	218,300,104	1.86%	0.34%	to	-2.22%
2015	0.40%	to	2.95%	14,815,954	12.35	to	10.43	236,767,960	1.67%	-0.51%	to	-3.06%
2014	0.40%	to	3.05%	16,944,271	12.41	to	10.63	271,504,303	1.93%	4.15%	to	1.38%
2013	0.40%	to	3.05%	20,054,696	11.92	to	10.49	305,167,631	1.88%	-4.44%	to	-6.98%
NVIT International Index Fund - Class II (GVIX2)
2017	0.40%	to	0.60%	107,945	12.72	to	12.60	1,362,876	3.41%	24.06%	to	23.81%
2016	0.40%	to	0.60%	57,766	10.25	to	10.18	589,297	3.45%	0.35%	to	0.15%
2015	0.40%	to	0.60%	29,332	10.21	to	10.16	298,906	3.39%	-1.65%	to	-1.85%
2014	0.40%			5,529			10.39	57,426	3.50%			-6.50%
NVIT International Index Fund - Class VIII (GVIX8)
2017	0.40%	to	2.65%	7,174,717	11.22	to	9.94	81,139,401	2.73%	23.96%	to	21.17%
2016	0.40%	to	2.65%	5,900,388	9.05	to	8.21	54,316,240	2.49%	0.12%	to	-2.13%
2015	0.40%	to	2.65%	5,462,717	9.04	to	8.38	50,837,544	2.14%	-1.78%	to	-4.00%
2014	0.65%	to	2.65%	4,101,560	8.92	to	8.73	39,378,317	3.12%	-6.80%	to	-8.67%
2013	0.65%	to	2.60%	3,121,010	9.57	to	9.60	32,543,493	3.00%	20.22%	to	17.87%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2017	0.40%	to	2.95%	6,560,953	27.34	to	22.13	186,479,931	1.52%	17.96%	to	14.95%
2016	0.40%	to	2.95%	7,220,827	23.17	to	19.25	175,539,717	1.59%	9.03%	to	6.25%
2015	0.40%	to	2.95%	8,101,133	21.26	to	18.12	183,423,552	1.36%	-1.39%	to	-3.92%
2014	0.40%	to	3.05%	9,151,603	21.56	to	18.63	212,106,942	1.59%	4.57%	to	1.78%
2013	0.40%	to	3.05%	10,396,960	20.61	to	18.31	232,623,098	1.52%	26.74%	to	23.37%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2017	0.40%	to	2.95%	92,168,347	19.06	to	15.23	1,602,315,736	1.84%	10.69%	to	7.86%
2016	0.40%	to	2.95%	94,544,701	17.22	to	14.12	1,499,704,435	1.99%	5.88%	to	3.18%
2015	0.40%	to	2.95%	87,448,829	16.26	to	13.68	1,323,221,002	1.76%	-0.57%	to	-3.12%
2014	0.40%	to	2.95%	79,083,321	16.36	to	14.12	1,215,729,285	1.79%	4.17%	to	1.50%
2013	0.40%	to	3.05%	69,467,461	15.70	to	13.85	1,036,338,855	1.87%	12.97%	to	9.97%
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2017	0.40%	to	2.65%	75,042,840	22.72	to	18.64	1,551,449,320	1.66%	14.35%	to	11.78%
2016	0.40%	to	2.65%	79,973,616	19.86	to	16.67	1,461,461,049	1.80%	7.31%	to	4.89%
2015	0.40%	to	2.65%	83,811,605	18.51	to	15.90	1,442,283,040	1.55%	-0.93%	to	-3.17%
2014	0.40%	to	3.00%	84,721,057	18.69	to	16.08	1,487,768,339	1.71%	4.79%	to	2.06%
2013	0.40%	to	3.00%	85,633,495	17.83	to	15.76	1,450,611,221	1.78%	19.02%	to	15.91%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2017	0.40%	to	2.80%	45,224,620	14.43	to	11.97	668,524,661	1.90%	5.26%	to	2.73%
2016	0.60%	to	2.80%	48,849,367	13.50	to	11.65	692,459,501	1.98%	3.64%	to	1.35%
2015	0.60%	to	2.80%	46,933,158	13.03	to	11.49	647,698,253	1.73%	-0.34%	to	-2.54%
2014	0.60%	to	2.75%	47,834,340	13.07	to	11.87	667,796,025	1.80%	3.27%	to	1.03%
2013	0.65%	to	2.80%	50,261,670	11.96	to	11.68	685,620,454	1.75%	4.15%	to	1.90%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2017	0.40%	to	3.00%	113,080,530	16.23	to	16.90	2,422,541,268	1.73%	12.48%	to	9.55%
2016	0.40%	to	3.00%	122,410,696	14.43	to	15.43	2,360,915,572	1.85%	6.72%	to	3.94%
2015	0.40%	to	3.00%	133,428,382	13.52	to	14.84	2,440,679,096	1.57%	-0.73%	to	-3.32%
2014	0.40%	to	3.00%	143,660,270	13.62	to	15.35	2,678,450,645	1.66%	4.76%	to	2.03%
2013	0.40%	to	3.00%	155,762,593	13.00	to	15.05	2,804,955,904	1.71%	16.16%	to	13.13%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2017	0.40%	to	3.05%	31,674,347	16.94	to	19.78	832,456,412	1.58%	16.21%	to	13.13%
2016	0.40%	to	3.05%	35,794,497	14.58	to	17.49	819,396,754	1.71%	8.05%	to	5.18%
2015	0.40%	to	3.05%	40,552,102	13.49	to	16.62	868,125,115	1.39%	-1.13%	to	-3.76%
2014	0.40%	to	3.05%	46,994,555	13.65	to	17.27	1,026,988,892	1.61%	4.54%	to	1.76%
2013	0.40%	to	3.05%	55,228,742	13.06	to	16.98	1,164,979,300	1.58%	21.89%	to	18.65%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2017	0.40%	to	3.00%	44,950,379	15.14	to	14.24	812,216,637	1.82%	8.78%	to	5.94%
2016	0.40%	to	3.00%	48,904,136	13.92	to	13.44	821,832,274	1.93%	5.28%	to	2.54%
2015	0.40%	to	3.00%	50,084,778	13.22	to	13.11	808,694,181	1.65%	-0.43%	to	-3.03%
2014	0.40%	to	3.00%	52,322,609	13.27	to	13.51	858,154,256	1.80%	4.32%	to	1.60%
2013	0.40%	to	3.00%	52,936,074	12.73	to	13.30	841,943,865	1.73%	10.05%	to	7.18%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Mid Cap Index Fund - Class I (MCIF)
2017	0.40%	to	2.75%	6,064,937	$25.02	to	$33.36	$241,178,040	1.12%	15.32%	to	12.60%
2016	0.40%	to	2.75%	5,547,630	21.70	to	29.62	193,989,657	1.30%	19.81%	to	16.99%
2015	0.40%	to	2.75%	5,257,305	18.11	to	25.32	155,396,682	1.13%	-2.92%	to	-5.21%
2014	0.40%	to	2.75%	4,963,956	18.66	to	26.71	152,227,565	1.10%	8.98%	to	6.41%
2013	0.40%	to	2.65%	4,806,703	17.12	to	27.77	136,319,618	1.14%	32.52%	to	29.52%
NVIT Money Market Fund - Class I (SAM)
2017	0.40%	to	2.75%	45,584,470	9.85	to	7.71	517,536,153	0.41%	0.02%	to	-2.33%
2016	0.40%	to	2.75%	50,109,476	9.85	to	7.90	583,715,336	0.01%	-0.39%	to	-2.74%
2015	0.40%	to	2.85%	50,544,180	9.89	to	8.01	590,994,138	0.00%	-0.40%	to	-2.85%
2014	0.40%	to	2.90%	52,507,000	9.93	to	8.20	618,897,252	0.00%	-0.40%	to	-2.90%
2013	0.40%	to	2.95%	51,823,152	9.97	to	8.39	618,554,973	0.00%	-0.40%	to	-2.95%
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2017	0.80%	to	1.40%	2,185,527	11.65	to	11.39	24,969,891	1.22%	24.77%	to	24.02%
2016	0.80%	to	1.40%	2,452,159	9.34	to	9.19	22,572,837	1.42%	-2.90%	to	-3.49%
2015	0.80%	to	1.40%	2,745,069	9.62	to	9.52	26,162,417	0.68%	-1.29%	to	-1.88%
2014	0.80%	to	1.40%	3,252,855	9.74	to	9.70	31,573,613	1.05%	-2.58%	to	-2.99%	****
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2017	0.40%	to	2.90%	9,061,611	14.72	to	10.83	112,569,402	0.95%	25.03%	to	21.91%
2016	0.40%	to	2.95%	10,445,091	11.78	to	8.84	104,876,593	1.20%	-2.86%	to	-5.34%
2015	0.40%	to	2.95%	11,631,797	12.12	to	9.34	121,523,376	0.12%	-1.05%	to	-3.59%
2014	0.40%	to	3.05%	13,009,367	12.25	to	9.62	138,699,946	2.12%	-1.75%	to	-4.36%
2013	0.40%	to	3.05%	15,025,508	12.47	to	10.06	164,321,828	0.99%	20.59%	to	17.39%
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2017	0.80%	to	1.40%	297,403	10.85	to	10.61	3,164,246	2.68%	21.94%	to	21.21%
2016	0.80%	to	1.40%	343,303	8.90	to	8.76	3,011,220	3.00%	4.39%	to	3.76%
2015	0.80%	to	1.40%	394,375	8.53	to	8.44	3,331,749	1.22%	-5.88%	to	-6.45%
2014	0.80%	to	1.40%	451,831	9.06	to	9.02	4,077,594	1.77%	-9.42%	to	-9.80%	****
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2017	0.40%	to	2.85%	3,357,520	10.91	to	14.67	59,286,156	2.40%	22.05%	to	19.05%
2016	0.40%	to	2.85%	3,854,051	8.94	to	12.32	56,323,559	2.61%	4.56%	to	2.00%
2015	0.40%	to	2.85%	3,936,869	8.55	to	12.08	55,722,655	1.02%	-5.72%	to	-8.04%
2014	0.40%	to	2.85%	3,915,281	9.07	to	13.14	59,443,203	2.68%	-9.34%	to	-12.25%	****
2013	0.95%	to	2.10%	30,305	15.62	to	16.25	519,923	2.15%	19.90%	to	18.51%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2017	0.80%	to	1.40%	489,827	20.42	to	19.26	9,520,499	0.34%	29.17%	to	28.39%
2016	0.80%	to	1.40%	554,024	15.81	to	15.00	8,379,213	0.80%	1.37%	to	0.76%
2015	0.80%	to	1.40%	621,350	15.60	to	14.89	9,315,584	0.45%	2.61%	to	1.99%
2014	0.80%	to	1.40%	708,684	15.20	to	14.60	10,408,893	0.47%	9.55%	to	8.89%
2013	0.80%	to	1.40%	831,103	13.88	to	13.41	11,200,675	0.76%	33.66%	to	32.86%
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2017	0.40%	to	2.90%	6,516,758	20.92	to	16.24	120,994,190	0.10%	29.36%	to	26.13%
2016	0.40%	to	2.95%	7,269,482	16.17	to	12.81	105,496,062	0.60%	1.58%	to	-1.01%
2015	0.40%	to	2.95%	8,107,986	15.92	to	12.95	117,161,971	0.22%	2.72%	to	0.09%
2014	0.40%	to	3.05%	8,723,839	15.50	to	12.85	124,086,141	0.24%	9.71%	to	6.79%
2013	0.40%	to	3.05%	9,742,636	14.13	to	12.03	127,555,037	0.50%	33.88%	to	30.32%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2017	0.80%	to	1.40%	211,341	21.19	to	20.23	4,296,820	1.45%	13.62%	to	12.94%
2016	0.80%	to	1.40%	222,753	18.65	to	17.91	4,009,163	1.85%	15.42%	to	14.73%
2015	0.80%	to	1.40%	250,352	16.16	to	15.61	3,923,567	1.22%	-3.93%	to	-4.51%
2014	0.80%	to	1.40%	296,761	16.82	to	16.35	4,868,741	1.21%	9.63%	to	8.97%
2013	0.80%	to	1.40%	320,482	15.34	to	15.00	4,820,743	1.43%	34.36%	to	33.54%
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2017	0.40%	to	2.85%	5,374,554	19.63	to	14.53	88,652,631	1.17%	13.90%	to	11.11%
2016	0.40%	to	2.85%	6,504,812	17.24	to	13.08	95,485,885	1.79%	15.58%	to	12.75%
2015	0.40%	to	2.80%	6,048,438	14.91	to	11.64	77,594,537	1.01%	-3.82%	to	-6.14%
2014	0.40%	to	2.75%	5,883,975	15.50	to	12.45	79,361,366	1.09%	9.80%	to	7.21%
2013	0.40%	to	2.65%	5,423,937	14.12	to	11.68	67,465,993	1.25%	34.49%	to	31.45%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2017	0.80%	to	1.40%	9,267,604	$20.23	to	$19.08	$178,297,202	0.00%	26.72%	to	25.95%
2016	0.80%	to	1.40%	10,317,863	15.96	to	15.15	157,462,898	0.00%	5.62%	to	4.98%
2015	0.80%	to	1.40%	11,576,148	15.11	to	14.43	168,141,797	0.00%	-0.98%	to	-1.58%
2014	0.80%	to	1.40%	12,805,808	15.26	to	14.66	188,821,261	0.00%	3.20%	to	2.58%
2013	0.80%	to	1.40%	14,421,413	14.79	to	14.29	207,116,635	0.00%	37.83%	to	37.00%
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2017	0.40%	to	2.90%	6,895,043	20.11	to	16.05	126,493,184	0.00%	27.01%	to	23.84%
2016	0.40%	to	2.95%	7,147,706	15.83	to	12.90	104,584,693	0.00%	5.63%	to	2.94%
2015	0.40%	to	2.95%	8,659,725	14.99	to	12.53	121,110,111	0.00%	-0.74%	to	-3.29%
2014	0.40%	to	3.05%	8,653,958	15.10	to	12.87	123,447,811	0.00%	3.31%	to	0.56%
2013	0.40%	to	3.05%	9,737,422	14.61	to	12.80	135,678,865	0.00%	38.05%	to	34.38%
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
2017	0.40%	to	0.60%	37,926	17.85	to	17.69	676,004	1.37%	13.49%	to	13.27%
2016	0.40%	to	0.60%	34,172	15.73	to	15.61	536,981	1.61%	17.25%	to	17.02%
2015	0.40%	to	0.60%	14,266	13.41	to	13.34	191,283	2.26%	-3.14%	to	-3.33%
2014			0.40%	1,719			13.85	23,808	1.99%			16.68%
2013			0.40%	329			11.87	3,905	1.33%			18.70%	****
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2017	0.40%	to	2.90%	12,848,908	24.42	to	18.62	277,323,581	1.10%	13.38%	to	10.55%
2016	0.40%	to	2.95%	14,406,181	21.53	to	16.77	276,935,485	1.36%	17.12%	to	14.13%
2015	0.40%	to	2.95%	16,383,590	18.39	to	14.69	271,418,395	1.16%	-3.27%	to	-5.75%
2014	0.65%	to	3.05%	18,226,226	18.22	to	15.48	315,118,479	1.36%	16.26%	to	13.45%
2013	0.65%	to	3.05%	20,097,001	15.67	to	13.65	301,002,162	1.16%	34.80%	to	31.54%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2017	0.80%	to	1.40%	461,080	15.26	to	13.71	6,438,048	0.00%	23.93%	to	23.18%
2016	0.80%	to	1.40%	487,634	12.31	to	11.13	5,511,328	0.00%	7.44%	to	6.79%
2015	0.80%	to	1.40%	608,574	11.46	to	10.42	6,436,694	0.00%	-0.05%	to	-0.65%
2014	0.80%	to	1.40%	608,105	11.46	to	10.49	6,466,067	0.00%	1.99%	to	1.37%
2013	0.80%	to	1.40%	729,385	11.24	to	10.35	7,636,699	0.00%	43.14%	to	42.27%
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2017	0.75%	to	2.85%	1,227,824	18.26	to	21.63	34,761,039	0.00%	23.71%	to	21.11%
2016	0.40%	to	2.85%	1,265,979	15.53	to	17.86	29,153,361	0.00%	7.63%	to	4.99%
2015	0.40%	to	2.80%	1,375,061	14.43	to	17.12	29,882,885	0.00%	0.13%	to	-2.29%
2014	0.40%	to	2.80%	1,159,126	14.41	to	17.52	25,535,194	0.00%	2.13%	to	-0.33%
2013	0.40%	to	2.65%	1,124,666	14.11	to	19.65	24,462,929	0.00%	43.37%	to	40.14%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2017	0.40%	to	1.40%	734,822	17.02	to	43.12	31,669,137	0.50%	8.63%	to	7.54%
2016	0.40%	to	1.40%	827,693	15.66	to	40.10	33,242,961	0.64%	25.43%	to	24.17%
2015	0.40%	to	1.40%	920,025	12.49	to	32.29	29,770,072	0.68%	-6.40%	to	-7.34%
2014	0.40%	to	1.40%	1,020,116	13.34	to	34.85	35,935,394	0.51%	6.59%	to	5.52%
2013	0.80%	to	1.40%	1,227,066	36.32	to	33.03	41,046,063	0.82%	39.28%	to	38.44%
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2017	0.40%	to	2.85%	1,059,738	23.94	to	29.95	42,566,701	0.28%	8.32%	to	5.66%
2016	0.40%	to	2.85%	1,159,257	22.10	to	28.35	43,560,924	0.47%	25.11%	to	22.04%
2015	0.40%	to	2.75%	1,128,122	17.66	to	23.53	34,331,477	0.47%	-6.66%	to	-8.87%
2014	0.40%	to	2.75%	1,133,233	18.92	to	25.82	37,480,517	0.29%	6.34%	to	3.83%
2013	0.40%	to	2.70%	1,171,234	17.80	to	28.23	36,924,190	0.67%	39.46%	to	36.25%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2017	0.40%	to	1.40%	1,004,309	17.58	to	70.46	70,169,362	0.00%	13.03%	to	11.90%
2016	0.40%	to	1.40%	1,123,947	15.55	to	62.96	70,421,172	0.32%	22.34%	to	21.12%
2015	0.40%	to	1.40%	1,264,093	12.71	to	51.99	65,157,947	0.36%	-2.03%	to	-3.01%
2014	0.40%	to	1.40%	1,418,968	12.98	to	53.60	75,492,828	0.16%	0.41%	to	-0.60%
2013	0.60%	to	1.40%	1,570,642	12.91	to	53.92	85,139,423	0.13%	29.06%	to	38.94%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2017	0.40%	to	2.85%	1,205,338	$21.83	to	$29.01	$46,095,743	0.00%	12.75%	to	9.98%
2016	0.40%	to	2.85%	1,300,494	19.36	to	26.38	44,530,901	0.10%	22.05%	to	19.06%
2015	0.40%	to	2.65%	1,435,176	15.87	to	24.84	40,859,982	0.14%	-2.29%	to	-4.50%
2014	0.40%	to	2.65%	1,594,729	16.24	to	26.00	47,011,896	0.00%	0.15%	to	-2.11%
2013	0.40%	to	2.95%	1,735,362	16.21	to	23.54	51,611,031	0.13%	39.99%	to	36.41%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2017	0.40%	to	2.85%	14,471,179	14.80	to	12.90	244,742,407	4.81%	5.91%	to	3.31%
2016	0.40%	to	2.85%	13,615,977	13.98	to	12.49	219,092,597	3.25%	8.21%	to	5.56%
2015	0.40%	to	2.85%	13,639,542	12.92	to	11.83	204,957,701	1.99%	-3.28%	to	-5.66%
2014	0.40%	to	2.80%	13,686,203	13.35	to	12.62	213,806,609	3.24%	3.47%	to	0.97%
2013	0.40%	to	2.95%	12,261,303	12.91	to	12.29	187,266,465	3.53%	-1.52%	to	-4.04%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2017	0.40%	to	2.85%	13,652,889	11.52	to	9.03	140,413,930	1.66%	1.17%	to	-1.31%
2016	0.40%	to	2.85%	13,257,629	11.38	to	9.15	136,142,803	1.72%	2.08%	to	-0.42%
2015	0.40%	to	2.75%	12,236,451	11.15	to	9.26	124,426,225	1.69%	-0.74%	to	-3.08%
2014	0.40%	to	2.80%	11,240,208	11.23	to	9.52	116,324,594	1.04%	0.09%	to	-2.32%
2013	0.40%	to	2.95%	9,506,940	11.22	to	9.66	99,464,599	1.20%	-0.29%	to	-2.85%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2017	0.40%	to	1.40%	12,431,015	13.13	to	30.09	376,275,486	0.47%	26.80%	to	25.54%
2016	0.40%	to	1.40%	13,924,566	10.36	to	23.97	335,516,409	0.74%	3.58%	to	2.19%	****
2015	0.80%	to	1.40%	14,295,494	24.43	to	23.46	337,050,583	0.62%	4.25%	to	3.62%
2014	0.80%	to	1.40%	16,100,387	23.43	to	22.64	366,069,572	0.71%	7.93%	to	7.28%
2013	0.80%	to	1.40%	18,014,768	21.71	to	21.10	381,522,398	0.77%	35.61%	to	34.79%
NVIT Large Cap Growth Fund - Class II (NVOLG2)
2017	0.40%	to	2.85%	9,719,315	32.13	to	25.90	283,303,657	0.23%	26.56%	to	23.46%
2016	0.40%	to	2.85%	10,651,011	25.39	to	20.98	248,287,464	0.52%	2.91%	to	0.39%
2015	0.40%	to	2.85%	9,578,573	24.67	to	20.90	219,506,281	0.37%	4.40%	to	1.84%
2014	0.40%	to	2.80%	10,506,727	23.63	to	20.58	233,232,813	0.45%	8.13%	to	5.52%
2013	0.40%	to	2.95%	12,147,466	21.85	to	19.36	251,927,500	0.51%	35.74%	to	32.27%
Templeton NVIT International Value Fund - Class III (NVTIV3)
2017	0.40%	to	2.90%	12,810,235	18.44	to	14.80	214,282,184	1.95%	22.23%	to	19.17%
2016	0.40%	to	2.95%	14,534,440	15.09	to	12.37	201,090,496	2.11%	0.71%	to	-1.86%
2015	0.40%	to	2.95%	14,993,808	14.98	to	12.60	208,223,888	1.84%	-4.29%	to	-6.74%
2014	0.40%	to	3.05%	15,012,122	15.65	to	13.43	220,101,327	3.59%	-8.51%	to	-10.95%
2013	0.40%	to	3.05%	15,771,695	17.11	to	15.08	255,205,998	1.81%	19.61%	to	16.43%
Invesco NVIT Comstock Value Fund - Class I (EIF)
2017	0.40%	to	0.60%	64,704	16.78	to	16.63	1,084,015	4.50%	17.52%	to	17.29%
2016	0.40%	to	0.60%	15,125	14.28	to	14.18	215,630	2.58%	17.42%	to	17.18%
2015	0.40%	to	0.60%	22,472	12.16	to	12.10	273,070	1.35%	-6.67%	to	-6.86%
2014	0.40%	to	0.60%	34,050	13.03	to	12.99	443,482	2.30%	8.73%	to	8.51%
2013	0.40%	to	0.60%	16,278	11.98	to	11.97	195,038	0.00%	19.85%	to	19.69%	****
Invesco NVIT Comstock Value Fund - Class II (EIF2)
2017	0.40%	to	2.90%	6,803,971	20.39	to	22.99	208,825,609	3.09%	17.22%	to	14.29%
2016	0.40%	to	2.95%	6,230,456	17.40	to	19.97	164,047,875	2.16%	17.10%	to	14.11%
2015	0.40%	to	2.95%	7,132,894	14.86	to	17.50	162,129,967	1.55%	-6.89%	to	-9.27%
2014	0.40%	to	3.05%	7,305,999	15.96	to	19.06	180,247,716	1.28%	8.49%	to	5.60%
2013	0.40%	to	3.05%	7,694,919	14.71	to	18.05	176,761,059	0.00%	34.76%	to	31.18%
NVIT Real Estate Fund - Class I (NVRE1)
2017	0.80%	to	1.40%	3,139,271	15.77	to	14.87	47,032,790	2.11%	5.65%	to	5.01%
2016	0.80%	to	1.40%	3,544,959	14.93	to	14.16	50,537,759	1.95%	6.49%	to	5.85%
2015	0.80%	to	1.40%	3,980,586	14.02	to	13.38	53,571,068	2.51%	-6.11%	to	-6.68%
2014	0.80%	to	1.40%	4,693,279	14.93	to	14.34	67,636,763	2.95%	27.85%	to	27.08%
2013	0.80%	to	1.40%	4,873,879	11.68	to	11.28	55,228,629	1.41%	2.22%	to	1.60%
NVIT Real Estate Fund - Class II (NVRE2)
2017	0.40%	to	2.85%	6,517,308	32.27	to	12.55	92,788,755	1.94%	5.72%	to	3.13%
2016	0.40%	to	2.85%	6,892,130	30.53	to	12.17	94,000,848	1.80%	6.75%	to	4.13%
2015	0.40%	to	2.85%	7,214,889	28.60	to	11.69	93,363,754	2.38%	-6.04%	to	-8.35%
2014	0.40%	to	2.85%	8,086,103	30.43	to	12.75	112,777,865	3.07%	28.09%	to	24.94%
2013	0.40%	to	2.80%	6,586,101	23.76	to	10.24	72,709,206	1.27%	2.29%	to	-0.18%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
2017	0.40%	to	2.50%	696,475	$13.67	to	$12.38	$8,938,477	1.42%	13.38%	to	10.99%
2016	0.40%	to	2.45%	612,499	12.06	to	11.18	7,018,150	1.38%	8.33%	to	6.11%
2015	0.40%	to	2.40%	474,175	11.13	to	10.55	5,086,004	3.11%	-2.15%	to	-4.12%
2014	0.40%	to	1.80%	125,679	11.38	to	11.11	1,401,443	3.20%	1.45%	to	0.03%
2013			0.60%	2,099			11.20	23,510	0.71%			12.01%	****
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)
2017	0.40%	to	2.55%	740,582	14.72	to	13.30	10,290,649	2.44%	17.41%	to	14.89%
2016	1.15%	to	2.40%	320,782	12.20	to	11.64	3,833,860	1.84%	10.11%	to	8.72%
2015	1.30%	to	2.40%	170,818	11.03	to	10.71	1,861,135	5.84%	-4.42%	to	-5.48%
2014	1.60%	to	1.80%	13,188	11.48	to	11.45	151,431	1.86%	1.48%	to	1.27%
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
2017	0.40%	to	2.85%	100,871,469	13.05	to	11.62	1,251,039,482	1.67%	17.32%	to	14.44%
2016	0.40%	to	2.85%	98,053,986	11.12	to	10.15	1,047,139,959	2.40%	5.79%	to	3.19%
2015	0.40%	to	2.85%	91,651,481	10.51	to	9.84	935,119,776	1.21%	-5.26%	to	-7.59%
2014	0.40%	to	2.75%	69,392,456	11.10	to	10.66	755,595,648	3.76%	0.61%	to	-1.76%
2013	0.40%	to	2.30%	20,316,134	11.03	to	10.89	222,426,695	3.28%	10.31%	to	8.90%	****
NVIT Cardinal(SM) Managed Growth & Income Fund - Class II (NCPGI2)
2017	0.40%	to	2.85%	49,134,469	12.71	to	11.32	593,599,285	1.71%	14.31%	to	11.50%
2016	0.40%	to	2.85%	49,115,359	11.12	to	10.15	524,456,631	2.38%	5.14%	to	2.56%
2015	0.40%	to	2.85%	45,300,352	10.57	to	9.89	464,991,727	1.31%	-4.68%	to	-7.02%
2014	0.40%	to	2.85%	34,616,610	11.09	to	10.64	376,761,705	3.64%	1.85%	to	-0.65%
2013	0.40%	to	2.65%	9,283,008	10.89	to	10.73	100,339,679	3.34%	8.92%	to	7.27%	****
NVIT Investor Destinations Managed Growth Fund - Class II (IDPG2)
2017	0.40%	to	2.85%	82,410,823	13.01	to	11.58	1,019,974,342	1.72%	16.50%	to	13.64%
2016	0.40%	to	2.85%	77,549,916	11.17	to	10.19	832,143,425	1.82%	6.52%	to	3.91%
2015	0.40%	to	2.85%	65,985,280	10.48	to	9.81	671,610,820	1.87%	-4.34%	to	-6.69%
2014	0.40%	to	2.50%	43,498,040	10.96	to	10.58	467,813,783	1.87%	1.33%	to	-0.81%
2013	0.40%	to	2.30%	11,584,365	10.81	to	10.68	124,342,023	3.40%	8.14%	to	6.76%	****
NVIT Investor Destinations Managed Growth & Income Fund - Class II (IDPGI2)
2017	0.40%	to	2.85%	38,456,865	12.61	to	11.23	461,308,267	1.78%	13.58%	to	10.79%
2016	0.40%	to	2.85%	37,537,776	11.11	to	10.14	400,604,316	1.85%	5.29%	to	2.70%
2015	0.40%	to	2.85%	33,773,880	10.55	to	9.87	345,921,135	1.67%	-3.63%	to	-6.00%
2014	0.40%	to	2.85%	24,393,200	10.94	to	10.50	262,077,939	2.20%	2.05%	to	-0.46%
2013	0.40%	to	2.30%	6,817,671	10.73	to	10.59	72,583,126	3.12%	7.25%	to	5.88%	****
NVIT Small Cap Index Fund - Class II (NVSIX2)
2017	0.40%	to	2.80%	5,388,295	17.08	to	15.25	87,059,918	1.01%	13.73%	to	10.99%
2016	0.40%	to	2.80%	3,887,870	15.02	to	13.74	55,789,584	1.21%	20.39%	to	17.50%
2015	0.40%	to	2.80%	3,214,294	12.48	to	11.69	38,783,835	1.30%	-5.26%	to	-7.55%
2014	0.40%	to	2.80%	1,861,847	13.17	to	12.64	24,010,339	1.25%	4.13%	to	1.62%
2013	0.40%	to	2.80%	723,265	12.65	to	12.44	9,071,715	2.35%	26.46%	to	24.42%	****
NVIT S&P 500 Index Fund - Class II (GVEX2)
2017	0.40%	to	2.85%	36,584,258	17.85	to	15.90	616,540,600	1.70%	20.74%	to	17.78%
2016	0.40%	to	2.85%	29,882,432	14.79	to	13.50	421,737,187	1.92%	10.95%	to	8.23%
2015	0.40%	to	2.85%	22,546,059	13.33	to	12.47	290,326,944	2.08%	0.54%	to	-1.93%
2014	0.40%	to	2.85%	12,997,434	13.26	to	12.72	168,655,614	2.77%	12.62%	to	9.85%
2013	0.40%	to	2.65%	3,743,803	11.77	to	11.59	43,701,775	3.41%	17.70%	to	15.92%	****
NVIT BlackRock NVIT Managed Global Allocation Fund - Class II (NVMGA2)
2017	0.40%	to	2.85%	19,669,396	11.97	to	10.60	216,246,380	1.33%	17.96%	to	15.07%
2016	0.40%	to	2.85%	14,720,771	10.15	to	9.21	138,538,134	1.17%	1.52%	to	0.05%	****
2015	1.15%	to	2.50%	5,340,045	9.29	to	9.23	49,503,692	0.00%	-7.15%	to	-7.74%	****
Short Duration Bond Portfolio - I Class Shares (AMTB)
2017	0.40%	to	2.90%	7,094,458	10.75	to	8.22	81,907,897	1.44%	0.49%	to	-2.03%
2016	0.40%	to	2.90%	7,701,381	10.70	to	8.39	88,811,356	1.13%	0.82%	to	-1.71%
2015	0.40%	to	2.90%	8,637,198	10.61	to	8.53	99,694,654	1.36%	-0.22%	to	-2.72%
2014	0.40%	to	2.95%	10,327,433	10.63	to	8.72	119,826,653	1.57%	0.21%	to	-2.36%
2013	0.40%	to	2.95%	13,156,674	10.61	to	8.93	150,853,109	2.17%	0.21%	to	-2.35%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
International Portfolio - S Class Shares (AMINS)
2017	1.15%	to	2.25%	15,424	$17.01	to	$14.76	$248,183	1.09%	25.31%	to	23.92%
2016	1.50%	to	2.25%	7,651	13.02	to	11.91	95,716	0.53%	-3.28%	to	-4.02%
2015	1.50%	to	2.25%	7,363	13.46	to	12.41	96,067	1.00%	0.00%	to	-0.76%
2014	1.50%	to	2.00%	3,270	13.46	to	12.82	43,160	0.21%	-4.73%	to	-5.21%
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
2017	0.80%	to	2.50%	91,628	12.24	to	32.11	3,318,695	0.00%	23.57%	to	21.46%
2016	0.80%	to	2.50%	82,950	9.91	to	26.44	2,432,375	0.00%	3.33%	to	1.56%
2015	0.80%	to	2.50%	108,418	9.59	to	26.03	3,145,377	0.00%	-4.12%	to	-1.53%	****
Socially Responsive Portfolio - I Class Shares (AMSRS)
2017	0.80%	to	2.35%	620,643	27.59	to	26.76	19,084,309	0.50%	17.48%	to	15.65%
2016	0.80%	to	2.65%	731,358	23.49	to	22.18	19,228,044	0.66%	8.99%	to	6.96%
2015	0.80%	to	2.65%	879,767	21.55	to	20.74	21,369,110	0.54%	-1.26%	to	-3.10%
2014	0.80%	to	2.65%	1,041,973	21.82	to	21.40	25,709,625	0.36%	9.50%	to	7.46%
2013	0.80%	to	2.65%	1,294,218	19.93	to	19.92	29,316,744	0.68%	36.50%	to	33.96%
TOPS Managed Risk Balanced ETF Portfolio - Class 4 (NOTB4)
2017	1.30%	to	2.55%	1,009,768	11.66	to	10.91	11,532,572	1.17%	8.81%	to	7.44%
2016	1.30%	to	2.80%	1,100,769	10.71	to	9.62	11,591,799	0.91%	4.44%	to	2.86%
2015	1.30%	to	2.80%	1,241,805	10.26	to	9.36	12,569,710	1.16%	-6.01%	to	-7.44%
2014	1.30%	to	2.55%	1,045,776	10.91	to	10.62	11,316,209	1.13%	1.36%	to	0.07%
2013	1.30%	to	2.65%	496,927	10.77	to	10.60	5,328,079	0.96%	6.07%	to	4.62%
TOPS Managed Risk Growth ETF Portfolio - Class 4 (NOTG4)
2017	1.30%	to	2.50%	908,323	12.55	to	11.78	11,186,391	1.29%	15.81%	to	14.41%
2016	1.30%	to	2.50%	957,595	10.83	to	10.30	10,223,761	1.34%	3.79%	to	2.53%
2015	1.30%	to	2.50%	1,049,821	10.44	to	10.04	10,832,301	1.56%	-10.56%	to	-11.64%
2014	1.30%	to	2.50%	650,405	11.67	to	11.37	7,507,452	1.02%	-0.43%	to	-1.64%
2013	1.30%	to	2.30%	402,119	11.72	to	11.58	4,688,876	1.59%	14.14%	to	12.98%
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 (NOTMG4)
2017	1.30%	to	2.85%	706,332	12.41	to	10.70	8,535,354	1.24%	12.14%	to	10.39%
2016	1.15%	to	2.85%	764,557	11.14	to	9.69	8,281,252	1.11%	4.63%	to	2.84%
2015	1.15%	to	2.85%	862,211	10.64	to	9.42	8,995,509	1.26%	-7.75%	to	-9.33%
2014	1.15%	to	2.85%	835,495	11.54	to	10.39	9,509,888	1.41%	1.32%	to	-0.42%
2013	1.15%	to	2.30%	189,573	11.39	to	11.23	2,144,830	1.25%	10.68%	to	9.39%
International Growth Fund/VA- Service Shares (OVIGS)
2017	1.10%	to	2.85%	5,217,271	11.10	to	10.40	56,888,078	1.10%	25.06%	to	22.85%
2016	1.10%	to	2.55%	3,977,900	8.88	to	8.53	34,817,879	0.82%	-3.78%	to	-5.19%
2015	1.10%	to	2.50%	2,958,757	9.22	to	9.01	27,034,360	0.90%	1.97%	to	0.53%
2014	1.10%	to	2.55%	1,107,744	9.05	to	8.96	9,982,341	0.24%	-9.54%	to	-10.43%	****
Capital Income Fund/VA - Non-Service Shares (OVMS)
2017	0.80%	to	1.40%	809,186	28.00	to	27.98	27,949,237	1.96%	8.38%	to	7.73%
2016	0.80%	to	1.40%	916,811	25.83	to	25.97	29,449,566	2.37%	4.42%	to	3.79%
2015	0.80%	to	1.40%	1,007,502	24.74	to	25.02	31,121,933	2.25%	0.02%	to	-0.58%
2014	0.80%	to	1.40%	1,097,053	24.74	to	25.17	34,056,066	2.05%	7.33%	to	6.68%
2013	0.80%	to	1.40%	1,239,133	23.05	to	23.59	36,088,027	2.35%	12.26%	to	11.59%
Core Bond Fund/VA - Non-Service Shares (OVB)
2017	0.80%	to	1.40%	895,835	17.08	to	16.32	18,858,499	2.41%	3.75%	to	3.13%
2016	0.80%	to	1.40%	1,005,802	16.46	to	15.82	20,477,954	3.69%	2.45%	to	1.83%
2015	0.80%	to	1.40%	1,172,022	16.07	to	15.54	23,357,188	4.09%	0.15%	to	-0.45%
2014	0.80%	to	1.40%	1,314,492	16.05	to	15.61	26,398,467	5.25%	6.41%	to	5.76%
2013	0.80%	to	1.40%	1,470,230	15.08	to	14.76	27,812,794	5.07%	-0.90%	to	-1.50%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2017	0.40%	to	1.40%	2,024,915	16.49	to	70.19	151,214,950	0.93%	36.12%	to	34.76%
2016	0.40%	to	1.40%	2,245,312	12.11	to	52.09	124,765,649	1.06%	-0.32%	to	-1.32%
2015	0.40%	to	1.40%	2,550,963	12.15	to	52.78	144,093,681	1.31%	3.53%	to	2.49%
2014	0.40%	to	1.40%	2,845,391	11.74	to	51.50	155,455,199	1.23%	1.88%	to	0.86%
2013	0.60%	to	1.40%	2,148,688	11.51	to	51.06	115,712,883	1.38%	15.06%	to	25.53%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)
2017	0.75%	to	2.80%	3,336,860	$13.99	to	$30.94	$128,948,416	0.72%	35.30%	to	32.52%
2016	0.75%	to	2.80%	3,380,606	10.34	to	23.35	98,153,725	0.77%	-0.90%	to	-2.95%
2015	0.75%	to	2.80%	3,696,242	10.44	to	24.06	109,407,218	1.07%	2.89%	to	0.77%
2014	0.75%	to	2.75%	3,464,478	10.14	to	24.02	100,955,252	1.18%	1.42%	to	-0.75%	****
2013	0.95%	to	2.25%	244,473	24.50	to	27.33	7,307,348	1.15%	25.78%	to	24.14%
International Growth Fund/VA - Non-Service Shares (OVIG)
2017	0.40%	to	0.60%	88,438	13.48	to	13.36	1,189,825	1.24%	25.79%	to	25.54%
2016	0.40%	to	0.60%	54,895	10.72	to	10.64	587,155	1.13%	-2.51%	to	-2.70%
2015	0.40%	to	0.60%	54,413	10.99	to	10.94	597,685	1.32%	3.02%	to	2.81%
2014	0.40%	to	0.60%	76,193	10.67	to	10.64	811,521	1.18%	-7.59%	to	-7.78%
2013	0.40%	to	0.60%	43,039	11.55	to	11.53	496,525	0.06%	15.49%	to	15.33%	****
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2017	0.40%	to	1.40%	637,656	17.76	to	19.15	12,330,062	1.25%	16.44%	to	15.28%
2016	0.40%	to	1.40%	735,994	15.25	to	16.61	12,348,327	1.11%	11.17%	to	10.06%
2015	0.40%	to	1.40%	774,547	13.72	to	15.10	11,780,983	0.92%	2.91%	to	1.88%
2014	0.40%	to	1.40%	925,786	13.33	to	14.82	13,839,721	0.81%	10.26%	to	9.15%
2013	0.40%	to	1.40%	921,054	12.09	to	13.57	12,629,553	1.10%	20.88%	to	29.93%	****
Main Street Fund(R)/VA - Service Class (OVGIS)
2017	0.40%	to	2.90%	6,939,343	20.62	to	22.48	203,551,127	1.03%	16.17%	to	13.26%
2016	0.40%	to	2.95%	7,923,779	17.75	to	19.71	202,543,598	0.84%	10.85%	to	8.02%
2015	0.40%	to	2.95%	8,384,656	16.01	to	18.24	196,070,657	0.65%	2.69%	to	0.07%
2014	0.40%	to	3.05%	9,304,134	15.59	to	18.01	214,327,255	0.58%	9.96%	to	7.03%
2013	0.40%	to	3.05%	11,093,728	14.18	to	16.83	234,121,775	0.86%	30.91%	to	27.43%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2017	0.80%	to	1.40%	337,046	22.08	to	20.57	6,996,670	0.87%	13.25%	to	12.56%
2016	0.80%	to	1.40%	397,141	19.49	to	18.27	7,320,331	0.50%	17.11%	to	16.41%
2015	0.80%	to	1.40%	425,587	16.65	to	15.70	6,736,763	0.91%	-6.65%	to	-7.22%
2014	0.80%	to	1.40%	484,310	17.83	to	16.92	8,257,676	0.92%	11.04%	to	10.37%
2013	0.80%	to	1.40%	510,359	16.06	to	15.33	7,872,940	0.89%	39.89%	to	39.04%
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
2017	0.40%	to	2.85%	2,482,580	24.26	to	31.75	102,511,016	0.65%	13.46%	to	10.67%
2016	0.40%	to	2.85%	2,592,935	21.38	to	28.69	95,724,851	0.25%	17.20%	to	14.33%
2015	0.40%	to	2.85%	2,845,336	18.24	to	25.09	90,672,952	0.64%	-6.47%	to	-8.77%
2014	0.40%	to	2.80%	2,686,320	19.50	to	27.67	92,701,568	0.63%	11.21%	to	8.53%
2013	0.40%	to	2.80%	2,350,049	17.54	to	25.50	74,014,689	0.69%	40.06%	to	36.69%
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
2017	0.80%	to	1.40%	908,156	12.77	to	11.47	10,581,969	0.03%	27.76%	to	26.99%
2016	0.80%	to	1.40%	975,796	9.99	to	9.03	8,946,467	0.00%	1.52%	to	0.91%
2015	0.80%	to	1.40%	1,168,293	9.84	to	8.95	10,612,710	0.00%	5.75%	to	5.11%
2014	0.80%	to	1.40%	1,096,038	9.31	to	8.52	9,459,072	0.00%	4.94%	to	4.30%
2013	0.80%	to	1.40%	1,372,859	8.87	to	8.16	11,347,669	0.01%	34.90%	to	34.08%
Global Strategic Income Fund/VA - Non-service Shares (OVSB)
2017	0.80%	to	1.40%	163,993	11.10	to	10.75	1,771,062	2.37%	5.42%	to	4.79%
2016	0.80%	to	1.40%	178,847	10.53	to	10.26	1,841,821	4.91%	5.68%	to	5.05%
2015	0.80%	to	1.40%	190,671	9.96	to	9.77	1,868,234	6.99%	-3.04%	to	-3.63%
2014	0.80%	to	1.40%	131,093	10.27	to	10.14	1,331,560	4.53%	2.02%	to	1.40%
2013	0.80%	to	1.40%	125,275	10.07	to	10.00	1,253,971	4.88%	-0.93%	to	-1.53%
Global Strategic Income Fund/VA - Service Shares (OVSBS)
2017	0.75%	to	2.25%	756,811	10.98	to	10.15	8,003,732	1.97%	5.24%	to	3.66%
2016	0.75%	to	2.30%	821,814	10.43	to	9.77	8,318,897	4.55%	5.47%	to	3.83%
2015	0.75%	to	2.45%	964,234	9.89	to	9.36	9,324,026	5.31%	-3.22%	to	-4.88%
2014	0.85%	to	2.75%	911,480	10.20	to	9.78	9,167,050	3.90%	1.62%	to	-0.33%
2013	0.85%	to	2.75%	963,727	10.04	to	9.81	9,601,690	4.50%	-1.21%	to	-3.11%
All Asset Portfolio - Advisor Class (PMVAAD)
2017	0.40%	to	2.75%	4,156,552	11.15	to	10.70	47,412,110	4.52%	12.93%	to	10.27%
2016	0.40%	to	2.75%	4,281,948	9.88	to	9.70	43,779,732	2.51%	12.45%	to	9.81%
2015	0.40%	to	2.75%	4,507,663	8.78	to	8.84	41,502,382	3.17%	-9.55%	to	-11.69%
2014	0.40%	to	2.60%	4,859,868	9.71	to	10.05	50,089,678	5.16%	0.05%	to	-2.16%
2013	0.65%	to	2.65%	4,567,870	10.61	to	10.26	47,681,453	5.16%	-0.54%	to	-2.54%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2017	0.40%	to	2.75%	1,504,589	$13.10	to	$10.65	$17,756,763	1.47%	10.29%	to	7.70%
2016	0.40%	to	2.75%	1,723,219	11.88	to	9.89	18,641,304	1.10%	2.49%	to	0.08%
2015	0.40%	to	2.75%	1,869,995	11.59	to	9.88	20,050,860	1.41%	-7.55%	to	-9.73%
2014	0.40%	to	2.75%	1,884,511	12.54	to	10.95	22,098,472	2.00%	-0.10%	to	-2.46%
2013	0.40%	to	2.55%	2,492,506	12.55	to	11.33	29,755,599	1.72%	-6.94%	to	-8.95%
Low Duration Portfolio - Advisor Class (PMVLAD)
2017	0.40%	to	2.90%	36,607,998	12.39	to	9.94	411,665,133	1.24%	0.85%	to	-1.68%
2016	0.40%	to	2.95%	37,135,940	12.28	to	10.07	418,563,527	1.39%	0.90%	to	-1.68%
2015	0.40%	to	2.95%	36,964,975	12.17	to	10.24	417,352,491	3.37%	-0.19%	to	-2.75%
2014	0.40%	to	3.05%	35,370,950	12.19	to	10.47	404,377,325	1.04%	0.35%	to	-2.32%
2013	0.40%	to	3.05%	33,423,782	12.15	to	10.72	384,925,917	1.35%	-0.63%	to	-3.28%
Total Return Portfolio - Advisor Class (PMVTRD)
2017	0.40%	to	2.85%	32,295,222	11.84	to	10.03	354,159,256	1.93%	4.40%	to	1.84%
2016	0.40%	to	2.85%	30,683,591	11.34	to	9.85	325,826,434	1.98%	2.17%	to	-0.33%
2015	0.40%	to	2.85%	29,606,252	11.10	to	9.88	311,201,240	4.92%	-0.07%	to	-2.52%
2014	0.40%	to	2.85%	28,020,955	11.11	to	10.14	298,250,943	2.12%	3.75%	to	1.20%
2013	0.40%	to	2.80%	25,952,951	10.71	to	10.03	269,467,393	2.14%	-2.44%	to	-4.80%
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)
2017	0.40%	to	0.60%	15,330	6.24	to	6.18	95,488	10.92%	1.64%	to	1.44%
2016	0.40%	to	0.60%	12,213	6.14	to	6.09	74,957	1.02%	14.41%	to	14.18%
2015	0.40%	to	0.60%	11,828	5.37	to	5.34	63,449	4.21%	-25.96%	to	-26.11%
2014	0.40%	to	0.60%	11,020	7.25	to	7.22	79,854	0.33%	-18.95%	to	-19.11%
2013			0.40%	2,094			8.94	18,722	0.00%			-10.59%	****
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
2017	0.40%	to	2.45%	1,173,838	11.15	to	10.12	12,388,382	4.93%	9.34%	to	7.10%
2016	0.40%	to	2.45%	804,800	10.20	to	9.45	7,844,517	5.19%	12.76%	to	10.45%
2015	0.40%	to	2.50%	529,314	9.05	to	8.55	4,624,115	5.22%	-2.76%	to	-4.81%
2014	0.40%	to	2.50%	525,844	9.30	to	8.98	4,790,708	5.27%	1.00%	to	-1.13%
2013			0.40%	807			9.21	7,433	2.35%			-7.89%	****
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)
2017	0.40%	to	0.60%	11,334	12.08	to	11.97	136,781	4.62%	6.09%	to	5.88%
2016	0.40%	to	0.60%	29,352	11.39	to	11.31	334,267	5.15%	11.91%	to	11.68%
2015	0.40%	to	0.60%	8,419	10.18	to	10.12	85,656	4.24%	-2.16%	to	-2.36%
2014	0.40%	to	0.60%	6,985	10.40	to	10.37	72,550	4.92%	2.82%	to	2.61%
Variable Insurance Trust - Short-Term Portfolio - Advisor Class (PMVSTA)
2017	0.40%	to	2.85%	2,423,474	10.37	to	9.95	24,681,162	1.63%	1.90%	to	-0.60%
2016	0.40%	to	2.50%	944,987	10.18	to	10.03	9,541,193	0.94%	1.76%	to	0.32%	****
Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Class (PMVFHA)
2017	0.40%	to	0.60%	11,528	11.73	to	11.62	135,131	5.13%	2.35%	to	2.15%
2016			0.40%	10,635			11.46	121,889	1.40%	6.06%
2015	0.40%	to	0.60%	12,103	10.81	to	10.75	130,620	3.29%	-0.11%	to	-0.31%
2014	0.40%	to	0.60%	10,527	10.82	to	10.78	113,773	1.56%	10.71%	to	10.49%
Real Return Portfolio - Advisor Class (PMVRA)
2017	0.40%	to	0.60%	18,070	9.60	to	9.51	173,164	2.24%	3.15%	to	2.94%
2016	0.40%	to	0.60%	17,059	9.31	to	9.24	158,754	2.17%	4.66%	to	4.45%
2015	0.40%	to	0.60%	15,317	8.90	to	8.85	136,240	5.77%	-3.19%	to	-3.38%
2014			0.40%	5,579			9.19	51,261	1.15%			2.58%
2013			0.40%	3,432			8.96	30,740	3.61%			-10.43%	****
Structured Small Cap Equity Fund - Service Shares (GVSSCS)
2017			0.40%	34,198			17.41	595,327	0.44%			10.78%
2016			0.40%	12,674			15.71	199,166	1.27%			22.50%
2015	0.40%	to	0.60%	9,328	12.83	to	12.76	119,599	0.04%	-2.88%	to	-3.08%
2014	0.40%	to	0.60%	1,553	13.21	to	13.17	20,519	0.62%	6.26%	to	6.05%
2013			0.40%	804			12.43	9,995	0.79%			24.31%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2017	1.15%	to	2.85%	837,816	$12.67	to	$11.49	$10,318,290	0.32%	11.81%	to	9.90%
2016	0.40%	to	2.85%	788,900	10.56	to	10.45	8,723,469	0.29%	3.92%	to	1.37%
2015	0.40%	to	2.85%	742,713	10.17	to	10.31	8,004,019	0.09%	-6.19%	to	-8.50%
2014	0.40%	to	2.85%	571,852	10.84	to	11.27	6,651,026	0.04%	3.53%	to	0.98%
2013	0.40%	to	2.30%	406,175	10.47	to	11.27	4,622,209	0.09%	4.67%	to	10.96%	****
VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)
2017			0.40%	1,343			9.62	12,919	0.69%			-2.71%
2016			0.40%	770			9.89	7,614	2.04%			0.34%
2015			0.40%	770			9.85	7,588	0.87%			-1.45%	****
VT Equity Income Fund: Class IB (PVEIB)
2017	1.05%	to	2.10%	168,534	11.28	to	11.20	1,896,326	0.00%	12.83%	to	12.04%	****
VT Growth Opportunities Fund: Class IB (PVGOB)
2017	0.95%	to	2.20%	124,428	13.43	to	13.19	1,659,378	0.09%	29.66%	to	28.03%
2016	0.95%	to	2.20%	98,505	10.36	to	10.30	1,018,101	0.00%	3.58%	to	2.98%	****
VT International Equity Fund: Class IB (PVTIGB)
2017	1.15%	to	2.85%	238,311	22.40	to	17.37	4,984,087	1.69%	25.13%	to	22.98%
2016	1.15%	to	2.85%	96,688	17.90	to	14.12	1,605,654	0.87%	-3.57%	to	-5.23%
2015	1.15%	to	2.05%	11,987	18.56	to	16.53	211,545	1.27%	-1.01%	to	-1.91%
2014	1.15%	to	2.05%	14,651	18.75	to	16.85	262,993	0.95%	-7.85%	to	-8.69%
2013	1.15%	to	2.05%	17,177	20.35	to	18.46	336,690	1.50%	26.60%	to	25.45%
Small-Cap Portfolio - Investment Class (ROCSC)
2017	0.40%	to	0.60%	26,309	14.42	to	14.29	379,276	0.97%	4.96%	to	4.75%
2016	0.40%	to	0.60%	24,702	13.74	to	13.64	339,279	1.95%	20.48%	to	20.23%
2015	0.40%	to	0.60%	25,239	11.41	to	11.34	287,775	0.73%	-12.15%	to	-12.33%
2014	0.40%	to	0.60%	27,191	12.98	to	12.94	352,960	0.22%	2.83%	to	2.62%
2013	0.40%	to	0.60%	5,442	12.63	to	12.61	68,683	1.76%	26.27%	to	26.10%	****
Variable Fund - Multi-Hedge Strategies (RVARS)
2017	0.40%	to	2.55%	1,600,038	10.79	to	9.75	16,281,325	0.00%	3.26%	to	1.04%
2016	0.40%	to	2.55%	1,602,954	10.45	to	9.65	15,991,496	0.10%	-0.88%	to	-3.01%
2015	0.40%	to	2.55%	1,522,175	10.54	to	9.95	15,522,554	0.68%	1.44%	to	-0.75%
2014	0.40%	to	2.55%	1,396,728	10.39	to	10.02	14,238,125	0.00%	4.24%	to	1.99%
2013	0.40%	to	2.45%	333,972	9.97	to	9.83	3,301,465	0.00%	-0.31%	to	-1.69%	****
Health Sciences Portfolio - II (TRHS2)
2017	0.40%	to	2.85%	7,441,709	37.66	to	31.12	255,692,808	0.00%	26.80%	to	23.69%
2016	0.40%	to	2.85%	7,778,961	29.70	to	25.16	213,291,589	0.00%	-11.07%	to	-13.25%
2015	0.40%	to	2.85%	9,260,603	33.40	to	29.01	289,485,338	0.00%	12.02%	to	9.27%
2014	0.40%	to	2.85%	7,927,446	29.82	to	26.55	223,976,343	0.00%	30.70%	to	27.49%
2013	0.40%	to	2.80%	6,412,668	22.81	to	20.86	140,496,406	0.00%	49.91%	to	46.30%
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)
2017	0.40%	to	2.85%	4,333,652	8.45	to	6.85	31,995,322	0.00%	-2.36%	to	-4.76%
2016	0.40%	to	2.85%	5,646,906	8.65	to	7.19	43,116,182	0.29%	42.84%	to	39.34%
2015	0.40%	to	2.80%	3,711,701	6.06	to	5.17	20,106,760	0.03%	-33.89%	to	-35.49%
2014	0.40%	to	2.75%	3,558,339	9.16	to	8.03	29,517,875	0.00%	-19.67%	to	-21.57%
2013	0.40%	to	2.55%	2,913,519	11.40	to	10.27	30,449,440	0.34%	14.03%	to	7.48%	****
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
2017	0.80%	to	1.40%	311,850	20.38	to	20.23	7,360,076	2.34%	11.35%	to	10.68%
2016	0.80%	to	1.40%	344,888	18.30	to	18.28	7,379,166	0.00%	5.57%	to	4.94%
2015	0.80%	to	1.40%	391,393	17.34	to	17.42	7,975,891	6.65%	-13.78%	to	-14.30%
2014	0.80%	to	1.40%	435,528	20.11	to	20.33	10,362,989	5.18%	1.37%	to	0.75%
2013	0.80%	to	1.40%	489,626	19.84	to	20.17	11,575,326	2.39%	-9.90%	to	-10.44%
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2017	0.80%	to	1.40%	650,129	36.05	to	31.73	20,971,090	0.41%	49.83%	to	48.93%
2016	0.80%	to	1.40%	699,218	24.06	to	21.31	15,129,566	0.48%	-0.70%	to	-1.30%
2015	0.80%	to	1.40%	809,875	24.23	to	21.59	17,743,844	0.57%	-14.68%	to	-15.20%
2014	0.80%	to	1.40%	937,328	28.40	to	25.45	24,198,355	0.53%	-1.21%	to	-1.81%
2013	0.80%	to	1.40%	1,077,764	28.74	to	25.92	28,316,991	1.62%	11.12%	to	10.45%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2017	0.75%	to	2.45%	822,612	$7.91	to	$7.17	$17,814,098	0.00%	-2.43%	to	-4.10%
2016	0.75%	to	2.45%	968,351	8.11	to	7.48	21,408,506	0.41%	42.64%	to	40.20%
2015	0.75%	to	2.75%	1,147,129	5.69	to	5.28	17,634,850	0.03%	-33.95%	to	-35.28%
2014	0.75%	to	2.75%	1,659,729	8.61	to	8.15	34,873,233	0.10%	-19.71%	to	-21.33%
2013	0.75%	to	2.80%	2,044,581	10.72	to	10.35	52,324,603	0.75%	9.70%	to	7.44%
Diversified Stock Fund Class A Shares (VYDS)
2017	1.15%	to	1.35%	7,477	26.13	to	25.38	191,617	0.68%	25.01%	to	24.75%
2016	1.15%	to	1.35%	8,424	20.90	to	20.34	173,052	1.00%	2.70%	to	2.50%
2015	1.15%	to	1.35%	18,880	20.35	to	19.85	378,872	0.57%	-4.23%	to	-4.42%
2014	1.15%	to	1.55%	23,756	21.25	to	20.29	497,599	0.89%	8.93%	to	8.49%
2013	1.15%	to	1.55%	25,251	19.51	to	18.70	486,302	0.63%	32.39%	to	31.85%
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)
2017	0.40%	to	0.60%	789,280	13.03	to	12.91	10,268,091	0.47%	15.23%	to	15.00%
2016	0.40%	to	0.60%	978,660	11.31	to	11.23	11,054,154	0.89%	1.95%	to	1.75%
2015	0.40%	to	0.60%	898,769	11.09	to	11.04	9,959,012	0.00%	-1.10%	to	-1.30%
2014	0.40%	to	0.60%	637,519	11.21	to	11.18	7,144,816	1.73%	3.49%	to	3.28%
2013	0.40%	to	0.60%	165,259			10.83	1,790,170	0.00%			8.26%	****
Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)
2017	0.40%	to	0.60%	170,612	12.14	to	12.03	2,069,210	0.45%	11.40%	to	11.18%
2016	0.40%	to	0.60%	176,118	10.89	to	10.82	1,917,733	0.56%	0.80%	to	0.60%
2015	0.40%	to	0.60%	219,006	10.81	to	10.76	2,365,851	0.00%	-0.92%	to	-1.12%
2014	0.40%	to	0.60%	110,570	10.91	to	10.88	1,205,387	0.77%	2.65%	to	2.44%
2013	0.40%	to	0.60%	75,534	10.63	to	10.62	802,504	0.00%	6.27%	to	6.18%	****
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)
2017	0.40%	to	0.60%	434,074	12.67	to	12.55	5,480,390	0.46%	13.35%	to	13.12%
2016	0.40%	to	0.60%	594,742	11.17	to	11.10	6,633,673	0.61%	1.41%	to	1.20%
2015	0.40%	to	0.60%	581,842	11.02	to	10.97	6,406,819	0.00%	-0.82%	to	-1.02%
2014	0.40%	to	0.60%	449,506	11.11	to	11.08	4,992,354	0.81%	3.34%	to	3.13%
2013	0.40%	to	0.60%	222,311	10.75	to	10.74	2,389,889	0.00%	7.53%	to	7.44%	****
Variable Insurance Portfolios - Asset Strategy (WRASP)
2017	0.40%	to	2.85%	11,348,594	17.39	to	14.02	176,379,301	1.54%	17.80%	to	14.91%
2016	0.40%	to	2.85%	13,254,020	14.76	to	12.20	177,205,766	0.58%	-2.96%	to	-5.34%
2015	0.40%	to	2.85%	16,605,015	15.21	to	12.88	231,807,691	0.36%	-8.71%	to	-10.96%
2014	0.40%	to	2.85%	16,864,654	16.66	to	14.47	261,526,326	0.47%	-5.64%	to	-7.97%
2013	0.40%	to	2.80%	13,405,643	17.66	to	15.76	223,555,413	1.21%	24.63%	to	21.63%
Variable Insurance Portfolios - High Income (WRHIP)
2017	0.40%	to	2.85%	7,155,562	12.08	to	12.09	92,623,447	6.57%	6.25%	to	3.65%
2016	0.40%	to	2.85%	7,643,664	11.37	to	11.66	94,084,258	7.32%	15.72%	to	12.89%
2015	0.40%	to	2.85%	7,441,642	9.82	to	10.33	80,299,007	6.52%	-6.88%	to	-9.17%
2014	0.40%	to	2.80%	7,890,294	10.55	to	11.39	92,712,517	5.10%	1.50%	to	-0.95%
2013	0.60%	to	2.80%	7,007,963	10.38	to	11.50	82,246,215	4.30%	3.77%	to	7.41%	****
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2017	0.40%	to	2.85%	4,933,082	17.66	to	15.33	81,261,860	0.00%	26.39%	to	23.29%
2016	0.40%	to	2.85%	4,939,721	13.97	to	12.44	65,172,036	0.00%	5.69%	to	3.10%
2015	0.40%	to	2.85%	5,000,233	13.22	to	12.06	63,141,063	0.00%	-6.16%	to	-8.47%
2014	0.40%	to	2.85%	4,185,462	14.08	to	13.18	57,044,940	0.00%	7.44%	to	4.80%
2013	0.40%	to	2.65%	2,767,879	13.11	to	12.62	35,566,853	0.00%	29.42%	to	26.50%
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
2017			0.60%	584			15.12	8,833	0.50%			19.12%
2016	0.40%	to	0.60%	3,698	12.79	to	12.70	47,246	1.48%	4.39%	to	4.18%
2015	0.40%	to	0.60%	3,648	12.25	to	12.19	44,650	2.76%	-0.06%	to	-0.26%
2014	0.40%	to	0.60%	3,358	12.26	to	12.22	41,162	0.12%	4.44%	to	4.23%
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
2017	0.40%	to	0.60%	117,558	15.42	to	15.17	1,811,530	0.90%	10.07%	to	9.85%
2016	0.40%	to	0.60%	207,446	14.01	to	13.81	2,905,030	1.19%	2.43%	to	2.23%
2015	0.40%	to	0.60%	248,999	13.67	to	13.51	3,404,241	1.15%	0.05%	to	-0.15%
2014	0.40%	to	0.60%	234,969	13.67	to	13.53	3,211,436	1.09%	2.98%	to	2.77%
2013	0.40%	to	0.60%	216,208	13.27	to	13.16	2,869,630	1.53%	14.29%	to	14.06%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
2017	0.40%	to	0.60%	1,572,218	$17.71	to	$17.42	$27,829,778	0.77%	14.24%	to	14.01%
2016	0.40%	to	0.60%	1,897,746	15.50	to	15.28	29,408,209	1.32%	3.23%	to	3.02%
2015	0.40%	to	0.60%	2,066,616	15.02	to	14.83	31,022,321	1.68%	-0.08%	to	-0.28%
2014	0.40%	to	0.60%	2,132,566	15.03	to	14.87	32,040,936	1.03%	3.82%	to	3.61%
2013	0.40%	to	0.60%	2,057,057	14.48	to	14.36	29,770,493	1.12%	20.35%	to	20.11%
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
2017	0.40%	to	0.60%	2,657,314	18.91	to	18.61	50,256,846	0.85%	16.25%	to	16.02%
2016	0.40%	to	0.60%	3,151,597	16.27	to	16.04	51,268,778	1.60%	4.10%	to	3.89%
2015	0.40%	to	0.60%	3,272,222	15.63	to	15.44	51,134,710	2.26%	-0.34%	to	-0.54%
2014	0.40%	to	0.60%	3,277,315	15.68	to	15.52	51,389,608	1.04%	4.20%	to	3.99%
2013	0.40%	to	0.60%	3,153,289	15.05	to	14.93	47,456,503	1.25%	23.32%	to	23.07%
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
2017	0.40%	to	0.60%	395,400	16.60	to	16.33	6,562,108	0.82%	12.32%	to	12.09%
2016	0.40%	to	0.60%	450,483	14.78	to	14.57	6,656,559	1.31%	2.69%	to	2.48%
2015	0.40%	to	0.60%	521,289	14.39	to	14.22	7,500,314	1.49%	-0.07%	to	-0.27%
2014	0.40%	to	0.60%	526,562	14.40	to	14.25	7,582,097	0.98%	3.46%	to	3.26%
2013	0.40%	to	0.60%	540,241	13.92	to	13.80	7,518,782	1.36%	17.24%	to	17.00%
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
2013			1.30%	74			68.31	5,055	0.01%			41.93%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2017	0.40%	to	2.85%	2,937,303	32.30	to	24.57	84,900,413	0.00%	25.36%	to	22.28%
2016	0.40%	to	2.85%	2,939,252	25.76	to	20.09	68,560,466	0.00%	7.32%	to	4.68%
2015	0.40%	to	2.85%	3,360,935	24.01	to	19.19	73,872,903	0.00%	-3.27%	to	-5.65%
2014	0.40%	to	2.75%	2,922,620	24.82	to	20.55	67,222,496	0.00%	-2.27%	to	-4.58%
2013	0.40%	to	2.70%	2,411,352	25.40	to	21.64	57,488,287	0.00%	49.63%	to	46.18%
Advantage VT Omega Growth Fund - Class 2 (WFVOG2)
2017	1.40%	to	1.75%	850	25.88	to	25.20	21,922	0.01%	32.72%	to	32.25%
2016	1.40%	to	1.75%	850	19.50	to	19.06	16,525	0.00%	-0.89%	to	-1.24%
2015	1.15%	to	1.75%	1,680	19.95	to	19.30	33,009	0.00%	0.18%	to	-0.43%
2014	1.15%	to	1.75%	2,235	19.91	to	19.38	43,856	0.00%	2.67%	to	2.05%
2013	1.15%	to	1.75%	2,784	19.39	to	18.99	53,355	0.13%	38.27%	to	37.43%
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)
2013	0.80%	to	1.40%	1,979,986	30.83	to	28.90	57,749,512	1.38%	26.32%	to	25.56%
Global Securities Fund/VA - Class 4 (obsolete) (OVGS4)
2013	0.75%	to	2.65%	4,545,894	13.11	to	17.24	87,818,648	1.15%	26.05%	to	23.64%
VA International Equity Fund (obsolete) (HVIE)
2014	0.40%	to	2.65%	1,319,092	11.76	to	10.69	14,796,809	2.13%	-7.06%	to	-9.16%
2013	0.40%	to	2.65%	1,179,976	12.65	to	11.77	14,418,065	1.70%	22.41%	to	19.65%
Templeton Developing Markets Securities Fund - Class 3 (obsolete) (FTVDM3)
2013	0.80%	to	2.65%	1,142,861	11.79	to	15.15	19,109,102	1.93%	-1.76%	to	-3.60%
VT Growth & Income Fund: Class IB (obsolete) (PVGIB)
2016	1.05%	to	2.10%	77,968	20.58	to	19.56	1,664,605	1.84%	13.81%	to	12.61%
2015	1.05%	to	2.45%	104,940	18.08	to	16.60	1,965,355	1.87%	-8.50%	to	-9.79%
2014	1.05%	to	2.45%	120,962	19.76	to	18.40	2,483,981	1.36%	9.57%	to	8.02%
2013	1.05%	to	2.30%	149,244	18.03	to	17.32	2,814,117	1.76%	34.25%	to	32.56%
Templeton Foreign Securities Fund - Class 3 (obsolete) (TIF3)
2013	0.80%	to	2.95%	3,996,862	13.70	to	15.49	70,947,400	2.40%	22.00%	to	19.35%
Templeton Global Bond Securities Fund - Class 3 (obsolete) (FTVGI3)
2013	0.65%	to	2.65%	7,038,230	16.04	to	16.40	127,456,544	4.76%	0.98%	to	-1.06%
Advantage VT Small Cap Value Fund - Class 2 (obsolete) (WFVSMV)
2014			1.10%	631			11.53	7,278	0.35%			3.31%
2013			1.10%	684			11.17	7,637	0.72%			13.49%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Advantage VT Total Return Bond Fund - Class 2 (obsolete) (WFVTRB)
2015	1.15%	to	1.25%	21,348	$14.46	to	$14.30	$305,653	1.28%	-1.02%	to	-1.12%
2014	1.15%	to	1.25%	21,348	14.61	to	14.46	309,073	1.36%	4.37%	to	4.27%
2013	1.15%	to	1.25%	21,348	14.00	to	13.87	296,394	1.25%	-3.55%	to	-3.65%
VT Voyager Fund: Class IB (obsolete) (PVTVB)
2015	0.95%	to	2.20%	55,063	20.48	to	19.13	1,160,971	1.25%	-7.00%	to	-8.18%
2014	0.95%	to	2.25%	96,479	22.03	to	20.71	2,194,180	0.80%	8.68%	to	7.25%
2013	0.95%	to	2.30%	100,705	20.27	to	19.21	2,129,944	0.84%	42.36%	to	40.42%
Franklin High Income Securities Fund: Class 2 (obsolete) (FTVHI2)
2016	0.40%	to	0.60%	19,397	10.74	to	10.66	207,191	6.75%	16.48%	to	16.25%
2015	0.40%	to	0.60%	16,935	9.22	to	9.17	155,574	2.28%	-9.49%	to	-9.67%
2014	0.40%	to	0.60%	57,693	10.19	to	10.15	587,183	3.84%	-0.42%	to	-0.62%
2013	0.40%	to	0.60%	9,757	10.23	to	10.22	99,686	0.00%	2.29%	to	2.15%	****
Investors Growth Stock Series - Service Class (obsolete) (MIGSC)
2014	0.95%	to	2.55%	315,243	21.12	to	21.19	7,570,883	0.28%	10.06%	to	8.28%
2013	0.95%	to	2.55%	379,071	19.19	to	19.57	8,313,066	0.41%	28.82%	to	26.74%
VIP High Income Portfolio - Initial Class R (obsolete) (FHIPR)
2014	0.80%	to	1.40%	1,207,106	14.59	to	13.92	16,905,415	5.42%	0.37%	to	-0.24%
2013	0.80%	to	1.40%	1,373,290	14.53	to	13.96	19,261,214	5.26%	5.12%	to	4.48%
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)
2013	0.75%	to	2.75%	5,499,724	14.54	to	14.30	87,655,891	6.26%	6.14%	to	4.00%
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013	0.80%	to	1.40%	656,098	26.65	to	24.83	16,463,567	1.06%	-0.05%	to	-0.66%
NVIT Emerging Markets Fund - Class VI (obsolete) (GEM6)
2013	0.75%	to	2.80%	2,953,153	7.07	to	17.17	56,177,769	0.97%	-0.31%	to	-2.37%
NVIT International Equity Fund - Class III (obsolete) (GIG3)
2013	0.80%	to	1.40%	1,095,402	23.66	to	22.04	24,342,382	0.52%	16.87%	to	16.16%
VIP Overseas Portfolio - Initial Class R (obsolete) (FOPR)
2014	0.80%	to	1.40%	1,359,984	18.26	to	16.91	23,251,418	1.30%	-8.83%	to	-9.38%
2013	0.80%	to	1.40%	1,465,832	20.03	to	18.66	27,631,594	1.37%	29.41%	to	28.63%
VIP Overseas Portfolio - Service Class 2 R (obsolete) (FO2R)
2014	0.40%	to	2.85%	5,519,852	9.51	to	12.69	79,903,490	1.16%	-8.68%	to	-10.92%
2013	0.40%	to	2.80%	5,200,723	10.41	to	14.32	83,385,210	1.27%	29.63%	to	26.51%
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)
2013	0.80%	to	1.40%	3,088,532	11.63	to	11.23	34,837,398	1.22%	20.37%	to	19.64%
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)
2013	0.80%	to	1.40%	284,346	19.20	to	17.99	5,155,407	2.21%	20.45%	to	19.72%
NVIT Multi-Manager International Value Fund - Class VI (obsolete) (GVDIV6)
2013	0.40%	to	2.80%	5,533,991	8.79	to	10.76	66,931,305	2.32%	20.61%	to	17.71%
American Century NVIT Growth Fund - Class I (obsolete) (CAF)
2015	0.40%	to	1.40%	1,160,643	13.76	to	27.09	34,653,285	0.34%	4.25%	to	3.20%
2014	0.40%	to	1.40%	1,270,746	13.20	to	26.25	36,871,450	0.35%	10.88%	to	9.77%
2013	0.40%	to	1.40%	1,371,740	11.90	to	23.92	36,296,848	0.66%	19.02%	to	27.92%	****
American Century NVIT Growth Fund -Class II (obsolete) (CAF2)
2015	0.40%	to	2.75%	4,058,798	15.34	to	13.72	58,924,357	0.51%	3.95%	to	1.49%
2014	0.40%	to	2.75%	3,719,227	14.76	to	13.52	52,518,246	0.49%	10.60%	to	7.99%
2013	0.40%	to	2.65%	2,980,072	13.34	to	12.55	38,538,816	1.01%	28.89%	to	25.98%
Small-Cap Growth Portfolio - S Class Shares (obsolete) (AMFAS)
2014	0.80%	to	2.50%	186,362	13.29	to	17.89	3,694,111	0.00%	2.64%	to	0.88%
2013	0.80%	to	2.80%	223,324	12.95	to	15.83	4,331,082	0.00%	44.67%	to	41.75%

2017	Reserves for annuity contracts in payout phase:								$10,580,370
2017	Contract Owners’ Equity:								$54,201,450,452
2016	Reserves for annuity contracts in payout phase:								$9,930,422
2016	Contract Owners’ Equity:								$48,380,816,200
2015	Reserves for annuity contracts in payout phase:								$9,994,873
2015	Contract Owners’ Equity:								$45,303,722,763
2014	Reserves for annuity contracts in payout phase:								$9,682,634
2014	Contract Owners’ Equity:								$45,160,288,424
2013	Reserves for annuity contracts in payout phase:								$10,085,658
2013	Contract Owners’ Equity:								$41,548,378,750

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

KPMG LLP
Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the “Company”) as of December 31, 2017 and 2016, the related consolidated statements of operations, comprehensive income, equity, and cash flows for each of the years in the three-year period ended December 31, 2017, and the related notes and financial statement schedules I, III, IV, and V (collectively, the “consolidated financial statements”) of the Company as listed in the accompanying table of contents. In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2017 and 2016, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2017, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)

(“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Company’s auditor since 1968.

Columbus, Ohio

February 28, 2018

KPMG LLP is a Delaware limited liability partnership and the U.S.

member firm of the KPMG network of independent member firms affiliated with

KPMG International Cooperative (“KPMG International”), a Swiss entity.

1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Operations

	Year ended December 31,
(in millions)	2017	2016	2015
Revenues
Policy charges	$2,545	$2,361	$2,216
Premiums	633	642	786
Net investment income	2,414	2,139	1,982
Net realized investment gains (losses), including other-than-temporary impairment losses	12	(111)	82
Other revenues	9	8	14

Total revenues	$5,613	$5,039	$5,080

Benefits and expenses
Interest credited to policyholder account values	$1,844	$1,406	$1,078
Benefits and claims	1,283	1,298	1,662
Amortization of deferred policy acquisition costs	392	433	68
Other expenses, net of deferrals	1,193	998	1,044

Total benefits and expenses	$4,712	$4,135	$3,852

Income before federal income taxes and noncontrolling interests	$901	$904	$1,228
Federal income tax benefit (expense)	408	(126)	(293)

Net income	$1,309	$778	$935
Loss attributable to noncontrolling interests, net of tax	96	91	96

Net income attributable to Nationwide Life Insurance Company	$1,405	$869	$1,031

See accompanying notes to consolidated financial statements.

2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Comprehensive Income

	Year ended December 31,
(in millions)	2017	2016	2015
Net income	$1,309	$778	$935

Other comprehensive income (loss), net of tax
Changes in:
Net unrealized gains (losses) on available-for-sale securities	$550	$237	$(720)
Net unrealized (losses) gains on derivatives used in cash flow hedging relationships	(100)	22	43

Total other comprehensive income (loss), net of tax	$450	$259	$(677)

Total comprehensive income	$1,759	$1,037	$258
Comprehensive loss attributable to noncontrolling interests, net of tax	(96)	(91)	(96)

Total comprehensive income attributable to Nationwide Life Insurance Company	$1,855	$1,128	$354

See accompanying notes to consolidated financial statements.

3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

	December 31,
(in millions, except for share and per share amounts)	2017	2016
Assets
Investments:
Fixed maturity securities, available-for-sale	$50,201	$43,690
Mortgage loans, net of allowance	10,929	9,760
Policy loans	1,030	989
Short-term investments	1,406	1,944
Other investments	1,493	1,111

Total investments	$65,059	$57,494
Cash and cash equivalents	95	92
Accrued investment income	549	514
Deferred policy acquisition costs	5,676	5,432
Other assets	4,203	3,035
Separate account assets	105,607	89,071

Total assets	$181,189	$155,638

Liabilities and equity
Liabilities
Future policy benefits and claims	$59,885	$52,911
Short-term debt	—	300
Long-term debt	793	707
Other liabilities	3,433	3,104
Separate account liabilities	105,607	89,071

Total liabilities	$169,718	$146,093

Shareholder’s equity
Common stock ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Additional paid-in capital	1,718	1,718
Retained earnings	7,703	6,530
Accumulated other comprehensive income	1,308	626

Total shareholder’s equity	$10,733	$8,878
Noncontrolling interests	738	667

Total equity	$11,471	$9,545

Total liabilities and equity	$181,189	$155,638

See accompanying notes to consolidated financial statements.

4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Equity

(in millions)	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Total shareholder’s equity	Non- controlling interest	Total equity
Balance as of December 31, 2014	$4	$1,718	$4,630	$1,044	$7,396	$640	$8,036
Comprehensive income (loss):
Net income (loss)	$—	$—	$1,031	$—	$1,031	$(96)	$935
Other comprehensive (loss)	—	—	—	(677)	(677)	—	(677)

Total comprehensive income (loss)	$—	$—	$1,031	$(677)	$354	$(96)	$258
Change in noncontrolling interest	—	—	—	—	—	100	100

Balance as of December 31, 2015	$4	$1,718	$5,661	$367	$7,750	$644	$8,394

Comprehensive income (loss):
Net income (loss)	$—	$—	$869	$—	$869	$(91)	$778
Other comprehensive income	—	—	—	259	259	—	259

Total comprehensive income (loss)	$—	$—	$869	$259	$1,128	$(91)	$1,037
Change in noncontrolling interest	—	—	—	—	—	114	114

Balance as of December 31, 2016	$4	$1,718	$6,530	$626	$8,878	$667	$9,545

Comprehensive income (loss):
Net income (loss)	$—	$—	$1,405	$—	$1,405	$(96)	$1,309
Other comprehensive income	—	—	—	450	450	—	450

Total comprehensive income (loss)	$—	$—	$1,405	$450	$1,855	$(96)	$1,759
Cumulative effect of adoption of accounting principle[1]	—	—	(232)	232	—	—	—
Change in noncontrolling interest	—	—	—	—	—	167	167

Balance as of December 31, 2017	$4	$1,718	$7,703	$1,308	$10,733	$738	$11,471

[1]	Includes the reclassification of accumulated other comprehensive income on net unrealized gains on available-for-sale securities into retained earnings for the stranded tax effects resulting from the Tax Cuts and Jobs Act, as discussed in Note 2.

See accompanying notes to consolidated financial statements.

5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

	Year ended December 31,
(in millions)	2017	2016	2015
Cash flows from operating activities
Net income	$1,309	$778	$935
Adjustments to net income:
Net realized investment (gains) losses, including other-than-temporary impairment losses	(12)	111	(82)
Interest credited to policyholder account values	1,844	1,406	1,078
Capitalization of deferred policy acquisition costs	(923)	(823)	(870)
Amortization of deferred policy acquisition costs	392	433	68
Amortization and depreciation	99	81	107
Changes in:
Future policy benefits and claims	(934)	(680)	(249)
Derivatives, net	(486)	(247)	(141)
Other, net	(319)	(77)	(63)

Net cash provided by operating activities	$970	$982	$783

Cash flows from investing activities
Proceeds from maturities of available-for-sale securities	$4,471	$3,007	$2,828
Proceeds from sales of available-for-sale securities	1,857	852	466
Purchases of available-for-sale securities	(11,648)	(8,938)	(7,106)
Proceeds from repayments and sales of mortgage loans	651	792	1,027
Issuances of mortgage loans	(1,807)	(2,163)	(2,155)
Net sales (purchases) of short-term investments	543	(1,174)	169
Collateral received, net	378	217	48
Purchase of Jefferson National Financial Corp, net of cash assumed	(186)	—	—
Other, net	(355)	(231)	(136)

Net cash used in investing activities	$(6,096)	$(7,638)	$(4,859)

Cash flows from financing activities
Net change in short-term debt	$(300)	$(100)	$(260)
Investment and universal life insurance product deposits	10,442	10,894	8,224
Investment and universal life insurance product withdrawals	(5,034)	(4,132)	(3,884)
Other, net	21	19	(14)

Net cash provided by financing activities	$5,129	$6,681	$4,066

Net increase (decrease) in cash and cash equivalents	$3	$25	$(10)
Cash and cash equivalents at beginning of year	92	67	77

Cash and cash equivalents at end of year	$95	$92	$67

See accompanying notes to consolidated financial statements.

6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC,” or collectively with its subsidiaries, “the Company”) was incorporated in 1929 and is an Ohio-domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services and other investment products.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators, life insurance agencies, specialists and registered investment advisors. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. and Nationwide Financial Network producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2017 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiary, Olentangy Reinsurance, LLC (“Olentangy”), Nationwide Investment Services Corporation (“NISC”), Nationwide Investment Advisor (“NIA”), Eagle Captive Reinsurance, LLC (“Eagle”) and Jefferson National Financial Corp (“JNF”) and its wholly-owned subsidiaries, as discussed in Note 4. NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance (“COLI”) and individual annuity contracts on a non-participating basis. Olentangy is a Vermont-domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor. Eagle is an Ohio-domiciled special purpose financial captive insurance company. JNF is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. See Note 4 for detailed information related to the acquisition of JNF.

As of December 31, 2017 and 2016, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position, after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include wholly-owned subsidiaries and consolidated variable interest entities (“VIEs”). All intercompany transactions have been eliminated.

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). The preparation of the consolidated financial statements in accordance with GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates include the balance and amortization of deferred policy acquisition costs (“DAC”), legal and regulatory reserves, certain investment and derivative valuations, certain future policy benefits and claims, goodwill, provision for income taxes and valuation of net deferred tax assets. Actual results could differ significantly from those estimates.

7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Revenues and Benefits

Investment and universal life insurance products. Investment products are long-duration contracts that do not subject the Company to significant risk arising from mortality (the incidence of death) or morbidity (the incidence of disability resulting from disease or physical impairment). These include variable and fixed deferred annuity contracts in the accumulation phase with individuals and groups, as well as certain annuities without life contingencies. Universal life insurance products include long-duration insurance contracts that do not have fixed or guaranteed terms. These include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (“BOLI”) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, net realized investment gains and losses, surrender charges and other policy charges earned and assessed against policy account balances during the period. Policy charges are assessed on a daily, monthly or annual basis and are recognized as revenue when earned. Assessments for services provided in future periods are recorded as unearned revenue and recognized as revenue over the periods benefited. Surrender charges are recognized as revenue upon surrender of a contract in accordance with contractual terms.

Traditional life insurance products. Traditional life insurance products include those products with fixed and guaranteed terms, primarily consisting of whole life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are generally recognized as revenue when due. For certain annuities with life contingencies, any excess of gross premium over the net premium is deferred and recognized with the amount of expected future benefits. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

Investment and universal life insurance products. The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and for universal life insurance policies at the policy accrued account balance, which represents participants’ net deposits adjusted for investment performance, interest credited and applicable contract charges. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

The Company offers guarantees on variable and fixed indexed annuity products, which can include a return of no less than the total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees can also include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period.

As part of its valuation procedures, the Company makes an assumption of the expected utilization of guarantee benefits by participants. Guarantees that include a benefit that is wholly life contingent are accounted for as insurance liabilities that accumulate over time. Guarantees that are expected to be exercised using a net settlement option are accounted for as embedded derivatives, which are required to be separated and valued apart from the host variable annuity contracts.

Guaranteed minimum death benefits (“GMDB”) and certain guaranteed living withdrawal benefits (“GLWB”) on variable annuity and fixed indexed annuity products, as well as no-lapse guarantees on universal life and variable universal life insurance products are accounted for as insurance liabilities. Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date, less the cumulative guaranteed benefit payments plus interest. The Company evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes, with a related charge or credit to benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions, including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC and other expenses.

8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Certain GLWB that are expected to net settle on variable annuity products represent embedded derivatives which are held at fair value and include the present value of attributed fees. Subsequent changes in the fair value of the embedded derivatives are recognized in results of operations as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous, unobservable assumptions including, but not limited to, mortality, lapse rates, index volatility, benefit utilization and discounting. Benefit utilization includes a wait period (the number of years the policyholder is assumed to wait prior to beginning withdrawals once eligible) and efficiency of benefit utilization (the percent of the maximum permitted withdrawal that a policyholder takes). Discounting includes liquidity and non-performance risk (the risk that the liability will not be fulfilled) and affects the fair value of the liability. The Company derives these inputs, which vary widely by product, attained age, policy duration, benefits in the money and the existence of surrender charges, from experience and industry data.

The Company offers certain indexed life insurance and annuity products for which the policyholders’ interest credits are based on market performance with caps and floors. The interest credits represent embedded derivatives within the insurance contract and therefore are required to be separated and valued apart from the host contracts. The embedded derivatives are held at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in results of operations as a component of interest credited to policyholder account values. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous unobservable assumptions including, but not limited to, mortality, lapse rates and index volatility. The assumptions used to calculate the fair value of embedded derivatives are based on actual experience and industry data and are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

Traditional life and other insurance products. The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency (the percentage of insurance policies remaining in-force from year to year), mortality, morbidity, interest rates and certain other expenses.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method, with a weighted average interest rate of 6.6% for the years ended December 31, 2017 and 2016 and estimates of mortality, morbidity, investment yields and persistency that were used or being experienced at the time the policies were issued, with a provision for adverse deviation.

The liability for future policy benefits for certain annuities with life contingencies was calculated using the present value of future benefits and certain expenses, discounted using weighted average interest rates of 4.8% and 4.6% for the years ended December 31, 2017 and 2016, respectively, with a provision for adverse deviation.

The Company offers certain short duration traditional insurance, consisting primarily of accident and health contracts. These short duration insurance contracts are subject to an internal modified coinsurance treaty where activity including premiums, investment income, losses paid and adjustments to reserves, dividends paid and expenses incurred are ceded from NLIC to NMIC. The Company’s reserve for short duration contracts was $70 million and $72 million as of December 31, 2017 and 2016, respectively.

Advances under FHLB funding agreements. The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law and recorded in future policy benefits and claims. The amount of collateralized funding agreements outstanding with the FHLB as of December 31, 2017 and 2016 was $2.0 billion and $2.3 billion, respectively. In connection with an FHLB requirement for funding agreements, the Company held $47 million of FHLB stock as of December 31, 2017 and 2016.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. The Company obtains reinsurance from a diverse group of reinsurers and monitors concentration as well as financial strength ratings of the reinsurers to minimize counterparty credit risk. Such agreements do not relieve the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. On an ongoing basis, the Company monitors the financial condition of reinsurers. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

9

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Amounts recoverable from reinsurers are estimated in a manner consistent with future policy benefits and claims reserves. The Company reports its reinsurance recoverables net of any allowance for estimated uncollectible reinsurance recoverables, if deemed necessary. The Company’s consideration is based upon ongoing reviews of amounts outstanding, changes in reinsurer credit standings and other relevant factors.

Under the terms of contracts held with certain unaffiliated reinsurers, specified assets have been placed in trusts as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% of the reinsured reserves, as outlined in the underlying reinsurance contracts.

Deferred Policy Acquisition Costs

The Company has deferred certain acquisition costs that are directly related to the successful acquisition of new and renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of the DAC balance depend on the type of product.

Investment and universal life insurance products. For certain investment and universal life insurance products, DAC is amortized with interest over the lives of the policies in relation to the present value of estimated gross profits, which is determined primarily from projected interest margins, policy charges and net realized investment gains and losses, less policy benefits and other expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities, with the corresponding adjustment recorded in accumulated other comprehensive income (“AOCI”). This adjustment to DAC represents the change in amortization that would have been required as a charge or credit to results of operations had such unrealized amounts been realized. DAC for investment and universal life insurance products is subject to recoverability testing in the year of policy issuance, and DAC for universal life insurance products is also subject to loss recognition testing annually.

The assumptions used in the estimation of gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual comprehensive study of assumptions. The most significant assumptions that are involved in the estimation of future gross profits include future net general and separate account investment performance, surrender/lapse rates, interest margins, renewal premiums and mortality. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary. The Company uses a reversion to the mean process to determine the assumption for the future net separate account investment performance. This process assumes different performance levels over the next three years, such that the separate account mean return, measured from the anchor date to the end of the life of the product, equals the long-term assumption. The Company’s long-term assumption for net separate account investment performance is approximately 6.25% growth per year as of December 31, 2017.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and on their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company will record an increase or decrease in DAC amortization expense, which could be significant.

Traditional life insurance products. DAC is amortized with interest over the premium-paying period of the related policies in proportion to premium revenue recognized. These assumptions are consistent with those used in the calculation of liabilities for future policy benefits at issuance. DAC is evaluated for recoverability in the year of policy issuance, and loss recognition testing is conducted annually.

Refer to Note 6 for discussion regarding DAC amortization and related balances.

Investments

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC, future policy benefits and claims, policyholder dividend obligations and deferred federal income taxes. Realized gains and losses on sales of available-for-sale securities are recognized in income based on the specific identification method. Interest and dividend income is recognized in net investment income when earned.

As of December 31, 2017 and 2016, 99% of fixed maturity securities were priced using externally sourced data. Independent pricing services are most often utilized (85% and 86% as of December 31, 2017 and 2016, respectively), and compared to pricing from additional sources, to determine the fair value of securities for which market quotations or quotations on comparable securities are available. For these securities, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

10

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

A corporate pricing matrix is used in valuing certain corporate debt securities. The corporate pricing matrix was developed using publicly and privately available spreads for privately placed corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using this matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

Non-binding broker quotes are also utilized to determine the fair value of certain fixed maturity securities when deemed appropriate or when quotes are not available from independent pricing services or a corporate pricing matrix. These securities are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that future payment of principal and interest is probable.

The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Additionally, the Company may receive non-cash collateral, which would be recorded off-balance sheet. As of December 31, 2017 and 2016, the fair value of the securities received as collateral and recorded off-balance sheet is $43 million and $331 million, respectively. The Company recognizes loaned securities in available-for-sale investments. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income. As of December 31, 2017 and 2016, the fair value of loaned securities was $348 million and $541 million, respectively.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method, based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment (“OTTI”), the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. government and agencies and obligations of states and political subdivisions securities for OTTI by examining similar characteristics.

Mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value (“LTV”) ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration of the instrument’s position in the overall structure, to determine cash flows associated with the security.

11

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Certain asset-backed securities are assessed for impairment using expected cash flows based on various inputs, including default estimates based on the underlying corporate securities, historical and forecasted loss severities or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

The Company evaluates its intent to sell on an individual security basis. OTTI losses on securities when the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis are bifurcated, with the credit related portion of the impairment loss being recognized in results of operations and the non-credit related portion of the impairment loss and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets. To estimate the credit related portion of an impairment loss recognized in results of operations, the Company considers the present value of the cash flows. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an OTTI is recognized through results of operations.

It is possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further OTTI, which could be significant.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s potential loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. These mortgage loans are categorized into the following property types: office, industrial, retail, hotel, apartment and other. Mortgage loans held-for-investment are held at amortized cost less a valuation allowance for losses.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of each new mortgage loan. Third-party appraisals are obtained to support loaned amounts, as the loans are usually collateral dependent.

The collectability of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. The Company’s commercial mortgage loans are typically structured with balloon payment maturities, exposing the Company to risks associated with the borrower’s ability to make the balloon payment upon maturity of such loan or refinance the property.

Mortgage loans require a loan-specific reserve when, based on current information and events, the value of the property collateral is determined to be less than the current carrying value and it is probable that the Company will be unable to collect all amounts due pursuant to the contractual terms of the loan agreement. When management determines that a mortgage loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and either the fair value of the collateral less costs to sell or the present value of expected future cash flows, discounted at such loan’s effective interest rate. Loan-specific reserve charges are recorded in net realized investment gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized investment gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on property type, loan-to-value and loan surveillance categories. This non-specific reserve reflects management’s best estimates of probable losses inherent in the portfolio for mortgage loans without specific reserves as of the balance sheet date. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on historical loan loss experience, the composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded in net realized investment gains and losses.

Management evaluates the credit quality of individual commercial mortgage loans and the portfolio as a whole through a number of loan quality measurements, including but not limited to LTV and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the commercial mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually.

12

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest on non-accrual status mortgage loans is included in net investment income in the period collected. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or when the loan is modified. Loans are considered delinquent when contractual payments are 90 days past due.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist primarily of highly liquid mutual funds and government agency discount notes with maturities of twelve months or less at acquisition. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Other investments. Other investments consist primarily of alternative investments in hedge funds, private equity funds, private and emerging market debt funds, tax credit funds and real estate partnerships accounted for under the equity method, as well as trading securities, equity securities and capital stock with the FHLB. The Company applies mark-to-market accounting to trading securities and recognizes changes in fair value in net realized investment gains and losses.

The Company holds alternative investments as described above and applies the equity method of accounting to these investments as it does not have a controlling financial interest. The Company recognizes income or losses from equity method investments in net investment income. These equity method investments are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of the investment might not be recoverable. The Company’s unfunded commitments related to alternative investments were $787 million and $495 million as of December 31, 2017 and 2016, respectively. The carrying value of alternative investments was $582 million and $362 million as of December 31, 2017 and 2016, respectively.

In the normal course of business, the Company has relationships with VIEs. If the Company determines that it has a variable interest and is the primary beneficiary, it consolidates the VIE. The Company is the primary beneficiary if the Company has the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and the obligation to absorb losses or receive benefits from the entity that could be potentially significant to the VIE. This determination is based on a review of the entity’s contract and other deal-related information, such as the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity.

Consolidated VIEs are primarily made up of tax credit funds whereby the Company serves as the managing member and has guaranteed after-tax benefits to third party investors. The Company has sold $1.7 billion and $1.5 billion in tax credit funds to unrelated third parties as of December 31, 2017 and 2016, respectively. These guaranteed after-tax benefits are provided through periods ending in 2036 and are in effect for periods of approximately 15 years each. The tax credit funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $987 million, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Net assets (controlling and noncontrolling interests) of all consolidated VIEs totaled $738 million and $667 million as of December 31, 2017 and 2016, respectively, and are included within the consolidated balance sheets primarily as other investments of $680 million, other assets of $189 million and other liabilities of $158 million as of December 31, 2017, and other investments of $614 million, other assets of $77 million and other liabilities of $67 million as of December 31, 2016. The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs. The results of operations and financial positions of each VIE for which the Company is the primary beneficiary, as well as the corresponding noncontrolling interests, are recorded in the consolidated financial statements. Ownership interests held by unrelated third parties in the consolidated VIEs are presented as noncontrolling interests in the equity section of the consolidated financial statements. Losses attributable to noncontrolling interests are excluded from the net income attributable to the Company on the consolidated statements of operations.

The Company is not required and does not intend to provide financial or other support outside of contractual requirements to any VIE.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, futures contracts and options. All derivative instruments are held at fair value and are reflected as other assets or liabilities in the consolidated balance sheets.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value, and these instruments are classified accordingly in the fair value hierarchy. Price movements of these broker quotes are subject to validation and require approval from the Company’s management. Management uses models to internally value the instruments for comparison to the values received through broker quotes.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for cash flow hedge accounting, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into results of operations in the same period or periods that the hedged transaction impacts results of operations. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements, which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

14

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The Company categorizes assets and liabilities held at fair value in the consolidated balance sheets as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds, where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Fair Value Option. The Company assesses the fair value option election for newly acquired assets or liabilities on a prospective basis. There are no material assets or liabilities for which the Company has elected the fair value option.

Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

Goodwill

In connection with business acquisitions, the Company recognizes goodwill as the excess of the purchase price or fair value of consideration exchanged over the fair values of tangible assets acquired, liabilities assumed and separately identified intangible assets. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually or on an interim basis, in addition to the annual evaluation, if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s fair value is less than its carrying value, the Company will calculate implied goodwill. Goodwill is impaired at the reporting unit level if its carrying value exceeds the implied value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and results of operations, and the selection of comparable companies used to develop market-based assumptions. The carrying value of goodwill was $269 million and $200 million as of December 31, 2017 and 2016, respectively, and is included in other assets in the consolidated balance sheets. There were no impairments to goodwill as of December 31, 2017 and 2016. Total additions to goodwill was $69 million for the year ended December 31, 2017 and there was no addition to goodwill for the year ended December 31, 2016.

Closed Block

In connection with the sponsored demutualization of Provident Mutual Life Insurance Company (“Provident”) prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and the Ohio Department of Insurance (“ODI”). The closed block will remain in effect as long as any policy in the closed block is in force.

15

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess actual cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future, unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies. See Note 11 for further disclosure.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. In the separate account, investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. Separate account assets are recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value (“NAV”). Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets.

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities due to a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized. Interest expense and any associated penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) are recorded as income tax expenses.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as the lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

16

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

On December 22, 2017, the Tax Cuts and Jobs Act (“the Act”) was signed into law and is effective January 1, 2018. Impacts to the Company include a reduction in the corporate tax rate from 35% to 21%, repeal of the corporate alternative minimum tax (“AMT”) and other changes to the corporate tax rules. Upon the enactment of these tax law changes, the Company remeasured deferred tax assets and liabilities and assessed its investment portfolio for impairment. As a result of the Act, the Company recognized $530 million of federal income tax benefit and immaterial net realized investment loss in the statement of operations for the year ended December 31, 2017. Additional provisions of the Act will apply to taxable years beginning after December 31, 2017, but were not effective as of the enactment date. Certain of these provisions, which include a reduced dividends received deduction, may adversely affect the Company’s future effective tax rate, taxable income and income tax expense.

Under the Act, the Company can continue to use AMT credit carryforwards to offset tax liability. To the extent that AMT credit carryovers exceed tax liabilities, 50% of the excess AMT credit carryovers are refundable prior to 2021. Any remaining AMT credits will be fully refundable in 2021. As a result, the Company has reclassified $253 million of AMT credit carryforwards, net of government fees of $11 million, as an income tax receivable.

The valuation of deferred tax assets and liabilities related to life insurance reserves based on changes in the Act reflects the Company’s best estimates and assumptions at this time. The Company is in the process of finalizing inputs to these valuations, which includes further analysis on estimates within life insurance reserves; thus, the provisional measurements of deferred tax assets and liabilities are subject to change. These valuations will be finalized in 2018. The Company has recorded $134 million of provisional amounts in both deferred tax assets and deferred tax liabilities. There is no impact to net deferred tax liabilities.

Refer to Note 7 and Note 14 for additional discussion on the impact of the Act on the Company’s investments and federal income taxes, respectively.

The Company files with the NMIC consolidated federal income tax return.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 3% of the Company’s life insurance in force in 2017, 2016 and 2015 and 31% of the number of life insurance policies in force in 2017 (33% in 2016 and 35% in 2015). The provision for policyholder dividends was based on the respective year’s dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

Subsequent Events

The Company evaluated subsequent events through February 28, 2018, the date the consolidated financial statements were issued.

(3)	Recently Issued Accounting Standards

Adopted Accounting Standards

On January 1, 2017, the Company adopted ASU 2015-09, Financial Services- Insurance: Disclosures about Short-Duration Contracts, which amends ASC 944, Financial Services-Insurance, on short duration insurance contracts. This guidance requires additional disclosures of disaggregated incurred and paid claims development information, as well as any significant changes in methodologies or assumptions and claims frequency. The adoption of this guidance had no material impact on the Company’s consolidated financial statements.

On January 1, 2017, the Company adopted ASU 2016-05, Derivatives and Hedging: Effect of Derivative Contract Novations on Existing Hedge Accounting Relationships. The update clarifies that a change in the hedging derivative’s counterparty does not by itself trigger de-designation of a hedging relationship, provided that all other hedge accounting criteria continue to be met. The adoption of this guidance had no material impact on the Company’s consolidated financial statements.

On January 1, 2017, the Company adopted ASU 2016-06, Derivatives and Hedging: Contingent Put and Call Options in Debt Instruments. The update clarifies that in assessing whether an embedded contingent put or call option is clearly and closely related to the debt host, an entity is required to perform only the four-step decision sequence as amended by the ASU. Consequently, the Company does not have to separately assess whether the event that triggers its ability to exercise the contingent option is itself indexed only to interest rates or credit risk. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

On January 1, 2017, the Company adopted ASU 2016-07, Equity Method and Joint Ventures: Simplifying the Transition to the Equity Method of Accounting. The update simplifies the equity method of accounting by eliminating the requirement to retrospectively apply the equity method to an investment that subsequently qualified for such accounting as a result of an increase in the level of ownership interest or degree of influence. Consequently, when an investment qualifies for the equity method, the cost of acquiring the additional interest in the investee is added to the current basis of the investor’s previously held interest, and the equity method is applied subsequently from the date on which the investor obtains the ability to exercise significant influence over the investee. Unrealized holding gains or losses in AOCI related to an available-for-sale security that becomes eligible for the equity method are recognized in earnings as of the date on which the investment qualifies for the equity method. The adoption of this guidance had no material impact on the Company’s consolidated financial statements.

On January 1, 2017, the Company adopted ASU 2016-17, Interests Held through Related Parties That Are under Common Control. The update amends existing GAAP consolidations guidance by requiring a reporting entity to evaluate its indirect economic interest in a VIE held through a related party under common control on a proportionate basis. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

On February 14, 2018, the FASB issued ASU 2018-02, Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income, which allows for the option to reclassify the stranded tax effects resulting from the Act from AOCI to retained earnings. The Company early adopted this guidance by applying a cumulative effect adjustment to the consolidated balance sheet, effective December 31, 2017. This resulted in an increase in AOCI of $232 million and a decrease in retained earnings of $232 million.

Pending Accounting Standards

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers. The amended guidance develops a single standard to recognize revenue when the identified performance obligation is satisfied. In August 2015, the FASB issued ASU 2015-14, Deferral of the Effective Date, which deferred the effective date of ASU 2014-09 by one year for all entities. In March, April and May 2016, the FASB issued ASU 2016-08, Revenue from Contracts with Customers: Principal versus Agent Considerations (Reporting Revenue Gross versus Net), ASU 2016-10, Revenue from Contracts with Customers: Identifying Performance Obligations and Licenses, and ASU 2016-12, Revenue from Contracts with Customers: Narrow Scope Improvements and Practical Expedients, respectively. These amendments clarify guidance on transition, collectability, noncash consideration and the presentation of sales taxes and other similar taxes. In December 2016, the FASB issued ASU 2016-20, Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers. The amended guidance provides clarification and correction of unintended application of ASU 2014-09, Revenue from Contracts with Customers. The Company will adopt ASU 2014-09, 2016-08, 2016-10, 2016-12 and 2016-20 for annual periods beginning January 1, 2018. Adoption of the above guidance will not have a material impact on the Company’s consolidated financial statements.

In January 2016, the FASB issued ASU 2016-01, Financial Instruments – Overall: Recognition and Measurement of Financial Assets and Liabilities. The amended guidance primarily affects the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale debt securities. The Company will adopt the ASU for annual periods beginning January 1, 2018. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases Section A – Leases. The amended guidance introduces a new standard on leases that requires recognition of assets and liabilities arising from all leasing arrangements on the balance sheet. The Company will adopt the ASU for annual periods beginning January 1, 2019. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments. The guidance introduces a new approach for recognizing credit losses on financial instruments based on an estimate of current expected credit losses. It also modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. The Company will adopt the ASU for annual periods beginning January 1, 2020. The Company is currently in the process of determining the impact of adoption.

18

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments (a Consensus of the Emerging Issues Task Force). The amended guidance clarifies how certain transactions should be classified in the statement of cash flows. The Company will adopt the ASU for annual periods beginning January 1, 2018. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In August 2017, the FASB issued ASU 2017-12, Derivatives and Hedging: Targeted Improvements to Accounting for Hedging Activities. The amendments expand hedge accounting for nonfinancial and financial risk components and revise the measurement methodologies to better align with an organization’s risk management activities. In addition, the amendments reduce complexity by simplifying the manner in which assessments of hedge effectiveness may be performed. The guidance is effective for interim and annual periods beginning after December 15, 2018 and should be applied on a modified retrospective basis. Early adoption is permitted. The Company is currently evaluating the impact of the standard on its consolidated results of operations and financial condition.

(4)	Business Combinations

On March 1, 2017 (“acquisition date”), the Company completed its acquisition of JNF. The Company acquired 100% of the stock of JNF for a total consideration of $201 million in cash. As a result of the acquisition, JNF and its subsidiaries became wholly-owned subsidiaries of Nationwide. JNF, based in Louisville, Kentucky, is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. JNF’s wholly-owned subsidiaries include Jefferson National Life Insurance Company (“JNL”), Jefferson National Life Insurance Company of New York (“JNLNY”) and Jefferson National Securities Corporation (“JNSC”). JNL and JNLNY are licensed to underwrite both fixed and variable annuity products. JNSC is a registered broker-dealer.

The following table summarizes the consideration paid for JNF and the fair values of the assets acquired and liabilities assumed as of the acquisition date:

(in millions)
Assets
Total investments	$512
Cash and cash equivalents	15
Accrued investment income	4
Reinsurance recoverables, net of allowance[1]	487
Goodwill[1]	69
Other intangibles[1,2]	80
Other assets	6
Separate account assets	4,349

Total assets acquired	$5,522

Liabilities
Future policy benefits and claims	$696
Long-term debt	95
Other liabilities	181
Separate account liabilities	4,349

Total liabilities assumed	$5,321

Total consideration	$201

1	Included in other assets in the consolidated balance sheets.
2	Primarily includes valuation of business acquired.

As a result of the JNF acquisition, the Company recorded goodwill representing the excess of the fair value of consideration exchanged over the fair value of tangible assets acquired, liabilities assumed and separately identified intangible assets.

The determination of fair value of the assets acquired, liabilities assumed and purchase consideration reflects the

Company’s best estimates and assumptions. The Company is in the process of finalizing valuations of certain intangible assets as integration efforts of JNF are not yet completed; thus, the provisional measurements of intangible assets and goodwill are subject to change.

19

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table presents unaudited financial information regarding JNF operations included in the Company’s consolidated statements of operations from the acquisition date to the period ending December 31, 2017. The following table also presents unaudited pro forma information as if JNF had been included in the consolidated results of the Company for the entire years ended December 31, 2017, 2016 and 2015. The pro forma information combines the historical consolidated results of the Company and JNF for the periods presented.

	Actual from acquisition date through	Pro forma for twelve months ended December 31,
(in millions)	December 31, 2017	2017	2016	2015
Revenue	$26	$5,619	$5,072	$5,113
Net Income (Loss)	(6)	1,310	783	935

20

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(5)	Certain Long-Duration Contracts

Variable Annuity Contracts

The Company provides various forms of guarantees to benefit the related contractholders of variable annuity contracts issued through general and separate accounts. The primary guarantee types include GMDB and GLWB.

The GMDB, offered on variable annuity contracts, provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it by having the death benefit paid into the contract and having a second death benefit paid upon the survivor’s death.

The GLWB, primarily offered in the Company’s Lifetime Income products, are living benefits that provide for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a feature driven by minimum return and contract duration.

Other guarantee types the Company previously offered include guaranteed minimum accumulation benefits (“GMAB”) and guaranteed minimum income benefits (“GMIB”). The GMAB is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years). The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization stream of income. The separate account value subject to GMAB was $291 million and $359 million for the years ended December 31, 2017 and December 31, 2016, respectively. The net amount at risk, general account value and reserve balances for GMAB were immaterial as of December 31, 2017 and 2016. The separate account value subject to GMIB was $355 million and $347 million for the years ended December 31, 2017 and December 31, 2016, respectively. The general account value subject to GMIB was $46 million and $47 million as of December 31, 2017 and 2016, respectively. The net amount at risk and reserve balances for GMIB were immaterial as of December 31, 2017 and 2016. Paid claims for GMAB and GMIB were immaterial for the years ended December 31, 2017 and 2016.

The following table summarizes information regarding variable annuity contracts with GMDB and GLWB invested in general and separate accounts, as of the dates indicated (a contract may contain multiple guarantees):

	December 31, 2017				December 31, 2016
(in millions)	General account value	Separate account value	Net amount at risk[1]	Average age[2]	General account value	Separate account value	Net amount at risk[1]	Average age[2]
Contracts with GMDB:
Return of net deposits	$842	$32,313	$16	67	$922	$27,459	$76	66
Minimum return or anniversary contract value	1,764	33,337	347	71	1,813	31,380	555	71

Total contracts with GMDB	$2,606	$65,650	$363	69	$2,735	$58,839	$631	69

Contracts with GLWB:
Minimum return or anniversary contract value	$84	$39,183	$104	68	$149	$34,974	$166	67

1	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
2	Represents the weighted average attained age of contractholders at the respective date.

The following table summarizes the reserve balances for the primary guarantees on variable annuity contracts, as of the dates indicated:

	December 31,
(in millions)	2017	2016
GMDB	$164	$170
GLWB	$300	$297

21

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

During 2017, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for guarantees on variable annuity contracts, primarily related to the Company’s assumptions related to expected policyholder behavior. For the year ended December 31, 2017, the updated assumptions resulted in an increase to life insurance benefits and claims of $32 million and lower amortization of DAC of $10 million.

During 2016, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for guarantees on variable annuity contracts, primarily related to the Company’s assumptions related to lapses, mortality, interest rates and market rates of return. For the year ended December 31, 2016, the updated assumptions resulted in an increase to life insurance benefits and claims of $62 million and lower amortization of DAC of $21 million.

During 2015, the Company recognized a net decrease in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions, primarily related to the Company’s assumptions of participant benefit utilization of the net settlement option within the GLWB. The Company updated its estimate to reduce expected utilization of the net settlement option. For the year ended December 31, 2015, the change in estimate resulted in net realized investment gains of $187 million, an increase to life insurance benefits and claims of $164 million and lower amortization of DAC of $28 million.

Paid claims for GMDB were $14 million and $36 million for the years ended December 31, 2017 and 2016, respectively. Paid claims for GLWB were immaterial for the years ended December 31, 2017 and 2016.

The following table summarizes the account balances of deferred variable annuity contracts with guarantees invested in separate accounts, as of the dates indicated:

	December 31,
(in millions)	2017	2016
Mutual funds:
Bond	$7,167	$5,986
Domestic equity	53,617	48,824
International equity	3,874	3,010

Total mutual funds	$64,658	$57,820
Money market funds	992	1,019

Total[1]	$65,650	$58,839

1	Excludes $40.0 billion and $30.2 billion as of December 31, 2017 and 2016, respectively, of separate account assets not related to deferred variable annuity contracts with guarantees, primarily attributable to retirement plan, variable universal life and COLI products.

Fixed Indexed Annuity Contracts

The Company offers fixed indexed annuity products with an enhanced GMDB and GLWB. As of December 31, 2017 and 2016, the fixed indexed annuity general account value was $9.8 billion and $5.3 billion, respectively. This includes $351 million and $230 million of general account value relating to contracts with the enhanced GMDB and $3.7 billion and $2.5 billion of general account value relating to contracts with GLWB as of December 31, 2017 and 2016, respectively. These enhanced GMDB reserves were immaterial and GLWB reserves were $31 million and $19 million as of December 31, 2017 and 2016, respectively. The net amount at risk for these guarantees was immaterial as of December 31, 2017 and 2016. Paid claims on contracts with these guarantees were immaterial for the years ended December 31, 2017 and 2016.

The Company conducts an annual comprehensive review of assumptions for fixed indexed annuity guarantees. For the years ended December 31, 2017, 2016 and 2015, the updated assumptions resulted in an immaterial change to life insurance benefits and claims and amortization of DAC.

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal and variable universal life insurance products with no-lapse guarantees. These no-lapse guarantees provide that a policy will not lapse so long as the policyholder makes minimum premium payments. The reserve balances on these guarantees were $915 million and $710 million as of December 31, 2017 and 2016, respectively. Paid claims on these guarantees were immaterial for the years ended December 31, 2017 and 2016.

22

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

During 2017, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for universal and variable universal life insurance contracts with no-lapse guarantees, primarily related to the Company’s assumptions related to expected policyholder renewal premiums. For the year ended December 31, 2017, the updated assumptions resulted in an increase to life insurance benefits and claims of $42 million and lower amortization of DAC and other related balances of $22 million.

During 2016, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for the no-lapse guarantees, primarily related to the Company’s assumptions related to lapses, mortality and economic scenario expectations. For the year ended December 31, 2016, the updated assumptions resulted in an increase to life insurance benefits and claims of $21 million and lower amortization of DAC and other related balances of $9 million.

During 2015, the Company completed its annual comprehensive review of assumptions for universal and variable universal life insurance contracts with no-lapse guarantees. For the year ended December 31, 2015, the updated assumptions resulted in an immaterial change to life insurance benefits and claims and amortization of DAC and other related balances.

The following table summarizes information regarding universal and variable universal life insurance contracts with no-lapse guarantees invested in general and separate accounts, as of the dates indicated:

(in millions)	General account value	Separate account value	Adjusted insurance in force[1]	Average age[2]
December 31, 2017	$3,637	$2,350	$61,489	51
December 31, 2016	$2,991	$2,117	$55,053	51

1	The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value and reinsurance.
2	Represents the weighted average attained age of contractholders at the respective date.

(6)	Deferred Policy Acquisition Costs

The following table summarizes changes in the DAC balance, as of the dates indicated:

	December 31,
(in millions)	2017	2016	2015
Balance at beginning of year	$5,432	$5,200	$4,063
Capitalization of DAC	923	823	870
Amortization of DAC, excluding unlocks	(461)	(412)	(326)
Amortization of DAC related to unlocks	69	(21)	258
Adjustments to DAC related to unrealized gains and losses on available- for-sale securities	(287)	(158)	335

Balance at end of year	$5,676	$5,432	$5,200

During 2017, the Company conducted its annual comprehensive review of model assumptions related to financial services operations used to project DAC and other related balances, including valuation of business acquired (“VOBA”) and unearned revenue reserves. As part of this review, the Company recognized a decrease in amortization for DAC of $69 million and a decrease in amortization for other related balances of $13 million. The updated assumptions were primarily related to favorable market rates of return and changes to expected future mortality. This was partially offset by updated assumptions for expected policyholder renewal premiums, persistency and lapse rates.

During 2016, the Company recognized an increase in amortization for DAC of $21 million and a decrease in amortization for other related balances of $75 million. The updated assumptions were primarily related to a decrease in expected lapse rates and mortality performance. This was partially offset by updated assumptions for persistency, interest rates and market rates of return.

During 2015, the Company recognized a decrease in amortization for DAC of $258 million and decrease in amortization for other related balances of $21 million. The updated assumptions were primarily related to revisions made to the Company’s economic hedging strategies in conjunction with the change in estimate to reduce expected utilization of the net settlement option, as well as a decrease in the expected lapse rates for certain variable annuity products.

23

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(7)	Investments

Available-for-Sale Securities

The following table summarizes the amortized cost, unrealized gains and losses and fair value of available-for-sale securities, as of the dates indicated:

(in millions)	Amortized cost	Unrealized gains	Unrealized losses	Fair value
December 31, 2017
Fixed maturity securities:
U.S. government and agencies	$358	$39	$1	$396
Obligations of states, political subdivisions and foreign governments	3,433	414	2	3,845
Corporate securities	37,643	2,018	220	39,441
Residential mortgage-backed securities	2,788	107	23	2,872
Commercial mortgage-backed securities	1,154	13	6	1,161
Asset-backed securities	2,466	44	24	2,486

Total fixed maturity securities	$47,842	$2,635	$276	$50,201
Equity securities	73	10	4	79

Total available-for-sale securities	$47,915	$2,645	$280	$50,280

December 31, 2016
Fixed maturity securities:
U.S. government and agencies	$596	$49	$—	$645
Obligations of states, political subdivisions and foreign governments	2,454	265	23	2,696
Corporate securities	33,086	1,276	497	33,865
Residential mortgage-backed securities	3,161	126	39	3,248
Commercial mortgage-backed securities	1,260	23	4	1,279
Asset-backed securities	1,967	30	40	1,957

Total fixed maturity securities	$42,524	$1,769	$603	$43,690
Equity securities	2	8	—	10

Total available-for-sale securities	$42,526	$1,777	$603	$43,700

The fair value of the Company’s available-for-sale securities may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company believes the unrealized losses on these available-for-sale securities represent temporary fluctuations in economic factors that are not indicative of OTTI. The Company has the ability and intent to hold equity securities until anticipated recovery and does not have the intent to sell, nor is it more likely than not that it will be required to sell, fixed maturity securities in an unrealized loss position.

24

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table summarizes the amortized cost and fair value of fixed maturity securities, by contractual maturity, as of December 31, 2017. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Amortized cost	Fair value
Fixed maturity securities:
Due in one year or less	$1,391	$1,408
Due after one year through five years	11,337	11,762
Due after five years through ten years	14,300	14,642
Due after ten years	14,406	15,870

Subtotal	$41,434	$43,682
Residential mortgage-backed securities	2,788	2,872
Commercial mortgage-backed securities	1,154	1,161
Asset-backed securities	2,466	2,486

Total fixed maturity securities	$47,842	$50,201

The following table summarizes the components of net unrealized gains and losses, as of the dates indicated:

	December 31,
(in millions)	2017	2016
Net unrealized gains on available-for-sale securities, before adjustments and taxes[1]	$2,365	$1,174
Adjustment to DAC	(478)	(191)
Adjustment to future policy benefits and claims	(103)	(68)
Adjustment to policyholder dividend obligation	(88)	(74)
Deferred federal income tax expense	(593)	(288)
Cumulative effect of adoption of accounting principle[2]	232	—

Net unrealized gains on available-for-sale securities	$1,335	$553

1	Includes net unrealized gains of $38 million and $1 million as of December 31, 2017 and 2016, respectively, related to the non-credit portion of other-than-temporarily impaired securities.
2	Represents impact of reclassifying AOCI related to available-for-sale securities into retained earnings for the stranded tax effects resulting from the Act, as discussed in Note 2.

The following table summarizes the change in net unrealized gains and losses reported in AOCI, for the years ended:

	December 31,
(in millions)	2017	2016
Balance at beginning of year	$553	$316
Unrealized gains arising during the year:
Net unrealized gains on available-for-sale securities before adjustments	1,191	499
Non-credit impairments and subsequent changes in fair value of impaired debt securities	37	21
Net adjustment to DAC and other expense	(287)	(158)
Net adjustment to future policy benefits and claims	(35)	(52)
Net adjustment to policyholder dividend obligations	(14)	(7)
Related federal income tax expense	(318)	(109)

Unrealized gains on available-for-sale securities	$574	$194
Less: Reclassification adjustment for net realized gains (losses) and credit related OTTI on available-for-sale securities, net of tax (expense) benefit ($(13) and $23 as of December 31, 2017 and 2016, respectively)	24	(43)

Increase in net unrealized gains on available-for-sale securities	$550	$237

Cumulative effect of adoption of accounting principle	232	—

Balance at end of year	$1,335	$553

25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table summarizes, by asset class, available-for-sale securities, in an unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Unrealized losses[1]
December 31, 2017
Fixed maturity securities:
Corporate securities	$3,363	$37	$4,058	$183	$220
Residential mortgage-backed securities	370	3	433	20	23
Asset-backed securities	254	1	82	23	24
Other	437	3	238	6	9

Total fixed maturity securities	4,424	44	4,811	232	276
Equity securities	12	2	30	2	4

Total[2]	$4,436	$46	$4,841	$234	$280

December 31, 2016
Fixed maturity securities:
Corporate securities	$8,762	$320	$1,498	$177	$497
Residential mortgage-backed securities	303	6	397	33	39
Asset-backed securities	327	1	365	39	40
Other	716	21	94	6	27

Total fixed maturity securities	10,108	348	2,354	255	603
Equity securities	—	—	—	—	—

Total[2]	$10,108	$348	$2,354	$255	$603

1	As of December 31, 2017 and 2016, there were $67 million and $118 million, respectively, of unrealized losses related to available-for-sale securities with a fair value to amortized cost ratio of less than 80%.
2	Represents 775 and 946 available-for-sale securities in an unrealized loss position as of December 31, 2017 and 2016, respectively.

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2017	2016
Amortized cost:
Loans with non-specific reserves	$10,963	$9,775
Loans with specific reserves[1]	—	17

Total amortized cost	$10,963	$9,792

Valuation allowance:
Non-specific reserves	$34	$28
Specific reserves	—	4

Total valuation allowance[2]	$34	$32

Mortgage loans, net of allowance	$10,929	$9,760

1	Interest income recognized on mortgage loans with a specific reserve was immaterial for the years ended December 31, 2017, 2016 and 2015. The average recorded investment was $8.5 million, $18 million and $14 million for the years ended December 31, 2017, 2016 and 2015, respectively.
2	Changes in the valuation allowance are due to current period provisions and recoveries. These changes for the years ended December 31, 2017, 2016 and 2015 were immaterial.

As of December 31, 2017 and 2016, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio. The Company had no mortgage loans 90 days or more past due and still accruing interest.

26

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table summarizes the LTV and DSC ratios of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than 1.00	Total
December 31, 2017
Apartment	$4,102	$102	$4,204	$4,181	$23	$4,204
Industrial	1,573	10	1,583	1,582	1	1,583
Office	1,752	—	1,752	1,738	14	1,752
Retail	2,995	4	2,999	2,996	3	2,999
Other	425	—	425	425	—	425

Total	$10,847	$116	$10,963	$10,922	$41	$10,963

Weighted average DSC ratio	2.06	1.31	2.05	n/a	n/a	n/a

Weighted average LTV ratio	n/a	n/a	n/a	59%	81%	59%

December 31, 2016
Apartment	$3,503	$11	$3,514	$3,514	$—	$3,514
Industrial	1,459	14	1,473	1,439	34	1,473
Office	1,570	3	1,573	1,539	34	1,573
Retail	2,850	30	2,880	2,866	14	2,880
Other	352	—	352	352	—	352

Total	$9,734	$58	$9,792	$9,710	$82	$9,792

Weighted average DSC ratio	2.05	1.26	2.04	n/a	n/a	n/a

Weighted average LTV ratio	n/a	n/a	n/a	58%	74%	59%

Available-For-Sale Securities on Deposit, Held in Trust and Pledged as Collateral

Available-for-sale securities with a carrying value of $10 million were on deposit with various regulatory agencies as required by law as of December 31, 2017 and 2016. Available-for-sale securities with a carrying value of $88 million and $260 million were pledged as collateral to secure funding agreements as of December 31, 2017 and 2016, respectively. These securities are primarily included in fixed maturity securities in the consolidated balance sheets.

Net Investment Income

The following table summarizes net investment income, by investment type, for the years ended:

	December 31,
(in millions)	2017	2016	2015
Fixed maturity securities, available-for-sale	$1,982	$1,781	$1,646
Mortgage loans	450	407	390
Alternative investments	23	8	3
Policy loans	41	52	51
Other	27	21	12

Gross investment income	$2,523	$2,269	$2,102
Tax credit fund losses[1]	44	68	59
Investment expenses	65	62	61

Net investment income	$2,414	$2,139	$1,982

1	Represents losses on tax credit funds accounted for under the equity method of accounting. Tax benefits on these tax credit funds are recorded in federal income tax benefit.

27

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Net Realized Investment Gains and Losses, Including Other-Than-Temporary Impairments

The following table summarizes net realized investment gains and losses, including OTTI, by source, for the years ended:

	December 31,
(in millions)	2017	2016	2015
Realized gains on sales[1]	$53	$50	$15
Realized losses on sales[1]	(16)	(90)	(41)
Net realized derivative losses	(9)	(42)	120
Valuation losses and other	(5)	(3)	(11)
OTTI losses[2,3]	(11)	(26)	(1)

Net realized investment gains (losses)	$12	$(111)	$82

1	Gross gains of $52 million, $49 million and $11 million and gross losses of $11 million, $89 million and $36 million were realized on sales of available-for-sale securities during the years ended December 31, 2017, 2016 and 2015, respectively.
2	OTTI on fixed maturity securities excludes $4 million, $6 million and $2 million of non-credit losses included in other comprehensive income for the years ended December 31, 2017, 2016 and 2015, respectively.
3	Includes impairments on alternative investment tax credit funds due to corporate tax rate reductions set forth in the Act during the year ended December 31, 2017.

The following table summarizes the cumulative credit losses, for the years ended:

	December 31,
(in millions)	2017	2016	2015
Cumulative credit losses at beginning of year[1]	$(195)	$(224)	$(254)
New credit losses	(3)	(22)	(1)
Incremental credit losses	(2)	—	—
Losses related to securities included in the beginning balance sold or paid down during the period	30	51	31

Cumulative credit losses at end of year[1]	$(170)	$(195)	$(224)

1	Cumulative credit losses are defined as amounts related to the Company’s credit portion of the OTTI losses on debt securities that the Company does not intend to sell and that it is not more likely than not the Company will be required to sell prior to recovery of the amortized cost basis.

28

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(8)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose the Company to interest rate risk arising from mismatches between assets and liabilities. The Company uses interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. In addition, prior to expiry in June 2015, the Company engaged in an interest rate swap program, which was structured to provide an offset against the negative impact of higher interest rates on the Company’s statutory surplus position and to mitigate the negative impact of lower interest rates on certain guarantees related to variable annuity contracts.

Equity market risk management. The Company issues a variety of insurance products and annuity products with guarantees or indexed crediting features that expose the Company to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures, options and total return swaps.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. To mitigate this risk, the Company uses cross-currency swaps, which are included in derivatives designated and qualifying as hedging instruments in the following tables. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating these risks, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2017 and 2016, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

29

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

	December 31, 2017				December 31, 2016
	Derivative assets		Derivative liabilities		Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional	Fair value	Notional[1]	Fair value	Notional[1]
Derivatives designated and qualifying as hedging instruments	$60	$654	$93	$1,127	$128	$942	$11	$288
Derivatives not designated as hedging instruments:
Interest rate contracts	$25	$2,131	$73	$2,336	$75	$2,078	$110	$1,681
Equity contracts	1,070	15,738	—	2,081	633	10,821	—	1,246
Other derivative contracts	—	—	12	2	—	—	2	2

Derivatives (gross)	$1,155	$18,523	$178	$5,546	$836	$13,841	$123	$3,217

Accrued interest	9		6		10		11
Subject to master netting agreements	(62)		(62)		(71)		(71)

Derivatives (net)	$1,102		$122		$775		$63

Cash collateral (received)/pledged[2]	(998)		106		(660)		29
Securities (received)/pledged[2,3]	(101)		—		(89)		30

Uncollateralized position	$3		$16		$26		$4

1	Prior period balances updated to conform to current period presentation that aligns with regulatory changes and also include all derivatives cleared through an exchange.
2	Excludes initial margin posted on derivatives of $114 million and $146 million as of December 31, 2017 and 2016, respectively.
3	Securities received as collateral are recorded off-balance sheet.

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

	December 31,
(in millions)	2017	2016	2015
Derivatives not designated as hedging instruments:
Interest rate contracts	$(9)	$13	$(141)
Equity contracts	(25)	(81)	(257)
Total return swaps	—	—	(44)
Other derivative contracts	2	8	(6)
Net interest settlements	(9)	(2)	32

Total derivative losses[1]	$(41)	$(62)	$(416)
Change in embedded derivative liabilities and related fees[2]	32	20	536

Net realized derivative (losses) gains	$(9)	$(42)	$120

1	Included in total derivative losses are economic hedging losses of $2 million, $2 million and $402 million related to the guaranteed benefit annuity programs for the years ended December 31, 2017, 2016 and 2015, respectively. Included in total derivative losses for the year ended 2015 are economic hedging gains of $52 million related to the program that protected against the negative impact of higher interest rates on the Company’s statutory surplus position through expiry.
2	The annual comprehensive review of model assumptions for the individual variable annuity business produced an immaterial impact for the years ended December 31, 2017 and 2016. The annual review produced a favorable impact for the year ended December 31, 2015, attributable to the change in estimate to reduce expected utilization of the net settlement option.

30

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(9)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2017:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$395	$—	$1	$396
Obligations of states, political subdivisions and foreign governments	60	3,780	5	3,845
Corporate securities	—	38,529	912	39,441
Residential mortgage-backed securities	1,190	1,682	—	2,872
Commercial mortgage-backed securities	—	1,161	—	1,161
Asset-backed securities	—	2,342	144	2,486

Total fixed maturity securities, available-for-sale, at fair value	$1,645	$47,494	$1,062	$50,201
Other investments at fair value	401	1,157	14	1,572

Investments at fair value	$2,046	$48,651	$1,076	$51,773

Derivative instruments - assets	—	85	1,070	1,155
Separate account assets[1]	103,532	1,365	61	104,958

Assets at fair value	$105,578	$50,101	$2,207	$157,886

Liabilities
Future policy benefits and claims[2]	$—	$—	$984	$984
Derivative instruments - liabilities	—	166	12	178

Liabilities at fair value	$—	$166	$996	$1,162

1	Excludes $649 million of separate account assets that use net asset value (“NAV”) as a practical expedient to estimate fair value.
2	Amount primarily represents the fair value of interest credits associated with certain indexed life and annuity products.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2017:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2016	$1,421	$1	$633	$65	$2,120	$348
Net gains (losses)
In operations[1]	4	(1)	307	(4)	306	(648)
In other comprehensive income	63	—	—	—	63	—
Purchases	74	17	239	—	330	—
Sales	(176)	(3)	(109)	—	(288)	—
Transfers into Level 3	91	—	—	—	91	—
Transfers out of Level 3	(415)	—	—	—	(415)	—

Balance as of December 31, 2017	$1,062	$14	$1,070	$61	$2,207	$996

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized losses on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized (losses) gains included in operations on assets and liabilities still held at the end of the year was $(638) million for future policy benefits and claims, $264 million for derivative assets, $(10) million for derivative liabilities and $(1) million for other investments at fair value.
2	Non-binding broker quotes were utilized to determine a fair value of $721 million of the total fixed maturity securities as of December 31, 2017.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

Transfers into and out of Level 3 during the year ended December 31, 2017 are primarily due to the change in observability of pricing inputs used for certain corporate securities. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2017.

31

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Living Benefit Guarantees

The following table summarizes significant unobservable inputs used for fair value measurements for living benefits liabilities, included in future policy benefits and claims and classified as Level 3 as of December 31, 2017:

Unobservable Inputs	Range
Mortality	0.1% - 10%[2]
Lapse	0% - 35%[3]
Wait period	0 yrs - 30 yrs[5]
Efficiency of benefit utilization[1]	60% - 100%[6]
Discount rate[4]	See note 4 below
Index volatility	15% - 25%

1	The unobservable input is not applicable to GMABs.
2	Represents the mortality for the majority of business with living benefits, with policyholder issue ages ranging from 45 to 85.
3	Certain scenarios could drive dynamic lapses outside of the specified range. The range shown represents lapses for the vast majority of scenarios.
4	Incorporates the liquidity and non-performance risk adjustment. The liquidity spread takes into consideration market observables for spreads in illiquid assets. The non-performance risk adjustment reflects an additional spread over LIBOR, determined by market observables for similarly rated public bonds.
5	A portion of the contractholders could never use the benefit, which would extend the range to an indeterminate period.
6	A portion of the contractholders could withdraw more than the benefit guarantee allows. For these policies, the excess withdrawals are assumed to be temporary before reverting back to 100% utilization.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the living benefits liability:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, benefit in-the-moneyness, tax status (i.e. qualified or non-qualified), interest rate levels, short-term equity market performance, partial withdrawal behavior and applicable surrender charges. All else being equal, policies that are in-the-money will have lower lapse rates than policies that are out-of-the-money, and policies that have a surrender charge present will have lower lapse rates than policies without a surrender charge.

The assumed wait period and the efficiency of utilization determine the timing and amount of living benefits withdrawals. These assumptions vary by the product type, age of the policyholder, policy size and policy duration. Many products have a bonus feature which enhances the guarantee on every policy anniversary for the first ten years, so long as withdrawals have not commenced. All else being equal, policies commencing withdrawals at a time around the year ten bonus will have higher liability values than policies commencing withdrawals 20 years after issue or policies commencing withdrawals only one year after issue. In addition, policies that are assumed to withdraw the maximum permitted amount will have a higher liability value than a policy that is assumed to withdraw less than the maximum allowed amount.

A higher discount rate tends to decrease the value of the liability and a lower discount rate tends to increase the value of the liability.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

32

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Indexed Products

The following table summarizes significant unobservable inputs used for fair value measurements for indexed universal life and indexed annuity products classified as Level 3 as of December 31, 2017:

Unobservable Inputs	Range
Mortality	0% - 5%¹
Lapse	0% - 10%
Index volatility	15% - 25%[2]

1	Represents the mortality for the majority of business, with policyholder issue ages ranging from 0 to 80.
2	Certain managed volatility indices utilize a 5% index volatility.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the indexed products:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, and applicable surrender charges. All else being equal, policies with a surrender charge present will have lower lapse rates than policies without a surrender charge.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2016:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$642	$1	$2	$645
Obligations of states, political subdivisions and foreign governments	57	2,639	—	2,696
Corporate securities	—	32,592	1,273	33,865
Residential mortgage-backed securities	1,385	1,857	6	3,248
Commercial mortgage-backed securities	—	1,279	—	1,279
Asset-backed securities	—	1,817	140	1,957

Total fixed maturity securities, available-for-sale, at fair value	$2,084	$40,185	$1,421	$43,690
Other investments at fair value	1,050	957	1	2,008

Investments at fair value	$3,134	$41,142	$1,422	$45,698

Derivative instruments - assets	—	203	633	836
Separate account assets[1]	87,266	1,374	65	88,705

Assets at fair value	$90,400	$42,719	$2,120	$135,239

Liabilities
Future policy benefits and claims[2]	$—	$—	$346	$346
Derivative instruments - liabilities	—	121	2	123

Liabilities at fair value	$—	$121	$348	$469

1	Excludes $366 million of separate account assets that use NAV as a practical expedient to estimate fair value.
2	Amount primarily represents the fair value of interest credits associated with certain indexed life and annuity products.

33

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2016:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets[4]	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2015	$1,228	$37	$445	$361	$2,071	$71
Net (losses) gains
In operations[1]	(12)	8	92	(13)	75	277
In other comprehensive income	39	(11)	—	—	28	—
Purchases	147	—	115	—	262	—
Sales	(178)	(33)	(19)	(283)	(513)	—
Transfers into Level 3	261	—	—	—	261	—
Transfers out of Level 3	(64)	—	—	—	(64)	—

Balance as of December 31, 2016	$1,421	$1	$633	$65	$2,120	$348

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized gains (losses) included in operations on assets and liabilities still held at the end of the year was $(157) million for future policy benefits and claims, $145 million for derivative assets, and $(4) million for derivative liabilities and $(2) million for other investments at fair value.
2	Non-binding broker quotes were utilized to determine a fair value of $1.0 billion of total fixed maturity securities as of December 31, 2016.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.
4	Certain prior period amounts related to separate account assets that use NAV as a practical expedient to estimate fair value have changed to conform with the current period presentation as a result of new guidance.

Transfers into and out of Level 3 during the year ended December 31, 2016 are primarily due to the change in the observability of pricing inputs used for certain corporate securities. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2016.

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below.

	December 31, 2017				December 31, 2016
(in millions)	Carrying value	Fair value	Level 2	Level 3	Carrying value	Fair value	Level 2	Level 3
Assets
Investments:
Mortgage loans, net of allowance	$10,929	$10,876	$—	$10,876	$9,760	$9,589	$—	$9,589
Policy loans	$1,030	$1,030	$—	$1,030	$989	$989	$—	$989
Other investments	$78	$78	$—	$78	$72	$72	$—	$72

Liabilities
Investment contracts	$36,746	$34,711	$—	$34,711	$31,431	$29,736	$—	$29,736
Short-term debt	$—	$—	$—	$—	$300	$300	$—	$300
Long-term debt	$793	$1,070	$977	$93	$707	$927	$920	$7

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the consolidated balance sheets approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Other investments. Other investments not held at fair value consist of FHLB stock. The carrying amount reported in the consolidated balance sheets approximates fair value due to ownership restrictions and lack of market.

34

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

Short-term debt. The carrying amount reported in the consolidated balance sheets approximates fair value due to the short-term nature of this debt instrument.

Long-term debt. The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

(10)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Products & Solutions	Total
Balance as of December 31, 2015[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2016[1]	$25	$175	$200
Adjustments	—	69	69

Balance as of December 31, 2017[1]	$25	$244	$269

1	The goodwill balances have not been previously impaired.

35

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(11)	Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block, as of the dates indicated:

	December 31,
(in millions)	2017	2016
Liabilities:
Future policyholder benefits	$1,571	$1,602
Policyholder funds and accumulated dividends	137	138
Policyholder dividends payable	20	20
Policyholder dividend obligation	110	100
Other policy obligations and liabilities	25	38

Total liabilities	$1,863	$1,898

Assets:
Available-for-sale securities	$1,294	$1,286
Mortgage loans, net of allowance	220	223
Policy loans	128	138
Other assets	77	98

Total assets	$1,719	$1,745

Excess of reported liabilities over assets	$144	$153

Portion of above representing other comprehensive income:
Increase in unrealized gain on fixed maturity securities, available-for-sale	$14	$7
Adjustment to policyholder dividend obligation	(14)	(7)

Total of above representing other than comprehensive income	$—	$—

Maximum future earnings to be recognized from assets and liabilities	$144	$153

Other comprehensive income:
Available-for-sale securities:
Fair value	$1,294	$1,286
Amortized cost	1,206	1,212
Shadow policyholder dividend obligation	(88)	(74)

Net unrealized appreciation	$—	$—

36

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table summarizes closed block operations for the years ended:

	December 31,
(in millions)	2017	2016	2015
Revenues:
Premiums	$53	$56	$58
Net investment income	81	84	87
Realized investment (losses) gains	(1)	(3)	1
Realized losses credited to policyholder benefit obligation	(4)	(1)	(5)

Total revenues	$129	$136	$141

Benefits and expenses:
Policy and contract benefits	$115	$125	$122
Change in future policyholder benefits and interest credited to policyholder accounts	(32)	(36)	(33)
Policyholder dividends	39	40	40
Change in policyholder dividend obligation	(8)	(8)	(4)
Other expenses	1	1	1

Total benefits and expenses	$115	$122	$126

Total revenues, net of benefits and expenses, before federal income tax expense	$14	$14	$15
Federal income tax expense	5	5	5

Revenues, net of benefits and expenses and federal income tax expense	$9	$9	$10

Maximum future earnings from assets and liabilities:
Beginning of period	$153	$162	$172
Change during period	(9)	(9)	(10)

End of period	$144	$153	$162

Cumulative closed block earnings from inception through December 31, 2017, 2016 and 2015 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $22 million, $26 million and $32 million as of December 31, 2017, 2016 and 2015, respectively.

37

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(12)	Short-Term Debt

The Company classifies debt as short-term if the maturity date at inception is less than one year.

In December 2015, the Company renewed an agreement to increase its $600 million commercial paper program to $750 million. The Company had no amounts outstanding under the agreement as of December 31, 2017 and had $300 million outstanding as of December 31, 2016, which had a weighted average interest rate of 0.72%.

In April 2017, the Company renewed an agreement with the FHLB to extend its ability to borrow in order to provide financing for operations. This extension, which expires on March 23, 2018, allows the Company access to borrow up to $250 million, which would be collateralized by pledged securities, at a borrowing rate set by the FHLB. The Company had $6.5 billion and $6.1 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2017 and 2016, respectively.

In April 2015, NMIC and the Company replaced their previous $600 million revolving credit facility with a new credit facility of $750 million and a borrowing rate of 0.785% plus a U.S. LIBOR rate, which is based on the repayment date of the draw, which expires on April 2, 2020. The Company had no amounts outstanding under this agreement as of December 31, 2017 and 2016.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to the one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2017 and 2016.

The amount of interest paid on short-term debt was immaterial in 2017, 2016 and 2015.

(13)	Long-Term Debt

The following table summarizes the carrying value of long-term debt, as of the dates indicated:

	December 31,
(in millions)	2017	2016
8.15% surplus note, due June 27, 2032, payable to NFS	$300	$300
7.50% surplus note, due December 31, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Other[1]	93	7

Total long-term debt	$793	$707

1	Includes debt assumed in the JNF acquisition.

The Company made interest payments to NFS on surplus notes totaling $54 million for the years ended December 31, 2017, 2016 and 2015. Payments of interest and principal under the surplus notes require the prior approval of the ODI.

38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(14)	Federal Income Taxes

The following table summarizes the components of federal income tax benefit (expense) for the years ended:

	December 31,
(in millions)	2017	2016	2015
Current tax benefit (expense)[1]	$177	$(61)	$(76)
Deferred tax benefit (expense)[1]	231	(65)	(217)

Total federal income tax benefit (expense)	$408	$(126)	$(293)

1	Includes reclassification of AMT credit carryforwards from deferred tax assets to an income tax receivable as a result of the Act.

The following table summarizes how the total federal income tax benefit (expense) differs from the amount computed by applying the U.S. federal income tax rate to net income for the years ended:

	December 31,
	2017		2016		2015
(in millions)	Amount	%	Amount	%	Amount	%
Income before federal income taxes and noncontrolling interests	$901		$904		$1,228
Rate reconciliation:
Computed (expected tax expense)	$(315)	(35)%	$(316)	(35)%	$(430)	(35)%
Dividends received deduction	128	14%	144	16%	118	10%
Tax credits	90	10%	81	9%	63	5%
Impact of enacted tax law changes[1]	530	59%	—	—%	—	—%
Other, net[2]	(25)	(3)%	(35)	(4)%	(44)	(4)%

Total federal income tax benefit (expense)	$408	45%	$(126)	(14)%	$(293)	(24)%

1	Represents the remeasurement of deferred tax assets and liabilities of $541 million and government fees of $(11) million as a result of the Act.
2	Certain prior period amounts have been reclassified to conform to the current year’s presentation.

The Company’s current federal income tax receivable (liability) was $166 million and $(52) million as of December 31, 2017 and 2016, respectively.

The Company made $8 million, $7 million and $33 million of payments for the years ended December 31, 2017, 2016 and 2015, respectively.

39

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table summarizes the tax effects of temporary differences that gave rise to significant components of the net deferred tax liability included in other liabilities in the consolidated balance sheets, as of the dates indicated:

	December 31,
(in millions)	2017	2016
Deferred tax assets
Future policy benefits and claims	$781	$953
Tax credit carryforwards	350	599
Derivatives, including embedded derivatives	44	21
Other	236	383

Gross deferred tax assets	$1,411	$1,956
Valuation allowance	(10)	(17)

Gross deferred tax assets, net of valuation allowance	$1,401	$1,939

Deferred tax liabilities
Deferred policy acquisition costs	$971	$1,577
Available-for-sale securities	589	536
Other	311	278

Gross deferred tax liabilities	$1,871	$2,391

Net deferred tax liability	$470	$452

As of December 31, 2017, the Company has gross federal net operating losses of $17 million, which expire between 2018 and 2037. As of December 31, 2017, the Company had $307 million in low-income-housing credit carryforwards, which expire between 2024 and 2037. In addition, the Company had $43 million in foreign tax credit carryforwards which expire between 2024 and 2026. The Company expects to fully utilize all carryforwards.

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

The following table is a rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties:

(in millions)	2017	2016	2015
Balance at beginning of period	$36	$36	$38
Additions for current year tax positions	2	1	1
Additions for prior year tax positions	—	1	—
Reductions for prior years tax positions	(28)	(2)	(3)

Balance at end of period	$10	$36	$36

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2013 tax year.

40

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(15)	Statutory Financial Information

Statutory Results

The Company’s life insurance subsidiaries prepare their statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state departments of insurance.

Olentangy was granted a permitted practice from the Commissioner of Insurance of the State of Vermont allowing Olentangy to carry the assets placed in a trust account by Union Hamilton Reinsurance Ltd. and held for the benefit of the ceding insurer under a reinsurance agreement on its statutory statements of admitted assets, liabilities and surplus at net admitted asset value with the offset to surplus. In 2017, this permitted practice increased NLAIC’s valuation of this subsidiary by $56 million and did not have an impact on NLIC’s admitted deferred tax assets. In 2016, this permitted practice increased NLAIC’s valuation of this subsidiary by $56 million, and also raised NLIC’s admitted deferred tax assets by $8 million.

Eagle applies a prescribed practice from the State of Ohio that allows an alternative reserve basis on assumed liabilities, net of third party reinsurance, with respect to specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts issued and to be issued by NLIC. In 2017, this prescribed practice decreased NLIC’s valuation of this subsidiary by $184 million and did not have an impact on NLIC’s admitted deferred tax assets. In 2016, this prescribed practice decreased NLIC’s valuation of this subsidiary by $97 million, and also reduced NLIC’s admitted deferred tax assets by $15 million.

Statutory accounting practices focus on insurer solvency and differ materially from GAAP primarily due to charging policy acquisition and other costs to expense as incurred, establishing future policy benefits and claims reserves based on different actuarial assumptions, excluding certain assets from statutory admitted assets, and valuing investments and establishing deferred taxes on a different basis.

The following table summarizes the statutory capital and surplus for the Company’s primary life insurance subsidiaries for the years ended:

	December 31,
(in millions)	2017	2016	2015
Statutory net income (loss)
NLIC	$1,039	$751	$167
NLAIC	(277)	(227)	(99)
JNL	—	N/A	N/A
JNLNY	—	N/A	N/A

Statutory capital and surplus
NLIC	$5,949	$5,208	$4,567
NLAIC	1,340	968	735
JNL	35	N/A	N/A
JNLNY	7	N/A	N/A

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to notify the Ohio Superintendent of Insurance of all dividends prior to payment, and they must seek prior regulatory approval to pay a dividend or distribute cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer as of the prior December 31. During the years ended December 31, 2017, 2016 and 2015 NLIC did not pay any dividends to NFS. As of January 1, 2018, NLIC has the ability to pay dividends to NFS totaling $1.0 billion without obtaining prior approval.

41

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (“NAIC”) Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity, based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. NLIC, NLAIC, JNL, JNLNY, Olentangy and Eagle each exceeded the minimum RBC requirements for all periods presented.

(16)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services, investment management and software licensing. In addition, employees of the Company participate in several benefit plans sponsored by NMIC, for which the Company has no legal obligations. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, claims counts, policies in force, direct written premium, paid losses, pro rate share of employees or their salaries, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

Effective January 1, 2015, the Company became party to a revised tax sharing agreement that reflects the new NMIC consolidated federal return group, which includes its eligible life and non-life insurance company subsidiaries. The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. For the years ended December 31, 2017, 2016 and 2015, the Company was allocated costs from NMIC and NSC totaling $324 million, $277 million and $289 million, respectively.

Under the enterprise cost sharing agreement, the Company has an arrangement with NMIC to occupy office space. The Company made payments under the cost sharing agreement to NMIC of $17 million, $19 million and $18 million for the years ended December 31, 2017, 2016 and 2015, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.4 billion as of December 31, 2017 and 2016. Total revenues from these contracts were $125 million, $127 million and $129 million for the years ended December 31, 2017, 2016 and 2015, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $111 million for the years ended December 31, 2017 and 2016, and $106 million for the year ended December 31, 2015.

The Company may underwrite insurance policies for its employees, officers and/or directors. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

42

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Revenues ceded to NMIC were $158 million for the year ended December 31, 2017 and $209 million for the years ended December 31, 2016 and 2015, while benefits, claims and expenses ceded during these years were $108 million, $185 million and $207 million, respectively.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2017, 2016 and 2015, customer allocations to NFG funds totaled $66.7 billion, $61.4 billion and $59.1 billion, respectively. For the years ended December 31, 2017, 2016 and 2015, NFG paid the Company $221 million, $199 million and $196 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $1.0 billion and $899 million as of December 31, 2017 and 2016, respectively.

Nationwide Bank has a line of credit agreement with NLIC that allows the Bank access to borrow up to $50 million from NLIC. The borrowing rate on the line of credit is equal to the daily Prime Rate. The Bank had no amounts outstanding under this agreement as of December 31, 2017, 2016 and 2015.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates were $72 million, $65 million and $63 million for the years ended December 31, 2017, 2016 and 2015, respectively.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC. As of December 31, 2017, 2016 and 2015, the Company had notes receivable outstanding of $313 million, $332 million and $238 million, respectively.

The Company provides financing to Nationwide Advantage Mortgage Company, a subsidiary of NMIC. As of December 31, 2017, 2016 and 2015, the Company had notes receivable outstanding of $7 million, $11 million and $14 million, respectively.

(17)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s consolidated financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries, under such policies, in accordance with applicable accounting rules.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators. The Company will cooperate with its ultimate parent company, NMIC insofar as any inquiry, examination, or investigation encompasses NMIC’s operations. In addition, recent regulatory activity, including state and federal regulatory activity related to fiduciary standards, may impact the Company’s business and operations, and certain estimates and assumptions used by the Company in determining the amounts presented in the financial statements and accompanying notes. Actual results could differ significantly from those estimates and assumptions.

43

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business with various third parties based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(18)	Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended:

	December 31,
(in millions)	2017	2016	2015
Premiums
Direct	$962	$1,011	$1,144
Assumed from other companies	—	—	—
Ceded to other companies	(329)	(369)	(358)

Net	$633	$642	$786

Life, accident and health insurance in force
Direct	$291,984	$275,404	$260,465
Assumed from other companies	2	2	5
Ceded to other companies	(62,714)	(61,674)	(60,976)

Net	$229,272	$213,732	$199,494

Amounts recoverable under reinsurance contracts totaled $1,124 million, $683 million and $647 million as of December 31, 2017, 2016 and 2015, respectively, and are included in other assets in the consolidated balance sheets.

44

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(19) Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its business segments. During the 2017 second quarter, the Company reorganized its business segments based on the internally-aligned segment leadership structure, which is how the Company monitors results and assesses performance. The Company now has three reportable segments: Individual Products & Solutions (“IPS”), Retirement Plans and Corporate and Other. All prior period business segment results have been updated to conform to the current period presentation.

The primary segment profitability measure that management uses is a financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) certain changes in variable annuity liabilities and net realized investment gains and losses, except for operating items, such as trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges; (2) the adjustment to amortization of DAC related to certain changes in variable annuity liabilities and net realized investment gains and losses; and (3) net losses attributable to noncontrolling interest. The Company believes this financial measure enhances the understanding and comparability of its performance by highlighting its results from continuing operations and their underlying profit drivers.

Individual Products and Solutions

IPS offers the following products: individual deferred annuity contracts, immediate annuities, and various life insurance products. Individual deferred annuity contracts offered consist of deferred variable annuity contracts, deferred fixed annuity contracts and deferred fixed indexed annuity contracts. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features. Deferred fixed annuity contracts offered by the Company generate a return for the customer at a specified interest rate fixed for prescribed periods, while deferred fixed indexed annuity contracts generate a return for the customer based on market performance with caps and floors. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period and/or for the owner’s lifetime without future access to the original investment. The various life insurance products offered consist of individual variable universal life, COLI and BOLI products, traditional life insurance products, fixed universal life insurance products and indexed universal life insurance products. Life insurance products provide a death benefit and, for certain products, allow the customer to build cash value on a tax-advantaged basis.

Retirement Plans

The Retirement Plans segment is comprised of the private and public sector retirement plans businesses. The private sector business primarily includes Internal Revenue Code (“IRC”) Section 401 qualified plans funded through fixed and variable group annuity contracts issued through NLIC. The public sector business primarily includes IRC Section 457 (b) and Section 401(a) governmental plans, both in the form of full-service arrangements that provide plan administration along with fixed and variable group annuities, as well as administration-only business. Across the public and private sector business NIA managed account services are also available. The Retirement Plans segment also includes stable value wrap products and solutions.

Corporate and Other

The Corporate and Other segment includes certain non-operating changes in variable annuity liabilities and non-operating realized gains and losses, related amortization and other revenues and expenses not allocated to other segments. Additionally, this segment includes the funding agreements with the FHLB.

45

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following tables summarize the Company’s business segment operating results for the years ended:

(in millions)	Individual Products and Solutions	Retirement Plans	Corporate and Other	Total
December 31, 2017
Revenues:
Policy charges	$2,428	117	—	$2,545
Premiums	596	—	37	633
Net investment income	1,521	835	58	2,414
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(318)	(318)
Other revenues[2]	1	—	9	10

Total revenues	$4,546	$952	$(214)	$5,284
Benefits and expenses:
Interest credited to policyholder account values[3]	$783	557	36	$1,376
Benefits and claims[4]	1,395	—	27	1,422
Amortization of DAC	332	6	54	392
Other expenses, net of deferrals	741	194	258	1,193

Total benefits and expenses	$3,251	$757	$375	$4,383

Income before federal income taxes and noncontrolling interests	$1,295	195	(589)	$901
Less: certain non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(318)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	(54)
Less: net gain attributable to noncontrolling interest	—	—	(96)

Pre-tax operating earnings (loss)	$1,295	$195	$(121)

Assets as of year end	$134,326	$35,520	$11,343	$181,189

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items (trading portfolio realized gains and losses, trading portfolio valuation changes).
3	Includes operating items (net realized gains and losses related to certain product hedges).
4	Excludes certain non-operating changes in variable annuity liabilities.

46

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(in millions)	Individual Products and Solutions	Retirement Plans	Corporate and Other	Total
December 31, 2016
Revenues:
Policy charges	$2,254	$107	$—	$2,361
Premiums	605	—	37	642
Net investment income	1,337	791	11	2,139
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(299)	(299)
Other revenues[2]	—	—	14	14

Total revenues	$4,196	$898	$(237)	$4,857
Benefits and expenses:
Interest credited to policyholder account values[3]	$684	$531	$30	$1,245
Benefits and claims[4]	1,245	—	32	1,277
Amortization of DAC	432	4	(3)	433
Other expenses, net of deferrals	654	181	163	998

Total benefits and expenses	$3,015	$716	$222	$3,953

Income before federal income taxes and noncontrolling interests	$1,181	$182	$(459)	$904
Less: certain non-operating changes in variable annuity liabilities and net realized investment (losses)[1]	—	—	(299)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	6
Less: net loss attributable to noncontrolling interest	—	—	(91)

Pre-tax operating earnings (loss)	$1,181	$182	$(75)

Assets as of year end	$113,062	$32,239	$10,337	$155,638

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items (trading portfolio realized gains and losses, trading portfolio valuation changes).
3	Includes operating items (net realized gains and losses related to certain product hedges).
4	Excludes certain non-operating changes in variable annuity liabilities.

47

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(in millions)	Individual Products and Solutions	Retirement Plans	Corporate and Other	Total
December 31, 2015
Revenues:
Policy charges	$2,105	$111	$—	$2,216
Premiums	751	—	35	786
Net investment income	1,193	752	37	1,982
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(56)	(56)
Other revenues[2]	(83)	—	7	(76)

Total revenues	$3,966	$863	$23	$4,852
Benefits and expenses:
Interest credited to policyholder account values	$564	$494	$20	$1,078
Benefits and claims[3]	1,405	—	29	1,434
Amortization of DAC	128	7	(67)	68
Other expenses, net of deferrals	705	163	176	1,044

Total benefits and expenses	$2,802	$664	$158	$3,624

Income before federal income taxes and noncontrolling interests	$1,164	$199	$(135)	$1,228
Less: certain non-operating changes in variable annuity liabilities and net realized investment gains[1]	—	—	(56)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	74
Less: net loss attributable to noncontrolling interest	—	—	(96)

Pre-tax operating earnings (loss)	$1,164	$199	$(57)

Assets as of year end	$104,020	$30,524	$9,634	$144,178

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items discussed above.
3	Excludes certain non-operating changes in variable annuity liabilities.

48

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I        Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2017 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities, available-for-sale:
Bonds:
U.S. government and agencies	$358	$396	$396
Obligations of states, political subdivisions and foreign governments	3,433	3,845	3,845
Public utilities	5,374	5,582	5,582
All other corporate, mortgage-backed and asset-backed securities	38,677	40,378	40,378

Total fixed maturity securities, available-for-sale	$47,842	$50,201	$50,201
Equity securities, available-for-sale:
Common stocks:
Banks, trust and insurance companies	$15	$15	$15
Industrial, miscellaneous and all other	14	12	12
Nonredeemable preferred stocks	44	52	52

Total equity securities, available-for-sale	$73	$79	$79
Trading assets	73	74	74
Mortgage loans, net of allowance	10,963		10,929	[1]
Policy loans	1,030		1,030
Other investments	1,340		1,340
Short-term investments	1,406		1,406

Total investments	$62,727		$65,059

1	Difference from Column B is primarily attributable to valuation allowances due to impairments on mortgage loans on estate (see Note 7 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans on real estate.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

49

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2017, 2016 and 2015 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2017
IPS	$5,922	$38,510			$596
Retirement Plans	235	18,773			—
Corporate and Other	(481)	2,602			37

Total	$5,676	$59,885			$633

2016
IPS	$5,390	$32,621			$605
Retirement Plans	229	17,443			—
Corporate and Other	(187)	2,847			37

Total	$5,432	$52,911			$642

2015
IPS	$5,007	$26,742			$751
Retirement Plans	222	15,940			—
Corporate and Other	(29)	2,715			35

Total	$5,200	$45,397			$786

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written
2017
IPS	$1,521	$2,507	$332	741
Retirement Plans	835	557	6	194
Corporate and Other	58	63	54	258

Total	$2,414	$3,127	$392	$1,193

2016
IPS	$1,337	$2,111	$432	654
Retirement Plans	791	531	4	181
Corporate and Other	11	62	(3)	163

Total	$2,139	$2,704	$433	$998

2015
IPS	$1,193	$2,198	$128	$705
Retirement Plans	752	494	7	163
Corporate and Other	37	48	(67)	176

Total	$1,982	$2,740	$68	$1,044

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2	Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

50

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV        Reinsurance

As of December 31, 2017, 2016 and 2015 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount
2017
Life, accident and health insurance in force	$291,984	$(62,714)	$2	$229,272
Premiums:
Life insurance[1]	$700	$(67)	$—	$633
Accident and health insurance	262	(262)	—	—

Total	$962	$(329)	$—	$633

2016
Life, accident and health insurance in force	$275,404	$(61,674)	$2	$213,732
Premiums:
Life insurance[1]	$698	$(56)	$—	$642
Accident and health insurance	313	(313)	—	—

Total	$1,011	$(369)	$—	$642

2015
Life, accident and health insurance in force	$260,465	$(60,976)	$5	$199,494
Premiums:
Life insurance[1]	$842	$(56)	$—	$786
Accident and health insurance	302	(302)	—	—

Total	$1,144	$(358)	$—	$786

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

51

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2017, 2016 and 2015 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2017
Valuation allowances - mortgage loans	$32	$6	$—	$(4)	$34

2016
Valuation allowances - mortgage loans	$26	$8	$—	$(2)	$32

2015
Valuation allowances - mortgage loans	$26	$2	$—	$(2)	$26

1	Amounts generally represent payoffs, sales and recoveries.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

52

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
A)	Financial Statements
1)	Nationwide Variable Account-II:
Report of Independent Registered Public Accounting Firm.
Statement of Assets, Liabilities and Contract Owners’ Equity as of December 31, 2017.
Statement of Operations for the year ended December 31, 2017.
Statements of Changes in Contract Owners’ Equity for the years ended December 31, 2017 and 2016.
Notes to Financial Statements.
2)	Nationwide Life Insurance Company and subsidiaries:
Report of Independent Registered Public Accounting Firm.
Consolidated Statements of Operations for the years ended December 31, 2017, 2016 and 2015.
Consolidated Statements of Comprehensive Income for the years ended December 31, 2017, 2016 and 2015.
Consolidated Balance Sheets as of December 31, 2017 and 2016.
Consolidated Statements of Equity as of December 31, 2017, 2016, 2015, and 2014.
Consolidated Statements of Cash Flows for the years ended December 31, 2017, 2016 and 2015.
Notes to Consolidated Financial Statements.
Financial Statement Schedules.
B)	Exhibits
1)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant – Filed previously on April 27, 2007 with Post-Effective Amendment No. 26 to the Registration Statement (SEC File no. 033-67636) and hereby incorporated by reference.
2)	Not Applicable.
3)	Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter – Filed previously on April 30, 2007 with Post-Effective Amendment No. 16 to the Registration Statement (SEC File No. 333-103093) and hereby incorporated by reference.
4)	The form of the variable annuity contract – Filed previously on April 14, 2003 with the initial Registration Statement (SEC File No. 333-104513) and hereby incorporated by reference.
5)	Variable Annuity Application – Filed previously on April 14, 2003 with the initial Registration Statement (SEC File No. 333-104513) and hereby incorporated by reference.
6)	Depositor's Certificate of Incorporation and By-Laws –
a)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
7)	Not Applicable.
8)	Form of Participation Agreements –
The following fund participation agreements were previously filed and are hereby incorporated by reference.

1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimfpa99h1.htm
2)	Fund Participation Agreement with Fred Alger Management, Inc., Fred Alger & Company, Incorporated dated October 1, 2004 with the registration statement under 333-164118, post-effective amendment number 3 filed on April 26, 2011 as document algeramericanpfa.htm
3)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebernsteinfpa.htm
4)	Fund Participation Agreement with ALPS Variable Investment Trust and ALPS Portfolio Solutions Distributor, Inc. dated October 10, 2013 with the registration statement under 333-135650, post-effective amendment number 12 filed on October 15, 2013 as document d612202dex99826.htm
5)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentfpa99h2.htm
6)	Fund Participation Agreement with American Funds Insurance Series and Capital Research and Management Company dated July 20, 2005 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document americanfundsfpa.htm
7)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockfpa.htm
8)	Fund Participation Agreement with Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. dated December 7, 2015 with the registration statement under 333-103095, post-effective amendment number 39 filed on April 13, 2017 as document columbiafpa.htm
9)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawarefpa.htm
10)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation, as amended, dated January 27, 2000 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusfpa99h3.htm
11)	Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. dated March 24, 2011 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document eatonvancefpa.htm
12)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended, dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedfpa99h4.htm
13)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated May 1, 1988 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidifpa99h5.htm
14)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated July 15, 1989 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiifpa99h6.htm
15)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund III dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated November 22, 1994 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiifpa99h7.htm

16)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankfpa99h8.htm
17)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co. dated December 22, 1998 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsfpa.htm
18)	Fund Participation Agreement with J.P. Morgan Series Trust II dated February 18, 2003 with the registration statement under 333-59517, post-effective amendment number 42 filed on April 30, 2008 as document jpmorganfpa.htm
19)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusfpa99h9a.htm
20)	Fund Participation Agreement with Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC dated April 13, 2009 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document lazardfpa.htm
21)	Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, as amended, dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettfpa.htm
22)	Fund Participation Agreement with The Merger Fund VL and Westchester Capital Management, LLC dated October 11, 2013 with the registration statement under 333-135650, post-effective amendment number 12 filed on October 15, 2013 as document d612202dex99827.htm
23)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc. dated May 2, 2011 with the registration statement under 333-149213, post-effective amendment number 15 filed on April 16, 2015 as document mfsfpa.htm
24)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
25)	Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
26)	Fund Participation Agreement with Northern Lights Variable Trust and Northern Lights Distributors, LLC dated February 8, 2012 with the registration statement under 333-62692, post-effective amendment number 28 filed on June 11, 2012 as document northernlightsfpa.htm
27)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenfpa99h14.htm
28)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcofpa.htm
29)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P. dated February 1, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamfpa.htm
30)	Fund Participation Agreement with Royce & Associates, Inc., as amended, dated February 14, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document roycefpa.htm
31)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm

32)	Fund Participation Agreement with Schwab Annuity Portfolios, Charles Schwab Investment Management, Inc. and Charles Schwab & Co. Inc. dated September 30, 2003 with the registration statement under 333-105992, post-effective amendment number 10 filed on April 18, 2008 as document schwabfpa.htm
33)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc., as amended, dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document trowefpa99h15.htm
34)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, as amended, dated September 1, 1989 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckfpa.htm
35)	Fund Participation Agreement with Unified Financial Securities and Huntington Asset Advisors, Inc. dated August 13, 2010 with the registration statement under 333-164886, post effective amendment number 2 filed on October 26, 2010 as document huntingtonfpa.htm
36)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc., as amended, dated February 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univfpa99h16.htm
37)	Fund Participation Agreement with The Victory Variable Insurance Funds, Key Asset Management Inc., and BISYS Fund Services dated June 30, 1999 with the registration statement under 333-103094, post-effective amendment number 30 filed on April 20, 2011 as document victoryfpa.htm
38)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc, as amended, dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedfpa.htm
39)	Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc., as amended, dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargofpa.htm
40)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly Gartmore Variable Insurance Trust, as amended. dated May 2, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12a.htm
41)	Fund Participation Agreement with MainStay VP Funds Trust and New York Life Investment Management LLC dated May 1, 2016 with the registration statement under 333-201820, post-effective amendment number 1 filed on April 14, 2016 as document mainstayfpa.htm
9)	Opinion of Counsel – Filed previously on April 27, 2007 with Post-Effective Amendment No. 26 to the registration statement (SEC File No. 033-67636) and hereby incorporated by reference.
10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
11)	Not Applicable.
12)	Not Applicable.
99)	Power of Attorney – Attached hereto.
Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Administrative Officer	Gale V. King
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Harry H. Hallowell
Senior Vice President	Sandra L. Rich
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer

Senior Vice President-Chief Information Officer, NF Systems	Michael A. Richardson
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Integrated Relationship Strategies	Rondal L. Ransom
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-Marketing Services	Tiffanie Hiibner
Senior Vice President- NF Services Financial Solutions & Support Services	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-NF Sales and Distribution	Tina S. Ambrozy
Senior Vice President-NF Legal	Rae Ann Dankovic
Senior Vice President-NF Marketing	Jennifer B. MacKenzie
Senior Vice President-NI Enterprise Brand Marketing	Michael A. Boyd
Senior Vice President-Chief Digital Officer	Ann S. Bair
Senior Vice President-NW Retirement Plans and Director	John L. Carter
Senior Vice President-Nationwide Financial Network	Joseph D. Sprague
Director	Stephen S. Rasmussen
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Bank	Federal	This is a federally savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company	Texas	The company provides life, health and annuity products.

Company	Jurisdiction of Domicile	Brief Description of Business
Jefferson National Life Insurance Company of New York	New York	The company provides variable annuity products.
Jefferson National Securities Corporation	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
JNF Advisors, Inc.	Delaware	The company is an investment advisory firm but currently manages no assets.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-A2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.[3]	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[3,4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of March 7, 2018, was 6,051 and 4,645 respectively.
Item 28. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account

Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-A
Nationwide Variable Account-9	Nationwide VL Separate Account-C
Nationwide Variable Account-10	Nationwide VL Separate Account-D
Nationwide Variable Account-11	Nationwide VL Separate Account-G
Nationwide Variable Account-12	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VA Separate Account A
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account 1
Nationwide VA Separate Account-A	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-B
b)	Directors and Officers of NISC:

President and Director	Tina Ambrozy
Vice President-Chief Compliance Officer	James J. Rabenstine
Vice President-Tax	Daniel P. Eppley
Vice President-Property Management & Accounting and Financial Operations	Peter J. Rothermel
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Treasurer	Christopher Igodan, Jr.
Associate Vice President and Assistant Treasurer	John A. Reese
Associate Vice President and Assistant Treasurer	Sarah E. Zureich
Associate Vice President and Assistant Treasurer	Mark E. Hartman
Assistant Treasurer	Hope C. Hacker
Director	John L. Carter
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:
a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 24, 2018.
Nationwide Variable Account-II
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 24, 2018.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact